UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04146

JOHN HANCOCK TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited)
(showing percentage of total net assets)

500 Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.95%
Basic Materials - 3.77%
Air Products & Chemicals, Inc.	113,649	$8,816,889
Airgas, Inc.	44,177	2,136,841
AK Steel Holding Corp.	59,180	1,167,621
Alcoa, Inc. (a)	527,110	6,915,683
Allegheny Technologies, Inc. (a)	53,054	1,856,359
Biogen Idec, Inc. *	156,263	7,894,407
CF Industries Holdings, Inc.	26,214	2,260,433
Dow Chemical Company	618,667	16,128,649
E.I. Du Pont de Nemours & Company	488,827	15,710,900
Eastman Chemical Company	39,311	2,104,711
Ecolab, Inc.	128,116	5,922,803
Eli Lilly & Company	546,998	18,067,344
FMC Corp.	39,217	2,205,956
Freeport-McMoRan Copper & Gold, Inc.,
Class B	222,770	15,284,250
International Flavors & Fragrances, Inc.	42,732	1,620,825
International Paper Company	234,111	5,204,288
MeadWestvaco Corp.	92,569	2,065,214
Monsanto Company	295,324	22,858,078
Newmont Mining Corp.	265,075	11,668,602
Nucor Corp.	170,229	8,002,465
Plum Creek Timber Company, Inc. (a)	88,078	2,698,710
PPG Industries, Inc. (a)	89,212	5,193,031
Praxair, Inc.	165,968	13,557,926
Sigma-Aldrich Corp.	65,898	3,557,174
The Sherwin-Williams Company	52,842	3,178,975
Titanium Metals Corp.	45,909	440,267
United States Steel Corp. (a)	77,535	3,440,228
Weyerhaeuser Company	114,339	4,190,524

		194,149,153
Communications - 10.54%
Akamai Technologies, Inc. *	93,264	1,835,436
Amazon.com, Inc. *	179,868	16,792,476
American Tower Corp., Class A *	213,486	7,770,890
AT&T, Inc.	3,191,733	86,208,708
CBS Corp., Class B (a)	366,631	4,417,904
CenturyTel, Inc.	160,812	5,403,283
Ciena Corp. *	49,518	806,153
Cisco Systems, Inc. *	3,120,261	73,450,944
Comcast Corp., Class A	1,552,476	26,221,320
Corning, Inc.	840,987	12,875,511
DIRECTV Group, Inc. * (a)	243,193	6,707,263
eBay, Inc. *	607,322	14,338,872
Expedia, Inc. *	113,917	2,728,312
Frontier Communications Corp.	168,984	1,274,139
Gannett Company, Inc. (a)	126,995	1,588,707
Google, Inc., Class A *	130,155	64,537,357
Harris Corp.	70,905	2,666,028
Interpublic Group of Companies, Inc. *	262,974	1,977,564
JDS Uniphase Corp. *	117,393	834,664
Juniper Networks, Inc. *	283,586	7,662,494
McAfee, Inc. *	85,041	3,723,945
McGraw-Hill Companies, Inc.	170,297	4,281,267
Meredith Corp.	19,700	589,818
MetroPCS Communications, Inc. * (a)	140,969	1,319,470
Monster Worldwide, Inc. * (a)	68,108	1,190,528

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Motorola, Inc.	1,241,728	$10,666,444
News Corp., Class A	1,216,273	14,583,113
Omnicom Group, Inc.	168,117	6,210,242
QUALCOMM, Inc.	899,263	40,448,850
Qwest Communications International, Inc. (a)	801,970	3,055,506
Scripps Networks Interactive, Inc., Class A	48,266	1,783,429
Sprint Nextel Corp. *	1,555,756	6,145,236
Symantec Corp. *	440,623	7,257,061
Tellabs, Inc. *	214,319	1,483,087
The New York Times Company, Class A (a)	62,577	508,125
The Washington Post Company, Class B	3,356	1,570,876
Time Warner Cable, Inc.	190,618	8,213,730
Time Warner, Inc.	641,385	18,459,060
VeriSign, Inc. *	104,337	2,471,744
Verizon Communications, Inc.	1,536,693	46,515,697
Viacom, Inc., Class B *	328,298	9,205,476
Windstream Corp.	236,243	2,393,142
Yahoo!, Inc. *	645,317	11,493,096

		543,666,967
Consumer, Cyclical - 8.69%
Abercrombie & Fitch Company, Class A (a)	47,581	1,564,463
AutoNation, Inc. * (a)	51,044	922,876
AutoZone, Inc. *	17,441	2,550,223
Bed Bath & Beyond, Inc. *	141,677	5,318,555
Best Buy Company, Inc. (a)	184,695	6,929,756
Big Lots, Inc. *	44,698	1,118,344
Carnival Corp. *	237,033	7,888,458
Cintas Corp.	71,082	2,154,495
Coach, Inc.	172,073	5,664,643
Costco Wholesale Corp.	235,258	13,282,667
CVS Caremark Corp.	780,747	27,903,898
D.R. Horton, Inc.	149,242	1,702,851
Darden Restaurants, Inc.	75,432	2,574,494
Family Dollar Stores, Inc.	75,587	1,995,497
Fastenal Company (a)	71,513	2,767,553
Ford Motor Company *	1,742,629	12,564,355
GameStop Corp., Class A *	89,085	2,358,080
Genuine Parts Company	86,302	3,284,654
Goodyear Tire & Rubber Company *	130,859	2,228,529
Harley-Davidson, Inc. (a)	126,896	2,918,608
Harman International Industries, Inc.	37,506	1,270,703
Hasbro, Inc.	68,112	1,890,108
Home Depot, Inc. (a)	922,117	24,565,197
International Game Technology	160,290	3,443,029
J.C. Penney Company, Inc.	127,598	4,306,433
Johnson Controls, Inc.	322,125	8,233,515
KB Home (a)	40,022	664,765
Kohl's Corp. *	165,311	9,430,993
Lennar Corp., Class A	83,426	1,188,820
Limited Brands, Inc.	144,441	2,454,053
Lowe's Companies, Inc.	799,317	16,737,698
Macy's, Inc.	227,490	4,160,792
Marriott International, Inc., Class A	135,986	3,751,854
Mattel, Inc.	194,733	3,594,771
McDonald's Corp.	590,390	33,693,557
Newell Rubbermaid, Inc.	150,229	2,357,093

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
NIKE, Inc., Class B	210,300	$13,606,410
Nordstrom, Inc. (a)	89,117	2,721,633
Office Depot, Inc. *	148,627	983,911
O'Reilly Automotive, Inc. *	73,972	2,673,348
PACCAR, Inc.	196,545	7,411,712
Polo Ralph Lauren Corp., Class A	31,280	2,396,674
Pulte Homes, Inc. *	170,989	1,879,169
RadioShack Corp.	67,716	1,122,054
Sears Holdings Corp. * (a)	26,995	1,763,043
Southwest Airlines Company	401,103	3,850,589
Staples, Inc.	390,767	9,073,610
Starbucks Corp. *	398,750	8,234,188
Starwood Hotels & Resorts Worldwide, Inc.	101,072	3,338,408
Target Corp.	406,734	18,986,343
The Gap, Inc.	260,483	5,574,336
Tiffany & Company (a)	67,141	2,586,943
TJX Companies, Inc.	229,293	8,518,235
VF Corp.	48,234	3,493,589
Walgreen Company	536,850	20,115,770
Wal-Mart Stores, Inc.	1,168,404	57,356,952
Walt Disney Company	1,005,427	27,609,025
Whirlpool Corp.	40,047	2,801,688
Wyndham Worldwide Corp.	96,627	1,576,953
Wynn Resorts, Ltd. * (a)	37,297	2,643,984
Yum! Brands, Inc.	252,394	8,520,821

		448,275,768
Consumer, Non-cyclical - 21.71%
Abbott Laboratories	836,296	41,371,563
Allergan, Inc.	166,355	9,442,310
Altria Group, Inc.	1,120,549	19,956,978
AmerisourceBergen Corp.	160,808	3,598,883
Amgen, Inc. *	549,345	33,087,049
Apollo Group, Inc., Class A *	69,007	5,083,746
Archer-Daniels-Midland Company	347,326	10,148,866
Avery Dennison Corp.	60,991	2,196,286
Avon Products, Inc.	230,968	7,843,673
Baxter International, Inc.	326,051	18,588,168
Becton, Dickinson & Company	129,504	9,032,904
Boston Scientific Corp. *	815,511	8,636,261
Bristol-Myers Squibb Company	1,071,626	24,133,018
Brown Forman Corp., Class B	60,101	2,898,070
C.R. Bard, Inc.	52,809	4,151,315
Campbell Soup Company	104,232	3,400,048
Cardinal Health, Inc.	194,579	5,214,717
CareFusion Corp. *	97,380	2,122,884
Celgene Corp. *	248,102	13,868,902
Cephalon, Inc. * (a)	40,382	2,351,848
Clorox Company	75,382	4,433,969
Coca-Cola Enterprises, Inc.	171,580	3,673,528
Colgate-Palmolive Company	269,636	20,567,834
ConAgra Foods, Inc.	239,162	5,185,032
Constellation Brands, Inc., Class A *	107,495	1,628,549
Convergys Corp. *	66,461	660,622
Coventry Health Care, Inc. *	80,915	1,615,063
DaVita, Inc. *	56,261	3,186,623
Dean Foods Company *	97,529	1,735,041

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
DENTSPLY International, Inc.	80,385	$2,776,498
DeVry, Inc.	33,494	1,852,888
Dr Pepper Snapple Group, Inc. *	137,422	3,950,882
Dun & Bradstreet Corp.	28,533	2,149,106
Equifax, Inc.	68,364	1,992,127
Estee Lauder Companies, Inc., Class A	63,845	2,367,373
Express Scripts, Inc. *	148,450	11,516,751
Forest Laboratories, Inc. *	163,199	4,804,579
Fortune Brands, Inc.	81,279	3,493,371
General Mills, Inc.	176,041	11,333,520
Genzyme Corp. *	146,229	8,295,571
Gilead Sciences, Inc. *	489,179	22,785,958
H & R Block, Inc.	181,392	3,333,985
H.J. Heinz Company	170,509	6,777,733
Hershey Company	89,710	3,486,131
Hormel Foods Corp.	37,755	1,341,058
Hospira, Inc. *	87,143	3,886,578
Humana, Inc. *	91,780	3,423,394
Intuitive Surgical, Inc. *	20,522	5,381,894
Iron Mountain, Inc. *	97,497	2,599,270
J.M. Smucker Company	64,347	3,411,034
Johnson & Johnson	1,490,819	90,775,969
Kellogg Company	138,762	6,831,253
Kimberly-Clark Corp.	224,230	13,225,085
King Pharmaceuticals, Inc. *	134,235	1,445,711
Kraft Foods, Inc., Class A	797,916	20,961,253
Laboratory Corp. of America Holdings *	58,588	3,849,232
Life Technologies Corp. *	95,396	4,440,684
Lorillard, Inc.	89,344	6,638,259
McCormick & Company, Inc.	70,697	2,399,456
McKesson Corp.	143,975	8,573,711
Medco Health Solutions, Inc. *	256,282	14,174,957
Medtronic, Inc.	598,750	22,034,000
Merck & Company, Inc. (a)	1,140,837	36,084,674
Millipore Corp. *	30,049	2,113,346
Molson Coors Brewing Company, Class B	84,827	4,129,378
Moody's Corp.	106,099	2,170,786
Mylan, Inc. * (a)	165,174	2,644,436
Patterson Companies, Inc. *	50,290	1,370,403
Paychex, Inc.	173,798	5,048,832
Pepsi Bottling Group, Inc.	77,927	2,839,660
PepsiCo, Inc.	842,758	49,436,184
Pfizer, Inc.	3,651,098	60,425,672
Philip Morris International, Inc.	1,046,486	51,005,728
Procter & Gamble Company	1,579,037	91,457,823
Quanta Services, Inc. *	107,288	2,374,283
Quest Diagnostics, Inc.	84,406	4,405,149
R.R. Donnelley & Sons Company	111,062	2,361,178
Reynolds American, Inc.	91,418	4,069,929
Robert Half International, Inc.	82,155	2,055,518
Safeway, Inc.	225,315	4,443,212
Sara Lee Corp.	376,333	4,192,350
Schering-Plough Corp.	883,914	24,970,570
St. Jude Medical, Inc. *	188,248	7,343,554
Stryker Corp.	152,693	6,936,843
SUPERVALU, Inc.	114,680	1,727,081

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Sysco Corp.	319,723	$7,945,117
Tenet Healthcare Corp. *	234,231	1,377,278
The Coca-Cola Company	1,253,671	67,322,133
The Kroger Company	352,417	7,273,887
Tyson Foods, Inc., Class A	165,171	2,086,110
UnitedHealth Group, Inc.	628,836	15,746,053
Varian Medical Systems, Inc. *	67,909	2,861,006
Watson Pharmaceuticals, Inc. *	57,197	2,095,698
WellPoint, Inc. *	256,992	12,171,141
Western Union Company	379,517	7,180,462
Whole Foods Market, Inc. * (a)	75,995	2,317,088
Wyeth	722,229	35,085,885
Zimmer Holdings, Inc. *	115,933	6,196,619

		1,119,388,087
Diversified - 0.05%
Leucadia National Corp. * (a)	102,830	2,541,958
Energy - 11.93%
Anadarko Petroleum Corp.	265,360	16,646,033
Apache Corp.	181,631	16,679,175
Baker Hughes, Inc.	167,635	7,151,309
BJ Services Company	158,031	3,070,542
Cabot Oil & Gas Corp.	56,068	2,004,431
Cameron International Corp. *	118,934	4,498,084
Chesapeake Energy Corp.	347,115	9,858,066
Chevron Corp.	1,084,926	76,411,338
CMS Energy Corp. (a)	123,842	1,659,483
ConocoPhillips Company	802,208	36,227,713
CONSOL Energy, Inc.	97,754	4,409,683
Denbury Resources, Inc. *	134,938	2,041,612
Devon Energy Corp.	240,085	16,164,923
Diamond Offshore Drilling, Inc. (a)	37,599	3,591,456
Duke Energy Corp.	701,493	11,041,500
El Paso Corp.	379,331	3,914,696
ENSCO International, Inc.	77,059	3,278,090
Entergy Corp.	105,918	8,458,612
EOG Resources, Inc.	136,288	11,381,411
EQT Corp.	70,815	3,016,719
Exxon Mobil Corp.	2,599,798	178,372,141
Halliburton Company	487,804	13,229,245
Hess Corp.	157,464	8,418,025
Marathon Oil Corp.	382,859	12,213,202
Massey Energy Company	46,237	1,289,550
Murphy Oil Corp.	103,227	5,942,778
Nabors Industries, Ltd. *	153,658	3,211,452
National Oilwell Varco, Inc. *	226,233	9,757,429
Noble Energy, Inc.	93,801	6,187,114
Occidental Petroleum Corp.	438,607	34,386,789
Peabody Energy Corp.	144,791	5,389,121
Pioneer Natural Resources Company	62,247	2,258,944
Questar Corp.	94,252	3,540,105
Range Resources Corp.	85,071	4,199,105
Rowan Companies, Inc.	61,533	1,419,566
Schlumberger, Ltd.	647,989	38,620,144
Smith International, Inc.	119,304	3,424,025
Southwestern Energy Company *	186,358	7,953,759

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Spectra Energy Corp.	349,420	$6,618,015
Sunoco, Inc.	63,239	1,799,150
Tesoro Corp. (a)	75,492	1,130,870
Valero Energy Corp.	304,439	5,903,072
Williams Companies, Inc.	315,369	5,635,644
XTO Energy, Inc.	313,870	12,969,108

		615,373,229
Financial - 15.23%
Aetna, Inc.	236,135	6,571,637
AFLAC, Inc.	252,918	10,809,715
Allstate Corp.	290,170	8,885,005
American Express Company	643,325	21,808,717
American International Group, Inc. * (a)	72,802	3,211,296
Ameriprise Financial, Inc.	137,948	5,011,651
Aon Corp.	148,532	6,043,767
Apartment Investment & Management
Company, Class A, REIT	63,318	933,940
Assurant, Inc.	63,795	2,045,268
Avalon Bay Communities, Inc., REIT	43,243	3,145,063
Bank of America Corp.	4,680,270	79,190,168
Bank of New York Mellon Corp.	650,695	18,863,648
BB&T Corp.	368,720	10,043,933
Boston Properties, Inc., REIT	74,970	4,914,283
Capital One Financial Corp.	246,123	8,793,975
CB Richard Ellis Group, Inc. *	129,926	1,525,331
Charles Schwab Corp.	514,951	9,861,312
Chubb Corp.	189,287	9,541,958
CIGNA Corp.	147,527	4,144,033
Cincinnati Financial Corp.	87,981	2,286,626
Citigroup, Inc.	7,055,233	34,147,328
CME Group, Inc. (a)	35,935	11,074,808
Comerica, Inc.	81,748	2,425,463
Discover Financial Services	289,801	4,703,470
E*TRADE Financial Corp. * (a)	501,457	877,550
Equity Residential, REIT	148,214	4,550,170
Federated Investors, Inc., Class B	47,863	1,262,147
Fidelity National Information Services, Inc.	103,775	2,647,300
Fifth Third Bancorp	430,244	4,358,372
First Horizon National Corp. *	118,273	1,564,751
Franklin Resources, Inc.	80,991	8,147,695
Genworth Financial, Inc., Class A	260,322	3,110,848
Goldman Sachs Group, Inc.	276,565	50,984,758
Hartford Financial Services Group, Inc.	207,878	5,508,767
HCP, Inc., REIT	158,557	4,556,928
Health Care, Inc., REIT	64,856	2,699,307
Host Hotels & Resorts, Inc., REIT	326,691	3,845,153
Hudson City Bancorp, Inc.	255,157	3,355,315
Huntington Bancshares, Inc.	307,821	1,449,837
IntercontinentalExchange, Inc. *	39,582	3,846,975
Invesco, Ltd.	225,073	5,122,661
Janus Capital Group, Inc.	98,523	1,397,056
JPMorgan Chase & Company	2,127,411	93,223,150
KeyCorp	475,269	3,089,248
Kimco Realty Corp., REIT	203,603	2,654,983
Legg Mason, Inc. (a)	87,851	2,726,017
Lincoln National Corp.	163,425	4,234,342

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Loews Corp.	196,775	$6,739,544
M&T Bank Corp. (a)	44,667	2,783,647
Marsh & McLennan Companies, Inc.	283,374	7,007,839
Marshall & Ilsley Corp. (a)	199,141	1,607,068
MasterCard, Inc., Class A	51,907	10,493,000
MBIA, Inc. * (a)	85,515	663,596
MetLife, Inc.	442,860	16,859,680
Morgan Stanley	735,273	22,705,230
NASDAQ OMX Group, Inc. *	76,772	1,616,051
Northern Trust Corp.	130,592	7,595,231
NYSE Euronext	140,652	4,063,436
People's United Financial, Inc.	188,460	2,932,438
PNC Financial Services Group, Inc.	249,605	12,128,307
Principal Financial Group, Inc.	172,536	4,725,761
Progressive Corp. *	367,103	6,086,568
ProLogis, REIT (a)	239,541	2,855,329
Prudential Financial, Inc.	250,470	12,500,958
Public Storage, Inc., REIT	73,361	5,519,682
Regions Financial Corp. (a)	642,779	3,991,658
Simon Property Group, Inc., REIT	154,178	10,704,579
SLM Corp. *	252,963	2,205,837
State Street Corp.	267,505	14,070,763
SunTrust Banks, Inc.	269,853	6,085,185
T. Rowe Price Group, Inc.	138,555	6,331,963
The Travelers Companies, Inc.	307,035	15,115,333
Torchmark Corp.	44,757	1,943,797
U.S. Bancorp	1,034,324	22,610,323
Unum Group	179,285	3,843,870
Ventas, Inc., REIT	84,682	3,260,257
Vornado Realty Trust, REIT	84,457	5,439,875
Wells Fargo & Company	2,527,209	71,216,750
XL Capital, Ltd., Class A (a)	185,107	3,231,968
Zions Bancorp (a)	68,399	1,229,130

		785,360,378
Industrial - 10.12%
3M Company	377,772	27,879,574
Amphenol Corp., Class A	92,733	3,494,179
Ball Corp.	50,915	2,505,018
Bemis Company, Inc.	58,421	1,513,688
Black & Decker Corp.	32,549	1,506,693
Boeing Company	392,979	21,279,813
Burlington Northern Santa Fe Corp.	141,636	11,306,802
C.H. Robinson Worldwide, Inc.	91,089	5,260,390
Caterpillar, Inc. (a)	336,103	17,252,167
CSX Corp.	212,076	8,877,501
Cummins, Inc.	109,171	4,891,953
Danaher Corp.	140,105	9,431,869
Deere & Company	228,803	9,820,225
Dover Corp.	100,694	3,902,899
Eastman Kodak Company (a)	145,091	693,535
Eaton Corp.	89,585	5,069,615
Emerson Electric Company	406,589	16,296,087
Expeditors International of Washington, Inc.	114,758	4,033,744
FedEx Corp.	168,964	12,709,472
FLIR Systems, Inc. *	81,947	2,292,058
Flowserve Corp.	30,255	2,981,328

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Fluor Corp.	97,302	$4,947,807
FMC Technologies, Inc. *	66,244	3,460,587
General Dynamics Corp.	208,323	13,457,666
General Electric Company	5,748,823	94,395,674
Goodrich Corp.	67,072	3,644,692
Honeywell International, Inc.	406,841	15,114,143
Illinois Tool Works, Inc.	208,335	8,897,988
ITT Corp.	98,673	5,145,797
Jabil Circuit, Inc.	99,751	1,337,661
Jacobs Engineering Group, Inc. *	67,033	3,080,166
Leggett & Platt, Inc.	84,466	1,638,640
Lockheed Martin Corp.	174,657	13,637,219
Masco Corp.	194,320	2,510,614
Molex, Inc.	73,528	1,535,265
Norfolk Southern Corp.	198,881	8,573,760
Northrop Grumman Corp.	172,088	8,905,554
Owens-Illinois, Inc. *	91,090	3,361,221
Pactiv Corp. *	71,389	1,859,683
Pall Corp.	63,797	2,059,367
Parker-Hannifin Corp.	86,836	4,501,578
PerkinElmer, Inc.	63,135	1,214,717
Precision Castparts Corp. (a)	75,855	7,727,349
Raytheon Company	210,649	10,104,833
Republic Services, Inc.	174,363	4,632,825
Rockwell Automation, Inc.	76,795	3,271,467
Rockwell Collins, Inc.	85,282	4,332,326
Ryder Systems, Inc.	30,269	1,182,307
Sealed Air Corp.	85,893	1,686,080
Snap-on, Inc.	31,222	1,085,277
Stanley Works	42,929	1,832,639
Stericycle, Inc. *	46,010	2,229,184
Textron, Inc.	146,191	2,774,705
Thermo Fisher Scientific, Inc. *	220,799	9,642,292
Union Pacific Corp.	272,815	15,918,755
United Parcel Service, Inc., Class B	537,973	30,379,335
United Technologies Corp.	509,202	31,025,678
Vulcan Materials Company (a)	67,615	3,655,943
W.W. Grainger, Inc. (a)	33,854	3,025,193
Waste Management, Inc. (a)	266,533	7,948,014
Waters Corp. *	51,673	2,886,454

		521,619,065
Technology - 12.80%
Adobe Systems, Inc. *	284,008	9,383,624
Advanced Micro Devices, Inc. * (a)	303,375	1,717,102
Affiliated Computer Services, Inc., Class A *	52,821	2,861,314
Agilent Technologies, Inc. *	186,696	5,195,750
Altera Corp.	159,145	3,264,064
Analog Devices, Inc.	157,722	4,349,973
Apple, Inc. *	484,612	89,832,526
Applied Materials, Inc.	721,502	9,668,127
Autodesk, Inc. *	124,279	2,957,840
Automatic Data Processing, Inc.	271,651	10,675,884
BMC Software, Inc. *	99,534	3,735,511
Broadcom Corp., Class A * (a)	233,392	7,162,800
CA, Inc.	215,355	4,735,656
Citrix Systems, Inc. *	99,022	3,884,633

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Cognizant Technology Solutions Corp.,
Class A *	158,618	$6,132,172
Computer Sciences Corp. *	82,066	4,325,699
Compuware Corp. *	128,501	941,912
Dell, Inc. *	930,984	14,206,816
Electronic Arts, Inc. *	175,017	3,334,074
EMC Corp. *	1,093,872	18,639,579
Fiserv, Inc. *	83,493	4,024,363
Hewlett-Packard Company	1,282,681	60,555,370
IMS Health, Inc.	98,665	1,514,508
Intel Corp.	3,028,361	59,265,025
International Business Machines Corp.	709,152	84,821,671
Intuit, Inc. *	174,768	4,980,888
KLA-Tencor Corp. (a)	92,327	3,310,846
L-3 Communications Holdings, Inc.	63,064	5,065,300
Lexmark International, Inc. *	42,245	909,957
Linear Technology Corp. (a)	120,252	3,322,563
LSI Logic Corp. *	352,668	1,936,147
MEMC Electronic Materials, Inc. *	120,935	2,011,149
Microchip Technology, Inc. (a)	98,971	2,622,731
Micron Technology, Inc. *	458,119	3,756,576
Microsoft Corp.	4,193,772	108,576,757
National Semiconductor Corp.	126,619	1,806,853
NetApp, Inc. * (a)	181,964	4,854,800
Novell, Inc. *	187,606	846,103
Novellus Systems, Inc. *	52,794	1,107,618
NVIDIA Corp. *	296,346	4,454,080
Oracle Corp.	2,112,839	44,031,565
Pitney Bowes, Inc. (a)	112,010	2,783,449
QLogic Corp. *	63,889	1,098,891
Red Hat, Inc. *	101,707	2,811,181
Salesforce.com, Inc. * (a)	59,030	3,360,578
SanDisk Corp. *	122,832	2,665,454
Sun Microsystems, Inc. *	407,550	3,704,630
Teradata Corp. *	92,939	2,557,681
Teradyne, Inc. *	94,442	873,589
Texas Instruments, Inc.	682,396	16,165,961
Total Systems Services, Inc.	106,651	1,718,148
Western Digital Corp. *	121,549	4,440,185
Xerox Corp.	470,150	3,638,961
Xilinx, Inc.	149,316	3,496,981

		660,095,615
Utilities - 3.11%
AES Corp. *	360,833	5,347,545
Allegheny Energy, Inc.	91,685	2,431,486
Ameren Corp.	126,247	3,191,524
American Electric Power Company, Inc.	257,931	7,993,282
CenterPoint Energy, Inc.	209,032	2,598,268
Consolidated Edison, Inc.	148,759	6,090,193
Constellation Energy Group, Inc.	108,535	3,513,278
Dominion Resources, Inc.	322,015	11,109,518
DTE Energy Company	88,975	3,126,582
Dynegy, Inc., Class A *	274,256	699,353
Edison International	176,254	5,918,609
Exelon Corp.	356,544	17,691,713
FirstEnergy Corp.	164,907	7,539,548

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
FPL Group, Inc.	222,589	$12,293,590
Integrys Energy Group, Inc.	41,341	1,483,729
Nicor, Inc.	24,465	895,174
NiSource, Inc.	148,953	2,068,957
Northeast Utilities	94,822	2,251,074
Pepco Holdings, Inc.	119,459	1,777,550
PG&E Corp.	200,531	8,119,500
Pinnacle West Capital Corp.	54,748	1,796,829
PPL Corp.	203,720	6,180,865
Progress Energy, Inc.	151,093	5,901,693
Public Service Enterprise Group, Inc.	273,723	8,605,851
SCANA Corp.	59,651	2,081,820
Sempra Energy	132,721	6,610,833
Southern Company	430,642	13,638,432
Teco Energy, Inc. (a)	115,633	1,628,113
Wisconsin Energy Corp.	63,246	2,856,822
Xcel Energy, Inc.	246,534	4,743,314

		160,185,045

TOTAL COMMON STOCKS (Cost $4,740,951,045)		$5,050,655,265

SECURITIES LENDING COLLATERAL - 3.78%
Securities Lending Collateral - 3.78%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	19,457,089	194,765,460

TOTAL SECURITIES LENDING COLLATERAL
(Cost $194,780,344)		$194,765,460

REPURCHASE AGREEMENTS - 1.71%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$88,214,025 on 10/01/2009,
collateralized by $89,535,000 U.S.
Treasury Notes, 0.875% due
01/31/2011 (valued at
$89,982,675, including interest)	$88,214,000	$88,214,000

TOTAL REPURCHASE AGREEMENTS
(Cost $88,214,000)		$88,214,000

Total Investments (500 Index Trust)
(Cost $5,023,945,389) - 103.44%		$5,333,634,725
Other assets and liabilities, net - (3.44)%		(177,195,640)

TOTAL NET ASSETS - 100.00%		$5,156,439,085

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.76%
Basic Materials - 3.80%
Air Products & Chemicals, Inc.	17,057	$1,323,282
Airgas, Inc.	6,640	321,177
AK Steel Holding Corp.	8,948	176,544
Alcoa, Inc. (a)	79,113	1,037,963

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Allegheny Technologies, Inc.	8,001	$279,955
Biogen Idec, Inc. *	23,453	1,184,846
CF Industries Holdings, Inc.	3,951	340,695
Dow Chemical Company	92,854	2,420,704
E.I. Du Pont de Nemours & Company	73,367	2,358,015
Eastman Chemical Company	5,930	317,492
Ecolab, Inc.	19,229	888,957
Eli Lilly & Company	82,098	2,711,697
FMC Corp.	5,886	331,087
Freeport-McMoRan Copper & Gold, Inc.,
Class B	33,435	2,293,975
International Flavors & Fragrances, Inc.	6,423	243,624
International Paper Company	35,137	781,096
MeadWestvaco Corp.	13,966	311,581
Monsanto Company	44,325	3,430,755
Newmont Mining Corp.	39,785	1,751,336
Nucor Corp.	25,549	1,201,058
Plum Creek Timber Company, Inc. (a)	13,219	405,030
PPG Industries, Inc. (a)	13,390	779,432
Praxair, Inc.	24,910	2,034,898
Sigma-Aldrich Corp.	9,890	533,862
The Sherwin-Williams Company	7,931	477,129
Titanium Metals Corp.	6,795	65,164
United States Steel Corp. (a)	11,637	516,334
Weyerhaeuser Company	17,161	628,951

		29,146,639
Communications - 10.63%
Akamai Technologies, Inc. *	13,998	275,481
Amazon.com, Inc. *	26,996	2,520,347
American Tower Corp., Class A *	32,042	1,166,329
AT&T, Inc.	479,041	12,938,897
CBS Corp., Class B	55,027	663,075
CenturyTel, Inc.	24,187	812,683
Ciena Corp. *	7,432	120,993
Cisco Systems, Inc. *	468,314	11,024,112
Comcast Corp., Class A	233,009	3,935,522
Corning, Inc.	126,222	1,932,459
DIRECTV Group, Inc. * (a)	36,501	1,006,698
eBay, Inc. *	91,152	2,152,099
Expedia, Inc. *	17,174	411,317
Frontier Communications Corp.	25,496	192,240
Gannett Company, Inc. (a)	18,973	237,352
Google, Inc., Class A *	19,535	9,686,430
Harris Corp.	10,642	400,139
Interpublic Group of Companies, Inc. *	39,469	296,807
JDS Uniphase Corp. *	17,619	125,271
Juniper Networks, Inc. *	42,563	1,150,052
McAfee, Inc. *	12,764	558,936
McGraw-Hill Companies, Inc.	25,560	642,578
Meredith Corp.	2,911	87,155
MetroPCS Communications, Inc. *	21,158	198,039
Monster Worldwide, Inc. *	10,222	178,680
Motorola, Inc.	186,368	1,600,901
News Corp., Class A	182,548	2,188,750
Omnicom Group, Inc.	25,232	932,070
QUALCOMM, Inc.	134,969	6,070,906

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Qwest Communications International, Inc. (a)	120,755	$460,076
Scripps Networks Interactive, Inc., Class A	7,244	267,666
Sprint Nextel Corp. *	233,500	922,325
Symantec Corp. *	66,132	1,089,194
Tellabs, Inc. *	32,305	223,551
The New York Times Company, Class A	9,300	75,516
The Washington Post Company, Class B	504	235,912
Time Warner Cable, Inc. *	28,609	1,232,762
Time Warner, Inc.	96,264	2,770,478
VeriSign, Inc. *	15,740	372,881
Verizon Communications, Inc.	230,639	6,981,442
Viacom, Inc., Class B *	49,274	1,381,643
Windstream Corp.	35,644	361,074
Yahoo!, Inc. *	96,854	1,724,970

		81,605,808
Consumer, Cyclical - 8.77%
Abercrombie & Fitch Company, Class A (a)	7,173	235,848
AutoNation, Inc. * (a)	7,661	138,511
AutoZone, Inc. *	2,618	382,804
Bed Bath & Beyond, Inc. * (a)	21,264	798,251
Best Buy Company, Inc.	27,721	1,040,092
Big Lots, Inc. *	6,740	168,635
Carnival Corp. *	35,576	1,183,969
Cintas Corp.	10,726	325,105
Coach, Inc.	25,826	850,192
Costco Wholesale Corp.	35,309	1,993,546
CVS Caremark Corp.	117,181	4,188,049
D.R. Horton, Inc.	22,506	256,793
Darden Restaurants, Inc.	11,321	386,386
Family Dollar Stores, Inc.	11,345	299,508
Fastenal Company	10,733	415,367
Ford Motor Company *	261,548	1,885,761
GameStop Corp., Class A *	13,437	355,677
Genuine Parts Company	12,953	492,991
Goodyear Tire & Rubber Company *	19,739	336,155
Harley-Davidson, Inc. (a)	19,046	438,058
Harman International Industries, Inc.	5,629	190,711
Hasbro, Inc.	10,159	281,912
Home Depot, Inc. (a)	138,461	3,688,601
International Game Technology	24,058	516,766
J.C. Penney Company, Inc.	19,151	646,346
Johnson Controls, Inc.	48,347	1,235,749
KB Home	6,012	99,859
Kohl's Corp. *	24,811	1,415,468
Lennar Corp., Class A	12,521	178,424
Limited Brands, Inc.	21,679	368,326
Lowe's Companies, Inc.	119,968	2,512,130
Macy's, Inc.	34,144	624,494
Marriott International, Inc., Class A	20,410	563,112
Mattel, Inc.	29,266	540,250
McDonald's Corp.	88,610	5,056,973
Newell Rubbermaid, Inc.	22,659	355,520
NIKE, Inc., Class B	31,564	2,042,191
Nordstrom, Inc. (a)	13,375	408,473
Office Depot, Inc. *	22,423	148,440
O'Reilly Automotive, Inc. *	11,073	400,178

The accompanying notes are an integral part of the financial statements.
6

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
PACCAR, Inc.	29,499	$1,112,407
Polo Ralph Lauren Corp., Class A	4,695	359,731
Pulte Homes, Inc. *	25,663	282,036
RadioShack Corp.	10,214	169,246
Sears Holdings Corp. * (a)	4,052	264,636
Southwest Airlines Company	60,201	577,930
Staples, Inc.	58,649	1,361,830
Starbucks Corp. *	59,848	1,235,861
Starwood Hotels & Resorts Worldwide, Inc.	15,170	501,065
Target Corp.	61,046	2,849,627
The Gap, Inc.	39,095	836,633
Tiffany & Company	10,128	390,232
TJX Companies, Inc.	34,414	1,278,480
VF Corp.	7,223	523,162
Walgreen Company	80,575	3,019,145
Wal-Mart Stores, Inc.	175,363	8,608,570
Walt Disney Company	150,903	4,143,796
Whirlpool Corp. (a)	6,026	421,579
Wyndham Worldwide Corp.	14,536	237,228
Wynn Resorts, Ltd. * (a)	5,598	396,842
Yum! Brands, Inc.	37,881	1,278,863

		67,294,520
Consumer, Non-cyclical - 21.89%
Abbott Laboratories	125,518	6,209,376
Allergan, Inc.	24,968	1,417,184
Altria Group, Inc.	168,181	2,995,304
AmerisourceBergen Corp.	24,135	540,141
Amgen, Inc. *	82,450	4,965,964
Apollo Group, Inc., Class A *	10,357	763,000
Archer-Daniels-Midland Company	52,129	1,523,209
Avery Dennison Corp.	9,202	331,364
Avon Products, Inc.	34,666	1,177,257
Baxter International, Inc.	48,936	2,789,841
Becton, Dickinson & Company	19,437	1,355,731
Boston Scientific Corp. *	122,399	1,296,206
Bristol-Myers Squibb Company	160,838	3,622,072
Brown Forman Corp., Class B	9,020	434,944
C.R. Bard, Inc.	7,926	623,063
Campbell Soup Company	15,644	510,307
Cardinal Health, Inc.	29,204	782,667
CareFusion Corp. *	14,695	320,351
Celgene Corp. *	37,237	2,081,548
Cephalon, Inc. * (a)	6,027	351,013
Clorox Company	11,314	665,490
Coca-Cola Enterprises, Inc.	25,752	551,350
Colgate-Palmolive Company	40,469	3,086,975
ConAgra Foods, Inc.	35,895	778,204
Constellation Brands, Inc., Class A *	16,055	243,233
Convergys Corp. *	10,014	99,539
Coventry Health Care, Inc. *	12,116	241,835
DaVita, Inc. *	8,441	478,098
Dean Foods Company *	14,638	260,410
DENTSPLY International, Inc.	12,065	416,725
DeVry, Inc.	5,027	278,094
Dr Pepper Snapple Group, Inc. *	20,625	592,969
Dun & Bradstreet Corp.	4,284	322,671

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Equifax, Inc.	10,304	$300,259
Estee Lauder Companies, Inc., Class A	9,582	355,301
Express Scripts, Inc. *	22,281	1,728,560
Forest Laboratories, Inc. *	24,494	721,103
Fortune Brands, Inc.	12,199	524,313
General Mills, Inc.	26,422	1,701,048
Genzyme Corp. *	21,947	1,245,053
Gilead Sciences, Inc. *	73,420	3,419,904
H & R Block, Inc.	27,225	500,396
H.J. Heinz Company	25,591	1,017,242
Hershey Company	13,464	523,211
Hormel Foods Corp.	5,643	200,439
Hospira, Inc. *	13,099	584,215
Humana, Inc. *	13,775	513,808
Intuitive Surgical, Inc. *	3,080	807,730
Iron Mountain, Inc. *	14,633	390,116
J.M. Smucker Company	9,667	512,448
Johnson & Johnson	223,754	13,624,381
Kellogg Company	20,826	1,025,264
Kimberly-Clark Corp.	33,654	1,984,913
King Pharmaceuticals, Inc. *	20,241	217,996
Kraft Foods, Inc., Class A	119,757	3,146,016
Laboratory Corp. of America Holdings *	8,793	577,700
Life Technologies Corp. *	14,318	666,503
Lorillard, Inc.	13,409	996,289
McCormick & Company, Inc.	10,636	360,986
McKesson Corp.	21,609	1,286,816
Medco Health Solutions, Inc. *	38,465	2,127,499
Medtronic, Inc.	89,865	3,307,032
Merck & Company, Inc. (a)	171,226	5,415,878
Millipore Corp. *	4,525	318,243
Molson Coors Brewing Company, Class B	12,732	619,794
Moody's Corp.	15,924	325,805
Mylan, Inc. * (a)	24,899	398,633
Patterson Companies, Inc. *	7,548	205,683
Paychex, Inc.	26,085	757,769
Pepsi Bottling Group, Inc.	11,696	426,202
PepsiCo, Inc.	126,488	7,419,786
Pfizer, Inc.	547,986	9,069,168
Philip Morris International, Inc.	157,065	7,655,348
Procter & Gamble Company	236,995	13,726,750
Quanta Services, Inc. *	16,103	356,359
Quest Diagnostics, Inc.	12,668	661,143
R.R. Donnelley & Sons Company	16,752	356,148
Reynolds American, Inc.	13,721	610,859
Robert Half International, Inc.	12,331	308,522
Safeway, Inc.	33,817	666,871
Sara Lee Corp.	56,483	629,221
Schering-Plough Corp.	132,665	3,747,786
St. Jude Medical, Inc. *	28,272	1,102,891
Stryker Corp.	22,917	1,041,119
SUPERVALU, Inc.	17,272	260,116
Sysco Corp.	47,987	1,192,477
Tenet Healthcare Corp. *	35,155	206,711
The Coca-Cola Company	188,161	10,104,246
The Kroger Company	52,893	1,091,712

The accompanying notes are an integral part of the financial statements.
7

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Tyson Foods, Inc., Class A	24,656	$311,405
UnitedHealth Group, Inc.	94,381	2,363,300
Varian Medical Systems, Inc. *	10,233	431,116
Watson Pharmaceuticals, Inc. *	8,604	315,251
WellPoint, Inc. *	38,572	1,826,770
Western Union Company	56,961	1,077,702
Whole Foods Market, Inc. *	11,463	349,507
Wyeth	108,398	5,265,975
Zimmer Holdings, Inc. *	17,400	930,030

		168,018,972
Diversified - 0.05%
Leucadia National Corp. * (a)	15,434	381,528
Energy - 12.03%
Anadarko Petroleum Corp.	39,827	2,498,348
Apache Corp.	27,260	2,503,286
Baker Hughes, Inc.	25,160	1,073,326
BJ Services Company	23,718	460,841
Cabot Oil & Gas Corp.	8,460	302,445
Cameron International Corp. *	17,851	675,125
Chesapeake Energy Corp.	52,098	1,479,583
Chevron Corp.	162,834	11,468,399
CMS Energy Corp.	18,515	248,101
ConocoPhillips Company	120,402	5,437,354
CONSOL Energy, Inc.	14,672	661,854
Denbury Resources, Inc. *	20,313	307,336
Devon Energy Corp.	36,034	2,426,169
Diamond Offshore Drilling, Inc. (a)	5,643	539,019
Duke Energy Corp.	105,285	1,657,186
El Paso Corp.	56,932	587,538
ENSCO International, Inc.	11,575	492,401
Entergy Corp.	15,897	1,269,534
EOG Resources, Inc.	20,455	1,708,197
EQT Corp.	10,629	452,795
Exxon Mobil Corp.	390,199	26,771,553
Halliburton Company	73,228	1,985,943
Hess Corp.	23,633	1,263,420
Marathon Oil Corp.	57,463	1,833,070
Massey Energy Company	6,978	194,616
Murphy Oil Corp.	15,493	891,932
Nabors Industries, Ltd. *	23,104	482,874
National Oilwell Varco, Inc. *	33,955	1,464,479
Noble Energy, Inc.	14,079	928,651
Occidental Petroleum Corp.	65,830	5,161,072
Peabody Energy Corp.	21,731	808,828
Pioneer Natural Resources Company	9,304	337,642
Questar Corp.	14,146	531,324
Range Resources Corp.	12,778	630,722
Rowan Companies, Inc.	9,230	212,936
Schlumberger, Ltd.	97,255	5,796,398
Smith International, Inc.	17,901	513,759
Southwestern Energy Company *	27,970	1,193,760
Spectra Energy Corp.	52,443	993,270
Sunoco, Inc.	9,542	271,470
Tesoro Corp.	11,294	169,184
Valero Energy Corp.	45,692	885,968

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Williams Companies, Inc.	47,351	$846,162
XTO Energy, Inc.	47,108	1,946,503

		92,364,373
Financial - 15.35%
Aetna, Inc.	35,441	986,323
AFLAC, Inc.	37,960	1,622,410
Allstate Corp.	43,551	1,333,532
American Express Company	96,555	3,273,214
American International Group, Inc. * (a)	10,927	481,990
Ameriprise Financial, Inc.	20,704	752,176
Aon Corp.	22,286	906,817
Apartment Investment & Management
Company, Class A, REIT	9,559	140,995
Assurant, Inc.	9,612	308,161
Avalon Bay Communities, Inc., REIT	6,490	472,018
Bank of America Corp.	702,453	11,885,505
Bank of New York Mellon Corp.	97,662	2,831,221
BB&T Corp.	55,340	1,507,462
Boston Properties, Inc., REIT	11,252	737,569
Capital One Financial Corp.	36,940	1,319,866
CB Richard Ellis Group, Inc. *	19,500	228,930
Charles Schwab Corp.	77,288	1,480,065
Chubb Corp.	28,410	1,432,148
CIGNA Corp.	22,142	621,969
Cincinnati Financial Corp.	13,269	344,861
Citigroup, Inc.	1,058,906	5,125,105
CME Group, Inc.	5,393	1,662,069
Comerica, Inc.	12,269	364,021
Discover Financial Services	43,496	705,940
E*TRADE Financial Corp. * (a)	75,263	131,710
Equity Residential, REIT	22,245	682,921
Federated Investors, Inc., Class B	7,183	189,416
Fidelity National Information Services, Inc.	15,611	398,237
Fifth Third Bancorp	64,574	654,135
First Horizon National Corp. *	17,823	235,798
Franklin Resources, Inc.	12,156	1,222,894
Genworth Financial, Inc., Class A	39,071	466,898
Goldman Sachs Group, Inc.	41,509	7,652,184
Hartford Financial Services Group, Inc.	31,200	826,800
HCP, Inc., REIT	23,798	683,954
Health Care, Inc., REIT	9,734	405,129
Host Hotels & Resorts, Inc., REIT	49,074	577,601
Hudson City Bancorp, Inc.	38,297	503,606
Huntington Bancshares, Inc.	46,200	217,602
IntercontinentalExchange, Inc. *	5,945	577,795
Invesco, Ltd.	33,781	768,856
Janus Capital Group, Inc.	14,787	209,680
JPMorgan Chase & Company	319,299	13,991,682
KeyCorp	71,332	463,658
Kimco Realty Corp., REIT	30,558	398,476
Legg Mason, Inc. (a)	13,185	409,130
Lincoln National Corp.	24,528	635,520
Loews Corp.	29,484	1,009,827
M&T Bank Corp. (a)	6,677	416,111
Marsh & McLennan Companies, Inc.	42,531	1,051,792
Marshall & Ilsley Corp.	29,889	241,204

The accompanying notes are an integral part of the financial statements.
8

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
MasterCard, Inc., Class A	7,791	$1,574,951
MBIA, Inc. *	12,835	99,600
MetLife, Inc.	66,468	2,530,437
Morgan Stanley	110,333	3,407,083
NASDAQ OMX Group, Inc. *	11,523	242,559
Northern Trust Corp.	19,600	1,139,936
NYSE Euronext	21,110	609,868
People's United Financial, Inc.	28,286	440,130
PNC Financial Services Group, Inc.	37,463	1,820,327
Principal Financial Group, Inc.	25,896	709,291
Progressive Corp. *	55,098	913,525
ProLogis, REIT (a)	35,952	428,548
Prudential Financial, Inc.	37,593	1,876,267
Public Storage, Inc., REIT	11,011	828,468
Regions Financial Corp.	96,473	599,097
Simon Property Group, Inc., REIT	23,142	1,606,749
SLM Corp. *	38,159	332,746
State Street Corp.	40,149	2,111,837
SunTrust Banks, Inc.	40,502	913,320
T. Rowe Price Group, Inc.	20,796	950,377
The Travelers Companies, Inc.	46,082	2,268,617
Torchmark Corp.	6,718	291,763
U.S. Bancorp	155,240	3,393,546
Unum Group	26,909	576,929
Ventas, Inc., REIT	12,710	489,335
Vornado Realty Trust, REIT	12,675	816,397
Wells Fargo & Company	379,304	10,688,787
XL Capital, Ltd., Class A (a)	27,782	485,074
Zions Bancorp (a)	10,266	184,480

		117,877,027
Industrial - 10.20%
3M Company	56,680	4,182,984
Amphenol Corp., Class A	13,918	524,430
Ball Corp.	7,672	377,462
Bemis Company, Inc.	8,768	227,179
Black & Decker Corp.	4,908	227,191
Boeing Company	58,982	3,193,875
Burlington Northern Santa Fe Corp.	21,258	1,697,026
C.H. Robinson Worldwide, Inc.	13,671	789,500
Caterpillar, Inc. (a)	50,445	2,589,342
CSX Corp.	31,830	1,332,404
Cummins, Inc.	16,385	734,212
Danaher Corp.	21,028	1,415,605
Deere & Company	34,341	1,473,916
Dover Corp.	15,113	585,780
Eastman Kodak Company (a)	21,776	104,089
Eaton Corp.	13,446	760,909
Emerson Electric Company	61,024	2,445,842
Expeditors International of Washington, Inc.	17,224	605,424
FedEx Corp.	25,359	1,907,504
FLIR Systems, Inc. *	12,299	344,003
Flowserve Corp.	4,541	447,470
Fluor Corp.	14,604	742,613
FMC Technologies, Inc. *	9,942	519,370
General Dynamics Corp.	31,267	2,019,848
General Electric Company	862,830	14,167,669

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Goodrich Corp.	10,067	$547,041
Honeywell International, Inc.	61,062	2,268,453
Illinois Tool Works, Inc.	31,269	1,335,499
ITT Corp.	14,810	772,341
Jabil Circuit, Inc.	14,972	200,775
Jacobs Engineering Group, Inc. *	10,077	463,038
Leggett & Platt, Inc.	12,675	245,895
Lockheed Martin Corp.	26,214	2,046,789
Masco Corp.	29,165	376,812
Molex, Inc.	11,036	230,432
Norfolk Southern Corp.	29,850	1,286,834
Northrop Grumman Corp.	25,828	1,336,599
Owens-Illinois, Inc. *	13,672	504,497
Pactiv Corp. *	10,769	280,532
Pall Corp.	9,626	310,727
Parker-Hannifin Corp.	13,033	675,631
PerkinElmer, Inc.	9,437	181,568
Precision Castparts Corp. (a)	11,385	1,159,790
Raytheon Company	31,616	1,516,620
Republic Services, Inc.	26,170	695,337
Rockwell Automation, Inc.	11,526	491,008
Rockwell Collins, Inc.	12,800	650,240
Ryder Systems, Inc.	4,562	178,192
Sealed Air Corp.	12,947	254,150
Snap-on, Inc.	4,702	163,442
Stanley Works	6,455	275,564
Stericycle, Inc. *	6,932	335,855
Textron, Inc.	21,940	416,421
Thermo Fisher Scientific, Inc. *	33,139	1,447,180
Union Pacific Corp.	40,946	2,389,199
United Parcel Service, Inc., Class B	80,743	4,559,557
United Technologies Corp.	76,425	4,656,575
Vulcan Materials Company (a)	10,148	548,702
W.W. Grainger, Inc.	5,080	453,949
Waste Management, Inc.	40,003	1,192,889
Waters Corp. *	7,755	433,194

		78,296,974
Technology - 12.91%
Adobe Systems, Inc. *	42,626	1,408,363
Advanced Micro Devices, Inc. * (a)	45,755	258,973
Affiliated Computer Services, Inc., Class A *	7,966	431,518
Agilent Technologies, Inc. *	28,027	779,991
Altera Corp.	23,951	491,235
Analog Devices, Inc.	23,672	652,874
Apple, Inc. *	72,734	13,482,702
Applied Materials, Inc.	108,289	1,451,073
Autodesk, Inc. *	18,644	443,727
Automatic Data Processing, Inc.	40,771	1,602,300
BMC Software, Inc. *	14,939	560,661
Broadcom Corp., Class A *	35,030	1,075,071
CA, Inc.	32,322	710,761
Citrix Systems, Inc. *	14,862	583,036
Cognizant Technology Solutions Corp.,
Class A *	23,845	921,848
Computer Sciences Corp. *	12,317	649,229
Compuware Corp. *	19,286	141,366

The accompanying notes are an integral part of the financial statements.
9

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Dell, Inc. *	139,730	$2,132,280
Electronic Arts, Inc. *	26,362	502,196
EMC Corp. *	164,177	2,797,576
Fiserv, Inc. *	12,535	604,187
Hewlett-Packard Company	192,515	9,088,633
IMS Health, Inc.	14,837	227,748
Intel Corp.	454,521	8,894,976
International Business Machines Corp.	106,435	12,730,690
Intuit, Inc. *	26,231	747,583
KLA-Tencor Corp.	13,867	497,271
L-3 Communications Holdings, Inc.	9,465	760,229
Lexmark International, Inc. *	6,262	134,883
Linear Technology Corp.	18,049	498,694
LSI Logic Corp. *	52,965	290,778
MEMC Electronic Materials, Inc. *	18,243	303,381
Microchip Technology, Inc. (a)	14,854	393,631
Micron Technology, Inc. *	68,758	563,816
Microsoft Corp.	629,435	16,296,072
National Semiconductor Corp.	19,004	271,187
NetApp, Inc. *	27,311	728,657
Novell, Inc. *	28,177	127,078
Novellus Systems, Inc. *	7,971	167,232
NVIDIA Corp. *	44,584	670,098
Oracle Corp.	317,112	6,608,614
Pitney Bowes, Inc. (a)	16,847	418,648
QLogic Corp. *	9,589	164,931
Red Hat, Inc. *	15,265	421,925
Salesforce.com, Inc. * (a)	8,860	504,400
SanDisk Corp. *	18,517	401,819
Sun Microsystems, Inc. *	61,168	556,017
Teradata Corp. *	13,949	383,876
Teradyne, Inc. *	14,174	131,110
Texas Instruments, Inc.	102,419	2,426,306
Total Systems Services, Inc.	16,093	259,258
Western Digital Corp. *	18,243	666,417
Xerox Corp.	70,589	546,359
Xilinx, Inc.	22,491	526,739

		99,090,023
Utilities - 3.13%
AES Corp. *	54,157	802,607
Allegheny Energy, Inc.	13,827	366,692
Ameren Corp.	18,948	479,005
American Electric Power Company, Inc.	38,712	1,199,685
CenterPoint Energy, Inc.	31,373	389,966
Consolidated Edison, Inc.	22,327	914,067
Constellation Energy Group, Inc.	16,259	526,304
Dominion Resources, Inc.	48,331	1,667,420
DTE Energy Company	13,377	470,068
Dynegy, Inc., Class A *	41,347	105,435
Edison International	26,454	888,325
Exelon Corp.	53,513	2,655,315
FirstEnergy Corp.	24,751	1,131,616
FPL Group, Inc.	33,408	1,845,124
Integrys Energy Group, Inc.	6,238	223,882
Nicor, Inc.	3,691	135,054
NiSource, Inc.	22,414	311,330

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
Northeast Utilities	14,295	$339,363
Pepco Holdings, Inc.	17,957	267,200
PG&E Corp.	30,068	1,217,453
Pinnacle West Capital Corp.	8,251	270,798
PPL Corp.	30,576	927,676
Progress Energy, Inc.	22,677	885,764
Public Service Enterprise Group, Inc.	41,082	1,291,618
SCANA Corp.	8,953	312,460
Sempra Energy	19,941	993,261
Southern Company	64,634	2,046,959
Teco Energy, Inc. (a)	17,355	244,358
Wisconsin Energy Corp.	9,492	428,754
Xcel Energy, Inc.	37,002	711,918

		24,049,477

TOTAL COMMON STOCKS (Cost $833,120,657)		$758,125,341

SECURITIES LENDING COLLATERAL - 3.24%
Securities Lending Collateral - 3.24%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	2,483,667	24,861,507

TOTAL SECURITIES LENDING COLLATERAL
(Cost $24,863,714)		$24,861,507

REPURCHASE AGREEMENTS - 0.62%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$4,739,001 on 10/01/2009,
collateralized by $4,540,000 U.S.
Treasury Notes, 5.00% due
02/15/2011 (valued at $4,837,370,
including interest)	$4,739,000	$4,739,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,739,000)		$4,739,000

Total Investments (500 Index Trust B)
(Cost $862,723,371) - 102.62%		$787,725,848
Other assets and liabilities, net - (2.62)%		(20,101,385)

TOTAL NET ASSETS - 100.00%		$767,624,463

Active Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 0.81%
U.S. Treasury Bonds - 0.28%
4.25% due 05/15/2039	$5,265,000	$5,446,806
U.S. Treasury Notes - 0.53%
2.625% due 06/30/2014	3,625,000	3,689,568
3.625% due 08/15/2019	6,600,000	6,774,280

		10,463,848

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,600,019)		$15,910,654

The accompanying notes are an integral part of the financial statements.
10

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.40%
Federal Farm Credit Bank - 0.13%
2.625% due 04/17/2014		$2,610,000	$2,619,678
Federal Home Loan Bank - 0.75%
5.375% due 05/18/2016		3,145,000	3,531,872
5.896% due 09/01/2036 (b)		10,581,879	11,105,624

			14,637,496

Federal Home Loan Mortgage Corp. - 2.18%
4.50% due 09/01/2023 to 04/01/2039		16,103,308	16,429,783
5.00% due 07/01/2035		2,562,500	2,655,391
5.50% due 03/01/2036		13,141,413	13,807,723
5.697% due 04/01/2037		2,858,831	3,020,977
5.863% due 03/01/2037 (b)		6,320,028	6,692,072

			42,605,946

Federal National Mortgage
Association - 17.77%
0.00% due 02/01/2015		1,420,000	1,178,918
3.385% due 08/01/2034		2,561,507	2,651,743
4.00% due 06/01/2024 to 07/01/2024		36,647,552	37,353,304
4.127% due 07/01/2033 (b)		99,131	103,216
4.50% TBA **		6,660,000	6,895,181
4.897% due 12/01/2038 (b)		3,088,354	3,257,900
5.00% due 05/01/2018 to 05/01/2038		115,324,771	119,739,231
5.00% TBA **		6,400,000	6,709,500
5.308% due 12/01/2038 (b)		6,267,239	6,604,275
5.50% due 02/01/2018 to 07/01/2037		83,067,078	87,308,712
5.50% TBA **		3,900,000	4,123,031
6.00% due 05/01/2035 to 02/01/2036		56,223,701	59,773,059
6.00% TBA **		5,430,000	5,727,802
6.50% due 02/01/2036		2,790,471	2,994,742
7.00% due 09/01/2010 to 10/25/2041		2,409,210	2,578,701
7.50% due 09/01/2029 to 08/01/2031		214,588	236,071

			347,235,386

Government National Mortgage
Association - 0.57%
5.00% due 04/15/2035		3,983,227	4,148,779
5.50% due 03/15/2035		4,231,937	4,466,182
6.00% due 03/15/2033 to 06/15/2033		1,667,168	1,782,361
6.50% due 09/15/2028 to 08/15/2031		335,069	361,354
7.00% due 04/15/2029		113,500	123,777
8.00% due 10/15/2026 to 05/15/2029		130,117	143,831

			11,026,284

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $400,738,284)			$418,124,790

FOREIGN GOVERNMENT OBLIGATIONS - 0.75%
Argentina - 0.10%
Republic of Argentina
0.63% due 12/31/2038 (b)	ARS	8,797,621	713,791
2.4548% due 12/15/2035 (b)		19,532,033	302,408
5.83% due 12/31/2033 (b)		3,617,497	956,288

			1,972,487

Brazil - 0.06%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL	2,000,000	1,083,766

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Canada - 0.02%
Government of Canada
5.50% due 06/01/2010	CAD	270,000	$260,692
Colombia - 0.07%
Republic of Colombia
10.00% due 01/23/2012		$1,005,000	1,180,373
11.75% due 03/01/2010	COP	402,000,000	214,366

			1,394,739

Denmark - 0.01%
Kingdom of Denmark
6.00% due 11/15/2009	DKK	1,200,000	237,264
Germany - 0.17%
Federal Republic of Germany
5.25% due 01/04/2011	EUR	1,275,000	1,967,212
6.25% due 01/04/2030		725,000	1,379,960

			3,347,172

Japan - 0.12%
Government of Japan
1.50% due 09/20/2014	JPY	68,650,000	798,266
1.80% due 03/22/2010		132,350,000	1,485,658

			2,283,924

Mexico - 0.09%
Government of Mexico
8.00% due 12/07/2023	MXN	11,861,100	861,747
8.00% due 12/19/2013		8,332,200	634,190
9.875% due 02/01/2010		$290,000	297,540

			1,793,477

Panama - 0.03%
Republic of Panama
8.875% due 09/30/2027		344,000	454,080
9.375% due 04/01/2029		130,000	177,450

			631,530

Peru - 0.01%
Republic of Peru
9.875% due 02/06/2015		148,000	187,664
Philippines - 0.01%
Republic of Philippines
9.125% due 02/22/2010	EUR	148,000	221,990
Sweden - 0.02%
Kingdom of Sweden
5.25% due 03/15/2011	SEK	1,720,000	262,287
Ukraine - 0.02%
Republic of Ukraine
7.65% due 06/11/2013		$500,000	451,300
United Kingdom - 0.02%
Government of United Kingdom
6.00% due 12/07/2028	GBP	85,000	173,526
8.00% due 12/07/2015		125,000	257,608

			431,134

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $13,928,708)			$14,559,426

The accompanying notes are an integral part of the financial statements.
11

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 54.80%
Basic Materials - 1.99%
Alcan, Inc.
5.00% due 06/01/2015	$339,000	$347,584
Alcoa, Inc.
5.72% due 02/23/2019	560,000	506,950
Allegheny Technologies, Inc.
9.375% due 06/01/2019	1,145,000	1,296,335
American Pacific Corp.
9.00% due 02/01/2015	1,655,000	1,501,912
Arcelormittal
6.125% due 06/01/2018	530,000	522,133
9.85% due 06/01/2019	2,245,000	2,655,395
CII Carbon LLC
11.125% due 11/15/2015 (g)	1,495,000	1,435,200
Corporacion Nacional del Cobre
5.50% due 10/15/2013 (g)	481,000	522,113
Dow Chemical Company
5.90% due 02/15/2015	1,350,000	1,385,617
E.I. Du Pont de Nemours & Company
6.00% due 07/15/2018	3,000,000	3,355,422
Ecolab, Inc.
4.875% due 02/15/2015	1,305,000	1,364,315
Inco, Ltd.
5.70% due 10/15/2015	2,725,000	2,835,602
International Paper Company
7.95% due 06/15/2018	3,725,000	4,037,744
9.375% due 05/15/2019	1,585,000	1,855,870
Mosaic Company
7.625% due 12/01/2016 (g)	1,505,000	1,605,408
PE Paper Escrow GmbH
12.00% due 08/01/2014 (g)	335,000	361,800
Plum Creek Timberlands LP
5.875% due 11/15/2015	1,695,000	1,744,102
Rio Tinto Alcan, Inc.
6.125% due 12/15/2033	1,440,000	1,462,668
Rio Tinto Finance USA, Ltd.
8.95% due 05/01/2014	985,000	1,162,484
Sterling Chemicals, Inc.
10.25% due 04/01/2015	1,095,000	1,042,988
Teck Resources, Ltd.
10.75% due 05/15/2019	805,000	935,813
The Dow Chemical Company
8.55% due 05/15/2019	1,290,000	1,450,148
United States Steel Corp.
6.05% due 06/01/2017	1,350,000	1,260,889
7.00% due 02/01/2018	2,000,000	1,920,744
Vedanta Resources PLC
8.75% due 01/15/2014 (g)	1,120,000	1,117,200
Verso Paper, Inc., Series B
9.125% due 08/01/2014	1,575,000	1,165,500

		38,851,936

Communications - 5.75%
America Movil SAB de CV
5.75% due 01/15/2015	1,540,000	1,622,033
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	573,000	621,839
8.75% due 03/01/2031	471,000	623,915
AT&T, Inc.
6.30% due 01/15/2038	2,080,000	2,179,097

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Axtel SAB de CV
9.00% due 09/22/2019 (g)		$540,000	$554,175
BellSouth Corp.
6.00% due 11/15/2034		2,000,000	2,026,138
6.55% due 06/15/2034		1,580,000	1,691,224
British Telecommunications PLC
5.95% due 01/15/2018		1,715,000	1,737,276
Cablevision Systems Corp.
8.625% due 09/15/2017 (g)		300,000	309,750
Charter Communications Holdings II LLC
10.25% due 10/01/2013 ^ (g)		1,567,000	1,649,267
Cincinnati Bell, Inc.
8.375% due 01/15/2014		1,440,000	1,447,200
Citizens Communications Company
6.25% due 01/15/2013		2,050,000	2,009,000
9.00% due 08/15/2031		3,000,000	2,940,000
Comcast Corp.
6.50% due 01/15/2015		1,060,000	1,181,148
6.95% due 08/15/2037		1,000,000	1,116,162
COX Communications, Inc.
5.45% due 12/15/2014		922,000	990,436
6.75% due 03/15/2011		491,000	519,974
7.75% due 11/01/2010		368,000	389,414
CSC Holdings, Inc.
7.875% due 02/15/2018		1,375,000	1,402,500
Deutsche Telekom International Finance BV
8.75% due 06/15/2030		1,358,000	1,758,641
7.125% due 07/11/2011	EUR	99,000	156,663
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)		$1,810,000	1,683,300
DirecTV Holdings LLC
4.75% due 10/01/2014 (g)		800,000	803,237
7.625% due 05/15/2016		1,250,000	1,337,500
Embarq Corp.
7.995% due 06/01/2036		4,780,000	4,994,211
France Telecom SA
7.75% due 03/01/2011		996,000	1,078,444
8.50% due 03/01/2031		1,009,000	1,395,124
Frontier Communications Corp.
8.25% due 05/01/2014		1,670,000	1,720,100
Intelsat Jackson Holdings, Ltd.
11.50% due 06/15/2016		1,130,000	1,203,450
News America Holdings, Inc.
6.75% due 01/09/2038		108,000	113,339
7.75% due 12/01/2045		491,000	522,522
8.25% due 08/10/2018		2,010,000	2,362,460
News America, Inc.
6.65% due 11/15/2037		3,450,000	3,593,848
6.90% due 03/01/2019		745,000	831,330
NII Capital Corp.
10.00% due 08/15/2016 (g)		850,000	884,000
Qwest Corp.
7.875% due 09/01/2011		1,295,000	1,335,469
R.H. Donnelley Corp.
8.875% due 10/15/2017 ^		2,475,000	142,313
Rogers Cable, Inc.
6.75% due 03/15/2015		1,545,000	1,736,595
Rogers Wireless, Inc.
9.625% due 05/01/2011		422,000	469,450

The accompanying notes are an integral part of the financial statements.
12

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
SBA Telecommunications, Inc.
8.00% due 08/15/2016 (g)	$505,000	$516,363
SBC Communications, Inc.
5.10% due 09/15/2014	799,000	861,456
5.625% due 06/15/2016	613,000	659,439
6.45% due 06/15/2034	2,217,000	2,335,851
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011 (g)	466,000	506,620
Sirius XM Radio, Inc.
13.00% due 08/01/2014 (g)	1,500,000	1,470,000
Sprint Capital Corp.
6.875% due 11/15/2028	2,800,000	2,338,000
7.625% due 01/30/2011	985,000	1,008,394
8.375% due 03/15/2012	398,000	410,935
8.75% due 03/15/2032	2,895,000	2,735,775
TCI Communications, Inc.
9.80% due 02/01/2012	1,360,000	1,566,415
Telecom Italia Capital SA
6.175% due 06/18/2014	1,305,000	1,415,595
7.20% due 07/18/2036	2,885,000	3,259,678
Time Warner Cable, Inc.
6.55% due 05/01/2037	1,930,000	2,050,733
6.75% due 07/01/2018	4,695,000	5,186,848
8.75% due 02/14/2019	1,200,000	1,478,316
Time Warner Companies, Inc.
7.57% due 02/01/2024	1,716,000	1,865,287
Time Warner Entertainment Company LP
8.375% due 07/15/2033	1,520,000	1,826,856
8.375% due 03/15/2023	1,675,000	2,009,230
Time Warner, Inc.
7.625% due 04/15/2031	451,000	505,454
Verizon Communications, Inc.
6.10% due 04/15/2018	2,440,000	2,635,176
6.90% due 04/15/2038	1,715,000	1,953,159
Verizon of New York, Inc., Series A
6.875% due 04/01/2012	765,000	832,029
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (g)	960,000	1,102,429
Viacom, Inc.
6.25% due 04/30/2016	1,570,000	1,693,334
6.625% due 05/15/2011	3,115,000	3,263,050
6.75% due 10/05/2037	2,370,000	2,516,295
6.875% due 04/30/2036	3,305,000	3,491,385
Vivendi
5.75% due 04/04/2013 (g)	5,073,000	5,264,455
West Corp.
11.00% due 10/15/2016	2,145,000	2,128,913
XM Satellite Radio, Inc.
11.25% due 06/15/2013 (g)	385,000	402,325

		112,422,339

Consumer, Cyclical - 3.44%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	1,660,000	1,626,800
AMC Entertainment, Inc.
8.00% due 03/01/2014	1,845,000	1,780,425
8.75% due 06/01/2019	500,000	516,250
Arcos Dorados BV
7.50% due 10/01/2019 (g)	685,000	679,834

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Burlington Coat Factory Warehouse Corp.
11.125% due 04/15/2014	$1,330,000	$1,303,400
Cinemark USA, Inc.
8.625% due 06/15/2019 (g)	675,000	697,781
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	644,670	605,990
Continental Airlines, Inc., Series 00-2
8.307% due 10/02/2019	772,825	680,086
Continental Airlines, Inc., Series 01-1
7.033% due 06/15/2011	177,098	155,846
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019	439,733	415,548
CVS Caremark Corp.
6.302% due 06/01/2037	2,865,000	2,449,575
CVS Pass-Through Trust
8.353% due 07/10/2031 (g)	1,326,420	1,412,638
DaimlerChrysler NA Holding Corp.
5.875% due 03/15/2011	1,885,000	1,956,098
Darden Restaurants, Inc.
6.80% due 10/15/2037	3,165,000	3,367,601
Delphi Corp.
6.197% due 11/15/2033 ^	118,000	148
Delta Air Lines, Inc.
6.821% due 08/10/2022	2,442,232	2,259,065
9.50% due 09/15/2014 (g)	900,000	909,000
Delta Air Lines, Inc., Series 02-1
6.417% due 01/02/2014	2,290,000	2,106,800
Exide Technologies, Series B
10.50% due 03/15/2013	1,390,000	1,365,675
Fontainebleau Las Vegas
11.00% due 06/15/2015 ^ (g)	1,240,000	34,100
Goodyear Tire & Rubber Company
8.625% due 12/01/2011	855,000	882,787
Greektown Holdings LLC
10.75% due 12/01/2013 ^ (g)	1,085,000	263,112
Hasbro, Inc.
6.125% due 05/15/2014	1,385,000	1,506,525
HRP Myrtle Beach Operations LLC
zero coupon due 04/01/2012 ^ (g)	705,000	70
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,390,000	1,266,637
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 ^ (g)	2,085,000	961,706
Macy's Retail Holdings, Inc.
8.875% due 07/15/2015	1,310,000	1,366,592
Marriott International, Inc.
4.625% due 06/15/2012	1,324,000	1,333,852
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	365,000	132,312
MGM Mirage, Inc.
10.375% due 05/15/2014 (g)	335,000	357,613
Mohegan Tribal Gaming Authority
8.00% due 04/01/2012	1,062,000	900,045
MTR Gaming Group, Inc.
12.625% due 07/15/2014 (g)	655,000	638,625
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,255,000	941,250
Nordstrom, Inc.
6.75% due 06/01/2014	920,000	1,009,234

The accompanying notes are an integral part of the financial statements.
13

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019	$1,545,147	$1,297,923
Owens & Minor, Inc.
6.35% due 04/15/2016	3,000,000	2,704,851
Pulte Homes, Inc.
6.25% due 02/15/2013	515,000	522,725
Regal Cinemas Corp.
8.625% due 07/15/2019 (g)	435,000	450,225
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013	3,035,000	2,890,838
Seminole Indian Tribe of Florida
6.535% due 10/01/2020 (g)	2,240,000	1,926,691
Staples, Inc.
9.75% due 01/15/2014	1,245,000	1,495,541
Starwood Hotels & Resorts Worldwide, Inc.
6.25% due 02/15/2013	1,105,000	1,088,425
Target Corp.
6.50% due 10/15/2037	1,800,000	2,013,941
Tenneco Automotive, Inc.
8.625% due 11/15/2014	1,275,000	1,195,313
Toll Brothers Finance Corp.
6.75% due 11/01/2019	800,000	796,458
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)	1,420,000	1,356,100
US Airways Group, Inc.
7.25% due 05/15/2014	680,000	861,900
US Corrugated, Inc.
10.00% due 06/12/2013	570,000	478,800
Volvo Treasury AB
5.95% due 04/01/2015 (g)	1,880,000	1,878,252
Waterford Gaming LLC
8.625% due 09/15/2014 (g)	989,000	642,850
Whirlpool Corp.
8.00% due 05/01/2012	490,000	528,907
8.60% due 05/01/2014	1,390,000	1,554,889
Yonkers Racing Corp.
11.375% due 07/15/2016 (g)	695,000	722,800
Yum! Brands, Inc.
6.25% due 03/15/2018	1,715,000	1,847,674
6.875% due 11/15/2037	4,630,000	5,129,285

		67,267,408

Consumer, Non-cyclical - 4.11%
ACCO Brands Corp.
10.625% due 03/15/2015 (g)	125,000	130,781
Alliance One International, Inc.
8.50% due 05/15/2012	815,000	819,075
10.00% due 07/15/2016 (g)	1,530,000	1,579,725
Altria Group, Inc.
8.50% due 11/10/2013	2,435,000	2,824,210
Anheuser-Busch Companies, Inc.
5.75% due 04/01/2036	1,000,000	997,293
6.45% due 09/01/2037	2,000,000	2,178,540
6.50% due 02/01/2043	540,000	584,442
Anheuser-Busch InBev NV
7.20% due 01/15/2014	1,320,000	1,486,117
ASG Consolidated LLC/ASG Finance, Inc.
11.5 due 11/01/2011 (g)	1,235,000	1,197,950

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Beckman Coulter, Inc.
7.00% due 06/01/2019	$925,000	$1,060,642
Bunge, Ltd. Finance Corp.
5.35% due 04/15/2014	1,230,000	1,275,627
8.50% due 06/15/2019	830,000	956,849
CareFusion Corp.
5.125% due 08/01/2014 (g)	860,000	897,384
Coventry Health Care, Inc.
5.875% due 01/15/2012	1,270,000	1,257,007
6.30% due 08/15/2014	3,835,000	3,765,632
Covidien International Finance SA
6.00% due 10/15/2017	2,220,000	2,462,923
Dr. Pepper Snapple Group, Inc.
6.12% due 05/01/2013	870,000	949,534
6.82% due 05/01/2018	1,155,000	1,312,984
Elan Corp. PLC
8.75% due 10/15/2016 (g)	395,000	390,671
ERAC USA Finance Company
6.375% due 10/15/2017 (g)	1,250,000	1,254,939
HCA, Inc.
8.50% due 04/15/2019 (g)	1,550,000	1,619,750
Hospira, Inc., GMTN
6.40% due 05/15/2015	700,000	778,307
Inverness Medical Innovations, Inc.
7.875% due 02/01/2016 (g)	765,000	738,225
Kellogg Company, Series B
6.60% due 04/01/2011	481,000	515,503
Kraft Foods, Inc.
5.625% due 11/01/2011	966,000	1,027,798
6.00% due 02/11/2013	2,665,000	2,858,538
6.125% due 02/01/2018	5,275,000	5,589,807
Kroger Company
7.00% due 05/01/2018	2,105,000	2,408,126
Medco Health Solutions, Inc.
7.25% due 08/15/2013	4,985,000	5,578,160
Miller Brewing Company
5.50% due 08/15/2013 (g)	1,580,000	1,669,801
Nabisco, Inc.
7.55% due 06/15/2015	1,471,000	1,687,069
Philip Morris International, Inc.
4.875% due 05/16/2013	1,120,000	1,189,806
5.65% due 05/16/2018	2,255,000	2,400,258
Reynolds American, Inc.
7.25% due 06/01/2013	1,485,000	1,615,747
SABMiller PLC
6.50% due 07/15/2018 (g)	3,475,000	3,857,003
Safeway, Inc.
6.35% due 08/15/2017	1,820,000	2,020,346
Smithfield Foods, Inc.
7.00% due 08/01/2011	897,000	861,120
10.00% due 07/15/2014 (g)	985,000	1,034,250
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)	417,000	407,432
Tesco PLC
6.15% due 11/15/2037 (g)	2,400,000	2,568,214
Teva Pharmaceutical Finance LLC
6.15% due 02/01/2036	1,680,000	1,806,521
Tyson Foods, Inc.
10.50% due 03/01/2014	660,000	747,450

The accompanying notes are an integral part of the financial statements.
14

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
United Rentals North America, Inc.
7.00% due 02/15/2014	$1,525,000	$1,326,750
10.875% due 06/15/2016 (g)	495,000	529,650
UnitedHealth Group, Inc.
4.875% due 02/15/2013	940,000	977,010
5.375% due 03/15/2016	1,130,000	1,145,920
5.80% due 03/15/2036	540,000	523,661
Watson Pharmaceuticals, Inc.
6.125% due 08/15/2019	1,520,000	1,598,578
WellPoint, Inc.
5.00% due 12/15/2014	417,000	433,423
6.375% due 06/15/2037	1,735,000	1,884,165
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	1,515,000	1,424,100

		80,204,813

Diversified - 0.13%
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	1,486,000	1,478,313
Hutchison Whampoa International, Ltd.
5.75% due 09/11/2019 (g)	1,060,000	1,067,210

		2,545,523

Energy - 6.71%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	4,602,000	5,091,556
Anadarko Petroleum Corp.
8.70% due 03/15/2019	1,500,000	1,793,491
Apache Corp.
6.90% due 09/15/2018	1,715,000	2,038,936
Arch Coal, Inc.
8.75% due 08/01/2016 (g)	225,000	231,750
Buckeye Partners LP
5.125% due 07/01/2017	1,150,000	1,138,679
Cenovus Energy, Inc.
4.50% due 09/15/2014 (g)	1,095,000	1,118,825
5.70% due 10/15/2019 (g)	720,000	738,281
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	1,765,000	1,987,489
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033 (g)	545,000	555,191
DCP Midstream LLC
9.75% due 03/15/2019 (g)	1,435,000	1,714,283
Devon Energy Corp.
5.625% due 01/15/2014	1,875,000	2,015,709
6.30% due 01/15/2019	1,000,000	1,103,282
Devon Financing Corp.
6.875% due 09/30/2011	295,000	320,940
7.875% due 09/30/2031	3,874,000	4,798,526
Duke Capital LLC
6.75% due 02/15/2032	589,000	611,575
Enbridge Energy Partners LP, Series B
6.50% due 04/15/2018	2,400,000	2,585,436
7.50% due 04/15/2038	2,400,000	2,740,920
Energy Transfer Partners LP
6.625% due 10/15/2036	1,000,000	1,037,928
8.50% due 04/15/2014	1,200,000	1,386,654
9.70% due 03/15/2019	1,445,000	1,788,604

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LP
8.375% until 08/01/2016, then
variable due 08/01/2066 (b)	$3,700,000	$3,459,500
7.034% until 01/15/2018, then variable
due 01/15/2068	2,005,000	1,754,375
6.30% due 09/15/2017	2,860,000	3,080,457
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014 (g)	2,000,000	2,130,234
6.875% due 03/01/2033	471,000	527,550
EQT Corp.
8.125% due 06/01/2019	1,040,000	1,187,025
GS Caltex Corp.
5.50% due 08/25/2014 (g)	471,000	461,115
Gulf South Pipeline Company LP
5.75% due 08/15/2012 (g)	1,345,000	1,414,472
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	980,000	1,018,291
5.80% due 03/15/2035	402,000	379,084
6.50% due 02/01/2037	4,220,000	4,290,107
7.30% due 08/15/2033	603,000	645,720
7.75% due 03/15/2032	805,000	905,404
9.00% due 02/01/2019	2,180,000	2,641,388
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038	1,960,000	2,105,195
Marathon Oil Corp.
6.80% due 03/15/2032	2,785,000	2,992,978
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016	1,180,000	1,168,200
McMoRan Exploration Company
11.875% due 11/15/2014	1,030,000	1,030,000
Nexen, Inc.
5.875% due 03/10/2035	598,000	547,687
6.40% due 05/15/2037	2,375,000	2,312,153
NGPL Pipeco LLC
7.119% due 12/15/2017 (g)	2,020,000	2,260,180
Nustar Logistics
7.65% due 04/15/2018	810,000	877,942
ONEOK Partners LP
6.15% due 10/01/2016	2,080,000	2,168,697
6.65% due 10/01/2036	2,935,000	3,127,460
8.625% due 03/01/2019	1,410,000	1,683,186
Pemex Project Funding Master Trust
1.599% due 06/15/2010 (b)(g)	897,000	892,515
Petro-Canada
6.05% due 05/15/2018	2,800,000	2,931,874
Petroleos Mexicanos
4.875% due 03/15/2015 (g)	1,720,000	1,709,269
Plains All American Pipeline LP
4.25% due 09/01/2012	2,265,000	2,328,454
6.50% due 05/01/2018	1,220,000	1,306,737
8.75% due 05/01/2019	1,500,000	1,800,605
Premcor Refining Group, Inc.
7.50% due 06/15/2015	206,000	211,435
Questar Market Resources, Inc.
6.80% due 03/01/2020	750,000	771,904
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (g)	1,515,000	1,489,518

The accompanying notes are an integral part of the financial statements.
15

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Regency Energy Partners LP
9.375% due 06/01/2016 (g)	$1,070,000	$1,112,800
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018	671,149	727,472
Spectra Energy Capital LLC
6.20% due 04/15/2018	1,350,000	1,436,567
Suncor Energy, Inc.
6.10% due 06/01/2018	2,785,000	2,910,509
Talisman Energy, Inc.
6.25% due 02/01/2038	4,525,000	4,616,111
TEPPCO Partners LP
7.70% until 06/01/2017, then variable
due 06/01/2067 (b)	6,230,000	5,326,214
6.65% due 04/15/2018	3,000,000	3,251,388
Tesoro Corp.
9.75% due 06/01/2019	665,000	691,600
Texas Eastern Transmission LP
6.00% due 09/15/2017 (g)	2,910,000	3,148,917
TransCanada Pipelines, Ltd.
7.625% due 01/15/2039	1,000,000	1,276,032
Transocean, Inc.
6.00% due 03/15/2018	2,775,000	2,964,349
Valero Logistics Operations LP
6.05% due 03/15/2013	2,392,000	2,455,948
Weatherford International, Ltd.
5.50% due 02/15/2016	1,000,000	1,018,277
6.50% due 08/01/2036	2,400,000	2,445,814
7.00% due 03/15/2038	2,000,000	2,156,146
XTO Energy, Inc.
4.625% due 06/15/2013	3,000,000	3,103,434

		131,050,344

Financial - 24.75%
Aflac, Inc.
8.50% due 05/15/2019	1,380,000	1,645,057
Allied Capital Corp.
6.00% due 04/01/2012	3,850,000	2,786,711
6.625% due 07/15/2011	1,450,000	1,192,000
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	4,360,000	4,556,483
American Express Bank FSB, BKNT
6.00% due 09/13/2017	3,085,000	3,191,269
American Express Company
7.00% due 03/19/2018	4,100,000	4,510,320
American Express Credit Corp., Series C
7.30% due 08/20/2013	1,855,000	2,057,180
American General Finance Corp.
6.90% due 12/15/2017	1,375,000	961,649
American Honda Finance Corp.
7.625% due 10/01/2018 (g)	2,140,000	2,473,876
American International Group, Inc., Series WI
8.175% until 05/15/2038, then variable
due 05/15/2068	1,300,000	780,000
AON Corp.
8.205% due 01/01/2027	3,305,000	3,222,375
Arch Capital Group, Ltd.
7.35% due 05/01/2034	3,000,000	2,825,385
Aries Vermogensverwaltung GmbH
9.60% due 10/25/2014	750,000	941,250

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Assurant, Inc.
5.625% due 02/15/2014		$461,000	$474,404
6.75% due 02/15/2034		3,955,000	3,336,588
Astoria Depositor Corp.
8.144% due 05/01/2021 (g)		3,380,000	2,704,000
AXA Financial, Inc.
7.75% due 08/01/2010		533,000	555,771
AXA SA
6.379% until 12/14/2036, then variable
due 12/14/2049 (b)(g)		1,175,000	934,125
6.463% until 12/14/2018, then variable
due 12/31/2049 (b)(g)		4,065,000	3,150,375
BAC Capital Trust XIII
0.699% due 03/15/2043 (b)		1,900,000	1,031,233
BAC Capital Trust XIV
5.63% until 03/15/2012, then variable
due 12/31/2049		3,650,000	2,390,750
BAC Capital Trust XV
1.1606% due 06/01/2056 (b)		4,170,000	2,316,093
Banco Santander Chile
0.6588% due 12/09/2009 (b)(g)		912,000	910,111
5.375% due 12/09/2014 (g)		295,000	301,453
Bank of America Corp.
5.65% due 05/01/2018		1,950,000	1,925,410
5.75% due 12/01/2017		8,203,000	8,188,046
7.625% due 06/01/2019		9,370,000	10,558,032
Bank of Ireland
6.45% due 02/10/2010	EUR	99,000	146,512
Bear Stearns Companies, Inc.
7.25% due 02/01/2018		$1,575,000	1,798,716
Bear Stearns Companies, Inc., MTN
0.5619% due 11/28/2011 (b)		2,400,000	2,384,458
Beaver Valley Funding Corp.
9.00% due 06/01/2017		2,888,000	2,951,738
Bosphorus Financial Services, Ltd.
2.24% due 02/15/2012 (b)(g)		1,334,375	1,175,750
Boston Properties, Ltd.
6.25% due 01/15/2013 ^		785,000	814,999
Brandywine Operating Partnership LP
7.50% due 05/15/2015		1,190,000	1,190,545
BRE Properties, Inc.
5.50% due 03/15/2017		1,506,000	1,389,408
Camden Property Trust
5.00% due 06/15/2015		804,000	765,171
Capital One Bank USA NA
8.80% due 07/15/2019		5,020,000	5,802,914
Capital One Financial Corp.
6.75% due 09/15/2017		1,930,000	2,048,278
7.375% due 05/23/2014		1,995,000	2,226,448
Capmark Financial Group, Inc.
7.875% due 05/10/2012 ^		4,340,000	1,023,407
Caterpillar Financial Services Corp., MTN
5.45% due 04/15/2018		3,600,000	3,739,489
5.50% due 03/15/2016		1,500,000	1,580,605
7.15% due 02/15/2019		1,615,000	1,872,691
Catlin Insurance Company, Ltd.
7.249% until 01/19/2017, then variable
due 12/31/2049 (g)		4,500,000	2,970,000

The accompanying notes are an integral part of the financial statements.
16

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Charles Schwab Corp.
4.95% due 06/01/2014	$1,390,000	$1,465,642
Chubb Corp.
5.75% due 05/15/2018	835,000	915,913
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (g)	2,585,000	2,171,400
Citigroup, Inc.
5.50% due 04/11/2013	8,530,000	8,728,971
5.625% due 08/27/2012	981,000	991,901
5.85% due 12/11/2034	1,045,000	896,984
6.125% due 11/21/2017	5,385,000	5,346,497
6.125% due 05/15/2018	5,158,000	5,078,789
6.375% due 08/12/2014	2,490,000	2,574,386
8.50% due 05/22/2019	5,595,000	6,315,832
CME Group, Inc.
5.75% due 02/15/2014	1,475,000	1,614,312
CNA Financial Corp.
6.00% due 08/15/2011	1,580,000	1,586,856
6.50% due 08/15/2016	3,210,000	3,026,786
Colonial Properties Trust
6.25% due 06/15/2014	554,000	528,607
Comerica Capital Trust II
6.576% until 02/20/2032, then variable
due 02/20/2037	4,000,000	2,750,000
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012	491,000	532,029
Credit Suisse New York
5.30% due 08/13/2019	1,455,000	1,491,880
Developers Diversified Realty Corp.
4.625% due 08/01/2010	1,103,000	1,084,345
Dexus Finance Property, Ltd.
7.125% due 10/15/2014 (g)	1,685,000	1,682,123
Discover Financial Services
10.25% due 07/15/2019	2,230,000	2,552,387
Dresdner Bank AG
7.25% due 09/15/2015	879,000	833,258
Drummond Company, Inc.
7.375% due 02/15/2016 (g)	1,545,000	1,359,600
Duke Realty LP
5.95% due 02/15/2017	2,050,000	1,889,631
6.25% due 05/15/2013	1,750,000	1,736,448
8.25% due 08/15/2019	1,855,000	1,936,837
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	3,600,000	3,112,075
ERP Operating LP
5.75% due 06/15/2017	3,530,000	3,496,571
ERP Operating LP, REIT
5.125% due 03/15/2016	2,300,000	2,244,278
Financial Security Assurance Holdings, Ltd.
6.40% until 12/15/2036, then variable
due 12/15/2066 (g)	1,845,000	1,107,000
Ford Motor Credit Company LLC
7.50% due 08/01/2012	340,000	326,457
Foundation Re II, Ltd.
7.19% due 11/26/2010 (b)(g)	900,000	881,059
General Electric Capital Corp.
5.45% due 01/15/2013	3,064,000	3,229,055
5.625% due 05/01/2018	1,845,000	1,836,148
5.875% due 01/14/2038	1,510,000	1,384,791

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
General Electric Capital Corp. (continued)
5.90% due 05/13/2014	$2,000,000	$2,144,582
General Electric Capital Corp., MTN
6.00% due 08/07/2019	1,220,000	1,237,618
Genworth Financial, Inc.
6.15% until 11/15/2016, then variable
due 11/15/2066	1,460,000	934,400
Goldman Sachs Capital II
5.793% until 06/01/2012, then variable
due 12/29/2049 (b)	2,995,000	2,156,400
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	2,800,000	2,926,078
5.95% due 01/18/2018	2,975,000	3,086,479
6.00% due 05/01/2014	2,225,000	2,419,768
6.75% due 10/01/2037	1,235,000	1,274,558
7.50% due 02/15/2019	4,860,000	5,557,979
Goldman Sachs Group, Inc., MTN
0.905% due 07/22/2015 (b)	2,135,000	1,986,963
Groupe BPCE
12.50% until 09/30/2019, then variable
due 06/29/2049 (g)	1,168,000	1,284,800
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	417,000	395,449
6.30% due 03/15/2018	5,210,000	5,076,093
HBOS PLC
5.375% until 11/01/2013, then variable
due 11/29/2049 (g)	1,128,000	721,920
HCP, Inc., MTN
6.30% due 09/15/2016	2,480,000	2,386,368
Health Care Property Investors, Inc.
6.45% due 06/25/2012	648,000	668,066
Health Care Property Investors, Inc., MTN
4.875% due 09/15/2010	1,471,000	1,479,185
5.625% due 02/28/2013	2,480,000	2,452,400
Health Care, Inc.
6.00% due 11/15/2013	755,000	741,173
6.20% due 06/01/2016	3,380,000	3,157,971
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	1,145,000	1,198,460
Horace Mann Educators Corp.
6.85% due 04/15/2016	1,190,000	1,153,941
Hospitality Properties Trust
6.75% due 02/15/2013	4,128,000	4,080,598
HRPT Properties Trust
6.65% due 01/15/2018	995,000	910,751
HSBC Bank USA, Inc.
4.625% due 04/01/2014	2,350,000	2,425,372
HSBC Finance Corp.
5.00% due 06/30/2015	4,767,000	4,785,267
HSBC Holdings PLC
6.50% due 09/15/2037	1,000,000	1,081,621
HVB Funding Trust III
9.00% due 10/22/2031 (g)	500,000	425,000
Independence Community Bank Corp.
2.4169% due 04/01/2014 (b)	265,000	241,332
International Lease Finance Corp.
4.55% due 10/15/2009	393,000	391,969
International Lease Finance Corp., Series P
0.9094% due 01/15/2010 (b)	652,000	636,836

The accompanying notes are an integral part of the financial statements.
17

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Jefferies Group, Inc.
6.45% due 06/08/2027	$1,090,000	$915,201
JPMorgan Chase & Company
4.65% due 06/01/2014	1,955,000	2,039,038
6.00% due 01/15/2018	2,670,000	2,865,778
6.30% due 04/23/2019	4,425,000	4,830,892
6.75% due 02/01/2011	922,000	979,298
JPMorgan Chase & Company, Series 1
7.90% until 04/30/2018, then variable
due 04/29/2049	8,535,000	8,195,051
JPMorgan Chase Capital XX, Series T
6.55% due 09/15/2066	4,045,000	3,756,802
JPMorgan Chase Capital XXIII
1.44% due 05/15/2077 (b)	4,175,000	2,759,967
Kazkommerts International BV
8.50% due 04/16/2013	350,000	295,750
Kimco Realty Corp.
5.70% due 05/01/2017 ^	4,678,000	4,379,202
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (g)	2,837,000	2,291,692
7.30% due 06/15/2014 (g)	2,115,000	2,064,054
7.50% due 08/15/2036 (g)	6,245,000	5,273,615
7.80% due 03/07/2087 (g)	2,485,000	1,888,600
Lincoln National Corp.
7.00% until 05/17/2016, then variable
due 05/17/2066	5,355,000	3,828,825
6.05% until 04/20/2017, then variable
due 04/20/2067	2,265,000	1,528,875
8.75% due 07/01/2019	4,930,000	5,701,875
Lloyds TSB Group PLC
6.267% until 11/14/2016, then variable
due 11/29/2049 (g)	1,570,000	894,900
6.413% until 10/01/2035, then variable
due 09/29/2049 (g)	2,055,000	1,191,900
Mack-Cali Realty Corp.
7.75% due 08/15/2019	1,185,000	1,221,017
Mack-Cali Realty LP
5.125% due 01/15/2015	2,000,000	1,838,058
Macquarie Group, Ltd.
7.30% due 08/01/2014 (g)	980,000	1,046,466
Markel Corp.
6.80% due 02/15/2013	1,605,000	1,627,834
Massachusetts Mutual Life Insurance Company
8.875% due 06/01/2039	830,000	1,017,192
MBNA Capital, Series B
1.2831% due 02/01/2027 (b)	1,157,000	718,018
Mellon Capital IV, Series 1
6.244% until 06/20/2012, then variable
due 06/29/2049	1,600,000	1,216,000
Merna Reinsurance, Ltd., Series B
2.0325% due 06/30/2012 (b)(g)	1,000,000	972,700
Merrill Lynch & Company, Inc.
1.0331% due 05/02/2017 (b)	4,000,000	3,360,000
7.75% due 05/14/2038	7,025,000	7,916,606
Merrill Lynch & Company, Inc., MTN
6.15% due 04/25/2013	2,000,000	2,116,198
6.875% due 04/25/2018	4,195,000	4,411,869

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
MetLife, Inc.
6.40% until 12/15/2036, then
variable due 12/15/2066	$3,020,000	$2,551,900
6.75% due 06/01/2016	1,370,000	1,528,931
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (g)	1,415,000	1,467,112
Mizuho Financial Group (Cayman), Ltd.
8.375% due 01/29/2049	1,045,000	1,042,387
Morgan Stanley
0.96% due 10/18/2016 (b)	3,315,000	2,959,993
7.30% due 05/13/2019	1,975,000	2,173,041
Morgan Stanley, MTN
5.95% due 12/28/2017	1,265,000	1,287,952
6.625% due 04/01/2018	2,370,000	2,506,092
Nationwide Health Properties, Inc.
6.50% due 07/15/2011	1,535,000	1,582,212
Nationwide Mutual Insurance Company
5.81% until 12/15/2014, then variable
due 12/15/2024 (g)	1,130,000	827,287
Nelnet, Inc.
7.40% until 09/29/2011, then variable
due 09/15/2061	2,120,000	1,550,078
Northern Trust Company
6.50% due 08/15/2018	855,000	976,253
Northern Trust Corp.
4.625% due 05/01/2014	1,535,000	1,633,315
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034 (g)	6,150,000	4,162,873
Osiris Capital PLC, Series C
3.3594% due 01/15/2010 (b)(g)	4,805,000	4,765,162
Osiris Capital PLC, Series D
5.5094% due 01/15/2010 (b)(g)	1,875,000	1,865,055
Pacific Life Insurance Company
9.25% due 06/15/2039 (g)	3,380,000	3,875,674
PartnerRe Finance A LLC
6.875% due 06/01/2018	2,000,000	2,108,460
PNC Financial Services Group, Inc.
8.25% until 05/21/2013, then variable
due 05/29/2049	3,000,000	2,857,851
PNC Funding Corp.
0.6275% due 01/31/2012 (b)	4,000,000	3,857,660
4.25% due 09/21/2015	2,390,000	2,399,393
Progressive Corp.
6.70% until 06/15/2017, then variable
due 06/15/2067	1,135,000	975,757
ProLogis
5.625% due 11/15/2015	1,050,000	954,146
5.625% due 11/15/2016	3,100,000	2,781,531
6.625% due 05/15/2018	2,165,000	1,999,144
Prudential Financial, Inc.
4.75% due 04/01/2014	1,343,000	1,347,833
6.10% due 06/15/2017	3,900,000	3,917,203
6.20% due 01/15/2015	1,600,000	1,692,741
7.375% due 06/15/2019	4,360,000	4,865,804
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	2,100,000	2,161,952
5.70% due 12/14/2036	2,420,000	2,168,557
QBE Insurance Group, Ltd.
9.75% due 03/14/2014	1,619,500	1,838,301

The accompanying notes are an integral part of the financial statements.
18

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Rabobank Nederland
11.00% due 06/29/2049 (g)	$2,792,000	$3,420,200
Realty Income Corp.
5.95% due 09/15/2016	3,030,000	2,905,131
Rouse Company LP
3.625% due 03/15/2049 ^	2,800,000	2,383,500
Royal Bank of Scotland Group PLC, MTN
7.64% until 09/29/2017, then variable
due 03/29/2049	1,400,000	686,000
Schwab Capital Trust I
7.50% until 11/15/2017, then variable
due 11/15/2037	1,890,000	1,710,847
Shinhan Bank
6.819% until 09/20/2016, then variable
due 09/20/2036	2,670,000	2,261,303
Silicon Valley Bank
6.05% due 06/01/2017	2,185,000	2,037,921
Simon Property Group LP
5.625% due 08/15/2014	3,045,000	3,141,919
5.875% due 03/01/2017	2,520,000	2,569,914
Simon Property Group LP, REIT
5.75% due 12/01/2015	1,500,000	1,534,368
6.10% due 05/01/2016	1,000,000	1,027,749
10.35% due 04/01/2019	1,440,000	1,792,011
Skandinaviska Enskilda Banken AB
5.471% until 03/23/2015, then variable
due 03/29/2049 (g)	2,100,000	1,680,000
SLM Corp.
0.8037% due 01/27/2014 (b)	6,390,000	4,031,898
4.50% due 07/26/2010	1,895,000	1,841,303
SLM Corp., MTN
8.45% due 06/15/2018	1,460,000	1,164,350
SMFG Preferred Capital
6.078% until 01/25/2017, then variable
due 01/29/2049 (g)	2,000,000	1,746,940
Sovereign Capital Trust VI
7.908% due 06/13/2036	1,650,000	1,499,370
StanCorp Financial Group, Inc.
6.90% until 06/01/2017, then variable
due 06/01/2067	4,850,000	3,255,330
Standard Chartered PLC
6.409% until 01/30/2017, then variable
due 01/30/2017 (g)	5,000,000	3,850,000
SunTrust Capital VIII
6.10% until 12/15/2036, then variable
due 12/01/2066	903,000	628,445
SunTrust Preferred Capital I
5.853% until 12/15/2011, then variable
due 12/31/2049	425,000	276,250
Symetra Financial Corp.
8.30% until 10/15/2017, then variable
due 10/15/2037 (g)	1,550,000	961,000
6.125% due 04/01/2016 (g)	1,650,000	1,398,911
Teco Finance, Inc.
6.572% due 11/01/2017	1,257,000	1,297,616
7.00% due 05/01/2012	893,000	953,999
Textron Financial Corp.
6.00% until 02/15/2017, then variable
due 02/15/2067 (g)	3,000,000	1,953,750

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	$3,055,000	$2,753,102
TuranAlem Finance BV
7.875% due 06/02/2010 ^	638,000	149,930
8.50% due 02/10/2015 ^ (g)	600,000	138,000
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017	1,840,000	1,883,558
Unum Group
7.125% due 09/30/2016	1,330,000	1,345,689
USB Capital IX
6.189% until 04/15/2011, then variable
due 10/29/2049	6,605,000	5,069,337
USB Realty Corp.
6.091% until 01/15/2012, then variable
due 12/29/2049 (g)	2,600,000	1,807,000
Vita Capital III, Ltd., Series B-I
1.6969% due 01/01/2011 (b)(g)	4,280,000	4,031,760
W.R. Berkley Corp.
5.60% due 05/15/2015	875,000	850,050
6.15% due 08/15/2019	699,000	677,376
Wachovia Bank NA
5.85% due 02/01/2037	1,105,000	1,068,827
Wachovia Bank NA, BKNT
6.60% due 01/15/2038	855,000	938,521
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	1,600,000	1,599,088
Washington Mutual Bank FA
1.00% due 01/15/2015 ^	1,070,000	2,675
WEA Finance LLC
5.40% due 10/01/2012 (g)	2,007,000	2,061,779
6.75% due 09/02/2019 (g)	1,060,000	1,072,189
7.125% due 04/15/2018 (g)	2,000,000	2,084,910
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (g)	721,000	731,576
White Mountains Re Group, Ltd.
7.506% until 06/30/2017, then variable
due 05/29/2049 (g)	5,530,000	4,062,283
XL Capital, Ltd.
5.25% due 09/15/2014	2,441,000	2,396,254
XL Capital, Ltd., Series E
6.50% until 04/15/2017, then variable
due 12/31/2049	1,715,000	1,234,800

		483,722,972

Industrial - 2.85%
BAE Systems Asset Trust
6.664% due 09/15/2013 (g)	1,497,328	1,486,009
7.156% due 12/15/2011 (g)	586,810	589,842
BE Aerospace, Inc.
8.50% due 07/01/2018	1,010,000	1,035,250
Bemis Company, Inc.
5.65% due 08/01/2014	615,000	652,965
BWAY Corp.
10.00% due 04/15/2014 (g)	1,215,000	1,284,863
Case New Holland, Inc.
7.75% due 09/01/2013 (g)	600,000	597,000
CMA CGM SA
7.25% due 02/01/2013 (g)	2,410,000	1,180,900

The accompanying notes are an integral part of the financial statements.
19

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Commercial Metals Company
7.35% due 08/15/2018	$1,045,000	$1,103,283
CRH America, Inc.
8.125% due 07/15/2018	1,590,000	1,787,699
CSX Corp.
5.50% due 08/01/2013	1,570,000	1,683,465
7.375% due 02/01/2019	2,540,000	2,989,029
Eaton Corp.
4.90% due 05/15/2013	1,665,000	1,765,073
GATX Corp.
8.75% due 05/15/2014	2,280,000	2,565,581
General Electric Company
5.00% due 02/01/2013	1,735,000	1,830,253
Graphic Packaging International Corp.
9.50% due 06/15/2017 (g)	465,000	494,063
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	1,580,000	1,603,700
Holcim US Finance Sarl & Cie SCS
6.00% due 12/30/2019 (g)	650,000	657,909
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	2,015,000	2,161,805
Masco Corp.
4.80% due 06/15/2015	2,540,000	2,330,905
6.125% due 10/03/2016	2,000,000	1,895,778
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,700,000	1,606,500
RailAmerica, Inc.
9.25% due 07/01/2017 (g)	990,000	1,037,025
Republic Services, Inc.
5.50% due 09/15/2019 (g)	1,015,000	1,045,609
Roper Industries, Inc.
6.25% due 09/01/2019	750,000	778,548
Solo Cup Company
10.50% due 11/01/2013 (g)	330,000	349,800
Terex Corp.
10.875% due 06/01/2016	890,000	970,100
Tyco Electronics Group SA
6.00% due 10/01/2012	1,465,000	1,549,939
6.55% due 10/01/2017	6,840,000	7,160,242
7.125% due 10/01/2037	3,755,000	3,859,532
Union Pacific Corp.
5.45% due 01/31/2013	2,400,000	2,578,927
5.70% due 08/15/2018	3,300,000	3,559,601
Voto-Votorantim Overseas Trading Operations NV
6.625% due 09/25/2019 (g)	800,000	796,086
Waste Management, Inc.
7.75% due 05/15/2032	625,000	759,340

		55,746,621

Technology - 0.46%
Computer Sciences Corp.
6.50% due 03/15/2018	3,510,000	3,866,395
Fiserv, Inc.
6.80% due 11/20/2017	1,425,000	1,573,425
Xerox Corp.
6.75% due 02/01/2017	2,230,000	2,360,279
8.25% due 05/15/2014	1,115,000	1,267,410

		9,067,509

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities - 4.61%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	$2,613,128	$2,534,734
AES Gener SA
7.50% due 03/25/2014	906,000	984,048
Allegheny Energy Supply Company LLC
5.75% due 10/15/2019 (g)	990,000	989,307
American Electric Power Company, Inc.
5.25% due 06/01/2015	540,000	564,929
Appalachian Power Company
5.80% due 10/01/2035	1,961,000	1,935,334
7.00% due 04/01/2038	1,755,000	2,020,023
Aquila, Inc.
11.875% due 07/01/2012	900,000	1,039,288
Arizona Public Service Company
5.50% due 09/01/2035	1,118,000	972,578
BVPS II Funding Corp.
8.89% due 06/01/2017	911,000	1,013,605
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	535,000	602,219
Commonwealth Edison Company
5.80% due 03/15/2018	2,190,000	2,365,914
Delmarva Power & Light Company
6.40% due 12/01/2013	925,000	1,023,331
Dominion Resources, Inc.
7.50% until 06/30/2016, then variable
due 06/30/2066	1,680,000	1,537,200
6.30% until 09/30/2011, then variable
due 09/30/2066	3,200,000	2,560,000
5.70% due 09/17/2012	368,000	401,997
DTE Energy Company
7.625% due 05/15/2014	1,255,000	1,385,280
Duke Energy Corp.
6.30% due 02/01/2014	1,275,000	1,410,503
Enel Finance International SA
6.25% due 09/15/2017 (g)	2,335,000	2,515,005
Enersis SA
7.375% due 01/15/2014	633,000	698,379
Entergy Louisiana LLC
8.09% due 01/02/2017	1,999,474	2,086,411
FirstEnergy Corp.
6.45% due 11/15/2011	21,000	22,713
7.375% due 11/15/2031	3,014,000	3,378,474
FirstEnergy Solutions Corp.
4.80% due 02/15/2015 (g)	1,365,000	1,402,564
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,315,000	1,347,875
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	7,280,000	7,759,869
ITC Holdings Corp.
5.875% due 09/30/2016 (g)	723,000	738,166
Michigan Consolidated Gas Company
5.70% due 03/15/2033	736,000	745,610
Midwest Generation LLC, Series B
8.56% due 01/02/2016	2,425,095	2,461,471
Monongahela Power Company
7.95% due 12/15/2013 (g)	2,690,000	2,979,127
National Grid PLC
6.30% due 08/01/2016	2,515,000	2,753,638

The accompanying notes are an integral part of the financial statements.
20

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Nevada Power Company
5.875% due 01/15/2015	$1,495,000	$1,592,667
6.65% due 04/01/2036	2,330,000	2,539,831
NiSource Finance Corp.
6.15% due 03/01/2013	977,000	1,023,086
6.40% due 03/15/2018	1,672,000	1,668,883
6.80% due 01/15/2019	1,000,000	1,023,815
Oncor Electric Delivery Company
6.375% due 05/01/2012	2,705,000	2,937,351
Pacific Gas & Electric Company
4.20% due 03/01/2011 ^	2,329,000	2,410,820
4.80% due 03/01/2014	598,000	637,769
PG&E Corp.
5.75% due 04/01/2014	1,390,000	1,517,665
PNPP II Funding Corp.
9.12% due 05/30/2016	900,000	917,577
PPL Energy Supply LLC
6.50% due 05/01/2018	2,000,000	2,155,106
PSEG Power LLC
5.00% due 04/01/2014	736,000	766,886
8.625% due 04/15/2031	736,000	995,486
Sempra Energy
6.50% due 06/01/2016	1,685,000	1,862,672
8.90% due 11/15/2013	955,000	1,116,110
Southern Power Company, Series D
4.875% due 07/15/2015	1,115,000	1,154,924
Southern Union Company
7.20% until 11/01/2011, then variable
due 11/01/2066	4,880,000	3,843,000
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013 (g)	798,000	838,623
Tampa Electric Company
6.55% due 05/15/2036	2,000,000	2,246,398
Texas Competitive Electric Holdings Company
LLC, Series A
10.25% due 11/01/2015	1,920,000	1,382,400
TransAlta Corp.
6.65% due 05/15/2018	2,157,000	2,176,612
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (g)	344,000	354,697
Veolia Environnement
6.00% due 06/01/2018	2,400,000	2,582,484

		89,974,454

TOTAL CORPORATE BONDS (Cost $1,046,861,239)		$1,070,853,919

MUNICIPAL BONDS - 0.37%
District of Columbia - 0.25%
George Washington University, Series B
5.095% due 09/15/2032	4,650,000	4,968,479
New Jersey - 0.12%
New Jersey State Turnpike Authority
7.414% due 01/01/2040	1,885,000	2,332,084

TOTAL MUNICIPAL BONDS (Cost $6,718,957)		$7,300,563

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.62%
American Home Mortgage Assets, Series 2006-6,
Class XP
2.5877% IO due 12/25/2046	$16,272,549	$650,902
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	3,080,324	2,491,236
American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP
2.0784% IO due 05/25/2047	29,330,642	1,759,839
American Tower Trust, Series 2007-1A, Class C
5.6151% due 04/15/2037	2,465,000	2,391,050
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (g)	2,350,000	2,256,000
Banc of America Alternative Loan Trust, Series
2006-7, Class A3
5.9133% due 10/25/2036 ^ (b)	3,300,000	2,072,698
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class A3
4.611% due 07/10/2043	3,107,397	3,125,795
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class AM
6.0072% due 07/10/2044 (b)	6,440,000	4,198,872
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	850,141	853,207
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2043 (b)	2,524,154	1,817,275
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.351% due 09/10/2047 (b)	3,075,000	2,991,642
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A3
5.9006% due 05/10/2045 (b)	5,245,000	4,934,782
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	4,420,000	3,904,972
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A3A
5.60% due 07/10/2046	4,215,000	3,912,202
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.8275% due 03/20/2036 (b)	2,083,033	1,423,900
Banc of America Funding Corp., Series 2007-E,
Class 4A1
5.7631% due 07/20/2047 (b)	1,647,168	1,115,636
Banc of America Large Loan,
Series 2005-MIB1, Class B
0.5034% due 03/15/2022 (b)(g)	4,495,000	3,129,130
Banc of America Large Loan, Series 2006-BIX1,
Class C
0.4234% due 10/15/2019 (b)(g)	5,214,117	3,822,093
Bank of America Commercial Mortgage, Inc.,
Series 2005-5, Class XC
0.0918% IO due 10/10/2045 (g)	290,768,889	1,130,858
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	12,705	12,704
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.1567% due 04/25/2035 (b)	1,019,680	77,767

The accompanying notes are an integral part of the financial statements.
21

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Asset Backed Securities, Inc.,
Series 2003-AC4, Class A
5.50% due 09/25/2033	$416,096	$363,715
Bear Stearns Asset Backed Securities, Inc.,
Series 2004-AC5, Class A1
5.25% due 10/25/2034	374,633	311,270
Bear Stearns Commercial Mortgage Securities, Inc.
4.997% due 06/11/2041 (g)	2,690,000	1,000,168
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.3411% IO due 07/11/2042	31,755,786	525,879
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.3297% IO due 02/13/2046	28,518,309	466,377
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	3,347,708	2,424,190
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
0.6834% due 03/15/2019 (b)(g)	2,300,000	1,126,027
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038 (g)	2,245,000	481,936
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class AY
0.6033% IO due 10/12/2041	163,625,962	2,185,077
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.4563% due 12/25/2036 (b)	1,770,390	823,866
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	1,470,381	1,502,816
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.9163% due 03/15/2049 (b)	3,544,000	3,326,123
Citigroup Mortgage Loan Trust, Inc., Series 2005-1,
Class 2B1
4.8209% due 04/25/2035 (b)	1,547,181	140,619
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.3992% due 09/15/2020 (b)	1,055,000	544,097
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3992% due 09/15/2020 (b)	2,080,000	2,051,126
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	2,475,141	2,419,016
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.399% due 06/10/2044 (b)	4,250,635	1,055,265
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
0.4434% due 11/15/2017 (b)(g)	2,413,357	1,744,490
Countrywide Alternative Loan Trust, Series
2007-25, Class 1A2
6.50% due 11/25/2037	3,471,940	2,148,263
Countrywide Alternative Loan Trust, Series
2006-OA3, Class X
2.5546% IO due 05/25/2036	13,033,987	293,265

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	$960,287	$594,177
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X
3.4661% IO due 09/20/2046	20,011,817	750,443
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
3.0423% due 07/20/2034 (b)	4,544,433	4,411,482
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	634,976	453,439
Credit Suisse Mortgage Capital Certificates, Series
2006-7, Class 3A4
6.25% due 08/25/2036	3,625,000	2,614,906
Credit Suisse Mortgage Capital Certificates, Series
2006-TFLA, Class A2
0.4034% due 04/15/2021 (b)(g)	4,680,000	3,347,144
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A2
5.246% due 12/15/2039	6,500,000	6,446,380
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
0.4734% due 04/15/2021 (b)(g)	4,095,000	2,883,960
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (g)	5,395,000	5,368,025
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (g)	2,775,000	2,761,125
Crown Castle Towers LLC, Series 2006-1A, Class E
6.0652% due 11/15/2036 (g)	1,390,000	1,383,050
CS First Boston Mortgage Securities Corp, Series
2005-C1, Class A3
4.813% due 02/15/2038	2,345,000	2,359,004
CS First Boston Mortgage Securities Corp, Series
2005-C5, Class F
5.10% due 08/15/2038 (b)	3,000,000	1,194,507
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	1,554,512	1,601,153
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	1,580,601	1,653,871
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	980,254	1,035,835
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	539,140	538,825
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.2198% IO due 02/15/2038 (g)	53,403,808	485,077
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037	4,091,947	1,633,823
CS First Boston Mortgage Securities Corp.,
Series 2005-TF2A, Class K
1.4434% due 09/15/2020 (b)(g)	1,000,000	726,251
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (g)	13,160,000	12,412,644

The accompanying notes are an integral part of the financial statements.
22

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	$970,000	$795,740
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
3.0948% IO due 08/19/2045	23,428,265	776,061
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	984,679	1,016,529
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	155,304	170,084
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 11/25/2041	292,166	320,503
First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1
5.50% due 05/25/2035	3,062,405	1,978,123
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.2111% due 12/25/2034 (b)	706,985	99,570
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	81,312	81,667
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A1
6.079% due 05/15/2033	11,721	11,820
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	1,102,786	1,162,882
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	735,191	760,251
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.3859% IO due 06/10/2048 (g)	89,272,925	948,311
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	3,096,263	1,648,295
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/25/2039 (g)	4,260,000	680,893
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class F
7.0496% due 05/15/2037 (g)	725,000	638,198
GMAC Commercial Mortgage Securities Inc, Series
2004-C2, Class A2
4.76% due 08/10/2038	4,160,244	4,233,186
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B
5.6831% due 05/10/2040 (b)	6,983,000	6,805,510
Greenpoint Mortgage Funding Trust, Series
2005-AR1, Class A3
0.5263% due 06/25/2045 (b)	538,919	139,123
Greenpoint Mortgage Funding Trust, Series
2006-AR1, Class A2A
0.6163% due 02/25/2036 (b)	3,814,437	1,111,293
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class XC
0.5461% IO due 08/10/2042 (g)	184,867,348	2,418,194
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class C
5.554% due 03/10/2039	1,695,000	516,813

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class F
5.633% due 03/10/2039	$935,000	$214,725
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	695,433	707,673
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	3,990,000	3,535,991
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.2956% IO due 07/10/2039 (g)	100,284,280	1,610,295
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class X
0.8676% IO due 11/10/2039	58,563,730	1,462,600
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.9994% due 08/10/2045 (b)	3,900,000	3,223,224
GSR Mortgage Loan Trust, Series 2004-9, Class B1
4.1106% due 08/25/2034 (b)	1,581,285	481,926
Harborview Mortgage Loan Trust, Series 2005-16,
Class 2A1B
0.5763% due 01/19/2036 (b)	1,385,284	437,034
Harborview Mortgage Loan Trust, Series 2005-16,
Class X3
3.0901% IO due 01/19/2036 (b)	59,010,684	1,549,030
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
3.3704% due 11/19/2034 (b)	642,177	402,138
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
2.8625% IO due 09/19/2035	22,651,768	860,060
Harborview Mortgage Loan Trust,
Series 2006-SB1, Class A1A
1.7508% due 12/19/2036 (b)	1,443,628	551,712
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% due 05/19/2047	58,572,946	219,649
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% due 07/19/2047	60,371,054	245,257
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3425% due 08/19/2037 (g)	44,468,393	166,756
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
0.7563% due 10/03/2015 ^ (b)(g)	430,000	428,925
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1
5.2962% due 01/25/2035	1,026,417	172,580
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X
2.9274% IO due 10/25/2036	40,357,655	1,234,944
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2X
2.6408% IO due 10/25/2036	65,486,105	1,597,861
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
4.4466% due 05/25/2035 (b)	1,668,394	69,310
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2005-CB11, Class A3
5.197% due 08/12/2037	4,138,000	4,114,476

The accompanying notes are an integral part of the financial statements.
23

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-LDP8, Class AM
5.44% due 05/15/2045	$3,200,000	$2,390,690
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2007-LDPX, Class A2S
5.305% due 01/15/2049	2,325,000	2,223,060
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP2, Class A3
4.697% due 07/15/2042	7,605,000	7,553,253
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class G
5.4992% due 12/15/2044 (b)	2,460,000	878,522
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.3442% due 12/15/2044 (b)	7,990,000	7,829,387
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	2,568,266	2,645,023
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	3,625,000	3,233,654
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	1,335,000	741,660
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.0652% due 04/15/2045 (b)	2,675,000	2,487,654
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045	4,530,000	4,337,705
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class X
0.7612% IO due 05/15/2045	89,020,663	2,196,380
JPMorgan Mortgage Trust, Series 2006-A7, Class
2A5
5.7741% due 01/25/2037 (b)	3,426,489	918,646
LB-UBS Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.462% due 03/15/2031	1,470,381	1,563,204
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A2
4.31% due 02/15/2030	1,848,361	1,852,183
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.2972% IO due 02/15/2040 (g)	45,189,386	786,589
LB-UBS Commercial Mortgage Trust,
Series 2005-C2, Class E
5.4558% due 04/15/2040 (b)	2,990,000	917,695
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040 (b)(g)	1,999,528	750,921
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2030	2,881,947	2,888,974
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.0799% due 06/15/2038 (b)	3,165,000	2,996,777
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	5,195,869	2,986,148

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
3.7781% due 04/21/2034 (b)	$1,922,769	$1,838,475
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
3.3511% due 08/25/2034 (b)	3,495,548	2,765,702
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
3.7049% due 03/25/2035 (b)	6,003,409	3,577,164
Merrill Lynch Floating Trust, Series 2006-1, Class A2
0.3734% due 06/15/2022 (b)(g)	4,330,000	3,032,918
Merrill Lynch Mortgage Trust, Series 2004-MKB1,
Class A2
4.353% due 02/12/2042	3,688,628	3,718,250
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class X
0.7079% IO due 02/14/2051 (g)	54,418,677	1,233,318
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	1,588,012	1,512,788
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.1388% IO due 07/12/2038 (g)	273,281,778	1,398,410
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XP
0.2764% IO due 07/12/2038	183,127,830	1,065,181
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.4055% due 11/12/2037 (b)	2,855,000	2,831,995
Merrill Lynch Mortgage Trust,
Series 2005-CKI1, Class A1
5.077% due 11/12/2037	672,357	681,265
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
0.5595% IO due 08/12/2043	101,554,678	2,142,357
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A4
6.1043% due 06/12/2046 (b)	4,565,000	4,294,146
MLCC Mortgage Investors, Inc., Series 2005-A,
Class A1
0.4763% due 03/25/2030 (b)	114,487	83,574
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M1
5.9233% due 09/25/2037 (b)	1,452,627	318,941
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M2
5.9233% due 09/25/2037 (b)	546,863	100,671
MLCC Mortgage Investors, Inc., Series 2007-3,
Class M3
5.9233% due 09/25/2037 (b)	353,914	72,724
Morgan Stanley Capital I, Series 2005-RR6, Class
A2FL
0.4663% due 05/24/2043 (b)	1,701,623	1,272,150
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.8028% due 06/11/2042 (b)	955,000	901,217
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	512,266	516,851
Morgan Stanley Capital I,
Series 2005-HQ6, Class A2A
4.882% due 08/13/2042	5,685,000	5,684,264

The accompanying notes are an integral part of the financial statements.
24

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.3778% due 11/14/2042 (b)	$2,185,000	$2,245,917
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.3779% due 11/14/2042 (b)	2,795,000	2,801,658
Morgan Stanley Capital I, Series 2005-HQ7,
Class AJ
5.3778% due 11/14/2042 (b)	10,560,000	7,554,523
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	2,535,000	2,432,372
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.371% IO due 07/15/2056 (g)	36,277,020	917,127
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.2507% IO due 12/13/2041 (g)	74,131,893	897,559
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	2,170,000	413,003
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
0.5463% due 12/20/2049 (b)(g)	3,000,000	270,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
0.6463% due 12/20/2049 (b)(g)	3,000,000	180,000
Multi Security Asset Trust, Series 2005-RR4A,
Class F
5.88% due 11/28/2035 (b)(g)	580,000	40,600
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.4062% due 05/25/2035 (b)	1,726,101	384,468
Residential Accredit Loans, Inc., Series 2005-QO4,
Class XIO
3.0955% IO due 12/25/2045 (b)	45,903,643	1,721,387
Residential Accredit Loans, Inc., Series
2007-QS10, Class A1
6.50% due 09/25/2037	1,462,427	904,877
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.9493% due 12/25/2035 (b)	1,089,569	650,429
Residential Accredit Loans, Inc.,
Series 2007-QS11, Class A1
7.00% due 10/25/2037	1,248,575	799,088
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	514,706	527,555
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	1,890,818	1,960,487
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)	5,370,000	5,262,600
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)	755,000	739,900
Sequoia Mortgage Trust, Series 2005-3, Class A1
0.4463% due 05/20/2035 (b)	244,613	159,395
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 6A1
5.2298% due 09/25/2035 (b)	2,059,925	1,506,798
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.2923% due 07/15/2027 (b)(g)	291,884	210,801

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
4.3369% due 03/25/2033 (b)	$2,089,990	$801,441
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036 (g)	4,800,000	4,512,000
Trapeza CDO LLC Series 2007-12A, Class B
1.1375% due 04/06/2042 (b)(g)	3,000,000	150,000
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C16, Class D
5.044% due 10/15/2041 (b)	1,000,000	429,898
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C16, Class E
5.153% due 10/15/2041 (b)	2,500,000	1,007,311
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class E
5.5294% due 12/15/2044 (b)	3,640,000	1,045,970
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C29, Class AJ
5.368% due 11/15/2048 (b)	6,235,000	3,381,000
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.1377% IO due 03/15/2042 (g)	46,211,461	327,376
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	1,862,483	1,319,023
WAMU Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A
6.1155% due 03/23/2045 (g)	2,406,481	1,983,749
WAMU Mortgage Pass Through Certificates, Series
2005-AR13, Class X
2.2187% IO due 10/25/2045	140,462,266	3,511,557
WAMU Mortgage Pass Through Certificates, Series
2005-AR19, Class A1B3
0.5963% due 12/25/2045 (b)	996,354	391,390
WAMU Mortgage Pass Through Certificates, Series
2006-AR4, Class 1A1B
1.8408% due 05/25/2046 (b)	2,558,145	768,191
WAMU Mortgage Pass Through Certificates,
Series 2005-AR13, Class B1
0.8463% due 10/25/2045 (b)	3,812,984	409,900
WAMU Mortgage Pass Through Certificates,
Series 2005-AR6, Class B1
0.8463% due 04/25/2045 (b)	4,276,583	416,168
WAMU Mortgage Pass Through Certificates,
Series 2007-OA6, Class 1XPP
0.8591% IO due 07/25/2047	78,378,432	759,291
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-AR19,
Class B1
0.9463% due 12/25/2045 (b)	2,235,405	271,321
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
0.8599% IO due 04/25/2047	60,068,222	581,911
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	741,515	621,946

The accompanying notes are an integral part of the financial statements.
25

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3
5.6605% due 10/25/2036 (b)	$3,664,144	$1,109,692

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $392,609,346)		$324,860,643

ASSET BACKED SECURITIES - 2.70%
Alesco Preferred Funding, Ltd., Series 14A, Class B
0.9394% due 09/23/2037 (b)(g)	2,410,000	120,500
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	27,580	23,786
Ansonia CDO, Ltd.
5.812% due 07/28/2046 (g)	6,050,000	484,000
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (g)	2,400,000	1,560,000
Anthracite, Ltd., Series 2002-CIBA, Class A
0.6963% due 05/24/2017 (b)(g)	1,980,302	1,485,226
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
1.1038% due 01/26/2042 ^ (b)(g)	1,895,000	227,400
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
1.5538% due 01/26/2042 (b)(g)	3,145,000	157,250
Argent Securities, Inc., Series 2004-W1, Class M3
1.6963% due 03/25/2034 (b)	456,630	98,060
Bank of America Auto Trust, Series 2009-1A, Class
A4
3.52% due 06/15/2016	1,000,000	1,028,279
BMW Vehicle Lease Trust, Series 2009-1, Class A4
3.66% due 08/15/2013	2,690,000	2,764,795
Capital Trust Re CDO, Ltd.
5.16% due 06/25/2035	3,000,000	750,000
Capital Trust Re CDO, Ltd., Series 2005-1A,
Class C
0.9963% due 03/20/2050 (b)(g)	1,250,000	187,500
Capital Trust Re CDO, Ltd., Series 2005-1A, Class E
2.3463% due 03/20/2050 (b)(g)	834,000	8,340
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
0.7163% due 03/20/2050 (b)(g)	1,600,000	144,000
Carrington Mortgage Loan Trust, Series 2006-NC4,
Class A5
0.3063% due 10/25/2036 (b)	878,556	680,650
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
0.6463% due 02/25/2052 (b)(g)	5,000,000	371,400
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	780,000	671,962
Centex Home Equity, Series 2005-A, Class M4
1.0463% due 01/25/2035 (b)	513,870	268,852
Chase Issuance Trust, Series 2008-A1, Class A1
0.6934% due 01/15/2012 (b)	3,200,000	3,201,902
Contimortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.10% due 08/15/2025	17,990	15,644
Countrywide Asset-Backed Certificates, Series
2006-3, Class 2A2
0.4263% due 06/25/2036 (b)	3,598,155	2,841,164

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	$2,420,623	$1,866,052
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 10/25/2036 (g)	2,560,000	1,742,579
Crest, Ltd., Series 2000-1A, Class C
7.75% due 08/31/2036 (g)	3,450,000	690,000
Crest, Ltd., Series 2002-IGA, Class A
0.9519% due 07/28/2017 (b)(g)	4,904,902	3,188,186
Crest, Ltd., Series 2003-1A, Class B1
1.3219% due 05/28/2038 (b)(g)	2,400,000	672,000
CW Capital Cobalt I, Series 2005-1A, Class A1
0.6731% due 05/25/2045 (b)(g)	2,396,706	654,550
Dillon Read CMBS CDO, Ltd., Series 2006-1A,
Class A3
1.0144% due 12/05/2046 (b)(g)	5,025,000	50
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)	2,940,000	1,881,600
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (g)	2,995,000	2,455,838
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	340,223	108,072
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	347,886	58,998
Equity One ABS, Inc., Series 2004-2, Class AV2
0.4963% due 07/25/2034 (b)	32,203	21,161
Fremont Home Loan Trust, Series 2004-4, Class M7
1.9663% due 03/25/2035 (b)	732,531	23,675
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036 (b)	7,000,000	3,744,968
Highland Park CDO, Ltd., Series 2006-1A, Class A2
0.7931% due 11/25/2051 (b)(g)	8,670,000	867,000
JER CDO, Series 2006-2A, Class AFL
0.5763% due 03/25/2045 (b)(g)	3,514,352	175,718
JER CDO, Series 2006-2A, Class FFL
1.7463% due 03/25/2045 (b)(g)	2,000,000	20,000
Lehman XS Trust, Series 2005-5N, Class 3A2
0.6063% due 11/25/2035 (b)	2,774,697	752,212
Lehman XS Trust, Series 2005-7N, Class 1A1B
0.5463% due 12/25/2035 (b)	3,237,688	863,676
LNR CDO, Ltd., Series 2006-1A, Class BFL
0.7963% due 05/28/2043 (b)(g)	3,300,000	33,000
Long Beach Mortgage Loan Trust, Series 2002-2,
Class M2
2.0463% due 07/25/2032 (b)	884,922	398,215
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
0.9463% due 02/25/2034 (b)	1,200,000	959,301
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 08/25/2034	728,998	676,833
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
0.7463% due 12/24/2050 (b)(g)	4,430,000	221,500
North Street Referenced Linked Notes, Series
2000-1A, Class C
2.2413% due 07/30/2010 (b)(g)	2,500,000	25,000

The accompanying notes are an integral part of the financial statements.
26

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
N-Star Real Estate CDO, Ltd.
0.5963% due 07/27/2040 (b)(g)	$2,800,000	$1,120,000
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class C
0.8463% due 06/22/2051 (g)	3,000,000	150,000
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
1.0113% due 02/01/2041 (b)(g)	2,360,000	70,800
Option One Mortgage Loan Trust, Series 2004-1,
Class M1
1.1463% due 01/25/2034 (b)	761,275	498,856
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	3,631,213	2,058,128
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 01/25/2037	2,527,670	1,813,199
Prima Capital, Ltd., Series 2006-CR1A, Class A1
5.417% due 12/25/2048	3,502,580	2,101,548
RAIT Preferred Funding, Ltd., Series 2007-2A,
Class B
1.0463% due 06/25/2045 (b)(g)	3,000,000	450,000
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 07/25/2035	723,774	688,349
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 07/25/2035	1,870,000	981,111
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032	446,346	359,059
Residential Asset Mortgage Products, Inc.,
Series 2004-RZ3, Class AI4
4.572% due 05/25/2033 (b)	362,002	261,079
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.92% due 03/25/2034	607,663	158,385
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	29,115	29,070
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 05/25/2034 (b)	2,451,000	2,237,956
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	655,646	554,587

TOTAL ASSET BACKED SECURITIES
(Cost $131,675,230)		$52,723,021

SUPRANATIONAL OBLIGATIONS - 0.13%
Financial - 0.09%
Corporacion Andina de Fomento
5.20% due 05/21/2013	736,000	765,767
6.875% due 03/15/2012	1,005,000	1,085,002

		1,850,769

Government - 0.04%
Central American Bank for Economic Integration
6.75% due 04/15/2013 (g)	638,000	686,056

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,521,617)		$2,536,825

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.44%
Basic Materials - 0.07%
Freeport-McMoRan Copper & Gold, Inc.,
6.75%	14,069	$1,449,107
Communications - 0.09%
Telephone & Data Systems, Inc., 7.60%	80,100	1,842,300
Consumer, Non-cyclical - 0.08%
Ocean Spray Cranberries, Inc., 6.25% (g)	22,216	1,486,390
Financial - 0.20%
Bank of America Corp., Series MER, 8.625%	75,000	1,775,250
Vale Capital II, 6.75%	28,736	2,054,222

		3,829,472

TOTAL PREFERRED STOCKS (Cost $8,430,169)		$8,607,269

TERM LOANS - 0.02%
Consumer, Cyclical - 0.02%
East Valley Tourist Development
7.7531% due 08/06/2012 (b)	725,936	435,561

TOTAL TERM LOANS (Cost $718,821)		$435,561

WARRANTS - 0.00%
Basic Materials - 0.00%
New Gold, Inc.
(Expiration date 06/28/2017, strike
price CAD 15.00) *	1	0

TOTAL WARRANTS (Cost $0)		$0

REPURCHASE AGREEMENTS - 0.84%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$16,435,005 on 10/01/2009,
collateralized by $5,460,000
Federal Home Loan Bank, 4.645%
due 10/05/2017 (valued at
$5,610,150, including interest) and
$335,000 Federal Home Loan
Bank, 0.93% due 03/30/2010
(valued at $337,513, including
interest) and $200,000 Federal
Home Loan Mortgage Corp.,
1.70% due 06/29/2011 (valued at
$202,500, including interest) and
$10,325,000 Federal National
Mortgage Association, 5.65% due
10/26/2017 (valued at
$10,621,844, including interest)	$16,435,000	$16,435,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,435,000)		$16,435,000

The accompanying notes are an integral part of the financial statements.
27

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 0.30%
Federal Home Loan Bank Discount Notes
1.00% due 10/14/2009	$5,800,000	$5,799,791

TOTAL SHORT TERM INVESTMENTS
(Cost $5,799,791)		$5,799,791

Total Investments (Active Bond Trust)
(Cost $2,042,037,181) - 99.18%		$1,938,147,462
Other assets and liabilities, net - 0.82%		16,103,156

TOTAL NET ASSETS - 100.00%		$1,954,250,618

All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.98%
Basic Materials - 5.25%
Ashland, Inc.	37,500	$1,620,750
Cabot Corp.	19,400	448,334
Clearwater Paper Corp. *	2,400	99,192
Cliffs Natural Resources, Inc.	33,547	1,085,581
Cytec Industries, Inc.	33,586	1,090,537
Eastman Chemical Company	9,600	513,984
Eli Lilly & Company (a)	173,033	5,715,280
International Paper Company	197,161	4,382,889
Lubrizol Corp. (a)	25,700	1,836,522
Omnova Solutions, Inc. *	13,300	86,184
Rayonier, Inc.	3,800	155,458
Reliance Steel & Aluminum Company	27,400	1,166,144
Spartech Corp.	10,200	109,854

		18,310,709
Communications - 10.65%
Amazon.com, Inc. *	32,167	3,003,111
AT&T, Inc.	345,729	9,338,140
Comcast Corp., Class A	202,393	3,418,418
Earthlink, Inc.	23,000	193,430
Gannett Company, Inc. (a)	34,100	426,591
Global Sources, Ltd. *	5,734	39,393
Google, Inc., Class A *	3,599	1,784,564
Harris Corp.	35,200	1,323,520
McGraw-Hill Companies, Inc.	11,400	286,596
OpenTable, Inc. *	700	19,292
Plantronics, Inc.	1,500	40,215
QUALCOMM, Inc.	31,569	1,419,974
Scripps Networks Interactive, Inc., Class A	16,000	591,200
Sohu.com, Inc. *	11,007	757,062
Symantec Corp. *	129,792	2,137,674
Time Warner Cable, Inc. *	120,435	5,189,544
Time Warner, Inc.	81,521	2,346,174
U.S. Cellular Corp. *	13,839	540,690
USA Mobility, Inc. *	8,500	109,480
VeriSign, Inc. * (a)	55,700	1,319,533
Verizon Communications, Inc.	95,134	2,879,706

		37,164,307
Consumer, Cyclical - 6.71%
Asbury Automotive Group, Inc. *	2,000	25,360

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Barnes & Noble, Inc. (a)	116,100	$2,579,742
Carter's, Inc. *	5,900	157,530
Cato Corp., Class A	800	16,232
CEC Entertainment, Inc. *	15,100	390,486
Genuine Parts Company	9,100	346,346
Ingram Micro, Inc., Class A *	73,769	1,243,008
Kirklands, Inc. *	8,600	122,550
La-Z-Boy, Inc.	10,800	93,420
McDonald's Corp.	102,062	5,824,678
Ross Stores, Inc.	71,100	3,396,447
Sonic Automotive, Inc. (a)	13,000	136,500
Tech Data Corp. *	33,206	1,381,702
The Buckle, Inc. (a)	9,300	317,502
The Dress Barn, Inc. * (a)	22,200	398,046
The Gap, Inc.	42,700	913,780
Wal-Mart Stores, Inc.	116,054	5,697,091
World Fuel Services Corp. (a)	8,200	394,174

		23,434,594
Consumer, Non-cyclical - 22.12%
Abbott Laboratories	80,794	3,996,879
Accelrys, Inc. *	3,500	20,300
AmerisourceBergen Corp.	8,900	199,182
Apollo Group, Inc., Class A *	3,900	287,313
Archer-Daniels-Midland Company	176,022	5,143,363
Centene Corp. *	3,200	60,608
China Sky One Medical, Inc. * (a)	2,600	34,294
Colgate-Palmolive Company	54,401	4,149,708
Coventry Health Care, Inc. *	159,177	3,177,173
Cypress Biosciences, Inc. *	64,900	530,233
Enzon Pharmaceuticals, Inc. * (a)	27,400	226,050
Gentiva Health Services, Inc. *	13,700	342,637
Gilead Sciences, Inc. *	112,511	5,240,762
Herbalife, Ltd.	6,452	211,239
Hill-Rom Holdings, Inc.	8,600	187,308
Johnson & Johnson	56,620	3,447,592
Kimberly-Clark Corp.	94,200	5,555,916
Lincoln Educational Services Corp. *	600	13,728
Lorillard, Inc.	69,117	5,135,393
Magellan Health Services, Inc. *	6,100	189,466
McKesson Corp.	54,400	3,239,520
Mead Johnson Nutrition Company (a)	50,300	2,269,033
Medco Health Solutions, Inc. *	97,600	5,398,256
PDL BioPharma, Inc.	56,000	441,280
Pfizer, Inc.	493,492	8,167,293
Philip Morris International, Inc.	54,080	2,635,859
Pre-Paid Legal Services, Inc. *	500	25,400
Procter & Gamble Company	10,960	634,803
Quidel Corp. *	27,700	449,571
R.R. Donnelley & Sons Company	172,764	3,672,963
SAIC, Inc. *	267,576	4,693,283
Sysco Corp.	191,845	4,767,348
The Kroger Company	44,500	918,480
Tupperware Brands Corp.	7,000	279,440
UnitedHealth Group, Inc.	16,400	410,656
Western Union Company	57,500	1,087,900

		77,240,229

The accompanying notes are an integral part of the financial statements.
28

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 8.66%
Anadarko Petroleum Corp.	33,500	$2,101,455
ConocoPhillips Company	93,534	4,223,995
Dawson Geophysical Company *	2,400	65,712
Devon Energy Corp.	76,000	5,117,080
Encore Aquisition Company *	46,298	1,731,545
Exxon Mobil Corp.	81,000	5,557,410
Helix Energy Solutions Group, Inc. *	106,300	1,592,374
Marathon Oil Corp.	46,900	1,496,110
Mariner Energy, Inc. *	59,400	842,292
Murphy Oil Corp.	58,957	3,394,155
Oil States International, Inc. *	62,677	2,201,843
Petroleum Development Corp. *	4,600	85,836
Rowan Companies, Inc.	61,547	1,419,889
Walter Energy, Inc.	6,900	414,414

		30,244,110
Financial - 13.37%
Aetna, Inc.	50,373	1,401,881
AFLAC, Inc.	12,500	534,250
Allied World Assurance Holdings, Ltd.	37,677	1,805,859
Allstate Corp.	3,400	104,108
Bank of America Corp.	395,455	6,691,099
Bank of New York Mellon Corp.	27,800	805,922
Boston Properties, Inc., REIT	4,445	291,370
Capital One Financial Corp.	81,700	2,919,141
Citigroup, Inc.	586,300	2,837,692
Discover Financial Services	299,500	4,860,885
Equity Residential, REIT	17,826	547,258
First Bancorp	900	16,245
Franklin Resources, Inc.	36,000	3,621,600
Fulton Financial Corp.	12,100	89,056
Goldman Sachs Group, Inc.	28,178	5,194,614
Health Care, Inc., REIT	7,960	331,295
JPMorgan Chase & Company	38,614	1,692,065
Liberty Property Trust, REIT	9,034	293,876
Morgan Stanley	27,000	833,760
PartnerRe, Ltd.	15,200	1,169,488
ProLogis, REIT (a)	14,400	171,648
Prudential Financial, Inc.	20,500	1,023,155
Public Storage, Inc., REIT	11,800	887,832
Regency Centers Corp., REIT	7,471	276,800
Regions Financial Corp.	35,800	222,318
Simon Property Group, Inc., REIT	17,795	1,235,516
Synovus Financial Corp.	113,600	426,000
The Travelers Companies, Inc.	40,585	1,998,000
Vornado Realty Trust, REIT	9,457	609,125
Wells Fargo & Company	124,600	3,511,228
Zions Bancorp	15,800	283,926

		46,687,012
Industrial - 12.27%
Aaon, Inc.	600	12,048
Arrow Electronics, Inc. *	144,844	4,077,359
Avnet, Inc. *	177,744	4,616,012
Brinks Company	10,296	277,065
Brink's Home Security Holdings, Inc. *	11,127	342,600
Carlisle Companies, Inc.	26,500	898,615

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Fluor Corp.	36,318	$1,846,770
Garmin, Ltd. (a)	127,900	4,826,946
KBR, Inc.	31,500	733,635
Lockheed Martin Corp.	70,623	5,514,244
Marten Transport, Ltd. *	3,600	61,416
Multi-Fineline Electronix, Inc. *	9,000	258,390
Northrop Grumman Corp.	102,991	5,329,784
Raytheon Company	29,300	1,405,521
Ryder Systems, Inc.	36,882	1,440,611
Shaw Group, Inc. *	89,700	2,878,473
Smith & Wesson Holding Corp. * (a)	27,900	145,917
Timken Company	106,237	2,489,133
Trinity Industries, Inc. (a)	65,191	1,120,633
United Parcel Service, Inc., Class B (a)	73,200	4,133,604
United Technologies Corp.	6,990	425,901

		42,834,677
Technology - 7.87%
Apple, Inc. *	38,926	7,215,713
Computer Sciences Corp. *	66,739	3,517,813
International Business Machines Corp.	77,455	9,264,392
Microsoft Corp.	134,307	3,477,208
NCR Corp. *	55,400	765,628
Synaptics, Inc. * (a)	7,400	186,480
Tessera Technologies, Inc. *	5,400	150,606
Texas Instruments, Inc.	68,086	1,612,957
Volterra Semiconductor Corp. * (a)	29,300	538,241
Western Digital Corp. *	20,575	751,605

		27,480,643
Utilities - 3.08%
Dominion Resources, Inc.	12,555	433,147
DTE Energy Company	6,247	219,520
Edison International	103,936	3,490,171
Exelon Corp.	60,200	2,987,124
FirstEnergy Corp.	10,300	470,916
Mirant Corp. *	7,649	125,673
NRG Energy, Inc. *	106,700	3,007,873

		10,734,424

TOTAL COMMON STOCKS (Cost $278,007,304)		$314,130,705

SECURITIES LENDING COLLATERAL - 4.88%
Securities Lending Collateral - 4.88%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	1,702,762	17,044,650

TOTAL SECURITIES LENDING COLLATERAL
(Cost $17,045,466)		$17,044,650

SHORT TERM INVESTMENTS - 3.13%
U.S. Treasury Bills
0.01% due 03/18/2010	$10,950,000	$10,942,236

TOTAL SHORT TERM INVESTMENTS
(Cost $10,940,290)		$10,942,236

The accompanying notes are an integral part of the financial statements.
29

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 6.89%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$24,035,007 on 10/01/2009,
collateralized by $23,490,000
Federal National Mortgage
Association, 5.80% due
02/09/2026 (valued at
$24,517,688, including interest)	$24,035,000	$24,035,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,035,000)		$24,035,000

Total Investments (All Cap Core Trust)
(Cost $330,028,060) - 104.88%		$366,152,591
Other assets and liabilities, net - (4.88)%		(17,022,260)

TOTAL NET ASSETS - 100.00%		$349,130,331

All Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.34%
Basic Materials - 3.05%
BHP Billiton, Ltd.	13,610	$449,749
Biogen Idec, Inc. *	6,640	335,453
Freeport-McMoRan Copper & Gold, Inc.,
Class B	12,287	843,011
Monsanto Company	9,264	717,034
Rio Tinto PLC	12,421	533,000
United States Steel Corp. (a)	7,671	340,362

		3,218,609
Communications - 12.27%
Amazon.com, Inc. *	6,477	604,693
Amdocs, Ltd. *	20,041	538,702
Check Point Software Technologies, Ltd. *	42,837	1,214,429
Cisco Systems, Inc. *	67,697	1,593,587
Corning, Inc.	46,694	714,885
Google, Inc., Class A *	4,824	2,391,980
KDDI Corp.	390	2,193,757
McAfee, Inc. *	14,606	639,597
Priceline.com, Inc. *	3,980	659,964
QUALCOMM, Inc.	46,188	2,077,536
VeriSign, Inc. *	13,285	314,722

		12,943,852
Consumer, Cyclical - 15.12%
Aeropostale, Inc. *	5,449	236,868
Autoliv, Inc.	6,237	209,563
AutoZone, Inc. *	2,497	365,111
Bed Bath & Beyond, Inc. * (a)	10,938	410,613
Best Buy Company, Inc.	14,048	527,081
BorgWarner, Inc. (a)	6,386	193,240
Carnival Corp.	24,089	801,682
Costco Wholesale Corp.	20,875	1,178,603
Dollar Tree, Inc. *	21,298	1,036,787
Home Depot, Inc. (a)	38,449	1,024,281
J.C. Penney Company, Inc.	25,642	865,418

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Johnson Controls, Inc.	28,973	$740,550
Kohl's Corp. *	26,484	1,510,912
Lowe's Companies, Inc.	56,809	1,189,580
McDonald's Corp.	23,014	1,313,409
NIKE, Inc., Class B	9,470	612,709
The Gap, Inc.	80,580	1,724,412
Toyota Motor Corp.	16,700	657,244
Wal-Mart Stores, Inc.	20,510	1,006,836
Yum! Brands, Inc.	10,421	351,813

		15,956,712
Consumer, Non-cyclical - 20.82%
Abbott Laboratories	42,439	2,099,457
Alliance Data Systems Corp. *	8,566	523,211
Amgen, Inc. *	13,002	783,111
Apollo Group, Inc., Class A *	20,345	1,498,816
Baxter International, Inc.	51,183	2,917,943
Clorox Company	8,832	519,498
Colgate-Palmolive Company	13,460	1,026,729
Express Scripts, Inc. *	7,702	597,521
General Mills, Inc.	13,138	845,824
Gilead Sciences, Inc. *	45,156	2,103,367
Johnson & Johnson	17,540	1,068,011
Kellogg Company	15,625	769,219
Laboratory Corp. of America Holdings *	5,177	340,129
McKesson Corp.	6,654	396,246
Medco Health Solutions, Inc. *	6,869	379,924
Medtronic, Inc.	40,479	1,489,627
Morningstar, Inc. *	2,309	112,125
PepsiCo, Inc.	29,993	1,759,389
Robert Half International, Inc.	12,857	321,682
Shire, Ltd.	27,733	481,709
UnitedHealth Group, Inc.	29,463	737,754
Varian Medical Systems, Inc. * (a)	10,286	433,349
Visa, Inc.	10,951	756,824

		21,961,465
Energy - 6.44%
Apache Corp.	5,851	537,297
Baker Hughes, Inc. (a)	9,317	397,463
Cameron International Corp. *	16,398	620,172
Devon Energy Corp.	13,732	924,576
EQT Corp.	9,469	403,379
Exxon Mobil Corp.	15,678	1,075,668
Occidental Petroleum Corp.	15,355	1,203,832
Schlumberger, Ltd.	6,376	380,010
Transocean, Ltd. *	5,788	495,048
Weatherford International, Ltd. *	17,743	367,812
XTO Energy, Inc.	9,349	386,301

		6,791,558
Financial - 7.01%
ACE, Ltd.	17,784	950,733
American Express Company	10,952	371,273
Charles Schwab Corp.	41,208	789,133
Chubb Corp.	12,972	653,918
CME Group, Inc. (a)	2,680	825,949
IntercontinentalExchange, Inc. *	7,019	682,177

The accompanying notes are an integral part of the financial statements.
30

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
JPMorgan Chase & Company	13,728	$601,561
MasterCard, Inc., Class A	10,597	2,142,183
T. Rowe Price Group, Inc.	8,300	379,310

		7,396,237
Industrial - 13.75%
Cooper Industries PLC	13,092	491,866
Expeditors International of Washington, Inc.	14,724	517,549
Flextronics International, Ltd. *	68,935	514,255
Fluor Corp.	11,773	598,657
General Dynamics Corp.	7,428	479,849
Gentex Corp.	10,969	155,211
Goodrich Corp.	8,612	467,976
Honeywell International, Inc.	30,702	1,140,579
Ingersoll-Rand PLC	26,716	819,380
Lockheed Martin Corp.	13,371	1,044,008
McDermott International, Inc. *	13,671	345,466
Norfolk Southern Corp.	9,024	389,025
Raytheon Company	29,378	1,409,263
Rockwell Collins, Inc.	13,425	681,990
Thermo Fisher Scientific, Inc. *	14,931	652,037
Tyco Electronics, Ltd.	26,484	590,064
Union Pacific Corp.	8,430	491,890
United Technologies Corp.	35,423	2,158,323
Valmont Industries, Inc.	2,831	241,145
W.W. Grainger, Inc.	5,995	535,713
Waste Management, Inc.	26,425	787,993

		14,512,239
Technology - 17.88%
Accenture PLC *	10,961	408,516
Adobe Systems, Inc. *	12,443	411,117
Altera Corp.	43,361	889,334
Apple, Inc. *	11,485	2,128,974
Applied Materials, Inc.	26,452	354,457
ASML Holding NV	35,608	1,050,042
Cognizant Technology Solutions Corp.,
Class A *	36,745	1,420,562
Dell, Inc. *	22,850	348,691
Hewlett-Packard Company	17,856	842,982
Intel Corp.	66,883	1,308,900
International Business Machines Corp.	17,309	2,070,330
KLA-Tencor Corp.	11,633	417,159
Microsoft Corp.	63,330	1,639,614
Netlogic Microsystems, Inc. *	2,570	115,650
NVIDIA Corp. *	26,905	404,382
PMC-Sierra, Inc. *	11,626	111,145
QLogic Corp. *	14,648	251,946
Research In Motion, Ltd. *	34,236	2,312,642
STEC, Inc. * (a)	5,357	157,442
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	76,472	838,135
Texas Instruments, Inc.	22,805	540,250
Xilinx, Inc.	35,869	840,052

		18,862,322

TOTAL COMMON STOCKS (Cost $92,658,832)		$101,642,994

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 2.89%
Securities Lending Collateral - 2.89%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	304,798	$3,051,024

TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,051,224)		$3,051,024

REPURCHASE AGREEMENTS - 2.67%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$2,814,001 on 10/01/2009,
collateralized by $2,900,000
Federal National Mortgage
Association, 5.00% due
05/20/2024 (valued at $2,871,000,
including interest)	$2,814,000	$2,814,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,814,000)		$2,814,000

Total Investments (All Cap Growth Trust)
(Cost $98,524,056) - 101.90%		$107,508,018
Other assets and liabilities, net - (1.90)%		(2,009,408)

TOTAL NET ASSETS - 100.00%		$105,498,610

All Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.15%
Basic Materials - 4.79%
Barrick Gold Corp.	48,705	$1,845,920
Celanese Corp., Series A	21,400	535,000
Nucor Corp.	9,500	446,595
Reliance Steel & Aluminum Company	23,191	987,009
United States Steel Corp. (a)	9,000	399,330

		4,213,854
Communications - 1.94%
McAfee, Inc. *	23,373	1,023,504
Omnicom Group, Inc.	18,500	683,390

		1,706,894
Consumer, Cyclical - 13.22%
American Eagle Outfitters, Inc.	37,200	627,192
Autoliv, Inc.	12,518	420,605
BorgWarner, Inc. (a)	5,700	172,482
Children's Place Retail Stores, Inc. *	7,100	212,716
Costco Wholesale Corp.	3,060	172,768
Ford Motor Company *	153,500	1,106,735
Guess?, Inc.	11,400	422,256
Honda Motor Company, Ltd., SADR	38,100	1,154,811
International Game Technology	36,700	788,316
Lowe's Companies, Inc.	45,100	944,394
Marriott International, Inc., Class A	42,421	1,170,395
NIKE, Inc., Class B	4,000	258,800
Nordstrom, Inc. (a)	10,600	323,724
PACCAR, Inc.	5,523	208,272

The accompanying notes are an integral part of the financial statements.
31

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Southwest Airlines Company	31,097	$298,531
Starwood Hotels & Resorts Worldwide, Inc. (a)	27,500	908,325
Target Corp.	8,088	377,548
TJX Companies, Inc.	10,546	391,784
WABCO Holdings, Inc.	30,800	646,800
Wynn Resorts, Ltd. * (a)	14,200	1,006,638

		11,613,092
Consumer, Non-cyclical - 20.20%
Abbott Laboratories	37,590	1,859,577
AmerisourceBergen Corp.	59,784	1,337,966
Amgen, Inc. *	44,700	2,692,281
DaVita, Inc. *	39,886	2,259,143
Diageo PLC, SADR	11,400	700,986
Fortune Brands, Inc.	8,700	373,926
Fossil, Inc. *	22,000	625,900
Humana, Inc. *	26,134	974,798
J.M. Smucker Company	11,900	630,819
Johnson & Johnson	6,500	395,785
McKesson Corp. (a)	28,900	1,720,995
Onyx Pharmaceuticals, Inc. *	17,872	535,624
Patterson Companies, Inc. *	36,400	991,900
Varian Medical Systems, Inc. * (a)	21,000	884,730
Warner Chilcott PLC *	44,200	955,604
Watson Pharmaceuticals, Inc. *	22,013	806,557

		17,746,591
Energy - 11.85%
Apache Corp.	5,052	463,925
Cameron International Corp. *	11,400	431,148
El Paso Corp.	111,300	1,148,616
EnCana Corp.	24,216	1,395,084
EQT Corp.	15,200	647,520
Halliburton Company	39,142	1,061,531
Helmerich & Payne, Inc.	6,100	241,133
Noble Energy, Inc.	9,200	606,832
Schlumberger, Ltd.	13,100	780,760
Smith International, Inc.	22,200	637,140
Southwestern Energy Company *	7,400	315,832
Superior Energy Services, Inc. *	22,500	506,700
Williams Companies, Inc.	73,000	1,304,510
XTO Energy, Inc.	21,000	867,720

		10,408,451
Financial - 21.37%
ACE, Ltd.	9,900	529,254
Aon Corp.	24,800	1,009,112
Bank of America Corp.	65,700	1,111,644
Bank of New York Mellon Corp.	26,723	774,700
Berkshire Hathaway, Inc., Class B *	256	850,688
Capital One Financial Corp.	31,863	1,138,465
Charles Schwab Corp.	35,100	672,165
City National Corp. (a)	13,200	513,876
Commerce Bancshares, Inc.	18,810	700,484
Cullen Frost Bankers, Inc.	20,706	1,069,258
JPMorgan Chase & Company	43,200	1,893,024
KeyCorp	54,300	352,950
Lazard, Ltd., Class A	35,600	1,470,636

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
M&T Bank Corp. (a)	3,500	$218,120
Markel Corp. *	1,500	494,730
MasterCard, Inc., Class A	3,067	619,994
MetLife, Inc.	27,326	1,040,301
Morgan Stanley	28,300	873,904
Northern Trust Corp.	5,300	308,248
PNC Financial Services Group, Inc.	6,900	335,271
Raymond James Financial, Inc. (a)	20,062	467,043
State Street Corp.	25,300	1,330,780
SunTrust Banks, Inc.	16,000	360,800
Wells Fargo & Company	22,700	639,686

		18,775,133
Industrial - 16.14%
AptarGroup, Inc.	7,203	269,104
Bristow Group, Inc. *	4,300	127,667
Canadian National Railway Company	15,000	734,850
Curtiss-Wright Corp.	7,000	238,910
Eaton Corp.	23,010	1,302,136
GATX Corp.	16,900	472,355
General Dynamics Corp.	15,497	1,001,106
Heartland Express, Inc. (a)	18,493	266,299
Hexcel Corp. *	18,500	211,640
Honeywell International, Inc.	18,500	687,275
ITT Corp.	31,600	1,647,940
Jacobs Engineering Group, Inc. *	13,300	611,135
Kansas City Southern * (a)	52,900	1,401,321
Kennametal, Inc.	21,500	529,115
Kirby Corp. *	6,200	228,284
Parker-Hannifin Corp.	17,379	900,927
Quanex Building Products Corp.	18,039	259,040
Robbins & Myers, Inc.	12,400	291,152
Roper Industries, Inc.	6,755	344,370
SPX Corp.	11,500	704,605
Thermo Fisher Scientific, Inc. *	24,100	1,052,447
United Technologies Corp.	14,766	899,693

		14,181,371
Technology - 7.64%
Accenture PLC *	19,693	733,958
Activision Blizzard, Inc. *	42,400	525,336
Adobe Systems, Inc. *	45,971	1,518,882
Autodesk, Inc. *	8,600	204,680
EMC Corp. *	66,772	1,137,795
Intuit, Inc. *	13,200	376,200
Micron Technology, Inc. *	77,300	633,860
Microsoft Corp.	47,700	1,234,953
Xilinx, Inc.	14,799	346,592

		6,712,256

TOTAL COMMON STOCKS (Cost $78,163,107)		$85,357,642

The accompanying notes are an integral part of the financial statements.
32

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 7.66%
Securities Lending Collateral - 7.66%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	671,989	$6,726,607

TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,726,953)		$6,726,607

REPURCHASE AGREEMENTS - 2.63%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$2,311,001 on 10/01/2009,
collateralized by $2,115,000
Federal Home Loan Bank, 5.50%
due 07/15/2036 (valued at
$2,360,869, including interest)	$2,311,000	$2,311,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,311,000)		$2,311,000

Total Investments (All Cap Value Trust)
(Cost $87,201,060) - 107.44%		$94,395,249
Other assets and liabilities, net - (7.44)%		(6,533,774)

TOTAL NET ASSETS - 100.00%		$87,861,475

Alpha Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.62%
Basic Materials - 8.19%
Agnico Eagle Mines, Ltd.	26,370	$1,789,204
Anglo American PLC *	23,063	734,167
AngloGold Ashanti, Ltd., SADR (a)	49,850	2,031,886
Aracruz Celulose SA, SADR * (a)	9,590	213,473
ArcelorMittal (a)	35,124	1,304,505
Barrick Gold Corp.	19,060	722,374
BHP Billiton, Ltd., SADR (a)	23,000	1,518,230
Cameco Corp.	66,260	1,842,028
Cliffs Natural Resources, Inc.	65,471	2,118,642
Compania de Minas Buenaventura SA, ADR	16,370	576,388
Dow Chemical Company	80,900	2,109,063
Eldorado Gold Corp. *	36,100	410,009
Eli Lilly & Company (a)	77,720	2,567,092
Fortescue Metals Group, Ltd. *	182,689	612,178
Freeport-McMoRan Copper & Gold, Inc.,
Class B	31,000	2,126,910
Fresnillo PLC	12,119	149,443
Gerdau SA, SADR (a)	108,000	1,451,520
Goldcorp, Inc.	32,540	1,313,640
IAMGOLD Corp.	36,030	509,464
Mechel Steel Group, ADR	33,100	595,138
Newmont Mining Corp.	23,860	1,050,317
Nucor Corp.	15,600	733,356
Osisko Mining Corp. *	43,000	319,694
Paladin Resources, Ltd. * (a)	98,310	387,176
Potash Corp. of Saskatchewan, Inc.	12,800	1,156,352
PPG Industries, Inc. (a)	26,193	1,524,695

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Randgold Resources, Ltd., ADR (a)	20,250	$1,415,070
Royal Gold, Inc.	10,880	496,128
Sino-Forest Corp. *	18,420	290,928
Teck Cominco, Ltd., Class B *	85,630	2,360,819
The Mosaic Company	88,690	4,263,328
The Sherwin-Williams Company	24,681	1,484,809
Thyssen Krupp AG	14,226	489,985
United States Steel Corp. (a)	59,480	2,639,128
Vale SA	21,270	491,975
Vedanta Resources PLC	23,674	721,801
Xstrata PLC *	202,110	2,976,502
Yamana Gold, Inc.	75,000	803,250

		48,300,667
Communications - 10.10%
Alibaba.com, Ltd. *	341,400	787,517
Amazon.com, Inc. *	21,440	2,001,638
AsiaInfo Holdings, Inc. *	26,490	529,005
AT&T, Inc.	157,391	4,251,131
Baidu, Inc., SADR * (a)	1,600	625,680
Check Point Software Technologies, Ltd. *	17,390	493,006
Cisco Systems, Inc. *	368,000	8,662,720
Comcast Corp., Class A	287,500	4,623,000
Corning, Inc.	14,760	225,976
Ctrip.com International, Ltd., ADR *	24,290	1,428,009
eBay, Inc. *	61,900	1,461,459
Equinix, Inc. *	42,100	3,873,200
Google, Inc., Class A *	10,290	5,102,296
Harris Stratex Networks, Inc., Class A *	178,200	1,247,400
Koninklijke KPN NV	60,009	995,860
Leap Wireless International, Inc. *	18,100	353,855
McAfee, Inc. *	38,100	1,668,399
MetroPCS Communications, Inc. * (a)	99,684	933,042
Monster Worldwide, Inc. * (a)	19,008	332,260
Motorola, Inc.	73,090	627,843
Netease.com, Inc., ADR * (a)	11,470	523,950
QUALCOMM, Inc.	120,100	5,402,098
RF Micro Devices, Inc. *	178,400	968,712
Shanda Interactive Entertainment, Ltd. * (a)	12,440	636,928
Softbank Corp.	37,000	807,789
Sohu.com, Inc. *	4,030	277,183
Starent Networks Corp. * (a)	39,400	1,001,548
Tellabs, Inc. *	55,000	380,600
Tencent Holdings, Ltd.	86,240	1,386,750
Virgin Media, Inc.	308,800	4,298,496
Vitacost.com, Inc. *	7,700	84,084
Vocus, Inc. *	57,200	1,194,908
Yahoo!, Inc. *	81,900	1,458,639
ZTE Corp., Class H	170,100	892,376

		59,537,357
Consumer, Cyclical - 12.81%
Advance Auto Parts, Inc.	66,500	2,612,120
Aeropostale, Inc. *	76,100	3,308,067
AirAsia BHD *	142,850	57,537
Anta Sports Products, Ltd.	675,050	833,059
Astra International Tbk PT	86,600	298,242

The accompanying notes are an integral part of the financial statements.
33

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Belle International Holdings, Ltd., GDR	461,970	$468,838
Best Buy Company, Inc.	84,000	3,151,680
China Dongxiang Group Company	773,340	511,758
China Hongxing Sports, Ltd.	3,454,480	507,442
Coach, Inc.	64,300	2,116,756
Delta Air Lines, Inc. *	830,902	7,444,882
Dongfeng Motor Group Company, Ltd.	330,830	346,249
DreamWorks Animation SKG, Inc., Class A *	39,200	1,394,344
Ford Motor Company *	435,270	3,138,296
GameStop Corp., Class A *	19,100	505,577
Geely Automobile Holdings Company, Ltd.	1,008,700	272,910
Golden Eagle Retail Group, Ltd.	178,610	298,059
Hanesbrands, Inc. *	258,400	5,529,760
Home Depot, Inc. (a)	63,506	1,691,800
Huabao International Holdings, Ltd.	197,810	211,969
HUGHES Telematics, Inc. *	21,300	59,853
Iconix Brand Group, Inc. *	58,500	729,495
International Game Technology	28,100	603,588
J.C. Penney Company, Inc.	16,000	540,000
Kinross Gold Corp.	28,500	618,450
Kohl's Corp. *	53,900	3,074,995
Lennar Corp., Class A	79,940	1,139,145
Life Time Fitness, Inc. * (a)	62,460	1,752,003
McDonald's Corp.	16,500	941,655
Modine Manufacturing Company	235,400	2,182,158
Nordstrom, Inc.	16,200	494,748
PACCAR, Inc.	31,442	1,185,678
Pool Corp. (a)	87,513	1,944,539
Pulte Homes, Inc. *	71,000	780,290
Staples, Inc.	289,676	6,726,277
Starbucks Corp. *	26,300	543,095
Tempur-Pedic International, Inc. *	70,500	1,335,270
The Cheesecake Factory, Inc. *	26,000	481,520
The Gap, Inc.	151,700	3,246,380
TiVo, Inc. *	34,090	353,172
Toll Brothers, Inc. *	115,300	2,252,962
TRW Automotive Holdings Corp. *	65,500	1,097,125
Urban Outfitters, Inc. *	109,300	3,297,581
Wal-Mart Stores, Inc.	20,300	996,527
Warnaco Group, Inc. *	90,300	3,960,558
XTEP International Holdings	984,960	471,080

		75,507,489
Consumer, Non-cyclical - 16.60%
Abbott Laboratories	13,300	657,951
Alliance Data Systems Corp. * (a)	8,500	519,180
Altria Group, Inc.	39,266	699,327
Amylin Pharmaceuticals, Inc. * (a)	25,920	354,845
Apollo Group, Inc., Class A * (a)	48,281	3,556,861
ATS Medical, Inc. *	311,500	834,820
Blue Nile, Inc. * (a)	14,100	875,892
Bristol-Myers Squibb Company	37,170	837,068
Cardinal Health, Inc.	147,906	3,963,881
Cenveo, Inc. *	73,250	506,890
China Medical Technologies, Inc., SADR (a)	19,207	311,538
Coinstar, Inc. * (a)	21,690	715,336
Corinthian Colleges, Inc. *	194,400	3,608,064

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Corrections Corp. of America *	79,300	$1,796,145
Cott Corp. *	38,590	283,636
Covidien PLC	97,056	4,198,643
Edwards Lifesciences Corp. *	16,200	1,132,542
Elan Corp. PLC, SADR *	384,043	2,730,546
General Mills, Inc.	15,168	976,516
Genzyme Corp. *	20,534	1,164,894
Great American Group, Inc. *	392,600	1,707,810
Hengan International Group Company, Ltd.	69,520	420,285
Herbalife, Ltd.	112,600	3,686,524
Hologic, Inc. *	101,100	1,651,974
ICON PLC, SADR *	42,800	1,048,172
Impax Laboratories, Inc. *	127,700	1,116,098
Inverness Medical Innovations, Inc. *	16,300	631,299
Jarden Corp.	138,800	3,896,116
Johnson & Johnson	27,630	1,682,391
K12, Inc. * (a)	8,900	146,672
Medifast, Inc. *	45,200	981,744
Medtronic, Inc.	91,605	3,371,064
Merck & Company, Inc. (a)	260,704	8,246,068
Moody's Corp.	16,300	333,498
Nestle SA, SADR	22,520	961,379
Nestle SA	10,180	434,276
Novavax, Inc. * (a)	544,170	2,154,913
Orthovita, Inc. * (a)	78,190	343,254
PepsiCo, Inc.	50,777	2,978,579
Pfizer, Inc.	501,423	8,298,551
PHH Corp. * (a)	52,730	1,046,163
Procter & Gamble Company	91,823	5,318,388
Safeway, Inc.	476	9,387
Shandong Weigao Group Medical Polymer
Company, Ltd.	82,310	270,705
Shutterfly, Inc. *	75,900	1,262,217
St. Jude Medical, Inc. *	28,800	1,123,488
Teva Pharmaceutical Industries, Ltd., SADR	72,650	3,673,184
Tingyi Cayman Islands Holding Corp.	154,000	318,084
UCB SA	25,450	1,079,381
UnitedHealth Group, Inc.	155,101	3,883,729
VistaPrint NV * (a)	25,800	1,309,350
Volcano Corp. *	58,100	977,242
Watson Pharmaceuticals, Inc. *	21,110	773,470
Weight Watchers International, Inc.	789	21,650
Western Union Company	69,990	1,324,211
Wyeth	29,100	1,413,678
Zhejiang Expressway Company, Ltd., Class H	291,500	254,244

		97,873,813
Diversified - 0.35%
Beijing Enterprises Holdings, Ltd.	190,180	996,902
China Resources Enterprises, Ltd.	151,500	437,990
Shanghai Industrial Holdings, Ltd.	45,790	206,502
Wharf Holdings, Ltd.	79,700	420,478

		2,061,872
Energy - 11.27%
Alpha Natural Resources, Inc. *	25,800	905,580
Anadarko Petroleum Corp.	55,311	3,469,659

The accompanying notes are an integral part of the financial statements.
34

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Apache Corp.	31,700	$2,911,011
Baker Hughes, Inc.	61,000	2,602,260
BG Group PLC	203,776	3,546,388
BP PLC, SADR	35,624	1,896,266
Bumi Resources Tbk PT	3,207,650	1,069,333
Cabot Oil & Gas Corp.	14,100	504,075
Cameron International Corp. *	16,400	620,248
Chesapeake Energy Corp.	2,780	78,952
Complete Production Services, Inc. *	171,000	1,932,300
CONSOL Energy, Inc.	109,108	4,921,862
Diamond Offshore Drilling, Inc.	8,000	764,160
Falcon Oil & Gas, Ltd. *	250,990	113,697
First Solar, Inc. * (a)	9,081	1,388,122
Gazprom OAO, SADR	61,190	1,430,154
Halliburton Company	10,510	285,031
Hess Corp.	23,699	1,266,949
Karoon Gas Australia, Ltd. *	132,111	905,019
Lundin Petroleum AB, Series A *	26,701	216,818
Marathon Oil Corp.	39,883	1,272,268
Massey Energy Company	38,700	1,079,343
Nabors Industries, Ltd. *	69,485	1,452,236
Newfield Exploration Company *	34,800	1,481,088
Noble Corp.	28,200	1,070,472
Noble Energy, Inc.	52,200	3,443,112
Occidental Petroleum Corp.	30,901	2,422,638
Petroleo Brasileiro SA, ADR	53,300	2,446,470
SandRidge Energy, Inc. * (a)	20,000	259,200
Suncor Energy, Inc.	66,815	2,309,126
SunPower Corp., Class A * (a)	45,600	1,362,984
Sunpower Corp., Class B *	110,711	2,793,239
Total SA, SADR (a)	65,347	3,872,463
Trina Solar, Ltd., SADR *	36,600	1,177,422
Valero Energy Corp.	32,580	631,726
Walter Energy, Inc.	16,920	1,016,215
Weatherford International, Ltd. *	139,500	2,891,835
Whiting Petroleum Corp. *	14,100	811,878
XTO Energy, Inc.	61,851	2,555,683
Yingli Green Energy Holding Company, Ltd. * (a)	102,200	1,273,412

		66,450,694
Financial - 13.67%
ACE, Ltd.	115,030	6,149,504
Ameriprise Financial, Inc.	92,300	3,353,259
Assured Guaranty, Ltd. (a)	33,700	654,454
Bank Mandiri Tbk PT	621,720	302,176
Bank of America Corp.	482,879	8,170,313
Bank of China, Ltd.	2,961,000	1,548,954
BR Malls Participacoes SA *	43,300	510,821
Chimera Investment Corp., REIT	782,601	2,989,536
China Construction Bank Corp.	786,000	625,454
China Everbright, Ltd.	152,390	344,053
China Life Insurance Company, Ltd.	78,910	345,058
China Merchants Bank Company, Ltd.	335,500	741,523
China Overseas Land & Investment, Ltd.	724,630	1,554,191
China Resources Land, Ltd.	229,680	499,115
Chubb Corp.	64,342	3,243,480
Deutsche Boerse AG	9,258	756,641

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
E-House China Holdings, Ltd. * (a)	15,010	$320,614
Fidelity National Financial, Inc., Class A	54,470	821,408
Goldman Sachs Group, Inc.	31,740	5,851,269
Hartford Financial Services Group, Inc.	112,322	2,976,533
Hong Kong Exchanges & Clearing, Ltd.	33,990	610,525
Huntington Bancshares, Inc. (a)	340,092	1,601,833
Itau Unibanco Holding SA	63,360	1,276,704
JPMorgan Chase & Company	76,003	3,330,451
Julius Baer Holding AG	9,500	475,638
Lincoln National Corp.	15,200	393,832
Lloyds TSB Group PLC *	559,133	928,480
Marsh & McLennan Companies, Inc.	158,958	3,931,031
MasterCard, Inc., Class A	6,720	1,358,448
PDG Realty SA Empreendimentos e
Participacoes	51,980	431,308
PennantPark Investment Corp.	141,180	1,144,970
PNC Financial Services Group, Inc.	26,364	1,281,027
Popular, Inc.	260,500	737,215
REXLot Holdings, Ltd. *	3,395,300	301,841
Singapore Exchange, Ltd.	213,000	1,265,402
Sino-Ocean Land Holdings, Ltd.	536,620	480,956
Sun Hung Kai Properties, Ltd.	35,880	526,807
SunTrust Banks, Inc.	73,590	1,659,455
UBS AG - Swiss Exchange *	172,220	3,156,509
UBS AG *	168,782	3,090,398
Unum Group	126,000	2,701,440
Wells Fargo & Company	289,923	8,170,030

		80,612,656
Industrial - 11.56%
3M Company	16,452	1,214,158
ABB, Ltd., SADR *	51,701	1,036,088
Anhui Conch Cement Company, Ltd., Class H	60,000	396,792
BE Aerospace, Inc. *	189,530	3,817,134
Brink's Home Security Holdings, Inc. *	45,300	1,394,787
BYD Company, Ltd., Class H *	57,360	467,894
Caterpillar, Inc. (a)	49,023	2,516,351
China National Building Material Company,
Ltd.	132,930	309,211
China Railway Group, Ltd. *	1,563,000	1,334,544
China Resources Cement Holdings, Ltd. *	180,000	90,580
Con-way, Inc.	26,300	1,007,816
Deere & Company	61,830	2,653,744
FedEx Corp.	53,600	4,031,792
Flowserve Corp.	15,250	1,502,735
Fluor Corp.	47,120	2,396,052
General Electric Company	53,700	881,754
Hansen Transmissions International NV *	23,715	48,607
Heidelbergcement AG	23,808	1,544,518
Honeywell International, Inc.	92,330	3,430,060
Illinois Tool Works, Inc.	30,369	1,297,060
Ingersoll-Rand PLC	212,391	6,514,032
J.B. Hunt Transport Services, Inc.	28,400	912,492
Jabil Circuit, Inc.	64,100	859,581
Manitowoc Company, Inc.	61,800	585,246
Martin Marietta Materials, Inc. (a)	17,000	1,565,190
MTR Corp., Ltd.	126,500	436,324

The accompanying notes are an integral part of the financial statements.
35

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Mueller Water Products, Inc.	133,200	$729,936
Overseas Shipholding Group, Inc. (a)	22,200	829,614
Owens Corning, Inc. *	27,700	621,865
Owens-Illinois, Inc. *	59,200	2,184,480
Pentair, Inc.	85,243	2,516,373
Precision Castparts Corp. (a)	21,000	2,139,270
Regal-Beloit Corp. (a)	34,000	1,554,140
Rexam PLC	402,113	1,677,473
Stanley Works	51,762	2,209,720
Terex Corp. *	134,760	2,793,575
Textron, Inc.	17,100	324,558
Thermo Fisher Scientific, Inc. *	19,500	851,565
Trex Company, Inc. *	69,500	1,264,900
Tsakos Energy Navigation, Ltd.	18,108	283,390
United Parcel Service, Inc., Class B (a)	61,718	3,485,215
Vestas Wind Systems AS *	19,210	1,395,460
Waste Management, Inc.	36,365	1,084,404

		68,190,480
Technology - 11.81%
Accenture PLC *	81,739	3,046,413
Adobe Systems, Inc. *	84,000	2,775,360
American Reprographics Company *	42,300	402,696
Apple, Inc. *	53,060	9,835,732
ASML Holding NV (a)	17,030	503,577
Automatic Data Processing, Inc.	102,138	4,014,024
BMC Software, Inc. *	63,000	2,364,390
Concur Technologies, Inc. *	18,900	751,464
EMC Corp. *	109,900	1,872,696
Hewlett-Packard Company	136,019	6,421,457
High Tech Computer Corp.	29,300	321,804
Intel Corp.	60,200	1,178,114
Longtop Financial Technologies, Ltd. *	2,100	59,766
Maxim Integrated Products, Inc.	15,900	288,426
MEMC Electronic Materials, Inc. *	91,000	1,513,330
Microsoft Corp.	142,417	3,687,176
NVIDIA Corp. *	105,700	1,588,671
ON Semiconductor Corp. *	361,200	2,979,900
Oracle Corp.	175,900	3,665,756
Red Hat, Inc. *	103,100	2,849,684
Research In Motion, Ltd. *	14,800	999,740
Riverbed Technology, Inc. * (a)	39,600	869,616
Seagate Technology	164,300	2,499,003
Skyworks Solutions, Inc. *	69,300	917,532
SXC Health Solutions Corp. *	92,300	4,318,717
Take-Two Interactive Software, Inc. *	75,400	845,234
Teradyne, Inc. *	180,300	1,667,775
Texas Instruments, Inc.	156,938	3,717,861
Triquint Semiconductor, Inc. *	145,650	1,124,418
VMware, Inc., Class A *	14,700	590,499
Xerox Corp.	256,072	1,981,997

		69,652,828
Utilities - 0.26%
Cia Energetica de Minas Gerais, ADR (a)	50,000	760,000

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
Northeast Utilities	33,500	$795,290

		1,555,290

TOTAL COMMON STOCKS (Cost $472,057,718)		$569,743,146

INVESTMENT COMPANIES - 1.34%
Investment Companies - 1.34%
iShares Russell 1000 Index Fund	67,700	3,931,339
Midcap SPDR Trust, Series 1 * (a)	24,500	3,069,360
SPDR Trust Series 1 * (a)	8,400	886,704

		7,887,403

TOTAL INVESTMENT COMPANIES (Cost $5,966,381)		$7,887,403

WARRANTS - 0.21%
Consumer, Non-cyclical - 0.13%
Educomp Solutions, Ltd.
(Expiration Date 08/10/2017, Strike
Price USD 0.00) *	7,610	742,325
Utilities - 0.08%
Lanco Infratech, Ltd.
(Expiration Date 10/24/2012, Strike
Price USD 0.00001) *	16,655	165,984
(Expiration Date 01/25/2013, Strike
Price USD 0.0001) *	31,445	312,424

		478,408

TOTAL WARRANTS (Cost $998,692)		$1,220,733

SECURITIES LENDING COLLATERAL - 9.53%
Securities Lending Collateral - 9.53%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	5,611,797	56,174,090

TOTAL SECURITIES LENDING COLLATERAL
(Cost $56,178,047)		$56,174,090

REPURCHASE AGREEMENTS - 1.98%
Bank of New York Tri-Party
Repurchase Agreement dated
09/30/2009 at 0.08% to be
repurchased at $11,700,026 on
10/01/2009, collateralized by
$19,268,445 Federal National
Mortgage Association, 7.00% due
08/01/2037 (valued at
$11,934,000, including interest)	$11,700,000	$11,700,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,700,000)		$11,700,000

Total Investments (Alpha Opportunities Trust)
(Cost $546,900,838) - 109.68%		$646,725,372
Other assets and liabilities, net - (9.68)%		(57,076,297)

TOTAL NET ASSETS - 100.00%		$589,649,075

The accompanying notes are an integral part of the financial statements.
36

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

American Asset Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Asset Allocation Fund - Class 1	116,632,937	$1,665,518,341

TOTAL INVESTMENT COMPANIES (Cost $1,732,352,758)		$1,665,518,341

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$211,000 on 10/01/2009,
collateralized by $215,000 Federal
Home Loan Bank, 0.93% due
03/30/2010 (valued at $216,613,
including interest)	$211,000	$211,000

TOTAL REPURCHASE AGREEMENTS
(Cost $211,000)		$211,000

Total Investments (American Asset Allocation Trust)
(Cost $1,732,563,758) - 100.01%		$1,665,729,341
Other assets and liabilities, net - (0.01)%		(137,723)

TOTAL NET ASSETS - 100.00%		$1,665,591,618

American Blue Chip Income & Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Blue Chip Income & Growth Fund -
Class 1	23,968,514	$189,111,574

TOTAL INVESTMENT COMPANIES (Cost $204,464,966)		$189,111,574

Total Investments (American Blue Chip Income & Growth		$189,111,574
Trust) (Cost $204,464,966) - 100.01%
Other assets and liabilities, net - (0.01)%		(21,148)

TOTAL NET ASSETS - 100.00%		$189,090,426

American Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Bond Trust - Class 1	86,320,157	$905,498,444

TOTAL INVESTMENT COMPANIES (Cost $950,365,996)		$905,498,444

Total Investments (American Bond Trust)
(Cost $950,365,996) - 100.01%		$905,498,444
Other assets and liabilities, net - (0.01)%		(66,488)

TOTAL NET ASSETS - 100.00%		$905,431,956

American Diversified Growth & Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 102.01%
American Funds Insurance Series - 102.01%
American Asset Allocation Fund - Class 1	5,261	$75,121
American Blue Chip Income & Growth Fund -
Class 1	14,250	112,436
American Bond Trust - Class 1	16,135	169,260
American Global Growth Fund - Class 1	4,201	79,742
American Global Small Capitalization Fund -
Class 1	1,228	21,237
American Growth Trust - Class 1	5,611	250,231
American Growth-Income Fund - Class 1	4,393	131,176
American High-Income Bond Fund - Class 1	3,612	38,182
American International Fund - Class 1	3,671	62,009
American New World Trust - Class 1	1,057	20,199

		959,593

TOTAL INVESTMENT COMPANIES (Cost $1,038,319)		$959,593

Total Investments (American Diversified Growth & Income		$959,593
Trust) (Cost $1,038,319) - 102.01%
Other assets and liabilities, net - (2.01)%		(18,924)

TOTAL NET ASSETS - 100.00%		$940,669

American Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Bond Trust - Class 1	41,302,294	$433,261,066
American Growth Trust - Class 1	6,106,421	272,346,358
American Growth-Income Fund - Class 1	8,851,157	264,295,545
American International Fund - Class 1	9,005,054	152,095,360

		1,121,998,329

TOTAL INVESTMENT COMPANIES (Cost $1,111,365,345)		$1,121,998,329

Total Investments (American Fundamental Holdings Trust)
(Cost $1,111,365,345) - 100.00%		$1,121,998,329
Other assets and liabilities, net - 0.00%		(18,090)

TOTAL NET ASSETS - 100.00%		$1,121,980,239

American Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Bond Trust - Class 1	20,902,862	$219,271,024
American Global Growth Fund - Class 1	18,518,354	351,478,351
American Global Small Capitalization Fund -
Class 1	7,508,422	129,895,701
American High-Income Bond Fund - Class 1	6,044,641	63,891,855

The accompanying notes are an integral part of the financial statements.
37

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

American Global Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
American Funds Insurance Series
(continued)
American New World Trust - Class 1	4,409,387	$84,263,387

		848,800,318

TOTAL INVESTMENT COMPANIES (Cost $883,454,167)		$848,800,318

Total Investments (American Global Diversification Trust)
(Cost $883,454,167) - 100.00%		$848,800,318
Other assets and liabilities, net - 0.00%		(26,012)

TOTAL NET ASSETS - 100.00%		$848,774,306

American Global Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Global Growth Fund - Class 1	10,233,894	$194,239,316

TOTAL INVESTMENT COMPANIES (Cost $236,355,032)		$194,239,316

Total Investments (American Global Growth Trust)
(Cost $236,355,032) - 100.01%		$194,239,316
Other assets and liabilities, net - (0.01)%		(23,029)

TOTAL NET ASSETS - 100.00%		$194,216,287

American Global Small Capitalization Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Global Small Capitalization Fund -
Class 1	5,915,778	$102,342,960

TOTAL INVESTMENT COMPANIES (Cost $106,289,758)		$102,342,960

Total Investments (American Global Small Capitalization		$102,342,960
Trust) (Cost $106,289,758) - 100.01%
Other assets and liabilities, net - (0.01)%		(15,251)

TOTAL NET ASSETS - 100.00%		$102,327,709

American Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Growth Trust - Class 1	28,719,605	$1,280,894,398

TOTAL INVESTMENT COMPANIES (Cost $1,563,831,016)		$1,280,894,398

Total Investments (American Growth Trust)
(Cost $1,563,831,016) - 100.01%		$1,280,894,398
Other assets and liabilities, net - (0.01)%		(64,340)

TOTAL NET ASSETS - 100.00%		$1,280,830,058

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Growth-Income Fund - Class 1	41,623,807	$1,242,886,862

TOTAL INVESTMENT COMPANIES (Cost $1,432,597,533)		$1,242,886,862

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$190,000 on 10/01/2009,
collateralized by $195,000 U.S.
Treasury Bill, zero coupon due
02/18/2010 (valued at $194,903,
including interest)	$190,000	$190,000

TOTAL REPURCHASE AGREEMENTS
(Cost $190,000)		$190,000

Total Investments (American Growth-Income Trust)
(Cost $1,432,787,533) - 100.01%		$1,243,076,862
Other assets and liabilities, net - (0.01)%		(154,234)

TOTAL NET ASSETS - 100.00%		$1,242,922,628

American High-Income Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American High-Income Bond Fund - Class 1	5,933,981	$62,722,181

TOTAL INVESTMENT COMPANIES (Cost $62,507,772)		$62,722,181

Total Investments (American High-Income Bond Trust)
(Cost $62,507,772) - 100.02%		$62,722,181
Other assets and liabilities, net - (0.02)%		(14,855)

TOTAL NET ASSETS - 100.00%		$62,707,326

The accompanying notes are an integral part of the financial statements.
38

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

American International Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American International Fund - Class 1	50,824,593	$858,427,375

TOTAL INVESTMENT COMPANIES (Cost $974,181,104)		$858,427,375

Total Investments (American International Trust)
(Cost $974,181,104) - 100.01%		$858,427,375
Other assets and liabilities, net - (0.01)%		(68,518)

TOTAL NET ASSETS - 100.00%		$858,358,857

American New World Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American New World Trust - Class 1	3,812,061	$72,848,488

TOTAL INVESTMENT COMPANIES (Cost $79,223,815)		$72,848,488

Total Investments (American New World Trust)
(Cost $79,223,815) - 100.02%		$72,848,488
Other assets and liabilities, net - (0.02)%		(15,783)

TOTAL NET ASSETS - 100.00%		$72,832,705

Balanced Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 60.45%
Basic Materials - 2.94%
Air Water, Inc.	1,000	$11,487
Alcoa, Inc.	2,050	26,896
Asahi Kasei Corp.	2,000	10,105
BASF SE	602	31,873
BHP Billiton PLC	550	15,115
BHP Billiton, Ltd.	1,219	40,282
E.I. Du Pont de Nemours & Company	1,750	56,245
Eli Lilly & Company	1,570	51,857
Freeport-McMoRan Copper & Gold, Inc.,
Class B	200	13,722
Hitachi Chemical, Ltd.	700	14,200
International Flavors & Fragrances, Inc.	1,400	53,102
International Paper Company	3,800	84,474
Kobe Steel Company, Ltd.	7,000	12,162
MeadWestvaco Corp.	1,750	39,043
Monsanto Company	540	41,796
Nucor Corp.	1,440	67,694
Praxair, Inc.	960	78,422
Rio Tinto, Ltd.	789	41,043
SSAB Svenskt Stal AB, Series A	1,452	22,457
Syngenta AG	76	17,448
Tosoh Corp.	2,000	5,030
Umicore	565	16,946
Wacker Chemie AG	163	25,413

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Weyerhaeuser Company	600	$21,990

		798,802
Communications - 8.39%
Aegis Group PLC	3,936	7,065
Alcatel-Lucent *	4,424	19,823
Amazon.com, Inc. *	2,550	238,068
America Movil SAB de CV, Series L, ADR	700	30,681
American Tower Corp., Class A *	2,700	98,280
AT&T, Inc.	4,630	125,056
Cablevision Systems Corp., Class A	1,900	45,125
CBS Corp., Class B	900	10,845
Cisco Systems, Inc. *	3,900	91,806
Corning, Inc.	230	3,521
Discovery Communications, Inc., Series A *	2,700	78,003
Discovery Communications, Inc., Series C *	300	7,809
eBay, Inc. *	1,850	43,678
Expedia, Inc. *	1,500	35,925
France Telecom SA	1,140	30,493
Google, Inc., Class A *	520	257,842
Hutchison Telecommunications Hong Kong
Holdings, Ltd.	38,000	6,359
Informa PLC	1,131	5,701
Juniper Networks, Inc. *	3,600	97,272
Jupiter Telecommunications Company, Ltd.	30	29,029
KDDI Corp.	5	28,125
McAfee, Inc. *	1,600	70,064
McGraw-Hill Companies, Inc.	3,950	99,303
Nokia AB Oyj	968	14,236
Priceline.com, Inc. *	280	46,430
QUALCOMM, Inc.	2,900	130,442
Qwest Communications International, Inc. (a)	10,050	38,290
Sanoma WSOY Oyj	972	21,488
Singapore Telecommunications, Ltd.	5,000	11,480
Sprint Nextel Corp. *	5,000	19,750
Tandberg ASA	800	19,186
Telefonica SA	2,442	67,405
Television Broadcasting Company, Ltd.	2,000	8,664
Telstra Corp., Ltd.	5,030	14,489
Tencent Holdings, Ltd.	3,700	59,496
The New York Times Company, Class A (a)	2,830	22,980
Time Warner, Inc.	4,800	138,144
VeriSign, Inc. *	500	11,845
Verizon Communications, Inc.	2,050	62,053
Vodafone Group PLC, SADR	3,200	72,000
Vodafone Group PLC	12,159	27,290
WPP PLC, SADR	3,933	33,806

		2,279,347
Consumer, Cyclical - 6.18%
Adidas-Salomon AG	686	36,316
Aisin Seiki Company	600	14,496
Autoliv, Inc. *	266	8,973
Bayerische Motoren Werke (BMW) AG	612	29,542
Bed Bath & Beyond, Inc. *	3,700	138,898
Carnival Corp. *	650	21,632
Compagnie Financiere Richemont SA	706	19,991

The accompanying notes are an integral part of the financial statements.
39

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Costco Wholesale Corp.	20	$1,129
CVS Caremark Corp.	2,200	78,628
D.R. Horton, Inc.	1,200	13,692
Dollar Tree, Inc. *	150	7,302
Esprit Holdings, Ltd.	2,600	17,437
FamilyMart Company, Ltd.	500	16,086
Fastenal Company	100	3,870
Genuine Parts Company	830	31,590
GKN PLC *	6,674	12,152
Harley-Davidson, Inc.	1,500	34,500
Harman International Industries, Inc.	700	23,716
Harvey Norman Holding, Ltd.	3,544	13,384
Home Depot, Inc.	3,800	101,232
Honda Motor Company, Ltd.	500	15,161
Industria de Diseno Textil SA	369	21,192
Jardine Cycle and Carriage, Ltd.	1,000	17,145
Kohl's Corp. *	1,550	88,427
Koito Manufacturing Company, Ltd.	1,000	13,763
Lowe's Companies, Inc.	1,400	29,316
Macy's, Inc.	1,500	27,435
Marriott International, Inc., Class A	3,416	94,247
Mattel, Inc.	2,350	43,381
McDonald's Corp.	1,150	65,630
MGM Mirage, Inc. *	1,800	21,672
Mitchells & Butlers PLC *	1,567	6,524
Mitsubishi Corp.	1,400	28,117
Mitsui & Company, Ltd.	1,700	22,125
N. Brown Group PLC	3,328	13,084
NIKE, Inc., Class B	120	7,764
Nintendo Company, Ltd.	100	25,570
O'Reilly Automotive, Inc. *	400	14,456
PPR SA	225	28,878
Southwest Airlines Company	3,900	37,440
Starbucks Corp. *	1,850	38,202
The Gap, Inc.	460	9,844
Tiffany & Company	1,100	42,383
Toyota Motor Corp.	1,200	47,227
Wal-Mart Stores, Inc.	1,850	90,817
Walt Disney Company	3,050	83,753
Whirlpool Corp.	930	65,063
Wynn Macau, Ltd. *	6,000	7,804
Yum! Brands, Inc.	1,450	48,952

		1,679,938
Consumer, Non-cyclical - 9.94%
Alcon, Inc.	40	5,547
Allergan, Inc.	1,500	85,140
Amgen, Inc. *	1,370	82,515
Anheuser-Busch InBev NV	585	26,750
Apollo Group, Inc., Class A *	500	36,835
Astellas Pharmaceuticals, Inc.	500	20,546
Avery Dennison Corp.	1,300	46,813
Baxter International, Inc.	910	51,879
Benesse Corp.	500	24,439
Bristol-Myers Squibb Company	2,340	52,697
Bureau Veritas SA	274	15,465
C.R. Bard, Inc.	150	11,792

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Celgene Corp. *	1,600	$89,440
Chugai Pharmaceutical Company, Ltd.	500	10,327
Cia Cervecerias Unidas SA, ADR	330	11,332
Companhia Brasileira de Meios de Pagamento	2,700	26,793
Compass Group PLC	2,405	14,711
CSL, Ltd.	898	26,434
Dairy Crest Group PLC	2,504	15,345
Elan Corp. PLC, SADR *	600	4,266
Elekta AB, Series B	1,519	29,464
Express Scripts, Inc. *	1,380	107,060
Fortune Brands, Inc.	2,010	86,390
Fresenius SE	404	23,670
General Mills, Inc.	50	3,219
Gilead Sciences, Inc. *	2,510	116,916
GlaxoSmithKline PLC, ADR	1,500	59,265
Goodman Fielder, Ltd.	6,803	10,024
H & R Block, Inc.	600	11,028
Hershey Company	2,500	97,150
House Food Corp.	500	8,352
Intuitive Surgical, Inc. *	160	41,960
Johnson & Johnson	1,080	65,761
Kellogg Company	50	2,462
Kimberly-Clark Corp.	850	50,133
Kirin Brewery Company, Ltd.	1,000	15,285
Kobayashi Pharmaceutical Company, Ltd.	300	13,641
Kraft Foods, Inc., Class A	1,820	47,811
Life Technologies Corp. *	50	2,328
L'Oreal SA	326	32,586
McCormick & Company, Inc.	780	26,473
McKesson Corp.	1,420	84,561
Medco Health Solutions, Inc. *	2,810	155,421
Medtronic, Inc.	260	9,568
Merck & Company, Inc.	2,200	69,586
Nestle SA	2,329	99,355
Novo Nordisk AS	100	6,281
PepsiCo, Inc.	900	52,794
Pernod-Ricard SA	406	32,292
Procter & Gamble Company	100	5,792
Qinetiq PLC	5,582	12,561
Roche Holdings AG - Genusschein	449	72,683
Rohto Pharmaceutical Company, Ltd.	1,000	13,627
Sanofi-Aventis SA	780	57,264
Shire Pharmaceuticals Group PLC, ADR	50	2,615
St. Jude Medical, Inc. *	1,660	64,757
Stryker Corp.	400	18,172
Terumo Corp.	300	16,430
Tesco PLC	8,885	56,853
Teva Pharmaceutical Industries, Ltd., SADR	950	48,032
The Coca-Cola Company	600	32,220
Toho Holdings Company, Ltd.	300	4,128
Unilever PLC	1,392	39,762
Visa, Inc.	1,020	70,492
WellPoint, Inc. *	850	40,256
Western Union Company	2,100	39,732
Wyeth	1,800	87,444

		2,702,722

The accompanying notes are an integral part of the financial statements.
40

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified - 0.15%
DCC PLC	1,080	$27,816
Hutchison Whampoa, Ltd.	2,000	14,327

		42,143
Energy - 6.64%
Anadarko Petroleum Corp.	1,180	74,021
Beach Petroleum, Ltd.	18,927	12,506
BG Group PLC	969	16,864
BJ Services Company	950	18,458
BP PLC, SADR	2,520	134,140
Cameron International Corp. *	870	32,903
Chevron Corp.	2,340	164,806
China Oilfield Services, Ltd., Series H	12,000	11,183
ConocoPhillips Company	530	23,935
CONSOL Energy, Inc.	550	24,810
Duke Energy Corp.	4,800	75,552
EDF Energies Nouvelles, SA	187	10,346
Entergy Corp.	1,000	79,860
EOG Resources, Inc.	860	71,819
Exxon Mobil Corp.	2,520	172,897
First Solar, Inc. *	140	21,400
Fugro NV	170	9,835
Murphy Oil Corp.	1,450	83,477
Petroleo Brasileiro SA, SADR	450	17,690
Royal Dutch Shell PLC, ADR, Class B	1,200	66,924
Royal Dutch Shell PLC, ADR	2,250	128,678
Saipem SpA	811	24,411
Schlumberger, Ltd.	3,550	211,580
Smith International, Inc.	2,200	63,140
Southwestern Energy Company *	1,050	44,814
Spectra Energy Corp.	1,600	30,304
StatoilHydro ASA	1,900	42,700
Subsea 7, Inc. *	1,400	18,852
Suncor Energy, Inc.	900	31,104
Sunoco, Inc.	1,200	34,140
Total SA	703	41,851
Williams Companies, Inc.	550	9,829

		1,804,829
Financial - 12.36%
Allied Irish Banks PLC *	3,161	15,146
American Express Company	5,450	184,755
Ameriprise Financial, Inc.	880	31,970
Aon Corp.	120	4,883
Australia and New Zealand
Banking Group, Ltd.	1,894	40,601
Aviva PLC	1,394	9,993
AXA Group SA	1,259	34,067
Banco Santander Central Hispano SA	2,856	46,141
Bank of America Corp.	11,820	199,994
Bank of New York Mellon Corp.	3,300	95,667
Barclays PLC, SADR *	1,500	35,460
BlackRock, Inc.	50	10,841
BNP Paribas SA	560	44,790
Capital One Financial Corp.	1,350	48,235
Charles Schwab Corp.	2,200	42,130
China CITIC Bank	47,000	30,972

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
China Overseas Land & Investment, Ltd.	6,000	$12,869
Chubb Corp.	580	29,238
Close Brothers Group PLC	669	8,511
CME Group, Inc.	40	12,328
CNP Assurances SA	330	33,634
Credit Suisse Group AG	100	5,566
DBS Group Holdings, Ltd.	2,000	18,718
Den Norske Bank ASA *	2,800	32,499
Deutsche Bank AG	343	26,333
Deutsche Boerse AG	156	12,750
Franklin Resources, Inc.	1,240	124,744
Goldcrest Company, Ltd.	300	9,017
Goldman Sachs Group, Inc.	1,320	243,342
Great Portland Estates PLC	1,540	6,515
ING Groep NV *	841	15,027
IntercontinentalExchange, Inc. *	440	42,764
Intesa Sanpaolo SpA *	6,797	30,088
Invesco, Ltd.	400	9,104
JPMorgan Chase & Company	8,100	354,942
Julius Baer Holding AG	439	21,979
KeyCorp	3,600	23,400
Legg Mason, Inc.	750	23,272
Lincoln National Corp.	2,130	55,188
Macquarie Group, Ltd.	494	25,444
Marsh & McLennan Companies, Inc.	3,000	74,190
Marshall & Ilsley Corp.	1,500	12,105
MasterCard, Inc., Class A	350	70,753
Mirvac Group, Ltd.	12,458	18,384
Mitsui Fudosan Company, Ltd.	1,000	16,762
Morgan Stanley	950	29,336
Muenchener Rueckversicherungs-
Gesellschaft AG (MunichRe)	241	38,451
Nordea Bank AB	2,674	26,944
Northern Trust Corp.	1,410	82,006
NYSE Euronext	860	24,845
Progressive Corp. *	1,750	29,015
Prudential PLC	2,228	21,441
QBE Insurance Group, Ltd.	1,458	30,840
SLM Corp. *	3,800	33,136
Societe Generale	325	26,189
Sony Financial Holdings, Inc.	9	25,761
Standard Chartered PLC	2,163	53,332
State Street Corp.	2,510	132,026
Sumitomo Mitsui Financial Group, Inc.	400	13,847
Sumitomo Trust & Banking Company, Ltd.	3,000	15,772
Sun Life Financial, Inc.	900	28,202
Suncorp-Metway, Ltd.	1,387	10,814
SunTrust Banks, Inc.	2,150	48,482
Swedbank AB, Class A	1,771	16,909
The Bank of Yokohama, Ltd.	3,000	14,594
The Travelers Companies, Inc.	680	33,476
U.S. Bancorp	5,750	125,695
UBS AG - Swiss Exchange *	1,830	33,541
Unibail-Rodamco SE, REIT	175	36,403
Wells Fargo & Company	6,500	183,170

		3,359,338

The accompanying notes are an integral part of the financial statements.
41

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial - 6.40%
3M Company	1,950	$143,910
ABB, Ltd. *	752	15,112
Alstom SA	344	25,157
Arriva PLC	1,824	14,622
Black & Decker Corp.	480	22,219
Boeing Company	1,320	71,478
Boral, Ltd.	1,815	9,710
Bouygues SA	545	27,776
Cargotec Corp. Oyj, B Shares	380	8,952
Carillion PLC	3,272	14,401
Cemex SA de CV *	5,800	7,486
Central Japan Railway Company, Ltd.	3	21,528
Charter International PLC	946	10,379
China Railway Construction Corp. - Hong
Kong Exchange	15,000	19,829
Cooper Industries PLC *	1,080	40,576
Danaher Corp.	2,400	161,568
Deere & Company	1,350	57,942
Eaton Corp.	430	24,334
Expeditors International of Washington, Inc.	450	15,818
Fanuc, Ltd.	100	8,934
Finmeccanica SpA	1,247	22,064
Fluor Corp.	610	31,019
FMC Technologies, Inc. *	750	39,180
General Electric Company	10,200	167,484
Goodrich Corp.	220	11,955
Hamamatsu Photonics KK	600	14,292
Honeywell International, Inc.	1,300	48,295
Hosiden Corp.	800	10,818
Illinois Tool Works, Inc.	1,960	83,712
Koninklijke (Royal) Philips Electronics NV	874	21,304
LG Display Company, Ltd.	560	16,114
Lockheed Martin Corp.	930	72,614
Makita Corp.	300	9,440
Masco Corp.	3,400	43,928
McDermott International, Inc. *	600	15,162
Mitsubishi Electric Corp.	5,000	37,555
Modec, Inc.	400	8,140
Nikon Corp.	1,000	18,174
Nippon Electric Glass Company, Ltd.	2,000	18,102
Nippon Yusen Kabushiki Kaisha	2,000	7,699
Pall Corp.	400	12,912
Precision Castparts Corp.	130	13,243
Prysmian SpA	941	17,687
Republic Services, Inc.	620	16,473
Rockwell Automation, Inc.	100	4,260
Rolls-Royce Group PLC *	1,789	13,469
SembCorp Industries, Ltd.	10,000	23,888
Toshiba Machine Company, Ltd.	1,000	3,665
Union Pacific Corp.	200	11,670
United Parcel Service, Inc., Class B	1,230	69,458
United Technologies Corp.	500	30,465
USG Corp. *	1,150	19,757
Venture Corp., Ltd.	1,000	6,355
Vulcan Materials Company	1,100	59,477
W.W. Grainger, Inc.	40	3,574

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Wacom Company, Ltd. *	6	$14,189

		1,739,324
Technology - 5.64%
Accenture PLC *	1,280	47,706
Adobe Systems, Inc. *	330	10,903
Altera Corp.	1,380	28,304
Analog Devices, Inc.	2,060	56,815
Apple, Inc. *	1,970	365,179
Applied Materials, Inc.	1,600	21,440
ASML Holding NV	621	18,313
Autodesk, Inc. *	600	14,280
Automatic Data Processing, Inc.	200	7,860
Autonomy Corp. PLC *	496	12,942
Broadcom Corp., Class A *	1,910	58,618
Canon, Inc.	700	28,003
Cerner Corp. * (a)	250	18,700
Computer Sciences Corp. *	1,220	64,306
Dell, Inc. *	2,650	40,439
Electronic Arts, Inc. *	2,280	43,434
EMC Corp. *	550	9,372
Fiserv, Inc. *	1,250	60,250
Hewlett-Packard Company	450	21,244
Intel Corp.	3,400	66,538
International Business Machines Corp.	340	40,667
Logica PLC	3,471	7,225
Marvell Technology Group, Ltd. *	5,410	87,588
Microsoft Corp.	10,060	260,453
NS Solutions Corp.	400	7,282
Research In Motion, Ltd. *	170	11,483
Samsung Electronics Company, Ltd.	23	15,858
Sumco Corp.	1,000	22,561
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	1,700	18,632
Xilinx, Inc.	2,900	67,918

		1,534,313
Utilities - 1.81%
CenterPoint Energy, Inc.	850	10,565
Constellation Energy Group, Inc.	950	30,751
E.ON AG	1,551	65,860
FirstEnergy Corp.	580	26,518
GDF Suez	580	25,932
Hong Kong & China Gas Company, Ltd.	8,000	20,188
Iberdrola Renovables SA	5,690	28,021
NRG Energy, Inc. *	1,980	55,816
PG&E Corp.	1,250	50,613
Pinnacle West Capital Corp.	1,130	37,087
Progress Energy, Inc.	1,310	51,169
Scottish & Southern Energy PLC	1,536	28,800
Teco Energy, Inc.	950	13,376
Xcel Energy, Inc.	2,430	46,753

		491,449

TOTAL COMMON STOCKS (Cost $14,723,308)		$16,432,205

The accompanying notes are an integral part of the financial statements.
42

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.05%
Consumer, Cyclical - 0.05%
Volkswagen AG (h)	113	$13,161

TOTAL PREFERRED STOCKS (Cost $9,446)		$13,161

RIGHTS - 0.01%
Financial - 0.01%
BNP Paribas SA (Expiration Date 10/13/2009,
Strike Price: EUR 40.00) *	547	1,185
Swedbank AB (Expiration Date 10/06/2009,
Strike Price: SEK 39.00) *	1,188	2,343

		3,528

TOTAL RIGHTS (Cost $1,943)		$3,528

U.S. TREASURY OBLIGATIONS - 8.75%
U.S. Treasury Bonds - 0.67%
3.50% due 02/15/2039	$80,000	72,475
4.50% due 02/15/2036	33,000	35,444
5.25% due 02/15/2029	10,000	11,608
5.375% due 02/15/2031	15,000	17,822
6.00% due 02/15/2026	35,000	43,427

		180,776
U.S. Treasury Notes - 8.08%
0.875% due 03/31/2011 to 05/31/2011	892,000	894,527
1.375% due 04/15/2012	50,000	50,219
1.50% due 12/31/2013	135,000	132,184
1.875% due 04/30/2014	290,000	286,602
2.00% due 09/30/2010	230,000	233,567
2.00% due 11/30/2013 ***	340,000	340,478
2.25% due 05/31/2014	195,000	195,594
3.125% due 05/15/2019	55,000	54,119
3.375% due 10/15/2009	10,000	10,012

		2,197,302

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,357,538)		$2,378,078

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.98%
Federal Home Loan Mortgage Corp. - 1.03%
2.125% due 03/23/2012	275,000	280,094
Federal National Mortgage
Association - 12.69%
3.00% due 09/16/2014	100,000	101,630
3.25% due 08/12/2010	175,000	179,167
4.125% due 04/15/2014	100,000	107,162
4.50% due 05/01/2023 to 07/01/2039	618,091	631,121
5.00% due 01/01/2023 to 01/01/2039	572,568	595,332
5.375% due 07/15/2016	40,000	45,069
5.50% due 07/01/2022 to 04/01/2039	891,835	936,895
6.00% due 04/01/2035 to 09/01/2038	624,725	661,461
6.50% due 10/01/2036	177,835	190,742

		3,448,579

Government National Mortgage
Association - 0.26%
4.50% due 05/20/2039	19,861	20,150

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
5.00% due 05/15/2039 to 06/15/2039	$49,529	$51,401

		71,551

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,767,052)		$3,800,224

FOREIGN GOVERNMENT OBLIGATIONS - 0.04%
Canada - 0.04%
Export Development Canada
3.50% due 05/16/2013	10,000	10,447

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $10,325)		$10,447

CORPORATE BONDS - 7.00%
Basic Materials - 0.58%
Air Products & Chemicals, Inc.
4.375% due 08/21/2019	25,000	25,533
Airgas, Inc.
4.50% due 09/15/2014	20,000	20,354
Lubrizol Corp.
8.875% due 02/01/2019	20,000	24,688
Newmont Mining Corp.
6.25% due 10/01/2039	25,000	24,830
Potash Corp. of Saskatchewan, Inc.
4.875% due 03/30/2020	25,000	24,971
Praxair, Inc.
4.50% due 08/15/2019	25,000	25,783
Rio Tinto Finance USA, Ltd.
8.95% due 05/01/2014	10,000	11,802

		157,961

Communications - 1.12%
America Movil SAB de CV
6.375% due 03/01/2035	10,000	10,420
British Sky Broadcasting Group PLC
9.50% due 11/15/2018 (g)	15,000	19,192
Comcast Corp.
5.70% due 05/15/2018	15,000	15,770
COX Communications, Inc.
9.375% due 01/15/2019 (g)	15,000	18,952
Discovery Communications LLC
5.625% due 08/15/2019	25,000	25,655
News America, Inc.
6.15% due 03/01/2037	10,000	9,785
Omnicom Group, Inc.
6.25% due 07/15/2019	15,000	16,181
SBC Communications, Inc.
5.10% due 09/15/2014	20,000	21,563
Telecom Italia Capital SA
6.175% due 06/18/2014	15,000	16,271
Telefonica Emisiones SAU
5.877% due 07/15/2019	15,000	16,298
Thomson Reuters Corp.
6.50% due 07/15/2018	25,000	28,264
Time Warner Cable, Inc.
8.25% due 04/01/2019	10,000	12,087

The accompanying notes are an integral part of the financial statements.
43

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Time Warner, Inc.
5.50% due 11/15/2011	$10,000	$10,632
Verizon Communications, Inc.
5.50% due 02/15/2018	25,000	26,211
8.75% due 11/01/2018	15,000	18,739
Verizon Wireless Capital LLC
8.50% due 11/15/2018 (g)	10,000	12,486
Viacom, Inc.
5.625% due 09/15/2019	25,000	25,410

		303,916

Consumer, Cyclical - 0.21%
Target Corp.
5.875% due 03/01/2012	10,000	10,910
Wal-Mart Stores, Inc.
5.25% due 09/01/2035	20,000	20,027
Yum! Brands, Inc.
5.30% due 09/15/2019	25,000	25,113

		56,050

Consumer, Non-cyclical - 0.32%
Altria Group, Inc.
9.25% due 08/06/2019	10,000	12,220
Anheuser-Busch InBev Worldwide, Inc.
6.875% due 11/15/2019 (g)	10,000	11,295
Baxter International, Inc.
4.50% due 08/15/2019	25,000	25,640
Bunge, Ltd. Finance Corp.
8.50% due 06/15/2019	10,000	11,528
Express Scripts, Inc.
6.25% due 06/15/2014	10,000	10,989
Safeway, Inc.
5.00% due 08/15/2019	15,000	15,339

		87,011

Energy - 1.00%
Boardwalk Pipelines LP
5.75% due 09/15/2019	25,000	24,959
Buckeye Partners LP
5.50% due 08/15/2019	25,000	25,552
Canadian Natural Resources, Ltd.
6.25% due 03/15/2038	25,000	26,633
ConocoPhillips Company
5.90% due 10/15/2032	20,000	21,336
Hess Corp.
8.125% due 02/15/2019	15,000	18,020
Magellan Midstream Partners LP
6.55% due 07/15/2019	15,000	16,668
Marathon Oil Corp.
6.50% due 02/15/2014	15,000	16,518
Occidental Petroleum Corp.
4.125% due 06/01/2016	10,000	10,285
Petroleos Mexicanos
4.875% due 03/15/2015 (g)	25,000	24,844
Plains All American Pipeline LP
5.75% due 01/15/2020	25,000	25,194
Shell International Finance BV
4.30% due 09/22/2019	25,000	25,123
Spectra Energy Capital LLC
5.65% due 03/01/2020	20,000	20,505

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Valero Energy Corp.
9.375% due 03/15/2019	$15,000	$17,479

		273,116

Financial - 2.27%
ACE INA Holdings, Inc.
5.90% due 06/15/2019	15,000	16,336
Aflac, Inc.
8.50% due 05/15/2019	10,000	11,921
American Express Company
8.125% due 05/20/2019	10,000	11,827
Ameriprise Financial, Inc.
7.30% due 06/28/2019	15,000	16,536
Bank of America Corp.
6.50% due 08/01/2016	15,000	15,767
7.375% due 05/15/2014	10,000	11,127
Bank of New York Mellon Corp.
5.45% due 05/15/2019	10,000	10,810
BB&T Corp.
5.70% due 04/30/2014	10,000	10,829
Capital One Financial Corp.
7.375% due 05/23/2014	10,000	11,160
Citigroup, Inc.
5.50% due 10/15/2014	25,000	24,964
8.50% due 05/22/2019	25,000	28,221
Credit Suisse USA, Inc.
5.125% due 01/15/2014	25,000	26,390
Deutsche Bank AG/London
3.875% due 08/18/2014	25,000	25,308
General Electric Capital Corp.
5.625% due 05/01/2018	40,000	39,808
Goldman Sachs Group, Inc.
6.00% due 05/01/2014	10,000	10,875
6.15% due 04/01/2018	10,000	10,519
7.50% due 02/15/2019	10,000	11,436
John Deere Capital Corp.
7.00% due 03/15/2012	10,000	11,158
JPMorgan Chase & Company
3.70% due 01/20/2015	20,000	19,824
4.75% due 05/01/2013	15,000	15,880
6.30% due 04/23/2019	15,000	16,376
Kreditanstalt fuer Wiederaufbau
4.00% due 10/15/2013	15,000	15,913
4.875% due 06/17/2019	10,000	10,874
Lincoln National Corp.
8.75% due 07/01/2019	10,000	11,566
Mack-Cali Realty Corp.
7.75% due 08/15/2019	15,000	15,456
Merrill Lynch & Company, Inc.
6.50% due 07/15/2018	15,000	15,128
MetLife, Inc.
6.75% due 06/01/2016	10,000	11,160
Morgan Stanley
4.75% due 04/01/2014	25,000	24,815
National Rural Utilities Cooperative Finance Corp
3.875% due 09/16/2015	20,000	20,217
PNC Funding Corp.
6.70% due 06/10/2019	10,000	11,067

The accompanying notes are an integral part of the financial statements.
44

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Pricoa Global Funding I
5.625% due 05/24/2011	$10,000	$10,438
Principal Financial Group, Inc.
8.875% due 05/15/2019	10,000	11,982
Simon Property Group LP, REIT
6.75% due 05/15/2014	10,000	10,725
The Travelers Companies, Inc.
5.90% due 06/02/2019	10,000	11,205
US Bancorp
4.20% due 05/15/2014	10,000	10,450
Wachovia Corp.
5.75% due 02/01/2018	30,000	31,751
WEA Finance LLC
7.50% due 06/02/2014 (g)	10,000	10,777
Westpac Banking Corp.
4.20% due 02/27/2015	25,000	25,410

		616,006

Industrial - 0.47%
Arrow Electronics, Inc.
6.00% due 04/01/2020	25,000	24,981
BAE Systems Holdings, Inc.
4.95% due 06/01/2014 (g)	10,000	10,369
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017	15,000	16,139
Canadian Pacific Railway Company
7.25% due 05/15/2019	35,000	40,604
Republic Services, Inc.
5.50% due 09/15/2019 (g)	15,000	15,452
Roper Industries, Inc.
6.25% due 09/01/2019	20,000	20,761

		128,306

Supranational - 0.24%
European Investment Bank
3.00% due 04/08/2014	40,000	40,934
Inter-American Development Bank, Series EMTN
3.875% due 09/17/2019	25,000	25,099

		66,033

Technology - 0.08%
Oracle Corp.
3.75% due 07/08/2014	15,000	15,583
Xerox Corp.
8.25% due 05/15/2014	5,000	5,683

		21,266

Utilities - 0.71%
AGL Capital Corp.
5.25% due 08/15/2019	15,000	15,396
Allegheny Energy Supply Company LLC
6.75% due 10/15/2039 (g)	25,000	25,241
Exelon Generation Company LLC
6.25% due 10/01/2039	20,000	20,413
FirstEnergy Solutions Corp.
4.80% due 02/15/2015 (g)	15,000	15,413
Kansas Gas & Electric Company
6.70% due 06/15/2019 (g)	15,000	17,176
Midamerican Energy Holdings Company
6.125% due 04/01/2036	20,000	21,589

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Niagara Mohawk Power Corp.
4.881% due 08/15/2019 (g)	$15,000	$15,272
Ohio Power Company, Series 1
5.375% due 10/01/2021	25,000	25,366
Sempra Energy
6.50% due 06/01/2016	10,000	11,054
Southern Company
4.15% due 05/15/2014	10,000	10,330
Virginia Electric and Power Company
5.00% due 06/30/2019	15,000	15,671

		192,921

TOTAL CORPORATE BONDS (Cost $1,804,715)		$1,902,586

CONVERTIBLE BONDS - 0.07%
Consumer, Cyclical - 0.07%
Ford Motor Company
4.25% due 12/15/2036	20,000	20,275

TOTAL CONVERTIBLE BONDS (Cost $15,966)		$20,275

MUNICIPAL BONDS - 0.48%
California - 0.08%
University of California
5.77% due 05/15/2043	20,000	21,475
Illinois - 0.14%
Chicago Metropolitan Water Reclamation District
5.72% due 12/01/2038	25,000	27,459
Illinois State Toll Highway Authority
6.184% due 01/01/2034	10,000	11,198

		38,657

New York - 0.10%
New York State Dormitory Authority
5.628% due 03/15/2039	25,000	26,311
Texas - 0.10%
State of Texas
5.517% due 04/01/2039	25,000	26,502
Utah - 0.06%
Utah Transit Authority
5.937% due 06/15/2039	15,000	16,445

TOTAL MUNICIPAL BONDS (Cost $119,983)		$129,390

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.68%
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	25,000	22,061
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-T28, Class A4
5.742% due 09/11/2042 (b)	30,000	28,073
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617% due 10/15/2048	30,000	27,688
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	40,000	33,995

The accompanying notes are an integral part of the financial statements.
45

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553% due 04/10/2038 (b)	$25,000	$22,578
Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.447% due 02/12/2044 (b)	25,000	21,357
Morgan Stanley Capital I,
Series 2007-IQ14, Class A4
5.692% due 04/15/2049 (b)	35,000	28,627

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $160,459)		$184,379

ASSET BACKED SECURITIES - 0.39%
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A
3.69% due 07/15/2015	104,000	106,957

TOTAL ASSET BACKED SECURITIES
(Cost $103,985)		$106,957

SECURITIES LENDING COLLATERAL - 0.25%
Securities Lending Collateral - 0.25%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	6,932	69,394

TOTAL SECURITIES LENDING COLLATERAL
(Cost $69,393)		$69,394

SHORT TERM INVESTMENTS - 8.81%
T. Rowe Price Reserve Investment
Fund, 0.3011%	$2,395,287	$2,395,287

TOTAL SHORT TERM INVESTMENTS
(Cost $2,395,287)		$2,395,287

REPURCHASE AGREEMENTS - 0.66%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$179,000 on 10/01/2009,
collateralized by $185,000 Federal
National Mortgage Association,
5.00% due 05/20/2024 (valued at
$183,150, including interest)	$179,000	$179,000

TOTAL REPURCHASE AGREEMENTS
(Cost $179,000)		$179,000

Total Investments (Balanced Trust)
(Cost $25,718,400) - 101.62%		$27,624,911
Other assets and liabilities, net - (1.62)%		(441,529)

TOTAL NET ASSETS - 100.00%		$27,183,382

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.73%
Basic Materials - 2.10%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	45,400	$3,114,894
Monsanto Company	126,804	9,814,630
Praxair, Inc.	230,100	18,796,869

		31,726,393
Communications - 20.36%
Amazon.com, Inc. *	599,689	55,986,965
American Tower Corp., Class A *	656,738	23,905,263
Cisco Systems, Inc. *	626,818	14,755,296
Corning, Inc.	14,700	225,057
Discovery Communications, Inc., Series A *	348,550	10,069,610
Discovery Communications, Inc., Series C *	410,950	10,697,029
eBay, Inc. *	478	11,286
Expedia, Inc. *	369,400	8,847,130
Google, Inc., Class A *	123,566	61,270,201
Juniper Networks, Inc. *	868,421	23,464,735
McAfee, Inc. *	389,300	17,047,447
McGraw-Hill Companies, Inc.	395,100	9,932,814
Priceline.com, Inc. * (a)	67,400	11,176,268
QUALCOMM, Inc.	696,977	31,350,025
Tencent Holdings, Ltd.	971,000	15,613,799
Time Warner, Inc.	402,766	11,591,605
VeriSign, Inc. *	104,000	2,463,760

		308,408,290
Consumer, Cyclical - 10.06%
Bed Bath & Beyond, Inc. *	360,000	13,514,400
Carnival Corp. *	160,800	5,351,424
Costco Wholesale Corp.	7,700	434,742
CVS Caremark Corp.	520,267	18,594,343
Dollar Tree, Inc. *	29,500	1,436,060
Fastenal Company (a)	14,800	572,760
Kohl's Corp. *	376,230	21,463,921
Lowe's Companies, Inc.	349,100	7,310,154
Marriott International, Inc., Class A (a)	388,476	10,718,053
McDonald's Corp.	271,400	15,488,798
NIKE, Inc., Class B	36,900	2,387,430
O'Reilly Automotive, Inc. *	104,000	3,758,560
Starbucks Corp. *	472,100	9,748,865
The Gap, Inc.	103,100	2,206,340
Wal-Mart Stores, Inc.	427,864	21,003,844
Walt Disney Company	147,500	4,050,350
Wynn Macau, Ltd. *	1,524,000	2,002,170
Wynn Resorts, Ltd. * (a)	8,100	574,209
Yum! Brands, Inc.	346,600	11,701,216

		152,317,639
Consumer, Non-cyclical - 18.95%
Alcon, Inc.	10,590	1,468,515
Allergan, Inc.	356,000	20,206,560
Amgen, Inc. *	147,700	8,895,971
Apollo Group, Inc., Class A *	126,900	9,348,723
Baxter International, Inc.	223,100	12,718,931
C.R. Bard, Inc.	42,400	3,333,064
Celgene Corp. *	369,400	20,649,460
Express Scripts, Inc. *	326,500	25,329,870
General Mills, Inc.	14,800	952,824

The accompanying notes are an integral part of the financial statements.
46

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Gilead Sciences, Inc. *	604,162	$28,141,866
Intuitive Surgical, Inc. *	40,100	10,516,225
Johnson & Johnson	24,300	1,479,627
Kellogg Company	6,000	295,380
Life Technologies Corp. *	6,100	283,955
McKesson Corp.	342,300	20,383,965
Medco Health Solutions, Inc. *	671,300	37,129,603
Medtronic, Inc.	50,344	1,852,659
Novo Nordisk AS	14,800	929,576
PepsiCo, Inc.	207,804	12,189,783
Procter & Gamble Company	24,237	1,403,807
Roche Holdings AG - Genusschein	1,523	246,539
Shire Pharmaceuticals Group PLC, ADR	14,800	773,892
St. Jude Medical, Inc. *	409,836	15,987,702
Stryker Corp.	106,179	4,823,712
Teva Pharmaceutical Industries, Ltd., SADR	229,500	11,603,520
The Coca-Cola Company	151,500	8,135,550
Visa, Inc.	235,900	16,303,049
WellPoint, Inc. *	44,272	2,096,722
Western Union Company	505,700	9,567,844

		287,048,894
Energy - 6.83%
Cameron International Corp. *	198,800	7,518,616
Entergy Corp.	45,500	3,633,630
EOG Resources, Inc.	201,200	16,802,212
Exxon Mobil Corp.	29,538	2,026,602
First Solar, Inc. * (a)	29,800	4,555,228
Petroleo Brasileiro SA, SADR (a)	94,300	3,706,933
Schlumberger, Ltd.	551,292	32,857,003
Smith International, Inc. (a)	527,772	15,147,057
Southwestern Energy Company *	241,200	10,294,416
Suncor Energy, Inc.	201,200	6,953,472

		103,495,169
Financial - 17.48%
American Express Company	414,752	14,060,093
Ameriprise Financial, Inc.	221,251	8,038,049
Aon Corp.	25,100	1,021,319
Bank of America Corp.	493,300	8,346,636
Bank of New York Mellon Corp.	148,361	4,300,985
BlackRock, Inc. (a)	15,500	3,360,710
Charles Schwab Corp.	537,186	10,287,112
CME Group, Inc. (a)	5,950	1,833,730
Credit Suisse Group AG	19,700	1,096,507
Franklin Resources, Inc.	297,665	29,945,099
Goldman Sachs Group, Inc.	234,776	43,280,956
IntercontinentalExchange, Inc. *	104,100	10,117,479
Invesco, Ltd.	103,200	2,348,832
JPMorgan Chase & Company	591,300	25,910,766
MasterCard, Inc., Class A	82,900	16,758,235
Morgan Stanley	237,400	7,330,912
Northern Trust Corp.	342,789	19,936,608
State Street Corp.	613,107	32,249,428
U.S. Bancorp	315,500	6,896,830
Wells Fargo & Company	623,400	17,567,412

		264,687,698

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial - 6.66%
3M Company	120,900	$8,922,420
Danaher Corp.	582,863	39,238,337
Expeditors International of Washington, Inc.	105,500	3,708,325
Fluor Corp.	147,400	7,495,290
FMC Technologies, Inc. *	187,200	9,779,328
Goodrich Corp.	60,600	3,293,004
Lockheed Martin Corp.	127,800	9,978,624
McDermott International, Inc. *	134,100	3,388,707
Precision Castparts Corp. (a)	19,200	1,955,904
Republic Services, Inc.	132,900	3,531,153
Rockwell Automation, Inc.	14,800	630,480
Union Pacific Corp.	45,000	2,625,750
United Technologies Corp.	101,100	6,160,023
W.W. Grainger, Inc.	1,500	134,040

		100,841,385
Technology - 16.65%
Accenture PLC *	200,600	7,476,362
Adobe Systems, Inc. *	74,075	2,447,438
Altera Corp.	337,200	6,915,972
Apple, Inc. *	472,900	87,661,473
Autodesk, Inc. *	151,300	3,600,940
Automatic Data Processing, Inc.	48,233	1,895,557
Broadcom Corp., Class A * (a)	447,300	13,727,637
Cerner Corp. *	67,800	5,071,440
Electronic Arts, Inc. *	324,514	6,181,992
EMC Corp. *	121,900	2,077,176
Fiserv, Inc. *	289,200	13,939,440
Hewlett-Packard Company	118,000	5,570,780
Intel Corp.	294,700	5,767,279
International Business Machines Corp.	90,000	10,764,900
Marvell Technology Group, Ltd. *	1,324,010	21,435,722
Microsoft Corp.	1,563,944	40,490,510
Research In Motion, Ltd. *	14,700	992,985
Xilinx, Inc.	689,325	16,143,991

		252,161,594
Utilities - 0.64%
NRG Energy, Inc. *	344,100	9,700,179

TOTAL COMMON STOCKS (Cost $1,373,469,253)		$1,510,387,241

SECURITIES LENDING COLLATERAL - 2.82%
Securities Lending Collateral - 2.82%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	4,265,368	42,696,333

TOTAL SECURITIES LENDING COLLATERAL
(Cost $42,698,912)		$42,696,333

SHORT TERM INVESTMENTS - 0.47%
T. Rowe Price Reserve Investment
Fund, 0.3011%	$7,193,871	$7,193,871

TOTAL SHORT TERM INVESTMENTS
(Cost $7,193,871)		$7,193,871

The accompanying notes are an integral part of the financial statements.
47

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$500,000 on 10/01/2009,
collateralized by $495,000 Federal
Home Loan Bank, 4.50% due
09/13/2019 (valued at $514,800,
including interest)	$500,000	$500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $500,000)		$500,000

Total Investments (Blue Chip Growth Trust)
(Cost $1,423,862,036) - 103.05%		$1,560,777,445
Other assets and liabilities, net - (3.05)%		(46,238,505)

TOTAL NET ASSETS - 100.00%		$1,514,538,940

Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 8.90%
U.S. Treasury Bonds - 2.09%
4.25% due 05/15/2039	$8,395,000	$8,684,888
U.S. Treasury Notes - 6.81%
1.00% due 09/30/2011	18,400,000	18,414,370
2.375% due 09/30/2014	7,270,000	7,288,757
3.625% due 08/15/2019	2,610,000	2,678,920

		28,382,047

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $36,843,594)		$37,066,935

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.35%
Federal Agricultural Mortgage Corp. - 2.56%
5.50% due 07/15/2011 (g)	10,010,000	10,681,701
Federal Home Loan Bank - 0.30%
5.375% due 05/18/2016	1,095,000	1,229,698
Federal Home Loan Mortgage Corp. - 1.68%
4.266% due 09/01/2039 (b)	3,700,300	3,855,326
4.304% due 09/01/2039	3,046,016	3,155,385

		7,010,711

Federal National Mortgage
Association - 13.00%
0.00% due 02/01/2015	500,000	415,112
4.387% due 09/01/2039	12,029,981	12,498,434
4.399% due 09/01/2039	9,797,115	10,187,388
4.50% due 10/01/2024 to 05/25/2036	30,000,000	31,072,705

		54,173,639

Government National Mortgage
Association - 12.66%
4.00% due 09/20/2039	33,484,419	35,064,899
5.00% due 01/20/2036 to 08/15/2039	16,957,820	17,699,819

		52,764,718

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Tennessee Valley Authority - 0.15%
5.25% due 09/15/2039	$595,000	$627,798

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $125,642,150)		$126,488,265

CORPORATE BONDS - 54.50%
Basic Materials - 5.63%
Allegheny Technologies, Inc.
9.375% due 06/01/2019	1,980,000	2,241,696
Arcelormittal
6.125% due 06/01/2018	1,000,000	985,156
9.85% due 06/01/2019	4,685,000	5,541,437
Dow Chemical Company
5.90% due 02/15/2015	80,000	82,111
International Paper Company
7.95% due 06/15/2018	2,666,000	2,889,832
Mosaic Company
7.375% due 12/01/2014 (g)	3,000,000	3,184,308
Newmont Mining Corp.
5.125% due 10/01/2019	4,000,000	3,998,232
Rio Tinto Alcan, Inc.
6.125% due 12/15/2033	225,000	228,542
Rio Tinto Finance USA, Ltd.
7.125% due 07/15/2028	2,305,000	2,553,223
8.95% due 05/01/2014	555,000	655,004
The Dow Chemical Company
8.55% due 05/15/2019	975,000	1,096,042

		23,455,583

Communications - 4.25%
AT&T, Inc.
6.50% due 09/01/2037	3,000,000	3,223,521
6.70% due 11/15/2013	1,640,000	1,858,050
Comcast Corp.
4.95% due 06/15/2016	1,050,000	1,073,997
6.50% due 01/15/2015	200,000	222,858
DirecTV Holdings LLC
7.625% due 05/15/2016	2,000,000	2,140,000
TCI Communications, Inc.
9.80% due 02/01/2012	1,450,000	1,670,075
Telecom Italia Capital SA
6.175% due 06/18/2014	975,000	1,057,628
Time Warner Cable, Inc.
6.75% due 07/01/2018	1,685,000	1,861,521
Verizon Global Funding Corp.
5.85% due 09/15/2035	4,000,000	4,027,032
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (g)	500,000	574,182

		17,708,864

Consumer, Cyclical - 1.53%
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	36,540	34,347
CVS Caremark Corp.
6.302% due 06/01/2037	600,000	513,000
Staples, Inc.
9.75% due 01/15/2014	600,000	720,743
Volvo Treasury AB
5.95% due 04/01/2015 (g)	3,000,000	2,997,210

The accompanying notes are an integral part of the financial statements.
48

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Whirlpool Corp.
8.00% due 05/01/2012	$900,000	$971,462
8.60% due 05/01/2014	1,000,000	1,118,625

		6,355,387

Consumer, Non-cyclical - 5.04%
Altria Group, Inc.
8.50% due 11/10/2013	700,000	811,888
Anheuser Busch Companies, Inc.
5.05% due 10/15/2016	1,550,000	1,598,655
Anheuser-Busch InBev NV
7.20% due 01/15/2014	150,000	168,877
Bunge, Ltd. Finance Corp.
5.35% due 04/15/2014	750,000	777,821
Dr. Pepper Snapple Group, Inc.
6.82% due 05/01/2018	1,149,000	1,306,164
Elan Corp. PLC
8.75% due 10/15/2016 (g)	330,000	326,383
ERAC USA Finance Company
6.375% due 10/15/2017 (g)	850,000	853,358
Kraft Foods, Inc.
6.125% due 02/01/2018	3,975,000	4,212,224
Kroger Company
3.90% due 10/01/2015	5,000,000	5,039,755
Philip Morris International, Inc.
5.65% due 05/16/2018	3,500,000	3,725,456
Watson Pharmaceuticals, Inc.
6.125% due 08/15/2019	2,090,000	2,198,045

		21,018,626

Diversified - 0.18%
Hutchison Whampoa International, Ltd.
5.75% due 09/11/2019 (g)	750,000	755,101
Energy - 7.82%
Cenovus Energy, Inc.
4.50% due 09/15/2014 (g)	345,000	352,507
5.70% due 10/15/2019 (g)	2,185,000	2,240,477
DCP Midstream LLC
9.75% due 03/15/2019 (g)	225,000	268,790
Devon Energy Corp.
5.625% due 01/15/2014	500,000	537,522
Energy Transfer Partners LP
9.70% due 03/15/2019	950,000	1,175,899
Entergy Gulf States Louisiana LLC
6.00% due 05/01/2018	350,000	367,649
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014 (g)	1,990,000	2,119,583
Kentucky Power Company
6.00% due 09/15/2017	2,000,000	2,115,100
Kinder Morgan Energy Partners LP
7.75% due 03/15/2032	4,000,000	4,498,900
NGPL Pipeco LLC
7.119% due 12/15/2017 (g)	1,030,000	1,152,468
Nustar Logistics
7.65% due 04/15/2018	50,000	54,194
ONEOK Partners LP
6.15% due 10/01/2016	700,000	729,850
Pennsylvania Electric Company
5.125% due 04/01/2014	2,525,000	2,625,891

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petro-Canada
6.05% due 05/15/2018	$2,980,000	$3,120,352
Petroleos Mexicanos
4.875% due 03/15/2015 (g)	395,000	392,536
Plains All American Pipeline LP
4.25% due 09/01/2012	2,000,000	2,056,030
6.50% due 05/01/2018	3,000,000	3,213,288
Questar Market Resources, Inc.
6.80% due 03/01/2020	2,045,000	2,104,724
Spectra Energy Capital LLC
6.20% due 04/15/2018	2,000,000	2,128,248
TEPPCO Partners LP
6.65% due 04/15/2018	1,250,000	1,354,745

		32,608,753

Financial - 21.85%
Aflac, Inc.
8.50% due 05/15/2019	1,000,000	1,192,070
American Express Company
7.00% due 03/19/2018	500,000	550,039
American Express Credit Corp., Series C
7.30% due 08/20/2013	700,000	776,294
American Honda Finance Corp.
7.625% due 10/01/2018 (g)	500,000	578,008
Bank of America Corp.
5.65% due 05/01/2018	4,500,000	4,443,255
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	150,000	171,306
Beaver Valley Funding Corp.
9.00% due 06/01/2017	700,000	715,449
Brandywine Operating Partnership LP
7.50% due 05/15/2015	500,000	500,229
Capital One Financial Corp.
7.375% due 05/23/2014	2,300,000	2,566,832
Caterpillar Financial Services Corp.
7.05% due 10/01/2018	2,900,000	3,339,739
Charles Schwab Corp.
4.95% due 06/01/2014	3,000,000	3,163,257
Chubb Corp.
5.75% due 05/15/2018	130,000	142,597
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (g)	500,000	420,000
Citigroup, Inc.
5.85% due 12/11/2034	185,000	158,796
6.125% due 11/21/2017	975,000	968,029
6.375% due 08/12/2014	670,000	692,706
CME Group, Inc.
5.40% due 08/01/2013	3,000,000	3,243,102
5.75% due 02/15/2014	500,000	547,224
Credit Suisse New York
5.30% due 08/13/2019	2,100,000	2,153,229
Dexus Finance Property, Ltd.
7.125% due 10/15/2014 (g)	3,245,000	3,239,459
Discover Financial Services
10.25% due 07/15/2019	1,650,000	1,888,537
Duke Realty LP
8.25% due 08/15/2019	1,605,000	1,675,808
General Electric Capital Corp.
5.875% due 01/14/2038	3,700,000	3,393,196

The accompanying notes are an integral part of the financial statements.
49

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
General Electric Capital Corp., MTN
6.00% due 08/07/2019	$500,000	$507,221
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	1,000,000	1,045,028
6.25% due 09/01/2017	2,000,000	2,115,186
6.75% due 10/01/2037	500,000	516,015
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	300,000	314,007
Jefferies Group, Inc.
8.50% due 07/15/2019	3,000,000	3,175,104
JPMorgan Chase & Company
3.70% due 01/20/2015	4,000,000	3,964,724
4.65% due 06/01/2014	500,000	521,493
6.00% due 01/15/2018	500,000	536,663
Liberty Mutual Group, Inc.
7.50% due 08/15/2036 (g)	2,800,000	2,364,471
Lincoln National Corp.
8.75% due 07/01/2019	1,000,000	1,156,567
Mack-Cali Realty Corp.
7.75% due 08/15/2019	1,400,000	1,442,552
Macquarie Group, Ltd.
7.30% due 08/01/2014 (g)	2,025,000	2,162,340
Massachusetts Mutual Life Insurance Company
5.625% due 05/15/2033	225,000	188,360
Merrill Lynch & Company, Inc.
7.75% due 05/14/2038	500,000	563,460
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	2,700,000	2,839,582
Morgan Stanley, MTN
6.625% due 04/01/2018	4,200,000	4,441,177
Nationwide Health Properties, Inc.
6.50% due 07/15/2011	2,900,000	2,989,195
PNC Funding Corp.
4.25% due 09/21/2015	990,000	993,891
Prologis
5.50% due 03/01/2013	1,990,000	1,888,210
5.625% due 11/15/2015	500,000	454,355
Prudential Financial, Inc., MTN
3.625% due 09/17/2012	2,375,000	2,389,656
5.15% due 01/15/2013	1,425,000	1,467,039
Rabobank Nederland
11.00% due 06/29/2049 (g)	500,000	612,500
Simon Property Group LP
5.625% due 08/15/2014	750,000	773,872
Simon Property Group LP, REIT
6.75% due 05/15/2014	3,000,000	3,217,443
Teco Finance, Inc.
7.00% due 05/01/2012	250,000	267,077
Unum Group
7.125% due 09/30/2016	535,000	541,311
W.R. Berkley Corp.
5.60% due 05/15/2015	4,015,000	3,900,516
Wachovia Bank NA
5.85% due 02/01/2037	3,500,000	3,385,424
Wachovia Bank NA, BKNT
6.60% due 01/15/2038	500,000	548,843
Wachovia Corp.
4.875% due 02/15/2014	1,140,000	1,161,235

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
WEA Finance LLC
6.75% due 09/02/2019 (g)	$2,060,000	$2,083,688

		91,047,366

Industrial - 2.23%
Commercial Metals Company
7.35% due 08/15/2018	150,000	158,366
CRH America, Inc.
8.125% due 07/15/2018	250,000	281,085
CSX Corp.
5.50% due 08/01/2013	500,000	536,135
GATX Corp.
4.75% due 10/01/2012	4,000,000	4,024,308
General Electric Company
5.00% due 02/01/2013	1,000,000	1,054,901
Holcim US Finance Sarl & Cie SCS
6.00% due 12/30/2019 (g)	380,000	384,624
Ingersoll-Rand Global Holding Company, Ltd.
6.00% due 08/15/2013	1,750,000	1,875,354
Republic Services, Inc.
5.50% due 09/15/2019 (g)	250,000	257,539
Roper Industries, Inc.
6.25% due 09/01/2019	45,000	46,713
Voto-Votorantim Overseas Trading Operations NV
6.625% due 09/25/2019 (g)	690,000	686,625

		9,305,650

Technology - 0.54%
Oracle Corp.
5.75% due 04/15/2018	2,050,000	2,258,772
Utilities - 5.43%
Allegheny Energy Supply Company LLC
5.75% due 10/15/2019 (g)	3,430,000	3,427,599
Appalachian Power Company, Series K
5.00% due 06/01/2017	3,005,000	3,003,098
Aquila, Inc.
11.875% due 07/01/2012	325,000	375,298
Commonwealth Edison Company
5.80% due 03/15/2018	3,700,000	3,997,206
Delmarva Power & Light Company
6.40% due 12/01/2013	500,000	553,152
Dominion Resources, Inc., Series A
5.60% due 11/15/2016	1,005,000	1,071,021
DTE Energy Company
6.35% due 06/01/2016	3,000,000	3,088,248
Duke Energy Corp.
6.30% due 02/01/2014	3,475,000	3,844,313
FirstEnergy Solutions Corp.
4.80% due 02/15/2015 (g)	2,080,000	2,137,240
Oncor Electric Delivery Company
6.375% due 05/01/2012	500,000	542,948
Sempra Energy
8.90% due 11/15/2013	500,000	584,351

		22,624,474

TOTAL CORPORATE BONDS (Cost $225,594,683)		$227,138,576

The accompanying notes are an integral part of the financial statements.
50

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.64%
American Tower Trust, Series 2007-1A, Class C
5.6151% due 04/15/2037	$1,025,000	$994,250
Federal Home Loan Mortgage Corp., Series 3571,
Class JA
4.50% due 04/15/2023	17,694,000	18,328,496
Government National Mortgage Association, Series
2009-42, Class DA
5.00% due 07/20/2031	15,974,851	16,698,527

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $35,963,187)		$36,021,273

REPURCHASE AGREEMENTS - 5.62%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
23,400,007 on 10/01/209,
collateralized by 21,850,000
Federal Home Loan Mortgage
Corp., 4.50% due 01/15/2013
(valued at 23,871,125, including
interest)	$23,400,000	$23,400,000

TOTAL REPURCHASE AGREEMENTS
(Cost $23,400,000)		$23,400,000

SHORT TERM INVESTMENTS - 13.44%
Federal Home Loan Bank Discount Notes
0.001% due 10/01/2009	$20,000,000	$20,000,000
U.S. Treasury Bills
0.014% due 10/15/2009	36,000,000	35,999,790

TOTAL SHORT TERM INVESTMENTS
(Cost $55,999,790)		$55,999,790

Total Investments (Bond Trust)
(Cost $503,443,404) - 121.45%		$506,114,839
Other assets and liabilities, net - (21.45)%		(89,379,772)

TOTAL NET ASSETS - 100.00%		$416,735,067

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.77%
Basic Materials - 2.28%
Monsanto Company	218,800	$16,935,120
Praxair, Inc.	49,100	4,010,979

		20,946,099
Communications - 16.81%
Amazon.com, Inc. *	318,100	29,697,816
Baidu, Inc., SADR * (a)	28,300	11,066,715
Cisco Systems, Inc. *	982,865	23,136,642
Google, Inc., Class A *	95,407	47,307,561
QUALCOMM, Inc.	851,400	38,295,972
Tencent Holdings, Ltd.	324,100	5,201,805

		154,706,511

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical - 12.72%
Coach, Inc.	150,360	$4,949,851
Costco Wholesale Corp.	190,900	10,778,214
CVS Caremark Corp.	439,800	15,718,452
Johnson Controls, Inc.	248,300	6,346,548
Kohl's Corp. *	270,400	15,426,320
Marriott International, Inc., Class A	177,600	4,899,984
NIKE, Inc., Class B (a)	244,578	15,824,196
Starbucks Corp. *	275,000	5,678,750
Target Corp.	322,000	15,030,960
Tiffany & Company (a)	144,009	5,548,667
Walt Disney Company	614,400	16,871,424

		117,073,366
Consumer, Non-cyclical - 29.15%
Abbott Laboratories	227,700	11,264,319
Alcon, Inc.	149,281	20,700,796
Amgen, Inc. *	73,200	4,408,836
Baxter International, Inc. (a)	391,400	22,313,714
Cadbury PLC, SADR	142,300	7,287,183
Celgene Corp. *	337,100	18,843,890
Colgate-Palmolive Company	207,000	15,789,960
Gilead Sciences, Inc. *	664,328	30,944,398
Illumina, Inc. *	32,500	1,381,250
Medco Health Solutions, Inc. *	425,600	23,539,936
Mylan, Inc. * (a)	387,600	6,205,476
PepsiCo, Inc.	307,865	18,059,361
Roche Holding AG, SADR	403,000	16,361,800
Shire Pharmaceuticals Group PLC, ADR	165,950	8,677,526
Talecris Biotherapeutics Holdings Corp. *	96,900	1,841,100
Teva Pharmaceutical Industries, Ltd., SADR	443,900	22,443,584
Unilever PLC, SADR	185,400	5,317,272
Vertex Pharmaceuticals, Inc. *	163,300	6,189,070
Visa, Inc. (a)	387,500	26,780,125

		268,349,596
Energy - 9.72%
Occidental Petroleum Corp.	304,500	23,872,800
Petroleo Brasileiro SA, ADR (a)	337,600	15,495,840
Schlumberger, Ltd.	218,706	13,034,878
Southwestern Energy Company *	359,300	15,334,924
Suncor Energy, Inc.	263,400	9,103,104
Weatherford International, Ltd. *	611,200	12,670,176

		89,511,722
Financial - 7.66%
Charles Schwab Corp.	708,669	13,571,011
Goldman Sachs Group, Inc.	161,790	29,825,987
JPMorgan Chase & Company	146,300	6,410,866
MasterCard, Inc., Class A (a)	102,500	20,720,375

		70,528,239
Industrial - 0.75%
Precision Castparts Corp.	25,900	2,638,433
United Technologies Corp.	69,600	4,240,728

		6,879,161
Technology - 19.68%
Adobe Systems, Inc. *	604,285	19,965,576
Agilent Technologies, Inc. *	366,705	10,205,400

The accompanying notes are an integral part of the financial statements.
51

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Analog Devices, Inc.	309,300	$8,530,494
Apple, Inc. *	218,366	40,478,506
Hewlett-Packard Company	356,800	16,844,528
International Business Machines Corp.	115,500	13,814,955
Microsoft Corp.	1,055,569	27,328,681
NetApp, Inc. *	325,300	8,679,004
Oracle Corp.	624,500	13,014,580
Salesforce.com, Inc. * (a)	146,800	8,357,324
SAP AG, SADR (a)	266,100	13,004,307
Shanda Games, Ltd., SADR *	80,700	944,190

		181,167,545

TOTAL COMMON STOCKS (Cost $802,997,137)		$909,162,239

SECURITIES LENDING COLLATERAL - 11.58%
Securities Lending Collateral - 11.58%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	10,648,380	106,590,286

TOTAL SECURITIES LENDING COLLATERAL
(Cost $106,596,638)		$106,590,286

REPURCHASE AGREEMENTS - 1.03%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$9,523,003 on 10/01/2009,
collateralized by $9,610,000
Federal National Mortgage
Association, 4.72% due
01/22/2018 (valued at $9,718,113,
including interest)	$9,523,000	$9,523,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,523,000)		$9,523,000

Total Investments (Capital Appreciation Trust)
(Cost $919,116,775) - 111.38%		$1,025,275,525
Other assets and liabilities, net - (11.38)%		(104,794,975)

TOTAL NET ASSETS - 100.00%		$920,480,550

Capital Appreciation Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 64.23%
Basic Materials - 0.10%
Air Products & Chemicals, Inc.	4,200	$325,836
Communications - 5.26%
Cablevision Systems Corp., Class A	210,800	5,006,500
Discovery Communications, Inc., Series A *	11,600	335,124
Discovery Communications, Inc., Series C *	46,000	1,197,380
Time Warner, Inc.	253,800	7,304,364
Vodafone Group PLC, SADR	154,400	3,474,000

		17,317,368
Consumer, Cyclical - 3.94%
AutoZone, Inc. *	2,900	424,038

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
CVS Caremark Corp.	71,400	$2,551,836
Kohl's Corp. * ***	17,600	1,004,080
Lowe's Companies, Inc.	176,500	3,695,910
McDonald's Corp.	43,200	2,465,424
Mitsubishi Corp.	51,700	1,038,316
Wal-Mart Stores, Inc. ***	36,700	1,801,603

		12,981,207
Consumer, Non-cyclical - 21.54%
Allergan, Inc.	41,600	2,361,216
Altria Group, Inc.	35,600	634,036
Baxter International, Inc.	39,700	2,263,297
Becton, Dickinson & Company	14,300	997,425
C.R. Bard, Inc.	49,500	3,891,195
Campbell Soup Company	27,300	890,526
Cardinal Health, Inc.	48,800	1,307,840
CareFusion Corp. *	121,500	2,648,700
Covidien PLC	184,000	7,959,840
DENTSPLY International, Inc.	25,800	891,132
Fortune Brands, Inc.	3,800	163,324
General Mills, Inc.	50,900	3,276,942
H.J. Heinz Company ***	39,100	1,554,225
Henry Schein, Inc. * (a)	64,957	3,566,789
Johnson & Johnson	52,800	3,214,992
Kellogg Company	102,200	5,031,306
McKesson Corp.	36,800	2,191,440
PepsiCo, Inc. ***	77,700	4,557,882
Pfizer, Inc. ***	102,300	1,693,065
Philip Morris International, Inc.	137,000	6,677,380
Procter & Gamble Company ***	72,537	4,201,343
Stryker Corp.	36,400	1,653,652
The Coca-Cola Company ***	21,100	1,133,070
Western Union Company	235,400	4,453,768
Wyeth	75,300	3,658,074

		70,872,459
Energy - 8.99%
CNX Gas Corp. *	100,300	3,079,210
Entergy Corp.	55,100	4,400,286
Exxon Mobil Corp. ***	116,700	8,006,787
Japan Petroleum Exploration Company, Ltd.	17,300	877,074
Murphy Oil Corp.	27,700	1,594,689
Oil States International, Inc. *	15,600	548,028
Spectra Energy Corp.	309,000	5,852,460
Williams Companies, Inc.	292,000	5,218,040

		29,576,574
Financial - 8.65%
Ameriprise Financial, Inc.	78,600	2,855,538
Aon Corp. (a)	126,800	5,159,492
Bank of America Corp.	190,165	3,217,592
JPMorgan Chase & Company	118,700	5,201,434
State Street Corp.	52,300	2,750,980
The St. Joe Company * (a)	44,400	1,292,928
U.S. Bancorp	39,300	859,098
Wells Fargo & Company (a)	117,400	3,308,332
White Mountains Insurance Group, Ltd.	12,440	3,819,204

		28,464,598

The accompanying notes are an integral part of the financial statements.
52

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial - 9.28%
3M Company	50,100	$3,697,380
Actuant Corp., Class A	100	1,606
Danaher Corp.	103,200	6,947,424
Goodrich Corp.	79,200	4,303,728
Lockheed Martin Corp.	56,200	4,388,096
Mettler-Toledo International, Inc. *	14,200	1,286,378
Northrop Grumman Corp.	23,600	1,221,300
Roper Industries, Inc.	14,000	713,720
Toyota Industries Corp.	23,400	637,593
Tyco Electronics, Ltd. *	140,300	3,125,884
Tyco International, Ltd.	59,400	2,048,112
United Technologies Corp.	35,500	2,163,015

		30,534,236
Technology - 1.84%
Electronic Arts, Inc. *	51,300	977,265
International Business Machines Corp.	20,900	2,499,849
Microsoft Corp. ***	99,500	2,576,055

		6,053,169
Utilities - 4.63%
American Electric Power Company, Inc.	105,800	3,278,742
CenterPoint Energy, Inc.	173,200	2,152,876
FPL Group, Inc.	18,300	1,010,709
NV Energy, Inc.	119,400	1,383,846
OGE Energy Corp.	87,500	2,894,500
PG&E Corp.	49,100	1,988,059
Sempra Energy	50,600	2,520,386

		15,229,118

TOTAL COMMON STOCKS (Cost $173,246,165)		$211,354,565

PREFERRED STOCKS - 0.29%
Communications - 0.05%
Crown Castle International Corp., 6.25%	2,832	148,623
Consumer, Non-cyclical - 0.15%
Heinz (H.J.) Finance Company, 8.00% (g)	4	411,125
Newell Financial Trust I, 5.25%	2,400	84,900

		496,025
Energy - 0.02%
Goodrich Petroleum Corp., Series B, 5.375%	1,500	71,716
Financial - 0.02%
AMG Capital Trust I, 5.10%	560	20,586
Aspen Insurance Holdings, Ltd., Series AHL,
5.625%	1,000	50,750

		71,336
Utilities - 0.05%
NRG Energy, Inc., 4.00%	112	159,174

TOTAL PREFERRED STOCKS (Cost $817,738)		$946,874

TERM LOANS - 3.11%
Basic Materials - 0.51%
Ashland, Inc.
7.65% due 05/20/2014 (b)	177,272	180,855
Georgia Pacific Corp., Tranche A
2.34% due 12/20/2010 (b)	161,887	155,512

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Basic Materials (continued)
Georgia-Pacific Corp., Term Loan B
2.34% due 12/20/2010 (b)	$1,395,150	$1,340,216

		1,676,583

Communications - 1.70%
Charter Communications Operating LLC
9.25% due 03/06/2014 (b)	498,737	475,047
CSC Holdings, Inc.
1.27% due 02/24/2012 (b)	418,919	404,780
2.0831% due 03/29/2013 (b)	498,711	477,828
DirecTV Holdings LLC, Term B
5.25% due 03/06/2010 (b)	1,488,722	1,460,277
Discovery Communications, Inc.
5.25% due 05/14/2014 (b)	748,125	759,908
Weather Channel, Tranche B
7.25% due 07/25/2015 (b)	1,989,981	2,021,489

		5,599,329

Consumer, Cyclical - 0.24%
MGM Mirage, Inc. Tranche B
6.00% due 03/11/2011 (b)	852,576	780,107
Consumer, Non-cyclical - 0.48%
Boston Scientific Corp.
2.35% due 04/21/2011 (b)	185,841	180,846
HCA, Inc., Term Loan A1
2.3475% due 11/18/2012 (b)	373,570	349,194
Invitrogen Corp., Tranche B
5.25% due 06/11/2015 (b)	594,375	597,585
Lear Corp.
3.3375% due 03/23/2012 (b)	500,000	449,688

		1,577,313

Financial - 0.18%
Nuveen Investments, Inc.
3.49% due 11/09/2014 (b)	681,308	587,968

TOTAL TERM LOANS (Cost $9,569,855)		$10,221,300

CORPORATE BONDS - 15.09%
Basic Materials - 0.45%
Freeport-McMoRan Copper & Gold, Inc.
4.995% due 04/01/2015 (b)	75,000	75,152
Georgia-Pacific LLC
8.25% due 05/01/2016 (g)	200,000	207,500
Newmont Mining Corp.
1.25% due 07/15/2014	105,000	124,950
Teck Resources, Ltd.
9.75% due 05/15/2014	300,000	330,000
10.75% due 05/15/2019	200,000	232,500
United States Steel Corp.
4.00% due 05/15/2014	311,000	494,490

		1,464,592

Communications - 2.88%
American Tower Corp., Series WI
7.00% due 10/15/2017	1,000,000	1,025,000
AOL Time Warner, Inc.
6.875% due 05/01/2012	888,000	977,528
CC Holdings GS V LLC
7.75% due 05/01/2017 (g)	825,000	853,875

The accompanying notes are an integral part of the financial statements.
53

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Crown Castle International Corp.
9.00% due 01/15/2015	$2,925,000	$3,063,938
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	15,000	15,562
DirecTV Holdings LLC
5.875% due 10/01/2019 (g)	85,000	85,098
Harris Corp.
6.375% due 06/15/2019	75,000	82,778
Liberty Media LLC
3.125% due 03/30/2023	208,000	205,920
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	75,000	76,688
9.25% due 11/01/2014	275,000	281,188
SBA Communications Corp.
1.875% due 05/01/2013	141,000	129,776
SBA Telecommunications, Inc.
8.00% due 08/15/2016 (g)	100,000	102,250
8.25% due 08/15/2019 (g)	75,000	77,250
Sirius XM Radio, Inc.
9.75% due 09/01/2015 (g)	225,000	229,500
Sprint Capital Corp.
6.90% due 05/01/2019	25,000	22,375
8.375% due 03/15/2012	125,000	129,063
Time Warner, Inc.
0.6844% due 11/13/2009 (b)	1,124,000	1,124,284
Verizon Wireless Capital LLC
3.025% due 05/20/2011 (b)(g)	475,000	491,400
3.75% due 05/20/2011 (g)	165,000	170,235
XM Satellite Radio, Inc.
11.25% due 06/15/2013 (g)	325,000	339,625

		9,483,333

Consumer, Cyclical - 1.74%
American Airlines Pass Through Trust 2009-1A
10.375% due 07/02/2019	120,000	130,800
Continental Airlines, Inc.
9.00% due 07/08/2016	315,000	333,900
Group 1 Automotive, Inc.
2.25% due 06/15/2036	1,091,000	759,609
Home Depot, Inc.
0.42% due 12/16/2009 (b)	1,779,280	1,778,330
4.625% due 08/15/2010	59,000	60,698
5.40% due 03/01/2016	575,000	601,155
Hyatt Hotels Corp.
6.875% due 08/15/2019 (g)	299,000	306,817
MGM Mirage, Inc.
10.375% due 05/15/2014 (g)	75,000	80,063
11.125% due 11/15/2017 (g)	100,000	110,000
Penske Auto Group, Inc.
3.50% due 04/01/2026	691,000	727,277
United Auto Group, Inc.
7.75% due 12/15/2016	20,000	18,450
Walgreen Company
4.875% due 08/01/2013	117,000	126,119
5.25% due 01/15/2019	255,000	277,220
Wal-Mart Stores, Inc.
3.20% due 05/15/2014	150,000	153,151
6.50% due 08/15/2037	210,000	245,093

		5,708,682

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical - 2.58%
Beckman Coulter, Inc.
6.00% due 06/01/2015	$120,000	$130,910
7.00% due 06/01/2019	120,000	137,597
Becton, Dickinson & Company
5.00% due 05/15/2019	115,000	121,463
CareFusion Corp.
6.375% due 08/01/2019 (g)	240,000	260,294
Fortune Brands, Inc.
6.375% due 06/15/2014	485,000	503,921
Johnson & Johnson
5.95% due 08/15/2037	560,000	637,639
Kellogg Company
4.45% due 05/30/2016	400,000	418,353
5.125% due 12/03/2012	120,000	130,260
Kraft Foods, Inc.
6.125% due 02/01/2018	247,000	261,741
Millipore Corp.
3.75% due 06/01/2026	3,046,000	3,167,840
Procter & Gamble Company
5.50% due 02/01/2034	215,000	226,892
Valeant Pharmaceuticals International
4.00% due 11/15/2013	16,000	17,220
William Wrigley Jr. Company
6.50% due 07/15/2010 (b)	2,443,671	2,479,104

		8,493,234

Energy - 2.71%
Anadarko Petroleum Corp.
8.70% due 03/15/2019	120,000	143,479
Boardwalk Pipelines LP
5.75% due 09/15/2019	240,000	239,608
Buckeye Partners LP
5.50% due 08/15/2019	275,000	281,072
ConocoPhillips
6.50% due 02/01/2039	310,000	357,351
Devon Energy Corp.
6.30% due 01/15/2019	155,000	171,009
EOG Resources, Inc.
5.625% due 06/01/2019	590,000	645,884
Forest Oil Corp.
8.50% due 02/15/2014 (g)	250,000	251,875
Goodrich Petroleum Corp.
3.25% due 12/01/2026	61,000	56,654
Gulfstream Natural Gas System LLC
6.95% due 06/01/2016 (g)	135,000	148,239
Hess Corp.
7.00% due 02/15/2014	235,000	262,245
8.125% due 02/15/2019	240,000	288,323
Magellan Midstream Partners LP
6.55% due 07/15/2019	55,000	61,117
Oil States International, Inc.
2.375% due 07/01/2025	1,042,000	1,335,062
Peabody Energy Corp.
6.875% due 03/15/2013	75,000	75,750
PetroHawk Energy Corp.
10.50% due 08/01/2014	400,000	430,000
Pride International, Inc.
8.50% due 06/15/2019	170,000	187,000

The accompanying notes are an integral part of the financial statements.
54

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Questar Market Resources, Inc.
6.80% due 03/01/2020	$120,000	$123,505
Quicksilver Resources, Inc.
11.75% due 01/01/2016	375,000	413,437
Range Resources Corp.
8.00% due 05/15/2019	200,000	205,000
Shell International Finance BV
6.375% due 12/15/2038	515,000	611,538
Southeast Supply Header LLC
4.85% due 08/15/2014	118,000	120,140
Spectra Energy Capital LLC
5.65% due 03/01/2020	125,000	128,154
StatoilHydro ASA
5.25% due 04/15/2019	515,000	556,717
Tennessee Gas Pipeline Company
8.00% due 02/01/2016	550,000	624,250
Williams Companies, Inc.
8.75% due 01/15/2020	700,000	804,751
XTO Energy, Inc.
6.50% due 12/15/2018	105,000	115,916
6.75% due 08/01/2037	240,000	266,984

		8,905,060

Financial - 1.65%
BP Capital Markets PLC
4.75% due 03/10/2019	245,000	257,588
Host Hotels & Resorts LP
2.625% due 04/15/2027 (g)	2,076,000	1,907,325
Janus Capital Group, Inc.
6.95% due 06/15/2017	675,000	642,320
Kreditanstalt Fuer Wiederaufbau
4.875% due 06/17/2019	2,419,000	2,630,454

		5,437,687

Government - 0.14%
Province of Ontario Canada
0.875% due 05/22/2012 (b)	470,000	474,985
Industrial - 0.63%
Agilent Technologies, Inc.
5.50% due 09/14/2015	120,000	123,436
BAE Systems Holdings, Inc.
6.375% due 06/01/2019 (g)	230,000	253,784
Ball Corp.
7.375% due 09/01/2019	125,000	126,875
Honeywell International, Inc.
5.00% due 02/15/2019	165,000	173,685
Republic Services, Inc.
5.50% due 09/15/2019 (g)	144,000	148,343
Roper Industries, Inc.
6.25% due 09/01/2019	375,000	389,274
Silgan Holdings, Inc.
7.25% due 08/15/2016 (g)	100,000	101,000
Tyco Electronics Group SA
6.00% due 10/01/2012	475,000	502,540
6.55% due 10/01/2017	250,000	261,705

		2,080,642

Technology - 1.47%
Analog Devices, Inc.
5.00% due 07/01/2014	610,000	640,896

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Technology (continued)
Linear Technology Corp., Series A
3.00% due 05/01/2027	$4,349,000	$4,196,785

		4,837,681
Utilities - 0.84%
Atmos Energy Corp.
8.50% due 03/15/2019	95,000	117,284
Black Hills Corp.
9.00% due 05/15/2014	95,000	107,669
Calpine Construction Finance Company LP
8.00% due 06/01/2016 (g)	750,000	768,750
CILCORP, Inc.
8.70% due 10/15/2009	5,000	5,000
Dominion Resources, Inc.
5.20% due 08/15/2019	135,000	140,173
Duke Energy Corp.
6.30% due 02/01/2014	205,000	226,787
Kansas Gas & Electric Company
6.70% due 06/15/2019 (g)	220,000	251,914
Nisource Finance Corp.
0.9769% due 11/23/2009 (b)	261,000	260,803
Pacific Gas & Electric Company
1.2519% due 06/10/2010 (b)	310,000	311,732
Public Service Company of Colorado
5.125% due 06/01/2019	220,000	235,842
Southern Company
4.15% due 05/15/2014	45,000	46,486
Virginia Electric and Power Company
6.00% due 01/15/2036	270,000	297,882

		2,770,322

TOTAL CORPORATE BONDS (Cost $45,205,250)		$49,656,218

CONVERTIBLE BONDS - 1.49%
Basic Materials - 0.03%
Newmont Mining Corp.
1.625% due 07/15/2017	83,000	97,006
Communications - 0.31%
JDS Uniphase Corp.
1.00% due 05/15/2026	1,053,000	884,520
Lucent Technologies, Inc., Series B
2.875% due 06/15/2025	18,000	15,288
VeriSign, Inc.
3.25% due 08/15/2037	119,000	103,233

		1,003,041

Energy - 0.68%
Peabody Energy Corp.
4.75% due 12/15/2066	2,098,000	1,846,240
Quicksilver Resources, Inc.
1.875% due 11/01/2024	350,000	396,375

		2,242,615
Financial - 0.09%
General Growth Properties LP
3.98% due 04/15/2027 ^ (g)	21,000	14,175
NASDAQ OMX Group, Inc.
2.50% due 08/15/2013	313,000	272,701

		286,876

The accompanying notes are an integral part of the financial statements.
55

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Industrial - 0.09%
SunPower Corp.
4.75% due 04/15/2014	$239,000	$307,115
Technology - 0.29%
Xilinx, Inc.
3.125% due 03/15/2037	1,100,000	966,625

TOTAL CONVERTIBLE BONDS (Cost $4,403,149)		$4,903,278

OPTIONS - 0.00%
Call Options - 0.00%
Johnson & Johnson
Expiration 01/16/2010 at $65.00 *	100	65
Wellpoint, Inc.
Expiration 01/16/2010 at $50.00 *	5,000	15,750

		15,815

TOTAL OPTIONS (Cost $17,751)		$15,815

SECURITIES LENDING COLLATERAL - 3.25%
Securities Lending Collateral - 3.25%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	1,067,834	10,689,019

TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,689,240)		$10,689,019

SHORT TERM INVESTMENTS - 15.38%
JPMorgan Chase & Company
0.5331% due 12/26/2012 (b)	$1,481,000	$1,493,336
T. Rowe Price Reserve Investment Fund,
0.3011%	49,124,037	49,124,037

TOTAL SHORT TERM INVESTMENTS
(Cost $50,605,037)		$50,617,373

REPURCHASE AGREEMENTS - 0.15%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$507,079 on 10/01/2009,
collateralized by $520,000 Federal
National Mortgage Association,
4.72% due 01/22/2018 (valued at
$521,950, including interest)	$507,079	$507,079

TOTAL REPURCHASE AGREEMENTS
(Cost $507,079)		$507,079

Total Investments (Capital Appreciation Value Trust)
(Cost $295,061,264) - 102.99%		$338,911,521
Other assets and liabilities, net - (2.99)%		(9,835,089)

TOTAL NET ASSETS - 100.00%		$329,076,432

Core Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.05%
Intermediate Bond - 13.01%
Total Bond Market A (Declaration) (i)	201,506	$2,788,846
International Large Cap - 10.30%
International Index (MFC Global U.S.A.) (i)	133,674	2,209,624
Moderate Allocation - 60.03%
Core Allocation Plus (Wellington)	1,250,884	12,871,600
U.S. Large Cap - 11.11%
500 Index (MFC Global U.S.A.) (i)(j)	259,395	2,381,246
U.S. Mid Cap - 4.60%
Mid Cap Index (MFC Global U.S.A.) (i)	72,667	986,823
U.S. Small Cap - 1.00%
Small Cap Index (MFC Global U.S.A.) (i)	19,827	214,527

TOTAL INVESTMENT COMPANIES (Cost $20,155,164)		$21,452,666

Total Investments (Core Allocation Trust)
(Cost $20,155,164) - 100.05%		$21,452,666
Other assets and liabilities, net - (0.05)%		(9,830)

TOTAL NET ASSETS - 100.00%		$21,442,836

Core Allocation Plus Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 62.09%
Basic Materials - 8.30%
Agnico Eagle Mines, Ltd.	5,700	$386,745
Anglo American PLC *	18,043	574,365
AngloGold Ashanti, Ltd., SADR	15,200	619,552
ArcelorMittal (a)	23,000	854,220
Barrick Gold Corp.	9,000	341,100
BHP Billiton, Ltd., SADR (a)	26,000	1,716,260
Biogen Idec, Inc. *	3,800	191,976
Cameco Corp.	21,200	589,360
Eastman Chemical Company	4,300	230,222
Eli Lilly & Company (a)	28,920	955,228
Fortescue Metals Group, Ltd. *	143,057	479,374
Freeport-McMoRan Copper & Gold, Inc.,
Class B	22,225	1,524,857
Fresnillo PLC	9,517	117,357
Gerdau SA, SADR	84,500	1,135,680
Goldcorp, Inc.	15,300	617,661
JSW Steel, Ltd.	18,293	316,351
Lubrizol Corp.	4,880	348,725
Mechel Steel Group, ADR	25,100	451,298
Monsanto Company	840	65,016
Nucor Corp.	1,600	75,216
PPG Industries, Inc. (a)	1,290	75,091
Shin-Etsu Chemical Company, Ltd.	3,000	183,366
The Mosaic Company	26,100	1,254,627
Thyssen Krupp AG	11,139	383,660
United States Steel Corp. (a)	38,100	1,690,497
Vale SA	21,200	490,356
Xstrata PLC *	64,717	953,096

		16,621,256

The accompanying notes are an integral part of the financial statements.
56

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications - 8.46%
Advanced Info Service PCL	165,000	$465,467
Alibaba.com, Ltd. *	154,500	356,390
Amazon.com, Inc. *	9,020	842,107
AT&T, Inc.	36,900	996,669
Baidu, Inc., SADR *	1,275	498,589
Cisco Systems, Inc. *	23,270	547,776
Comcast Corp., Class A	10,370	175,149
Comverse Technology, Inc. *	136,500	1,194,375
Corning, Inc.	12,100	185,251
DIRECTV Group, Inc. * (a)	4,030	111,147
DISH Network Corp. *	5,020	96,685
eBay, Inc. *	19,400	458,034
Expedia, Inc. *	6,640	159,028
Genius Products, Inc. *	16	3
Google, Inc., Class A *	1,270	629,730
Harris Corp.	4,100	154,160
JDS Uniphase Corp. *	20,810	147,959
KDDI Corp.	63	354,376
KT Corp.	11,970	412,232
LG Telecom, Ltd.	14,980	108,395
MCOT PCL	37,200	26,723
ModusLink Global Solutions, Inc. *	29,100	235,419
Motorola, Inc.	45,500	390,845
Netease.com, Inc., ADR * (a)	9,700	443,096
Perfect World Co, Ltd. *	5,200	250,120
QUALCOMM, Inc.	4,790	215,454
Qwest Communications International, Inc. (a)	19,300	73,533
Reed Elsevier NV	27,013	305,089
Shanda Interactive Entertainment, Ltd. * (a)	17,900	916,480
SINA Corp. *	17,800	675,688
SK Telecom Company, Ltd.	4,484	696,739
Softbank Corp.	28,900	630,949
Sohu.com, Inc. *	5,800	398,924
Sonus Networks, Inc. *	192,000	407,040
Sprint Nextel Corp. *	31,900	126,005
Symantec Corp. *	14,940	246,062
Tellabs, Inc. *	24,630	170,440
Tencent Holdings, Ltd.	23,900	384,315
Time Warner, Inc.	13,303	382,860
VeriSign, Inc. *	29,240	692,696
Verizon Communications, Inc.	14,600	441,942
Viacom, Inc., Class B *	3,410	95,616
Vodafone Group PLC	179,915	403,805
ZTE Corp., Class H	86,400	453,270

		16,956,632
Consumer, Cyclical - 5.01%
AutoNation, Inc. * (a)	3,800	68,704
AutoZone, Inc. *	800	116,976
Belle International Holdings, Ltd., GDR	92,000	93,368
Best Buy Company, Inc.	2,800	105,056
Big Lots, Inc. *	4,530	113,340
China Dongxiang Group Company	457,000	302,420
Cintas Corp.	4,600	139,426
Coach, Inc.	7,100	233,732
CVS Caremark Corp.	2,260	80,772
Darden Restaurants, Inc.	3,100	105,803

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Dufry Group AG *	4,854	$271,885
Family Dollar Stores, Inc.	2,900	76,560
Ford Motor Company *	187,350	1,350,793
Goodyear Tire & Rubber Company *	2,800	47,684
Huabao International Holdings, Ltd.	382,000	409,343
International Game Technology	22,000	472,560
J.C. Penney Company, Inc.	14,600	492,750
Kangwon Land, Inc.	23,320	343,865
Kinross Gold Corp.	22,100	479,570
Kohl's Corp. *	2,690	153,464
Li & Fung, Ltd.	58,000	236,570
Limited Brands, Inc.	31,600	536,884
Macy's, Inc.	7,500	137,175
Mattel, Inc.	19,400	358,124
McDonald's Corp.	4,180	238,553
Mitsui & Company, Ltd.	24,600	320,160
Mohawk Industries, Inc. *	1,300	61,997
Navistar International Corp. *	1,390	52,014
Nordstrom, Inc.	2,470	75,434
Office Depot, Inc. *	13,600	90,032
Polo Ralph Lauren Corp., Class A	1,200	91,944
RadioShack Corp.	4,600	76,222
Ross Stores, Inc.	1,900	90,763
Starbucks Corp. *	20,600	425,390
The Gap, Inc.	6,870	147,018
TJX Companies, Inc.	1,900	70,585
Walgreen Company	3,270	122,527
Wal-Mart Stores, Inc.	22,140	1,086,853
Wynn Macau, Ltd. *	32,000	41,620
XTEP International Holdings	680,500	325,465

		10,043,401
Consumer, Non-cyclical - 9.10%
Abbott Laboratories	12,840	635,195
Acco Brands Corp. *	7,200	51,984
Alkermes, Inc. *	14,700	135,093
Allergan, Inc.	1,600	90,816
Altria Group, Inc.	22,730	404,821
Amgen, Inc. *	8,500	511,955
Apollo Group, Inc., Class A *	3,200	235,744
Archer-Daniels-Midland Company	14,640	427,781
AstraZeneca Group PLC	3,523	157,959
AstraZeneca PLC, SADR (a)	4,800	215,760
Avery Dennison Corp.	2,840	102,268
Avon Products, Inc.	8,700	295,452
Becton, Dickinson & Company	1,720	119,970
Boston Scientific Corp. *	4,780	50,620
Bristol-Myers Squibb Company	27,540	620,201
Bunge, Ltd.	750	46,957
Cardinal Health, Inc.	14,300	383,240
Cephalon, Inc. *	3,400	198,016
China Yurun Food Group, Ltd	138,000	297,051
Colgate-Palmolive Company	2,840	216,635
ConAgra Foods, Inc.	1,700	36,856
Coventry Health Care, Inc. *	3,600	71,856
Cubist Pharmaceuticals, Inc. *	7,700	155,540
Daiichi Sankyo Company, Ltd.	8,900	183,605

The accompanying notes are an integral part of the financial statements.
57

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Dun & Bradstreet Corp.	1,000	$75,320
Eisai Company, Ltd.	6,800	254,853
Gilead Sciences, Inc. *	4,140	192,841
H & R Block, Inc.	10,710	196,850
Hansen Natural Corp. *	2,790	102,505
Health Net, Inc. *	9,400	144,760
Healthsouth Corp. *	8,095	126,606
Humana, Inc. *	4,100	152,930
Intuitive Surgical, Inc. *	540	141,615
ITT Educational Services, Inc. * (a)	800	88,328
Japan Tobacco, Inc.	59	200,912
Jiangsu Expressway, Ltd.	370,000	302,232
Johnson & Johnson	21,000	1,278,690
Kimberly-Clark Corp.	5,420	319,672
Kirin Brewery Company, Ltd.	13,000	198,711
McKesson Corp.	2,250	133,987
Medtronic, Inc.	4,285	157,688
Merck & Company, Inc. (a)	10,070	318,514
Moody's Corp.	3,200	65,472
New Oriental Education & Technology Group *	4,500	362,025
OSI Pharmaceuticals, Inc. *	5,900	208,270
People's Food Holdings, Ltd.	124,000	66,548
PepsiCo, Inc.	7,550	442,883
Pfizer, Inc.	72,600	1,201,530
Philip Morris International, Inc.	11,090	540,527
Procter & Gamble Company	11,840	685,773
Qinetiq PLC	121,991	274,504
R.R. Donnelley & Sons Company	12,700	270,002
Raffles Education Corp., Ltd.	514,000	184,612
Ralcorp Holdings, Inc. *	2,900	169,563
Reynolds American, Inc.	2,600	115,752
Safeway, Inc.	2,640	52,061
Sanofi-Aventis SA, ADR	9,000	332,550
Sanofi-Aventis SA	308	22,612
Sara Lee Corp.	7,090	78,983
Shionogi & Company, Ltd.	9,600	226,726
Smithfield Foods, Inc. * (a)	20,400	281,520
SUPERVALU, Inc.	7,470	112,498
Sysco Corp.	4,710	117,044
The Coca-Cola Company	3,650	196,005
The Kroger Company	3,660	75,542
Tingyi Cayman Islands Holding Corp.	120,000	247,858
UnitedHealth Group, Inc.	25,590	640,774
Watson Pharmaceuticals, Inc. *	2,450	89,768
WellPoint, Inc. *	6,490	307,366
Western Union Company	23,200	438,944
Whole Foods Market, Inc. * (a)	2,750	83,848
Wyeth	6,300	306,054

		18,230,003
Diversified - 0.37%
Beijing Enterprises Holdings, Ltd.	99,500	521,567
Groupe Bruxelles Lambert SA	2,356	217,779

		739,346
Energy - 6.34%
Anadarko Petroleum Corp.	4,700	294,831

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Apache Corp.	2,710	$248,859
BJ Services Company	5,700	110,751
Bumi Resources Tbk PT	1,295,500	431,880
Cameron International Corp. *	17,250	652,395
Canadian Natural Resources, Ltd.	8,200	553,738
Chevron Corp.	11,840	833,891
ConocoPhillips Company	15,240	688,238
CONSOL Energy, Inc.	34,540	1,558,100
Diamond Offshore Drilling, Inc.	8,980	857,770
Entergy Corp.	4,280	341,801
Exxon Mobil Corp.	20,685	1,419,198
Hess Corp.	2,100	112,266
Marathon Oil Corp.	3,815	121,699
Murphy Oil Corp.	2,640	151,985
Nabors Industries, Ltd. *	5,500	114,950
National Oilwell Varco, Inc. *	6,010	259,211
Noble Corp.	3,400	129,064
Noble Energy, Inc.	4,500	296,820
Occidental Petroleum Corp.	3,370	264,208
Peabody Energy Corp.	4,460	166,001
Petroleo Brasileiro SA, ADR	27,100	1,243,890
Schlumberger, Ltd.	1,300	77,480
Southwestern Energy Company *	3,890	166,025
Total SA	7,683	457,381
Ultra Petroleum Corp. *	1,510	73,930
Weatherford International, Ltd. *	52,300	1,084,179

		12,710,541
Financial - 9.73%
Aetna, Inc.	5,000	139,150
AFLAC, Inc.	1,200	51,288
Allstate Corp.	7,500	229,650
American Express Company	5,040	170,856
Annaly Capital Management, Inc., REIT	12,410	225,117
Bangkok Bank PCL, Foreign Shares	88,400	325,291
Bank of America Corp.	58,394	988,026
Bank of China, Ltd.	2,317,000	1,212,065
Bank of New York Mellon Corp.	12,100	350,779
BB&T Corp.	2,340	63,742
BlackRock, Inc.	340	73,719
BR Malls Participacoes SA *	8,100	95,558
China Construction Bank Corp.	616,000	490,178
China Merchants Bank Company, Ltd.	263,000	581,283
China Overseas Land & Investment, Ltd.	380,000	815,026
Chubb Corp.	1,530	77,127
CIGNA Corp.	3,400	95,506
Citigroup, Inc.	14,900	72,116
CME Group, Inc.	500	154,095
Comerica, Inc.	1,900	56,373
Deutsche Boerse AG	2,634	215,272
Fidelity National Financial, Inc., Class A	4,200	63,336
Fidelity National Information Services, Inc.	1,670	42,602
First Horizon National Corp. *	13,574	179,590
Goldman Sachs Group, Inc.	3,370	621,259
Hartford Financial Services Group, Inc.	10,700	283,550
Hudson City Bancorp, Inc.	26,160	344,004
Huntington Bancshares, Inc.	25,100	118,221

The accompanying notes are an integral part of the financial statements.
58

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
IntercontinentalExchange, Inc. *	700	$68,033
Itau Unibanco Holding SA	49,600	999,440
JPMorgan Chase & Company	23,530	1,031,085
Kotak Mahindra Bank, Ltd.	15,046	243,709
Lincoln National Corp.	11,900	308,329
Link, REIT	70,688	155,882
Lloyds TSB Group PLC *	441,652	733,394
Loews Corp.	2,470	84,597
Marsh & McLennan Companies, Inc.	22,800	563,844
MasterCard, Inc., Class A	880	177,892
MetLife, Inc.	3,600	137,052
Morgan Stanley	11,340	350,179
New York Community Bancorp, Inc. (a)	12,700	145,034
NYSE Euronext	2,840	82,048
Oversea-Chinese Banking Corp., Ltd.	41,101	227,608
Popular, Inc.	90,800	256,964
Prudential Financial, Inc.	2,700	134,757
Public Storage, Inc., REIT	3,320	249,797
Resolution, Ltd. *	199,546	295,784
Singapore Exchange, Ltd.	167,000	992,123
State Street Corp.	960	50,496
TD Ameritrade Holding Corp. *	5,000	98,100
The Travelers Companies, Inc.	5,140	253,042
Transatlantic Holdings, Inc.	1,600	80,272
U.S. Bancorp	3,400	74,324
UBS AG - Swiss Exchange *	42,800	784,454
UBS AG *	42,900	785,499
Unum Group	8,090	173,450
Washington Mutual, Inc. *	11,428	2,520
Wells Fargo & Company (a)	47,210	1,330,378
White Mountains Insurance Group, Ltd.	1,060	325,431
XL Capital, Ltd., Class A	9,100	158,886

		19,489,182
Industrial - 6.17%
3M Company	4,020	296,676
Anhui Conch Cement Company, Ltd., Class H	46,000	304,207
BAE Systems PLC	63,500	354,377
Belden, Inc.	41,100	949,410
Bemis Company, Inc.	2,800	72,548
Boeing Company	970	52,525
C.H. Robinson Worldwide, Inc.	1,860	107,415
Caterpillar, Inc. (a)	5,500	282,315
China Railway Group, Ltd. *	882,000	753,082
China Resources Cement Holdings, Ltd. *	282,000	141,909
Cooper Industries PLC *	1,850	69,504
CSX Corp.	1,730	72,418
Dover Corp.	1,400	54,264
East Japan Railway Company	4,300	308,795
Emerson Electric Company	1,350	54,108
Flowserve Corp.	1,700	167,518
Fluor Corp.	31,810	1,617,538
Garmin, Ltd. (a)	2,100	79,254
General Dynamics Corp.	6,650	429,590
General Electric Company	41,790	686,192
Hanjin Shipping Company, Ltd.	11,760	204,243
Heidelbergcement AG	5,873	381,005

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
ITT Corp.	2,900	$151,235
Jacobs Engineering Group, Inc. *	2,380	109,361
Jaiprakash Associates, Ltd.	94,131	464,493
Joy Global, Inc.	2,300	112,562
Kingboard Laminates Holdings, Ltd.	224,500	144,064
Lockheed Martin Corp.	1,960	153,037
Meggitt PLC	47,721	177,876
Metallurgical Corp. of China, Ltd. *	204,000	138,456
Mitsui O.S.K. Lines, Ltd.	28,000	164,865
MTR Corp., Ltd.	99,000	341,471
Norfolk Southern Corp.	2,160	93,118
Northrop Grumman Corp.	7,460	386,055
Precision Castparts Corp. (a)	1,530	155,861
Raytheon Company	4,440	212,987
Safran SA	14,293	267,836
Singapore Post, Ltd.	185,000	121,289
Terex Corp. *	9,700	201,081
Thermo Fisher Scientific, Inc. *	1,400	61,138
Tyco International, Ltd.	3,420	117,922
Union Pacific Corp.	820	47,847
United Parcel Service, Inc., Class B	3,350	189,174
United Technologies Corp.	7,700	469,161
Vinci SA	5,143	291,482
Viterra, Inc. *	20,761	207,096
Waste Management, Inc.	4,940	147,311

		12,365,671
Technology - 7.62%
Accenture PLC *	8,590	320,149
Affiliated Computer Services, Inc., Class A *	1,000	54,170
Apple, Inc. *	12,790	2,370,882
Broadcom Corp., Class A *	3,400	104,346
CA, Inc.	3,320	73,007
Computer Sciences Corp. *	5,330	280,944
Dell, Inc. *	14,750	225,085
Electronic Arts, Inc. *	23,100	440,055
EMC Corp. *	37,800	644,112
Emulex Corp. *	40,900	420,861
Fiserv, Inc. *	1,000	48,200
Hewlett-Packard Company	9,240	436,220
Intel Corp.	18,500	362,045
International Business Machines Corp.	9,920	1,186,531
L-3 Communications Holdings, Inc.	1,970	158,230
LSI Logic Corp. *	30,020	164,810
Marvell Technology Group, Ltd. *	2,980	48,246
Maxim Integrated Products, Inc.	56,800	1,030,352
MEMC Electronic Materials, Inc. *	32,100	533,823
Micron Technology, Inc. *	10,220	83,804
Microsoft Corp.	45,050	1,166,345
National Semiconductor Corp.	9,170	130,856
NVIDIA Corp. *	82,700	1,242,981
Oracle Corp.	5,690	118,580
Research In Motion, Ltd. *	11,500	776,825
Salesforce.com, Inc. *	2,500	142,325
Samsung Electronics Company, Ltd., GDR (g)	1,077	372,483
SanDisk Corp. *	5,500	119,350
Seagate Technology	35,900	546,039

The accompanying notes are an integral part of the financial statements.
59

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Taiwan Semiconductor
Manufacturing Company, Ltd.	107,508	$215,831
Teradata Corp. *	3,660	100,723
Teradyne, Inc. *	10,000	92,500
Texas Instruments, Inc.	10,400	246,376
Total Systems Services, Inc.	10,600	170,766
VMware, Inc., Class A *	11,600	465,972
Western Digital Corp. *	2,700	98,631
Wolfson Microelectronics PLC *	99,051	218,848
Xerox Corp.	7,800	60,372

		15,271,675
Utilities - 0.99%
AES Corp. *	5,380	79,731
Ameren Corp.	11,900	300,832
CenterPoint Energy, Inc.	6,610	82,162
Energen Corp.	1,840	79,304
Exelon Corp.	6,500	322,530
FirstEnergy Corp.	3,780	172,822
NiSource, Inc.	18,140	251,965
PPL Corp.	5,000	151,700
Public Service Enterprise Group, Inc.	3,390	106,582
Snam Rete Gas SpA	70,768	344,461
Xcel Energy, Inc.	4,260	81,962

		1,974,051

TOTAL COMMON STOCKS (Cost $107,514,449)		$124,401,758

PREFERRED STOCKS - 0.01%
Financial - 0.01%
Capital One Capital V, 10.25% *	20,000	22,100

TOTAL PREFERRED STOCKS (Cost $19,769)		$22,100

WARRANTS - 0.00%
Financial - 0.00%
Washington Mutual, Inc.
(Expiration Date 04/14/2013, Strike
Price USD 10.06) *	1,429	0

TOTAL WARRANTS (Cost $0)		$0

U.S. TREASURY OBLIGATIONS - 6.40%
U.S. Treasury Bonds - 5.42%
2.625% due 04/30/2016	950,000	937,680
4.25% due 05/15/2039	350,000	362,086
4.375% due 02/15/2038 ***	175,000	184,352
5.25% due 11/15/2028	400,000	464,375
5.50% due 08/15/2028	350,000	417,539
6.25% due 08/15/2023 ***	300,000	376,031
7.25% due 05/15/2016 to 08/15/2022	2,430,000	3,183,822
7.50% due 11/15/2016	725,000	934,627
8.75% due 05/15/2017 to 08/15/2020	2,775,000	4,003,230

		10,863,742
U.S. Treasury Notes - 0.98%
3.125% due 08/31/2013	1,150,000	1,205,254

Core Allocation Plus Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Notes (continued)
4.50% due 11/30/2011		$710,000	$762,363

			1,967,617

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,727,632)			$12,831,359

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.07%
Federal Home Loan Mortgage Corp. - 1.10%
4.50% due 10/01/2038		185,603	188,040
5.00% due 02/01/2038		828,900	857,652
5.125% due 10/18/2016		400,000	445,012
5.25% due 04/18/2016		300,000	334,625
5.50% due 10/01/2038		366,291	384,061

			2,209,390

Federal National Mortgage
Association - 0.65%
4.50% TBA **		225,000	227,883
4.875% due 12/15/2016		200,000	219,596
5.50% due 02/01/2038		288,951	302,800
6.00% due 05/15/2011		500,000	541,363

			1,291,642

Government National Mortgage
Association - 0.32%
5.00% due 04/15/2036 to 04/15/2038		620,026	643,993

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,049,551)			$4,145,025

FOREIGN GOVERNMENT OBLIGATIONS - 0.28%
Brazil - 0.28%
Federative Republic of Brazil
5.875% due 01/15/2019		200,000	214,000
7.125% due 01/20/2037		30,000	35,775
10.00% due 01/01/2017	BRL	600,000	305,619

			555,394

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $463,411)			$555,394

CORPORATE BONDS - 12.00%
Basic Materials - 0.31%
Arcelormittal
6.125% due 06/01/2018		$170,000	167,477
Cytec Industries, Inc.
6.00% due 10/01/2015		50,000	48,919
Potash Corp. of Saskatchewan, Inc.
4.875% due 03/30/2020		175,000	174,799
Rio Tinto Finance USA, Ltd.
6.50% due 07/15/2018		125,000	134,417
Weyerhaeuser Company
6.75% due 03/15/2012		20,000	20,836
7.375% due 10/01/2019		75,000	74,816

			621,264

Communications - 2.21%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		50,000	54,262
8.75% due 03/01/2031		60,000	79,480

The accompanying notes are an integral part of the financial statements.
60

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
AT&T, Inc.
5.50% due 02/01/2018	$150,000	$156,506
6.30% due 01/15/2038	300,000	314,293
British Telecommunications PLC
9.125% due 12/15/2010	30,000	32,300
9.625% due 12/15/2030	50,000	64,054
CBS Corp.
8.20% due 05/15/2014	95,000	103,420
Comcast Cable Communications LLC
8.50% due 05/01/2027	50,000	58,132
Comcast Corp.
6.45% due 03/15/2037	300,000	317,667
COX Communications, Inc.
5.45% due 12/15/2014	80,000	85,938
8.375% due 03/01/2039 (g)	80,000	98,686
Deutsche Telekom International Finance BV
8.75% due 06/15/2030	100,000	129,502
DirecTV Holdings LLC
4.75% due 10/01/2014 (g)	25,000	25,101
France Telecom SA
8.50% due 03/01/2031	100,000	138,268
News America Holdings, Inc.
9.25% due 02/01/2013	10,000	11,747
News America, Inc.
6.15% due 03/01/2037	75,000	73,384
7.28% due 06/30/2028	140,000	143,114
Rogers Communications, Inc.
6.80% due 08/15/2018	165,000	185,172
Rogers Wireless, Inc.
7.25% due 12/15/2012	50,000	56,514
Telecom Italia Capital SA
5.25% due 11/15/2013	175,000	184,090
6.00% due 09/30/2034	100,000	97,487
6.20% due 07/18/2011	50,000	53,246
Telefonica Europe BV
7.75% due 09/15/2010	140,000	148,091
Thomson Reuters Corp.
4.70% due 10/15/2019	175,000	174,596
Time Warner Cable, Inc.
5.85% due 05/01/2017	75,000	79,076
6.55% due 05/01/2037	40,000	42,502
6.75% due 07/01/2018	100,000	110,476
8.25% due 02/14/2014	50,000	58,266
Time Warner Companies, Inc.
9.125% due 01/15/2013	50,000	58,061
Time Warner, Inc.
7.625% due 04/15/2031	150,000	168,111
Verizon Communications, Inc.
5.55% due 02/15/2016	50,000	54,140
6.40% due 02/15/2038	50,000	53,425
6.90% due 04/15/2038	50,000	56,943
8.75% due 11/01/2018	210,000	262,343
8.95% due 03/01/2039	25,000	34,249
Verizon Wireless Capital LLC
5.55% due 02/01/2014 (g)	165,000	178,312
8.50% due 11/15/2018 (g)	35,000	43,702
Viacom, Inc.
5.625% due 09/15/2019	180,000	182,954
6.125% due 10/05/2017	30,000	32,123

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Viacom, Inc. (continued)
6.25% due 04/30/2016	$75,000	$80,892
Vodafone Group PLC
5.45% due 06/10/2019	140,000	145,770

		4,426,395

Consumer, Cyclical - 0.26%
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	47,481	44,157
CVS Caremark Corp.
6.125% due 08/15/2016	50,000	54,817
DaimlerChrysler NA Holding Corp.
7.30% due 01/15/2012	50,000	53,940
Southwest Airlines Company, Series 07-1
6.15% due 08/01/2022	23,372	23,372
Staples, Inc.
9.75% due 01/15/2014	70,000	84,087
Yum! Brands, Inc.
5.30% due 09/15/2019	260,000	261,171

		521,544

Consumer, Non-cyclical - 1.52%
Altria Group, Inc.
9.70% due 11/10/2018	165,000	204,939
10.20% due 02/06/2039	25,000	34,702
AmerisourceBergen Corp.
5.875% due 09/15/2015	75,000	80,777
Amgen, Inc.
6.40% due 02/01/2039	40,000	45,851
6.90% due 06/01/2038	100,000	121,734
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/2019 (g)	175,000	207,070
BAT International Finance PLC
9.50% due 11/15/2018 (g)	15,000	19,455
Bottling Group LLC
5.125% due 01/15/2019	45,000	47,955
Cargill, Inc.
5.60% due 09/15/2012 (g)	150,000	160,958
Coca-Cola Enterprises, Inc.
7.375% due 03/03/2014	145,000	170,237
Companhia de Bebidas das Americas
8.75% due 09/15/2013	60,000	70,200
Dr. Pepper Snapple Group, Inc.
6.82% due 05/01/2018	85,000	96,627
Express Scripts, Inc.
6.25% due 06/15/2014	60,000	65,937
General Mills, Inc.
5.20% due 03/17/2015	5,000	5,406
5.65% due 02/15/2019	25,000	27,076
Kellogg Company
4.45% due 05/30/2016	100,000	104,588
Kraft Foods, Inc.
6.75% due 02/19/2014	40,000	44,625
6.875% due 02/01/2038	70,000	77,061
Kroger Company
6.20% due 06/15/2012	50,000	54,587
6.75% due 04/15/2012	25,000	27,496
McKesson Corp.
7.50% due 02/15/2019	5,000	5,970

The accompanying notes are an integral part of the financial statements.
61

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Merck & Company, Inc.
4.00% due 06/30/2015	$125,000	$131,342
Novartis Securities Investment, Ltd.
5.125% due 02/10/2019	45,000	47,905
PepsiCo, Inc.
7.90% due 11/01/2018	65,000	82,077
Pfizer, Inc.
6.20% due 03/15/2019	170,000	191,613
Philip Morris International, Inc.
5.65% due 05/16/2018	195,000	207,561
President and Fellows of Harvard College
5.625% due 10/01/2038	100,000	108,542
Princeton University
5.70% due 03/01/2039	40,000	44,024
Quest Diagnostics, Inc.
6.95% due 07/01/2037	150,000	172,034
Roche Holdings, Inc.
6.00% due 03/01/2019 (g)	150,000	166,971
SABMiller PLC
6.50% due 07/01/2016 (g)	100,000	108,390
UnitedHealth Group, Inc.
6.00% due 02/15/2018	75,000	78,813
WellPoint, Inc.
7.00% due 02/15/2019	30,000	34,103

		3,046,626

Energy - 0.59%
Burlington Resources Finance Company
7.40% due 12/01/2031	25,000	30,128
Canadian Natural Resources, Ltd.
4.90% due 12/01/2014	50,000	52,503
ConocoPhillips
4.60% due 01/15/2015	85,000	90,720
5.90% due 05/15/2038	70,000	74,852
Enterprise Products Operating LLC
5.25% due 01/31/2020	110,000	109,922
Kinder Morgan Energy Partners LP
5.80% due 03/01/2021	210,000	213,326
6.50% due 02/01/2037	50,000	50,831
6.85% due 02/15/2020	100,000	109,223
Marathon Oil Corp.
6.50% due 02/15/2014	65,000	71,577
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	140,000	153,594
TransCanada Pipelines, Ltd.
7.625% due 01/15/2039	35,000	44,661
XTO Energy, Inc.
5.50% due 06/15/2018	175,000	180,597

		1,181,934

Financial - 5.18%
ACE Capital Trust II
9.70% due 04/01/2030	75,000	74,675
Aflac, Inc.
8.50% due 05/15/2019	65,000	77,485
American Express Company
7.25% due 05/20/2014	120,000	134,828
American Express Credit Corp.
5.125% due 08/25/2014	130,000	134,474

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
AvalonBay Communities, Inc., MTN
6.10% due 03/15/2020	$285,000	$294,795
Bank of America Corp.
5.65% due 05/01/2018	415,000	409,767
5.75% due 12/01/2017	60,000	59,891
Bank of New York Mellon Corp.
4.30% due 05/15/2014	60,000	63,537
Barclays Bank PLC
6.75% due 05/22/2019	120,000	134,212
Bear Stearns Companies, Inc.
5.35% due 02/01/2012	15,000	15,934
6.40% due 10/02/2017	115,000	125,105
6.95% due 08/10/2012	25,000	27,830
Brandywine Operating Partnership LP
7.50% due 05/15/2015	125,000	125,057
Capital One Financial Corp.
7.375% due 05/23/2014	20,000	22,320
Charles Schwab Corp.
4.95% due 06/01/2014	55,000	57,993
CIT Group, Inc.
7.625% due 11/30/2012 ^	40,000	26,052
Citigroup, Inc.
5.50% due 08/27/2012	100,000	102,997
6.125% due 11/21/2017	75,000	74,464
6.50% due 08/19/2013	245,000	257,189
6.875% due 03/05/2038	150,000	150,455
Countrywide Financial Corp.
4.50% due 06/15/2010	20,000	20,211
Credit Suisse New York
6.00% due 02/15/2018	300,000	314,087
Everest Reinsurance Holdings, Inc.
8.75% due 03/15/2010	50,000	51,334
General Electric Capital Corp.
4.80% due 05/01/2013	225,000	233,569
6.75% due 03/15/2032	90,000	91,883
General Electric Capital Corp., MTN
6.875% due 01/10/2039	15,000	15,710
General Electric Capital Corp., Series GMTN
2.00% due 09/28/2012	515,000	517,870
Goldman Sachs Group, Inc.
6.00% due 05/01/2014	90,000	97,878
6.15% due 04/01/2018	295,000	310,314
6.25% due 09/01/2017	85,000	89,895
6.75% due 10/01/2037	180,000	185,766
7.50% due 02/15/2019	110,000	125,798
HCP, Inc.
5.65% due 12/15/2013	130,000	128,613
HSBC Finance Corp.
4.75% due 07/15/2013	50,000	50,828
HSBC Holdings PLC
6.80% due 06/01/2038	300,000	336,633
HSBC Holdings PLC, EMTN
0.775% due 10/06/2016 (b)	150,000	142,575
Iberdrola Finance Ireland, Ltd.
5.00% due 09/11/2019 (g)	115,000	115,811
International Lease Finance Corp.
5.625% due 09/15/2010	50,000	47,714
John Deere Capital Corp.
5.10% due 01/15/2013	70,000	75,763

The accompanying notes are an integral part of the financial statements.
62

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
JPMorgan Chase & Company
3.70% due 01/20/2015	$175,000	$173,457
5.375% due 10/01/2012	50,000	53,799
6.00% due 01/15/2018	345,000	370,297
6.125% due 06/27/2017	100,000	105,396
6.40% due 05/15/2038	250,000	279,886
Kimco Realty Corp.
6.875% due 10/01/2019	120,000	122,731
Lazard Group LLC
6.85% due 06/15/2017	135,000	133,072
Liberty Property LP
7.25% due 03/15/2011	30,000	31,172
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	110,000	114,501
5.45% due 02/05/2013	100,000	103,692
6.40% due 08/28/2017	55,000	55,702
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	165,000	173,530
MetLife, Inc.
5.00% due 06/15/2015	150,000	156,645
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (g)	25,000	25,921
Morgan Stanley
5.30% due 03/01/2013	300,000	314,350
Morgan Stanley Dean Witter
6.60% due 04/01/2012	75,000	81,502
Morgan Stanley, MTN
6.00% due 04/28/2015	100,000	105,897
6.625% due 04/01/2018	100,000	105,742
Principal Financial Group, Inc.
6.05% due 10/15/2036	175,000	161,901
Prudential Financial, Inc., MTN
4.75% due 09/17/2015	120,000	119,158
5.15% due 01/15/2013	115,000	118,393
Realty Income Corp.
6.75% due 08/15/2019	210,000	204,536
Royal Bank of Scotland Group PLC
6.375% due 02/01/2011	125,000	125,088
Simon Property Group LP, REIT
5.30% due 05/30/2013	45,000	46,007
5.60% due 09/01/2011	110,000	114,504
6.75% due 05/15/2014	120,000	128,698
The Royal Bank of Scotland PLC
4.875% due 08/25/2014 (g)	160,000	162,459
UFJ Finance Aruba AEC
6.75% due 07/15/2013	100,000	111,123
United Dominion Realty Trust, Inc.
6.05% due 06/01/2013	30,000	30,392
Unitrin, Inc.
6.00% due 05/15/2017	25,000	20,327
Unum Group
7.125% due 09/30/2016	10,000	10,118
Wachovia Corp.
5.75% due 06/15/2017	180,000	190,165
Wachovia Corp., MTN
5.50% due 05/01/2013	195,000	208,644
WEA Finance LLC
7.125% due 04/15/2018 (g)	135,000	140,731
7.50% due 06/02/2014 (g)	100,000	107,770

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Wells Fargo & Company
4.95% due 10/16/2013	$240,000	$246,583
Wells Fargo & Company, Series I
3.75% due 10/01/2014	150,000	149,249
Westpac Banking Corp.
4.20% due 02/27/2015	150,000	152,457

		10,376,907

Industrial - 0.18%
General Electric Company
5.25% due 12/06/2017	280,000	287,350
Holcim US Finance Sarl & Cie SCS
6.00% due 12/30/2019 (g)	70,000	70,852

		358,202

Technology - 0.21%
International Business Machines Corp.
5.70% due 09/14/2017	100,000	110,208
L-3 Communications Corp.
5.20% due 10/15/2019 (g)	120,000	119,898
Oracle Corp.
6.125% due 07/08/2039	125,000	140,750
Xerox Corp.
6.35% due 05/15/2018	50,000	51,981

		422,837

Utilities - 1.54%
Carolina Power & Light Company
5.30% due 01/15/2019	55,000	59,566
6.50% due 07/15/2012	40,000	44,226
CenterPoint Energy Houston Electric LLC, Series U
7.00% due 03/01/2014	45,000	51,141
CenterPoint Energy Transition Bond Company
LLC, Series A-2
4.97% due 08/01/2014	43,087	45,327
CenterPoint Energy Transition Bond Company
LLC, Series A-4
5.17% due 08/01/2019	28,000	30,432
CenterPoint Energy, Inc.
6.50% due 05/01/2018	70,000	69,955
Commonwealth Edison Company
5.95% due 08/15/2016	150,000	163,548
Dominion Resources, Inc.
6.40% due 06/15/2018	70,000	78,360
Duke Energy Corp.
5.65% due 06/15/2013	160,000	171,414
EDP Finance BV
4.90% due 10/01/2019 (g)	115,000	115,822
Electricite de France SA
6.95% due 01/26/2039 (g)	75,000	92,922
Enel Finance International SA
6.80% due 09/15/2037 (g)	175,000	203,131
Georgia Power Company
5.25% due 12/15/2015	165,000	178,369
Midamerican Energy Holdings Company
6.125% due 04/01/2036	75,000	80,958
Midamerican Energy Holdings Company, MTN
5.125% due 01/15/2013	100,000	105,876
NiSource Finance Corp.
6.40% due 03/15/2018	75,000	74,860

The accompanying notes are an integral part of the financial statements.
63

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Northern States Power Company
6.25% due 06/01/2036	$35,000	$40,551
Ohio Edison Company
6.875% due 07/15/2036	60,000	68,717
Oncor Electric Delivery Company
7.50% due 09/01/2038	45,000	57,958
Potomac Electric Power Company
6.50% due 11/15/2037	125,000	143,781
PPL Electric Utilities Corp.
6.25% due 05/15/2039	20,000	22,825
Public Service Company of Colorado
5.125% due 06/01/2019	165,000	176,881
Puget Sound Energy, Inc.
5.757% due 10/01/2039	70,000	71,392
San Diego Gas & Electric Company
6.00% due 06/01/2039	35,000	40,087
Sempra Energy
6.50% due 06/01/2016	115,000	127,126
Southern California Edison Company
6.00% due 01/15/2034	150,000	169,819
Taqa Abu Dhabi National Energy Company
6.50% due 10/27/2036 (g)	150,000	144,834
Union Electric Company
6.40% due 06/15/2017	75,000	82,846
6.70% due 02/01/2019	75,000	84,646
Virginia Electric and Power Company
8.875% due 11/15/2038	100,000	142,249
Wisconsin Energy Corp.
6.20% due 04/01/2033	15,000	16,482
Wisconsin Power and Light Company
5.00% due 07/15/2019	125,000	128,804

		3,084,905

TOTAL CORPORATE BONDS (Cost $22,095,086)		$24,040,614

MUNICIPAL BONDS - 0.33%
California - 0.05%
University of California
5.77% due 05/15/2043	85,000	91,271
Illinois - 0.05%
Illinois State Toll Highway Authority
6.184% due 01/01/2034	95,000	106,380
Missouri - 0.06%
Curators University Missouri System Facilities
Revenue
5.96% due 11/01/2039	110,000	121,968
New Jersey - 0.06%
New Jersey State Turnpike Authority
7.414% due 01/01/2040	100,000	123,718
New York - 0.02%
Port Authority of New York & New Jersey
6.04% due 12/01/2029	45,000	49,684
Texas - 0.09%
North Texas Tollway Authority
6.718% due 01/01/2049	155,000	178,256

TOTAL MUNICIPAL BONDS (Cost $593,579)		$671,277

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.23%
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class A5
4.857% due 07/10/2043 (b)	$260,000	$255,448
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A4
5.9286% due 05/10/2045 (b)	175,000	168,235
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.351% due 09/10/2047 (b)	185,000	179,985
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class A6
4.75% due 02/13/2046 (b)	75,000	74,333
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR9, Class A4A
4.871% due 09/11/2042	250,000	236,362
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-T26, Class A4
5.471% due 01/12/2045 (b)	300,000	278,125
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW11, Class A4
5.6225% due 03/11/2039 (b)	225,000	217,203
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW12, Class A4
5.9029% due 09/11/2038 (b)	255,000	247,563
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW13, Class A4
5.54% due 09/11/2041	245,000	233,851
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class A4
5.537% due 10/12/2041	300,000	286,023
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	300,000	264,731
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-T28, Class A4
5.742% due 09/11/2042 (b)	195,000	182,479
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.9607% due 06/10/2046 (b)	249,000	238,197
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.5482% due 02/15/2039 (b)	300,000	283,279
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035 (g)	25,000	25,000
Greenwich Capital Commercial Funding Corp,
Series 2004-GG1, Class A7
5.317% due 06/10/2036 (b)	70,000	70,831
Greenwich Capital Commercial Funding Corp,
Series 2005-GG3, Class A4
4.799% due 08/10/2042 (b)	300,000	287,901
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class A4A
4.751% due 07/10/2039	300,000	281,249
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.0652% due 04/15/2045 (b)	250,000	232,491
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class A4
4.918% due 10/15/2042 (b)	175,000	172,075

The accompanying notes are an integral part of the financial statements.
64

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust, Series
2007-C7, Class A3
5.866% due 09/15/2045 (b)	$300,000	$264,761
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.0799% due 06/15/2038 (b)	160,000	151,496
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6561% due 05/12/2039 (b)	100,000	93,875
Morgan Stanley Capital I, Series 2005-T17, Class A5
4.78% due 12/13/2041	300,000	292,942
Morgan Stanley Capital I, Series 2005-T19, Class
A4A
4.89% due 06/12/2047	250,000	245,883
Morgan Stanley Capital I, Series 2006-IQ11, Class
A4
5.9415% due 10/15/2042 (b)	185,000	174,228
Morgan Stanley Capital I, Series 2006-IQ12, Class
A4
5.332% due 12/15/2043	140,000	125,339
Morgan Stanley Capital I, Series 2006-T21, Class A4
5.162% due 10/12/2052 (b)	100,000	95,035
Morgan Stanley Capital I, Series 2008-T29, Class A4
6.4579% due 01/11/2043 (b)	230,000	223,109
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP1, Class A4
6.66% due 02/15/2033	61,361	63,475
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP3, Class A4
6.39% due 06/15/2011	78,984	82,328
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	180,000	188,935
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	70,000	70,544
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A4
4.935% due 04/15/2042	100,000	97,919
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.118% due 07/15/2042 (b)	85,000	82,788

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,007,161)		$6,468,018

ASSET BACKED SECURITIES - 0.19%
Aesop Funding II LLC
5.68% due 02/20/2014 (g)	235,000	234,985
Capital Auto Receivables Asset Trust,
Series 2006-2, Class A3A
4.98% due 05/15/2011	5,564	5,647
Chase Issuance Trust, Series 2005-A4, Class A4
4.23% due 01/15/2013	64,000	65,453
USAA Auto Owner Trust, Series 2006-4, Class A4
4.98% due 10/15/2012	69,000	71,438

TOTAL ASSET BACKED SECURITIES
(Cost $372,586)		$377,523

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS - 0.12%
Call Options - 0.12%
Housing Development Financial Corp.
Expiration 06/29/2010 at $6.70 *	35,559	$238,169

TOTAL OPTIONS (Cost $179,354)		$238,169

SECURITIES LENDING COLLATERAL - 3.00%
Securities Lending Collateral - 3.00%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	601,036	6,016,375

TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,016,565)		$6,016,375

REPURCHASE AGREEMENTS - 12.34%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$24,735,007 on 10/01/2009,
collateralized by $23,910,000
Federal Home Loan Bank, 3.625%
due 07/01/2011 (valued at
$25,234,614, including interest)	$24,735,000	$24,735,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,735,000)		$24,735,000

Total Investments (Core Allocation Plus Trust)
(Cost $184,774,143) - 102.06%		$204,502,612
Other assets and liabilities, net - (2.06)%		(4,131,362)

TOTAL NET ASSETS - 100.00%		$200,371,250

Core Balanced Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.03%
Intermediate Bond - 13.00%
Total Bond Market A (Declaration) (i)	331,183	$4,583,567
International Large Cap - 5.62%
International Index (MFC Global U.S.A.) (i)	119,896	1,981,881
Investment Companies - 60.01%
Balanced (T. Rowe Price)	1,445,830	21,152,491
U.S. Large Cap - 18.60%
500 Index (MFC Global U.S.A.) (i)(j)	714,300	6,557,272
U.S. Mid Cap - 1.40%
Mid Cap Index (MFC Global U.S.A.) (i)	36,344	493,558
U.S. Small Cap - 1.40%
Small Cap Index (MFC Global U.S.A.) (i)	45,615	493,558

TOTAL INVESTMENT COMPANIES (Cost $32,659,578)		$35,262,327

Total Investments (Core Balanced Trust)
(Cost $32,659,578) - 100.03%		$35,262,327
Other assets and liabilities, net - (0.03)%		(9,583)

TOTAL NET ASSETS - 100.00%		$35,252,744

The accompanying notes are an integral part of the financial statements.
65

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Balanced Strategy Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 103.15%
Intermediate Bond - 51.57%
Total Bond Market A (Declaration) (i)	12,903	$178,584
International Large Cap - 13.67%
International Index (MFC Global U.S.A.) * (i)	2,863	47,325
U.S. Large Cap - 25.27%
500 Index (MFC Global U.S.A.) (i)(j)	9,532	87,506
U.S. Mid Cap - 8.00%
Mid Cap Index (MFC Global U.S.A.) (i)	2,038	27,680
U.S. Small Cap - 4.64%
Small Cap Index (MFC Global U.S.A.) (i)	1,485	16,073

TOTAL INVESTMENT COMPANIES (Cost $357,358)		$357,168

Total Investments (Core Balanced Strategy Trust)
(Cost $357,358) - 103.15%		$357,168
Other assets and liabilities, net - (3.15)%		(10,895)

TOTAL NET ASSETS - 100.00%		$346,273

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 17.25%
U.S. Treasury Bonds - 2.34%
3.50% due 02/15/2039	$12,732,000	$11,534,403
4.25% due 05/15/2039	3,239,000	3,350,846
4.50% due 08/15/2039	4,552,000	4,907,625
6.25% due 05/15/2030	934,000	1,222,372
8.875% due 02/15/2019	965,000	1,395,330

		22,410,576
U.S. Treasury Notes - 14.91%
0.875% due 05/31/2011	39,560,000	39,654,271
1.00% due 07/31/2011 to 08/31/2011	2,686,000	2,693,123
1.375% due 09/15/2012	658,000	656,869
1.50% due 07/15/2012	45,000	45,225
1.875% due 04/30/2014	8,400,000	8,301,562
2.375% due 08/31/2014 to 09/30/2014	9,940,000	9,970,269
2.625% due 06/30/2014 to 07/31/2014	12,968,000	13,194,844
2.75% due 02/15/2019	17,665,000	16,857,657
3.00% due 08/31/2016	1,085,000	1,091,443
3.125% due 05/15/2019	28,920,000	28,456,817
3.625% due 08/15/2019	20,952,000	21,505,259

		142,427,339

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $162,321,146)		$164,837,915

U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.25%
Federal Home Loan Mortgage Corp. - 5.71%
3.57% due 06/15/2029	103,405	105,515
4.50% due 06/15/2025	735,000	769,378
5.00% due 12/01/2034 to 06/01/2036	5,337,195	5,535,493
5.50% due 01/01/2018 to 12/01/2037	30,213,180	31,991,490
5.73% due 02/01/2037 (b)	817,391	867,457
5.821% due 11/01/2038 (b)	2,652,386	2,814,846
5.91% due 03/01/2037 (b)	575,531	610,782

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
5.954% due 03/01/2038 (b)	$3,595,098	$3,815,300
5.967% due 01/01/2037 (b)	619,725	657,684
5.977% due 11/01/2037 (b)	163,040	173,026
6.00% due 10/01/2019 to 03/01/2034	685,585	735,124
5.995% due 01/01/2037 (b)	5,018,554	5,325,943
6.376% due 10/01/2037 (b)	317,789	337,254
6.50% due 07/01/2034	725,978	781,844

		54,521,136

Federal National Mortgage
Association - 28.81%
4.50% due 11/01/2033 to 11/01/2035	5,994,752	6,112,235
4.50% TBA **	2,500,000	2,523,535
5.00% due 09/01/2033 to 07/01/2035	18,903,732	19,618,195
5.00% TBA **	21,000,000	21,610,313
5.50% due 01/01/2018 to 08/01/2037	148,409,122	157,378,218
5.50% TBA **	10,500,000	10,947,890
5.586% due 05/01/2037 (b)	827,913	878,623
5.672% due 05/01/2037 (b)	510,980	542,277
5.691% due 02/01/2039 (b)	2,013,584	2,136,917
5.745% due 05/01/2037 (b)	2,772,081	2,941,873
5.884% due 02/01/2037 (b)	258,812	274,665
5.925% due 03/01/2037 (b)	446,862	474,233
5.939% due 01/01/2037 (b)	367,828	390,357
5.961% due 01/01/2037 (b)	737,964	783,165
5.981% due 04/01/2037 (b)	301,558	320,029
6.00% due 10/01/2019 to 11/01/2038	32,860,028	34,951,002
6.00% TBA **	500,000	527,422
6.017% due 01/01/2037 (b)	292,597	310,519
6.033% due 10/01/2037 (b)	431,294	457,711
6.11% due 12/01/2036 (b)	251,616	267,028
6.118% due 11/01/2037 (b)	650,062	689,879
6.127% due 09/01/2037 (b)	978,959	1,038,921
6.204% due 09/01/2037 (b)	771,910	819,190
6.272% due 10/01/2036 (b)	587,545	623,532
6.277% due 09/01/2037 (b)	1,118,477	1,179,073
6.331% due 07/01/2037 (b)	123,568	130,142
6.50% due 12/01/2037	3,351,281	3,565,187
6.50% TBA **	1,500,000	1,590,469
7.00% due 01/01/2035 to 06/01/2035	1,938,017	2,128,332

		275,210,932

Government National Mortgage
Association - 2.73%
4.50% TBA **	24,500,000	24,798,593
6.50% due 12/15/2032	1,181,740	1,274,010

		26,072,603

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $350,321,566)		$355,804,671

FOREIGN GOVERNMENT OBLIGATIONS - 1.97%
Brazil - 0.35%
Federative Republic of Brazil
5.625% due 01/07/2041	1,000,000	974,980
7.125% due 01/20/2037	1,980,000	2,361,150

		3,336,130

The accompanying notes are an integral part of the financial statements.
66

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Canada - 0.87%
Province of Ontario, Canada
4.00% due 10/07/2019	$2,475,000	$2,473,169
4.10% due 06/16/2014	5,535,000	5,859,397

		8,332,566

Poland - 0.12%
Republic of Poland
6.375% due 07/15/2019	980,000	1,096,326
South Africa - 0.09%
South Africa Government International Bond
6.875% due 05/27/2019	780,000	869,700
South Korea - 0.54%
Republic of Korea
7.125% due 04/16/2019	4,440,000	5,181,714

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $17,813,960)		$18,816,436

CORPORATE BONDS - 23.69%
Basic Materials - 1.01%
International Paper Company
7.50% due 08/15/2021	910,000	964,204
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013	1,600,000	1,723,881
9.00% due 05/01/2019	1,320,000	1,620,398
The Dow Chemical Company
4.85% due 08/15/2012	2,015,000	2,095,314
8.55% due 05/15/2019	2,930,000	3,293,748

		9,697,545

Communications - 3.26%
AT&T Broadband Corp.
8.375% due 03/15/2013	2,078,000	2,413,495
British Sky Broadcasting Group PLC
9.50% due 11/15/2018 (g)	3,160,000	4,043,154
British Telecommunications PLC
9.625% due 12/15/2030	795,000	1,018,454
Cisco Systems, Inc.
5.90% due 02/15/2039	1,060,000	1,147,421
DirecTV Holdings LLC
5.875% due 10/01/2019 (g)	780,000	780,899
France Telecom SA
7.75% due 03/01/2011	1,115,000	1,207,294
News America, Inc.
6.90% due 08/15/2039 (g)	825,000	878,281
Qwest Corp.
7.50% due 10/01/2014	2,250,000	2,272,500
Rogers Cable, Inc.
5.50% due 03/15/2014	620,000	663,762
Rogers Wireless, Inc.
6.375% due 03/01/2014	3,700,000	4,084,563
Telefonica Emisiones SAU
5.984% due 06/20/2011	1,385,000	1,475,719
Thomson Reuters Corp.
5.95% due 07/15/2013	945,000	1,037,435
Verizon Wireless Capital LLC
3.75% due 05/20/2011 (g)	2,645,000	2,728,918
5.55% due 02/01/2014 (g)	660,000	713,249

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Verizon Wireless Capital LLC (continued)
7.375% due 11/15/2013 (g)	$4,290,000	$4,926,482
8.50% due 11/15/2018 (g)	1,400,000	1,748,085

		31,139,711

Consumer, Cyclical - 0.23%
CVS Caremark Corp.
6.125% due 09/15/2039	1,105,000	1,124,031
6.60% due 03/15/2019	940,000	1,059,633

		2,183,664

Consumer, Non-cyclical - 2.27%
Altria Group, Inc.
9.70% due 11/10/2018	2,125,000	2,639,371
Amgen, Inc.
6.40% due 02/01/2039	1,635,000	1,874,147
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/2019 (g)	2,050,000	2,425,683
CareFusion Corp.
4.125% due 08/01/2012 (g)	1,095,000	1,124,012
5.125% due 08/01/2014 (g)	1,795,000	1,873,029
6.375% due 08/01/2019 (g)	1,260,000	1,366,543
Coventry Health Care, Inc.
5.95% due 03/15/2017	1,500,000	1,344,976
Express Scripts, Inc.
5.25% due 06/15/2012	1,120,000	1,188,924
6.25% due 06/15/2014	270,000	296,715
Roche Holdings, Inc.
6.00% due 03/01/2019 (g)	3,786,000	4,214,344
Schering-Plough Corp.
6.55% due 09/15/2037	825,000	1,000,835
UnitedHealth Group, Inc.
6.875% due 02/15/2038	2,090,000	2,307,011

		21,655,590

Diversified - 0.56%
Hutchison Whampoa International, Ltd.
4.625% due 09/11/2015 (g)	4,060,000	4,056,687
5.75% due 09/11/2019 (g)	1,295,000	1,303,808

		5,360,495

Energy - 3.78%
Anadarko Petroleum Corp.
8.70% due 03/15/2019	3,035,000	3,628,831
Cenovus Energy, Inc.
5.70% due 10/15/2019 (g)	745,000	763,916
Energy Transfer Partners LP
8.50% due 04/15/2014	2,615,000	3,021,750
9.00% due 04/15/2019	1,960,000	2,356,629
Husky Energy, Inc.
5.90% due 06/15/2014	935,000	1,008,627
6.80% due 09/15/2037	380,000	415,508
7.25% due 12/15/2019	1,020,000	1,169,879
Kinder Morgan, Inc.
6.50% due 09/01/2012	4,190,000	4,305,225
Petrobras International Finance Company
7.875% due 03/15/2019	3,885,000	4,482,319
Ras Laffan Liquefied Natural Gas Company, Ltd. III
4.50% due 09/30/2012 (g)	1,315,000	1,361,982
5.50% due 09/30/2014 (g)	2,940,000	3,121,172

The accompanying notes are an integral part of the financial statements.
67

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Ras Laffan Liquefied Natural Gas Company, Ltd. III
(continued)
6.332% due 09/30/2027 (g)	$1,190,000	$1,169,901
Shell International Finance BV
3.25% due 09/22/2015	2,960,000	2,979,163
Suncor Energy, Inc.
6.50% due 06/15/2038	1,610,000	1,663,413
Total Capital SA
3.125% due 10/02/2015	3,705,000	3,689,892
Valero Energy Corp.
9.375% due 03/15/2019	815,000	949,698

		36,087,905

Financial - 9.83%
American Express Company
7.25% due 05/20/2014	2,385,000	2,679,710
8.15% due 03/19/2038	1,435,000	1,751,174
Bank of America Corp.
5.75% due 12/01/2017	1,305,000	1,302,621
7.375% due 05/15/2014	1,615,000	1,796,952
7.625% due 06/01/2019	2,765,000	3,115,577
Barclays Bank PLC, Series 1
5.00% due 09/22/2016	1,950,000	1,974,898
BP Capital Markets PLC
3.875% due 03/10/2015	5,825,000	6,017,580
Capital One Bank USA NA
8.80% due 07/15/2019	1,455,000	1,681,920
Citigroup Funding, Inc.
1.875% due 10/22/2012	3,690,000	3,699,155
Citigroup, Inc.
6.125% due 05/15/2018	1,948,000	1,918,085
8.125% due 07/15/2039	1,250,000	1,399,236
Credit Suisse New York
6.00% due 02/15/2018	1,585,000	1,659,425
Credit Suisse New York, MTN
5.00% due 05/15/2013	1,865,000	1,973,763
Goldman Sachs Capital II
5.793% until 06/01/2012, then variable
due 12/29/2049 (b)	3,790,000	2,728,800
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	1,225,000	1,280,159
5.45% due 11/01/2012	2,655,000	2,843,441
6.75% due 10/01/2037	2,535,000	2,616,199
7.50% due 02/15/2019	1,934,000	2,211,755
HCP, Inc.
5.65% due 12/15/2013	1,705,000	1,686,815
6.00% due 01/30/2017	350,000	326,875
HCP, Inc., MTN
6.30% due 09/15/2016	575,000	553,291
6.70% due 01/30/2018	640,000	615,765
HSBC Holdings PLC
6.80% due 06/01/2038	1,010,000	1,133,330
JPMorgan Chase & Company
5.375% due 10/01/2012	3,365,000	3,620,696
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017	2,095,000	2,203,414
JPMorgan Chase Capital XXV, Series Y
6.80% due 10/01/2037	1,786,000	1,797,370

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Lazard Group LLC
6.85% due 06/15/2017	$2,551,000	$2,514,567
7.125% due 05/15/2015	2,715,000	2,742,090
Liberty Mutual Group, Inc.
7.50% due 08/15/2036 (g)	936,000	790,409
Mack-Cali Realty Corp.
7.75% due 08/15/2019	805,000	829,467
Morgan Stanley
6.00% due 05/13/2014	3,760,000	4,002,919
7.25% due 04/01/2032	1,170,000	1,357,232
Morgan Stanley, MTN
5.625% due 09/23/2019	825,000	813,619
5.95% due 12/28/2017	2,300,000	2,341,731
Private Export Funding Corp.
3.05% due 10/15/2014	725,000	731,588
Simon Property Group LP, REIT
6.75% due 05/15/2014	1,255,000	1,345,964
Societe Financement de l'Economie Francaise
2.875% due 09/22/2014 (g)	4,785,000	4,794,809
Swedish Export Credit
3.25% due 09/16/2014	4,080,000	4,052,458
US Bank NA, MTN
5.92% due 05/25/2012	1,428,722	1,517,303
Vale Overseas, Ltd.
5.625% due 09/15/2019	740,000	755,419
WEA Finance LLC
5.40% due 10/01/2012 (g)	1,389,000	1,426,911
6.75% due 09/02/2019 (g)	2,280,000	2,306,218
7.125% due 04/15/2018 (g)	3,425,000	3,570,408
7.50% due 06/02/2014 (g)	3,140,000	3,383,987

		93,865,105

Technology - 0.42%
Dell, Inc.
5.875% due 06/15/2019	700,000	750,436
Hewlett-Packard Company
4.75% due 06/02/2014	2,519,000	2,703,555
International Business Machines Corp.
7.625% due 10/15/2018	470,000	578,368

		4,032,359

Utilities - 2.33%
Dominion Resources, Inc.
8.875% due 01/15/2019	3,685,000	4,662,240
DPL, Inc.
6.875% due 09/01/2011	1,160,000	1,249,100
Duke Energy Corp.
6.30% due 02/01/2014	1,655,000	1,830,888
Enel Finance International SA
5.125% due 10/07/2019 (g)	1,145,000	1,139,962
6.00% due 10/07/2039 (g)	1,905,000	1,896,618
Exelon Generation Company LLC
5.20% due 10/01/2019	495,000	500,417
6.25% due 10/01/2039	990,000	1,010,455
FirstEnergy Solutions Corp.
4.80% due 02/15/2015 (g)	610,000	626,787
6.05% due 08/15/2021 (g)	1,820,000	1,880,726
6.80% due 08/15/2039 (g)	1,475,000	1,563,413
Nevada Power Company, Series A
8.25% due 06/01/2011	3,331,000	3,624,761

The accompanying notes are an integral part of the financial statements.
68

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Pacificorp
6.25% due 10/15/2037	$1,320,000	$1,523,502
Progress Energy, Inc.
6.85% due 04/15/2012	670,000	729,177

		22,238,046

TOTAL CORPORATE BONDS (Cost $214,382,525)		$226,260,420

MUNICIPAL BONDS - 0.14%
Texas - 0.14%
North Texas Tollway Authority
6.718% due 01/01/2049	1,175,000	1,351,297

TOTAL MUNICIPAL BONDS (Cost $1,175,000)		$1,351,297

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.27%
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (g)	485,000	480,150
Asset Securitization Corp.,
Series 1996-D3, Class A2
7.774% due 10/13/2026 (b)	1,232,000	1,312,858
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A3
4.05% due 11/10/2038	222,000	221,922
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A2
5.317% due 09/10/2047	315,000	316,123
Banc of America Commercial Mortgage, Inc.,
Series 2006-6, Class A2
5.309% due 10/10/2045	888,000	887,661
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class A2
5.634% due 04/10/2049 (b)	3,463,000	3,437,745
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	236,000	240,212
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	396,000	405,590
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A5
4.58% due 02/10/2014	110,000	106,319
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2001-TOP4, Class A3
5.61% due 11/15/2033	853,000	892,237
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2002-PBW1, Class A2
4.72% due 11/11/2035 (b)	432,000	448,136
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class A6
4.75% due 02/13/2046 (b)	921,000	912,810
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2000-WF1, Class A2
7.78% due 02/15/2032 (b)	1,118,412	1,123,779
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	125,000	122,806

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP6, Class A2
6.46% due 10/15/2036	$1,353,000	$1,426,733
Bear Stearns Commercial Mortgage Securities,
Series 2003-T12, Class A3
4.24% due 08/13/2039 (b)	250,855	252,632
Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR4, Class A2
5.286% due 06/11/2041 (b)	926,560	947,043
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A4
5.405% due 12/11/2040	5,278,000	5,187,706
Bear Stearns Commercial Mortgage Securities,
Series 2007-T28, Class A2
5.588% due 09/11/2042	3,000,000	2,931,936
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	981,000	1,000,384
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	742,000	757,760
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	3,112,000	3,313,786
Commercial Mortgage Pass Through Certificates,
Series 2004-LB3A, Class A5
5.4589% due 07/10/2037 (b)	1,250,000	1,243,381
Commercial Mortgage Pass Through Certificates,
Series 2001-J2A, Class A2
6.096% due 07/16/2034	1,328,000	1,399,184
Commercial Mortgage Pass Through Certificates,
Series 2004-LB2A, Class A4
4.715% due 03/10/2039	1,946,000	1,910,057
CS First Boston Mortgage Securities Corp, Series
2002-CKS4, Class A1
4.485% due 11/15/2036	3,886	3,964
CS First Boston Mortgage Securities Corp, Series
2005-C1, Class A3
4.813% due 02/15/2038	210,000	211,254
CS First Boston Mortgage Securities Corp, Series
2005-C5, Class A4
5.10% due 08/15/2038	2,665,000	2,594,136
CS First Boston Mortgage Securities Corp., Series
2002-CP5, Class A2
4.94% due 12/15/2035	910,000	941,970
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A4
6.505% due 02/15/2034	691,601	712,556
CS First Boston Mortgage Securities Corp.,
Series 2001-CK1, Class A3
6.38% due 12/18/2035	241,994	250,402
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	354,319	364,950
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	96,000	101,443
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	2,122,000	2,186,621

The accompanying notes are an integral part of the financial statements.
69

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2003-C5, Class A4
4.90% due 12/15/2036 (b)	$229,000	$232,611
CS First Boston Mortgage Securities Corp.,
Series 2003-CK2, Class A4
4.801% due 03/15/2036	245,000	250,199
CS First Boston Mortgage Securities Corp.,
Series 2003-CPN1, Class A2
4.597% due 03/15/2035	2,189,000	2,196,238
DLJ Commercial Mortgage Corp.,
Series 2000-CKP1, Class A1B
7.18% due 11/10/2033	475,225	489,312
Federal Home Loan Mortgage Corp., Series
2003-2676, Class CY
4.00% due 09/15/2018	444,000	453,942
Federal Home Loan Mortgage Corp., Series
2003-2690, Class TV
4.50% due 11/15/2025	307,000	321,436
Federal Home Loan Mortgage Corp., Series
2004-2765, Class CT
4.00% due 03/15/2019	292,000	300,261
Federal Home Loan Mortgage Corp., Series
2004-2875, Class HB
4.00% due 10/15/2019	66,000	67,077
Federal Home Loan Mortgage Corp., Series
2005-3008, Class JM
4.50% due 07/15/2025	314,000	326,686
Federal Home Loan Mortgage Corp., Series
2005-3028, Class PG
5.50% due 09/15/2035	1,256,952	1,331,430
Federal Home Loan Mortgage Corp., Series
2007-3289, Class PC
5.00% due 12/15/2032	1,973,000	2,046,365
Federal Home Loan Mortgage Corp., Series
2009-K003, Class AAB
4.768% due 05/25/2018	1,094,000	1,142,331
Federal Home Loan Mortgage Corp., Series 2590,
Class BY
5.00% due 03/15/2018	45,000	47,652
Federal Home Loan Mortgage Corp., Series 3465,
Class HA
4.00% due 07/15/2017	19,294	19,987
Federal Home Loan Mortgage Corp.,
Series 2003-2558, Class BD
5.00% due 01/15/2018	179,000	191,314
Federal Home Loan Mortgage Corp.,
Series 2003-2590, Class NU
5.00% due 06/15/2017	385,000	400,043
Federal Home Loan Mortgage Corp.,
Series 2003-2694, Class QG
4.50% due 01/15/2029	1,484,000	1,551,556
Federal Home Loan Mortgage Corp.,
Series 2004-2790, Class TN
4.00% due 05/15/2024	414,000	416,487
Federal Home Loan Mortgage Corp.,
Series 2005-3035, Class PA
5.50% due 09/15/2035	4,822,844	5,139,267
Federal Home Loan Mortgage Corp.,
Series 2007-3372, Class BD
4.50% due 10/15/2022	351,000	370,776

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2001-81, Class HE
6.50% due 01/25/2032	$15,990,687	$17,296,697
Federal National Mortgage Association, Series
2002-94, Class HQ
4.50% due 01/25/2018	421,000	440,635
Federal National Mortgage Association, Series
2003-125, Class AY
4.00% due 12/25/2018	124,000	127,588
Federal National Mortgage Association, Series
2004-3, Class HT
4.00% due 02/25/2019	163,000	167,815
Federal National Mortgage Association, Series
2004-80, Class LE
4.00% due 11/25/2019	3,200,000	3,266,331
Federal National Mortgage Association, Series
2004-81, Class KE
4.50% due 11/25/2019	1,334,000	1,386,438
Federal National Mortgage Association, Series
2007-77, Class MH
6.00% due 12/25/2036	8,822,971	9,302,171
Federal National Mortgage Association, Series
2008-66, Class B
5.00% due 08/25/2023	126,000	131,989
Federal National Mortgage Association,
Series 2003-108, Class BE
4.00% due 11/25/2018	362,000	372,398
Federal National Mortgage Association,
Series 2003-3, Class HJ
5.00% due 02/25/2018	338,000	360,487
Federal National Mortgage Association,
Series 2004-60, Class PA
5.50% due 04/25/2034	228,151	241,449
Federal National Mortgage Association,
Series 2005-58, Class MA
5.50% due 07/25/2035	191,725	203,975
Federal National Mortgage Association,
Series 2005-69, Class JM
4.50% due 08/25/2025	681,000	704,244
Federal National Mortgage Association,
Series 2007-113, Class DB
4.50% due 12/25/2022	415,000	433,937
Federal National Mortgage Association,
Series 2007-30, Class MA
4.25% due 02/25/2037	2,524,765	2,584,173
Federal National Mortgage Association,
Series 2007-39, Class NA
4.25% due 01/25/2037	1,730,381	1,777,078
First Horizon Alternative Mortgage Securities,
Series 2006-FA6, Class 2A10
6.00% due 11/25/2036	245,819	191,278
First Union National Bank Commercial Mortgage,
Series 2000-C2, Class A2
7.202% due 10/15/2032	315,856	325,571
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	305,000	310,334
GE Capital Commercial Mortgage Corp., Series
2001-3, Class A1
5.56% due 06/10/2038	393,344	404,329

The accompanying notes are an integral part of the financial statements.
70

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp., Series
2002-1A, Class A3
6.269% due 12/10/2035	$352,000	$373,327
GE Capital Commercial Mortgage Corp., Series
2005-C4, Class A4
5.5127% due 11/10/2045 (b)	3,533,000	3,372,402
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A3
6.03% due 08/11/2033	97,987	99,743
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C1, Class A2
7.724% due 03/15/2033 (b)	163,412	164,071
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C3, Class A2
4.93% due 07/10/2039	528,000	546,237
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.6671% due 05/10/2040 (b)	278,000	289,980
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023% due 04/10/2040	1,052,000	1,052,530
Government National Mortgage Association,
Series 2006-37, Class JG
5.00% due 07/20/2036	254,000	268,165
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A6
5.135% due 06/10/2036 (b)	696,000	673,807
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5
5.224% due 04/10/2037 (b)	5,711,000	5,372,438
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class AAB
5.19% due 04/10/2037 (b)	1,512,000	1,543,123
GS Mortgage Securities Corp II, Series
2001-GL3A, Class A2
6.449% due 08/05/2018 (b)	1,190,000	1,261,770
GS Mortgage Securities Corp II, Series 2005-GG4,
Class AABA
4.68% due 07/10/2039	307,000	313,907
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2002-CIB4, Class A3
6.162% due 05/12/2034	3,452,000	3,638,539
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2003-PM1A, Class A4
5.326% due 08/12/2040 (b)	1,947,000	2,026,791
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2007-CB19, Class A2
5.815% due 02/12/2049 (b)	314,000	316,399
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2007-LDPX, Class A2S
5.305% due 01/15/2049	3,877,000	3,707,013
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2001-CIB3, Class A3
6.465% due 11/15/2035	1,269,000	1,334,113
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A2
6.0512% due 04/15/2045 (b)	642,000	651,549
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2001-C1, Class A3
5.857% due 10/12/2035	968,000	1,019,363

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	$150,000	$155,770
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A1
4.655% due 08/15/2042	41,800	42,024
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class A4
4.918% due 10/15/2042 (b)	739,000	726,650
JPMorgan Commercial Mortgage Finance Corp.,
Series 2000-C10, Class A2
7.371% due 08/15/2032 (b)	312,780	314,862
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	745,143	769,225
LB-UBS Commercial Mortgage Trust, Series
2000-C5, Class A2
6.51% due 12/15/2026	485,370	501,674
LB-UBS Commercial Mortgage Trust, Series
2002-C4, Class A4
4.563% due 09/15/2026	737,591	757,592
LB-UBS Commercial Mortgage Trust, Series
2002-C4, Class A5
4.853% due 09/15/2031	693,000	710,524
LB-UBS Commercial Mortgage Trust, Series
2004-C1, Class A4
4.568% due 01/15/2031	2,905,000	2,744,329
LB-UBS Commercial Mortgage Trust, Series
2004-C7, Class A5
4.628% due 10/15/2029	495,000	457,546
LB-UBS Commercial Mortgage Trust, Series
2006-C1, Class A2
5.084% due 02/15/2031	900,000	903,181
LB-UBS Commercial Mortgage Trust, Series
2006-C7, Class A2
5.30% due 11/15/2038	1,974,000	1,969,970
LB-UBS Commercial Mortgage Trust, Series
2007-C1, Class A2
5.318% due 02/15/2040	823,000	822,886
LB-UBS Commercial Mortgage Trust, Series
2007-C1, Class A3
5.398% due 02/15/2040	791,000	767,255
LB-UBS Commercial Mortgage Trust,
Series 2000-C4, Class A2
7.37% due 08/15/2026	264,387	270,180
LB-UBS Commercial Mortgage Trust,
Series 2001-C2, Class A2
6.653% due 11/15/2027	363,000	380,013
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A4
5.594% due 06/15/2031	2,315,000	2,414,960
LB-UBS Commercial Mortgage Trust,
Series 2003-C3, Class A4
4.166% due 05/15/2032	901,000	891,249
Merrill Lynch Mortgage Trust, Series 2003-KEY1,
Class A4
5.236% due 11/12/2035 (b)	1,566,000	1,588,249
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class A3A
4.949% due 07/12/2038 (b)	721,000	716,606

The accompanying notes are an integral part of the financial statements.
71

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-1, Class A2
5.439% due 02/12/2039 (b)	$6,036,000	$6,081,017
Morgan Stanley Capital I, Series 2004-HQ4, Class
A7
4.97% due 04/14/2040	2,696,000	2,572,773
Morgan Stanley Capital I, Series 2004-IQ7, Class A4
5.5374% due 06/15/2038 (b)	1,291,000	1,280,258
Morgan Stanley Capital I, Series 2005-HQ5, Class
A4
5.168% due 01/14/2042	382,000	383,509
Morgan Stanley Capital I, Series 2005-HQ6,
Class A4A
4.989% due 08/13/2042	9,708,000	9,446,817
Morgan Stanley Capital I, Series 2005-T17, Class A5
4.78% due 12/13/2041	349,000	340,789
Morgan Stanley Capital I, Series 2006-HQ8, Class
A2
5.374% due 03/12/2044	65,000	65,407
Morgan Stanley Capital I, Series 2007-HQ11, Class
A31
5.439% due 02/12/2044 (b)	467,000	438,819
Morgan Stanley Capital I, Series 2007-IQ14, Class
A2
5.61% due 04/15/2049	1,047,000	1,031,142
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	720,421	746,337
Morgan Stanley Capital I, Series 2003-T11, Class A4
5.15% due 06/13/2041	1,191,000	1,205,986
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80% due 01/13/2041	461,000	450,784
Morgan Stanley Capital I,
Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	685,000	710,234
Morgan Stanley Capital I,
Series 2005-HQ7, Class AAB
5.1849% due 11/14/2042 (b)	1,038,000	1,082,001
Morgan Stanley Capital I, Series 2006-HQ8,
Class A4
5.5579% due 03/12/2044 (b)	937,000	896,024
Morgan Stanley Dean Witter Capital I, Series
2002-HQ, Class A3
6.51% due 04/15/2034	379,680	401,331
Morgan Stanley Dean Witter Capital I, Series
2002-IQ2, Class A4
5.74% due 12/15/2035	351,627	368,523
Morgan Stanley Dean Witter Capital I, Series
2003-HQ2, Class A2
4.92% due 03/12/2035	4,623,000	4,678,285
Morgan Stanley Dean Witter Capital I, Series
2003-TOP9, Class A2
4.74% due 11/13/2036	780,000	792,112
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP1, Class A4
6.66% due 02/15/2033	1,559,281	1,613,000
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/2035	1,083,799	1,155,285

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.3563% due 02/25/2047 (b)	$99,062	$74,667
Nomura Asset Securities Corp.
6.69% due 03/15/2030	2,169,213	2,315,594
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	355,782	364,151
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	1,906,623	1,954,219
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	337,000	356,047
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.989% due 06/15/2035	166,000	165,279
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	785,000	779,708
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	186,000	186,238
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A4
4.935% due 04/15/2042	209,000	204,650

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $178,031,419)		$184,041,131

ASSET BACKED SECURITIES - 5.48%
American Express Credit Account Master Trust,
Series 2009-2, Class A
1.4959% due 03/15/2017 (b)	2,948,000	2,999,443
Americredit Prime Automobile Receivable,
Series 2007-1, Class A3
5.27% due 11/08/2011 (b)	186,531	187,575
BA Credit Card Trust, Series 2006-A12, Class A12
0.2634% due 03/15/2014 (b)	697,000	685,069
Capital One Multi-Asset Execution Trust, Series
2006-A11, Class A11
0.3334% due 06/17/2019 (b)	2,420,000	2,242,454
Capital One Multi-Asset Execution Trust, Series
2008-A3, Class A3
5.05% due 02/15/2016	3,982,000	4,295,115
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A2
5.682% due 07/25/2036	37,098	36,826
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.2863% due 12/25/2036 (b)	127,840	106,845
Daimler Chrysler Auto Trust,
Series 2007-A, Class A4
2.00% due 03/08/2013	1,783,000	1,868,511
Daimler Chrysler Auto Trust,
Series 2008-B, Class A2B
1.1838% due 07/08/2011 (b)	776,684	777,897
Discover Card Master Trust I, Series 2005-4, Class
A2
0.3334% due 06/16/2015 (b)	721,000	696,180

The accompanying notes are an integral part of the financial statements.
72

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Discover Card Master Trust I, Series 2006-3, Class
A1
0.2734% due 03/15/2014 (b)	$389,000	$382,772
Discover Card Master Trust, Series 2007-A2, Class
A2
0.639% due 06/15/2015 (b)	2,385,000	2,322,219
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (g)	480,000	393,590
Harley-Davidson Motorcycle Trust, Series 2006-3,
Class A4
5.22% due 06/15/2013	800,000	831,826
Harley-Davidson Motorcycle Trust, Series 2009-1,
Class A4
4.55% due 01/15/2017	1,362,000	1,428,551
Harley-Davidson Motorcycle Trust, Series 2009-2,
Class A4
3.32% due 02/15/2017	853,000	868,656
Harley-Davidson Motorcycle Trust,
Series 2008-1, Class A3A
4.25% due 02/15/2013	424,000	435,792
Honda Auto Receivables Owner Trust, Series
2009-3, Class A4
3.30% due 09/15/2015	3,496,000	3,568,680
Hyundai Auto Receivables Trust, Series 2009-A,
Class A4
3.15% due 03/15/2016	978,000	979,633
MBNA Credit Card Master Note Trust, Series
2006-A5, Class A5
0.3034% due 10/15/2015 (b)	975,000	941,922
MBNA Master Credit Card Trust, Series 1997-B,
Class A
0.4034% due 08/15/2014 (b)	4,556,000	4,490,792
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.2863% due 01/25/2037 (b)	61,732	56,934
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
0.2963% due 12/25/2036 (b)	57,762	53,829
Nissan Auto Receivables Owner Trust, Series
2009-A, Class A4
4.74% due 08/17/2015	438,000	464,282
SLC Student Loan Trust, Series 2008-1, Class A4A
1.899% due 12/15/2032 (b)	2,777,000	2,800,798
SLM Student Loan Trust, Series 2002-5, Class A4L
0.449% due 09/17/2018 (b)	437,208	434,525
SLM Student Loan Trust, Series 2003-3, Class A4
0.519% due 12/15/2017 (b)	345,503	336,921
SLM Student Loan Trust, Series 2003-6, Class A4
0.499% due 12/17/2018 (b)	267,847	266,208
SLM Student Loan Trust, Series 2006-2, Class A4
0.5938% due 10/25/2022 (b)	983,000	971,500
SLM Student Loan Trust, Series 2007-6, Class A2
0.7538% due 01/25/2019 (b)	1,786,000	1,777,710
SLM Student Loan Trust, Series 2008-4, Class A4
2.1537% due 07/25/2022 (b)	4,690,000	4,792,185
SLM Student Loan Trust, Series 2008-5, Class A4
2.2037% due 07/25/2023 (b)	2,387,000	2,472,739
SLM Student Loan Trust, Series 2008-6, Class A4
1.6037% due 07/25/2023 (b)	269,000	269,500

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Swift Master Auto Receivables Trust, Series
2007-1, Class A
0.3434% due 06/15/2012 (b)	$434,000	$429,660
Target Credit Card Master Trust, Series 2005-1,
Class A
0.3062% due 10/27/2014 (b)	6,182,000	6,083,909
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011	166,505	167,493
Triad Auto Receivables Owner Trust,
Series 2006-C, Class A3
5.26% due 11/14/2011	88,343	88,941
World Omni Auto Receivables Trust, Series
2009-A, Class A4
5.12% due 05/15/2014	375,000	397,851

TOTAL ASSET BACKED SECURITIES
(Cost $50,918,268)		$52,405,333

SUPRANATIONAL OBLIGATIONS - 0.38%
Government - 0.38%
Export-Import Bank of Korea
5.50% due 10/17/2012	1,380,000	1,455,705
5.875% due 01/14/2015	2,075,000	2,187,571

		3,643,276

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,497,026)		$3,643,276

REPURCHASE AGREEMENTS - 3.53%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$33,700,009 on 10/1/2009,
collateralized by $34,250,000
Federal Home Loan Bank, 2.1%
due 08/10/2012 (valued at
$34,378,438, including interest)	$33,700,000	$33,700,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,700,000)		$33,700,000

SHORT TERM INVESTMENTS - 1.48%
JPMorgan Chase Company
0.05% due 10/01/2009	$14,112,000	$14,112,000

TOTAL SHORT TERM INVESTMENTS
(Cost $14,112,000)		$14,112,000

Total Investments (Core Bond Trust)
(Cost $1,026,272,910) - 110.44%		$1,054,972,479
Other assets and liabilities, net - (10.44)%		(99,764,744)

TOTAL NET ASSETS - 100.00%		$955,207,735

The accompanying notes are an integral part of the financial statements.
73

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 100.00%
Federal National Mortgage Association
5.50%, TBA **	$1,500,000	$1,581,679
6.00%, TBA **	11,500,000	$12,130,704

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $13,718,242)		$13,712,383

Total Securities Sold Short (Core Bond Trust)
(Proceeds $13,718,242)		$13,712,383

Core Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
Intermediate Bond - 12.00%
Total Bond Market A (Declaration) (i)	332,402	$4,600,448
International Large Cap - 12.00%
International Index (MFC Global U.S.A.) (i)	278,309	4,600,449
Investment Companies - 60.02%
Disciplined Diversification (DFA)	2,100,661	23,002,242
U.S. Large Cap - 12.70%
500 Index (MFC Global U.S.A.) (i)(j)	530,371	4,868,808
U.S. Mid Cap - 1.60%
Mid Cap Index (MFC Global U.S.A.) (i)	45,169	613,393
U.S. Small Cap - 1.70%
Small Cap Index (MFC Global U.S.A.) (i)	60,234	651,730

TOTAL INVESTMENT COMPANIES (Cost $35,417,345)		$38,337,070

Total Investments (Core Disciplined Diversification Trust)
(Cost $35,417,345) - 100.02%		$38,337,070
Other assets and liabilities, net - (0.02)%		(9,110)

TOTAL NET ASSETS - 100.00%		$38,327,960

Core Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Intermediate Bond - 16.00%
Total Bond Market A (Declaration) (i)	846,788	$11,719,551
International Large Cap - 5.20%
International Index (MFC Global U.S.A.) (i)	230,421	3,808,854
U.S. Large Cap - 18.80%
500 Index (MFC Global U.S.A.) (i)(j)	1,500,051	13,770,473
INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 60.01%
American Growth Trust - Class 1	231,566	10,327,854
American Growth-Income Fund - Class 1	345,876	10,327,854
American International Fund - Class 1	338,264	5,713,281

Core Fundamental Holdings Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
American Funds Insurance Series
(continued)
American U.S. Government Fund - Class 1	1,407,472	$17,579,327

		43,948,316

TOTAL INVESTMENT COMPANIES (Cost $68,168,718)		$73,247,194

Total Investments (Core Fundamental Holdings Trust)
(Cost $68,168,718) - 100.01%		$73,247,194
Other assets and liabilities, net - (0.01)%		(7,528)

TOTAL NET ASSETS - 100.00%		$73,239,666

Core Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Intermediate Bond - 14.00%
Total Bond Market A (Declaration) (i)	738,803	$10,225,030
International Large Cap - 18.00%
International Index (MFC Global U.S.A.) (i)	795,310	13,146,466
U.S. Large Cap - 8.00%
500 Index (MFC Global U.S.A.) (i)(j)	636,479	5,842,874
INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 60.01%
American Global Growth Fund - Class 1	923,531	17,528,622
American International Fund - Class 1	648,632	10,955,388
American U.S. Government Fund - Class 1	1,227,986	15,337,544

		43,821,554

TOTAL INVESTMENT COMPANIES (Cost $68,007,533)		$73,035,924

Total Investments (Core Global Diversification Trust)
(Cost $68,007,533) - 100.01%		$73,035,924
Other assets and liabilities, net - (0.01)%		(7,935)

TOTAL NET ASSETS - 100.00%		$73,027,989

Core Strategy Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST (g)
500 Index (MFC Global U.S.A.) (i)(j)	20,905,443	$191,911,962
International Index (MFC Global U.S.A.) (i)	6,366,265	105,234,358
Mid Cap Index (MFC Global U.S.A.) (i)	4,442,890	60,334,446
Small Cap Index (MFC Global U.S.A.) (i)	3,099,396	33,535,461
Total Bond Market A (Declaration) (i)	12,118,715	167,723,021

TOTAL INVESTMENT COMPANIES (Cost $543,514,881)		$558,739,248

Total Investments (Core Strategy Trust)
(Cost $543,514,881) - 100.01%		$558,739,248
Other assets and liabilities, net - (0.01)%		(37,499)

TOTAL NET ASSETS - 100.00%		$558,701,749

The accompanying notes are an integral part of the financial statements.
74

JOHN HANCOCK TRUST (g)

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 69.56%
Basic Materials - 4.78%
A. Schulman, Inc.	500	$9,965
Acerinox SA	1,123	24,182
Acos Villares SA	14,000	7,033
Adeka Corp.	1,400	13,946
African Rainbow Minerals, Ltd.	987	19,797
Agnico-Eagle Mines, Ltd.	700	47,342
Agrium, Inc.	1,000	49,988
Aica Kogyo Company, Ltd.	1,100	11,674
Air Liquide	1,026	116,675
Air Products & Chemicals, Inc.	1,800	139,644
Air Water, Inc.	1,000	11,487
Airgas, Inc.	1,400	67,718
AK Steel Holding Corp.	1,800	35,514
Akzo Nobel NV	1,608	99,744
Alamos Gold, Inc. *	1,600	14,077
Albemarle Corp.	1,400	48,440
Alcoa, Inc. (a)	13,400	175,808
Allegheny Technologies, Inc.	1,700	59,483
Alumina, Ltd. *	1,000	6,350
Alumina, Ltd. *	18,167	28,882
Aluminum Corp. China, Ltd., ADR *	1,300	35,607
AMCOL International Corp.	500	11,445
American Vanguard Corp.	200	1,662
Aneka Tambang Tbk PT	15,000	3,800
Angang New Steel Company, Ltd., Class H	10,000	18,700
Anglo American PLC *	5,183	164,991
Anglo Platinum, Ltd. *	276	24,696
AngloGold Ashanti, Ltd., SADR (a)	1,100	44,836
Antofagasta PLC	2,944	35,702
Aquila Resources, Ltd. *	655	4,082
Aracruz Celulose SA, SADR * (a)	300	6,678
Arakawa Chemical Industries, Ltd.	600	6,932
ArcelorMittal	4,962	185,184
Arch Chemicals, Inc.	200	5,998
Arkema	378	13,336
Asahi Kasei Corp.	10,000	50,526
Ashland, Inc.	1,400	60,508
Balchem Corp.	100	2,630
Barrick Gold Corp.	3,200	121,168
BASF SE	3,238	171,434
Batu Kawan BHD	3,200	8,545
Bayer AG	2,339	161,998
BHP Billiton PLC	4,200	231,420
BHP Billiton, Ltd., SADR (a)	5,700	376,257
Billerud AB *	300	1,605
Billerud Aktibolag AB *	300	1,616
Biogen Idec, Inc. *	2,500	126,300
Bluescope Steel, Ltd.	14,114	36,154
Boliden AB	3,964	42,713
Braskem SA, SADR *	800	10,072
Brush Engineered Materials, Inc. *	700	17,122
Buckeye Technologies, Inc. *	300	3,219
Cabot Corp.	900	20,799
Cameco Corp.	1,800	49,949
Canfor Corp. *	2,100	11,925

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
CAP SA	1,176	$30,312
Capstone Mining Corp. *	4,700	12,906
Carpenter Technology Corp.	800	18,712
Cascades, Inc.	500	3,666
Celanese Corp., Series A	1,500	37,500
Centamin Egypt, Ltd. *	12,582	18,534
Century Aluminum Company *	700	6,545
CF Industries Holdings, Inc.	100	8,623
China BlueChemical, Ltd.	18,000	9,691
China Molybdenum Company, Ltd. (g)	18,000	14,230
China Petrochemical Development Corp. *	10,600	3,459
China Steel Corp.	55,685	51,673
Chung Hung Steel Corp. *	8,744	3,378
Cia Minera Autlan SAB de CV	400	947
Ciech SA *	414	5,926
Clariant AG *	3,320	30,192
Cliffs Natural Resources, Inc.	2,300	74,428
Companhia Siderurgica Nacional SA, SADR	2,000	61,200
Compass Minerals International, Inc.	600	36,972
Croda International PLC	768	8,048
Crystallex International Corp. *	1,900	488
Cytec Industries, Inc.	800	25,976
D.S. Smith PLC	3,814	6,547
Daicel Chemical Industries, Ltd.	2,000	11,976
Daido Steel Company, Ltd.	4,000	14,434
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	3,292
Daio Paper Corp.	1,000	9,366
DC Chemical Company, Ltd.	89	19,878
Deltic Timber Corp.	100	4,577
Denison Mines Corp. *	7,400	13,754
Denki Kagaku Kogyo Kabushiki Kaisha	5,000	20,486
Dominion Mining, Ltd.	2,200	7,130
Dongkuk Steel Mill Company, Ltd.	690	15,916
Dow Chemical Company	9,876	257,467
Dowa Mining Company, Ltd.	2,000	12,042
Drdgold, Ltd.	8,960	6,318
Dundee Precious Metals, Inc. *	400	1,281
E.I. Du Pont de Nemours & Company	7,700	247,478
Earth Chemical Company, Ltd. *	300	9,649
Eastman Chemical Company	1,300	69,602
Ecolab, Inc.	2,044	94,494
EID Parry India, Ltd.	1,000	6,449
Eldorado Gold Corp. *	2,700	30,665
Elementis PLC	3,596	3,227
Eli Lilly & Company (a)	9,800	323,694
Empresas CMPC SA	1,092	38,535
EMS-Chemie Holding AG	77	8,564
Equinox Minerals, Ltd. *	2,200	7,110
Eramet	54	18,716
Eregli Demir ve Celik Fabrikalari *	6,661	28,900
European Goldfields, Ltd. *	900	4,186
Ferro Corp.	100	890
Fertilizantes Heringer SA *	1,600	10,838
Filtrona PLC	4,504	12,150
First Quantum Minerals, Ltd.	1,000	65,381

The accompanying notes are an integral part of the financial statements.
75

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
FMC Corp.	800	$45,000
FNX Mining Company, Inc. *	400	3,504
Formosa Chemicals & Fibre Corp.	13,390	25,684
Formosa Plastic Corp.	22,470	45,634
Fortescue Metals Group, Ltd. *	6,361	21,315
Franco-Nevada Corp.	800	20,989
Freeport-McMoRan Copper & Gold, Inc.,
Class B	3,500	240,135
Gammon Gold, Inc. *	1,200	10,267
Gem Diamonds, Ltd. *	504	1,919
Gerdau Ameristeel Corp.	1,300	10,369
Gerdau SA, SADR	4,500	60,480
Gibraltar Industries, Inc.	200	2,654
Givaudan AG	61	45,866
Godo Steel, Ltd.	3,000	5,842
Gold Fields, Ltd., SADR	3,300	45,474
Goldcorp, Inc.	2,969	119,187
Golden Star Resources, Ltd. *	1,500	5,114
Great Basin Gold, Ltd. *	5,000	7,659
Grupo Empresarial Ence SA *	533	2,412
Grupo Mexico SAB de CV, Series B *	28,049	51,705
Gunns, Ltd.	11,541	12,214
Gurit Heberlein AG	16	10,395
H.B. Fuller Company	600	12,540
Hanwha Chemical Corp.	1,330	14,379
Harmony Gold Mining Company, Ltd., SADR	1,600	17,504
Harry Winston Diamond Corp.	200	1,691
Hecla Mining Company * (a)	3,200	14,048
Hindalco Industries, Ltd.	6,590	17,546
Hitachi Chemical, Ltd.	1,000	20,285
Hitachi Metals, Ltd.	1,000	10,143
Hochschild Mining PLC	2,602	13,016
Holmen AB, Series B	626	17,258
Honam Petrochemical Corp.	201	15,063
Horsehead Holding Corp. *	700	8,204
Huchems Fine Chemical Corp.	130	3,460
HudBay Minerals, Inc. *	800	9,639
Hunan Non Ferrous Metal Corp., Ltd. *	12,000	3,354
Hyundai Steel Company	533	34,253
IAMGOLD Corp.	3,700	52,287
ICL Israel Chemicals, Ltd.	1,847	21,218
Iluka Resources, Ltd. *	6,108	21,293
Impala Platinum Holdings, Ltd.	2,110	49,482
Incitec Pivot, Ltd.	14,661	36,449
Industrias Penoles SA de CV	915	15,274
Innophos Holdings, Inc.	100	1,850
Innospec, Inc.	500	7,375
International Flavors & Fragrances, Inc.	900	34,137
International Nickel Indonesia Tbk PT *	24,000	10,299
International Paper Company	7,900	175,617
Intrepid Potash, Inc. *	300	7,077
IRPC PCL	74,400	9,665
Ivanhoe Mines, Ltd. *	2,800	35,986
JFE Holdings, Inc.	2,200	74,768
Jindal Steel & Power, Ltd.	4,134	50,423
Johnson Matthey PLC	1,725	38,235

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
JSR Corp.	1,300	$26,499
JSW Steel, Ltd.	1,782	30,817
K&S AG	782	42,676
Kagara Zinc, Ltd. *	15,000	12,702
Kaiser Aluminum Corp.	600	21,816
Kaneka Corp.	3,000	21,491
Kansai Paint Company, Ltd.	2,000	15,510
KapStone Paper and Packaging Corp. *	600	4,884
Kazakhmys PLC	3,989	68,717
KCC Corp.	56	16,781
Kemira Oyj (a)	1,294	20,695
KGHM Polska Miedz SA	956	29,136
Kimberly-Clark de Mexico SA de CV	5,700	23,654
Kingboard Chemical Holdings, Ltd.	4,500	17,029
Kinross Gold Corp.	4,300	93,699
Kirkland Lake Gold, Inc. *	1,000	8,593
KISCO Corp.	35	1,394
Kloeckner & Company SE *	166	3,803
Kobe Steel Company, Ltd.	24,000	41,698
Koninklijke DSM NV	1,386	57,872
Korea Iron & Steel Company, Ltd.	10	691
Korea Zinc Company, Ltd.	68	10,067
Kronos Worldwide, Inc. (a)	1,600	16,496
Kuala Lumpur Kepong BHD	1,000	3,993
Kumba Iron Ore, Ltd.	515	17,093
Kumba Resources, Ltd.	1,225	14,731
La Seda de Barcelona SA *	1,841	916
Landec Corp. *	300	1,920
Lanxess AG	1,062	36,576
Lee & Man Paper Manufacturing, Ltd.	8,400	14,806
Lee Chang Yung Chemical Industries, Corp.	10,750	11,772
LG Chem, Ltd.	208	38,530
LG Hausys, Ltd. *	28	3,006
Lihir Gold, Ltd. *	17,151	42,940
Lintec Corp.	200	3,796
Lonmin PLC, ADR *	1,319	35,410
Lonza Group AG	368	40,117
Louisiana-Pacific Corp. *	1,100	7,337
Lubrizol Corp.	1,200	85,752
Lundin Mining Corp. *	1,400	4,721
Maanshan Iron & Steel Company, Ltd. *	22,000	13,109
Major Drilling Group International	100	2,032
Makhteshim-Agam Industries, Ltd.	2,892	13,109
Mayr-Melnhof Karton AG	150	15,205
MeadWestvaco Corp.	3,100	69,161
Methanex Corp.	800	13,935
Metorex, Ltd. *	1,710	752
Migao Corp. *	1,300	8,245
Minerals Technologies, Inc.	400	19,024
Mitsubishi Chemical Holdings Corp., ADR	6,000	24,728
Mitsubishi Gas & Chemicals Company, Inc.	3,000	16,185
Mitsubishi Materials Corp.	9,000	24,688
Mitsubishi Paper Mills, Ltd.	2,000	2,712
Mitsui Chemicals, Inc.	6,000	21,297
Mitsui Mining & Smelting Company, Ltd.	7,000	17,864
Mittal Steel South Africa, Ltd.	944	15,133

The accompanying notes are an integral part of the financial statements.
76

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
MMX Mineracao e Metalicos SA *	300	$1,846
Mondi Packaging Paper Swiecie SA *	494	11,589
Mondi PLC	3,915	19,378
Mondi, Ltd.	1,967	10,249
Monsanto Company	4,600	356,040
Mount Gibson Iron, Ltd. *	1,612	1,552
M-real Oyj, Series B *	5,400	6,325
Murchison Metals, Ltd. *	11,474	15,528
Mytilineos Holdings SA	1,928	16,452
Nan Ya Plastics Corp.	29,870	48,746
Neenah Paper, Inc.	500	5,885
Newcrest Mining, Ltd.	1,837	51,646
Newmarket Corp.	300	27,912
Newmont Mining Corp.	2,100	92,442
Nihon Parkerizing Company, Ltd.	1,000	12,426
Nine Dragons Paper Holdings, Ltd.	16,000	20,371
Nippon Light Metal Company, Ltd.	3,000	3,080
Nippon Paint Company, Ltd.	2,000	10,808
Nippon Paper Group, Inc.	800	23,051
Nippon Steel Corp.	22,000	79,708
Nippon Yakin Kogyo Company, Ltd.	500	2,466
Nissan Chemical Industries, Ltd.	1,000	14,344
Nisshin Steel Company	7,000	12,411
Nitto Denko Corp.	1,200	36,498
Nl Industries, Inc.	400	2,680
NOF Corp.	1,000	4,996
Norske Skogindustrier ASA *	3,500	6,958
North American Palladium, Ltd. *	200	557
Northam Platinum, Ltd.	2,901	12,818
Northgate Minerals Corp. *	1,600	4,319
Nucor Corp.	3,500	164,535
Nufarm, Ltd.	1,661	16,612
Oji Paper Company, Ltd.	6,000	27,010
Olin Corp.	1,500	26,160
Olympic Steel, Inc.	100	2,869
OM Group, Inc. *	600	18,234
Omnova Solutions, Inc. *	1,900	12,312
OneSteel, Ltd.	9,891	26,273
Oriental Union Chemical Corp.	16,000	9,933
Osisko Mining Corp. *	2,300	17,100
Outokumpu Oyj	2,481	46,617
Oxiana, Ltd. *	17,837	17,814
P.H. Glatfelter Company	800	9,184
Pacific Metals Company, Ltd.	2,000	14,980
Palabora Mining Company, Ltd.	99	1,276
Paladin Resources, Ltd. * (a)	5,205	20,499
Pan American Silver Corp. *	600	13,775
Pan Australian Resources, Ltd. *	5,474	2,340
Papeles y Cartones de Europa SA	2,023	11,913
PaperlinX, Ltd. *	2,943	1,744
Parkson Holdings BHD	5,600	8,235
Penford Corp.	100	717
Peter Hambro Mining PLC	879	12,754
PolyOne Corp. *	600	4,002
Portucel - Empresa Produtora de Pasta e
Papel SA	3,115	9,581

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
POSCO, SADR	1,300	$135,122
Potash Corp. of Saskatchewan, Inc.	1,100	99,782
PPG Industries, Inc. (a)	1,500	87,315
Praxair, Inc.	2,600	212,394
Precious Woods Holding AG *	138	5,523
PTT Chemical PCL	7,500	16,443
Quadra Mining, Ltd. *	300	4,077
Quaker Chemical Corp.	100	2,193
Rautaruukki Oyj	824	19,757
Red Back Mining, Inc. *	1,900	21,349
Reliance Steel & Aluminum Company	1,300	55,328
Rengo Company, Ltd.	2,000	12,245
Rhodia SA *	508	7,742
Rio Tinto PLC, SADR	1,300	221,377
Rio Tinto, Ltd.	2,880	149,816
Rock-Tenn Company, Class A	600	28,266
Rockwood Holdings, Inc. *	1,200	24,684
Royal Gold, Inc.	300	13,680
RPM International, Inc.	2,000	36,980
RTI International Metals, Inc. *	400	9,964
Russel Metals, Inc.	1,100	17,528
Sakai Chemical Industry Company, Ltd.	1,000	4,392
Sally Malay Mining, Ltd.	4,562	9,928
Salzgitter AG	344	32,972
Samsung Fine Chemicals Company, Ltd.	232	10,633
Samuel Manu-Tech, Inc.	100	472
Sanyo Chemical Industries, Ltd.	1,000	5,867
Sanyo Special Steel Company, Ltd.	1,000	3,688
Sappi, Ltd., SADR *	3,600	13,896
Schnitzer Steel Industries, Inc.	400	21,300
Schweitzer Mauduit International, Inc.	300	16,308
Seah Besteel Corp.	440	5,995
SEMAFO, Inc. *	1,800	4,775
Sensient Technologies Corp.	900	24,993
Sesa Goa, Ltd.	4,934	27,234
SGL Carbon AG *	828	33,874
Sherritt International Corp.	3,300	23,610
Shin-Etsu Chemical Company, Ltd.	1,800	110,020
Shore Gold, Inc. *	1,200	1,255
Shougang Concord International Enterprises
Company, Ltd.	12,000	2,061
Showa Denko K.K. (a)	13,000	26,292
Sigma-Aldrich Corp.	1,300	70,174
Silver Standard Resources, Inc. *	600	12,934
Silver Wheaton Corp. *	2,100	26,656
Silvercorp Metals, Inc.	500	2,382
Sinofert Holdings, Ltd.	34,000	14,874
Sino-Forest Corp. *	1,200	18,953
Sinopec Shanghai Petrochemical Company,
Ltd., SADR *	300	12,465
SK Chemicals Company, Ltd.	404	22,405
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	600	23,478
Solvay SA	418	43,414
Southern Copper Corp. (a)	7,200	220,968
SSAB Svenskt Stal AB, Series A	2,120	32,788
St. Barbara, Ltd. *	28,674	6,784

The accompanying notes are an integral part of the financial statements.
77

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Steel Dynamics, Inc.	3,300	$50,622
Stepan Company	100	6,008
Stillwater Mining Company *	2,500	16,800
Stora Enso Oyj, Series R *	4,914	34,324
Straits Resources, Ltd. *	839	1,209
Sumitomo Bakelite Company, Ltd.	3,000	15,799
Sumitomo Chemical Company, Ltd.	7,645	31,593
Sumitomo Metal Industries, Ltd.	14,000	34,150
Sumitomo Metal Mining Company, Ltd.	2,000	32,566
Superb Summit International Timber
Company, Ltd. *	890,000	4,116
Svenska Cellulosa AB, B Shares	4,426	60,101
Symrise AG	1,131	21,559
Symyx Technologies, Inc. *	1,200	7,944
Syngenta AG, ADR	2,500	114,875
Taekwang Industrial Company, Ltd.	5	3,698
Taiwan Fertilizer Company, Ltd.	7,000	24,957
Taiyo Ink Manufacturing Company, Ltd.	400	10,149
Taiyo Nippon Sanso Corp.	1,000	11,828
Takasago International Corp.	1,000	5,628
Tanzanian Royalty Exploration Corp. * (a)	1,900	5,413
Taseko Mines, Ltd. *	900	2,387
Tata Steel, Ltd.	654	6,886
Teck Cominco, Ltd. *	5,700	157,054
Temple-Inland, Inc. (a)	2,100	34,482
Tenaris SA, ADR (a)	1,200	42,744
Terra Industries, Inc.	400	13,868
Tessenderlo Chemie NV	203	7,826
The Mosaic Company	3,800	182,666
The Sherwin-Williams Company	600	36,096
Thompson Creek Metals Company, Inc. *	400	4,831
Thyssen Krupp AG	2,243	77,256
Timah Tbk PT	63,500	14,116
Timminco, Ltd. *	300	375
Titanium Metals Corp.	3,800	36,442
Tokai Carbon Company, Ltd.	2,000	9,387
Tokushu Tokai Holdings Company, Ltd.	3,000	8,133
Tokuyama Corp.	2,000	14,609
Tokyo Steel Manufacturing Company, Ltd.	900	10,956
Ton Yi Industrial Corp.	10,000	3,585
Tosoh Corp.	5,000	12,576
Tubos Reunidos SA	599	2,140
Tung Ho Steel Enterprise Corp.	3,212	3,391
Ube Industries, Ltd.	9,000	23,567
Uex Corp. *	800	874
Ultrapar Participacoes SA, ADR	300	12,051
Ultrapar Participacoes SA	200	8,062
Umicore	1,240	37,190
Union Tool Company, Ltd.	100	3,179
United Phosphorus, Ltd.	3,143	10,830
United States Lime & Minerals, Inc. * (a)	100	3,592
United States Steel Corp.	1,800	79,866
Universal Stainless & Alloy Products, Inc. *	100	1,825
UPC Technology Corp.	17,000	7,912
UPM-Kymmene Oyj	4,866	58,325
Uranium Energy Corp. *	2,300	6,785

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Uranium One, Inc. *	7,500	$18,003
USEC, Inc. *	2,500	11,725
Usinas Siderurgicas de Minas Gerais SA	700	17,903
Vale SA, SADR (a)	8,900	182,539
Vale SA	8,000	185,040
Valhi, Inc. (a)	1,500	18,180
Valspar Corp.	1,700	46,767
Vedanta Resources PLC	2,251	68,631
Victrex PLC	1,412	17,211
Voestalpine AG	1,126	40,325
Votorantim Celulose e Papel SA, SADR *	1,638	26,880
W.R. Grace & Company *	1,100	23,914
Wacker Chemie AG	99	15,435
Wausau-Mosinee Paper Corp.	400	4,000
West Fraser Timber Company, Ltd.	300	7,636
Westlake Chemical Corp.	1,500	38,550
Weyerhaeuser Company	2,400	87,960
Xstrata PLC *	8,586	126,447
Yamana Gold, Inc.	5,300	57,027
Yamato Kogyo Company, Ltd.	300	8,388
Yara International ASA	1,047	32,908
Young Poong Corp.	8	3,748
Yuen Foong Yu Paper Manufacturing
Company, Ltd. *	26,000	8,908
Yushiro Chemical Industry Company, Ltd.	500	7,216
Zaklady Azotowe Pulawy SA	263	7,170
Zhaojin Mining Industry Company, Ltd.	6,000	10,151
Zijin Mining Group, Ltd.	26,000	25,301
Zoltek Companies, Inc. * (a)	1,300	13,650

		13,800,478
Communications - 6.30%
3Com Corp. *	7,700	40,271
Acacia Research - Acacia Technologies *	1,300	11,323
Acme Packet, Inc. *	1,900	19,019
Adaptec, Inc. *	1,500	5,010
ADC Telecommunications, Inc. *	800	6,672
ADTRAN, Inc.	1,000	24,550
Advanced Info Service PCL	4,500	12,695
Aegis Group PLC	13,519	24,265
Airvana, Inc. *	400	2,708
Akamai Technologies, Inc. *	2,219	43,670
Alaska Communications Systems Group, Inc.	100	925
Alcatel-Lucent, SADR *	1,300	5,837
Alcatel-Lucent *	18,207	81,581
Alma Media Oyj	1,123	11,967
Amazon.com, Inc. *	3,600	336,096
Amdocs, Ltd. *	3,700	99,456
America Movil SAB de CV, Series L, ADR	3,400	149,022
American Tower Corp., Class A *	3,365	122,486
Anixter International, Inc. *	500	20,055
APN News & Media, Ltd.	2,128	3,860
Applied Signal Technology, Inc.	400	9,308
Ariba, Inc. *	1,100	12,760
Arris Group, Inc. *	2,300	29,923
Art Technology Group, Inc. *	2,000	7,720
Aruba Networks, Inc. *	1,300	11,492

The accompanying notes are an integral part of the financial statements.
78

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
ASATSU-DK, Inc.	200	$4,225
Asia Satellite Telecom Holdings Company, Ltd.	7,000	10,606
Astral Media, Inc.	600	18,549
AT&T, Inc.	36,650	989,917
Atheros Communications, Inc. *	900	23,877
Atlantic Tele-Network, Inc.	200	10,684
Avocent Corp. *	1,100	22,297
Axel Springer AG	80	8,393
Axtel SAB de CV, ADR *	14,800	11,042
B2W Companhia Global Do Varejo	300	8,433
BCE, Inc.	1,917	47,251
Belgacom SA	976	38,030
Belo Corp., Class A	600	3,246
Bezek Israeli Telecommunications Corp., Ltd.	7,082	15,242
Bharti Telecom, Ltd.	5,164	44,943
BigBand Networks, Inc. *	1,300	5,213
Black Box Corp.	200	5,018
Blue Coat Systems, Inc. *	400	9,036
British Sky Broadcasting Group PLC, ADR	1,300	47,489
BT Group PLC	4,200	87,402
Cable & Wireless PLC	22,913	52,586
Cablevision Systems Corp., Class A	2,700	64,125
Caltagirone Editore SpA	265	838
Carso Global Telecom SAB de CV *	3,100	12,759
Cbeyond Communications, Inc. *	400	6,452
CBS Corp., Class A *	600	7,236
CBS Corp., Class B	700	8,435
Cellcom Israel, Ltd.	473	14,185
Centennial Communications Corp., Class A *	1,200	9,576
CenturyTel, Inc.	2,211	74,290
Cheil Communications, Inc.	50	12,324
China Communications Services Corp., Ltd.,
Class H	28,000	15,215
China Mobile, Ltd., SADR	4,900	240,639
China Mobile, Ltd.	1,500	14,711
China Telecom Corp., Ltd. ADR	800	37,840
China Unicom, Ltd., ADR (a)	5,203	74,091
Chordiant Software, Inc. *	2,100	8,169
Chunghwa Telecom Company, Ltd., ADR	2,410	43,476
Ciena Corp. *	1,300	21,164
Cincinnati Bell, Inc. *	4,100	14,350
CIR-Compagnie Industriali Riunite SpA *	2,773	6,239
Cisco Systems, Inc. *	49,850	1,173,469
Citic 1616 Holdings, Ltd.	27,000	7,142
Cogeco Cable, Inc.	400	11,328
Cogent Communications Group, Inc. *	200	2,260
Colt Telecom Group PLC *	4,670	8,873
Comcast Corp., Class A	14,754	249,195
Comcast Corp., Class A	6,184	99,439
CommScope, Inc. *	1,100	32,923
comScore, Inc. *	500	9,005
Comtech Telecommunications Corp. *	200	6,644
Consolidated Communications Holdings, Inc.	400	6,404
Constant Contact, Inc. * (a)	200	3,850
Corning, Inc.	17,100	261,801
Corus Entertainment, Inc., Class B	1,200	20,421

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
CPI International, Inc. *	700	$7,833
Crown Castle International Corp. *	3,700	116,032
Customers, Ltd. *	3,092	9,013
Cybersource Corp. *	1,000	16,670
Daily Mail and General Trust PLC	3,091	22,726
Daimei Telecom Engineering Corp.	1,000	9,830
DealerTrack Holdings, Inc. *	400	7,564
Dentsu, Inc.	1,800	41,606
Deutsche Telekom AG	10,490	143,423
DG Fastchannel, Inc. *	400	8,376
Dice Holdings, Inc. *	1,000	6,560
Digital River, Inc. *	600	24,192
DIRECTV Group, Inc. * (a)	8,620	237,740
Discovery Communications, Inc., Series C *	2,000	52,060
DISH Network Corp. *	1,800	34,668
D-Link Corp.	7,980	7,079
Dolan Media Company *	400	4,796
E-Access, Ltd.	18	12,529
Earthlink, Inc.	2,300	19,343
eBay, Inc. *	14,200	335,262
EchoStar Corp., Class A *	800	14,768
Elisa Oyj, Class A	1,564	32,118
Ementor ASA	100	633
Empresa Nacional de Telecomunicaciones SA	1,081	13,847
EMS Technologies, Inc. *	200	4,164
ePlus, Inc. *	300	4,665
Equinix, Inc. *	600	55,200
eResearch Technology, Inc. *	200	1,400
Ericsson (LM), Series B	8,970	89,990
Eutelsat Communications *	618	18,821
EW Scripps Co. *	100	750
Exfo Electro Optical Engineering, Inc. *	55	194
Extreme Networks, Inc. *	1,700	4,760
F5 Networks, Inc. *	1,000	39,630
Fastweb SpA *	351	9,866
Fisher Communications, Inc. *	100	1,818
Foxconn International Holdings, Ltd. *	34,000	22,540
France Telecom SA, SADR	2,800	75,376
France Telecom SA	3,777	101,029
Freenet AG *	594	8,118
Frontier Communications Corp.	5,200	39,208
Fuji Television Network, Inc.	5	8,146
Gannett Company, Inc.	500	6,255
General Communication, Inc., Class A *	1,800	12,348
GeoEye, Inc. *	200	5,360
Gestevision Telecinco SA	1,063	13,425
Glacier Media, Inc. *	600	1,065
Global Crossing, Ltd. *	1,200	17,160
Global Village Telecom Holding SA *	1,200	27,467
Globecomm Systems, Inc. *	400	2,908
GN Store Nord A/S *	2,000	10,933
Google, Inc., Class A *	2,000	991,700
Groupe Aeroplan, Inc.	2,900	26,816
Grupo Iusacell SA de CV *	300	983
Grupo Televisa SA, SADR	2,300	42,757
GSI Commerce, Inc. *	700	13,517

The accompanying notes are an integral part of the financial statements.
79

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Hakuhodo DY Holdings, Inc.	210	$11,377
Harmonic, Inc. *	1,700	11,356
Harris Corp.	2,300	86,480
Harris Stratex Networks, Inc., Class A *	1,300	9,100
Harte-Hanks, Inc.	1,800	24,894
Havas SA	9,811	41,756
Hellenic Telecommunications Organization SA	1,631	27,063
Hikari Tsushin, Inc.	400	8,711
Hitachi Kokusai Electric, Inc.	1,000	7,770
Hughes Communications, Inc. *	400	12,136
Hutchison Telecommunications Hong Kong
Holdings, Ltd.	27,000	4,519
Hutchison Telecommunications
International, Ltd. *	27,000	5,595
Hypercom Corp. *	400	1,240
i2 Technologies, Inc. *	1,000	16,040
IAC/InterActiveCorp *	2,500	50,475
iBasis, Inc. *	600	1,272
Idea Cellular, Ltd. *	2,091	3,270
Iliad SA	179	20,201
Indosat Tbk PT, ADR	131	3,654
Infinera Corp. *	900	7,155
Informa PLC	5,662	28,538
InfoSpace, Inc. *	300	2,322
Inmarsat PLC	3,801	33,510
InterDigital, Inc. *	600	13,896
Internap Network Services Corp. *	800	2,568
Internet Capital Group, Inc. *	2,200	18,392
Interpublic Group of Companies, Inc. *	8,300	62,416
inVentiv Health, Inc. *	400	6,692
Iowa Telecommunications Services, Inc.	400	5,040
iPCS, Inc. *	600	10,440
Ipsos SA	285	8,849
Iress Market Technology, Ltd.	2,010	15,025
ITV PLC	38,008	26,853
Ixia *	800	5,488
J2 Global Communications, Inc. *	600	13,806
Jazztel PLC *	17,157	7,335
JC Decaux SA *	642	13,920
JDS Uniphase Corp. *	3,000	21,330
John Fairfax Holdings, Ltd.	41,112	62,293
John Wiley & Sons, Inc., Class A	500	17,390
Johnston Press PLC *	3,508	2,102
Journal Communications, Inc.	1,100	4,048
Juniper Networks, Inc. *	4,500	121,590
Kadokawa Holdings, Inc.	500	11,168
Kakaku.com, Inc.	2	7,338
KDDI Corp.	11	61,875
Kingston Communications PLC	13,206	7,809
Knology, Inc. *	800	7,800
Koninklijke KPN NV	6,741	111,868
KT Corp., SADR	900	15,642
Kudelski SA	786	18,271
KVH Industries, Inc. *	700	6,993
Lagardere SCA	829	38,682
Lamar Advertising Company, Class A *	1,100	30,184
Leap Wireless International, Inc. *	1,400	27,370

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
LG Telecom, Ltd.	1,120	$8,104
Liberty Global, Inc., Class A *	2,500	56,425
Liberty Global, Inc., Series C *	2,400	53,904
Liberty Media Corp. - Capital, Series A *	1,800	37,656
Liberty Media Corp. - Entertainment, Series A *	6,800	211,548
Liberty Media Corp. - Interactive A *	10,300	112,991
Lionbridge Technologies, Inc. *	600	1,560
Liquidity Services, Inc. *	200	2,064
LoopNet, Inc. *	700	6,328
Loral Space & Communications, Inc. *	500	13,740
M6-Metropole Television	679	17,871
Magyar Telekom Telecommunications PLC	1,300	28,600
Marchex, Inc., Class B	200	982
Mastec, Inc. *	600	7,290
Matsui Securities Company, Ltd.	1,600	12,948
McAfee, Inc. *	2,000	87,580
McGraw-Hill Companies, Inc.	2,700	67,878
Mediaset SpA	6,330	44,385
Meetic *	378	12,652
Meredith Corp.	700	20,958
MetroPCS Communications, Inc. *	4,500	42,120
MobileOne, Ltd.	8,000	10,044
Mobistar SA	383	26,528
Modern Times Group AB, Series B	496	21,472
ModusLink Global Solutions, Inc. *	200	1,618
Mondadori (Arnoldo) Editore SpA *	2,250	11,244
Monster Worldwide, Inc. *	2,200	38,456
Motorola, Inc.	25,700	220,763
Move, Inc. *	2,500	6,750
MTN Group, Ltd.	6,724	109,660
Naspers, Ltd.	1,832	62,822
NCSoft Corp.	135	19,318
Network Equipment Technologies, Inc. *	700	5,061
NeuStar, Inc., Class A *	1,175	26,555
Neutral Tandem, Inc. *	300	6,828
News Corp., Class A	19,100	229,009
News Corp (a)	8,900	124,511
NIC, Inc. *	300	2,667
NICE Systems, Ltd., ADR *	800	24,352
NII Holdings, Inc. *	1,800	53,964
Nippon Telegraph & Telephone Corp.	2,200	101,556
Nokia AB Oyj	6,301	92,667
Nokia Oyj, SADR	8,000	116,960
Novatel Wireless, Inc. *	600	6,816
NTELOS Holdings Corp.	400	7,064
NTT Data Corp.	7	22,337
NTT DoCoMo, Inc.	78	124,294
Oki Electric Industry Company, Ltd. *	3,000	2,660
Omnicom Group, Inc.	2,665	98,445
Openwave Systems, Inc. *	1,800	4,680
Oplink Communications, Inc. *	300	4,356
OpNext, Inc. *	2,900	8,497
Outdoor Channel Holdings, Inc. *	300	1,962
PAETEC Holding Corp. *	4,200	16,254
PagesJaunes Groupe SA (a)	975	12,650
Partner Communications Company, Ltd., ADR	700	13,174

The accompanying notes are an integral part of the financial statements.
80

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
PCCW, Ltd. *	17,000	$4,445
Pearson PLC, SADR	6,700	83,281
Philippine Long Distance Telephone
Company, SADR	200	10,280
Plantronics, Inc.	1,100	29,491
Polycom, Inc. *	1,400	37,450
Portugal Telecom, SGPS, SA	3,223	34,179
Premiere AG *	4,951	26,425
Premiere Global Services, Inc. *	500	4,155
Priceline.com, Inc. *	300	49,746
Promotora de Informaciones SA *	515	2,944
PT Multimedia.com, SGPS, SA	2,647	17,968
PT Telekomunikiasi Indonesia Tbk PT, SADR	1,200	42,840
Publicis Groupe SA	1,051	42,223
PubliGroupe SA	25	2,867
Publishing & Broadcasting, Ltd.	4,541	11,918
QUALCOMM, Inc.	14,000	629,720
Qwest Communications International, Inc. (a)	15,100	57,531
RCN Corp. *	200	1,860
RealNetworks, Inc. *	2,800	10,416
Reed Elsevier NV	3,809	43,019
Reed Elsevier PLC	1,400	42,112
Reliance Communications, Ltd.	3,426	21,873
RF Micro Devices, Inc. *	1,100	5,973
Rightmove PLC	2,571	22,799
RightNow Technologies, Inc. *	200	2,888
Rogers Communications, Inc., Class B	1,700	48,000
S1 Corp. *	700	4,326
Saba Software, Inc. *	1,400	5,894
Sanoma WSOY Oyj (a)	694	15,342
Sapient Corp. *	2,200	17,688
SAVVIS, Inc. *	1,600	25,312
SBA Communications Corp. *	1,200	32,436
SBI Holdings, Inc.	152	29,751
Schibsted ASA	400	6,793
Scripps Networks Interactive, Inc., Class A	1,300	48,035
Seat Pagine Gialle SpA *	662	223
SeLoger.com *	403	16,189
SES, ADR	1,657	37,610
Seven Network, Ltd. *	2,515	13,895
Shaw Communications, Inc.	1,700	30,772
Shenandoah Telecommunications Company	200	3,590
Singapore Press Holdings, Ltd.	11,000	29,978
Singapore Telecommunications, Ltd.	33,000	75,766
SK Telecom Company, Ltd., ADR	1,400	24,430
Sky Network Television, Ltd.	4,694	16,067
Smiths News PLC	5,009	9,563
Societe Television Francaise 1	1,508	26,544
Softbank Corp.	3,100	67,680
SonicWALL, Inc. *	500	4,200
Sourcefire, Inc. *	200	4,294
Spirent Communications PLC	3,276	4,572
Sprint Nextel Corp. *	38,200	150,890
SR Teleperformance SA	626	21,020
Starent Networks Corp. *	1,200	30,504
StarHub, Ltd.	6,000	9,227

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Support.com, Inc. *	600	$1,440
SureWest Communications *	200	2,484
Swisscom AG	130	46,564
Switch & Data Facilities Company, Inc. *	800	10,888
Sycamore Networks, Inc. *	6,500	19,630
Symantec Corp. *	7,100	116,937
Syniverse Holdings, Inc. *	1,300	22,750
Tamedia AG	61	4,652
Tandberg ASA	534	12,806
TechTarget, Inc. *	221	1,260
Tekelec, Inc. *	1,000	16,430
Tele Norte Leste Participacoes SA, ADR	1,300	24,427
Tele Norte Leste Participacoes SA	400	9,031
Tele2 AB, Series B	2,681	35,639
Telecom Corp. of New Zealand, Ltd.	3,836	7,369
Telecom Italia SpA	46,371	81,466
TeleCommunication Systems, Inc. *	300	2,508
Telecomunicacoes de Sao Paulo SA	600	13,378
Telefonaktiebolaget LM Ericsson, SADR (a)	2,500	25,050
Telefonica Czech Republic AS	798	19,761
Telefonica SA, SADR (a)	5,200	431,132
Telefonos de Mexico SAB de CV, Series L,
SADR	900	15,696
Telegraaf Media Groep NV	304	5,788
Telekom Austria AG	3,134	56,557
Telekom Malaysia BHD	8,300	7,368
Telekomunikacja Polska SA	2,522	13,911
Telenet Group Holding NV *	611	16,190
Telenor ASA *	2,900	33,670
Telephone & Data Systems, Inc. - Special
Shares	1,100	32,648
Telephone & Data Systems, Inc.	900	27,909
Television Broadcasting Company, Ltd.	3,000	12,996
Teliasonera AB	10,754	70,710
Telkom SA, Ltd., SADR	800	18,400
Tellabs, Inc. *	8,800	60,896
Telmex Internacional SAB de CV, ADR	300	4,185
Telstra Corp., Ltd.	14,123	40,682
Telular Corp. *	700	2,275
Ten Network Holdings, Ltd.	4,235	5,395
Tencent Holdings, Ltd.	6,200	99,697
Terremark Worldwide, Inc. *	1,100	6,842
The Knot, Inc. *	300	3,276
The New York Times Company, Class A	1,400	11,368
The Thomson Corp.	1,200	40,284
Thomson Corp.	913	30,614
Thomson Reuters Corp. *	499	16,751
TIBCO Software, Inc. *	3,700	35,113
Tim Participacoes SA	400	9,840
Time Warner Cable, Inc. *	4,840	208,556
Time Warner, Inc.	15,733	452,796
TM International BHD *	12,400	11,059
Tokyo Broadcasting Company, Ltd.	600	10,154
Torstar Corp., Class B	400	2,541
Trend Micro, Inc.	500	18,583
Trinity Mirror PLC	1,806	4,974
Turkcell Iletisim Hizmetleri AS, ADR	1,100	19,657

The accompanying notes are an integral part of the financial statements.
81

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
TV Azteca SA de CV	5,600	$2,427
TVN SA	1,226	6,084
TW Telecom, Inc. *	2,500	33,625
U.S. Cellular Corp. *	900	35,163
United Business Media, Ltd.	2,888	21,616
United Internet AG *	711	10,740
United Online, Inc.	1,300	10,452
USA Mobility, Inc. *	500	6,440
ValueClick, Inc. *	900	11,871
VeriSign, Inc. *	2,000	47,380
Verizon Communications, Inc.	18,300	553,941
Viacom, Inc., Class B *	5,000	140,200
Viacom, Inc. *	600	17,670
Viasat, Inc. *	400	10,632
Vivendi SA	5,020	155,668
Vivo Participacoes SA	500	12,625
Vocus, Inc. *	100	2,089
Vodafone Group PLC, SADR	24,700	555,750
VTech Holdings, Ltd.	2,000	17,200
WebMD Health Corp. *	300	9,936
Websense, Inc. *	700	11,760
West Australian Newspapers Holdings, Ltd.	697	4,621
Windstream Corp.	5,600	56,728
Wolters Kluwer NV	2,576	55,128
Woongjin Thinkbig Company, Ltd.	440	8,573
World Wrestling Entertainment, Inc., Class A	200	2,802
WPP PLC, ADR	1,100	47,267
Yahoo Japan Corp.	47	15,878
Yahoo!, Inc. *	15,400	274,274
Yell Group PLC *	5,278	4,971
Zee Entertainment Enterprises, Ltd.	2,844	14,041
ZTE Corp., Class H	3,580	18,781

		18,196,850
Consumer, Cyclical - 7.85%
99 Cents Only Stores *	700	9,415
Abercrombie & Fitch Company, Class A (a)	1,600	52,608
Ability Enterprise Company, Ltd.	8,240	16,103
Accor SA	1,059	58,991
Adani Enterprises, Ltd.	1,097	15,177
Adidas-Salomon AG	1,835	97,142
Advance Auto Parts, Inc.	1,000	39,280
Aeon Company (M) Berhad	3,500	4,810
AEON Company, Ltd.	3,100	29,505
Aeropostale, Inc. *	1,065	46,296
AFC Enterprises, Inc. *	1,300	10,946
AFG Arbonia-Forster Holding AG	54	1,173
Aga Rangemaster Group PLC	3,162	7,264
Air China, Ltd., Class H *	48,000	27,799
Air France KLM *	1,136	20,699
AirAsia BHD *	24,300	9,788
Airtran Holdings, Inc. * (a)	1,900	11,875
Aisin Seiki Company	1,700	41,072
Alaska Air Group, Inc. *	500	13,395
Alesco Corp., Ltd.	615	2,442
Alimentation Couche Tard, Inc.	2,600	45,533
All Nippon Airways Company, Ltd.	3,000	8,600

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Allegiant Travel Company *	300	$11,427
Allion Healthcare, Inc. *	710	4,153
Alpine Electronics, Inc.	900	8,368
Ambassadors Group, Inc.	200	3,130
Amer Sports Oyj, A Shares	882	7,665
American Axle & Manufacturing Holdings, Inc. (a)	300	2,124
American Eagle Outfitters, Inc.	2,979	50,226
American Woodmark Corp.	100	1,934
Americas Car Mart, Inc. *	700	16,765
Amerigon, Inc. *	1,000	7,350
Ameristar Casinos, Inc.	1,000	15,780
AMR Corp. * (a)	4,700	37,365
AnnTaylor Stores Corp. *	1,200	19,068
Aoyama Trading Company, Ltd.	900	15,359
Aristocrat Leisure, Ltd.	3,696	17,024
ArvinMeritor, Inc.	500	3,910
Asiana Airlines, Inc. *	2,380	7,923
ASICS Corp.	1,000	9,235
Astra International Tbk PT	11,500	39,605
ATC Technology Corp. *	300	5,928
Atom Corp. *	2,500	8,094
Audiovox Corp., Class A *	700	4,795
Autogrill SpA *	1,195	14,463
AutoNation, Inc. * (a)	3,100	56,048
AutoZone, Inc. *	500	73,110
Bally Technologies, Inc. *	700	26,859
Barnes & Noble, Inc. (a)	1,000	22,220
Bayerische Motoren Werke (BMW) AG	1,992	96,158
Beacon Roofing Supply, Inc. *	1,000	15,980
Bebe Stores, Inc.	1,500	11,040
Bed Bath & Beyond, Inc. * (a)	2,200	82,588
Belle International Holdings, Ltd., GDR	23,000	23,342
Bellway PLC	1,862	24,727
Benetton Group SpA	867	8,796
Berjaya Sports Toto BHD	3,642	4,659
Berkeley Group Holdings PLC *	769	10,903
Best Buy Company, Inc.	3,600	135,072
Best Denki Company, Ltd.	500	2,357
Big 5 Sporting Goods Corp.	1,000	15,100
Big C Supercenter PCL	6,800	8,905
Big Lots, Inc. *	1,200	30,024
Billabong International, Ltd.	3,511	36,990
BJ's Restaurants, Inc. *	900	13,491
BJ's Wholesale Club, Inc. * (a)	900	32,598
BlueLinx Holdings, Inc. *	300	1,203
Bob Evans Farms, Inc.	700	20,342
Bon-Ton Stores, Inc.	1,300	9,464
BorgWarner, Inc.	2,000	60,520
Bovis Homes Group PLC *	816	6,096
Boyd Gaming Corp. *	1,600	17,488
Brascan Residential Properties SA	4,400	19,198
Bridgestone Corp.	2,900	51,643
Brightpoint, Inc. *	2,200	19,250
Brilliance China Automotive Holdings, Ltd. *	68,000	7,070
Brinker International, Inc.	1,600	25,168
Brisa Auto Estrada, SA	2,900	28,592

The accompanying notes are an integral part of the financial statements.
82

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
British Airways PLC * (a)	4,906	$17,325
Brookfield Homes Corp. *	200	1,336
Brown Shoe, Inc.	800	6,416
Brunswick Corp.	2,000	23,960
BSS Group PLC	706	3,272
Buffalo Wild Wings, Inc. *	300	12,483
Bulgari SpA	1,321	10,225
Burberry Group PLC	5,900	47,516
Burger King Holdings, Inc.	600	10,554
BWIN Interactive Entertainment AG *	452	20,536
C.P. Seven Eleven PCL	23,200	13,680
Cabela's, Inc. * (a)	1,200	16,008
Cafe de Coral Holdings, Ltd.	2,000	4,380
California Pizza Kitchen, Inc. *	200	3,124
Callaway Golf Company (a)	1,000	7,610
Canadian Tire Corp., Ltd.	600	32,369
Canon Electronics, Inc.	200	3,731
Canon Sales Company, Inc.	700	12,332
CarMax, Inc. *	3,900	81,510
Carnival Corp. *	6,000	199,680
Carnival PLC, ADR *	1,600	55,184
Carphone Warehouse Group PLC	5,942	18,168
Carter's, Inc. *	800	21,360
Casey's General Stores, Inc.	600	18,828
Cash America International, Inc.	500	15,080
Casual Male Retail Group, Inc. *	2,400	8,256
Cathay Pacific Airways, Ltd. *	8,000	12,646
Cato Corp., Class A	400	8,116
Cavco Industries, Inc. *	100	3,550
CEC Entertainment, Inc. *	300	7,758
Central European Distribution Corp. *	1,000	32,760
Charles Voegele Holding AG *	176	7,724
Charlotte Russe Holding, Inc. *	200	3,500
Charming Shoppes, Inc. *	2,600	12,766
Cheng Shin Rubber Industry Company, Ltd.	6,600	13,914
Chico's FAS, Inc. *	3,500	45,500
Children's Place Retail Stores, Inc. *	600	17,976
China Airlines, Ltd. *	8,320	2,775
China Dongxiang Group Company	27,000	17,867
China Eastern Airlines Corp., Ltd. - Hong
Kong Exchange *	60,000	20,418
China Southern Airlines Company, Ltd. -
Hong Kong Exchange *	60,000	18,848
China Travel International Investment
Hong Kong, Ltd.	22,000	4,348
Chipotle Mexican Grill, Inc., Class A * (a)	300	29,115
Chipotle Mexican Grill, Inc. *	400	33,288
Chiyoda Company, Ltd.	200	2,846
Choice Hotels International, Inc.	1,100	34,166
Churchill Downs, Inc.	400	15,400
Cinemark Holdings, Inc.	2,200	22,792
Cineworld Group PLC	2,556	6,607
Cintas Corp.	2,800	84,868
Circle K Sunkus Company, Ltd.	300	4,520
Citi Trends, Inc. *	100	2,847
Citizen Watch Company, Ltd.	3,500	19,505
CKE Restaurants, Inc.	700	7,343

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Coach, Inc.	2,700	$88,884
Coldwater Creek, Inc. *	1,100	9,020
Collective Brands, Inc. *	1,300	22,529
Colowide Company, Ltd.	1,500	10,058
Columbia Sportswear Company	700	28,812
Compagnie Financiere Richemont SA	3,390	95,989
Compagnie Generale des Etablissements
Michelin, Class B	988	77,737
Compagnie Plastic Omnium SA	375	10,160
Conn's, Inc. *	700	7,903
Consorcio ARA SA de CV *	6,000	3,601
Continental Airlines, Inc., Class B *	1,600	26,304
Cooper Tire & Rubber Company	400	7,032
Copart, Inc. * (a)	1,100	36,531
Core-Mark Holding Company, Inc. *	100	2,860
Corp. GEO SA de CV, Series B *	12,300	33,445
Costco Wholesale Corp.	3,800	214,548
Cracker Barrel Old Country Store, Inc.	300	10,320
Crocs, Inc. *	400	2,660
Crown, Ltd.	7,045	55,274
Culture Convenience Club Company, Ltd. (a)	1,100	7,145
CVS Caremark Corp.	16,149	577,165
D.R. Horton, Inc.	4,100	46,781
Daewoo International Corp.	288	8,574
Daewoo Motor Sales Corp. *	161	1,577
Daihatsu Motor Company, Ltd.	1,000	10,181
Daimler AG	5,400	271,674
Daiwa House Industry Company, Ltd.	4,000	41,919
Darden Restaurants, Inc.	1,400	47,782
David Jones, Ltd.	3,562	18,263
DCM Japan Holdings Company, Ltd.	1,400	9,504
De La Rue PLC Group	1,136	16,303
Debenhams PLC	18,950	23,073
Debica SA	320	7,142
Deckers Outdoor Corp. *	200	16,970
Delta Air Lines, Inc. *	5,200	46,592
Denso Corp.	2,500	72,664
Denway Motors, Ltd.	68,000	30,250
Desarrolladora Homex SA de CV *	1,000	6,281
Desarrolladora Homex SA de CV *	400	15,112
Descente, Ltd.	2,000	9,159
Destination Maternity Corp. *	400	7,252
Deutsche Lufthansa AG	2,283	40,532
Dick's Sporting Goods, Inc. *	1,400	31,360
Dillard's, Inc., Class A	1,600	22,560
DineEquity, Inc. *	500	12,375
Diploma PLC	2,172	6,006
Dixons Group PLC *	11,976	5,128
Dollar Tree, Inc. *	1,000	48,680
Domino's Pizza, Inc. *	1,500	13,260
Don Quijote Company, Ltd.	200	4,731
Dongfeng Motor Group Company, Ltd.	30,000	31,398
Dorel Industries, Inc., Class B	200	5,496
Dorman Products, Inc. *	300	4,506
Douglas Holding AG	377	17,260
Doutor Nichires Holdings Company, Ltd.	700	10,726

The accompanying notes are an integral part of the financial statements.
83

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
DRB-Hicom BHD	17,200	$5,727
DreamWorks Animation SKG, Inc., Class A *	1,000	35,570
DSW, Inc., Class A *	200	3,194
DTS, Inc. *	300	8,214
Dufry Group AG *	34	1,904
Eastern Platinum, Ltd. *	26,100	14,139
easyJet PLC *	2,229	13,522
EDION Corp.	500	4,311
Electrolux AB, Series B *	1,712	39,271
ElringKlinger AG	874	17,985
Enterprise Inns PLC	1,488	2,964
Esprit Holdings, Ltd.	5,600	37,556
Etam Developpement SA *	178	3,984
Ethan Allen Interiors, Inc.	400	6,600
EVA Airways Corp. *	27,920	10,986
Exedy Corp.	200	4,371
Exide Technologies *	1,700	13,549
Family Dollar Stores, Inc.	1,800	47,520
FamilyMart Company, Ltd.	300	9,652
Far Eastern Department Stores Company, Ltd.	11,330	11,195
Far Eastern Textile, Ltd.	15,442	18,054
Fast Retailing Company, Ltd.	200	25,217
Fastenal Company	1,600	61,920
Federal Mogul Corp. *	1,900	22,933
FGX International Holdings, Ltd. *	300	4,185
Fiat SpA *	5,758	74,267
Finish Line, Inc.	300	3,048
First Cash Financial Services, Inc. *	400	6,852
Fleetwood Corp., Ltd.	1,728	13,275
Foot Locker, Inc.	3,100	37,045
Ford Motor Company *	27,700	199,717
Formosa International Hotels Corp.	1,100	13,795
Formosa Taffeta Company, Ltd.	12,000	8,010
Forzani Group, Ltd., Class A	200	2,522
Foschini, Ltd.	2,097	17,357
France Bed Holdings Company, Ltd.	5,000	7,127
Fred's, Inc., Class A	1,300	16,549
Fuel Systems Solutions, Inc. *	100	3,599
Fuji Heavy Industries, Ltd.	5,000	19,249
Furniture Brands International, Inc. *	300	1,659
Futaba Industrial Company, Ltd.	400	1,667
Game Group PLC	4,942	12,621
GameStop Corp., Class A *	2,900	76,763
Gaylord Entertainment Company * (a)	900	18,090
Geely Automobile Holdings Company, Ltd.	60,000	16,233
Genesco, Inc. *	400	9,628
Genting BHD	10,800	21,271
Genuine Parts Company	1,500	57,090
Georg Fischer AG *	30	7,877
Geox SpA	1,356	11,757
Giant Manufacturing Company, Ltd.	4,800	12,961
Gigas K's Denki Corp.	500	16,792
G-III Apparel Group, Ltd. *	200	2,830
Gildan Activewear, Inc. *	1,000	19,764
Giordano International, Ltd.	8,000	1,992
GKN PLC *	14,913	27,153

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Glorious Sun Enterprises, Ltd.	30,000	$9,199
Goodyear Tire & Rubber Company *	1,900	32,357
Grafton Group PLC *	1,533	8,729
Great Canadian Gaming Corp. *	400	3,041
Group 1 Automotive, Inc.	500	13,425
Grupo Elektra SA de CV	260	10,306
GS Yuasa Corp. (a)	2,000	18,168
GUD Holdings, Ltd.	1,853	14,241
Guess?, Inc.	900	33,336
Gymboree Corp. *	700	33,866
H20 Retailing Corp.	1,000	6,263
Haldex AB *	600	5,579
Halfords Group PLC	3,088	17,388
Halla Climate Control Company, Ltd.	1,310	13,115
Hanesbrands, Inc. *	1,600	34,240
Hankook Tire Company, Ltd.	830	16,472
Hanwa Company, Ltd.	2,000	7,201
Hanwha Corp.	530	19,282
Harley-Davidson, Inc. (a)	4,100	94,300
Harman International Industries, Inc.	1,100	37,268
Harvey Norman Holding, Ltd.	5,854	22,108
Hasbro, Inc.	1,400	38,850
Haseko Corp.	7,000	6,779
Haverty Furniture Companies, Inc. *	300	3,543
Hawaiian Holdings, Inc. *	1,000	8,260
Headlam Group PLC	474	2,334
Hennes & Mauritz AB, B shares	1,818	102,162
Herman Miller, Inc.	900	15,219
Hermes International SA	266	39,282
Hero Honda Motors, Ltd.	572	19,877
hhgregg, Inc. *	800	13,552
Hibbett Sports, Inc. *	400	7,292
HIS Company, Ltd.	400	8,220
Hitachi High-Technologies Corp.	800	16,570
HMV Group PLC	2,045	3,430
HNI Corp.	600	14,160
Holidaybreak PLC	1,968	9,449
Home Depot, Inc. (a)	18,804	500,939
Home Retail Group PLC	8,437	36,733
Honda Motor Company, Ltd., SADR	2,000	60,620
Honda Motor Company, Ltd.	6,400	194,061
Hongkong & Shanghai Hotels, Ltd.	8,182	10,594
Hooker Furniture Corp.	400	5,400
Hot Topic, Inc. *	1,000	7,490
Hotai Motor Company, Ltd.	5,000	12,190
Hotel Properties, Ltd.	2,000	3,283
Houston Wire & Cable Company	400	4,420
Hovnanian Enterprises, Inc., Class A * (a)	300	1,152
HSN, Inc. *	1,020	16,606
Hyosung Corp.	255	14,577
Hyundai Department Store Company, Ltd.	157	14,627
Hyundai Development Company	786	28,476
Hyundai Mobis	424	59,307
Hyundai Motor Company, Ltd.	955	90,000
Iconix Brand Group, Inc. *	1,600	19,952
IG Group Holdings PLC	2,931	15,635

The accompanying notes are an integral part of the financial statements.
84

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Inaba Denki Sangyo Company, Ltd.	400	$9,572
Inchcape PLC *	2,797	1,259
Industria de Diseno Textil SA	727	41,753
Ingram Micro, Inc., Class A *	2,500	42,125
Insight Enterprises, Inc. *	1,000	12,210
Inspur International, Ltd.	45,000	5,886
Intercontinental Hotels Group PLC	2,200	28,424
Interface, Inc., Class A	1,200	9,960
International Game Technology	2,400	51,552
International Metal Service SA *	172	3,320
International Speedway Corp., Class A	900	24,813
Interval Leisure Group, Inc. *	720	8,986
Isetan Mitsukoshi Holdings, Ltd.	3,500	39,942
Isle of Capri Casinos, Inc. *	600	7,074
Isuzu Motors, Ltd.	8,000	16,756
Itochu Corp.	6,000	39,355
Izumi Company, Ltd.	700	9,748
Izumiya Company, Ltd.	1,000	5,442
J Front Retailing Company, Ltd.	5,000	29,954
J. Crew Group, Inc. *	1,000	35,820
J.C. Penney Company, Inc.	2,400	81,000
J.D. Wetherspoon PLC	642	4,921
Jack in the Box, Inc. *	900	18,441
Jakks Pacific, Inc. *	200	2,864
Jalux, Inc.	500	6,822
Japan Airlines System Corp. *	5,000	7,333
Japan Pulp & Paper Company, Ltd.	1,000	3,810
Japan Wool Textile Company, Ltd.	1,000	7,555
Jardine Cycle and Carriage, Ltd.	1,000	17,145
JB Hi-Fi, Ltd.	1,522	26,595
JD Group, Ltd.	2,907	17,286
JetBlue Airways Corp. * (a)	5,500	32,890
Jo-Ann Stores, Inc. *	800	21,464
Johnson Controls, Inc.	4,900	125,244
Jones Apparel Group, Inc.	1,900	34,067
Jos. A. Bank Clothiers, Inc. *	200	8,954
Juki Corp.	1,000	1,157
Kanematsu Corp. *	9,000	7,976
Kangwon Land, Inc.	910	13,418
Kappa Create Company, Ltd. *	350	8,877
Katakura Industries Company, Ltd.	700	8,110
KB Home	1,200	19,932
Keihin Corp.	300	4,933
Kesa Electricals PLC	3,019	6,937
Kia Motors Corp. *	1,680	26,388
Kier Group PLC	213	4,030
Kimball International, Inc., Class B	200	1,526
Kinepolis Group NV	353	14,893
Kingfisher PLC	19,603	66,738
Kirklands, Inc. *	500	7,125
Kisoji Company, Ltd.	400	8,940
Knoll, Inc.	800	8,344
Kohl's Corp. *	3,342	190,661
Koito Manufacturing Company, Ltd.	1,000	13,763
Kokuyo Company, Ltd.	500	4,569
Komeri Company, Ltd.	500	14,777

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Korean Air Lines Company, Ltd. *	473	$19,213
Koyo Seiko Company, Ltd.	1,800	20,792
K-Swiss, Inc., Class A	400	3,516
Kuoni Reisen Holding AG, Series B	39	14,486
Kuraray Company, Ltd.	2,500	27,131
Ladbrokes PLC	4,960	14,875
Lan Airlines SA, SADR	900	11,862
Las Vegas Sands Corp. * (a)	11,500	193,660
Lawson, Inc.	500	23,240
La-Z-Boy, Inc.	2,000	17,300
Leapfrog Enterprises, Inc., Class A *	1,000	4,110
Lennar Corp., Class A	2,400	34,200
Leon's Furniture, Ltd.	300	2,900
LG International Corp.	780	20,838
Li & Fung, Ltd.	8,000	32,630
Li Ning Company, Ltd.	2,500	7,693
Life Corp.	500	8,567
Life Time Fitness, Inc. * (a)	800	22,440
Limited Brands, Inc.	5,600	95,144
Linamar Corp.	400	5,324
Liz Claiborne, Inc. *	2,400	11,832
LKQ Corp. *	2,100	38,934
Lojas Americanas SA	1,300	7,125
Lojas Renner SA	1,500	26,298
Lotte Shopping Company, Ltd.	98	26,368
Lottomatica SpA	751	16,834
Lowe's Companies, Inc.	14,200	297,348
Luby's Cafeterias, Inc. *	139	584
Lumber Liquidators, Inc. *	900	19,521
Luminar Group Holdings PLC	790	1,220
M.D.C. Holdings, Inc.	700	24,318
M/I Homes, Inc. *	300	4,077
Macy's, Inc.	7,700	140,833
Magna International, Inc.	911	38,826
Mahindra & Mahindra, Ltd.	1,245	22,729
Maidenform Brands, Inc. *	400	6,424
Marcus Corp.	300	3,837
Marks & Spencer Group PLC	13,545	78,499
Marriott International, Inc., Class A	3,022	83,377
Marubeni Corp.	6,000	30,065
Marui Company, Ltd.	2,800	19,975
Marvel Entertainment, Inc. *	600	29,772
Massmart Holdings, Ltd.	1,182	13,883
Matsushita Electric Industrial Company, Ltd.	8,500	124,367
Matsuya Company, Ltd.	500	3,999
Mattel, Inc.	3,500	64,610
Mazda Motor Corp.	9,000	19,993
McDonald's Corp.	9,400	536,458
Medion AG	481	5,159
Meritage Homes Corp. *	400	8,120
Metro Holdings, Ltd.	10,000	5,116
MGM Mirage, Inc. * (a)	300	3,612
Millennium & Copthorne Hotels PLC	2,059	12,291
Mitchells & Butlers PLC *	4,567	19,013
Mitsubishi Corp.	6,800	136,568
Mitsubishi Logistics Corp.	1,000	12,038

The accompanying notes are an integral part of the financial statements.
85

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Mitsubishi Motors Corp. *	17,000	$27,856
Mitsubishi Rayon Company, Ltd.	6,000	20,365
Mitsui & Company, Ltd.	300	78,132
Mitsui & Company, Ltd.	2,000	26,029
Mitsui-Soko Company, Ltd.	1,000	3,791
Mitsuuroko Company, Ltd.	1,000	7,166
Mizuno Corp.	1,000	4,799
Mobile Mini, Inc. *	1,100	19,096
Modine Manufacturing Company	1,300	12,051
Mohawk Industries, Inc. *	1,300	61,997
Monarch Casino & Resort, Inc. *	200	2,152
MOS Food Services, Inc.	500	8,691
Mothercare PLC	561	5,054
Movado Group, Inc.	300	4,359
MSC Industrial Direct Company, Inc., Class A	700	30,506
Multimedia Games, Inc. *	1,200	6,144
Mutow Company, Ltd.	400	1,794
MWI Veterinary Supply, Inc. *	100	3,995
N. Brown Group PLC	922	3,625
Nagase & Company, Ltd.	1,000	12,295
Namco Bandai Holdings, Inc.	1,400	14,307
NAN Kang Rubber Tire Company, Ltd. *	8,000	8,561
National Cinemedia, Inc.	700	11,879
National Presto Industries, Inc.	100	8,651
Navistar International Corp. *	800	29,936
New York & Company, Inc. *	200	1,024
Newell Rubbermaid, Inc.	4,800	75,312
Next Group PLC	1,681	48,305
NGK Spark Plug Company, Ltd.	2,000	25,279
NH Hoteles SA *	580	3,848
NHK Spring Company, Ltd.	2,000	16,488
Nidec Sankyo Corp.	2,000	11,279
Nifco, Inc.	200	3,972
NIKE, Inc., Class B	3,300	213,510
Nintendo Company, Ltd.	400	102,279
Nippon Gas Company, Ltd.	600	10,065
Nippon Seiki Company, Ltd.	1,000	11,327
Nishimatsuya Chain Company, Ltd.	1,200	12,558
Nissan Motor Company, Ltd. *	11,200	75,218
Nisshinbo Industries, Inc.	1,000	10,556
Nissin Kogyo Company, Ltd.	800	11,584
Nitori Company, Ltd.	250	21,256
Nitto Boseki Company, Ltd.	2,000	3,923
Nobia AB	4,653	25,575
NOK Corp.	1,300	19,260
Nokian Renkaat Oyj (a)	853	19,911
Nordstrom, Inc. (a)	2,900	88,566
Noritake Company, Ltd.	1,000	3,083
Nu Skin Enterprises, Inc., Class A	700	12,971
NVR, Inc. *	100	63,737
Office Depot, Inc. *	5,200	34,424
OfficeMax, Inc. *	800	10,064
Onward Kashiyama Company, Ltd.	1,000	7,406
OPAP SA	1,350	34,910
O'Reilly Automotive, Inc. *	2,400	86,736
Organizacion Soriana SA de CV *	11,600	28,740

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Orient Express Hotels, Ltd., Class A	1,400	$16,114
Oriental Land Company, Ltd.	300	21,106
Oshkosh Corp.	1,300	40,209
Owens & Minor, Inc.	500	22,625
Oxford Industries, Inc.	100	1,970
P.F. Chang's China Bistro, Inc. *	500	16,985
PACCAR, Inc.	3,156	119,013
Pacific Sunwear of California, Inc. *	400	2,060
Paddy Power PLC	155	4,720
Panera Bread Company, Class A *	600	33,000
Pantry, Inc. *	600	9,408
Papa John's International, Inc. *	500	12,285
Parco Company, Ltd.	1,300	11,976
Parkson Retail Group, Ltd.	15,000	22,130
PartyGaming PLC *	2,309	10,009
Pendragon PLC *	26,477	16,185
Penn National Gaming, Inc. *	1,200	33,192
Penske Auto Group, Inc. (a)	2,400	46,032
Perry Ellis International, Inc. *	200	3,208
Persimmon PLC *	5,286	38,620
PetSmart, Inc.	1,300	28,275
Phillips-Van Heusen Corp.	1,100	47,069
Pick'n Pay Stores, Ltd.	1,977	10,556
Pinnacle Entertainment, Inc. *	1,500	15,285
Pioneer Electronic Corp. *	1,000	2,388
Pirelli & Company SpA *	26,189	14,060
Plascar Participacoes Industriais SA *	700	929
Polaris Industries, Inc.	500	20,390
Polo Ralph Lauren Corp., Class A	1,000	76,620
Pool Corp.	700	15,554
Pou Chen Corp.	22,153	14,315
PPR SA	767	98,442
Praktiker Bau- und Heimwerkermaerkte AG	439	6,058
President Chain Store Corp.	4,544	11,120
Press Kogyo Company, Ltd.	1,000	1,982
PriceSmart, Inc.	500	9,375
PSA Peugeot Citroen SA *	1,607	49,127
Pulte Homes, Inc. *	3,500	38,465
Puma AG	48	15,948
Punch Taverns PLC *	1,433	2,767
Qantas Airways, Ltd.	15,432	38,853
Quiksilver, Inc. *	800	2,200
RadioShack Corp.	1,730	28,666
Rallye SA (a)	340	12,116
RC2 Corp. *	100	1,425
Red Robin Gourmet Burgers, Inc. *	400	8,168
Redrow PLC *	1,082	3,730
Reece Australia, Ltd.	929	19,665
Regal Entertainment Group, Class A	2,500	30,800
Regis Corp. (a)	1,100	17,050
Renault Regie Nationale SA *	2,643	123,617
Resorts World BHD	11,400	8,982
Resorttrust, Inc.	900	11,561
Retail Ventures, Inc. *	2,500	13,175
RG Barry Corp. *	800	6,224
Richelieu Hardware, Ltd.	700	12,736

The accompanying notes are an integral part of the financial statements.
86

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Riken Corp.	1,000	$3,589
RONA, Inc. *	1,300	18,213
Ross Stores, Inc.	700	33,439
Rossi Residencial SA	4,800	38,609
Royal Caribbean Cruises, Ltd. *	3,900	93,912
Rubis SA	137	12,521
Ruby Tuesday, Inc. *	1,200	10,104
Rush Enterprises, Inc., Class A *	200	2,584
Ryland Group, Inc.	900	18,963
Ryohin Keikaku Company, Ltd.	300	15,505
SA D'Ieteren Trading NV	28	10,443
Saks, Inc. * (a)	2,500	17,050
Sally Beauty Holdings, Inc. *	2,900	20,619
Samsung Corp.	1,205	55,424
San-Ai Oil Company, Ltd.	2,000	9,893
Sanden Corp.	1,000	2,822
SANKYO Company, Ltd.	400	24,971
Sanyang Industrial Company, Ltd. *	42,000	18,944
Sanyo Shokai, Ltd.	1,000	3,275
ScanSource, Inc. *	600	16,992
Schulthess Group AG	116	6,923
Scientific Games Corp., Class A *	1,500	23,745
Sealy Corp. *	2,800	8,960
Sears Holdings Corp. * (a)	1,900	124,089
SEB SA	401	21,315
SEGA SAMMY HOLDINGS, Inc.	1,100	14,316
Seiko Corp.	1,000	2,494
Sekisui Chemical Company, Ltd.	4,000	23,088
Sekisui House, Ltd.	6,000	53,739
Seven & I Holdings Company, Ltd.	4,200	100,113
Shangri-La Asia, Ltd.	10,000	18,839
Shibusawa Warehouse Company, Ltd.	1,000	3,787
Shimachu Company, Ltd.	700	18,281
Shimamura Company, Ltd.	200	19,661
Shimano, Inc.	400	17,194
Shinsegae Company, Ltd.	67	33,797
Shochiku Company, Ltd.	1,000	8,755
Shoe Carnival, Inc. *	300	4,626
Shoppers Drug Mart Corp.	900	36,936
Showa Aircraft Industry Company, Ltd.	1,000	8,352
Shuffle Master, Inc. *	1,100	10,362
Signet Jewelers, Ltd. *	2,276	59,927
Singapore Airlines, Ltd.	4,000	39,116
SK Networks Company, Ltd.	610	6,541
Skechers U.S.A., Inc., Class A *	400	6,856
Sky City Entertainment Group, Ltd.	8,173	19,179
Skyline Corp.	100	2,256
SkyWest, Inc.	1,200	19,896
Sodexho Alliance	416	25,006
Sojitz Holdings Corp.	11,400	21,486
Sol Melia SA	724	7,322
Sonae, SGPS SA	19,562	27,087
Sonic Corp. *	1,100	12,166
Sony Corp.	3,100	90,520
Sorin SpA *	7,397	12,475
Southwest Airlines Company	8,400	80,640

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Speedway Motorsports, Inc.	1,100	$15,829
Sport Supply Group, Inc.	600	6,114
Sports Direct International PLC	7,101	11,633
Spotless Group, Ltd.	5,512	12,189
Standard Motor Products, Inc.	900	13,680
Standard Pacific Corp. *	2,300	8,487
Staples, Inc.	6,189	143,709
Star Cruises, Ltd. *	54,000	13,123
Starbucks Corp. *	6,300	130,095
Starwood Hotels & Resorts Worldwide, Inc.	1,700	56,151
Steelcase, Inc. Class A	500	3,105
Stein Mart, Inc. *	700	8,897
Steinhoff International Holdings, Ltd. *	10,553	23,281
Steinway Musical Instruments, Inc. *	100	1,187
Steven Madden, Ltd. *	400	14,724
Stockmann Oyj Abp, Series B	271	7,151
Sugi Pharmacy Company, Ltd.	400	8,486
Sumitomo Corp.	5,400	55,169
Sumitomo Rubber Industries, Inc.	1,500	14,033
Sumitomo Warehouse Company, Ltd.	3,000	14,442
Sun International, Ltd. *	1,358	15,902
Sundrug Company, Ltd.	400	10,774
Superior Industries International, Inc.	900	12,780
Susser Holdings Corp. *	200	2,514
Suzuki Motor Corp.	1,600	37,173
Swatch Group AG, BR shares	191	45,084
Swatch Group AG	246	11,202
Systemax, Inc. *	700	8,491
TABCORP Holdings, Ltd.	4,305	27,110
Tainan Spinning Company, Ltd. *	25,000	9,457
Taiwan Tea Corp. *	16,625	11,045
Takashimaya Company, Ltd.	3,000	23,842
Takata Corp.	200	3,631
Talbots, Inc.	200	1,846
Target Corp.	8,300	387,444
Tata Motors, Ltd., SADR (a)	2,700	34,992
Tattersall's, Ltd.	9,752	21,809
Taylor Woodrow PLC *	6,648	4,488
Tech Data Corp. *	1,200	49,932
Teco Electric & Machinery Company, Ltd.	20,000	8,680
Teijin, Ltd.	9,000	27,885
Tempur-Pedic International, Inc. *	800	15,152
Tenneco, Inc. *	300	3,912
Texas Roadhouse, Inc., Class A *	1,200	12,744
Texwinca Holdings, Ltd.	12,000	9,454
The Buckle, Inc. (a)	750	25,605
The Cheesecake Factory, Inc. *	1,400	25,928
The Dress Barn, Inc. * (a)	1,600	28,688
The Gap, Inc.	6,028	128,999
The Jean Coutu Group (PJC), Inc., Class A	1,500	13,366
The Men's Wearhouse, Inc. (a)	1,300	32,110
The Pep Boys - Manny, Moe & Jack	1,100	10,747
The Steak & Shake Company * (a)	1,700	20,009
The Toro Company	600	23,862
The Wet Seal, Inc., Class A *	2,000	7,560
The Yokohama Rubber Company, Ltd.	2,000	9,753

The accompanying notes are an integral part of the financial statements.
87

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Thomas Cook Group PLC	3,763	$13,987
Thor Industries, Inc.	1,100	34,045
Tiffany & Company (a)	1,100	42,383
Tim Hortons, Inc.	1,400	39,804
Timberland Company, Class A *	800	11,136
Titan International, Inc.	125	1,112
Titan Machinery, Inc. *	800	10,016
TiVo, Inc. *	1,700	17,612
TJX Companies, Inc.	3,465	128,725
Tod's SpA	254	17,368
Tofas Turk Otomobil Fabrik AS	5,224	14,778
Toho Company, Ltd.	500	8,476
Tokai Rika Company, Ltd.	600	10,675
Tokyo Dome Corp.	3,000	9,166
Tokyo Style Company, Ltd.	1,000	8,579
Toll Brothers, Inc. *	2,900	56,666
Topre Corp.	1,100	10,170
Toray Industries, Inc.	5,000	30,110
Toto, Ltd.	2,000	12,443
Toyobo Company, Ltd.	10,000	17,067
Toyoda Gosei Company, Ltd.	600	17,387
Toyota Auto Body Company, Ltd.	600	11,614
Toyota Motor Corp.	6,600	518,562
Toyota Tsusho Corp.	2,000	29,980
Tractor Supply Company *	600	29,052
True Religion Apparel, Inc. *	400	10,372
Truworths International, Ltd.	3,324	18,889
TRW Automotive Holdings Corp. *	2,600	43,550
Tsuruha Holdings, Inc.	300	12,445
Tuesday Morning Corp. *	900	3,744
TUI AG * (a)	2,754	28,435
TUI Travel PLC	4,353	17,723
UAL Corp. * (a)	2,800	25,816
Ulta Salon, Cosmetics & Fragrance, Inc. *	900	14,859
UMW Holdings BHD	7,700	13,972
Under Armour, Inc., Class A * (a)	600	16,698
Unifirst Corp.	400	17,780
Uni-Select, Inc.	200	4,950
United Stationers, Inc. *	500	23,805
Universal Electronics, Inc. *	100	2,042
UNY Company, Ltd.	2,000	14,891
Urban Outfitters, Inc. *	1,900	57,323
Urbi Desarrollos Urbanos SA de CV *	6,600	13,379
US Airways Group, Inc. *	1,300	6,110
USS Company, Ltd.	210	12,430
Vail Resorts, Inc. *	900	30,186
Valeo SA *	771	20,366
Valora Holding AG	66	15,734
VF Corp.	1,900	137,617
Virgin Blue Holdings, Ltd. *	16,061	6,057
Volcom, Inc. *	700	11,536
Volkswagen AG (a)	125	20,529
WABCO Holdings, Inc.	800	16,800
Wacoal Corp.	1,000	13,026
Walgreen Company	11,020	412,919
Wal-Mart de Mexico SA de CV, Series V	11,400	39,529

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Wal-Mart Stores, Inc.	21,959	$1,077,967
Walt Disney Company	17,019	467,342
Warnaco Group, Inc. *	800	35,088
Warner Music Group Corp. *	2,600	14,378
Watami Company, Ltd.	400	8,393
Watsco, Inc.	400	21,564
Weichai Power Company, Ltd.	3,000	15,672
Wendy's/Arby's Group, Inc.	7,504	35,494
Wesco International, Inc. *	800	23,040
WH Smith PLC	730	5,264
Whirlpool Corp. (a)	1,300	90,948
Whitbread PLC	2,425	47,126
William Hill PLC	6,637	18,717
Williams-Sonoma, Inc. (a)	1,500	30,345
Wincanton PLC	620	2,343
Winnebago Industries, Inc. *	400	5,884
WMS Industries, Inc. *	900	40,104
Wolseley PLC *	2,400	57,933
Wolverine World Wide, Inc.	659	16,370
Woolworths Holdings, Ltd.	7,995	17,240
World Fuel Services Corp. (a)	600	28,842
Wyndham Worldwide Corp.	3,300	53,856
Wynn Resorts, Ltd. * (a)	1,100	77,979
Xebio Company, Ltd.	500	11,712
Yamada Denki Company, Ltd.	470	31,877
Yamaha Corp.	1,700	20,024
Yamaha Motor Company, Ltd.	2,600	31,777
Yasuda Warehouse Company, Ltd.	1,000	7,502
Yoshimoto Kogyo Company, Ltd.	700	10,433
Yuasa Trading Company, Ltd.	7,000	7,678
Yue Yuen Industrial Holdings, Ltd.	7,000	19,620
Yulon Motor Company, Ltd.	11,000	12,607
Yulon Nissan Motor Company, Ltd. *	5,000	11,933
Yum! Brands, Inc.	3,900	131,664
Zale Corp. *	300	2,145
Zumiez, Inc. *	300	4,923

		22,680,045
Consumer, Non-cyclical - 12.24%
A.G. Barr PLC *	978	12,675
AarhusKarlshamn AB	600	11,547
Aaron, Inc., Class B	900	23,760
Abaxis, Inc. *	200	5,350
Abbott Laboratories	6,844	338,573
Abertis Infraestructuras SA	1,798	40,836
Abiomed, Inc. *	200	1,942
ABM Industries, Inc.	1,100	23,144
Abraxis BioScience, Inc. *	200	7,276
Acadia Pharmaceuticals, Inc. *	900	1,539
Accelrys, Inc. *	1,100	6,380
Acco Brands Corp. *	1,100	7,942
Accuray, Inc. *	300	1,950
Acorda Therapeutics, Inc. *	500	11,640
Actelion, Ltd. *	592	36,804
Adcock Ingram Holdings, Ltd.	524	3,364
Adecco SA	842	44,833
Aderans Company, Ltd.	200	2,836

The accompanying notes are an integral part of the financial statements.
88

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Administaff, Inc.	300	$7,881
Affymax, Inc. *	500	11,945
Affymetrix, Inc. *	1,200	10,536
Aggreko PLC	2,431	27,299
Air Methods Corp. *	100	3,257
Ajinomoto Company, Inc.	7,000	69,959
Alapis Holding Industrial & Commercial SA	9,369	8,284
Alberto-Culver Company	1,700	47,056
Alexion Pharmaceuticals, Inc. *	800	35,632
Alfresa Holdings Corp. (a)	400	16,281
Alico, Inc. (a)	100	2,939
Align Technology, Inc. *	1,300	18,486
Alkermes, Inc. *	1,600	14,704
Allergan, Inc.	2,700	153,252
Alliance Data Systems Corp. * (a)	1,000	61,080
Alliance Imaging, Inc. *	200	1,132
Alliance One International, Inc. *	2,600	11,648
Allos Therapeutics, Inc. *	300	2,175
Almost Family, Inc. *	100	2,975
Alnylam Pharmaceuticals, Inc. *	700	15,876
Altria Group, Inc.	17,964	319,939
AMAG Pharmaceuticals, Inc. *	300	13,104
Amedisys, Inc. * (a)	500	21,815
American Banknote SA	200	1,941
American Dental Partners, Inc. *	200	2,800
American Italian Pasta Company, Class A *	300	8,154
American Medical Systems Holdings, Inc. *	1,000	16,920
AMERIGROUP Corp. *	1,000	22,170
AmerisourceBergen Corp.	2,400	53,712
Amgen, Inc. *	4,828	290,790
Amicus Therapeutics, Inc. * (a)	400	3,500
AMN Healthcare Services, Inc. *	400	3,804
Amorepacific Corp.	25	17,912
AmSurg Corp. *	700	14,861
Amvig Holdings, Ltd.	4,000	1,647
Amylin Pharmaceuticals, Inc. *	2,300	31,487
Anadolu Efes Biracilik ve Malt Sanayii AS	1,058	11,585
Anadys Pharmaceuticals, Inc. *	1,300	3,419
Andersons, Inc.	100	3,520
AngioDynamics, Inc. *	200	2,756
Anhanguera Educacional Participacoes SA *	800	9,122
Anheuser-Busch InBev NV	3,110	142,207
Anika Therapeutics, Inc *	1,000	6,500
Apollo Group, Inc., Class A *	800	58,936
Arbitron, Inc.	200	4,152
Archer-Daniels-Midland Company	7,112	207,813
Ardea Biosciences, Inc. *	300	5,496
Arena Pharmaceuticals, Inc. * (a)	600	2,682
Ariake Japan Company, Ltd.	500	8,276
Arqule, Inc. *	600	2,724
Aryzta AG *	1,127	45,764
Asahi Breweries, Ltd.	2,600	47,454
Asia Food & Properties, Ltd. *	9,000	3,647
Asiatic Development BHD	5,000	8,679
Aspen Pharmacare Holdings, Ltd. *	2,184	18,060
Assisted Living Concepts, Inc. *	360	7,459

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Associated British Foods PLC	2,912	$39,441
Assura Group, Ltd. *	5,036	2,740
Astellas Pharmaceuticals, Inc.	1,900	78,075
Astra Agro Lestari Tbk PT	2,000	4,355
AstraZeneca PLC, SADR (a)	5,000	224,750
Athenahealth, Inc. *	500	19,185
Atria PLC	525	9,152
ATS Medical, Inc. *	1,700	4,556
Autostrade SpA	1,670	40,517
Auxilium Pharmaceuticals, Inc. *	500	17,105
Avery Dennison Corp.	1,400	50,414
Avis Budget Group, Inc. *	2,200	29,392
Avon Products, Inc.	3,600	122,256
AWB, Ltd.	3,762	4,208
AWB, Ltd. *	4,810	5,410
Axfood AB	100	2,770
B&G Foods, Inc.	300	2,457
Babcock International Group PLC	2,859	26,014
Bachem Holding AG	51	3,449
Balrampur Chini Mills, Ltd.	5,350	13,485
Bangkok Dusit Medical Service PCL	12,200	9,403
Bare Escentuals, Inc. *	1,400	16,646
Baron de Ley SA *	66	3,558
Barrett Business Services, Inc.	1,000	10,580
Barry Callebaut AG *	20	11,861
Basilea Pharmaceutica AG *	119	11,997
Bavarian Nordic A/S *	150	6,863
Baxter International, Inc.	2,900	165,329
Beckman Coulter, Inc.	900	62,046
Becton, Dickinson & Company	2,100	146,475
Beiersdorf AG	429	25,211
Benesse Corp.	400	19,551
BIM Birlesik Magazalar AS	359	14,674
Bio Reference Labs, Inc. *	300	10,320
Biocryst Pharmaceuticals, Inc. * (a)	1,300	10,712
Biodel, Inc. *	1,100	5,907
BioMarin Pharmaceutical, Inc. *	1,300	23,504
BioMimetic Therapeutics, Inc. *	600	7,326
BioScrip, Inc. *	700	4,732
Biotest AG	188	11,934
Biovail Corp.	1,500	23,145
Bisi International PT *	47,500	10,127
Blue Nile, Inc. *	300	18,636
Blyth, Inc.	250	9,683
Bongrain SA *	43	3,322
Boston Beer Company, Inc. *	100	3,708
Boston Scientific Corp. *	20,716	219,382
Bowne & Company, Inc.	806	6,206
Brambles, Ltd.	6,902	48,967
BRF - Brasil Foods SA *	400	21,300
Bristol-Myers Squibb Company	17,175	386,781
British American Tobacco Malaysia BHD	800	10,172
British American Tobacco PLC	963	30,265
British American Tobacco PLC	3,400	215,050
Britvic PLC	1,286	7,245
Brookdale Senior Living, Inc.	1,500	27,195

The accompanying notes are an integral part of the financial statements.
89

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Brown Forman Corp., Class B	450	$21,699
Bruker BioSciences Corp. *	2,100	22,407
Brunel International NV	442	15,109
BTG PLC *	3,898	11,314
Bunge, Ltd.	1,200	75,132
Bunzl PLC	2,935	29,770
Bureau Veritas SA	318	17,949
C&C Group PLC - London Exchange	1,097	4,623
C.R. Bard, Inc.	500	39,305
Cadbury PLC, SADR	2,400	122,904
Cadence Pharmaceuticals, Inc. *	800	8,848
Cadila Healthcare, Ltd.	1,081	11,721
Calavo Growers, Inc.	600	11,388
Cal-Maine Foods, Inc. (a)	400	10,708
Campbell Soup Company	1,544	50,365
Campofrio Alimentacion SA *	807	8,434
Canada Bread Company, Ltd.	100	4,021
Cangene Corp. *	400	1,584
Cantel Medical Corp. *	200	3,012
Capella Education Company *	100	6,734
Capita Group PLC	5,366	61,983
Caraco Pharmaceutical Labs *	1,200	6,108
Cardiac Science Corp. *	1,200	4,800
Cardinal Health, Inc.	3,965	106,262
Cardiome Pharma Corp. *	300	1,306
Cardtronics, Inc. *	700	5,474
Care UK PLC	700	4,218
Career Education Corp. *	1,400	34,132
CareFusion Corp. *	1,982	43,208
Carl Zeiss Meditec AG	602	9,796
Carlsberg AS, B Shares	702	51,106
Carrefour SA	1,986	90,164
Casino Guichard-Perrachon SA	282	22,454
Catalyst Health Solutions, Inc. *	600	17,490
CBIZ, Inc. *	900	6,714
CDI Corp.	200	2,810
Celera Corp. *	2,300	14,329
Celesio AG	622	17,118
Celgene Corp. *	2,100	117,390
Centene Corp. *	812	15,379
Central Garden & Pet Company, Class A *	500	5,465
Central Garden & Pet Company *	400	4,700
Cenveo, Inc. *	1,600	11,072
Cephalon, Inc. *	300	17,472
Cepheid, Inc. *	700	9,254
Cerebos Pacific, Ltd.	4,000	9,387
Cermaq ASA *	1,000	8,119
Chaoda Modern Agriculture Holdings, Ltd.	28,480	17,201
Charles River Laboratories International, Inc. *	900	33,282
Chattem, Inc. *	100	6,641
Chemed Corp.	200	8,778
China Agri-Industries Holdings, Ltd.	24,000	22,406
China Green Holdings, Ltd.	3,000	2,548
China Mengniu Dairy Company, Ltd. *	13,000	32,995
China Yurun Food Group, Ltd	10,000	21,525
Chiquita Brands International, Inc. *	500	8,080

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Christian Dior SA	478	$47,278
Chugai Pharmaceutical Company, Ltd.	900	18,589
Church & Dwight, Inc.	400	22,696
Cia Cervecerias Unidas SA, ADR	500	17,170
Cia de Concessoes Rodoviarias, ADR	1,100	18,820
Cintra Concesiones de Infraestructuras de
Transporte SA	2,613	30,434
Cipla, Ltd.	3,066	17,769
CJ CheilJedang Corp.	103	18,098
CJ Corp.	119	5,599
Clinical Data, Inc. *	300	5,001
Clorox Company	1,400	82,348
Coca Cola Hellenic Bottling Company SA	1,000	26,360
Coca-Cola Amatil, Ltd.	2,844	24,578
Coca-Cola Central Japan Company, Ltd.	600	8,351
Coca-Cola Enterprises, Inc.	4,200	89,922
Cochlear, Ltd.	512	30,122
COFCO International, Ltd.	6,000	4,152
Coinstar, Inc. *	500	16,490
Colgate-Palmolive Company	4,228	322,512
Coloplast AS	150	12,594
Colruyt SA	117	27,507
Community Health Systems, Inc. * (a)	1,700	54,281
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR	400	22,520
Compass Group PLC	12,965	79,307
ConAgra Foods, Inc.	5,000	108,400
Conceptus, Inc. *	200	3,708
CONMED Corp. *	600	11,502
Connaught PLC	406	2,629
ConnectEast Group	51,411	16,235
Consolidated Graphics, Inc. *	400	9,980
Constellation Brands, Inc., Class A *	3,101	46,980
Continucare Corp. *	3,000	9,060
Convergys Corp. *	2,400	23,856
Copeinca ASA *	1,400	6,876
Corinthian Colleges, Inc. *	1,400	25,984
Corn Products International, Inc.	1,500	42,780
Cornell Corrections, Inc. *	400	8,976
Corporate Executive Board Company	200	4,980
Corrections Corp. of America *	1,900	43,035
CorVel Corp. *	100	2,840
Cosan SA Industria e Comercio *	1,300	14,353
Cosco Pacific, Ltd.	6,000	8,553
CoStar Group, Inc. *	300	12,366
Covance, Inc. *	1,100	59,565
Coventry Health Care, Inc. *	2,700	53,892
Covidien PLC	116	5,018
CRA International, Inc. *	300	8,187
Cramo Oyj, Series B	941	14,842
Crucell NV *	396	9,089
Cryolife, Inc. *	300	2,391
CSL, Ltd.	1,983	58,373
Cubist Pharmaceuticals, Inc. *	900	18,180
Cutera, Inc. *	300	2,595
Cyberonics, Inc. *	200	3,188
Cynosure, Inc. *	500	5,825

The accompanying notes are an integral part of the financial statements.
90

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Cypress Biosciences, Inc. *	500	$4,085
Cytori Therapeutics, Inc. * (a)	1,700	6,715
Dai Nippon Printing Company, Ltd.	3,000	41,050
Daiichi Sankyo Company, Ltd.	2,800	57,763
Dainippon Sumitomo Pharma Company, Ltd.	1,000	10,854
Dairy Crest Group PLC	1,305	7,997
Daiseki Company, Ltd.	500	9,847
Danisco AS	624	38,004
Davide Campari Milano SpA	2,189	19,668
Davis Service Group PLC	980	6,282
DaVita, Inc. *	700	39,648
Dean Foods Company *	2,300	40,917
Del Monte Foods Company	3,100	35,898
Delhaize Group	1,000	69,400
Deluxe Corp.	800	13,680
Dendreon Corp. *	1,100	30,789
DENTSPLY International, Inc.	1,900	65,626
Det Ostasiatiske Kompagni AS	298	10,770
DeVry, Inc.	400	22,128
Diageo PLC, SADR	2,700	166,023
Diagnostic & Therapeutic Center of Athens
Hygeia SA	1,997	6,696
Diagnosticos da America SA *	900	23,277
Diamond Foods, Inc.	100	3,172
Dollar Financial Corp. *	100	1,602
Dollar Thrifty Automotive Group, Inc. *	600	14,754
Dong-A Pharmaceutical Company, Ltd.	162	13,502
Dr Pepper Snapple Group, Inc. *	4,600	132,250
Dr. Reddy's Laboratories, Ltd., ADR (a)	900	17,550
Dun & Bradstreet Corp.	600	45,192
Durect Corp. *	600	1,602
Duskin Company, Ltd. *	600	11,236
Dyax Corp. *	600	2,154
Dydo Drinco, Inc.	100	3,307
DynCorp International, Inc. *	800	14,400
Ebro Puleva SA	858	16,325
Edwards Lifesciences Corp. *	500	34,955
Egis Gyogyszergyar Nyrt.	119	12,706
Eisai Company, Ltd.	900	33,731
Elan Corp. PLC, SADR *	6,200	44,082
Electro Rent Corp.	200	2,304
Elekta AB, Series B	1,152	22,346
Elizabeth Arden, Inc. *	600	7,062
Embotelladoras Arca SA de CV	4,800	11,868
Emergency Medical Services Corp., Class A *	100	4,650
Emergent Biosolutions, Inc. *	200	3,532
Emeritus Corp. *	200	4,390
Empire Company, Ltd.	200	8,165
Endo Pharmaceutical Holdings, Inc. *	1,900	42,997
Ennis Business Forms, Inc.	200	3,226
Enzo Biochem, Inc. *	1,300	9,204
Enzon Pharmaceuticals, Inc. * (a)	700	5,775
Equifax, Inc.	2,200	64,108
Essilor International SA	1,229	70,063
Estee Lauder Companies, Inc., Class A	1,200	44,496
Euronet Worldwide, Inc. *	330	7,930

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
EV3, Inc. *	2,300	$28,313
Evotec AG *	5,636	13,771
Exactech, Inc. *	100	1,574
Exelixis, Inc. *	900	5,742
Exlservice Holdings, Inc. *	500	7,430
Experian Group, Ltd.	6,287	52,901
Exponent, Inc. *	100	2,817
Express Scripts, Inc. *	2,100	162,918
Ezaki Glico Company, Ltd.	1,000	11,121
Facet Biotech Corp. *	260	4,495
FAES FARMA SA	465	2,980
Farmer Brothers Company	400	8,280
Financiere Marc de Lacharriere SA (Fimalac)	165	8,699
FirstService Corp. *	200	3,857
Fisher & Paykel Healthcare Corp.	6,444	15,253
Flowers Foods, Inc.	1,100	28,919
Fomento Economico Mexicano SA de CV,
SADR	1,100	41,855
Forest Laboratories, Inc. *	3,300	97,152
Forrester Research, Inc. *	300	7,992
Forth Ports PLC	298	5,761
Fortune Brands, Inc.	1,800	77,364
Fossil, Inc. *	1,200	34,140
Foster's Group, Ltd.	13,857	67,653
Fraser and Neave, Ltd.	7,000	19,585
Fresenius AG	201	9,899
Fresenius Medical Care AG & Co KGaA	1,000	49,740
Fresenius SE	589	34,509
Fresh Del Monte Produce, Inc. *	1,400	31,654
FTI Consulting, Inc. *	700	29,827
Fuji Oil Company, Ltd.	400	5,632
G4S PLC	12,160	42,920
Galenica Holding AG	30	10,567
Garda World Security Corp. *	200	1,399
Gartner Group, Inc., Class A *	1,400	25,578
Gedeon Richter Rt. (a)	161	33,443
General Mills, Inc.	1,500	96,570
Genmab A/S *	380	9,874
Genomic Health, Inc. *	500	10,930
Genoptix, Inc. *	300	10,434
Gen-Probe, Inc. *	900	37,296
Gentiva Health Services, Inc. *	400	10,004
Genus PLC	1,065	11,667
Genzyme Corp. *	2,954	167,580
George Weston, Ltd.	400	20,825
Geron Corp. * (a)	2,400	15,744
Getinge AB, Series B (a)	1,295	21,790
Gilead Sciences, Inc. *	7,700	358,666
GL Events SA	168	3,883
GlaxoSmithKline PLC, ADR	8,900	351,639
Glenmark Pharmaceuticals, Ltd.	334	1,646
Global Bio-Chem Technology
Group Company, Ltd.	10,000	2,526
Global Cash Access, Inc. *	1,000	7,310
Global Payments, Inc.	1,000	46,700
Godrej Consumer Products, Ltd. *	2,313	11,669
Goodman Fielder, Ltd.	19,860	29,264

The accompanying notes are an integral part of the financial statements.
91

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
GrainCorp., Ltd. *	308	$2,448
Great Lakes Dredge & Dock Company	1,600	11,168
Great Wall Enterprise Company, Ltd.	8,400	8,972
Green Mountain Coffee Roasters, Inc. * (a)	450	33,228
Greencore Group PLC	532	1,229
Greene King PLC	1,452	9,793
Greggs PLC	350	2,239
Grifols SA	1,108	21,117
Groupe DANONE	1,597	96,612
Groupe Steria SA	719	25,577
Gruma SA de CV, SADR *	200	1,396
Grupo Bimbo SA de CV	2,900	16,151
Grupo Continential SA de CV	8,200	16,404
Grupo Modelo SA *	2,000	7,496
GTx, Inc. *	600	7,680
Gudang Garam Tbk PT	10,500	16,164
Guyenne & Gascogne SA	102	10,374
H & R Block, Inc.	1,700	31,246
H&E Equipment Services, Inc. *	700	7,931
H. Lundbeck AS	487	10,145
H.J. Heinz Company	2,700	107,325
Haemonetics Corp. *	400	22,448
Hain Celestial Group, Inc. *	600	11,502
Hakon Invest AB	916	14,276
Halozyme Therapeutics, Inc. *	1,500	10,665
Hamburger Hafen und Logistik AG	130	5,857
Hanger Orthopedic Group, Inc. *	700	9,709
Hanmi Pharm Company, Ltd.	22	2,245
Hansen Natural Corp. *	900	33,066
Hap Seng Plantations Holdings BHD	12,000	7,854
Harashin Narus Holdings Company, Ltd.	400	4,667
Harvard Bioscience, Inc. *	1,500	5,685
Hays PLC	14,281	23,766
Health Management Associates, Inc., Class A *	4,100	30,709
Health Net, Inc. *	2,300	35,420
Healthcare Services Group, Inc.	600	11,016
Healthsouth Corp. *	1,700	26,588
Healthspring, Inc. *	600	7,350
Healthways, Inc. *	600	9,192
Heartland Payment Systems, Inc.	100	1,451
Heidrick & Struggles International, Inc.	300	6,978
Heineken Holding NV	785	32,012
Heineken NV	1,894	87,381
Helen of Troy, Ltd. *	700	13,601
Hengan International Group Company, Ltd.	3,000	18,137
Henkel AG & Company KGaA	916	33,284
Henry Schein, Inc. *	1,600	87,856
Herbalife, Ltd.	1,000	32,740
Hershey Company	1,400	54,404
Hertz Global Holdings, Inc. * (a)	6,800	73,644
Hewitt Associates, Inc., Class A *	1,000	36,430
Hey Song Corp.	14,000	7,447
Hikma Pharmaceuticals PLC	623	4,669
Hill International, Inc. *	200	1,420
Hillenbrand, Inc.	1,000	20,370
Hill-Rom Holdings, Inc.	900	19,602

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Hindustan Unilever, Ltd.	1,743	$9,490
Hisamitsu Pharmaceutical Company, Inc.	300	12,127
Hite Brewery Company, Ltd.	40	5,687
Hite Holdings Company, Ltd.	51	1,504
Hi-Tech Pharmacal Company, Inc. *	200	4,488
HMS Holdings Corp. *	400	15,292
Hogy Medical Company, Ltd.	100	5,595
Hologic, Inc. *	4,700	76,798
Homeserve PLC	668	17,013
Hopewell Highway Infrastructure, Ltd.	600	366
Hormel Foods Corp.	1,700	60,384
Hospira, Inc. *	2,100	93,660
Hudson Highland Group, Inc. *	200	608
Human Genome Sciences, Inc. *	1,000	18,820
Humana, Inc. *	3,100	115,630
Huron Consulting Group, Inc. *	200	5,166
Husqvarna AB, B Shares *	3,585	24,932
ICF International, Inc. *	200	6,064
ICU Medical, Inc. *	200	7,372
Idenix Pharmaceuticals, Inc. *	400	1,236
IDEXX Laboratories, Inc. * (a)	500	25,000
I-Flow Corp. *	500	5,695
IJM Plantations BHD	6,600	5,334
Illovo Sugar, Ltd.	1,857	8,092
Illumina, Inc. *	1,300	55,250
Immucor, Inc. *	600	10,620
Immunogen, Inc. *	500	4,055
Immunomedics, Inc. *	900	4,968
Imperial Tobacco Group PLC	800	47,192
Imperial Tobacco Group PLC	5,453	157,562
Inageya Company, Ltd.	1,000	10,407
Incyte Corp. *	1,000	6,750
Indofood Agri Resources, Ltd. *	8,000	8,975
Indofood Sukses Makmur Tbk PT	31,000	9,647
Informatica Corp. *	1,400	31,612
Ingles Markets, Inc.	100	1,583
Inovio Biomedical Corp. * (a)	2,000	3,160
Inspire Pharmaceuticals, Inc. *	1,900	9,918
Integra LifeSciences Holdings Corp. *	300	10,245
Interactive Data Corp.	1,320	34,597
Intercell AG *	488	20,722
Intermediate Parfums, Inc.	200	2,442
Intermune, Inc. *	600	9,558
Internet Brands, Inc., Class A *	1,400	11,172
Intersections, Inc. *	1,300	7,501
Intertek Group PLC	1,429	28,984
Intuitive Surgical, Inc. *	400	104,900
Invacare Corp.	700	15,596
Inverness Medical Innovations, Inc. * (a)	1,600	61,968
IOI Corp. BHD	11,500	17,245
IPC The Hospitalist Company *	400	12,580
Ipsen SA	190	10,431
Iron Mountain, Inc. *	2,575	68,650
Isis Pharmaceuticals, Inc. *	1,600	23,312
ITC, Ltd.	4,223	20,451
ITO EN, Ltd.	400	7,401

The accompanying notes are an integral part of the financial statements.
92

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
ITT Educational Services, Inc. * (a)	500	$55,205
J & J Snack Foods Corp.	190	8,206
J Sainsbury PLC	8,623	44,945
J.M. Smucker Company	2,200	116,622
Jackson Hewitt Tax Service, Inc.	100	510
Japan Tobacco, Inc.	18	61,295
Jarden Corp.	1,700	47,719
Jazz Pharmaceuticals, Inc. *	800	6,416
JBS SA	2,700	14,052
Jeronimo Martins, SGPS SA	2,306	20,203
Johnson & Johnson	23,959	1,458,864
Kagome Company, Ltd.	1,000	20,164
Kaken Pharmaceutical Company, Ltd.	1,000	9,374
Kameda Seika Company, Ltd.	400	7,548
Kamigumi Company, Ltd.	3,000	24,332
Kao Corp.	2,000	49,304
Kellogg Company	3,228	158,914
Kelly Services, Inc., Class A	1,200	14,760
Kendle International, Inc. *	100	1,672
Kenexa Corp. *	600	8,088
Kensey Nash Corp. *	100	2,895
Kerry Group PLC	1,536	43,943
Kesko Oyj	774	25,992
Kforce, Inc. *	400	4,808
Kid Brands, Inc. *	200	1,240
Kikkoman Corp.	2,000	24,749
Kimberly-Clark Corp.	2,000	117,960
Kindred Healthcare, Inc. *	100	1,623
Kinetic Concepts, Inc. *	1,100	40,678
King Pharmaceuticals, Inc. *	4,000	43,080
Kirin Brewery Company, Ltd.	4,000	61,142
Kobayashi Pharmaceutical Company, Ltd.	200	9,094
Koninklijke Ahold NV	9,304	111,952
Korian	370	10,273
Korn/Ferry International *	800	11,672
Kose Corp.	200	4,868
Kraft Foods, Inc., Class A	16,300	428,201
KT&G Corp.	465	28,167
KWS Saat AG	30	5,220
Kyorin Company, Ltd.	1,000	16,988
Kyowa Hakko Kogyo Company, Ltd.	2,000	25,226
Laboratorios Almirall SA	481	6,246
Laboratory Corp. of America Holdings *	1,400	91,980
Lance, Inc.	400	10,328
Landauer, Inc.	300	16,494
Lannett Company, Inc. *	600	4,488
Laurus NV *	951	5,767
Lavendon Group PLC	2,023	5,884
Learning Tree International, Inc. *	300	3,417
LECG Corp. *	400	1,404
Lender Processing Services, Inc.	1,000	38,170
LG Household & Health Care, Ltd.	46	10,309
LHC Group, Inc. *	200	5,986
Lien Hwa Industrial Corp.	15,000	6,955
Life Technologies Corp. *	3,000	139,650
LifePoint Hospitals, Inc. *	1,200	32,472

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Lifeway Foods, Inc. *	200	$2,198
Ligand Pharmaceuticals, Inc., Class B *	3,600	8,316
Lincare Holdings, Inc. *	1,100	34,375
Lincoln Educational Services Corp. *	600	13,728
Lindt & Spruengli AG-REG	1	27,808
Lion Corp.	3,000	15,551
Lion Nathan, Ltd.	1,000	10,100
Live Nation, Inc. *	500	4,095
Loblaw Companies, Ltd.	800	23,612
Localiza Rent A Car SA	300	2,999
Loomis AB	280	2,753
L'Oreal SA	709	70,870
Lorillard, Inc.	1,400	104,020
Lotte Confectionery Company, Ltd.	5	5,255
Luminex Corp. *	400	6,800
Luxottica Group SpA *	390	10,113
Luxottica Group SpA *	400	10,332
M & F Worldwide Corp. *	500	10,120
MacDonald Dettwiler & Associates, Ltd. *	400	11,746
Mac-Gray Corp. *	400	4,312
Magellan Health Services, Inc. *	500	15,530
MAKO Surgical Corp. *	700	6,132
Mannatech, Inc.	400	1,532
Mannkind Corp. *	900	8,865
Manpower, Inc.	1,400	79,394
Maple Leaf Foods, Inc.	400	3,549
Martek Biosciences Corp. *	300	6,777
Maruha Group, Inc.	3,000	4,558
Masimo Corp. *	700	18,340
Matrixx Initiatives, Inc. *	500	2,840
MAXIMUS, Inc.	200	9,320
Maxygen, Inc. *	300	2,007
McBride PLC	3,988	12,216
McCormick & Company, Inc.	1,200	40,728
McGrath Rentcorp	700	14,889
McKesson Corp.	3,000	178,650
MDS, Inc. *	2,500	20,478
Meda AB, Series A	2,924	26,227
MedCath Corp. *	500	4,385
Medco Health Solutions, Inc. *	4,200	232,302
Medical Action, Inc. *	500	6,035
Mediceo Holdings Company, Ltd.	900	12,625
Medicines Company *	400	4,404
Medicis Pharmaceutical Corp., Class A	600	12,810
Medi-Clinic Corp., Ltd.	4,261	12,620
Medifast, Inc. *	400	8,688
Medivation, Inc. *	500	13,570
MEDNAX, Inc. *	700	38,444
MedQuist, Inc. *	432	2,748
Medtronic, Inc.	9,744	358,579
MEIJI Holdings Company, Ltd. *	500	21,267
Meitec Corp.	500	8,446
Merck & Company, Inc. (a)	18,300	578,829
Merck KGaA	358	35,605
Merge Healthcare, Inc. *	1,400	5,754
Meridian Bioscience, Inc.	300	7,503

The accompanying notes are an integral part of the financial statements.
93

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Merit Medical Systems, Inc. *	300	$5,199
Mermaid Marine Australia, Ltd.	601	1,457
Metcash, Ltd.	7,274	28,850
Metro AG	743	42,032
Metro, Inc.	900	29,413
Michael Page International PLC	1,081	5,790
Microvision, Inc. * (a)	1,600	8,816
Midas, Inc. *	200	1,880
Mikuni Coca-Cola Bottling Company, Ltd.	1,000	8,668
Millipore Corp. *	700	49,231
Miraca Holdings, Inc.	700	22,794
Mochida Pharmaceutical Company, Ltd.	1,000	10,570
Molina Healthcare, Inc. *	600	12,414
Molson Coors Brewing Company, Class B	1,800	87,624
Momenta Pharmaceuticals, Inc. *	200	2,122
Monro Muffler Brake, Inc.	200	6,358
Moody's Corp.	2,600	53,196
Morinaga Milk Industry Company, Ltd.	3,000	14,935
Morningstar, Inc. * (a)	800	38,848
Mouchel Parkman PLC	373	1,399
MPS Group, Inc. *	1,200	12,624
Multi-Color Corp.	100	1,543
Mundra Port and Special Economic Zone, Ltd.	820	8,807
Mvelaphanda Group, Ltd. *	10,184	8,260
Mylan, Inc. * (a)	3,200	51,232
Myriad Genetics, Inc. *	1,000	27,400
Myriad Pharmaceuticals, Inc. *	250	1,465
Nabi Biopharmaceuticals *	400	1,436
Namyang Dairy Products Company, Ltd.	17	8,017
Nash Finch Company	200	5,468
National Beverage Corp. *	251	2,889
National Healthcare Corp.	100	3,729
Natura Cosmeticos SA	1,100	19,838
Natus Medical, Inc. *	500	7,715
Navigant Consulting Company *	1,000	13,500
NBTY, Inc. *	900	35,622
Nektar Therapeutics *	1,000	9,740
Neogen Corp. *	100	3,229
Nestle Malaysia BHD	900	8,959
Nestle SA	13,658	582,647
Netflix, Inc. * (a)	900	41,553
Network Healthcare Holdings, Ltd. *	10,169	14,057
Neurocrine Biosciences, Inc. *	1,600	4,880
NeurogesX, Inc. *	900	7,200
NeuroSearch A/S *	72	2,118
NICHIREI Corp.	2,000	7,894
Nihon Kohden Corp.	400	6,654
Nippon Meat Packers, Inc.	2,000	25,582
Nippon Shinyaku Company, Ltd.	1,000	14,147
Nippon Suisan Kaisha, Ltd.	1,200	3,567
Nipro Corp.	1,000	23,348
Nissha Printing Company, Ltd.	300	15,269
Nisshin Seifun Group, Inc.	1,000	13,916
Nissin Corp.	3,000	7,786
Nissin Food Products Company, Ltd.	600	23,007
Nissui Pharmaceutical Company, Ltd.	500	4,252

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Nobel Biocare Holding AG, Series BR	1,270	$42,097
Northern Foods PLC	2,299	2,593
Novartis AG, SADR	8,600	433,268
Novavax, Inc. * (a)	1,200	4,752
Novo Nordisk A/S	1,700	107,015
Novozymes AS, B Shares	250	23,581
NPS Pharmaceuticals, Inc. *	400	1,608
Nutraceutical International Corp. *	500	5,635
Nutreco Holding NV	446	21,712
Nuvasive, Inc. * (a)	700	29,232
NxStage Medical, Inc. *	900	6,021
Obagi Medical Products, Inc. *	300	3,480
Obrascon Huarte Lain Brasil SA	200	2,867
Odyssey Healthcare, Inc. *	600	7,500
Olam International, Ltd.	7,000	12,316
Omega Pharma SA	224	9,968
Omnicare, Inc.	2,200	49,544
On Assignment, Inc. *	1,500	8,775
OncoGenex Pharmaceutical, Inc. *	300	10,800
Oncothyreon, Inc. *	800	4,168
Ono Pharmaceutical Company, Ltd.	600	31,109
Onyx Pharmaceuticals, Inc. *	700	20,979
OPG Groep NV	313	5,191
Optimer Pharmaceuticals, Inc. *	600	8,118
OraSure Technologies, Inc. *	600	1,740
Orell Fuessli Holding AG	57	7,946
Oriflame Cosmetics AB	528	27,071
Oriola-KD Oyj	3,601	21,936
Orion Corp.	57	10,876
Orion Oyj, Series A	779	14,499
Orion Oyj, Series B	915	16,923
Orkla ASA	4,400	41,561
Orpea SA	12	554
Orthovita, Inc. *	600	2,634
OSI Pharmaceuticals, Inc. *	400	14,120
Osiris Therapeutics, Inc. * (a)	500	3,330
Osteotech, Inc. *	400	1,780
Overhill Farms, Inc. *	1,000	6,050
Overstock.com, Inc. *	500	7,335
OZEKI Company, Ltd. *	300	12,448
Pacific Brands, Ltd. *	5,817	6,122
Pacific Corp.	81	10,748
Palomar Medical Technologies, Inc. *	100	1,621
Pan Fish ASA *	44,000	32,001
Par Pharmaceutical Companies, Inc. *	1,100	23,661
Parexel International Corp. *	1,100	14,949
Paris Miki, Inc.	800	7,507
Parkway Holdings, Ltd.	9,000	13,174
Parmalat SpA	26,579	73,646
Patterson Companies, Inc. *	1,600	43,600
Paychex, Inc.	3,065	89,038
PDI, Inc. *	300	1,374
PDL BioPharma, Inc.	2,500	19,700
Peets Coffee & Tea, Inc. *	100	2,823
Penauille Polyservices SA	416	2,322
PepsiAmericas, Inc.	1,271	36,300

The accompanying notes are an integral part of the financial statements.
94

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
PepsiCo, Inc.	9,089	$533,161
Perdigao SA *	493	13,124
Pernod-Ricard SA	1,373	109,203
Perrigo Company	1,000	33,990
PetMed Express, Inc.	300	5,655
Pfizer, Inc.	44,534	737,038
Pharmaceutical Product Development, Inc.	800	17,552
Pharmaxis, Ltd. *	6,309	13,323
PharMerica Corp. *	300	5,571
PHH Corp. * (a)	1,200	23,808
Philip Morris International, Inc.	16,707	814,299
Phonak Holding AG	337	34,022
Piramal Healthcare, Ltd.	649	5,145
PLUS Expressways BHD	10,000	9,605
Poniard Pharmaceuticals, Inc. *	500	3,740
Poyry Oyj	603	10,947
POZEN, Inc. *	1,300	9,568
PPB Group BHD	3,600	15,984
Premier Foods PLC	51,558	34,643
Pre-Paid Legal Services, Inc. *	300	15,240
Prestige Brands Holdings, Inc. *	1,300	9,152
Primary Health Care, Ltd.	3,282	17,911
Procter & Gamble Company	15,374	890,462
Progenics Pharmaceuticals, Inc. *	200	1,048
Programmed Maintenance Services, Ltd.	3,210	12,688
Providence Service Corp. *	500	5,830
PSS World Medical, Inc. *	900	19,647
Psychiatric Solutions, Inc. *	500	13,380
PZ Cussons PLC	1,458	5,856
Q.P. Corp.	900	10,274
Qiagen AG *	1,865	39,592
Qinetiq PLC	11,015	24,786
Quanta Services, Inc. *	3,400	75,242
Quest Diagnostics, Inc.	1,600	83,504
Quidel Corp. *	800	12,984
R.R. Donnelley & Sons Company	1,900	40,394
Ralcorp Holdings, Inc. *	800	46,776
Ramirent Oyj	239	2,672
Ranbaxy Laboratories, Ltd. *	2,478	20,705
Randstad Holdings NV *	1,047	45,328
Rank Group PLC *	1,980	2,826
Reckitt Benckiser PLC	2,683	131,122
Recordati SpA	1,275	9,025
Regeneron Pharmaceuticals, Inc. *	1,100	21,230
RehabCare Group, Inc. *	600	13,014
Remy Cointreau SA	389	16,289
Rent-A-Center, Inc. *	1,400	26,432
Rentokil Initial PLC *	29,942	54,523
Res-Care, Inc. *	700	9,947
ResMed, Inc. *	1,000	45,200
Resources Connection, Inc. *	700	11,942
Revlon, Inc. *	300	1,458
Reynolds American, Inc.	3,200	142,464
Rhoen-Klinikum AG	1,133	28,862
Rigel Pharmaceuticals, Inc. *	800	6,560
Ritchie Bros. Auctioneers, Inc. (a)	700	17,326

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Robert Half International, Inc.	1,600	$40,032
Roche Holdings AG CHF	100	16,729
Roche Holdings AG - Genusschein	2,499	404,531
Rohto Pharmaceutical Company, Ltd.	1,000	13,627
Rollins, Inc.	1,600	30,160
RPS Group PLC	1,673	6,021
RSC Holdings, Inc. *	1,400	10,178
RTI Biologics, Inc. *	1,400	6,090
Ruchi Soya Industries, Ltd.	3,000	6,248
Ruddick Corp.	700	18,634
SABMiller PLC	6,486	156,559
Safeway, Inc.	4,700	92,684
Safilo Group SpA *	2,468	2,166
SAIC, Inc. *	2,675	46,920
Salix Pharmaceuticals, Ltd. *	700	14,882
Sanderson Farms, Inc.	400	15,056
Sangamo Biosciences, Inc. *	1,500	12,315
Sanofi-Aventis SA, ADR	7,500	277,125
Sanofi-Aventis SA	585	42,948
Santarus, Inc. *	1,300	4,277
Santen Pharmaceutical Company, Ltd.	400	14,700
Sao Martinho SA *	500	4,685
Sapporo Holdings, Ltd.	2,000	10,163
Saputo, Inc.	1,100	25,819
Sara Lee Corp.	8,900	99,146
Savient Pharmaceuticals, Inc. *	700	10,640
Savills PLC	3,206	17,040
Schering-Plough Corp.	5,904	166,788
Seattle Genetics, Inc. *	1,400	19,642
Securitas AB, Series B	1,400	13,526
Sepracor, Inc. *	1,700	38,930
Sequenom, Inc. * (a)	800	2,584
Serco Group PLC	4,715	38,068
Service Corp. International	3,200	22,432
Shenzhen International Holdings, Ltd.	45,000	3,061
Shimadzu Corp.	3,000	21,612
Shionogi & Company, Ltd.	1,000	23,617
Shire Pharmaceuticals Group PLC, ADR	1,100	57,519
Shiseido Company, Ltd.	2,000	34,834
Shoprite Holdings, Ltd.	2,385	19,759
Shree Renuka Sugars, Ltd.	4,773	19,583
Shutterfly, Inc. *	600	9,978
Sigma Pharmaceuticals, Ltd.	20,199	18,922
Sino Biopharmaceutical, Ltd.	64,000	14,756
Sirona Dental Systems, Inc. *	600	17,850
Sixt AG	395	11,982
Skilled Healthcare Group, Inc. *	900	7,227
Sligro Food Group NV	122	3,566
Smart Balance, Inc. *	1,800	11,052
Smith & Nephew PLC	1,500	67,665
Smithfield Foods, Inc. *	2,500	34,500
Snow Brand Milk Products Company, Ltd.	2,500	9,330
Societe BIC SA	221	15,724
Societe Generale de Surveillance Holdings AG	38	51,188
Sohgo Security Services Company, Ltd.	1,000	11,820
Somanetics Corp. *	300	4,836

The accompanying notes are an integral part of the financial statements.
95

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Sonic Healthcare, Ltd.	2,607	$32,532
SonoSite, Inc. *	300	7,938
SOS Cuetara SA *	665	3,288
Sotheby's (a)	1,100	18,953
Southern Cross Healthcare, Ltd. *	1,847	3,918
Souza Cruz SA	400	14,046
Spar Group, Ltd.	1,244	10,729
Spartan Stores, Inc.	200	2,826
Spectranetics Corp. *	700	4,487
Spectrum Pharmaceuticals, Inc. * (a)	1,100	7,403
SSL International PLC	2,303	23,579
St. Jude Medical, Inc. *	1,590	62,026
Stada Arzneimittel AG	532	14,543
Stallergenes SA	185	16,189
Standard Parking Corp. *	200	3,498
Stantec, Inc. *	200	5,006
StarTek, Inc. *	800	6,944
Stereotaxis, Inc. *	1,400	6,244
STERIS Corp.	544	16,565
Sterling Biotech, Ltd.	2,768	6,765
Stewart Enterprises, Inc., Class A	800	4,184
Sthree PLC	3,291	13,626
Straumann Holding AG	53	13,773
Strayer Education, Inc.	100	21,768
Stryker Corp.	3,428	155,734
SuccessFactors, Inc. *	700	9,849
Suedzucker AG	616	12,499
Sun Healthcare Group, Inc. *	900	7,776
Sun Pharmaceutical Industries, Ltd.	351	10,270
Sunrise Senior Living, Inc. *	300	909
Super-Sol, Ltd.	2,422	10,723
SUPERVALU, Inc.	4,100	61,746
SurModics, Inc. *	200	4,920
Suzuken Company, Ltd.	800	27,572
Swedish Match AB	1,600	32,213
Symmetry Medical, Inc. *	400	4,148
Synovis Life Technologies, Inc. *	100	1,380
Synta Pharmaceuticals Corp. *	300	930
Sysco Corp.	5,059	125,716
Sysmex Corp.	300	12,909
Taisho Pharmaceuticals Company, Ltd.	1,000	20,210
Taiwan Secom Company, Ltd.	6,000	9,505
Takeda Pharmaceutical Company, Ltd.	3,500	145,797
Tanabe Seiyaku Company, Ltd.	2,000	26,605
Targacept, Inc. *	400	8,548
Tate & Lyle PLC	6,162	41,652
Team, Inc. *	100	1,695
Techne Corp.	600	37,530
Tejon Ranch Company *	300	7,704
TeleTech Holdings, Inc. *	1,200	20,472
Tenet Healthcare Corp. *	8,000	47,040
Terumo Corp.	800	43,814
Tesco PLC	30,199	193,235
Tetra Tech, Inc. *	1,000	26,530
Teva Pharmaceutical Industries, Ltd., SADR	3,925	198,448
The Advisory Board Company *	300	7,542

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
The Coca-Cola Company	19,679	$1,056,762
The Cooper Companies, Inc.	1,100	32,703
The Ensign Group, Inc.	200	2,806
The Geo Group, Inc. *	1,300	26,221
The Great Atlantic & Pacific Tea Company,
Inc. *	1,500	13,365
The Kroger Company	3,159	65,202
The Scotts Miracle-Gro Company, Class A	1,100	47,245
The Standard Register Company	200	1,176
Theravance, Inc. *	600	8,784
Thoratec Corp. *	800	24,216
ThromboGenics NV *	334	7,423
Ticketmaster Entertainment, Inc. *	120	1,403
Tiger Brands, Ltd.	1,427	28,616
Tingyi Cayman Islands Holding Corp.	16,000	33,048
TKC Corp.	400	8,710
TNS, Inc. *	400	10,960
TomoTherapy, Inc. *	2,100	9,093
Tootsie Roll Industries, Inc. (a)	411	9,774
Toppan Forms Company, Ltd.	800	10,946
Toppan Printing Company, Ltd.	5,000	47,062
Towa Pharmaceutical Company, Ltd.	200	9,808
Toyo Suisan Kaisha, Ltd.	1,000	27,096
Transcend Services, Inc. *	400	6,988
Transcontinental, Inc., Class A	500	5,754
Transurban Group, Ltd. *	5,368	19,372
Tree.com, Inc. *	20	151
TreeHouse Foods, Inc. *	600	21,402
Trimeris, Inc. *	500	1,220
Triple-S Management Corp. *	400	6,708
TrueBlue, Inc. *	1,300	18,291
Tsumura & Company, Ltd.	400	14,400
Tupperware Brands Corp.	1,000	39,920
Tyson Foods, Inc., Class A	5,600	70,728
UCB SA	1,007	42,709
UNI Charm Corp.	100	9,483
Unilever Indonesia Tbk PT	14,000	15,482
Unilever NV	4,720	136,253
Unilever PLC, SADR	4,300	123,324
Uni-President China Holdings, Ltd.	16,000	9,300
Uni-President Enterprises Corp.	18,113	21,336
United Drug PLC	3,863	13,062
United Natural Foods, Inc. *	700	16,744
United Plantations Berhad	2,400	9,154
United Rentals, Inc. *	300	3,090
United Spirits, Ltd.	164	3,097
United Therapeutics Corp. *	600	29,394
UnitedHealth Group, Inc.	8,900	222,856
Universal Corp.	400	16,728
Universal Health Services, Inc., Class B	800	49,544
Universal Technical Institute, Inc. *	300	5,910
USANA Health Sciences, Inc. *	200	6,822
USG People NV *	965	20,061
Valassis Communications, Inc. *	300	5,364
Valeant Pharmaceuticals International *	700	19,642
Valor Company, Ltd.	1,000	9,083

The accompanying notes are an integral part of the financial statements.
96

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Varian Medical Systems, Inc. *	1,300	$54,769
VCA Antech, Inc. *	1,400	37,646
Vector Group, Ltd.	1,061	16,523
Vertex Pharmaceuticals, Inc. *	1,800	68,220
Viad Corp.	400	7,964
Vical, Inc. *	2,400	10,224
Vilmorin & Compagnie SA	95	10,765
Vina Concha Y Toro SA, ADR (a)	300	12,495
ViroPharma, Inc. *	1,000	9,620
Visa, Inc.	3,900	269,529
Viscofan SA	232	5,650
VistaPrint NV * (a)	700	35,525
Vital Images, Inc. *	100	1,252
VITAL KSK HOLDINGS, Inc. *	1,200	7,024
Vivus, Inc. *	900	9,405
Volcano Corp. *	300	5,046
W.S. Atkins PLC	1,648	16,551
Warner Chilcott PLC *	1,600	34,592
Watson Pharmaceuticals, Inc. *	1,900	69,616
Watson Wyatt Worldwide, Inc., Class A	700	30,492
WD-40 Company	300	8,520
Wei Chuan Food Corp. *	9,000	11,737
Weight Watchers International, Inc.	1,100	30,184
Weis Markets, Inc.	300	9,585
WellCare Health Plans, Inc. *	800	19,720
WellPoint, Inc. *	6,700	317,312
West Pharmaceutical Services, Inc.	500	20,305
Western Union Company	5,900	111,628
Whole Foods Market, Inc. * (a)	2,500	76,225
William Morrison Supermarket PLC	18,894	83,925
Wilmar International, Ltd.	3,000	13,373
Winn-Dixie Stores, Inc. *	800	10,496
Wockhardt, Ltd. *	1,455	5,830
Woolworths, Ltd.	4,166	107,339
Wright Express Corp. *	500	14,755
Wright Medical Group, Inc. *	600	10,716
Wyeth	4,062	197,332
Xchanging PLC	4,028	14,210
XenoPort, Inc. *	500	10,615
Yakult Honsha Company, Ltd.	200	5,308
Yamazaki Baking Company, Ltd.	1,000	13,497
Young Innovations, Inc.	100	2,631
Ypsomed Holding AG *	2	131
Yuhan Corp.	97	15,679
Zeltia SA *	2,108	14,923
Zeria Pharmaceutical Company, Ltd.	1,000	10,920
Zhejiang Expressway Company, Ltd., Class H	12,000	10,466
Zimmer Holdings, Inc. *	2,400	128,280
Zoll Medical Corp. *	600	12,912
Zymogenetics, Inc. *	2,200	13,288

		35,348,235
Diversified - 0.37%
Ackermans & Van Haaren NV	310	22,579
Aditya Birla Nuvo, Ltd.	491	9,720
Alfa SA de CV	1,400	6,696
Allied Group, Ltd.	2,000	4,678

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified (continued)
Amalgamated Holdings, Ltd.	2,783	$12,281
AVI, Ltd.	4,242	10,758
Barloworld, Ltd.	2,065	13,507
Beijing Enterprises Holdings, Ltd.	7,500	39,314
Bergman & Beving AB, Series B	25	282
Bidvest Group, Ltd.	1,720	27,211
Boustead Holdings BHD	9,100	9,116
C C Land Holdings, Ltd.	7,000	3,742
China Merchants Holdings International
Company, Ltd.	12,321	40,549
China Resources Enterprises, Ltd.	12,000	34,692
Citic Pacific, Ltd.	12,000	31,316
CITIC Resources Holdings, Ltd. *	11,500	2,948
DCC PLC	1,040	26,924
Dogan Sirketler Grubu Holdings AS *	10,683	8,110
Empresas Copec SA	2,526	32,485
First Pacific Company	20,000	13,339
GEA Group AG	1,483	30,943
Gome Electrical Appliances Holdings, Ltd. *	89,680	23,769
Grupo Carso SA de CV	5,300	17,125
GS Holdings Corp.	500	13,804
Guangdong Investment, Ltd.	34,000	16,647
Guangzhou Investment Company, Ltd.	48,423	7,935
Hunting PLC	1,995	17,175
Hutchison Whampoa, Ltd.	11,000	78,796
IJM Corp. BHD	17,080	22,149
Imperial Holdings, Ltd.	1,333	14,192
Impulsora Del Desarrollo Y El Empleo en
America Latina SAB de CV *	13,100	12,200
Imtech NV	426	10,875
Keppel Corp., Ltd.	5,000	28,562
KOC Holdings AS *	4,095	10,814
Leucadia National Corp. * (a)	4,200	103,824
LG Corp.	304	20,327
LVMH Moet Hennessy SA	1,039	104,636
Mitie Group PLC	2,329	9,391
NWS Holdings, Ltd.	4,313	8,362
Ordina NV *	210	1,314
Resource America, Inc.	565	2,718
Ruukki Group Oyj *	3,552	9,989
Schouw & Company A/S, Series B	100	2,049
SeAH Holdings Corp.	102	5,192
Shanghai Industrial Holdings, Ltd.	8,000	36,078
Sime Darby BHD	9,700	23,746
Viohalco SA	1,796	11,919
Washington H Soul Pattinson & Company, Ltd.	1,874	22,680
Wendel	376	23,778
Wharf Holdings, Ltd.	7,000	36,930

		1,078,166
Energy - 6.62%
Acergy SA	1,854	23,439
Allis-Chalmers Energy, Inc. *	200	872
Alon USA Energy, Inc. (a)	1,300	12,909
Alpha Natural Resources, Inc. *	1,416	49,702
Anadarko Petroleum Corp.	6,900	432,837
Apache Corp.	3,700	339,771

The accompanying notes are an integral part of the financial statements.
97

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Arch Coal, Inc.	1,900	$42,047
Arena Resources, Inc. *	700	24,850
Arrow Energy NL *	10,137	38,113
Atlas America, Inc.	600	16,242
ATP Oil & Gas Corp. * (a)	200	3,578
Atwood Oceanics, Inc. *	1,100	38,797
Australian Worldwide Exploration, Ltd. *	6,149	14,683
Baker Hughes, Inc. (a)	3,467	147,902
Bankers Petroleum, Ltd. *	700	3,092
Banpu PCL	1,300	16,644
Beach Petroleum, Ltd.	23,506	15,532
Berry Petroleum Company, Class A	900	24,102
BG Group PLC	13,294	231,360
Bill Barrett Corp. *	900	29,511
Birchcliff Energy, Ltd. *	1,700	13,100
BJ Services Company	5,300	102,979
Bourbon SA	664	30,635
BP PLC, SADR	10,700	569,561
BP PLC	11,293	100,022
BPZ Energy, Inc. *	200	1,504
Brigham Exploration Company *	1,000	9,080
Bumi Resources Tbk PT	163,500	54,506
Cabot Oil & Gas Corp.	1,900	67,925
Cairn Energy PLC *	1,223	54,544
Cairn India, Ltd. *	1,480	8,052
Cal Dive International, Inc. *	2,200	21,758
Calfrac Well Services, Ltd.	100	1,775
Caltex Australia, Ltd. *	2,401	25,556
Calvalley Petroleums, Inc., Class A *	500	1,167
Cameron International Corp. *	2,800	105,896
Canadian Hydro Developers, Inc. *	800	3,848
Canadian Natural Resources, Ltd.	1,900	128,305
Carbo Ceramics, Inc.	500	25,775
Carrizo Oil & Gas, Inc. * (a)	200	4,898
Cheniere Energy, Inc. *	700	2,051
Chesapeake Energy Corp.	7,100	201,640
Chevron Corp.	13,400	943,762
China Coal Energy Company, Series H	11,000	14,361
China Oilfield Services, Ltd., Series H	10,000	9,319
China Petroleum & Chemical Corp., ADR -
Hong Kong Exchange	800	68,120
China Shenhua Energy Company, Ltd.	11,500	49,441
China WindPower Group, Ltd. *	270,000	23,500
Cia Espanola de Petroleos SA	245	9,078
Cie Generale de Geophysique-Veritas *	928	21,719
Cimarex Energy Company	1,400	60,648
Clayton Williams Energy, Inc. *	100	3,012
Clean Energy Fuels Corp. * (a)	1,400	20,174
CMS Energy Corp.	2,300	30,820
CNOOC, Ltd., ADR	700	94,801
CNPC Hong Kong, Ltd.	30,000	23,649
CNX Gas Corp. *	1,900	58,330
Compagnie Generale de Geophysique-Veritas *	800	18,720
Complete Production Services, Inc. *	1,700	19,210
Compton Petroleum Corp. * (a)	600	779
Comstock Resources, Inc. *	800	32,064

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Comverge, Inc. *	500	$6,105
Concho Resources, Inc. *	1,600	58,112
Connacher Oil and Gas, Ltd. *	1,300	1,336
ConocoPhillips Company	15,200	686,432
CONSOL Energy, Inc.	1,500	67,665
Contango Oil & Gas Company *	300	15,318
Continental Resources, Inc. * (a)	1,800	70,506
Cosmo Oil Company, Ltd.	4,000	11,053
Covanta Holding Corp. *	984	16,728
Crew Energy, Inc. *	300	2,424
Crosstex Energy, Inc.	100	528
CVR Energy, Inc. *	2,000	24,880
Dana Petroleum PLC *	944	21,177
Dawson Geophysical Company *	200	5,476
Delek US Holdings, Inc.	1,200	10,284
Denbury Resources, Inc. *	4,400	66,572
Det Norske Oljeselskapb ASA *	4,000	2,810
Devon Energy Corp.	3,000	201,990
Diamond Offshore Drilling, Inc.	800	76,416
Dragon Oil PLC *	5,726	35,465
Dresser-Rand Group, Inc. *	1,400	43,498
Dril-Quip, Inc. *	700	34,748
Duke Energy Corp.	9,500	149,530
Eaga PLC	2,873	6,652
Eastern Star Gas, Ltd. *	13,898	11,331
EDF Energies Nouvelles, SA	301	16,654
El Paso Corp.	6,900	71,208
Enbridge, Inc.	1,744	67,714
EnCana Corp.	2,956	171,178
Encore Aquisition Company *	1,000	37,400
Energy World Corp., Ltd. *	24,742	9,103
Eni SpA, SADR (a)	5,300	264,205
ENSCO International, Inc.	2,100	89,334
Ensign Energy Services, Inc.	900	13,652
Entergy Corp.	1,400	111,804
EOG Resources, Inc.	2,800	233,828
EQT Corp.	1,400	59,640
Essar Oil Ltd *	1,027	3,393
Esso SAF	21	2,913
Etablissements Maurel et Prom SA	1,051	21,249
EXCO Resources, Inc. *	2,200	41,118
Exterran Holdings, Inc. * (a)	1,200	28,488
Exxon Mobil Corp.	23,670	1,623,999
Fairborne Energy, Ltd. *	400	1,685
Felix Resources, Ltd.	1,936	29,154
First Solar, Inc. * (a)	700	107,002
Flint Energy Services, Ltd. *	200	2,335
Forest Oil Corp. *	1,700	33,269
Fred Olsen Energy ASA	434	16,176
Frontier Oil Corp.	1,800	25,056
Fuelcell Energy, Inc. *	600	2,562
Fugro NV	632	36,563
Fushan International Energy Group, Ltd. *	16,000	10,686
FX Energy, Inc. *	1,300	4,199
Galleon Energy, Inc. *	300	1,757
Galp Energia SGPS SA	1,402	24,240

The accompanying notes are an integral part of the financial statements.
98

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Georesources, Inc. *	300	$3,315
Global Industries, Ltd. *	2,900	27,550
GMX Resources, Inc. *	100	1,571
Goodrich Petroleum Corp. *	600	15,486
Grupa Lotos SA *	726	6,244
Gulf Islands Fabrication, Inc.	100	1,874
Gulfport Energy Corp. *	900	7,866
Halliburton Company	7,800	211,536
Headwaters, Inc. *	200	774
Helix Energy Solutions Group, Inc. *	400	5,992
Hellenic Petroleum SA	1,357	15,428
Helmerich & Payne, Inc. (a)	1,900	75,107
Hercules Offshore, Inc. *	900	4,419
Hess Corp.	2,300	122,958
Hidili Industry International Development, Ltd. *	13,000	12,037
Highpine Oil & Gas, Ltd. *	2,200	14,651
Holly Corp.	800	20,496
Hornbeck Offshore Services, Inc. *	600	16,536
Husky Energy, Inc.	800	22,521
Idemitsu Kosan Company, Ltd.	200	16,385
Imperial Oil, Ltd.	900	34,255
Inpex Holdings, Inc.	3	25,440
International Coal Group, Inc. *	800	3,224
ION Geophysical Corp. *	400	1,408
Iteration Energy, Ltd. *	4,700	5,268
Ivanhoe Energy, Inc. *	900	2,076
James River Coal Company *	700	13,377
Japan Petroleum Exploration Company, Ltd.	200	10,140
JKX Oil & Gas PLC	308	1,369
John Wood Group PLC	3,912	19,053
Kencana Petroleum BHD	16,400	10,001
Key Energy Services, Inc. *	2,700	23,490
Lufkin Industries, Inc.	200	10,636
Lukoil Oil Company, ADR	900	48,780
Lundin Petroleum AB, Series A *	2,903	23,573
Lupatech SA *	100	1,461
MacArthur Coal, Ltd.	2,684	22,186
Maire Tecnimont SpA	3,578	17,347
Mangalore Refinery and Petrochemicals, Ltd.	11,381	21,439
Marathon Oil Corp.	9,700	309,430
Mariner Energy, Inc. *	400	5,672
Massey Energy Company	1,500	41,835
Matrix Service Company *	500	5,435
McMoran Exploration Company *	200	1,510
Medco Energi Internasional Tbk PT	35,000	10,496
Melrose Resources PLC	307	1,670
MOL Magyar Olaj & Gazipari Rt. *	595	49,901
Motor Oil Hellas Corinth Refineries SA	798	12,965
Murphy Oil Corp.	1,400	80,598
Nabors Industries, Ltd. *	5,100	106,590
National Fuel Gas Company	800	36,648
National Oilwell Varco, Inc. *	4,700	202,711
Natural Gas Services Group, Inc. *	100	1,762
Neste Oil Oyj	1,466	27,115
New Zealand Refining Company, Ltd.	2,796	9,323
Newfield Exploration Company *	2,300	97,888

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Newpark Resources, Inc. *	1,011	$3,245
Nexen, Inc.	3,228	73,387
Niko Resources, Ltd.	400	31,289
Nippon Mining Holdings, Inc.	10,500	51,157
Nippon Oil Corp.	6,000	33,437
Noble Corp.	500	18,980
Noble Energy, Inc.	1,900	125,324
Norsk Hydro ASA *	6,500	43,431
NuVista Energy, Ltd. *	800	9,333
Occidental Petroleum Corp.	4,900	384,160
Oceaneering International, Inc. *	700	39,725
Oil & Natural Gas Corp., Ltd.	1,221	29,742
Oil Search, Ltd.	6,421	36,351
Oil States International, Inc. *	900	31,617
OMV AG	992	39,997
OPTI Canada, Inc. *	1,100	2,209
Origin Energy, Ltd.	3,142	45,026
PA Resources AB *	475	1,832
Panhandle Oil and Gas, Inc.	100	2,136
Paramount Resources, Ltd. *	200	2,697
Parker Drilling Company *	2,500	13,650
Pason Systems, Inc.	1,200	13,954
Patterson-UTI Energy, Inc.	2,600	39,260
Peabody Energy Corp.	2,300	85,606
Penn Virginia Corp.	500	11,455
Petrobank Energy & Resources, Ltd. *	1,000	41,330
PetroChina Company, Ltd., Class H	92,000	104,800
PetroChina Company, Ltd., SADR	900	102,375
Petrofac, Ltd.	2,024	32,006
PetroHawk Energy Corp. *	4,000	96,840
Petroleo Brasileiro SA, ADR (a)	4,800	220,320
Petroleo Brasileiro SA, SADR (a)	6,600	259,446
Petroleum Development Corp. *	400	7,464
Petroleum Geo-Services ASA *	3,109	30,464
Petrolifera Petroleum, Ltd. *	400	403
Petrominerales, Ltd. *	900	12,012
Petronas Dagangan BHD	3,500	8,684
Petroplus Holdings AG *	805	20,292
Petroquest Energy, Inc. *	200	1,298
Pioneer Drilling Company *	300	2,202
Pioneer Natural Resources Company	2,100	76,209
Plains Exploration & Production Company *	1,900	52,554
Polish Oil & Gas Company	5,354	6,756
Polski Koncern Naftowy Orlen SA *	3,383	35,296
Premier Oil PLC *	388	7,510
Pride International, Inc. *	3,200	97,408
Progress Energy Resources Corp.	1,300	16,780
ProSafe ASA	954	4,912
Prosafe Production Public, Ltd. *	2,200	5,237
PTT Exploration & Production PCL	5,800	25,085
PTT PCL - Foreign Shares	3,700	29,015
Q-Cells AG *	211	4,043
Questar Corp.	3,100	116,436
Quicksilver Resources, Inc. * (a)	2,800	39,732
Range Resources Corp.	2,500	123,400
Reliance Industries, Ltd. *	2,649	120,585

The accompanying notes are an integral part of the financial statements.
99

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Renewable Energy Corp. AS *	470	$4,161
Repsol YPF SA, ADR	1,500	40,740
Repsol YPF SA	2,142	58,360
Riversdale Mining, Ltd. *	685	3,255
Rosetta Resources, Inc. *	300	4,407
Rowan Companies, Inc.	1,900	43,833
Royal Dutch Shell PLC, ADR, Class B	14,300	797,511
RPC, Inc.	1,400	14,672
Saipem SpA	1,592	47,918
Salamander Energy PLC *	742	2,674
SandRidge Energy, Inc. * (a)	2,500	32,400
Santos, Ltd.	3,082	41,105
SapuraCrest Petroleum BHD	18,400	10,097
Saras SpA	4,630	17,898
Sasol, Ltd., SADR	2,900	110,548
Savanna Energy Services Corp.	400	2,503
SBM Offshore NV	1,804	38,432
Schlumberger, Ltd.	10,200	607,920
Schoeller-Bleckmann Oilfield Equipment AG	46	2,205
SEACOR Holdings, Inc. *	300	24,489
SeaDrill, Ltd., GDR *	2,900	60,475
Seahawk Drilling, Inc. *	213	6,622
Sechilienne-Sidec SA	300	12,782
Sevan Marine ASA *	4,000	6,195
ShawCor, Ltd., Class A	600	16,229
Shell Refining Company Federation
of Malaya BHD	2,800	8,623
Showa Shell Sekiyu K.K.	2,000	21,778
SK Corp.	331	31,514
SK Energy Company, Ltd.	323	34,369
Smith International, Inc.	4,000	114,800
Soco International PLC *	870	19,673
S-Oil Corp.	148	7,818
Solarworld AG	724	17,593
Southern Union Company	2,300	47,817
Southwestern Energy Company *	1,900	81,092
Spectra Energy Corp.	5,700	107,958
St. Mary Land & Exploration Company	500	16,230
StatoilHydro ASA, SADR	5,000	112,700
Stone Energy Corp. *	200	3,262
Storm Exploration, Inc. *	200	2,755
Straits Asia Resources, Ltd.	8,000	11,977
Subsea 7, Inc. *	1,400	18,852
Suncor Energy, Inc.	11,139	389,108
Sunoco, Inc.	1,800	51,210
SunPower Corp., Class A *	200	5,978
Sunpower Corp., Class B *	709	17,888
Superior Energy Services, Inc. *	1,400	31,528
Superior Well Services, Inc. *	600	5,808
Swift Energy Company *	200	4,736
T-3 Energy Services, Inc. *	100	1,970
Talisman Energy, Inc.	6,600	114,844
Technip SA	1,694	108,435
Terna Energy SA	278	2,447
Tesco Corp. *	200	1,596
Tesoro Corp.	2,600	38,948

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
TETRA Technologies, Inc. *	1,600	$15,504
TGS Nopec Geophysical Company ASA *	1,000	14,964
Thai Oil PCL	7,000	9,481
Theolia SA *	179	1,276
Tidewater, Inc.	800	37,672
TonenGeneral Sekiyu K.K.	2,000	19,477
Total SA, SADR (a)	10,200	604,452
Trans-Canada Corp.	2,498	77,858
Trican Well Service, Ltd.	1,500	19,474
Trinidad Drilling, Ltd.	2,100	13,240
TriStar Oil & Gas, Ltd. *	1,900	27,773
Tullow Oil PLC	4,533	81,888
Tupras Turkiye Petrol Rafine AS	1,188	19,779
UK Coal PLC *	640	1,182
UK Coal PLC *	352	228
Union Drilling, Inc. *	900	6,876
Unit Corp. *	1,000	41,250
UTS Energy Corp. *	2,400	3,878
VAALCO Energy, Inc. *	1,900	8,740
Valero Energy Corp.	3,700	71,743
Venoco, Inc. *	900	10,359
Verenex Energy, Inc. *	300	1,793
Vero Energy, Inc. *	300	1,138
W&T Offshore, Inc.	500	5,855
Walter Energy, Inc.	900	54,054
Warren Resources, Inc. *	300	888
Weatherford International, Ltd. *	900	18,657
Wellstream Holdings PLC	551	5,369
Western Refining, Inc. *	900	5,805
Whiting Petroleum Corp. *	1,000	57,580
Willbros Group, Inc. *	600	9,138
Williams Companies, Inc.	2,900	51,823
Woodside Petroleum, Ltd.	1,736	79,455
XTO Energy, Inc.	4,200	173,544
Yanzhou Coal Mining Company, Ltd., Class H	4,000	5,714
Yanzhou Coal Mining Company, Ltd.	1,300	18,746

		19,116,770
Financial - 13.39%
1st Source Corp.	600	9,780
Aareal Bank AG *	1,065	25,542
Aberdeen Asset Management PLC	12,631	30,294
Abington Bancorp, Inc.	900	6,966
ABSA Group, Ltd.	1,681	26,886
Acom Company, Ltd.	310	4,745
Admiral Group PLC	1,381	25,562
Aegon NV *	11,893	101,322
Aetna, Inc.	2,500	69,575
Affiliated Managers Group, Inc. *	500	32,505
AFLAC, Inc.	2,000	85,480
African Bank Investments, Ltd.	6,694	26,383
AGF Management, Ltd.	1,356	21,721
Agile Property Holdings, Ltd.	22,000	25,674
Agricultural Bank of Greece SA *	2,722	6,216
Aichi Bank, Ltd.	100	8,961
Aioi Insurance Company, Ltd.	2,000	10,132
Akbank AS	3,972	23,157

The accompanying notes are an integral part of the financial statements.
100

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Akita Bank, Ltd.	3,000	$12,128
Alleanza Assicurazioni SpA	3,887	35,084
Alleghany Corp. *	100	25,905
Allgreen Properties, Ltd.	11,000	8,723
Allianz SE	2,651	331,239
Allied Irish Banks PLC, SADR *	1,000	9,420
Allied Properties HK, Ltd. *	20,000	3,187
Allied World Assurance Holdings, Ltd.	800	38,344
Allreal Holding AG	41	5,036
Allstate Corp.	5,800	177,596
Alpha Bank A.E. *	3,651	67,609
Altisource Portfolio Solutions SA *	600	8,664
American Capital, Ltd. (a)	1,731	5,591
American Express Company	13,000	440,700
American Financial Group, Inc.	2,200	56,100
American National Insurance Company	500	42,600
American Physicians Capital, Inc.	400	11,524
American Safety Insurance Holdings, Ltd. *	400	6,320
AmeriCredit Corp. * (a)	2,600	41,054
Ameriprise Financial, Inc.	4,000	145,320
Ameris Bancorp	202	1,441
Amerisafe, Inc. *	200	3,450
Amlin PLC	5,558	34,064
AMMB Holdings BHD	15,200	18,657
AMP, Ltd.	10,820	61,951
Amtrust Financial Services, Inc.	900	10,269
Anglo Irish Bank Corp. PLC *	3,621	2,535
Aomori Bank, Ltd.	1,000	3,994
Aon Corp.	1,200	48,828
Aozora Bank, Ltd.	7,000	10,054
April Group SA	269	11,344
Arch Capital Group, Ltd. *	800	54,032
Argo Group International Holdings, Ltd. *	700	23,576
Arrow Financial Corp.	206	5,622
Arthur J. Gallagher & Company	1,420	34,605
Ashmore Group PLC	2,022	8,107
Asia Financial Holdings, Ltd.	22,000	7,217
Aspen Insurance Holdings, Ltd.	1,600	42,352
Asset Acceptance Capital Corp. *	200	1,450
Assicurazioni Generali SpA	3,590	98,454
Associated Banc Corp.	2,800	31,976
Associated International Hotels, Ltd. *	2,000	4,413
Assurant, Inc.	1,700	54,502
Assured Guaranty, Ltd. (a)	1,400	27,188
Astoria Financial Corp.	900	9,936
Athris Holding AG *	9	9,208
Australia and New Zealand
Banking Group, Ltd.	9,017	193,296
Australian Stock Exchange, Ltd.	857	26,524
Avatar Holdings, Inc. *	100	1,900
Aviva PLC	21,924	157,168
Awa Bank, Ltd.	2,000	11,478
Axa Asia Pacific Holdings, Ltd.	8,743	33,527
AXA Group SA	9,788	264,850
AXA-Sponsored ADR	300	8,115
Axis Bank, Ltd.	1,198	24,527

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Axis Capital Holdings, Ltd.	2,000	$60,360
Azimut Holding SpA	1,428	18,057
Babcock & Brown Wind Partners, Ltd	6,731	8,949
Baloise Holding AG	753	72,051
Banca Carige SpA	7,025	20,999
Banca Intermobiliare SpA *	2,375	10,872
Banca Monte dei Paschi Siena SpA	29,221	62,627
Banca Popolare di Milano SpA	5,225	39,783
BancFirst Corp.	400	14,772
Banche Popolari Unite SpA	5,078	78,086
Banco Bilbao Vizcaya Argentaria SA, ADR	9,856	175,831
Banco Bilbao Vizcaya Argentaria SA	5,810	103,395
Banco BPI SA	4,926	17,409
Banco Bradesco SA, ADR	6,400	127,296
Banco Bradesco SA	3,800	62,525
Banco Comercial dos Acores SA	21,670	32,077
Banco Compartamos SA de CV, ADR	4,200	15,341
Banco de Chile	516	24,510
Banco de Sabadell SA	6,365	47,093
Banco de Valencia SA	1,769	16,601
Banco di Desio e della Brianza SpA	669	4,465
Banco do Brasil SA	1,500	26,442
Banco Espirito Santo SA	6,280	44,583
Banco Guipuzcoano SA	2,182	17,883
Banco Pastor SA	1,971	16,141
Banco Popolare Societa Cooperativa *	5,650	54,241
Banco Popular Espanol SA	6,121	61,399
Banco Santander Central Hispano SA, SADR (a)	18,329	296,013
Banco Santander Central Hispano SA	21,408	345,863
Banco Santander Chile SA, ADR	300	17,262
BancorpSouth, Inc.	1,500	36,615
BancTrust Financial Group, Inc. (a)	900	3,213
Bangkok Bank PCL, Foreign Shares	2,900	10,671
Bangkok Bank PCL, NVDR	3,700	13,393
Bank Central Asia Tbk PT	60,000	28,584
Bank Coop AG	219	15,780
Bank Danamon Indonesia Tbk PT	28,995	14,768
Bank Handlowy w Warszawie SA *	512	11,360
Bank Hapoalim, Ltd. *	9,449	33,794
Bank Leumi Le-Israel, Ltd. *	8,417	32,476
Bank Mandiri Tbk PT	33,500	16,282
Bank Mutual Corp.	1,200	10,608
Bank of America Corp.	33,445	565,889
Bank of Ayudhya PCL, NVDR	31,800	18,125
Bank of China, Ltd.	246,000	128,687
Bank of Communications Company, Ltd.,
Class H	33,000	39,910
Bank of East Asia, Ltd.	10,611	38,035
Bank of Florida Corp. *	565	1,339
Bank of Greece SA	162	11,565
Bank of Hawaii Corp.	500	20,770
Bank of Ireland *	2,000	39,400
Bank of Kyoto, Ltd.	3,000	27,488
Bank of Montreal	2,571	130,081
Bank of New York Mellon Corp.	12,950	375,421
Bank of Nova Scotia	3,700	168,887

The accompanying notes are an integral part of the financial statements.
101

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Bank of Piraeus SA *	5,752	$107,262
Bank of Queensland, Ltd.	2,867	30,054
Bank of Saga, Ltd.	3,000	9,293
Bank of the Ozarks, Inc.	200	5,306
Bank of the Ryukyus, Ltd. *	900	11,014
Bank Pan Indonesia Tbk PT *	104,500	9,239
Bank Pekao SA *	521	27,775
Bank Rakyat Indonesia Tbk PT	29,500	22,746
Bank Sarasin & Compagnie AG, Series B *	196	8,163
Bank Zachodni WBK SA *	124	6,493
BankFinancial Corp.	300	2,874
Bankinter SA, ADR	4,079	51,514
Banque Cantonale Vaudoise, Series B	51	21,026
Banque Nationale de Belgique	4	19,717
Barclays PLC, SADR *	11,200	264,768
BB&T Corp.	3,700	100,788
Beazley PLC	7,685	14,499
Bendigo and Adelaide Bank, Ltd.	2,282	18,867
Beneficial Mutual Bancorp, Inc. *	1,600	14,608
Berkshire Hill Bancorp, Inc.	200	4,388
Berner Kantonalbank	51	11,469
BGC Partners, Inc.	1,200	5,136
BinckBank N.V. *	387	6,841
BlackRock, Inc.	600	130,092
BM&F BOVESPA SA	18,800	138,591
BNP Paribas SA	4,872	389,674
BOC Hong Kong Holdings, Ltd.	13,500	29,516
BOK Financial Corp. (a)	1,200	55,584
Bolsas y Mercados Espanoles	827	32,225
Boston Private Financial Holdings, Inc.	1,106	7,200
BR Malls Participacoes SA *	1,700	20,055
BRE Bank SA *	246	20,749
Brit Insurance Holdings PLC	5,430	17,706
Broadpoint Gleacher Securities, Inc. *	1,300	10,842
Broadridge Financial Solutions, Inc.	2,300	46,230
Brookline Bancorp, Inc.	900	8,748
Brown & Brown, Inc.	2,500	47,900
Busan Bank	2,120	23,449
Cabcharge Australia, Ltd.	479	2,403
Calamos Asset Management, Inc.	400	5,224
Camden National Corp.	200	6,608
Canaccord Capital, Inc. *	1,200	11,432
Canadian Imperial Bank of Commerce	1,318	80,374
Canadian Western Bank	1,000	18,540
Capital & Regional PLC	1,359	717
Capital City Bank Group, Inc.	200	2,840
Capital One Financial Corp.	3,303	118,016
Capital Southwest Corp.	100	7,675
Capitaland, Ltd.	12,000	31,412
Capitec Bank Holdings, Ltd.	300	2,428
Capitol Bancorp, Ltd. (a)	900	2,349
Capitol Federal Financial	900	29,628
Cass Information Systems, Inc.	100	2,986
Cathay Financial Holdings Company, Ltd. *	26,450	43,778
Cathay General Bancorp	700	5,663

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Cathay Real Estate Development
Company, Ltd. *	18,000	$7,444
Catlin Group, Ltd.	4,951	27,804
CB Richard Ellis Group, Inc. *	4,200	49,308
Central Pacific Financial Corp.	200	504
Challenger Financial Services Group, Ltd.	7,270	21,750
Chang Hwa Commercial Bank, Ltd.	29,000	13,268
Charles Schwab Corp.	9,900	189,585
Chemical Financial Corp.	600	13,074
Chesnara PLC	1,469	3,973
Cheung Kong Holdings, Ltd.	7,000	88,186
Chiba Bank, Ltd.	5,000	30,780
Chiba Kogyo Bank, Ltd. *	700	5,684
China CITIC Bank	50,929	33,561
China Construction Bank Corp.	221,000	175,859
China Development Financial Holdings Corp. *	139,250	36,911
China Everbright, Ltd.	14,000	31,608
China Insurance International Holdings
Company, Ltd. *	7,000	18,747
China Life Insurance Company, Ltd., SADR (a)	1,900	124,849
China Life Insurance Company, Ltd. *	18,000	12,763
China Merchants Bank Company, Ltd.	15,600	34,479
China Overseas Land & Investment, Ltd.	26,960	57,824
China Resources Land, Ltd.	12,000	26,077
Chinatrust Finance Holding Company, Ltd.	43,344	28,059
Chubb Corp.	2,300	115,943
Chugoku Bank, Ltd.	2,000	25,225
CI Financial Corp.	800	15,385
CIGNA Corp.	4,800	134,832
Cincinnati Financial Corp.	2,100	54,579
Citigroup, Inc.	10,849	52,509
Citizens, Inc., Class A *	300	1,902
City Developments, Ltd.	2,000	14,519
City Holding Company	400	11,924
City National Corp. (a)	1,100	42,823
Clifton Savings Bancorp, Inc.	500	4,900
Close Brothers Group PLC	2,056	26,155
CME Group, Inc.	700	215,733
CNA Financial Corp. * (a)	2,600	62,764
CNA Surety Corp. *	1,100	17,820
CNP Assurances SA	228	23,238
Coastal Greenland, Ltd. *	4,000	312
Cohen & Steers, Inc.	300	7,200
Columbia Banking System, Inc.	200	3,310
Comerica, Inc.	2,500	74,175
Commerce Asset Holdings BHD	13,100	41,875
Commerce Bancshares, Inc.	615	22,903
Commerzbank AG *	5,493	69,703
Commonwealth Bank of Australia, Ltd.	6,045	274,863
Community Bank Systems, Inc.	900	16,443
Community Trust Bancorp, Inc.	300	7,851
CompuCredit Holdings Corp. * (a)	2,601	12,251
Consolidated Tomoka Land Company	200	7,660
Corp Bank	1,000	8,794
Corpbanca SA, SADR	100	3,242
Corporacion Mapfre SA	4,256	19,047
Country Garden Holdings Company, Ltd.	32,000	11,493

The accompanying notes are an integral part of the financial statements.
102

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Credit Acceptance Corp. *	500	$16,095
Credit Agricole SA	4,579	95,764
Credit Saison Company, Ltd.	1,800	21,047
Credit Suisse Group AG, SADR	8,300	461,895
Credito Artigiano SpA	655	1,866
Credito Bergamasco SpA	157	6,137
Credito Emiliano SpA *	1,652	10,518
Criteria Caixacorp SA	7,076	36,364
Cullen Frost Bankers, Inc.	1,100	56,804
CVB Financial Corp. (a)	900	6,831
Cyrela Brazil Realty SA	2,800	36,430
D. Carnegie & Company AB *	700	0
Daegu Bank	2,010	28,741
Daewoo Securities Company, Ltd.	1,300	23,636
Dah Sing Financial Group *	800	4,616
Daisan Bank, Ltd.	1,000	2,367
Daishi Bank, Ltd.	3,000	12,099
Daishin Securities Company, Ltd.	870	11,909
Daito Trust Construction Company, Ltd.	400	17,411
Daiwa Securities Group, Inc.	6,000	30,866
Danske Bank AS *	1,778	46,681
Danvers Bancorp, Inc.	600	8,154
DBS Group Holdings, Ltd.	9,000	84,231
Delphi Financial Group, Inc.	1,000	22,630
Den Norske Bank ASA *	5,681	65,938
Deutsche Bank AG	3,900	299,403
Deutsche Boerse AG	993	81,156
Deutsche Postbank AG *	658	23,277
Deutsche Wohnen AG *	538	5,301
Development Securities PLC	800	4,328
Development Securities PLC *	492	2,662
Dexia SA *	2,411	22,245
Dime Community Bancshares	400	4,572
Discover Financial Services	7,200	116,856
Discovery Holdings, Ltd., ADR	3,521	13,699
DLF, Ltd.	741	6,705
Donegal Group, Inc.	304	4,694
Dongbu Insurance Company, Ltd.	320	9,778
Duff & Phelps Corp.	500	9,580
DVB Bank AG	130	4,803
E.Sun Financial Holding Company, Ltd. *	27,562	11,473
East West Bancorp, Inc.	700	5,810
Eaton Vance Corp.	1,100	30,789
Echo Investment SA *	5,340	7,840
EFG Eurobank Ergas SA *	3,504	55,527
EFG International, ADR	308	5,557
eHealth, Inc. *	200	2,904
Ehime Bank, Ltd.	1,000	2,777
EMC Insurance Group, Inc.	260	5,494
Employers Holdings, Inc.	600	9,288
Encore Bancshares, Inc. *	200	1,798
Encore Capital Group, Inc. *	600	8,070
Endurance Specialty Holdings, Ltd.	1,400	51,058
Enstar Group, Ltd. *	400	24,908
Enterprise Financial Services Corp.	100	925
EON Capital BHD	8,300	12,904

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Erie Indemnity Company, Class A	1,000	$37,460
Erste Bank der Oesterreichischen
Sparkassen AG	1,640	73,383
ESSA Bancorp, Inc.	600	7,926
Euler Hermes SA	618	53,042
Evercore Partners, Inc.	700	20,454
Everest Re Group, Ltd.	800	70,160
Evolution Group PLC	6,137	13,427
F&C Asset Management PLC	4,118	5,109
F.N.B. Corp.	1,100	7,821
Fairfax Financial Holdings, Ltd.	100	37,148
Far Eastern International Bank *	27,256	8,048
FBD Holdings PLC	77	858
FBL Financial Group, Inc., Class A	200	3,886
Federal Bank, Ltd.	3,403	17,811
Federated Investors, Inc., Class B	1,200	31,644
Fidelity National Financial, Inc., Class A	4,200	63,336
Fidelity National Information Services, Inc.	3,500	89,285
Fifth Third Bancorp	11,000	111,430
Financial Federal Corp.	600	14,808
Financial Institutions, Inc.	100	997
Fionia Bank A/S *	550	0
First Acceptance Corp. *	800	2,160
First American Corp.	1,600	51,792
First BanCorp (PR)	2,000	6,100
First Busey Corp.	200	940
First Commonwealth Financial Corp.	700	3,976
First Community Bancshares, Inc.	100	1,262
First Financial BanCorp	300	3,615
First Financial Bankshares, Inc.	300	14,838
First Financial Corp.	400	12,256
First Financial Holding Company, Ltd.	40,085	24,966
First Financial Holdings, Inc.	100	1,597
First Financial Northwest, Inc.	1,000	5,820
First Horizon National Corp. *	3,417	45,213
First Merchants Corp.	300	2,091
First Mercury Financial Corp.	200	2,664
First Midwest Bancorp, Inc.	300	3,381
First Niagara Financial Group, Inc.	2,000	24,660
First Security Group, Inc.	300	1,155
FirstMerit Corp.	1,318	25,082
FirstRand, Ltd.	13,261	29,282
Flagstone Reinsurance Holdings, Ltd.	1,500	16,920
Flughafen Wien AG	263	13,679
Flushing Financial Corp.	800	9,120
Fondiaria-Sai SpA	869	18,306
Forest City Enterprises, Inc., Class A	2,900	38,773
Fortis Group SA *	2,414	11,333
Franklin Resources, Inc.	2,000	201,200
Franshion Properties China, Ltd.	40,000	11,257
Friends Provident Group PLC	31,271	41,591
Fubon Group Company, Ltd. *	30,000	33,834
Fuhwa Financial Holdings Company, Ltd.	41,000	30,169
Fukuoka Financial Group, Inc.	8,000	33,024
Fulton Financial Corp.	3,400	25,024
Gafisa SA	1,500	22,590

The accompanying notes are an integral part of the financial statements.
103

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
GAMCO Investors, Inc., Class A	100	$4,570
GEK Group of Companies SA	925	8,698
Geniki Bank SA *	5,681	7,298
Genworth Financial, Inc., Class A	3,800	45,410
German American Bancorp (a)	200	3,102
Getin Holding SA *	6,659	21,302
GFI Group, Inc.	2,600	18,798
Glacier Bancorp, Inc. (a)	1,200	17,928
Goldcrest Company, Ltd.	170	5,110
Goldman Sachs Group, Inc.	5,700	1,050,795
Great Eagle Holdings, Ltd,	4,108	10,192
Great Southern Bancorp, Inc.	200	4,742
Great-West Lifeco, Inc.	1,000	24,807
Greek Postal Savings Bank SA *	615	4,331
Greene County Bancshares, Inc.	200	1,000
Greenhill & Company, Inc.	500	44,790
Greenlight Capital Re, Ltd., Class A *	900	16,920
Greentown China Holdings, Ltd. *	11,500	15,898
Grenkeleasing AG	302	11,939
Grupo Financiero Banorte SA de CV	13,100	43,832
GSD Holding AS *	8,585	4,231
Guangzhou R&F Properties Company, Ltd.,
Class H	10,000	17,505
Gunma Bank	4,000	21,911
Hallmark Financial Services, Inc. *	1,100	8,855
Hana Financial Group, Inc.	1,080	37,055
Hancock Holding Company	500	18,785
Hang Lung Group, Ltd.	7,000	34,742
Hang Lung Properties, Ltd.	11,000	40,325
Hang Seng Bank, Ltd.	3,300	47,228
Hannover Rueckversicherung AG *	722	33,133
Hanover Insurance Group, Inc.	1,000	41,330
Hargreaves Lansdown PLC	1,126	5,138
Harleysville Group, Inc.	600	18,990
Harleysville National Corp.	200	1,066
Harris & Harris Group, Inc. *	600	3,750
Hartford Financial Services Group, Inc.	3,800	100,700
HCC Insurance Holdings, Inc.	1,600	43,760
HDFC Bank Ltd	300	35,511
Heartland Financial USA, Inc.	100	1,475
Heiwa Real Estate Company, Ltd.	3,500	11,911
Helical Bar PLC	514	3,083
Helvetia Patria Holding AG	85	28,603
Henderson Group PLC	3,377	6,981
Henderson Land Development Company, Ltd.	5,000	31,995
Heritage Commerce Corp.	200	944
Higashi-Nippon Bank, Ltd.	3,000	6,264
Higo Bank, Ltd.	2,000	11,776
Hilltop Holdings, Inc. *	1,200	14,712
Hiscox PLC	4,702	25,887
Hokuetsu Bank, Ltd.	5,000	9,549
Hokuhoku Financial Group, Inc.	10,000	23,251
Home Bancshares, Inc.	208	4,559
Home Capital Group, Inc.	400	14,290
Home Federal Bancorp, Inc.	200	2,284
Hong Kong Exchanges & Clearing, Ltd.	4,400	79,032

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Hong Leong Bank BHD	2,800	$5,305
Hopewell Holdings, Ltd.	6,000	18,755
Hopson Development Holdings, Ltd., GDR	6,000	10,362
HSBC Holdings PLC-Sponsored ADR (a)	15,510	889,499
Hua Nan Financial Holdings Company, Ltd.	27,006	16,923
Hudson City Bancorp, Inc.	6,600	86,790
Hung Poo Real Estate Development Corp.	5,000	8,012
Huntington Bancshares, Inc.	3,100	14,601
Hyakujushi Bank, Ltd.	2,000	9,011
Hyundai Securities Company, Ltd.	1,170	16,192
IBERIABANK Corp.	400	18,224
ICAP PLC	4,862	32,862
ICICI Bank, Ltd., SADR	2,700	104,112
IGM Financial, Inc.	700	27,761
Immsi SpA *	4,536	5,681
Independence Holding Company	200	1,176
Independent Bank Corp.	500	11,065
Indiabulls Real Estate, Ltd. *	4,034	22,782
Industrial & Commercial Bank of China, Ltd.	206,000	154,119
Industrial Alliance Insurance and Financial
Services, Inc.	900	24,638
Industrial and Commercial Bank of China
Asia, Ltd.	106	239
Industrial Bank of Korea *	1,290	15,726
Infrastructure Development Finance
Company, Ltd.	9,626	29,218
ING Bank Slaski SA *	79	17,655
ING Groep NV, SADR *	3,900	69,537
ING Groep NV *	4,641	82,927
Intact Financial Corp.	800	25,315
Interactive Brokers Group, Inc. *	400	7,948
IntercontinentalExchange, Inc. *	800	77,752
Intermediate Capital Group PLC	1,123	5,367
International Bancshares Corp. (a)	1,600	26,096
Intesa Sanpaolo SpA *	45,739	202,471
Intrum Justitia AB	200	2,240
Invesco, Ltd.	7,400	168,424
Investec PLC	4,064	29,759
Investec, Ltd.	1,608	12,307
Investment Technology Group, Inc. *	900	25,128
Investors Bancorp, Inc. *	2,200	23,342
Itau Unibanco Holding SA	2,915	58,737
IVG Immobilien AG *	981	10,738
Iyo Bank, Ltd.	2,000	17,988
Janus Capital Group, Inc.	3,200	45,376
Jardine Lloyd Thompson Group PLC	1,381	10,726
Jefferies Group, Inc. *	3,000	81,690
JHSF Participacoes SA	2,000	4,425
JMP Group, Inc.	400	3,864
Jones Lang LaSalle, Inc.	700	33,159
Joyo Bank, Ltd.	5,000	24,438
JPMorgan Chase & Company	51,779	2,268,956
Julius Baer Holding AG	940	47,063
Juroku Bank, Ltd.	3,000	10,243
Jyske Bank AS *	594	24,847
Kagawa Bank, Ltd.	1,000	3,941
Kagoshima Bank, Ltd.	2,000	15,836

The accompanying notes are an integral part of the financial statements.
104

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Kasikornbank PCL - Foreign Shares	7,700	$20,271
KB Financial Group, Inc., ADR * (a)	2,200	113,234
KBC Bancassurance Holding NV *	1,556	78,340
KBW, Inc. *	500	16,110
Kearny Financial Corp.	500	5,210
Keiyo Bank, Ltd.	2,000	10,189
Kenedix, Inc.	4	1,559
Keppel Land, Ltd.	3,177	6,122
Kerry Properties, Ltd.	4,000	21,484
KeyCorp	6,200	40,300
Kim Eng Holdings, Ltd.	6,000	8,506
King's Town Bank *	36,000	9,022
Kingsway Financial Services, Inc.	1,600	6,830
Kita-Nippon Bank, Ltd.	100	3,082
Kiyo Holdings, Inc.	11,000	13,970
Knight Capital Group, Inc. *	1,800	39,150
Komercni Banka AS	109	21,754
Korea Exchange Bank	2,530	29,585
Korea Investment Holdings Company, Ltd.	460	13,603
Korean Reinsurance Company, Ltd.	360	3,608
Kotak Mahindra Bank, Ltd.	1,612	26,111
Kowloon Development Company, Ltd.	7,000	7,095
Kredyt Bank SA *	1,216	4,969
Krung Thai Bank PCL	42,800	11,594
KWG Property Holding, Ltd.	14,500	9,299
Lakeland Bancorp, Inc.	200	1,500
Lakeland Financial Corp.	400	8,260
Laurentian Bank of Canada	300	10,751
Legacy Bancorp, Inc.	100	1,050
Legal & General Group PLC	50,453	70,844
Legg Mason, Inc. (a)	2,100	65,163
Lend Lease Corp.	5,040	46,921
LeoPalace21 Corp.	1,200	9,571
Liberty Holdings, Ltd.	983	8,907
LIC Housing Finance, Ltd.	1,077	17,199
Life Partners Holdings, Inc. (a)	125	2,238
LIG Non-Life Insurance Company, Ltd.	800	16,099
Lincoln National Corp.	4,100	106,231
Lippo Karawaci Tbk PT *	50,000	3,467
Lloyds TSB Group PLC, SADR *	3,587	23,925
Lloyds TSB Group PLC *	12,107	20,105
Loews Corp.	4,865	166,626
London Stock Exchange Group PLC	1,258	17,237
LPI Capital BHD	2,500	8,963
Luzerner Kantonalbank AG	38	10,195
M&T Bank Corp. (a)	1,634	101,831
Macquarie Airports, Ltd.	7,911	19,739
Macquarie Group, Ltd.	2,345	120,780
Macquarie Media Group, Ltd.	5,400	9,058
MainSource Financial Group, Inc.	700	4,760
Malayan Banking BHD	14,645	28,011
Malaysian Plantations BHD	11,800	8,611
Man Group PLC, ADR	14,026	74,401
Marfin Financial Group SA Holdings *	6,690	28,941
Markel Corp. *	300	98,946
MarketAxess Holdings, Inc. *	700	8,435

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Marlin Business Services Corp. *	800	$6,544
Marsh & McLennan Companies, Inc.	3,000	74,190
Marshall & Ilsley Corp.	2,200	17,754
MasterCard, Inc., Class A	800	161,720
Max Capital Group, Ltd.	800	17,096
MB Financial, Inc.	400	8,388
MBIA, Inc. *	3,800	29,488
MCG Capital Corp. *	2,100	8,799
Meadowbrook Insurance Group, Inc.	1,800	13,320
Medallion Financial Corp.	300	2,508
Mediobanca SpA	3,869	52,955
Mediolanum SpA	2,587	18,033
Mega Financial Holding Company, Ltd.	47,000	29,647
Mercury General Corp.	1,000	36,180
MetLife, Inc.	8,900	338,823
Metropolitan Holdings, Ltd.	3,767	6,425
MF Global, Ltd. * (a)	2,700	19,629
MGIC Investment Corp. *	1,700	12,597
Milano Assicurazioni SpA	1,886	6,693
Minato Bank, Ltd.	6,000	8,336
Mirae Asset Securities Company, Ltd.	306	18,205
Miramar Hotel & Investment Company, Ltd.	8,000	8,911
Mitsubishi Estate Company, Ltd.	5,000	78,155
Mitsubishi UFJ Financial Group, Inc.	52,847	282,693
Mitsui Fudosan Company, Ltd.	4,000	67,046
Mitsui Sumitomo Insurance Group
Holdings, Inc.	1,800	49,571
Mitsui Trust Holdings, Inc.	7,000	25,699
Mizuho Financial Group, Inc.	41,200	81,438
Mizuho Trust & Banking Company, Ltd.	9,000	9,437
MLP AG	663	7,694
Mobimo Holding AG *	62	9,830
Montpelier Re Holdings, Ltd.	1,700	27,744
Morgan Stanley	13,861	428,028
Muenchener Rueckversicherungs-
Gesellschaft AG (MunichRe)	1,076	171,673
Musashino Bank, Ltd.	500	15,119
Nara Bancorp, Inc.	200	1,390
NASDAQ OMX Group, Inc. *	2,800	58,940
National Australia Bank, Ltd.	10,615	286,919
National Bank of Canada	1,100	61,172
National Bank of Greece SA *	5,031	181,926
National Financial Partners Corp. *	1,400	12,208
National Interstate Corp.	200	3,500
National Penn Bancshares, Inc.	1,000	6,110
Natixis *	8,403	50,728
Navigators Group, Inc. *	400	22,000
NBT Bancorp, Inc.	300	6,762
Nedbank Group, Ltd.	1,196	19,046
Nelnet, Inc., Class A *	800	9,952
New World China Land, Ltd.	22,000	10,467
New World Development Company, Ltd.	22,714	47,999
New York Community Bancorp, Inc. (a)	5,100	58,242
NewAlliance Bancshares, Inc.	2,200	23,540
NewStar Financial, Inc. *	1,100	3,619
NIB Holdings, Ltd.	7,722	8,229
NIPPONKOA Insurance Company, Ltd.	3,000	18,649

The accompanying notes are an integral part of the financial statements.
105

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Nishi-Nippon City Bank, Ltd.	8,000	$20,199
Nissay Dowa General Insurance Company,
Ltd.	2,000	10,162
Nomura Holdings, Inc.	12,400	75,755
Nomura Real Estate Holdings, Inc.	400	6,484
Nordea Bank AB	16,908	170,367
Northern Trust Corp.	2,100	122,136
Northfield Bancorp, Inc.	900	11,520
Northwest Bancorp, Inc.	1,100	25,124
Novae Group PLC	890	4,836
NRMA Insurance Group, Ltd.	19,438	64,631
NYSE Euronext	3,900	112,671
OceanFirst Financial Corp.	200	2,320
Ocwen Financial Corp. *	1,800	20,376
Odontoprev SA	100	2,029
Odyssey Re Holdings Corp.	1,000	64,810
Ogaki Kyoritsu Bank, Ltd.	2,000	6,874
Okasan Holdings, Inc.	3,000	13,300
Old Mutual PLC	43,846	70,200
Old National Bancorp	1,100	12,320
Old Republic International Corp.	3,500	42,630
Old Second Bancorp, Inc.	200	1,146
OneBeacon Insurance Group, Ltd.	300	4,122
Onex Corp.	800	19,607
optionsXpress Holdings, Inc.	900	15,552
Oritani Financial Corp.	490	6,684
OTP Bank Rt. * (a)	2,823	81,330
Oversea-Chinese Banking Corp., Ltd.	12,405	68,696
Pacific Capital Bancorp	1,400	2,016
Pacific Continental Corp.	525	5,528
PacWest Bancorp	800	15,240
Park National Corp.	300	17,502
PartnerRe, Ltd.	800	61,552
Partners Group Holding AG	72	8,790
Paypoint PLC	1,027	7,386
PDG Realty SA Empreendimentos e
Participacoes	2,800	23,233
Penson Worldwide, Inc. *	200	1,948
Peoples Bancorp, Inc.	100	1,305
People's United Financial, Inc.	5,000	77,800
Peregrine Holdings, Ltd.	3,334	4,133
PICC Property & Casualty Company, Ltd.,
Class H *	22,000	15,085
Piccolo Credito Valtellinese SCRL	2,715	28,021
PICO Holdings, Inc. *	500	16,675
Pierre & Vacances SA	194	16,708
Ping An Insurance Group Company of China,
Ltd.	6,000	47,357
Pinnacle Financial Partners, Inc. *	200	2,542
Platinum Underwriters Holdings, Ltd.	1,000	35,840
PNC Financial Services Group, Inc.	5,400	262,386
Pohjola Bank PLC	2,267	25,901
Portfolio Recovery Associates, Inc. *	400	18,132
Porto Seguro SA *	1,300	13,208
Power Corp. of Canada	2,600	71,104
Power Financial Corp. (a)	1,600	46,103

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Powszechna Kasa Oszczednosci Bank
Polski SA	1,897	$22,445
Presidential Life Corp.	300	3,108
Prince Housing Development Corp. *	29,000	13,346
Principal Financial Group, Inc.	4,100	112,299
PrivateBancorp, Inc.	900	22,014
ProAssurance Corp. *	500	26,095
Progressive Corp. *	5,900	97,822
Prosperity Bancshares, Inc.	700	24,353
Protective Life Corp.	900	19,278
Proton Bank SA *	1,023	2,436
Provident Financial PLC	1,356	19,699
Provident Financial Services, Inc.	700	7,203
Provident New York Bancorp	300	2,865
Prudential Financial, Inc.	4,600	229,586
Prudential PLC	8,600	165,636
QBE Insurance Group, Ltd.	4,054	85,752
Quest Capital Corp.	1,200	1,278
Quintain Estates & Development PLC *	872	2,941
Radian Group, Inc.	900	9,522
Raiffeisen International Bank Holding AG	528	34,467
Rathbone Brothers PLC	756	10,518
Ratos AB	905	21,687
Raymond James Financial, Inc. (a)	2,800	65,184
Realia Business SA *	3,816	11,033
Regions Financial Corp.	8,700	54,027
Regus PLC	6,222	9,972
Reinsurance Group of America, Inc.	1,100	49,060
Reliance Capital, Ltd.	1,234	23,540
RenaissanceRe Holdings, Ltd.	1,200	65,712
Renasant Corp.	600	8,910
Rensburg Sheppards PLC	600	6,187
Republic First Bancorp, Inc. *	700	3,178
Resona Holdings, Inc.	2,000	25,701
RHB Capital BHD	8,200	11,987
Riskmetrics Group, Inc. *	700	10,234
RLI Corp.	400	21,112
Rockville Financial, Inc.	200	2,150
Roma Financial Corp.	200	2,486
Royal & Sun Alliance PLC	26,965	57,722
Royal Bank of Canada	6,916	371,752
Royal Bank of Scotland Group PLC *	26,755	22,673
S & T Bancorp, Inc.	400	5,184
S.Y. Bancorp, Inc.	100	2,309
Safety Insurance Group, Inc.	400	13,168
Sampo Oyj, Class A	3,453	87,007
Samsung Card Company, Ltd.	400	17,883
Samsung Fire & Marine
Insurance Company, Ltd.	121	24,699
Samsung Securities Company, Ltd.	305	17,706
Sanders Morris Harris Group, Inc.	900	5,319
Sandy Spring Bancorp, Inc.	300	4,884
Sanlam, Ltd.	16,519	45,225
SCBT Financial Corp.	100	2,810
Schroders PLC	992	17,351
Schroders PLC	749	10,882
Schweizerhall Holding AG	47	8,681

The accompanying notes are an integral part of the financial statements.
106

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Schweizerische
National-Versicherungs-Gesellschaft AG *	483	$14,315
SCOR SE	1,334	36,478
SeaBright Insurance Holdings, Inc. *	200	2,284
SEI Investments Company	1,800	35,424
Selective Insurance Group, Inc.	600	9,438
Shenzhen Investment, Ltd.	44,000	16,931
Shiga Bank, Ltd.	2,000	12,499
Shikoku Bank, Ltd.	1,000	3,560
Shimao Property Holdings, Ltd., GDR	14,500	24,405
Shimizu Bank, Ltd.	100	4,100
Shin Kong Financial Holding Company, Ltd. *	38,249	15,173
Shinhan Financial Group Company, Ltd.,
SADR *	1,100	88,187
Shinko Securities Company, Ltd.	7,000	25,220
Shinsei Bank, Ltd. * (a)	12,000	18,287
Shizuoka Bank, Ltd.	3,000	31,518
Shui On Land, Ltd.	12,650	7,215
Siam Commercial Bank PCL	2,300	5,852
Sierra Bancorp	100	1,201
Signature Bank *	500	14,500
Simmons First National Corp., Class A	400	11,524
Singapore Exchange, Ltd.	3,000	17,823
Sino Land Company, Ltd.	10,000	17,795
Sino-Ocean Land Holdings, Ltd.	31,596	28,319
SinoPac Holdings Company, Ltd. *	66,000	26,960
Skandinaviska Enskilda Banken AB, Series A *	7,601	51,292
SLM Corp. *	2,600	22,672
SNS Reaal *	1,920	15,525
Societa' Cattolica di Assicurazioni SCRL *	635	22,111
Societe Generale	2,635	212,330
Soho China, Ltd.	15,000	7,990
Sompo Japan Insurance, Inc.	4,000	26,680
Sony Financial Holdings, Inc.	4	11,449
Southside Bancshares, Inc.	105	2,365
Southwest Bancorp, Inc.	200	2,808
SP Setia BHD	10,400	12,074
Spar Nord Bank A/S *	600	7,575
Sparebanken Midt-Norge ASA	240	2,016
Spark Infrastructure Group	7,170	7,354
St James's Place PLC	895	3,736
St. Galler Kantonalbank	37	16,896
St. Modwen Properties PLC *	1,033	3,667
Stancorp Financial Group, Inc.	800	32,296
Standard Bank Group, Ltd.	5,472	70,862
Standard Chartered PLC	20,212	498,355
Standard Life PLC	19,747	69,201
State Auto Financial Corp.	900	16,137
State Bancorp, Inc.	200	1,690
State Bank Of India	260	11,806
State Street Corp.	2,900	152,540
StellarOne Corp.	200	2,950
Sterling Bancorp	200	1,444
Sterling Bancshares, Inc.	1,900	13,889
Sterling Financial Corp. *	300	600
Stewart Information Services Corp.	200	2,474
Stifel Financial Corp. *	350	19,215

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Storebrand ASA *	8,567	$52,384
Student Loan Corp.	500	23,200
Suffolk Bancorp	100	2,961
Sul America SA	900	19,300
Sumitomo Mitsui Financial Group, Inc.	2,900	100,391
Sumitomo Realty &
Development Company, Ltd.	2,000	36,226
Sumitomo Trust & Banking Company, Ltd.	7,000	36,802
Sun Bancorp, Inc., New Jersey *	315	1,663
Sun Hung Kai Properties, Ltd.	8,000	117,460
Sun Life Financial, Inc.	4,300	134,745
Suncorp-Metway, Ltd.	9,680	75,473
Sunrise BHD *	11,500	7,157
SunTrust Banks, Inc.	5,500	124,025
Suruga Bank, Ltd.	2,000	18,819
Susquehanna Bancshares, Inc.	1,300	7,657
SVB Financial Group *	300	12,981
Svenska Handelsbanken AB, Series A	2,199	56,203
Swedbank AB, Class A (a)	1,600	15,276
Swiss Life Holding *	462	54,788
Swiss Prime Site AG *	369	19,497
Swiss Re	2,606	117,772
SWS Group, Inc.	400	5,760
Sydbank AS *	1,245	32,750
Synovus Financial Corp. (a)	3,000	11,250
T&D Holdings, Inc.	800	21,456
T. Rowe Price Group, Inc.	2,200	100,540
Ta Chong Bank, Ltd. *	15,000	2,752
TAI Cheung Holdings, Ltd.	14,000	7,241
Taishin Financial Holdings Company, Ltd. *	37,000	16,053
Taiwan Business Bank *	25,000	6,490
Taiwan Cooperative Bank	33,500	20,607
TCF Financial Corp.	2,400	31,296
TD Ameritrade Holding Corp. *	5,397	105,889
Texas Capital Bancshares, Inc. *	800	13,472
TFS Financial Corp.	2,500	29,750
The 77th Bank, Ltd.	4,000	22,783
The Bank of Yokohama, Ltd.	9,000	43,783
The Hachijuni Bank, Ltd.	3,000	16,605
The Hiroshima Bank, Ltd.	5,000	20,546
The Hokkoku Bank, Ltd.	3,000	12,517
The Hyakugo Bank, Ltd.	2,000	10,264
The Nanto Bank, Ltd.	2,000	10,856
The San-in Godo Bank, Ltd.	2,000	16,994
The St. Joe Company * (a)	1,600	46,592
The Travelers Companies, Inc.	6,200	305,226
The Yachiyo Bank, Ltd.	300	9,119
Thomas Weisel Partners Group, Inc. *	1,600	8,544
TMX Group, Inc.	500	16,770
TOC Company, Ltd.	2,000	8,736
Tochigi Bank, Ltd.	1,000	4,838
Toho Bank, Ltd.	3,000	13,317
Tokio Marine Holdings, Inc.	2,800	80,936
Tokushima Bank, Ltd.	1,000	4,086
Tokyo Rakutenchi Company, Ltd.	1,000	4,150
Tokyo Tatemono Company, Ltd.	2,000	9,684

The accompanying notes are an integral part of the financial statements.
107

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Tokyu Land Corp.	5,000	$19,872
Tomato Bank, Ltd.	1,000	2,424
Tompkins Trustco, Inc.	100	4,370
Tong Yang Investment Bank	370	4,088
Topdanmark AS *	182	27,531
Torchmark Corp.	1,000	43,430
Toronto Dominion Bank Ontario	3,600	232,849
Tower Group, Inc.	900	21,951
Tower, Ltd.	14,281	17,192
TowneBank/Portsmouth VA	500	6,375
Tradestation Group, Inc. *	800	6,520
Transatlantic Holdings, Inc.	1,000	50,170
Trico Bancshares	100	1,640
TrustCo Bank Corp., NY	800	5,000
Trustmark Corp. (a)	800	15,240
TrygVesta AS	177	13,562
Tullett Prebon PLC	2,196	13,742
Turkiye Garanti Bankasi AS	10,634	40,402
Turkiye Halk Bankasi AS	1,645	9,822
Turkiye Is Bankasi AS	5,211	20,492
Turkiye Vakiflar Bankasi Tao *	8,846	20,397
U.S. Bancorp	6,200	135,532
UBS AG - Swiss Exchange *	21,485	393,785
UMB Financial Corp.	700	28,308
Umpqua Holdings Corp.	1,700	18,020
UniCredit Italiano SpA *	80,732	316,401
Union Bankshares Corp.	100	1,245
Unipol Gruppo Finanziario SpA, ADR *	8,796	13,358
Uniqa Versicherungen AG	343	6,602
Unitech, Ltd.	4,300	9,502
United America Indemnity, Ltd. *	900	6,651
United Bankshares, Inc.	900	17,631
United Community Banks, Inc. * (a)	410	2,051
United Financial Bancorp, Inc.	900	10,422
United Fire & Casualty Company	800	14,320
United Industrial Corp, Ltd.	5,000	6,503
United Mizrahi Bank, Ltd. *	1,337	11,431
United Overseas Bank, Ltd.	5,000	59,142
Unitrin, Inc.	1,300	25,337
Universal American Financial Corp. *	1,600	15,072
Universal Insurance Holdings, Inc.	1,800	9,054
Univest Corp. of Pennsylvania	200	4,334
Unum Group	4,220	90,477
UOB-Kay Hian Holdings, Ltd.	9,000	9,608
UOL Group, Ltd.	5,000	12,125
Valiant Holding AG	141	27,689
Validus Holdings, Ltd.	2,472	63,778
Valley National Bancorp (a)	1,995	24,519
Van der Moolen Holding NV *	1,420	125
ViewPoint Financial Group	300	4,212
Virtus Investment Partners, Inc. *	85	1,327
Vontobel Holding AG	286	9,555
W.R. Berkley Corp.	1,400	35,392
Waddell & Reed Financial, Inc., Class A	1,400	39,830
Washington Federal, Inc.	1,900	32,034
Washington Trust Bancorp, Inc.	400	7,008

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Waterstone Financial, Inc. *	200	$1,012
Webster Financial Corp.	700	8,729
Wells Fargo & Company	42,835	1,207,090
WesBanco, Inc.	400	6,184
West Bancorp.	800	3,968
WestAmerica Bancorp	600	31,200
Western Alliance Bancorp *	800	5,048
Western Financial Group, Inc.	600	1,267
Westfield Financial, Inc.	400	3,388
Westpac Banking Corp., Ltd.	5,858	134,964
Westpac Banking Corp	1,400	162,169
Westwood Holdings Group, Inc.	200	6,940
Wheelock and Company, Ltd.	8,000	26,096
Wheelock Properties, Ltd.	7,000	8,689
Wheelock Properties, Ltd.	15,000	9,598
White Mountains Insurance Group, Ltd.	100	30,701
Whitney Holding Corp.	1,400	13,356
WHK Group, Ltd.	5,300	5,046
Wiener Staedtische Allgemeine
Versicherung AG	482	27,540
Wilmington Trust Corp.	1,500	21,300
Wilshire Bancorp, Inc.	200	1,468
Wing Hang Bank, Ltd.	1,500	14,746
Wing Tai Holdings, Ltd.	4,000	4,728
Wintrust Financial Corp.	200	5,592
Woori Investment & Securities Company, Ltd.	740	10,462
World Acceptance Corp. *	100	2,521
Yamaguchi Financial Group, Inc.	2,000	20,685
Yapi ve Kredi Bankasi AS *	4,484	9,849
Zenith National Insurance Corp.	600	18,540
Zions Bancorp	1,044	18,761
Zurich Financial Services AG	1,020	243,086

		38,688,594
Industrial - 9.09%
3M Company	3,000	221,400
A P Moller Maersk AS	5	34,604
A. M. Castle & Company	200	1,988
A.O. Smith Corp.	500	19,050
AAC Acoustic Technology Holdings, Inc.	10,000	10,918
Aalberts Industries NV	526	7,082
Aaon, Inc.	300	6,024
AAR Corp. *	700	15,358
ABB, Ltd. *	13,703	275,372
Abengoa SA	391	11,309
ACC, Ltd.	839	14,227
Acciona SA	190	25,836
ACS Actividades SA	944	49,267
Actuant Corp., Class A	600	9,636
Acuity Brands, Inc. (a)	700	22,547
Adelaide Brighton, Ltd.	6,885	16,869
Advanced Energy Industries, Inc. *	1,200	17,088
Advantest Corp.	500	13,657
Aecom Technology Corp. *	900	24,426
Aecon Group, Inc.	200	2,199
AEP Industries, Inc. *	200	7,980
Aeroports de Paris	235	21,168

The accompanying notes are an integral part of the financial statements.
108

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Aerovironment, Inc. *	300	$8,427
African Oxygen, Ltd.	1,477	4,053
AGCO Corp. *	1,500	41,445
Agfa Gevaert NV *	729	4,017
Ahlstrom OYJ	715	9,680
Aida Engineering, Ltd.	1,000	3,296
Air Transport Services Group, Inc. *	1,700	5,882
Aircastle, Ltd.	1,100	10,637
Aker Kvaerner ASA	1,600	17,997
Alamo Group, Inc.	700	11,060
Albany International Corp., Class A	400	7,760
Alexander & Baldwin, Inc.	800	25,672
Alfa Laval AB (a)	2,028	23,837
All America Latina Logistica SA	5,200	40,095
Alliant Techsystems, Inc. *	400	31,140
Alps Electric Company, Ltd.	3,000	17,203
Alstom SA	1,164	85,125
Altra Holdings, Inc. *	300	3,357
Amada Company, Ltd.	3,000	20,036
Ambuja Cements, Ltd.	4,724	9,782
Amcor, Ltd.	8,082	39,027
AMEC PLC	2,895	34,973
AMERCO, Inc. *	300	13,758
American Commercial Lines, Inc. *	175	5,096
American Ecology Corp.	100	1,870
American Science & Engineering, Inc.	100	6,804
American Superconductor Corp. * (a)	700	23,478
Ameron International Corp.	300	20,994
AMETEK, Inc.	1,400	48,874
Ampco-Pittsburgh Corp.	100	2,659
Amphenol Corp., Class A	1,800	67,824
Amtek Auto, Ltd.	2,715	12,362
Analogic Corp.	200	7,404
Andritz AG	156	7,783
Anhui Conch Cement Company, Ltd., Class H	4,000	26,453
Ansaldo STS SpA	342	7,007
Ansell, Ltd.	1,951	17,137
Apogee Enterprises, Inc.	800	12,016
Applied Industrial Technologies, Inc.	800	16,928
AptarGroup, Inc.	1,244	46,476
Arcadis NV	845	15,515
Argon ST, Inc. *	400	7,620
Arkansas Best Corp.	300	8,982
Armstrong World Industries, Inc. *	1,300	44,798
Arriva PLC	2,458	19,705
Arrow Electronics, Inc. *	2,100	59,115
Asahi Glass Company, Ltd.	5,000	40,049
Asahi Organic Chemicals
Industry Company, Ltd.	3,000	7,993
Asciano Group *	21,695	31,462
Asia Cement Corp.	15,820	17,641
Assa Abloy AB, Series B	1,600	25,970
Astec Industries, Inc. *	400	10,188
Asunaro Aoki Construction Company, Ltd.	1,000	5,397
Asustek Computer, Inc.	28,454	48,702
Atlas Air Worldwide Holdings, Inc. *	400	12,788

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Atlas Copco AB, Series A, ADR	2,339	$30,210
Atlas Copco AB, Series B, ADR	1,570	17,951
AU Optronics Corp., ADR (a)	4,823	46,687
Auckland International Airport, Ltd.	11,755	15,760
Aveng, Ltd.	2,595	14,975
Avnet, Inc. *	2,700	70,119
AVX Corp.	2,800	33,404
AZZ, Inc. *	300	12,051
Badger Meter, Inc.	300	11,607
BAE Systems PLC	27,796	155,122
Bakrie & Brothers Tbk PT *	182,500	2,453
Baldor Electric Company	800	21,872
Ball Corp.	1,200	59,040
Bando Chemical Industries, Ltd.	1,000	2,788
Barco NV *	336	14,672
Barnes Group, Inc.	1,100	18,799
BBA Aviation PLC	4,220	10,689
BE Aerospace, Inc. *	1,920	38,669
Beijing Capital International Airport Company,
Ltd., Class H *	26,000	16,047
Bekaert SA	214	28,335
Belden, Inc.	300	6,930
Bemis Company, Inc.	1,500	38,865
Benchmark Electronics, Inc. *	700	12,600
BES Engineering Corp.	46,000	12,937
Bharat Earth Movers, Ltd.	572	12,714
Bharat Forge, Ltd.	2,271	13,011
Bharat Heavy Electricals, Ltd.	439	21,246
BICC PLC	4,928	25,348
Bilfinger Berger AG	493	34,178
Black & Decker Corp. (a)	829	38,374
Blount International, Inc. *	500	4,735
Boart Longyear Group *	173,822	48,435
Bobst Group AG *	236	9,086
Bodycote PLC	1,394	3,709
Boeing Company (a)	6,400	346,560
Bombardier, Inc.	16,600	77,058
Boral, Ltd. (a)	10,880	58,204
Bouygues SA	1,452	74,002
Brickworks, Ltd.	1,981	25,887
Briggs & Stratton Corp. (a)	1,100	21,351
Brinks Company	700	18,837
Brink's Home Security Holdings, Inc. *	700	21,553
Bristow Group, Inc. *	600	17,814
Broadwind Energy, Inc. *	900	7,101
Brother Industries, Ltd.	2,200	26,366
Bucher Industries AG	32	3,566
Bucyrus International, Inc., Class A	1,200	42,744
Builders FirstSource, Inc. * (a)	300	1,308
Bunka Shutter Company, Ltd.	2,000	7,567
Burlington Northern Santa Fe Corp.	3,100	247,473
Buzzi Unicem SpA	1,110	19,201
Bway Holding Company *	300	5,553
BYD Company, Ltd., Class H *	6,000	48,943
C.H. Robinson Worldwide, Inc.	1,400	80,850
CAE, Inc.	2,909	24,589

The accompanying notes are an integral part of the financial statements.
109

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Calgon Carbon Corp. *	900	$13,347
Campbell Brothers, Ltd.	526	13,721
Canadian National Railway Company	2,300	113,276
Canadian Pacific Railway, Ltd.	1,300	60,832
Carbone Lorraine SA	322	11,901
Cargotec Corp. Oyj, B Shares	270	6,361
Carillion PLC	5,864	25,809
Carlisle Companies, Inc.	1,200	40,692
Cascade Corp.	100	2,674
Casella Waste Systems, Inc., Class A *	200	588
Casio Computer Company, Ltd.	2,000	16,318
Catcher Technology Company, Ltd.	5,720	15,132
Caterpillar, Inc. (a)	5,200	266,916
CCL Industries, Inc., Class B *	500	10,368
Celadon Group, Inc. *	300	3,393
Celestica, Inc. *	2,600	24,770
Cementir SpA	447	2,343
Cementos Portland Valderrivas SA	324	16,944
Cemex SA de CV, SADR *	9,802	126,642
Central Glass Company, Ltd.	3,000	13,238
Central Japan Railway Company, Ltd.	6	43,057
Ceradyne, Inc. *	700	12,831
Chart Industries, Inc. *	600	12,954
Charter International PLC	2,032	22,293
Checkpoint Systems, Inc. *	200	3,288
Cheil Industries, Inc.	410	17,732
Chemring Group PLC	273	10,669
Cheng Uei Precision Industry Company, Ltd.	5,100	10,354
Chi Mei Optoelectronics Corp. *	45,850	24,123
Chia Hsin Cement Corp. *	14,000	7,328
China COSCO Holdings Company, Ltd.	18,500	21,932
China Grand Forestry Resources Group, Ltd. *	26,000	933
China High Speed Transmission Equipment
Group Company, Ltd.	5,000	10,174
China National Building Material Company,
Ltd.	10,000	23,261
China Railway Group, Ltd. *	23,000	19,638
China Shipping Container Lines Company, Ltd. *	47,000	16,949
China Shipping Development Company, Ltd.,
Class H	10,000	12,435
Chiyoda Corp.	2,000	15,584
Chloride Group PLC	857	2,496
Chofu Seisakusho Company, Ltd.	400	8,435
Chunghwa Picture Tubes, Ltd. *	74,000	8,515
Ciments Francais SA	106	11,900
Cimpor-Cimentos De Portugal SA	2,492	20,603
Circor International, Inc.	400	11,304
Clarcor, Inc.	765	23,990
Clean Harbors, Inc. *	200	11,252
Cobham PLC	11,299	39,548
Cognex Corp.	1,000	16,380
Coherent, Inc. *	200	4,664
Coleman Cable, Inc. *	1,300	5,694
Columbus McKinnon Corp. *	500	7,575
Comfort Systems USA, Inc.	400	4,636
ComfortDelGro Corp., Ltd.	24,000	27,290
Commercial Metals Company	1,700	30,430

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Compagnie de Saint-Gobain SA	3,594	$186,929
COMSYS Holdings Corp.	1,200	13,078
Construcciones & Auxiliar de Ferrocarriles SA	30	15,282
Con-way, Inc.	600	22,992
Conzzeta Holding AG	4	7,099
Cookson Group PLC *	3,162	20,792
Cooper Industries PLC *	2,900	108,953
Corp Moctezuma SAB de CV	4,100	8,202
Cosco International Holdings, Ltd.	22,427	9,369
Crane Company	1,000	25,810
Crane Group, Ltd.	473	4,563
CRH PLC	6,608	183,306
Crown Holdings, Inc. *	1,700	46,240
CSR, Ltd.	29,297	48,369
CSX Corp.	5,391	225,667
CTCI Corp.	9,000	8,745
Cubic Corp.	300	11,841
Cummins, Inc.	2,208	98,940
Curtiss-Wright Corp.	800	27,304
Cymer, Inc. *	400	15,544
D.S. Norden A/S	50	1,896
Daelim Industrial Company, Ltd.	217	13,252
Daewoo Engineering & Construction
Company, Ltd.	2,390	28,287
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	1,180	17,157
Daifuku Company, Ltd.	1,500	10,008
Daikin Industries, Ltd.	1,000	35,772
Dainippon Screen Manufacturing
Company, Ltd.	2,000	7,489
Daktronics, Inc. (a)	300	2,571
Danaher Corp.	3,500	235,620
Darling International, Inc. *	1,200	8,820
Deere & Company	3,700	158,804
Delachaux SA	38	2,899
Delta Electronics, Inc.	8,241	23,385
Delta PLC	4,870	13,976
Demag Cranes AG	396	14,225
Deutsche Post AG	5,321	99,696
Deutz AG *	380	1,935
Dionex Corp. *	300	19,491
Dolby Laboratories, Inc., Class A *	500	19,095
Donaldson Company, Inc.	800	27,704
Dongfang Electrical Machinery Company, Ltd.	2,400	11,967
Doosan Corp.	64	4,815
Doosan Heavy Industries and Construction
Company, Ltd.	106	6,044
Doosan Infracore Company, Ltd.	830	11,931
Dover Corp.	3,400	131,784
Downer EDI, Ltd.	4,254	30,565
Drew Industries, Inc. *	200	4,338
DSV AS, ADR *	2,144	38,442
Ducommun, Inc.	100	1,891
Duerr AG	342	6,454
Dycom Industries, Inc. *	1,000	12,300
Dynamex, Inc. *	100	1,633
Dynamic Materials Corp.	100	1,996

The accompanying notes are an integral part of the financial statements.
110

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Eagle Bulk Shipping, Inc. * (a)	200	$1,026
Eagle Materials, Inc.	700	20,006
East Japan Railway Company	1,300	93,357
Eastman Kodak Company (a)	3,485	16,658
Eaton Corp.	1,400	79,226
Ebara Corp.	4,000	17,503
Elbit Systems, Ltd.	300	20,445
Electrocomponents PLC	2,084	5,123
EMCOR Group, Inc. *	1,200	30,384
Emerson Electric Company	6,465	259,117
Empresa Brasileira de Aeronautica SA, ADR *	1,100	25,234
Empresas ICA Sociedad
Controladora SA de CV *	8,100	19,084
Encore Wire Corp.	500	11,170
Ener1, Inc. *	1,500	10,380
Energizer Holdings, Inc. *	900	59,706
Energy Conversion Devices, Inc. * (a)	500	5,790
Energy Developments, Ltd.	4,211	9,169
EnergySolutions, Inc.	1,900	17,518
Enersys *	1,100	24,332
Enka Insaat ve Sanayi AS	1,345	5,734
EnPro Industries, Inc. *	300	6,858
ESCO Technologies, Inc. *	400	15,760
Esterline Technologies Corp. *	400	15,684
Euronav NV	796	17,165
European Aeronautic Defence &
Space Company	2,586	58,108
Evergreen International Storage & Transport
Corp. *	6,000	5,423
Evertz Technologies, Ltd.	100	1,332
EVS Broadcast Equipment SA	252	18,876
Expeditors International of Washington, Inc.	1,800	63,270
Ezra Holdings, Ltd. *	2,000	2,649
Fanuc, Ltd.	800	71,476
FARO Technologies, Inc. *	400	6,872
Farstad Shipping ASA	300	6,643
Federal Signal Corp.	1,100	7,909
FedEx Corp.	2,900	218,138
FEI Company *	500	12,325
Fenner PLC	4,741	11,204
Finmeccanica SpA	2,727	48,250
Finning International, Inc.	1,300	19,427
FirstGroup PLC	4,847	32,101
Flanders Corp. *	1,100	5,676
Fletcher Building, Ltd.	5,083	30,568
FLIR Systems, Inc. *	1,000	27,970
Flowserve Corp.	700	68,978
FLS Industries AS, B Shares *	765	41,795
Flughafen Zuerich AG	27	7,870
Fluor Corp.	1,000	50,850
FMC Technologies, Inc. *	1,300	67,912
Fomento de Construcciones SA	276	12,932
Forbo Holding AG *	23	6,239
Forward Air Corp.	500	11,575
Foster Wheeler AG *	200	6,382
Fosun International	22,500	15,706
FP Corp.	200	10,345

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Franklin Electric, Inc.	300	$8,601
Fraport AG, ADR	382	20,324
Freightcar America, Inc.	100	2,430
Freightways, Ltd.	4,613	10,199
Frontline, Ltd.	400	9,399
Fuel Tech, Inc. *	500	5,600
Fuji Electric Holdings Company, Ltd.	7,000	12,826
Fuji Kyuko Company, Ltd.	2,000	9,407
Fuji Photo Film Company, Ltd.	2,900	86,242
Fujikura, Ltd.	4,000	19,446
Fujitec Company, Ltd.	1,000	5,664
Fukuyama Transporting Company, Ltd.	3,000	15,904
Furukawa Electric Company, Ltd.	4,000	16,129
Futaba Corp.	600	9,745
Futuris Corp., Ltd. *	4,082	860
Galliford Try PLC	8,443	7,894
Gamesa Corporacion Tecnologica SA	1,540	34,544
Gamuda BHD	12,700	11,584
Gardner Denver, Inc. *	1,100	38,368
Garmin, Ltd. (a)	3,500	132,090
GATX Corp.	700	19,565
Geberit AG, ADR	334	51,347
Gemina SpA *	17,011	16,447
Genco Shipping & Trading, Ltd.	600	12,468
General Cable Corp. *	900	35,235
General Dynamics Corp.	4,228	273,129
General Electric Company	39,200	643,664
General Maritime Corp.	1,300	10,062
Genesee & Wyoming, Inc., Class A *	700	21,224
GenTek, Inc. *	100	3,804
Gentex Corp.	2,200	31,130
Gerber Scientific, Inc. *	200	1,196
Gerresheimer AG	197	6,191
Gildemeister AG	331	4,618
Glory, Ltd.	500	12,258
GMR Infrastructure *	3,893	11,263
Go-Ahead Group PLC	135	3,059
Goldsun Development & Construction
Company, Ltd.	18,360	9,465
Goodrich Corp.	1,600	86,944
Gorman-Rupp Company (a)	500	12,455
GP Strategies Corp. *	800	5,992
Graco, Inc.	1,000	27,870
GrafTech International, Ltd. *	2,500	36,750
Granite Construction, Inc.	500	15,470
Graphic Packaging Holding Company *	5,900	13,629
Grasim Industries, Ltd.	466	26,861
Greatbatch, Inc. *	300	6,741
Greif, Inc., Class A	500	27,525
Griffon Corp. *	653	6,576
Grindrod, Ltd.	1,583	3,358
Grontmij NV	49	1,327
Groupe Eurotunnel SA	2,241	22,946
Grupo Aeroportuario del Pacifico SA de CV,
Series B, SADR	900	25,371
Grupo Aeroportuario del Pacifico SA de CV,
Series B	900	2,536

The accompanying notes are an integral part of the financial statements.
111

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Grupo Aeroportuario del Sureste SA de CV,
SADR	300	$12,798
Grupo Ferrovial SA	565	27,086
GS Engineering & Construction Corp.	383	29,841
GulfMark Offshore, Inc. *	600	19,644
GWA International, Ltd.	1,367	3,322
Halma PLC	2,484	8,615
Hamamatsu Photonics KK	500	11,910
Hampson Industries PLC	3,283	3,820
Hanil Cement Manufacturing Company, Ltd.	146	9,998
Hanjin Heavy Industries & Construction
Company, Ltd.	410	8,217
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	120	1,401
Hanjin Shipping Company, Ltd.	610	10,594
Hankyu Hanshin Holdings, Inc.	5,000	23,971
Harbin Power Equipment Company, Ltd.	6,000	5,604
Harsco Corp.	1,100	38,951
Haynes International, Inc. *	100	3,182
Heartland Express, Inc. (a)	1,500	21,600
HEICO Corp., Class A	300	10,173
HEICO Corp.	100	4,336
Heidelberger Druckmaschinen AG *	300	3,111
Hellenic Technodomiki Tev SA	2,313	20,262
Hexagon AB	1,760	21,049
Hexcel Corp. *	1,400	16,016
Hexpol AB *	60	437
Hill & Smith Holdings PLC	125	623
Hills Industries, Ltd.	1,154	1,948
Hirose Electric Company, Ltd.	200	22,483
Hitachi Construction Machinery Company, Ltd.	1,000	21,286
Hitachi Tool Engineering, Ltd.	800	7,366
Hitachi Transport System, Ltd.	700	9,709
Hitachi Zosen Corp. *	7,500	9,455
Hitachi, Ltd. *	1,600	48,928
HKC Holdings, Ltd.	22,951	1,802
Hochtief AG	395	30,138
Hoganas AB, Series B	200	3,353
Holcim, Ltd. *	2,006	137,999
Hon Hai Precision Industry Company, Ltd.	29,140	116,605
Honeywell International, Inc.	6,465	240,175
Hosiden Corp.	1,100	14,875
Hoya Corp.	1,700	39,874
Hub Group, Inc., Class A *	300	6,855
Hubbell, Inc., Class B	1,000	42,000
Huhtamaki Oyj	1,487	18,941
Hurco Companies, Inc. *	300	5,124
Hyundai Engineering & Construction
Company, Ltd.	133	7,197
Hyundai Heavy Industries Company, Ltd.	137	20,864
Hyundai Merchant Marine Company, Ltd.	940	22,216
Hyundai Mipo Dockyard Company, Ltd.	154	16,231
Ibiden Company, Ltd.	900	33,176
IDEX Corp.	1,300	36,335
II-VI, Inc. *	400	10,176
Illinois Tool Works, Inc.	4,300	183,653
Imax Corp. *	300	2,836

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Imerys SA	698	$40,130
IMI PLC	3,359	24,041
Implenia AG *	111	3,056
Impregilo SpA	4,555	19,967
India Cements, Ltd.	2,973	8,306
Indocement Tunggal Prakarsa Tbk PT	7,000	7,647
Ingersoll-Rand PLC	5,800	177,886
Inmet Mining Corp.	700	39,202
Insituform Technologies, Inc., Class A *	1,000	19,140
Insteel Industries, Inc.	600	7,170
Interline Brands, Inc. *	1,100	18,535
Intermec, Inc. *	1,300	18,330
International Shipholding Corp.	200	6,162
Intertape Polymer Group, Inc. *	2,100	5,590
Intevac, Inc. *	200	2,688
Invensys PLC	7,994	37,296
IRB Infrastructure Developers, Ltd.	2,200	9,619
iRobot Corp. *	900	11,079
Iseki & Company, Ltd. *	3,000	11,991
Ishikawajima-Harima Heavy Industries
Company, Ltd.	9,000	18,107
Italcementi SpA	699	10,776
Itron, Inc. *	600	38,484
ITT Corp.	1,600	83,440
IVRCL Infrastructures & Projects, Ltd.	3,325	26,930
J.B. Hunt Transport Services, Inc.	1,300	41,769
Jabil Circuit, Inc.	2,200	29,502
Jacobs Engineering Group, Inc. *	1,000	45,950
Jaiprakash Associates, Ltd.	2,582	12,741
James Hardie Industries NV *	700	23,814
Japan Airport Terminal Company, Ltd.	900	11,246
Jenoptik AG *	706	3,771
Jeol, Ltd.	1,000	4,467
JGC Corp.	1,000	20,266
Jiangxi Copper Company, Ltd., Class H	13,000	28,813
JM AB *	800	9,887
John Bean Technologies Corp.	643	11,683
Johnson Electronic Holdings, Ltd. *	11,000	4,583
Joy Global, Inc.	1,100	53,834
JS Group Corp.	2,600	45,314
Kaba Holding AG, Series B	47	11,526
Kadant, Inc. *	100	1,213
Kajima Corp.	5,000	12,738
Kaman Corp., Class A	200	4,396
Kansas City Southern * (a)	1,200	31,788
Kawasaki Heavy Industries, Ltd.	9,000	22,679
Kawasaki Kisen Kaisha, Ltd.	5,000	18,434
Kaydon Corp.	500	16,210
KBR, Inc.	2,900	67,541
KCI Konecranes Oyj	207	5,912
Keihan Electric Railway Company, Ltd.	5,000	22,293
Keihin Electric Express Railway Company, Ltd.	2,000	16,967
Keio Corp.	4,000	27,198
Keisei Electric Railway Company, Ltd.	2,000	13,234
Keller Group PLC	325	3,772
Kennametal, Inc.	1,174	28,892

The accompanying notes are an integral part of the financial statements.
112

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Keyence Corp.	200	$42,525
Kinden Corp.	1,000	8,339
Kingboard Laminates Holdings, Ltd.	16,000	10,267
Kingspan Group PLC *	1,864	17,175
Kinsus Interconnect Technology Corp.	5,000	14,563
Kintetsu Corp.	6,000	23,206
Kirby Corp. *	1,000	36,820
Kitz Corp.	1,000	4,997
Knight Transportation, Inc. (a)	1,100	18,458
KNM Group BHD	8,400	1,788
Komatsu, Ltd.	3,700	68,707
Komori Corp.	700	8,477
Kone Corp. Oyj	954	35,117
Konica Minolta Holdings, Inc.	2,500	23,559
Koninklijke (Royal) Philips Electronics NV	10,474	255,311
Koninklijke BAM Groep NV	521	6,026
Koninklijke Boskalis Westinster NV	843	28,846
Koninklijke Ten Cate NV	390	8,593
Koninklijke Vopak NV	558	36,280
Koppers Holdings, Inc.	100	2,965
Korea Kumho Petrochemical Company, Ltd.	90	2,103
Korea Line Corp.	126	5,368
Krones AG	110	5,847
Kubota Corp.	5,000	41,411
Kuehne & Nagel International AG	323	28,119
Kumho Industrial Company, Ltd.	150	1,578
Kureha Corp.	1,000	6,144
Kurita Water Industries, Ltd.	700	25,033
Kyocera Corp.	900	82,584
Kyowa Exeo Corp.	1,000	9,777
L.B. Foster Company *	200	6,116
L-1 Identity Solutions, Inc. *	1,600	11,184
LaBarge, Inc. *	200	2,250
Ladish Company, Inc. *	100	1,513
Lafarge SA	1,378	123,190
Laird Group PLC	1,023	3,405
Lancaster Colony Corp.	600	30,762
Landstar Systems, Inc.	800	30,448
Largan Precision Company, Ltd.	1,020	13,353
Larsen & Toubro, Ltd.	550	19,194
Layne Christensen Company *	800	25,640
Leggett & Platt, Inc.	3,100	60,140
Legrand SA, ADR	628	17,495
Leighton Holdings, Ltd.	1,036	32,938
Lennox International, Inc.	900	32,508
Leoni AG	304	6,924
LG Display Company, Ltd., ADR (a)	1,800	25,794
LG Electronics, Inc.	361	38,301
Lincoln Electric Holdings, Inc.	800	37,960
Lindab International AB	600	7,430
Linde AG	934	101,394
Lindsay Corp.	100	3,938
Littelfuse, Inc. *	500	13,120
LLX Logistica SA *	587	2,147
Lockheed Martin Corp.	3,300	257,664
Lonking Holdings, Ltd.	12,000	6,818

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
LS Cable, Ltd.	188	$16,378
LS Industrial Systems Company, Ltd.	164	12,906
LSB Industries, Inc. *	600	9,342
LSI Industries, Inc.	300	1,995
Mabuchi Motor Company, Ltd.	200	10,130
Maeda Road Construction Company, Ltd.	1,000	8,970
Makino Milling Machine Company, Ltd.	1,000	3,821
Makita Corp.	700	22,026
MAN AG	685	56,544
Manitowoc Company, Inc.	2,700	25,569
Marten Transport, Ltd. *	700	11,942
Martin Marietta Materials, Inc.	600	55,242
Maruichi Steel Tube, Ltd.	600	11,942
Masco Corp.	3,100	40,052
Matsushita Electric Works, Ltd.	3,000	35,603
Matthews International Corp., Class A	400	14,152
Max Company, Ltd.	1,000	10,396
McDermott International, Inc. *	2,400	60,648
Meggitt PLC	8,624	32,145
Melrose PLC	3,200	9,461
Metalico, Inc. *	200	834
Methode Electronics, Inc.	400	3,468
Metropolitan Pro Corp.	200	1,938
Metso Oyj	2,220	62,648
Mettler-Toledo International, Inc. *	300	27,177
Michael Baker Corp. *	100	3,634
Michaniki SA	2,623	6,688
Micro-Star International Company, Ltd.	7,642	5,005
Middleby Corp. *	400	22,004
Mine Safety Appliances Company	400	11,004
Minebea Company, Ltd.	2,000	9,115
Miranda Technologies, Inc. *	300	1,706
MISC BHD	5,200	13,355
MISUMI Group, Inc.	800	16,675
Mitsubishi Electric Corp.	8,000	60,089
Mitsubishi Heavy Industries, Ltd.	17,000	63,947
Mitsuboshi Belting Company, Ltd.	1,000	4,107
Mitsui Engineering & Shipbuilding
Company, Ltd.	9,000	23,172
Mitsui O.S.K. Lines, Ltd.	4,000	23,552
Mitsumi Electric Company, Ltd.	800	17,178
Miura Company, Ltd.	500	14,091
Modec, Inc.	100	2,035
Molex, Inc.	1,300	24,427
Monadelphous Group, Ltd.	1,108	13,060
Moog, Inc., Class A *	800	23,600
Morgan Crucible Company PLC	2,337	6,429
Morgan Sindall PLC	210	2,229
Mori Seiki Company, Ltd.	1,300	15,516
Mota Engil, SGPS SA	444	2,472
MTR Corp., Ltd.	7,124	24,572
MTU Aero Engines Holding AG	247	11,699
Mueller Industries, Inc.	800	19,096
Mueller Water Products, Inc.	1,800	9,864
Multi-Fineline Electronix, Inc. *	500	14,355
Murata Manufacturing Company, Ltd.	900	42,425

The accompanying notes are an integral part of the financial statements.
113

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Murray & Roberts Holdings, Ltd.	3,011	$24,054
Myers Industries, Inc.	300	3,231
Nabtesco Corp.	1,000	11,851
NACCO Industries, Inc., Class A	100	6,007
Nachi-Fujikoshi Corp.	1,000	2,241
Nagoya Railroad Comapny, Ltd.	4,000	13,419
Nalco Holding Company	2,200	45,078
Nampak, Ltd. *	4,542	10,315
Nan Ya Printed Circuit Board Corp.	3,060	10,606
Nankai Electric Railway Company, Ltd.	3,000	13,809
National Express Group PLC (a)	1,975	15,108
National Instruments Corp.	1,100	30,393
NCC AB	1,603	24,477
NCI Building Systems, Inc. * (a)	200	640
NEC Corp. (a)	9,000	28,021
Neo Material Technologies, Inc. *	700	2,504
Neptune Orient Lines, Ltd.	7,000	8,785
Nexans SA	342	27,667
NGK INSULATORS, Ltd.	1,000	23,021
Nibe Industrier AB, Series B	476	4,836
Nichicon Corp.	1,700	21,588
Nidec Corp.	500	40,541
Nikon Corp.	2,000	36,348
Nippo Corp.	1,000	8,129
Nippon Carbon Company, Ltd.	1,000	3,258
Nippon Chemi-Con Corp.	1,000	4,829
Nippon Electric Glass Company, Ltd.	2,000	18,102
Nippon Express Company, Ltd.	7,000	28,279
Nippon Konpo Unyu Soko Company, Ltd.	1,000	11,882
Nippon Road Company, Ltd.	3,000	6,843
Nippon Sheet Glass Company, Ltd.	11,000	36,553
Nippon Thompson Company, Ltd.	1,000	5,626
Nippon Yusen Kabushiki Kaisha	10,000	38,497
Nishimatsu Construction Company, Ltd.	2,000	2,823
Nishi-Nippon Railroad Company, Ltd.	3,000	11,913
Nitto Kohki Company, Ltd.	400	8,035
NKT Holding A/S *	119	6,976
Norbord, Inc. *	600	992
Norddeutsche Affinerie AG	508	21,179
Nordex AG *	111	1,937
Nordson Corp.	600	33,654
Norfolk Southern Corp.	2,728	117,604
Noritsu Koki Company, Ltd.	100	896
North American Galvanizing & Coatings, Inc. *	900	5,463
Northrop Grumman Corp.	2,800	144,900
Northwest Pipe Company *	200	6,706
NSK, Ltd.	3,000	18,480
NTN Corp.	5,000	20,610
Obayashi Corp.	7,000	30,540
Obrascon Huarte Lain SA	995	27,750
Odakyu Electric Railway Company, Ltd.	3,000	27,008
Oesterreichische Post AG	519	14,381
Okamoto Industries, Inc.	2,000	7,625
Okuma Holdings, Inc.	2,000	10,002
Okumura Corp.	3,000	11,236
Old Dominion Freight Lines, Inc. *	600	18,258

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Olympus Optical Company, Ltd.	1,000	$26,324
Omega Flex, Inc. *	100	1,677
Omron Corp.	1,500	28,182
Orbital Sciences Corp., Class A *	900	13,473
Orica, Ltd.	2,418	49,969
Orion Marine Group, Inc. *	300	6,162
Ormat Industries, Ltd.	811	6,821
OSI Systems, Inc. *	400	7,316
Outotec Oyj	128	4,083
Overseas Shipholding Group, Inc.	700	26,159
Owens Corning, Inc. *	1,620	36,369
Owens-Illinois, Inc. *	1,800	66,420
Pacer International, Inc.	200	772
Pacific Basin Shipping, Ltd.	14,000	9,162
Packaging Corp. of America	1,700	34,680
Pactiv Corp. *	1,140	29,697
Pall Corp.	1,500	48,420
PanaHome Corp.	1,000	6,078
Panalpina Welttransport Holding AG	188	15,552
Pan-International Industrial Company, Ltd.	7,280	11,612
Park Electrochemical Corp.	400	9,860
Parker-Hannifin Corp.	2,000	103,680
PBG SA *	86	6,305
Peab AB, Series B	2,689	18,433
Pentair, Inc.	1,800	53,136
PER Aarsleff A/S	90	10,250
PerkinElmer, Inc.	2,200	42,328
Permasteelisa SpA *	777	15,070
Pfeiffer Vacuum Technology AG	139	11,405
Pfleiderer AG *	325	3,920
PGT, Inc. *	400	1,148
PHI, Inc. *	400	8,112
Plexus Corp. *	700	18,438
Polnord SA *	395	5,110
Polypore International, Inc. *	800	10,328
Powell Industries, Inc. *	100	3,839
Precision Castparts Corp.	1,200	122,244
Premier Farnell PLC	4,968	11,803
Pretoria Portland Cement Company, Ltd.	4,312	19,510
Promotora y Operadora de Infraestructura
SAB de CV *	700	1,285
Prysmian SpA	1,094	20,563
Punj Lloyd, Ltd.	1,401	7,789
Raven Industries, Inc.	300	8,019
Raytheon Company	4,400	211,068
RBC Bearings, Inc. *	300	6,999
Regal-Beloit Corp.	600	27,426
Republic Services, Inc.	3,505	93,128
Rexam PLC	7,165	29,890
Rexel SA *	2,039	29,376
Rheinmetall AG	265	15,707
RHI AG *	89	2,547
Rieter Holding AG *	46	10,430
Rinnai Corp.	300	14,109
Robbins & Myers, Inc.	800	18,784
Rockwell Automation, Inc.	1,800	76,680

The accompanying notes are an integral part of the financial statements.
114

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Rockwell Collins, Inc.	1,665	$84,582
Rockwool International AS, B Shares	100	8,985
Rofin-Sinar Technologies, Inc. *	600	13,776
Rogers Corp. *	300	8,991
ROK PLC	454	392
Rolls-Royce Group PLC *	12,848	96,731
Roper Industries, Inc.	1,600	81,568
Rotork PLC	289	5,226
RPC Group PLC	2,984	11,731
Ryder Systems, Inc.	800	31,248
Ryobi, Ltd.	1,000	3,157
Ryosan Company, Ltd.	600	15,451
Sa des Ciments Vicat	137	10,492
Sacyr Vallehermoso SA	1,463	27,765
Safran SA	2,431	45,554
Saft Groupe SA	297	16,578
Sagami Railway Company, Ltd.	3,000	13,205
Samsung Digital Imaging Company, Ltd. *	55	2,299
Samsung Electro-Mechanics Company, Ltd.	601	51,576
Samsung Engineering Company, Ltd.	321	28,290
Samsung Heavy Industries Company, Ltd.	810	17,543
Samsung SDI Company, Ltd.	359	45,203
Sandvik AB	3,835	42,444
Sankyu, Inc.	3,000	12,861
Sanwa Shutter Corp.	2,000	6,856
Sanyo Electric Company, Ltd. * (a)	5,000	11,749
Sauer-Danfoss, Inc.	300	2,301
Schindler Holding AG	174	12,263
Schneider Electric SA	1,575	159,778
Schweiter Technologies AG	25	12,461
Sealed Air Corp.	2,800	54,964
Secom Company, Ltd.	900	45,107
Seino Transportation Company, Ltd.	2,000	17,227
Semapa-Sociedade de Investimento &
Gestao, SGPS SA	1,179	13,368
SembCorp Industries, Ltd.	7,000	16,721
SembCorp Marine, Ltd.	4,000	8,951
Semen Gresik Persero Tbk PT	11,500	7,467
Senior PLC	2,247	2,217
Senko Company, Ltd.	1,000	4,158
Severfield Rowen PLC	2,280	6,511
Shanghai Electric Group Company, Ltd.	26,000	12,451
Shanks Group PLC	2,270	3,599
Sharp Corp.	5,000	55,150
Shaw Group, Inc. *	1,435	46,049
Shimizu Corp.	3,000	11,726
Shin-Keisei Electric Railway Company, Ltd.	2,000	7,830
Siam Cement PCL, NVDR	2,900	19,261
Siam City Cement PCL	1,700	11,958
Siemens AG, SADR	2,900	269,584
Siemens India, Ltd.	1,760	20,375
SIG PLC	6,281	13,875
Sika AG	29	39,202
Silgan Holdings, Inc.	600	31,638
Simpson Manufacturing Company, Inc.	1,000	25,260
Sims Group, Ltd.	1,312	26,203

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Sincere Navigation Corp.	7,000	$7,833
Singapore Airport Terminal Services, Ltd.	2,920	4,662
Singapore Post, Ltd.	21,000	13,768
Singapore Technologies Engineering, Ltd.	5,000	9,723
Sinotrans, Ltd., Class H	11,000	2,565
Sjaelso Gruppen A/S *	150	482
Skanska AB, Series B	2,913	42,712
SKF AB, B Shares	2,501	39,335
SKF AB	326	5,125
SMC Corp.	200	24,464
Smit Internationale NV	199	15,388
Smith & Wesson Holding Corp. * (a)	2,400	12,552
Smiths Group PLC	3,560	50,588
SMK Corp.	1,000	6,407
SMRT Corp., Ltd.	9,000	10,727
Snap-on, Inc.	900	31,284
SNC-Lavalin Group, Inc.	1,200	54,191
Solon AG Fuer Solartechnik AG * (a)	197	2,652
Somfy SA	66	14,159
Sonae Industria, SGPS SA *	2,576	9,541
Songa Offshore SE *	400	1,908
Sonoco Products Company	1,700	46,818
Sony Corp.	3,200	93,598
Spectris PLC	1,738	19,645
Spirax-Sarco Engineering PLC	456	7,619
Spirit Aerosystems Holdings, Inc., Class A *	1,400	25,284
SPX Corp.	800	49,016
Stagecoach Group PLC	2,732	7,110
Stanley Electric Corp.	600	12,069
Stanley Works	900	38,421
Stanley, Inc. *	200	5,144
Star Micronics Company, Ltd.	1,000	9,241
Stella-Jones, Inc.	200	4,054
Stericycle, Inc. *	500	24,225
Sterling Construction Company, Inc. *	300	5,373
Sterlite Industries India, Ltd.	700	11,179
Sterlite Industries India, Ltd.	803	12,853
Stoneridge, Inc. *	200	1,416
Strabag SE	782	25,352
Sturm Ruger & Company, Inc.	700	9,058
STX Engine Company, Ltd.	440	7,968
STX Pan Ocean Company, Ltd.	870	7,969
STX Shipbuilding Company, Ltd.	430	5,290
Sulzer AG	175	15,126
Sumitomo Electric Industries, Ltd.	3,900	50,591
Sumitomo Heavy Industries, Ltd.	8,000	38,628
Sumitomo Osaka Cement Company, Ltd.	7,000	13,167
Sun Hydraulics, Inc.	400	8,424
Super Group, Ltd. *	24,950	2,840
Suzlon Energy, Ltd. *	941	1,778
Swisslog Holding AG	10,748	9,747
Synnex Technology International Corp.	5,500	11,723
Ta Ann Holdings BHD	5,300	6,615
Taihan Electric Wire Company, Ltd.	260	4,895
TAIHEIYO CEMENT Corp.	11,000	14,635
Taikisha, Ltd.	600	8,028

The accompanying notes are an integral part of the financial statements.
115

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Taisei Corp.	9,000	$17,734
Taiwan Cement Corp.	17,080	19,089
Taiwan Glass Industrial Corp.	14,832	11,735
Taiwan Navigation Company, Ltd.	4,000	5,960
Taiyo Yuden Company, Ltd.	2,000	23,386
Takara Standard Company, Ltd.	1,000	6,015
Takasago Thermal Engineering Company, Ltd.	1,000	8,636
TAL International Group, Inc.	700	9,954
Taser International, Inc. *	400	1,888
TCC International Holdings, Ltd. *	10,000	4,506
Techtronic Industries Company, Ltd.	11,000	9,090
Tecnicas Reunidas SA	148	8,085
Tecumseh Products Company, Class A *	100	1,133
Teledyne Technologies, Inc. *	500	17,995
Teleflex, Inc.	800	38,648
Tenaris SA	697	12,417
Tennant Company	100	2,906
Terex Corp. *	1,500	31,095
Texas Industries, Inc.	600	25,194
Textainer Group Holdings, Ltd.	1,000	16,010
Textron, Inc.	600	11,388
Thales SA	491	24,368
The Japan Steel Works, Ltd.	2,000	22,829
Thermo Fisher Scientific, Inc. *	5,711	249,399
THK Company, Ltd.	1,200	23,306
Timken Company	1,700	39,831
Titan Cement Company SA	796	27,596
TKH Group NV	165	2,754
TNT Post Group NV	3,397	91,326
Tobu Railway Company, Ltd.	6,000	36,652
Toda Corp.	3,000	10,529
Tognum AG	1,002	17,138
Toho Zinc Company, Ltd.	1,000	4,749
Tokyo Energy & Systems, Inc.	1,000	8,136
Tokyo Seimitsu Company, Ltd.	200	2,671
Tokyu Corp.	5,000	23,898
Toll Holdings, Ltd.	5,141	38,489
Tomkins PLC, SADR	3,100	37,169
Tomra Systems ASA	800	3,747
Torm A/S	300	3,150
Toromont Industries, Ltd.	500	10,741
Toshiba Corp.	13,000	67,617
Toshiba Machine Company, Ltd.	3,000	10,995
Toyo Engineering Corp.	1,000	3,381
Toyo Seikan Kaisha, Ltd.	1,700	32,551
TransDigm Group, Inc. *	900	44,829
Transfield Services, Ltd.	6,542	24,491
Transpacific Industries Group, Ltd. *	1,546	2,073
Transport International Holdings, Ltd.	2,800	8,009
Travis Perkins PLC	851	11,359
Trelleborg AB, Series B *	4,814	27,891
Trencor, Ltd.	1,264	3,618
TriMas Corp. *	1,500	7,650
Trinity Industries, Inc.	1,000	17,190
Triumph Group, Inc.	400	19,196
Tsubakimoto Chain Company, Ltd.	1,000	4,047

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Tsurumi Manufacturing Company, Ltd.	1,000	$7,498
TTM Technologies, Inc. *	1,700	19,499
Tutor Perini Corp. * (a)	700	14,910
Tyco Electronics, Ltd. *	2,000	44,560
Ultra Electronics Holdings PLC	805	17,233
Ultralife Batteries, Inc. *	1,000	6,060
ULVAC, Inc.	300	7,852
U-Ming Marine Transport Corp.	4,000	6,717
Union Pacific Corp.	6,900	402,615
United Group, Ltd.	1,825	23,832
United Parcel Service, Inc., Class B	3,300	186,351
United Technologies Corp.	8,100	493,533
United Tractors Tbk PT	10,750	17,343
Universal Cement Corp. *	15,000	7,449
Universal Display Corp. *	200	2,388
Universal Forest Products, Inc.	300	11,838
Universal Truckload Services, Inc. *	100	1,651
URS Corp. *	1,500	65,475
USA Truck, Inc. *	200	2,540
USG Corp. *	1,400	24,052
Ushio, Inc.	1,400	24,239
UTI Worldwide, Inc.	1,600	23,168
Vacon Oyj	243	9,072
Vaisala Oyj, Series A	274	9,979
Vallourec SA	473	80,223
Valmont Industries, Inc.	400	34,072
Varian, Inc. *	300	15,318
Veidekke ASA	501	3,759
Venture Corp., Ltd.	2,000	12,710
Vestas Wind Systems AS *	954	69,301
Vianini Lavori SpA	357	2,551
Vicor Corp. *	200	1,544
Vidrala SA	495	12,785
Vinci SA	1,530	86,713
Vishay Intertechnology, Inc. *	3,500	27,650
Viterra, Inc. * (a)	4,100	40,899
Viterra, Inc. *	972	9,475
Volvo AB, Series A	1,581	14,186
Volvo AB, Series B	4,814	44,645
Vossloh AG	56	6,351
VSE Corp.	100	3,901
VT Group PLC	1,984	17,883
Vulcan Materials Company (a)	1,600	86,512
W.H. Brady Company, Class A	700	20,104
W.W. Grainger, Inc.	900	80,424
Wabtec Corp.	800	30,024
Wacker Construction Equipment AG	190	2,317
Walsin Lihwa Corp. *	39,000	13,367
Wan Hai Lines, Ltd. *	8,400	4,454
Wartsila Oyj Corp. (a)	1,104	44,327
Waste Connections, Inc. *	1,300	37,518
Waste Management, Inc.	5,465	162,966
Waste Services, Inc. *	400	1,848
Waters Corp. *	1,000	55,860
Watts Water Technologies, Inc., Class A	800	24,200
Wavin NV	1,265	2,758

The accompanying notes are an integral part of the financial statements.
116

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Weg SA	2,400	$22,867
Weir Group PLC	2,679	29,060
Werner Enterprises, Inc.	1,200	22,356
Wesfarmers, Ltd.	4,898	114,054
West Japan Railway Company, Ltd.	9	34,057
Wienerberger Baustoffindustrie AG *	1,142	23,599
WMH Walter Meier AG, Series A	28	2,428
Woodward Governor Company	1,100	26,686
Woongjin Coway Company, Ltd.	680	21,814
WorleyParsons, Ltd.	1,194	31,240
Worthington Industries, Inc.	1,400	19,460
Yageo Corp.	39,000	10,887
Yamatake Corp.	600	13,452
Yamato Transport Company, Ltd.	3,000	48,957
Yang Ming Marine Transport Corp.	16,499	6,467
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	9,526
YASKAWA Electric Corp.	3,000	21,489
YIT Oyj	616	11,715
Yokogawa Bridge Corp.	1,000	8,029
Yokogawa Electric Corp.	1,800	15,812
Young Fast Optoelectronics Company, Ltd.	1,000	13,788
YTL Corp. BHD	6,732	13,881
Zardoya Otis SA	1,105	23,990
Zebra Technologies Corp., Class A *	900	23,337
Zehnder Group AG	10	11,398
Zodiac SA	501	19,889
Zumtobel AG *	627	11,451

		26,253,698
Investment Companies - 0.00%
Teton Advisors, Inc. * (k)	1	0
Technology - 6.60%
3D Systems Corp. *	200	1,846
3PAR, Inc. *	1,000	11,030
Absolute Software Corp. *	200	1,065
Accenture PLC *	5,200	193,804
Acer Sertek, Inc.	20,275	51,739
ACI Worldwide, Inc. *	100	1,513
Actel Corp. *	900	10,953
Activision Blizzard, Inc. *	14,400	178,416
Actuate Corp. *	1,000	5,780
Acxiom Corp. *	1,700	16,082
Adobe Systems, Inc. *	4,559	150,629
Advanced Analogic Technologies, Inc. *	1,700	6,749
Advanced Micro Devices, Inc. *	8,500	48,110
Advanced Semiconductor Engineering, Inc.	30,289	24,952
Advantech Company, Ltd.	6,030	11,249
Advent Software, Inc. *	400	16,100
Affiliated Computer Services, Inc., Class A *	1,600	86,672
Agilent Technologies, Inc. *	4,400	122,452
Aixtron AG	2,020	55,056
Allscripts-Misys Healthcare Solutions, Inc. *	2,600	52,702
Alten SA *	466	12,546
Altera Corp.	3,100	63,581
American Reprographics Company *	900	8,568
Amkor Technology, Inc. *	2,800	19,264

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Analog Devices, Inc.	1,520	$41,922
ANSYS, Inc. *	1,500	56,205
Apple, Inc. *	7,600	1,408,812
Applied Materials, Inc.	14,700	196,980
Applied Micro Circuits Corp. *	2,100	20,979
ArcSight, Inc. *	500	12,035
Arm Holdings PLC, ADR	4,100	28,700
ASM International NV *	1,150	21,188
ASM Pacific Technology, Ltd.	1,800	12,689
ASML Holding NV	2,617	77,173
Atmel Corp. *	7,200	30,168
ATMI, Inc. *	400	7,260
Atos Origin SA *	1,145	57,884
Autodesk, Inc. *	2,400	57,120
Automatic Data Processing, Inc.	4,265	167,614
Autonomy Corp. PLC *	1,864	48,638
Aveva Group PLC	375	5,507
Avid Technology, Inc. *	400	5,636
Blackbaud, Inc.	700	16,240
Blackboard, Inc. *	400	15,112
BMC Software, Inc. *	1,900	71,307
Broadcom Corp., Class A *	3,600	110,484
Brocade Communications Systems, Inc. *	7,000	55,020
Brooks Automation, Inc. *	500	3,865
CA, Inc.	5,700	125,343
Cabot Microelectronics Corp. *	500	17,430
CACI International, Inc., Class A *	500	23,635
Cadence Design Systems, Inc. *	4,500	33,030
CANON, Inc., ADR	4,600	183,954
Cap Gemini SA	1,092	57,265
Capcom Company, Ltd.	300	5,872
Cavium Networks, Inc. *	500	10,735
Cerner Corp. * (a)	1,000	74,800
CGI Group, Inc. *	2,300	26,939
Chartered Semiconductor Manufacturing, Ltd. *	2,590	4,757
Chicony Electronics Company, Ltd.	5,246	11,834
Cirrus Logic, Inc. *	500	2,780
Citrix Systems, Inc. *	2,300	90,229
CMC Magnetics Corp. *	50,000	12,887
Cogent, Inc. *	1,000	10,100
Cognizant Technology Solutions Corp.,
Class A *	2,500	96,650
Cohu, Inc.	700	9,492
Commvault Systems, Inc. *	600	12,450
Compal Electronics, Inc.	32,255	37,404
Computacenter PLC	4,615	23,626
Computer Programs & Systems, Inc.	200	8,282
Computer Sciences Corp. *	2,700	142,317
Computershare, Ltd.	3,023	29,666
Compuware Corp. *	3,636	26,652
COMSYS IT Partners, Inc. *	200	1,280
Concur Technologies, Inc. *	900	35,784
Cray, Inc. *	400	3,332
Cree, Inc. *	1,100	40,425
CSG Systems International, Inc. *	400	6,404
CSK Corp.	500	1,889

The accompanying notes are an integral part of the financial statements.
117

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
CSR PLC *	763	$5,725
Cypress Semiconductor Corp. *	2,700	27,891
Dassault Systemes SA	178	9,959
Dassault Systemes SA	491	27,414
Dell, Inc. *	16,500	251,790
DemandTec, Inc. *	400	3,532
Descartes Systems Group, Inc. *	600	3,306
Dicom Group PLC	695	1,744
Diebold, Inc.	1,000	32,930
Digi International, Inc. *	500	4,260
Dimension Data Holdings PLC	19,808	20,029
Diodes, Inc. *	200	3,618
DivX, Inc. *	600	3,276
Domino Printing Sciences PLC	631	2,937
Double-Take Software, Inc. *	100	1,019
DSP Group, Inc. *	300	2,442
DST Systems, Inc. *	800	35,840
Echelon Corp. * (a)	700	9,009
Eclipsys Corp. *	500	9,650
Elan Microelectronics Corp.	5,050	7,655
Electronic Arts, Inc. *	2,800	53,340
Electronics for Imaging, Inc. *	1,100	12,397
Elpida Memory, Inc. * (a)	800	10,341
EMC Corp. *	22,195	378,203
Emulex Corp. *	2,300	23,667
Entegris, Inc. *	500	2,475
Epicor Software Corp. *	1,500	9,555
EPIQ Systems, Inc. *	400	5,800
Epistar Corp.	6,000	21,576
Exact Holdings NV	78	2,046
Exar Corp. *	1,300	9,555
FactSet Research Systems, Inc.	500	33,120
Fair Isaac Corp.	1,000	21,490
Fairchild Semiconductor International, Inc. *	2,800	28,644
Falconstor Software, Inc. *	800	3,976
Fiserv, Inc. *	2,700	130,140
FormFactor, Inc. *	945	22,604
Foxconn Technology Company, Ltd.	5,928	16,824
Fuji Software ABC, Inc.	400	6,691
Fujitsu, Ltd.	7,000	45,337
Gemalto NV *	759	35,402
Geodesic, Ltd.	2,978	8,599
GFI Informatique SA	1,624	9,010
HCL Technologies, Ltd.	2,558	18,094
Hewlett-Packard Company	26,400	1,246,344
High Tech Computer Corp.	2,415	26,524
Hittite Microwave Corp. *	500	18,390
Hutchinson Technology, Inc. *	200	1,420
Hynix Semiconductor, Inc. *	4,210	70,742
IBA Health, Ltd.	15,278	11,238
I-Flex Solutions, Ltd. *	314	12,009
Igate Corp.	650	5,577
IHS, Inc., Class A *	700	35,791
Imation Corp.	600	5,562
Immersion Corp. *	300	1,284
IMS Health, Inc.	1,600	24,560

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Indra Sistemas SA	937	$23,369
Industrial & Financial Systems AB	1,400	12,613
Infineon Technologies AG, ADR *	1,444	8,086
Infineon Technologies AG *	11,647	65,734
infoGROUP, Inc. *	1,400	9,814
Infosys Technologies, Ltd., ADR	1,700	82,433
Infosys Technologies, Ltd.	338	16,180
Ingenico SA	460	12,801
Innerworkings, Inc. *	1,000	4,940
InnoLux Display Corp.	19,055	24,221
Integrated Device Technology, Inc. *	2,400	16,224
Intel Corp.	48,200	943,274
International Business Machines Corp.	11,200	1,339,632
International Rectifier Corp. *	1,500	29,235
Intersil Corp., Class A	2,400	36,744
Intuit, Inc. *	1,500	42,750
Inventec Company, Ltd.	19,635	11,363
IPG Photonics Corp. *	300	4,560
Isilon Systems, Inc. *	800	4,880
Itochu Techno-Science Corp.	400	12,283
IXYS Corp. *	300	2,553
Jack Henry & Associates, Inc.	1,200	28,164
JDA Software Group, Inc. *	400	8,776
Kingsoft Corp., Ltd.	12,000	11,215
KLA-Tencor Corp.	2,200	78,892
Konami Corp.	600	12,158
Kontron AG	927	11,369
Kopin Corp. *	1,600	7,680
Kulicke & Soffa Industries, Inc. *	2,200	13,266
L-3 Communications Holdings, Inc.	1,200	96,384
Lam Research Corp. *	1,600	54,656
Lawson Software, Inc. *	2,900	18,096
Lenovo Group, Ltd.	68,000	30,095
Lexmark International, Inc. *	765	16,478
Limelight Networks, Inc. *	2,800	11,368
Linear Technology Corp. (a)	2,359	65,179
Lite-On Technology Corp.	22,155	29,072
Logica PLC	14,174	29,503
Logitech International SA *	2,244	41,057
LSI Logic Corp. *	11,083	60,846
Macronix International Company, Ltd.	27,269	15,020
Manhattan Associates, Inc. *	400	8,080
ManTech International Corp. *	300	14,148
Mastech Holdings, Inc. *	13	60
Maxim Integrated Products, Inc.	5,300	96,142
Maxwell Technologies, Inc. *	400	7,372
MedAssets, Inc. *	500	11,285
MediaTek, Inc.	4,018	67,024
MEMC Electronic Materials, Inc. *	2,874	47,795
Mentor Graphics Corp. *	2,200	20,482
Mercury Computer Systems, Inc. *	500	4,930
Micrel, Inc.	1,100	8,965
Microchip Technology, Inc. (a)	1,900	50,350
Micron Technology, Inc. *	15,400	126,280
Micronas Semiconductor Holding AG *	1,672	7,138
MICROS Systems, Inc. *	1,300	39,247

The accompanying notes are an integral part of the financial statements.
118

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Microsemi Corp. *	900	$14,211
Microsoft Corp.	68,208	1,765,905
MicroStrategy, Inc., Class A *	100	7,154
MIPS Technologies, Inc., Class A *	500	1,885
Misys PLC *	6,400	21,179
Mitac International	14,559	6,357
Monolithic Power Systems, Inc. *	600	14,070
Moser Baer India, Ltd.	3,670	7,406
Mphasis, Ltd.	1,558	21,589
MSC Software Corp. *	300	2,523
MSCI, Inc. *	1,700	50,354
MTS Systems Corp.	200	5,842
Nanya Technology Corp. *	21,820	13,843
National Semiconductor Corp.	2,400	34,248
NCR Corp. *	2,200	30,404
Neopost SA	261	23,433
Net One Systems Company, Ltd.	3	4,491
NetApp, Inc. *	3,500	93,380
Netezza Corp. *	700	7,868
NETGEAR, Inc. *	1,100	20,185
Netlogic Microsystems, Inc. *	400	18,000
Netscout Systems, Inc. *	600	8,106
NetSuite, Inc. *	700	10,710
Nihon Unisys, Ltd.	1,200	10,820
Nomura Research Institute, Ltd.	600	14,263
Novell, Inc. *	5,700	25,707
Novellus Systems, Inc. *	1,800	37,764
Nuance Communications, Inc. *	4,600	68,816
NVIDIA Corp. *	7,000	105,210
OBIC Company, Ltd.	70	11,864
Oce NV	2,299	14,922
Omnicell, Inc. *	200	2,228
Omniture, Inc. *	1,300	27,872
OmniVision Technologies, Inc. *	1,500	24,420
ON Semiconductor Corp. *	4,400	36,300
Open Text Corp. *	600	22,478
Opnet Technologies, Inc.	700	7,651
Oracle Corp. - Japan	300	13,319
Oracle Corp.	42,254	880,573
Palm, Inc. * (a)	2,500	43,575
Panasonic Electric Works Information
systems Company, Ltd. *	300	7,929
PAR Technology Corp. *	300	1,914
Parametric Technology Corp. *	1,800	24,876
Pegasystems, Inc.	500	17,265
Pericom Semiconductor Corp. *	1,400	13,734
Perot Systems Corp., Class A *	1,900	56,430
Phase Forward, Inc. *	400	5,616
Pitney Bowes, Inc.	2,200	54,670
PLX Technology, Inc. *	1,600	5,392
PMC-Sierra, Inc. *	3,400	32,504
Power Integrations, Inc.	400	13,332
Progress Software Corp. *	500	11,325
PROS Holdings, Inc. *	700	5,894
Psion PLC	5,211	9,161
QLogic Corp. *	2,000	34,400

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Quality Systems, Inc. (a)	600	$36,942
Quanta Computer, Inc.	8,080	16,976
Quest Software, Inc. *	1,900	32,015
Radiant Systems, Inc. *	1,300	13,962
RadiSys Corp. *	200	1,738
Rambus, Inc. * (a)	1,700	29,580
Realtek Semiconductor Corp.	4,040	9,428
Red Hat, Inc. *	1,985	54,865
Redflex Holdings, Ltd.	4,606	9,577
Renaissance Learning, Inc.	300	2,982
Research In Motion, Ltd. *	2,200	148,728
Richardson Electronics, Ltd.	300	1,530
Ricoh Company, Ltd.	3,000	43,263
Rimage Corp. *	200	3,418
Ritek Corp. *	42,000	11,146
Riverbed Technology, Inc. * (a)	1,100	24,156
RM PLC	1,719	4,313
Rohm Company, Ltd.	500	34,778
Rovi Corp. *	1,900	63,840
Royalblue Group PLC	652	12,225
Rubicon Technology, Inc. *	1,000	14,840
Salesforce.com, Inc. *	1,300	74,009
Samsung Electronics Company, Ltd.	578	398,516
Samsung Techwin Company, Ltd.	124	9,791
SanDisk Corp. *	4,100	88,970
Sandvine Corp. *	7,000	8,500
Sanken Electric Company, Ltd.	1,000	3,413
SAP AG, SADR (a)	2,700	131,949
Satyam Computer Services, Ltd.	3,019	7,457
Schawk, Inc., Class A	200	2,334
Seachange International, Inc. *	300	2,250
Seagate Technology	6,300	95,823
Seiko Epson Corp.	1,200	17,913
Semiconductor Manufacturing
International Corp. *	265,000	12,460
Semitool, Inc. *	1,600	13,520
Semtech Corp. *	800	13,608
Shinko Electric Industries Company, Ltd.	800	14,078
Sigma Designs, Inc. *	900	13,077
Silicon Graphics International Corp. *	1,000	6,710
Silicon Image, Inc. *	400	972
Silicon Laboratories, Inc. *	900	41,724
Silicon-On-Insulator Technologies SA *	1,651	23,152
Siliconware Precision Industries Company	2,812	20,190
SimCorp A/S	51	10,492
Skyworks Solutions, Inc. *	3,000	39,720
Smith Micro Software, Inc. *	300	3,708
Softbank SA	630	13,624
Software AG	261	22,142
Solera Holdings, Inc.	1,200	37,332
SPSS, Inc. *	200	9,990
Square Enix Company, Ltd.	400	10,832
SRA International, Inc., Class A *	1,000	21,590
Standard Microsystems Corp. *	300	6,963
STEC, Inc. * (a)	700	20,573
STMicroelectronics NV	5,800	54,817

The accompanying notes are an integral part of the financial statements.
119

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Stratasys, Inc. *	200	$3,432
Sumco Corp.	900	20,304
Super Micro Computer, Inc. *	700	5,922
Supertex, Inc. *	100	3,000
SXC Health Solutions Corp. *	200	9,359
Sybase, Inc. *	1,100	42,790
Sykes Enterprises, Inc. *	1,000	20,820
Synaptics, Inc. * (a)	700	17,640
Synchronoss Technologies, Inc. *	500	6,235
SYNNEX Corp. *	900	27,432
Synopsys, Inc. *	2,500	56,050
Syntel, Inc.	700	33,411
Taiwan Semiconductor
Manufacturing Company, Ltd.	91,530	183,754
Take-Two Interactive Software, Inc. *	1,019	11,423
Taleo Corp. *	800	18,112
Tanla Solutions, Ltd.	2,423	3,612
Tata Consultancy Services, Ltd.	2,054	26,324
TDK Corp.	1,500	86,025
Tech Mahindra, Ltd.	1,669	32,465
Techwell, Inc. *	800	8,784
Temenos Group AG *	170	3,995
Teradata Corp. *	1,800	49,536
Teradyne, Inc. *	2,400	22,200
Tessera Technologies, Inc. *	1,000	27,890
Texas Instruments, Inc.	10,300	244,007
The Sage Group PLC	10,352	38,639
Thomas & Betts Corp. *	1,000	30,080
THQ, Inc. *	1,200	8,208
TietoEnator Oyj	537	10,706
Tokyo Electron, Ltd.	700	44,246
Total Systems Services, Inc.	2,500	40,275
Totvs SA	100	4,911
TPV Technology, Ltd.	10,000	6,195
Trimble Navigation, Ltd. *	1,900	45,429
Triquint Semiconductor, Inc. *	4,300	33,196
Tyler Technologies, Inc. *	500	8,545
UbiSoft Entertainment SA *	662	12,575
Ultimate Software Group, Inc. *	100	2,872
Ultratech, Inc. *	600	7,938
Unaxis Holding AG *	26	2,126
Unica Corp. *	1,100	8,382
Unisem (M) Berhad	14,500	6,558
Unisys Corp. *	5,000	13,350
United Microelectronics Corp. *	97,620	47,574
Varian Semiconductor Equipment Associates,
Inc. *	1,200	39,408
Veeco Instruments, Inc. *	400	9,328
VeriFone Holdings, Inc. *	1,000	15,890
Virage Logic Corp. *	1,300	6,773
Virtusa Corp. *	600	5,694
VMware, Inc., Class A *	800	32,136
Volterra Semiconductor Corp. *	300	5,511
Western Digital Corp. *	3,900	142,467
Wi-LAN, Inc. *	1,000	1,961
Winbond Electronics Corp. *	64,000	12,889
Wincor Nixdorf AG	298	19,184

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Wipro, Ltd., ADR	1,000	$17,950
Wistron Corp.	12,403	23,078
Xerox Corp.	15,700	121,518
Xilinx, Inc.	3,500	81,970
Zoran Corp. *	700	8,064
Zuken, Inc.	900	6,961

		19,066,230
Utilities - 2.32%
A2A SpA	19,530	38,441
Acea SpA	1,055	13,822
Acegas-APS SpA	800	5,265
AES Corp. *	9,300	137,826
AES Tiete SA	900	9,474
AGL Energy, Ltd.	2,090	25,189
AGL Resources, Inc.	1,300	45,851
Allegheny Energy, Inc.	956	25,353
Allete, Inc.	600	20,142
Alliant Energy Corp.	500	13,925
Ameren Corp.	900	22,752
American Electric Power Company, Inc.	1,942	60,183
American States Water Company	200	7,236
Aqua America, Inc.	584	10,302
Atmos Energy Corp. (a)	1,300	36,634
Avista Corp.	700	14,154
Babcock & Brown Infrastructure Group *	9,001	518
Beijing Datang Power Generation
Company, Ltd., Class H	26,000	13,503
Black Hills Corp.	300	7,551
Boralex, Inc., Class A *	200	1,681
California Water Service Group	200	7,788
Calpine Corp. *	7,700	88,704
Canadian Utilities, Ltd.	600	21,234
CenterPoint Energy, Inc.	3,100	38,533
Centrais Eletricas Brasileiras SA, ADR, Class
B *	700	9,764
Centrais Eletricas Brasileiras SA *	1,200	18,695
Central Vermont Public Service Corp.	100	1,930
Centralschweizerische Kraftwerke AG	13	4,512
Centrica PLC	25,023	100,681
CEZ AS	757	40,359
CH Energy Group, Inc.	200	8,862
Chesapeake Utilities Corp.	100	3,099
China Resource Power Holdings, Ltd.	14,000	32,273
Chubu Electric Power Company, Inc.	2,900	70,366
Chugoku Electric Power Company, Inc.	1,300	28,580
Cia Energetica de Minas Gerais, ADR (a)	2,250	34,200
Cia Energetica de Minas Gerais	750	9,250
Cia General de Electricidad	1,916	11,902
Cia Paranaense de Energia	300	5,289
Cleco Corp.	1,000	25,080
CLP Holdings, Ltd.	9,500	64,639
Colbun SA	49,226	11,905
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	400	15,172
Companhia de Saneamento de Minas Gerais *	200	3,424
Connecticut Water Service, Inc.	400	8,956

The accompanying notes are an integral part of the financial statements.
120

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
Consolidated Edison, Inc.	1,900	$77,786
Constellation Energy Group, Inc.	2,100	67,977
CPFL Energia SA	600	10,817
Dominion Resources, Inc.	3,000	103,500
DPL, Inc.	1,200	31,320
Drax Group PLC	2,951	22,237
DTE Energy Company	1,000	35,140
Duet Group	8,259	12,314
Dynegy, Inc., Class A *	1,400	3,570
E.ON AG	7,293	309,683
Edison International	1,700	57,086
El Paso Electric Company *	500	8,835
Electric Power Development Company, Ltd.	900	28,493
Electricidade de Portugal SA	10,716	49,104
Electricite de France	672	39,939
Elia System Operator SA/NV	221	8,934
Empire District Electric Company	500	9,045
Empresa Nacional de Electricidad SA, ADR	500	23,435
Enagas	1,409	29,469
Enel SpA	25,513	162,022
Energen Corp.	800	34,480
EnerNOC, Inc. *	200	6,632
Enersis SA, SADR	1,400	25,830
Envestra, Ltd.	2,480	1,254
Exelon Corp.	4,028	199,869
FirstEnergy Corp.	1,300	59,436
Fortis, Inc.	1,500	34,997
Fortum Corp. Oyj	2,649	68,006
FPL Group, Inc.	3,100	171,213
GAIL India, Ltd.	850	6,337
Gas Natural SDG SA	1,500	33,174
GDF Suez	3,467	155,009
Great Plains Energy, Inc.	1,700	30,515
Hawaiian Electric Industries, Inc. (a)	1,300	23,556
Hera SpA	6,946	16,916
Hokkaido Electric Power Company, Inc.	900	18,722
Hokuriku Electric Power Company	900	22,887
Hong Kong & China Gas Company, Ltd.	16,400	41,386
Hong Kong Electric Holdings, Ltd.	5,500	30,173
Huaneng Power International, Inc.	500	13,320
Iberdrola Renovables SA	7,578	37,319
Iberdrola SA	11,550	113,517
IDACORP, Inc.	700	20,153
Integrys Energy Group, Inc.	1,000	35,890
International Power PLC	12,509	57,849
Iride SpA	1,525	2,990
ITC Holdings Corp.	900	40,905
Kansai Electric Power Company, Ltd.	3,000	72,493
Korea Electric Power Corp., ADR *	2,200	33,528
Korea Gas Corp.	342	15,431
Kyushu Electric Power Company, Inc.	1,400	31,681
Light SA	1,700	23,702
Maxim Power Corp. *	100	294
MDU Resources Group, Inc.	1,900	39,615
MGE Energy, Inc.	300	10,944
Middlesex Water Company	200	3,016

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
Mirant Corp. *	3,100	$50,933
MVV Energie AG	284	12,813
National Grid PLC, SADR	2,400	117,000
New Jersey Resources Corp. (a)	600	21,786
Nicor, Inc.	500	18,295
NiSource, Inc.	2,900	40,281
Northeast Utilities	1,900	45,106
Northumbrian Water Group PLC	4,981	19,630
Northwest Natural Gas Company	400	16,664
NorthWestern Corp.	600	14,658
NRG Energy, Inc. *	1,000	28,190
NSTAR	800	25,456
NV Energy, Inc.	3,500	40,565
Oesterreichische Elektrizitaets AG, Class A	185	9,370
OGE Energy Corp.	900	29,772
ONEOK, Inc.	1,100	40,282
Ormat Technologies, Inc.	800	32,656
Osaka Gas Company, Ltd.	9,000	31,563
Otter Tail Corp.	600	14,358
Pennichuck Corp.	400	8,704
Pennon Group PLC	3,652	27,764
Pepco Holdings, Inc.	900	13,392
Perusahaan Gas Negara Tbk PT	35,000	13,216
Petronet LNG, Ltd.	6,790	11,078
PG&E Corp.	2,565	103,857
Piedmont Natural Gas, Inc.	900	21,546
Pike Electric Corp. *	500	5,990
Pinnacle West Capital Corp.	1,100	36,102
PNM Resources, Inc.	1,200	14,016
Portland General Electric Company	1,100	21,692
PPL Corp.	2,465	74,788
Progress Energy, Inc.	2,100	82,026
Public Power Corp. SA *	1,759	39,307
Public Service Enterprise Group, Inc.	5,700	179,208
Ratchaburi Electricity Generating Holding PCL	7,600	8,530
Red Electrica De Espana	964	49,353
Redes Energeticas Nacionais SA	2,238	9,815
Reliance Infrastructure, Ltd.	986	24,852
Reliance Natural Resources, Ltd. *	6,513	11,846
Reliance Power, Ltd. *	3,825	13,343
Romande Energie Holding SA	8	16,590
RRI Energy, Inc. *	6,220	44,411
RWE AG	1,357	126,193
Saibu Gas Company, Ltd.	4,000	11,332
Sarawak Energy BHD	17,300	10,867
SCANA Corp.	800	27,920
Scottish & Southern Energy PLC	5,123	96,056
Sempra Energy	1,600	79,696
Severn Trent PLC	2,020	31,335
Shikoku Electric Power Company, Inc.	1,000	30,507
Shizuoka Gas Company, Ltd.	1,500	11,586
SJW Corp.	300	6,855
Snam Rete Gas SpA	6,994	34,043
South Jersey Industries, Inc.	300	10,590
Southern Company	3,765	119,238
Southwest Gas Corp.	600	15,348

The accompanying notes are an integral part of the financial statements.
121

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Southwest Water Company	200	$984
SP Ausnet	16,431	12,790
Suez Environnement SA	1,413	32,401
Tata Power Company, Ltd.	428	11,616
Teco Energy, Inc. (a)	3,200	45,056
Tenaga Nasional BHD	4,200	9,923
Terna Participacoes SA	800	17,950
Terna SpA	10,246	39,973
The Laclede Group, Inc.	200	6,432
The Tokyo Electric Power Company, Ltd.	5,100	133,755
Toho Gas Company, Ltd.	4,000	18,244
Tohoku Electric Power Company, Inc.	1,700	37,832
Tokyo Gas Company, Ltd.	10,000	41,492
Tractebel Energia SA	1,100	12,965
TransAlta Corp.	1,400	28,558
TrustPower, Ltd.	2,008	10,874
UGI Corp.	1,100	27,566
UIL Holding Corp.	400	10,556
Unisource Energy Corp.	500	15,375
United Utilities Group PLC	6,388	46,643
Vectren Corp.	1,400	32,256
Veolia Environnement SA	930	35,725
Veolia Environnement, ADR	900	34,641
Westar Energy, Inc.	1,600	31,216
WGL Holdings, Inc.	700	23,198
Wisconsin Energy Corp.	700	31,619
Xcel Energy, Inc.	3,375	64,935
Xinao Gas Holdings, Ltd., GDR	4,000	7,921
York Water Company	600	8,316
YTL Power International BHD	13,100	8,216

		6,690,142

TOTAL COMMON STOCKS (Cost $171,809,319)		$200,919,208

PREFERRED STOCKS - 0.17%

Basic Materials - 0.05%
Companhia de Ferro Ligas da Bahia (h)	300	2,201
Fertilizantes Fosfatados SA *	1,100	11,363
Klabin SA (h)	6,500	15,410
Suzano Papel e Celulose SA *	2,200	23,222
Usinas Siderurgicas de Minas Gerais SA,
Class A (h)	3,100	81,734

		133,930
Communications - 0.02%
Net Servicos de Comunicacao SA *	1,518	17,660
Tele Norte Leste Participacoes SA (h)	700	13,236
Telemar Norte Leste SA, Class A (h)	400	13,138
Universo Online SA (h)	500	2,371
Vivo Participacoes SA (h)	203	5,122

		51,527
Consumer, Cyclical - 0.03%
Lojas Americanas SA (h)	3,200	21,603
Porsche Automobil Holding SE (h)	589	46,334
Tam SA *	1,300	16,878

		84,815

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Consumer, Non-cyclical - 0.02%
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, Class A (h)	4	$113
Companhia de Bebidas das Americas, ADR (h)	600	49,356
Contax Participacoes SA (h)	100	4,514

		53,983
Financial - 0.03%
Itau Unibanco Holding SA (h)	4,869	98,117

Industrial - 0.00%
Confab Industrial SA (h)	673	2,101
Duratex SA (h)	900	14,250

		16,351
Utilities - 0.02%
Companhia de Gas de Sao Paulo, Class A (h)	11	209
Companhia de Transmissao de Energia
Eletrica Paulista (h)	200	5,617
Companhia Energetica de Sao Paulo, Class B *	1,400	17,227
Companhia Paranaense de Energia, Class B (h)	500	8,848
Eletropaulo Metropolitana SA, Class B (h)	800	16,369

		48,270

TOTAL PREFERRED STOCKS (Cost $361,243)		$486,993

WARRANTS - 0.00%

Energy - 0.00%
Beach Petroleum, Ltd.
(Expiration Date 06/30/2010, Strike
Price AUD 2.00) *	566	7
Financial - 0.00%
Mediobanca SpA
(Expiration Date 03/18/2011, Strike
Price: EUR 9.00) *	3,685	1,441
UBI Banca SCPA
(Expiration Date 06/30/2011, Strike
Price: EUR 12.30) *	7,953	947

		2,388

TOTAL WARRANTS (Cost $12)		$2,395

RIGHTS - 0.01%

Consumer, Cyclical - 0.00%
Amer Sports Oyj (Expiration Date 10/19/2009,
Strike Price EUR 3.30) *	882	2,254

Consumer, Non-cyclical - 0.00%
AWB, Ltd. (Expiration Date 10/21/2009,
Strike Price AUD 1.00) *	3,762	913

Diversified - 0.00%
IJM Corp. BHD (Expiration Date 10/16/2009,
Strike Price: MYR 0.25) *	1,708	0

Financial - 0.01%
BNP Paribas SA (Expiration Date 10/13/2009,
Strike Price: EUR 40.00) *	4,872	10,551
Deutsche Wohnen AG (Expiration Date
10/07/2009, Strike Price EUR 4.50) *	538	3,661
Fortis Group SA (Expiration Date 07/04/2014) *	2,414	0

The accompanying notes are an integral part of the financial statements.
122

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)

Financial (continued)
Swedbank AB (Expiration Date 10/06/2009,
Strike Price: SEK 39.00) * (a)	1,600	$3,156

		17,368
Technology - 0.00%
Redflex Holdings, Ltd. (Expiration Date
10/14/2009, Strike Price AUD 2.04) *	383	108

TOTAL RIGHTS (Cost $11,429)		$20,643

U.S. TREASURY OBLIGATIONS - 9.97%

U.S. Treasury Bonds - 5.48%
8.875% due 08/15/2017	$450,000	630,281
10.625% due 08/15/2015	5,200,000	7,459,561
11.25% due 02/15/2015	5,380,000	7,748,459

		15,838,301

U.S. Treasury Notes - 4.49%
2.00% due 11/30/2013	1,700,000	1,702,390
2.75% due 02/15/2019	600,000	572,578
4.25% due 08/15/2014 to 11/15/2014	6,100,000	6,667,407
4.50% due 04/30/2012	1,545,000	1,673,912
4.75% due 05/31/2012	2,150,000	2,346,355

		12,962,642

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,604,130)		$28,800,943

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.43%

Federal Farm Credit Bank - 3.58%
3.00% due 09/22/2014	500,000	505,612
4.875% due 12/16/2015	3,000,000	3,271,197
4.875% due 01/17/2017 (a)	3,000,000	3,255,375
5.125% due 08/25/2016	3,000,000	3,295,087

		10,327,271
Federal Home Loan Bank - 11.11%
2.625% due 05/20/2011	450,000	463,366
3.375% due 06/24/2011	465,000	484,938
3.625% due 07/01/2011 to 10/18/2013	2,170,000	2,281,456
4.50% due 11/15/2012	700,000	758,802
4.75% due 12/16/2016	3,000,000	3,270,188
4.875% due 11/18/2011 to 05/17/2017	2,790,000	3,041,997
5.00% due 11/17/2017	5,500,000	6,023,093
5.25% due 06/18/2014	1,130,000	1,263,285
5.375% due 08/19/2011 to 05/15/2019	5,900,000	6,604,179
5.50% due 08/13/2014	6,000,000	6,791,926
5.75% due 05/15/2012	1,000,000	1,110,957

		32,094,187
Federal Home Loan Mortgage Corp. - 1.42%
4.875% due 11/15/2013	650,000	715,945
2.50% due 04/23/2014	1,200,000	1,200,639
3.75% due 03/27/2019	600,000	600,803
5.125% due 07/15/2012	875,000	960,071
5.50% due 08/20/2012	550,000	609,930

		4,087,388
Federal National Mortgage
Association - 1.13%
2.50% due 05/15/2014	900,000	900,088

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
2.75% due 03/13/2014	$800,000	$812,353
4.875% due 05/18/2012	610,000	664,592
5.375% due 11/15/2011	820,000	893,872

		3,270,905
Tennessee Valley Authority - 2.19%
4.375% due 06/15/2015	3,000,000	3,194,922
5.50% due 07/18/2017	750,000	840,182
6.25% due 12/15/2017	1,986,000	2,297,109

		6,332,213

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $54,883,937)		$56,111,964

SECURITIES LENDING COLLATERAL - 4.57%

Securities Lending Collateral - 4.57%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	1,318,284	13,196,027

TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,196,900)		$13,196,027

REPURCHASE AGREEMENTS - 0.42%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$1,209,000 on 10/01/2009,
collateralized by $1,190,000
Federal Home Loan Bank, 4.50%
due 09/13/2019 (valued at
$1,237,600, including interest)	$1,209,000	$1,209,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,209,000)		$1,209,000

Total Investments (Disciplined Diversification Trust)
(Cost $270,075,970) - 104.13%		$300,747,173
Other assets and liabilities, net - (4.13)%		(11,915,524)

TOTAL NET ASSETS - 100.00%		$288,831,649

Emerging Markets Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.26%

Brazil - 8.34%
Acucar Guarani SA *	152,600	$505,623
Banco Alfa de Investimento SA *	35,300	165,182
Bematech SA	57,400	252,721
BM&F BOVESPA SA	2,279,200	16,801,960
BR Malls Participacoes SA *	109,300	1,289,439
Brascan Residential Properties SA	211,500	922,835
Braskem SA, SADR * (a)	140,643	1,770,695
Camargo Correa Desenvolvimento Imobiliario
SA	51,900	159,368
Cia Providencia Industria e Comercio SA	46,200	156,469

The accompanying notes are an integral part of the financial statements.
123

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR	11,800	$664,340
Cosan SA Industria e Comercio *	183,800	2,029,311
Cremer SA	54,900	399,137
Empresa Brasileira de Aeronautica SA, ADR *	248,049	5,690,244
Eternit SA	32,800	137,562
Even Construtora e Incorporadora SA	154,000	591,104
Ez Tec Empreendimentos e Participacoes SA	77,000	325,542
Fertilizantes Heringer SA *	2,300	15,579
Gafisa SA	181,400	2,731,854
Gerdau SA, SADR (a)	1,115,434	14,991,433
Gerdau SA	224,200	2,347,545
Grendene SA	194,700	917,670
Guararapes Confeccoes SA	12,300	287,435
Helbor Empreendimentos SA	31,100	176,601
IdeiasNet SA *	139,600	307,315
Iguatemi Empresa de Shopping Centers SA	48,000	753,217
Industrias Romi SA *	111,700	723,818
JBS SA	593,800	3,090,334
JHSF Participacoes SA	101,000	223,482
Kepler Weber SA *	608,400	103,026
Kroton Educacional SA	39,616	353,091
Log-in Logistica Intermodal SA	117,800	599,772
Magnesita Refratarios SA *	22,300	144,756
Magnesita Refratarios SA *	4,902	31,544
Marfrig Frigorificos e Comercio de Alimentos
SA *	128,900	1,225,991
Medial Saude SA *	61,500	376,651
Metalfrio Solutions SA *	26,400	146,783
MPX Energia SA	68,000	759,991
Multiplan Empreendimentos Imobiliarios SA	90,898	1,423,809
Obrascon Huarte Lain Brasil SA	46,500	666,685
Paranapanema SA *	210,000	853,466
Plascar Participacoes Industriais SA *	98,200	130,261
Porto Seguro SA *	79,500	807,744
Rodobens Negocios Imobiliarios SA	50,000	507,451
Rossi Residencial SA	286,200	2,302,072
Sao Carlos Empreendimentos e
Participacoes SA	27,805	254,257
Sao Martinho SA *	82,800	775,841
Sul America SA	70,500	1,511,794
Tegma Gestao Logistica	19,800	135,234
Trisul SA	27,100	69,601
Ultrapar Participacoes SA, ADR	66,484	2,670,662
Ultrapar Participacoes SA	5,380	216,858
Usinas Siderurgicas de Minas Gerais SA	168,900	4,319,744
Votorantim Celulose e Papel SA, SADR * (a)	109,698	1,800,144

		80,615,043
Chile - 2.85%
Banco de Credito e Inversiones	45,084	1,311,721
Cementos Bio-Bio SA	50,384	98,523
Cia General de Electricidad	19,916	123,717
Companhia de Consumidores de Gas de
Santiago SA	133,347	582,142
Companhia Sudamericana de Vapores SA *	867,889	688,312
Corpbanca SA, SADR	10,912	353,767

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chile (continued)
Corpbanca SA	48,500,000	$318,481
Cristalerias de Chile SA	66,213	770,829
Empresas CMPC SA	215,644	7,609,811
Empresas Copec SA	403,465	5,188,718
Enersis SA, SADR	447,410	8,254,715
Industrias Forestales SA	1,557,243	362,578
Madeco SA	10,044,300	661,398
Masisa SA	7,443,625	1,103,511
Vina San Pedro SA	19,029,176	141,918

		27,570,141
China - 2.42%
Angang New Steel Company, Ltd., Class H	1,318,000	2,464,708
Bank of China, Ltd.	1,101,000	575,953
Beijing Capital International Airport Company,
Ltd., Class H *	2,612,000	1,612,134
Chaoda Modern Agriculture Holdings, Ltd.	2,806,474	1,695,040
China CITIC Bank	5,169,000	3,406,210
China Construction Bank Corp.	868,000	690,705
China Huiyuan Juice Group, Ltd.	1,300,000	836,326
China Rare Earth Holdings, Ltd. - Hong Kong
Exchange	1,000,000	216,263
China Shipping Container Lines Company, Ltd. *	4,448,150	1,604,045
China Shipping Development Company, Ltd.,
Class H	920,000	1,144,039
Country Garden Holdings Company, Ltd.	4,281,000	1,537,511
Guangshen Railway Company, Ltd., SADR	35,688	715,544
Hunan Non Ferrous Metal Corp., Ltd. *	2,234,000	624,482
Industrial & Commercial Bank of China, Ltd.	802,000	600,017
KWG Property Holding, Ltd.	1,023,013	656,091
Maanshan Iron & Steel Company, Ltd. *	1,866,000	1,111,858
Qingling Motors Company, Ltd.	1,422,000	261,038
Semiconductor Manufacturing International
Corp., SADR *	140,377	339,712
Semiconductor Manufacturing
International Corp. *	15,570,000	732,077
Shanghai Forte Land Company	1,550,595	446,891
Shui On Land, Ltd.	2,819,850	1,608,240
Sinotrans, Ltd., Class H	2,019,000	470,837

		23,349,721
Czech Republic - 0.28%
Pegas Nonwovens SA	25,000	672,082
Unipetrol AS *	250,417	2,053,561

		2,725,643
Hong Kong - 7.67%
Amvig Holdings, Ltd.	494,000	203,450
Anton Oilfield Services Group	1,026,000	89,360
Baoye Group Company, Ltd.	376,000	277,694
Beijing Capital Land, Ltd.	1,272,000	458,886
Beijing Enterprises Holdings, Ltd.	522,500	2,738,885
Beijing North Star Company, Ltd.	866,000	296,989
Bosideng International Holdings, Ltd.	3,158,000	507,570
Brilliance China Automotive Holdings, Ltd. *	3,404,000	353,898
BYD Electronic International Company, Ltd. *	947,500	525,331
Catic Shenzhen Holdings, Ltd. *	122,000	32,034
China Aerospace International Holdings, Ltd. *	1,971,200	261,977

The accompanying notes are an integral part of the financial statements.
124

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
China Agri-Industries Holdings, Ltd.	2,031,000	$1,896,127
China Aoyuan Property Group, Ltd. *	1,136,000	189,395
China Everbright, Ltd.	998,000	2,253,197
China Grand Forestry Resources Group, Ltd. *	6,636,000	238,050
China Green Holdings, Ltd.	549,000	466,343
China Haidian Holdings, Ltd.	402,000	42,391
China Merchants Holdings International
Company, Ltd.	1,357,520	4,467,603
China Nickel Resources Holding Company,
Ltd.	10,000	1,812
China Pharmaceutical Group, Ltd.	1,356,000	753,979
China Properties Group, Ltd. *	724,000	216,637
China Resources Enterprises, Ltd.	1,582,000	4,573,602
China Travel International Investment
Hong Kong, Ltd.	4,356,000	860,893
China Unicom, Ltd., ADR (a)	69,012	982,731
China Wireless Technologies, Ltd.	1,132,000	139,930
Chongqing Iron & Steel Company, Ltd.	854,000	322,695
Citic Pacific, Ltd.	1,984,000	5,177,543
CITIC Resources Holdings, Ltd. *	3,640,000	932,988
Cosco International Holdings, Ltd.	925,625	386,691
Cosco Pacific, Ltd.	1,546,000	2,203,774
Coslight Technology International Group, Ltd.	150,000	179,651
DaChan Food Asia, Ltd.	612,000	108,788
Dalian Port PDA Company, Ltd.	1,112,000	456,853
Denway Motors, Ltd.	6,760,000	3,007,212
Digital China Holdings, Ltd.	365,000	344,854
Dynasty Fine Wines Group, Ltd.	756,000	161,280
First Tractor Company, Ltd.	204,000	77,887
Fosun International	2,296,500	1,603,049
Fu Ji Food & Catering Services Holdings, Ltd. *	380,000	372,643
Global Bio-Chem Technology
Group Company, Ltd.	1,800,000	454,658
Goldlion Holdings, Ltd.	261,000	63,827
Great Wall Motor Company, Ltd.	599,500	536,403
Great Wall Technology Company, Ltd.	142,000	40,721
Greentown China Holdings, Ltd.	770,500	1,065,199
Guangzhou Investment Company, Ltd.	5,465,577	895,638
Guangzhou Pharmaceutical Company, Ltd.	382,000	179,407
Haier Electronics Group Company, Ltd.	1,313,000	283,979
Hainan Meilan International Airport Company,
Ltd.	213,000	152,551
Haitian International Holdings, Ltd.	566,000	228,079
Harbin Power Equipment Company, Ltd.	888,000	829,349
Hidili Industry International Development, Ltd. *	1,278,000	1,183,381
HKC Holdings, Ltd.	3,552,190	278,846
Hopson Development Holdings, Ltd., GDR	790,000	1,364,319
Innomaxx Biotechnology Group, Ltd. *	5,960,000	248,690
Intime Department Store Group Company, Ltd.	777,000	524,812
Ju Teng International Holdings, Ltd.	778,000	657,038
Kingway Brewery Holdings, Ltd. *	578,000	90,797
Lai Fung Holdings, Ltd.	4,485,000	143,997
Lingbao Gold Company, Ltd. *	450,000	164,944
Minmetals Resources, Ltd. *	1,124,000	276,093
Minth Group, Ltd.	322,000	288,601
Nan Hai Corp., Ltd. *	27,150,000	251,555
Neo-China Group Holdings, Ltd. * (k)	359,000	0

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
NetDragon Websoft, Inc.	185,500	$122,545
New World China Land, Ltd.	516,000	245,491
New World Department Store China	660,000	526,946
Poly Hong Kong Investment, Ltd.	500,000	579,101
Qin Jia Yuan Media Services Company, Ltd.	501,064	100,985
Qunxing Paper Holdings Company, Ltd.	413,000	141,704
Shanghai Industrial Holdings, Ltd.	726,000	3,274,090
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	848,000	233,885
Shanghai Prime Machinery Company, Ltd.	962,000	156,572
Shanghai Real Estate, Ltd. *	2,806,000	269,593
Shenzhen International Holdings, Ltd.	10,320,000	701,945
Shenzhen Investment, Ltd.	2,476,000	952,762
Shimao Property Holdings, Ltd., GDR	1,805,000	3,037,973
Shougang Concord International Enterprises
Company, Ltd.	3,828,000	657,399
Sichuan Xinhua Winshare Chainstore
Company, Ltd.	690,000	251,570
Sino Biopharmaceutical, Ltd.	1,200,000	276,682
Sino Union Petroleum & Chemical
International, Ltd. *	2,560,000	206,725
SinoCom Software Group, Ltd.	160,000	17,838
Sinofert Holdings, Ltd.	2,924,000	1,279,198
Sinolink Worldwide Holdings, Ltd.	2,292,000	574,217
Sino-Ocean Land Holdings, Ltd.	4,591,624	4,115,335
Sinopec Kantons Holdings, Ltd.	424,000	145,508
Sinotruk Hong Kong, Ltd.	498,000	573,429
Skyworth Digital Holdings, Ltd.	1,746,000	807,309
Soho China, Ltd.	1,986,500	1,058,118
SPG Land Holdings, Ltd.	345,000	195,168
Stone Group Holdings, Ltd. *	1,150,000	69,647
TCL Communication Technology
Holdings, Ltd. *	249,000	30,211
TCL Multimedia Technology Holdings, Ltd. *	947,200	537,389
Tian An China Investment, Ltd.	697,000	420,032
Tianjin Port Development Holdings, Ltd.	962,000	370,917
Tomson Group, Ltd.	91,924	40,867
TPV Technology, Ltd.	1,902,000	1,178,288
Travelsky Technology, Ltd., Class H	848,000	649,304
Weiqiao Textile Company, Ltd.	603,000	370,227
Wuyi International Pharmaceutical Company,
Ltd.	645,000	59,033
Xiamen International Port Company, Ltd.	1,372,000	257,055
Xingda International Holdings, Ltd.	877,000	362,764
Xinjiang Xinxin Mining Industry Company, Ltd.	903,000	458,833
Xiwang Sugar Holdings Company, Ltd.	483,717	114,150
Zhejiang Glass Company, Ltd. *	162,000	40,608
Zhong An Real Estate, Ltd.	668,000	272,725

		74,101,694
Hungary - 2.01%
Danubius Hotel and Spa PLC *	6,805	132,903
Egis Gyogyszergyar Nyrt.	8,714	930,447
Fotex PLC *	60,581	145,646
MOL Magyar Olaj & Gazipari Rt. *	62,220	5,218,272
OTP Bank Rt. *	447,395	12,889,358

The accompanying notes are an integral part of the financial statements.
125

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hungary (continued)
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. *	17,388	$71,875

		19,388,501
India - 13.35%
Aarti Industries, Ltd.	51,087	56,489
ABG Shipyard, Ltd.	4,051	19,815
ACC, Ltd.	16,968	287,721
Aditya Birla Nuvo, Ltd.	58,170	1,151,551
Ador Welding, Ltd.	8,367	26,459
Aftek, Ltd.	28,740	11,641
Alembic, Ltd.	73,121	78,638
Allahabad Bank	197,485	490,389
Alok Industries, Ltd.	686,744	337,572
Ambuja Cements, Ltd.	595,078	1,232,244
Amtek Auto, Ltd.	158,808	723,080
Andhra Bank	198,888	438,338
Apollo Hospitals Enterprise, Ltd.	23,157	261,887
Apollo Tyres, Ltd.	226,563	211,397
Arvind Mills, Ltd. *	104,084	85,865
Ashok Leyland, Ltd.	830,697	726,730
Aurobindo Pharma, Ltd.	55,835	901,281
Avaya Global Connect, Ltd.	5,668	21,659
Axis Bank, Ltd.	255,466	5,230,201
Bajaj Auto Finance, Ltd.	13,322	66,213
Bajaj Auto, Ltd.	49,562	527,051
Bajaj Finserv, Ltd.	23,398	135,180
Bajaj Hindusthan, Ltd.	134,494	514,796
Balaji Telefilms, Ltd.	15,413	23,256
Ballarpur Industries, Ltd.	403,880	203,091
Balmer Lawrie & Company, Ltd.	5,100	52,022
Balrampur Chini Mills, Ltd.	287,476	724,598
Bank of Maharashtra	152,501	147,937
Bank of Rajasthan	49,239	86,666
Bata India, Ltd.	12,773	49,523
Bharat Earth Movers, Ltd.	19,043	423,274
Bharat Forge, Ltd.	156,947	899,197
Bhushan Steel, Ltd.	23,491	681,840
Biocon, Ltd.	75,936	409,129
Birla Corp., Ltd.	43,321	268,695
Bombay Burmah Trading Company, Ltd.	3,000	19,699
Cairn India, Ltd. *	437,248	2,378,754
Century Textile & Industries, Ltd.	44,409	457,955
Chambal Fertilizers & Chemicals, Ltd.	196,299	226,032
Chi Investments, Ltd. *	3,214	3,670
Cholamandalam DBS Finance, Ltd. *	16,563	24,129
City Union Bank, Ltd.	130,140	83,134
Clariant Chemicals India, Ltd.	1,800	13,529
Coromandel Fertilisers, Ltd.	28,000	121,509
Cranes Software International, Ltd.	13,600	12,260
Dalmia Cement Bharat, Ltd.	12,925	49,536
DCM Shriram Consolidated, Ltd.	39,804	50,045
Deepak Fertilizers & Petrochemicals Corp.,
Ltd.	25,890	50,240
DLF, Ltd.	142,244	1,287,015
Edelweiss Capital, Ltd.	30,455	303,505
Eicher Motors, Ltd.	6,990	83,644

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
EID Parry India, Ltd.	57,429	$370,343
Elder Pharmaceuticals, Ltd.	7,799	46,457
Electrosteel Castings, Ltd.	80,000	73,966
Escorts, Ltd. *	17,876	40,667
Essel Propack, Ltd.	34,800	28,785
Eveready Industries, Ltd. *	12,000	17,296
FAG Bearings India, Ltd.	990	9,702
FDC, Ltd.	28,000	30,465
Federal Bank, Ltd.	198,437	1,038,606
Financial Technologies, Ltd.	19,758	566,713
Finolex Cables, Ltd.	54,200	55,231
Finolex Industries, Ltd.	36,402	45,231
Fortis Healthcare, Ltd. *	86,920	198,855
Gammon India, Ltd. *	85,633	338,201
Geodesic, Ltd.	106,859	308,568
Gitanjali Gems, Ltd.	67,918	171,681
Godfrey Philips India, Ltd.	860	32,570
Godrej Industries, Ltd.	87,653	358,755
Graphite India, Ltd.	75,117	95,827
Grasim Industries, Ltd.	43,248	2,492,861
Great Eastern Shipping Company, Ltd.	96,416	551,354
Great Offshore, Ltd.	35,848	417,892
GTL, Ltd.	47,854	315,638
Gujarat Alkalies & Chemicals, Ltd.	21,556	52,944
Gujarat Ambuja Exports, Ltd.	77,000	36,494
Gujarat Flourochemicals, Ltd.	5,500	18,311
Gujarat Narmada Valley Fertilizers Company,
Ltd.	76,886	161,306
Gujarat State Fertilisers & Chemicals, Ltd.	23,600	86,015
HCL Infosystems, Ltd.	126,394	394,460
HCL Technologies, Ltd.	273,215	1,932,577
HEG, Ltd.	20,234	108,218
Hexaware Technologies, Ltd.	216,925	362,945
Himatsingka Seide, Ltd. *	28,000	26,244
Hindalco Industries, Ltd.	1,211,900	3,226,735
Hinduja TMT, Ltd.	5,620	42,364
Hindustan Construction Company, Ltd.	170,483	464,837
Hindustan Motors, Ltd. *	62,437	31,030
Hotel Leela Venture, Ltd.	112,448	89,634
Housing Development & Infrastructure, Ltd. *	105,024	703,006
ICICI Bank, Ltd., SADR	560,545	21,614,615
ICSA India, Ltd.	41,569	180,759
I-Flex Solutions, Ltd. *	20,606	788,083
India Cements, Ltd.	280,001	782,243
India Glycols, Ltd.	11,700	27,057
India Infoline, Ltd.	261,474	809,245
Indiabulls Financial Services, Ltd.	240,661	947,676
Indiabulls Real Estate, Ltd. *	315,338	1,780,881
Indian Hotels Company, Ltd.	477,563	768,019
Indian Overseas Bank	234,477	618,605
IndusInd Bank, Ltd.	226,241	543,549
Industrial Development Bank of India, Ltd.	381,710	1,005,075
Infomedia India, Ltd. *	4,400	8,048
Infrastructure Development Finance
Company, Ltd.	1,022,730	3,104,328
Ingersoll-Rand India, Ltd.	18,989	132,303
Ipca Laboratories, Ltd.	5,887	98,716

The accompanying notes are an integral part of the financial statements.
126

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
IVRCL Infrastructures & Projects, Ltd.	207,617	$1,681,517
Jammu & Kashmir Bank, Ltd.	46,301	560,457
JB Chemicals & Pharmaceuticals, Ltd.	20,800	23,360
JBF Industries, Ltd.	16,838	32,813
Jet Airways India, Ltd. *	27,783	190,158
Jindal Saw, Ltd.	37,588	589,104
Jindal Stainless, Ltd. *	44,041	77,126
JK Tyre & Industries, Ltd.	6,013	16,498
JSW Steel, Ltd.	143,779	2,486,450
Jubilant Organosys, Ltd.	73,378	356,983
Jyoti Structures, Ltd.	16,000	51,615
Kalpataru Power Transmission, Ltd.	9,514	167,091
Karnataka Bank, Ltd.	128,844	372,989
Karur Vysya Bank, Ltd.	15,800	115,394
Kesoram Industries, Ltd.	26,673	208,221
Kirloskar Oil Engines, Ltd.	69,124	166,370
Kotak Mahindra Bank, Ltd.	127,846	2,070,795
KS Oils, Ltd.	62,402	88,902
Lakshmi Machine Works, Ltd.	2,097	58,958
Lanxess ABS, Ltd.	4,800	15,728
LIC Housing Finance, Ltd.	79,100	1,263,204
Madras Cements, Ltd.	36,000	90,657
Maharashtra Seamless, Ltd.	50,339	327,550
Mahindra & Mahindra, Ltd.	216,103	3,945,247
Mahindra Lifespace Developers, Ltd.	10,600	83,421
Mangalam Cement, Ltd.	14,461	38,819
Mastek, Ltd.	18,261	113,465
MAX India, Ltd. *	66,130	251,973
McLeod Russel India, Ltd.	88,970	403,979
Mercator Lines, Ltd.	163,169	212,898
Merck, Ltd.	5,500	47,697
Monnet Ispat & Energy, Ltd.	29,947	228,534
Moser Baer India, Ltd.	130,000	262,321
MRF, Ltd.	920	109,318
Mukand, Ltd. *	22,832	27,135
Nagarjuna Construction Company, Ltd.	279,057	860,764
Nagarjuna Fertilizers & Chemicals, Ltd. *	125,682	88,187
Nahar Spinning Mills, Ltd.	6,600	8,030
National Organic Chemical Industries, Ltd.	80,240	47,674
Navneet Publications India, Ltd.	75,000	60,945
NIIT Technologies, Ltd.	19,088	48,837
Nirma, Ltd.	27,700	108,765
Orchid Chemicals & Pharmaceuticals, Ltd.	62,788	234,995
Orient Paper & Industries, Ltd.	51,770	58,409
Oriental Bank of Commerce	101,465	502,860
Panacea Biotec, Ltd. *	19,983	82,702
Pantaloon Retail India, Ltd.	37,347	261,441
Patel Engineering Ltd	5,136	52,739
Patni Computer Systems, Ltd.	122,526	1,162,953
Petronet LNG, Ltd.	458,012	747,284
Polaris Software Lab, Ltd.	26,963	83,839
Polyplex Corp., Ltd.	1,700	6,737
PSL, Ltd.	10,200	36,436
PTC India, Ltd.	233,522	424,287
Punj Lloyd, Ltd.	165,098	917,894
Raymond, Ltd. *	13,115	56,881

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
REI Six Ten Retail, Ltd.	1,547	$25,237
Reliance Capital, Ltd.	71,378	1,361,597
Reliance Communications, Ltd.	953,225	6,085,694
Reliance Industries, Ltd., GDR * (g)	121,583	11,197,794
Reliance Industries, Ltd. *	4,100	186,653
Reliance Power, Ltd. *	30,000	104,652
Rolta India, Ltd.	147,175	542,434
Ruchi Soya Industries, Ltd.	180,975	376,901
Seamec, Ltd. *	10,845	41,282
Sicagen India, Ltd. *	6,851	1,851
Sical Logistics, Ltd. *	6,851	9,670
Sonata Software, Ltd.	29,000	22,177
South Indian Bank, Ltd.	140,505	362,763
SREI Infrastructure Finance, Ltd.	163,173	263,275
SRF, Ltd.	24,910	92,105
Sterlite Optical Technologies, Ltd.	16,753	98,716
Strides Arcolab, Ltd. *	8,709	32,566
Sundram Fasteners, Ltd.	17,700	15,075
Supreme Industries, Ltd.	7,790	53,997
Suzlon Energy, Ltd. *	610,254	1,152,853
Syndicate Bank, Ltd.	227,419	438,904
Tata Chemicals, Ltd.	96,921	563,419
Tata Investment Corp., Ltd.	6,431	61,683
Tata Motors, Ltd.	175,050	2,149,729
Tata Steel, Ltd.	280,677	2,955,327
Tata Tea, Ltd.	46,775	872,011
Teledata Marine Solutions *	23,474	16,713
Teledata Technology Solutions *	23,474	2,415
Torrent Pharmaceuticals, Ltd.	9,400	61,568
Trent, Ltd.	4,173	54,940
Triveni Engineering & Industries, Ltd.	46,377	105,385
Tube Investments of India, Ltd.	75,410	109,033
TVS Motor Company, Ltd.	51,986	67,801
Unichem Laboratories, Ltd.	9,000	51,122
Union Bank of India, Ltd.	169,587	840,270
United Phosphorus, Ltd.	229,410	790,483
Usha Martin, Ltd.	154,885	215,523
Varun Shipping Company, Ltd.	66,246	83,736
Videocon Industries, Ltd.	123,532	647,712
Welspun-Gujarat Stahl Rohren, Ltd.	136,145	735,444
Wockhardt, Ltd. *	18,700	74,923
Yes Bank, Ltd. *	130,491	556,087
Zee Entertainment Enterprises, Ltd.	323,157	1,595,410
Zensar Technologies, Ltd.	6,485	31,193
Zuari Industries, Ltd.	9,200	73,855

		128,993,451
Indonesia - 2.48%
Astra Graphia Tbk PT	606,000	18,489
Bakrie & Brothers Tbk PT *	74,649,489	1,003,295
Bakrieland Development Tbk PT *	42,983,500	1,644,547
Bank Negara Indonesia Persero Tbk PT	340,000	74,352
Bank Pan Indonesia Tbk PT *	2,767,500	244,686
Berlian Laju Tanker Tbk PT	5,644,833	457,723
Bhakti Investama Tbk PT	3,630,500	95,108
Budi Acid Jaya Tbk PT	1,493,000	37,781
Bumi Resources Tbk PT	29,827,570	9,943,604

The accompanying notes are an integral part of the financial statements.
127

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Indonesia (continued)
Central Proteinaprima Tbk PT *	16,930,000	$144,185
Charoen Pokphand Indonesia Tbk PT *	2,559,000	362,653
Ciputra Development Tbk PT *	8,450,000	646,780
Ciputra Surya Tbk PT *	896,000	49,644
Davomas Abadi Tbk PT *	2,465,000	18,618
Energi Mega Persada Tbk PT *	13,013,862	513,543
Global Mediacom Tbk PT *	1,928,000	61,810
Gudang Garam Tbk PT	1,154,000	1,776,456
Indofood Sukses Makmur Tbk PT	7,944,000	2,472,200
International Nickel Indonesia Tbk PT *	3,878,500	1,664,405
Kawasan Industri Jababeka Tbk PT *	13,481,500	185,435
Matahari Putra Prima Tbk PT *	2,266,500	241,592
Medco Energi Internasional Tbk PT	3,388,500	1,016,129
Mitra Adiperkasa Tbk PT *	837,000	38,702
Panin Insurance Tbk PT *	1,544,000	38,525
Panin Life Tbk PT *	24,214,000	363,127
Polychem Indonesia Tbk PT *	1,954,500	25,755
Ramayana Lestari Sentosa Tbk PT	1,085,500	72,954
Samudera Indonesia Tbk PT	58,500	24,060
Summarecon Agung Tbk PT	3,695,000	221,666
Suryainti Permata Tbk PT *	1,446,000	18,696
Trias Sentosa Tbk PT	2,019,500	41,731
Trimegah Securities Tbk PT	1,540,500	29,328
Truba Alam Manunggal Engineering PT *	11,991,500	210,289
Tunas Ridean Tbk PT	1,481,000	234,426

		23,992,294
Israel - 2.72%
Alvarion, Ltd. *	171,448	685,483
American Israeli Paper Mills, Inc. *	4,626	261,753
AudioCodes, Ltd. *	21,648	42,074
Bank Hapoalim, Ltd. *	2,396,545	8,571,191
Bank Leumi Le-Israel, Ltd. *	2,500,827	9,649,271
Clal Industries & Investments, Ltd. *	80,000	364,454
Delta Galil Industries, Ltd. *	3,488	11,234
Discount Investment Corp.	21,660	490,613
Electra Real Estate, Ltd. *	14,413	113,487
Electra, Ltd.	2,514	238,645
Elron Electronic Industries, Ltd. *	22,510	114,407
First International Bank of Israel, Ltd. *	109,804	310,777
First International Bank of Israel, Ltd. *	43,864	613,861
Formula Systems, Ltd., GDR	3,500	33,110
Formula Systems, Ltd.	8,342	76,686
Koor Industries, Ltd.	5,490	162,615
Mivtach Shamir Holdings, Ltd. *	9,952	216,096
Oil Refineries, Ltd.	2,312,364	986,469
Orbotech, Ltd. *	15,238	144,075
Radvision, Ltd. *	5,473	49,089
Retalix, Ltd. *	29,214	298,163
Union Bank of Israel, Ltd. *	30,741	151,580
United Mizrahi Bank, Ltd. *	313,552	2,680,797

		26,265,930
Malaysia - 3.96%
Affin Holdings BHD	967,300	542,645
Al-'Aqar KPJ REIT	34,983	9,743
AMDB BHD *	110,000	15,638

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
AMMB Holdings BHD	3,756,162	$4,610,486
Ann Joo Resources BHD *	313,600	219,913
Asas Dunia BHD *	24,000	4,091
Asia Pacific Land BHD *	282,100	24,100
Bandar Raya Developments BHD	1,003,400	490,275
Berjaya Corp. BHD	1,930,300	557,886
BIMB Holdings BHD	142,900	43,741
Bolton BHD	177,100	34,162
Boustead Holdings BHD	762,860	764,199
Cahya Mata Sarawak BHD	241,600	102,799
Dijaya Corp. BHD	40,900	14,222
DNP Holdings BHD	124,000	56,444
DRB-Hicom BHD	1,194,900	397,880
Eastern & Oriental BHD *	337,900	140,242
Eastern Pacific Industrial Corp. BHD	155,600	67,973
ECM Libra Avenue BHD	516,600	94,169
EON Capital BHD	454,300	706,279
Esso Malaysia BHD	92,100	64,438
General Corp. BHD	222,500	68,630
Globetronics Technology BHD	190,440	44,106
Glomac BHD	231,300	79,119
Goldis BHD *	244,800	84,629
Hap Seng Consolidated BHD	517,900	373,552
Hap Seng Plantations Holdings BHD	630,400	412,599
Hong Leong Credit BHD	309,800	482,234
Hong Leong Industries BHD	25,000	27,289
Hume Industries Malaysia BHD	112,800	97,408
Hunza Properties BHD	113,800	48,190
Hwang-DBS Malaysia BHD	105,200	46,983
IGB Corp. BHD *	1,982,300	1,022,779
IJM Corp. BHD	2,301,180	2,984,166
Insas BHD *	466,600	62,846
Integrated Logistics BHD	155,100	42,513
Jaks Resources BHD *	246,000	55,320
Jaya Tiasa Holdings BHD	63,945	45,208
K & N Kenanga Holdings BHD *	323,600	57,131
Karambunai Corp. BHD *	1,978,300	37,218
Keck Seng BHD	148,200	162,904
Kian Joo Can Factory BHD	517,600	176,058
Kim Loong Resources BHD	29,400	16,354
Kinsteel BHD	561,400	152,102
KLCC Property Holdings BHD	940,100	900,146
KPJ Healthcare BHD	152,100	181,211
KSL Holdings BHD	267,333	79,380
KUB Malaysia BHD	534,400	77,873
Kulim Malaysia BHD	428,600	913,750
Kumpulan Hartanah Selangor BHD *	410,800	57,023
Kwantas Corp. BHD	56,000	32,488
Land & General BHD *	163,200	18,401
Landmarks BHD *	638,300	245,329
LBS Bina Group BHD *	210,000	26,872
Leader Universal Holdings BHD	639,800	137,637
Lion Corp. BHD *	549,100	61,316
Lion Industries Corp. BHD	1,119,300	487,585
MAA Holdings BHD *	133,400	29,493
Malaysia Airports Holdings, BHD	180,200	179,309

The accompanying notes are an integral part of the financial statements.
128

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Malaysia Building Society BHD	230,000	$61,764
Malaysian Plantations BHD	1,709,300	1,247,308
MBM Resources BHD	60,500	40,320
Measat Global BHD *	63,200	33,289
Mega First Corp. BHD	163,700	55,176
MK Land Holdings BHD *	632,500	71,483
MMC Corp. BHD	1,801,500	1,282,855
MNRB Holdings BHD	10,000	9,232
MTD ACPI Engineering BHD	141,900	25,184
Muhibbah Engineering M BHD	852,300	312,506
Mulpha International BHD *	1,507,700	200,347
Naim Cendera Holdings, Ltd. BHD	198,100	164,014
New Straits Times Press BHD	154,900	99,241
Nylex Malaysia BHD	77,700	16,816
Oriental Holdings BHD	467,600	742,358
OSK Holdings BHD	940,600	389,130
OSK Property Holdings BHD	82,291	12,555
OSK Ventures International BHD *	168,651	23,013
Padiberas Nasional BHD	471,900	250,989
Panasonic Manufacturing Malaysia BHD	48,200	174,667
PBA Holdings BHD	32,000	7,939
PJ Development Holdings BHD	480,100	92,465
PPB Group BHD	1,017,600	4,518,036
Protasco BHD	172,400	44,684
Proton Holdings BHD	845,800	982,713
Ranhill BHD	372,100	99,297
RB Land Holdings BHD *	443,300	280,458
RHB Capital BHD	739,900	1,081,563
Sarawak Energy BHD	831,600	522,357
Scientex, Inc. BHD	51,000	18,826
Scomi Group BHD	2,101,000	354,706
Selangor Dredging BHD	326,900	55,670
Selangor Properties BHD	105,000	100,350
Shangri-La Hotels BHD	101,900	53,232
Shell Refining Company Federation
of Malaya BHD	161,700	497,969
SHL Consolidated BHD	172,300	60,238
Southern Steel BHD	132,100	66,098
Sunrise BHD *	563,200	350,525
Sunway City BHD	519,500	460,763
Sunway Holdings, Inc. BHD	449,000	180,445
Supermax Corp BHD	203,800	147,200
Suria Capital Holdings BHD	286,100	103,391
Symphony House BHD	72,611	5,335
Ta Ann Holdings BHD	320,000	399,392
TA Enterprise BHD	2,056,500	839,342
Tan Chong Motor Holdings BHD	896,000	539,497
TDM BHD	160,500	70,724
Tebrau Teguh BHD *	316,000	64,685
Time.com BHD *	2,591,300	281,833
Titan Chemicals Corp. *	684,900	220,773
Tradewinds Corp. BHD	803,800	144,166
Tradewinds Malaysia BHD	57,000	46,812
Unisem (M) Berhad	763,600	345,333
United Malacca BHD	65,200	151,443
V.S. Industry BHD	166,770	57,032

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Wah Seong Corp. BHD	458,600	$320,136
WTK Holdings BHD	368,500	119,555
YNH Property BHD *	647,802	354,548
Zelan Berhad	227,600	58,086

		38,278,340
Mexico - 6.32%
Alfa SA de CV	528,700	2,528,531
Alsea SAB de CV *	426,850	275,459
Axtel SAB de CV, ADR *	982,700	733,184
Carso Infraestructura y Construccion SA de
CV *	157,200	88,168
Cemex SA de CV, SADR * (a)	1,315,460	16,995,743
Coca-Cola Femsa SAB de CV, SADR	26,500	1,274,650
Consorcio ARA SA de CV *	1,292,400	775,612
Corp. GEO SA de CV, Series B *	793,874	2,158,641
Desarrolladora Homex SA de CV *	66	415
Embotelladoras Arca SA de CV	576,266	1,424,761
Empresas ICA SA de CV, SADR *	180,011	1,699,304
Empresas ICA Sociedad
Controladora SA de CV *	46,900	110,500
Fomento Economico Mexicano SA de CV,
SADR	240,775	9,161,489
GMD Resorts SAB de CV *	68,200	17,079
Grupo Aeroportuario del Centro Norte Sab de
CV	231,900	363,219
Grupo Aeroportuario del Pacifico SA de CV,
Series B, SADR	90,101	2,539,947
Grupo Aeroportuario del Sureste SA de CV,
SADR (a)	35,367	1,508,756
Grupo Aeroportuario del Sureste SA de CV	28,700	122,693
Grupo Carso SA de CV	662,300	2,139,950
Grupo Cementos de Chihuahua SA de CV *	35,500	86,823
Grupo Famsa SAB de CV *	334,018	532,073
Grupo Financiero Banorte SA de CV	2,397,900	8,023,202
Grupo Industrial Maseca SA de CV	53,900	34,743
Grupo Industrial Saltillo SA de CV *	94,000	18,108
Grupo Kuo SA de CV *	164,000	105,348
Grupo Mexicano de Desarrollo, SAB *	68,200	29,459
Grupo Simec SAB de CV *	192,500	510,595
Industrias CH SA de CV *	336,700	1,180,209
Organizacion Soriana SA de CV *	1,951,200	4,834,269
Qualitas Compania de Seguros SA de CV	318,900	145,309
Urbi Desarrollos Urbanos SA de CV *	831,100	1,684,737

		61,102,976
Philippines - 0.64%
Ayala Corp.	34,000	216,986
Benpres Holdings Corp. *	4,577,000	333,122
DMCI Holdings, Inc.	1,916,000	350,698
Empire East Land Holdings, Inc. *	2,990,000	28,942
Filinvest Development Corp.	730,000	32,297
Filinvest Land, Inc.	28,180,500	556,321
First Philippine Holdings Corp. *	624,200	498,606
Megaworld Corp.	29,442,800	925,815
Metropolitan Bank & Trust Company	1,430,000	1,158,166
Philippine National Bank *	456,400	225,569
Rizal Commercial Banking Corp.	602,800	222,079

The accompanying notes are an integral part of the financial statements.
129

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Philippines (continued)
Robinsons Land Corp.	3,208,200	$709,328
Security Bank Corp.	144,400	165,892
Union Bank of Philippines	214,600	135,525
Universal Robina Corp.	1,507,500	349,468
Vista Land & Lifescapes, Inc. *	5,803,000	284,041

		6,192,855
Poland - 1.62%
Agora SA *	90,776	700,536
Bank BPH SA *	20,507	459,755
Bank Millennium SA *	562,302	898,412
Bioton SA *	4,546,178	411,087
Boryszew SA *	21,543	44,196
Ciech SA *	27,133	388,362
Computerland SA *	19,139	99,021
Debica SA	7,768	173,378
Echo Investment SA *	534,956	785,411
Emperia Holding SA	2,613	61,510
Fabryki Mebli Forte SA	23,417	109,068
Farmacol SA *	10,785	162,445
Firma Chemiczna Dwory SA *	1,708,170	716,161
Grupa Kety SA *	17,839	641,597
Grupa Lotos SA *	99,148	852,792
Impexmetal SA *	74,050	64,444
Kredyt Bank SA *	48,880	199,726
Mostostal-Export SA *	22,710	17,911
Netia SA *	324,551	453,905
Orbis SA *	50,530	855,304
Pekaes SA	6,380	22,185
Pfleiderer Grajewo SA *	3,224	14,795
Pol-Aqua SA *	14,947	140,057
Polnord SA *	17,218	222,745
Polski Koncern Naftowy Orlen SA *	631,764	6,591,373
Przedsiebiorstwo Eksportu i Importu Kopex SA *	61,117	468,593
Stalexport Autostrady SA *	137,562	80,665
Zaklady Azotowe Pulawy SA	2,589	70,582

		15,706,016
South Africa - 11.82%
ABSA Group, Ltd.	518,838	8,298,242
Adcorp Holdings, Ltd.	17,626	64,598
Aeci, Ltd.	187,782	1,469,351
Afgri, Ltd.	348,059	268,958
African Bank Investments, Ltd.	978,572	3,856,805
African Rainbow Minerals, Ltd.	6,754	135,472
Allied Electronics Corp., Ltd.	92,553	332,667
Argent Industrial, Ltd.	113,274	135,874
Aveng, Ltd.	574,379	3,314,600
Barloworld, Ltd.	398,158	2,604,296
Bell Equipment, Ltd. *	34,158	52,988
Caxton & CTP Publishers & Printers, Ltd.	185,300	296,684
Ceramic Industries, Ltd.	1,970	25,543
DataTec, Ltd. *	300,156	968,692
Enaleni Pharmaceuticals, Ltd. *	474,453	279,411
Eqstra Holdings, Ltd. *	89,724	87,119
FirstRand, Ltd.	3,613,081	7,978,228
Freeworld Coatings, Ltd.	94,081	112,608

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Gold Fields, Ltd., SADR (a)	586,000	$8,075,080
Gold Fields, Ltd.	3,784	51,822
Grindrod, Ltd.	946,291	2,007,393
Harmony Gold Mining Company, Ltd., SADR	643,794	7,043,106
Hudaco Industries, Ltd.	46,478	359,223
Hulamin, Ltd.	72,497	114,794
Iliad Africa, Ltd.	122,270	128,573
Imperial Holdings, Ltd.	330,886	3,522,766
Investec, Ltd.	419,902	3,213,785
JD Group, Ltd.	366,563	2,179,737
Kap International Holdings, Ltd. *	189,283	52,975
Lewis Group, Ltd.	162,466	1,201,378
Liberty Holdings, Ltd.	168,560	1,527,336
Medi-Clinic Corp., Ltd.	477,799	1,415,108
Merafe Resources, Ltd. *	2,336,491	506,282
Metair Investments, Ltd. *	163,437	113,135
Metropolitan Holdings, Ltd.	1,191,761	2,032,680
Mondi, Ltd.	247,781	1,291,055
Mustek, Ltd.	62,919	21,428
Mvelaphanda Group, Ltd. *	582,544	472,474
Nampak, Ltd. *	1,054,891	2,395,586
Nedbank Group, Ltd.	395,738	6,302,020
Northam Platinum, Ltd.	257,216	1,136,530
Nu-World Holdings, Ltd. *	19,436	36,481
Omnia Holdings, Ltd.	62,401	500,588
Palabora Mining Company, Ltd.	23,036	296,977
Peregrine Holdings, Ltd.	86,314	107,009
PSG Group, Ltd.	96,332	301,516
Sanlam, Ltd.	3,735,813	10,227,647
Sappi, Ltd., SADR	156,861	605,483
Simmer and Jack Mines, Ltd. *	1,280,897	307,830
Standard Bank Group, Ltd.	1,629,942	21,107,575
Steinhoff International Holdings, Ltd. *	2,201,058	4,855,840
Super Group, Ltd. *	300,107	34,160
Telkom SA, Ltd., SADR	3,000	69,000
Tiger Wheels, Ltd. * (k)	32,678	0
Trans Hex Group, Ltd. *	44,790	20,240
Trencor, Ltd.	87,122	249,351
Value Group, Ltd.	178,661	83,242

		114,249,341
South Korea - 13.10%
Aekyung Petrochemical Company, Ltd.	5,080	75,282
Asia Cement Company, Ltd.	3,240	155,747
Asia Paper Manufacturing Company, Ltd. *	1,600	14,705
Asiana Airlines, Inc. *	97,780	325,523
BNG Steel Company, Ltd. *	1,870	12,846
Bookook Securities Company, Ltd.	4,950	100,790
Boryung Pharmaceutical Company, Ltd.	1,198	46,449
Busan Bank	185,010	2,046,386
BYC Company, Ltd.	240	25,568
Byucksan Corp.	1,580	11,897
Byucksan Engineering & Construction
Company, Ltd. *	7,600	19,186
Choil Aluminum Manufacturing Company, Ltd. *	1,630	8,175
Chokwang Leather Company, Ltd. *	2,200	12,940
Chong Kun Dang Pharm Corp.	2,310	37,957

The accompanying notes are an integral part of the financial statements.
130

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Choongwae Pharma Corp.	5,806	$104,797
Chosun Refractories Company, Ltd.	1,708	91,936
Chungho Comnet Company, Ltd.	2,270	21,204
CJ CheilJedang Corp.	1,471	258,472
CJ Corp.	16,709	786,231
Dae Chang Industrial Company, Ltd. *	26,000	21,303
Dae Dong Industrial Company, Ltd.	1,800	33,906
Dae Han Flour Mills Company, Ltd.	1,232	148,273
Dae Won Kang Up Company, Ltd.	15,000	21,632
Daeduck Electronics Company, Ltd.	41,630	207,223
Daeduck GDS Company, Ltd.	11,450	111,526
Daegu Bank	146,510	2,094,942
Daehan Steel Company, Ltd.	9,250	106,835
Daehan Synthetic Fiber Company, Ltd.	429	25,399
Daekyo Company, Ltd.	44,550	215,134
Daelim Industrial Company, Ltd.	30,763	1,878,611
Daelim Trading Company, Ltd.	1,417	5,354
Daesang Corp. *	15,770	102,898
Daesung Industrial Company, Ltd.	2,021	154,870
Daewoo Engineering & Construction
Company, Ltd.	162,970	1,928,823
Daewoo Motor Sales Corp. *	45,272	443,489
Daewoong Company, Ltd.	620	12,257
Dahaam E-Tec Company, Ltd.	2,630	63,574
Daishin Securities Company, Ltd.	53,530	732,758
Daiyang Metal *	4,090	7,012
Daou Technology, Inc.	26,120	185,140
DI Corp. *	12,000	14,030
Digital Power Communications Company, Ltd.	13,000	19,106
Dong Ah Tire & Rubber Company, Ltd.	10,970	72,070
Dong Hae Pulp Company, Ltd. *	14,710	76,351
Dong Su Industrial Company, Ltd.	9,640	64,490
Dong Wha Pharmaceutical Industrial
Company, Ltd.	13,550	81,269
Dongbang Transport Logistics Company, Ltd.	5,500	11,373
Dongbu Corp.	12,860	92,471
Dongbu Hannong Chemicals Company, Ltd. *	26,970	156,897
Dongbu Securities Company, Ltd. *	32,430	193,615
Dongbu Steel Company, Ltd.	23,705	173,436
Dong-Il Corp.	356	14,456
Dongil Industries Company, Ltd.	1,340	64,305
Dongil Rubber Belt Company, Ltd.	6,339	31,075
Dongkuk Steel Mill Company, Ltd.	40,760	940,188
Dongwon F & B Company, Ltd.	870	32,691
Dongyang Engineering & Construction Corp.	1,044	15,023
Dongyang Mechatronics Corp.	24,643	88,867
Doosan Industrial Development Company, Ltd.	29,260	182,648
DPI Holdings Company, Ltd.	5,790	29,103
En Paper Manufacturing Company, Ltd. *	3,860	17,692
F&F Company, Ltd.	4,900	13,996
Fursys, Inc.	4,840	111,732
Gaon Cable Company, Ltd.	2,740	68,507
GS Holdings Corp.	56,510	1,560,091
Gwangju Shinsegae Company, Ltd.	1,111	113,247
H.S. R & A Company, Ltd. *	2,200	16,780
Hae In Corp.	1,756	5,333
Halla Engineering & Construction Corp.	7,250	181,021

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Hana Financial Group, Inc.	170,240	$5,840,933
Handok Pharmaceuticals Company, Ltd.	1,000	12,219
Handsome Company, Ltd.	17,320	206,753
Hanil Cement Manufacturing Company, Ltd.	6,209	425,183
Hanil Construction Company, Ltd.	3,058	15,008
Hanil E-Wha Company, Ltd.	6,200	18,871
Hanjin Heavy Industries & Construction
Company, Ltd.	4,300	86,175
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	14,860	173,471
Hanjin Shipping Company, Ltd.	63,310	1,099,542
Hanjin Transportation Company, Ltd.	11,210	305,576
Hankook Cosmetics Company, Ltd.	6,400	16,196
Hankuk Electric Glass Company, Ltd.	1,800	41,602
Hankuk Glass Industries, Inc.	1,970	38,572
Hankuk Paper Manufacturing Company, Ltd.	3,920	137,857
Hanmi Capital Company, Ltd.	5,310	52,769
Hanshin Construction Company, Ltd.	3,090	49,839
Hansol Chemical Company, Ltd.	2,900	25,187
Hansol Paper Company, Inc. *	40,470	408,589
Hanssem Company, Ltd.	3,800	29,634
Hanwha Chemical Corp.	90,236	975,539
Hanwha Securities Company, Ltd.	46,942	380,796
Hanwha Timeworld Company, Ltd.	2,650	31,608
Hanyang Securities Company, Ltd.	11,820	114,815
Heung-A Shipping Company, Ltd.	17,782	10,994
Hite Holdings Company, Ltd.	7,640	225,260
Honam Petrochemical Corp.	15,849	1,187,760
Hotel Shilla Company, Ltd.	19,080	279,289
Husteel Company, Ltd.	6,110	83,821
Hwa Shin Company, Ltd.	14,700	43,279
Hwa Sung Industrial Company, Ltd.	2,730	13,709
Hwacheon Machine Tool Company, Ltd.	940	26,647
Hyosung Corp.	11,560	660,817
Hyundai Cement Company, Ltd. *	6,160	103,513
Hyundai DSF Company, Ltd.	2,300	16,603
Hyundai Elevator Company, Ltd.	2,202	110,888
Hyundai H & S Company, Ltd.	4,000	263,280
Hyundai Hysco Company, Ltd.	35,500	479,666
Hyundai Mipo Dockyard Company, Ltd.	12,693	1,337,768
Hyundai Motor Company, Ltd.	147,923	13,940,347
Hyundai Pharmaceutical Industrial Company,
Ltd.	15,500	34,739
Hyundai Securities Company, Ltd.	135,215	1,871,276
Hyundai Steel Company	43,970	2,825,721
Il Dong Pharmaceutical Company, Ltd.	2,010	52,985
Iljin Diamond Company, Ltd.	661	7,411
Iljin Electric, Ltd. *	24,771	73,179
Ilshin Spinning Company, Ltd.	370	18,427
Ilsung Pharmaceutical Company, Ltd.	1,895	104,160
Industrial Bank of Korea *	135,230	1,648,548
Inzi Controls Company, Ltd.	6,050	16,902
Isu Chemical Company, Ltd.	7,460	99,329
Jahwa Electronics Company, Ltd.	15,120	127,891
Jeil Mutual Savings Bank	1,820	9,941
Jeil Pharmaceutical Company	13,980	119,076
Jeonbuk Bank, Ltd.	45,565	285,201

The accompanying notes are an integral part of the financial statements.
131

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Jinheung Mutual Savings Bank Company, Ltd.	36,500	$149,884
Joongang Construction Company, Ltd. *	1,260	6,237
KB Financial Group, Inc., ADR * (a)	337,408	17,366,390
KC Tech Company, Ltd.	26,049	103,398
KCC Corp.	5,367	1,608,236
KCTC	1,530	24,624
Keangnam Enterprises, Ltd. *	8,628	95,576
Keyang Electric Machinery Company, Ltd.	13,000	26,667
KG Chemical Corp.	5,600	54,546
Kia Motors Corp. *	211,370	3,319,976
KISCO Corp.	3,841	152,981
Kiswire, Ltd.	4,735	168,734
Kolon Engineering &
Construction Company, Ltd.	19,480	113,531
Korea Airport Service Company, Ltd.	2,720	74,396
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	18,527
Korea Circuit Company, Ltd. *	5,300	12,280
Korea Development Corp. *	3,750	18,683
Korea Development Financing Corp.	930	24,928
Korea Electric Terminal Company, Ltd.	5,770	108,077
Korea Exchange Bank	263,760	3,084,374
Korea Flange Company, Ltd. *	4,810	47,407
Korea Green Paper Manufacturing Company,
Ltd. *	4,634	6,639
Korea Investment Holdings Company, Ltd.	43,690	1,292,028
Korea Iron & Steel Company, Ltd.	778	53,786
Korea Kumho Petrochemical Company, Ltd.	13,710	320,423
Korea Line Corp. (a)	8,086	344,500
Korea Mutual Savings Bank *	1,980	24,331
Korea Polyol Company, Ltd.	887	36,077
Korean Air Lines Company, Ltd. *	39,790	1,616,289
Korean Petrochemical Industrial Company,
Ltd. *	2,430	97,871
KP Chemical Corp. *	27,370	174,953
KTB Network Corp. *	55,710	235,186
Kukdo Chemical Company, Ltd.	1,000	21,648
Kumho Industrial Company, Ltd.	26,880	282,764
Kumho Investment Bank	160,570	169,552
Kumho Tire Company, Inc. *	37,560	187,113
Kumkang Industrial Company, Ltd.	1,400	15,081
Kunsul Chemical Industrial Company, Ltd. *	1,970	23,658
Kwang Dong Pharmaceutical Company, Ltd.	51,130	132,452
Kyeryong Construction
Industrial Company, Ltd.	6,260	114,159
Kyung Nong Corp.	9,470	34,267
Kyungbang, Ltd. *	1,042	128,078
Lee Ku Industrial Company, Ltd.	8,395	10,555
LG Dacom Corp.	31,060	526,284
LG Display Company, Ltd., ADR (a)	152,600	2,186,758
LG Telecom, Ltd.	110,250	797,766
Lotte Chilsung Beverage Company, Ltd.	825	563,149
Lotte Confectionery Company, Ltd.	833	875,512
Lotte Samkang Company, Ltd.	924	155,148
Lotte Shopping Company, Ltd.	10,283	2,766,752
Manho Rope & Wire, Ltd.	1,350	19,787
Meritz Investment Bank *	60,525	42,379
Meritz Securities Company, Ltd.	186,570	216,081

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Moorim Paper Company, Ltd.	5,200	$51,515
Motonic Corp.	4,470	32,019
Namyang Dairy Products Company, Ltd.	531	250,415
Nexen Corp.	1,160	36,723
Nong Shim Holdings Company, Ltd.	2,560	158,840
On*Media Corp. *	74,260	209,683
Pacific Corp.	3,745	496,915
Pang Rim Company, Ltd. *	910	11,193
PaperCorea, Inc. *	2,800	18,749
Pohang Coated Steel Company, Ltd.	4,050	91,302
Poonglim Industrial Company, Ltd. *	3,790	8,619
Poongsan Corp. *	5,382	98,922
Poongsan Corp. *	6,767	137,109
Pumyang Construction Company, Ltd.	970	8,548
Pusan City Gas Company, Ltd.	7,300	140,261
S&T Corp.	12,830	135,691
S&T Daewoo Company, Ltd. *	1,220	27,164
S&T Dynamics Company, Ltd.	10,410	128,628
Saehan Media Company, Ltd. *	4,273	10,859
Sam Kwang Glass Industrial Company, Ltd.	750	25,369
Sam Lip General Foods Company, Ltd.	2,300	17,946
Sam Young Electronics Company, Ltd.	10,510	111,149
Sam Yung Trading Company, Ltd.	4,300	17,619
Sambu Construction Company, Ltd.	4,934	95,749
Samhwa Paint Industrial Company, Ltd.	5,090	16,383
Samick Musical Instruments Company, Ltd. *	8,450	6,449
Samick THK Company, Ltd.	6,800	12,971
Samsung SDI Company, Ltd.	34,482	4,341,734
Samwhan Corp.	6,280	60,517
Samyang Corp.	6,510	234,848
Samyang Genex Company, Ltd.	2,270	118,467
Samyang Tongsang Company, Ltd.	1,360	28,581
Savezone I & C Corp. *	16,880	23,307
Seah Besteel Corp.	12,390	168,799
SeAH Holdings Corp.	1,122	57,112
SeAH Steel Corp.	2,835	86,412
Sebang Company, Ltd.	11,820	141,115
Sejong Industrial Company, Ltd.	4,700	24,002
Seoul Securities Company, Ltd. *	457,300	435,177
Sgwicus Corp. *	8,400	15,299
SH Chemical Company, Ltd. *	30,567	14,990
Shin Poong Pharmaceutical Company, Ltd.	1,870	34,646
Shinhan Engineering & Construction
Company, Ltd.	6,016	77,179
Shinhan Financial Group Company, Ltd.,
SADR * (a)	193,907	15,545,524
Shinil Engineering Company, Ltd. *	3,180	12,150
Shinsegae Engineering & Construction
Company, Ltd.	700	8,135
Shinsung ENG Company, Ltd.	1,950	4,337
Shinsung FA Company, Ltd.	1,950	4,312
Shinyoung Securities Company, Ltd.	5,296	171,226
Silla Company, Ltd.	3,180	39,074
Sindo Ricoh Company, Ltd.	3,959	208,855
SJM Company, Ltd.	5,800	21,449
SK Corp.	35,524	3,382,165
SK Gas Company, Ltd.	2,870	132,089

The accompanying notes are an integral part of the financial statements.
132

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
SKC Company, Ltd.	15,700	$271,381
SL Corp.	3,400	16,881
Solomon Mutual Savings Bank *	3,600	15,780
Ssangyong Cement Industrial Company, Ltd. *	20,770	177,593
STX Pan Ocean Company, Ltd.	21,500	196,933
STX Shipbuilding Company, Ltd.	12,090	148,723
Suheung Capsule Company, Ltd.	2,800	17,783
Sung Bo Chemicals Company, Ltd.	950	28,943
Sungjee Construction Company, Ltd.	1,400	6,730
Sungshin Cement Company, Ltd. *	15,480	114,762
Sunjin Company, Ltd. *	1,260	34,051
Tae Kyung Industrial Company, Ltd.	10,000	40,285
Taegu Department Store Company, Ltd.	9,340	99,089
Taekwang Industrial Company, Ltd.	444	328,425
Taeyoung Engineering & Construction, Ltd.	55,620	274,893
Taihan Electric Wire Company, Ltd.	27,070	509,592
Taihan Textile Company, Ltd. *	290	5,892
Tailim Packaging Industrial Company, Ltd.	30,000	22,021
Telcoware Company, Ltd.	3,800	22,094
Trybrands, Inc. *	3,528	10,965
TS Corp.	2,180	95,725
Uangel Corp.	3,800	22,655
Unid Company, Ltd.	1,200	33,718
Union Steel Company, Ltd.	8,940	180,159
Wiscom Company, Ltd.	3,760	12,858
Woongjin Holdings Company, Ltd. *	36,730	360,841
Woori Investment & Securities Company, Ltd.	95,320	1,347,608
Yesco Company, Ltd.	1,950	43,896
Yoosung Enterprise Company, Ltd.	6,200	12,882
Youlchon Chemical Company, Ltd.	19,470	162,069
Young Poong Corp.	596	279,217
Young Poong Paper Manufacturing
Company, Ltd.	650	9,095
Youngone Corp. *	18,824	117,970
Youngone Holdings Company, Ltd.	4,706	89,896
Yuhwa Securities Company, Ltd.	3,410	42,833

		126,617,081
Taiwan - 12.18%
Accton Technology Corp.	664,000	236,833
Achem Technology Corp. *	103,000	32,422
AGV Products Corp. *	521,505	208,232
Ampoc Far-East Company, Ltd.	86,993	29,645
AmTRAN Technology Company, Ltd.	373,105	335,112
Arima Communication Corp. *	332,000	123,400
Arima Optoelectronics Corp. *	85,000	36,409
Asia Polymer Corp.	229,000	168,215
Asustek Computer, Inc.	1,752,818	3,000,111
AU Optronics Corp., ADR (a)	906,503	8,774,949
Audix Corp.	81,200	48,283
Aurora Systems Corp.	63,000	33,941
Avision, Inc.	77,751	31,381
Bank of Kaohsiung, Ltd. *	464,760	145,616
Behavior Technology Computer Corp. *	103,400	4,996
BES Engineering Corp.	2,195,700	617,500
C Sun Manufacturing, Ltd.	85,607	34,501
Carnival Industrial Corp. *	198,000	40,215

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Cathay Chemical Works, Inc.	93,000	$31,000
Cathay Real Estate Development
Company, Ltd. *	1,335,000	552,066
Central Reinsurance Company, Ltd. *	293,422	112,981
Chain Qui Development Company, Ltd.	75,000	63,302
Champion Building Materials Company, Ltd.	428,947	151,342
Chang Hwa Commercial Bank, Ltd.	4,676,000	2,139,307
Cheng Loong Corp. *	1,358,000	467,878
Cheng Uei Precision Industry Company, Ltd.	15,300	31,062
Chenming Mold Industrial Corp.	132,709	37,169
Chi Mei Optoelectronics Corp. *	6,570,400	3,456,812
Chia Hsin Cement Corp. *	661,457	346,237
Chien Shing Stainless Steel Company, Ltd. *	199,000	36,895
Chilisin Electronics Corp.	96,900	43,480
China Airlines, Ltd. *	1,862,806	621,354
China Development Financial Holdings Corp. *	14,052,287	3,724,884
China Electric Manufacturing Corp.	175,000	117,634
China General Plastics Corp. *	495,000	177,390
China Glaze Company, Ltd. *	109,203	62,912
China Manmade Fibers Corp.	1,729,000	328,164
China Metal Products Company, Ltd.	139,000	160,872
China Motor Company, Ltd. *	929,125	619,505
China Petrochemical Development Corp. *	2,652,320	865,515
China Steel Structure Company, Ltd.	169,000	125,103
China Synthetic Rubber Corp.	56,000	57,849
China Wire & Cable Company, Ltd. *	110,000	30,469
Chinatrust Finance Holding Company, Ltd.	1,678,696	1,086,694
Chin-Poon Industrial Company, Ltd.	571,571	441,364
Chun Yu Works & Company, Ltd.	155,000	43,474
Chun Yuan Steel Industrial Company, Ltd.	616,525	200,941
Chung Hsin Electric & Machinery
Manufacturing Corp.	4,000	2,241
Chung Hwa Pulp Corp.	487,000	203,635
Chunghwa Picture Tubes, Ltd. *	11,798,000	1,357,611
CMC Magnetics Corp. *	4,348,000	1,120,672
Collins Company, Ltd. *	130,200	33,971
Compal Electronics, Inc.	990,930	1,149,105
Compeq Manufactuing Company, Ltd. *	1,453,000	398,242
Continental Engineering Corp.	848,000	317,912
Delpha Construction Company, Ltd. *	181,000	61,088
D-Link Corp.	389,834	345,818
E.Sun Financial Holding Company, Ltd. *	5,150,741	2,144,113
Eastern Media International Corp. *	1,273,049	259,084
Eclat Textile Company, Ltd.	94,554	54,784
Edom Technology Company, Ltd. *	71,000	28,174
Elitegroup Computer Systems Company, Ltd.	968,793	415,483
Enlight Corp. *	163,769	5,490
Eternal Chemical Company, Ltd.	282,194	283,888
EVA Airways Corp. *	1,509,893	594,132
Everest Textile Company, Ltd. *	230,000	44,015
Evergreen Marine Corp. *	1,753,000	1,006,911
Everlight Chemical Industrial Corp.	423,000	308,468
Everspring Industry Company, Ltd. *	138,000	36,183
Evertop Wire Cable Corp. *	147,414	27,008
Excel Cell Electronic Company, Ltd.	34,000	13,522
Far Eastern International Bank *	1,632,065	481,929
Federal Corp. *	462,598	303,923

The accompanying notes are an integral part of the financial statements.
133

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
First Copper Technology Company, Ltd. *	356,000	$102,900
First Financial Holding Company, Ltd.	3,024,850	1,883,936
First Insurance Company, Ltd. *	122,475	43,715
Formosa Taffeta Company, Ltd.	1,399,000	933,795
Formosan Rubber Group, Inc.	235,000	146,593
Formosan Union Chemical	318,094	123,162
FU I Industrial Company, Ltd. *	202,000	51,041
Fwusow Industry Company, Ltd. *	119,970	43,139
Gigabyte Technology Company, Ltd.	854,000	720,515
Gigastorage Corp. *	87,600	45,490
Gold Circuit Electronics, Ltd. *	646,800	254,395
Goldsun Development & Construction
Company, Ltd.	1,452,658	748,864
Gordon Auto Body Parts Company, Ltd.	51,184	15,265
Grand Pacific Petrochemical Corp. *	783,000	322,021
Great China Metal Industry Company, Ltd.	90,000	59,487
GTM Corp. *	113,000	75,637
HannStar Display Corp. *	3,730,000	815,153
Hey Song Corp.	640,000	340,447
Hitron Technology, Inc.	47,305	28,244
Ho Tung Chemical Corp. *	576,030	238,314
Hocheng Group Corp. *	424,500	132,948
Hong TAI Electric Industrial Company, Ltd.	351,000	129,068
Hsin Kuang Steel Company, Ltd.	312,085	245,521
Hsing TA Cement Company, Ltd.	435,000	138,059
Hua Eng Wire & Cable Company, Ltd. *	994,000	283,894
Hung Ching Development Company, Ltd.	166,000	97,855
Hung Sheng Construction Company, Ltd.	752,000	340,386
Hwa Fong Rubber Company, Ltd. *	427,770	181,273
Ichia Technologies, Inc. *	478,180	234,420
Inotera Memories, Inc. *	799,000	512,454
International Semiconductor Technology, Ltd. *	418,000	139,784
Inventec Company, Ltd.	2,126,410	1,230,558
Johnson Health Tech Company, Ltd.	42,840	38,625
Jui Li Enterprise Company, Ltd. *	66,950	19,516
K Laser Technology, Inc.	82,214	47,628
Kaulin Manufacturing Company, Ltd.	202,710	100,190
KEE TAI Properties Company, Ltd.	327,001	165,255
Kindom Construction Company, Ltd.	438,000	315,388
King Yuan Electronics Company, Ltd.	1,771,796	689,228
King's Town Bank *	1,267,000	317,537
Kinpo Electronics, Inc. *	1,828,269	491,899
Kwong Fong Industries Corp. *	998,000	237,041
Lan Fa Textile Company, Ltd. *	169,781	42,782
Lead Data, Inc. *	182,000	28,646
Lealea Enterprise Company, Ltd. *	984,350	190,502
Lee Chang Yung Chemical Industries, Corp.	181,675	198,955
LEE CHI Enterprises Company, Ltd.	118,000	37,164
Li Peng Enterprise Company, Ltd. *	643,864	206,618
Lien Hwa Industrial Corp.	753,807	349,531
Lingsen Precision Industries, Ltd.	372,481	142,072
Lite-On Technology Corp.	1,842,757	2,418,083
Long Chen Paper Company, Ltd. *	629,797	229,005
Lucky Cement Corp. *	390,000	101,078
Macronix International Company, Ltd.	3,345,187	1,842,600
Mayer Steel Pipe Corp. *	270,522	156,160

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Mega Financial Holding Company, Ltd.	12,395,000	$7,818,632
Meiloon Industrial Company, Ltd.	103,048	39,147
Mercuries Data Systems, Ltd. *	204,000	47,346
Micro-Star International Company, Ltd.	1,410,264	923,714
Mitac International	1,913,956	835,649
Mitac Technology Corp.	460,000	430,224
Mobiletron Electronics Company, Ltd. *	56,000	41,080
Mustek Systems, Inc. *	28,367	3,098
Namchow Chemical Industrial Company, Ltd. *	180,000	74,862
Nien Hsing Textile Company, Ltd.	663,000	340,225
Optimax Technology Corp. *	285,000	10,629
Oriental Union Chemical Corp.	311,000	193,082
Pacific Construction Company, Ltd. *	160,000	22,311
Pan Jit International, Inc.	261,978	165,292
Phihong Technology Company, Ltd.	417,919	288,797
Phoenix Precision Technology Corp. *	1,013,997	696,459
Pou Chen Corp.	764,400	493,934
Prodisc Technology, Inc. *	762,000	11,902
Quintain Steel Company, Ltd. *	434,000	84,927
Ralec Electronic Corp.	39,292	49,825
Reward Wool Industry Corp. *	186,000	37,175
Rexon Industrial Corp., Ltd. *	80,000	22,382
Ritek Corp. *	3,913,000	1,038,422
Sampo Corp. *	1,318,000	211,068
Sanyang Industrial Company, Ltd. *	898,924	405,449
SDI Corp.	68,000	55,461
Sheng Yu Steel Company, Ltd.	169,000	119,689
Shinkong Insurance Company, Ltd. *	180,621	86,562
Shinkong Synthetic Fibers Corp.	2,012,000	524,261
Sigurd Microelectronics Corp.	376,293	205,872
Sinon Corp.	368,650	153,734
SinoPac Holdings Company, Ltd. *	9,862,000	4,028,517
Siward Crystal Technology Company, Ltd.	64,213	27,197
Solomon Technology Corp. *	78,394	31,068
Southeast Cement Company, Ltd. *	295,000	106,551
Spirox Corp.	82,068	44,325
Springsoft, Inc.	44,000	40,529
Stark Technology, Inc.	57,000	32,809
Sunplus Technology Company, Ltd. *	627,945	455,375
Ta Chen Stainless Pipe Company, Ltd. *	470,000	341,176
Ta Chong Bank, Ltd. *	3,180,000	583,453
Ta Ya Electric Wire & Cable Company, Ltd. *	965,244	209,799
Tah Hsin Industrial Company, Ltd.	217,000	148,989
TA-I Technology Company, Ltd.	117,745	91,310
Taichung Commercial Bank	1,598,112	400,388
Tainan Enterprises Company, Ltd.	194,250	144,590
Tainan Spinning Company, Ltd. *	1,725,000	652,553
Taishin Financial Holdings Company, Ltd. *	6,569,000	2,849,979
Taisun Enterprise Company, Ltd. *	361,000	128,621
Taita Chemical Company, Ltd. *	103,000	40,402
Taiwan Business Bank *	3,486,000	904,940
Taiwan Cooperative Bank	5,148,467	3,166,947
Taiwan Fu Hsing Industrial Company, Ltd.	231,000	128,477
Taiwan Glass Industrial Corp.	780,069	617,192
Taiwan Kolin Company, Ltd. * (k)	327,000	0
Taiwan Mask Corp.	479,000	173,133

The accompanying notes are an integral part of the financial statements.
134

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Taiwan Paiho, Ltd.	383,200	$209,944
Taiwan Pulp & Paper Corp. *	394,000	122,983
Taiwan Sakura Corp.	103,006	41,097
Taiwan Styrene Monomer Corp. *	718,159	293,148
Taiyen Biotech Company, Ltd. *	335,000	206,636
Tatung Company, Ltd. *	5,377,000	1,220,789
Teapo Electronic Corp. *	205,000	28,845
Teco Electric & Machinery Company, Ltd.	2,874,000	1,247,347
Tex-Ray Industrial Company, Ltd. *	90,000	21,933
Ton Yi Industrial Corp.	664,000	238,048
Twinhead International Corp. *	224,000	33,831
TYC Brother Industrial Company, Ltd.	149,000	99,013
Tycoons Group Enterprise Company, Ltd. *	566,000	98,098
Tze Shin International Company, Ltd. *	49,693	20,082
Unimicron Technology Corp.	298,000	360,816
Union Bank of Taiwan *	842,000	160,276
Unitech Electronics Company, Ltd.	81,039	45,044
Unitech Printed Circuit Board Corp. *	609,550	216,347
United Integrated Services Company, Ltd.	192,000	94,463
United Microelectronics Corp. *	18,117,794	8,829,459
Universal Cement Corp. *	868,108	431,095
Universal Scientific Industrial Company, Ltd.	1,342,891	624,016
UPC Technology Corp.	875,374	407,394
USI Corp. *	883,000	421,723
U-Tech Media Corp. *	180,000	75,041
Ve Wong Corp.	64,050	50,536
Walsin Lihwa Corp. *	4,214,000	1,444,327
Walsin Technology Corp. *	881,064	379,711
Wan Hai Lines, Ltd. *	824,000	436,880
Waterland Financial Holding Company *	2,555,007	813,413
Wei Chih Steel Industrial Company, Ltd. *	100,000	21,862
Winbond Electronics Corp. *	4,720,000	950,581
Wintek Corp. *	1,522,000	1,108,820
WUS Printed Circuit Company, Ltd. *	555,000	173,822
Yageo Corp.	3,548,000	990,400
Yang Ming Marine Transport Corp.	2,125,709	833,143
Yi Jinn Industrial Company, Ltd. *	219,800	34,368
Yieh Phui Enterprise Company, Ltd.	1,642,733	585,747
Yosun Industrial Corp.	234,289	181,441
Yuen Foong Yu Paper Manufacturing
Company, Ltd. *	1,620,982	555,396
Yulon Motor Company, Ltd.	1,281,827	1,469,129
Yulon Nissan Motor Company, Ltd. *	270,000	644,382
Yung Chi Paint & Varnish Manufacturing
Company, Ltd.	63,787	80,765
Yungtay Engineering Company, Ltd.	529,000	364,516
Zig Sheng Industrial Company, Ltd. *	207,264	60,316
Zippy Technology Corp.	82,950	38,908
Zyxel Communications Corp.	194,000	131,578

		117,733,693
Thailand - 1.84%
Aapico Hitech PCL *	120,600	30,141
Asia Plus Securities PCL	440,200	25,824
Bangchak Petroleum PCL	613,200	258,788
Bangkok Aviation Fuel Services PCL	139,371	32,121
Bangkok Bank PCL, Foreign Shares	145,000	533,565

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
Bangkok Bank PCL, NVDR	1,131,100	$4,094,390
Bangkok Expressway PCL	436,200	241,536
Bangkok Insurance PCL	1,500	10,641
Bangkok Land PCL *	6,345,600	127,254
Bank of Ayudhya PCL, Foreign Shares	2,762,100	1,586,582
Cal-Comp Electronics Thailand PCL	1,880,300	195,853
Capital Nomura Securities PCL	25,000	15,489
CH. Karnchang PCL	427,900	80,688
Charoen Pokphand Foods PCL	4,090,900	973,441
Delta Electronics Thailand PCL	693,000	367,139
Eastern Water Resources Development &
Management PCL	295,200	33,399
Golden Land Property PCL *	37,000	3,875
Hana Microelectronics PCL	90,000	51,452
Hemaraj Land & Development PCL	4,907,500	121,916
IRPC PCL	3,200,000	415,684
Italian-Thai Development PCL *	2,420,700	268,081
Jasmine International PCL	848,500	13,460
KGI Securities Thailand PCL	1,851,200	75,910
Kiatnakin Finance PCL	238,300	169,043
Krung Thai Bank PCL	6,088,200	1,649,153
Krungthai Card PCL	134,500	51,932
MBK PCL	46,300	87,306
Nakornthai Strip Mill PCL *	12,761,300	106,949
National Finance PCL	1,082,400	563,716
Padaeng Industry PCL	79,100	38,828
Polyplex PCL	372,400	73,566
Power Line Engineering PCL *	224,700	14,258
Pranda Jewelry PCL	214,300	33,354
Precious Shipping PCL	577,100	309,192
PTT Chemical PCL	719,500	1,577,473
Regional Container Lines PCL *	209,100	71,348
Saha-Union PCL	157,500	82,026
Sahaviriya Steel Industries PCL *	5,606,100	171,153
Sansiri PCL	965,300	127,127
SC Asset Corp. PCL	168,200	52,861
Seamico Securities PCL	416,000	28,887
Serm Suk PCL	86,700	37,608
Shin Satellite PCL *	488,500	110,391
Siam City Bank PCL	1,066,450	730,970
Sino Thai Engineering & Construction PCL *	314,900	62,207
Sri Trang Agro-Industry PCL	60,500	25,895
Supalai PCL	991,500	166,190
Tata Steel Thailand PCL *	6,083,300	364,160
Thai Oil PCL	351,000	475,389
Thai Plastic & Chemical PCL	352,400	193,024
Thai Stanley Electric PCL	9,500	30,994
Thoresen Thai Agencies PCL	367,260	285,806
Tipco Asphalt PCL *	97,100	82,830
TPI Polene PCL *	1,434,900	455,251
Vanachai Group PCL	672,300	44,672

		17,830,788
Turkey - 2.93%
Adana Cimento Sanayii	141,558	58,252
Akcansa Cimento AS	84,580	343,222
Akenerji Elektrik Uretim AS	29,890	280,643

The accompanying notes are an integral part of the financial statements.
135

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
Aksa Akrilik Kimya Sanayii AS *	170,085	$176,996
Aksigorta AS	231,109	829,174
Alarko Holding AS	146,982	405,714
Anadolu Cam Sanayii AS *	171,177	216,445
Anadolu Isuzu Otomotiv Sanayi AS *	6,122	26,892
Anadolu Sigorta AS	306,519	272,025
Arcelik AS *	373,263	1,085,819
Aygaz AS	179,454	704,394
Bati Cimento AS *	7,926	33,199
BatiSoke AS *	23,755	19,887
Bolu Cimento Sanayii AS	105,896	116,560
Borusan Mannesmann Boru Sanayi AS *	14,559	115,911
Brisa Bridgestone Sabanci Lastik San ve Tic
AS	832	35,993
Cemtas Celik Makina Sanayi ve Ticaret AS	98,165	52,437
Cimsa Cimento Sanayi ve Ticaret AS	97,578	431,529
Dogan Sirketler Grubu Holdings AS *	1,541,781	1,170,497
Dogus Otomotiv Servis ve Ticaret AS *	76,312	263,085
Eczacibasi Ilac Sanayi AS	333,256	358,246
Eregli Demir ve Celik Fabrikalari *	886,472	3,846,177
Gentas Genel Metal Sanayi ve Ticaret AS *	43,807	33,478
Global Yatirim Holding AS *	380,889	223,680
Goldas Kuyumculuk Sanayi AS *	54,846	38,623
Goodyear Lastikleri	18,938	158,604
GSD Holding AS *	418,949	206,465
Gunes Sigorta AS *	118,521	153,105
Hektas Ticaret TAS *	67,687	42,027
Hurriyet Gazetecilik AS *	393,389	357,210
Ihlas Holding AS *	544,592	191,278
Izmir Demir Celik Sanayi AS *	32,233	52,209
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS *	371,286	208,126
KOC Holdings AS *	888,143	2,345,302
Konya Cimento Sanayii AS	708	26,963
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS *	330,219	537,562
Marmaris Marti Otel Isletmeleri AS *	100,968	48,483
Menderes Tekstil Sanayi ve Ticaret AS *	126,375	32,457
Mutlu Aku ve Malzemeleri Sanayi AS *	28,331	34,672
Net Turizm Ticaret ve Sanayi AS *	98,338	56,485
Nortel Networks Netas Telekomunikasyon AS	15,339	443,252
Parsan Makina Parcalari Sanayii AS *	48,236	44,040
Petkim Petrokimya Holding AS *	156,307	791,954
Pinar Entegre Et ve Un Sanayi AS	36,324	90,377
Pinar Sut Mamulleri Sanayii AS	25,633	110,125
Sanko Pazarlama Ithalat Ihracat AS *	20,076	38,522
Sarkuysan Elektrolitik Bakir AS *	84,128	156,884
Sekerbank *	236,181	400,616
Tekfen Holding AS *	254,173	735,864
Tekstil Bankasi AS *	84,007	50,062
Tofas Turk Otomobil Fabrik AS	214,244	606,070
Trakya Cam Sanayi AS *	381,431	468,551
Turcas Petrolculuk AS	68,710	207,197
Turk Ekonomi Bankasi AS *	412,721	512,369
Turk Hava Yollari AS	630,000	1,645,456
Turk Sise ve Cam Fabrikalari AS *	670,291	716,975
Turkiye Is Bankasi AS	357,501	1,405,840

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
Turkiye Sinai Kalkinma Bankasi AS *	578,347	$576,241
Turkiye Vakiflar Bankasi Tao *	1,365,250	3,148,047
Ulker Gida Sanayi ve Ticaret AS	110,020	266,334
Usas Ucak Servisi AS	27,986	32,098
Uzel Makina Sanayi AS *	20,846	0
Uzel Makina Sanayi AS *	2,084	0
Vestel Elektronik Sanayi ve Tracaret AS *	152,180	242,017

		28,278,717
United Kingdom - 0.01%
Lukoil Oil Company, ADR	900	48,780

United States - 0.72%
Grupo Aeroportuario del Centro Norte Sab de
CV (a)	2,111	26,535
Patni Computer Systems, Ltd., SADR	3,538	65,453
Sterlite Industries India, Ltd. (a)	414,337	6,616,962
Yanzhou Coal Mining Company, Ltd.	17,719	255,508

		6,964,458

TOTAL COMMON STOCKS (Cost $744,886,448)		$940,005,463

PREFERRED STOCKS - 3.67%

Brazil - 3.67%
Banco ABC Brasil SA *	96,300	570,755
Banco Cruzeiro do Sul SA (h)	14,000	73,888
Banco Daycoval SA *	109,400	531,068
Banco do Estado do Rio Grande do Sul SA (h)	257,800	1,586,148
Banco Industrial e Comercial SA (h)	162,700	1,065,320
Banco Panamericano SA (h)	143,300	566,211
Banco Pine SA (h)	47,200	291,203
Banco Sofisa SA *	88,400	310,867
Bardella SA Industrias Mecanicas *	916	67,733
Companhia de Ferro Ligas da Bahia (h)	9,100	66,776
Companhia de Tecidos Norte de Minas (h)	105,600	351,086
Confab Industrial SA (h)	388,636	1,213,116
Duratex SA (h)	133,100	2,107,392
Forjas Taurus SA *	12,540	54,716
Klabin SA (h)	651,700	1,545,010
Mahle-Metal Leve SA Industria e Comercio *	1,500	18,957
Marcopolo SA (h)	236,900	815,698
Metalurgica Gerdau SA (h)	332,600	5,566,488
Parana Banco SA (h)	21,400	117,775
Sao Paulo Alpargatas SA *	9,700	416,121
Saraiva SA Livreiros Editores (h)	4,500	80,216
Suzano Papel e Celulose SA *	245,200	2,588,191
Telemar Norte Leste SA, Class A (h)	65,000	2,134,991
Uniao de Industrias Petroquimicas SA, ,
Class B (h)	984,500	644,626
Universo Online SA (h)	68,800	326,214
Usinas Siderurgicas de Minas Gerais SA,
Class A (h)	467,600	12,328,740

		35,439,306

TOTAL PREFERRED STOCKS (Cost $24,051,687)		$35,439,306

The accompanying notes are an integral part of the financial statements.
136

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.00%

India - 0.00%
Fortis Healthcare, Ltd. (Expiration Date
10/15/2009, Strike Price INR 110.00) *	34,768	$506

Malaysia - 0.00%
IJM Corp. BHD (Expiration Date 10/16/2009,
Strike Price: MYR 0.25) *	230,118	0

Poland - 0.00%
Polski Koncern Miesny Duda SA (Expiration
Date 10/20/2009, Strike Price PLN 1.10) *	84,749	11,516

South Africa - 0.00%
Paladin Capital, Ltd. (Expiration Date
10/07/2009, Strike Price ZAR 1.17) *	40,459	1,293

TOTAL RIGHTS (Cost $110,220)		$13,315

SECURITIES LENDING COLLATERAL - 7.08%

United States - 7.08%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	6,840,677	68,475,176

TOTAL SECURITIES LENDING COLLATERAL
(Cost $68,477,842)		$68,475,176

REPURCHASE AGREEMENTS - 0.22%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$2,095,001 on 10/01/2009,
collateralized by $2,055,000
Federal Home Loan Bank, 4.50%
due 09/13/2019 (valued at
$2,137,200, including interest)	$2,095,000	$2,095,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,095,000)		$2,095,000

Total Investments (Emerging Markets Value Trust)
(Cost $839,621,197) - 108.23%		$1,046,028,260
Other assets and liabilities, net - (8.23)%		(79,504,381)

TOTAL NET ASSETS - 100.00%		$966,523,879

The portfolio had the following five top industry concentrations as of September 30, 2009 (as a percentage of total net assets):

Banking	16.89%
Financial Services	12.11%
Steel	6.87%
Holdings Companies/Conglomerates	4.50%
Real Estate	4.12%

Emerging Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.86%

Basic Materials - 3.07%
Intrepid Potash, Inc. * (a)	26,300	$620,417
Olin Corp.	70,745	1,233,793

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
RTI International Metals, Inc. *	39,005	$971,614
Steel Dynamics, Inc.	62,040	951,694

		3,777,518
Communications - 8.70%
Art Technology Group, Inc. *	333,675	1,287,985
AsiaInfo Holdings, Inc. *	37,579	750,453
Blue Coat Systems, Inc. *	52,400	1,183,716
GSI Commerce, Inc. *	90,720	1,751,803
Liberty Media Corp. - Capital, Series A *	49,855	1,042,967
Rackspace Hosting, Inc. * (a)	58,301	994,615
RightNow Technologies, Inc. *	71,050	1,025,962
Starent Networks Corp. * (a)	49,320	1,253,714
Vocus, Inc. *	67,785	1,416,029

		10,707,244
Consumer, Cyclical - 17.20%
Autoliv, Inc.	34,155	1,147,608
Bally Technologies, Inc. *	45,570	1,748,521
Brinker International, Inc.	49,070	771,871
Chico's FAS, Inc. *	94,190	1,224,470
Citi Trends, Inc. *	44,495	1,266,773
CKE Restaurants, Inc.	87,695	919,921
Conn's, Inc. * (a)	61,850	698,286
DTS, Inc. *	23,110	632,752
Goodyear Tire & Rubber Company *	58,840	1,002,045
Gymboree Corp. *	26,960	1,304,325
Hibbett Sports, Inc. *	37,265	679,341
Knoll, Inc.	122,905	1,281,899
Lumber Liquidators, Inc. * (a)	53,685	1,164,428
OfficeMax, Inc. *	95,195	1,197,553
Saks, Inc. * (a)	140,310	956,914
Tempur-Pedic International, Inc. *	66,420	1,257,995
Texas Roadhouse, Inc., Class A *	76,190	809,138
TiVo, Inc. *	140,465	1,455,217
Warnaco Group, Inc. *	37,375	1,639,267

		21,158,324
Consumer, Non-cyclical - 23.52%
Aaron, Inc., Class B (a)	29,610	781,704
Alexion Pharmaceuticals, Inc. *	17,663	786,710
Alliance Imaging, Inc. *	145,950	826,077
Amedisys, Inc. * (a)	20,305	885,907
American Public Education, Inc. *	14,030	487,402
Capella Education Company * (a)	12,134	817,104
Diamond Foods, Inc.	33,795	1,071,977
Emergency Medical Services Corp., Class A *	23,173	1,077,544
Eurand NV *	19,664	297,713
Genoptix, Inc. * (a)	26,970	938,017
Halozyme Therapeutics, Inc. *	107,525	764,503
HMS Holdings Corp. *	25,960	992,451
Human Genome Sciences, Inc. *	48,925	920,768
ICF International, Inc. *	28,935	877,309
ICON PLC, SADR *	44,705	1,094,825
Internet Brands, Inc., Class A *	160,905	1,284,022
IPC The Hospitalist Company *	21,450	674,602
Masimo Corp. *	23,095	605,089
Momenta Pharmaceuticals, Inc. *	40,555	430,289

The accompanying notes are an integral part of the financial statements.
137

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Natus Medical, Inc. *	64,255	$991,455
Netflix, Inc. * (a)	23,885	1,102,770
Nuvasive, Inc. * (a)	23,520	982,195
Onyx Pharmaceuticals, Inc. *	25,554	765,853
Psychiatric Solutions, Inc. *	53,925	1,443,033
Sirona Dental Systems, Inc. *	38,740	1,152,515
Sun Healthcare Group, Inc. *	88,647	765,910
Team, Inc. *	41,635	705,713
The Geo Group, Inc. *	49,377	995,934
Thoratec Corp. *	28,365	858,609
United Natural Foods, Inc. *	38,775	927,498
United Therapeutics Corp. * (a)	15,045	737,055
Volcano Corp. *	65,030	1,093,805
Wright Medical Group, Inc. *	45,230	807,808

		28,944,166
Energy - 3.95%
Carrizo Oil & Gas, Inc. * (a)	52,080	1,275,439
Goodrich Petroleum Corp. * (a)	26,965	695,967
Penn Virginia Corp.	37,650	862,562
SandRidge Energy, Inc. * (a)	77,770	1,007,899
Superior Energy Services, Inc. *	45,435	1,023,196

		4,865,063
Financial - 8.48%
Affiliated Managers Group, Inc. * (a)	14,736	957,987
Artio Global Investors, Inc. *	23,444	613,061
Broadpoint Gleacher Securities, Inc. *	124,845	1,041,207
Columbia Banking System, Inc.	57,200	946,660
Corporate Office Properties Trust, REIT	27,045	997,420
IBERIABANK Corp.	17,079	778,119
Janus Capital Group, Inc.	81,140	1,150,565
LaSalle Hotel Properties, REIT	34,410	676,501
Lazard, Ltd., Class A	24,650	1,018,291
Stifel Financial Corp. *	26,153	1,435,800
Sunstone Hotel Investors, Inc., REIT	115,435	819,588

		10,435,199
Industrial - 11.88%
Actuant Corp., Class A	47,960	770,238
Atlas Air Worldwide Holdings, Inc. *	29,540	944,394
Barnes Group, Inc.	72,451	1,238,187
BE Aerospace, Inc. *	68,990	1,389,459
Clean Harbors, Inc. *	16,471	926,658
Esterline Technologies Corp. *	23,950	939,079
Genco Shipping & Trading, Ltd. (a)	38,525	800,549
Genesee & Wyoming, Inc., Class A *	26,605	806,664
Greif, Inc., Class A	20,235	1,113,937
Kaydon Corp.	27,985	907,274
Mettler-Toledo International, Inc. *	10,182	922,387
Packaging Corp. of America	61,064	1,245,706
Peace Mark Holdings, Ltd. * (a)	464,000	0
Snap-on, Inc.	30,734	1,068,314
Stanley, Inc. *	33,846	870,519
UTI Worldwide, Inc.	46,310	670,569

		14,613,934

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology - 21.06%
3PAR, Inc. * (a)	156,220	$1,723,107
Atmel Corp. *	309,670	1,297,517
Blackboard, Inc. *	25,670	969,812
Commvault Systems, Inc. *	46,240	959,480
FactSet Research Systems, Inc. (a)	25,760	1,706,342
Fairchild Semiconductor International, Inc. *	139,500	1,427,085
Hittite Microwave Corp. *	25,210	927,224
JDA Software Group, Inc. *	43,835	961,740
MedAssets, Inc. *	43,235	975,814
Monolithic Power Systems, Inc. *	53,345	1,250,940
NCI, Inc. *	27,930	800,474
NCR Corp. *	84,335	1,165,510
Netezza Corp. *	137,440	1,544,826
Palm, Inc. * (a)	117,095	2,040,966
Phase Forward, Inc. *	56,100	787,644
Rosetta Stone, Inc. * (a)	46,275	1,062,474
Rovi Corp. *	23,663	795,077
Skyworks Solutions, Inc. *	92,845	1,229,268
Solera Holdings, Inc.	41,481	1,290,474
Teradyne, Inc. * (a)	163,040	1,508,120
Ultimate Software Group, Inc. *	51,645	1,483,244

		25,907,138

TOTAL COMMON STOCKS (Cost $100,253,681)		$120,408,586

SECURITIES LENDING COLLATERAL - 16.20%

Securities Lending Collateral - 16.20%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	1,990,549	19,925,398

TOTAL SECURITIES LENDING COLLATERAL
(Cost $19,926,959)		$19,925,398

Total Investments (Emerging Small Company Trust)
(Cost $120,180,640) - 114.06%		$140,333,984
Other assets and liabilities, net - (14.06)%		(17,298,178)

TOTAL NET ASSETS - 100.00%		$123,035,806

Equity-Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.39%

Basic Materials - 6.08%
Alcoa, Inc. (a)	536,800	$7,042,816
E.I. Du Pont de Nemours & Company	501,100	16,105,354
Eli Lilly & Company	451,200	14,903,136
International Flavors & Fragrances, Inc.	375,900	14,257,887
International Paper Company	1,054,800	23,448,204
MeadWestvaco Corp.	502,500	11,210,775
Nucor Corp. (a)	402,600	18,926,226
Weyerhaeuser Company	172,600	6,325,790

		112,220,188
Communications - 9.09%
AT&T, Inc.	1,343,449	36,286,557

The accompanying notes are an integral part of the financial statements.
138

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Cablevision Systems Corp., Class A	550,400	$13,072,000
CBS Corp., Class B (a)	172,350	2,076,818
Cisco Systems, Inc. *	362,500	8,533,250
eBay, Inc. *	530,100	12,515,661
McGraw-Hill Companies, Inc.	648,600	16,305,804
Qwest Communications International, Inc. (a)	2,876,300	10,958,703
Sprint Nextel Corp. *	1,218,500	4,813,075
The New York Times Company, Class A (a)	865,400	7,027,048
Time Warner, Inc.	879,100	25,300,498
Verizon Communications, Inc.	589,200	17,835,084
Vodafone Group PLC	3,500,117	7,855,737
WPP PLC, SADR	597,677	5,137,329

		167,717,564
Consumer, Cyclical - 9.84%
Bed Bath & Beyond, Inc. * (a)	615,959	23,123,101
D.R. Horton, Inc. (a)	353,000	4,027,730
Genuine Parts Company	224,400	8,540,664
Harley-Davidson, Inc. (a)	404,500	9,303,500
Harman International Industries, Inc.	209,900	7,111,412
Home Depot, Inc. (a)	1,091,600	29,080,224
Macy's, Inc.	413,800	7,568,402
Marriott International, Inc., Class A (a)	487,626	13,453,601
Mattel, Inc.	683,375	12,615,103
MGM Mirage, Inc. * (a)	482,500	5,809,300
Southwest Airlines Company (a)	1,058,000	10,156,800
Tiffany & Company (a)	290,200	11,181,406
Walt Disney Company	733,300	20,136,418
Whirlpool Corp. (a)	278,700	19,497,852

		181,605,513
Consumer, Non-cyclical - 11.28%
Amgen, Inc. *	200,800	12,094,184
Anheuser-Busch InBev NV	166,965	7,634,588
Avery Dennison Corp.	370,100	13,327,301
Bristol-Myers Squibb Company	671,725	15,127,247
Fortune Brands, Inc.	564,000	24,240,720
H & R Block, Inc.	165,000	3,032,700
Hershey Company	714,500	27,765,470
Johnson & Johnson	282,000	17,170,980
Kimberly-Clark Corp.	225,600	13,305,888
Kraft Foods, Inc., Class A	531,775	13,969,729
McCormick & Company, Inc.	231,300	7,850,322
Merck & Company, Inc. (a)	632,050	19,991,741
WellPoint, Inc. *	173,400	8,212,224
Wyeth	504,300	24,498,894

		208,221,988
Energy - 15.57%
Anadarko Petroleum Corp.	336,700	21,121,191
BJ Services Company	292,325	5,679,875
BP PLC, SADR (a)	423,075	22,520,282
Chevron Corp.	676,900	47,674,067
ConocoPhillips Company	156,400	7,063,024
CONSOL Energy, Inc.	164,900	7,438,639
Duke Energy Corp. (a)	802,500	12,631,350
Entergy Corp.	180,500	14,414,730
Exxon Mobil Corp.	676,900	46,442,109

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Murphy Oil Corp.	420,900	$24,231,213
Royal Dutch Shell PLC, ADR (a)	643,700	36,813,203
Schlumberger, Ltd.	364,700	21,736,120
Spectra Energy Corp.	393,150	7,446,261
Sunoco, Inc.	321,800	9,155,210
Williams Companies, Inc.	167,900	3,000,373

		287,367,647
Financial - 21.11%
Allied Irish Banks PLC - London Exchange *	18,097	85,053
Allied Irish Banks PLC, SADR *	319,500	3,009,690
American Express Company	1,063,600	36,056,040
Bank of America Corp.	2,828,493	47,858,102
Bank of New York Mellon Corp.	783,700	22,719,463
Capital One Financial Corp.	387,175	13,833,763
Chubb Corp.	167,900	8,463,839
Federal National Mortgage Association * (a)	449,759	683,634
Goldman Sachs Group, Inc.	89,100	16,425,585
JPMorgan Chase & Company	1,619,775	70,978,540
KeyCorp	1,057,300	6,872,450
Legg Mason, Inc. (a)	212,802	6,603,246
Lincoln National Corp.	568,900	14,740,199
Marsh & McLennan Companies, Inc.	902,500	22,318,825
Marshall & Ilsley Corp.	394,800	3,186,036
NYSE Euronext	223,900	6,468,471
Progressive Corp. *	520,300	8,626,574
SLM Corp. *	1,069,000	9,321,680
SunTrust Banks, Inc.	620,400	13,990,020
The Travelers Companies, Inc.	201,500	9,919,845
U.S. Bancorp	1,271,600	27,797,176
UBS AG - Swiss Exchange *	444,200	8,141,455
UBS AG *	7,350	134,578
Wells Fargo & Company (a)	1,119,500	31,547,510

		389,781,774
Industrial - 13.16%
3M Company	419,800	30,981,240
Black & Decker Corp.	144,500	6,688,905
Boeing Company (a)	366,600	19,851,390
Cooper Industries PLC	290,200	10,902,814
Deere & Company	391,800	16,816,056
Eaton Corp.	115,600	6,541,804
General Electric Company	2,989,400	49,085,948
Honeywell International, Inc.	375,700	13,957,255
Illinois Tool Works, Inc.	564,000	24,088,440
Lockheed Martin Corp.	112,000	8,744,960
Masco Corp.	881,900	11,394,148
Pall Corp.	86,600	2,795,448
United Parcel Service, Inc., Class B (a)	328,100	18,527,807
USG Corp. * (a)	363,000	6,236,340
Vulcan Materials Company (a)	301,900	16,323,733

		242,936,288
Technology - 5.35%
Accenture PLC	115,000	4,286,050
Analog Devices, Inc.	587,800	16,211,524
Applied Materials, Inc.	491,400	6,584,760
Computer Sciences Corp. *	335,824	17,701,283

The accompanying notes are an integral part of the financial statements.
139

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Dell, Inc. *	725,125	$11,065,408
Electronic Arts, Inc. *	251,800	4,796,790
Intel Corp.	566,700	11,090,319
Microsoft Corp.	1,043,525	27,016,862

		98,752,996
Utilities - 4.91%
CenterPoint Energy, Inc.	224,400	2,789,292
Constellation Energy Group, Inc.	288,900	9,351,693
FirstEnergy Corp.	172,300	7,877,556
NiSource, Inc.	994,900	13,819,161
NRG Energy, Inc. *	145,900	4,112,921
PG&E Corp.	290,300	11,754,247
Pinnacle West Capital Corp.	290,200	9,524,364
Progress Energy, Inc.	373,900	14,604,534
Teco Energy, Inc. (a)	250,300	3,524,224
Xcel Energy, Inc.	693,800	13,348,712

		90,706,704

TOTAL COMMON STOCKS (Cost $1,773,858,462)		$1,779,310,662

CONVERTIBLE BONDS - 0.52%

Consumer, Cyclical - 0.52%
Ford Motor Company
4.25% due 12/15/2036	9,445,000	9,574,869

TOTAL CONVERTIBLE BONDS (Cost $5,210,524)		$9,574,869

SECURITIES LENDING COLLATERAL - 13.81%

Securities Lending Collateral - 13.81%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	25,462,755	254,882,175

TOTAL SECURITIES LENDING COLLATERAL
(Cost $254,896,470)		$254,882,175

SHORT TERM INVESTMENTS - 2.94%
T. Rowe Price Reserve Investment
Fund, 0.3011%	$54,235,541	$54,235,541

TOTAL SHORT TERM INVESTMENTS
(Cost $54,235,541)		$54,235,541

REPURCHASE AGREEMENTS - 0.05%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$982,000 on 10/01/2009,
collateralized by $965,000 Federal
Home Loan Bank, 4.50% due
09/13/2019 (valued at $1,003,600,
including interest)	$982,000	$982,000

TOTAL REPURCHASE AGREEMENTS
(Cost $982,000)		$982,000

Total Investments (Equity-Income Trust)
(Cost $2,089,182,997) - 113.71%		$2,098,985,247
Other assets and liabilities, net - (13.71)%		(253,048,356)

TOTAL NET ASSETS - 100.00%		$1,845,936,891

Financial Services Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.50%

Consumer, Non-cyclical - 8.50%
Companhia Brasileira de Meios de Pagamento	29,700	$294,720
Dun & Bradstreet Corp.	36,600	2,756,712
H & R Block, Inc.	60,000	1,102,800
Moody's Corp.	130,800	2,676,168
Visa, Inc. (a)	27,100	1,872,881

		8,703,281
Energy - 5.33%
Canadian Natural Resources, Ltd.	81,300	5,462,547

Financial - 82.13%
ACE, Ltd.	30,100	1,609,146
American Express Company	284,100	9,630,990
Ameriprise Financial, Inc.	58,440	2,123,125
Bank of America Corp.	19,499	329,923
Bank of New York Mellon Corp.	153,500	4,449,965
Brookfield Asset Management, Inc.	117,700	2,672,967
Charles Schwab Corp.	21,700	415,555
China Life Insurance Company, Ltd., SADR (a)	44,864	2,948,013
Everest Re Group, Ltd.	34,000	2,981,800
FPIC Insurance Group, Inc. *	29,734	997,576
Goldman Sachs Group, Inc.	23,670	4,363,565
ICICI Bank, Ltd., SADR	22,600	871,456
JPMorgan Chase & Company	23,648	1,036,255
Julius Baer Holding AG	115,800	5,797,777
Loews Corp.	217,600	7,452,800
Markel Corp. *	11,800	3,891,876
Oaktree Capital Group LLC *	164,700	4,941,000
Progressive Corp. *	187,300	3,105,434
RHJ International *	77,325	564,703
State Bank of India, GDR	73,118	6,665,442
T. Rowe Price Group, Inc.	7,300	333,610
The First Marblehead Corp. *	232,000	510,400
Transatlantic Holdings, Inc.	205,418	10,305,821
Wells Fargo & Company (a)	217,400	6,126,332

		84,125,531
Industrial - 2.54%
Sealed Air Corp.	132,300	2,597,049

TOTAL COMMON STOCKS (Cost $101,578,306)		$100,888,408

SECURITIES LENDING COLLATERAL - 8.86%

Securities Lending Collateral - 8.86%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	906,438	9,073,444

TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,073,361)		$9,073,444

SHORT TERM INVESTMENTS - 1.46%
Societe Generale North America, Inc.
0.04% due 10/01/2009	$1,497,000	$1,497,000

TOTAL SHORT TERM INVESTMENTS
(Cost $1,497,000)		$1,497,000

Total Investments (Financial Services Trust)
(Cost $112,148,667) - 108.82%		$111,458,852
Other assets and liabilities, net - (8.82)%		(9,030,153)

TOTAL NET ASSETS - 100.00%		$102,428,699

The accompanying notes are an integral part of the financial statements.
140

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 9.69%

Basic Materials - 1.56%
Georgia-Pacific LLC
8.25% due 05/01/2016 (g)	$2,500,000	$2,593,750
NewPage Corp.
11.375% due 12/31/2014 (g)	5,500,000	5,403,750
Teck Resources, Ltd.
9.75% due 05/15/2014	3,700,000	4,070,000

		12,067,500

Communications - 1.67%
CC Holdings GS V LLC
7.75% due 05/01/2017 (g)	3,000,000	3,105,000
iPCS, Inc.
2.6081% due 05/01/2013 (b)(g)	5,500,000	4,647,500
Sprint Capital Corp.
7.625% due 01/30/2011	5,000,000	5,118,750

		12,871,250

Consumer, Cyclical - 1.83%
Blockbuster, Inc.
11.75% due 10/01/2014 (g)	2,000,000	1,910,000
Continental Airlines, Inc., Series 01-1
6.503% due 12/15/2012	375,000	358,125
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	1,175,751	1,093,448
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	260,999	245,339
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019	1,582,441	1,495,407
Harrahs Operating Escrow LLC
11.25% due 06/01/2017 (g)	1,500,000	1,541,250
MGM Mirage, Inc.
10.375% due 05/15/2014 (g)	2,250,000	2,401,875
Neiman Marcus Group, Inc., PIK
9.00% due 10/15/2015 (g)	1,259,212	1,076,626
Station Casinos, Inc.
7.75% due 08/15/2016 ^	2,550,000	765,000
WMG Acquisition Corp.
9.50% due 06/15/2016 (g)	3,075,000	3,244,125

		14,131,195

Consumer, Non-cyclical - 0.03%
Dole Food Company, Inc.
13.875% due 03/15/2014 (g)	190,000	222,775

Energy - 1.79%
Basic Energy Services, Inc.
11.625% due 08/01/2014 (g)	2,390,000	2,533,400
Chesapeake Energy Corp.
7.625% due 07/15/2013	8,795,000	8,740,031
Hess Corp.
8.125% due 02/15/2019	2,100,000	2,522,827

		13,796,258

Financial - 1.05%
Ford Motor Credit Company LLC
12.00% due 05/15/2015	5,400,000	5,950,400
Forest City Enterprises, Inc.
7.625% due 06/01/2015	1,470,000	1,190,700

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
GMAC LLC
7.75% due 01/19/2010 (g)	$1,000,000	$998,750

		8,139,850
Industrial - 1.67%
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	3,250,000	3,298,750
Nortek, Inc.
10.00% due 12/01/2013 (g)	2,500,000	2,550,000
RailAmerica, Inc.
9.25% due 07/01/2017 (g)	6,750,000	7,070,625

		12,919,375

Technology - 0.09%
Freescale Semiconductor, Inc.
10.125% due 12/15/2016	1,005,000	668,325

TOTAL CORPORATE BONDS (Cost $70,829,174)		$74,816,528

COMMON STOCKS - 0.02%

Basic Materials - 0.02%
Georgia Gulf Corp. *	5,276	158,280

TOTAL COMMON STOCKS (Cost $83,677)		$158,280

PREFERRED STOCKS - 0.42%

Basic Materials - 0.42%
Georgia Gulf Corp.	118,241	3,281,188

TOTAL PREFERRED STOCKS (Cost $1,913,396)		$3,281,188

TERM LOANS - 87.00%

Basic Materials - 9.28%
Ashland, Inc.
7.65% due 11/20/2013 (b)	2,047,137	2,088,505
Berry Plastics Holding Company
2.30% due 04/03/2015 (b)	7,890,166	6,953,209
Brenntag, Term Loan B
2.287% due 12/23/2013 (b)	2,444,618	2,328,498
Georgia Gulf Corp., Term Loan B
0.00% due 09/01/2013 (l)	1,500,000	1,469,160
Georgia Pacific LLC, Tranche B1
2.316% due 12/23/2013 (b)	11,350,988	10,904,042
Georgia Pacific LLC, Tranche B2
2.369% due 12/20/2012 (b)	2,222,384	2,134,878
Graham Packaging Company, Inc., Tranche C
6.75% due 04/05/2014 (b)	6,632,767	6,623,441
Graphic Packaging, Inc., Tranche B
2.526% due 05/03/2014 (b)	6,119,776	5,874,985
Graphic Packaging, Inc., Tranche C
3.265% due 05/16/2014 (b)	5,171,250	5,018,269
Lyondell Chemical Company
3.746% due 12/20/2014 (b)	11,608,578	7,598,778
5.799% due 12/15/2009 (b)	6,282,700	6,094,219
9.168% due 12/15/2009 (b)	4,289,039	4,458,456
Nalco Company
6.50% due 05/06/2016 (b)	3,990,000	4,054,838

The accompanying notes are an integral part of the financial statements.
141

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Basic Materials (continued)
Norada Aluminum, Inc., Term Loan B
2.246% due 05/18/2014 (b)	$7,544,273	$6,035,418

		71,636,696

Communications - 15.92%
Cablevision Systems Corp., Tranche B
2.049% due 03/30/2013 (b)	2,555,301	2,448,298
Charter Communications, Inc., Tranche B
6.25% due 03/15/2014 (b)	17,711,094	16,869,817
Charter Communications, Inc., Tranche B2
9.25% due 03/06/2014 (b)	3,514,256	3,535,342
Citadel Broadcasting Corp., Tranche A
1.931% due 06/12/2013 (b)	500,000	320,833
Citadel Broadcasting Corp., Tranche B
2.164% due 06/12/2014 (b)	8,775,000	5,664,263
CMP Susquehanna Corp.
2.25% due 06/07/2013 (b)	1,403,795	949,902
Dex Media West LLC, Tranche B
7.00% due 10/13/2014 (b)	7,306,543	6,221,521
Direct TV Holdings, Inc., Tranche C
5.25% due 04/13/2013 (b)	4,920,113	4,918,544
Idearc, Inc., Tranche B
6.25% due 11/01/2014 (b)	8,159,373	3,454,132
Insight Midwest Holdings LLC, Tranche B
2.26% due 04/10/2014 (b)	3,250,000	3,086,340
Level 3 Communications, Inc., Tranche B
2.683% due 03/01/2014 (b)	5,500,000	4,851,000
Lodgenet Entertainment Corp., Tranche B
2.290% due 04/04/2014 (b)	4,926,202	4,347,373
Metropcs Wireless, Inc. Tranche B
2.661% due 02/20/2014 (b)	4,672,412	4,451,173
Newsday LLC
9.75% due 07/15/2013 (b)	7,022,000	7,294,102
Nielsen Finance, Tranche B
2.249% due 08/15/2013 (b)	5,643,050	5,203,699
Panamsat Corp., Tranche B
2.753% due 06/30/2013 (b)	14,070,691	13,349,568
Quebecor World, Inc., Tranche B
2.509% due 01/17/2013 (b)	2,382,959	2,251,896
Qwest Corp., Term Loan B
6.95% due 06/30/2010 (b)	5,500,000	5,506,875
Telesat Canada, Tranche D Delayed Draw
3.25% due 10/15/2014 (b)	6,320,327	6,066,382
Tribune Company
5.00% due 06/04/2010 (b)	2,462,857	1,199,616
Univision Communications, Inc., Tranche B
2.533% due 09/15/2014 (b)	16,375,000	13,819,812
UPC Broadband Holding NV
2.011% due 03/30/2014 (b)	3,565,583	3,333,820
3.761% due 10/17/2013 (b)	1,934,417	1,858,975
Virgin Media Tranche B4
2.457% due 01/15/2014 (b)	1,958,787	1,843,708

		122,846,991

Consumer, Cyclical - 34.08%
AMC Entertainment, Inc., Term Loan B
1.746% due 01/26/2013 (b)	2,227,501	2,112,943
Amscan Holdings, Inc., Tranche B
2.652% due 05/01/2013 (b)	7,587,663	6,705,597

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Cyclical (continued)
Aramark Corp.
2.336% due 01/31/2014 (b)	$9,342,961	$8,697,652
Bolthouse Farms, Inc., Tranche B
2.563% due 12/16/2012 (b)	4,898,322	4,772,803
Carmike Cinemas, Inc., Term Loan
3.54% due 05/19/2012 (b)	4,895,246	4,665,781
4.24% due 05/19/2012 (b)	3,536,045	3,370,293
CCM Merger, Inc., Tranche B
8.50% due 07/21/2012 (b)	7,599,652	7,086,676
Cedar Fair LP, Tranche B
2.246% due 06/13/2012 (b)	3,996,096	3,832,508
Cinemark, Inc., Tranche C
2.082% due 03/31/2011 (b)	2,497,420	2,399,084
Community Health Systems, Inc., Tranche B
2.496% due 07/02/2014 (b)	14,575,332	13,678,949
DaVita, Inc.
1.813% due 03/15/2014 (b)	5,158,044	4,967,842
Delta Air Lines, Inc.
0.00% due 09/16/2013 (l)	1,000,000	980,000
Delta Air Lines, Inc., Tranche A
2.251% due 04/30/2012 (b)	4,885,152	4,445,488
Dole Food Company, Inc., Letter of Credit
7.495% due 04/12/2013 (b)	4,349,406	4,396,271
Dollar General Corp., Tranche B
3.116% due 07/15/2014 (b)	4,987,500	4,859,980
Dubai Aerospace Enterprise, Term Loan Strip
4.24% due 07/31/2014 (b)	8,802,514	7,878,250
Education Management, Tranche C
2.063% due 06/12/2013 (b)	3,543,093	3,362,494
First Data Corp., Tranche B2
3.035% due 10/15/2014 (b)	17,952,981	15,414,429
General Nutrition Center, Tranche B
2.668% due 09/06/2013 (b)	7,165,207	6,591,991
Golden Nugget, Inc., Tranche B
2.265% due 06/14/2014 (b)	3,744,886	2,434,176
Hanes Brands, Inc., Tranche B
5.254% due 10/15/2013 (b)	2,045,196	2,047,752
Harrahs Operating Company, Inc.
0.00% due 10/31/2016 (l)	8,000,000	7,898,720
Harrahs Operating Company, Inc., Tranche B2
3.504% due 02/28/2015 (b)	13,918,101	11,224,948
Hawker Beechcraft Corp., Inc., Tranche B
2.283% due 03/26/2014 (b)	7,289,961	5,539,869
HCA, Inc., Tranche A
1.783% due 11/16/2012 (b)	3,985,204	3,725,169
HCA, Inc., Tranche B
2.533% due 11/01/2013 (b)	12,517,288	11,792,850
Health Management Associates, Inc., Tranche B
2.033% due 01/16/2014 (b)	6,547,474	6,135,801
HVHC, Inc., Tranche B
2.54% due 08/15/2013 (b)	2,770,322	2,645,657
Iasis Healthcare Corp., Tranche B
2.246% due 05/01/2014 (b)	7,284,683	6,847,602
Iconix, Inc., Tranche B
2.50% due 05/01/2014 (b)	2,502,127	2,402,042
Las Vegas Sands LLC, Tranche B
2.04% due 05/08/2014 (b)	12,878,629	10,700,531
Manor Care, Tranche B
2.746% due 11/15/2014 (b)	5,396,485	5,036,717

The accompanying notes are an integral part of the financial statements.
142

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Cyclical (continued)
Metro-Goldwyn-Mayer, Inc., Term Loan B
5.50% due 04/08/2011 (b)	$7,188,560	$4,045,362
Michaels Stores, Inc., Tranche B
2.538% due 10/31/2013 (b)	10,900,851	9,724,464
National Cinemedia LLC, Tranche B
2.05% due 02/01/2015 (b)	1,000,000	944,000
Neiman Marcus Group, Inc., Tranche B
2.295% due 03/13/2013 (b)	10,444,036	9,007,981
Novelis, Inc., Term Loan
2.25% due 07/06/2014 (b)	2,949,466	2,695,603
Penn National Gaming, Inc., Term Loan B
2.014% due 10/03/2012 (b)	2,704,510	2,613,233
Petco Animal Supplies, Inc., Tranche B
2.565% due 11/15/2013 (b)	4,413,978	4,257,648
Pharmaceutical Health Technologies, Tranche B
2.496% due 04/15/2014 (b)	5,170,655	4,532,079
QUIZNO'S Corp.
2.563% due 05/05/2012 (b)	1,969,543	1,455,821
Regal Cinemas, Tranche B
4.033% due 10/19/2010 (b)	1,291,086	1,282,816
Royalty Pharma, Tranche B
2.533% due 05/15/2014 (b)	1,824,422	1,782,804
Sally Holdings LLC, Tranche B
2.551% due 11/15/2013 (b)	6,841,882	6,489,101
SugarHouse Gaming
11.25% due 09/15/2016 (b)	2,000,000	1,960,000
Transdigm, Term Loan B
2.289% due 07/01/2012 (b)	6,505,000	6,271,906
Tropicana Entertainment, Tranche B
6.50% due 12/15/2011 (b)	4,000,000	1,200,000
United Air Lines, Inc., Tranche B
2.25% due 01/12/2014 (b)	8,760,041	6,460,531
Vanguard Health Holdings, Tranche B
2.496% due 05/18/2011 (b)	2,528,716	2,467,079
Venetian Macau, Tranche B
5.79% due 04/01/2013 (b)	2,641,725	2,516,655
Venetian Macau, Tranche Delayed Draw
5.79% due 04/01/2013 (b)	343,275	327,023
Wrigley WM Jr. Company, Term Loan B
6.50% due 09/30/2014 (b)	4,283,125	4,345,230

		263,030,201

Consumer, Non-cyclical - 12.29%
Adesa, Inc., Tranche B
2.50% due 09/22/2013 (b)	3,347,693	3,205,416
Affinion Group, Tranche B
2.746% due 10/17/2012 (b)	5,941,374	5,682,924
Allison Transmission, Inc., Tranche B
3.00% due 08/07/2014 (b)	8,670,820	7,548,434
Asurion Corp. Tranche B
3.25% due 07/02/2014 (b)	5,000,000	4,764,845
Bausch & Lomb, Inc., Tranche B
3.515% due 04/11/2015 (b)	5,804,651	5,535,350
Biomet, Inc., Tranche B
3.281% due 03/25/2015 (b)	9,343,878	8,986,671
Fenwal, Inc.
2.622% due 03/01/2014 (b)	8,904,986	7,687,968
Ford Motor Company, Tranche B
3.494% due 11/29/2013 (b)	14,852,182	13,152,142

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Non-cyclical (continued)
Hanger Orthopedic Group, Inc., Tranche B
2.25% due 07/15/2014 (b)	$2,970,972	$2,803,855
Hertz Corp.
0.292% due 01/21/2012 (b)	7,813,650	7,344,831
Sensata Technologies, Term Loan B
2.246% due 04/27/2013 (b)	5,919,778	5,050,311
Thomson Learning, Tranche B
3.343% due 07/05/2014 (b)	7,647,540	6,878,963
Ticketmaster, Term Loan
3.55% due 08/01/2014 (b)	3,000,000	2,910,000
US Investigations Services, Inc., Tranche B
3.292% due 02/21/2015 (b)	8,020,403	7,450,954
Visteon, Tranche B
5.25% due 06/20/2013 (b)	5,500,000	4,441,250
West Corp., Tranche B
2.623% due 10/01/2013 (b)	1,473,552	1,388,297

		94,832,211

Energy - 8.25%
Ashmore Energy International, Tranche B
3.246% due 05/30/2014 (b)	7,432,214	6,698,283
Brand Energy Services, Tranche B
2.317% due 02/07/2014 (b)	6,410,604	5,793,583
Dynegy Holdings, Inc.
4.00% due 04/02/2013 (b)	3,320,375	3,188,599
Energy Future Holdings Corp., Tranche B3
3.754% due 10/10/2014 (b)	19,542,277	15,345,573
Express Energy Service, Term Loan
9.50% due 07/02/2013 (b)	3,769,869	1,470,249
Hercules Offshore LLC, Tranche B
8.50% due 07/11/2013 (b)	5,300,782	5,168,263
NRG Energy, Inc.
2.177% due 02/01/2013 (b)	1,500,000	1,421,406
NRG Energy, Inc., Tranche B
0.183% due 02/01/2013 (b)	1,347,945	1,277,318
2.022% due 02/01/2013 (b)	7,527,055	7,132,667
TXU Energy, Tranche B2
3.754% due 10/10/2014 (b)	12,411,327	9,795,640
Venoco, Inc.
4.25% due 05/01/2014 (b)	7,472,428	6,351,563

		63,643,144

Financial - 2.13%
Chrysler Financial, Tranche B
4.25% due 08/03/2012 (b)	3,479,715	3,332,697
CIT Group, Inc.
0.00% due 01/18/2012 (l)	5,000,000	5,125,000
Realogy Corp.
0.00% due 09/01/2014 (l)	3,500,000	2,969,998
Realogy Corp., 2nd Lien Fixed Rate Term Loan A
13.50% due 10/15/2017	5,000,000	5,000,000

		16,427,695

Industrial - 2.26%
Sunguard Homes
4.079% due 02/28/2016	12,167,509	11,797,410
Sunguard Homes, Tranche B
2.004% due 08/15/2012 (b)	437,012	409,153

The accompanying notes are an integral part of the financial statements.
143

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Industrial (continued)
Swift Transport, Term Loan B
3.563% due 05/15/2014 (b)	$5,742,293	$5,208,736

		17,415,299

Technology - 1.10%
CGG, Tranche B
4.309% due 01/30/2014 (b)	1,990,435	1,940,674
Freescale Semiconductor, Inc.
12.50% due 12/15/2014 (b)	2,992,481	2,999,963
Freescale Semiconductor, Inc., Tranche B
2.011% due 12/01/2013 (b)	4,885,388	3,590,760

		8,531,397

Utilities - 1.69%
Calpine Corp.,Tranche B
3.165% due 03/29/2014 (b)	14,325,285	13,027,056

TOTAL TERM LOANS (Cost $636,868,059)		$671,390,690

REPURCHASE AGREEMENTS - 5.67%
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2009 at
0.05% to be repurchased at
$26,200,036 on 10/01/2009,
collateralized by $26,755,000
Federal Home Loan Mortgage
Corp., 0.00% due 03/08/2010
(valued at $26,723,991, including
interest)	$26,200,000	$26,200,000
Repurchase Agreement with State Street
Corp. dated 09/30/2009 at 0.01% to be
repurchased at $17,536,005 on
10/01/2009, collateralized by $17,890,000
Federal National Mortgage Association,
0.00% due 11/25/2009 (valued at
$17,890,000, including interest)	17,536,000	17,536,000

TOTAL REPURCHASE AGREEMENTS
(Cost $43,736,000)		$43,736,000

Total Investments (Floating Rate Income Trust)
(Cost $753,430,306) - 102.80%		$793,382,686
Other assets and liabilities, net - (2.80)%		(21,627,725)

TOTAL NET ASSETS - 100.00%		$771,754,961

Franklin Templeton Founding Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST
Global (Templeton) (j)	34,506,953	$461,012,898
Income (Templeton) (j)	44,859,040	455,319,252

Franklin Templeton Founding Allocation Trust
(continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Mutual Shares (Templeton) (j)	52,907,561	$460,295,779

TOTAL INVESTMENT COMPANIES (Cost $1,684,933,920)		$1,376,627,929

Total Investments (Franklin Templeton Founding Allocation		$1,376,627,929
Trust) (Cost $1,684,933,920) - 100.01%
Other assets and liabilities, net - (0.01)%		(106,011)

TOTAL NET ASSETS - 100.00%		$1,376,521,918

Fundamental Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.22%

Basic Materials - 2.42%
BHP Billiton PLC	289,520	$7,956,584
Monsanto Company	111,790	8,652,546
Potash Corp. of Saskatchewan, Inc.	40,291	3,639,889
Rio Tinto PLC	157,334	6,751,391
Sino-Forest Corp. *	976,820	15,428,036

		42,428,446
Communications - 5.09%
Amazon.com, Inc. *	90,621	8,460,376
Comcast Corp., Class A	868,134	13,959,595
Google, Inc., Class A *	49,130	24,361,110
Grupo Televisa SA, SADR	386,720	7,189,125
Liberty Media Corp. - Entertainment, Series A *	299,260	9,309,979
Liberty Media Corp. - Interactive A *	372,945	4,091,207
News Corp., Class A	1,838,270	22,040,857

		89,412,249
Consumer, Cyclical - 10.62%
Bed Bath & Beyond, Inc. *	578,030	21,699,246
CarMax, Inc. * (a)	535,468	11,191,281
Costco Wholesale Corp.	1,302,031	73,512,670
CVS Caremark Corp.	1,165,797	41,665,585
Harley-Davidson, Inc. (a)	742,878	17,086,194
Hunter Douglas NV	68,688	2,770,392
PACCAR, Inc.	142,070	5,357,460
Walt Disney Company	474,900	13,040,754

		186,323,582
Consumer, Non-cyclical - 18.51%
Becton, Dickinson & Company	210,400	14,675,400
Cardinal Health, Inc.	346,628	9,289,630
CareFusion Corp. *	173,314	3,778,245
Cosco Pacific, Ltd.	3,003,266	4,281,062
Diageo PLC, SADR	381,002	23,427,813
Dun & Bradstreet Corp.	82,305	6,199,213
Express Scripts, Inc. *	270,250	20,965,995
H & R Block, Inc.	573,802	10,546,481
Heineken Holding NV	491,110	20,027,086
Hershey Company	111,757	4,342,877
Iron Mountain, Inc. *	1,158,311	30,880,571

The accompanying notes are an integral part of the financial statements.
144

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Johnson & Johnson	501,920	$30,561,909
Laboratory Corp. of America Holdings *	86,400	5,676,480
Merck & Company, Inc. (a)	489,000	15,467,070
Moody's Corp. (a)	491,259	10,051,159
Natura Cosmeticos SA	110,700	1,996,424
Pfizer, Inc. (a)	867,900	14,363,745
Philip Morris International, Inc.	322,737	15,730,201
Procter & Gamble Company	429,140	24,855,789
Schering-Plough Corp.	1,116,280	31,534,910
The Coca-Cola Company	168,600	9,053,820
UnitedHealth Group, Inc.	512,045	12,821,607
Visa, Inc.	62,530	4,321,448

		324,848,935
Diversified - 0.96%
China Merchants Holdings International
Company, Ltd.	5,114,364	16,831,389

Energy - 15.58%
Canadian Natural Resources, Ltd.	607,755	40,835,059
China Coal Energy Company, Series H	8,825,500	11,522,180
ConocoPhillips Company	217,686	9,830,700
Devon Energy Corp.	786,161	52,932,220
EOG Resources, Inc.	659,742	55,095,054
Occidental Petroleum Corp.	1,030,738	80,809,859
OGX Petroleo e Gas Participacoes SA	9,200	7,036,525
Transocean, Ltd. *	179,372	15,341,687

		273,403,284
Financial - 29.15%
American Express Company	1,791,469	60,730,799
American International Group, Inc. * (a)	44,015	1,941,502
Ameriprise Financial, Inc.	359,137	13,047,447
Bank of New York Mellon Corp.	1,055,702	30,604,801
Berkshire Hathaway, Inc., Class A *	867	87,567,000
Brookfield Asset Management, Inc.	384,280	8,726,999
Fairfax Financial Holdings, Ltd.	17,900	6,636,067
Goldman Sachs Group, Inc.	63,200	11,650,920
Hang Lung Group, Ltd.	2,179,100	10,815,201
Hartford Financial Services Group, Inc.	330,620	8,761,430
JPMorgan Chase & Company	1,151,808	50,472,226
Julius Baer Holding AG	775,600	38,832,091
Loews Corp.	1,289,627	44,169,725
Markel Corp. *	4,723	1,557,740
NIPPONKOA Insurance Company, Ltd.	94,600	588,073
Principal Financial Group, Inc.	141,528	3,876,452
Progressive Corp. *	2,173,284	36,033,049
Sun Life Financial, Inc.	92,409	2,886,857
Transatlantic Holdings, Inc.	341,559	17,136,015
Wells Fargo & Company	2,680,126	75,525,951

		511,560,345
Industrial - 5.83%
ABB, Ltd., SADR *	392,590	7,867,504
China Shipping Development Company, Ltd.,
Class H	3,821,300	4,751,867
Garmin, Ltd. (a)	99,400	3,751,356
Kuehne & Nagel International AG	108,625	9,456,544
LLX Logistica SA *	82,400	301,395

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Martin Marietta Materials, Inc. (a)	103,421	$9,521,971
Sealed Air Corp.	1,702,575	33,421,547
Tyco International, Ltd.	387,944	13,376,309
United Parcel Service, Inc., Class B	160,138	9,042,993
Vulcan Materials Company (a)	199,610	10,792,913

		102,284,399
Technology - 6.82%
Activision Blizzard, Inc. *	718,100	8,897,259
Agilent Technologies, Inc. *	762,380	21,217,035
Hewlett-Packard Company	547,066	25,826,986
Microsoft Corp.	1,178,654	30,515,352
Texas Instruments, Inc.	1,405,510	33,296,532

		119,753,164
Utilities - 0.24%
AES Corp. *	280,820	4,161,752

TOTAL COMMON STOCKS (Cost $1,697,198,135)		$1,671,007,545

CONVERTIBLE BONDS - 0.42%

Basic Materials - 0.20%
Sino-Forest Corp.
5.00% due 08/01/2013 (g)	3,244,100	3,491,463

Communications - 0.22%
Level 3 Communications, Inc.
10.00% due 05/01/2011	2,000,000	1,975,000
15.00% due 01/15/2013	1,600,000	1,890,000

		3,865,000

TOTAL CONVERTIBLE BONDS (Cost $6,844,100)		$7,356,463

CORPORATE BONDS - 0.94%

Consumer, Cyclical - 0.63%
Harley-Davidson, Inc.
15.00% due 02/01/2014	9,000,000	10,961,982

Industrial - 0.31%
Sealed Air Corp.
12.00% due 02/14/2014 (g)	5,000,000	5,423,475

TOTAL CORPORATE BONDS (Cost $14,000,000)		$16,385,457

SECURITIES LENDING COLLATERAL - 4.62%

Securities Lending Collateral - 4.62%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	8,102,873	81,109,756

TOTAL SECURITIES LENDING COLLATERAL
(Cost $81,115,804)		$81,109,756

SHORT TERM INVESTMENTS - 3.22%
San Paolo US Financial
0.10% due 10/01/2009	$20,000,000	$20,000,000

The accompanying notes are an integral part of the financial statements.
145

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)

San Paolo US Financial (continued)
0.15% due 10/07/2009	$36,540,000	$36,539,086

TOTAL SHORT TERM INVESTMENTS
(Cost $56,539,086)		$56,539,086

Total Investments (Fundamental Value Trust)
(Cost $1,855,697,125) - 104.42%		$1,832,398,307
Other assets and liabilities, net - (4.42)%		(77,549,094)

TOTAL NET ASSETS - 100.00%		$1,754,849,213

Global Allocation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 65.48%

Australia - 2.06%
AMP, Ltd.	86,930	$497,729
BHP Billiton, Ltd.	27,777	917,904
Incitec Pivot, Ltd.	126,570	314,671
James Hardie Industries, Ltd. *	27,960	192,696
MacArthur Coal, Ltd.	15,661	129,452
National Australia Bank, Ltd.	30,178	815,698
Orica, Ltd.	32,666	675,057
Qantas Airways, Ltd.	222,415	559,970
QBE Insurance Group, Ltd.	19,059	403,146

		4,506,323
Austria - 0.27%
Telekom Austria AG	32,963	594,861

Belgium - 0.35%
Anheuser-Busch InBev NV	16,607	759,366

Bermuda - 0.17%
SeaDrill, Ltd., GDR * (a)	17,800	371,191

Brazil - 0.31%
BM&F BOVESPA SA	36,000	265,387
Gafisa SA	16,000	240,957
Itau Unibanco Holding SA	8,030	161,805

		668,149
Canada - 1.30%
EnCana Corp.	12,800	741,232
Research In Motion, Ltd. *	1,900	128,345
Teck Cominco, Ltd. *	19,900	548,312
Toronto Dominion Bank Ontario	12,000	776,164
Trans-Canada Corp.	21,200	660,761

		2,854,814
Cayman Islands - 0.23%
Seagate Technology	32,900	500,409

China - 0.27%
China Life Insurance Company, Ltd.	47,000	205,522
China Zhongwang Holdings, Ltd. *	273,200	266,073
Industrial & Commercial Bank of China, Ltd.	162,000	121,200

		592,795
Denmark - 0.22%
FLS Industries AS, B Shares *	3,335	182,204

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Denmark (continued)
Novo Nordisk AS	1,923	$120,782
Vestas Wind Systems AS *	2,469	179,354

		482,340
Finland - 0.28%
Sampo Oyj, Class A	23,960	603,732

France - 2.17%
Alstom SA	2,104	153,869
BNP Paribas SA	18,307	1,464,237
Cie Generale de Geophysique-Veritas *	10,579	247,594
Compagnie de Saint-Gobain SA	4,974	258,705
Compagnie Generale des Etablissements
Michelin, Class B	3,071	241,629
GDF Suez	13,411	599,603
Nexans SA	2,739	221,578
Silicon-On-Insulator Technologies SA *	17,321	242,895
Total SA, SADR	1,300	77,038
Total SA	16,658	991,676
Vallourec SA	1,454	246,605

		4,745,429
Germany - 2.31%
Bayer AG	12,504	866,022
Daimler AG	20,495	1,032,030
E.ON AG	29,081	1,234,870
GEA Group AG	9,575	199,786
Heidelbergcement AG	7,094	460,216
MAN AG	4,548	375,417
Metro AG	13,177	745,434
United Internet AG *	9,380	141,689

		5,055,464
Greece - 0.29%
National Bank of Greece SA *	13,406	484,775
Public Power Corp. SA *	6,936	154,994

		639,769
Hong Kong - 1.13%
Bank of East Asia, Ltd.	148,100	530,866
Belle International Holdings, Ltd., GDR	289,000	293,297
China Resources Land, Ltd.	106,000	230,347
Hong Kong Exchanges & Clearing, Ltd.	14,300	256,855
New World Development Company, Ltd.	222,000	469,132
Shangri-La Asia, Ltd.	90,000	169,555
Sino Land Company, Ltd.	124,000	220,662
Sun Hung Kai Properties, Ltd.	21,000	308,332

		2,479,046
India - 0.26%
ICICI Bank, Ltd., SADR	15,000	578,400

Ireland - 0.44%
CRH PLC - London Exchange	9,645	268,132
CRH PLC	11,355	314,713
Elan Corp. PLC, SADR *	17,400	123,714
Ryanair Holdings PLC, SADR *	8,600	249,744

		956,303
Italy - 0.17%
Intesa Sanpaolo SpA *	23,477	103,925

The accompanying notes are an integral part of the financial statements.
146

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Saipem SpA	8,761	$263,702

		367,627
Japan - 5.80%
Advantest Corp.	17,300	472,538
Asahi Glass Company, Ltd.	32,000	256,312
Canon, Inc.	28,900	1,156,109
Fanuc, Ltd.	2,900	259,099
Hosiden Corp.	6,200	83,841
Ibiden Company, Ltd.	2,800	103,213
Japan Tobacco, Inc.	320	1,089,692
Kao Corp.	21,000	517,692
Komatsu, Ltd.	13,100	243,258
Koyo Seiko Company, Ltd.	14,300	165,183
Mitsubishi Corp.	61,900	1,243,168
Mitsui Fudosan Company, Ltd.	13,000	217,900
Mitsui O.S.K. Lines, Ltd.	77,000	453,380
Mitsui Trust Holdings, Inc.	123,000	451,576
Nippon Steel Corp.	28,000	101,447
Nissan Motor Company, Ltd. *	100,700	676,291
Nomura Holdings, Inc.	123,200	752,660
NTT DoCoMo, Inc.	247	393,597
ORIX Corp.	7,680	466,951
Ricoh Company, Ltd.	34,000	490,312
Shin-Etsu Chemical Company, Ltd.	15,500	947,394
Sumco Corp.	11,900	268,470
Sumitomo Mitsui Financial Group, Inc.	18,500	640,425
THK Company, Ltd.	30,800	598,198
Tokyu Land Corp.	51,000	202,696
Toyota Motor Corp.	11,400	448,658

		12,700,060
Luxembourg - 0.43%
ArcelorMittal	19,274	719,315
Millicom International Cellular SA *	3,100	225,494

		944,809
Netherlands - 1.54%
ASML Holding NV	28,544	841,732
ING Groep NV *	48,929	874,278
Koninklijke Philips Electronics NV	9,200	224,112
Royal Dutch Shell PLC, A Shares	41,000	1,172,948
TomTom NV *	14,895	256,499

		3,369,569
Norway - 0.78%
Petroleum Geo-Services ASA *	54,600	535,014
Subsea 7, Inc. *	21,000	282,784
Telenor ASA *	77,400	898,652

		1,716,450
Russia - 0.12%
Gazprom OAO, SADR	10,893	254,595

Singapore - 0.85%
Capitaland, Ltd.	156,500	409,663
DBS Group Holdings, Ltd.	50,000	467,950
Golden Agri-Resources, Ltd. *	325,000	98,312
Jardine Matheson Holdings, Ltd.	10,400	315,067

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Olam International, Ltd.	327,000	$575,315

		1,866,307
South Korea - 0.12%
KB Financial Group, Inc., ADR *	5,100	262,497

Spain - 1.08%
Banco Bilbao Vizcaya Argentaria SA	44,262	787,691
Banco Santander Central Hispano SA	24,004	387,803
Gamesa Corporacion Tecnologica SA	4,546	101,971
Gestevision Telecinco SA	13,259	167,449
Iberdrola SA	10,946	107,581
Industria de Diseno Textil SA	3,963	227,604
Tecnicas Reunidas SA	2,424	132,422
Telefonica SA	16,210	447,434

		2,359,955
Switzerland - 2.88%
Adecco SA	12,648	673,455
Alcon, Inc.	4,100	568,547
Credit Suisse Group AG	15,436	859,172
Julius Baer Holding AG	5,789	289,839
Nestle SA	7,743	330,314
Nobel Biocare Holding AG, Series BR	21,266	704,913
Roche Holdings AG - Genusschein	9,848	1,594,166
STMicroelectronics NV *	25,280	240,172
Swatch Group AG	6,867	312,697
Synthes AG	3,155	380,548
Zurich Financial Services AG	1,487	354,381

		6,308,204
United Kingdom - 6.27%
Anglo American PLC *	7,251	230,822
Antofagasta PLC	17,768	215,476
Associated British Foods PLC	39,394	533,564
AstraZeneca Group PLC	3,870	173,518
Autonomy Corp. PLC *	9,847	256,939
Barclays PLC *	146,575	866,258
BG Group PLC	22,903	398,589
British Land Company PLC	37,530	285,218
British Sky Broadcasting Group PLC	62,480	571,232
Cobham PLC	95,711	335,001
GlaxoSmithKline PLC	47,296	930,694
Home Retail Group PLC	89,395	389,206
HSBC Holdings PLC	28,006	320,606
Imperial Tobacco Group PLC	19,163	553,707
International Power PLC	29,535	136,588
John Wood Group PLC	16,607	80,881
Kingfisher PLC	99,979	340,375
Man Group PLC, ADR	137,302	728,320
New World Resources NV	12,990	128,352
Prudential PLC	61,690	593,660
Reckitt Benckiser PLC	5,563	271,872
Resolution, Ltd. *	94,507	140,086
Rio Tinto PLC	21,010	901,564
Standard Chartered PLC	15,694	386,957
Taylor Woodrow PLC *	136,123	91,901
The Sage Group PLC	207,206	773,404
Tullow Oil PLC	39,790	718,798

The accompanying notes are an integral part of the financial statements.
147

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Vodafone Group PLC	650,519	$1,460,039
Wolseley PLC *	18,333	442,533
Xstrata PLC *	31,059	457,410

		13,713,570
United States - 33.38%
ACE, Ltd.	10,900	582,714
Adobe Systems, Inc. *	6,700	221,368
AFLAC, Inc.	14,600	624,004
Allergan, Inc.	22,700	1,288,452
Amazon.com, Inc. *	4,600	429,456
American Electric Power Company, Inc.	31,500	976,185
American Tower Corp., Class A *	5,000	182,000
Amgen, Inc. *	13,500	813,105
Anadarko Petroleum Corp.	15,700	984,861
Apple, Inc. *	12,800	2,372,736
AT&T, Inc.	35,400	956,154
Autodesk, Inc. *	19,000	452,200
Avon Products, Inc.	22,300	757,308
Baker Hughes, Inc. (a)	22,300	951,318
Bank of America Corp.	55,300	935,676
Bank of New York Mellon Corp.	28,901	837,840
Baxter International, Inc.	2,600	148,226
BlackRock, Inc.	1,000	216,820
BorgWarner, Inc. (a)	14,300	432,718
Broadcom Corp., Class A *	20,600	632,214
Burlington Northern Santa Fe Corp.	9,600	766,368
Carnival Corp.	28,000	931,840
Chevron Corp.	18,600	1,309,998
Cisco Systems, Inc. *	18,100	426,074
City National Corp. (a)	7,100	276,403
CME Group, Inc.	1,000	308,190
Colgate-Palmolive Company	3,000	228,840
Comcast Corp., Class A	89,400	1,509,966
Covidien PLC	46,000	1,989,960
DaVita, Inc. *	3,900	220,896
DeVry, Inc.	3,800	210,216
Discover Financial Services	46,450	753,883
Dynegy, Inc., Class A *	45,300	115,515
EOG Resources, Inc.	5,600	467,656
Estee Lauder Companies, Inc., Class A	13,100	485,748
Evraz Group SA *	8,673	225,932
Exelon Corp.	25,400	1,260,348
Express Scripts, Inc. *	3,800	294,804
FedEx Corp.	18,700	1,406,614
FirstEnergy Corp.	16,200	740,664
Fortune Brands, Inc.	22,500	967,050
General Dynamics Corp.	21,100	1,363,060
General Electric Company	58,100	954,002
Genzyme Corp. *	13,200	748,836
Google, Inc., Class A *	1,200	595,020
Halliburton Company	28,900	783,768
Hess Corp.	13,600	727,056
Hewlett-Packard Company	27,600	1,302,996
Home Depot, Inc.	3,900	103,896
Illinois Tool Works, Inc. (a)	26,300	1,123,273
IntercontinentalExchange, Inc. *	1,300	126,347

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
International Game Technology	15,300	$328,644
Interpublic Group of Companies, Inc. *	88,800	667,776
Intersil Corp., Class A	21,700	332,227
Intuit, Inc. *	14,300	407,550
Johnson Controls, Inc.	17,500	447,300
JPMorgan Chase & Company	41,300	1,809,766
Kellogg Company	4,700	231,381
KLA-Tencor Corp.	14,900	534,314
Laboratory Corp. of America Holdings *	2,200	144,540
Marathon Oil Corp.	23,600	752,840
Marvell Technology Group, Ltd. *	30,700	497,033
MasterCard, Inc., Class A	2,200	444,730
McDonald's Corp.	5,400	308,178
Medco Health Solutions, Inc. *	14,200	785,402
Medtronic, Inc.	23,700	872,160
Merck & Company, Inc. (a)	19,000	600,970
Microsoft Corp.	64,500	1,669,905
Millipore Corp. * (a)	5,400	379,782
Monsanto Company	12,900	998,460
Morgan Stanley	24,100	744,208
National Semiconductor Corp.	20,100	286,827
Noble Corp.	12,200	463,112
Nortel Networks Corp. *	542	47
Omnicom Group, Inc.	20,100	742,494
Oracle Corp.	10,000	208,400
PACCAR, Inc.	29,450	1,110,560
Pall Corp.	18,500	597,180
Parker-Hannifin Corp.	2,900	150,336
Peabody Energy Corp.	27,000	1,004,940
Pepco Holdings, Inc.	13,300	197,904
PepsiCo, Inc.	21,700	1,272,922
Pfizer, Inc. (a)	91,000	1,506,050
Praxair, Inc.	4,000	326,760
Priceline.com, Inc. *	1,100	182,402
Principal Financial Group, Inc.	30,200	827,178
Procter & Gamble Company	26,400	1,529,088
QUALCOMM, Inc.	10,500	472,290
Ryder Systems, Inc.	13,800	539,028
Salesforce.com, Inc. * (a)	3,300	187,869
Schlumberger, Ltd.	1,500	89,400
Southwest Airlines Company	51,800	497,280
Southwestern Energy Company *	6,800	290,224
Sprint Nextel Corp. *	131,695	520,195
Sysco Corp.	16,300	405,055
The Sherwin-Williams Company	4,500	270,720
Time Warner Cable, Inc. *	5,700	245,613
Ultra Petroleum Corp. *	19,300	944,928
Union Pacific Corp.	5,600	326,760
United Technologies Corp.	3,100	188,883
UnitedHealth Group, Inc.	19,300	483,272
Viacom, Inc., Class B *	26,400	740,256
Visa, Inc.	7,300	504,503
VMware, Inc., Class A *	29,200	1,172,964
Wal-Mart Stores, Inc.	23,500	1,153,615
Weatherford International, Ltd. *	7,400	153,402
Wells Fargo & Company	41,700	1,175,106

The accompanying notes are an integral part of the financial statements.
148

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)

United States (continued)
Williams Companies, Inc.		46,500	$830,955
XTO Energy, Inc.		7,675	317,131
Zimmer Holdings, Inc. *		12,000	641,400

			73,034,789

TOTAL COMMON STOCKS (Cost $132,406,856)			$143,286,823

PREFERRED STOCKS - 0.25%

Germany - 0.25%
Henkel AG & Company KGaA (h)		12,594	543,260

TOTAL PREFERRED STOCKS (Cost $624,079)			$543,260

RIGHTS - 0.02%

France - 0.02%
BNP Paribas SA (Expiration Date 10/13/2009,
Strike Price: EUR 40.00) *		18,307	39,649

TOTAL RIGHTS (Cost $0)			$39,649

U.S. TREASURY OBLIGATIONS - 13.98%

U.S. Treasury Bonds - 3.26%
2.625% due 04/30/2016		$2,300,000	2,270,171
4.25% due 05/15/2039		1,410,000	1,458,689
6.25% due 08/15/2023		1,000,000	1,253,438
6.625% due 02/15/2027		1,200,000	1,591,125
8.75% due 08/15/2020		380,000	556,997

			7,130,420
U.S. Treasury Notes - 10.72%
1.00% due 09/30/2011		8,345,000	8,351,517
1.875% due 06/15/2012		4,180,000	4,245,313
2.375% due 08/31/2014		7,065,000	7,091,494
3.625% due 08/15/2019		3,670,000	3,766,910

			23,455,234

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,216,062)			$30,585,654

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.02%

Federal Home Loan Mortgage Corp. - 0.02%
5.75% due 09/15/2010	EUR	35,000	53,459

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $53,813)			$53,459

FOREIGN GOVERNMENT OBLIGATIONS - 0.90%

Austria - 0.02%
Government of Austria
3.80% due 10/20/2013		25,000	38,526

Belgium - 0.03%
Kingdom of Belgium
3.50% due 03/28/2011		50,000	75,749

Canada - 0.02%
Government of Canada
5.25% due 06/01/2012	CAD	45,000	45,871

France - 0.09%
Government of France
3.75% due 04/25/2021	EUR	100,000	147,092

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

France (continued)
Government of France (continued)
4.00% due 04/25/2055	EUR	30,000	$43,123

			190,215
Germany - 0.25%
Federal Republic of Germany
4.00% due 01/04/2037		155,000	227,697
4.00% due 01/04/2018		135,000	210,573
4.00% due 09/10/2010		75,000	113,103

			551,373

Greece - 0.04%
Republic of Greece
3.90% due 08/20/2011		55,000	83,788
Italy - 0.24%
Republic of Italy
3.75% due 08/01/2021		50,000	70,612
4.25% due 08/01/2013		237,000	368,809
4.50% due 02/01/2018		50,000	77,583

			517,004
Spain - 0.05%
Kingdom of Spain
5.75% due 07/30/2032		65,000	112,228

Sweden - 0.01%
Kingdom of Sweden
6.75% due 05/05/2014	SEK	190,000	32,019

United Kingdom - 0.15%
Government of United Kingdom
2.25% due 03/07/2014	GBP	25,000	39,410
4.25% due 03/07/2036		10,000	16,334
4.25% due 12/07/2049		55,000	90,891
4.75% due 06/07/2010		80,000	131,578
5.00% due 03/07/2012		25,000	43,143
8.00% due 06/07/2021		5,000	11,208

			332,564

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,915,742)			$1,979,337

CORPORATE BONDS - 0.32%

France - 0.03%
Compagnie de Financement Foncier, MTN
4.00% due 07/21/2011	EUR	40,000	60,874

Germany - 0.13%
Hypothekenbank in Essen AG, Series E1LM
3.75% due 09/28/2012		40,000	61,110
Kreditanstalt fuer Wiederaufbau, Series E, MTN
4.625% due 10/12/2012		135,000	212,401

			273,511

Ireland - 0.03%
GE Capital European Funding, Series E, MTN
4.625% due 08/23/2010		40,000	59,799

Italy - 0.02%
Intesa Sanpaolo SpA, EMTN
6.375% due 04/06/2010		35,000	52,199

The accompanying notes are an integral part of the financial statements.
149

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Netherlands - 0.05%
E.ON International Finance BV, EMTN
5.125% due 10/02/2012	EUR	40,000	$62,854
Rabobank Nederland, EMTN
4.125% due 04/04/2012		35,000	53,773

			116,627

United Kingdom - 0.04%
Lloyds TSB Bank PLC, Series EMTN
6.75% due 10/24/2018	GBP	50,000	86,956

United States - 0.02%
Citigroup, Inc., Series E, MTN
5.50% due 11/18/2015		30,000	46,350
Washington Mutual Bank
5.50% due 01/15/2013 ^		$325,000	813

			47,163

TOTAL CORPORATE BONDS (Cost $963,935)			$697,129

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.68%

United States - 0.68%
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.431% due 10/15/2049		325,000	293,709
GS Mortgage Securities Corp., II,
Series 2006-CC1, Class A
5.5066% due 03/21/2046 (b)(g)		1,020,803	441,395
GS Mortgage Securities Corp., II,
Series 2006-RR2, Class A1
5.8165% due 01/07/2036 (b)(g)		1,237,156	371,147
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A4
5.399% due 05/15/2045		425,000	379,085

			1,485,336

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,991,252)			$1,485,336

SUPRANATIONAL OBLIGATIONS - 0.04%
Luxembourg - 0.04%
European Investment Bank, Series INTL
5.375% due 10/15/2012	EUR	50,000	80,179

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $73,589)			$80,179

INVESTMENT COMPANIES - 7.27%

United States - 7.27%
UBS Emerging Markets Equities Fund		308,413	9,467,199
UBS High Yield Fund		294,362	6,444,580

			15,911,779

TOTAL INVESTMENT COMPANIES (Cost $13,394,216)			$15,911,779

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 1.80%

United States - 1.80%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	393,081	$3,934,737

TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,934,931)		$3,934,737

REPURCHASE AGREEMENTS - 9.37%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$20,504,006 on 10/01/2009,
collateralized by $20,490,000
Federal Home Loan Mortgage
Corp., 4.27% due 12/03/2013
(valued at $20,916,192, including
interest)	$20,504,000	$20,504,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,504,000)		$20,504,000

Total Investments (Global Allocation Trust)
(Cost $207,078,475) - 100.13%		$219,101,342
Other assets and liabilities, net - (0.13)%		(285,674)

TOTAL NET ASSETS - 100.00%		$218,815,668

The portfolio had the following five top industry concentrations as of September 30, 2009 (as a percentage of total net assets):

Banking	4.99%
Financial Services	4.84%
Computers & Business Equipment	2.98%
International Oil	2.95%
Pharmaceuticals	2.82%

Global Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 2.52%

U.S. Treasury Bonds - 0.81%
4.50% due 08/15/2039	$7,000,000	$7,546,875

U.S. Treasury Notes - 1.71%
0.875% due 04/30/2011 ***	2,424,000	2,430,627
4.00% due 08/15/2018	12,800,000	13,512,999

		15,943,626

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $23,257,314)		$23,490,501

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.83%

Federal Home Loan Bank - 0.00%
0.435% due 10/13/2009	30,000	30,002

Federal Home Loan Mortgage Corp. - 0.29%
0.3788% due 03/09/2011 (b)	980,000	981,470
0.3869% due 08/24/2010 (b)	509,000	509,271
0.3894% due 05/04/2011 (b)***	344,000	344,184

The accompanying notes are an integral part of the financial statements.
150

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
5.136% due 03/01/2035 (b)		$825,901	$874,024

			2,708,949

Federal National Mortgage
Association - 4.05%
0.5963% due 03/25/2044 (b)		149,754	136,017
0.6463% due 09/25/2032 (b)		39,655	31,864
3.44% due 11/01/2034 (b)		2,421,604	2,490,119
4.943% due 12/01/2034 (b)		558,334	570,792
5.028% due 05/01/2035 (b)		451,711	476,817
5.50% due 12/01/2036 to 12/01/2038		11,704,880	12,266,343
5.50% TBA **		2,200,000	2,301,234
6.00% TBA **		18,500,000	19,514,610

			37,787,796

Government National Mortgage
Association - 2.36%
4.125% due 11/20/2023 to 10/20/2026 (b)		94,080	96,923
4.25% due 01/20/2030 (b)		30,775	31,965
4.375% due 02/20/2024 to 06/20/2030 (b)		112,891	117,411
6.00% due 08/20/2034		3,372,125	3,657,656
6.50% due 07/15/2037 to 11/15/2037		1,369,696	1,458,804
6.50% TBA **		15,700,000	16,666,531

			22,029,290

Small Business Administration - 0.13%
4.12% due 03/01/2014		1,012,140	1,035,122
6.64% due 02/10/2011		26,965	28,290
7.22% due 11/01/2020		121,549	133,018

			1,196,430

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $63,304,414)			$63,752,467

FOREIGN GOVERNMENT OBLIGATIONS - 38.26%
Canada - 1.40%
Province of Ontario, Canada
4.70% due 06/02/2037	CAD	5,000,000	4,792,197
5.00% due 12/01/2038		4,400,000	4,326,437
5.60% due 06/02/2035		1,900,000	2,035,297
5.75% due 06/01/2029		300,000	348,672
6.20% due 06/02/2031		1,300,000	1,472,382
6.35% due 06/18/2031		125,000	144,444

			13,119,429

Denmark - 0.66%
Realkredit Danmark A/S, Series 73D
4.10% due 10/01/2038 (b)	DKK	1,359,887	258,234

France - 10.12%
Government of France
3.00% due 07/12/2014	EUR	10,000,000	14,948,003
3.50% due 04/25/2015		13,349,000	20,320,889
3.75% due 01/12/2013		1,300,000	2,007,059
3.75% due 04/25/2017		4,800,000	7,313,186
4.00% due 04/25/2014		4,400,000	6,858,992
4.00% due 10/25/2038		13,300,000	19,196,488
4.25% due 04/25/2019		7,800,000	12,138,919
4.25% due 10/25/2018		6,900,000	10,758,468

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

France (continued)
Government of France (continued)
5.50% due 04/25/2010	EUR	600,000	$902,120

			94,444,124

Germany - 6.56%
Federal Republic of Germany
3.75% due 01/04/2015		6,700,000	10,403,685
4.00% due 01/04/2037		2,150,000	3,158,376
4.25% due 07/04/2039		6,800,000	10,491,398
4.25% due 07/04/2018		9,300,000	14,762,793
4.25% due 07/04/2014		5,800,000	9,188,655
4.75% due 07/04/2040		3,200,000	5,337,407
4.75% due 07/04/2034		3,100,000	5,035,157
5.50% due 01/04/2031		1,600,000	2,815,858

			61,193,329

Greece - 0.58%
Republic of Greece
4.30% due 03/20/2012		2,900,000	4,452,927
5.25% due 05/18/2012		600,000	945,572

			5,398,499

Italy - 5.76%
Republic of Italy
3.75% due 09/15/2011		3,900,000	5,948,527
4.25% due 08/01/2013		3,100,000	4,824,079
4.25% due 09/01/2011		6,700,000	10,309,268
4.25% due 03/01/2020		3,000,000	4,480,350
5.25% due 08/01/2011		18,000,000	28,146,698

			53,708,922

Japan - 2.68%
Government of Japan
1.50% due 12/20/2017	JPY	160,000,000	1,849,749
1.70% due 03/20/2017		860,000,000	10,112,303
2.30% due 05/20/2030		155,000,000	1,791,556
2.40% due 03/20/2034		450,000,000	5,243,175
2.50% due 03/20/2036		170,000,000	2,010,767
2.50% due 09/20/2036		340,000,000	4,021,174

			25,028,724

Mexico - 0.02%
Government of Mexico
6.05% due 01/11/2040		$200,000	199,500

Netherlands - 7.88%
Kingdom of Netherlands
2.50% due 01/15/2012	EUR	100,000	149,591
3.25% due 07/15/2015		9,100,000	13,640,066
3.75% due 07/15/2014		16,200,000	24,982,360
4.00% due 07/15/2019		8,300,000	12,631,264
4.00% due 07/15/2018		12,000,000	18,347,762
5.00% due 07/15/2011		2,400,000	3,745,904

			73,496,947

United Kingdom - 2.60%
Government of United Kingdom
3.75% due 09/07/2019	GBP	11,000,000	17,674,594
4.25% due 03/07/2036		3,500,000	5,716,867

The accompanying notes are an integral part of the financial statements.
151

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

United Kingdom (continued)
Government of United Kingdom (continued)
4.75% due 12/07/2038	GBP	500,000	$888,572

			24,280,033

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $340,394,036)			$357,034,889

CORPORATE BONDS - 39.80%

Australia - 7.02%
Bank of Queensland, Ltd.
3.7662% due 10/22/2012 (b)	AUD	3,700,000	3,294,606
Citigroup Pty, Ltd.
3.71% due 08/20/2012 (b)		3,500,000	3,097,327
5.50% due 06/18/2012		3,000,000	2,644,646
Commonwealth Bank of Australia
0.785% due 06/25/2014 (b)(g)		$14,800,000	14,731,432
0.925% due 07/12/2013 (b)(g)		8,000,000	7,970,672
2.50% due 12/10/2012 (g)		5,500,000	5,594,067
Commonwealth Bank of Australia, Series TCD
4.50% due 02/20/2014	AUD	4,000,000	3,346,939
ING Bank Australia, Ltd., Series DIP
3.7833% due 08/28/2013 (b)		3,600,000	3,176,069
5.75% due 08/28/2013		900,000	790,251
ING Bank Australia, Ltd., Series RTD
3.96% due 06/24/2014 (b)		10,000,000	8,840,789
Members Equity Bank Pty, Ltd., MTN
5.75% due 08/20/2012		2,400,000	2,115,836
National Australia Bank, Ltd.
1.0481% due 07/08/2014 (b)(g)		$5,000,000	4,976,835
5.75% due 12/19/2013	AUD	240,000	211,095
Westpac Banking Corp.
2.90% due 09/10/2014 (g)		$4,700,000	4,689,167

			65,479,731

Canada - 1.10%
Alcan, Inc.
6.45% due 03/15/2011		1,100,000	1,151,461
Honda Canada Finance, Inc., Series E, MTN
0.6114% due 03/26/2012 (b)	CAD	10,200,000	9,074,982

			10,226,443

Cayman Islands - 1.17%
Foundation Re II, Ltd.
7.19% due 11/26/2010 (b)(g)		$600,000	587,373
Green Valley, Ltd.
4.629% due 01/10/2011 (b)(g)	EUR	1,200,000	1,679,674
Longpoint Re, Ltd.
5.549% due 05/08/2010 (b)(g)		$1,600,000	1,600,000
Mizuho Financial Group (Cayman), Ltd.
8.375% due 01/29/2049		1,800,000	1,795,500
MUFG Capital Finance 5, Ltd.
6.299% due 01/25/2049	GBP	1,800,000	2,315,721
Residential Reinsurance 2007 Ltd., Series CL5
8.1106% due 06/07/2010 (b)(g)		$2,900,000	2,948,140

			10,926,408

Denmark - 0.59%
Nykredit
6.00% due 10/01/2029	DKK	214,284	44,482

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Denmark (continued)
Nykredit Realkredit A/S
5.00% due 01/01/2010	EUR	3,700,000	$5,462,417

			5,506,899

France - 3.89%
BNP Paribas Covered Bonds SA, EMTN
4.75% due 05/28/2013		2,700,000	4,232,791
Caisse Nationale des Caisses d'Epargne et de
Prevoyance, EMTN
6.117% due 10/29/2049 (b)		2,400,000	2,493,547
Credit Agricole SA
6.637% due 12/31/2049 (b)(g)		$2,900,000	2,059,000
Dexia Credit Local
0.9394% due 09/23/2011 (b)(g)		4,200,000	4,240,236
Societe Financement de l'Economie Francaise
2.25% due 06/11/2012 (g)		8,800,000	8,869,209
2.875% due 09/22/2014 (g)		3,500,000	3,507,175
3.375% due 05/05/2014 (g)		4,000,000	4,106,904
Societe Financement de l'Economie Francaise,
EMTN
2.125% due 05/20/2012	EUR	2,000,000	2,950,507
Vivendi
5.75% due 04/04/2013 (g)		$3,700,000	3,839,638

			36,299,007

Germany - 1.15%
KFW International Finance, Inc.
1.75% due 03/23/2010	JPY	185,000,000	2,074,269
Kreditanstalt Fuer Wiederaufbau
4.875% due 06/17/2019		$3,500,000	3,805,949
5.00% due 07/04/2011	EUR	250,000	388,568
Kreditanstalt Fuer Wiederaufbau, MTN
5.50% due 06/05/2014	AUD	5,200,000	4,506,118

			10,774,904

Ireland - 0.04%
Argon Capital PLC for Royal Bank of Scotland,
EMTN
8.162% due 10/29/2049 (b)	GBP	500,000	359,584

Japan - 0.04%
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)(g)		$400,000	346,000

Jersey - 0.44%
HBOS Capital Funding LP
9.54% due 03/12/2049 (b)	GBP	1,700,000	1,901,800
HBOS Euro Finance LP
7.627% due 12/29/2049 (b)	EUR	2,334,000	2,220,047

			4,121,847

Netherlands - 1.89%
Fortis Bank Nederland Holding NV, EMTN
3.375% due 05/19/2014		5,900,000	8,858,116
LeasePlan Corp NV, EMTN
3.25% due 05/22/2014		1,800,000	2,677,990
NIBC Bank NV, EMTN
3.50% due 04/07/2014		1,700,000	2,541,800
Rabobank Nederland
11.00% due 06/29/2049 (g)		$2,900,000	3,552,500

			17,630,406

The accompanying notes are an integral part of the financial statements.
152

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

New Zealand - 0.47%
Westpac Securities NZ, Ltd.
3.45% due 07/28/2014 (g)		$4,300,000	$4,362,840

Norway - 0.44%
DnB NOR Boligkreditt, EMTN
4.50% due 05/16/2011	EUR	2,700,000	4,112,818

South Korea - 0.29%
Export-Import Bank of Korea, Series E, MTN
5.75% due 05/22/2013		1,800,000	2,737,519

Spain - 0.15%
Santander Perpetual SA Unipersonal
6.671% until 10/24/2017, then
variable due 10/29/2049 (g)		$1,600,000	1,407,157

Switzerland - 0.13%
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		1,200,000	1,228,408

United Kingdom - 4.17%
Bank of Scotland PLC, EMTN
5.625% due 05/23/2013	EUR	4,600,000	7,123,691
Barclays Bank PLC
6.05% due 12/04/2017 (g)		$3,000,000	3,019,098
10.179% due 06/12/2021 (g)		1,840,000	2,418,367
British Sky Broadcasting Group PLC
6.10% due 02/15/2018 (g)		4,200,000	4,524,446
HBOS PLC
6.75% due 05/21/2018 (g)		3,100,000	2,764,050
Lloyds TSB Bank PLC
1.5969% due 04/02/2012 (b)(g)		3,300,000	3,291,931
National Grid PLC, EMTN
4.98% due 06/22/2011	CAD	2,000,000	1,930,715
NGG Finance PLC
6.125% due 08/23/2011	EUR	250,000	388,728
Pearson Dollar Finance Two PLC
5.50% due 05/06/2013 (g)		$3,000,000	3,121,374
Royal Bank of Scotland PLC
2.625% due 05/11/2012 (g)		4,000,000	4,059,428
Royal Bank of Scotland PLC, EMTN
3.75% due 11/14/2011	EUR	4,100,000	6,222,381

			38,864,209

United States - 16.82%
Altria Group, Inc.
9.25% due 08/06/2019		$4,000,000	4,887,824
American Express Bank FSB, BKNT
0.3938% due 06/12/2012 (b)		1,400,000	1,307,909
American General Finance Corp.
6.90% due 12/15/2017		3,000,000	2,098,143
American International Group, Inc.
8.00% due 05/22/2038 (b)(g)	EUR	6,700,000	5,294,397
8.25% due 08/15/2018		$600,000	509,899
American International Group, Inc., MTN
5.85% due 01/16/2018		3,300,000	2,389,226
American International Group, Inc., Series A3
4.875 due 03/15/2067	EUR	1,700,000	1,107,024
American International Group, Inc., Series WI
8.175% until 05/15/2038, then
variable due 05/15/2068		$5,100,000	3,060,000

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Autozone, Inc.
5.875% due 10/15/2012		$800,000	$855,610
BA Covered Bond Issuer, Series EMTN
4.125% due 04/05/2012	EUR	1,200,000	1,791,143
Bank of America Corp., MTN
4.75 due 05/23/2017		4,600,000	6,029,892
Bear Stearns Companies, Inc.
7.25% due 02/01/2018		$6,800,000	7,765,886
Boston Scientific Corp.
6.00% due 06/15/2011		800,000	822,000
6.40% due 06/15/2016		1,600,000	1,622,000
Citigroup Funding, Inc., MTN
1.5181% due 05/07/2010 (b)		3,700,000	3,702,979
Citigroup, Inc.
5.50% due 04/11/2013		50,000	51,166
5.50% due 10/15/2014		800,000	798,844
6.00% due 08/15/2017		7,300,000	7,199,669
6.125% due 05/15/2018		5,800,000	5,710,929
Citigroup, Inc., EMTN
0.903% due 06/28/2013 (b)	EUR	100,000	134,003
1.059% due 01/16/2012 (b)	GBP	2,655,000	3,981,637
4.75% due 05/31/2017 (b)	EUR	2,000,000	2,475,501
CNA Financial Corp.
5.85% due 12/15/2014		$4,000,000	3,779,748
6.00% due 08/15/2011		1,600,000	1,606,942
Computer Sciences Corp.
6.50% due 03/15/2018		3,000,000	3,304,611
DaimlerChrysler NA Holding Corp.
4.875% due 06/15/2010		300,000	305,821
DaimlerChrysler NA Holding Corp., MTN
5.75% due 09/08/2011		400,000	420,142
Darden Restaurants, Inc.
6.20% due 10/15/2017		3,000,000	3,152,619
GATX Financial Corp.
5.50% due 02/15/2012		3,000,000	3,084,894
General Electric Capital Corp.
6.375 due 11/15/2067		100,000	82,750
6.625% due 02/04/2010	NZD	250,000	181,571
Goldman Sachs Group, Inc.
0.7394% due 03/22/2016 (b)		$1,100,000	1,037,430
1.219% due 05/18/2015 (b)	EUR	1,500,000	2,007,153
Goldman Sachs Group, Inc., Series E, MTN
1.349% due 02/02/2015 (b)		1,800,000	2,458,971
6.375% due 05/02/2018		1,000,000	1,610,958
Harris Corp.
5.95% due 12/01/2017		$500,000	535,257
Health Care Property, Inc.
5.95% due 09/15/2011		300,000	308,143
International Lease Finance Corp.
5.35% due 03/01/2012		1,100,000	935,044
Johnson Controls, Inc.
5.25% due 01/15/2011		900,000	934,436
JPMorgan & Company, Inc., Series A, MTN
1.7212% due 02/15/2012 (b)		360,000	346,183
JPMorgan Chase & Company
6.00% due 01/15/2018		800,000	858,660
6.30% due 04/23/2019		700,000	764,209

The accompanying notes are an integral part of the financial statements.
153

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
JPMorgan Chase & Company, MTN
5.058% until 02/22/2016, then
variable due 02/22/2021	CAD	1,000,000	$913,987
JPMorgan Chase Bank NA
4.375% until 11/14/2016, then
variable due 11/30/2021	EUR	1,900,000	2,628,427
JPMorgan Chase Capital XX, Series T
6.55% due 09/15/2066		$1,300,000	1,207,378
JPMorgan Chase Capital XXII, Series V
6.45% due 02/02/2037		1,800,000	1,619,996
Lehman Brothers Holdings, Inc., MTN
5.46% due 11/16/2009 ^		4,100,000	686,750
5.625% due 01/24/2013 ^		4,500,000	793,125
6.875% due 05/02/2018 ^		2,100,000	372,750
Loews Corp.
5.25% due 03/15/2016		400,000	405,110
Marsh & McLennan Companies, Inc.
5.15% due 09/15/2010		900,000	918,463
5.75% due 09/15/2015		5,000,000	5,272,530
Masco Corp.
5.875% due 07/15/2012		300,000	297,319
Merrill Lynch & Company, Inc., EMTN
1.163% due 01/31/2014 (b)	EUR	1,000,000	1,325,842
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018		$5,000,000	5,258,485
Merrill Lynch Commercial Trust 2008-LAQ
1.00% due 07/09/2021		2,700,000	2,177,634
Morgan Stanley
0.9894% due 10/15/2015 (b)		2,900,000	2,652,650
Morgan Stanley, EMTN
1.155% due 03/01/2013 (b)	EUR	1,300,000	1,761,210
1.418% due 04/13/2016 (b)		300,000	380,086
Morgan Stanley, GMTN
1.405% due 01/16/2017 (b)		2,000,000	2,551,419
Nabors Industries, Inc.
6.15% due 02/15/2018		$3,000,000	3,007,488
Nisource Finance Corp.
5.40% due 07/15/2014		400,000	406,487
Nordstrom, Inc.
6.25% due 01/15/2018		1,400,000	1,451,037
ProLogis
5.625% due 11/15/2015		2,000,000	1,817,422
Reynolds American, Inc.
0.999% due 06/15/2011 (b)		400,000	393,356
Ryder System, Inc., MTN
5.85% due 11/01/2016		1,100,000	1,110,053
Sara Lee Corp.
6.25% due 09/15/2011		800,000	863,885
Sealed Air Corp.
5.625% due 07/15/2013 (g)		4,200,000	4,253,474
Simon Property Group LP
6.125% due 05/30/2018		3,000,000	3,022,725
SLM Corp., Series MTN
0.499% due 03/15/2011 (b)		1,700,000	1,530,935
Spectra Energy Capital LLC
6.20% due 04/15/2018		5,000,000	5,320,620
Sprint Capital Corp.
8.75% due 03/15/2032		300,000	283,500

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Sprint Nextel Corp.
6.00% due 12/01/2016		$1,400,000	$1,249,500
Starwood Hotels & Resorts Worldwide, Inc.
6.75% due 05/15/2018		3,000,000	2,831,250
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)		400,000	390,822
The Cleveland Electric Illuminating Company
5.70% due 04/01/2017		3,000,000	3,156,789
Verizon Wireless Capital LLC
3.025% due 05/20/2011 (b)(g)		2,000,000	2,069,054
WM Covered Bond Program, Series EMTN
4.00% due 09/27/2016	EUR	900,000	1,268,570

			156,961,351

TOTAL CORPORATE BONDS (Cost $377,161,959)			$371,345,531

FOREIGN GOVERNMENT OBLIGATIONS - 38.26%

Denmark - 0.66%
Realkredit Danmark A/S
5.00% due 01/01/2010		4,000,000	5,907,148

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $340,394,036)			$357,034,889

CONVERTIBLE BONDS - 0.01%

United States - 0.01%
RBS Capital Trust I
4.709% due 12/29/2049 (b)		$300,000	138,000

TOTAL CONVERTIBLE BONDS (Cost $120,036)			$138,000

MUNICIPAL BONDS - 1.00%

California - 0.62%
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series
A-1
5.125% due 06/01/2047		200,000	150,006
5.75% due 06/01/2047		6,505,000	5,414,957
Los Angeles California Wastewater
Systems Revenue, Series A
5.00% due 06/01/2027		200,000	207,236
Metropolitan Water District Southern California
Waterworks Revenue
5.00% due 10/01/2036		45,000	46,801

			5,819,000

Illinois - 0.03%
Chicago, Illinois, Series A
8.614% due 01/01/2030 (b)		230,000	254,861

Iowa - 0.04%
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023		480,000	364,920

New York - 0.07%
New York City Municipal Water Finance Authority,
Water & Sewer Revenue, Series 1289
8.80% due 12/15/2013 (b)		300,000	326,505

The accompanying notes are an integral part of the financial statements.
154

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)

New York (continued)
New York City Transitional Financial Authority
5.00% due 02/01/2028		$285,000	$299,586

			626,091

Ohio - 0.23%
Buckeye Tobacco Settlement Financing Authority
5.875% due 06/01/2047		2,700,000	2,184,975

Puerto Rico - 0.01%
Puerto Rico Sales Tax Financing Corp.
zero coupon due 08/01/2054		800,000	59,440

TOTAL MUNICIPAL BONDS (Cost $10,489,061)			$9,309,287

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.39%

Australia - 1.00%
Puma Finance, Ltd., Series 2004-P10, Class BA
3.47% due 07/12/2036 (b)	AUD	738,792	634,360
Puma Finance, Ltd., Series 2005-P11, Class BA
3.3783% due 08/22/2037 (b)		3,891,250	3,305,844
Swan, Series 2006-1E, Class A2
3.4367% due 05/12/2037 (b)		2,439,208	2,066,010
Torrens Trust, Series 2007-1, Class A
3.59% due 09/19/2014 (b)		3,896,847	3,328,139

			9,334,353

Ireland - 0.32%
Immeo Residential Finance PLC, Series 2007-2,
Class A
0.933% due 12/15/2016 (b)	EUR	2,066,703	2,487,493
Lusitano Mortgages PLC, Series 1, Class A
1.053% due 12/15/2035 (b)		388,884	468,960

			2,956,453

Italy - 0.41%
Intesabci Sec. 2 SRL, Series 1, Class A2
1.114% due 08/28/2023 (b)		290,578	416,163
Siena Mortgages, Series 2003-4, Class A2
1.001% due 12/16/2038 (b)		2,089,146	2,988,379
Vela Home Srl, Series 2003-1, Class A1
1.213% due 10/24/2027 (b)		308,440	448,520

			3,853,062

Netherlands - 0.25%
Arena BV, Series 2000-I, Class A
6.10% due 11/15/2062 (b)		500,000	753,179
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.695% due 07/01/2034 (b)		94,134	132,501
Delphinus BV, Series 2001-II, Class A1
1.124% due 11/28/2031 (b)		175,180	251,991
Dutch MBS BV, Series X, Class B
1.379% due 10/02/2079 (b)		640,979	932,363
Dutch MBS BV, Series XI, Class A1
1.139% due 11/02/2034 (b)		14,037	20,514
Dutch Mortgage Portfolio Loans, BV,
Series III, Class A
1.109% due 11/20/2035 (b)		190,987	266,387

			2,356,935

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Spain - 0.09%
Bancaja Fondo de Titulizacion de Activos, Series
2005-8, Class A
1.037% due 10/25/2037 (b)	EUR	740,732	$823,523

United Kingdom - 0.27%
Bauhaus Securities, Ltd., Series 1, Class A2
1.228% due 10/30/2052 (b)		139,958	198,172
Permanent Financing PLC,
Series 2004-4, Class 5A2
0.8013% due 06/10/2042 (b)	GBP	1,500,000	2,320,439

			2,518,611

United States - 8.05%
Adjustable Rate Mortgage Trust, Series 2005-5,
Class 2A1
5.1597% due 09/25/2035 (b)		$250,201	178,911
American Home Mortgage Assets, Series 2006-5,
Class A1
1.8208% due 11/25/2046 (b)		1,398,873	627,004
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
3.0975% due 10/25/2034 (b)		148,491	107,718
Banc of America Funding Corp., Series 2005-E,
Class 1A1
0.5363% due 05/20/2035 (b)		598,458	320,493
Banc of America Funding Corp., Series 2006-J,
Class 4A1
6.0928% due 01/20/2047 (b)		369,387	241,597
BCAP LLC Trust, Series 2006-AA2, Class A1
0.4163% due 01/25/2037 (b)		3,826,542	1,792,213
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A1
3.0582% due 08/25/2033 (b)		308,771	293,910
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.6479% due 10/25/2033 (b)		325,092	312,238
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9, Class 2A1
5.1312% due 02/25/2034 (b)		44,884	37,882
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 22A
4.1532% due 05/25/2034 (b)		621,151	555,135
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 23A
4.6302% due 05/25/2034 (b)		274,174	223,626
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.3423% due 11/25/2034 (b)		216,632	202,725
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-12, Class 23A1
5.7345% due 02/25/2036 (b)		1,445,504	934,055
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
2.86% due 03/25/2035 (b)		3,482,403	3,110,931
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
2.1963% due 03/25/2035 (b)		1,440,126	1,275,551
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
2.46% due 08/25/2035 (b)		2,473,165	2,165,612

The accompanying notes are an integral part of the financial statements.
155

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.4898% due 09/25/2036 (b)	$1,819,056	$1,152,092
Bear Stearns Alt-A Trust, Series 2005-9, Class 24A1
5.5083% due 11/25/2035 (b)	1,579,283	914,867
Bear Stearns Alt-A Trust, Series 2006-1, Class 21A2
5.714% due 02/25/2036 (b)	2,910,623	1,676,617
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 1A1
5.6355% due 01/26/2036 (b)	3,128,306	1,783,099
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
2.51% due 08/25/2035 (b)	1,038,027	893,783
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	1,277,300	1,045,847
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049	5,600,000	4,681,965
Countrywide Alternative Loan Trust, Series
2005-21CB, Class A3
5.25% due 06/25/2035	404,501	339,934
Countrywide Alternative Loan Trust, Series
2005-56, Class 2A2
2.9408% due 11/25/2035 (b)	195,289	107,369
Countrywide Alternative Loan Trust, Series
2005-56, Class 2A3
2.4008% due 11/25/2035 (b)	234,187	127,479
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
0.4463% due 07/20/2046 (b)	978,747	385,064
Countrywide Alternative Loan Trust, Series
2007-11T1, Class A12
0.5963% due 05/25/2037 (b)	706,812	326,865
Countrywide Alternative Loan Trust, Series
2007-16CB, Class 5A1
6.25% due 08/25/2037	330,618	169,064
Countrywide Alternative Loan Trust, Series
2007-7T2, Class A9
6.00% due 04/25/2037	586,855	390,752
Countrywide Alternative Loan Trust, Series
2007-OA7, Class A1A
0.4263% due 05/25/2047 (b)	3,081,441	1,377,661
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-12, Class 11A1
4.0038% due 08/25/2034 (b)	129,645	84,941
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.6535% due 11/25/2034 (b)	483,272	358,670
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB5, Class 2A1
3.8848% due 04/20/2035 (b)	210,222	197,916
Countrywide Home Loans,
Series 2004-25, Class 1A1
0.5763% due 02/25/2035 (b)	76,063	44,143
Countrywide Home Loans,
Series 2004-25, Class 2A1
0.5863% due 02/25/2035 (b)	112,947	66,047

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Countrywide Mortgage Backed Securities, Inc.,
Series 2005-2, Class 2A1
0.5663% due 03/25/2035 (b)	$172,910	$94,590
CS First Boston Mortgage Securities Corp., Series
2003-AR18, Class 2A3
3.847% due 07/25/2033 (b)	43,994	40,085
CS First Boston Mortgage Securities Corp., Series
2003-AR20, Class 2A1
3.8767% due 08/25/2033 (b)	745,985	698,350
CS First Boston Mortgage Securities Corp.,
Series 2002-AR13, Class 3A
2.7991% due 05/25/2032 (b)	7,432	7,279
CS First Boston Mortgage Securities Corp.,
Series 2003-8, Class 5A1
6.50% due 04/25/2033	43,683	37,950
Deutsche ALT-A Securities, Inc., Alternate Loan
Trust, Series 2007-1, Class 1A1
0.3363% due 08/25/2037 (b)	426,684	398,549
Downey Savings & Loan Association Mortgage
Loan Trust, Series 2006-AR2, Class 2AB3
0.5563% due 03/19/2017 (b)	2,600,000	28,513
Federal Home Loan Mortgage Corp., Series 2752,
Class FM
0.5934% due 12/15/2030 (b)	235,033	234,895
Federal Home Loan Mortgage Corp., Structured
Pass Through Securities, Series T-62, Class
1A1
2.251% due 10/25/2044 (b)	2,573,170	2,514,115
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.4763% due 12/20/2027 (b)	29,117	17,493
First Horizon Asset Securities, Inc., Series
2003-AR2, Class 2A1
3.1475% due 07/25/2033 (b)	129,459	120,647
First Horizon Asset Securities, Inc., Series
2003-AR4, Class 2A1
4.1286% due 12/25/2033 (b)	251,299	227,054
First Horizon Asset Securities, Inc., Series
2005-AR3, Class 2A1
5.366% due 08/25/2035 (b)	231,234	191,355
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.5934% due 11/15/2031 (b)	114,512	95,636
GMAC Mortgage Corp. Loan Trust, Series
2004-AR1, Class 22A
4.7488% due 06/25/2034 (b)	44,784	32,718
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
0.3263% due 10/25/2046 (b)	1,957,372	1,548,246
Greenpoint Mortgage Funding Trust, Series
2006-OH1, Class A1
0.4263% due 01/25/2037 (b)	463,988	229,757
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
3.8947% due 10/25/2033 (b)	42,139	34,689
GS Mortgage Securities Corp., Series 2003-1,
Class A2
0.9463% due 01/25/2032 (b)	78,610	52,133

The accompanying notes are an integral part of the financial statements.
156

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
GSR Mortgage Loan Trust, Series 2003-1, Class A2
4.5096% due 03/25/2033 (b)	$270,093	$260,940
Harborview Mortgage Loan Trust, Series 2003-1,
Class A
4.2435% due 05/19/2033 (b)	454,358	428,061
Harborview Mortgage Loan Trust, Series 2005-4,
Class 3A1
5.1437% due 07/19/2035 (b)	93,208	57,870
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A2A
0.4363% due 01/19/2038 (b)	1,046,113	533,708
Indymac Index Mortgage Loan Trust, Series
2004-AR11, Class 2A
4.9436% due 12/25/2034 (b)	146,763	88,811
JPMorgan Alternative Loan Trust, Series 2006-A6,
Class 2A1
5.50% due 11/25/2036 (b)	983,696	812,095
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	1,700,000	1,572,010
JPMorgan Mortgage Trust, Series 2003-A2, Class
3A1
4.3762% due 11/25/2033 (b)	345,154	326,286
JPMorgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0123% due 02/25/2035 (b)	676,960	648,118
JPMorgan Mortgage Trust, Series 2007-A1, Class
5A6
4.4933% due 07/25/2035 (b)	1,193,654	556,665
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A5
4.4933% due 07/25/2035 (b)	3,580,963	3,272,220
Mastr Adjustable Rate Mortgages Trust, Series
2007-HF1, Class A1
0.4863% due 05/25/2037 (b)	727,238	345,603
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
0.6834% due 12/15/2030 (b)	116,302	99,463
Merrill Lynch Alternative Note Asset, Series
2007-AF1, Class AV1
5.54% due 06/25/2037 (b)	1,694,544	803,120
Merrill Lynch Mortgage Investors, Inc., Series
2003-A2, Class 1A1
4.4409% due 02/25/2033 (b)	235,868	209,976
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 1A
4.25% due 10/25/2035 (b)	1,822,869	1,582,631
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 4A
0.4963% due 11/25/2035 (b)	1,702,768	1,220,744
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
0.4563% due 02/25/2036 (b)	5,893,268	3,384,118
Merrill Lynch Mortgage Investors, Inc., Series
2005-A8, Class A3A2
0.4963% due 08/25/2036 (b)	256,810	140,736
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-5, Class A4
5.378% due 08/12/2048	1,400,000	1,044,329

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-8, Class A3
6.1555% due 08/12/2049 (b)	$3,200,000	$2,559,182
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)	2,400,000	2,145,452
Puma Finance, Ltd., Series 2006-G5, Class A1
0.4888% due 02/21/2038 (b)(g)	992,460	878,165
Residential Accredit Loans, Inc., Series 2006-QA2,
Class 2A1
5.7143% due 02/25/2036 (b)	1,248,036	648,252
Residential Accredit Loans, Inc., Series 2006-QO6,
Class A1
0.4263% due 06/25/2046 (b)	3,907,634	1,845,340
Residential Accredit Loans, Inc., Series 2007-QH4,
Class A2
0.4763% due 05/25/2037 (b)	1,330,070	327,509
Residential Accredit Loans, Inc., Series 2007-QO2,
Class A1
0.3963% due 02/25/2047 (b)	969,024	413,022
Residential Asset Securitization Trust, Series
2005-A15, Class 5A1
5.75% due 02/25/2036	667,800	409,380
Residential Asset Securitization Trust, Series
2006-R1, Class A2
0.6463% due 01/25/2046 (b)	1,005,257	466,756
Residential Funding Mortgage Securities I, Series
2005-SA4, Class 1A21
5.2034% due 09/25/2035 (b)	253,523	169,199
Sequoia Mortgage Trust, Series 5, Class A
0.5963% due 10/19/2026 (b)	73,904	58,289
Sequoia Mortgage Trust, Series 2003-4, Class 2A1
0.5963% due 07/20/2033 (b)	279,553	234,752
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
3.75% due 02/25/2034 (b)	253,221	211,825
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 7A1
5.21% due 09/25/2034 (b)	1,108,701	971,399
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4, Class 3A2
3.6188% due 04/25/2034 (b)	582,964	499,068
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR5, Class 1A1
0.4563% due 05/25/2046 (b)	959,887	535,235
Thornburg Mortgage Securities Trust, Series
2003-5, Class 1A
4.2783% due 10/25/2043 (b)	1,532,796	1,349,974
WaMu Mortgage Pass Through Certificates, Series
2003-AR9, Class 1A6
2.8327% due 09/25/2033 (b)	993,919	920,783
WaMu Mortgage Pass Through Certificates, Series
2006-AR19, Class 1A
1.6408% due 01/25/2047 (b)	987,932	458,481
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
2.1008% due 11/25/2042 (b)	624,672	386,669

The accompanying notes are an integral part of the financial statements.
157

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
WaMu Mortgage Pass-Through Certificates, Series
2002-AR2, Class A
2.723% due 02/27/2034 (b)		$135,649	$125,731
WaMu Mortgage Pass-Through Certificates, Series
2003-AR5, Class A7
2.9101% due 06/25/2033 (b)		189,094	164,627
WaMu Mortgage Pass-Through Certificates, Series
2005-AR15, Class A1A1
0.5063% due 11/25/2045 (b)		358,872	214,732
WaMu Mortgage Pass-Through Certificates, Series
2005-AR2, Class 2A1A
0.5563% due 01/25/2045 (b)		99,184	62,433
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
0.4763% due 04/25/2045 (b)		199,341	125,023
WaMu Mortgage Pass-Through Certificates,
Series 2003-R1, Class A1
0.7863% due 12/25/2027 (b)		305,919	215,508
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-AR5,
Class 3A
1.8408% due 07/25/2046 (b)		655,125	253,559
Washington Mutual Mortgage Pass Through
Certificates, Series 2006-AR9, Class 1A
1.9008% due 08/25/2046 (b)		707,073	368,844
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR11, Class 1A1
4.6075% due 06/25/2035 (b)		5,791,064	5,563,975

			75,078,498

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $120,420,539)			$96,921,435

ASSET BACKED SECURITIES - 2.52%

Canada - 0.45%
Ford Auto Securitization Trust, Series 2009-R1A,
Class A1
3.396% due 11/15/2011 (g)	CAD	3,086,346	2,850,866
Ford Auto Securitization Trust, Series 2009-R1A,
Class A2
4.817% due 10/15/2012 (g)		1,500,000	1,364,524

			4,215,390

Ireland - 0.34%
Cars Alliance Funding PLC, Series 2007-1, Class A
1.168% due 10/08/2023 (b)	EUR	1,400,000	1,949,436
SC Germany Auto, Series 2007-1, Class A
0.531% due 08/11/2015 (b)		869,311	1,251,052

			3,200,488

Netherlands - 0.09%
Globaldrive BV, Series 2007-1, Class B
0.741% due 06/20/2015 (b)		650,000	834,691

United States - 1.64%
Access Group, Inc., Series 2008-1, Class A
1.8038% due 10/27/2025 (b)		$2,311,340	2,334,348
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.5363% due 07/25/2032 (b)		6,344	3,868

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)

United States (continued)
Amresco Residential Securities,
Series 1999-1, Class A
1.1863% due 06/25/2029 (b)		$27,650	$16,168
Ford Credit Auto Owner Trust, Series 2008-C,
Class A2B
1.1434% due 01/15/2011 (b)		2,009,931	2,012,704
Ford Credit Auto Owner Trust, Series 2008-C,
Class A3
1.6634% due 06/15/2012 (b)		2,200,000	2,221,773
Franklin Auto Trust, Series 2008-A, Class A2
1.2463% due 10/20/2011 (b)		1,166,571	1,168,945
Home Equity Asset Trust, Series 2002-1, Class A4
0.8463% due 11/25/2032 (b)		1,283	534
Nelnet Student Loan Trust, Series 2008-4, Class A1
1.0338% due 04/27/2015 (b)		1,878,179	1,881,038
Residential Asset Mortgage Products, Inc.,
Series 2002-RS3, Class AII1
0.8063% due 06/25/2032 (b)		18,135	10,447
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.7463% due 07/25/2032 (b)		46,824	22,115
Securitized Asset Backed Receivables LLC Trust,
Series 2007-NC1, Class A2A
0.2963% due 12/25/2036 (b)		1,095,516	931,105
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR3, Class 1A2
0.8263% due 07/19/2034 (b)		139,670	102,306
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)		4,700,000	4,119,850
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.4763% due 10/25/2035 (b)		446,804	426,950

			15,252,151

TOTAL ASSET BACKED SECURITIES
(Cost $24,333,686)			$23,502,720

SUPRANATIONAL OBLIGATIONS - 0.10%

Australia - 0.10%
European Investment Bank, Series INTL
3.625% due 10/15/2013	EUR	600,000	917,814

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $877,439)			$917,814

PREFERRED STOCKS - 0.39%

United States - 0.39%
DG Funding Trust (g)(h)		236	2,008,950
SLM Corp. (h)		9,800	119,560
State Street Capital Trust IV (h)		2,300,000	1,483,321

			3,611,831

TOTAL PREFERRED STOCKS (Cost $4,915,480)			$3,611,831

TERM LOANS - 0.70%

Australia - 0.25%
Seven Media Group, Term T1
5.9949% due 02/07/2013 (b)	AUD	3,427,927	2,373,932

The accompanying notes are an integral part of the financial statements.
158

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

United States - 0.45%
Chrysler Financial
4.25% due 08/03/2012 (b)	$3,454,914	$3,308,944
Ford Motor Company, Term B
3.494% due 11/29/2013 (b)	970,084	859,044

		4,167,988

TOTAL TERM LOANS (Cost $7,096,956)		$6,541,920

REPURCHASE AGREEMENTS - 0.45%
JPMorgan Chase & Company
Tri-Party Repurchase Agreement
dated 09/30/2009 at 0.07% to be
repurchased at $2,900,006 on
10/01/2009, collateralized by
$2,951,700 U.S. Treasury Notes,
3.00% due 09/30/2016 (valued at
$2,977,527, including interest)	$2,900,000	$2,900,000
Repurchase Agreement with State Street
Corp. dated 09/30/2009 at 0.01% to be
repurchased at $1,310,000 on 10/01/2009,
collateralized by $1,330,000 Federal Home
Loan Bank, 0.93% due 03/30/2010 (valued
at $1,339,975, including interest)	1,310,000	1,310,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,210,000)		$4,210,000

SHORT TERM INVESTMENTS - 0.30%
U.S. Treasury Bills
0.19% due 04/01/2010 ***	$1,740,000	$1,738,390
0.2602% due 02/25/2010 ***	1,047,000	1,046,324

TOTAL SHORT TERM INVESTMENTS
(Cost $2,784,327)		$2,784,714

Total Investments (Global Bond Trust)
(Cost $979,365,247) - 103.27%		$963,561,109
Other assets and liabilities, net - (3.27)%		(30,552,853)

TOTAL NET ASSETS - 100.00%		$933,008,256

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 67.24%
Federal National Mortgage Association
5.00%, TBA **	$3,000,000	$3,145,078
5.50%, TBA **	14,000,000	$14,597,187
6.00%, TBA **	18,500,000	$19,455,351

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $37,087,541)		$37,197,616

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 32.76%
Government National Mortgage Association
6.00%, TBA **	100,000	$105,563

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (continued)
Government National Mortgage Association
(continued)
6.50%, TBA **	$17,000,000	$18,014,687

TOTAL GOVERNMENT NATIONAL
MORTGAGE
ASSOCIATION (Proceeds $18,135,969)		$18,120,250

Total Securities Sold Short (Global Bond Trust)
(Proceeds $55,223,510)		$55,317,866

Global Real Estate Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.53%

Australia - 12.13%
CFS Gandel Retail Trust	88,615	$156,598
Charter Hall Group, Ltd	17,645	9,755
Commonwealth Property Office Fund, Ltd.	71,423	59,666
Dexus Property Group, REIT	171,864	127,664
FKP Property Group, Ltd.	15,506	10,331
General Property Trust, Ltd.	274,569	165,261
Goodman Group, Ltd.	304,877	177,602
ING Industrial Fund	16,854	9,337
Macquarie Leisure Trust Group	9,729	12,308
Macquarie Office Trust	309,171	81,472
Mirvac Group, Ltd.	102,785	151,681
Stockland Company, Ltd.	92,987	333,152
Westfield Group	82,667	1,006,587

		2,301,414
Brazil - 0.24%
Multiplan Empreendimentos Imobiliarios SA	2,950	46,208

Bulgaria - 0.00%
BGP Holdings PLC *	194,291	0

Canada - 2.45%
Allied Properties Real Estate Investment Trust	3,250	50,177
Boardwalk Real Estate Investment Trust	4,100	147,625
Chartwell Seniors Housing Real Estate
Investment Trust	3,000	18,634
First Capital Realty, Inc., REIT	1,800	32,364
First Capital Realty, Inc. *	1,750	31,465
RioCan Real Estate Investment Trust	11,000	184,934

		465,199
Finland - 0.21%
Technopolis Oyj	7,500	39,496

France - 4.60%
Fonciere Des Regions (a)	849	98,913
Klepierre SA	2,499	99,145
Unibail-Rodamco SE, REIT	3,250	676,052

		874,110
Guernsey - 0.77%
Camper & Nicholsons Marina Investments, Ltd. *	382,075	146,547

Hong Kong - 16.67%
China Overseas Land & Investment, Ltd.	163,492	350,659

The accompanying notes are an integral part of the financial statements.
159

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
China Resources Land, Ltd.	91,000	$197,751
Hang Lung Properties, Ltd.	59,408	217,782
Henderson Land Development Company, Ltd.	41,000	262,362
Kerry Properties, Ltd.	54,233	291,284
Link, REIT	74,500	164,288
New World Development Company, Ltd.	106,038	224,080
Shimao Property Holdings, Ltd., GDR	60,000	100,985
Sino Land Company, Ltd.	56,000	99,654
Sino-Ocean Land Holdings, Ltd.	54,500	48,847
Sun Hung Kai Properties, Ltd.	82,185	1,206,680

		3,164,372
Indonesia - 0.22%
Ciputra Development Tbk PT *	540,000	41,333

Italy - 0.18%
Beni Stabili SpA	40,000	34,493

Japan - 11.18%
Aeon Mall Company, Ltd.	4,500	92,819
Daikyo, Inc. * (a)	25,000	57,121
Japan Real Estate Investment Corp., REIT	11	89,743
Kenedix, Inc. *	87	33,915
Mitsubishi Estate Company, Ltd.	37,000	578,347
Mitsui Fudosan Company, Ltd.	34,000	569,892
MORI TRUST Sogo Reit, Inc.	6	48,366
Nippon Building Fund, Inc., REIT	12	106,863
Nomura Real Estate Office Fund, Inc.	8	53,066
Sumitomo Realty &
Development Company, Ltd.	18,000	326,038
Tokyo Tatemono Company, Ltd.	15,000	72,627
Tokyu REIT, Inc. *	5	24,901
Top REIT, Inc. *	7	33,681
United Urban Investment Corp. *	6	35,100

		2,122,479
Netherlands - 1.88%
Corio NV	3,000	206,980
Vastned Retail NV, REIT	800	51,542
Wereldhave NV	1,000	98,514

		357,036
Philippines - 0.31%
Megaworld Corp.	1,849,000	58,141

Singapore - 6.04%
Ascendas, REIT *	160,141	217,838
Capitaland, Ltd.	135,500	354,692
CDL Hospitality Trusts, REIT *	52,000	52,758
Hong Kong Land Holdings, Ltd.	81,000	350,240
Suntec Real Estate Investment Trust *	114,000	85,296
Wing Tai Holdings, Ltd.	72,000	85,111

		1,145,935
South Africa - 0.08%
Growthpoint Properties, Ltd.	8,372	15,055

Thailand - 0.10%
Amata Corp. PCL	70,300	18,306

United Kingdom - 6.15%
Big Yellow Group PLC *	12,500	74,957

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
British Land Company PLC	21,000	$159,594
Derwent Valley Holdings PLC	4,000	78,008
Great Portland Estates PLC	20,586	87,085
Hammerson PLC	19,000	119,916
Helical Bar PLC	15,000	89,963
Land Securities Group PLC	20,000	199,875
Liberty International PLC	3,006	23,069
Safestore Holdings, Ltd.	25,000	60,390
Segro PLC	19,421	114,191
Shaftesbury PLC	4,000	22,904
Unite Group PLC - Sub Shares *	1,363	289
Unite Group PLC	32,500	136,787

		1,167,028
United States - 34.32%
AMB Property Corp., REIT	8,100	185,895
American Campus Communities, Inc., REIT	5,104	137,042
Apartment Investment & Management
Company, Class A, REIT	9,300	137,175
Avalon Bay Communities, Inc., REIT	3,754	273,028
BioMed Realty Trust, Inc., REIT	8,450	116,610
Boston Properties, Inc., REIT	7,400	485,070
BRE Properties, Inc., Class A, REIT	6,150	192,495
Cogdell Spencer, Inc., REIT	7,100	34,080
Colonial Properties Trust, REIT	2,850	27,730
DiamondRock Hospitality Company, REIT *	7,800	63,180
Digital Realty Trust, Inc., REIT	5,920	270,603
Duke Realty Corp., REIT	10,600	127,306
Education Realty Trust, Inc., REIT	5,850	34,691
Equity Residential, REIT	8,350	256,345
Government Properties Income Trust, REIT *	1,450	34,815
HCP, Inc., REIT	9,200	264,408
Health Care, Inc., REIT	6,600	274,692
Host Hotels & Resorts, Inc., REIT	11,980	141,005
Kilroy Realty Corp., REIT	3,500	97,090
Kimco Realty Corp., REIT	2,650	34,556
LTC Properties, Inc., REIT	1,420	34,137
Nationwide Health Properties, Inc., REIT	7,510	232,735
NRDC Acquisition Corp. * (a)	3,200	33,088
Post Properties, Inc., REIT	3,550	63,900
ProLogis, REIT (a)	16,850	200,852
PS Business Parks, Inc., REIT	1,300	66,716
Public Storage, Inc., REIT	5,610	422,096
Ramco-Gershenson Properties Trust, REIT	4,000	35,680
Regency Centers Corp., REIT	10,540	390,507
Senior Housing Properties Trust, REIT	13,155	251,392
Simon Property Group, Inc., REIT (a)	11,587	804,454
SL Green Realty Corp., REIT	3,850	168,823
Sovran Self Storage, Inc., REIT	2,150	65,425
Sunstone Hotel Investors, Inc., REIT	12,500	88,750
Taubman Centers, Inc., REIT	2,450	88,396
The Macerich Company, REIT (a)	442	13,411
Vornado Realty Trust, REIT	3,711	239,026

The accompanying notes are an integral part of the financial statements.
160

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Washington Real Estate Investment Trust,
REIT	4,350	$125,280

		6,512,484

TOTAL COMMON STOCKS (Cost $14,535,999)		$18,509,636

INVESTMENT COMPANIES - 0.23%

Luxembourg - 0.23%
ProLogis European Properties *	7,000	43,638

TOTAL INVESTMENT COMPANIES (Cost $31,252)		$43,638

SECURITIES LENDING COLLATERAL - 5.99%

United States - 5.99%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	113,668	1,137,815

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,137,907)		$1,137,815

REPURCHASE AGREEMENTS - 0.70%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$132,000 on 10/01/2009,
collateralized by $135,000 Federal
National Mortgage Association,
4.72% due 01/22/2018 (valued at
$136,519, including interest)	$132,000	$132,000

TOTAL REPURCHASE AGREEMENTS
(Cost $132,000)		$132,000

Total Investments (Global Real Estate Trust)
(Cost $15,837,158) - 104.45%		$19,823,089
Other assets and liabilities, net - (4.45)%		(845,196)

TOTAL NET ASSETS - 100.00%		$18,977,893

The portfolio had the following five top industry concentrations as of September 30, 2009 (as a percentage of total net assets):

Real Estate	94.22%
Building Materials & Construction	1.42%
Commercial Services	0.77%
Holdings Companies/Conglomerates	0.62%
Storage/Warehousing	0.32%

Global Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.15%

Australia - 0.63%
Brambles, Ltd.	599,094	$4,250,380
Austria - 0.80%
Telekom Austria AG	300,000	5,413,898

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil - 0.79%
Empresa Brasileira de Aeronautica SA, ADR *	100,480	$2,305,011
Vale SA, SADR (a)	149,750	3,071,373

		5,376,384
Cayman Islands - 1.00%
Seagate Technology	445,270	6,772,557

China - 0.55%
China Telecom Corp., Ltd. ADR (a)	54,470	2,576,431
Shanghai Electric Group Company, Ltd.	2,388,000	1,143,601

		3,720,032
Finland - 0.41%
UPM-Kymmene Oyj	234,340	2,808,849

France - 8.00%
Accor SA	74,440	4,146,646
Compagnie Generale des Etablissements
Michelin, Class B	54,920	4,321,161
France Telecom SA	344,790	9,222,645
Sanofi-Aventis SA	186,980	13,727,298
Total SA	198,780	11,833,677
Vivendi SA	355,630	11,027,943

		54,279,370
Germany - 5.80%
Bayerische Motoren Werke (BMW) AG	147,950	7,141,839
Deutsche Post AG	305,820	5,729,952
Merck KGaA	41,400	4,117,459
Muenchener Rueckversicherungs-
Gesellschaft AG (MunichRe)	32,200	5,137,440
SAP AG	121,060	5,898,842
Siemens AG	122,330	11,339,435

		39,364,967
Hong Kong - 1.18%
Cheung Kong Holdings, Ltd.	305,000	3,842,382
Swire Pacific, Ltd., Class A	358,300	4,204,563

		8,046,945
India - 0.49%
ICICI Bank, Ltd., SADR	85,890	3,311,918

Ireland - 0.76%
CRH PLC - Dublin Exchange	22,110	614,660
CRH PLC	163,443	4,529,957

		5,144,617
Italy - 2.91%
Eni SpA	305,820	7,656,797
Intesa Sanpaolo SpA *	1,550,000	6,861,336
UniCredit Italiano SpA *	1,338,946	5,247,526

		19,765,659
Japan - 2.57%
Fuji Photo Film Company, Ltd.	108,500	3,226,655
Konica Minolta Holdings, Inc.	326,000	3,072,130
Mitsubishi UFJ Financial Group, Inc.	406,855	2,176,379
Nintendo Company, Ltd.	6,120	1,564,869
Toyota Motor Corp.	125,990	4,958,455
USS Company, Ltd.	41,370	2,448,773

		17,447,261

The accompanying notes are an integral part of the financial statements.
161

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands - 3.74%
ING Groep NV *	316,820	$5,661,035
Koninklijke (Royal) Philips Electronics NV	208,980	5,094,037
Randstad Holdings NV *	116,230	5,031,988
Reed Elsevier NV	305,375	3,448,956
Royal Dutch Shell PLC, A Shares	98,718	2,824,171
SBM Offshore NV	156,949	3,343,612

		25,403,799
Norway - 0.54%
Aker Kvaerner ASA	154,590	1,738,869
StatoilHydro ASA	84,690	1,903,317

		3,642,186
Russia - 0.42%
Gazprom OAO, SADR, Ordinary Shares	75,000	1,752,926
Gazprom OAO, SADR	47,800	1,111,350

		2,864,276
Singapore - 2.71%
DBS Group Holdings, Ltd.	426,510	3,991,708
Flextronics International, Ltd. *	636,680	4,749,633
Singapore Telecommunications, Ltd.	4,213,000	9,672,766

		18,414,107
South Korea - 4.04%
Hyundai Motor Company, Ltd.	75,000	7,068,043
KB Financial Group, Inc., ADR *	70,048	3,605,371
KT Corp.	41,420	1,426,454
Samsung Electronics Company, Ltd.	22,240	15,333,911

		27,433,779
Spain - 1.44%
Industria de Diseno Textil SA	64,270	3,691,163
Telefonica SA	221,280	6,107,840

		9,799,003
Sweden - 0.83%
Ericsson (LM), Series B	204,314	2,049,738
Svenska Cellulosa AB, B Shares	263,090	3,572,513

		5,622,251
Switzerland - 6.93%
Adecco SA	70,540	3,755,970
Lonza Group AG	26,320	2,869,271
Nestle SA	64,430	2,748,569
Novartis AG	203,880	10,234,875
Roche Holdings AG - Genusschein	45,410	7,350,840
Swiss Re	45,780	2,068,911
Tyco Electronics, Ltd.	305,820	6,813,670
Tyco International, Ltd.	244,660	8,435,877
UBS AG *	150,000	2,749,253

		47,027,236
Taiwan - 1.83%
Lite-On Technology Corp.	1,698,140	2,228,315
Taiwan Semiconductor
Manufacturing Company, Ltd.	5,080,103	10,198,711

		12,427,026
Turkey - 0.44%
Turkcell Iletisim Hizmetleri AS, ADR	167,800	2,998,586

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom - 13.68%
Aviva PLC	1,019,610	$7,309,335
BAE Systems PLC	423,280	2,362,217
BG Group PLC	157,960	2,749,035
BP PLC	1,150,340	10,188,538
British Sky Broadcasting Group PLC	582,516	5,325,729
Compass Group PLC	674,830	4,127,961
GlaxoSmithKline PLC	512,460	10,084,226
HSBC Holdings PLC	550,000	6,320,821
Kingfisher PLC	1,682,040	5,726,449
Pearson PLC	407,760	5,024,315
Premier Foods PLC *	5,301,525	3,562,169
Royal Dutch Shell PLC, B Shares	203,880	5,664,239
Standard Life PLC	700,000	2,453,063
Tesco PLC	569,130	3,641,698
Vodafone Group PLC	4,623,360	10,376,768
Wolseley PLC *	328,588	7,931,660

		92,848,223
United States - 35.66%
Abbott Laboratories	62,520	3,092,864
Accenture PLC	407,760	15,197,215
ACE, Ltd.	82,725	4,422,478
Alcoa, Inc. (a)	333,000	4,368,960
American Express Company	148,070	5,019,573
Amgen, Inc. *	309,350	18,632,150
AT&T, Inc.	58,780	1,587,648
Bank of New York Mellon Corp.	36,270	1,051,467
Boston Scientific Corp. *	677,620	7,175,996
Bristol-Myers Squibb Company	131,150	2,953,498
Chevron Corp.	22,720	1,600,170
Chico's FAS, Inc. * (a)	496,800	6,458,400
Cisco Systems, Inc. *	358,370	8,436,030
Comcast Corp., Class A	626,520	10,074,442
Covidien PLC	252,400	10,918,824
CVS Caremark Corp.	39,530	1,412,802
El Paso Corp.	340,810	3,517,159
Expedia, Inc. *	200,830	4,809,879
FedEx Corp.	47,310	3,558,658
General Electric Company	327,790	5,382,312
Halliburton Company	140,830	3,819,310
Harley-Davidson, Inc. (a)	101,940	2,344,620
Home Depot, Inc. (a)	77,710	2,070,194
JPMorgan Chase & Company	35,670	1,563,059
Merck & Company, Inc. (a)	126,430	3,998,981
Microsoft Corp.	600,000	15,534,000
News Corp., Class A	849,160	10,181,428
Oracle Corp.	845,940	17,629,390
Pfizer, Inc.	662,620	10,966,361
Pitney Bowes, Inc. (a)	80,000	1,988,000
Progressive Corp. *	356,390	5,908,946
Quest Diagnostics, Inc.	142,710	7,448,035
Sprint Nextel Corp. *	1,019,420	4,026,709
Target Corp.	82,040	3,829,627
Time Warner Cable, Inc.	72,972	3,144,363
Time Warner, Inc.	182,433	5,250,422
Torchmark Corp.	68,900	2,992,327
United Parcel Service, Inc., Class B (a)	152,910	8,634,828

The accompanying notes are an integral part of the financial statements.
162

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Viacom, Inc., Class B *	227,000	$6,365,080
Walt Disney Company	170,960	4,694,562

		242,060,767

TOTAL COMMON STOCKS (Cost $776,879,747)		$666,244,076

SECURITIES LENDING COLLATERAL - 4.05%

United States - 4.05%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	2,745,699	27,484,450

TOTAL SECURITIES LENDING COLLATERAL
(Cost $27,485,481)		$27,484,450

SHORT TERM INVESTMENTS - 1.91%
Paribas Corp.
0.02% due 10/01/2009	$10,000,000	$10,000,000
0.03% due 10/01/2009	3,000,000	3,000,000

TOTAL SHORT TERM INVESTMENTS
(Cost $13,000,000)		$13,000,000

Total Investments (Global Trust)
(Cost $817,365,228) - 104.11%		$706,728,526
Other assets and liabilities, net - (4.11)%		(27,906,034)

TOTAL NET ASSETS - 100.00%		$678,822,492

The portfolio had the following five top industry concentrations as of September 30, 2009 (as a percentage of total net assets):

Pharmaceuticals	8.29%
Software	5.75%
Telecommunications Equipment & Services	5.37%
Insurance	5.30%
International Oil	4.85%

Growth Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.82%

Basic Materials - 4.21%
FMC Corp.	48,550	$2,730,937
Freeport-McMoRan Copper & Gold, Inc.,
Class B	126,050	8,648,291
Praxair, Inc.	123,210	10,065,025

		21,444,253
Communications - 16.25%
Amazon.com, Inc. * (a)	144,610	13,500,789
American Tower Corp., Class A *	172,400	6,275,360
Check Point Software Technologies, Ltd. *	197,820	5,608,197
Cisco Systems, Inc. *	720,090	16,950,919
Comcast Corp., Class A	222,060	3,750,593
DIRECTV Group, Inc. * (a)	126,250	3,481,975
eBay, Inc. *	114,100	2,693,901
Google, Inc., Class A *	24,280	12,039,238

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Juniper Networks, Inc. *	130,040	$3,513,681
QUALCOMM, Inc.	179,060	8,054,119
Time Warner, Inc.	236,240	6,798,987

		82,667,759
Consumer, Cyclical - 9.61%
Best Buy Company, Inc.	132,150	4,958,268
Carnival Corp.	162,440	5,406,003
Coach, Inc.	135,520	4,461,318
CVS Caremark Corp.	201,490	7,201,253
Kohl's Corp. *	88,600	5,054,630
Lowe's Companies, Inc.	345,630	7,237,492
McDonald's Corp.	54,850	3,130,290
NIKE, Inc., Class B (a)	64,980	4,204,206
The Gap, Inc.	161,760	3,461,664
Wal-Mart Stores, Inc.	77,620	3,810,366

		48,925,490
Consumer, Non-cyclical - 22.99%
Abbott Laboratories	53,990	2,670,885
Alcon, Inc.	43,810	6,075,133
Alexion Pharmaceuticals, Inc. *	49,980	2,226,109
Allergan, Inc.	113,200	6,425,232
Amgen, Inc. *	115,490	6,955,963
Avon Products, Inc.	173,400	5,888,664
Baxter International, Inc.	107,150	6,108,622
Celgene Corp. *	64,820	3,623,438
Church & Dwight, Inc.	84,780	4,810,417
Colgate-Palmolive Company	126,860	9,676,881
Express Scripts, Inc. *	102,850	7,979,103
General Mills, Inc.	110,280	7,099,826
Gilead Sciences, Inc. *	195,590	9,110,582
Illumina, Inc. *	98,450	4,184,125
PepsiCo, Inc.	146,880	8,615,981
Qiagen NV *	121,450	2,584,456
St. Jude Medical, Inc. *	179,010	6,983,180
Teva Pharmaceutical Industries, Ltd., SADR	95,600	4,833,536
Visa, Inc. (a)	160,960	11,123,946

		116,976,079
Energy - 5.99%
Cameron International Corp. *	118,360	4,476,375
First Solar, Inc. * (a)	27,900	4,264,794
Southwestern Energy Company *	235,040	10,031,507
Transocean, Ltd. *	136,580	11,681,688

		30,454,364
Financial - 8.82%
BlackRock, Inc. (a)	36,840	7,987,649
Charles Schwab Corp.	346,090	6,627,623
Franklin Resources, Inc.	57,770	5,811,662
Goldman Sachs Group, Inc.	20,400	3,760,740
IntercontinentalExchange, Inc. *	59,350	5,768,226
JPMorgan Chase & Company	194,000	8,501,080
MasterCard, Inc., Class A	9,650	1,950,748
Morgan Stanley	145,250	4,485,320

		44,893,048

The accompanying notes are an integral part of the financial statements.
163

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial - 10.35%
3M Company	72,350	$5,339,430
ABB, Ltd., SADR *	200,920	4,026,437
AMETEK, Inc.	104,240	3,639,018
Amphenol Corp., Class A	53,400	2,012,112
CSX Corp.	133,850	5,602,961
Cummins, Inc.	142,920	6,404,245
Danaher Corp.	87,140	5,866,265
Expeditors International of Washington, Inc.	156,280	5,493,242
Precision Castparts Corp.	68,280	6,955,684
United Technologies Corp.	120,180	7,322,567

		52,661,961
Technology - 19.44%
Adobe Systems, Inc. *	175,940	5,813,058
Apple, Inc. *	101,520	18,818,762
Broadcom Corp., Class A *	221,140	6,786,787
Citrix Systems, Inc. *	130,480	5,118,730
Cognizant Technology Solutions Corp.,
Class A *	117,600	4,546,416
EMC Corp. *	523,120	8,913,965
Hewlett-Packard Company	116,760	5,512,240
Intel Corp.	425,500	8,327,035
Marvell Technology Group, Ltd. *	240,640	3,895,961
Microsoft Corp.	442,970	11,468,493
MSCI, Inc. *	119,470	3,538,701
NVIDIA Corp. *	214,230	3,219,877
Oracle Corp.	288,590	6,014,216
Research In Motion, Ltd. *	51,220	3,459,911
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	319,626	3,503,101

		98,937,253
Utilities - 1.16%
AES Corp. *	397,990	5,898,212

TOTAL COMMON STOCKS (Cost $437,754,248)		$502,858,419

SECURITIES LENDING COLLATERAL - 7.47%

Securities Lending Collateral - 7.47%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	3,794,792	37,985,865

TOTAL SECURITIES LENDING COLLATERAL
(Cost $37,987,098)		$37,985,865

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.29%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$6,571,002 on 10/01/2009,
collateralized by $6,680,000
Federal Home Loan Bank, 2.10%
due 08/10/2012 (valued at
$6,705,050, including interest)	$6,571,000	$6,571,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,571,000)		$6,571,000

Total Investments (Growth Equity Trust)
(Cost $482,312,346) - 107.58%		$547,415,284
Other assets and liabilities, net - (7.58)%		(38,565,846)

TOTAL NET ASSETS - 100.00%		$508,849,438

Health Sciences Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 101.04%

Basic Materials - 1.39%
Bayer AG	5,100	$353,224
Biogen Idec, Inc. *	6,519	329,340
Lonza Group AG	2,671	291,179
Monsanto Company ***	17,900	1,385,460
Symyx Technologies, Inc. *	20,800	137,696

		2,496,899
Consumer, Cyclical - 1.56%
CVS Caremark Corp. ***	59,500	2,126,530
Walgreen Company	17,700	663,219

		2,789,749
Consumer, Non-cyclical - 92.40%
A&D Pharma Holding NV *	73,669	323,410
Acorda Therapeutics, Inc. * ***	44,861	1,044,364
Alexion Pharmaceuticals, Inc. * ***	155,220	6,913,499
Alexza Pharmaceuticals, Inc. *	30,400	68,400
Alkermes, Inc. *	133,000	1,222,270
Allergan, Inc. ***	46,600	2,645,016
AMAG Pharmaceuticals, Inc. * ***	2,600	113,568
AMERIGROUP Corp. * ***	61,000	1,352,370
Amgen, Inc. * ***	59,900	3,607,777
Array BioPharma, Inc. *	19,500	46,410
ArthroCare Corp. * ***	43,100	878,809
Bangkok Dusit Medical Service PCL	608,000	468,602
Basilea Pharmaceutica AG *	434	43,753
Baxter International, Inc. ***	103,300	5,889,133
Biocryst Pharmaceuticals, Inc. *	28,400	234,016
Biodel, Inc. *	42,500	228,225
BioMarin Pharmaceutical, Inc. *	153,000	2,766,240
Boston Scientific Corp. *	21,900	231,921
C.R. Bard, Inc. ***	10,800	848,988
Cadence Pharmaceuticals, Inc. *	61,200	676,872
Cadence Pharmaceuticals, Inc. *	21,000	232,260
Cardinal Health, Inc.	30,660	821,688

The accompanying notes are an integral part of the financial statements.
164

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Cardiome Pharma, Corp. *	39,300	$170,169
CareFusion Corp. *	117,130	2,553,434
Catalyst Health Solutions, Inc. *	80,000	2,332,000
Celgene Corp. * ***	59,866	3,346,509
Centene Corp. * ***	37,600	712,144
Cephalon, Inc. * ***	55,400	3,226,496
Chugai Pharmaceutical Company, Ltd.	72,900	1,505,708
Community Health Systems, Inc. * ***	73,200	2,337,276
Conceptus, Inc. *	96,200	1,783,548
Covance, Inc. * ***	32,600	1,765,290
Covidien PLC ***	51,025	2,207,342
Cubist Pharmaceuticals, Inc. * ***	61,400	1,240,280
Daiichi Sankyo Company, Ltd.	17,500	361,022
DaVita, Inc. * ***	24,095	1,364,741
deCODE genetics, Inc. *	76,800	37,632
DENTSPLY International, Inc. ***	44,350	1,531,849
Dyadic International, Inc. *	42,100	50,520
Edwards Lifesciences Corp. *	20,400	1,426,164
Elan Corp. PLC, SADR * ***	194,700	1,384,317
EnteroMedics, Inc. *	68,106	326,228
EnteroMedics, Inc. *	51,394	246,177
Eurand NV *	8,700	131,718
Exelixis, Inc. *	116,800	745,184
Express Scripts, Inc. * ***	55,700	4,321,206
Facet Biotech Corp. *	24,400	421,876
Fresenius AG	12,938	637,207
Genmab A/S *	2,635	68,466
Genzyme Corp. * ***	6,700	380,091
Gilead Sciences, Inc. * ***	218,196	10,163,570
GlaxoSmithkline Pharmaceuticals, Ltd.	6,494	209,076
Health Management Associates, Inc., Class A *	68,100	510,069
Healthways, Inc. *	26,500	405,980
Heartware International, Inc. *	5,963	160,125
Heartware International, Inc. *	7,137	157,014
Henry Schein, Inc. *	77,700	4,266,507
Hikma Pharmaceuticals PLC	47,954	359,354
Human Genome Sciences, Inc. * ***	87,400	1,644,868
Humana, Inc. * ***	66,752	2,489,850
Idenix Pharmaceuticals, Inc. *	43,700	135,033
IDEXX Laboratories, Inc. * ***	8,700	435,000
Illumina, Inc. * ***	76,400	3,247,000
Immucor, Inc. *	1,623	28,727
Incyte Corp. *	324,200	2,188,350
Infinity Pharmaceuticals, Inc. *	32,775	204,188
Intercell AG *	10,000	424,634
Intermune, Inc. *	2,400	38,232
Intuitive Surgical, Inc. * ***	12,100	3,173,225
Ipsen SA	13,124	720,476
Johnson & Johnson	2,200	133,958
King Pharmaceuticals, Inc. *	27,200	292,944
Laboratory Corp. of America Holdings * ***	12,200	801,540
Life Technologies Corp. *	15,327	713,472
McKesson Corp. ***	55,400	3,299,070
Medco Health Solutions, Inc. * ***	89,600	4,955,776
Medial Saude SA *	63,200	387,063
Medicines Company *	220,255	2,425,008

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Medicis Pharmaceutical Corp., Class A	33,300	$710,955
Medtronic, Inc. ***	74,100	2,726,880
Merck & Company, Inc. ***	102,000	3,226,260
Micrus Endovascular Corp. *	48,800	631,960
Millipore Corp. *	8,700	611,871
Mindray Medical International, Ltd., ADR ***	8,700	283,968
Momenta Pharmaceuticals, Inc. *	24,400	258,884
Mylan, Inc. *	48,800	781,288
Myriad Genetics, Inc. * ***	15,200	416,480
Neurocrine Biosciences, Inc. *	17,600	53,680
Nobel Biocare Holding AG, Series BR	27,548	913,146
Novartis AG	17,739	890,506
Novo Nordisk AS	10,622	667,159
Onyx Pharmaceuticals, Inc. * ***	27,938	837,302
Optimer Pharmaceuticals, Inc. *	21,700	293,601
Orexigen Therapeutics, Inc. *	13,000	128,050
OSI Pharmaceuticals, Inc. * ***	35,488	1,252,726
Pharmasset, Inc. * ***	26,400	558,096
PharMerica Corp. *	8,821	163,806
Phonak Holding AG	1,000	100,957
Poniard Pharmaceuticals, Inc. *	62,745	469,333
Profarma Distribuidora de Produtos
Farmaceuticos SA	83,800	756,830
Regeneron Pharmaceuticals, Inc. *	39,400	760,420
Rigel Pharmaceuticals, Inc. *	22,000	180,400
Roche Holdings AG - Genusschein	28,380	4,594,073
Savient Pharmaceuticals, Inc. *	13,100	199,120
Sawai Pharmaceutical Co., Ltd.	13,000	751,289
Schering-Plough Corp.	117,500	3,319,375
Seattle Genetics, Inc. *	70,100	983,503
Select Medical Holdings Corp. *	35,500	357,485
Shire Pharmaceuticals Group PLC, ADR	32,600	1,704,654
Shire, Ltd.	39,600	687,833
Simcere Pharmaceutical Group *	29,200	232,432
St. Jude Medical, Inc. * ***	54,700	2,133,847
Stereotaxis, Inc. *	59,800	266,708
Stryker Corp.	37,700	1,712,711
Synthes AG	6,120	738,178
Tenet Healthcare Corp. *	85,800	504,504
Teva Pharmaceutical Industries, Ltd., SADR ***	87,765	4,437,398
Theravance, Inc. *	50,000	732,000
Towa Pharmaceutical Company, Ltd.	18,200	892,498
Transition Therapeutics, Inc. *	5,977	48,593
Triple-S Management Corp. * ***	18,800	315,276
UCB SA	15,812	670,616
UnitedHealth Group, Inc. ***	8,900	222,856
Vectura Group PLC *	71,000	96,562
Vertex Pharmaceuticals, Inc. *	88,704	3,361,882
WellPoint, Inc. * ***	57,600	2,727,936
Wright Medical Group, Inc. *	70,300	1,255,558
Wyeth	44,368	2,155,397
XenoPort, Inc. *	48,300	1,025,409
Zimmer Holdings, Inc. * ***	2,400	128,280
Zymogenetics, Inc. *	14,054	84,886

		165,257,711

The accompanying notes are an integral part of the financial statements.
165

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial - 1.83%
Aetna, Inc. ***	45,690	$1,271,553
Assurant, Inc.	11,600	371,896
CIGNA Corp. ***	50,300	1,412,927
Tempo Participacoes SA *	124,200	213,823

		3,270,199
Industrial - 1.42%
Stericycle, Inc. * ***	16,875	817,594
Thermo Fisher Scientific, Inc. *	10,800	471,636
Waters Corp. *	22,300	1,245,678

		2,534,908
Technology - 2.44%
Cerner Corp. * ***	11,000	822,800
Computer Programs & Systems, Inc.	12,600	521,766
Eclipsys Corp. *	59,900	1,156,070
MedAssets, Inc. *	34,900	787,693
Nuance Communications, Inc. *	26,600	397,936
SXC Health Solutions Corp. *	14,400	673,776

		4,360,041

TOTAL COMMON STOCKS (Cost $182,402,882)		$180,709,507

PREFERRED STOCKS - 0.09%

Consumer, Non-cyclical - 0.09%
Pacific Biosciences, Series E (g)	21,900	153,300

TOTAL PREFERRED STOCKS (Cost $153,300)		$153,300

WARRANTS - 0.25%

Consumer, Non-cyclical - 0.25%
Cadence Pharmaceuticals, Inc.
(Expiration date 02/18/2014; strike
price $7.84)	10,500	49,726
Dyadic International, Inc.
(Expiration Date 05/30/2010; strike
price $6.33)	6,000	3,576
EnteroMedics, Inc.
(Expiration date 02/20/2013)	96,200	275,272
Favrille, Inc.
(Expiration date 03/06/2011; strike
price $5.26)	20,411	0
Mannkind Corp.
(Expiration date 08/05/2010; strike
price $12.228)	21,000	3,519
Poniard Pharmaceuticals, Inc.
(Expiration date 02/01/2011; strike
price $4.62)	132,113	116,218

		448,311

TOTAL WARRANTS (Cost $16,414)		$448,311

SHORT TERM INVESTMENTS - 0.65%
T. Rowe Price Reserve Investment
Fund, 0.3011%	$1,165,522	$1,165,522

TOTAL SHORT TERM INVESTMENTS
(Cost $1,165,522)		$1,165,522

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.25%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$450,000 on 10/01/2009,
collateralized by $415,000 Federal
National Mortgage Association,
6.125% due 03/15/2012 (valued at
$463,244, including interest)	$450,000	$450,000

TOTAL REPURCHASE AGREEMENTS
(Cost $450,000)		$450,000

Total Investments (Health Sciences Trust)
(Cost $184,188,118) - 102.28%		$182,926,640
Other assets and liabilities, net - (2.28)%		(4,078,540)

TOTAL NET ASSETS - 100.00%		$178,848,100

High Income Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 57.53%

Basic Materials - 6.22%
AbitibiBowater, Inc.
11.50% due 06/30/2010 ^ (b)	$355,571	$295,124
Abitibi-Consolidated Company of Canada
6.00% due 06/20/2013 ^	3,000,000	495,000
7.75% due 06/15/2011 ^	2,780,000	500,400
8.375% due 04/01/2015 ^	2,875,000	474,375
15.50% due 07/15/2010 ^ (g)	390,000	72,150
Abitibi-Consolidated, Inc.
7.50% due 04/01/2028 ^	509,000	83,985
American Pacific Corp.
9.00% due 02/01/2015	9,050,000	8,212,875
CII Carbon LLC
11.125% due 11/15/2015 (g)	21,435,000	20,577,600
Newark Group, Inc.
9.75% due 03/15/2014 ^	403,000	76,570
NewPage Corp.
11.375% due 12/31/2014 (g)	860,000	844,950
PE Paper Escrow GmbH
12.00% due 08/01/2014 (g)	930,000	1,004,400
Pope & Talbot, Inc.
8.375% due 06/01/2013 ^	400,000	2,000
8.375% due 06/01/2013 ^	1,800,000	9,000
Sappi Papier Holding AG
7.50% due 06/15/2032 (g)	4,910,000	2,798,700
Union Carbide Chemicals & Plastics
7.875% due 04/01/2023	40,000	34,678
Verso Paper Holdings LLC
11.50% due 07/01/2014 (g)	465,000	476,625

		35,958,432

Communications - 20.17%
Adelphia Communications Corp.
7.75% due 01/15/2049	3,000,000	67,500
9.875% due 03/01/2049	2,050,000	46,125
10.25% due 11/01/2049	1,025,000	23,062

The accompanying notes are an integral part of the financial statements.
166

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Cablevision Systems Corp.
8.625% due 09/15/2017 (g)	$2,630,000	$2,715,475
Canadian Satellite Radio Holdings, Inc.
1.50% due 02/14/2016 (b)	714,157	496,482
12.75% due 02/15/2014	5,082,000	2,541,000
18.00% due 09/14/2014	660,350	714,036
Canadian Satellite Radio Holdings, Inc., ADR
8.00% due 09/10/2014	1,900,000	709,849
Century Communications
8.375% due 12/15/2049 ^	1,000,000	0
Charter Communications Holdings I LLC
9.92% due 04/01/2014 ^	6,026,000	60,260
10.00% due 05/15/2014 ^	3,830,000	38,300
11.00% due 10/01/2015 ^	13,600,000	2,516,000
11.125% due 01/15/2014 ^	2,760,000	27,600
12.125% due 01/15/2015 ^	3,140,000	31,400
Charter Communications Holdings II LLC
10.25% due 09/15/2010 ^	4,220,000	4,747,500
10.25% due 10/01/2013 ^ (g)	4,149,000	4,366,823
10.25% due 09/15/2010 ^	13,640,000	15,276,800
Charter Communications, Inc.
12.875% due 09/15/2014 ^ (g)	2,820,000	3,052,650
Idearc, Inc.
8.00% due 11/15/2016 ^	19,805,000	891,225
Intelsat Bermuda, Ltd.
11.25% due 02/04/2017 (g)	1,530,000	1,518,525
Intelsat Jackson Holdings, Ltd.
11.50% due 06/15/2016	2,980,000	3,173,700
Mobile Satellite Ventures LP
zero coupon, Step up to 14.00% on
04/01/2010 due 04/01/2013	1,210,000	877,250
Quebecor World, Inc.
4.875% due 11/15/2049	390,000	6,981
6.125% due 11/15/2013	3,410,000	60,357
6.50% due 08/01/2049	590,000	12,685
9.75% due 01/15/2049 (g)	3,365,000	67,973
R.H. Donnelley Corp.
0.00% due 06/30/2010	4,164,169	3,539,544
4.46% due 06/30/2011	1,462,000	1,230,697
6.875% due 01/15/2013 ^	405,000	23,288
8.875% due 10/15/2017 ^	8,918,000	512,785
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013 ^	2,900,000	166,750
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016 ^	11,980,000	688,850
Sirius XM Radio, Inc.
7.00% due 12/01/2014 (g)	19,235,000	14,281,988
9.625% due 08/01/2013	3,280,000	2,976,600
13.00% due 08/01/2014 (g)	22,590,000	22,138,200
Sirius XM Radio, Inc., Series AI
10.00% due 06/01/2011	16,820,000	16,378,475
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014 (g)	1,627,489	1,383,366
Vertis, Inc.
13.50% due 04/01/2014	929,737	74,379
Vertis, Inc., Series A
18.50% due 10/01/2012	3,648,594	1,851,661
XM Satellite Radio, Inc.
11.25% due 06/15/2013 (g)	7,000,000	7,315,000

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Young Broadcasting, Inc.
10.00% due 03/01/2011 ^	$8,576,000	$10,720

		116,611,861

Consumer, Cyclical - 24.30%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012	85,007	74,381
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	7,905,000	7,746,900
Allison Transmission, Inc., PIK
11.25% due 11/01/2015 (g)	18,525,000	17,228,250
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010	512,000	469,760
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014 (g)	911,569	638,098
American Casino & Entertainment Properties LLC
11.00% due 06/15/2014 (g)	1,245,000	1,108,050
AMR Corp.
6.25% due 10/15/2014	380,000	405,194
AMR Corp., MTN, Series B
10.40% due 03/10/2011	4,500,000	3,307,500
Continental Airlines, Inc.
5.00% due 06/15/2023	9,900,000	10,630,125
D.R. Horton, Inc.
9.75% due 09/15/2010	18,000	18,720
Exide Technologies, Series B
10.50% due 03/15/2013	12,915,000	12,688,988
Fontainebleau Las Vegas
11.00% due 06/15/2015 ^ (g)	23,210,000	638,275
Fontainebleau Senior Note
12.50% due 06/01/2022	3,882,080	155,283
Gol Finance
8.75% due 12/31/2049 (g)	3,870,000	3,134,700
Goodyear Tire & Rubber Company
10.50% due 05/15/2016	2,230,000	2,419,550
Greektown Holdings LLC
10.75% due 12/01/2013 ^ (g)	8,419,000	2,041,607
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	1,200,000	708,000
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	11,842,000	10,539,380
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 ^ (g)	8,130,000	3,749,962
Majestic Star Casino LLC
9.50% due 10/15/2010 ^	15,844,000	10,219,380
9.75% due 01/15/2011 ^	4,870,000	511,350
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)	12,740,000	4,618,250
MGM Mirage, Inc.
11.125% due 11/15/2017 (g)	1,235,000	1,358,500
MTR Gaming Group, Inc.
12.625% due 07/15/2014 (g)	8,545,000	8,331,375
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	12,264,000	9,198,000
Northwest Airlines
0.00% due 01/16/2017	4,640,000	2,784
6.625% due 02/15/2023	15,810,000	18,972
7.625% due 11/15/2023	8,965,000	10,758
8.70% due 03/15/2049	2,220,000	2,664

The accompanying notes are an integral part of the financial statements.
167

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Northwest Airlines (continued)
8.875% due 06/01/2049 ^	$6,860,000	$8,232
9.875% due 03/15/2037	7,390,000	8,868
10.00% due 02/01/2049	3,810,000	4,572
Steinway Musical Instruments, Inc.
7.00% due 03/01/2014 (g)	755,000	641,750
Tenneco Automotive, Inc.
8.625% due 11/15/2014	8,585,000	8,048,438
Travelport LLC
9.875% due 09/01/2014	4,415,000	4,271,513
11.875% due 09/01/2016	750,000	686,250
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015 ^	14,635,000	1,756,200
United Air Lines, Inc.
12.75% due 07/15/2012	2,500,000	2,500,000
US Airways Group, Inc.
7.00% due 09/30/2020	6,275,000	5,459,250
7.25% due 05/15/2014	3,650,000	4,626,375
US Corrugated, Inc.
10.00% due 06/12/2013	540,000	453,600

		140,439,804

Consumer, Non-cyclical - 0.34%
MSX International UK
12.50% due 04/01/2012 (g)	1,235,000	555,750
North Atlantic Trading Company
10.00% due 03/01/2012 (g)	2,626,750	1,444,713
Ralin Medical, Inc.
0.00% due 11/21/2037	180	0

		2,000,463

Diversified - 0.12%
Marquee Holdings, Inc.
12.00% due 08/15/2014	855,000	707,512

Energy - 0.15%
Dominion Petroleum Acquisitions
10.00% due 10/01/2011 ^	912,500	844,567

Financial - 1.06%
Ford Motor Credit Company LLC
7.50% due 08/01/2012	2,225,000	2,136,372
iStar Financial, Inc.
10.00% due 06/15/2014 (g)	1,911,000	1,552,688
iStar Financial, Inc., Series 1
5.875% due 03/15/2016	2,480,000	1,364,000
Realogy Corp.
10.50% due 04/15/2014	965,000	699,625
12.375% due 04/15/2015	645,000	356,362

		6,109,047

Industrial - 2.06%
Jefferson Smurfit Corp.
8.25% due 10/01/2012 ^	790,000	562,875
Pliant Corp.
11.625% due 06/15/2009 ^	836,562	720,489
Sequa Corp.
11.75% due 12/01/2015 (g)	2,310,000	1,824,900
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017 ^	11,520,000	8,179,200
8.375% due 07/01/2012 ^	495,000	353,306

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
USG Corp.
9.75% due 08/01/2014 (g)	$245,000	$256,025

		11,896,795

Utilities - 3.11%
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016	6,084,000	4,076,280
Texas Competitive Electric Holdings Company
LLC, Series A
10.25% due 11/01/2015	19,285,000	13,885,200

		17,961,480

TOTAL CORPORATE BONDS (Cost $405,250,966)		$332,529,961

CONVERTIBLE BONDS - 7.11%

Communications - 2.38%
Charter Communications, Inc.
6.50% due 10/01/2027 ^	30,219,000	13,749,645

Consumer, Cyclical - 4.52%
Pinnacle Airlines Corp.
3.25% due 02/15/2025	1,608,000	1,537,650
UAL Corp.
4.50% due 06/30/2021	33,398,000	24,585,370

		26,123,020

Financial - 0.21%
MBIA Insurance Company
14 due 01/15/2033 (g)	2,730,000	1,201,200

TOTAL CONVERTIBLE BONDS (Cost $34,705,159)		$41,073,865

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.66%
GS Mortgage Securities
Corp., Series 2006-NIM3, Class OS
0.00% due 10/26/2037	5,000	500
Countrywide Alternative Loan Trust, Series
2007-OA9, Class XP
3.3193% IO due 06/25/2047	49,316,328	1,972,653
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	10,845,000	8,896,696
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
3.0948% IO due 08/19/2045	89,107,884	2,951,699
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (g)	540,000	483,975
Harborview Mortgage Loan Trust, Series
2006-BU1, Class R
0.00% due 02/19/2046	161,449,387	1
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% due 05/19/2047	65,081,050	244,054
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% due 07/19/2047	67,078,949	272,508
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3425% due 08/19/2037 (g)	49,409,326	185,285

The accompanying notes are an integral part of the financial statements.
168

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A3
9.00% due 01/28/2047 ^ (g)	$341,371	$0
Lehman XS Net Interest Margin
Notes, Series 2007-GPM8, Class A4
9.00% due 01/28/2047 ^ (g)	505,000	0
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-AR19,
Class B1
0.9463% due 12/25/2045 (b)	3,049,075	370,080

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $19,751,788)		$15,377,451

ASSET BACKED SECURITIES - 0.41%
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)	3,730,000	2,387,200

TOTAL ASSET BACKED SECURITIES
(Cost $3,729,976)		$2,387,200

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.11%

Industrial - 0.11%
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2010 ^	1,884,000	659,400

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $1,475,501)		$659,400

COMMON STOCKS - 7.55%

Basic Materials - 0.00%
Tembec, Inc. *	27,054	21,731

Communications - 2.03%
Canadian Satellite Radio Holdings, Inc. *	452,601	634,102
Canadian Satellite Radio Holdings, Series A *	295,247	386,070
Comcast Corp., Class A	212,659	3,419,557
Sirius XM Radio, Inc. *	4,473,205	2,840,485
Sprint Nextel Corp. *	326,900	1,291,255
Time Warner Cable, Inc. *	72,630	3,129,627
Vertis Holdings, Inc. *	50,280	0

		11,701,096
Consumer, Cyclical - 5.06%
CVS Caremark Corp.	66,000	2,358,840
Delta Air Lines, Inc. *	2,256,763	20,220,597
Federal Mogul Corp. *	32,948	397,682
Fontainebleau Resorts LLC, Class A *	68,468	0
Ford Motor Company *	646,000	4,657,660
UAL Corp. *	49,000	451,780
US Airways Group, Inc. *	247,799	1,164,655

		29,251,214
Consumer, Non-cyclical - 0.08%
World Color Press, Inc. *	50,099	480,950
Energy - 0.34%
Dominion Petroleum, Ltd., GDR *	16,561,171	1,952,172
Financial - 0.04%
Adelphia Recovery Trust, Series ACC-1 *	5,927,870	133,377

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Adelphia Recovery Trust, Series Arahova *	424,950	$72,667

		206,044
Industrial - 0.00%
Pliant Corp. * (a)	145	0

TOTAL COMMON STOCKS (Cost $82,081,927)		$43,613,207

PREFERRED STOCKS - 5.00%

Consumer, Cyclical - 2.15%
Continental Airlines Finance Trust II, 6.00%	546,898	12,441,930

Financial - 2.85%
Bank of America Corp., 8.20%	86,077	2,012,480
Bank of America Corp., Series L, 7.25%	2,183	1,855,528
iStar Financial, Inc., Series E, 7.875%	381,900	3,211,779
iStar Financial, Inc., Series F, 7.80%	257,166	2,131,906
iStar Financial, Inc., Series G, 7.65%	109,058	899,729
iStar Financial, Inc., Series I, 7.50%	244,180	1,985,183
Wells Fargo & Company, Series L, 7.50%	4,912	4,386,416

		16,483,021
Industrial - 0.00%
Pliant Corp., Series AA, 13.00%, PIK	1,287	193

TOTAL PREFERRED STOCKS (Cost $24,758,416)		$28,925,144

TERM LOANS - 13.18%

Basic Materials - 0.02%
Tembec, Inc.
7.285% due 02/01/2011 (b)	188,750	113,250

Communications - 1.49%
Idearc, Inc.
3.22% due 11/17/2014 (b)	18,277,665	7,737,539
The Star Tribune Company
5.051% due 03/05/2014 (b)	3,214,931	888,125
8.801% due 03/05/2014 (b)	4,125,000	10,312

		8,635,976
Consumer, Cyclical - 10.17%
Delta Air Lines, Inc.
3.5256% due 04/30/2014 (b)	9,246,348	7,697,584
East Valley Tourist Development
12.00% due 08/06/2012 (b)	811,046	486,627
Fontainebleau Las Vegas
4.318% due 06/06/2014 (b)	3,192,561	851,351
4.316% due 06/06/2014 (b)	1,494,939	398,651
Greektown Holdings LLC
0.00% due 12/31/2009 (b)(l)	752,514	752,514
0.00% due 12/03/2012 (b)(l)	15,043,334	12,636,401
0.00% due 12/31/2009 (b)(l)	6,111,105	6,126,383
0.00% due 12/03/2012 (b)(l)	2,779,580	2,334,847
0.548% due 12/02/2010 (b)	7,785,355	6,111,504
9.75% due 12/31/2009 (b)	989,130	991,603
Lear Corp.
5.00% due 04/25/2012 (b)	11,473,000	10,297,018
US Airways Group, Inc.
2.7628% due 03/23/2014 (b)	15,370,556	10,067,714

		58,752,197

The accompanying notes are an integral part of the financial statements.
169

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Financial - 0.36%
Realogy Corp.
3.518% due 09/01/2014	$1,155,227	$980,292
5.706% due 09/01/2014	311,023	263,925
13.50% due 09/24/2017	860,000	860,000

		2,104,217

Industrial - 1.14%
Swift Transportation Company, Inc.
3.5625% due 05/10/2014 (b)	10,051,625	6,592,005

TOTAL TERM LOANS (Cost $75,477,806)		$76,197,645

WARRANTS - 0.03%

Basic Materials - 0.00%
New Gold, Inc.
(Expiration date 06/28/2017, strike
price CAD 15.00) *	47,190	21,818

Consumer, Non-cyclical - 0.03%
World Color Press, Inc.
(Expiration date 07/20/2014, strike
price USD 13.00) *	28,394	86,601
(Expiration date 07/20/2014, strike
price USD 16.30) *	28,394	58,208

		144,809

TOTAL WARRANTS (Cost $734,195)		$166,627

OPTIONS - 0.33%

Call Options - 0.33%
Comcast Corp.
Expiration 01/16/2010 at $15.00 *	45,300	106,455
Expiration 01/16/2010 at $20.00 *	169,500	50,850
Expiration 01/16/2010 at $25.00 *	8,740,000	4,370
Delta Air Lines, Inc.
Expiration 01/16/2010 at $5.00 *	250,000	1,025,000
Expiration 01/16/2010 at $7.50 *	50,000	110,000
Delta Airlines, Inc.
Expiration 01/16/2010 at $10.00 *	50,000	46,250
Over The Counter Purchase Call on the USD vs.
CAD
Expiration 04/20/2010 at $1.30 *	102,000,000	277,950
Expiration 04/01/2010 at $1.30 *	102,000,000	277,950

		1,898,825

TOTAL OPTIONS (Cost $4,618,178)		$1,898,825

REPURCHASE AGREEMENTS - 0.95%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$5,500,002 on 10/01/2009,
collateralized by $5,140,000
Federal Home Loan Mortgage
Corp., 4.50% due 01/15/2013
(valued at $5,615,450, including
interest)	$5,500,000	$5,500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,500,000)		$5,500,000

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 0.00%

Securities Lending Collateral - 0.00%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	19	$186

TOTAL SECURITIES LENDING COLLATERAL
(Cost $186)		$186

SHORT TERM INVESTMENTS - 5.19%
Federal Home Loan Bank Discount Notes
0.001% due 10/01/2009	$10,000,000	$10,000,000
U.S. Treasury Bills
0.014% due 10/15/2009	20,000,000	19,999,883

TOTAL SHORT TERM INVESTMENTS
(Cost $29,999,883)		$29,999,883

Total Investments (High Income Trust)
(Cost $688,083,981) - 100.05%		$578,329,394
Other assets and liabilities, net - (0.05)%		(308,247)

TOTAL NET ASSETS - 100.00%		$578,021,147

High Yield Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 3.13%

Argentina - 0.23%
Republic of Argentina
7.00% due 09/12/2013 ^		$1,141,000	$884,275
7.00% due 03/18/2049 ^	EUR	2,185,000,000	247,704
8.00% due 10/30/2009 ^		1,425,000,000	244,728
8.50% due 02/23/2049 ^		2,003,000	445,846
9.00% due 05/26/2049 ^		300,000	135,543
9.00% due 06/20/2049 ^		925,000	406,079
9.25% due 10/21/2049 ^		1,075,000	464,851
9.25% due 07/20/2049 ^		600,000	265,598
9.75% due 11/26/2049 ^		1,975,000	846,803
10.50% due 11/14/2049 ^		3,500,000	759,421
11.75% due 05/20/2011 ^		275,000	57,097

			4,757,945

Brazil - 0.93%
Federative Republic of Brazil
10.00% due 01/01/2012	BRL	15,755,000	8,875,838
10.00% due 07/01/2010		17,811,000	10,352,347
10.00% due 01/01/2010		1,000	580

			19,228,765

Indonesia - 0.28%
Republic of Indonesia
9.75% due 05/15/2037	IDR	14,208,000,000	1,314,639
10.25% due 07/15/2027		11,943,000,000	1,183,119
10.25% due 07/15/2022		18,787,000,000	1,915,600
11.00% due 09/15/2025		13,687,000,000	1,444,435

			5,857,793

Panama - 0.16%
Republic of Panama
9.375% due 04/01/2029		$2,450,000	3,344,250

The accompanying notes are an integral part of the financial statements.
170

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Peru - 0.13%
Republic of Peru
6.55% due 03/14/2037	$834,000	$904,890
7.35% due 07/21/2025	194,000	226,495
8.75% due 11/21/2033	1,147,000	1,531,245

		2,662,630

Russia - 0.10%
Russian Federation
7.50% due 03/31/2030	1,982,400	2,152,093

Turkey - 0.82%
Republic of Turkey
6.875% due 03/17/2036	13,115,000	13,115,000
7.00% due 06/05/2020	202,000	214,625
7.00% due 09/26/2016	475,000	511,242
7.375% due 02/05/2025	2,906,000	3,156,788

		16,997,655

Venezuela - 0.48%
Republic of Venezuela
5.75% due 02/26/2016	6,671,000	4,903,185
7.65% due 04/21/2025	925,000	612,813
8.50% due 10/08/2014	433,000	385,370
9.375% due 01/13/2034	2,054,000	1,581,580
10.75% due 09/19/2013	2,420,000	2,395,800

		9,878,748

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $65,280,565)		$64,879,879

CORPORATE BONDS - 88.19%

Basic Materials - 8.01%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 ^ (g)	20,690,000	20,379,650
Appleton Papers, Inc.
8.125% due 06/15/2011	3,775,000	3,062,469
11.25% due 12/15/2015 (g)	2,100,000	2,075,152
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	15,680,000	7,075,600
Ashland, Inc.
9.125% due 06/01/2017 (g)	5,515,000	5,901,050
Evraz Group SA
8.875% due 04/24/2013 (g)	2,290,000	2,186,950
8.875% due 04/24/2013	7,570,000	7,305,050
9.50% due 04/24/2018 (g)	1,010,000	965,812
FMG Finance Pty, Ltd.
10.625% due 09/01/2016 (g)	12,120,000	13,422,900
Georgia-Pacific LLC
8.25% due 05/01/2016 (g)	9,470,000	9,825,125
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (g)	3,575,000	3,771,625
7.25% due 10/20/2017	5,100,000	5,368,028
Methanex Corp.
8.75% due 08/15/2012	195,000	199,875
NewPage Corp.
6.7331% due 05/01/2012 (b)	10,900,000	6,758,000
10.00% due 05/01/2012	641,000	423,060
11.375% due 12/31/2014 (g)	7,865,000	7,727,362

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
Noranda Aluminium Acquisition Corp., PIK
5.4125% due 05/15/2015 (b)	$10,871,435	$7,664,362
Novelis, Inc.
7.25% due 02/15/2015	12,845,000	11,110,925
11.50% due 02/15/2015 (g)	2,845,000	2,873,450
PE Paper Escrow GmbH
12.00% due 08/01/2014 (g)	2,080,000	2,246,400
Rio Tinto Finance USA, Ltd.
9.00% due 05/01/2019	4,080,000	5,008,502
Rock-Tenn Company
9.25% due 03/15/2016	3,130,000	3,349,100
Ryerson, Inc.
12.00% due 11/01/2015	11,575,000	10,996,250
Smurfit Capital Funding PLC
7.50% due 11/20/2025	3,215,000	2,620,225
Teck Resources, Ltd.
9.75% due 05/15/2014	2,885,000	3,173,500
10.25% due 05/15/2016	2,400,000	2,712,000
10.75% due 05/15/2019	1,860,000	2,162,250
Vale Overseas, Ltd.
6.875% due 11/21/2036	3,740,000	3,869,146
8.25% due 01/17/2034	1,347,000	1,604,867
Vedanta Resources PLC
8.75% due 01/15/2014 (g)	3,470,000	3,461,325
Vedanta Resources PLC, Series REGS
8.75% due 01/15/2014	660,000	653,400
Verso Paper Holdings LLC
11.50% due 07/01/2014 (g)	6,095,000	6,247,375

		166,200,785

Communications - 16.20%
Affinion Group, Inc.
10.125% due 10/15/2013	5,602,000	5,756,055
10.125% due 10/15/2013 (g)	6,300,000	6,473,250
11.50% due 10/15/2015	13,670,000	14,045,925
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (g)	4,950,000	6,013,408
America Movil SAB de CV
5.625% due 11/15/2017	1,520,000	1,571,460
Axtel SAB de CV
7.625% due 02/01/2017 (g)	9,120,000	8,755,200
7.625% due 02/01/2017	430,000	364,210
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	720,000	750,600
CC Holdings GS V LLC
7.75% due 05/01/2017 (g)	10,316,000	10,677,060
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^	25,688,000	4,752,280
11.00% due 10/01/2015 ^	3,430,000	600,250
Charter Communications Holdings II LLC
10.25% due 10/01/2013 ^ (a)	4,096,000	4,587,520
Charter Communications Holdings LLC
11.75% due 05/15/2011 ^	1,625,000	4,062
12.125% due 01/15/2012 ^	1,530,000	3,825
Charter Communications, Inc.
12.875% due 09/15/2014 ^ (g)	17,180,000	18,597,350
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	2,610,000	1,944,450

The accompanying notes are an integral part of the financial statements.
171

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Citizens Communications Company
9.25% due 05/15/2011	$550,000	$599,500
CMP Susquehanna Radio Holdings, Corp.
9.875% due 05/15/2014	221,000	82,875
Cricket Communications, Inc.
7.75% due 05/15/2016 (g)	5,245,000	5,323,675
CSC Holdings, Inc.
6.75% due 04/15/2012	2,675,000	2,755,250
8.50% due 06/15/2015 (g)	2,650,000	2,782,500
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	2,220,000	2,303,250
DISH DBS Corp.
7.875% due 09/01/2019 (g)	12,750,000	12,813,750
EchoStar DBS Corp.
6.625% due 10/01/2014	2,515,000	2,445,837
7.00% due 10/01/2013	1,050,000	1,057,875
7.75% due 05/31/2015	1,705,000	1,739,100
Frontier Communications Corp.
8.125% due 10/01/2018	2,325,000	2,339,531
Globo Comunicacoes e Participacoes SA
7.25% due 04/26/2022 (g)	4,871,000	5,114,550
7.25% due 04/26/2022	1,000,000	1,050,000
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 ^	5,405,000	6,756
Idearc, Inc.
8.00% due 11/15/2016 ^	3,162,000	142,290
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	1,215,000	1,300,050
Intelsat Corp.
9.25% due 08/15/2014	7,950,000	8,148,750
Intelsat Intermediate Holding Company, Ltd.
0.00% due 02/01/2015 (b)	4,640,000	4,628,400
Intelsat Jackson Holdings, Ltd.
9.50% due 06/15/2016	4,321,000	4,537,050
11.50% due 06/15/2016	24,055,000	25,618,575
iPCS, Inc.
2.6081% due 05/01/2013 (b)(g)	2,780,000	2,349,100
Level 3 Financing, Inc.
9.25% due 11/01/2014	8,350,000	7,358,438
12.25% due 03/15/2013	8,120,000	8,201,200
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	545,000	557,263
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (g)	8,495,000	8,792,325
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	8,576,000	8,468,800
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016 ^	1,615,000	92,863
SBA Telecommunications, Inc.
8.25% due 08/15/2019 (g)	535,000	551,050
Sprint Capital Corp.
7.625% due 01/30/2011	7,805,000	7,990,369
8.375% due 03/15/2012	14,240,000	14,702,800
8.75% due 03/15/2032	34,975,000	33,051,375
Sun Media Corp.
7.625% due 02/15/2013	405,000	309,825
TL Acquisitions, Inc.
13.25% due 07/15/2015 (g)	2,320,000	2,134,400
10.50% due 01/15/2015 (g)	5,875,000	5,551,875

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
True Move Company, Ltd.
10.375% due 08/01/2014 (g)	$2,960,000	$2,767,600
10.75% due 12/16/2013 (g)	22,544,000	21,642,240
10.75% due 12/16/2013	800,000	752,000
UBS Luxembourg SA for OJSC Vimpel
Communications
8.25% due 05/23/2016	5,587,000	5,614,935
Univision Communications, Inc.
12.00% due 07/01/2014 (g)	7,400,000	7,955,000
UPC Holding BV
9.875% due 04/15/2018 (g)	2,925,000	3,071,250
Vimpelcom
8.375% due 04/30/2013 (g)	1,870,000	1,944,800
Virgin Media Finance PLC, Series 1
9.50% due 08/15/2016	1,130,000	1,189,325
Virgin Media, Inc.
9.125% due 08/15/2016	2,044,000	2,100,210
Wind Acquisition Finance SA
11.75% due 07/15/2017	8,845,000	9,972,738
Windstream Corp.
8.625% due 08/01/2016	9,300,000	9,509,250

		336,317,500

Consumer, Cyclical - 12.54%
Affinia Group, Inc.
10.75% due 08/15/2016 (g)	2,710,000	2,913,250
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)	2,230,000	2,185,400
Allison Transmission, Inc., PIK
11.25% due 11/01/2015 (g)	8,300,000	7,719,000
American Airlines, Inc.
10.50% due 10/15/2012 (g)	1,770,000	1,805,400
Ameristar Casinos, Inc.
9.25% due 06/01/2014 (g)	5,885,000	6,105,687
AMR Corp.
6.25% due 10/15/2014	500,000	533,150
AutoNation, Inc.
2.5094% due 04/15/2013 (b)	645,000	607,106
Blockbuster, Inc.
9.00% due 09/01/2012	5,115,000	3,273,600
11.75% due 10/01/2014 (g)	6,620,000	6,322,100
Boyd Gaming Corp.
6.75% due 04/15/2014	4,105,000	3,673,975
7.125% due 02/01/2016	2,770,000	2,437,600
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (g)	2,752,000	1,816,320
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	4,960,000	3,968,000
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (g)	23,455,000	18,294,900
Delta Air Lines, Inc.
8.954% due 08/10/2014	3,524,802	2,661,225
9.50% due 09/15/2014 (g)	2,890,000	2,918,900
12.25% due 03/15/2015 (g)	3,200,000	2,984,000
Delta Air Lines, Inc., Series 01-1
7.711% due 03/18/2013	8,775,000	8,116,875
Denny's Corp.
10.00% due 10/01/2012	2,244,000	2,266,440

The accompanying notes are an integral part of the financial statements.
172

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Dollar General Corp.
10.625% due 07/15/2015	$865,000	$955,825
Downstream Development Authority of the Quapaw
Tribe of Oklahoma
12.00% due 10/15/2015 (g)	7,500,000	5,812,500
El Pollo Loco, Inc.
11.75% due 11/15/2013	13,065,000	12,019,800
11.75% due 12/01/2012 (g)	3,030,000	3,192,863
Eye Care Centers of America
10.75% due 02/15/2015	2,413,000	2,479,358
Fontainebleau Las Vegas
11.00% due 06/15/2015 ^ (g)	3,620,000	99,550
General Motors Corp.
7.20% due 01/15/2011 ^	17,280,000	2,635,200
8.375% due 07/15/2033 ^	20,825,000	3,384,062
Harrah's Operating Company, Inc.
10.00% due 12/15/2015 (g)	1,520,000	1,261,600
10.00% due 12/15/2018	450,000	357,750
10.75% due 02/01/2016	11,730,000	9,471,975
11.25% due 06/01/2017 (g)	6,270,000	6,301,350
Harrahs Operating Escrow LLC
11.25% due 06/01/2017 (g)	11,110,000	11,415,525
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (g)	6,850,000	4,041,500
Inergy LP/Inergy Finance Corp.
8.25% due 03/01/2016 (g)	1,715,000	1,723,575
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010 ^	10,863,000	5,024,138
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013	2,058,000	2,171,190
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013	2,220,000	582,750
Limited Brands, Inc.
8.50% due 06/15/2019 (g)	680,000	711,369
Mandalay Resort Group
7.625% due 07/15/2013	1,000,000	815,000
MGM Mirage, Inc.
6.625% due 07/15/2015	245,000	189,263
6.75% due 09/01/2012	2,085,000	1,746,188
8.375% due 02/01/2011	10,359,000	9,582,075
8.50% due 09/15/2010	405,000	401,962
10.375% due 05/15/2014 (g)	770,000	821,975
11.125% due 11/15/2017 (g)	1,845,000	2,029,500
11.375% due 03/01/2018 (g)	8,340,000	7,839,600
Michaels Stores, Inc.
10.00% due 11/01/2014	7,405,000	7,293,925
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	3,415,000	2,424,650
Neiman Marcus Group, Inc.
7.125% due 06/01/2028	5,404,000	4,620,420
Neiman Marcus Group, Inc., PIK
9.00% due 10/15/2015 (g)	15,337,452	13,113,521
Norcraft Companies LP
9.00% due 11/01/2011	9,120,000	9,120,000
Norcraft Holdings Capital
9.75% due 09/01/2012	8,200,000	7,790,000
Oxford Industries, Inc.
11.375% due 07/15/2015	7,355,000	7,879,044

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Penn National Gaming, Inc.
8.75% due 08/15/2019 (g)	$1,890,000	$1,894,725
Pinnacle Entertainment, Inc.
8.625% due 08/01/2017 (g)	5,900,000	5,929,500
River Rock Entertainment Authority
9.75% due 11/01/2011	580,000	533,600
Sbarro, Inc.
10.375% due 02/01/2015	4,145,000	3,274,550
Station Casinos, Inc.
6.00% due 04/01/2012 ^	10,293,000	3,036,435
6.50% due 02/01/2014 ^	2,340,000	81,900
6.625% due 03/15/2018 ^	2,257,000	78,995
7.75% due 08/15/2016 ^	5,098,000	1,529,400
Suburban Propane Partners LP
6.875% due 12/15/2013	10,380,000	10,263,225
Visteon Corp.
8.25% due 08/01/2010 ^	3,934,000	963,830
12.25% due 12/31/2016 ^ (g)	3,332,000	849,660
WMG Acquisition Corp.
9.50% due 06/15/2016 (g)	1,985,000	2,094,175

		260,441,926

Consumer, Non-cyclical - 12.33%
ACCO Brands Corp.
10.625% due 03/15/2015 (g)	1,905,000	1,993,106
Alliance One International, Inc.
10.00% due 07/15/2016 (g)	5,750,000	5,936,875
10.00% due 07/15/2016 (g)	1,280,000	1,321,600
Altegrity, Inc.
10.50% due 11/01/2015 (g)	760,000	642,200
11.75% due 05/01/2016 (g)	8,764,000	6,748,280
American Achievement Corp.
8.25% due 04/01/2012 (g)	2,696,000	2,682,520
American Greetings Corp.
7.375% due 06/01/2016	1,972,000	1,888,190
American Greetings Corp., Series 2
7.375% due 06/01/2016	475,000	365,750
Ashtead Capital, Inc.
9.00% due 08/15/2016 (g)	6,600,000	6,336,000
Ashtead Holdings PLC
8.625% due 08/01/2015 (g)	885,000	849,600
Biomet, Inc., PIK
10.375% due 10/15/2017	12,890,000	13,695,625
Ceridian Corp.
11.25% due 11/15/2015	2,685,000	2,406,431
Ceridian Corp., PIK
12.25% due 11/15/2015	5,145,000	4,373,250
Community Health Systems, Inc.
8.875% due 07/15/2015	3,416,000	3,501,400
CRC Health Corp.
10.75% due 02/01/2016	17,635,000	12,344,500
DaVita, Inc.
6.625% due 03/15/2013	1,575,000	1,559,250
7.25% due 03/15/2015	6,895,000	6,826,050
Del Monte Corp.
7.50% due 10/15/2019 (g)	4,365,000	4,408,650
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	12,058,000	12,299,160

The accompanying notes are an integral part of the financial statements.
173

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Dole Food Company, Inc.
7.25% due 06/15/2010	$2,044,000	$2,044,000
8.00% due 10/01/2016 (g)	3,120,000	3,131,700
8.875% due 03/15/2011	2,669,000	2,672,336
13.875% due 03/15/2014 (g)	310,000	363,475
Education Management Corp.
10.25% due 06/01/2016	14,260,000	15,828,600
Elan Corp. PLC
8.75% due 10/15/2016 (g)	1,900,000	1,879,176
FMC Finance III SA
6.875% due 07/15/2017	4,120,000	3,996,400
H&E Equipment Services, Inc.
8.375% due 07/15/2016	8,235,000	7,535,025
HCA, Inc.
5.75% due 03/15/2014	210,000	185,325
6.25% due 02/15/2013	40,000	38,200
7.50% due 12/15/2023	2,950,000	2,381,441
7.50% due 11/06/2033	2,800,000	2,166,576
7.875% due 02/15/2020 (g)	11,215,000	11,257,056
8.75% due 09/01/2010	1,440,000	1,461,600
HCA, Inc., PIK
9.625% due 11/15/2016	23,160,000	24,086,400
Leiner Health Products, Inc.
11.00% due 06/01/2012 ^	18,200,000	45,500
Penhall International Corp.
12.00% due 08/01/2014 (g)	11,480,000	5,510,400
Rental Service Corp.
9.50% due 12/01/2014	9,395,000	9,066,175
RSC Equipment Rental, Inc.
10.00% due 07/15/2017 (g)	5,385,000	5,788,875
Service Corp. International
7.50% due 04/01/2027	1,960,000	1,749,300
7.625% due 10/01/2018	1,690,000	1,702,675
Smithfield Foods, Inc.
10.00% due 07/15/2014 (g)	4,580,000	4,809,000
Tenet Healthcare Corp.
8.875% due 07/01/2019 (g)	5,553,000	5,858,415
9.00% due 05/01/2015 (g)	5,147,000	5,378,615
10.00% due 05/01/2018 (g)	12,072,000	13,309,380
U.S. Oncology Holdings, Inc., PIK
6.4275% due 03/15/2012	15,192,000	13,217,040
U.S. Oncology, Inc.
9.125% due 08/15/2017 (g)	8,120,000	8,546,300
Universal Hospital Services, Inc.
4.635% due 06/01/2015 (b)	1,650,000	1,398,375
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	2,305,000	2,258,900
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	7,950,000	8,109,000

		255,953,697

Diversified - 0.41%
JSG Funding PLC
7.75% due 04/01/2015	2,360,000	2,076,800
Leucadia National Corp.
7.75% due 08/15/2013	1,695,000	1,703,475
8.125% due 09/15/2015	4,540,000	4,630,800

		8,411,075

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy - 12.83%
Arch Coal, Inc.
8.75% due 08/01/2016 (g)	$5,380,000	$5,541,400
Atlas Pipeline Partners LP
8.75% due 06/15/2018	6,380,000	5,104,000
Basic Energy Services, Inc.
11.625% due 08/01/2014 (g)	5,250,000	5,565,000
Belden & Blake Corp.
8.75% due 07/15/2012	16,711,000	15,541,230
Berry Petroleum Company
10.25% due 06/01/2014	5,105,000	5,449,587
Chesapeake Energy Corp.
6.25% due 01/15/2018	9,415,000	8,426,425
6.50% due 08/15/2017	485,000	444,987
7.25% due 12/15/2018	10,776,000	10,183,320
Cie Generale de Geophysique-Veritas
9.50% due 05/15/2016 (g)	3,685,000	3,896,887
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,480,000	1,472,600
Complete Production Services, Inc.
8.00% due 12/15/2016	4,220,000	3,840,200
Concho Resources, Inc.
8.625% due 10/01/2017	2,430,000	2,490,750
Corral Finans AB, PIK
2.0094% due 04/15/2010 (b)(g)	15,253,375	12,812,835
Dynegy Holdings, Inc.
7.50% due 06/01/2015	1,850,000	1,711,250
7.75% due 06/01/2019	25,520,000	21,755,800
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	1,900,000	1,745,625
El Paso Corp.
7.375% due 12/15/2012	2,000,000	2,040,258
7.80% due 08/01/2031	4,000,000	3,668,476
7.875% due 06/15/2012	8,750,000	9,006,970
12.00% due 12/12/2013	1,575,000	1,795,500
Encore Acquisition Company
9.50% due 05/01/2016	1,510,000	1,593,050
Enterprise Products Operating LP
8.375% until 08/01/2016, then variable
due 08/01/2066 (b)	5,225,000	4,885,375
7.034% until 01/15/2018, then variable
due 01/15/2068	3,665,000	3,206,875
Exco Resources, Inc.
7.25% due 01/15/2011	11,621,000	11,519,316
Forest Oil Corp.
8.50% due 02/15/2014 (g)	6,155,000	6,201,162
International Coal Group, Inc.
10.25% due 07/15/2014	10,875,000	9,896,250
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013 (g)	3,450,000	3,674,250
Key Energy Services, Inc.
8.375% due 12/01/2014	6,925,000	6,578,750
Mariner Energy, Inc.
7.50% due 04/15/2013	2,210,000	2,132,650
8.00% due 05/15/2017	360,000	329,400
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.75% due 04/15/2018 (g)	3,850,000	3,830,750
OPTI Canada, Inc.
8.25% due 12/15/2014	9,515,000	7,374,125

The accompanying notes are an integral part of the financial statements.
174

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
PetroHawk Energy Corp.
7.875% due 06/01/2015 (g)	$1,700,000	$1,674,500
9.125% due 07/15/2013	3,830,000	3,935,325
Plains Exploration & Production Company
8.625% due 10/15/2019	2,140,000	2,172,100
10.00% due 03/01/2016	5,975,000	6,438,063
Quicksilver Resources, Inc.
8.25% due 08/01/2015	4,390,000	4,280,250
11.75% due 01/01/2016	8,355,000	9,211,388
SandRidge Energy, Inc.
8.00% due 06/01/2018 (g)	3,972,000	3,823,050
9.875% due 05/15/2016 (g)	1,000,000	1,042,500
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015	15,720,000	15,582,450
SemGroup LP
8.75% due 11/15/2015 ^ (g)	12,970,000	843,050
Sonat, Inc.
7.625% due 07/15/2011	4,350,000	4,439,036
Southwestern Energy Company
7.50% due 02/01/2018	970,000	979,700
Stone Energy Corp.
8.25% due 12/15/2011	3,965,000	3,727,100
VeraSun Energy Corp.
9.375% due 06/01/2017 ^	4,785,000	634,013
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	4,245,000	3,862,950
Whiting Petroleum Corp.
7.00% due 02/01/2014	6,915,000	6,828,563
7.25% due 05/01/2012	2,235,000	2,235,000
Williams Companies, Inc.
7.875% due 09/01/2021	2,505,000	2,709,561
8.75% due 03/15/2032	7,255,000	8,319,766

		266,453,418

Financial - 12.23%
AAC Group Holding Corp.
10.25% due 10/01/2012 (g)	300,000	288,000
American International Group, Inc.
5.60% due 10/18/2016	1,600,000	1,173,989
8.25% due 08/15/2018	6,015,000	5,111,739
American International Group, Inc., MTN
5.45% due 05/18/2017	10,220,000	7,408,376
5.85% due 01/16/2018	2,695,000	1,951,202
American International Group, Inc., Series WI
8.175% until 05/15/2038, then variable
due 05/15/2068	3,355,000	2,013,000
Ashton Woods USA LLC/Ashton Woods Finance
Company
zero coupon, Step up to 11.00% on
02/24/2012 due 06/30/2015 (g)	2,012,400	754,650
Bank of America Corp.
8.125% until 05/15/2018, then variable
due 12/29/2049	1,385,000	1,231,320
BankAmerica Institutional Capital A
8.07% due 12/31/2026 (g)	2,000,000	1,930,000
CCM Merger, Inc.
8.00% due 08/01/2013 (g)	9,920,000	8,134,400
CIT Group, Inc.
0.4197% due 03/12/2010 (b)	7,805,000	5,619,600

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
CIT Group, Inc. (continued)
4.125% due 11/03/2009	$2,310,000	$1,863,618
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	2,845,000	2,906,241
Ford Motor Credit Company LLC
5.549% due 06/15/2011 (b)	4,133,000	3,947,015
7.50% due 08/01/2012	13,995,000	13,437,537
9.875% due 08/10/2011	2,500,000	2,535,492
12.00% due 05/15/2015	40,790,000	44,947,564
Forest City Enterprises, Inc.
7.625% due 06/01/2015	197,000	159,570
Fresenius US Finance II, Inc.
9.00% due 07/15/2015 (g)	5,545,000	6,099,500
GMAC LLC
8.00% due 11/01/2031 (g)	26,512,000	21,342,160
8.00% due 12/31/2018 (g)	1,142,000	862,210
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015	20,298,000	12,990,720
Host Hotels & Resorts LP, REIT
6.375% due 03/15/2015	1,835,000	1,738,662
ICICI Bank, Ltd.
6.375% until 04/30/2017, then variable
due 04/30/2022 (g)	2,434,000	1,991,039
6.375% until 04/30/2017, then variable
due 04/30/2022	1,907,000	1,558,972
International Lease Finance Corp., MTN
5.75% due 06/15/2011	870,000	792,471
JPMorgan Chase & Company, Series 1
7.90% until 04/30/2018, then variable
due 04/29/2049	9,605,000	9,222,433
Lehman Brothers Holdings, Inc., MTN
5.25% due 02/06/2012 ^	6,255,000	1,063,350
Lukoil International Finance BV
6.656% due 06/07/2022	1,467,000	1,364,310
Lukoil International Finance BV, Series REGS
6.356% due 06/07/2017	3,860,000	3,720,268
Metlife Capital Trust IV
7.875% due 12/15/2067 (g)	2,590,000	2,434,600
Ocwen Capital Trust I
10.875% due 08/01/2027	1,660,000	1,390,250
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)	2,170,000	2,031,663
7.00% due 05/01/2017 (g)	3,380,000	3,075,800
Rabobank Nederland
11.00% due 06/29/2049 (g)	6,370,000	7,803,250
Realogy Corp.
10.50% due 04/15/2014	8,870,000	6,430,750
12.375% due 04/15/2015	7,355,000	4,063,638
Realogy Corp., PIK
11.00% due 04/15/2014	772,297	509,716
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	3,350,000	3,072,014
5.05% due 01/08/2015	1,450,000	1,300,783
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 (g)	1,144,000	1,092,406
6.299% due 05/15/2017	1,200,000	1,149,000
7.125% due 01/14/2014 (g)	1,430,000	1,469,754
7.125% due 01/14/2014	6,845,000	7,011,226

The accompanying notes are an integral part of the financial statements.
175

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
RSHB Capital SA for OJSC Russian Agricultural
Bank (continued)
7.175% due 05/16/2013 (g)	$1,301,000	$1,341,591
7.175% due 05/16/2013	1,350,000	1,393,875
9.00% due 06/11/2014 (g)	2,330,000	2,553,214
Snoqualmie Entertainment Authority
4.68% due 02/01/2014 (b)(g)	2,960,000	1,450,400
9.125% due 02/01/2015 (g)	1,645,000	871,850
TNK-BP Finance SA
6.625% due 03/20/2017 (g)	212,000	194,786
6.625% due 03/20/2017	2,683,000	2,465,140
7.50% due 07/18/2016 (g)	633,000	615,593
7.50% due 07/18/2016	2,400,000	2,352,000
7.875% due 03/13/2018 (g)	3,340,000	3,260,842
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	8,570,000	8,912,800
Ventas Realty LP
3.875% due 11/15/2011	250,000	267,265
6.50% due 06/01/2016	705,000	683,850
6.75% due 04/01/2017	5,430,000	5,321,400
9.00% due 05/01/2012	1,701,000	1,786,050
Wells Fargo Capital XIII, Series GMTN
7.70% until 03/26/2013, then variable
due 12/29/2049	7,685,000	6,762,800
Wells Fargo Capital XV
9.75% until 09/26/2013, then variable
due 12/31/2049	2,655,000	2,761,200

		253,988,914

Government - 0.17%
Mubadala Development Company
5.75% due 05/06/2014 (g)	3,420,000	3,612,577

Industrial - 6.09%
American Railcar Industries, Inc.
7.50% due 03/01/2014	2,090,000	1,943,700
Associated Materials, Inc.
11.25% due 03/01/2014	14,640,000	11,053,200
9.75% due 04/15/2012	6,700,000	6,582,750
BWAY Corp.
10.00% due 04/15/2014 (g)	3,075,000	3,251,812
Graham Packaging Company
8.50% due 10/15/2012	2,160,000	2,181,600
9.875% due 10/15/2014	2,620,000	2,692,050
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	16,045,000	16,285,675
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	3,340,000	3,273,200
Horizon Lines, Inc.
4.25% due 08/15/2012	6,575,000	5,186,031
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	3,085,000	2,992,450
7.625% due 12/01/2013	1,565,000	1,518,050
12.50% due 04/01/2016 (g)	1,165,000	1,287,325
Kansas City Southern Railway Company
13.00% due 12/15/2013	3,000,000	3,450,000
L-3 Communications Corp., Series B
6.375% due 10/15/2015	2,615,000	2,641,150

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Metals USA, Inc.
11.125% due 12/01/2015	$11,671,000	$11,218,749
NewPage Holding Corp., PIK
8.5788% due 11/01/2013 (b)	9,768,000	1,953,600
Nortek, Inc.
10.00% due 12/01/2013 (g)	6,340,000	6,466,800
NTK Holdings, Inc.
10.75% due 03/01/2014 ^	12,760,000	350,900
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (g)	6,380,000	6,507,600
Radnor Holdings, Inc.
11.00% due 03/15/2010 ^	2,275,000	2,844
RailAmerica, Inc.
9.25% due 07/01/2017 (g)	9,800,000	10,265,500
Solo Cup Company
10.50% due 11/01/2013 (g)	6,420,000	6,805,200
Swift Transportation Company, Inc.
8.19% due 05/15/2015 (b)(g)	2,150,000	1,526,500
12.50% due 05/15/2017 (g)	2,530,000	1,897,500
Teekay Shipping Corp.
8.875% due 07/15/2011	5,500,000	5,658,125
TransDigm, Inc.
7.75% due 07/15/2014 (g)	7,520,000	7,303,800
USG Corp.
9.75% due 08/01/2014 (g)	2,000,000	2,090,000

		126,386,111

Technology - 0.84%
First Data Corp.
9.875% due 09/24/2015	7,770,000	7,206,675
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	4,737,000	3,623,805
10.125% due 12/15/2016	3,975,000	2,643,375
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014	1,521,593	1,049,899
Sensata Technologies B.V.
8.00% due 05/01/2014 (g)	1,800,000	1,678,500
SunGard Data Systems, Inc.
10.25% due 08/15/2015	1,275,000	1,300,500

		17,502,754

Utilities - 6.54%
AES Corp.
8.00% due 10/15/2017	11,770,000	11,843,562
8.75% due 05/15/2013 (g)	5,440,000	5,542,000
8.875% due 02/15/2011	3,100,000	3,193,000
9.375% due 09/15/2010	7,770,000	8,003,100
Edison Mission Energy
7.20% due 05/15/2019	5,690,000	4,608,900
7.625% due 05/15/2027	10,850,000	7,757,750
7.75% due 06/15/2016	4,550,000	3,981,250
EEB International Ltd.
8.75% due 10/31/2014 (g)	6,480,000	6,966,000
Energy Future Holdings Corp.
10.875% due 11/01/2017	8,390,000	6,334,450
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017	60,278,800	39,784,008
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	326,503	329,768

The accompanying notes are an integral part of the financial statements.
176

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028		$7,989,214	$8,148,998
Mirant North America LLC
7.375% due 12/31/2013		765,000	761,175
North American Energy Alliance LLC
10.875% due 06/01/2016 (g)		2,420,000	2,480,500
NRG Energy, Inc.
1.785% due 02/01/2014		1,416,018	1,341,824
7.25% due 02/01/2014		5,045,000	4,956,713
7.375% due 02/01/2016		1,000,000	967,500
Orion Power Holdings, Inc.
12.00% due 05/01/2010		3,475,000	3,596,625
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016		75,586	50,643
Texas Competitive Electric Holdings Company
LLC, Series A
10.25% due 11/01/2015		16,900,000	12,168,000
Texas Competitive Electric Holdings Company
LLC, Series B
10.25% due 11/01/2015		2,320,000	1,670,400
TXU Corp., Series P
5.55% due 11/15/2014		1,783,000	1,216,803

			135,702,969

TOTAL CORPORATE BONDS (Cost $1,878,501,588)			$1,830,971,726

CONVERTIBLE BONDS - 0.32%

Communications - 0.32%
Virgin Media, Inc.
6.50% due 11/15/2016 (g)		6,405,000	6,709,237

TOTAL CONVERTIBLE BONDS (Cost $3,194,593)			$6,709,237

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.10%

Argentina - 0.10%
Republic of Argentina
7.63% due 08/11/2007 ^	EUR	4,400,000,000	972,635
8.00% due 02/26/2008 ^		450,000	144,872
9.00% due 11/19/2008 ^		222,000	48,999
10.00% due 02/22/2007 ^		825,000	377,270
10.00% due 09/07/2007 ^		1,000,000	438,273
10.00% due 01/03/2007 ^		1,075,000,000	142,177

			2,124,226

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $2,006,573)			$2,124,226

COMMON STOCKS - 0.02%

Basic Materials - 0.02%
Georgia Gulf Corp. *		11,208	336,240

Communications - 0.00%
Maxcom Telecomunicaciones SAB de CV *		13,302	46,158
Viatel Holdings Bermuda, Ltd. *		38	9
XO Holdings, Inc. *		5,320	3,618

			49,785

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities - 0.00%
PNM Resources, Inc.	210	$2,453

TOTAL COMMON STOCKS (Cost $5,464,639)		$388,478

PREFERRED STOCKS - 1.34%

Basic Materials - 0.34%
Georgia Gulf Corp. *	251,192	6,970,578

Communications - 0.00%
CMP Susquehanna Radio Holdings, Corp.,
Series A * (g)(h)	51,586	19,345
ION Media Networks, Inc., Series B, 12.00% *	13	0

		19,345

Financial - 1.00%
Bank of America Corp., Series L, 7.25% *	11,220	9,536,888
Bank of America Corp. (h)	3,320,000	2,951,812
Capital One Capital V, 10.25% *	4,900,000	5,414,598
Preferred Blocker, Inc., 7.00% (g)	4,957	2,882,650

		20,785,948

TOTAL PREFERRED STOCKS (Cost $28,556,228)		$27,775,871

TERM LOANS - 3.88%
CIT Group, Inc.
10.276% due 01/18/2012	4,000,000	4,117,160

Basic Materials - 0.47%
Berry Plastics Holding Company
2.2745% due 04/03/2015 (b)	1,000,000	881,250
Lyondell Chemical Company
3.9777% due 12/20/2014 (b)	5,634,443	3,662,388
4.210% due 12/15/2009 (b)	5,500,000	5,335,000

		9,878,638
Communications - 0.42%
Idearc, Inc.
2.48% due 11/01/2014 (b)	6,085,442	2,576,168
Newsday LLC
9.75% due 08/01/2013 (b)	6,000,000	6,232,500

		8,808,668
Consumer, Cyclical - 1.04%
Allison Transmission, Inc.
3.06% due 08/07/2014 (b)	9,671,113	8,419,246
Community Health Systems, Inc., Tranche B
2.5688% due 07/02/2014 (b)	4,909,724	4,607,776
Ford Motor Company, Tranche B
3.25% due 11/29/2013 (b)	2,474,705	2,191,440
Michaels Stores, Inc., Tranche B
2.50% due 10/31/2013 (b)	1,496,154	1,334,693
United Air Lines, Inc., Tranche B
2.25% due 01/12/2014 (b)	6,854,430	5,055,142

		21,608,297
Consumer, Non-cyclical - 0.54%
Bausch & Lomb, Inc.
3.5588% due 04/26/2015	4,969,819	4,739,249
Iasis Holdco, Inc., PIK
6.2894% due 06/15/2014 (b)	7,298,379	6,221,869
Penhall Holdings, PIK
9.995% due 04/01/2012 (b)	3,750,674	150,027

The accompanying notes are an integral part of the financial statements.
177

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Consumer, Non-cyclical (continued)
Simmons Holdco, Inc., PIK
8.2238% due 02/15/2012 (b)	$3,816,085	$57,241

		11,168,386

Energy - 0.69%
Ashmore Energy
4.22% due 03/30/2014 (b)	4,381,331	3,948,674
Stallion Oilfield Services
7.5069% due 07/31/2012 (b)	5,300,000	2,173,000
Turbo Beta, Ltd.
14.50% due 03/15/2018 (b)	9,474,556	8,124,432

		14,246,106

Financial - 0.52%
Hawker Beechcraft Acquisition Company LLC
2.4275% due 03/26/2014 (b)	5,492,387	4,174,214
HSBC Bank PLC
8.90% due 12/20/2010 (b)	62,682,000	1,623,086
Realogy Corp., 2nd Lien Fixed Rate Term Loan A
13.50% due 10/15/2017	5,000,000	5,000,000

		10,797,300

TOTAL TERM LOANS (Cost $85,747,834)		$80,624,555

WARRANTS - 0.00%
CNB Capital Trust I
(Expiration Date 03/23/2019) * (g)	58,949	1,565

Consumer, Cyclical - 0.00%
Buffets Restaurants Holdings, Inc.
(Expiration Date 04/28/2014) *	6,339	0

Energy - 0.00%
Turbo Beta, Ltd. *	1	0

Government - 0.00%
Republic of Venezuela
(Expiration date 04/15/2020; strike
price $26.00) *	346,000	89,095

TOTAL WARRANTS (Cost $108,825)		$90,660

REPURCHASE AGREEMENTS - 2.29%
JPMorgan Chase & Company
Tri-Party Repurchase Agreement
dated 09/30/2009 at 0.03% to be
repurchased at $47,500,040 on
10/01/2009, collateralized by
$48,226,000 Federal National
Mortgage Association, 3.00% due
01/13/2014 (valued at
$48,449,769, including interest)	$47,500,000	$47,500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $47,500,000)		$47,500,000

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

SECURITIES LENDING COLLATERAL - 0.13%

Securities Lending Collateral - 0.13%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)		276,323	$2,765,991

TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,766,217)			$2,765,991

Total Investments (High Yield Trust)
(Cost $2,119,127,062) - 99.40%			$2,063,830,623
Other assets and liabilities, net - 0.60%			12,445,305

TOTAL NET ASSETS - 100.00%			$2,076,275,928

Income Trust
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 56.32%

Basic Materials - 1.86%
Anglo American Capital PLC
9.375% due 04/08/2014 (g)		$2,000,000	$2,330,000
ArcelorMittal
9.85% due 06/01/2019		1,000,000	1,182,804
Ineos Group Holdings PLC
7.875% due 02/15/2016 (g)	EUR	1,650,000	1,177,081
Nalco Company
8.25% due 05/15/2017		$300,000	315,000
Rio Tinto Finance USA, Ltd.
8.95% due 05/01/2014		1,500,000	1,770,281
Teck Resources, Ltd.
9.75% due 05/15/2014		800,000	880,000
10.75% due 05/15/2019		700,000	813,750

			8,468,916

Communications - 6.45%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		2,700,000	2,814,750
CC Holdings GS V LLC
7.75% due 05/01/2017 (g)		700,000	724,500
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^		3,000,000	555,000
11.75% due 05/15/2014 ^		5,000,000	50,000
13.50% due 01/15/2014 ^		4,000,000	60,000
Charter Communications Holdings II LLC
10.25% due 09/15/2010 ^		6,500,000	7,312,500
Crown Castle International Corp.
9.00% due 01/15/2015		600,000	628,500
Dex Media West LLC
9.875% due 08/15/2013 ^		1,500,000	270,000
Dex Media, Inc.
8.00% due 11/15/2013 ^		2,455,000	417,350
9.00% due 11/15/2013 ^		1,000,000	170,000
9.00% due 11/15/2013 ^		4,500,000	765,000
DirecTV Holdings LLC
7.625% due 05/15/2016		4,000,000	4,280,000
EchoStar DBS Corp.
7.75% due 05/31/2015		5,000,000	5,100,000
Lamar Media Corp.
9.75% due 04/01/2014		800,000	866,000

The accompanying notes are an integral part of the financial statements.
178

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Qwest Corp.
8.375% due 05/01/2016 (g)	$600,000	$621,000
R.H. Donnelley Corp.
8.875% due 10/15/2017 ^	3,500,000	201,250
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013 ^	1,750,000	100,625
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013 ^	1,750,000	100,625
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016 ^	3,500,000	201,250
Univision Communications, Inc.
9.75% due 03/15/2015 (g)	2,631,250	2,026,062
12.00% due 07/01/2014 (g)	500,000	537,500
Wind Acquisition Finance SA
11.75% due 07/15/2017	1,400,000	1,578,500

		29,380,412

Consumer, Cyclical - 3.15%
Cinemark USA, Inc.
8.625% due 06/15/2019 (g)	500,000	516,875
Dollar General Corp.
10.625% due 07/15/2015	3,500,000	3,867,500
Dollar General Corp., PIK
11.875% due 07/15/2017	2,500,000	2,812,500
General Motors Corp.
8.375% due 07/15/2033 ^	2,100,000	341,250
Harrahs Operating Escrow LLC
11.25% due 06/01/2017 (g)	450,000	462,375
KB Home
5.75% due 02/01/2014	700,000	672,000
Limited Brands, Inc.
8.50% due 06/15/2019 (g)	500,000	523,066
MGM Mirage, Inc.
6.75% due 04/01/2013	500,000	418,125
13.00% due 11/15/2013 (g)	1,000,000	1,145,000
Regal Cinemas Corp.
8.625% due 07/15/2019 (g)	900,000	931,500
Wendy's/Arby's Restaurants LLC
10.00% due 07/15/2016 (g)	1,000,000	1,062,500
Wyndham Worldwide Corp.
9.875% due 05/01/2014	1,500,000	1,611,724

		14,364,415

Consumer, Non-cyclical - 10.52%
Alliance One International, Inc.
10.00% due 07/15/2016 (g)	500,000	516,250
Altria Group, Inc.
8.50% due 11/10/2013	750,000	869,880
Ceridian Corp.
11.25% due 11/15/2015	2,500,000	2,240,625
Community Health Systems, Inc.
8.875% due 07/15/2015	3,500,000	3,587,500
DaVita, Inc.
6.625% due 03/15/2013	1,000,000	990,000
7.25% due 03/15/2015	1,700,000	1,683,000
HCA, Inc.
6.50% due 02/15/2016	2,200,000	1,952,500
7.875% due 02/15/2020 (g)	2,000,000	2,007,500
8.50% due 04/15/2019 (g)	2,500,000	2,612,500
9.25% due 11/15/2016	4,000,000	4,135,000

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Hertz Corp.
8.875% due 01/01/2014	$4,000,000	$4,040,000
10.50% due 01/01/2016	1,395,000	1,450,800
Jarden Corp.
8.00% due 05/01/2016	400,000	410,000
JBS USA LLC
11.625% due 05/01/2014	1,000,000	1,075,000
JohnsonDiversey Holdings, Inc.
10.67% due 05/15/2013	2,000,000	1,920,000
Mylan, Inc.
3.75% due 09/15/2015 (g)	1,500,000	2,086,875
Supervalu, Inc.
8.00% due 05/01/2016	1,300,000	1,345,500
Tenet Healthcare Corp.
7.375% due 02/01/2013	1,000,000	990,000
9.00% due 05/01/2015 (g)	3,250,000	3,396,250
9.25% due 02/01/2015 (a)	3,500,000	3,653,125
10.00% due 05/01/2018 (g)	3,250,000	3,583,125
Tyson Foods, Inc.
10.50% due 03/01/2014	700,000	792,750
U.S. Oncology Holdings, Inc., PIK
6.4275% due 03/15/2012	1,741,000	1,514,670
U.S. Oncology, Inc.
9.125% due 08/15/2017 (g)	1,000,000	1,052,500

		47,905,350

Energy - 11.73%
Bill Barrett Corp.
9.875% due 07/15/2016	300,000	315,750
Callon Petroleum Company, Series B
9.75% due 12/08/2010	1,500,000	585,000
Chesapeake Energy Corp.
6.50% due 08/15/2017	2,400,000	2,202,000
6.875% due 11/15/2020	300,000	267,000
7.25% due 12/15/2018	4,500,000	4,252,500
9.50% due 02/15/2015	2,600,000	2,736,500
Dynegy Holdings, Inc.
6.875% due 04/01/2011	3,500,000	3,552,500
7.50% due 06/01/2015	1,220,000	1,128,500
7.75% due 06/01/2019	1,000,000	852,500
8.375% due 05/01/2016	4,000,000	3,740,000
8.75% due 02/15/2012	400,000	408,000
El Paso Corp.
7.25% due 06/01/2018	2,500,000	2,458,970
7.75% due 01/15/2032	300,000	274,859
12.00% due 12/12/2013	800,000	912,000
Forest Oil Corp.
8.50% due 02/15/2014 (g)	2,000,000	2,015,000
Holly Corp.
9.875% due 06/15/2017 (g)	2,000,000	2,045,000
Mariner Energy, Inc.
7.50% due 04/15/2013	500,000	482,500
11.75% due 06/30/2016	700,000	754,250
Newfield Exploration Company
6.625% due 04/15/2016	2,500,000	2,450,000
PetroHawk Energy Corp.
7.875% due 06/01/2015 (g)	4,000,000	3,940,000
10.50% due 08/01/2014	1,600,000	1,720,000

The accompanying notes are an integral part of the financial statements.
179

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Pioneer Natural Resources Company
6.65% due 03/15/2017	$750,000	$713,720
6.875% due 05/01/2018	1,500,000	1,431,469
Plains Exploration & Production Company
7.75% due 06/15/2015	1,500,000	1,488,750
10.00% due 03/01/2016	1,000,000	1,077,500
Quicksilver Resources, Inc.
11.75% due 01/01/2016	500,000	551,250
Sabine Pass LNG LP
7.25% due 11/30/2013	1,000,000	892,500
7.50% due 11/30/2016	800,000	683,000
SandRidge Energy, Inc.
9.875% due 05/15/2016 (g)	1,200,000	1,251,000
SEACOR Holdings, Inc.
7.375% due 10/01/2019	1,000,000	1,004,488
SESI LLC
6.875% due 06/01/2014	1,000,000	955,000
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	2,000,000	1,820,000
Western Refining, Inc.
11.25% due 06/15/2017 (g)	2,500,000	2,362,500
Williams Companies, Inc.
8.75% due 01/15/2020	750,000	862,233
Woodside Finance, Ltd.
8.125% due 03/01/2014	1,100,000	1,234,803

		53,421,042

Financial - 13.87%
Aflac, Inc.
8.50% due 05/15/2019	2,500,000	2,980,175
American Express Company
7.00% due 03/19/2018	500,000	550,039
American Express Credit Corp., Series C
7.30% due 08/20/2013	2,500,000	2,772,480
Bank of America Corp.
8.125% until 05/15/2018, then variable
due 12/29/2049	1,500,000	1,333,560
CEVA Group PLC, ADR
10.00% due 09/01/2014 (g)	2,000,000	1,780,000
Credit Suisse Securities USA LLC, Series 0001
11.00% due 09/02/2010	7,500,000	1,558,613
Duke Realty LP
5.95% due 02/15/2017	600,000	553,063
6.25% due 05/15/2013	1,000,000	992,256
Ford Motor Credit Company LLC
3.26% due 01/13/2012 (b)	1,500,000	1,350,000
7.25% due 10/25/2011	2,000,000	1,942,418
7.375% due 02/01/2011	2,000,000	1,989,566
7.50% due 08/01/2012	1,000,000	960,167
8.00% due 06/01/2014	2,000,000	1,921,994
9.75% due 09/15/2010	1,800,000	1,839,400
12.00% due 05/15/2015	3,000,000	3,305,778
GMAC LLC
6.875% due 09/15/2011 (g)	1,899,000	1,794,555
7.75% due 01/19/2010 (g)	4,210,000	4,204,738
Goldman Sachs Group, Inc.
12.50% due 04/01/2010	6,000,000	2,413,032
HCP, Inc., MTN
6.70% due 01/30/2018	1,250,000	1,202,666

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Host Hotels & Resorts LP, REIT
3.25% due 04/15/2024 (g)	$1,000,000	$1,000,000
6.375% due 03/15/2015	1,470,000	1,392,825
9.00% due 05/15/2017 (g)	600,000	636,000
Host Marriott LP
7.125% due 11/01/2013	500,000	493,750
iStar Financial, Inc., REIT
5.15% due 03/01/2012	500,000	297,500
8.625% due 06/01/2013	2,750,000	1,732,500
JPMorgan Chase & Company, Series 1
7.90% until 04/30/2018, then variable
due 04/29/2049	7,250,000	6,961,232
Liberty Mutual Group, Inc.
10.75% until 06/15/2038, then variable
due 06/15/2058 (g)	5,000,000	4,750,000
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	1,000,000	1,051,697
Morgan Stanley
5.30% due 03/01/2013	2,000,000	2,095,664
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)	500,000	468,125
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	100,000	104,000
Vornado Realty Trust
2.85% due 04/01/2027	1,000,000	951,250
Washington Mutual Preferred Funding
9.75% due 10/29/2049 ^ (g)	500,000	5,000
Wells Fargo Capital XIII, Series GMTN
7.70% until 03/26/2013, then variable
due 12/29/2049	900,000	792,000
Wells Fargo Capital XV
9.75% until 09/26/2013, then variable
due 12/31/2049	4,800,000	4,992,000

		63,168,043

Industrial - 3.20%
Allied Waste North America, Inc., Series B
7.125% due 05/15/2016	1,000,000	1,055,000
7.375% due 04/15/2014	4,000,000	4,162,228
Flextronics International, Ltd.
6.25% due 11/15/2014	1,250,000	1,203,125
Ingersoll-Rand Global Holding Company, Ltd.
9.50% due 04/15/2014	700,000	827,140
RBS Global, Inc.
9.50% due 08/01/2014	1,500,000	1,455,000
9.50% due 08/01/2014 (g)	1,128,000	1,094,160
11.75% due 08/01/2016	1,000,000	905,000
Sanmina-SCI Corp.
6.75% due 03/01/2013	700,000	665,000
8.125% due 03/01/2016	500,000	467,500
Terex Corp.
8.00% due 11/15/2017	3,000,000	2,752,500

		14,586,653

Technology - 1.20%
First Data Corp.
9.875% due 09/24/2015	2,500,000	2,309,375
Freescale Semiconductor, Inc.
10.125% due 12/15/2016	750,000	498,750

The accompanying notes are an integral part of the financial statements.
180

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Technology (continued)
Sungard Data Systems, Inc.
10.625% due 05/15/2015 (g)	$2,500,000	$2,650,000

		5,458,125

Utilities - 4.34%
Aquila, Inc.
11.875% due 07/01/2012	684,000	789,859
Arizona Public Service Company
8.75% due 03/01/2019	1,000,000	1,210,734
Calpine Construction Finance Company LP
8.00% due 06/01/2016 (g)	1,000,000	1,025,000
CMS Energy Corp.
8.75% due 06/15/2019	1,000,000	1,087,791
Energy Future Holdings Corp.
10.875% due 11/01/2017	1,500,000	1,132,500
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017	4,346,000	2,868,360
Intergen NV
9.00% due 06/30/2017 (g)	1,000,000	1,030,000
Public Service Company of New Mexico
7.95% due 05/15/2018	1,500,000	1,512,882
RRI Energy, Inc.
7.625% due 06/15/2014	900,000	883,125
7.875% due 06/15/2017	400,000	390,500
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016	2,112,500	1,415,375
Texas Competitive Electric Holdings Company
LLC, Series A
10.25% due 11/01/2015	7,500,000	5,400,000
Texas Competitive Electric Holdings Company
LLC, Series B
10.25% due 11/01/2015	500,000	360,000
TXU Corp., Series P
5.55% due 11/15/2014	1,000,000	682,447

		19,788,573

TOTAL CORPORATE BONDS (Cost $265,632,513)		$256,541,529

CONVERTIBLE BONDS - 1.79%

Financial - 1.24%
Goldman Sachs Group, Inc., Series 0000
9.00% due 08/20/2010	4,500,000	1,868,013
10.55% due 07/21/2010	2,000,000	1,208,838
iStar Financial, Inc., REIT
1.0969% due 10/01/2012 (b)	3,200,000	1,600,000
Vornado Realty Trust
3.625% due 11/15/2026	1,000,000	971,250

		5,648,101

Technology - 0.55%
Advanced Micro Devices, Inc.
5.75% due 08/15/2012 (g)	2,000,000	1,677,500
5.75% due 08/15/2012	1,000,000	838,750

		2,516,250

TOTAL CONVERTIBLE BONDS (Cost $9,740,847)		$8,164,351

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 28.67%

Basic Materials - 1.17%
Barrick Gold Corp.	12,600	$477,540
Newmont Mining Corp.	110,000	4,842,200

		5,319,740
Communications - 1.06%
AT&T, Inc.	125,000	3,376,250
Verizon Communications, Inc.	48,200	1,459,014

		4,835,264
Consumer, Non-cyclical - 2.37%
Abbott Laboratories	15,000	742,050
Diageo PLC	125,000	1,920,183
Johnson & Johnson	40,000	2,435,600
Merck & Company, Inc. (a)	180,000	5,693,400

		10,791,233
Energy - 3.89%
Canadian Oil Sands Trust	200,000	5,744,174
ConocoPhillips Company	100,000	4,516,000
Duke Energy Corp.	300,000	4,722,000
Spectra Energy Corp.	145,000	2,746,300

		17,728,474
Financial - 7.00%
Bank of America Corp.	400,000	6,768,000
Barclays PLC *	150,000	886,500
Capital One Financial Corp.	132,000	4,716,360
Citigroup, Inc.	919,306	4,449,441
Duke Realty Corp., REIT	150,000	1,801,500
HSBC Holdings PLC	250,000	2,861,944
iStar Financial, Inc., REIT * (a)	110,200	335,008
JPMorgan Chase & Company	75,000	3,286,500
Legg Mason, Inc. (a)	59,946	1,860,124
Wells Fargo & Company	174,800	4,925,864

		31,891,241
Technology - 1.12%
Intel Corp.	150,000	2,935,500
Maxim Integrated Products, Inc.	120,000	2,176,800

		5,112,300
Utilities - 12.06%
AGL Resources, Inc.	50,000	1,763,500
Ameren Corp.	125,000	3,160,000
American Electric Power Company, Inc.	120,100	3,721,899
CenterPoint Energy, Inc.	100,000	1,243,000
Consolidated Edison, Inc.	80,000	3,275,200
Dominion Resources, Inc.	100,000	3,450,000
FirstEnergy Corp.	40,000	1,828,800
FPL Group, Inc.	50,000	2,761,500
NiSource, Inc.	30,000	416,700
PG&E Corp. (a)	150,000	6,073,500
Pinnacle West Capital Corp.	70,000	2,297,400
Portland General Electric Company	100,000	1,972,000
Progress Energy, Inc.	100,000	3,906,000
Public Service Enterprise Group, Inc.	150,000	4,716,000
Sempra Energy	60,800	3,028,448
Southern Company	146,796	4,649,029
Teco Energy, Inc. (a)	200,000	2,816,000

The accompanying notes are an integral part of the financial statements.
181

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Xcel Energy, Inc.	200,000	$3,848,000

		54,926,976

TOTAL COMMON STOCKS (Cost $153,692,456)		$130,605,228

PREFERRED STOCKS - 3.49%

Consumer, Cyclical - 0.07%
General Motors Corp., Series C, 6.25%	85,000	306,000

Consumer, Non-cyclical - 0.33%
Tenet Healthcare Corp., 7.00% *	1,500	1,530,000

Energy - 0.70%
McMoRan Exploration Company, 8.00%	700	933,100
SandRidge Energy, Inc., 8.50% *	13,000	2,260,765

		3,193,865
Financial - 2.39%
Bank of America Corp., Series L, 7.25%	5,350	4,547,447
Federal Home Loan Mortgage Corp.,
Series Z, 8.375% *	94,900	171,769
Federal National Mortgage Association,
5.375% *	20	117,500
Federal National Mortgage Association,
Series 08-1, 8.75% *	56,800	136,320
Federal National Mortgage Association,
Series Q, 6.75% *	80,000	127,200
Federal National Mortgage Association,
Series R, 7.625% *	60,200	99,330
Federal National Mortgage Association,
Series S, 8.25% *	79,300	127,673
FelCor Lodging Trust, Inc., Series A	90,000	1,100,700
Preferred Blocker, Inc., 7.00% (g)	1,341	779,833
Wells Fargo & Company, Series L, 7.50%	4,100	3,661,300

		10,869,072

TOTAL PREFERRED STOCKS (Cost $26,061,622)		$15,898,937

TERM LOANS - 3.96%

Communications - 1.05%
Clear Channel Communications, Term Loan B
3.8963% due 11/13/2015 (b)	5,500,000	4,147,919
Idearc, Inc., Term Loan A
8.1609% due 11/17/2013 (b)	1,456,163	620,487

		4,768,406
Consumer, Cyclical - 0.55%
Allison Transmission, Inc.
3.00% due 08/07/2014 (b)(g)	2,891,170	2,516,925

Consumer, Non-cyclical - 0.52%
Bausch & Lomb, Inc.
3.8134% due 04/28/2015 (b)	581,650	554,665
U.S. Investigations Services, Inc.
3.2919% due 02/21/2015 (b)	1,959,900	1,820,747

		2,375,412
Technology - 1.33%
First Data Corp., Tranche B2
3.0343% due 09/24/2014 (b)	1,960,000	1,687,232
First Data Corp., Tranche B3
3.0343% due 09/24/2014 (b)	1,964,912	1,687,074

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Technology (continued)
Freescale Semiconductor, Inc.
12.50% due 12/15/2014 (b)	$2,664,137	$2,670,798

		6,045,104
Utilities - 0.51%
Texas Competitive Electric Holdings Company LLC
3.7538% due 10/10/2014 (b)	2,949,899	2,328,208

TOTAL TERM LOANS (Cost $23,689,309)		$18,034,055

REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$175,000 on 10/01/2009,
collateralized by $180,000 Federal
National Mortgage Association,
4.72% due 01/22/2018 (valued at
$180,675, including interest)	$175,000	$175,000

TOTAL REPURCHASE AGREEMENTS
(Cost $175,000)		$175,000

SECURITIES LENDING COLLATERAL - 3.58%

Securities Lending Collateral - 3.58%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	1,630,737	16,323,681

TOTAL SECURITIES LENDING COLLATERAL
(Cost $16,324,593)		$16,323,681

SHORT TERM INVESTMENTS - 4.19%
Federal Home Loan Bank Discount Notes
0.01% due 10/01/2009	$19,095,000	$19,095,000

TOTAL SHORT TERM INVESTMENTS
(Cost $19,095,000)		$19,095,000

Total Investments (Income Trust)
(Cost $514,411,340) - 102.04%		$464,837,781
Other assets and liabilities, net - (2.04)%		(9,304,915)

TOTAL NET ASSETS - 100.00%		$455,532,866

International Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.90%

Australia - 3.61%
Australia and New Zealand
Banking Group, Ltd.	168,074	$3,602,974
Bluescope Steel, Ltd.	413,276	1,058,624
Commonwealth Bank of Australia, Ltd.	16,775	762,750
Foster's Group, Ltd.	295,708	1,443,714
General Property Trust, Ltd.	2,126,418	1,279,873
Lihir Gold, Ltd. *	158,156	395,969
Macquarie Group, Ltd.	35,140	1,809,897
Macquarie Infrastructure Group	553,930	718,356
Macquarie Office Trust	2,112,962	556,806

The accompanying notes are an integral part of the financial statements.
182

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Mirvac Group, Ltd.	737,940	$1,088,986
National Australia Bank, Ltd.	104,454	2,823,345
Newcrest Mining, Ltd.	25,939	729,259
Qantas Airways, Ltd.	255,341	642,868
Stockland Company, Ltd.	586,851	2,102,561
Suncorp-Metway, Ltd.	226,010	1,762,160
TABCORP Holdings, Ltd.	169,222	1,065,634
Telstra Corp., Ltd.	350,793	1,010,471
Woodside Petroleum, Ltd.	79,596	3,643,013
Woolworths, Ltd.	51,902	1,337,283

		27,834,543
Austria - 0.14%
Erste Bank der Oesterreichischen
Sparkassen AG	9,070	405,841
OMV AG	17,604	709,790

		1,115,631
Belgium - 1.90%
Anheuser-Busch InBev NV	116,886	5,344,692
Belgacom SA	36,486	1,421,676
Colruyt SA (a)	7,149	1,680,737
Delhaize Group	21,013	1,458,631
Dexia SA * (a)	151,281	1,395,808
Fortis Group SA *	403,842	1,895,859
Mobistar SA (a)	8,219	569,289
Solvay SA	8,616	894,860

		14,661,552
Bermuda - 0.13%
Signet Jewelers, Ltd. *	38,130	1,008,653
Bulgaria - 0.00%
BGP Holdings PLC *	2,126,418	3
Canada - 2.80%
Bank of Montreal	78,300	3,961,622
Bank of Nova Scotia	23,400	1,068,097
Canadian Imperial Bank of Commerce	10,000	609,816
Canadian National Railway Company	17,100	842,183
Canadian Pacific Railway, Ltd.	27,100	1,268,117
Goldcorp, Inc.	16,300	654,345
IGM Financial, Inc.	20,800	824,890
Magna International, Inc.	23,400	997,284
Metro, Inc.	12,700	415,050
National Bank of Canada	61,035	3,394,222
Penn West Energy Trust	29,400	466,270
RONA, Inc. *	19,200	268,995
Sun Life Financial, Inc.	47,900	1,500,999
Suncor Energy, Inc.	65,624	2,292,381
Teck Cominco, Ltd. *	40,700	1,121,422
Toronto Dominion Bank Ontario	29,800	1,927,474

		21,613,167
Denmark - 0.55%
Carlsberg AS, B Shares	5,878	427,923
Danske Bank AS *	19,152	502,829
H. Lundbeck AS	15,581	324,576
Novo Nordisk AS	47,066	2,956,177

		4,211,505

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Finland - 0.65%
Neste Oil Oyj (a)	63,911	$1,182,102
Nokia AB Oyj	111,839	1,644,778
Nokian Renkaat Oyj (a)	11,881	277,333
Outokumpu Oyj	41,586	781,389
Rautaruukki Oyj	21,529	516,187
Sampo Oyj, Class A	25,936	653,523

		5,055,312
France - 9.21%
Air France KLM *	17,418	317,368
Air Liquide	11,410	1,297,523
BNP Paribas SA	132,209	10,574,386
Carrefour SA	10,190	462,625
Casino Guichard-Perrachon SA	10,378	826,330
Compagnie de Saint-Gobain SA	29,636	1,541,414
Dassault Systemes SA	16,210	905,039
Essilor International SA	36,352	2,072,347
European Aeronautic Defence &
Space Company	31,550	708,941
Eutelsat Communications *	15,989	486,930
France Telecom SA	95,109	2,544,031
GDF Suez	20,185	902,467
Gemalto NV *	19,000	886,227
Hermes International SA	15,462	2,283,394
Iliad SA	4,141	467,321
Lafarge SA	7,440	665,118
L'Oreal SA	16,584	1,657,698
Pernod-Ricard SA	6,302	501,237
PPR SA	11,145	1,430,427
PSA Peugeot Citroen SA *	44,493	1,360,181
Publicis Groupe SA	25,197	1,012,274
Renault Regie Nationale SA *	53,694	2,511,344
Sanofi-Aventis SA	300,140	22,035,038
Societe Generale	77,427	6,239,109
Technip SA	23,159	1,482,438
Total SA	89,220	5,311,403
Vinci SA	11,231	636,521

		71,119,131
Germany - 4.79%
Adidas-Salomon AG	25,451	1,347,335
Aixtron AG	32,077	874,269
Allianz SE	5,507	688,092
BASF SE	20,784	1,100,397
Bayerische Motoren Werke (BMW) AG	53,715	2,592,929
Beiersdorf AG	8,638	507,620
Deutsche Bank AG	59,341	4,555,830
Deutsche Post AG	47,669	893,143
Deutsche Telekom AG	171,701	2,347,556
E.ON AG	45,888	1,948,547
Fresenius Medical Care AG	19,522	972,491
Fresenius SE	10,068	589,883
Hannover Rueckversicherung AG *	31,743	1,456,710
Heidelberger Druckmaschinen AG *	49,277	511,049
Infineon Technologies AG *	241,980	1,365,701
Kloeckner & Company SE * (a)	29,563	677,298
Metro AG	13,558	766,987

The accompanying notes are an integral part of the financial statements.
183

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
MTU Aero Engines Holding AG	19,898	$942,436
Muenchener Rueckversicherungs-
Gesellschaft AG (MunichRe)	5,229	834,276
Norddeutsche Affinerie AG	28,561	1,190,738
Puma AG	3,344	1,111,079
RWE AG	10,051	934,688
Salzgitter AG	20,078	1,924,442
SAP AG	77,405	3,771,682
Software AG	8,826	748,750
Suedzucker AG	53,599	1,087,517
Thyssen Krupp AG	25,152	866,309
Vossloh AG	3,167	359,146

		36,966,900
Greece - 0.97%
Alpha Bank A.E. *	66,341	1,228,495
Bank of Piraeus SA *	33,167	618,491
National Bank of Greece SA *	87,169	3,152,123
OPAP SA	72,464	1,873,856
Public Power Corp. SA *	27,930	624,132

		7,497,097
Hong Kong - 1.69%
CLP Holdings, Ltd.	622,596	4,236,217
Esprit Holdings, Ltd.	175,300	1,175,631
Hong Kong & China Gas Company, Ltd.	626,000	1,579,722
Hong Kong Electric Holdings, Ltd.	508,146	2,787,651
Hong Kong Exchanges & Clearing, Ltd.	76,800	1,379,475
Hutchison Whampoa, Ltd.	80,000	573,062
Noble Group, Ltd.	273,766	471,518
Yue Yuen Industrial Holdings, Ltd.	300,782	843,040

		13,046,316
Ireland - 0.76%
C&C Group PLC	106,409	452,499
CRH PLC	101,606	2,816,094
DCC PLC	15,078	390,352
Experian Group, Ltd.	130,747	1,100,140
Kerry Group PLC	38,904	1,112,989

		5,872,074
Italy - 4.92%
Ansaldo STS SpA	37,619	770,755
Autostrade SpA	24,736	600,138
Banca Monte dei Paschi Siena SpA	291,775	625,339
Bulgari SpA	82,357	637,496
Enel SpA	564,252	3,583,325
Eni SpA	397,887	9,961,873
Fiat SpA *	68,385	882,028
Italcementi SpA, RNC	34,167	288,630
Luxottica Group SpA *	36,601	949,055
Mediaset SpA	217,388	1,524,299
Parmalat SpA	443,926	1,230,039
Saipem SpA	36,942	1,111,936
Snam Rete Gas SpA	299,835	1,459,439
Telecom Italia SpA	1,115,414	1,959,584
Telecom Italia SpA	1,224,849	1,506,554
Tenaris SA	29,974	533,991

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Terna SpA	243,945	$951,709
UniCredit Italiano SpA *	2,402,772	9,416,817

		37,993,007
Japan - 24.85%
Advantest Corp.	19,400	529,898
Aiful Corp. (a)	146,850	170,560
Aisin Seiki Company	39,400	951,893
Alps Electric Company, Ltd.	129,954	745,197
Asahi Glass Company, Ltd.	138,000	1,105,346
Asahi Kasei Corp.	197,000	995,371
Astellas Pharmaceuticals, Inc.	71,826	2,951,462
Bridgestone Corp.	20,800	370,403
Canon, Inc.	28,600	1,144,108
Chubu Electric Power Company, Inc.	50,700	1,230,186
Chugai Pharmaceutical Company, Ltd.	46,400	958,366
Chugoku Electric Power Company, Inc.	9,100	200,060
Circle K Sunkus Company, Ltd.	18,000	271,182
Cosmo Oil Company, Ltd.	299,000	826,183
Culture Convenience Club Company, Ltd. (a)	75,500	490,394
Dai Nippon Printing Company, Ltd.	19,000	259,983
Daikyo, Inc. (a)	201,000	459,257
Daito Trust Construction Company, Ltd.	22,900	996,753
Daiwa Securities Group, Inc.	191,000	982,573
Daiwabo Company, Ltd. (a)	119,000	492,786
Denso Corp.	44,300	1,287,613
Don Quijote Company, Ltd.	35,000	827,917
Dowa Mining Company, Ltd.	193,000	1,162,061
Ebara Corp.	194,000	848,919
Eisai Company, Ltd. (a)	34,520	1,293,753
Electric Power Development Company, Ltd.	25,400	804,150
Elpida Memory, Inc. * (a)	76,900	994,021
Fast Retailing Company, Ltd.	24,800	3,126,928
Fuji Heavy Industries, Ltd.	310,884	1,196,855
Fuji Photo Film Company, Ltd.	19,500	579,906
Fujikura, Ltd.	159,000	772,976
Fujitsu, Ltd.	240,000	1,554,415
GS Yuasa Corp. (a)	111,000	1,008,301
Hankyu Hanshin Holdings, Inc.	78,000	373,940
Hanwa Company, Ltd.	147,000	529,273
Haseko Corp.	1,093,000	1,058,524
Hikari Tsushin, Inc.	20,400	444,285
Hirose Electric Company, Ltd.	10,300	1,157,859
Hitachi, Ltd.	299,000	914,214
Hokkaido Electric Power Company, Inc.	63,101	1,312,619
Honda Motor Company, Ltd.	255,988	7,762,062
Hosiden Corp.	28,500	385,399
Ibiden Company, Ltd.	30,600	1,127,976
Inpex Holdings, Inc.	132	1,119,353
Iseki & Company, Ltd. * (a)	190,000	759,425
Itochu Corp.	178,000	1,167,535
JFE Holdings, Inc.	74,900	2,545,499
Kajima Corp.	222,000	565,570
Kakaku.com, Inc.	229	840,232
Kansai Electric Power Company, Ltd.	44,900	1,084,983
Kao Corp.	129,950	3,203,531
Kawasaki Kisen Kaisha, Ltd.	252,000	929,095

The accompanying notes are an integral part of the financial statements.
184

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
KDDI Corp.	84	$472,502
Kenedix, Inc. (a)	253	98,625
Kobe Steel Company, Ltd.	156,000	271,035
Komatsu, Ltd.	39,800	739,059
Konami Corp.	36,877	747,279
Kyocera Corp.	10,300	946,994
Kyushu Electric Power Company, Inc.	53,020	1,199,806
Lawson, Inc.	22,300	1,036,519
LeoPalace21 Corp.	61,400	489,700
Marubeni Corp.	272,176	1,363,821
Marui Company, Ltd.	90	642
Matsui Securities Company, Ltd. (a)	102,500	829,474
Mazda Motor Corp.	440,512	978,562
Mitsubishi Chemical Holdings Corp., ADR	237,500	978,819
Mitsubishi Corp.	89,905	1,805,606
Mitsubishi Electric Corp.	77,000	578,352
Mitsubishi Motors Corp. * (a)	226,000	370,327
Mitsubishi UFJ Financial Group, Inc.	519,200	2,777,343
Mitsubishi UFJ Lease & Finance
Company, Ltd.	30,400	910,771
Mitsui Mining & Smelting Company, Ltd.	418,000	1,066,713
Mitsui O.S.K. Lines, Ltd.	201,000	1,183,498
Mizuho Financial Group, Inc.	1,359,900	2,688,032
Murata Manufacturing Company, Ltd.	24,000	1,131,320
NEC Corp. (a)	111,000	345,592
Net One Systems Company, Ltd.	242	362,274
NGK INSULATORS, Ltd.	36,000	828,769
NICHIREI Corp.	70,000	276,306
Nidec Corp.	5,600	454,064
Nintendo Company, Ltd.	3,700	946,081
Nippon Electric Glass Company, Ltd.	83,000	751,215
Nippon Mining Holdings, Inc.	503,500	2,453,109
Nippon Oil Corp.	563,000	3,137,479
Nippon Paper Group, Inc.	31,800	916,267
Nippon Telegraph & Telephone Corp.	83,900	3,872,963
Nippon Yakin Kogyo Company, Ltd.	114,500	564,691
Nippon Yusen Kabushiki Kaisha	411,000	1,582,244
Nissan Motor Company, Ltd. *	1,042,000	6,997,963
Nissha Printing Company, Ltd.	15,800	804,159
Nisshin Seifun Group, Inc.	23,000	320,063
Nisshinbo Industries, Inc.	75,000	791,671
Nitori Company, Ltd.	14,900	1,266,877
Nitto Denko Corp.	39,100	1,189,240
Nomura Holdings, Inc.	160,700	981,757
Nomura Research Institute, Ltd. (a)	37,200	884,312
NTT DoCoMo, Inc.	2,662	4,241,922
Obayashi Corp.	164,000	715,499
Odakyu Electric Railway Company, Ltd.	96,000	864,250
Oji Paper Company, Ltd.	142,000	639,244
Ono Pharmaceutical Company, Ltd.	10,600	549,600
Oriental Land Company, Ltd.	15,800	1,111,574
ORIX Corp.	47,590	2,893,516
Osaka Gas Company, Ltd.	732,880	2,570,244
Pacific Metals Company, Ltd.	184,000	1,378,197
Point, Inc.	13,640	900,833
Rakuten, Inc.	1,296	861,511

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Rengo Company, Ltd.	41,000	$251,028
Resona Holdings, Inc.	184,900	2,376,029
Ricoh Company, Ltd.	113,000	1,629,567
Rohm Company, Ltd.	13,800	959,873
Ryohin Keikaku Company, Ltd.	23,100	1,193,918
SANKYO Company, Ltd.	33,700	2,103,844
SEGA SAMMY HOLDINGS, Inc.	146,300	1,904,021
Seven & I Holdings Company, Ltd.	232,000	5,530,065
Sharp Corp. (a)	130,000	1,433,901
Shimamura Company, Ltd.	7,900	776,618
Shin-Etsu Chemical Company, Ltd.	24,300	1,485,269
Showa Shell Sekiyu K.K.	161,200	1,755,287
Softbank Corp.	50,100	1,093,790
Sojitz Holdings Corp.	792,500	1,493,686
Sumco Corp.	87,500	1,974,047
Sumitomo Corp.	158,600	1,620,335
Sumitomo Electric Industries, Ltd.	157,000	2,036,625
Sumitomo Metal Industries, Ltd.	473,000	1,153,786
Sumitomo Metal Mining Company, Ltd.	122,000	1,986,530
Sumitomo Trust & Banking Company, Ltd.	351,268	1,846,754
Suzuki Motor Corp.	49,900	1,159,325
Taisei Corp.	400,000	788,165
Taisho Pharmaceuticals Company, Ltd.	31,210	630,759
Taiyo Yuden Company, Ltd.	66,000	771,725
Takeda Pharmaceutical Company, Ltd.	91,311	3,803,675
Takefuji Corp. (a)	62,930	219,806
TDK Corp.	9,100	521,619
The Bank of Yokohama, Ltd.	68,000	330,808
The Tokyo Electric Power Company, Ltd.	97,600	2,559,697
Tohoku Electric Power Company, Inc.	46,700	1,039,266
Tokyo Electron, Ltd.	19,600	1,238,889
Tokyo Gas Company, Ltd.	489,603	2,031,446
Tokyo Steel Manufacturing Company, Ltd.	101,900	1,240,491
Tokyo Tatemono Company, Ltd.	137,000	663,329
TonenGeneral Sekiyu K.K.	92,867	904,386
Toshiba Corp.	226,000	1,175,498
Tosoh Corp.	293,000	736,925
Toyo Engineering Corp.	130,000	439,472
Toyo Suisan Kaisha, Ltd.	38,000	1,029,641
Toyota Motor Corp.	60,100	2,365,292
Toyota Tsusho Corp.	61,500	921,879
UNI Charm Corp.	8,200	777,637
UNY Company, Ltd.	122,500	912,079
USS Company, Ltd.	12,690	751,146
Yahoo Japan Corp.	2,125	717,899
Yamada Denki Company, Ltd.	8,450	573,102
Yamaha Motor Company, Ltd.	39,000	476,662
Yamazaki Baking Company, Ltd.	35,000	472,401

		191,847,427
Luxembourg - 0.36%
ArcelorMittal	56,027	2,090,954
SES, ADR	30,452	691,187

		2,782,141
Netherlands - 2.29%
Aegon NV *	331,016	2,820,073

The accompanying notes are an integral part of the financial statements.
185

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
Heineken NV	49,768	$2,296,090
ING Groep NV *	454,218	8,116,104
Koninklijke Ahold NV	126,458	1,521,629
Koninklijke DSM NV	25,402	1,060,651
Reed Elsevier NV	65,614	741,055
Unilever NV	37,850	1,092,619

		17,648,221
New Zealand - 0.40%
Fletcher Building, Ltd.	245,647	1,477,280
Telecom Corp. of New Zealand, Ltd.	823,514	1,582,056

		3,059,336
Norway - 0.16%
Den Norske Bank ASA *	105,700	1,226,832

Portugal - 0.14%
Portugal Telecom, SGPS, SA	101,033	1,071,410

Singapore - 1.44%
Capitacommercial *	330,000	242,067
Golden Agri-Resources, Ltd. *	2,046,000	618,908
Neptune Orient Lines, Ltd.	818,146	1,026,777
Oversea-Chinese Banking Corp., Ltd.	192,000	1,063,253
SembCorp Marine, Ltd.	682,426	1,527,083
Singapore Exchange, Ltd.	250,000	1,485,214
Singapore Press Holdings, Ltd.	604,000	1,646,073
Singapore Telecommunications, Ltd.	1,099,210	2,523,712
Venture Corp., Ltd.	37,000	235,144
Wilmar International, Ltd.	174,000	775,647

		11,143,878
Spain - 3.65%
ACS Actividades SA	8,326	434,529
Banco Bilbao Vizcaya Argentaria SA	225,218	4,008,001
Banco Popular Espanol SA	130,490	1,308,932
Banco Santander Central Hispano SA	618,557	9,993,274
Gas Natural SDG SA	28,150	622,558
Iberdrola SA	77,511	761,804
Industria de Diseno Textil SA	34,964	2,008,057
Repsol YPF SA	124,849	3,401,563
Telefonica SA	204,991	5,658,226

		28,196,944
Sweden - 3.00%
Assa Abloy AB, Series B	25,141	408,064
Atlas Copco AB, Series A, ADR	35,613	459,965
Boliden AB	253,500	2,731,488
Electrolux AB, Series B *	67,020	1,537,361
Ericsson (LM), Series B	286,209	2,871,332
Hennes & Mauritz AB, B shares	116,874	6,567,726
Nordea Bank AB	208,734	2,103,231
Skandinaviska Enskilda Banken AB, Series A *	158,442	1,069,181
SKF AB, B Shares	68,386	1,075,543
Svenska Cellulosa AB, B Shares	54,774	743,779
Svenska Handelsbanken AB, Series A	70,918	1,812,542
Swedbank AB, Class A (a)	129,316	1,234,647
Swedish Match AB	26,387	531,253

		23,146,112

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland - 7.01%
Compagnie Financiere Richemont SA	50,490	$1,429,646
Credit Suisse Group AG	103,804	5,777,757
Nestle SA	200,016	8,532,635
Novartis AG	397,789	19,969,201
Roche Holdings AG - Genusschein	61,320	9,926,305
Swatch Group AG, BR shares	6,938	1,637,655
Swisscom AG	2,369	848,536
Syngenta AG	1,231	282,613
Synthes AG	24,321	2,933,535
UBS AG - Swiss Exchange *	151,735	2,781,053

		54,118,936
United Kingdom - 21.48%
3i Group PLC	234,029	1,080,457
Amlin PLC	103,575	634,802
Anglo American PLC *	37,212	1,184,574
Antofagasta PLC	104,828	1,271,268
Associated British Foods PLC	49,094	664,943
AstraZeneca Group PLC	361,445	16,205,975
Autonomy Corp. PLC *	75,079	1,959,045
BAE Systems PLC	75,963	423,930
Barclays PLC *	2,352,361	13,902,458
BG Group PLC	238,220	4,145,829
BHP Billiton PLC	31,694	871,014
BP PLC	303,079	2,684,365
British American Tobacco PLC	148,501	4,667,106
BT Group PLC	677,174	1,408,617
Burberry Group PLC	118,396	953,502
Cable & Wireless PLC	343,025	787,258
Cadbury PLC	142,713	1,831,458
Capita Group PLC	145,391	1,679,412
Centrica PLC	276,262	1,111,549
Cobham PLC	426,122	1,491,485
Diageo PLC	212,188	3,259,518
Dixons Group PLC *	1,511,184	647,059
Drax Group PLC	136,010	1,024,874
Eurasian Natural Resources Corp.	26,424	369,850
FirstGroup PLC	65,913	436,528
GlaxoSmithKline PLC	1,398,662	27,522,975
Home Retail Group PLC	479,939	2,089,551
HSBC Holdings PLC	250,250	2,864,806
Imperial Tobacco Group PLC	25,104	725,369
J Sainsbury PLC	73,467	382,929
Kazakhmys PLC	70,997	1,223,040
Kingfisher PLC	425,378	1,448,185
Ladbrokes PLC	234,518	703,309
Lloyds TSB Group PLC *	2,135,346	3,545,892
London Stock Exchange Group PLC	51,512	705,825
Marks & Spencer Group PLC	315,848	1,830,484
Next Group PLC	69,107	1,985,834
Old Mutual PLC	247,101	395,622
Pearson PLC	109,464	1,348,788
Petrofac, Ltd.	17,662	279,290
Reckitt Benckiser PLC	93,517	4,570,313
Reed Elsevier PLC	203,693	1,525,518
Royal Bank of Scotland Group PLC *	998,157	845,866
Royal Dutch Shell PLC, A Shares	282,516	8,048,591

The accompanying notes are an integral part of the financial statements.
186

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Royal Dutch Shell PLC, B Shares	223,154	$6,199,713
SABMiller PLC	20,524	495,408
Scottish & Southern Energy PLC	79,428	1,489,269
Smith & Nephew PLC	169,030	1,514,109
Standard Chartered PLC	179,507	4,425,993
Taylor Woodrow PLC *	1,536,568	1,037,382
Tesco PLC	211,218	1,351,523
The Sage Group PLC	279,258	1,042,341
Travis Perkins PLC	105,944	1,414,071
Tullow Oil PLC	95,907	1,732,539
Unilever PLC	45,572	1,301,759
United Utilities Group PLC	96,224	702,598
Vedanta Resources PLC	34,962	1,065,963
Vodafone Group PLC	3,744,580	8,404,415
William Hill PLC	214,946	606,170
Wolseley PLC *	82,752	1,997,519
WPP PLC, SADR	50,651	435,370
Xstrata PLC *	263,883	3,886,242

		165,841,447

TOTAL COMMON STOCKS (Cost $808,389,817)		$748,077,575

PREFERRED STOCKS - 0.09%

Germany - 0.09%
Henkel AG & Company KGaA (h)	15,477	667,622

TOTAL PREFERRED STOCKS (Cost $438,952)		$667,622

RIGHTS - 0.07%

Belgium - 0.00%
Fortis Group SA (Expiration Date 07/04/2014) *	278,683	0

France - 0.04%
BNP Paribas SA (Expiration Date 10/13/2009,
Strike Price: EUR 40.00) *	132,209	286,333

Sweden - 0.03%
Swedbank AB (Expiration Date 10/06/2009,
Strike Price: SEK 39.00) * (a)	129,316	255,057

TOTAL RIGHTS (Cost $204,399)		$541,390

SECURITIES LENDING COLLATERAL - 1.73%

United States - 1.73%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	1,332,884	13,342,166

TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,342,072)		$13,342,166

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.12%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$8,682,002 on 10/01/2009,
collateralized by $8,950,000
Federal National Mortgage
Association, 5.00% due
05/20/2024 (valued at $8,860,500,
including interest)	$8,682,000	$8,682,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,682,000)		$8,682,000

Total Investments (International Core Trust)
(Cost $831,057,240) - 99.91%		$771,310,753
Other assets and liabilities, net - 0.09%		712,157

TOTAL NET ASSETS - 100.00%		$772,022,910

The portfolio had the following five top industry concentrations as of September 30, 2009 (as a percentage of total net assets):

Banking	14.33%
Pharmaceuticals	9.16%
Drugs & Health Care	5.25%
International Oil	4.87%
Telecommunications Equipment & Services	4.77%

International Equity Index Trust A
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.52%

Australia - 5.54%
AGL Energy, Ltd.	6,581	$79,315
Alumina, Ltd. *	34,317	54,558
Amcor, Ltd.	21,416	103,414
AMP, Ltd.	33,783	193,429
Aristocrat Leisure, Ltd.	8,175	37,654
Arrow Energy NL *	8,949	33,646
Asciano Group *	22,974	33,317
Australia and New Zealand
Banking Group, Ltd.	38,243	819,809
Australian Stock Exchange, Ltd.	2,526	78,179
Axa Asia Pacific Holdings, Ltd.	18,500	70,942
Bendigo and Adelaide Bank, Ltd.	6,402	52,930
BHP Billiton, Ltd.	54,640	1,805,605
Billabong International, Ltd.	4,117	43,374
Bluescope Steel, Ltd.	31,806	81,472
Boral, Ltd. (a)	7,385	39,507
Brambles, Ltd.	20,528	145,640
Caltex Australia, Ltd. *	2,853	30,367
Centro Properties Group, Ltd. *	16,982	4,754
Centro Retail Group	26,756	4,317
CFS Gandel Retail Trust	24,582	43,441
Coca-Cola Amatil, Ltd.	7,786	67,287
Cochlear, Ltd.	707	41,594
Commonwealth Bank of Australia, Ltd.	24,038	1,092,995

The accompanying notes are an integral part of the financial statements.
187

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Computershare, Ltd.	6,290	$61,727
Crown, Ltd.	6,398	50,197
CSL, Ltd.	10,101	297,340
CSR, Ltd.	25,344	41,843
Dexus Property Group, REIT	68,473	50,863
Energy Resources of Australia, Ltd.	1,060	23,456
Fortescue Metals Group, Ltd. *	18,281	61,258
Foster's Group, Ltd.	28,878	140,989
General Property Trust, Ltd.	130,653	78,639
Goodman Fielder, Ltd.	15,021	22,134
Harvey Norman Holding, Ltd.	6,271	23,683
Incitec Pivot, Ltd.	21,579	53,648
James Hardie Industries, Ltd. *	4,716	32,502
John Fairfax Holdings, Ltd.	27,981	42,397
Leighton Holdings, Ltd.	2,698	85,779
Lend Lease Corp.	5,682	52,898
Lion Nathan, Ltd.	3,876	39,149
Macquarie Airports, Ltd.	6,570	16,393
Macquarie Group, Ltd.	4,646	239,294
Macquarie Infrastructure Group	44,451	57,646
Metcash, Ltd.	9,326	36,988
Mirvac Group, Ltd.	33,479	49,405
National Australia Bank, Ltd.	35,809	967,901
Newcrest Mining, Ltd.	7,365	207,063
NRMA Insurance Group, Ltd.	29,844	99,230
Nufarm, Ltd.	3,539	35,394
OneSteel, Ltd.	19,076	50,670
Orica, Ltd.	5,275	109,010
Origin Energy, Ltd.	14,051	201,358
Oxiana, Ltd. *	57,819	57,743
Paladin Resources, Ltd. * (a)	8,894	35,027
Perpetual Trust of Australia, Ltd.	379	12,993
Qantas Airways, Ltd.	17,353	43,689
QBE Insurance Group, Ltd. (a)	17,000	359,593
Rio Tinto, Ltd.	7,263	377,818
Santos, Ltd.	12,498	166,686
Sims Group, Ltd.	1,966	39,265
Sonic Healthcare, Ltd.	6,566	81,936
SP Ausnet	22,181	17,266
Stockland Company, Ltd.	33,336	119,436
Suncorp-Metway, Ltd.	19,391	151,188
TABCORP Holdings, Ltd.	11,017	69,377
Tattersall's, Ltd.	22,671	50,701
Telstra Corp., Ltd.	67,326	193,935
Toll Holdings, Ltd.	8,992	67,320
Transurban Group, Ltd. *	18,908	68,234
Virgin Blue Holdings, Ltd. *	10,956	4,132
Wesfarmers, Ltd.	2,103	49,357
Wesfarmers, Ltd.	17,234	401,310
Westfield Group	34,832	424,129
Westpac Banking Corp., Ltd.	56,279	1,296,622
Woodside Petroleum, Ltd.	8,154	373,199
Woolworths, Ltd.	20,197	520,387
WorleyParsons, Ltd.	2,956	77,340

		13,245,083

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Austria - 0.23%
Erste Bank der Oesterreichischen
Sparkassen AG	2,514	$112,490
OMV AG	2,190	88,300
Raiffeisen International Bank Holding AG	1,623	105,947
Telekom Austria AG	7,482	135,023
Voestalpine AG	3,300	118,183

		559,943
Belgium - 0.81%
Anheuser-Busch InBev NV	11,297	516,563
Anheuser-Busch InBev NV *	6,160	27
Belgacom SA	2,200	85,723
Colruyt SA	206	48,431
Compagnie Nationale A Portefeuille, ADR	708	38,523
Delhaize Group	1,944	134,944
Dexia SA *	15,513	143,132
Fortis Group SA *	45,826	215,133
Fortis *	16,796	49
Groupe Bruxelles Lambert SA	1,576	145,679
KBC Ancora, ADR *	4,006	114,919
KBC Bancassurance Holding NV *	4,001	201,440
Mobistar SA	683	47,308
Solvay SA	927	96,278
UCB SA	2,206	93,561
Umicore	1,529	45,858

		1,927,568
Bermuda - 0.10%
China Yurun Food Group, Ltd	32,000	68,881
Chinese Estates Holdings, Ltd.	16,000	27,710
SeaDrill, Ltd., GDR * (a)	7,423	154,795

		251,386
Brazil - 1.49%
All America Latina Logistica SA	10,200	78,648
Aracruz Celulose SA, SADR *	316	7,034
B2W Companhia Global Do Varejo	627	17,625
Banco Bradesco SA, ADR	100	1,989
Banco do Brasil SA	5,300	93,429
BM&F BOVESPA SA	20,869	153,843
Brasil Telecom Participacoes SA, ADR *	326	17,376
Braskem SA, SADR *	862	10,853
Centrais Eletricas Brasileiras SA, ADR, Class
B *	778	10,852
Centrais Eletricas Brasileiras SA, ADR *	1,295	20,025
Centrais Eletricas Brasileiras SA *	3,600	56,085
Cia de Concessoes Rodoviarias, ADR	3,000	51,326
Cia de Saneamento Basico do Estado de Sao
Paulo *	1,286	24,753
Cia Energetica de Minas Gerais, ADR (a)	2,687	40,842
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR	171	9,627
Companhia Brasileira de Meios de Pagamento	9,668	95,938
Companhia Siderurgica Nacional SA, SADR	100	3,060
Companhia Siderurgica Nacional SA	6,800	208,729
Companhia Vale do Rio Doce	22,500	523,129
Cosan SA Industria e Comercio *	1,095	12,090
CPFL Energia SA	2,200	39,664

The accompanying notes are an integral part of the financial statements.
188

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
Cyrela Brazil Realty SA	3,000	$39,032
EDP - Energias do Brasil SA	1,600	26,372
Empresa Brasileira de Aeronautica SA, ADR *	397	9,107
Empresa Brasileira de Aeronautica SA *	6,500	37,607
Gerdau SA, SADR	100	1,344
Gerdau SA	2,419	25,329
Global Village Telecom Holding SA *	1,826	41,795
Itau Unibanco Holding SA	1,052	21,198
JBS SA	11,514	59,923
LLX Logistica SA *	4,824	17,645
MRV Engenharia e Participacoes SA	2,485	47,691
Natura Cosmeticos SA	3,300	59,514
OGX Petroleo e Gas Participacoes SA	200	152,968
Perdigao SA *	4,428	117,973
Petroleo Brasileiro SA	37,400	862,379
Porto Seguro SA *	765	7,773
Redecard SA	4,821	74,155
Souza Cruz SA	2,000	70,230
Tele Norte Leste Participacoes SA, ADR	1,336	25,103
Tele Norte Leste Participacoes SA	3,000	67,735
Tractebel Energia SA	2,800	33,001
Ultrapar Participacoes SA	1,900	76,586
Usinas Siderurgicas de Minas Gerais
SA, SADR	1,323	34,798
Usinas Siderurgicas de Minas Gerais SA	3,000	76,727
Vale SA	903	20,886
Votorantim Celulose e Papel SA, SADR *	424	6,958
Votorantim Celulose e Papel SA *	2,275	37,330
Weg SA	2,800	26,679

		3,554,755
Bulgaria - 0.00%
BGP Holdings PLC *	130,653	0

Canada - 7.05%
Agnico-Eagle Mines, Ltd.	2,687	181,727
Agrium, Inc.	2,639	131,919
Alimentation Couche Tard, Inc.	3,100	54,289
ARC Energy Trust	2,700	50,941
Astral Media, Inc.	2,200	68,015
Bank of Montreal	8,791	444,784
Bank of Nova Scotia	16,252	741,825
Barrick Gold Corp.	14,210	538,059
BCE, Inc.	3,938	97,066
Biovail Corp.	5,150	79,464
Bombardier, Inc.	23,562	109,376
Brookfield Asset Management, Inc.	8,348	190,016
Brookfield Properties Corp.	4,190	47,510
CAE, Inc.	3,384	28,604
Cameco Corp.	6,734	186,865
Canadian Imperial Bank of Commerce	6,770	412,846
Canadian National Railway Company	8,302	408,877
Canadian Natural Resources, Ltd.	8,808	594,796
Canadian Oil Sands Trust	3,400	97,651
Canadian Pacific Railway, Ltd.	2,826	132,240
Canadian Tire Corp., Ltd.	1,446	78,010
Canadian Utilities, Ltd.	1,300	46,007
Canfor Corp. *	100	568

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
CGI Group, Inc. *	3,524	$41,275
CI Financial Corp.	2,467	47,444
Crescent Point Energy Corp.	2,700	91,290
Eldorado Gold Corp. *	10,400	118,119
Empire Company, Ltd.	300	12,248
Enbridge, Inc.	6,224	241,658
EnCana Corp.	12,336	714,362
Enerplus Resources Fund	2,300	52,632
Ensign Energy Services, Inc.	1,600	24,269
Fairfax Financial Holdings, Ltd.	241	89,528
Finning International, Inc.	3,662	54,726
First Quantum Minerals, Ltd.	1,200	78,457
Fortis, Inc.	3,000	69,995
Franco-Nevada Corp.	3,000	78,709
George Weston, Ltd.	1,064	55,394
Gerdau Ameristeel Corp.	6,700	53,442
Gildan Activewear, Inc. *	2,800	55,338
Goldcorp, Inc.	11,828	474,821
Great-West Lifeco, Inc.	4,124	102,306
Groupe Aeroplan, Inc.	2,535	23,440
Husky Energy, Inc.	4,348	122,401
IAMGOLD Corp.	9,600	135,663
IGM Financial, Inc.	1,904	75,509
Imperial Oil, Ltd.	5,227	198,945
Industrial Alliance Insurance and Financial
Services, Inc.	1,000	27,376
Inmet Mining Corp.	1,500	84,005
Intact Financial Corp.	1,800	56,960
Ivanhoe Mines, Ltd. *	5,500	70,686
Jazz Air Income Fund *	350	1,200
Kinross Gold Corp.	12,081	263,251
Loblaw Companies, Ltd.	1,763	52,035
Magna International, Inc.	1,557	66,358
Manitoba Telecom Services, Inc.	100	3,112
Manulife Financial Corp. (c)	26,076	547,994
MDS, Inc. *	1,000	8,191
Metro, Inc.	1,800	58,826
National Bank of Canada	2,732	151,929
Nexen, Inc.	8,136	184,963
Niko Resources, Ltd.	700	54,756
Onex Corp.	3,568	87,446
Open Text Corp. *	1,300	48,702
Pan American Silver Corp. *	2,000	45,916
Penn West Energy Trust	5,897	93,524
Potash Corp. of Saskatchewan, Inc.	4,789	434,416
Power Corp. of Canada	5,883	160,888
Power Financial Corp. (a)	4,278	123,267
Precision Drilling Trust, ADR	5,000	33,438
Progress Energy Resources Corp.	1,900	24,525
Provident Energy Trust	3,000	17,373
QLT, Inc. *	300	1,107
Research In Motion, Ltd. *	8,400	567,872
RioCan Real Estate Investment Trust	2,400	40,349
Ritchie Bros. Auctioneers, Inc.	1,300	32,177
Rogers Communications, Inc., Class B	8,758	247,284
Royal Bank of Canada	22,924	1,232,220

The accompanying notes are an integral part of the financial statements.
189

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Saputo, Inc.	2,300	$53,985
Shaw Communications, Inc.	5,098	92,280
Sherritt International Corp.	6,500	46,504
Shoppers Drug Mart Corp.	3,544	145,447
Silver Wheaton Corp. *	6,100	77,429
Sino-Forest Corp. *	4,600	72,653
SNC-Lavalin Group, Inc.	2,587	116,828
Sun Life Financial, Inc.	9,848	308,598
Suncor Energy, Inc.	26,214	915,709
Talisman Energy, Inc.	17,874	311,019
Teck Cominco, Ltd. *	8,147	224,477
Telus Corp.	2,005	64,683
Telus Corp.	1,956	60,855
Thomson Corp.	5,466	183,281
TMX Group, Inc.	1,376	46,152
Toronto Dominion Bank Ontario	13,900	899,057
TransAlta Corp.	3,579	73,007
Trans-Canada Corp.	11,850	369,341
Trican Well Service, Ltd.	1,200	15,579
Vermilion Energy Trust	800	22,102
Viterra, Inc. *	5,800	57,856
Yamana Gold, Inc.	10,906	117,347
Yellow Pages Income Fund	2,800	14,122

		16,843,883
Cayman Islands - 0.04%
China Dongxiang Group Company	77,000	50,955
China High Speed Transmission Equipment
Group Company, Ltd.	17,000	34,593
Hopewell Highway Infrastructure, Ltd.	1,163	710

		86,258
Chile - 0.33%
Banco Santander Chile SA, ADR	1,872	107,715
Banco Santander SA	3,830	62,011
Cia Cervecerias Unidas SA, ADR	1,245	42,754
Embotelladora Andina SA, ADR, Series A	959	14,432
Embotelladora Andina SA, ADR, Series B	2,273	40,823
Empresa Nacional de Electricidad SA, ADR	3,094	145,016
Enersis SA, SADR	7,895	145,663
Lan Airlines SA, SADR	4,785	63,066
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	2,625	102,716
Vina Concha Y Toro SA, ADR	1,297	54,020

		778,216
China - 2.18%
Air China, Ltd., Class H *	42,000	24,324
Aluminum Corp. of China, Ltd. *	70,000	76,284
Angang New Steel Company, Ltd., Class H	23,960	44,806
Bank of China, Ltd.	926,343	484,587
Bank of Communications Company, Ltd.,
Class H	99,700	120,577
Beijing Capital International Airport Company,
Ltd., Class H *	60,000	37,032
Beijing Datang Power Generation
Company, Ltd., Class H	38,000	19,734
BYD Company, Ltd., Class H *	12,900	105,227

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
Chaoda Modern Agriculture Holdings, Ltd.	50,120	$30,271
China BlueChemical, Ltd.	30,000	16,151
China CITIC Bank	79,000	52,059
China Coal Energy Company, Series H	61,000	79,639
China Communications
Construction Company, Ltd.	69,535	74,707
China Communications Services Corp., Ltd.,
Class H	36,000	19,562
China Construction Bank Corp.	743,800	591,874
China COSCO Holdings Company, Ltd.	37,835	44,853
China International Marine Containers
Company, Ltd.	5,200	5,310
China Life Insurance Company, Ltd.	121,000	529,110
China Merchants Bank Company, Ltd.	59,500	131,507
China National Building Material Company,
Ltd.	22,000	51,175
China Oilfield Services, Ltd., Series H	32,000	29,821
China Petroleum & Chemical Corp., Class H	280,000	238,745
China Railway Construction Corp. - Hong
Kong Exchange	51,000	67,417
China Railway Group, Ltd. *	69,000	58,915
China Shenhua Energy Company, Ltd.	56,500	242,905
China Shipping Container Lines Company, Ltd. *	72,650	26,198
China Shipping Development Company, Ltd.,
Class H	16,000	19,896
China Telecom Corp., Ltd.	236,000	111,924
China Vanke Company, Ltd.	23,800	29,852
China Zhongwang Holdings, Ltd. *	32,400	31,555
Country Garden Holdings Company, Ltd.	80,085	28,762
Dongfeng Motor Group Company, Ltd.	42,000	43,957
Foxconn International Holdings, Ltd. *	44,000	29,170
Guangdong Investment, Ltd.	52,000	25,460
Guangshen Railway Company, Ltd., Class H	38,000	15,351
Guangzhou R&F Properties Company, Ltd.,
Class H	24,800	43,411
Huaneng Power International, Inc., Class H	60,000	39,294
Industrial & Commercial Bank of China, Ltd.	673,600	503,955
Inner Mongolia Yitai Coal Company	6,200	34,342
Jiangsu Expressway, Ltd.	12,000	9,802
Jiangxi Copper Company, Ltd., Class H	30,000	66,491
Lenovo Group, Ltd.	62,000	27,440
Maanshan Iron & Steel Company, Ltd. *	78,000	46,476
PetroChina Company, Ltd., Class H	344,000	391,859
PICC Property & Casualty Company, Ltd.,
Class H *	28,000	19,200
Shanghai Electric Group Company, Ltd.	90,000	43,101
Shanghai Lujiazui Finance & Trade Zone
Development Company, Ltd.	4,200	7,385
Shanghai Zhenhua Port Machinery Company	7,240	5,689
Shui On Land, Ltd.	69,400	39,581
Sinopec Shanghai Petrochemical
Company, Ltd., Class H *	52,000	21,749
Tingyi Cayman Islands Holding Corp.	26,000	53,702
Tsingtao Brewery Company, Ltd., Series H	14,000	53,018
Want Want China Holdings, Ltd.	61,000	35,773
Weichai Power Company, Ltd.	5,000	26,119
Yantai Changyu Pioneer Wine Company	3,400	21,775
Yanzhou Coal Mining Company, Ltd., Class H	30,000	42,859

The accompanying notes are an integral part of the financial statements.
190

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
Zhejiang Expressway Company, Ltd., Class H	62,000	$54,076
Zijin Mining Group, Ltd.	63,902	62,183
ZTE Corp., Class H	5,056	26,525

		5,214,522
Colombia - 0.18%
BanColombia SA, ADR	10,031	430,631

Czech Republic - 0.12%
CEZ AS	3,058	163,035
Komercni Banka AS	191	38,120
Telefonica Czech Republic AS	3,005	74,415

		275,570
Denmark - 0.69%
A P Moller Maersk AS, Series A	14	94,159
A P Moller Maersk AS	17	117,653
Carlsberg AS, B Shares	2,052	149,387
Coloplast AS	542	45,505
Danske Bank AS *	8,698	228,363
DSV AS, ADR *	3,980	71,362
H. Lundbeck AS	1,000	20,832
Novo Nordisk AS	6,990	439,036
Novozymes AS, B Shares	1,114	105,075
Topdanmark AS *	303	45,834
TrygVesta AS	259	19,845
Vestas Wind Systems AS *	3,844	279,237
William Demant Holdings AS *	582	43,360

		1,659,648
Egypt - 0.13%
Commercial International Bank	6,377	67,165
Egypt Kuwait Holding Company	10,330	25,016
Egyptian Company for Mobile Services	336	13,486
Egyptian Financial Group-Hermes Holding	3,297	17,802
EL Ezz Aldekhela Steel Alexandria	52	8,127
EL EZZ Steel Company	7,169	19,870
ElSwedy Cables Holding Company	1,339	18,973
Orascom Construction Industries	1,338	56,421
Orascom Telecom Holding SAE	6,091	38,490
Sidi Kerir Petrochemicals Company	6,580	14,144
Talaat Moustafa Group *	15,104	17,541
Telecom Egypt	3,596	11,717

		308,752
Finland - 0.93%
Elisa Oyj, Class A	1,707	35,055
Fortum Corp. Oyj	8,454	217,035
Kesko Oyj	569	19,107
Kone Corp. Oyj	3,476	127,951
Metso Oyj	4,427	124,928
Neste Oil Oyj (a)	798	14,760
Nokia AB Oyj	59,994	882,311
Nokian Renkaat Oyj (a)	4,000	93,370
Orion Oyj, Series B	3,693	68,302
Outokumpu Oyj	4,187	78,673
Pohjola Bank PLC	1,284	14,670
Rautaruukki Oyj	3,081	73,871
Sampo Oyj, Class A	5,781	145,667

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Finland (continued)
Sanoma WSOY Oyj (a)	700	$15,475
Stora Enso Oyj, Series R *	13,947	97,419
UPM-Kymmene Oyj	9,899	118,651
Wartsila Oyj Corp. (a)	2,569	103,149

		2,230,394
France - 6.89%
Accor SA	2,270	126,449
Aeroports de Paris	392	35,309
Air France KLM *	2,181	39,739
Air Liquide	4,090	465,107
Alcatel-Lucent *	33,837	151,615
Alstom SA	3,080	225,245
Atos Origin SA *	897	45,347
AXA Group SA	25,728	696,166
BioMerieux SA	136	14,957
BNP Paribas SA	13,654	1,092,079
Bouygues SA	3,361	171,295
Bureau Veritas SA	619	34,938
Cap Gemini SA	2,507	131,467
Carrefour SA	10,450	474,429
Casino Guichard-Perrachon SA	765	60,912
Christian Dior SA	1,103	109,095
Cie Generale de Geophysique-Veritas *	1,842	43,111
CNP Assurances SA	673	68,593
Compagnie de Saint-Gobain SA	5,891	306,400
Compagnie Generale des Etablissements
Michelin, Class B	2,266	178,291
Credit Agricole SA	13,645	285,366
Dassault Systemes SA	798	44,554
Eiffage SA	533	33,976
Electricite de France	3,725	221,390
Eramet	83	28,767
Essilor International SA	3,051	173,931
Eurazeo	388	25,407
European Aeronautic Defence &
Space Company	6,063	136,238
Eutelsat Communications *	1,283	39,072
Fonciere Des Regions	455	53,010
France Telecom SA	29,966	801,548
GDF Suez	19,747	882,884
GDF Suez *	1,260	2
Gecina SA	200	23,886
Groupe DANONE	9,059	548,035
Hermes International SA	788	116,370
ICADE	399	42,753
Iliad SA	328	37,015
Imerys SA	374	21,502
Ipsen SA	236	12,956
JC Decaux SA *	603	13,075
Klepierre SA	1,721	68,279
Lafarge SA	3,192	285,357
Lagardere SCA	1,664	77,644
Legrand SA, ADR	1,341	37,357
L'Oreal SA	3,717	371,543
LVMH Moet Hennessy SA	3,814	384,102
M6-Metropole Television	612	16,107

The accompanying notes are an integral part of the financial statements.
191

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Natixis *	10,410	$62,844
Neopost SA	378	33,937
PagesJaunes Groupe SA (a)	1,206	15,647
Pernod-Ricard SA	2,979	236,938
PPR SA	1,124	144,262
PSA Peugeot Citroen SA *	2,679	81,899
Publicis Groupe SA	1,628	65,404
Renault Regie Nationale SA *	2,846	133,111
Safran SA	2,595	48,628
Sanofi-Aventis SA	16,936	1,243,371
Schneider Electric SA	3,867	392,294
SCOR SE	2,160	59,065
Societe BIC SA	290	20,633
Societe Des Autoroutes Paris-Rhin-Rhone	463	35,304
Societe Generale	7,632	614,991
Societe Television Francaise 1	1,243	21,880
Sodexho Alliance	1,354	81,389
Suez Environnement SA	4,035	92,525
Suez SA Strip VVPR *	5	0
Technip SA	1,511	96,721
Thales SA	1,246	61,839
Total SA	34,742	2,068,244
Unibail-Rodamco SE, REIT	1,250	260,020
Valeo SA *	60	1,585
Vallourec SA	794	134,666
Veolia Environnement SA	5,784	222,187
Vinci SA	6,574	372,584
Vivendi SA	19,256	597,121

		16,451,759
Germany - 5.27%
Adidas-Salomon AG	3,304	174,908
Allianz SE	7,467	932,991
BASF SE	15,224	806,026
Bayer AG	12,605	873,018
Bayerische Motoren Werke (BMW) AG	5,292	255,455
Beiersdorf AG	1,584	93,085
Celesio AG	1,628	44,804
Commerzbank AG * (a)	12,288	155,927
Daimler AG	14,581	734,230
Deutsche Bank AG	9,171	704,092
Deutsche Boerse AG	3,261	266,516
Deutsche Lufthansa AG	4,195	74,478
Deutsche Post AG	14,184	265,756
Deutsche Postbank AG *	1,650	58,370
Deutsche Telekom AG	45,890	627,424
E.ON AG	31,250	1,326,972
Fraport AG, ADR	459	24,420
Fresenius AG	371	18,272
Fresenius Medical Care AG	3,272	162,995
Fresenius SE	1,448	84,838
GEA Group AG	2,970	61,970
Hamburger Hafen und Logistik AG	437	19,689
Hannover Rueckversicherung AG *	1,132	51,948
Henkel AG & Company KGaA	2,331	84,700
Hochtief AG	800	61,038
Infineon Technologies AG *	1,000	5,644

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
K&S AG	2,550	$139,161
Linde AG	2,408	261,409
MAN AG	1,631	134,632
Merck KGaA	1,128	112,186
Metro AG	1,735	98,150
Muenchener Rueckversicherungs-
Gesellschaft AG (MunichRe)	3,349	534,326
Puma AG	101	33,558
Qiagen AG *	3,578	75,957
RWE AG	6,911	642,685
Salzgitter AG	698	66,902
SAP AG	13,879	676,277
Siemens AG	13,535	1,254,633
Solarworld AG	1,637	39,778
Suedzucker AG	1,402	28,446
Thyssen Krupp AG	5,242	180,550
TUI AG *	2,987	30,841
United Internet AG *	1,822	27,522
Volkswagen AG (a)	1,457	239,282
Wacker Chemie AG	304	47,395

		12,593,256
Greece - 0.52%
Alpha Bank A.E. *	5,797	107,348
Bank of Cyprus PCL	15,369	117,811
Bank of Piraeus SA *	8,244	153,732
Coca-Cola Hellenic Bottling Company SA	2,960	78,869
EFG Eurobank Ergas SA *	4,486	71,089
Hellenic Petroleum SA	940	10,687
Hellenic Telecommunications Organization SA	3,950	65,541
Marfin Financial Group SA Holdings *	20,201	87,389
National Bank of Greece SA *	10,674	385,983
OPAP SA	4,410	114,039
Public Power Corp. SA *	1,780	39,777
Titan Cement Company SA	640	22,188

		1,254,453
Hong Kong - 3.07%
Agile Property Holdings, Ltd.	37,800	44,113
Alibaba.com, Ltd. *	27,900	64,358
Anhui Conch Cement Company, Ltd., Class H	6,000	39,679
ASM Pacific Technology, Ltd.	4,086	28,803
Bank of East Asia, Ltd.	20,965	75,149
Beijing Enterprises Holdings, Ltd.	8,000	41,935
Belle International Holdings, Ltd., GDR	78,882	80,055
BOC Hong Kong Holdings, Ltd.	55,000	120,250
Cathay Pacific Airways, Ltd. *	23,000	36,358
Cheung Kong Holdings, Ltd.	23,151	291,656
Cheung Kong Infrastructure Holdings, Ltd.	9,000	32,244
China Agri-Industries Holdings, Ltd.	26,000	24,273
China Everbright, Ltd.	14,000	31,608
China Insurance International Holdings
Company, Ltd. *	24,000	64,276
China Mengniu Dairy Company, Ltd. *	18,000	45,685
China Merchants Holdings International
Company, Ltd.	19,876	65,412
China Mobile, Ltd.	98,000	961,126
China Overseas Land & Investment, Ltd.	71,360	153,053

The accompanying notes are an integral part of the financial statements.
192

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
China Resource Power Holdings, Ltd.	26,200	$60,396
China Resources Enterprises, Ltd.	18,000	52,038
China Resources Land, Ltd.	36,000	78,231
China South Locomotive and Rolling Stock
Corp.	43,000	24,842
China Travel International Investment
Hong Kong, Ltd.	14,000	2,767
China Unicom, Ltd.	102,550	143,472
Citic 1616 Holdings, Ltd.	1,050	278
Citic Pacific, Ltd.	16,000	41,754
CLP Holdings, Ltd.	34,111	232,095
CNOOC, Ltd.	290,984	394,222
CNPC Hong Kong, Ltd.	40,000	31,532
Cosco Pacific, Ltd.	25,754	36,712
Denway Motors, Ltd.	122,000	54,272
Dongfang Electrical Machinery Company, Ltd.	4,000	19,944
Esprit Holdings, Ltd.	19,000	127,421
Fosun International	30,500	21,290
Franshion Properties China, Ltd.	74,000	20,826
Gome Electrical Appliances Holdings, Ltd. *	169,920	45,037
Hang Lung Group, Ltd.	11,000	54,595
Hang Lung Properties, Ltd.	31,000	113,642
Hang Seng Bank, Ltd.	12,900	184,620
Harbin Power Equipment Company, Ltd.	20,000	18,679
Henderson Land Development Company, Ltd.	16,000	102,385
Hengan International Group Company, Ltd.	12,000	72,546
Hong Kong & China Gas Company, Ltd.	68,000	171,599
Hong Kong Aircraft Engineering Company, Ltd.	1,600	19,073
Hong Kong Electric Holdings, Ltd.	24,000	131,662
Hong Kong Exchanges & Clearing, Ltd.	16,570	297,629
Hopewell Holdings, Ltd.	11,638	36,379
Huabao International Holdings, Ltd.	15,000	16,074
Hutchison Telecommunications Hong Kong
Holdings, Ltd.	2,277	381
Hutchison Telecommunications
International, Ltd. *	1,277	265
Hutchison Whampoa, Ltd.	35,423	253,745
Hysan Development Company, Ltd.	12,858	32,159
Kerry Properties, Ltd.	10,000	53,710
Kingboard Chemical Holdings, Ltd.	8,228	31,137
Li & Fung, Ltd.	32,829	133,903
Li Ning Company, Ltd.	9,500	29,233
Lifestyle International Holdings, Ltd.	14,500	22,311
Link, REIT	31,869	70,278
MTR Corp., Ltd.	20,500	70,709
New World Development Company, Ltd.	44,000	92,981
Noble Group, Ltd.	39,400	67,860
NWS Holdings, Ltd.	17,333	33,603
Orient Overseas International, Ltd.	1,938	9,848
Parkson Retail Group, Ltd.	25,000	36,883
Ping An Insurance Group Company of China,
Ltd.	22,000	173,642
Renhe Commercial Holdings Company, Ltd.	160,000	32,102
Shandong Weigao Group Medical Polymer
Company, Ltd.	8,000	26,311
Shanghai Industrial Holdings, Ltd.	14,000	63,137
Shangri-La Asia, Ltd.	25,953	48,894

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Shimao Property Holdings, Ltd., GDR	25,000	$42,077
Sino Land Company, Ltd.	22,000	39,150
Sinofert Holdings, Ltd.	98,000	42,873
Sino-Ocean Land Holdings, Ltd.	63,100	56,555
Sinotruk Hong Kong, Ltd.	18,000	20,726
Soho China, Ltd.	66,000	35,155
Sun Hung Kai Properties, Ltd.	22,389	328,726
Swire Pacific, Ltd., Class A	13,000	152,552
Television Broadcasting Company, Ltd.	6,000	25,992
Tencent Holdings, Ltd.	16,000	257,282
Wharf Holdings, Ltd.	24,000	126,618
Wheelock and Company, Ltd.	17,000	55,454
Wing Hang Bank, Ltd.	3,500	34,408
Yue Yuen Industrial Holdings, Ltd.	13,500	37,838

		7,344,543
Hungary - 0.15%
Gedeon Richter Rt. (a)	298	61,900
Magyar Telekom Rt.	10,442	45,784
MOL Magyar Olaj & Gazipari Rt. *	1,076	90,242
OTP Bank Rt. * (a)	5,565	160,326

		358,252
India - 1.71%
Dr. Reddy's Laboratories, Ltd., ADR (a)	2,332	45,474
Grasim Industries, Ltd., ADR (g)	481	27,879
ICICI Bank, Ltd., SADR	16,739	645,456
Infosys Technologies, Ltd., ADR (a)	21,961	1,064,889
Larsen & Toubro, Ltd., ADR (g)	7,962	279,585
Ranbaxy Laboratories, Ltd., ADR *	3,004	25,534
Reliance Capital, Ltd. (g)	2,246	42,858
Reliance Communication, Ltd., ADR (g)	25,228	162,234
Reliance Energy, Ltd., ADR (g)	708	53,922
Reliance Industries, Ltd., GDR * (g)	13,770	1,268,217
Reliance Natural Resources, Ltd., ADR * (g)	8,582	31,416
Satyam Computer Services, Ltd., ADR	8,000	52,640
State Bank of India GDR	1,162	105,626
Tata Communications, Ltd., ADR	900	18,558
Tata Motors, Ltd., SADR (a)	7,647	99,105
Wipro, Ltd., ADR	8,379	150,403

		4,073,796
Indonesia - 0.40%
Aneka Tambang Tbk PT	142,375	36,064
Astra Agro Lestari Tbk PT	4,842	10,543
Astra International Tbk PT	34,017	117,151
Bank Central Asia Tbk PT	174,726	83,239
Bank Danamon Indonesia Tbk PT	29,428	14,989
Bank Mandiri Tbk PT	189,622	92,163
Bank Pan Indonesia Tbk PT *	16,560	1,464
Bank Rakyat Indonesia Tbk PT	88,999	68,621
Bumi Resources Tbk PT	276,220	92,083
Indocement Tunggal Prakarsa Tbk PT	27,013	29,509
Indofood Sukses Makmur Tbk PT	33,595	10,455
Indosat Tbk PT, ADR	227	6,331
Indosat Tbk PT	23,500	13,177
International Nickel Indonesia Tbk PT *	77,500	33,258
Lippo Karawaci Tbk PT *	73,500	5,096

The accompanying notes are an integral part of the financial statements.
193

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Indonesia (continued)
Perusahaan Gas Negara Tbk PT	186,015	$70,239
PT Telekomunikiasi Indonesia Tbk PT, SADR	1,000	35,700
Semen Gresik Persero Tbk PT	12,360	8,025
Tambang Batubara Bukit Asam Tbk PT	21,000	30,622
Telekomunikasi Indonesia Tbk PT	173,500	154,335
Truba Alam Manunggal Engineering PT *	157,500	2,762
Unilever Indonesia Tbk PT	20,500	22,670
United Tractors Tbk PT	16,620	26,814

		965,310
Ireland - 0.29%
Allied Irish Banks PLC - London Exchange *	16,539	77,730
Allied Irish Banks PLC *	1,771	8,486
Anglo Irish Bank Corp. PLC *	4,123	2,886
Bank of Ireland - London Exchange *	1,444	7,242
Bank of Ireland *	19,645	97,432
C&C Group PLC	218	927
CRH PLC - London Exchange	8,088	224,847
Elan Corp. PLC *	1,399	10,010
Experian Group, Ltd.	15,347	129,134
Greencore Group PLC	6	14
Kerry Group PLC	3,278	93,539
Ryanair Holdings PLC, SADR *	1,203	34,935

		687,182
Israel - 0.62%
Alvarion, Ltd., ADR *	544	2,244
Audio Codes, Ltd., ADR *	632	1,302
Bank Hapoalim, Ltd. *	14,987	53,601
Bank Leumi Le-Israel, Ltd. *	32,208	124,272
Bezek Israeli Telecommunications Corp., Ltd.	17,325	37,288
Cellcom Israel, Ltd.	1,068	32,499
Check Point Software Technologies, Ltd. *	2,779	78,785
Delek Group, Ltd.	32	5,414
Delek Real Estate, Ltd. *	8,983	10,068
Discount Investment Corp.	101	2,288
Elbit Systems, Ltd.	219	14,875
Given Imaging Corp., ADR *	85	1,267
ICL Israel Chemicals, Ltd.	10,082	115,818
Israel Corp., Ltd. *	94	56,934
Israel Discount Bank, Ltd.	6,779	12,871
Makhteshim-Agam Industries, Ltd.	12,455	56,456
Nice Systems, Ltd. *	2,005	60,612
Ormat Industries, Ltd.	1,960	16,484
Partner Communications, Ltd.	2,436	45,941
RADWARE, Ltd., ADR *	269	3,021
Syneron Medical, Ltd., ADR *	462	5,271
Teva Pharmaceutical Industries, Ltd.	14,021	708,274
United Mizrahi Bank, Ltd. *	3,560	30,437

		1,476,022
Italy - 2.47%
A2A SpA	13,168	25,918
Acea SpA	527	6,905
Alleanza Assicurazioni SpA	7,851	70,863
Assicurazioni Generali SpA	17,471	479,135
Autogrill SpA *	1,731	20,950
Autostrade SpA	4,512	109,469

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Banca Carige SpA	7,526	$22,497
Banca Intesa SpA - Non convertible	17,851	63,558
Banca Monte dei Paschi Siena SpA	30,527	65,426
Banca Popolare di Milano SpA	4,927	37,514
Banche Popolari Unite SpA	8,591	132,106
Banco Popolare Societa Cooperativa *	11,220	107,715
Enel SpA	108,028	686,040
Eni SpA	41,923	1,049,624
Exor SpA	1,040	19,266
Fiat SpA *	12,884	166,178
Finmeccanica SpA	5,920	104,746
Fondiaria-Sai SpA	535	11,270
Intesa Sanpaolo SpA *	126,455	559,774
Italcementi SpA	474	7,307
Lottomatica SpA	350	7,845
Luxottica Group SpA *	1,514	39,258
Mediaset SpA	9,982	69,993
Mediobanca SpA	6,922	94,741
Mediolanum SpA	2,659	18,535
Mondadori (Arnoldo) Editore SpA *	29	145
Parmalat SpA	30,411	84,263
Pirelli & Company SpA *	40,861	21,936
Prysmian SpA	1,116	20,977
Saipem SpA	3,925	118,141
Saras SpA	1,814	7,012
Snam Rete Gas SpA	25,628	124,744
Telecom Italia SpA	167,600	294,443
Telecom Italia SpA	88,627	109,010
Tenaris SA	6,983	124,403
Terna SpA	22,829	89,063
UniCredit Italiano SpA *	232,984	913,099
Unipol Gruppo Finanziario SpA, ADR *	5,036	7,648

		5,891,517
Japan - 13.19%
Acom Company, Ltd. (a)	273	4,179
Advantest Corp.	1,420	38,786
AEON Company, Ltd.	9,396	89,428
AEON Credit Service Company, Ltd.	2,023	20,210
Aioi Insurance Company, Ltd.	9,000	45,592
Aisin Seiki Company	2,621	63,323
Ajinomoto Company, Inc.	9,695	96,893
All Nippon Airways Company, Ltd.	8,285	23,751
Amada Company, Ltd.	4,171	27,857
Aozora Bank, Ltd.	10,000	14,363
Asahi Breweries, Ltd.	4,399	80,288
Asahi Glass Company, Ltd.	14,809	118,616
Asahi Kasei Corp.	18,037	91,135
ASATSU-DK, Inc.	52	1,099
Astellas Pharmaceuticals, Inc.	7,305	300,176
Bank of Kyoto, Ltd.	2,000	18,325
Benesse Corp.	1,046	51,127
Bridgestone Corp.	8,747	155,765
Brother Industries, Ltd.	700	8,389
Canon, Inc.	16,826	673,103
Casio Computer Company, Ltd.	2,767	22,577
Central Glass Company, Ltd.	114	503

The accompanying notes are an integral part of the financial statements.
194

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Central Japan Railway Company, Ltd.	22	$157,874
Chiba Bank, Ltd.	9,104	56,045
Chubu Electric Power Company, Inc.	10,623	257,757
Chugai Pharmaceutical Company, Ltd.	3,984	82,287
Chugoku Bank, Ltd.	3,000	37,837
Chugoku Electric Power Company, Inc.	3,800	83,542
Circle K Sunkus Company, Ltd.	88	1,326
Citizen Watch Company, Ltd.	2,965	16,523
Credit Saison Company, Ltd.	1,809	21,152
Dai Nippon Printing Company, Ltd.	8,047	110,110
Daido Steel Company, Ltd.	3,000	10,826
Daihatsu Motor Company, Ltd.	4,000	40,723
Daiichi Sankyo Company, Ltd.	10,328	213,065
Daikin Industries, Ltd.	3,585	128,242
Dainippon Ink & Chemicals, Inc.	10,990	15,618
Dainippon Screen Manufacturing
Company, Ltd.	762	2,853
Dainippon Sumitomo Pharma Company, Ltd.	3,500	37,990
Daito Trust Construction Company, Ltd.	781	33,994
Daiwa House Industry Company, Ltd.	6,285	65,865
Daiwa Securities Group, Inc.	24,649	126,803
Denki Kagaku Kogyo Kabushiki Kaisha	7,523	30,823
Denso Corp.	7,478	217,354
Dentsu, Inc.	2,300	53,163
East Japan Railway Company	5,300	380,608
Eisai Company, Ltd.	4,048	151,712
Electric Power Development Company, Ltd.	2,400	75,983
Elpida Memory, Inc. * (a)	1,200	15,511
FamilyMart Company, Ltd.	1,240	39,893
Fanuc, Ltd.	3,121	278,844
Fast Retailing Company, Ltd.	734	92,547
Fuji Electric Holdings Company, Ltd.	3,580	6,560
Fuji Heavy Industries, Ltd.	6,000	23,099
Fuji Photo Film Company, Ltd.	7,533	224,022
Fuji Television Network, Inc.	3	4,888
Fujitsu, Ltd.	29,379	190,280
Fukuoka Financial Group, Inc.	13,000	53,665
Furukawa Electric Company, Ltd.	13,000	52,420
Goodwill Group, Inc. *	21	7
GS Yuasa Corp. (a)	4,000	36,335
Gunma Bank	7,523	41,209
Hankyu Hanshin Holdings, Inc.	16,600	79,582
Hikari Tsushin, Inc.	100	2,178
Hino Motors, Ltd.	1,114	4,203
Hirose Electric Company, Ltd.	317	35,635
Hisamitsu Pharmaceutical Company, Inc.	1,200	48,507
Hitachi Chemical, Ltd.	2,416	49,009
Hitachi Construction Machinery Company, Ltd.	2,157	45,913
Hitachi Metals, Ltd.	2,000	20,285
Hitachi, Ltd.	50,882	155,575
Hokkaido Electric Power Company, Inc.	2,332	48,510
Hokuhoku Financial Group, Inc.	12,866	29,915
Hokuriku Electric Power Company	2,700	68,660
Honda Motor Company, Ltd.	26,038	789,524
Hoya Corp.	6,908	162,029
Ibiden Company, Ltd.	2,500	92,155

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Idemitsu Kosan Company, Ltd.	300	$24,577
Inpex Holdings, Inc.	12	101,759
Isetan Mitsukoshi Holdings, Ltd.	6,276	71,622
Ishikawajima-Harima Heavy Industries
Company, Ltd.	27,866	56,064
Isuzu Motors, Ltd.	14,000	29,323
IT Holdings Corp.	17	233
Itochu Corp.	22,798	149,536
Itochu Techno-Science Corp.	252	7,739
Iyo Bank, Ltd.	1,000	8,994
J Front Retailing Company, Ltd.	9,000	53,917
JAFCO Company, Ltd. *	247	7,476
Japan Airlines System Corp. *	17,047	25,002
Japan Real Estate Investment Corp., REIT	4	32,634
Japan Retail Fund Investment Corp., REIT	4	21,706
Japan Tobacco, Inc.	69	234,965
JFE Holdings, Inc.	7,938	269,775
JGC Corp.	3,114	63,109
Joyo Bank, Ltd.	9,047	44,217
JS Group Corp.	3,484	60,720
JSR Corp.	2,867	58,440
Jupiter Telecommunications Company, Ltd.	30	29,029
Kajima Corp.	14,809	37,728
Kamigumi Company, Ltd.	3,466	28,112
Kaneka Corp.	6,000	42,981
Kansai Electric Power Company, Ltd.	12,222	295,338
Kansai Paint Company, Ltd.	2,762	21,420
Kao Corp.	8,638	212,944
Kawasaki Heavy Industries, Ltd. (a)	21,037	53,011
Kawasaki Kisen Kaisha, Ltd.	9,933	36,622
KDDI Corp.	47	264,376
Keihin Electric Express Railway Company, Ltd.	3,933	33,366
Keio Corp.	8,285	56,333
Keisei Electric Railway Company, Ltd.	3,000	19,850
Keyence Corp.	652	138,633
Kikkoman Corp.	1,762	21,804
Kintetsu Corp.	24,208	93,629
Kirin Brewery Company, Ltd.	14,104	215,586
Kobe Steel Company, Ltd.	48,483	84,235
Komatsu, Ltd.	14,670	272,412
Komori Corp.	105	1,272
Konami Corp.	557	11,287
Konica Minolta Holdings, Inc.	5,609	52,858
Koyo Seiko Company, Ltd.	4,157	48,019
Kubota Corp.	16,218	134,320
Kuraray Company, Ltd.	6,200	67,286
Kurita Water Industries, Ltd.	1,981	70,843
Kyocera Corp.	2,462	226,359
Kyowa Hakko Kogyo Company, Ltd.	4,862	61,325
Kyushu Electric Power Company, Inc.	6,069	137,337
Lawson, Inc.	869	40,392
LeoPalace21 Corp.	1,998	15,935
Mabuchi Motor Company, Ltd.	282	14,283
Makita Corp.	2,257	71,018
Marubeni Corp.	24,798	124,258
Marui Company, Ltd.	2,436	17,378

The accompanying notes are an integral part of the financial statements.
195

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Matsui Securities Company, Ltd.	2,100	$16,994
Matsushita Electric Industrial Company, Ltd.	30,707	449,287
Matsushita Electric Works, Ltd.	3,819	45,322
Mazda Motor Corp.	17,000	37,764
McDonald's Holdings Company (Japan), Ltd. *	1,100	21,987
MEIJI Holdings Company, Ltd. *	1,200	51,041
Minebea Company, Ltd.	5,523	25,172
Mitsubishi Chemical Holdings Corp., ADR	14,000	57,699
Mitsubishi Corp.	21,244	426,654
Mitsubishi Electric Corp.	30,027	225,535
Mitsubishi Estate Company, Ltd.	18,218	284,765
Mitsubishi Gas & Chemicals Company, Inc.	7,000	37,766
Mitsubishi Heavy Industries, Ltd.	46,063	173,270
Mitsubishi Materials Corp.	21,980	60,294
Mitsubishi Motors Corp. *	53,000	86,847
Mitsubishi Rayon Company, Ltd.	4,990	16,937
Mitsubishi UFJ Financial Group, Inc.	147,000	786,343
Mitsubishi UFJ Lease & Finance
Company, Ltd.	1,380	41,344
Mitsui & Company, Ltd.	26,989	351,252
Mitsui Chemicals, Inc.	6,990	24,811
Mitsui Engineering & Shipbuilding
Company, Ltd.	8,638	22,240
Mitsui Fudosan Company, Ltd.	12,752	213,743
Mitsui Mining & Smelting Company, Ltd.	7,990	20,390
Mitsui O.S.K. Lines, Ltd.	17,513	103,117
Mitsui Sumitomo Insurance Group
Holdings, Inc.	6,722	185,120
Mitsui Trust Holdings, Inc.	13,990	51,362
Mitsumi Electric Company, Ltd.	1,999	42,924
Mizuho Financial Group, Inc.	204,500	404,223
Mizuho Trust & Banking Company, Ltd.	33,000	34,603
Murata Manufacturing Company, Ltd.	3,096	145,940
Namco Bandai Holdings, Inc.	3,367	34,409
NEC Corp. (a)	28,617	89,097
NEC Electronics Corp. *	52	458
NGK INSULATORS, Ltd.	4,171	96,022
NGK Spark Plug Company, Ltd.	1,762	22,271
NHK Spring Company, Ltd.	1,000	8,244
NICHIREI Corp.	466	1,839
Nidec Corp.	1,586	128,598
Nikon Corp.	5,819	105,755
Nintendo Company, Ltd.	1,592	407,070
Nippon Building Fund, Inc., REIT	7	62,337
Nippon Electric Glass Company, Ltd.	4,000	36,203
Nippon Express Company, Ltd.	11,809	47,707
Nippon Meat Packers, Inc.	4,000	51,164
Nippon Mining Holdings, Inc.	11,632	56,672
Nippon Oil Corp.	18,094	100,834
Nippon Paper Group, Inc.	1,500	43,220
Nippon Sheet Glass Company, Ltd.	8,171	27,152
Nippon Steel Corp.	79,536	288,168
Nippon Telegraph & Telephone Corp.	8,100	373,909
Nippon Yusen Kabushiki Kaisha	15,923	61,299
NIPPONKOA Insurance Company, Ltd.	7,000	43,515
Nishi-Nippon City Bank, Ltd.	4,000	10,100
Nissan Chemical Industries, Ltd.	1,762	25,275

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nissan Motor Company, Ltd. *	39,390	$264,539
Nissay Dowa General Insurance Company,
Ltd.	1,000	5,081
Nisshin Seifun Group, Inc.	1,614	22,460
Nisshin Steel Company	7,047	12,495
Nissin Food Products Company, Ltd.	916	35,124
Nitori Company, Ltd.	468	39,792
Nitto Denko Corp.	2,132	64,846
NOK Corp.	1,492	22,105
Nomura Holdings, Inc.	40,207	245,635
Nomura Real Estate Office Fund, Inc.	2	13,267
Nomura Research Institute, Ltd.	1,311	31,165
NSK, Ltd.	9,000	55,440
NTN Corp.	4,228	17,428
NTT Data Corp.	17	54,247
NTT DoCoMo, Inc.	245	390,410
Obayashi Corp.	5,638	24,597
Odakyu Electric Railway Company, Ltd.	8,695	78,278
Oji Paper Company, Ltd.	11,809	53,161
Okumura Corp.	114	427
Olympus Optical Company, Ltd.	3,866	101,769
Omron Corp.	3,261	61,268
Ono Pharmaceutical Company, Ltd.	1,200	62,219
Onward Kashiyama Company, Ltd.	2,409	17,842
Oracle Corp. - Japan	752	33,386
Oriental Land Company, Ltd.	793	55,790
ORIX Corp.	1,816	110,414
Osaka Gas Company, Ltd.	28,845	101,161
Otsuka Corp.	100	5,947
Q.P. Corp.	87	993
Rakuten, Inc.	103	68,469
Resona Holdings, Inc.	8,700	111,798
Ricoh Company, Ltd.	9,399	135,542
Rinnai Corp.	652	30,663
Rohm Company, Ltd.	1,327	92,301
SANKYO Company, Ltd.	793	49,506
Santen Pharmaceutical Company, Ltd.	1,200	44,099
Sanyo Electric Company, Ltd. * (a)	24,151	56,751
Sapporo Hokuyo Holdings, Inc.	5,600	19,781
Sapporo Holdings, Ltd.	2,466	12,531
SBI Holdings, Inc.	304	59,502
Secom Company, Ltd.	3,390	169,903
SEGA SAMMY HOLDINGS, Inc.	3,492	45,447
Seiko Epson Corp.	2,700	40,304
Sekisui Chemical Company, Ltd.	5,228	30,175
Sekisui House, Ltd.	6,638	59,453
Seven & I Holdings Company, Ltd.	12,481	297,503
Sharp Corp.	16,218	178,885
Shikoku Electric Power Company, Inc.	2,700	82,368
Shimamura Company, Ltd.	276	27,132
Shimano, Inc.	1,069	45,951
Shimizu Corp.	7,695	30,076
Shin-Etsu Chemical Company, Ltd.	6,411	391,854
Shinko Electric Industries Company, Ltd.	1,600	28,156
Shinsei Bank, Ltd. * (a)	9,094	13,858
Shionogi & Company, Ltd.	5,523	130,438

The accompanying notes are an integral part of the financial statements.
196

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Shiseido Company, Ltd.	4,523	$78,777
Shizuoka Bank, Ltd.	7,342	77,134
Showa Denko K.K. (a)	23,000	46,516
Showa Shell Sekiyu K.K.	3,800	41,378
SMC Corp.	764	93,454
Softbank Corp.	11,688	255,174
Sojitz Holdings Corp.	25,791	48,610
Sompo Japan Insurance, Inc.	12,104	80,734
Sony Corp.	15,742	460,442
Sony Financial Holdings, Inc.	11	31,485
Square Enix Company, Ltd.	1,500	40,620
Stanley Electric Corp.	3,008	60,507
Sumco Corp.	400	9,024
Sumitomo Bakelite Company, Ltd.	762	4,013
Sumitomo Chemical Company, Ltd.	23,446	96,889
Sumitomo Corp.	17,766	181,506
Sumitomo Electric Industries, Ltd.	12,599	163,436
Sumitomo Heavy Industries, Ltd.	11,000	53,113
Sumitomo Metal Industries, Ltd.	52,577	128,251
Sumitomo Metal Mining Company, Ltd.	8,285	134,905
Sumitomo Mitsui Financial Group, Inc.	14,300	495,031
Sumitomo Realty &
Development Company, Ltd.	5,876	106,433
Sumitomo Titanium Corp.	100	2,837
Sumitomo Trust & Banking Company, Ltd.	21,446	112,750
Suruga Bank, Ltd.	2,114	19,892
Suzuken Company, Ltd.	1,223	42,151
Suzuki Motor Corp.	5,300	123,135
T&D Holdings, Inc.	3,391	90,946
TAIHEIYO CEMENT Corp.	8,809	11,720
Taisei Corp.	16,866	33,233
Taisho Pharmaceuticals Company, Ltd.	1,762	35,610
Taiyo Nippon Sanso Corp.	3,819	45,172
Takashimaya Company, Ltd.	6,000	47,684
Takeda Pharmaceutical Company, Ltd.	11,749	489,419
Tanabe Seiyaku Company, Ltd.	3,000	39,908
TDK Corp.	1,668	95,611
Teijin, Ltd.	12,104	37,503
Terumo Corp.	2,503	137,082
The 77th Bank, Ltd.	523	2,979
The Bank of Yokohama, Ltd.	17,684	86,029
The Hachijuni Bank, Ltd.	9,000	49,816
The Hiroshima Bank, Ltd.	8,000	32,874
The Japan Steel Works, Ltd. (a)	5,000	57,074
The Tokyo Electric Power Company, Ltd.	19,067	500,059
THK Company, Ltd.	2,481	48,186
Tobu Railway Company, Ltd.	11,752	71,790
Toho Gas Company, Ltd.	10,000	45,611
Tohoku Electric Power Company, Inc.	6,480	144,206
Tokio Marine Holdings, Inc.	12,000	346,870
Tokuyama Corp.	2,000	14,609
Tokyo Electron, Ltd.	2,532	160,044
Tokyo Gas Company, Ltd.	38,835	161,133
Tokyo Steel Manufacturing Company, Ltd.	900	10,956
Tokyo Tatemono Company, Ltd.	6,000	29,051
Tokyu Corp.	16,866	80,613

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tokyu Land Corp.	10,171	$40,424
TonenGeneral Sekiyu K.K.	4,171	40,619
Toppan Printing Company, Ltd.	7,990	75,206
Toray Industries, Inc.	19,389	116,760
Toshiba Corp.	62,711	326,180
Toto, Ltd. (a)	6,171	38,394
Toyo Seikan Kaisha, Ltd.	2,009	38,468
Toyo Suisan Kaisha, Ltd.	705	19,103
Toyobo Company, Ltd.	933	1,592
Toyoda Gosei Company, Ltd.	1,300	37,671
Toyota Boshoku Corp.	1,400	27,325
Toyota Industries Corp.	2,590	70,571
Toyota Motor Corp.	44,847	1,764,996
Toyota Tsusho Corp.	3,500	52,465
Trend Micro, Inc.	1,733	64,408
Tsumura & Company, Ltd.	1,200	43,201
Ube Industries, Ltd.	18,037	47,232
UNI Charm Corp.	558	52,917
UNY Company, Ltd.	4,462	33,222
Ushio, Inc.	157	2,718
Wacoal Corp.	57	742
West Japan Railway Company, Ltd.	25	94,603
Yahoo Japan Corp.	213	71,959
Yakult Honsha Company, Ltd.	1,900	50,429
Yamada Denki Company, Ltd.	1,126	76,368
Yamaguchi Financial Group, Inc.	3,000	31,027
Yamaha Corp.	1,926	22,685
Yamaha Motor Company, Ltd.	2,691	32,890
Yamato Transport Company, Ltd.	5,580	91,059
Yamazaki Baking Company, Ltd.	1,409	19,018

		31,497,940
Luxembourg - 0.31%
ArcelorMittal	14,129	527,301
Millicom International Cellular SA, ADR *	1,329	97,256
Reinet Investments SCA, SADR *	1,000	1,401
Reinet Investments SCA *	1,493	20,988
SES, ADR	4,113	93,355

		740,301
Malaysia - 0.60%
AMMB Holdings BHD	42,662	52,365
Asiatic Development BHD	10,500	18,225
Berjaya Sports Toto BHD	33,642	43,039
British American Tobacco Malaysia BHD	2,000	25,430
Bursa Malaysia BHD	6,400	15,053
Commerce Asset Holdings BHD	45,800	146,401
Digi.Com BHD	9,000	55,730
Gamuda BHD	16,400	14,959
Genting BHD	30,900	60,858
Hong Leong Bank BHD	4,100	7,768
IGB Corp. BHD *	1,200	619
IJM Corp. BHD	11,620	15,069
IOI Corp. BHD	56,690	85,011
KLCC Property Holdings BHD	700	670
KNM Group BHD	76,950	16,375
Kuala Lumpur Kepong BHD	6,500	25,954

The accompanying notes are an integral part of the financial statements.
197

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Lafarge Malayan Cement BHD	4,470	$8,093
Malayan Banking BHD	59,542	113,885
Malaysian Plantations BHD	9,600	7,005
MISC BHD	17,200	44,175
MMC Corp. BHD	1,400	997
Multi-Purpose Holdings BHD	5,170	2,774
Parkson Holdings BHD	9,900	14,558
Petronas Dagangan BHD	1,400	3,474
Petronas Gas BHD	5,100	14,320
PLUS Expressways BHD	18,900	18,153
PPB Group BHD	12,900	57,275
Public Bank BHD	742	2,184
Public Bank BHD	16,000	47,147
Resorts World BHD	85,600	67,442
RHB Capital BHD	2,600	3,801
Sime Darby BHD	50,746	124,231
SP Setia BHD	34,200	39,706
Tanjong PLC	4,600	19,902
Telekom Malaysia BHD	17,100	15,180
Tenaga Nasional BHD	31,900	75,369
TM International BHD *	57,100	50,923
UEM Land Holdings BHD *	16,500	7,366
UMW Holdings BHD	21,400	38,831
YTL Corp. BHD	9,996	20,611
YTL Power International BHD	93,837	58,853

		1,439,781
Mexico - 0.94%
Alfa SA de CV	5,202	24,879
America Movil SAB de CV, Series L	295,619	647,221
Carso Global Telecom SAB de CV *	10,500	43,215
Cemex SA de CV *	112,960	145,793
Coca-Cola Femsa SA de CV	11,653	55,912
Desarrolladora Homex SA de CV *	4,000	25,126
Fomento Economico Mexicano SA de CV	36,755	139,945
Grupo Aeroportuario del Pacifico SA de CV,
Series B	20,900	58,889
Grupo Bimbo SA de CV	12,958	72,168
Grupo Carso SA de CV	20,352	65,759
Grupo Elektra SA de CV	2,000	79,277
Grupo Financiero Banorte SA de CV	22,566	75,504
Grupo Financiero Inbursa SA de CV	9,178	25,976
Grupo Mexico SAB de CV, Series B *	65,135	120,068
Grupo Modelo SA *	25,717	96,394
Grupo Televisa SA	42,083	155,711
Industrias Penoles SA de CV	1,098	18,329
Kimberly-Clark de Mexico SA de CV	6,700	27,804
Mexichem SAB de CV	25,592	38,586
Telefonos de Mexico SA de CV	90,066	78,675
Telmex Internacional SAB de CV	84,266	58,999
Urbi Desarrollos Urbanos SA de CV *	3,100	6,284
Wal-Mart de Mexico SA de CV, Series V	50,779	176,073

		2,236,587
Netherlands - 1.80%
Aegon NV *	26,410	224,999
Akzo Nobel NV	3,572	221,571

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
ASML Holding NV	7,286	$214,856
Corio NV	994	68,579
Fugro NV	1,214	70,234
Heineken Holding NV	2,014	82,129
Heineken NV	4,163	192,064
ING Groep NV *	32,486	580,470
Koninklijke (Royal) Philips Electronics NV	15,429	376,093
Koninklijke Ahold NV	18,352	220,824
Koninklijke Boskalis Westinster NV	800	27,375
Koninklijke DSM NV	2,710	113,155
Koninklijke KPN NV	27,896	462,939
Randstad Holdings NV *	1,846	79,919
Reed Elsevier NV	12,559	141,843
SBM Offshore NV	3,274	69,749
STMicroelectronics NV	11,860	112,091
TNT Post Group NV	6,220	167,219
Unilever NV	26,881	775,976
Wolters Kluwer NV	4,729	101,203

		4,303,288
New Zealand - 0.07%
Auckland International Airport, Ltd.	69,078	92,611
Contact Energy, Ltd.	3,243	13,474
Sky City Entertainment Group, Ltd.	25,517	59,880

		165,965
Norway - 0.47%
Den Norske Bank ASA *	16,599	192,660
Norsk Hydro ASA *	17,914	119,697
Orkla ASA	17,208	162,543
StatoilHydro ASA	17,808	400,216
Telenor ASA *	13,809	160,329
Yara International ASA	3,091	97,154

		1,132,599
Peru - 0.14%
Compania de Minas Buenaventura SA	2,698	94,576
Credicorp SA	1,295	99,845
Credicorp, Ltd., ADR	76	5,910
Southern Peru Copper Corp.	4,256	130,659

		330,990
Philippines - 0.10%
Ayala Corp.	1,451	9,260
Ayala Land, Inc.	90,600	21,918
Banco De Oro	12,831	9,325
Bank of the Philippine Islands	59,072	55,963
Filinvest Land, Inc. *	112,500	2,221
Globe Telecommunications, Inc.	140	2,891
Jollibee Foods Corp.	8,000	8,355
Manila Electric Company	5,242	18,738
Metropolitan Bank & Trust Company	12,400	10,043
Philippine Long Distance Telephone Company	1,220	62,280
PNOC Energy Development Corp.	29,199	2,888
SM Investments Corp.	3,768	25,800
SM Prime Holdings, Ltd.	56,916	12,583

		242,265

The accompanying notes are an integral part of the financial statements.
198

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Poland - 0.27%
Bank Handlowy w Warszawie SA *	731	$16,219
Bank Millennium SA *	6,188	9,887
Bank Pekao SA *	1,917	102,197
Bank Zachodni WBK SA *	356	18,641
Bioton SA *	22,883	2,069
Boryszew SA *	430	882
BRE Bank SA *	292	24,629
Computerland SA *	64	331
Cyfrowy Polsat SA	3,617	18,812
Debica SA	118	2,634
Getin Holding SA *	9,766	31,241
Globe Trade Centre SA *	1,844	15,583
Grupa Lotos SA *	517	4,447
ING Bank Slaski SA *	121	27,041
KGHM Polska Miedz SA	1,895	57,754
PBG SA *	67	4,912
Polish Oil & Gas Company	41,082	51,838
Polski Koncern Naftowy Orlen SA *	8,548	89,184
Powszechna Kasa Oszczednosci Bank
Polski SA	7,193	85,105
Softbank SA	633	13,689
Telekomunikacja Polska SA	9,439	52,064
TVN SA	1,422	7,057

		636,216
Portugal - 0.29%
Banco Comercial dos Acores SA	30,130	44,600
Banco Espirito Santo SA	10,883	77,261
Cimpor-Cimentos De Portugal SA	5,397	44,621
EDP Renovaveis SA *	10,563	116,171
Electricidade de Portugal SA	26,515	121,501
Galp Energia SGPS SA	1,203	20,799
Jeronimo Martins, SGPS SA	10,671	93,488
Portugal Telecom, SGPS, SA	15,439	163,724

		682,165
Russia - 1.22%
Comstar United Telesystems, GDR *	2,134	11,203
Federal Grid Company Unified Energy
System JSC, GDR *	1,087	6,359
Gazprom OAO, SADR	47,153	1,096,307
JSC MMC Norilsk Nickel, ADR *	16,094	199,566
Lukoil Oil Company, ADR	9,334	504,969
Mechel Steel Group, ADR	1,676	30,134
Mobile Telesystems, SADR	2,982	143,941
NovaTek OAO, ADR	1,464	72,475
Novolipetsk Steel, ADR *	1,029	26,188
Polyus Gold Company ZAO, SADR	2,831	58,036
Rostelecom, ADR	549	16,119
Sberbank, GDR	988	219,629
Severstal, ADR	4,250	32,768
Sibirtelecom, ADR	4,010	27,268
Sistema JSFC, Reg. S, GDR *	987	14,476
Surgutneftegaz, ADR (a)	14,454	123,726
Tatneft, ADR *	4,908	121,473
UralsvyAzinform, ADR	3,423	15,267
Vimpel-Communications, SADR *	4,880	91,256
VolgaTelecom, ADR	1,776	6,216

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Russia (continued)
VTB Bank OJSC, GDR	23,723	$87,937
Wimm-Bill-Dann Foods OJSC, ADR *	151	10,798

		2,916,111
Singapore - 0.99%
Ascendas, REIT *	21,469	29,204
Capitaland, Ltd.	49,412	129,344
CapitaMall Trust *	76,850	100,283
Chartered Semiconductor Manufacturing, Ltd. *	210	386
City Developments, Ltd.	10,285	74,663
ComfortDelGro Corp., Ltd.	13,731	15,613
Cosco Corp. Singapore, Ltd.	7,000	5,905
DBS Group Holdings, Ltd.	32,526	304,411
Fraser and Neave, Ltd.	20,900	58,477
Genting International PLC *	44,000	34,671
Golden Agri-Resources, Ltd. *	30,858	9,334
Jardine Cycle and Carriage, Ltd.	2,623	44,971
Keppel Corp., Ltd.	25,980	148,407
Neptune Orient Lines, Ltd.	7,616	9,558
Olam International, Ltd.	11,300	19,881
Oversea-Chinese Banking Corp., Ltd.	47,049	260,547
SembCorp Industries, Ltd.	7,604	18,164
SembCorp Marine, Ltd.	9,293	20,795
Singapore Airlines, Ltd.	13,260	129,670
Singapore Airport Terminal Services, Ltd.	9,680	15,455
Singapore Exchange, Ltd.	20,399	121,187
Singapore Press Holdings, Ltd.	28,441	77,510
Singapore Technologies Engineering, Ltd.	33,798	65,726
Singapore Telecommunications, Ltd.	123,410	283,341
Suntec Real Estate Investment Trust *	809	605
United Overseas Bank, Ltd.	23,037	272,491
UOL Group, Ltd.	16,531	40,089
Wilmar International, Ltd.	17,000	75,781

		2,366,469
South Africa - 1.49%
ABSA Group, Ltd.	5,003	80,017
Adcock Ingram Holdings, Ltd.	1,000	6,420
African Bank Investments, Ltd.	10,203	40,213
African Rainbow Minerals, Ltd.	1,440	28,884
Anglo Platinum, Ltd. *	1,053	94,219
AngloGold Ashanti, Ltd.	5,230	212,196
Aspen Pharmacare Holdings, Ltd. *	4,390	36,302
Aveng, Ltd.	4,619	26,655
Bidvest Group, Ltd.	5,100	80,683
British American Tobacco PLC	1,000	31,332
Discovery Holdings, Ltd., ADR	6,145	23,908
FirstRand, Ltd.	41,071	90,691
Foschini, Ltd.	6,382	52,823
Gold Fields, Ltd.	11,170	152,972
Growthpoint Properties, Ltd.	38,269	68,819
Harmony Gold Mining Company, Ltd.	5,590	60,553
Hulamin, Ltd.	73	116
Impala Platinum Holdings, Ltd.	9,352	219,316
Imperial Holdings, Ltd.	3,486	37,114
Investec, Ltd.	4,332	33,156
Kumba Iron Ore, Ltd.	1,096	36,376

The accompanying notes are an integral part of the financial statements.
199

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Kumba Resources, Ltd.	2,723	$32,744
Liberty Holdings, Ltd.	1,116	10,112
Massmart Holdings, Ltd.	2,905	34,121
Mittal Steel South Africa, Ltd.	2,574	41,263
MTN Group, Ltd.	24,343	397,003
Murray & Roberts Holdings, Ltd.	3,828	30,581
Naspers, Ltd.	6,675	228,896
Nedbank Group, Ltd.	2,439	38,840
Network Healthcare Holdings, Ltd. *	24,570	33,965
Northam Platinum, Ltd.	386	1,706
Pick'n Pay Stores, Ltd.	4,153	22,175
Pretoria Portland Cement Company, Ltd.	5,853	26,483
Redefine Income Fund, Ltd. *	45,895	44,009
Remgro, Ltd.	7,172	84,675
Reunert, Ltd.	1,838	13,719
RMB Holdings, Ltd.	10,689	39,046
Sanlam, Ltd.	36,457	99,809
Sappi, Ltd.	6,223	23,517
Sasol, Ltd.	9,811	373,080
Shoprite Holdings, Ltd.	7,500	62,136
Standard Bank Group, Ltd.	20,653	267,454
Steinhoff International Holdings, Ltd. *	16,718	36,882
Telkom SA, Ltd.	5,430	31,361
Tiger Brands, Ltd.	2,236	44,839
Truworths International, Ltd.	6,249	35,511
Vodacom Group Pty, Ltd. *	6,961	52,183
Woolworths Holdings, Ltd.	14,552	31,378

		3,550,253
South Korea - 2.81%
Amorepacific Corp.	73	52,302
Asiana Airlines, Inc. *	566	1,884
Busan Bank	4,545	50,272
Cheil Industries, Inc.	1,080	46,708
CJ CheilJedang Corp.	135	23,721
Daegu Bank	1,140	16,301
Daelim Industrial Company, Ltd.	300	18,320
Daewoo Engineering & Construction
Company, Ltd.	1,081	12,794
Daewoo International Corp.	1,501	44,687
Daewoo Securities Company, Ltd.	1,780	32,363
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	1,050	15,267
DC Chemical Company, Ltd.	190	42,436
Dongbu Insurance Company, Ltd.	960	29,334
Dongkuk Steel Mill Company, Ltd.	1,370	31,601
Doosan Corp.	360	27,086
Doosan Heavy Industries and Construction
Company, Ltd.	360	20,526
Doosan Infracore Company, Ltd.	1,290	18,543
GS Engineering & Construction Corp.	520	40,515
GS Holdings Corp.	1,610	44,448
Hana Financial Group, Inc.	2,740	94,009
Hanjin Heavy Industries & Construction
Company, Ltd.	254	5,090
Hanjin Shipping Company, Ltd.	2,200	38,209
Hankook Tire Company, Ltd.	1,700	33,737

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Hanwha Chemical Corp.	892	$9,643
Hanwha Corp.	1,010	36,745
Hite Brewery Company, Ltd.	37	5,261
Hite Holdings Company, Ltd.	206	6,074
Honam Petrochemical Corp.	140	10,492
Hynix Semiconductor, Inc. *	7,940	133,419
Hyosung Corp.	550	31,440
Hyundai Department Store Company, Ltd.	420	39,128
Hyundai Development Company	790	28,621
Hyundai Engineering & Construction
Company, Ltd.	630	34,092
Hyundai Heavy Industries Company, Ltd.	650	98,990
Hyundai Mipo Dockyard Company, Ltd.	100	10,539
Hyundai Mobis	1,070	149,667
Hyundai Motor Company, Ltd.	2,670	251,622
Hyundai Securities Company, Ltd.	2,644	36,591
Hyundai Steel Company	1,010	64,907
Industrial Bank of Korea *	2,070	25,235
Kangwon Land, Inc.	2,090	30,818
KB Financial Group, Inc., ADR *	597	30,728
KB Financial Group, Inc. *	4,830	247,990
KCC Corp.	100	29,965
Kia Motors Corp. *	3,620	56,859
Korea Electric Power Corp., ADR *	744	11,339
Korea Electric Power Corp. *	4,330	131,731
Korea Exchange Bank	4,900	57,300
Korea Express Company, Ltd. *	226	13,264
Korea Gas Corp.	900	40,607
Korea Investment Holdings Company, Ltd.	1,090	32,234
Korea Line Corp.	230	9,799
Korea Zinc Company, Ltd.	200	29,608
Korean Air Lines Company, Ltd. *	1,037	42,123
Korean Reinsurance Company, Ltd.	24	241
KT Corp., SADR	266	4,623
KT Corp.	2,267	78,073
KT&G Corp.	1,870	113,274
Kumho Industrial Company, Ltd.	1,110	11,677
LG Chem, Ltd.	674	124,851
LG Corp.	1,370	91,607
LG Dacom Corp.	200	3,389
LG Display Company, Ltd., ADR (a)	57	817
LG Display Company, Ltd.	3,940	113,371
LG Electronics, Inc.	1,630	172,939
LG Household & Health Care, Ltd.	180	40,341
LG Telecom, Ltd.	2,321	16,795
Lotte Confectionery Company, Ltd.	4	4,204
Lotte Shopping Company, Ltd.	120	32,287
LS Cable, Ltd.	380	33,105
Mirae Asset Securities Company, Ltd.	285	16,956
NHN Corp. *	689	101,439
POSCO	1,064	441,198
S1 Corp.	140	6,151
Samsung Card Company, Ltd.	900	40,238
Samsung Corp.	2,040	93,829
Samsung Digital Imaging Company, Ltd. *	354	14,800
Samsung Electro-Mechanics Company, Ltd.	940	80,667

The accompanying notes are an integral part of the financial statements.
200

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Samsung Electronics Company, Ltd.	1,747	$1,204,512
Samsung Engineering Company, Ltd.	580	51,116
Samsung Fire & Marine
Insurance Company, Ltd.	640	130,642
Samsung Heavy Industries Company, Ltd.	2,260	48,948
Samsung SDI Company, Ltd.	630	79,325
Samsung Securities Company, Ltd.	1,060	61,535
Samsung Techwin Company, Ltd.	937	73,987
Shinhan Financial Group Company, Ltd.,
SADR *	175	14,030
Shinhan Financial Group Company, Ltd. *	6,700	268,114
Shinsegae Company, Ltd.	238	120,057
SK Corp.	592	56,363
SK Energy Company, Ltd.	987	105,024
SK Networks Company, Ltd.	2,970	31,845
SK Telecom Company, Ltd., ADR	657	11,465
SK Telecom Company, Ltd.	670	104,107
S-Oil Corp.	1,140	60,216
STX Pan Ocean Company, Ltd.	2,370	21,709
STX Shipbuilding Company, Ltd.	190	2,337
Taewoong Company, Ltd.	110	7,040
Tong Yang Investment Bank	7	77
Woongjin Coway Company, Ltd.	1,060	34,005
Woori Finance Holdings Company, Ltd. *	4,490	60,411
Woori Investment & Securities Company, Ltd.	1,860	26,296
Yuhan Corp.	180	29,095

		6,716,112
Spain - 3.12%
Abertis Infraestructuras SA	4,847	110,086
Acciona SA	344	46,776
Acerinox SA	2,601	56,009
ACS Actividades SA	2,136	111,477
Banco Bilbao Vizcaya Argentaria SA	57,396	1,021,425
Banco de Sabadell SA	15,487	114,585
Banco de Valencia SA	984	9,234
Banco Popular Espanol SA	11,724	117,602
Banco Santander Central Hispano SA	129,400	2,090,559
Bankinter SA, ADR	3,875	48,938
Cintra Concesiones de Infraestructuras de
Transporte SA	2,056	23,946
Corporacion Mapfre SA	6,303	28,207
Criteria Caixacorp SA	15,164	77,929
Enagas	3,232	67,596
Fomento de Construcciones SA	418	19,586
Gamesa Corporacion Tecnologica SA	3,296	73,933
Gas Natural SDG SA	2,794	61,791
Gestevision Telecinco SA	695	8,777
Grifols SA	2,505	47,741
Grupo Ferrovial SA	676	32,407
Iberdrola Renovables SA	15,387	75,775
Iberdrola SA	59,647	586,231
Iberia Lineas Aereas de Espana SA *	5,235	16,294
Indra Sistemas SA	1,914	47,735
Industria de Diseno Textil SA	3,329	191,192
Red Electrica De Espana	1,885	96,504
Repsol YPF SA	12,018	327,435

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Sacyr Vallehermoso SA	305	$5,788
Telefonica SA	68,949	1,903,152
Zardoya Otis SA	1,324	28,744

		7,447,454
Sweden - 1.35%
Alfa Laval AB (a)	3,968	46,640
Assa Abloy AB, Series B	1,501	24,363
Atlas Copco AB, Series A, ADR	11,483	148,311
Atlas Copco AB, Series B, ADR	5,423	62,005
Electrolux AB, Series B *	562	12,892
Ericsson (LM), Series B	47,750	479,042
Hennes & Mauritz AB, B shares	8,318	467,429
Holmen AB, Series B	229	6,313
Husqvarna AB, B Shares *	2,659	18,492
Investor AB, B shares	7,800	142,587
Loomis AB	1,220	11,997
Nordea Bank AB	52,581	529,813
Sandvik AB	19,189	212,376
Securitas AB, Series B	1,701	16,435
Skandinaviska Enskilda Banken AB, Series A *	22,665	152,945
Skanska AB, Series B	841	12,331
SKF AB, B Shares	2,148	33,783
SSAB Svenskt Stal AB, Series A	1,427	22,070
SSAB Svenskt Stal AB, Series B	357	5,036
Svenska Cellulosa AB, B Shares	9,724	132,043
Svenska Handelsbanken AB, Series A	5,961	152,353
Swedbank AB, Class A (a)	2,500	23,869
Swedish Match AB	1,347	27,119
Tele2 AB, Series B	1,743	23,170
Teliasonera AB	38,557	253,521
Volvo AB, Series B (a)	21,280	197,352

		3,214,287
Switzerland - 5.50%
ABB, Ltd. *	36,072	724,893
Actelion, Ltd. *	2,305	143,299
Adecco SA	2,925	155,744
Aryzta AG *	1,920	77,966
Baloise Holding AG	989	94,633
BKW FMB Energie AG	303	26,296
Compagnie Financiere Richemont SA	8,646	244,815
Credit Suisse Group AG	18,393	1,023,759
Geberit AG, ADR	706	108,536
Givaudan AG	198	148,876
Holcim, Ltd. *	4,047	278,407
Julius Baer Holding AG	3,538	177,138
Kuehne & Nagel International AG	1,080	94,021
Lindt & Spruengli AG-PC	35	85,061
Lindt & Spruengli AG-REG	2	55,616
Logitech International SA *	3,980	72,819
Lonza Group AG	800	87,212
Nestle SA	59,179	2,524,562
Nobel Biocare Holding AG, Series BR	2,901	96,161
Novartis AG	34,452	1,729,507
Pargesa Holding SA, ADR	971	84,023
Phonak Holding AG	1,025	103,481

The accompanying notes are an integral part of the financial statements.
201

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Roche Holdings AG - Genusschein	11,438	$1,851,551
Schindler Holding AG	1,429	98,143
Schindler Holding AG	157	11,065
Societe Generale de Surveillance Holdings AG	109	146,828
Straumann Holding AG	342	88,873
Swatch Group AG, BR shares	749	176,795
Swatch Group AG	898	40,892
Swiss Life Holding *	550	65,224
Swiss Re	5,723	258,637
Swisscom AG	531	190,195
Syngenta AG	1,582	363,195
Synthes AG	1,338	161,386
UBS AG - Swiss Exchange *	52,121	955,292
Unaxis Holding AG *	247	20,200
Zurich Financial Services AG	2,374	565,771

		13,130,872
Taiwan - 2.20%
Acer Sertek, Inc.	41,742	106,520
Advanced Semiconductor Engineering, Inc.	65,555	54,003
Advantech Company, Ltd.	6,541	12,202
Asia Cement Corp.	18,457	20,581
Asia Optical Company, Inc.	59	105
Asustek Computer, Inc.	64,237	109,948
AU Optronics Corp.	111,616	108,497
BenQ Corp. *	25,272	14,011
Catcher Technology Company, Ltd.	10,384	27,471
Cathay Financial Holdings Company, Ltd. *	88,300	146,147
Chang Hwa Commercial Bank, Ltd.	74,000	33,856
Cheng Shin Rubber Industry Company, Ltd.	8,795	18,541
Cheng Uei Precision Industry Company, Ltd.	6,747	13,698
Chi Mei Optoelectronics Corp. *	73,192	38,508
Chicony Electronics Company, Ltd.	9,000	20,302
China Airlines, Ltd. *	12,852	4,287
China Development Financial Holdings Corp. *	143,366	38,002
China Motor Company, Ltd. *	40	27
China Steel Corp.	148,730	138,015
Chinatrust Finance Holding Company, Ltd.	141,787	91,785
Chunghwa Picture Tubes, Ltd. *	63,000	7,249
Chunghwa Telecom Company, Ltd. *	78,603	141,446
CMC Magnetics Corp. *	52,000	13,403
Compal Communications, Inc.	307	356
Compal Electronics, Inc.	58,909	68,312
Coretronic Corp.	17,000	21,037
Delta Electronics, Inc.	27,475	77,966
D-Link Corp.	934	829
E.Sun Financial Holding Company, Ltd. *	26,903	11,199
Epistar Corp.	4,828	17,362
Eternal Chemical Company, Ltd.	11,198	11,265
EVA Airways Corp. *	10,903	4,290
Evergreen Marine Corp. *	22,000	12,637
Everlight Electronics Company, Ltd.	4,079	13,299
Far Eastern Department Stores Company, Ltd.	14,059	13,892
Far Eastern Textile, Ltd.	44,451	51,969
Far EasTone Telecommunications
Company, Ltd.	18,927	22,087
Feng Hsin Iron & Steel Company, Ltd.	12,000	19,654

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Firich Enterprises Company, Ltd.	387	$919
First Financial Holding Company, Ltd.	73,816	45,974
Formosa Chemicals & Fibre Corp.	46,350	88,905
Formosa Petrochemical Corp.	18,990	49,709
Formosa Plastic Corp.	58,700	119,212
Formosa Taffeta Company, Ltd.	16,000	10,680
Foxconn Technology Company, Ltd.	6,674	18,941
Fubon Group Company, Ltd. *	74,000	83,458
Fuhwa Financial Holdings Company, Ltd.	121,060	89,081
HannStar Display Corp. *	85,449	18,674
High Tech Computer Corp.	10,321	113,356
Hon Hai Precision Industry Company, Ltd.	126,956	508,019
Hua Nan Financial Holdings Company, Ltd.	50,861	31,871
InnoLux Display Corp.	32,304	41,061
Inotera Memories, Inc. *	41,300	26,489
Inventec Appliances Corp.	488	482
Inventec Company, Ltd.	31,531	18,247
KGI Securities Company, Ltd.	44,000	23,560
Kinsus Interconnect Technology Corp.	4,422	12,880
Largan Precision Company, Ltd.	1,101	14,414
Lite-On Technology Corp.	24,243	31,812
Macronix International Company, Ltd.	36,847	20,296
MediaTek, Inc.	14,938	249,181
Mega Financial Holding Company, Ltd.	126,000	79,479
Mitac International	7,319	3,196
Mosel Vitelic, Inc. *	510	244
Motech Industries, Inc.	3,490	9,490
Nan Ya Plastics Corp.	75,520	123,245
Nan Ya Printed Circuit Board Corp.	3,140	10,883
Nanya Technology Corp. *	18,184	11,536
Novatek Microelectronics Corp., Ltd.	8,277	19,586
Pan-International Industrial Company, Ltd.	260	415
Phison Electronics Corp.	2,000	16,951
Pixart Imaging, Inc.	2,019	17,923
Polaris Securities Company, Ltd. *	18,150	10,636
Pou Chen Corp.	25,733	16,628
Powerchip Semiconductor Corp. *	21,613	1,983
Powertech Technology, Inc.	11,397	34,264
President Chain Store Corp.	10,224	25,020
Quanta Computer, Inc.	36,198	76,050
Realtek Semiconductor Corp.	8,112	18,931
Richtek Technology Corp.	1,155	9,959
Shin Kong Financial Holding Company, Ltd. *	102,986	40,854
Siliconware Precision Industries Company	45,426	64,078
Simplo Technology Company, Ltd.	5,000	28,315
Sino-American Silicon Products, Inc.	3,912	9,386
SinoPac Holdings Company, Ltd. *	67,000	27,369
Synnex Technology International Corp.	12,287	26,189
Taishin Financial Holdings Company, Ltd. *	45,000	19,523
Taiwan Cellular Corp.	29,242	54,051
Taiwan Cement Corp.	46,005	51,417
Taiwan Cooperative Bank	52,600	32,356
Taiwan Fertilizer Company, Ltd.	11,000	39,218
Taiwan Glass Industrial Corp.	17,753	14,046
Taiwan Secom Company, Ltd.	4,000	6,336

The accompanying notes are an integral part of the financial statements.
202

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor
Manufacturing Company, Ltd.	401,316	$805,674
Tatung Company, Ltd. *	73,000	16,574
Teco Electric & Machinery Company, Ltd.	32,000	13,888
Transcend Information, Inc.	4,405	15,749
Tripod Technology Corp.	7,322	18,727
Tung Ho Steel Enterprise Corp.	12,849	13,566
U-Ming Marine Transport Corp.	9,000	15,113
Unimicron Technology Corp.	15,453	18,710
Uni-President Enterprises Corp.	52,658	62,029
United Microelectronics Corp. *	202,259	98,568
Vanguard International Semiconductor Corp.	17,254	7,506
Wafer Works Corp.	98	164
Walsin Lihwa Corp. *	25,000	8,569
Wan Hai Lines, Ltd. *	5,200	2,757
Wintek Corp. *	24,000	17,485
Wistron Corp.	27,596	51,347
WPG Holdings Company, Ltd.	16,000	22,669
Ya Hsin Industrial Company, Ltd. * (k)	14,000	0
Yang Ming Marine Transport Corp.	25,500	9,994
Young Fast Optoelectronics Company, Ltd.	2,000	27,577
Yulon Motor Company, Ltd.	14,419	16,526
Zinwell Corp.	723	1,478

		5,266,206
Thailand - 0.28%
Advanced Info Service PCL	23,200	65,447
Bangkok Bank PCL, Foreign Shares	12,500	45,997
Bangkok Bank PCL	9,000	12,829
Bangkok Expressway PCL	4,000	2,215
Bank of Ayudhya PCL, Foreign Shares	37,100	21,311
Banpu PCL	1,800	23,046
BEC World PCL	11,019	7,454
C.P. Seven Eleven PCL	44,605	26,301
IRPC PCL	97,700	12,691
Kasikornbank PCL - Foreign Shares	15,000	39,489
Krung Thai Bank PCL	52,000	14,086
PTT Aromatics & Refining PCL	32,400	23,662
PTT Exploration & Production PCL	26,100	112,884
PTT PCL - Foreign Shares	17,900	140,371
Ratchaburi Electricity Generating Holding PCL	10,000	11,224
Siam Cement PCL	6,600	44,032
Siam Commercial Bank PCL	19,648	49,987
Thai Oil PCL	13,200	17,878
Total Access Communication PCL	5,200	6,654

		677,558
Turkey - 0.34%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	686	2,802
Akbank AS	12,003	69,977
Aksigorta AS	2,477	8,887
Anadolu Efes Biracilik ve Malt Sanayii AS	4,942	54,114
Asya Katilim Bankasi AS *	10,118	21,265
Aygaz AS	898	3,525
BIM Birlesik Magazalar AS	797	32,577
Cimsa Cimento Sanayi ve Ticaret AS	485	2,145
Dogan Sirketler Grubu Holdings AS *	16,089	12,215

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
Enka Insaat ve Sanayi AS	11,896	$50,714
Eregli Demir ve Celik Fabrikalari *	10,002	43,396
HACI Omer Sabanci Holdings, AS	6,033	23,487
Is Gayrimenkul Yatirim Ortakligi AS	3,116	3,456
KOC Holdings AS *	11,730	30,975
Petkim Petrokimya Holding AS *	1,258	6,374
Tekfen Holding AS *	4,796	13,885
Tupras Turkiye Petrol Rafine AS	1,639	27,287
Turk Sise ve Cam Fabrikalari AS *	7,327	7,837
Turk Telekomunikasyon AS	5,769	17,382
Turkcell Iletisim Hizmetleri AS	12,599	89,977
Turkiye Garanti Bankasi AS	35,281	134,045
Turkiye Halk Bankasi AS	6,636	39,621
Turkiye Is Bankasi AS	17,001	66,855
Turkiye Vakiflar Bankasi Tao *	7,301	16,835
Ulker Gida Sanayi ve Ticaret AS	1,254	3,036
Yapi ve Kredi Bankasi AS *	9,223	20,258

		802,927
United Kingdom - 13.83%
3i Group PLC	11,795	54,455
Admiral Group PLC	2,851	52,770
AMEC PLC	4,371	52,804
Anglo American PLC *	20,729	659,869
Antofagasta PLC	4,639	56,258
Associated British Foods PLC	6,240	84,516
AstraZeneca Group PLC	22,908	1,027,117
Astro All Asia Networks PLC, GDR	9,300	9,404
Autonomy Corp. PLC *	3,034	79,166
Aviva PLC	40,929	293,410
BAE Systems PLC	54,841	306,054
Barclays PLC *	174,055	1,028,665
Berkeley Group Holdings PLC *	1,342	19,027
BG Group PLC	53,078	923,736
BHP Billiton PLC	34,865	958,159
BICC PLC	5,410	27,827
BP PLC	304,662	2,698,385
British Airways PLC *	3,159	11,155
British American Tobacco PLC	31,559	991,840
British Land Company PLC	12,344	93,811
British Sky Broadcasting Group PLC	18,003	164,595
BT Group PLC	121,836	253,436
Bunzl PLC	4,340	44,021
Burberry Group PLC	5,361	43,175
Cable & Wireless PLC	34,690	79,615
Cadbury PLC	21,273	273,000
Cairn Energy PLC *	2,381	106,189
Capita Group PLC	9,104	105,160
Carnival PLC *	2,878	98,147
Carphone Warehouse Group PLC	3,727	11,395
Cattles PLC *	175	19
Centrica PLC	79,407	319,497
Cobham PLC	12,018	42,065
Compass Group PLC	26,677	163,184
Diageo PLC	39,322	604,043
Drax Group PLC	3,771	28,416
Eurasian Natural Resources Corp.	3,511	49,143

The accompanying notes are an integral part of the financial statements.
203

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
F&C Asset Management PLC	1,000	$1,241
FirstGroup PLC	5,862	38,823
Fresnillo PLC	2,849	35,132
Friends Provident Group PLC	26,110	34,727
G4S PLC	22,271	78,607
GKN PLC *	1,000	1,821
GlaxoSmithKline PLC	84,495	1,662,699
Hammerson PLC	7,588	47,891
Home Retail Group PLC	12,392	53,952
HSBC Holdings PLC	293,052	3,354,793
ICAP PLC	5,709	38,587
Imperial Tobacco Group PLC	15,917	459,915
Intercontinental Hotels Group PLC	3,059	39,667
International Power PLC	22,351	103,365
Invensys PLC	9,591	44,747
Investec PLC	3,530	25,849
J Sainsbury PLC	19,441	101,331
Johnson Matthey PLC	3,753	83,186
Kazakhmys PLC	1,787	30,784
Kingfisher PLC	35,349	120,344
Ladbrokes PLC	6,874	20,615
Land Securities Group PLC	11,075	110,681
Legal & General Group PLC	86,067	120,851
Liberty International PLC	4,774	36,637
Lloyds TSB Group PLC *	253,273	420,578
London Stock Exchange Group PLC	2,995	41,038
Lonmin PLC, ADR *	2,812	75,491
Man Group PLC, ADR	25,351	134,475
Marks & Spencer Group PLC	23,736	137,561
National Express Group PLC	500	3,825
National Grid PLC	48,473	469,151
Next Group PLC	3,410	97,989
Old Mutual PLC	74,974	120,037
Pearson PLC	12,058	148,576
Pharmstandard *	641	11,551
PIK Group, GDR *	12,475	48,897
Prudential PLC	39,138	376,636
Randgold Resources, Ltd.	1,219	85,190
Reckitt Benckiser PLC	9,451	461,884
Reed Elsevier PLC	16,874	126,374
Rexam PLC	12,743	53,159
Rio Tinto PLC	21,640	928,598
Rolls-Royce Group PLC *	28,257	212,743
Rosneft Oil Company	24,792	187,409
Royal & Sun Alliance PLC	49,324	105,585
Royal Bank of Scotland Group PLC *	260,783	220,995
Royal Dutch Shell PLC, A Shares	57,765	1,645,666
Royal Dutch Shell PLC, B Shares	42,664	1,185,301
SABMiller PLC	14,070	339,622
Schroders PLC	2,419	42,310
Scottish & Southern Energy PLC	14,495	271,780
Segro PLC	17,747	104,348
Serco Group PLC	6,810	54,982
Severn Trent PLC	2,147	33,305
Shire, Ltd.	8,387	145,678
Smith & Nephew PLC	12,677	113,556

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Smiths Group PLC	5,561	$79,022
Standard Chartered PLC	29,852	736,042
Standard Life PLC	30,895	108,268
Tesco PLC	124,092	794,029
The Sage Group PLC	23,422	87,423
Thomas Cook Group PLC	4,661	17,325
Tomkins PLC	11,231	33,895
TUI Travel PLC	6,822	27,776
Tullow Oil PLC	12,722	229,820
Unilever PLC	20,154	575,696
United Utilities Group PLC	9,411	68,716
Vedanta Resources PLC	2,522	76,894
Vodafone Group PLC	1,084,788	2,434,721
Whitbread PLC	2,697	52,412
William Morrison Supermarket PLC	31,789	141,203
Wolseley PLC *	4,292	103,603
WPP PLC, SADR	18,914	162,575
Xstrata PLC *	29,739	437,970

		33,031,453

TOTAL COMMON STOCKS (Cost $168,418,372)		$220,990,498

PREFERRED STOCKS - 2.13%

Brazil - 1.81%
Aracruz Celulose SA, Class B *	4,000	8,919
Banco Bradesco SA (h)	25,050	498,427
Banco do Estado do Rio Grande do Sul SA (h)	1,426	8,774
Bradespar SA (h)	3,100	57,045
Brasil Telecom Participacoes SA *	3,400	36,272
Brasil Telecom SA *	1,781	15,763
Braskem SA, Class A *	900	5,720
Centrais Eletricas Brasileiras SA, Class B *	2,900	40,760
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, Class A (h)	1,121	31,638
Companhia de Bebidas das Americas, ADR (h)	100	8,226
Companhia de Bebidas das Americas (h)	2,573	212,422
Companhia de Transmissao de Energia
Eletrica Paulista (h)	1,010	28,363
Companhia Energetica de Minas Gerais (h)	4,995	76,126
Companhia Energetica de Sao Paulo, Class B *	2,512	30,911
Companhia Paranaense de Energia, Class B (h)	1,100	19,465
Eletropaulo Metropolitana SA, Class B (h)	1,063	21,751
Fertilizantes Fosfatados SA *	1,400	14,462
Gerdau SA (h)	11,100	148,806
Gol Linhas Aereas Inteligentes SA *	900	9,327
Investimentos Itau SA (h)	39,567	239,421
Itau Unibanco Holding SA (h)	32,231	649,496
Klabin SA (h)	5,000	11,854
Lojas Americanas SA (h)	4,400	29,704
Metalurgica Gerdau SA (h)	4,400	73,640
Net Servicos de Comunicacao SA *	2,166	25,198
Petroleo Brasileiro SA (h)	51,400	1,015,466
Suzano Papel e Celulose SA *	3,100	32,722
Tele Norte Leste Participacoes SA (h)	3,600	68,074
Telemar Norte Leste SA, Class A (h)	1,300	42,700
Tim Participacoes SA (h)	12,229	30,441

The accompanying notes are an integral part of the financial statements.
204

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Brazil (continued)
Usinas Siderurgicas de Minas Gerais SA,
Class A (h)	3,725	$98,213
Vale SA, Class A (h)	33,168	685,227
Vivo Participacoes SA (h)	1,941	48,974

		4,324,307
Germany - 0.21%
Bayerische Motoren Werke (BMW) AG (h)	607	20,170
Henkel AG & Company KGaA (h)	2,719	117,288
Porsche Automobil Holding SE (h)	1,329	104,547
RWE AG (h)	726	59,760
Volkswagen AG (h)	1,794	208,950

		510,715
Malaysia - 0.00%
Malaysian Airline System BHD, 30.00%	1,400	309

Russia - 0.03%
Surgutneftegaz SADR (h)	18,843	65,197

South Korea - 0.08%
Hyundai Motor Company, Ltd. (h)	660	22,821
LG Electronics, Inc. (h)	220	9,850
Samsung Electronics Company, Ltd. (h)	350	146,467

		179,138

TOTAL PREFERRED STOCKS (Cost $3,281,618)		$5,079,666

WARRANTS - 0.00%

Italy - 0.00%
Mediobanca SpA
(Expiration Date 03/18/2011, Strike
Price: EUR 9.00) *	6,593	2,577
UBI Banca SCPA
(Expiration Date 06/30/2011, Strike
Price: EUR 12.30) *	75,551	9,000

		11,577
Malaysia - 0.00%
IJM Land Berhad
(Expiration Date 09/11/2013, Strike
Price: MYR 1.35) *	1,130	339

Singapore - 0.00%
Golden Agri-Resources, Ltd.
(Expiration Date 07/23/2012, Strike
Price: SGD 0.54) *	12,343	1,139

TOTAL WARRANTS (Cost $0)		$13,055

RIGHTS - 0.02%

Belgium - 0.00%
Fortis Group SA (Expiration Date 07/04/2014) *	46,244	0

France - 0.02%
BNP Paribas SA (Expiration Date 10/13/2009,
Strike Price: EUR 40.00) *	13,654	29,571

Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date
01/29/2010, Strike Price: JPY 1.00) *	4,466	1,351

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)

Malaysia - 0.00%
IJM Corp. BHD (Expiration Date 10/16/2009,
Strike Price: MYR 0.25) *	1,162	$0

Singapore - 0.00%
Genting Singapore PLC (Expiration Date
10/12/2009, Strike Price: SGD 0.80) *	8,800	1,999

Sweden - 0.00%
Swedbank AB (Expiration Date 10/06/2009,
Strike Price: SEK 39.00) *	2,500	4,931

TOTAL RIGHTS (Cost $1,461)		$37,852

SECURITIES LENDING COLLATERAL - 0.89%

United States - 0.89%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	212,072	2,122,844

TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,122,939)		$2,122,844

SHORT TERM INVESTMENTS - 1.88%
AIM Short-Term Investment Trust,
STIC Prime Portfolio,
Institutional Class	$4,502,413	$4,502,413

TOTAL SHORT TERM INVESTMENTS
(Cost $4,502,413)		$4,502,413

Total Investments (International Equity Index Trust A)
(Cost $178,326,803) - 97.44%		$232,746,328
Other assets and liabilities, net - 2.56%		6,116,149

TOTAL NET ASSETS - 100.00%		$238,862,477

The portfolio had the following five top industry concentrations as of September 30, 2009 (as a percentage of total net assets):

Banking	13.86%
International Oil	5.25%
Telecommunications Equipment & Services	4.82%
Financial Services	4.47%
Insurance	4.26%

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.58%

Australia - 5.32%
AGL Energy, Ltd.	12,076	$145,541
Alumina, Ltd. *	12,878	20,474
Amcor, Ltd.	35,096	169,473
AMP, Ltd.	46,634	267,009
Aristocrat Leisure, Ltd.	6,039	27,816
Arrow Energy NL *	13,682	51,441
Asciano Group *	35,248	51,117
Australia and New Zealand
Banking Group, Ltd.	56,481	1,210,774
Australian Stock Exchange, Ltd.	2,928	90,621

The accompanying notes are an integral part of the financial statements.
205

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Axa Asia Pacific Holdings, Ltd.	24,283	$93,119
Bendigo and Adelaide Bank, Ltd.	7,510	62,090
BHP Billiton, Ltd.	80,550	2,661,813
Billabong International, Ltd.	4,165	43,880
Bluescope Steel, Ltd.	38,107	97,613
Boral, Ltd. (a)	11,441	61,205
Brambles, Ltd.	34,567	245,242
Caltex Australia, Ltd. *	2,363	25,151
Centro Properties Group, Ltd. *	26,179	7,329
Centro Retail Group	40,025	6,458
CFS Gandel Retail Trust	51,396	90,826
Coca-Cola Amatil, Ltd.	9,731	84,096
Cochlear, Ltd.	902	53,066
Commonwealth Bank of Australia, Ltd.	33,649	1,530,001
Computershare, Ltd.	7,493	73,533
Crown, Ltd.	6,963	54,630
CSL, Ltd.	13,772	405,402
CSR, Ltd.	12,755	21,058
Dexus Property Group, REIT	65,343	48,538
Energy Resources of Australia, Ltd.	1,646	36,423
Fortescue Metals Group, Ltd. *	35,701	119,632
Foster's Group, Ltd.	47,984	234,269
General Property Trust, Ltd.	141,174	84,971
Goodman Fielder, Ltd.	12,944	19,073
Harvey Norman Holding, Ltd.	6,970	26,323
Incitec Pivot, Ltd.	32,488	80,770
James Hardie Industries, Ltd. *	8,535	58,822
John Fairfax Holdings, Ltd.	28,706	43,496
Leighton Holdings, Ltd.	2,104	66,894
Lend Lease Corp.	6,315	58,791
Lion Nathan, Ltd.	5,172	52,239
Macquarie Airports, Ltd.	14,402	35,936
Macquarie Group, Ltd.	8,722	449,229
Macquarie Infrastructure Group	30,478	39,525
Metcash, Ltd.	10,625	42,140
Mirvac Group, Ltd.	19,007	28,049
National Australia Bank, Ltd.	45,332	1,225,304
Newcrest Mining, Ltd.	11,261	316,596
NRMA Insurance Group, Ltd.	47,431	157,707
Nufarm, Ltd.	3,864	38,644
OneSteel, Ltd.	12,841	34,108
Orica, Ltd.	9,037	186,754
Origin Energy, Ltd.	21,341	305,827
Oxiana, Ltd. *	49,661	49,596
Paladin Resources, Ltd. * (a)	13,414	52,829
Perpetual Trust of Australia, Ltd.	483	16,558
Qantas Airways, Ltd.	28,030	70,571
QBE Insurance Group, Ltd. (a)	23,440	495,815
Rio Tinto, Ltd.	10,531	547,817
Santos, Ltd.	19,956	266,153
Sims Group, Ltd.	2,333	46,595
Sonic Healthcare, Ltd.	6,727	83,945
Stockland Company, Ltd.	54,372	194,803
Suncorp-Metway, Ltd.	33,771	263,307
TABCORP Holdings, Ltd.	13,195	83,092
Tattersall's, Ltd.	17,478	39,087

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Telstra Corp., Ltd.	101,554	$292,530
Toll Holdings, Ltd.	18,598	139,237
Transurban Group, Ltd. *	22,941	82,788
Virgin Blue Holdings, Ltd. *	16,809	6,339
Wesfarmers, Ltd.	1,725	40,485
Wesfarmers, Ltd.	21,808	507,819
Westfield Group	43,897	534,508
Westpac Banking Corp., Ltd.	69,451	1,600,094
Woodside Petroleum, Ltd.	11,495	526,112
Woolworths, Ltd.	28,083	723,574
WorleyParsons, Ltd.	2,300	60,177

		18,164,669
Austria - 0.29%
Erste Bank der Oesterreichischen
Sparkassen AG	5,593	250,261
Oesterreichische Elektrizitaets AG, Class A	2,067	104,689
OMV AG	4,128	166,440
Raiffeisen International Bank Holding AG	1,832	119,590
Telekom Austria AG	8,595	155,108
Voestalpine AG	3,174	113,671
Wiener Staedtische Allgemeine
Versicherung AG	1,386	79,193

		988,952
Belgium - 0.78%
Anheuser-Busch InBev NV	17,229	787,808
Anheuser-Busch InBev NV *	7,944	35
Belgacom SA	4,112	160,224
Colruyt SA	424	99,683
Compagnie Nationale A Portefeuille, ADR	1,156	62,900
Delhaize Group	2,427	168,472
Dexia SA *	16,735	154,407
Fortis Group SA *	59,583	279,716
Fortis *	24,938	73
Groupe Bruxelles Lambert SA	1,968	181,913
KBC Ancora, ADR *	3,290	94,379
KBC Bancassurance Holding NV *	4,618	232,504
Mobistar SA	890	61,646
Solvay SA	1,495	155,271
UCB SA	2,618	111,034
Umicore	3,412	102,333

		2,652,398
Bermuda - 0.09%
China Yurun Food Group, Ltd	35,000	75,339
Chinese Estates Holdings, Ltd.	30,425	52,692
SeaDrill, Ltd., GDR *	7,813	162,928

		290,959
Brazil - 1.36%
All America Latina Logistica SA	7,500	57,829
Aracruz Celulose SA, SADR *	581	12,933
B2W Companhia Global Do Varejo	779	21,898
Banco do Brasil SA	6,700	118,109
BM&F BOVESPA SA	26,644	196,416
Brasil Telecom Participacoes SA, ADR *	388	20,680
Braskem SA, SADR *	1,584	19,943

The accompanying notes are an integral part of the financial statements.
206

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
Centrais Eletricas Brasileiras SA, ADR, Class
B *	1,429	$19,932
Centrais Eletricas Brasileiras SA, ADR *	2,381	36,819
Centrais Eletricas Brasileiras SA *	6,700	104,380
Cia de Concessoes Rodoviarias, ADR	2,100	35,929
Cia de Saneamento Basico do Estado de Sao
Paulo *	1,990	38,304
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR	314	17,678
Companhia Siderurgica Nacional SA	9,700	297,746
Companhia Vale do Rio Doce	34,200	795,156
Cosan SA Industria e Comercio *	3,511	38,764
CPFL Energia SA	2,200	39,664
Cyrela Brazil Realty SA	4,000	52,043
Diagnosticos da America SA *	1,100	28,450
EDP - Energias do Brasil SA	2,900	47,799
Empresa Brasileira de Aeronautica SA, ADR *	1,026	23,536
Empresa Brasileira de Aeronautica SA *	10,800	62,486
Gerdau SA	2,642	27,664
Global Village Telecom Holding SA *	3,876	88,717
JBS SA	15,473	80,527
Marfrig Frigorificos e Comercio de Alimentos
SA *	4,457	42,391
MRV Engenharia e Participacoes SA	2,167	41,588
Natura Cosmeticos SA	2,300	41,479
OGX Petroleo e Gas Participacoes SA	300	229,452
Perdigao SA *	2,160	57,548
Petroleo Brasileiro SA	53,900	1,242,840
Porto Seguro SA *	4,419	44,898
Redecard SA	7,084	108,963
Souza Cruz SA	1,400	49,161
Tele Norte Leste Participacoes SA, ADR	2,994	56,257
Tele Norte Leste Participacoes SA	2,500	56,446
Tractebel Energia SA	6,200	73,073
Ultrapar Participacoes SA	1,500	60,462
Usinas Siderurgicas de Minas Gerais
SA, SADR	2,431	63,941
Usinas Siderurgicas de Minas Gerais SA	2,200	56,267
Vivo Participacoes SA	322	8,131
Votorantim Celulose e Papel SA, SADR *	780	12,800
Votorantim Celulose e Papel SA *	4,459	73,167
Weg SA	4,600	43,829

		4,646,095
Bulgaria - 0.00%
BGP Holdings PLC *	141,174	0

Canada - 6.79%
Agnico-Eagle Mines, Ltd.	3,613	244,354
Agrium, Inc.	3,461	173,010
Alimentation Couche Tard, Inc.	4,300	75,305
ARC Energy Trust	2,700	50,941
Astral Media, Inc.	1,600	49,465
Bank of Montreal	12,209	617,720
Bank of Nova Scotia	23,948	1,093,110
Barrick Gold Corp.	19,930	754,646
BCE, Inc.	6,373	157,085
Biovail Corp.	4,450	68,663

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Bombardier, Inc.	34,838	$161,719
Brookfield Asset Management, Inc.	10,851	246,989
Brookfield Properties Corp.	6,634	75,222
CAE, Inc.	7,016	59,305
Cameco Corp.	8,666	240,477
Canadian Imperial Bank of Commerce	8,630	526,272
Canadian National Railway Company	10,598	521,956
Canadian Natural Resources, Ltd.	12,322	832,093
Canadian Oil Sands Trust	5,700	163,709
Canadian Pacific Railway, Ltd.	3,974	185,959
Canadian Tire Corp., Ltd.	1,954	105,415
Canadian Utilities, Ltd.	2,100	74,318
CGI Group, Inc. *	6,976	81,706
CI Financial Corp.	4,133	79,483
Crescent Point Energy Corp.	1,400	47,336
Eldorado Gold Corp. *	9,100	103,354
Empire Company, Ltd.	800	32,661
Enbridge, Inc.	7,876	305,801
EnCana Corp.	18,064	1,046,064
Enerplus Resources Fund	4,100	93,822
Ensign Energy Services, Inc.	3,400	51,572
Fairfax Financial Holdings, Ltd.	359	133,363
Finning International, Inc.	4,338	64,828
First Quantum Minerals, Ltd.	2,100	137,300
Fortis, Inc.	3,500	81,661
Franco-Nevada Corp.	2,200	57,720
George Weston, Ltd.	1,336	69,555
Gerdau Ameristeel Corp.	4,100	32,703
Gildan Activewear, Inc. *	3,600	71,149
Goldcorp, Inc.	16,556	664,621
Great-West Lifeco, Inc.	6,776	168,095
Groupe Aeroplan, Inc.	5,536	51,190
Husky Energy, Inc.	6,052	170,371
IAMGOLD Corp.	8,000	113,053
IGM Financial, Inc.	2,896	114,850
Imperial Oil, Ltd.	6,803	258,929
Industrial Alliance Insurance and Financial
Services, Inc.	2,000	54,752
Inmet Mining Corp.	1,200	67,204
Intact Financial Corp.	2,100	66,453
Ivanhoe Mines, Ltd. *	7,500	96,390
Jazz Air Income Fund *	481	1,649
Kinross Gold Corp.	16,090	350,609
Loblaw Companies, Ltd.	2,737	80,782
Magna International, Inc.	2,643	112,642
Manitoba Telecom Services, Inc.	900	28,009
Manulife Financial Corp. (c)	36,824	773,866
MDS, Inc. *	1,600	13,106
Metro, Inc.	2,700	88,239
National Bank of Canada	3,768	209,543
Nexen, Inc.	10,364	235,614
Niko Resources, Ltd.	900	70,401
Onex Corp.	2,532	62,055
Open Text Corp. *	1,300	48,702
Pan American Silver Corp. *	2,100	48,212
Penn West Energy Trust	14,713	233,341

The accompanying notes are an integral part of the financial statements.
207

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Potash Corp. of Saskatchewan, Inc.	6,911	$626,905
Power Corp. of Canada	7,617	208,309
Power Financial Corp. (a)	5,322	153,350
Precision Drilling Trust, ADR	1,714	11,462
Progress Energy Resources Corp.	5,100	65,831
Provident Energy Trust	6,100	35,324
QLT, Inc. *	230	849
Research In Motion, Ltd. *	12,300	831,527
RioCan Real Estate Investment Trust	2,900	48,755
Ritchie Bros. Auctioneers, Inc. (a)	2,600	64,353
Rogers Communications, Inc., Class B	11,142	314,596
Royal Bank of Canada	33,876	1,820,916
Saputo, Inc.	3,600	84,498
Shaw Communications, Inc.	8,302	150,276
Sherritt International Corp.	6,300	45,074
Shoppers Drug Mart Corp.	4,556	186,980
Silver Wheaton Corp. *	7,100	90,122
Sino-Forest Corp. *	4,100	64,756
SNC-Lavalin Group, Inc.	3,613	163,161
Sun Life Financial, Inc.	12,552	393,331
Suncor Energy, Inc.	35,373	1,235,651
Talisman Energy, Inc.	22,926	398,927
Teck Cominco, Ltd. *	11,314	311,739
Telus Corp.	1,800	58,069
Telus Corp.	3,544	110,261
Thomson Corp.	8,611	288,736
TMX Group, Inc.	1,924	64,532
Toronto Dominion Bank Ontario	20,500	1,325,947
TransAlta Corp.	4,921	100,383
Trans-Canada Corp.	14,350	447,261
Trican Well Service, Ltd.	3,800	49,335
Vermilion Energy Trust	900	24,865
Viterra, Inc. * (a)	5,600	55,861
Yamana Gold, Inc.	16,938	182,250
Yellow Pages Income Fund	7,800	39,341

		23,204,022
Cayman Islands - 0.04%
China Dongxiang Group Company	87,500	57,903
China High Speed Transmission Equipment
Group Company, Ltd.	37,000	75,291
Hopewell Highway Infrastructure, Ltd.	1,736	1,060

		134,254
Chile - 0.33%
Banco Santander Chile SA, ADR	4,156	239,136
Banco Santander SA	3,360	54,402
Centros Comerciales Sudamericanos SA, ADR (g)	4,856	198,979
Cia Cervecerias Unidas SA, ADR	1,534	52,678
Corpbanca SA, SADR	1,550	50,251
Embotelladora Andina SA, ADR, Series A	1,498	22,544
Embotelladora Andina SA, ADR, Series B	2,648	47,558
Empresa Nacional de Electricidad SA, ADR	2,350	110,145
Enersis SA, SADR	5,590	103,135
Inversiones Aguas Metropolitanas SA, ADR (g)	2,075	48,273
Lan Airlines SA, SADR	5,840	76,971
Madeco SA, SADR	1,566	10,320

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chile (continued)
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	1,829	$71,569
Vina Concha Y Toro SA, ADR	908	37,818

		1,123,779
China - 2.22%
Air China, Ltd., Class H *	128,534	74,440
Aluminum Corp. of China, Ltd. *	81,220	88,511
Angang New Steel Company, Ltd., Class H	51,547	96,395
Bank of China, Ltd.	1,384,079	724,037
Bank of Communications Company, Ltd.,
Class H	123,121	148,902
Beijing Capital International Airport Company,
Ltd., Class H *	74,789	46,160
Beijing Datang Power Generation
Company, Ltd., Class H	142,864	74,193
BYD Company, Ltd., Class H *	10,705	87,322
Chaoda Modern Agriculture Holdings, Ltd.	88,940	53,718
China BlueChemical, Ltd.	70,000	37,686
China CITIC Bank	127,000	83,689
China Coal Energy Company, Series H	91,000	118,806
China Communications
Construction Company, Ltd.	90,800	97,553
China Communications Services Corp., Ltd.,
Class H	72,000	39,124
China Construction Bank Corp.	1,088,382	866,072
China COSCO Holdings Company, Ltd.	50,796	60,219
China Life Insurance Company, Ltd.	180,624	789,834
China Merchants Bank Company, Ltd.	132,470	292,786
China National Building Material Company,
Ltd.	24,000	55,827
China Oilfield Services, Ltd., Series H	70,000	65,234
China Petroleum & Chemical Corp., Class H	377,970	322,280
China Railway Construction Corp. - Hong
Kong Exchange	71,500	94,516
China Railway Group, Ltd. *	75,000	64,038
China Shenhua Energy Company, Ltd.	80,000	343,936
China Shipping Container Lines Company, Ltd. *	202,473	73,014
China Shipping Development Company, Ltd.,
Class H	56,432	70,174
China Telecom Corp., Ltd.	301,604	143,037
Country Garden Holdings Company, Ltd.	119,502	42,919
Dongfeng Motor Group Company, Ltd.	51,220	53,607
Foxconn International Holdings, Ltd. *	18,000	11,933
Guangdong Investment, Ltd.	115,220	56,413
Guangshen Railway Company, Ltd., Class H	84,789	34,252
Guangzhou R&F Properties Company, Ltd.,
Class H	18,800	32,908
Huaneng Power International, Inc., Class H	125,436	82,149
Industrial & Commercial Bank of China, Ltd.	1,008,400	754,436
Jiangsu Expressway, Ltd.	49,145	40,144
Jiangxi Copper Company, Ltd., Class H	24,075	53,359
Lenovo Group, Ltd.	81,436	36,041
Maanshan Iron & Steel Company, Ltd. *	94,075	56,055
PetroChina Company, Ltd., Class H	512,261	583,530
PICC Property & Casualty Company, Ltd.,
Class H *	111,220	76,264
Shanghai Electric Group Company, Ltd.	146,864	70,332

The accompanying notes are an integral part of the financial statements.
208

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
Shui On Land, Ltd.	102,300	$58,345
Sinopec Shanghai Petrochemical
Company, Ltd., Class H *	127,934	53,508
Tingyi Cayman Islands Holding Corp.	32,000	66,095
Tsingtao Brewery Company, Ltd., Series H	14,000	53,018
Want Want China Holdings, Ltd.	79,000	46,329
Weichai Power Company, Ltd.	10,200	53,283
Yanzhou Coal Mining Company, Ltd., Class H	35,990	51,416
Zhejiang Expressway Company, Ltd., Class H	67,718	59,063
Zijin Mining Group, Ltd.	82,411	80,195
ZTE Corp., Class H	14,326	75,157

		7,592,254
Colombia - 0.16%
BanColombia SA, ADR	12,831	550,835

Czech Republic - 0.12%
CEZ AS	4,591	244,766
Komercni Banka AS	434	86,619
Telefonica Czech Republic AS	3,091	76,544

		407,929
Denmark - 0.68%
A P Moller Maersk AS, Series A	15	100,885
A P Moller Maersk AS	29	200,703
Carlsberg AS, B Shares	2,648	192,777
Coloplast AS	741	62,212
Danske Bank AS *	11,602	304,606
DSV AS, ADR *	5,570	99,871
H. Lundbeck AS	1,500	31,247
Novo Nordisk AS	10,610	666,405
Novozymes AS, B Shares	1,186	111,867
Topdanmark AS *	472	71,398
TrygVesta AS	800	61,295
Vestas Wind Systems AS *	4,989	362,413
William Demant Holdings AS *	918	68,393

		2,334,072
Egypt - 0.14%
Commercial International Bank	6,529	68,766
Egypt Kuwait Holding Company	14,352	34,755
Egyptian Company for Mobile Services	919	36,886
Egyptian Financial Group-Hermes Holding	4,582	24,740
EL Ezz Aldekhela Steel Alexandria	72	11,253
EL EZZ Steel Company	2,373	6,577
ElSwedy Cables Holding Company	1,884	26,696
Orascom Construction Industries	2,907	122,584
Orascom Telecom Holding SAE	17,394	109,915
Sidi Kerir Petrochemicals Company	9,345	20,088
Telecom Egypt	8,967	29,216

		491,476
Finland - 0.90%
Elisa Oyj, Class A	4,053	83,232
Fortum Corp. Oyj	11,013	282,730
Kesko Oyj	1,931	64,845
Kone Corp. Oyj	3,916	144,148
Metso Oyj	3,873	109,295
Neste Oil Oyj	3,830	70,840

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Finland (continued)
Nokia AB Oyj	89,406	$1,314,863
Nokian Renkaat Oyj (a)	3,440	80,298
Orion Oyj, Series B	2,762	51,083
Outokumpu Oyj	3,813	71,645
Pohjola Bank PLC	6,240	71,293
Rautaruukki Oyj	2,619	62,794
Sampo Oyj, Class A	10,470	263,818
Sanoma WSOY Oyj (a)	2,800	61,900
Stora Enso Oyj, Series R *	15,153	105,843
UPM-Kymmene Oyj	12,901	154,634
Wartsila Oyj Corp. (a)	2,331	93,593

		3,086,854
France - 6.96%
Accor SA	3,317	184,772
Aeroports de Paris	664	59,810
Air France KLM *	1,926	35,093
Air Liquide	5,679	645,805
Alcatel-Lucent *	48,795	218,638
Alstom SA	4,718	345,035
Atos Origin SA *	1,154	58,339
AXA Group SA	37,947	1,026,796
BNP Paribas SA	19,704	1,575,972
Bouygues SA	5,246	267,365
Bureau Veritas SA	600	33,866
Cap Gemini SA	2,901	152,129
Carrefour SA	14,514	658,934
Casino Guichard-Perrachon SA	856	68,157
Christian Dior SA	1,616	159,835
Cie Generale de Geophysique-Veritas *	3,169	74,168
CNP Assurances SA	702	71,548
Compagnie de Saint-Gobain SA	8,508	442,514
Compagnie Generale des Etablissements
Michelin, Class B	3,222	253,510
Credit Agricole SA	20,620	431,239
Dassault Systemes SA	1,217	67,948
Eiffage SA	762	48,573
Electricite de France	5,451	323,973
Eramet	71	24,608
Essilor International SA	4,395	250,549
Eurazeo	241	15,781
European Aeronautic Defence &
Space Company	9,459	212,548
Eutelsat Communications *	1,618	49,275
Fonciere Des Regions	505	58,835
France Telecom SA	44,243	1,183,438
GDF Suez	29,107	1,301,367
GDF Suez *	3,381	5
Gecina SA	188	22,453
Groupe DANONE	13,083	791,471
Hermes International SA	1,244	183,711
ICADE	337	36,110
Iliad SA	282	31,824
Imerys SA	560	32,196
JC Decaux SA *	827	17,932
Klepierre SA	2,104	83,474
Lafarge SA	4,812	430,181

The accompanying notes are an integral part of the financial statements.
209

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Lagardere SCA	2,403	$112,126
Legrand SA, ADR	1,934	53,877
L'Oreal SA	5,372	536,973
LVMH Moet Hennessy SA	5,467	550,572
M6-Metropole Television	1,073	28,240
Natixis *	13,752	83,019
Neopost SA	620	55,664
PagesJaunes Groupe SA (a)	1,671	21,680
Pernod-Ricard SA	4,269	339,540
PPR SA	1,611	206,767
PSA Peugeot Citroen SA *	3,000	91,712
Publicis Groupe SA	2,591	104,092
Renault Regie Nationale SA *	3,943	184,420
Safran SA	3,842	71,995
Sanofi-Aventis SA	24,773	1,818,731
Schneider Electric SA	5,593	567,390
SCOR SE	3,545	96,938
Societe BIC SA	433	30,807
Societe Des Autoroutes Paris-Rhin-Rhone	378	28,823
Societe Generale	11,655	939,166
Societe Television Francaise 1	2,128	37,458
Sodexho Alliance	1,964	118,057
Suez Environnement SA	5,606	128,549
Suez SA	310	13,761
Technip SA	2,156	138,008
Thales SA	1,824	90,526
Total SA	51,200	3,048,014
Unibail-Rodamco SE, REIT	1,809	376,301
Valeo SA *	140	3,698
Vallourec SA	1,221	207,087
Veolia Environnement SA	8,292	318,529
Vinci SA	10,050	569,588
Vivendi SA	27,747	860,423

		23,762,308
Germany - 5.43%
Adidas-Salomon AG	4,772	252,622
Allianz SE	10,698	1,336,700
BASF SE	21,839	1,156,253
Bayer AG	17,973	1,244,803
Bayerische Motoren Werke (BMW) AG	7,810	377,004
Beiersdorf AG	2,228	130,930
Celesio AG	1,332	36,658
Commerzbank AG * (a)	17,830	226,251
Daimler AG	21,364	1,075,789
Deutsche Bank AG	13,218	1,014,795
Deutsche Boerse AG	4,598	375,787
Deutsche Lufthansa AG	6,027	107,003
Deutsche Post AG	19,854	371,992
Deutsche Postbank AG *	2,466	87,236
Deutsche Telekom AG	66,798	913,286
E.ON AG	45,725	1,941,626
Fraport AG, ADR	836	44,478
Fresenius AG	362	17,829
Fresenius Medical Care AG	4,523	225,314
Fresenius SE	2,077	121,691
GEA Group AG	4,283	89,366

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Hamburger Hafen und Logistik AG	366	$16,490
Hannover Rueckversicherung AG *	1,731	79,437
Henkel AG & Company KGaA	3,402	123,616
Hochtief AG	1,184	90,337
Infineon Technologies AG *	29,103	164,253
K&S AG	3,540	193,188
Linde AG	3,490	378,869
MAN AG	2,632	217,260
Merck KGaA	1,586	157,736
Metro AG	2,895	163,773
Muenchener Rueckversicherungs-
Gesellschaft AG (MunichRe)	4,898	781,465
Puma AG	78	25,916
Qiagen AG *	5,180	109,965
RWE AG	10,121	941,197
Salzgitter AG	1,027	98,436
SAP AG	20,754	1,011,272
Siemens AG	19,802	1,835,555
Solarworld AG (a)	2,273	55,233
Suedzucker AG	2,022	41,026
Thyssen Krupp AG	8,580	295,520
TUI AG * (a)	2,454	25,338
United Internet AG *	1,746	26,374
Volkswagen AG (a)	3,121	512,560
Wacker Chemie AG	444	69,222

		18,561,451
Greece - 0.44%
Alpha Bank A.E. *	7,958	147,365
Bank of Cyprus PCL	13,140	100,724
Bank of Piraeus SA *	6,558	122,292
Coca-Cola Hellenic Bottling Company SA	3,310	88,195
EFG Eurobank Ergas SA *	6,561	103,971
Hellenic Petroleum SA	3,350	38,088
Hellenic Telecommunications Organization SA	5,650	93,749
Marfin Financial Group SA Holdings *	26,932	116,507
National Bank of Greece SA *	11,104	401,532
OPAP SA	4,860	125,676
Public Power Corp. SA *	4,490	100,335
Titan Cement Company SA	1,790	62,057

		1,500,491
Hong Kong - 2.85%
Agile Property Holdings, Ltd.	30,789	35,931
Alibaba.com, Ltd. *	48,600	112,107
Anhui Conch Cement Company, Ltd., Class H	8,930	59,056
ASM Pacific Technology, Ltd.	414	2,918
Bank of East Asia, Ltd.	28,804	103,248
Beijing Enterprises Holdings, Ltd.	15,286	80,127
Belle International Holdings, Ltd., GDR	89,978	91,316
BOC Hong Kong Holdings, Ltd.	67,828	148,296
Cathay Pacific Airways, Ltd. *	16,782	26,529
Cheung Kong Holdings, Ltd.	32,849	413,831
Cheung Kong Infrastructure Holdings, Ltd.	9,772	35,010
China Agri-Industries Holdings, Ltd.	67,216	62,752
China Everbright, Ltd.	34,216	77,250
China Insurance International Holdings
Company, Ltd. *	34,000	91,058

The accompanying notes are an integral part of the financial statements.
210

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
China Mengniu Dairy Company, Ltd. *	20,502	$52,036
China Merchants Holdings International
Company, Ltd.	21,453	70,602
China Mobile, Ltd.	144,530	1,417,464
China Overseas Land & Investment, Ltd.	89,522	192,007
China Resource Power Holdings, Ltd.	31,667	72,998
China Resources Enterprises, Ltd.	23,145	66,913
China Resources Land, Ltd.	46,789	101,677
China Travel International Investment
Hong Kong, Ltd.	176,291	34,841
China Unicom, Ltd.	129,432	181,081
Citic Pacific, Ltd.	19,967	52,107
CLP Holdings, Ltd.	49,289	335,368
CNOOC, Ltd.	434,274	588,350
CNPC Hong Kong, Ltd.	40,000	31,532
Cosco Pacific, Ltd.	53,801	76,692
Denway Motors, Ltd.	92,441	41,123
Dongfang Electrical Machinery Company, Ltd.	10,000	49,861
Esprit Holdings, Ltd.	19,515	130,875
Fosun International	92,000	64,220
Giordano International, Ltd.	611	152
Gome Electrical Appliances Holdings, Ltd. *	210,384	55,761
Hang Lung Group, Ltd.	16,000	79,410
Hang Lung Properties, Ltd.	37,326	136,833
Hang Seng Bank, Ltd.	18,619	266,468
Harbin Power Equipment Company, Ltd.	42,000	39,226
Henderson Land Development Company, Ltd.	20,527	131,354
Hengan International Group Company, Ltd.	12,000	72,546
Hong Kong & China Gas Company, Ltd.	74,244	187,356
Hong Kong Aircraft Engineering Company, Ltd.	800	9,537
Hong Kong Electric Holdings, Ltd.	25,582	140,341
Hong Kong Exchanges & Clearing, Ltd.	25,430	456,771
Hopewell Holdings, Ltd.	9,362	29,265
Huabao International Holdings, Ltd.	45,000	48,221
Hutchison Telecommunications Hong Kong
Holdings, Ltd.	39,668	6,638
Hutchison Telecommunications
International, Ltd. *	39,668	8,220
Hutchison Whampoa, Ltd.	51,377	368,028
Hysan Development Company, Ltd.	6,534	16,342
Johnson Electronic Holdings, Ltd. *	25	10
Kerry Properties, Ltd.	7,438	39,949
Kingboard Chemical Holdings, Ltd.	7,772	29,412
Li & Fung, Ltd.	45,971	187,506
Li Ning Company, Ltd.	31,751	97,702
Lifestyle International Holdings, Ltd.	8,500	13,079
Link, REIT	40,689	89,728
Mongolia Energy Company, Ltd. *	66,845	23,665
MTR Corp., Ltd.	26,946	92,942
New World Development Company, Ltd.	44,419	93,866
Noble Group, Ltd.	53,800	92,662
NWS Holdings, Ltd.	20,024	38,820
Orient Overseas International, Ltd.	3,562	18,101
Parkson Retail Group, Ltd.	42,500	62,701
Ping An Insurance Group Company of China,
Ltd.	28,145	222,143

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Shandong Weigao Group Medical Polymer
Company, Ltd.	12,000	$39,466
Shanghai Industrial Holdings, Ltd.	19,930	89,880
Shangri-La Asia, Ltd.	18,296	34,469
Shimao Property Holdings, Ltd., GDR	30,500	51,334
Sino Land Company, Ltd.	31,761	56,520
Sinofert Holdings, Ltd.	82,000	35,874
Sino-Ocean Land Holdings, Ltd.	65,027	58,282
Soho China, Ltd.	74,000	39,416
Sun Hung Kai Properties, Ltd.	33,611	493,493
Swire Pacific, Ltd., Class A	15,163	177,934
Techtronic Industries Company, Ltd.	15	12
Television Broadcasting Company, Ltd.	4,181	18,112
Tencent Holdings, Ltd.	20,000	321,602
Wharf Holdings, Ltd.	24,876	131,240
Wheelock and Company, Ltd.	28,000	91,335
Wing Hang Bank, Ltd.	2,096	20,606
Yue Yuen Industrial Holdings, Ltd.	12,067	33,822

		9,747,328
Hungary - 0.13%
Gedeon Richter Rt.	489	101,574
Magyar Telekom Rt.	16,414	71,968
MOL Magyar Olaj & Gazipari Rt. *	1,183	99,216
OTP Bank Rt. * (a)	5,811	167,414

		440,172
India - 1.61%
Dr. Reddy's Laboratories, Ltd., ADR (a)	4,103	80,009
Grasim Industries, Ltd., ADR (g)	1,318	76,391
Hindalco Industries, Ltd., ADR (g)	10,691	22,986
ICICI Bank, Ltd., SADR	16,922	652,512
Infosys Technologies, Ltd., ADR (a)	23,537	1,141,309
Larsen & Toubro, Ltd., ADR (g)	2,684	94,248
Mahindra & Mahindra, Ltd., ADR	3,280	59,073
Ranbaxy Laboratories, Ltd., ADR *	5,719	48,612
Reliance Capital, Ltd. (g)	2,081	39,710
Reliance Communication, Ltd., ADR (g)	45,509	292,655
Reliance Energy, Ltd., ADR (g)	1,080	82,254
Reliance Industries, Ltd., GDR * (g)	23,981	2,208,650
Reliance Natural Resources, Ltd., ADR * (g)	26,221	95,987
Satyam Computer Services, Ltd., ADR	15,376	101,174
State Bank of India GDR	1,201	109,171
Tata Communications, Ltd., ADR	1,174	24,208
Tata Motors, Ltd., SADR (a)	9,820	127,267
Wipro, Ltd., ADR (a)	13,070	234,607

		5,490,823
Indonesia - 0.38%
Aneka Tambang Tbk PT	104,625	26,502
Astra Agro Lestari Tbk PT	12,658	27,561
Astra International Tbk PT	41,483	142,863
Bank Central Asia Tbk PT	256,274	122,088
Bank Danamon Indonesia Tbk PT	89,071	45,367
Bank Mandiri Tbk PT	132,378	64,340
Bank Pan Indonesia Tbk PT *	33,314	2,945
Bank Rakyat Indonesia Tbk PT	110,501	85,200
Berlian Laju Tanker Tbk PT	64,000	5,190

The accompanying notes are an integral part of the financial statements.
211

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Indonesia (continued)
Bumi Resources Tbk PT	351,780	$117,273
Energi Mega Persada Tbk PT *	138,000	5,446
Gudang Garam Tbk PT	16,482	25,372
Indocement Tunggal Prakarsa Tbk PT	26,487	28,935
Indofood Sukses Makmur Tbk PT	122,905	38,248
Indosat Tbk PT, ADR	418	11,658
Indosat Tbk PT	12,500	7,009
International Nickel Indonesia Tbk PT *	60,000	25,748
Kalbe Farma Tbk PT	159,571	21,867
Lippo Karawaci Tbk PT *	548,500	38,032
Perusahaan Gas Negara Tbk PT	200,985	75,892
PT Telekomunikiasi Indonesia Tbk PT, SADR	179	6,390
Semen Gresik Persero Tbk PT	44,140	28,660
Tambang Batubara Bukit Asam Tbk PT	46,500	67,805
Telekomunikasi Indonesia Tbk PT	213,000	189,471
Unilever Indonesia Tbk PT	23,500	25,988
United Tractors Tbk PT	47,796	77,111

		1,312,961
Ireland - 0.35%
Allied Irish Banks PLC - London Exchange *	23,589	110,864
Allied Irish Banks PLC *	2,483	11,897
Anglo Irish Bank Corp. PLC *	23,067	16,148
Bank of Ireland - London Exchange *	2,975	14,919
Bank of Ireland *	26,967	133,746
C&C Group PLC	243	1,033
CRH PLC - London Exchange	6,286	174,752
CRH PLC	10,431	289,104
Elan Corp. PLC *	7,867	56,421
Elan Corp. PLC *	4,312	30,854
Experian Group, Ltd.	24,775	208,463
Greencore Group PLC	26	60
Kerry Group PLC	1,226	35,074
Kerry Group PLC	2,506	71,510
Paddy Power PLC - London Exchange	51	1,549
Ryanair Holdings PLC, SADR *	1,736	50,413

		1,206,807
Israel - 0.61%
Bank Hapoalim, Ltd. *	19,001	67,957
Bank Leumi Le-Israel, Ltd. *	31,056	119,828
Bezek Israeli Telecommunications Corp., Ltd.	32,666	70,305
Cellcom Israel, Ltd.	1,650	50,210
Check Point Software Technologies, Ltd. *	3,564	101,039
Delek Group, Ltd.	259	43,820
Delek Real Estate, Ltd. *	2,643	2,963
Discount Investment Corp.	2,271	51,440
Elbit Systems, Ltd.	366	24,859
Given Imaging Corp., ADR *	127	1,894
Harel Insurance Investments, Ltd. *	238	11,416
ICL Israel Chemicals, Ltd.	12,765	146,639
Israel Corp., Ltd. *	35	21,199
Israel Discount Bank, Ltd.	35,175	66,785
Makhteshim-Agam Industries, Ltd.	4,734	21,458
Migdal Insurance Holdings, Ltd. *	8,348	13,428
Nice Systems, Ltd. *	2,690	81,319
Ormat Industries, Ltd.	4,567	38,409

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Israel (continued)
Partner Communications, Ltd.	1,256	$23,687
RADWARE, Ltd., ADR *	437	4,908
Syneron Medical, Ltd., ADR *	692	7,896
Teva Pharmaceutical Industries, Ltd.	21,014	1,061,527
United Mizrahi Bank, Ltd. *	6,753	57,737

		2,090,723
Italy - 2.62%
A2A SpA	34,264	67,441
Alleanza Assicurazioni SpA	8,290	74,826
Assicurazioni Generali SpA	25,256	692,635
Autogrill SpA *	1,665	20,152
Autostrade SpA	6,556	159,060
Banca Carige SpA	21,810	65,195
Banca Intesa SpA - Non convertible	25,099	89,364
Banca Monte dei Paschi Siena SpA	66,077	141,618
Banca Popolare di Milano SpA	11,502	87,577
Banche Popolari Unite SpA	14,795	227,507
Banco Popolare Societa Cooperativa *	16,645	159,796
Enel SpA	167,777	1,065,480
Eni SpA	61,045	1,528,380
Exor SpA	1,998	37,012
Fiat SpA *	18,108	233,557
Finmeccanica SpA	9,840	174,105
Fondiaria-Sai SpA	716	15,083
Intesa Sanpaolo SpA *	176,453	781,099
Italcementi SpA, RNC	1,788	15,104
Italcementi SpA	907	13,983
Lottomatica SpA	1,056	23,671
Luxottica Group SpA *	2,689	69,725
Mediaset SpA	20,289	142,264
Mediobanca SpA	12,888	176,397
Mediolanum SpA	4,623	32,225
Parmalat SpA	43,849	121,498
Pirelli & Company SpA *	30,119	16,169
Prysmian SpA	2,267	42,611
Saipem SpA	6,626	199,439
Saras SpA	3,605	13,935
Snam Rete Gas SpA	37,347	181,785
Telecom Italia SpA	233,300	409,867
Telecom Italia SpA	145,996	179,574
Tenaris SA	11,685	208,170
Terna SpA	30,415	118,659
UniCredit Italiano SpA *	340,903	1,336,049
Unipol Gruppo Finanziario SpA, ADR *	17,238	26,179

		8,947,191
Japan - 14.10%
ABC-MART, Inc.	700	21,719
Acom Company, Ltd. (a)	567	8,679
Advantest Corp.	4,280	116,905
AEON Company, Ltd.	15,804	150,418
AEON Credit Service Company, Ltd.	877	8,761
Aeon Mall Company, Ltd.	600	12,376
Aioi Insurance Company, Ltd.	10,000	50,658
Aisin Seiki Company	5,079	122,707
Ajinomoto Company, Inc.	13,305	132,971

The accompanying notes are an integral part of the financial statements.
212

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Alfresa Holdings Corp. (a)	324	$13,187
All Nippon Airways Company, Ltd.	13,715	39,317
Amada Company, Ltd.	4,829	32,252
Aozora Bank, Ltd.	17,000	24,417
Asahi Breweries, Ltd.	9,501	173,406
Asahi Glass Company, Ltd.	25,191	201,774
Asahi Kasei Corp.	30,963	156,445
ASICS Corp.	3,000	27,704
Astellas Pharmaceuticals, Inc.	10,969	450,736
Bank of Kyoto, Ltd.	8,000	73,301
Benesse Corp.	1,954	95,509
Bridgestone Corp.	14,453	257,377
Brother Industries, Ltd.	3,200	38,351
Canon Sales Company, Inc.	1,100	19,379
Canon, Inc.	25,274	1,011,055
Casio Computer Company, Ltd.	3,933	32,090
Central Japan Railway Company, Ltd.	37	265,515
Chiba Bank, Ltd.	19,896	122,482
Chubu Electric Power Company, Inc.	15,277	370,681
Chugai Pharmaceutical Company, Ltd.	4,616	95,341
Chugoku Bank, Ltd.	3,000	37,837
Chugoku Electric Power Company, Inc.	6,700	147,297
Citizen Watch Company, Ltd.	5,835	32,517
Coca-Cola West Japan Company, Ltd.	1,077	21,110
Cosmo Oil Company, Ltd.	17,000	46,974
Credit Saison Company, Ltd. (a)	4,391	51,342
Dai Nippon Printing Company, Ltd.	12,953	177,240
Daicel Chemical Industries, Ltd.	2,534	15,173
Daido Steel Company, Ltd.	4,000	14,434
Daihatsu Motor Company, Ltd.	5,000	50,903
Daiichi Sankyo Company, Ltd.	14,672	302,681
Daikin Industries, Ltd.	5,615	200,859
Dainippon Ink & Chemicals, Inc.	7,010	9,962
Dainippon Screen Manufacturing
Company, Ltd.	238	891
Dainippon Sumitomo Pharma Company, Ltd.	4,800	52,101
Daito Trust Construction Company, Ltd.	2,219	96,585
Daiwa House Industry Company, Ltd.	12,715	133,250
Daiwa Securities Group, Inc.	33,251	171,055
Dena Company, Ltd.	4	11,002
Denki Kagaku Kogyo Kabushiki Kaisha	10,477	42,927
Denso Corp.	11,422	331,989
Dentsu, Inc.	3,400	78,589
Dowa Mining Company, Ltd.	4,534	27,299
East Japan Railway Company	7,800	560,141
Eisai Company, Ltd.	5,952	223,071
Electric Power Development Company, Ltd.	3,400	107,642
Elpida Memory, Inc. * (a)	1,700	21,974
FamilyMart Company, Ltd.	1,060	34,102
Fanuc, Ltd.	4,379	391,239
Fast Retailing Company, Ltd.	1,166	147,016
Fuji Electric Holdings Company, Ltd.	4,420	8,099
Fuji Heavy Industries, Ltd.	17,000	65,447
Fuji Photo Film Company, Ltd.	11,467	341,014
Fuji Television Network, Inc.	5	8,146
Fujitsu, Ltd.	44,621	288,998

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Fukuoka Financial Group, Inc.	13,000	$53,665
Furukawa Electric Company, Ltd.	9,362	37,751
GS Yuasa Corp. (a)	7,000	63,587
Gunma Bank	6,477	35,480
Hakuhodo DY Holdings, Inc.	260	14,086
Hankyu Hanshin Holdings, Inc.	29,000	139,029
Hikari Tsushin, Inc.	400	8,712
Hino Motors, Ltd.	4,886	18,434
Hirose Electric Company, Ltd.	583	65,537
Hisamitsu Pharmaceutical Company, Inc.	1,900	76,802
Hitachi Capital Corp.	7	85
Hitachi Chemical, Ltd.	1,184	24,018
Hitachi Construction Machinery Company, Ltd.	1,943	41,358
Hitachi High-Technologies Corp.	900	18,641
Hitachi Metals, Ltd.	2,000	20,285
Hitachi, Ltd.	79,118	241,909
Hokkaido Electric Power Company, Inc.	4,768	99,183
Hokuhoku Financial Group, Inc.	34,134	79,365
Hokuriku Electric Power Company	4,300	109,348
Honda Motor Company, Ltd.	38,962	1,181,405
House Food Corp.	101	1,687
Hoya Corp.	9,792	229,674
Ibiden Company, Ltd.	3,400	125,331
Idemitsu Kosan Company, Ltd.	400	32,770
Inpex Holdings, Inc.	20	169,599
Isetan Mitsukoshi Holdings, Ltd.	9,143	104,341
Ishikawajima-Harima Heavy Industries
Company, Ltd.	19,134	38,496
Isuzu Motors, Ltd.	19,000	39,795
IT Holdings Corp.	83	1,140
ITO EN, Ltd.	906	16,764
Itochu Corp.	36,202	237,456
Itochu Techno-Science Corp.	848	26,041
Iyo Bank, Ltd.	7,000	62,958
J Front Retailing Company, Ltd.	6,000	35,945
JAFCO Company, Ltd. *	853	25,817
Japan Airlines System Corp. *	14,953	21,931
Japan Petroleum Exploration Company, Ltd.	600	30,419
Japan Prime Realty Investment Corp., REIT	8	19,389
Japan Real Estate Investment Corp., REIT	11	89,743
Japan Retail Fund Investment Corp., REIT	5	27,133
Japan Tobacco, Inc.	105	357,555
JFE Holdings, Inc.	12,162	413,329
JGC Corp.	5,886	119,288
Joyo Bank, Ltd.	17,953	87,746
JS Group Corp.	6,916	120,534
JSR Corp.	5,033	102,590
Jupiter Telecommunications Company, Ltd.	68	65,798
Kajima Corp.	13,191	33,606
Kamigumi Company, Ltd.	7,534	61,106
Kaneka Corp.	5,829	41,756
Kansai Electric Power Company, Ltd.	17,478	422,346
Kansai Paint Company, Ltd.	2,238	17,356
Kao Corp.	13,362	329,400
Kawasaki Heavy Industries, Ltd. (a)	39,963	100,703
Kawasaki Kisen Kaisha, Ltd.	17,067	62,924

The accompanying notes are an integral part of the financial statements.
213

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
KDDI Corp.	67	$376,876
Keihin Electric Express Railway Company, Ltd.	11,067	93,887
Keio Corp.	15,715	106,852
Keisei Electric Railway Company, Ltd.	5,000	33,084
Keyence Corp.	1,047	222,620
Kikkoman Corp.	2,238	27,695
Kinden Corp.	591	4,928
Kintetsu Corp.	38,792	150,035
Kirin Brewery Company, Ltd.	18,896	288,834
Kobe Steel Company, Ltd.	54,517	94,718
Komatsu, Ltd.	21,230	394,227
Konami Corp.	1,043	21,135
Konica Minolta Holdings, Inc.	12,391	116,769
Koyo Seiko Company, Ltd.	3,143	36,306
Kubota Corp.	23,782	196,966
Kuraray Company, Ltd.	5,800	62,945
Kurita Water Industries, Ltd.	1,819	65,049
Kyocera Corp.	3,738	343,676
Kyowa Hakko Kogyo Company, Ltd.	5,611	70,772
Kyushu Electric Power Company, Inc.	9,031	204,365
Lawson, Inc.	1,231	57,218
LeoPalace21 Corp.	1,702	13,574
Mabuchi Motor Company, Ltd.	518	26,237
Makita Corp.	1,943	61,138
Marubeni Corp.	40,202	201,444
Marui Company, Ltd.	5,264	37,553
Maruichi Steel Tube, Ltd.	1,200	23,885
Matsui Securities Company, Ltd.	3,300	26,705
Matsumotokiyoshi Holdings Company, Ltd.	48	1,194
Matsushita Electric Industrial Company, Ltd.	47,693	697,816
Matsushita Electric Works, Ltd.	6,181	73,353
Mazda Motor Corp.	26,000	57,757
McDonald's Holdings Company (Japan), Ltd. *	1,600	31,981
Mediceo Holdings Company, Ltd.	2,590	36,331
MEIJI Holdings Company, Ltd. *	1,900	80,815
Meitec Corp.	83	1,402
Minebea Company, Ltd.	3,477	15,847
Mitsubishi Chemical Holdings Corp., ADR	32,000	131,883
Mitsubishi Corp.	31,156	625,721
Mitsubishi Electric Corp.	46,973	352,817
Mitsubishi Estate Company, Ltd.	27,782	434,260
Mitsubishi Gas & Chemicals Company, Inc.	5,829	31,448
Mitsubishi Heavy Industries, Ltd.	75,937	285,643
Mitsubishi Logistics Corp.	1,943	23,389
Mitsubishi Materials Corp.	24,020	65,890
Mitsubishi Motors Corp. *	89,000	145,837
Mitsubishi Rayon Company, Ltd.	11,010	37,369
Mitsubishi UFJ Financial Group, Inc.	219,300	1,173,096
Mitsubishi UFJ Lease & Finance
Company, Ltd.	1,300	38,947
Mitsui & Company, Ltd.	39,611	515,522
Mitsui Chemicals, Inc.	12,010	42,629
Mitsui Engineering & Shipbuilding
Company, Ltd.	15,362	39,552
Mitsui Fudosan Company, Ltd.	20,248	339,387
Mitsui Mining & Smelting Company, Ltd.	9,010	22,993
Mitsui O.S.K. Lines, Ltd.	27,487	161,845

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsui Sumitomo Insurance Group
Holdings, Inc.	9,677	$266,499
Mitsui Trust Holdings, Inc.	26,010	95,492
Mitsumi Electric Company, Ltd.	1,001	21,494
Mizuho Financial Group, Inc.	226,400	447,511
Mizuho Trust & Banking Company, Ltd.	20,000	20,972
Murata Manufacturing Company, Ltd.	5,004	235,880
Namco Bandai Holdings, Inc.	5,832	59,600
NEC Corp. (a)	47,383	147,524
NGK INSULATORS, Ltd.	4,829	111,170
NGK Spark Plug Company, Ltd.	3,238	40,927
NHK Spring Company, Ltd.	1,000	8,244
NICHIREI Corp.	534	2,108
Nidec Corp.	2,714	220,059
Nikon Corp.	9,181	166,856
Nintendo Company, Ltd.	2,308	590,150
Nippon Building Fund, Inc., REIT	11	97,958
Nippon Electric Glass Company, Ltd.	9,000	81,457
Nippon Express Company, Ltd.	22,191	89,648
Nippon Light Metal Company, Ltd.	124	127
Nippon Meat Packers, Inc.	3,238	41,418
Nippon Mining Holdings, Inc.	22,868	111,416
Nippon Oil Corp.	31,906	177,805
Nippon Paper Group, Inc.	1,800	51,864
Nippon Sheet Glass Company, Ltd.	10,829	35,985
Nippon Steel Corp.	118,464	429,208
Nippon Telegraph & Telephone Corp.	11,900	549,324
Nippon Yusen Kabushiki Kaisha	28,077	108,089
NIPPONKOA Insurance Company, Ltd.	17,000	105,679
Nishi-Nippon City Bank, Ltd.	9,000	22,724
Nissan Chemical Industries, Ltd.	3,238	46,447
Nissan Motor Company, Ltd. *	61,010	409,737
Nissay Dowa General Insurance Company,
Ltd.	5,000	25,404
Nisshin Seifun Group, Inc.	2,386	33,203
Nisshin Steel Company	12,953	22,966
Nisshinbo Industries, Inc.	2,591	27,350
Nissin Food Products Company, Ltd.	1,284	49,235
Nitori Company, Ltd.	632	53,736
Nitto Denko Corp.	4,268	129,813
NOK Corp.	1,508	22,342
Nomura Holdings, Inc.	59,693	364,680
Nomura Real Estate Holdings, Inc.	600	9,725
Nomura Real Estate Office Fund, Inc.	7	46,433
Nomura Research Institute, Ltd. (a)	1,889	44,905
NSK, Ltd.	7,715	47,524
NTN Corp.	6,772	27,914
NTT Data Corp.	33	105,304
NTT DoCoMo, Inc.	358	570,476
NTT Urban Development Corp.	22	20,076
Obayashi Corp.	11,362	49,570
OBIC Company, Ltd.	120	20,337
Odakyu Electric Railway Company, Ltd.	13,305	119,780
Oji Paper Company, Ltd.	18,191	81,891
Olympus Optical Company, Ltd.	5,434	143,045
Omron Corp.	3,839	72,127
Ono Pharmaceutical Company, Ltd.	2,400	124,438

The accompanying notes are an integral part of the financial statements.
214

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Onward Kashiyama Company, Ltd.	2,591	$19,189
Oracle Corp. - Japan	548	24,329
Oriental Land Company, Ltd.	1,007	70,845
ORIX Corp.	1,874	113,941
Osaka Gas Company, Ltd.	46,155	161,868
Otsuka Corp.	200	11,894
Promise Company, Ltd.	1,581	8,585
Q.P. Corp.	13	148
Rakuten, Inc.	167	111,013
Resona Holdings, Inc.	12,200	156,774
Ricoh Company, Ltd.	15,601	224,981
Rinnai Corp.	948	44,584
Rohm Company, Ltd.	2,573	178,968
SANKYO Company, Ltd.	1,407	87,837
Santen Pharmaceutical Company, Ltd.	1,200	44,099
Sanwa Shutter Corp.	238	816
Sanyo Electric Company, Ltd. * (a)	31,849	74,840
Sapporo Hokuyo Holdings, Inc.	4,000	14,129
Sapporo Holdings, Ltd.	5,534	28,121
SBI Holdings, Inc.	263	51,477
Secom Company, Ltd.	5,010	251,095
SEGA SAMMY HOLDINGS, Inc.	3,308	43,052
Seiko Epson Corp.	2,178	32,512
Sekisui Chemical Company, Ltd.	6,772	39,087
Sekisui House, Ltd.	11,362	101,763
Seven & I Holdings Company, Ltd.	18,619	443,812
Seven Bank, Ltd.	9	22,216
Sharp Corp.	23,782	262,316
Shikoku Electric Power Company, Inc.	4,400	134,230
Shimadzu Corp.	4,000	28,816
Shimamura Company, Ltd.	324	31,851
Shimano, Inc.	1,231	52,915
Shimizu Corp.	16,305	63,729
Shin-Etsu Chemical Company, Ltd.	9,789	598,325
Shinko Electric Industries Company, Ltd.	1,100	19,357
Shinko Securities Company, Ltd.	7,000	25,220
Shinsei Bank, Ltd. * (a)	29,906	45,574
Shionogi & Company, Ltd.	6,477	152,969
Shiseido Company, Ltd.	8,477	147,643
Shizuoka Bank, Ltd.	14,658	153,996
Showa Denko K.K. (a)	19,839	40,123
Showa Shell Sekiyu K.K.	3,045	33,157
SMC Corp.	1,436	175,655
Softbank Corp.	17,612	384,508
Sojitz Holdings Corp.	33,809	63,722
Sompo Japan Insurance, Inc.	20,896	139,377
Sony Corp.	23,858	697,829
Sony Financial Holdings, Inc.	18	51,521
Square Enix Company, Ltd.	1,400	37,912
Stanley Electric Corp.	4,592	92,370
Sumco Corp.	1,600	36,097
Sumitomo Bakelite Company, Ltd.	238	1,253
Sumitomo Chemical Company, Ltd.	38,554	159,322
Sumitomo Corp.	26,434	270,063
Sumitomo Electric Industries, Ltd.	18,101	234,809
Sumitomo Heavy Industries, Ltd.	12,010	57,990

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Sumitomo Metal Industries, Ltd.	77,423	$188,858
Sumitomo Metal Mining Company, Ltd.	13,715	223,322
Sumitomo Mitsui Financial Group, Inc.	16,300	564,266
Sumitomo Realty &
Development Company, Ltd.	9,124	165,265
Sumitomo Rubber Industries, Inc.	4,000	37,422
Sumitomo Titanium Corp.	400	11,348
Sumitomo Trust & Banking Company, Ltd.	34,554	181,664
Suruga Bank, Ltd.	3,886	36,565
Suzuken Company, Ltd.	1,177	40,565
Suzuki Motor Corp.	8,600	199,804
T&D Holdings, Inc.	5,709	153,115
TAIHEIYO CEMENT Corp.	12,191	16,220
Taisei Corp.	20,134	39,672
Taisho Pharmaceuticals Company, Ltd.	2,238	45,230
Taiyo Nippon Sanso Corp.	8,181	96,766
Takashimaya Company, Ltd.	5,181	41,175
Takeda Pharmaceutical Company, Ltd.	18,151	756,103
Tanabe Seiyaku Company, Ltd.	4,000	53,210
TDK Corp.	3,132	179,529
Teijin, Ltd.	15,896	49,252
Terumo Corp.	3,497	191,521
The 77th Bank, Ltd.	10,477	59,674
The Bank of Yokohama, Ltd.	30,316	147,482
The Hachijuni Bank, Ltd.	11,000	60,886
The Hiroshima Bank, Ltd.	15,000	61,638
The Japan Steel Works, Ltd. (a)	9,000	102,732
The Tokyo Electric Power Company, Ltd.	28,833	756,186
THK Company, Ltd.	2,519	48,924
Tobu Railway Company, Ltd.	20,248	123,689
Toda Corp.	238	835
Toho Company, Ltd.	3,267	55,385
Toho Gas Company, Ltd.	13,000	59,294
Tohoku Electric Power Company, Inc.	10,020	222,986
Tokio Marine Holdings, Inc.	16,600	479,837
Tokuyama Corp.	3,000	21,913
Tokyo Broadcasting Company, Ltd.	648	10,967
Tokyo Electron, Ltd.	4,168	263,453
Tokyo Gas Company, Ltd.	54,165	224,740
Tokyo Steel Manufacturing Company, Ltd.	1,800	21,913
Tokyo Tatemono Company, Ltd.	5,000	24,209
Tokyu Corp.	28,134	134,470
Tokyu Land Corp.	6,829	27,141
TonenGeneral Sekiyu K.K.	5,829	56,766
Toppan Printing Company, Ltd.	14,010	131,869
Toray Industries, Inc.	33,611	202,405
Toshiba Corp.	96,289	500,830
Tosoh Corp.	6,772	17,032
Toto, Ltd. (a)	3,829	23,823
Toyo Seikan Kaisha, Ltd.	4,391	84,077
Toyo Suisan Kaisha, Ltd.	2,295	62,185
Toyobo Company, Ltd.	67	114
Toyoda Gosei Company, Ltd.	1,166	33,788
Toyota Boshoku Corp.	700	13,663
Toyota Industries Corp.	4,510	122,886
Toyota Motor Corp.	66,153	2,603,514

The accompanying notes are an integral part of the financial statements.
215

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Toyota Tsusho Corp.	3,600	$53,964
Trend Micro, Inc.	2,267	84,255
Tsumura & Company, Ltd.	1,800	64,802
Ube Industries, Ltd.	29,963	78,461
UNI Charm Corp.	1,142	108,300
UNY Company, Ltd.	2,238	16,663
Ushio, Inc.	3,543	61,343
USS Company, Ltd.	457	27,051
West Japan Railway Company, Ltd.	41	155,149
Yahoo Japan Corp.	369	124,661
Yakult Honsha Company, Ltd.	1,743	46,262
Yamada Denki Company, Ltd.	2,214	150,159
Yamaguchi Financial Group, Inc.	6,000	62,055
Yamaha Corp.	2,474	29,140
Yamaha Motor Company, Ltd.	5,909	72,220
Yamato Kogyo Company, Ltd.	300	8,388
Yamato Transport Company, Ltd.	8,420	137,405
Yamazaki Baking Company, Ltd.	3,591	48,468
YASKAWA Electric Corp.	4,000	28,653
Yokogawa Electric Corp.	2,586	22,717

		48,174,346
Luxembourg - 0.32%
ArcelorMittal	20,380	760,591
Millicom International Cellular SA, ADR *	1,931	141,310
Reinet Investments SCA, SADR *	7,937	11,122
Reinet Investments SCA *	2,087	29,338
SES, ADR	5,966	135,414

		1,077,775
Malaysia - 0.55%
AirAsia BHD *	21,700	8,740
AMMB Holdings BHD	30,887	37,912
Asiatic Development BHD	15,000	26,036
Berjaya Sports Toto BHD	11,035	14,117
British American Tobacco Malaysia BHD	4,800	61,032
Bursa Malaysia BHD	8,000	18,817
Commerce Asset Holdings BHD	58,600	187,317
Digi.Com BHD	5,800	35,915
Gamuda BHD	24,200	22,074
Genting BHD	44,700	88,038
Guinness Anchor BHD	3,700	7,379
Hong Leong Bank BHD	24,800	46,986
Hong Leong Credit BHD	5,600	8,717
IGB Corp. BHD *	17,700	9,133
IJM Corp. BHD	45,710	59,277
IOI Corp. BHD	72,625	108,907
KLCC Property Holdings BHD	11,300	10,820
KNM Group BHD	117,150	24,930
Kuala Lumpur Kepong BHD	8,250	32,942
Lafarge Malayan Cement BHD	9,360	16,946
Malayan Banking BHD	75,542	144,488
Malaysian Airline System BHD *	9,200	7,909
Malaysian Plantations BHD	52,400	38,237
MISC BHD	21,900	56,246
MMC Corp. BHD	61,500	43,794
Parkson Holdings BHD	19,800	29,116

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Petronas Dagangan BHD	6,600	$16,375
Petronas Gas BHD	8,100	22,743
PLUS Expressways BHD	24,600	23,628
PPB Group BHD	19,500	86,578
Public Bank BHD	1,200	3,532
Public Bank BHD	21,000	61,881
Resorts World BHD	54,500	42,939
RHB Capital BHD	26,200	38,298
Sime Darby BHD	50,801	124,365
SP Setia BHD	10,600	12,306
Tanjong PLC	10,200	44,130
Telekom Malaysia BHD	15,700	13,937
Tenaga Nasional BHD	25,800	60,957
TM International BHD *	41,100	36,654
UEM Land Holdings BHD *	24,125	10,771
UMW Holdings BHD	24,700	44,819
YTL Corp. BHD	14,586	30,075
YTL Power International BHD	82,365	51,658

		1,871,471
Mexico - 0.95%
Alfa SA de CV	18,536	88,649
America Movil SAB de CV, Series L	442,860	969,587
Carso Global Telecom SAB de CV *	17,600	72,437
Cemex SA de CV *	179,944	232,246
Coca-Cola Femsa SA de CV	13,259	63,618
Desarrolladora Homex SA de CV *	7,400	46,482
Fomento Economico Mexicano SA de CV	51,365	195,573
Grupo Aeroportuario del Pacifico SA de CV,
Series B	23,700	66,779
Grupo Bimbo SA de CV	9,288	51,729
Grupo Carso SA de CV	15,484	50,030
Grupo Elektra SA de CV	1,800	71,349
Grupo Financiero Banorte SA de CV	35,109	117,472
Grupo Financiero Inbursa SA de CV	17,341	49,080
Grupo Mexico SAB de CV, Series B *	98,060	180,761
Grupo Modelo SA *	23,008	86,240
Grupo Televisa SA	57,843	214,024
Industrias Penoles SA de CV	4,650	77,624
Kimberly-Clark de Mexico SA de CV	14,026	58,205
Mexichem SAB de CV	32,591	49,139
Telefonos de Mexico SA de CV	140,320	122,573
Telmex Internacional SAB de CV	142,820	99,996
Urbi Desarrollos Urbanos SA de CV *	17,600	35,677
Wal-Mart de Mexico SA de CV, Series V	72,365	250,921

		3,250,191
Netherlands - 1.84%
Aegon NV *	34,800	296,477
Akzo Nobel NV	5,630	349,229
ASML Holding NV	10,565	311,551
Corio NV	1,222	84,310
Fugro NV	1,836	106,219
Heineken Holding NV	2,904	118,423
Heineken NV	6,005	277,046
ING Groep NV *	46,127	824,211
Koninklijke (Royal) Philips Electronics NV	23,746	578,826

The accompanying notes are an integral part of the financial statements.
216

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
Koninklijke Ahold NV	28,689	$345,206
Koninklijke Boskalis Westinster NV	1,792	61,319
Koninklijke DSM NV	3,938	164,430
Koninklijke KPN NV	41,935	695,918
Randstad Holdings NV *	2,698	116,805
Reed Elsevier NV	16,464	185,947
SBM Offshore NV	4,188	89,220
STMicroelectronics NV	14,150	133,734
TNT Post Group NV	9,231	248,168
Unilever NV	39,943	1,153,038
Wolters Kluwer NV	6,895	147,556

		6,287,633
New Zealand - 0.08%
Auckland International Airport, Ltd.	35,021	46,952
Contact Energy, Ltd.	4,377	18,185
Fletcher Building, Ltd.	14,889	89,540
Sky City Entertainment Group, Ltd.	6,492	15,234
Telecom Corp. of New Zealand, Ltd.	55,999	107,580

		277,491
Norway - 0.48%
Den Norske Bank ASA *	20,201	234,468
Norsk Hydro ASA *	18,386	122,851
Orkla ASA	20,354	192,259
Prosafe Production Public, Ltd. *	5,400	12,854
Renewable Energy Corp. AS *	8,991	79,590
StatoilHydro ASA	26,772	601,672
Telenor ASA *	20,791	241,394
Yara International ASA	4,812	151,247

		1,636,335
Peru - 0.24%
Compania de Minas Buenaventura SA	11,580	405,928
Credicorp SA	2,108	162,527
Credicorp, Ltd., ADR	180	13,997
Southern Peru Copper Corp.	8,121	249,314

		831,766
Philippines - 0.09%
Ayala Corp.	2,356	15,036
Ayala Land, Inc.	163,200	39,482
Banco De Oro	4,786	3,478
Bank of the Philippine Islands	40,320	38,198
Filinvest Land, Inc. *	98,991	1,954
Globe Telecommunications, Inc.	830	17,143
Jollibee Foods Corp.	10,900	11,383
Manila Electric Company	5,957	21,294
Metropolitan Bank & Trust Company	15,500	12,554
Philippine Long Distance Telephone Company	1,120	57,175
PNOC Energy Development Corp.	166,351	16,452
SM Investments Corp.	4,340	29,716
SM Prime Holdings, Ltd.	136,479	30,172

		294,037
Poland - 0.27%
Bank Handlowy w Warszawie SA *	1,616	35,855
Bank Millennium SA *	8,639	13,803
Bank Pekao SA *	3,048	162,492

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Poland (continued)
Bank Zachodni WBK SA *	639	$33,460
Boryszew SA *	661	1,356
BRE Bank SA *	258	21,761
Computerland SA *	207	1,071
Cyfrowy Polsat SA	6,360	33,077
Debica SA	64	1,428
Getin Holding SA *	5,118	16,372
Globe Trade Centre SA *	3,523	29,772
Grupa Lotos SA *	722	6,210
ING Bank Slaski SA *	170	37,992
KGHM Polska Miedz SA	3,252	99,112
PBG SA *	272	19,942
Polish Oil & Gas Company	27,824	35,109
Polski Koncern Naftowy Orlen SA *	8,578	89,497
Powszechna Kasa Oszczednosci Bank
Polski SA	10,468	123,854
Softbank SA	1,934	41,824
Telekomunikacja Polska SA	14,172	78,171
TVN SA	4,829	23,965

		906,123
Portugal - 0.30%
Banco Comercial dos Acores SA	64,836	95,973
Banco Espirito Santo SA	15,758	111,870
Brisa Auto Estrada, SA	8,423	83,045
Cimpor-Cimentos De Portugal SA	8,513	70,384
EDP Renovaveis SA *	6,548	72,015
Electricidade de Portugal SA	44,470	203,776
Galp Energia SGPS SA	5,371	92,861
Jeronimo Martins, SGPS SA	7,896	69,176
Portugal Telecom, SGPS, SA	20,186	214,063

		1,013,163
Russia - 1.22%
Comstar United Telesystems, GDR *	9,720	51,030
Gazprom OAO, SADR	69,426	1,614,155
Gazprom OAO, SADR	1,840	43,005
JSC MMC Norilsk Nickel, ADR *	24,213	300,241
Lukoil Oil Company, ADR	13,672	739,655
Mechel Steel Group, ADR	4,296	77,242
Mobile Telesystems, SADR	4,899	236,475
NovaTek OAO, ADR	2,317	114,703
Novolipetsk Steel, ADR *	2,328	59,248
Polyus Gold Company ZAO, SADR	4,190	85,895
Rostelecom, ADR	2,023	59,395
Sibirtelecom, ADR	632	4,298
Sistema JSFC, Reg. S, GDR *	2,966	43,502
Surgutneftegaz, ADR (a)	19,790	169,402
Tatneft, ADR *	8,287	205,103
UralsvyAzinform, ADR	1,479	6,596
Vimpel-Communications, SADR *	9,835	183,915
VolgaTelecom, ADR	1,355	4,743
VTB Bank OJSC, GDR	25,800	95,636
Wimm-Bill-Dann Foods OJSC, ADR *	948	67,791

		4,162,030
Singapore - 0.97%
Ascendas, REIT *	35,395	48,147

The accompanying notes are an integral part of the financial statements.
217

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Capitaland, Ltd.	63,587	$166,449
CapitaMall Trust *	60,552	79,015
Chartered Semiconductor Manufacturing, Ltd. *	159	292
City Developments, Ltd.	12,715	92,303
ComfortDelGro Corp., Ltd.	55,269	62,845
Cosco Corp. Singapore, Ltd.	42,000	35,429
DBS Group Holdings, Ltd.	39,974	374,117
Fraser and Neave, Ltd.	30,200	84,497
Genting International PLC *	82,000	64,614
Golden Agri-Resources, Ltd. *	210,085	63,550
Jardine Cycle and Carriage, Ltd.	4,924	84,421
Keppel Corp., Ltd.	32,810	187,423
Neptune Orient Lines, Ltd.	46,133	57,897
Olam International, Ltd.	41,700	73,366
Oversea-Chinese Banking Corp., Ltd.	62,127	344,045
SembCorp Industries, Ltd.	30,415	72,655
SembCorp Marine, Ltd.	13,706	30,670
Singapore Airlines, Ltd.	13,880	135,733
Singapore Airport Terminal Services, Ltd.	10,132	16,177
Singapore Exchange, Ltd.	22,601	134,269
Singapore Press Holdings, Ltd.	39,059	106,447
Singapore Technologies Engineering, Ltd.	39,202	76,235
Singapore Telecommunications, Ltd.	191,430	439,511
Suntec Real Estate Investment Trust *	191	143
United Overseas Bank, Ltd.	29,963	354,414
UOL Group, Ltd.	7,568	18,353
Wilmar International, Ltd.	25,000	111,444

		3,314,461
South Africa - 1.56%
ABSA Group, Ltd.	6,306	100,858
Adcock Ingram Holdings, Ltd.	4,907	31,503
African Bank Investments, Ltd.	27,463	108,239
African Rainbow Minerals, Ltd.	5,215	104,603
Anglo Platinum, Ltd. *	1,493	133,589
AngloGold Ashanti, Ltd.	7,260	294,558
Aspen Pharmacare Holdings, Ltd. *	12,119	100,215
Aveng, Ltd.	19,240	111,029
Bidvest Group, Ltd.	5,382	85,144
Discovery Holdings, Ltd., ADR	9,036	35,155
FirstRand, Ltd.	59,334	131,018
Foschini, Ltd.	10,657	88,207
Gold Fields, Ltd.	16,000	219,119
Growthpoint Properties, Ltd.	28,114	50,558
Harmony Gold Mining Company, Ltd.	7,113	77,051
Hulamin, Ltd.	107	169
Impala Platinum Holdings, Ltd.	11,959	280,453
Imperial Holdings, Ltd.	5,062	53,892
Investec, Ltd.	11,567	88,530
Kumba Iron Ore, Ltd.	3,542	117,559
Kumba Resources, Ltd.	6,196	74,507
Liberty Holdings, Ltd.	3,638	32,964
Massmart Holdings, Ltd.	3,626	42,590
Mittal Steel South Africa, Ltd.	3,365	53,943
MTN Group, Ltd.	36,037	587,717
Murray & Roberts Holdings, Ltd.	5,230	41,782
Naspers, Ltd.	8,488	291,067

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Nedbank Group, Ltd.	3,976	$63,317
Network Healthcare Holdings, Ltd. *	37,390	51,687
Northam Platinum, Ltd.	5,619	24,828
Pick'n Pay Stores, Ltd.	11,917	63,630
Pretoria Portland Cement Company, Ltd.	21,775	98,524
Remgro, Ltd.	8,783	103,695
Reunert, Ltd.	5,060	37,768
RMB Holdings, Ltd.	26,897	98,253
Sanlam, Ltd.	43,663	119,538
Sappi, Ltd.	17,308	65,409
Sasol, Ltd.	13,639	518,646
Shoprite Holdings, Ltd.	8,525	70,628
Standard Bank Group, Ltd.	25,553	330,909
Steinhoff International Holdings, Ltd. *	48,620	107,262
Super Group, Ltd. *	2,898	330
Telkom SA, Ltd.	5,943	34,324
Tiger Brands, Ltd.	3,203	64,230
Truworths International, Ltd.	13,754	78,159
Woolworths Holdings, Ltd.	24,928	53,752

		5,320,908
South Korea - 2.81%
Amorepacific Corp.	144	103,171
Asiana Airlines, Inc. *	814	2,710
Busan Bank	2,097	23,195
Cheil Industries, Inc.	840	36,328
CJ CheilJedang Corp.	410	72,042
Daegu Bank	3,940	56,338
Daelim Industrial Company, Ltd.	480	29,312
Daewoo Engineering & Construction
Company, Ltd.	6,620	78,351
Daewoo International Corp.	2,550	75,917
Daewoo Securities Company, Ltd.	2,350	42,726
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	1,710	24,863
DC Chemical Company, Ltd.	240	53,603
Dongbu Insurance Company, Ltd.	990	30,251
Dongkuk Steel Mill Company, Ltd.	2,180	50,285
Doosan Corp.	370	27,838
Doosan Heavy Industries and Construction
Company, Ltd.	580	33,069
Doosan Infracore Company, Ltd.	4,030	57,928
GS Engineering & Construction Corp.	1,110	86,484
GS Holdings Corp.	1,880	51,902
Hana Financial Group, Inc.	4,870	167,090
Hanjin Heavy Industries & Construction
Company, Ltd.	1,053	21,103
Hanjin Shipping Company, Ltd.	1,680	29,178
Hankook Tire Company, Ltd.	3,350	66,482
Hanwha Chemical Corp.	2,217	23,968
Hanwha Corp.	2,290	83,313
Hite Brewery Company, Ltd.	162	23,034
Hite Holdings Company, Ltd.	200	5,897
Honam Petrochemical Corp.	900	67,448
Hynix Semiconductor, Inc. *	11,990	201,472
Hyosung Corp.	390	22,294
Hyundai Department Store Company, Ltd.	800	74,530

The accompanying notes are an integral part of the financial statements.
218

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Hyundai Development Company	1,140	$41,301
Hyundai Engineering & Construction
Company, Ltd.	990	53,573
Hyundai Heavy Industries Company, Ltd.	920	140,109
Hyundai Mipo Dockyard Company, Ltd.	570	60,075
Hyundai Mobis	1,540	215,409
Hyundai Motor Company, Ltd.	3,380	318,533
Hyundai Securities Company, Ltd.	2,435	33,699
Hyundai Steel Company	1,100	70,691
Industrial Bank of Korea *	8,670	105,693
Kangwon Land, Inc.	5,330	78,593
KB Financial Group, Inc., ADR *	2,566	132,072
KCC Corp.	240	71,917
Kia Motors Corp. *	3,510	55,131
Korea Electric Power Corp., ADR *	3,533	53,843
Korea Electric Power Corp. *	3,830	116,519
Korea Exchange Bank	4,620	54,026
Korea Express Company, Ltd. *	249	14,614
Korea Gas Corp.	1,230	55,496
Korea Investment Holdings Company, Ltd.	600	17,744
Korea Line Corp.	160	6,817
Korea Zinc Company, Ltd.	340	50,333
Korean Air Lines Company, Ltd. *	1,139	46,267
Korean Reinsurance Company, Ltd.	15	150
KT Corp., SADR	1,397	24,280
KT Corp.	4,483	154,389
KT&G Corp.	2,410	145,985
Kumho Industrial Company, Ltd.	540	5,681
LG Chem, Ltd.	988	183,016
LG Corp.	1,990	133,064
LG Dacom Corp.	2,450	41,513
LG Display Company, Ltd., ADR (a)	2,360	33,819
LG Display Company, Ltd.	3,760	108,191
LG Electronics, Inc.	2,070	219,622
LG Household & Health Care, Ltd.	310	69,477
LG Telecom, Ltd.	6,688	48,394
Lotte Confectionery Company, Ltd.	44	46,246
Lotte Shopping Company, Ltd.	380	102,243
LS Cable, Ltd.	870	75,792
Mirae Asset Securities Company, Ltd.	875	52,057
NCSoft Corp.	380	54,376
NHN Corp. *	828	121,904
Pacific Corp.	20	2,654
POSCO	1,559	646,455
S1 Corp.	810	35,587
Samsung Card Company, Ltd.	1,490	66,616
Samsung Corp.	2,810	129,245
Samsung Digital Imaging Company, Ltd. *	452	18,897
Samsung Electro-Mechanics Company, Ltd.	1,160	99,547
Samsung Electronics Company, Ltd.	2,537	1,749,197
Samsung Engineering Company, Ltd.	600	52,879
Samsung Fire & Marine
Insurance Company, Ltd.	820	167,385
Samsung Heavy Industries Company, Ltd.	3,350	72,556
Samsung SDI Company, Ltd.	660	83,103
Samsung Securities Company, Ltd.	990	57,471
Samsung Techwin Company, Ltd.	677	53,457

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Shinhan Financial Group Company, Ltd. *	8,575	$343,146
Shinsegae Company, Ltd.	303	152,845
SK Corp.	719	68,454
SK Energy Company, Ltd.	1,280	136,201
SK Networks Company, Ltd.	3,090	33,132
SK Telecom Company, Ltd., ADR	3,498	61,040
SK Telecom Company, Ltd.	470	73,030
S-Oil Corp.	850	44,898
STX Pan Ocean Company, Ltd.	3,650	33,433
STX Shipbuilding Company, Ltd.	1,300	15,992
Taewoong Company, Ltd.	440	28,160
Taihan Electric Wire Company, Ltd.	580	10,919
Tong Yang Investment Bank	6	66
Woongjin Coway Company, Ltd.	1,930	61,914
Woori Finance Holdings Company, Ltd. *	4,570	61,487
Woori Investment & Securities Company, Ltd.	2,910	41,141
Yuhan Corp.	319	51,563

		9,587,246
Spain - 3.24%
Abertis Infraestructuras SA	7,043	159,961
Acciona SA	749	101,847
Acerinox SA	3,881	83,572
ACS Actividades SA	4,392	229,216
Banco Bilbao Vizcaya Argentaria SA	85,943	1,529,450
Banco de Sabadell SA	23,047	170,520
Banco de Valencia SA	2,611	24,502
Banco Popular Espanol SA	18,814	188,721
Banco Santander Central Hispano SA	192,500	3,109,989
Bankinter SA, ADR	6,779	85,613
Cintra Concesiones de Infraestructuras de
Transporte SA	2,785	32,437
Corporacion Mapfre SA	14,532	65,034
Criteria Caixacorp SA	15,574	80,036
Enagas	3,245	67,868
Fomento de Construcciones SA	432	20,242
Gamesa Corporacion Tecnologica SA	4,854	108,880
Gas Natural SDG SA	5,781	127,851
Gestevision Telecinco SA	416	5,254
Grifols SA	1,776	33,848
Grupo Ferrovial SA	696	33,366
Iberdrola Renovables SA	21,843	107,568
Iberdrola SA	84,910	834,524
Iberia Lineas Aereas de Espana SA *	6,193	19,276
Indra Sistemas SA	1,823	45,465
Industria de Diseno Textil SA	5,177	297,326
Red Electrica De Espana	2,815	144,116
Repsol YPF SA	17,051	464,561
Sacyr Vallehermoso SA	1,013	19,225
Telefonica SA	101,692	2,806,935
Zardoya Otis SA	3,770	81,847
Zeltia SA *	175	1,239

		11,080,289
Sweden - 1.58%
Alfa Laval AB (a)	4,804	56,466
Assa Abloy AB, Series B	8,099	131,455

The accompanying notes are an integral part of the financial statements.
219

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Atlas Copco AB, Series A, ADR	16,641	$214,929
Atlas Copco AB, Series B, ADR	10,222	116,875
Electrolux AB, Series B *	6,379	146,327
Ericsson (LM), Series B	66,490	667,047
Getinge AB, Series B (a)	2,912	48,998
Hennes & Mauritz AB, B shares	11,732	659,279
Holmen AB, Series B	371	10,228
Husqvarna AB, B Shares *	6,017	41,845
Investor AB, B shares	11,200	204,741
Loomis AB	1,539	15,134
Lundin Petroleum AB, Series A *	2,236	18,157
Nordea Bank AB	75,768	763,448
Sandvik AB	24,537	271,566
Scania AB, Series B	4,952	61,562
Securitas AB, Series B	3,499	33,806
Skandinaviska Enskilda Banken AB, Series A *	37,894	255,712
Skanska AB, Series B	9,559	140,160
SKF AB, B Shares	9,852	154,948
SSAB Svenskt Stal AB, Series A	2,022	31,272
SSAB Svenskt Stal AB, Series B	1,192	16,816
Svenska Cellulosa AB, B Shares	14,076	191,139
Svenska Handelsbanken AB, Series A	11,139	284,694
Swedbank AB, Class A (a)	5,000	47,738
Swedish Match AB	6,653	133,946
Tele2 AB, Series B	3,680	48,919
Teliasonera AB	52,543	345,482
Volvo AB, Series A	5,103	45,788
Volvo AB, Series B (a)	26,820	248,730

		5,407,207
Switzerland - 5.64%
ABB, Ltd. *	58,192	1,169,411
Actelion, Ltd. *	2,619	162,820
Adecco SA	3,079	163,944
Aryzta AG *	2,257	91,651
Baloise Holding AG	1,305	124,869
BKW FMB Energie AG	376	32,632
Compagnie Financiere Richemont SA	13,806	390,923
Credit Suisse Group AG	29,765	1,656,727
Geberit AG, ADR	1,083	166,494
Givaudan AG	201	151,131
Holcim, Ltd. *	6,266	431,059
Julius Baer Holding AG	5,595	280,126
Kuehne & Nagel International AG	1,411	122,837
Lindt & Spruengli AG-PC	25	60,758
Lindt & Spruengli AG-REG	3	83,424
Logitech International SA *	4,213	77,082
Lonza Group AG	1,192	129,946
Nestle SA	86,560	3,692,629
Nobel Biocare Holding AG, Series BR	2,901	96,161
Novartis AG	55,936	2,808,014
Pargesa Holding SA, ADR	791	68,447
Phonak Holding AG	1,149	115,999
Roche Holdings AG - Genusschein	16,714	2,705,614
Schindler Holding AG	1,382	94,915
Schindler Holding AG	494	34,817
Societe Generale de Surveillance Holdings AG	116	156,258

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Straumann Holding AG	186	$48,335
Swatch Group AG, BR shares	787	185,765
Swatch Group AG	1,185	53,960
Swiss Life Holding *	864	102,461
Swiss Re	9,134	412,788
Swisscom AG	614	219,925
Syngenta AG	2,563	588,413
Synthes AG	1,516	182,856
UBS AG - Swiss Exchange *	77,566	1,421,657
Unaxis Holding AG *	694	56,755
Zurich Financial Services AG	3,865	921,105

		19,262,708
Taiwan - 1.96%
Acer Sertek, Inc.	53,371	136,196
Advanced Semiconductor Engineering, Inc.	82,940	68,325
Advantech Company, Ltd.	6,647	12,400
Asia Cement Corp.	32,745	36,513
Asia Optical Company, Inc.	79	141
Asustek Computer, Inc.	81,713	139,859
AU Optronics Corp.	163,827	159,249
BenQ Corp. *	33,048	18,322
Catcher Technology Company, Ltd.	8,184	21,651
Cathay Financial Holdings Company, Ltd. *	128,350	212,434
Chang Hwa Commercial Bank, Ltd.	68,000	31,111
Cheng Shin Rubber Industry Company, Ltd.	12,602	26,567
Cheng Uei Precision Industry Company, Ltd.	6,747	13,698
Chi Mei Optoelectronics Corp. *	102,648	54,005
China Airlines, Ltd. *	21,421	7,145
China Development Financial Holdings Corp. *	172,989	45,855
China Motor Company, Ltd. *	65	43
China Steel Corp.	216,037	200,473
Chinatrust Finance Holding Company, Ltd.	180,353	116,750
Chunghwa Picture Tubes, Ltd. *	164,000	18,872
Chunghwa Telecom Company, Ltd. *	115,704	208,210
CMC Magnetics Corp. *	18,000	4,639
Compal Communications, Inc.	5,512	6,394
Compal Electronics, Inc.	78,221	90,707
Delta Electronics, Inc.	32,331	91,746
D-Link Corp.	361	320
E.Sun Financial Holding Company, Ltd. *	39,304	16,361
Epistar Corp.	10,064	36,191
Eternal Chemical Company, Ltd.	13,687	13,769
EVA Airways Corp. *	17,216	6,774
Evergreen Marine Corp. *	25,000	14,360
Everlight Electronics Company, Ltd.	6,119	19,950
Far Eastern Department Stores Company, Ltd.	17,304	17,098
Far Eastern Textile, Ltd.	56,497	66,052
Far EasTone Telecommunications
Company, Ltd.	16,159	18,857
First Financial Holding Company, Ltd.	86,824	54,076
Formosa Chemicals & Fibre Corp.	59,740	114,589
Formosa Petrochemical Corp.	24,720	64,708
Formosa Plastic Corp.	94,160	191,227
Formosa Taffeta Company, Ltd.	18,000	12,015
Foxconn Technology Company, Ltd.	12,978	36,833
Fubon Group Company, Ltd. *	96,000	108,270

The accompanying notes are an integral part of the financial statements.
220

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Fuhwa Financial Holdings Company, Ltd.	150,130	$110,472
HannStar Display Corp. *	105,031	22,953
High Tech Computer Corp.	14,511	159,375
Hon Hai Precision Industry Company, Ltd.	175,590	702,629
Hua Nan Financial Holdings Company, Ltd.	56,402	35,343
InnoLux Display Corp.	37,945	48,231
Inotera Memories, Inc. *	380	244
Inventec Appliances Corp.	813	802
Inventec Company, Ltd.	22,533	13,040
KGI Securities Company, Ltd.	30,000	16,064
Kinsus Interconnect Technology Corp.	1,035	3,015
Largan Precision Company, Ltd.	1,143	14,963
Lite-On Technology Corp.	46,270	60,716
Macronix International Company, Ltd.	47,677	26,262
MediaTek, Inc.	20,300	338,624
Mega Financial Holding Company, Ltd.	171,000	107,865
Mitac International	25,814	11,271
Mosel Vitelic, Inc. *	690	330
Motech Industries, Inc.	4,316	11,736
Nan Ya Plastics Corp.	111,240	181,538
Nan Ya Printed Circuit Board Corp.	1,154	4,000
Nanya Technology Corp. *	18,324	11,625
Novatek Microelectronics Corp., Ltd.	7,361	17,418
Pan-International Industrial Company, Ltd.	312	498
Polaris Securities Company, Ltd. *	29,282	17,159
Pou Chen Corp.	35,923	23,212
Powerchip Semiconductor Corp. *	177,963	16,332
Powertech Technology, Inc.	11,954	35,939
President Chain Store Corp.	12,496	30,580
Quanta Computer, Inc.	39,771	83,557
Realtek Semiconductor Corp.	5,767	13,458
Richtek Technology Corp.	2,310	19,918
Shin Kong Financial Holding Company, Ltd. *	85,530	33,930
Siliconware Precision Industries Company	63,855	90,075
Sino-American Silicon Products, Inc.	5,217	12,517
SinoPac Holdings Company, Ltd. *	138,000	56,371
Synnex Technology International Corp.	21,598	46,036
Taishin Financial Holdings Company, Ltd. *	58,000	25,163
Taiwan Cellular Corp.	35,842	66,250
Taiwan Cement Corp.	55,397	61,914
Taiwan Cooperative Bank	35,650	21,929
Taiwan Fertilizer Company, Ltd.	13,000	46,349
Taiwan Glass Industrial Corp.	19,506	15,433
Taiwan Secom Company, Ltd.	6,000	9,505
Taiwan Semiconductor
Manufacturing Company, Ltd.	558,227	1,120,685
Tatung Company, Ltd. *	51,000	11,579
Teco Electric & Machinery Company, Ltd.	40,000	17,360
Transcend Information, Inc.	6,608	23,626
Tripod Technology Corp.	3,703	9,471
Tung Ho Steel Enterprise Corp.	17,132	18,088
U-Ming Marine Transport Corp.	10,000	16,792
Unimicron Technology Corp.	20,604	24,947
Uni-President Enterprises Corp.	63,000	74,211
United Microelectronics Corp. *	276,313	134,657
Vanguard International Semiconductor Corp.	126	55

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Wafer Works Corp.	130	$217
Walsin Lihwa Corp. *	28,000	9,597
Wan Hai Lines, Ltd. *	26,250	13,918
Wistron Corp.	30,531	56,808
Ya Hsin Industrial Company, Ltd. * (k)	22,000	0
Yang Ming Marine Transport Corp.	31,044	12,167
Yulon Motor Company, Ltd.	17,510	20,069
Zinwell Corp.	904	1,849

		6,703,492
Thailand - 0.30%
Advanced Info Service PCL	16,600	46,829
Bangkok Bank PCL, Foreign Shares	18,300	67,340
Bangkok Bank PCL	6,300	8,980
Bank of Ayudhya PCL, Foreign Shares	99,000	56,867
Banpu PCL	4,100	52,493
BEC World PCL	25,900	17,520
C.P. Seven Eleven PCL	56,395	33,253
Electricity Generating PCL, Foreign Shares	800	1,845
Glow Energy PCL	13,200	12,939
IRPC PCL	214,900	27,916
Kasikornbank PCL - Foreign Shares	22,800	60,023
Krung Thai Bank PCL	79,500	21,535
Land & Houses PCL, Foreign Shares	58,600	12,126
PTT Aromatics & Refining PCL	29,486	21,534
PTT Chemical PCL	7,797	17,094
PTT Exploration & Production PCL	24,200	104,666
PTT PCL - Foreign Shares	18,200	142,724
Ratchaburi Electricity Generating Holding PCL	8,400	9,428
Siam Cement PCL - Foreign Shares	11,700	78,056
Siam City Cement PCL	1,800	12,661
Siam Commercial Bank PCL	25,500	64,876
Thai Oil PCL	33,400	45,236
TMB Bank PCL *	501,358	17,857
Total Access Communication PCL	31,700	38,278
Total Access Communication PCL	38,900	49,775

		1,021,851
Turkey - 0.33%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	526	2,149
Akbank AS	18,545	108,116
Akcansa Cimento AS	635	2,577
Aksigorta AS	3,270	11,732
Anadolu Efes Biracilik ve Malt Sanayii AS	6,968	76,299
Asya Katilim Bankasi AS *	1,627	3,419
BIM Birlesik Magazalar AS	1,590	64,991
Coca-Cola Icecek AS	5,020	35,661
Dogan Sirketler Grubu Holdings AS *	26,757	20,314
Enka Insaat ve Sanayi AS	12,615	53,779
Eregli Demir ve Celik Fabrikalari *	9,909	42,993
HACI Omer Sabanci Holdings, AS	14,710	57,267
Is Gayrimenkul Yatirim Ortakligi AS	2,702	2,997
KOC Holdings AS *	14,973	39,539
Petkim Petrokimya Holding AS *	2,188	11,086
Tekfen Holding AS *	7,133	20,651
Tupras Turkiye Petrol Rafine AS	2,088	34,763

The accompanying notes are an integral part of the financial statements.
221

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
Turk Sise ve Cam Fabrikalari AS *	9,704	$10,380
Turk Telekomunikasyon AS	9,035	27,222
Turkcell Iletisim Hizmetleri AS	13,561	96,847
Turkiye Garanti Bankasi AS	44,592	169,420
Turkiye Halk Bankasi AS	9,317	55,628
Turkiye Is Bankasi AS	21,726	85,435
Turkiye Vakiflar Bankasi Tao *	22,351	51,538
Yapi ve Kredi Bankasi AS *	13,970	30,685

		1,115,488
United Kingdom - 14.07%
3i Group PLC	28,505	131,601
Admiral Group PLC	2,384	44,127
AMEC PLC	9,092	109,836
Anglo American PLC *	30,197	961,265
Antofagasta PLC	5,479	66,445
Associated British Foods PLC	9,452	128,021
AstraZeneca Group PLC	34,101	1,528,974
Astro All Asia Networks PLC, GDR	12,500	12,640
Autonomy Corp. PLC *	5,639	147,139
Aviva PLC	61,989	444,384
BAE Systems PLC	80,849	451,198
Barclays PLC *	233,403	1,379,412
Berkeley Group Holdings PLC *	1,248	17,695
BG Group PLC	79,083	1,376,310
BHP Billiton PLC	52,040	1,430,162
BICC PLC	8,851	45,527
BP PLC	449,095	3,977,625
British Airways PLC * (a)	10,101	35,670
British American Tobacco PLC	48,090	1,511,378
British Land Company PLC	14,181	107,772
British Sky Broadcasting Group PLC	27,208	248,753
BT Group PLC	181,279	377,086
Bunzl PLC	6,347	64,378
Burberry Group PLC	6,045	48,683
Cable & Wireless PLC	61,515	141,180
Cadbury PLC	32,851	421,582
Cairn Energy PLC *	3,354	149,584
Capita Group PLC	14,886	171,948
Carnival PLC	4,350	148,346
Carphone Warehouse Group PLC	5,890	18,009
Cattles PLC *	255	28
Centrica PLC	116,907	470,379
Cobham PLC	17,686	61,903
Compass Group PLC	43,677	267,174
Diageo PLC	59,191	909,260
Drax Group PLC	9,361	70,538
Eurasian Natural Resources Corp.	3,860	54,027
F&C Asset Management PLC	4,335	5,378
FirstGroup PLC	6,232	41,273
Fresnillo PLC	4,319	53,259
Friends Provident Group PLC	43,350	57,656
G4S PLC	33,582	118,530
GKN PLC *	37,290	67,895
GlaxoSmithKline PLC	121,951	2,399,761
Hammerson PLC	15,148	95,605
Home Retail Group PLC	14,560	63,391

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
HSBC Holdings PLC	418,019	$4,785,387
ICAP PLC	8,381	56,647
Imperial Tobacco Group PLC	23,168	669,429
Intercontinental Hotels Group PLC	5,311	68,869
International Personal Finance PLC	84	219
International Power PLC	36,664	169,556
Invensys PLC	13,036	60,819
Investec PLC	5,275	38,627
J Sainsbury PLC	27,909	145,469
Johnson Matthey PLC	5,977	132,481
Kazakhmys PLC	2,721	46,874
Kingfisher PLC	60,370	205,528
Ladbrokes PLC	8,134	24,393
Land Securities Group PLC	19,158	191,460
Legal & General Group PLC	147,161	206,637
Liberty International PLC	5,006	38,418
Lloyds TSB Group PLC *	473,599	786,444
London Stock Exchange Group PLC	2,110	28,911
Lonmin PLC, ADR *	3,285	88,190
Man Group PLC, ADR	30,604	162,339
Marks & Spencer Group PLC	34,711	201,166
National Express Group PLC (a)	3,116	23,836
National Grid PLC	55,907	541,102
Next Group PLC	5,027	144,454
Old Mutual PLC	131,710	210,875
Pearson PLC	19,306	237,884
Pharmstandard *	4,240	76,405
Prudential PLC	62,485	601,310
Randgold Resources, Ltd.	1,788	124,955
Reckitt Benckiser PLC	14,174	692,704
Reed Elsevier PLC	26,202	196,235
Rexam PLC	13,172	54,949
Rio Tinto PLC	33,688	1,445,593
Rolls-Royce Group PLC *	43,490	327,431
Royal & Sun Alliance PLC	84,591	181,078
Royal Bank of Scotland Group PLC *	446,366	378,263
Royal Dutch Shell PLC, A Shares	83,310	2,373,416
Royal Dutch Shell PLC, B Shares	63,426	1,762,115
SABMiller PLC	20,945	505,570
Schroders PLC	1,369	23,945
Scottish & Southern Energy PLC	19,635	368,155
Segro PLC	11,173	65,695
Serco Group PLC	6,952	56,129
Severn Trent PLC	5,976	92,702
Shire, Ltd.	13,302	231,049
Smith & Nephew PLC	21,225	190,126
Smiths Group PLC	9,579	136,118
Standard Chartered PLC	45,864	1,130,840
Standard Life PLC	56,522	198,074
Tesco PLC	189,690	1,213,771
The Sage Group PLC	34,966	130,512
Thomas Cook Group PLC	6,975	25,925
Tomkins PLC	16,142	48,717
TUI Travel PLC	6,959	28,333
Tullow Oil PLC	18,743	338,588
Unilever PLC	30,519	871,771

The accompanying notes are an integral part of the financial statements.
222

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
United Utilities Group PLC	16,697	$121,916
Vedanta Resources PLC	3,686	112,383
Vodafone Group PLC	1,282,695	2,878,908
Whitbread PLC	3,593	69,825
William Morrison Supermarket PLC	58,989	262,022
Wolseley PLC *	7,331	176,960
WPP PLC, SADR	26,936	231,528
Xstrata PLC *	42,103	620,057

		48,042,874
United States - 0.08%
HDFC Bank Ltd	2,145	253,904
Southern Copper Corp.	924	28,357

		282,261

TOTAL COMMON STOCKS (Cost $305,453,942)		$319,649,949

PREFERRED STOCKS - 2.31%

Brazil - 1.96%
AES Tiete SA (h)	3,400	38,345
Aracruz Celulose SA, Class B *	27,700	61,760
Banco Bradesco SA (h)	35,150	699,389
Banco do Estado do Rio Grande do Sul SA (h)	10,916	67,162
Bradespar SA (h)	4,600	84,647
Brasil Telecom Participacoes SA *	4,700	50,141
Brasil Telecom SA *	5,929	52,476
Braskem SA, Class A *	4,100	26,059
Centrais Eletricas Brasileiras SA, Class B *	7,200	101,197
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, Class A (h)	2,523	71,207
Companhia de Bebidas das Americas (h)	3,325	274,506
Companhia de Gas de Sao Paulo, Class A (h)	600	11,396
Companhia de Transmissao de Energia
Eletrica Paulista (h)	1,616	45,380
Companhia Energetica de Minas Gerais (h)	8,572	130,641
Companhia Energetica de Sao Paulo, Class B *	2,583	31,784
Companhia Paranaense de Energia, Class B (h)	1,700	30,083
Eletropaulo Metropolitana SA, Class B (h)	4,286	87,699
Fertilizantes Fosfatados SA *	6,500	67,143
Gerdau SA (h)	17,000	227,901
Investimentos Itau SA (h)	52,223	316,003
Itau Unibanco Holding SA (h)	48,653	980,420
Klabin SA (h)	16,000	37,932
Lojas Americanas SA (h)	5,800	39,156
Metalurgica Gerdau SA (h)	5,500	92,050
Net Servicos de Comunicacao SA *	3,198	37,204
Petroleo Brasileiro SA (h)	74,100	1,463,931
Suzano Papel e Celulose SA *	1,900	20,055
Tele Norte Leste Participacoes SA (h)	7,300	138,039
Telemar Norte Leste SA, Class A (h)	1,600	52,554
Tim Participacoes SA (h)	23,851	59,372
Usinas Siderurgicas de Minas Gerais SA,
Class A (h)	7,575	199,722
Vale SA, Class A (h)	49,900	1,030,899
Vivo Participacoes SA (h)	3,261	82,286

		6,708,539

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Germany - 0.24%
Bayerische Motoren Werke (BMW) AG (h)	1,201	$39,909
Henkel AG & Company KGaA (h)	4,443	191,655
Porsche Automobil Holding SE (h)	2,289	180,066
RWE AG (h)	1,090	89,723
Volkswagen AG (h)	2,594	302,127

		803,480
Malaysia - 0.00%
Malaysian Airline System BHD, 30.00%	2,300	508
Russia - 0.02%
Surgutneftegaz SADR (h)	21,410	74,078
South Korea - 0.09%
Hyundai Motor Company, Ltd. (h)	2,360	81,600
LG Electronics, Inc. (h)	780	34,924
Samsung Electronics Company, Ltd. (h)	440	184,130

		300,654

TOTAL PREFERRED STOCKS (Cost $5,101,591)		$7,887,259

WARRANTS - 0.00%

Italy - 0.00%
Mediobanca SpA
(Expiration Date 03/18/2011, Strike
Price: EUR 9.00) *	12,275	4,799
UBI Banca SCPA
(Expiration Date 06/30/2011, Strike
Price: EUR 12.30) *	22,878	2,725

		7,524
Malaysia - 0.00%
IJM Land Berhad
(Expiration Date 09/11/2013, Strike
Price: MYR 1.35) *	1,395	419

Singapore - 0.00%
Golden Agri-Resources, Ltd.
(Expiration Date 07/23/2012, Strike
Price: SGD 0.54) *	12,210	1,127

TOTAL WARRANTS (Cost $0)		$9,070

RIGHTS - 0.02%

Belgium - 0.00%
Fortis Group SA (Expiration Date 07/04/2014) *	60,690	0

France - 0.01%
BNP Paribas SA (Expiration Date 10/13/2009,
Strike Price: EUR 40.00) *	19,704	42,674

Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date
01/29/2010, Strike Price: JPY 1.00) *	6,534	1,976

Malaysia - 0.00%
IJM Corp. BHD (Expiration Date 10/16/2009,
Strike Price: MYR 0.25) *	4,571	0

Singapore - 0.00%
Genting Singapore PLC (Expiration Date
10/12/2009, Strike Price: SGD 0.80) *	16,400	3,726

The accompanying notes are an integral part of the financial statements.
223

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)

Sweden - 0.01%
Swedbank AB (Expiration Date 10/06/2009,
Strike Price: SEK 39.00) *	5,000	$9,862

TOTAL RIGHTS (Cost $20,574)		$58,238

SECURITIES LENDING COLLATERAL - 1.24%

United States - 1.24%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	424,421	4,248,455

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,248,684)		$4,248,455

SHORT TERM INVESTMENTS - 1.00%
AIM Short-Term Investment Trust,
STIC Prime Portfolio,
Institutional Class	$3,366,709	$3,366,709
Federated Prime Obligations Fund	28,177	28,173

TOTAL SHORT TERM INVESTMENTS
(Cost $3,394,882)		$3,394,882

Total Investments (International Equity Index Trust B)
(Cost $318,219,673) - 98.15%		$335,247,853
Other assets and liabilities, net - 1.85%		6,324,195

TOTAL NET ASSETS - 100.00%		$341,572,048

The portfolio had the following five top industry concentrations as of September 30, 2009 (as a percentage of total net assets):

Banking	13.83%
International Oil	5.34%
Telecommunications Equipment & Services	5.02%
Financial Services	4.45%
Insurance	4.45%

International Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.12%

Australia - 8.16%
AGL Energy, Ltd.	80,691	$972,493
Alumina, Ltd. *	439,971	699,479
Amcor, Ltd.	219,428	1,059,582
AMP, Ltd.	363,074	2,078,824
Aristocrat Leisure, Ltd.	70,243	323,541
Arrow Energy NL *	104,768	393,904
Asciano Group *	485,521	704,106
Australia and New Zealand
Banking Group, Ltd.	420,412	9,012,302
Australian Stock Exchange, Ltd.	30,866	955,300
Axa Asia Pacific Holdings, Ltd.	183,482	703,604
Bendigo and Adelaide Bank, Ltd.	62,739	518,705
BHP Billiton, Ltd.	605,108	19,996,084
Billabong International, Ltd.	35,166	370,488
Bluescope Steel, Ltd.	328,744	842,092

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Boral, Ltd. (a)	106,899	$571,873
Brambles, Ltd.	252,752	1,793,194
Caltex Australia, Ltd. *	24,340	259,069
CFS Gandel Retail Trust	311,104	549,774
Coca-Cola Amatil, Ltd.	100,333	867,088
Cochlear, Ltd.	10,106	594,551
Commonwealth Bank of Australia, Ltd.	273,843	12,451,489
Computershare, Ltd.	80,148	786,539
Crown, Ltd.	88,283	692,651
CSL, Ltd.	108,811	3,203,037
CSR, Ltd.	220,286	363,690
Dexus Property Group, REIT	844,778	627,516
Energy Resources of Australia, Ltd.	12,037	266,356
Fortescue Metals Group, Ltd. *	222,776	746,507
Foster's Group, Ltd.	347,579	1,696,961
General Property Trust, Ltd.	1,543,253	928,871
Goodman Fielder, Ltd.	232,100	342,002
Goodman Group, Ltd.	1,077,526	627,698
Harvey Norman Holding, Ltd.	95,768	361,681
Incitec Pivot, Ltd.	288,439	717,100
James Hardie Industries, Ltd. *	77,938	537,137
John Fairfax Holdings, Ltd. (a)	381,657	578,291
Leighton Holdings, Ltd. (a)	26,862	854,043
Lend Lease Corp.	78,376	729,659
Lion Nathan, Ltd.	52,978	535,093
Macquarie Airports, Ltd.	123,950	309,279
Macquarie Group, Ltd.	54,775	2,821,204
Macquarie Infrastructure Group	407,794	528,842
Metcash, Ltd.	137,910	546,972
Mirvac Group, Ltd.	455,248	671,814
National Australia Bank, Ltd.	345,874	9,348,818
Newcrest Mining, Ltd.	87,229	2,452,391
NRMA Insurance Group, Ltd.	373,480	1,241,811
Nufarm, Ltd.	30,947	309,502
OneSteel, Ltd.	239,047	634,959
Orica, Ltd.	64,764	1,338,376
Origin Energy, Ltd.	157,643	2,259,100
Oxiana, Ltd. *	562,785	562,046
Paladin Resources, Ltd. *	116,372	458,310
Perpetual Trust of Australia, Ltd.	6,897	236,443
Qantas Airways, Ltd.	200,119	503,836
QBE Insurance Group, Ltd.	180,774	3,823,826
Rio Tinto, Ltd.	78,568	4,087,068
Santos, Ltd.	147,683	1,969,650
Sims Group, Ltd.	26,285	524,965
Sonic Healthcare, Ltd.	65,759	820,599
SP Ausnet	238,937	185,997
Stockland Company, Ltd.	411,533	1,474,435
Suncorp-Metway, Ltd.	226,708	1,767,603
TABCORP Holdings, Ltd.	108,851	685,463
Tattersall's, Ltd.	217,547	486,515
Telstra Corp., Ltd.	793,192	2,284,815
Toll Holdings, Ltd.	119,140	891,963
Transurban Group, Ltd. *	208,143	751,129
Wesfarmers, Ltd.	27,396	642,974
Wesfarmers, Ltd.	181,226	4,220,016

The accompanying notes are an integral part of the financial statements.
224

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Westfield Group	369,404	$4,498,014
Westpac Banking Corp., Ltd.	524,896	12,093,173
Woodside Petroleum, Ltd.	89,518	4,097,131
Woolworths, Ltd.	221,577	5,709,050
WorleyParsons, Ltd.	29,543	772,958

		146,323,421
Austria - 0.34%
Erste Bank der Oesterreichischen
Sparkassen AG	31,437	1,406,662
Oesterreichische Elektrizitaets AG, Class A	13,892	703,597
OMV AG	27,046	1,090,489
Raiffeisen International Bank Holding AG (a)	9,761	637,184
Telekom Austria AG	58,057	1,047,716
Voestalpine AG	21,191	758,913
Wiener Staedtische Allgemeine
Versicherung AG	6,924	395,622

		6,040,183
Belgium - 0.99%
Anheuser-Busch InBev NV	130,048	5,946,533
Belgacom SA	27,426	1,068,654
Colruyt SA (a)	2,711	637,359
Compagnie Nationale A Portefeuille, ADR	5,950	323,749
Delhaize Group	18,135	1,258,853
Dexia SA *	95,334	879,608
Fortis Group SA *	402,810	1,891,014
Groupe Bruxelles Lambert SA	14,547	1,344,663
KBC Bancassurance Holding NV *	29,027	1,461,432
Mobistar SA	5,410	374,723
Solvay SA	10,690	1,110,267
UCB SA	18,184	771,217
Umicore	20,554	616,459

		17,684,531
Bermuda - 0.07%
Chinese Estates Holdings, Ltd.	126,804	219,608
SeaDrill, Ltd., GDR * (a)	50,336	1,049,679

		1,269,287
Bulgaria - 0.00%
BGP Holdings PLC *	1,690,087	3

China - 0.01%
Foxconn International Holdings, Ltd. *	382,000	253,249

Denmark - 0.91%
A P Moller Maersk AS, Series A	99	665,838
A P Moller Maersk AS	198	1,370,315
Carlsberg AS, B Shares	19,287	1,404,109
Coloplast AS	4,105	344,644
Danske Bank AS *	81,897	2,150,177
DSV AS, ADR *	37,710	676,149
H. Lundbeck AS	10,650	221,856
Novo Nordisk AS	80,692	5,068,199
Novozymes AS, B Shares	8,314	784,198
Topdanmark AS *	2,574	389,362
TrygVesta AS	4,291	328,774
Vestas Wind Systems AS *	36,728	2,668,009

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Denmark (continued)
William Demant Holdings AS *	4,252	$316,781

		16,388,411
Finland - 1.20%
Elisa Oyj, Class A	23,988	492,615
Fortum Corp. Oyj	80,087	2,056,026
Kesko Oyj	11,925	400,451
Kone Corp. Oyj	27,712	1,020,075
Metso Oyj	23,003	649,136
Neste Oil Oyj (a)	23,115	427,537
Nokia AB Oyj	675,223	9,930,273
Nokian Renkaat Oyj (a)	19,134	446,636
Orion Oyj, Series B	16,100	297,768
Outokumpu Oyj	21,329	400,766
Pohjola Bank PLC	24,865	284,086
Rautaruukki Oyj	15,174	363,817
Sampo Oyj, Class A	75,750	1,908,711
Sanoma WSOY Oyj (a)	14,509	320,752
Stora Enso Oyj, Series R *	104,892	732,667
UPM-Kymmene Oyj	93,751	1,123,720
Wartsila Oyj Corp. (a)	15,114	606,849

		21,461,885
France - 10.45%
Accor SA	25,771	1,435,562
Aeroports de Paris	5,353	482,171
Air France KLM *	24,358	443,820
Air Liquide	45,053	5,123,339
Alcatel-Lucent *	417,946	1,872,709
Alstom SA	36,443	2,665,133
Atos Origin SA *	8,171	413,075
AXA Group SA	282,510	7,644,351
BioMerieux SA	2,490	273,853
BNP Paribas SA	150,809	12,062,058
Bouygues SA	40,234	2,050,547
Bureau Veritas SA	8,811	497,315
Cap Gemini SA	26,316	1,380,012
Carrefour SA	114,386	5,193,111
Casino Guichard-Perrachon SA	9,941	791,534
Christian Dior SA	11,468	1,134,277
Cie Generale de Geophysique-Veritas *	25,858	605,189
CNP Assurances SA	6,695	682,360
Compagnie de Saint-Gobain SA	66,341	3,450,497
Compagnie Generale des Etablissements
Michelin, Class B	26,143	2,056,958
Credit Agricole SA	160,565	3,357,997
Dassault Systemes SA	11,688	652,566
Eiffage SA	7,302	465,462
Electricite de France	42,710	2,538,412
Eramet	959	332,384
Essilor International SA	36,145	2,060,547
Eurazeo	4,985	326,430
European Aeronautic Defence &
Space Company	73,452	1,650,496
Eutelsat Communications *	17,820	542,691
Fonciere Des Regions	4,199	489,206
France Telecom SA	330,017	8,827,488
GDF Suez	217,544	9,726,341

The accompanying notes are an integral part of the financial statements.
225

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Gecina SA	3,378	$403,432
Groupe DANONE	99,155	5,998,496
Hermes International SA (a)	9,515	1,405,154
ICADE	3,548	380,168
Iliad SA	2,932	330,883
Imerys SA	6,113	351,456
Ipsen SA	4,547	249,619
JC Decaux SA *	11,969	259,522
Klepierre SA	16,405	650,848
Lafarge SA	36,014	3,219,566
Lagardere SCA	21,279	992,900
Legrand SA, ADR	18,954	528,012
L'Oreal SA	43,161	4,314,274
LVMH Moet Hennessy SA	44,169	4,448,186
M6-Metropole Television	11,625	305,957
Natixis *	157,302	949,613
Neopost SA	5,621	504,660
PagesJaunes Groupe SA (a)	22,798	295,783
Pernod-Ricard SA	34,966	2,781,062
PPR SA	13,691	1,757,199
PSA Peugeot Citroen SA *	27,430	838,554
Publicis Groupe SA	21,206	851,938
Renault Regie Nationale SA *	33,393	1,561,838
Safran SA	33,836	634,051
Sanofi-Aventis SA	189,754	13,930,954
Schneider Electric SA	42,092	4,270,087
SCOR SE	29,882	817,124
Societe BIC SA	4,806	341,935
Societe Des Autoroutes Paris-Rhin-Rhone	4,076	310,795
Societe Generale	83,765	6,749,828
Societe Television Francaise 1 (a)	21,163	372,516
Sodexho Alliance	16,999	1,021,814
Suez Environnement SA	48,561	1,113,529
Technip SA	18,725	1,198,612
Thales SA	16,124	800,238
Total SA	384,878	22,912,375
Unibail-Rodamco SE, REIT	14,700	3,057,837
Vallourec SA	9,698	1,644,822
Veolia Environnement SA	68,165	2,618,492
Vinci SA	76,208	4,319,120
Vivendi SA	211,071	6,545,227

		187,266,367
Germany - 7.75%
Adidas-Salomon AG	34,891	1,847,073
Allianz SE	81,686	10,206,550
BASF SE	166,442	8,812,174
Bayer AG	137,813	9,544,879
Bayerische Motoren Werke (BMW) AG	59,697	2,881,692
Beiersdorf AG	15,903	934,554
Celesio AG	15,335	422,031
Commerzbank AG * (a)	127,800	1,621,701
Daimler AG	162,600	8,187,760
Deutsche Bank AG	106,765	8,196,747
Deutsche Boerse AG	35,159	2,873,488
Deutsche Lufthansa AG	41,284	732,951
Deutsche Post AG	152,558	2,858,381

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Deutsche Postbank AG *	15,780	$558,226
Deutsche Telekom AG	511,130	6,988,348
E.ON AG	342,745	14,554,018
Fraport AG, ADR	6,614	351,886
Fresenius AG	5,084	250,391
Fresenius Medical Care AG (a)	34,448	1,716,032
Fresenius SE	14,527	851,135
GEA Group AG	28,170	587,776
Hamburger Hafen und Logistik AG	4,416	198,961
Hannover Rueckversicherung AG *	10,872	498,924
Henkel AG & Company KGaA	23,421	851,029
Hochtief AG	7,573	577,804
Infineon Technologies AG *	195,260	1,102,020
K&S AG	26,775	1,461,188
Linde AG	27,341	2,968,095
MAN AG	19,063	1,573,567
Merck KGaA	11,651	1,158,756
Metro AG	20,453	1,157,043
Muenchener Rueckversicherungs-
Gesellschaft AG (MunichRe)	37,215	5,937,572
Puma AG	952	316,312
Qiagen AG *	35,750	758,930
RWE AG	75,497	7,020,805
Salzgitter AG	7,043	675,060
SAP AG	154,716	7,538,785
Siemens AG	148,349	13,751,278
Solarworld AG (a)	15,107	367,091
Suedzucker AG	11,949	242,444
Thyssen Krupp AG	60,296	2,076,771
TUI AG * (a)	24,962	257,733
United Internet AG *	22,670	342,441
Volkswagen AG (a)	15,974	2,623,400
Wacker Chemie AG	2,821	439,808

		138,873,610
Greece - 0.67%
Alpha Bank A.E. *	64,637	1,196,941
Bank of Cyprus PCL	100,487	770,280
Bank of Piraeus SA *	54,613	1,018,411
Coca-Cola Hellenic Bottling Company SA	32,941	877,714
EFG Eurobank Ergas SA *	58,240	922,917
Hellenic Petroleum SA	16,532	187,961
Hellenic Telecommunications Organization SA	44,187	733,183
Marfin Financial Group SA Holdings *	114,513	495,380
National Bank of Greece SA *	109,448	3,957,755
OPAP SA	40,262	1,041,141
Public Power Corp. SA *	20,915	467,372
Titan Cement Company SA	10,409	360,866

		12,029,921
Hong Kong - 2.29%
ASM Pacific Technology, Ltd.	35,400	249,543
Bank of East Asia, Ltd.	265,600	952,045
BOC Hong Kong Holdings, Ltd.	667,172	1,458,676
Cathay Pacific Airways, Ltd. *	213,218	337,055
Cheung Kong Holdings, Ltd.	251,000	3,162,092
Cheung Kong Infrastructure Holdings, Ltd.	81,228	291,010

The accompanying notes are an integral part of the financial statements.
226

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
CLP Holdings, Ltd.	369,000	$2,510,720
Esprit Holdings, Ltd.	202,185	1,355,932
Hang Lung Group, Ltd.	144,000	714,694
Hang Lung Properties, Ltd.	373,674	1,369,844
Hang Seng Bank, Ltd.	137,881	1,973,303
Henderson Land Development Company, Ltd.	193,489	1,238,151
Hong Kong & China Gas Company, Ltd.	714,227	1,802,364
Hong Kong Aircraft Engineering Company, Ltd.	12,000	143,049
Hong Kong Electric Holdings, Ltd.	249,918	1,371,032
Hong Kong Exchanges & Clearing, Ltd.	184,300	3,310,380
Hopewell Holdings, Ltd.	103,000	321,967
Hutchison Whampoa, Ltd.	384,000	2,750,697
Hysan Development Company, Ltd.	113,000	282,627
Kerry Properties, Ltd.	128,703	691,260
Li & Fung, Ltd.	406,000	1,655,990
Lifestyle International Holdings, Ltd.	105,000	161,559
Link, REIT	390,747	861,679
Mongolia Energy Company, Ltd. *	545,155	193,000
MTR Corp., Ltd.	255,233	880,351
New World Development Company, Ltd.	451,815	954,778
Noble Group, Ltd.	244,000	420,251
NWS Holdings, Ltd.	148,000	286,922
Orient Overseas International, Ltd.	39,500	200,727
PCCW, Ltd. *	672,000	175,699
Shangri-La Asia, Ltd.	234,000	440,844
Sino Land Company, Ltd.	306,316	545,100
Sun Hung Kai Properties, Ltd.	254,000	3,729,348
Swire Pacific, Ltd., Class A	138,837	1,629,218
Television Broadcasting Company, Ltd.	51,819	224,476
Wharf Holdings, Ltd.	248,373	1,310,354
Wheelock and Company, Ltd.	165,000	538,226
Wing Hang Bank, Ltd.	32,064	315,219
Yue Yuen Industrial Holdings, Ltd.	118,933	333,349

		41,143,531
Ireland - 0.35%
CRH PLC	124,796	3,458,823
Elan Corp. PLC *	89,452	640,058
Experian Group, Ltd.	184,896	1,555,764
Kerry Group PLC	25,237	721,996

		6,376,641
Italy - 3.72%
A2A SpA	197,703	389,136
Acea SpA	13,439	176,075
Alleanza Assicurazioni SpA	76,322	688,886
Assicurazioni Generali SpA	190,685	5,229,457
Autogrill SpA *	18,348	222,068
Autostrade SpA	46,442	1,126,763
Banca Carige SpA	116,545	348,378
Banca Intesa SpA - Non convertible	168,128	598,615
Banca Monte dei Paschi Siena SpA	396,157	849,053
Banca Popolare di Milano SpA	71,089	541,275
Banche Popolari Unite SpA	103,715	1,594,855
Banco Popolare Societa Cooperativa *	115,480	1,108,635
Enel SpA	1,186,815	7,536,959
Eni SpA	469,413	11,752,665

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Exor SpA	13,003	$240,877
Fiat SpA *	137,854	1,778,038
Finmeccanica SpA	72,969	1,291,082
Fondiaria-Sai SpA	11,222	236,393
Intesa Sanpaolo SpA *	1,388,700	6,147,315
Italcementi SpA	12,774	196,930
Lottomatica SpA	8,237	184,636
Luxottica Group SpA *	20,891	541,699
Mediaset SpA	127,787	896,027
Mediobanca SpA	85,586	1,171,407
Mediolanum SpA	39,490	275,267
Parmalat SpA	307,014	850,680
Pirelli & Company SpA *	471,755	253,261
Prysmian SpA	17,928	336,978
Saipem SpA	47,736	1,436,831
Saras SpA	51,439	198,840
Snam Rete Gas SpA	270,443	1,316,374
Telecom Italia SpA	1,809,435	3,178,855
Telecom Italia SpA	1,086,518	1,336,408
Tenaris SA	85,141	1,516,799
Terna SpA	234,499	914,857
UniCredit Italiano SpA *	2,567,692	10,063,163
Unipol Gruppo Finanziario SpA, ADR *	133,409	202,608

		66,728,145
Japan - 21.17%
ABC-MART, Inc. (a)	4,500	139,621
Acom Company, Ltd. (a)	7,190	110,056
Advantest Corp.	28,800	786,653
AEON Company, Ltd.	115,500	1,099,294
AEON Credit Service Company, Ltd.	14,100	140,860
Aeon Mall Company, Ltd.	14,700	303,211
Aioi Insurance Company, Ltd.	89,000	450,854
Aisin Seiki Company	34,500	833,511
Ajinomoto Company, Inc.	120,000	1,199,289
Alfresa Holdings Corp. (a)	6,676	271,727
All Nippon Airways Company, Ltd.	148,000	424,276
Amada Company, Ltd.	62,000	414,085
Aozora Bank, Ltd.	134,000	192,461
Asahi Breweries, Ltd.	69,800	1,273,946
Asahi Glass Company, Ltd.	182,000	1,457,775
Asahi Kasei Corp.	228,000	1,152,003
ASICS Corp.	29,000	267,807
Astellas Pharmaceuticals, Inc.	81,800	3,361,312
Bank of Kyoto, Ltd.	56,000	513,107
Benesse Corp.	13,400	654,973
Bridgestone Corp.	110,000	1,958,863
Brother Industries, Ltd.	40,000	479,385
Canon Sales Company, Inc.	12,300	216,698
Canon, Inc.	192,400	7,696,724
Casio Computer Company, Ltd.	42,800	349,215
Central Japan Railway Company, Ltd.	271	1,944,720
Chiba Bank, Ltd.	137,000	843,385
Chubu Electric Power Company, Inc.	119,400	2,897,124
Chugai Pharmaceutical Company, Ltd.	40,400	834,439
Chugoku Bank, Ltd.	32,000	403,598
Chugoku Electric Power Company, Inc.	50,200	1,103,628

The accompanying notes are an integral part of the financial statements.
227

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Citizen Watch Company, Ltd.	51,400	$286,440
Coca-Cola West Japan Company, Ltd.	9,923	194,501
Cosmo Oil Company, Ltd.	107,000	295,657
Credit Saison Company, Ltd. (a)	28,400	332,068
Dai Nippon Printing Company, Ltd.	101,000	1,382,013
Daicel Chemical Industries, Ltd.	49,466	296,191
Daido Steel Company, Ltd.	51,000	184,036
Daihatsu Motor Company, Ltd.	35,000	356,323
Daiichi Sankyo Company, Ltd.	121,400	2,504,458
Daikin Industries, Ltd.	42,300	1,513,147
Dainippon Ink & Chemicals, Inc.	107,000	152,062
Dainippon Sumitomo Pharma Company, Ltd.	28,900	313,689
Daito Trust Construction Company, Ltd.	14,100	613,721
Daiwa House Industry Company, Ltd.	92,000	964,139
Daiwa Securities Group, Inc.	292,000	1,502,154
Dena Company, Ltd. (a)	48	132,020
Denki Kagaku Kogyo Kabushiki Kaisha	87,000	356,459
Denso Corp.	87,700	2,549,067
Dentsu, Inc. (a)	30,100	695,746
Dowa Mining Company, Ltd.	46,466	279,774
East Japan Railway Company	61,300	4,402,131
Eisai Company, Ltd.	45,500	1,705,266
Electric Power Development Company, Ltd.	24,000	759,827
Elpida Memory, Inc. * (a)	22,700	293,424
FamilyMart Company, Ltd.	10,600	341,021
Fanuc, Ltd.	34,500	3,082,384
Fast Retailing Company, Ltd.	8,600	1,084,338
Fuji Electric Holdings Company, Ltd.	101,000	185,062
Fuji Heavy Industries, Ltd.	113,000	435,032
Fuji Photo Film Company, Ltd.	88,100	2,619,984
Fuji Television Network, Inc.	85	138,488
Fujitsu, Ltd.	336,000	2,176,181
Fukuoka Financial Group, Inc.	140,000	577,927
Furukawa Electric Company, Ltd.	114,638	462,259
GS Yuasa Corp. (a)	66,000	599,530
Gunma Bank	71,000	388,923
Hakuhodo DY Holdings, Inc.	4,200	227,537
Hankyu Hanshin Holdings, Inc.	206,000	987,586
Hikari Tsushin, Inc.	4,700	102,360
Hino Motors, Ltd.	47,000	177,326
Hirose Electric Company, Ltd.	5,400	607,033
Hisamitsu Pharmaceutical Company, Inc.	12,000	485,068
Hitachi Chemical, Ltd.	18,800	381,359
Hitachi Construction Machinery Company, Ltd.	19,400	412,941
Hitachi High-Technologies Corp.	12,400	256,831
Hitachi Metals, Ltd.	30,000	304,279
Hitachi, Ltd.	607,000	1,855,946
Hokkaido Electric Power Company, Inc.	33,000	686,462
Hokuhoku Financial Group, Inc.	226,000	525,471
Hokuriku Electric Power Company	33,800	859,527
Honda Motor Company, Ltd.	297,700	9,026,852
Hoya Corp.	74,500	1,747,420
Ibiden Company, Ltd.	23,100	851,512
Idemitsu Kosan Company, Ltd.	4,000	327,695
Inpex Holdings, Inc.	149	1,263,512
Isetan Mitsukoshi Holdings, Ltd.	62,900	717,822

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ishikawajima-Harima Heavy Industries
Company, Ltd.	238,000	$478,834
Isuzu Motors, Ltd.	214,000	448,219
ITO EN, Ltd. (a)	11,494	212,672
Itochu Corp.	271,000	1,777,539
Itochu Techno-Science Corp.	5,400	165,827
Iyo Bank, Ltd.	44,000	395,734
J Front Retailing Company, Ltd.	87,000	521,195
JAFCO Company, Ltd. *	5,700	172,518
Japan Airlines System Corp. *	163,000	239,062
Japan Petroleum Exploration Company, Ltd.	5,200	263,629
Japan Prime Realty Investment Corp., REIT	101	244,785
Japan Real Estate Investment Corp., REIT	80	652,675
Japan Retail Fund Investment Corp., REIT	63	341,871
Japan Tobacco, Inc.	811	2,761,687
JFE Holdings, Inc.	88,600	3,011,098
JGC Corp.	37,000	749,855
Joyo Bank, Ltd.	119,000	581,616
JS Group Corp.	45,200	787,761
JSR Corp.	32,300	658,389
Jupiter Telecommunications Company, Ltd.	438	423,818
Kajima Corp.	153,000	389,785
Kamigumi Company, Ltd.	47,000	381,200
Kaneka Corp.	53,171	380,893
Kansai Electric Power Company, Ltd.	137,700	3,327,444
Kansai Paint Company, Ltd.	39,000	302,450
Kao Corp.	97,400	2,401,108
Kawasaki Heavy Industries, Ltd. (a)	256,000	645,098
Kawasaki Kisen Kaisha, Ltd.	109,000	401,870
KDDI Corp.	526	2,958,760
Keihin Electric Express Railway Company, Ltd.	80,000	678,682
Keio Corp.	104,000	707,137
Keisei Electric Railway Company, Ltd.	50,000	330,839
Keyence Corp.	7,500	1,594,702
Kikkoman Corp.	30,000	371,242
Kinden Corp.	24,409	203,536
Kintetsu Corp. (a)	293,000	1,133,229
Kirin Brewery Company, Ltd.	151,000	2,308,106
Kobe Steel Company, Ltd.	449,000	780,096
Komatsu, Ltd.	171,100	3,177,212
Konami Corp.	16,800	340,437
Konica Minolta Holdings, Inc.	86,500	815,151
Koyo Seiko Company, Ltd.	34,800	401,983
Kubota Corp.	197,000	1,631,580
Kuraray Company, Ltd.	62,000	672,855
Kurita Water Industries, Ltd.	20,400	729,526
Kyocera Corp.	29,300	2,693,876
Kyowa Hakko Kogyo Company, Ltd.	47,000	592,812
Kyushu Electric Power Company, Inc.	68,400	1,547,845
Lawson, Inc.	11,700	543,824
LeoPalace21 Corp.	23,000	183,438
Mabuchi Motor Company, Ltd.	5,100	258,313
Makita Corp.	20,200	635,606
Marubeni Corp.	298,000	1,493,220
Marui Company, Ltd.	40,200	286,785
Maruichi Steel Tube, Ltd.	6,800	135,347

The accompanying notes are an integral part of the financial statements.
228

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Matsui Securities Company, Ltd.	21,800	$176,415
Matsushita Electric Industrial Company, Ltd.	353,800	5,176,598
Matsushita Electric Works, Ltd.	68,000	806,995
Mazda Motor Corp.	166,000	368,756
McDonald's Holdings Company (Japan), Ltd. *	12,000	239,855
Mediceo Holdings Company, Ltd.	26,410	370,459
MEIJI Holdings Company, Ltd. *	12,400	527,423
Minebea Company, Ltd.	65,000	296,252
Mitsubishi Chemical Holdings Corp., ADR	217,500	896,392
Mitsubishi Corp.	244,600	4,912,421
Mitsubishi Electric Corp.	348,000	2,613,851
Mitsubishi Estate Company, Ltd.	213,000	3,329,401
Mitsubishi Gas & Chemicals Company, Inc.	70,171	378,581
Mitsubishi Heavy Industries, Ltd.	547,000	2,057,585
Mitsubishi Logistics Corp.	21,057	253,474
Mitsubishi Materials Corp.	196,000	537,654
Mitsubishi Motors Corp. * (a)	649,000	1,063,460
Mitsubishi Rayon Company, Ltd.	92,000	312,260
Mitsubishi UFJ Financial Group, Inc.	1,680,200	8,987,850
Mitsubishi UFJ Lease & Finance
Company, Ltd.	10,500	314,575
Mitsui & Company, Ltd.	312,600	4,068,372
Mitsui Chemicals, Inc.	107,000	379,795
Mitsui Engineering & Shipbuilding
Company, Ltd.	135,000	347,576
Mitsui Fudosan Company, Ltd.	151,000	2,530,990
Mitsui Mining & Smelting Company, Ltd.	103,000	262,850
Mitsui O.S.K. Lines, Ltd.	207,000	1,218,827
Mitsui Sumitomo Insurance Group
Holdings, Inc.	76,000	2,092,997
Mitsui Trust Holdings, Inc.	177,000	649,829
Mitsumi Electric Company, Ltd.	15,000	322,092
Mizuho Financial Group, Inc.	2,269,100	4,485,193
Mizuho Trust & Banking Company, Ltd.	272,000	285,214
Murata Manufacturing Company, Ltd.	38,600	1,819,540
Namco Bandai Holdings, Inc.	36,100	368,926
NEC Corp. (a)	348,000	1,083,477
NGK INSULATORS, Ltd.	46,000	1,058,982
NGK Spark Plug Company, Ltd.	29,000	366,548
NHK Spring Company, Ltd.	29,000	239,083
Nidec Corp.	19,600	1,589,225
Nikon Corp.	58,000	1,054,092
Nintendo Company, Ltd.	17,900	4,576,986
Nippon Building Fund, Inc., REIT	93	828,189
Nippon Electric Glass Company, Ltd.	63,000	570,200
Nippon Express Company, Ltd.	153,000	618,098
Nippon Meat Packers, Inc.	32,762	419,062
Nippon Mining Holdings, Inc.	159,000	774,666
Nippon Oil Corp.	224,000	1,248,304
Nippon Paper Group, Inc.	16,800	484,065
Nippon Sheet Glass Company, Ltd.	115,000	382,146
Nippon Steel Corp.	920,000	3,333,264
Nippon Telegraph & Telephone Corp.	93,700	4,325,347
Nippon Yusen Kabushiki Kaisha	200,000	769,948
NIPPONKOA Insurance Company, Ltd.	118,000	733,537
Nishi-Nippon City Bank, Ltd.	122,000	308,038
Nissan Chemical Industries, Ltd.	25,000	358,608

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nissan Motor Company, Ltd. *	448,300	$3,010,736
Nissay Dowa General Insurance Company,
Ltd.	32,000	162,585
Nisshin Seifun Group, Inc.	34,000	473,136
Nisshin Steel Company	126,000	223,402
Nisshinbo Industries, Inc.	23,409	247,096
Nissin Food Products Company, Ltd.	12,600	483,143
Nitori Company, Ltd.	6,700	569,670
Nitto Denko Corp.	29,800	906,377
NOK Corp.	20,300	300,754
Nomura Holdings, Inc.	455,800	2,784,599
Nomura Real Estate Holdings, Inc.	16,600	269,067
Nomura Real Estate Office Fund, Inc.	50	331,664
Nomura Research Institute, Ltd. (a)	18,300	435,024
NSK, Ltd.	84,285	519,191
NTN Corp.	85,000	350,373
NTT Data Corp.	228	727,552
NTT DoCoMo, Inc.	2,773	4,418,801
NTT Urban Development Corp.	208	189,809
Obayashi Corp.	117,000	510,448
OBIC Company, Ltd.	1,260	213,543
Odakyu Electric Railway Company, Ltd.	113,000	1,017,294
Oji Paper Company, Ltd.	154,000	693,265
Olympus Optical Company, Ltd.	39,100	1,029,271
Omron Corp.	36,600	687,644
Ono Pharmaceutical Company, Ltd.	15,300	793,291
Onward Kashiyama Company, Ltd.	22,000	162,936
Oracle Corp. - Japan	6,900	306,337
Oriental Land Company, Ltd.	9,000	633,175
ORIX Corp.	18,880	1,147,921
Osaka Gas Company, Ltd.	350,000	1,227,466
Otsuka Corp.	2,900	172,465
Promise Company, Ltd.	13,369	72,591
Rakuten, Inc.	1,298	862,841
Resona Holdings, Inc.	87,600	1,125,690
Ricoh Company, Ltd.	121,000	1,744,934
Rinnai Corp.	6,800	319,800
Rohm Company, Ltd.	17,700	1,231,141
SANKYO Company, Ltd.	9,700	605,558
Santen Pharmaceutical Company, Ltd.	13,300	488,761
Sanyo Electric Company, Ltd. * (a)	304,000	714,350
Sapporo Hokuyo Holdings, Inc.	54,000	190,742
Sapporo Holdings, Ltd.	46,000	233,748
SBI Holdings, Inc.	3,023	591,692
Secom Company, Ltd.	37,900	1,899,504
SEGA SAMMY HOLDINGS, Inc.	33,200	432,081
Seiko Epson Corp.	25,222	376,501
Sekisui Chemical Company, Ltd.	78,000	450,208
Sekisui House, Ltd.	92,000	823,993
Seven & I Holdings Company, Ltd.	138,900	3,310,888
Seven Bank, Ltd.	99	244,378
Sharp Corp.	180,000	1,985,402
Shikoku Electric Power Company, Inc.	32,200	982,319
Shimadzu Corp.	45,000	324,183
Shimamura Company, Ltd.	4,000	393,224
Shimano, Inc.	12,100	520,120

The accompanying notes are an integral part of the financial statements.
229

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Shimizu Corp.	107,000	$418,217
Shin-Etsu Chemical Company, Ltd.	74,000	4,523,041
Shinko Electric Industries Company, Ltd.	12,200	214,691
Shinko Securities Company, Ltd.	103,000	371,095
Shinsei Bank, Ltd. * (a)	167,000	254,491
Shionogi & Company, Ltd.	54,000	1,275,334
Shiseido Company, Ltd.	63,000	1,097,266
Shizuoka Bank, Ltd.	109,000	1,145,144
Showa Denko K.K.	214,161	433,125
Showa Shell Sekiyu K.K.	33,955	369,732
SMC Corp.	9,700	1,186,526
Softbank Corp.	136,400	2,977,903
Sojitz Holdings Corp.	222,500	419,363
Sompo Japan Insurance, Inc.	160,000	1,067,207
Sony Corp.	181,100	5,297,039
Sony Financial Holdings, Inc.	157	449,382
Square Enix Company, Ltd.	11,400	308,713
Stanley Electric Corp.	25,500	512,942
Sumco Corp.	20,900	471,515
Sumitomo Chemical Company, Ltd.	284,000	1,173,616
Sumitomo Corp.	202,900	2,072,925
Sumitomo Electric Industries, Ltd.	136,000	1,764,210
Sumitomo Heavy Industries, Ltd.	103,990	502,113
Sumitomo Metal Industries, Ltd.	607,000	1,480,652
Sumitomo Metal Mining Company, Ltd.	94,000	1,530,605
Sumitomo Mitsui Financial Group, Inc.	163,700	5,666,894
Sumitomo Realty &
Development Company, Ltd.	69,000	1,249,812
Sumitomo Rubber Industries, Inc.	30,800	288,149
Sumitomo Titanium Corp. (a)	3,300	93,617
Sumitomo Trust & Banking Company, Ltd.	257,000	1,351,150
Suruga Bank, Ltd.	38,000	357,561
Suzuken Company, Ltd.	12,700	437,707
Suzuki Motor Corp.	63,700	1,479,940
T&D Holdings, Inc.	42,000	1,126,437
TAIHEIYO CEMENT Corp.	154,000	204,894
Taisei Corp.	177,000	348,763
Taisho Pharmaceuticals Company, Ltd.	23,000	464,833
Taiyo Nippon Sanso Corp.	51,000	603,233
Takashimaya Company, Ltd.	53,819	427,716
Takeda Pharmaceutical Company, Ltd.	135,300	5,636,092
Tanabe Seiyaku Company, Ltd.	40,000	532,105
TDK Corp.	21,000	1,203,736
Teijin, Ltd.	169,000	523,623
Terumo Corp.	30,400	1,664,920
The 77th Bank, Ltd.	62,000	353,135
The Bank of Yokohama, Ltd.	221,000	1,075,125
The Hachijuni Bank, Ltd.	73,000	404,064
The Hiroshima Bank, Ltd.	90,000	369,828
The Japan Steel Works, Ltd. (a)	60,000	684,883
The Tokyo Electric Power Company, Ltd.	219,500	5,756,696
THK Company, Ltd.	21,700	421,458
Tobu Railway Company, Ltd.	147,000	897,981
Toho Company, Ltd.	20,433	346,397
Toho Gas Company, Ltd.	81,000	369,446
Tohoku Electric Power Company, Inc.	77,100	1,715,790

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tokio Marine Holdings, Inc.	130,600	$3,775,102
Tokuyama Corp.	52,000	379,831
Tokyo Broadcasting Company, Ltd.	6,852	115,962
Tokyo Electron, Ltd.	30,900	1,953,146
Tokyo Gas Company, Ltd.	416,000	1,726,055
Tokyo Steel Manufacturing Company, Ltd.	18,200	221,560
Tokyo Tatemono Company, Ltd.	52,000	251,775
Tokyu Corp.	205,000	979,825
Tokyu Land Corp.	82,000	325,903
TonenGeneral Sekiyu K.K.	51,000	496,664
Toppan Printing Company, Ltd.	101,000	950,660
Toray Industries, Inc.	240,000	1,445,274
Toshiba Corp.	708,000	3,682,532
Tosoh Corp.	92,228	231,963
Toto, Ltd. (a)	47,000	292,422
Toyo Seikan Kaisha, Ltd.	27,300	522,729
Toyo Suisan Kaisha, Ltd.	16,000	433,533
Toyoda Gosei Company, Ltd.	11,734	340,023
Toyota Boshoku Corp.	11,800	230,315
Toyota Industries Corp.	32,300	880,096
Toyota Motor Corp.	497,300	19,571,711
Toyota Tsusho Corp.	38,300	574,113
Trend Micro, Inc.	19,000	706,148
Tsumura & Company, Ltd.	10,800	388,812
Ube Industries, Ltd.	182,000	476,585
UNI Charm Corp.	7,500	711,253
UNY Company, Ltd.	32,200	239,746
Ushio, Inc.	20,100	348,007
USS Company, Ltd.	4,123	244,049
West Japan Railway Company, Ltd.	307	1,161,726
Yahoo Japan Corp.	2,619	884,790
Yakult Honsha Company, Ltd.	17,457	463,334
Yamada Denki Company, Ltd.	15,650	1,061,425
Yamaguchi Financial Group, Inc.	38,000	393,014
Yamaha Corp.	28,500	335,689
Yamaha Motor Company, Ltd.	38,700	472,996
Yamato Kogyo Company, Ltd.	7,800	218,097
Yamato Transport Company, Ltd.	70,000	1,142,322
Yamazaki Baking Company, Ltd.	22,000	296,938
YASKAWA Electric Corp.	43,000	308,014
Yokogawa Electric Corp.	41,214	362,051

		379,525,381
Luxembourg - 0.44%
ArcelorMittal (a)	154,790	5,776,837
Millicom International Cellular SA, ADR *	13,637	997,950
SES, ADR	51,032	1,158,303

		7,933,090
Netherlands - 2.60%
Aegon NV *	281,711	2,400,022
Akzo Nobel NV	41,769	2,590,933
ASML Holding NV	77,761	2,293,089
Corio NV	9,638	664,959
Fugro NV	11,741	679,257
Heineken Holding NV	19,880	810,691
Heineken NV	44,172	2,037,914

The accompanying notes are an integral part of the financial statements.
230

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
ING Groep NV *	353,390	$6,314,479
Koninklijke (Royal) Philips Electronics NV	175,329	4,273,770
Koninklijke Ahold NV	214,900	2,585,824
Koninklijke Boskalis Westinster NV	10,055	344,065
Koninklijke DSM NV	27,804	1,160,946
Koninklijke KPN NV	309,103	5,129,617
Randstad Holdings NV *	18,342	794,087
Reed Elsevier NV	130,478	1,473,640
SBM Offshore NV	27,024	575,714
STMicroelectronics NV	123,098	1,163,417
TNT Post Group NV	66,536	1,788,765
Unilever NV	293,710	8,478,552
Wolters Kluwer NV	50,153	1,073,296

		46,633,037
New Zealand - 0.11%
Auckland International Airport, Ltd.	154,634	207,313
Contact Energy, Ltd.	54,155	224,997
Fletcher Building, Ltd.	108,986	655,424
Sky City Entertainment Group, Ltd.	103,692	243,332
Telecom Corp. of New Zealand, Ltd.	333,344	640,388

		1,971,454
Norway - 0.65%
Den Norske Bank ASA *	132,200	1,534,411
Norsk Hydro ASA *	123,823	827,357
Orkla ASA (a)	139,208	1,314,928
Renewable Energy Corp. AS *	59,843	529,744
StatoilHydro ASA	202,500	4,550,971
Telenor ASA *	151,400	1,757,828
Yara International ASA	34,150	1,073,375

		11,588,614
Portugal - 0.33%
Banco Comercial dos Acores SA	423,226	626,478
Banco Espirito Santo SA	94,659	672,007
Brisa Auto Estrada, SA	32,455	319,983
Cimpor-Cimentos De Portugal SA	42,408	350,621
EDP Renovaveis SA *	39,320	432,440
Electricidade de Portugal SA	329,648	1,510,557
Galp Energia SGPS SA	27,809	480,799
Jeronimo Martins, SGPS SA	39,712	347,913
Portugal Telecom, SGPS, SA	105,068	1,114,199

		5,854,997
Singapore - 1.32%
Ascendas, REIT *	270,000	367,277
Capitaland, Ltd.	459,000	1,201,504
CapitaMall Trust *	401,000	523,272
City Developments, Ltd.	90,000	653,344
ComfortDelGro Corp., Ltd.	338,000	384,328
Cosco Corp. Singapore, Ltd.	182,000	153,526
DBS Group Holdings, Ltd.	309,000	2,891,932
Fraser and Neave, Ltd.	175,000	489,637
Genting International PLC * (a)	834,000	657,175
Golden Agri-Resources, Ltd. *	1,203,520	364,061
Jardine Cycle and Carriage, Ltd.	22,000	377,186
Keppel Corp., Ltd.	230,000	1,313,845

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Neptune Orient Lines, Ltd.	163,000	$204,566
Olam International, Ltd.	215,000	378,265
Oversea-Chinese Banking Corp., Ltd.	451,000	2,497,537
SembCorp Industries, Ltd.	177,000	422,815
SembCorp Marine, Ltd.	149,000	333,421
Singapore Airlines, Ltd.	96,000	938,786
Singapore Exchange, Ltd.	154,000	914,892
Singapore Press Holdings, Ltd.	287,000	782,157
Singapore Technologies Engineering, Ltd.	244,000	474,499
Singapore Telecommunications, Ltd.	1,436,000	3,296,960
StarHub, Ltd.	108,000	166,089
United Overseas Bank, Ltd.	220,000	2,602,247
UOL Group, Ltd.	93,000	225,531
Wilmar International, Ltd.	230,000	1,025,280

		23,640,132
Spain - 4.74%
Abertis Infraestructuras SA	50,762	1,152,912
Acciona SA	4,583	623,185
Acerinox SA	25,218	543,034
ACS Actividades SA	25,853	1,349,253
Banco Bilbao Vizcaya Argentaria SA	641,978	11,424,701
Banco de Sabadell SA	162,271	1,200,611
Banco de Valencia SA	38,409	360,441
Banco Popular Espanol SA	156,240	1,567,227
Banco Santander Central Hispano SA	1,470,472	23,756,630
Bankinter SA, ADR	51,228	646,967
Cintra Concesiones de Infraestructuras de
Transporte SA	35,877	417,858
Corporacion Mapfre SA	129,069	577,616
Criteria Caixacorp SA	151,583	778,999
Enagas	32,283	675,183
Fomento de Construcciones SA	6,886	322,654
Gamesa Corporacion Tecnologica SA	32,900	737,980
Gas Natural SDG SA	40,367	892,746
Gestevision Telecinco SA	17,788	224,646
Grifols SA	23,049	439,276
Grupo Ferrovial SA (a)	10,116	484,951
Iberdrola Renovables SA	152,319	750,113
Iberdrola SA	662,903	6,515,234
Iberia Lineas Aereas de Espana SA *	85,922	267,430
Indra Sistemas SA	17,756	442,830
Industria de Diseno Textil SA	39,336	2,259,151
Red Electrica De Espana	19,511	998,880
Repsol YPF SA	132,074	3,598,411
Sacyr Vallehermoso SA	16,496	313,067
Telefonica SA	763,488	21,074,036
Zardoya Otis SA	24,001	521,061

		84,917,083
Sweden - 2.45%
Alfa Laval AB (a)	61,936	727,994
Assa Abloy AB, Series B	56,267	913,271
Atlas Copco AB, Series A, ADR	121,077	1,563,789
Atlas Copco AB, Series B, ADR	70,356	804,429
Electrolux AB, Series B *	43,189	990,706
Ericsson (LM), Series B	538,128	5,398,657

The accompanying notes are an integral part of the financial statements.
231

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Getinge AB, Series B (a)	36,087	$607,209
Hennes & Mauritz AB, B shares	92,177	5,179,879
Holmen AB, Series B	9,521	262,486
Husqvarna AB, B Shares *	73,443	510,753
Investor AB, B shares	82,126	1,501,299
Lundin Petroleum AB, Series A *	40,124	325,815
Nordea Bank AB	582,365	5,867,985
Sandvik AB	181,807	2,012,170
Scania AB, Series B	57,697	717,273
Securitas AB, Series B	56,457	545,474
Skandinaviska Enskilda Banken AB, Series A *	273,881	1,848,173
Skanska AB, Series B	71,941	1,054,846
SKF AB, B Shares	69,976	1,100,550
SSAB Svenskt Stal AB, Series A	32,558	503,542
SSAB Svenskt Stal AB, Series B	14,996	211,549
Svenska Cellulosa AB, B Shares	102,398	1,390,468
Svenska Handelsbanken AB, Series A	88,235	2,255,134
Swedbank AB, Class A (a)	90,600	865,006
Swedish Match AB	45,256	911,145
Tele2 AB, Series B	54,993	731,041
Teliasonera AB	404,819	2,661,776
Volvo AB, Series A	79,413	712,556
Volvo AB, Series B (a)	196,189	1,819,465

		43,994,440
Switzerland - 7.72%
ABB, Ltd. *	397,863	7,995,349
Actelion, Ltd. *	18,033	1,121,090
Adecco SA	22,181	1,181,049
Aryzta AG *	14,637	594,369
Baloise Holding AG	9,015	862,604
BKW FMB Energie AG	2,380	206,552
Compagnie Financiere Richemont SA	94,117	2,664,963
Credit Suisse Group AG	202,912	11,294,134
Geberit AG, ADR	7,366	1,132,402
Givaudan AG	1,380	1,037,618
Holcim, Ltd. *	44,231	3,042,799
Julius Baer Holding AG	38,050	1,905,055
Kuehne & Nagel International AG	9,736	847,585
Lindt & Spruengli AG-PC	157	381,561
Lindt & Spruengli AG-REG	20	556,160
Logitech International SA *	32,819	600,466
Lonza Group AG	8,187	892,504
Nestle SA	656,028	27,985,998
Nobel Biocare Holding AG, Series BR	22,414	742,967
Novartis AG	381,321	19,142,500
Pargesa Holding SA, ADR	4,873	421,671
Phonak Holding AG	8,360	843,999
Roche Holdings AG - Genusschein	126,673	20,505,460
Schindler Holding AG	8,764	601,909
Schindler Holding AG	3,882	273,602
Societe Generale de Surveillance Holdings AG	846	1,139,603
Straumann Holding AG	1,409	366,147
Swatch Group AG, BR shares	5,561	1,312,626
Swatch Group AG	7,828	356,457
Swiss Life Holding *	5,377	637,653
Swiss Re	62,265	2,813,909

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Swisscom AG	4,336	$1,553,082
Syngenta AG	17,474	4,011,678
Synthes AG	10,703	1,290,968
UBS AG - Swiss Exchange *	641,525	11,758,098
Zurich Financial Services AG	26,490	6,313,085

		138,387,672
United Kingdom - 20.62%
3i Group PLC	173,723	802,038
Admiral Group PLC	33,587	621,678
AMEC PLC	59,978	724,562
Anglo American PLC *	237,366	7,556,102
Antofagasta PLC	71,101	862,255
Associated British Foods PLC	64,232	869,977
AstraZeneca Group PLC	261,049	11,704,557
Autonomy Corp. PLC *	38,727	1,010,508
Aviva PLC	493,837	3,540,197
BAE Systems PLC	637,174	3,555,905
Barclays PLC *	1,989,427	11,757,517
Berkeley Group Holdings PLC *	22,414	317,795
BG Group PLC	605,785	10,542,697
BHP Billiton PLC	397,927	10,935,823
BICC PLC	86,196	443,364
BP PLC	3,378,469	29,923,032
British Airways PLC * (a)	104,001	367,258
British American Tobacco PLC	359,940	11,312,235
British Land Company PLC	153,652	1,167,715
British Sky Broadcasting Group PLC	205,427	1,878,143
BT Group PLC	1,396,398	2,904,705
Bunzl PLC	58,996	598,397
Burberry Group PLC	78,082	628,833
Cable & Wireless PLC	457,686	1,050,410
Cadbury PLC	246,248	3,160,139
Cairn Energy PLC *	24,824	1,107,114
Capita Group PLC	112,156	1,295,515
Carnival PLC *	29,245	997,327
Carphone Warehouse Group PLC	74,166	226,765
Centrica PLC	922,699	3,712,510
Cobham PLC	206,086	721,329
Compass Group PLC	333,048	2,037,268
Diageo PLC	450,679	6,923,088
Drax Group PLC	65,783	495,694
Eurasian Natural Resources Corp.	46,436	649,953
FirstGroup PLC	86,888	575,440
Fresnillo PLC	32,328	398,645
Friends Provident Group PLC	419,284	557,652
G4S PLC	228,525	806,597
GlaxoSmithKline PLC	935,475	18,408,347
Hammerson PLC	125,427	791,615
Home Retail Group PLC	158,204	688,786
HSBC Holdings PLC	3,121,862	35,738,373
ICAP PLC	93,429	631,488
Imperial Tobacco Group PLC	183,270	5,295,509
Intercontinental Hotels Group PLC	46,364	601,211
International Power PLC	274,312	1,268,585
Invensys PLC	144,506	674,189
Investec PLC	76,096	557,227

The accompanying notes are an integral part of the financial statements.
232

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
J Sainsbury PLC	214,092	$1,115,902
Johnson Matthey PLC	38,706	857,922
Kazakhmys PLC	38,588	664,741
Kingfisher PLC	425,663	1,449,155
Ladbrokes PLC	108,408	325,111
Land Securities Group PLC	136,310	1,362,246
Legal & General Group PLC	1,056,867	1,484,003
Liberty International PLC (a)	81,601	626,231
Lloyds TSB Group PLC *	2,938,522	4,879,622
London Stock Exchange Group PLC	26,900	368,588
Lonmin PLC, ADR *	27,822	746,914
Man Group PLC, ADR	307,966	1,633,608
Marks & Spencer Group PLC	284,592	1,649,341
National Grid PLC	438,644	4,245,466
Next Group PLC	35,537	1,021,178
Old Mutual PLC	951,396	1,523,237
Pearson PLC	146,018	1,799,197
Petrofac, Ltd.	37,369	590,917
Prudential PLC	455,030	4,378,877
Randgold Resources, Ltd.	14,745	1,030,456
Reckitt Benckiser PLC	109,258	5,339,599
Reed Elsevier PLC	218,554	1,636,816
Rexam PLC	158,073	659,424
Rio Tinto PLC	247,153	10,605,633
Rolls-Royce Group PLC *	334,043	2,514,967
Royal & Sun Alliance PLC	600,979	1,286,477
Royal Bank of Scotland Group PLC *	3,048,851	2,583,681
Royal Dutch Shell PLC, A Shares	639,290	18,212,717
Royal Dutch Shell PLC, B Shares	486,059	13,503,798
SABMiller PLC	169,788	4,098,343
Schroders PLC	22,158	387,558
Scottish & Southern Energy PLC	165,957	3,111,682
Segro PLC	132,401	778,488
Serco Group PLC	87,874	709,472
Severn Trent PLC	42,621	661,153
Shire, Ltd.	101,020	1,754,669
Smith & Nephew PLC	159,402	1,427,865
Smiths Group PLC	70,142	996,717
Standard Chartered PLC	362,404	8,935,571
Standard Life PLC	399,004	1,398,260
Tesco PLC	1,424,348	9,113,990
The Sage Group PLC	236,357	882,212
Thomas Cook Group PLC	77,376	287,601
Tomkins PLC	158,889	479,532
TUI Travel PLC	100,790	410,363
Tullow Oil PLC	144,517	2,610,669
Unilever PLC	231,410	6,610,198
United Utilities Group PLC	122,872	897,173
Vedanta Resources PLC	24,921	759,821
Vodafone Group PLC	9,463,547	21,240,186
Whitbread PLC	31,447	611,126
William Morrison Supermarket PLC	379,330	1,684,939
Wolseley PLC *	51,176	1,235,318
WPP PLC, SADR	225,909	1,941,799
Xstrata PLC *	343,738	5,062,277

		369,578,875

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States - 0.06%
Thomson Reuters Corp. *	32,567	$1,093,274

TOTAL COMMON STOCKS (Cost $1,491,410,820)		$1,776,957,234

INVESTMENT COMPANIES - 0.08%

United States - 0.08%
iShares MSCI EAFE Index Fund	26,230	1,434,781

TOTAL INVESTMENT COMPANIES (Cost $1,454,349)		$1,434,781

PREFERRED STOCKS - 0.32%

Germany - 0.32%
Bayerische Motoren Werke (BMW) AG (h)	9,411	312,725
Henkel AG & Company KGaA (h)	32,123	1,385,671
Porsche Automobil Holding SE (h)	15,776	1,241,034
RWE AG (h)	7,032	578,833
Volkswagen AG (h)	18,975	2,210,045

		5,728,308

TOTAL PREFERRED STOCKS (Cost $4,041,574)		$5,728,308

WARRANTS - 0.00%

Italy - 0.00%
Mediobanca SpA
(Expiration Date 03/18/2011, Strike
Price: EUR 9.00) *	85,316	33,351
UBI Banca SCPA
(Expiration Date 06/30/2011, Strike
Price: EUR 12.30) *	10,484	1,249

		34,600

TOTAL WARRANTS (Cost $0)		$34,600

RIGHTS - 0.03%

France - 0.02%
BNP Paribas SA (Expiration Date 10/13/2009,
Strike Price: EUR 40.00) *	150,809	326,616

Singapore - 0.00%
Genting Singapore PLC (Expiration Date
10/12/2009, Strike Price: SGD 0.80) * (a)	145,800	33,121

Sweden - 0.01%
Swedbank AB (Expiration Date 10/06/2009,
Strike Price: SEK 39.00) * (a)	60,025	118,539

TOTAL RIGHTS (Cost $58,106)		$478,276

The accompanying notes are an integral part of the financial statements.
233

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 1.69%
United States - 1.69%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	3,029,204	$30,322,333

TOTAL SECURITIES LENDING COLLATERAL
(Cost $30,323,582)	$ 30,322,333

Total Investments (International Index Trust)
(Cost $1,527,288,431) - 101.24%	$ 1,814,955,532
Other assets and liabilities, net - (1.24)%		(22,259,150

TOTAL NET ASSETS - 100.00%	$ 1,792,696,382

The portfolio had the following five top industry concentrations as of September 30, 2009 (as a percentage of total net assets):

Banking	13.12%
Telecommunications Equipment & Services	5.55%
Financial Services	5.19%
Insurance	4.82%
Food & Beverages	4.36%

International Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.88%

Australia - 2.23%
CSL, Ltd.	429,811	$12,652,217

Belgium - 2.02%
Anheuser-Busch InBev NV	250,998	11,477,054

Brazil - 8.85%
Cyrela Brazil Realty SA	270,800	3,523,335
Gafisa SA	477,491	7,190,934
Itau Unibanco Holding SA	472,567	9,522,225
OGX Petroleo e Gas Participacoes SA	6,000	4,589,038
Petroleo Brasileiro SA, ADR	327,903	15,050,748
Vale SA	447,300	10,346,049

		50,222,329
Canada - 0.00%
Suncor Energy, Inc.	468	16,348

China - 1.98%
Baidu, Inc., SADR *	10,907	4,265,182
Ctrip.com International, Ltd., ADR *	67,400	3,962,446
Longtop Financial Technologies, Ltd. *	105,600	3,005,376

		11,233,004
Denmark - 4.56%
Novozymes AS, B Shares	31,078	2,931,358
Vestas Wind Systems AS *	316,264	22,974,170

		25,905,528
France - 4.24%
Accor SA	51,165	2,850,123
Alstom SA	129,710	9,485,894
BNP Paribas SA	111,902	8,950,185

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Schneider Electric SA	27,623	$2,802,257

		24,088,459
Germany - 7.99%
BASF SE	80,867	4,281,456
Daimler AG	371,141	18,688,891
Hochtief AG	56,328	4,297,708
Infineon Technologies AG *	1,067,889	6,027,016
Metro AG	106,956	6,050,589
Thyssen Krupp AG	174,918	6,024,689

		45,370,349
Hong Kong - 6.28%
Cheung Kong Holdings, Ltd.	911,000	11,476,756
CNOOC, Ltd.	4,183,500	5,667,761
Esprit Holdings, Ltd.	1,157,000	7,759,297
Hang Lung Properties, Ltd.	635,000	2,327,833
Noble Group, Ltd.	1,905,000	3,281,056
Sun Hung Kai Properties, Ltd.	154,000	2,261,101
Tencent Holdings, Ltd.	177,700	2,857,438

		35,631,242
India - 2.58%
ICICI Bank, Ltd., SADR	291,921	11,256,474
Reliance Industries, Ltd., GDR * (g)	36,850	3,393,885

		14,650,359
Ireland - 0.52%
CRH PLC	107,225	2,971,829

Israel - 1.42%
Teva Pharmaceutical Industries, Ltd., SADR	159,208	8,049,556

Japan - 9.79%
Daikin Industries, Ltd.	164,575	5,887,145
Daiwa Securities Group, Inc.	1,982,000	10,196,126
FamilyMart Company, Ltd.	93,400	3,004,849
Honda Motor Company, Ltd.	166,500	5,048,609
Marubeni Corp.	2,585,000	12,952,934
Mizuho Financial Group, Inc.	7,583,800	14,990,441
Sumco Corp.	155,100	3,499,140

		55,579,244
Mexico - 2.84%
Cemex SA de CV, SADR *	1,246,142	16,100,155

Netherlands - 1.50%
ASML Holding NV	287,948	8,491,280

Singapore - 2.39%
Capitaland, Ltd.	3,970,000	10,392,091
Singapore Airlines, Ltd.	324,000	3,168,403

		13,560,494
Spain - 6.09%
Banco Bilbao Vizcaya Argentaria SA	678,974	12,083,085
Gamesa Corporacion Tecnologica SA	474,552	10,644,677
Telefonica SA	429,538	11,856,243

		34,584,005
Switzerland - 14.74%
ABB, Ltd. *	283,835	5,703,872
Actelion, Ltd. *	93,656	5,822,483

The accompanying notes are an integral part of the financial statements.
234

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Credit Suisse Group AG	387,423	$21,564,063
Julius Baer Holding AG	119,305	5,973,263
Lonza Group AG	135,824	14,806,833
Nestle SA	167,553	7,147,771
Transocean, Ltd. *	264,955	22,661,601

		83,679,886
Taiwan - 4.71%
Hon Hai Precision Industry Company, Ltd.	3,141,167	12,569,480
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	1,290,762	14,146,752

		26,716,232
United Kingdom - 10.91%
Autonomy Corp. PLC *	229,470	5,987,586
BP PLC	981,687	8,694,782
HSBC Holdings PLC	1,577,121	18,054,526
Reckitt Benckiser PLC	117,182	5,726,856
Standard Chartered PLC	247,059	6,091,580
Tesco PLC	922,359	5,901,908
Vodafone Group PLC	5,109,783	11,468,506

		61,925,744
United States - 1.24%
NII Holdings, Inc. *	235,525	7,061,040

TOTAL COMMON STOCKS (Cost $470,274,971)	$ 549,966,354

RIGHTS - 0.04%

France - 0.04%
BNP Paribas SA (Expiration Date 10/13/2009,
Strike Price: EUR 40.00) *	111,902	242,352

TOTAL RIGHTS (Cost $0)		$242,352

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.43%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$13,801,004 on 10/01/2009,
collateralized by $14,220,000
Federal National Mortgage
Association, 5.00% due
05/20/2024 (valued at
$14,077,800, including interest)	$13,801,000	13,801,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,801,000)	$ 13,801,000

Total Investments (International Opportunities Trust)
(Cost $484,075,971) - 99.35%		$564,009,706
Other assets and liabilities, net - 0.65%		3,669,901

TOTAL NET ASSETS - 100.00%		$567,679,607

The portfolio had the following five top industry concentrations as of September 30, 2009 (as a percentage of total net assets):

Financial Services	11.42%
Banking	9.49%
Real Estate	6.55%
Semiconductors	5.67%
Petroleum Services	5.53%

International Small Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.80%

Australia - 9.47%
Billabong International, Ltd.	250,971	$2,644,083
Downer EDI, Ltd.	190,173	1,366,399
Emeco Holdings, Ltd.	2,847,880	2,176,823
Iluka Resources, Ltd. *	601,020	2,095,203
Pacific Brands, Ltd. *	2,111,114	2,221,835
PaperlinX, Ltd. *	1,392,324	825,238

		11,329,581
Belgium - 1.39%
Barco NV *	38,023	1,660,331

Canada - 9.25%
ATS Automation Tooling Systems, Inc. *	238,160	1,279,055
Biovail Corp.	134,700	2,078,405
Canaccord Capital, Inc. *	289,800	2,760,902
Dorel Industries, Inc., Class B	40,500	1,112,885
Genworth MI Canada, Inc. *	13,800	310,505
Genworth MI Canada, Inc. * (g)	56,000	1,260,020
GSI Group, Inc. *	189,088	141,797
HudBay Minerals, Inc. *	81,800	985,588
Mullen Group, Ltd.	76,900	1,132,688

		11,061,845
China - 2.78%
Bio-Treat Technology, Ltd. *	3,095,000	153,294
People's Food Holdings, Ltd.	2,729,370	1,464,786

The accompanying notes are an integral part of the financial statements.
235

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
Sinotrans, Ltd., Class H	7,328,000	$1,708,913

		3,326,993
Finland - 2.79%
Amer Sports Oyj, A Shares (a)	184,519	1,603,608
Elcoteq SE, A Shares * (a)	136,478	230,645
Huhtamaki Oyj	118,194	1,505,496

		3,339,749
Germany - 1.11%
Jenoptik AG *	249,351	1,332,013

Hong Kong - 12.14%
AAC Acoustic Technology Holdings, Inc.	1,370,000	1,495,720
Dah Sing Financial Group *	430,129	2,481,608
Fountain Set Holdings, Ltd. *	5,497,998	692,422
Giordano International, Ltd.	6,260,017	1,558,621
Lerado Group Holding Company, Ltd.	4,769,612	448,639
Stella International Holdings, Ltd.	1,197,500	2,005,716
TCL Communication Technology
Holdings, Ltd. *	3,192,500	387,339
Texwinca Holdings, Ltd.	2,107,324	1,660,266
Travelsky Technology, Ltd., Class H	1,703,604	1,304,430
Weiqiao Textile Company, Ltd.	1,263,246	775,601
Yue Yuen Industrial Holdings, Ltd.	612,246	1,716,019

		14,526,381
Japan - 5.07%
ASICS Corp.	25,000	230,868
Descente, Ltd.	309,000	1,415,078
Kobayashi Pharmaceutical Company, Ltd.	28,000	1,273,170
Meitec Corp.	31,166	526,444
Nichii Gakkan Company, Ltd.	2,300	23,007
Sohgo Security Services Company, Ltd.	1,116	13,191
Takuma Company, Ltd. *	432,000	1,217,911
USS Company, Ltd.	23,040	1,363,783

		6,063,452
Netherlands - 10.28%
Aalberts Industries NV	108,380	1,459,284
Draka Holding NV *	118,576	2,207,688
Imtech NV	59,581	1,521,036
OPG Groep NV	104,246	1,729,037
SBM Offshore NV	50,202	1,069,494
TKH Group NV	91,898	1,534,025
USG People NV *	133,553	2,776,445

		12,297,009
Norway - 1.34%
Tomra Systems ASA	342,380	1,603,430

Philippines - 0.24%
First Gen Corp. *	860,550	289,525

Singapore - 0.13%
Huan Hsin Holdings, Ltd. *	836,627	154,420

South Korea - 8.70%
Binggrae Company, Ltd.	23,380	851,426
Busan Bank	162,810	1,800,833
Daeduck Electronics Company, Ltd.	151,810	755,670
Daegu Bank	132,770	1,898,474

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Halla Climate Control Company, Ltd.	84,260	$843,553
Intops Company, Ltd.	35,042	564,614
Sindo Ricoh Company, Ltd.	36,202	1,909,819
Youngone Corp. *	169,580	1,062,761
Youngone Holdings Company, Ltd.	38,090	727,613

		10,414,763
Spain - 2.19%
Sol Melia SA	258,653	2,615,813

Sweden - 1.60%
D. Carnegie & Company AB *	815,005	0
Niscayah Group AB	844,530	1,915,640

		1,915,640
Switzerland - 3.53%
Panalpina Welttransport Holding AG	22,290	1,843,873
Verwaltungs & Privat Bank AG	14,497	1,690,290
Vontobel Holding AG	20,593	687,998

		4,222,161
Taiwan - 6.56%
Acbel Polytech, Inc.	345,953	232,350
D-Link Corp.	1,329,526	1,179,409
Giant Manufacturing Company, Ltd.	698,500	1,886,030
KYE System Corp.	1,442,976	1,489,318
Ta Chong Bank, Ltd. *	7,985,000	1,465,053
Taiwan Fu Hsing Industrial Company, Ltd.	874,310	486,273
Test-Rite International Company, Ltd.	2,444,386	1,105,002

		7,843,435
Thailand - 4.70%
Bank of Ayudhya PCL, Foreign Shares	3,695,300	2,122,623
Glow Energy PCL	1,024,690	1,004,448
Siam City Bank PCL	1,590,600	1,090,234
Total Access Communication PCL	1,165,405	1,407,222

		5,624,527
United Kingdom - 8.87%
Bodycote PLC	487,165	1,296,308
Burberry Group PLC	221,761	1,785,952
Fiberweb PLC	1,410,710	1,669,151
Future PLC	1,689,765	552,468
Game Group PLC	491,012	1,253,974
Henderson Group PLC	1,242,740	2,568,902
Yule Catto & Company PLC	674,112	1,479,554

		10,606,309
United States - 1.66%
Steiner Leisure, Ltd. *	55,584	1,987,684

TOTAL COMMON STOCKS (Cost $127,041,048)		$112,215,061

RIGHTS - 0.39%

Finland - 0.39%
Amer Sports Oyj (Expiration Date 10/19/2009,
Strike Price EUR 3.30) * (a)	184,519	471,627

TOTAL RIGHTS (Cost $525,458)		$471,627

The accompanying notes are an integral part of the financial statements.
236

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 1.37%

United States - 1.37%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	163,268	$1,634,316

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,634,438)	$ 1,634,316

SHORT TERM INVESTMENTS - 4.37%
Paribas Corp.
0.08% due 10/01/2009	$5,225,000	$5,225,000

TOTAL SHORT TERM INVESTMENTS
(Cost $5,225,000)		$5,225,000

Total Investments (International Small Cap Trust)
(Cost $134,425,944) - 99.93%		$119,546,004
Other assets and liabilities, net - 0.07%		81,803

TOTAL NET ASSETS - 100.00%		$119,627,807

The portfolio had the following five top industry concentrations as of September 30, 2009 (as a percentage of total net assets):

Apparel & Textiles	12.26%
Banking	8.42%
Financial Services	6.27%
Industrial Machinery	5.25%
Business Services	4.37%

International Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.45%

Australia - 7.50%
Acrux, Ltd. *	36,231	$54,404
Adelaide Brighton, Ltd.	37,523	91,936
AED Oil, Ltd. *	17,758	9,514
AJ Lucas Group, Ltd.	10,043	43,552
Alesco Corp., Ltd.	23,171	91,999
Andean Resources, Ltd. *	8,640	17,545
Ansell, Ltd.	6,781	59,561
APA Group, Ltd	31,881	88,802
APN News & Media, Ltd.	52,000	94,332
Asciano Group *	1	1
Ausenco, Ltd.	6,200	31,732
Austar United Communications, Ltd. *	22,925	24,947
Australian Infrastructure Fund	40,002	56,809
Australian Worldwide Exploration, Ltd. *	114,594	273,630
Automotive Holdings Group	25,405	44,928
Avoca Resources, Ltd. *	45,306	59,287
AWB, Ltd.	74,841	83,715
AWB, Ltd. *	95,707	107,652
Babcock & Brown Wind Partners, Ltd	42,657	56,710
Beach Petroleum, Ltd.	264,439	174,731
Bendigo Mining, Ltd.	69,546	15,012
Biota Holdings, Ltd. *	15,000	35,950
Blackmores, Ltd.	1,400	25,086
Bradken, Ltd.	7,393	42,706

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Brickworks, Ltd.	9,451	$123,502
Buru Energy, Ltd. *	31,571	5,130
Cabcharge Australia, Ltd.	20,292	101,813
Campbell Brothers, Ltd.	2,007	52,354
Carnarvon Petroleum, Ltd. *	66,000	31,187
Centamin Egypt, Ltd. *	33,316	49,078
Centennial Coal Company, Ltd.	14,324	40,437
Ceramic Fuel Cells, Ltd. *	36,540	9,297
Challenger Financial Services Group, Ltd.	73,673	220,412
Chandler Macleod, Ltd. *	23,343	3,304
Citadel Resource Group, Ltd. *	81,000	27,744
Citigold Corp., Ltd. *	163,943	22,405
Coal of Africa, Ltd. *	29,345	57,107
Comdek, Ltd. *	9,069	4,231
Compass Resources NL *	15,577	2,061
ConnectEast Group	228,738	72,234
Corporate Express Australia, Ltd.	7,900	28,466
Crane Group, Ltd.	4,512	43,528
Crescent Gold, Ltd. *	125,607	19,414
CuDeco, Ltd. *	5,800	26,063
Customers, Ltd. *	11,000	32,064
Devine, Ltd.	16,774	7,033
Dominion Mining, Ltd.	6,300	20,418
Duet Group	67,838	101,146
Eastern Star Gas, Ltd. *	122,127	99,573
Emeco Holdings, Ltd.	142,613	109,009
Energy Developments, Ltd.	11,000	23,951
Energy World Corp., Ltd. *	189,057	69,559
Envestra, Ltd.	101,622	51,368
FKP Property Group, Ltd.	214,660	143,015
Fleetwood Corp., Ltd.	4,300	33,035
FlexiGroup, Ltd.	21,000	30,795
Flight Centre, Ltd.	3,832	50,474
Futuris Corp., Ltd. *	154,478	32,551
Gindalbie Metals, Ltd. *	6,504	4,901
Giralia Resources NL *	31,422	29,323
GrainCorp., Ltd. *	6,873	54,638
Great Southern Plantations, Ltd. *	49,118	5,200
GUD Holdings, Ltd.	5,902	45,358
Gunns, Ltd.	45,755	48,423
GWA International, Ltd.	56,818	138,068
Hastie Group, Ltd.	27,984	54,748
Healthscope, Ltd.	20,103	84,681
Hills Industries, Ltd.	28,732	48,494
IBA Health, Ltd.	125,048	91,979
IBT Education, Ltd.	49,161	158,336
Iluka Resources, Ltd. *	36,022	125,575
Independence Group NL	26,775	106,517
Indophil Resources NL *	85,202	64,547
Industrea, Ltd.	73,000	27,939
Innamincka Petroleum, Ltd. *	35,386	6,357
Invocare, Ltd.	8,841	47,605
IOOF Holdings, Ltd.	38,340	171,766
Iress Market Technology, Ltd.	19,452	145,410
Jabiru Metals, Ltd. *	42,457	13,930
JB Hi-Fi, Ltd.	7,250	126,686

The accompanying notes are an integral part of the financial statements.
237

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Karoon Gas Australia, Ltd. *	6,259	$42,877
Kimberley Metals, Ltd. *	16,616	2,023
Linc Energy, Ltd. *	36,273	53,776
Macmahon Holdings, Ltd.	166,427	99,949
Mantra Resources, Ltd. *	472	1,914
Marion Energy, Ltd. *	55,425	8,978
Medusa Mining, Ltd. *	11,000	31,518
Minara Resources, Ltd. *	22,971	19,341
Mincor Resources NL	48,235	104,996
Mirabela Nickel, Ltd. *	35,047	85,237
Monadelphous Group, Ltd.	6,059	71,415
Mosaic Oil NL *	160,000	19,705
Mount Gibson Iron, Ltd. *	23,190	22,320
Murchison Metals, Ltd. *	88,972	120,407
Nexus Energy, Ltd. * (a)	105,968	30,158
NIB Holdings, Ltd.	45,539	48,529
Nido Petroleum, Ltd. *	205,243	24,270
Otto Energy, Ltd. *	63,569	4,013
Pacific Brands, Ltd. *	274,899	289,317
Pan Australian Resources, Ltd. *	123,771	52,900
Pan Pacific Petroleum NL *	39,039	19,038
PaperlinX, Ltd. *	117,104	69,408
Perilya, Ltd. *	45,145	18,290
Perpetual Trust of Australia, Ltd.	2,545	87,248
Perseus Mining, Ltd. *	30,000	32,080
Pharmaxis, Ltd. *	13,000	27,453
PIPE Networks, Ltd. *	6,000	29,370
PMP, Ltd. *	78,662	45,910
Port Bouvard, Ltd. *	24,303	8,361
Prime Retirement & Aged Care Property Trust *	14,396	2,017
Programmed Maintenance Services, Ltd.	13,432	53,093
Ramsay Health Care, Ltd.	5,150	49,831
Realestate.com.au, Ltd.	7,351	48,676
Ridley Corp., Ltd.	51,903	50,319
Riversdale Mining, Ltd. *	23,895	113,548
Roc Oil Company, Ltd. *	94,754	50,257
SAI Global, Ltd.	29,586	86,310
Sally Malay Mining, Ltd.	49,359	107,415
Seek, Ltd.	30,761	148,852
Seven Network, Ltd. *	22,797	125,954
Sigma Pharmaceuticals, Ltd.	257,783	241,482
Silex Systems, Ltd. *	6,614	40,639
Sino Gold, Ltd. *	20,117	119,491
Skilled Group, Ltd.	2,399	4,126
Skilled Group, Ltd. *	71	94
SP Telemedia, Ltd.	62,689	68,783
Spark Infrastructure Group	59,027	60,538
Strike Resources, Ltd. *	14,267	11,247
STW Communications Group, Ltd.	36,346	28,759
Sundance Resources, Ltd. *	320,476	40,899
Sunland Group, Ltd.	36,793	26,639
Tamaya Resources, Ltd. * (a)	214,523	0
Technology One, Ltd.	54,308	38,784
Ten Network Holdings, Ltd. (a)	46,169	58,818
Thakral Holdings Group, Ltd.	136,095	50,885
Timbercorp, Ltd. *	78,363	0

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Tower Australia Group, Ltd.	70,548	$175,418
Tox Free Solutions, Ltd. *	16,000	33,806
Transfield Services Infrastructure Fund	4,524	3,745
Transfield Services, Ltd.	34,940	130,802
Transpacific Industries Group, Ltd. *	2,836	3,803
United Minerals Corp. *	35,612	27,808
Village Roadshow, Ltd.	26,670	36,650
Virgin Blue Holdings, Ltd. *	117,733	44,401
Vision Group Holdings, Ltd.	15,793	12,160
Wattyl, Ltd. *	13,826	11,235
WDS, Ltd.	21,815	44,279
Western Areas NL * (a)	4,229	18,033
Whitehaven Coal, Ltd.	29,551	96,484
Windimurra Vanadium, Ltd. *	26,337	0
Wotif.com Holdings, Ltd.	16,915	81,948

		8,747,609
Austria - 1.27%
Andritz AG	7,630	380,677
BWIN Interactive Entertainment AG *	5,381	244,479
BWT AG	474	11,903
Constantia Packaging AG	542	27,962
Flughafen Wien AG	2,266	117,856
Frauenthal Holdings AG *	179	2,067
Intercell AG *	7,147	303,486
Mayr-Melnhof Karton AG	207	20,984
Oesterreichische Post AG	7,660	212,256
S&T System Integration & Technology
Distribution AG *	495	9,116
Schoeller-Bleckmann Oilfield Equipment AG	2,428	116,370
Wienerberger Baustoffindustrie AG *	1,421	29,364

		1,476,520
Belgium - 1.32%
Ackermans & Van Haaren NV	1,165	84,855
Agfa Gevaert NV *	9,043	49,835
Arseus NV	1,641	18,585
Banque Nationale de Belgique	4	19,717
Barco NV *	780	34,060
Bekaert SA	2,563	339,359
Compagnie d'Entreprises (CFE)	764	42,488
Compagnie Maritime Belge SA	1,204	37,100
Devgen *	2,254	28,050
Econocom Group SA	3,039	41,220
Elia System Operator SA/NV	3,749	151,556
Euronav NV	2,924	63,052
EVS Broadcast Equipment SA	609	45,618
Exmar NV	836	12,419
International Brachytherapy SA *	3,541	19,808
Melexis NV	2,864	29,279
Nyrstar *	4,493	54,559
Omega Pharma SA	3,678	163,663
SA D'Ieteren Trading NV	199	74,218
Sipef SA	356	18,008
Telenet Group Holding NV *	7,566	200,481
Van De Velde NV	356	15,472

		1,543,402

The accompanying notes are an integral part of the financial statements.
238

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Bermuda - 0.06%
Frontline, Ltd.	3,100	$72,838

Canada - 8.67%
Absolute Software Corp. *	9,200	48,980
Aecon Group, Inc.	13,300	146,211
AGF Management, Ltd.	4,500	72,082
Akita Drilling, Ltd.	1,500	11,755
Alexco Resource Corp. *	4,800	12,419
Anderson Energy, Ltd. *	8,700	7,882
Angiotech Pharmaceuticals, Inc. *	2,006	3,504
Antrim Energy, Inc. *	15,500	15,780
Aquiline Resources, Inc. *	14,152	58,160
Argosy Energy, Inc. *	1,226	1,466
Astral Media, Inc.	9,200	284,425
ATS Automation Tooling Systems, Inc. *	17,647	94,774
Augusta Resource Corp. *	17,300	42,981
Aurizon Mines, Ltd. *	35,800	157,157
Baffinland Iron Mines Corp. *	34,500	14,178
Bioms Medical Corp. *	14,500	4,469
Bioteq Environment Technologies, Inc. *	500	434
Birch Mountain Resources, Ltd. *	9,200	43
Birchcliff Energy, Ltd. *	12,100	93,238
BNK Petroleum, Inc. *	12,834	12,227
CAE, Inc.	10,300	87,064
Canaccord Capital, Inc. *	7,300	69,547
Canada Bread Company, Ltd.	2,160	86,852
Canadian Hydro Developers, Inc. *	14,300	68,785
Canadian Royalties, Inc. *	1,500	714
Canadian Western Bank	5,166	95,778
Canfor Corp. *	16,240	92,224
Cangene Corp. *	100	396
CanWest Global Communications Corp. *	13,650	2,486
Capstone Mining Corp. *	21,500	59,039
Carpathian Gold, Inc. *	24,200	5,877
Cascades, Inc.	1,400	10,265
CCL Industries, Inc., Class B *	2,200	45,617
CE Franklin, Ltd. *	614	4,232
Chariot Resources, Ltd. *	37,000	10,368
Clarke, Inc. *	2,800	9,153
Coalcorp Mining, Inc. *	9,785	2,787
Cogeco Cable, Inc.	3,100	87,790
COM DEV International, Ltd. *	8,800	22,932
Comaplex Minerals Corp. *	24	110
Compton Petroleum Corp. * (a)	19,989	25,951
Connacher Oil and Gas, Ltd. *	52,200	53,631
Consolidated Thompson Iron Mines, Ltd. *	9,429	48,349
Constellation Software, Inc.	1,300	43,700
Corus Entertainment, Inc., Class B	13,626	231,883
Cott Corp. *	8,800	64,439
Dalsa Corp.	3,600	25,218
Delphi Energy Corp. *	23,445	30,876
Denison Mines Corp. *	8,828	16,408
Descartes Systems Group, Inc. *	3,800	20,941
Dorel Industries, Inc., Class B	1,600	43,966
Dundee Precious Metals, Inc. *	14,200	45,492
DundeeWealth, Inc.	7,558	85,699
Eastern Platinum, Ltd. *	84,500	45,776

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Entree Gold, Inc. *	7,400	$21,081
Equinox Minerals, Ltd. *	35,600	115,048
European Goldfields, Ltd. *	209	972
Exco Technologies, Ltd.	2,900	4,605
Farallon Mining, Ltd. *	48,500	19,479
Flint Energy Services, Ltd. *	5,796	67,669
FNX Mining Company, Inc. *	4,700	41,177
Forsys Metals Corp. *	400	1,360
Fronteer Development Group, Inc. *	7,837	33,818
Gammon Gold, Inc. *	6,300	53,900
Garda World Security Corp. *	7,300	51,069
Gennum Corp.	2,342	9,537
Gluskin Sheff & Associates, Inc.	2,300	42,965
GMP Capital, Inc. *	193	2,452
Golden Star Resources, Ltd. *	12,800	43,637
Greystar Resources, Ltd. *	7,400	22,947
Groupe Aeroplan, Inc.	15,400	142,399
Guyana Goldfields, Inc. *	6,600	26,137
Harry Winston Diamond Corp.	15,361	129,844
Heroux-Devtek, Inc. *	1,600	7,771
Highpine Oil & Gas, Ltd. *	15,158	100,945
Home Capital Group, Inc.	7,800	278,662
HudBay Minerals, Inc. *	16,400	197,600
IESI-BFC, Ltd. *	4,800	62,228
Imax Corp. *	1,200	11,343
Imperial Metals Corp. *	400	1,842
International Forest Products, Ltd., Class A *	2,050	5,993
International Royalty Corp.	16,100	64,962
Intertape Polymer Group, Inc. *	7,600	20,231
Iteration Energy, Ltd. *	48,859	54,762
Jinshan Gold Mines, Inc. *	17,500	23,210
KAB Distribution, Inc. *	7,076	0
Katanga Mining, Ltd. *	93,500	77,724
Kimber Resources, Inc. *	250	161
Labopharm, Inc. *	13,500	19,796
Lake Shore Gold Corp. * (a)	11,100	29,755
Laurentian Bank of Canada	5,914	211,946
Le Chateau, Inc.	2,500	28,954
Leon's Furniture, Ltd.	7,726	74,687
Linamar Corp.	3,400	45,253
MacDonald Dettwiler & Associates, Ltd. *	8,482	249,077
Mahalo Energy, Ltd. *	6,900	0
Major Drilling Group International	5,500	111,731
Manitoba Telecom Services, Inc.	1,400	43,570
Maple Leaf Foods, Inc.	4,200	37,267
Martinrea International, Inc. *	18,293	123,189
Maxim Power Corp. *	7,700	22,654
MDC Partners, Inc. *	100	747
MDS, Inc. *	22,778	186,581
Mega Uranium, Ltd. *	24,000	26,003
Methanex Corp.	23,200	404,128
Miranda Technologies, Inc. *	85	483
Mosaid Technologies, Inc.	2,700	45,544
Mullen Group, Ltd.	3,257	47,974
Norbord, Inc. *	9,400	15,540
North American Palladium, Ltd. *	3,700	10,298

The accompanying notes are an integral part of the financial statements.
239

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Northgate Minerals Corp. *	16,605	$44,822
NuVista Energy, Ltd. *	17,473	203,837
Open Text Corp. *	2,600	97,404
Osisko Mining Corp. *	11,000	81,782
Pan American Silver Corp. *	12,200	280,088
Pason Systems, Inc.	3,900	45,351
Pelangio Exploration, Inc. *	4,400	1,664
Petrolifera Petroleum, Ltd. *	6,850	6,910
Platinum Group Metals, Ltd. *	5,000	6,305
Polymet Mining Corp. *	43	113
Progress Energy Resources Corp.	10,500	135,534
ProspEx Resources, Ltd. *	7,735	8,525
Pulse Data, Inc.	5,782	7,021
Pure Energy Services, Ltd. *	1,400	2,158
Quadra Mining, Ltd. *	100	1,359
Quebecor, Inc.	7,877	179,884
Quest Capital Corp.	9,200	9,796
Reitman's Canada, Ltd., Class A	6,400	94,268
Resin Systems, Inc. *	30,580	10,140
Resverlogix Corp. *	3,400	10,480
Richelieu Hardware, Ltd.	600	10,917
RONA, Inc. *	26,104	365,722
Rubicon Minerals Corp. *	22,600	93,511
Russel Metals, Inc.	5,000	79,671
Samuel Manu-Tech, Inc.	1,500	7,075
Sandvine Corp. *	18,000	21,856
Savanna Energy Services Corp.	700	4,380
Scorpio Mining Corp. *	8,900	4,904
Seabridge Gold, Inc. *	2,600	74,699
SEMAFO, Inc. *	46,900	124,407
ShawCor, Ltd., Class A	2,800	75,737
Sherritt International Corp.	19,600	140,229
Shore Gold, Inc. *	34,600	36,195
Silver Standard Resources, Inc. *	2,900	62,515
Softchoice Corp. *	400	3,153
Stantec, Inc. *	7,900	197,749
Starfield Resources, Inc. *	37,000	5,011
Stella-Jones, Inc.	100	2,027
Storm Exploration, Inc. *	4,900	67,506
SunOpta, Inc. *	6,708	27,317
Superior Plus Corp. *	4,100	44,843
SXC Health Solutions Corp. *	2,400	112,306
Thompson Creek Metals Company, Inc. *	6,600	79,707
TLC Vision Corp. *	3,400	1,048
Toromont Industries, Ltd.	1,000	21,482
Torstar Corp., Class B (a)	14,700	93,364
Transcontinental, Inc., Class A	5,100	58,686
TransForce, Inc.	5,373	42,406
Transglobe Energy Corp. *	5,600	19,928
Transition Therapeutics, Inc. *	2,700	21,688
Trican Well Service, Ltd.	15,900	206,426
Trinidad Drilling, Ltd.	4,297	27,091
Uranium One, Inc. *	35,000	84,014
Uranium Participation Corp. *	18,455	111,869
Ur-Energy, Inc. *	22,900	19,678
UTS Energy Corp. *	29,900	48,314

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Vecima Networks, Inc. *	2,779	$14,925
Viterra, Inc. * (a)	13,900	138,656
Vitran Corp., Inc. *	600	5,447
Wesdome Gold Mines, Ltd.	12,800	24,508
West Energy, Ltd. *	16,925	40,943
West Fraser Timber Company, Ltd.	1,700	43,268
Westport Innovations, Inc. *	3,857	48,994
Wi-LAN, Inc. *	17,000	33,344
Winpak, Ltd.	200	1,663
Xtreme Coil Drilling Corp. *	3,452	18,056
Zarlink Semiconductor, Inc. *	4,500	2,858
ZCL Composites, Inc.	3,500	12,618

		10,109,369
Denmark - 0.98%
Amagerbanken A/S *	3,625	41,814
Auriga Industries	3,107	57,444
Bang & Olufsen AS, Series B *	6,600	85,241
Bavarian Nordic A/S *	950	43,466
Capinordic A/S *	7,100	3,544
D.S. Norden A/S	1,311	49,703
Dantherm A/S *	279	1,378
Det Ostasiatiske Kompagni AS	3,159	114,169
Fionia Bank A/S *	1,700	0
Fluegger A/S, Series B	250	20,684
Genmab A/S *	2,859	74,286
GN Store Nord A/S *	11,570	63,246
Greentech Energy Systems A/S *	9,977	51,449
Lan & Spar Bank A/S *	225	12,384
Mols-Linien A/S *	575	7,315
NKT Holding A/S *	2,244	131,542
Ostjydsk Bank A/S *	167	15,615
Ringkjoebing Landbobank A/S *	297	37,954
Roskilde Bank A/S *	473	0
Satair A/S	294	10,402
Schouw & Company A/S, Series B	505	10,349
SimCorp A/S	492	101,219
Solar Holdings A/S	189	10,352
Spar Nord Bank A/S *	4,942	62,394
Sydbank AS *	4,454	117,164
Thrane & Thrane A/S	754	20,634

		1,143,748
Finland - 2.37%
Alma Media Oyj	6,216	66,240
Amer Sports Oyj, A Shares	2,777	24,134
Atria PLC	2,940	51,250
Cargotec Corp. Oyj, B Shares	4,078	96,069
Elektrobit Corp. *	2,752	3,023
Finnlines Oyj *	4,379	50,689
Fiskars Corp.	3,512	54,733
Ilkka-Yhtyma Oyj	2,508	22,690
Ilkka-Yhtyma Oyj *	1,881	16,405
KCI Konecranes Oyj	13,397	382,648
Kemira Oyj	15,040	240,540
Kesko Oyj	10,981	368,751
Lannen Tehtaat Oyj	738	15,923

The accompanying notes are an integral part of the financial statements.
240

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Finland (continued)
Nokian Renkaat Oyj (a)	8,086	$188,748
Oriola-KD Oyj	4,895	29,818
Orion Oyj, Series A	3,454	64,289
Orion Oyj, Series B	10,610	196,231
Outotec Oyj	2,646	84,399
Poyry Oyj	6,529	118,527
Ramirent Oyj	14,410	161,102
Rapala VMC Oyj	6,244	41,930
Scanfil Oyj	3,574	13,861
Stockmann Oyj Abp, Series B	471	12,429
Talentum Oyj	8,263	22,977
Tecnomen Oyj	11,844	17,359
TietoEnator Oyj	4,223	84,190
Uponor Oyj	9,131	152,014
Vacon Oyj	1,942	72,501
YIT Oyj	5,891	112,030

		2,765,500
France - 4.87%
Altran Technologies SA *	21,753	120,995
Archos SA *	169	1,328
Arkema	10,809	381,352
Beneteau SA	6,369	110,059
Bourbon SA	5,599	258,322
Bull SA *	17,359	84,712
Carbone Lorraine SA	2,240	82,793
Delachaux SA	1,236	94,292
Electricite de Strasbourg SA *	157	26,663
Etablissements Maurel et Prom SA	15,895	321,361
Faurecia *	4,688	102,285
Fleury Michon SA	646	31,906
Groupe Steria SA (a)	5,634	200,416
Guerbet SA	242	38,212
Guyenne & Gascogne SA	315	32,037
Havas SA	63,066	268,411
Ipsos SA	3,922	121,779
Lafuma SA *	323	5,678
Lectra SA *	2,262	8,043
LVL Medical Groupe SA *	1,337	29,367
M6-Metropole Television	7,074	186,180
Manutan SA	162	9,388
Neopost SA	3,596	322,853
Nexity SA	2,799	111,603
Orpea SA	3,048	140,778
PagesJaunes Groupe SA (a)	4,086	53,012
Pierre & Vacances SA	453	39,014
Pinguely-Haulotte SA	3,032	31,295
Radiall SA	173	11,834
Rallye SA (a)	2,960	105,478
Remy Cointreau SA	4,296	179,896
Rhodia SA *	6,574	100,190
Robertet SA	247	29,729
Saft Groupe SA	1,977	110,355
SEB SA	4,244	225,588
Sechilienne-Sidec SA	2,737	116,618
SeLoger.com *	2,140	85,967
Societe BIC SA	4,306	306,362

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Somfy SA	392	$84,094
Spir Communication SA *	492	15,123
SR Teleperformance SA	10,017	336,349
Stallergenes SA	1,172	102,561
Stef-TFE Group	1,149	66,749
Theolia SA *	4,301	30,663
Toupargel-Agrigel SA	539	13,079
Trigano SA	2,742	56,312
UbiSoft Entertainment SA *	2,614	49,656
Valeo SA *	1,564	41,313
Viel & Compagnie SA	7,961	41,617
Vilmorin & Compagnie SA	901	102,102
VM Materiaux SA	263	16,857
Zodiac SA	5,825	231,249

		5,673,875
Germany - 5.02%
Aareal Bank AG *	293	7,027
Adlink Internet Media AG *	2,050	11,259
Axel Springer AG	1,180	123,796
Baader Wertpapierhandelsbank AG	4,170	16,860
Balda AG *	8,571	16,504
Bauer AG	162	6,803
Bilfinger Berger AG	2,457	170,335
Boewe Systec AG *	415	4,063
Demag Cranes AG	1,683	60,457
Deutsche Wohnen AG * (a)	4,926	48,540
Deutz AG *	11,418	58,142
Douglas Holding AG	4,820	220,667
Drillisch AG *	7,508	44,367
DVB Bank AG	6,310	233,152
Fielmann AG	758	55,118
Freenet AG *	8,284	113,217
Gerresheimer AG	5,962	187,359
Gerry Weber International AG	1,710	56,704
Gesco AG	571	33,008
GPC Biotech AG *	2,531	4,584
Hamburger Hafen und Logistik AG	1,961	88,352
IWKA AG *	3,823	57,960
Jenoptik AG *	8,246	44,049
Kloeckner & Company SE * (a)	3,094	70,885
Kontron AG	10,995	134,851
Krones AG	3,205	170,361
Lanxess AG	8,322	286,616
Leoni AG	5,752	131,013
Loewe AG	1,751	27,292
Medigene AG *	3,040	23,137
MLP AG	9,427	109,404
MTU Aero Engines Holding AG	3,810	180,454
Muehlbauer Holding AG & Company KGaA	156	4,667
MVV Energie AG	624	28,152
Norddeutsche Affinerie AG	7,006	292,088
Nordex AG *	3,590	62,633
Pfleiderer AG *	1,276	15,391
Plambeck Neue Energien AG *	9,380	29,926
Praktiker Bau- und Heimwerkermaerkte AG	6,192	85,446
Premiere AG *	90,461	482,819

The accompanying notes are an integral part of the financial statements.
241

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Q-Cells AG * (a)	2,902	$55,602
Rhoen-Klinikum AG	13,327	339,495
Sartorius AG	2,096	48,874
SGL Carbon AG *	2,223	90,945
Software AG	265	22,481
Solar Millennium AG *	2,158	74,553
Solarworld AG (a)	6,359	154,520
Stada Arzneimittel AG	1,610	44,010
Suess MicroTec AG *	2,259	11,756
Symrise AG	25,982	495,255
Tognum AG	17,636	301,638
Vossloh AG	1,502	170,331
Wacker Construction Equipment AG	3,587	43,749
Wincor Nixdorf AG	2,549	164,090
WMF Wuerttembergische
Metallwarenfabrik AG	1,601	43,949

		5,858,706
Greece - 1.49%
Agricultural Bank of Greece SA *	17,915	40,914
Alapis Holding Industrial & Commercial SA	172,091	152,166
Athens Medical Center SA	8,110	19,099
Athens Stock Exchange SA	11,814	150,756
Athens Water Supply and Sewage Company
SA	2,009	17,178
Autohellas SA	2,895	7,870
Bank of Greece SA	1,180	84,242
Commercial Bank of Greece SA *	250	1,830
Diagnostic & Therapeutic Center of Athens
Hygeia SA	1,387	4,651
Forthnet SA *	14,896	37,477
Fourlis SA	701	11,041
Frigoglass SA	4,848	59,481
GEK Group of Companies SA	5,013	47,137
Greek Postal Savings Bank SA *	11,520	81,118
Hellenic Petroleum SA	9,144	103,963
Hellenic Technodomiki Tev SA	4,411	38,641
Inform P Lykos SA	3,669	8,638
Intracom Holdings SA *	9,612	24,833
Intracom SA Technical & Steel Constructions
SA *	14,441	21,885
Loulis Mills SA *	3,783	9,777
Marfin Financial Group SA Holdings *	65,182	281,975
Maritime Company of Lesvos SA *	43,064	0
Metka SA	393	5,087
Michaniki SA	11,010	28,073
Motor Oil Hellas Corinth Refineries SA	2,617	42,517
Mytilineos Holdings SA	18,062	154,126
Nireus Aquaculture SA *	11,042	13,346
Sarantis SA	3,860	30,131
Singularlogic SA *	8,148	36,804
Terna Energy SA	1,573	13,848
Titan Cement Company SA	5,470	189,637
Viohalco SA	2,838	18,835

		1,737,076
Hong Kong - 2.03%
AAC Acoustic Technology Holdings, Inc.	54,000	58,955

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Allied Group, Ltd.	32,000	$74,851
Allied Properties HK, Ltd. *	320,000	50,993
Associated International Hotels, Ltd. *	46,000	101,496
C C Land Holdings, Ltd.	63,000	33,680
C Y Foundation Group, Ltd. *	300,000	3,506
Cafe de Coral Holdings, Ltd.	14,000	30,662
Champion Technology Holdings, Ltd.	664,045	23,382
Cheuk Nang Holdings, Ltd.	40,720	10,607
China Renji Medical Group, Ltd. *	1,332,000	10,132
China Sci-Tech Holdings, Ltd. *	314,240	9,653
China Solar Energy Holdings, Ltd. *	825,000	9,541
China WindPower Group, Ltd. *	410,000	35,685
China Yunnan Tin Minerals Group Company,
Ltd. *	380,000	9,372
Chong Hing Bank, Ltd.	22,000	42,534
Chuang's Consortium International, Ltd.	248,000	19,100
Chung Tai Printing Holdings, Ltd.	1,300,000	33,272
Dah Sing Financial Group *	14,000	80,772
Daphne International Holdings, Ltd.	60,000	43,310
DVN Holdings Company, Ltd.	112,000	8,929
EganaGoldpfeil Holdings, Ltd. *	103,373	0
Emperor Entertainment Hotel, Ltd.	175,000	18,666
Extrawell Pharmaceutical Holdings, Ltd. *	130,000	0
Fong's Industries Company, Ltd.	62,000	15,184
Fountain Set Holdings, Ltd. *	118,000	14,861
Get Nice Holdings, Ltd.	394,000	22,577
Giordano International, Ltd.	132,000	32,865
Global Green Tech Group, Ltd. *	97,920	4,076
Great Eagle Holdings, Ltd,	29,000	71,952
Hang Fung Gold Technology, Ltd. *	90,000	0
Harbour Centre Development, Ltd.	46,000	36,964
Hi Sun Technology China, Ltd. *	156,000	40,171
HKR International, Ltd. *	100,000	39,498
Hongkong & Shanghai Hotels, Ltd.	38,500	49,851
Imagi International Holdings, Ltd. *	212,500	13,270
Interchina Holdings Company *	2,095,000	22,079
International Luk Fook Holdings, Ltd.	60,000	30,399
Johnson Electronic Holdings, Ltd. *	71,500	29,792
K Wah International Holdings, Ltd.	121,000	39,345
Kantone Holdings, Ltd.	755,517	19,170
Kowloon Development Company, Ltd.	23,000	23,311
Luks Group Vietnam Holdings Company, Ltd.	26,000	13,282
Matsunichi Communication Holdings, Ltd. *	45,000	17,219
Media Chinese International, Ltd.	110,000	16,808
Midland Holdings, Ltd.	58,000	48,291
Natural Beauty Bio-Technology, Ltd.	90,000	15,317
Norstar Founders Group, Ltd. *	244,000	22,983
Pacific Basin Shipping, Ltd.	152,000	99,469
Pacific Century Premium Developments, Ltd. *	147,000	39,112
Peace Mark Holdings, Ltd. *	164,000	0
Playmates Holdings, Ltd.	31,800	9,943
Ports Design, Ltd.	39,500	98,017
REXLot Holdings, Ltd. *	475,000	42,227
Road King Infrastructure, Ltd.	26,000	19,758
Samson Holding, Ltd.	220,000	45,370
Shui On Construction & Materials, Ltd.	34,000	47,033

The accompanying notes are an integral part of the financial statements.
242

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Skyfame Realty Holdings, Ltd. *	216,000	$13,519
Solomon Systech International, Ltd.	364,000	34,996
Stella International Holdings, Ltd.	24,000	40,198
Sun Hung Kai & Company, Ltd.	30,000	22,653
Tack Fat Group International, Ltd. *	272,000	0
TAI Cheung Holdings, Ltd.	72,000	37,241
Tai Fook Securities Group, Ltd.	61,120	22,662
TAK Sing Alliance Holdings, Ltd.	126,000	18,933
TCC International Holdings, Ltd. *	12,353	5,567
Techtronic Industries Company, Ltd.	103,000	85,115
Texwinca Holdings, Ltd.	52,000	40,968
Titan Petrochemicals Group, Ltd. *	620,000	16,033
Transport International Holdings, Ltd.	21,600	61,781
Upbest Group, Ltd.	158,000	19,204
Victory City International Holdings, Ltd. *	134,999	20,016
Vitasoy International Holdings, Ltd.	68,000	40,828
Vongroup, Ltd. *	210,000	3,192
VST Holdings Company, Ltd.	176,000	30,982
Wah Nam International Holdings, Ltd. *	16,000	2,414
Wai Kee Holdings, Ltd. *	68,000	11,966
Wheelock Properties, Ltd.	115,000	73,587
Yugang International, Ltd. *	1,366,000	16,489

		2,367,636
Ireland - 2.12%
AER Lingus Group PLC *	40,553	44,735
C&C Group PLC - London Exchange	2,077	8,753
C&C Group PLC	121,292	515,789
DCC PLC	15,520	401,794
Dragon Oil PLC *	65,559	406,057
FBD Holdings PLC	5,381	59,952
Glanbia PLC	22,710	96,094
Grafton Group PLC *	45,071	256,625
IFG Group PLC	10,000	21,799
Independent News & Media PLC *	77,245	22,915
Kingspan Group PLC *	25,639	236,243
Paddy Power PLC	7,609	231,685
United Drug PLC	50,506	170,771

		2,473,212
Italy - 3.46%
Acea SpA	8,238	107,933
Ansaldo STS SpA	15,459	316,731
Astaldi SpA	4,499	39,244
Autogrill SpA *	10,873	131,597
Azimut Holding SpA	28,231	356,974
Banca Generali SpA	1,570	19,571
Banca Popolare dell'Etruria e del Lazio SpA	2,906	20,054
Banca Popolare di Milano SpA	43,099	328,158
Benetton Group SpA	12,930	131,176
Brembo SpA	7,000	58,130
Bulgari SpA	16,060	124,315
Caltagirone SpA	2,499	10,577
Carraro SpA *	4,098	16,571
CIR-Compagnie Industriali Riunite SpA *	126,158	283,850
Credito Artigiano SpA	7,592	21,624
Credito Emiliano SpA *	19,246	122,541

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Davide Campari Milano SpA	29,060	$261,095
DiaSorin SpA	1,993	67,136
ERG SpA	4,338	65,996
Esprinet SpA	818	8,788
Fastweb SpA *	1,463	41,123
Fondiaria-Sai SpA	6,805	143,348
Gemina SpA *	54,600	52,789
Geox SpA	1,661	14,402
Gewiss SpA	2,308	10,508
Gruppo Editoriale L'Espresso SpA *	35,685	97,400
Hera SpA	57,665	140,434
Immsi SpA *	33,014	41,351
Impregilo SpA	22,385	98,125
Iride SpA	10,417	20,424
Italmobiliare SpA *	827	40,503
Juventus Football Club SpA *	4,630	6,950
KME Group SpA	18,421	13,328
Maire Tecnimont SpA	3,566	17,289
Milano Assicurazioni SpA	5,778	20,505
Mondadori (Arnoldo) Editore SpA *	3,618	18,080
Piccolo Credito Valtellinese SCRL	13,028	134,462
Pirelli & Company SpA *	286,236	153,665
Recordati SpA	17,243	122,055
Risanamento SpA *	20,386	13,538
Safilo Group SpA *	37,363	32,796
Saras SpA	30,499	117,896
Save SpA	829	7,093
Societa' Cattolica di Assicurazioni SCRL *	3,029	105,469
Societa Iniziative Autostradali e Servizi SpA	1,910	16,921
Unipol Gruppo Finanziario SpA, ADR *	40,258	61,140

		4,033,655
Japan - 23.98%
Accordia Golf Company, Ltd. *	69	64,847
Achilles Corp.	25,000	40,401
Adeka Corp.	17,700	176,323
Aderans Company, Ltd.	1,900	26,945
Aeon Delight Company, Ltd.	1,300	18,343
Aica Kogyo Company, Ltd.	11,300	119,923
Aichi Bank, Ltd.	600	53,764
Aichi Steel Corp.	6,000	25,021
Aiphone Company, Ltd.	2,400	42,938
Aisan Industry Company, Ltd.	4,800	34,478
Akebono Brake Industry Company, Ltd.	8,100	59,509
Akita Bank, Ltd.	23,000	92,981
Alpen Company, Ltd.	700	12,724
Alpine Electronics, Inc.	7,800	72,523
Alps Electric Company, Ltd.	7,000	40,140
Altech Corp.	1,900	11,757
Amano Corp.	12,400	107,086
Ando Corp.	14,000	20,234
Anritsu Corp.	10,000	33,948
AOC Holdings, Inc.	2,500	15,765
AOKI Holdings, Inc.	5,800	65,086
Aomori Bank, Ltd.	10,000	39,939
Aoyama Trading Company, Ltd.	12,000	204,780
Arcs Company, Ltd. *	4,000	63,508

The accompanying notes are an integral part of the financial statements.
243

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Arealink Company, Ltd.	105	$6,334
Arisawa Manufacturing Company, Ltd.	3,300	23,472
Asahi Diamond Industrial Company, Ltd.	12,000	86,721
Asahi Holdings, Inc. *	1,800	30,412
Asahi Tec Corp. *	59,000	20,363
ASATSU-DK, Inc.	5,900	124,641
ASKUL Corp. *	2,000	43,319
Atom Corp. *	10,600	34,319
Atsugi Company, Ltd.	44,000	59,015
Autobacs Seven Company, Ltd.	5,800	212,682
Avex Group Holdings, Inc. (a)	6,800	63,038
Awa Bank, Ltd.	21,000	120,522
Bank of Iwate, Ltd.	1,200	64,709
Bank of Nagoya, Ltd.	10,000	43,071
Bank of Okinawa, Ltd.	2,500	88,377
Bank of Saga, Ltd.	12,000	37,174
Bank of the Ryukyus, Ltd. *	3,100	37,936
Belluna Company, Ltd. (a)	7,000	29,568
Best Denki Company, Ltd.	8,000	37,708
BSL Corp. *	23,000	4,617
CAC Corp.	3,400	26,811
Calsonic Kansei Corp.	10,000	28,091
Canon Electronics, Inc.	3,000	55,964
Canon Finetech, Inc.	1,600	20,784
Capcom Company, Ltd.	3,700	72,420
Cawachi, Ltd.	1,100	25,093
Central Glass Company, Ltd.	37,000	163,263
Century Leasing System, Inc.	11,325	122,892
Chiba Kogyo Bank, Ltd. *	4,500	36,537
Chino Corp.	10,000	27,888
Chiyoda Company, Ltd.	4,200	59,766
Chofu Seisakusho Company, Ltd.	3,100	65,374
Chudenko Corp.	5,400	88,783
Chugai Mining Company, Ltd. *	34,900	16,256
Chugai Ro Company, Ltd.	13,000	39,194
Chugoku Marine Paints, Ltd.	6,000	37,514
Chukyo Bank, Ltd.	12,000	37,670
Circle K Sunkus Company, Ltd.	2,500	37,664
CKD Corp.	14,500	103,719
CMK Corp.	11,100	94,240
Coca-Cola Central Japan Company, Ltd.	1,500	20,877
Cocokara fine Holdings, Inc.	1,540	33,611
Colowide Company, Ltd.	5,500	36,881
Columbia Music Entertainment, Inc. *	27,000	9,877
Creed Corp.	33	0
CSK Corp.	2,500	9,447
Culture Convenience Club Company, Ltd.	6,000	38,972
D.G. Roland Corp.	2,200	31,509
Daido Metal Company, Ltd.	8,000	26,308
Daiei, Inc. * (a)	4,250	17,216
Daifuku Company, Ltd.	6,000	40,032
Daihen Corp.	11,000	44,919
Daiichi Chuo Kisen Kaisha, Ltd.	8,000	17,885
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	400	11,928
Daiki Aluminium Industry Company, Ltd.	7,000	16,303
Daikyo, Inc. (a)	11,000	25,133

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daimei Telecom Engineering Corp.	8,000	$78,637
Dainippon Ink & Chemicals, Inc.	26,000	36,950
Dainippon Screen Manufacturing
Company, Ltd. (a)	14,000	52,424
Daio Paper Corp.	5,000	46,832
Daisan Bank, Ltd.	11,000	26,039
Daiseki Company, Ltd.	2,500	49,233
Daiwabo Company, Ltd. (a)	11,000	45,552
DCM Japan Holdings Company, Ltd.	7,900	53,631
Doutor Nichires Holdings Company, Ltd.	2,700	41,373
DTS Corp.	4,800	43,706
Duskin Company, Ltd. *	5,000	93,635
Dydo Drinco, Inc.	800	26,454
E-Access, Ltd.	243	169,140
Eagle Industry Company, Ltd.	4,000	20,822
Earth Chemical Company, Ltd. *	1,500	48,243
EDION Corp. (a)	17,600	151,730
Ehime Bank, Ltd.	8,000	22,214
Eighteenth Bank, Ltd.	13,000	38,715
Eizo Nanao Corp.	3,600	85,198
EPS Company, Ltd. *	10	41,425
Espec Corp.	3,000	17,910
Exedy Corp.	2,600	56,829
F&A Aqua Holdings, Inc.	3,600	43,948
Fancl Corp.	6,200	98,320
FCC Company, Ltd.	1,500	26,149
FDK Corp. *	11,000	14,618
FP Corp.	1,900	98,273
Fuji Company, Ltd.	1,200	23,406
Fuji Kyuko Company, Ltd.	5,000	23,517
Fuji Oil Company, Ltd.	5,200	73,211
Fuji Software ABC, Inc.	4,400	73,597
Fujicco Company, Ltd.	2,000	23,727
Fujikura Kasei Company, Ltd.	4,000	22,383
Fujita Kanko, Inc.	10,000	42,004
Fujitec Company, Ltd.	7,000	39,651
Fujitsu General, Ltd.	12,000	41,484
Fukui Bank, Ltd.	26,000	84,690
Funai Electric Company, Ltd.	200	9,090
Futaba Corp.	7,100	115,310
Futaba Industrial Company, Ltd.	9,600	40,017
Future System Consulting Corp.	39	16,483
Fuyo General Lease Company, Ltd.	1,900	42,433
Gakken Company, Ltd.	15,000	39,966
Geo Corp.	41	39,679
Godo Steel, Ltd.	16,000	31,157
Goldcrest Company, Ltd.	2,070	62,221
Goldwin, Inc. *	11,000	23,456
Gulliver International Company, Ltd.	910	63,756
Gunze, Ltd.	34,000	154,969
H20 Retailing Corp.	8,000	50,102
Hanwa Company, Ltd.	19,000	68,409
Heiwa Corp.	2,700	29,680
Heiwa Real Estate Company, Ltd.	34,500	117,412
Heiwado Company, Ltd.	3,700	51,502
Higashi-Nippon Bank, Ltd.	17,000	35,496

The accompanying notes are an integral part of the financial statements.
244

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Higo Bank, Ltd.	13,000	$76,547
Hikari Tsushin, Inc.	2,700	58,802
HIS Company, Ltd.	1,000	20,550
Hitachi Cable, Ltd.	8,000	23,310
Hitachi Koki Company, Ltd.	5,000	56,035
Hitachi Kokusai Electric, Inc.	8,000	62,157
Hitachi Transport System, Ltd.	2,000	27,740
Hitachi Zosen Corp. * (a)	47,000	59,250
Hogy Medical Company, Ltd.	400	22,381
Hokuetsu Bank, Ltd.	20,000	38,195
Hokuetsu Paper Mills, Ltd.	10,000	52,664
Hokuto Corp.	1,000	23,044
Horiba, Ltd.	4,000	103,341
Hosiden Corp.	4,100	55,443
Howa Machinery, Ltd.	19,000	12,186
Hyakujushi Bank, Ltd.	16,000	72,086
IBJ Leasing Company, Ltd.	4,200	60,221
Ichiyoshi Securities Company, Ltd.	8,800	59,886
IDEC Corp.	4,900	38,734
Iino Kaiun Kaisha, Ltd.	14,800	71,160
Ikegami Tsushinki Company, Ltd. *	12,000	10,965
Imperial Hotel, Ltd.	900	18,439
Inaba Denki Sangyo Company, Ltd.	1,000	23,930
Ines Corp.	6,900	58,476
Invoice, Inc.	2,077	34,412
Iseki & Company, Ltd. *	6,000	23,982
Ishihara Sangyo Kaisha, Ltd. *	72,000	59,107
Itochu Enex Company, Ltd.	12,200	70,827
Itoham Foods, Inc.	29,000	112,721
Iwatani International Corp.	31,000	94,839
Izumiya Company, Ltd.	4,000	21,769
J. Bridge Corp. *	7,000	1,704
Japan Airport Terminal Company, Ltd.	4,600	57,478
Japan Aviation Electronics Industry, Ltd.	4,000	23,670
Japan Digital Laboratory Company, Ltd.	3,100	43,585
Japan Pulp & Paper Company, Ltd.	12,000	45,721
Japan Wool Textile Company, Ltd.	4,000	30,219
Jastec Company, Ltd.	400	2,325
JBCC Holdings, Inc.	2,900	20,582
Jeol, Ltd.	9,000	40,200
JFE Shoji Holdings, Inc.	23,000	83,446
J-Oil Mills, Inc.	12,000	40,479
Joshin Denki Company, Ltd.	5,000	38,675
Juroku Bank, Ltd.	23,000	78,532
JVC KENWOOD Holdings, Ltd. *	24,800	13,175
kabu.com Securities Company, Ltd. *	16	19,256
Kadokawa Holdings, Inc.	1,700	37,971
Kaga Electronics Company, Ltd.	1,700	17,615
Kagawa Bank, Ltd.	5,000	19,703
Kakaku.com, Inc.	11	40,360
Kaken Pharmaceutical Company, Ltd.	15,000	140,603
Kameda Seika Company, Ltd.	2,300	43,402
Kandenko Company, Ltd.	7,000	48,245
Kanematsu Corp. *	40,000	35,448
Kanto Auto Works, Ltd.	6,800	67,978
Kappa Create Company, Ltd. *	1,700	43,117

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kato Sangyo Company, Ltd.	2,400	$40,938
Kato Works Company, Ltd.	10,000	21,596
KAWADA TECHNOLOGIES, INC. *	900	15,486
Kawai Musical Instruments Manufacturing
Company, Ltd.	12,000	14,486
Kawashima Selkon Textiles Company, Ltd. *	18,000	15,338
Kayaba Industry Company, Ltd.	28,000	98,448
Keihin Corp.	3,600	59,200
Kenedix, Inc. (a)	79	30,796
KEY Coffee, Inc.	2,400	42,487
Kinki Sharyo Company, Ltd.	4,000	36,197
Kintetsu World Express, Inc.	1,300	30,367
Kisoji Company, Ltd.	2,000	44,701
Kissei Pharmaceutical Company, Ltd.	2,000	51,157
Kitz Corp.	23,000	114,938
Kiyo Holdings, Inc.	79,000	100,326
Koa Corp.	2,700	24,128
Kohnan Shoji Company, Ltd.	6,400	72,038
Kokuyo Company, Ltd.	5,400	49,345
Komeri Company, Ltd.	1,900	56,153
Komori Corp.	4,700	56,919
KRS Corp.	900	9,653
Kumagai Gumi Company, Ltd.	33,000	24,407
Kurabo Industries, Ltd.	11,000	22,749
Kureha Corp.	21,000	129,034
Kurimoto, Ltd.	27,000	27,152
Kuroda Electric Company, Ltd.	6,200	75,470
Kyodo Printing Company, Ltd.	12,000	38,826
Kyoei Steel, Ltd.	400	9,546
Kyorin Company, Ltd.	3,000	50,964
Kyoto Kimono Yuzen Company, Ltd.	2,000	22,392
Kyowa Exeo Corp.	6,000	58,663
Kyudenko Corp.	3,000	18,994
LeoPalace21 Corp.	6,100	48,651
Life Corp.	2,500	42,837
Maeda Corp.	30,000	96,170
Maeda Road Construction Company, Ltd.	13,000	116,614
Makino Milling Machine Company, Ltd.	12,000	45,853
Mandom Corp.	1,500	42,877
Mars Engineering Corp.	400	14,717
Marudai Food Company, Ltd.	8,000	24,932
Maruetsu, Inc.	12,000	58,624
Maruha Group, Inc.	71,385	108,461
Marusan Securities Company, Ltd.	6,100	37,103
Matsuya Company, Ltd. (a)	1,300	10,398
Max Company, Ltd.	4,000	41,583
Megachips Corp.	1,800	38,694
Meidensha Corp. (a)	15,000	78,196
Meitec Corp.	1,000	16,892
Michinoku Bank, Ltd.	19,000	43,203
Mikuni Coca-Cola Bottling Company, Ltd.	2,600	22,536
Milbon Company, Ltd.	2,300	61,522
Ministop Company, Ltd.	3,600	56,842
Mitsubishi Kakoki Kaisha, Ltd.	11,000	30,595
Mitsubishi Paper Mills, Ltd.	12,000	16,273
Mitsubishi Steel Manufacturing Company, Ltd.	34,000	68,893

The accompanying notes are an integral part of the financial statements.
245

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsuboshi Belting Company, Ltd.	10,000	$41,070
Mitsui High-Tec, Inc.	3,400	42,622
Mitsui Sugar Company, Ltd.	11,000	38,676
Mitsui-Soko Company, Ltd.	24,000	90,995
Miura Company, Ltd.	1,900	53,545
Miyazaki Bank, Ltd.	11,000	45,803
Mizuno Corp.	10,000	47,990
Mochida Pharmaceutical Company, Ltd.	3,000	31,711
Modec, Inc.	1,100	22,386
Monex Group, Inc.	142	50,871
Mori Seiki Company, Ltd.	8,100	96,676
Morinaga & Company, Ltd.	19,000	42,279
Morinaga Milk Industry Company, Ltd. (a)	11,000	54,762
MOS Food Services, Inc.	2,500	43,457
Moshi Moshi Hotline, Inc.	1,050	20,473
Musashi Seimitsu Industry Company, Ltd. *	2,000	37,706
Musashino Bank, Ltd.	6,800	205,624
Nachi-Fujikoshi Corp.	45,000	100,848
Nakayama Steel Works, Ltd.	19,000	36,155
NEC Electronics Corp. *	3,000	26,449
NEC Fielding, Ltd.	2,700	42,051
NEC Leasing, Ltd.	2,700	41,200
NEC Networks & System Integration Corp.	2,900	39,518
Net One Systems Company, Ltd.	32	47,904
Netmarks, Inc. *	23	6,516
Neturen Company, Ltd.	5,500	42,584
New Tachikawa Aircraft Company, Ltd.	500	27,850
Nichias Corp.	23,000	85,267
Nichicon Corp.	11,300	143,499
Nichimo Corp. *	28,000	312
NICHIREI Corp.	17,000	67,103
Nidec Copal Corp.	2,700	36,507
Nidec Sankyo Corp.	9,000	50,758
Nifco, Inc.	3,500	69,517
Nihon Chouzai Company, Ltd.	1,080	25,359
Nihon Dempa Kogyo Company, Ltd.	1,800	34,566
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,349
Nihon Nohyaku Company, Ltd.	4,000	28,819
Nihon Parkerizing Company, Ltd.	5,000	62,132
Nihon Unisys, Ltd.	6,200	55,901
Nihon Yamamura Glass Company, Ltd.	16,000	53,184
Nikkiso Company, Ltd.	5,000	43,290
Nippo Corp.	6,000	48,774
Nippon Avionics Company, Ltd.	2,000	4,247
Nippon Beet Sugar
Manufacturing Company, Ltd.	9,000	24,464
Nippon Carbon Company, Ltd.	12,000	39,091
Nippon Ceramic Company, Ltd.	2,900	41,071
Nippon Chemi-Con Corp. (a)	29,000	140,037
Nippon Denko Company, Ltd.	4,000	27,629
Nippon Densetsu Kogyo Company, Ltd.	7,000	65,989
Nippon Flour Mills Company, Ltd.	6,000	32,576
Nippon Formula Feed Manufacturing
Company, Ltd.	11,000	13,278
Nippon Gas Company, Ltd.	2,600	43,615
Nippon Kasei Chemical Company, Ltd.	16,000	35,782
Nippon Koei Company, Ltd.	15,000	47,082

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nippon Konpo Unyu Soko Company, Ltd.	13,000	$154,462
Nippon Koshuha Steel Company, Ltd.	16,000	16,814
Nippon Light Metal Company, Ltd.	100,000	102,661
Nippon Metal Industry Company, Ltd. (a)	16,000	28,542
Nippon Piston Ring Company, Ltd.	13,000	14,979
Nippon Seiki Company, Ltd.	4,000	45,308
Nippon Sharyo, Ltd.	8,000	51,199
Nippon Shinyaku Company, Ltd.	9,000	127,322
Nippon Signal Company, Ltd.	9,400	89,956
Nippon Soda Company, Ltd.	5,000	20,966
Nippon Suisan Kaisha, Ltd.	43,900	130,495
Nippon Synthetic Chemical Industry
Company, Ltd.	11,000	74,885
Nippon System Development Company, Ltd.	4,000	42,973
Nippon Thompson Company, Ltd.	18,000	101,264
Nippon Yakin Kogyo Company, Ltd.	8,000	39,454
Nippon Zeon Company, Ltd.	31,000	140,696
Nipro Corp.	8,000	186,782
Nishimatsu Construction Company, Ltd.	27,000	38,112
Nishimatsuya Chain Company, Ltd.	4,300	45,000
Nissan Shatai Company, Ltd.	14,000	111,694
Nisshin Fudosan Company, Ltd.	2,900	15,878
Nisshin Oillio Group, Ltd.	10,000	54,348
Nissin Electric Company, Ltd.	10,000	61,217
Nissin Kogyo Company, Ltd.	1,900	27,513
Nitta Corp.	2,500	38,373
Nittan Valve Company, Ltd.	1,200	4,412
Nittetsu Mining Company, Ltd.	9,000	47,994
Nitto Boseki Company, Ltd.	21,000	41,188
Nitto Kogyo Corp.	4,500	44,997
NOF Corp.	12,000	59,946
Noritake Company, Ltd.	6,000	18,497
Noritz Corp.	4,800	64,191
OBIC Business Consultants, Ltd.	1,000	55,385
Ogaki Kyoritsu Bank, Ltd. (a)	21,000	72,176
Ohara, Inc. *	1,800	29,304
Oiles Corp.	2,400	40,823
Oita Bank, Ltd.	8,000	31,177
Okabe Company, Ltd.	8,800	33,192
Okamoto Machine Tool Works, Ltd.	7,000	7,126
Okamura Corp.	7,000	34,542
Okano Valve Manufacturing Company	3,000	32,298
Okasan Holdings, Inc.	15,000	66,502
Oki Electric Industry Company, Ltd. *	40,000	35,472
Okinawa Electric Power Company, Inc.	1,500	89,345
OKK Corp.	10,000	9,172
Okuma Holdings, Inc.	9,000	45,011
Okumura Corp.	33,000	123,597
Okuwa Company, Ltd.	2,000	22,124
OMC Card, Inc. *	27,400	47,057
Onoken Company, Ltd.	3,300	32,984
Onward Kashiyama Company, Ltd.	8,000	59,250
Organo Corp.	7,000	52,870
Origin Electric Company, Ltd.	6,000	15,118
Osaka Steel Company, Ltd.	3,500	61,005
Osaki Electric Company, Ltd.	6,000	68,167

The accompanying notes are an integral part of the financial statements.
246

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
OSG Corp.	14,200	$145,187
Pacific Golf Group International Holdings KK	24	16,653
Pacific Industrial Company, Ltd.	7,000	32,994
PanaHome Corp.	15,000	91,173
Paramount Bed Company, Ltd.	2,200	47,212
Parco Company, Ltd.	2,500	23,030
Pasona Group, Inc.	36	26,486
Penta-Ocean Construction Company, Ltd.	29,500	37,837
Pigeon Corp.	800	31,814
Pioneer Electronic Corp. * (a)	14,100	33,667
Plenus Company, Ltd. *	1,200	17,941
Prima Meat Packers, Ltd.	5,000	6,002
Rasa Industries, Ltd.	10,000	12,876
Resorttrust, Inc.	5,500	70,648
Ricoh Leasing Company, Ltd.	3,700	80,838
Riken Corp.	12,000	43,072
Riken Vitamin Company, Ltd.	1,600	43,037
Roland Corp.	3,500	39,690
Round One Corp.	4,900	41,490
Royal Holdings Company, Ltd.	3,700	41,735
Ryobi, Ltd.	30,000	94,710
Ryoden Trading Company, Ltd.	6,000	38,680
Ryohin Keikaku Company, Ltd.	1,300	67,190
Ryosan Company, Ltd.	6,300	162,236
Ryoshoku, Ltd.	1,600	40,662
S Science Company, Ltd. *	102,000	3,409
Sagami Chain Company, Ltd.	1,000	8,738
Saibu Gas Company, Ltd.	31,000	87,821
Saizeriya Company, Ltd.	1,500	27,411
Sakai Chemical Industry Company, Ltd.	10,000	43,925
Sakata Seed Corp.	1,500	22,900
San-A Company, Ltd. *	600	24,229
San-Ai Oil Company, Ltd.	5,000	24,733
Sanden Corp.	28,000	79,030
Sanei-International Company, Ltd.	2,700	36,774
Sanken Electric Company, Ltd.	11,000	37,546
Sanki Engineering Company, Ltd.	12,000	100,345
Sankyo-Tateyama Holdings, Inc.	22,000	21,162
Sanrio Company, Ltd.	2,500	21,095
Sanshin Electronics Company, Ltd.	2,600	20,830
Sanwa Shutter Corp.	44,000	150,825
Sanyo Chemical Industries, Ltd.	7,000	41,072
Sanyo Shokai, Ltd.	4,000	13,100
Sanyo Special Steel Company, Ltd.	5,000	18,439
Sapporo Hokuyo Holdings, Inc.	24,300	85,834
Satori Electric Company, Ltd.	2,000	13,678
Sawai Pharmaceutical Co., Ltd.	600	34,675
Seikagaku Corp.	3,500	50,490
Seiko Corp.	15,000	37,405
Seiren Company, Ltd.	3,700	24,297
Sekisui Jushi Corp.	5,000	43,663
Senko Company, Ltd.	7,000	29,109
Senshukai Company, Ltd.	3,000	21,410
Shikoku Bank, Ltd.	23,000	81,870
Shima Seiki Manufacturing, Ltd.	1,900	43,879
Shimachu Company, Ltd.	4,400	114,908

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Shimizu Bank, Ltd.	1,800	$73,808
Shin-Etsu Polymer Company, Ltd.	6,000	42,801
Shinkawa, Ltd.	1,500	29,151
Shinko Electric Company, Ltd.	25,000	68,331
Shinko Plantech Company, Ltd.	4,400	42,813
Shin-Kobe Electric Machinery Company, Ltd.	2,000	23,657
Shinmaywa Industries, Ltd.	10,000	38,967
Shizuoka Gas Company, Ltd.	11,000	84,964
SHO-BOND Holdings Company, Ltd.	2,200	42,882
Shochiku Company, Ltd.	4,000	35,020
Showa Corp.	6,100	37,068
Showa Sangyo Company, Ltd.	13,000	42,978
Silver Seiko, Ltd. * (a)	100,000	7,768
Sintokogio, Ltd.	5,900	44,730
SMK Corp.	6,000	38,441
Snow Brand Milk Products Company, Ltd.	33,500	125,021
Sohgo Security Services Company, Ltd.	11,800	139,473
So-net Entertainment Corp.	25	51,356
So-net M3, Inc. *	12	42,030
SRI Sports, Ltd.	34	33,326
SSP Company, Ltd.	8,000	43,876
St. Marc Holdings Company, Ltd.	1,500	47,482
Star Micronics Company, Ltd.	4,000	36,964
Stella Chemifa Corp.	1,000	54,854
Sugi Pharmacy Company, Ltd.	1,400	29,702
Suminoe Textile Company, Ltd.	10,000	15,975
Sumiseki Holdings, Inc. *	14,300	15,993
Sumisho Computer Systems Corp.	3,600	59,951
Sumitomo Bakelite Company, Ltd.	9,000	47,396
Sumitomo Forestry Company, Ltd.	6,300	53,053
Sumitomo Light Metal Industries, Ltd.	39,000	38,801
Sumitomo Mitsui Company, Ltd. *	15,500	14,475
Sumitomo Osaka Cement Company, Ltd.	22,000	41,382
Sumitomo Real Estate Sales Company, Ltd.	870	30,801
Sumitomo Titanium Corp. (a)	1,200	34,043
Sumitomo Warehouse Company, Ltd.	27,048	130,213
SWCC Showa Holdings Company, Ltd.	34,000	35,237
T. Hasegawa Company, Ltd.	3,000	50,753
Tadano, Ltd.	8,000	39,159
Taihei Dengyo Kaisha, Ltd.	4,000	48,371
Taihei Kogyo Company, Ltd.	12,000	36,630
TAIHEIYO CEMENT Corp.	52,000	69,185
Taiho Kogyo Company, Ltd.	6,000	45,623
Taikisha, Ltd.	1,700	22,747
Taiyo Yuden Company, Ltd.	6,000	70,157
Takagi Securities Company, Ltd.	10,000	18,150
Takamatsu Corp.	2,300	36,776
Takara Standard Company, Ltd.	14,000	84,206
Takasago International Corp.	8,000	45,027
Takasago Thermal Engineering Company, Ltd.	13,000	112,268
Tasaki Shinju Company, Ltd.	7,000	7,835
TECMO KOEI HOLDINGS COMPANY, LTD. *	4,400	35,452
Teikoku Electric Manufacturing Company, Ltd.	1,800	34,485
Teikoku Piston Ring Company, Ltd.	5,200	24,648
Telepark Corp.	26	41,572
Tenma Corp.	1,800	21,933

The accompanying notes are an integral part of the financial statements.
247

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
The Hokkoku Bank, Ltd.	31,000	$129,344
The Hyakugo Bank, Ltd.	17,000	87,246
The Yachiyo Bank, Ltd.	2,500	75,994
Tigers Polymer Corp.	1,000	4,682
TKC Corp.	2,100	45,729
TOA Corp.	31,000	35,337
TOA Road Corp.	8,000	12,923
Toagosei Company, Ltd.	46,000	155,802
Tobishima Corp. *	36,000	12,754
TOC Company, Ltd.	17,600	76,874
Tochigi Bank, Ltd.	8,000	38,701
Toda Corp.	18,000	63,173
Toei Company, Ltd.	11,000	61,684
Toenec Corp.	4,000	24,749
Toho Bank, Ltd.	20,000	88,778
Toho Holdings Company, Ltd.	2,000	27,517
Toho Real Estate Company, Ltd.	100	574
Toho Titanium Company, Ltd. (a)	5,200	69,896
Toho Zinc Company, Ltd.	12,000	56,989
Tokai Carbon Company, Ltd.	15,000	70,400
Tokai Corp.	7,000	35,529
Tokai Rubber Industries, Ltd.	6,800	75,007
Tokai Tokyo Securities Company, Ltd. (a)	40,000	124,880
Tokimec, Inc.	14,000	18,945
Tokushima Bank, Ltd.	8,000	32,684
Tokushu Tokai Holdings Company, Ltd.	15,000	40,667
Tokyo Dome Corp.	14,000	42,774
Tokyo Ohka Kogyo Company, Ltd.	8,000	179,267
Tokyo Rope Manufacturing Company, Ltd.	12,000	42,807
Tokyo Seimitsu Company, Ltd.	7,100	94,820
Tokyo Style Company, Ltd.	12,000	102,944
Tokyo Tekko Company, Ltd.	8,000	27,472
Tokyo Tomin Bank, Ltd.	6,600	107,054
Tokyu Construction Company, Ltd.	13,530	39,994
Tokyu Livable, Inc.	4,400	36,809
Tomoe Corp.	8,000	21,287
Tomy Company, Ltd.	5,100	42,022
Topre Corp.	4,300	39,756
Topy Industries, Ltd.	35,000	76,896
Tori Holdings Company, Ltd. *	8,200	4,647
Torii Pharmaceutical Company, Ltd.	1,300	24,836
Toshiba Machine Company, Ltd.	10,000	36,650
Toshiba Plant Systems & Services Corp.	4,000	53,130
TOSHIBA TEC CORP.	23,000	107,341
Towa Pharmaceutical Company, Ltd.	500	24,519
Toyo Engineering Corp.	11,000	37,186
Toyo Ink Manufacturing Company, Ltd.	9,000	33,475
Toyo Kanetsu KK	20,000	37,884
Toyo Kohan Company, Ltd.	12,000	52,105
Toyo Machinery & Metal Company, Ltd.	4,000	6,125
Toyo Tanso Company, Ltd.	1,100	56,529
Toyo Tire & Rubber Company, Ltd.	35,000	83,511
Toyobo Company, Ltd.	108,936	185,924
Trusco Nakayama Corp.	2,500	43,060
TS Tech Compay, Ltd.	3,100	54,356
Tsubakimoto Chain Company, Ltd.	25,000	101,173

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tsugami Corp.	10,000	$19,024
Tsuruha Holdings, Inc.	2,800	116,153
ULVAC, Inc.	2,300	60,200
Unicharm Petcare Corp.	1,500	55,649
Uniden Corp.	13,000	30,154
Union Tool Company, Ltd.	2,000	63,585
Unipres Corp.	3,300	46,801
Unitika, Ltd.	40,000	35,538
Valor Company, Ltd.	2,600	23,617
Wacom Company, Ltd. *	21	49,660
Wakachiku Construction Company, Ltd. *	17,000	9,027
Watabe Wedding Corp.	2,000	28,496
Watami Company, Ltd.	3,900	81,832
Xebio Company, Ltd.	1,300	30,451
Yamabiko Corp. *	1,200	16,123
Yamagata Bank, Ltd.	17,000	87,342
Yamanashi Chuo Bank, Ltd.	16,000	77,131
Yaoko Company, Ltd.	800	28,907
Yellow Hat, Ltd.	3,600	35,799
Yodogawa Steel Works, Ltd.	27,000	113,078
Yokohama Reito Company, Ltd.	6,000	42,232
Yoshinoya D&C Company, Ltd.	88	105,873
Yuasa Trading Company, Ltd.	34,000	37,291
Yuki Gosei Kogyo Company, Ltd.	5,000	15,302
Yuraku Real Estate Company, Ltd.	12,000	32,705
Yurtec Corp.	4,000	26,135
Zensho Company, Ltd.	11,900	82,311

		27,956,221
Netherlands - 2.10%
Aalberts Industries NV	20,812	280,224
Arcadis NV	10,677	196,039
ASM International NV *	10,995	202,578
Fornix Biosciences NV	819	9,287
Gamma Holding NV *	589	5,861
Imtech NV	11,115	283,753
InnoConcepts NV * (a)	3,509	12,164
Kendrion NV	204	2,911
Koninklijke BAM Groep NV	11,649	134,734
Koninklijke Boskalis Westinster NV	5,027	172,015
Koninklijke Ten Cate NV	5,856	129,034
OPG Groep NV	3,992	66,212
Pharming Group NV *	17,228	13,831
SBM Offshore NV	11,757	250,469
Sligro Food Group NV	1,838	53,720
Smit Internationale NV	2,223	171,899
SNS Reaal *	7,003	56,627
Telegraaf Media Groep NV	8,517	162,148
Unit 4 Agresso NV *	3,615	78,018
USG People NV *	6,091	126,626
Wavin NV	16,215	35,352

		2,443,502
New Zealand - 0.57%
Air New Zealand, Ltd.	16,129	14,060
Fisher & Paykel Appliances Holdings, Ltd.	85,606	42,542
Fisher & Paykel Healthcare Corp.	44,183	104,583

The accompanying notes are an integral part of the financial statements.
248

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

New Zealand (continued)
Freightways, Ltd.	10,867	$24,027
Infratil, Ltd.	21,668	26,255
Mainfreight, Ltd.	12,387	47,514
New Zealand Oil & Gas, Ltd.	54,920	64,531
New Zealand Refining Company, Ltd.	9,200	30,678
Nuplex Industries, Ltd.	35,438	62,423
PGG Wrightson, Ltd. *	10,269	4,747
Port of Tauranga, Ltd.	5,684	27,778
Pumpkin Patch, Ltd.	20,900	28,874
Ryman Healthcare, Ltd.	19,807	26,176
Sky City Entertainment Group, Ltd.	26,654	62,548
Sky Network Television, Ltd.	11,339	38,813
Vector, Ltd.	25,006	34,100
Warehouse Group, Ltd.	8,542	25,877

		665,526
Norway - 1.28%
Aktiv Kapital ASA *	5,200	36,070
Austevoll Seafood ASA *	5,000	29,704
Bonheur ASA	800	22,834
BW Offshore, Ltd. *	16,000	18,358
Camillo Eitzen & Company ASA *	1,300	1,545
Cermaq ASA *	15,600	126,663
Copeinca ASA *	2,800	13,753
Det Norske Oljeselskap ASA *	2,400	20,920
Det Norske Oljeselskapb ASA *	68,000	47,767
Dockwise, Ltd. *	12,000	16,128
EDB Business Partner ASA *	300	1,269
Eitzen Chemical ASA *	21,250	7,964
Ementor ASA	17,857	113,034
Ganger Rolf ASA	700	18,198
Kongsberg Automotive ASA *	1,400	996
Kongsberg Gruppen ASA	800	10,181
Kverneland Gruppen ASA *	15,000	11,498
Leroy Seafood Group ASA	1,200	21,329
Nordic Semiconductor ASA	5,500	38,191
Norwegian Air Shuttle ASA *	3,567	70,479
ODIM ASA	6,800	38,323
Opera Software ASA *	10,600	41,325
ProSafe ASA	19,548	100,648
Prosafe Production Public, Ltd. *	9,000	21,423
Scana Industrier ASA	27,889	36,338
Schibsted ASA	10,250	174,078
Siem Offshore, Inc. *	7,000	10,120
Solstad Offshore ASA	2,900	48,468
Songa Offshore SE *	6,000	28,624
Sparebanken Midt-Norge ASA	3,000	25,205
TGS Nopec Geophysical Company ASA *	10,800	161,615
Tomra Systems ASA	8,212	38,458
Veidekke ASA	10,800	81,034
Wilhelm Wilhelmsen ASA	3,000	64,975

		1,497,515
Portugal - 0.85%
Altri SGPS SA *	15,809	95,391
Banco BPI SA	50,871	179,784
BANIF SGPS SA	23,727	47,601

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Portugal (continued)
Finibanco Holding SGPS SA *	4,965	$12,357
Impresa, SGPS SA *	11,168	25,841
Investimentos Participacoes e Gestao SA *	27,991	28,233
Mota Engil, SGPS SA	16,575	92,285
Novabase SGPS SA *	4,292	30,160
Pararede SGPS SA *	19,019	26,473
PT Multimedia.com, SGPS, SA (a)	29,411	199,649
Semapa-Sociedade de Investimento &
Gestao, SGPS SA	11,120	126,079
Sonae, SGPS SA	34,764	48,136
Teixeira Duarte-Engenharia & Construcoes SA *	45,849	73,411

		985,400
Singapore - 1.31%
Allgreen Properties, Ltd.	95,000	75,334
Asia Food & Properties, Ltd. *	123,000	49,848
ASL Marine Holdings, Ltd.	46,000	33,737
Banyan Tree Holdings, Ltd. *	62,000	37,789
Bukit Sembawang Estates, Ltd.	21,000	74,115
Cerebos Pacific, Ltd.	10,000	23,468
China Merchants Holdings Pacific, Ltd.	73,000	31,532
Creative Technology, Ltd. *	9,300	40,836
CSE Global, Ltd.	55,000	30,828
Ezra Holdings, Ltd. *	40,000	52,981
Food Empire Holdings, Ltd.	43,200	10,273
Furama, Ltd. *	10,000	9,734
Goodpack, Ltd.	36,000	25,657
Guocoland, Ltd.	18,000	27,641
Ho Bee Investment, Ltd.	37,000	36,656
Hong Leong Asia, Ltd.	32,000	48,529
Hotel Plaza, Ltd.	21,500	21,828
Hotel Properties, Ltd.	24,000	39,402
HTL International Holdings, Ltd.	58,000	17,180
Hyflux, Ltd.	28,000	60,329
Indofood Agri Resources, Ltd. *	23,000	25,803
Jaya Holdings, Ltd.	96,000	31,114
Jurong Technologies Industrial Corp., Ltd. *	194,350	3,449
Kim Eng Holdings, Ltd.	15,000	21,266
KS Energy Services, Ltd.	31,000	26,619
Low Keng Huat Singapore, Ltd.	122,000	31,945
MFS Technology, Ltd.	113,000	19,883
MobileOne, Ltd.	52,000	65,287
Osim International, Ltd. *	43,000	13,543
Parkway Holdings, Ltd.	90,000	131,741
Petra Foods, Ltd.	46,000	27,251
Raffles Education Corp., Ltd.	189,565	68,086
SBS Transit, Ltd.	5,000	6,165
Singapore Land, Ltd.	9,000	34,526
Singapore Post, Ltd.	141,000	92,442
Tat Hong Holdings, Ltd.	55,000	40,708
United Engineers, Ltd.	17,000	20,398
UOB-Kay Hian Holdings, Ltd.	21,000	22,419
WBL Corp., Ltd.	4,000	13,515
Wheelock Properties, Ltd.	20,000	24,827
Wing Tai Holdings, Ltd.	54,000	63,833

		1,532,517

The accompanying notes are an integral part of the financial statements.
249

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea - 0.00%
Pantech & Curitel Communications, Inc. *	882	$0
Pantech Company, Ltd. *	443	0
Spain - 2.35%
Abengoa SA	2,736	79,136
Antena 3 de Television SA (a)	9,528	100,902
Banco Guipuzcoano SA	16,596	136,013
Banco Pastor SA	12,897	105,615
Bolsas y Mercados Espanoles	6,061	236,172
Construcciones & Auxiliar de Ferrocarriles SA	394	200,709
Corporacion Dermoestetica SA *	1,972	10,540
Ebro Puleva SA	13,435	255,623
FAES FARMA SA	11,826	75,793
Gestevision Telecinco SA	4,968	62,741
Grupo Catalana Occidente SA	4,917	120,560
Grupo Empresarial Ence SA *	18,567	84,017
Iberia Lineas Aereas de Espana SA *	47,058	146,467
NH Hoteles SA *	3,032	20,117
Obrascon Huarte Lain SA	3,228	90,027
Papeles y Cartones de Europa SA	8,108	47,745
Pescanova SA	1,063	38,769
Promotora de Informaciones SA *	25,704	146,917
Prosegur Cia de Seguridad SA	3,616	143,960
Realia Business SA *	18,935	54,748
Redes Energeticas Nacionais SA	12,164	53,344
SOS Cuetara SA *	3,651	18,053
Tavex Algodonera SA *	6,482	7,171
Tecnicas Reunidas SA	1,607	87,790
Tubacex SA	21,063	104,177
Tubos Reunidos SA	2,328	8,317
Unipapel SA *	209	3,388
Viscofan SA	483	11,763
Vocento SA *	9,411	63,283
Zeltia SA * (a)	31,426	222,476

		2,736,333
Sweden - 2.97%
AarhusKarlshamn AB	5,981	115,108
Acando AB, Series B	6,279	12,886
Active Biotech AB *	2,172	18,095
AddTech AB, Series B	5,200	73,891
Angpanneforeningen AB, Series B	3,368	83,093
Anoto Group AB *	31,000	15,889
Axfood AB	3,308	91,619
Axis Communications AB	9,260	98,170
Billerud AB * (a)	9,414	50,369
Billerud Aktibolag AB * (a)	9,414	50,705
Biovitrum AB *	6,542	56,294
Boliden AB	18,277	196,936
Clas Ohlson AB, Series B	1,323	23,650
Cloetta AB, Class B *	4,608	20,239
Concordia Maritime AB, Series B	2,200	6,094
D. Carnegie & Company AB *	30,200	0
Elekta AB, Series B (a)	4,216	81,779
Enea AB *	4,666	28,510
Eniro AB *	5,316	27,827
Fagerhult AB	749	13,964

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
G & L Beijer AB	1,125	$28,820
Haldex AB *	6,500	60,444
Hexagon AB	8,545	102,197
Hoganas AB, Series B	6,476	108,581
Holmen AB, Series B	1,926	53,098
Industrial & Financial Systems AB	7,500	67,571
Indutrade AB	4,344	84,641
JM AB *	8,981	110,990
Lindab International AB	6,954	86,113
Loomis AB	2,001	19,677
Lundin Petroleum AB, Series A *	10,632	86,334
Mekonomen AB	2,150	39,469
Modern Times Group AB, Series B	3,120	135,067
NCC AB	11,860	181,097
Net Insight AB *	56,202	41,921
Nibe Industrier AB, Series B	12,141	123,339
Nobia AB	20,417	112,221
OEM International AB, Series B	12,109	71,983
ORC Software AB	2,000	38,203
Oriflame Cosmetics AB	1,528	78,341
PA Resources AB *	5,287	20,391
PartnerTech AB *	1,600	5,973
Peab AB, Series B	31,662	217,044
Proffice AB *	973	3,027
Q-Med AB *	7,447	43,807
Seco Tools AB	3,335	46,437
Semcon AB *	3,600	14,830
Sintercast AB *	600	5,168
Studsvik AB	218	1,943
Sweco AB, Series B	7,456	62,109
Trelleborg AB, Series B * (a)	60,010	347,684

		3,463,638
Switzerland - 4.81%
Affichage Holding AG	88	10,456
Aryzta AG *	12,791	519,408
Bank Coop AG	1,375	99,078
Bank Sarasin & Compagnie AG, Series B *	1,402	58,388
Banque Cantonale Vaudoise, Series B	144	59,368
Banque Privee Edmond de Rothschild SA	1	27,322
Barry Callebaut AG *	72	42,701
Basilea Pharmaceutica AG *	1,774	178,844
Bobst Group AG *	1,279	49,244
Bucher Industries AG	1,424	158,683
Burckhardt Compression Holding AG	572	93,874
Centralschweizerische Kraftwerke AG	127	44,083
Charles Voegele Holding AG *	814	35,724
Cicor Technologies *	258	9,032
Clariant AG *	59,500	541,087
Cytos Biotechnology AG *	886	16,678
Dufry Group AG *	1,841	103,119
EFG International, ADR (a)	3,315	59,806
Eichhof Holding AG	9	2,779
Elektrizitaets-Gesellschaft Laufenburg AG	11	11,677
Emmi AG	401	49,012
EMS-Chemie Holding AG	379	42,155
Energiedienst Holding AG	326	18,946

The accompanying notes are an integral part of the financial statements.
250

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Flughafen Zuerich AG	174	$50,719
Forbo Holding AG *	164	44,486
Galenica Holding AG (a)	1,084	381,821
Georg Fischer AG *	235	61,706
Helvetia Patria Holding AG	256	86,145
Komax Holding AG	777	58,503
Kuoni Reisen Holding AG, Series B	136	50,516
LEM Holding SA	52	13,041
Mobilezone Holding AG	1,493	11,325
Mobimo Holding AG *	453	71,825
Orell Fuessli Holding AG	214	29,831
Panalpina Welttransport Holding AG	3,254	269,177
Partners Group Holding AG	2,634	321,584
Petroplus Holdings AG * (a)	20,718	522,236
Rieter Holding AG *	556	126,062
Romande Energie Holding SA	66	136,868
Schaffner Holding AG *	40	6,558
Schulthess Group AG	1,537	91,723
Schweizerhall Holding AG	559	103,244
Siegfried Holding AG	53	4,861
Sika AG	69	93,273
St. Galler Kantonalbank	55	25,116
Sulzer AG	1,116	96,460
Swissquote Group Holding SA	2,121	113,061
Tamedia AG	188	14,337
Temenos Group AG *	1,855	43,594
Tornos SA *	2,482	19,314
Unaxis Holding AG *	483	39,500
Valiant Holding AG	387	75,998
Valora Holding AG	713	169,974
Verwaltungs & Privat Bank AG	850	99,106
Von Roll Holding AG	5,120	38,486
Vontobel Holding AG	1,273	42,530
WMH Walter Meier AG, Series A	163	14,133
Zuger Kantonalbank	12	49,216

		5,607,793
Taiwan - 0.00%
Ya Hsin Industrial Company, Ltd. * (k)	138,000	0

United Kingdom - 17.77%
A.G. Barr PLC *	3,000	38,880
Aberdeen Asset Management PLC	143,934	345,205
AEA Technology PLC *	19,508	8,885
Aegis Group PLC	152,246	273,264
Alexon Group PLC	6,881	4,509
Alizyme PLC *	22,479	1,466
Anglo Pacific Group PLC	11,414	37,716
Antisoma PLC *	68,602	38,657
Arena Leisure PLC *	46,762	19,991
Arriva PLC	40,641	325,804
Ashtead Group PLC	75,648	103,971
Aveva Group PLC	5,355	78,635
Babcock International Group PLC	7,302	66,440
Barratt Developments PLC *	17,168	67,468
BBA Aviation PLC	46,790	118,520
Beazley PLC	13,518	25,504

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Bellway PLC	10,163	$134,964
Berkeley Group Holdings PLC *	7,906	112,094
BICC PLC	9,999	51,432
Biocompatibles International PLC	1,454	4,417
Bodycote PLC	22,539	59,975
Bovis Homes Group PLC *	25,619	191,391
Brammer PLC	8,722	24,417
Brewin Dolphin Holdings PLC	48,637	126,699
Brit Insurance Holdings PLC	62,850	204,943
British Polythene Industries PLC	4,443	16,349
Britvic PLC	36,385	204,974
BSS Group PLC	10,051	46,577
BTG PLC *	34,369	99,759
Business Post Group PLC	2,825	13,386
Care UK PLC	9,246	55,718
Carillion PLC	76,421	336,352
Carpetright PLC	3,979	50,960
Catlin Group, Ltd.	26,519	148,928
Charles Taylor Consulting PLC	3,000	10,859
Charter International PLC	35,516	389,652
Chemring Group PLC	7,484	292,479
Chime Communications PLC	12,187	35,058
Chloride Group PLC	19,191	55,898
Cineworld Group PLC	6,663	17,224
Close Brothers Group PLC	11,885	151,192
Collins Stewart PLC	13,854	16,728
Colt Telecom Group PLC *	35,080	66,651
Communisis PLC	23,511	7,143
Computacenter PLC	12,241	62,666
Connaught PLC	7,981	51,675
Cookson Group PLC *	10,715	70,459
Corin Group PLC	4,523	4,916
Cranswick PLC	9,657	104,175
Creston PLC	10,587	12,774
Croda International PLC	8,125	85,139
CSR PLC *	27,490	206,259
D.S. Smith PLC	63,423	108,862
Daily Mail and General Trust PLC	23,406	172,088
Dairy Crest Group PLC	12,319	75,493
Dana Petroleum PLC *	5,361	120,268
Davis Service Group PLC	35,493	227,517
De La Rue PLC Group	7,909	113,505
Debenhams PLC	234,142	285,081
Dechra Pharmaceuticals PLC	6,932	47,404
Delta PLC	19,741	56,651
Devro PLC	825	1,793
Dicom Group PLC	12,964	32,528
Dignity PLC	4,519	42,014
Dimension Data Holdings PLC	137,649	139,188
Dixons Group PLC *	292,506	125,245
Domino's Pizza UK & IRL PLC *	9,293	43,371
DTZ Holdings PLC *	17,490	28,670
Electrocomponents PLC	30,286	74,458
Elementis PLC	67,155	60,269
Emerald Energy PLC *	6,620	79,161
Enterprise Inns PLC	34,056	67,827

The accompanying notes are an integral part of the financial statements.
251

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Evolution Group PLC	47,046	$102,929
F&C Asset Management PLC	43,640	54,141
Filtrona PLC	26,148	70,539
Findel PLC	54,506	34,399
Forth Ports PLC	6,133	118,556
Fortune Oil PLC *	90,753	12,193
Galiform PLC *	39,416	49,937
Galliford Try PLC	81,054	75,779
Game Group PLC	24,150	61,676
Genus PLC	8,002	87,665
GKN PLC *	45,000	81,933
Go-Ahead Group PLC	3,027	68,597
Goldshield Group PLC	5,053	38,108
Greene King PLC	14,983	101,055
Greggs PLC	18,860	120,625
Halfords Group PLC	42,212	237,689
Halma PLC	36,625	127,023
Hampson Industries PLC	23,425	27,255
Hansard Global PLC	6,816	18,076
Hardy Oil & Gas PLC *	5,072	38,459
Hargreaves Lansdown PLC	9,780	44,625
Hays PLC	220,129	366,335
Headlam Group PLC	4,631	22,808
Helical Bar PLC	18,588	111,482
Henderson Group PLC	172,115	355,784
Heritage Oil, Ltd. *	11,599	91,184
Hikma Pharmaceuticals PLC	7,671	57,484
Hill & Smith Holdings PLC	11,506	57,372
Hiscox PLC	75,339	414,789
HMV Group PLC	21,277	35,685
Hochschild Mining PLC	13,380	66,930
Holidaybreak PLC	10,457	50,206
Hunting PLC	6,908	59,471
Hyder Consulting PLC	3,872	17,914
IG Group Holdings PLC	23,550	125,624
Imagination Technologies Group PLC *	3,556	9,377
IMI PLC	22,424	160,493
Inchcape PLC *	267,475	120,415
Intermediate Capital Group PLC	12,744	60,909
International Personal Finance PLC	22,052	57,517
Interserve PLC	26,509	97,568
J.D. Wetherspoon PLC	2,968	22,749
James Fisher & Sons PLC	6,129	49,170
Jardine Lloyd Thompson Group PLC	10,253	79,632
JKX Oil & Gas PLC	12,687	56,400
John Wood Group PLC	31,432	153,083
Keller Group PLC	4,607	53,477
Kesa Electricals PLC	19,047	43,763
Kier Group PLC	7,296	138,028
Kingston Communications PLC	63,903	37,787
Ladbrokes PLC	121,171	363,387
Laird Group PLC	25,923	86,276
Lamprell PLC *	15,499	42,992
Low & Bonar PLC *	21,034	12,088
M.J. Gleeson Group PLC *	8,478	14,144
Marston's PLC	25,080	39,092

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
McBride PLC	24,673	75,580
Meggitt PLC	85,299	317,945
Melrose PLC	81,649	241,402
Michael Page International PLC	7,807	41,815
Micro Focus International PLC	9,772	55,591
Millennium & Copthorne Hotels PLC	15,331	91,516
Minerva PLC *	20,686	12,227
Misys PLC *	28,502	94,320
Mitchells & Butlers PLC *	30,990	129,017
Mitie Group PLC	18,740	75,562
Mondi PLC	25,504	126,235
Morgan Crucible Company PLC	44,410	122,164
Mothercare PLC	16,214	146,075
MWB Group Holdings PLC *	11,618	10,847
N. Brown Group PLC	31,402	123,457
National Express Group PLC (a)	10,374	79,356
NCC Group, Ltd.	5,184	34,896
Northern Foods PLC	52,211	58,880
Northgate PLC *	1,333	5,032
Northumbrian Water Group PLC	29,686	116,994
Optos PLC *	3,748	5,009
Oxford Biomedica PLC *	63,470	11,403
Oxford Instruments PLC	2,558	8,195
Pace Micro Technology PLC	26,813	97,656
PartyGaming PLC *	9,454	40,981
Paypoint PLC	6,813	48,997
Pendragon PLC *	167,620	102,465
Persimmon PLC *	23,976	175,170
Peter Hambro Mining PLC	2,521	36,579
Photo-Me International PLC *	24,627	13,860
Pinewood Shepperton PLC	3,284	7,085
Premier Farnell PLC	21,672	51,488
Premier Foods PLC	78,452	52,713
Premier Oil PLC *	7,647	148,017
Prostrakan Group PLC *	7,836	15,490
Provident Financial PLC	22,028	320,014
Punch Taverns PLC *	14,745	28,467
PV Crystalox Solar PLC	29,464	34,904
PZ Cussons PLC	25,420	102,104
Qinetiq PLC	54,006	121,524
Quintain Estates & Development PLC *	6,000	20,234
Rank Group PLC *	55,820	79,672
Rathbone Brothers PLC	3,950	54,954
Redrow PLC *	28,411	97,954
Regus PLC	115,053	184,397
Restaurant Group PLC	40,044	123,513
RM PLC	12,834	32,202
ROK PLC	7,381	6,370
Rotork PLC	17,803	321,923
Royalblue Group PLC	4,105	76,970
RPC Group PLC	11,979	47,095
RPS Group PLC	17,736	63,829
Savills PLC	11,794	62,684
Scott Wilson Group PLC	4,915	8,424
SDL PLC *	10,390	60,026
Shanks Group PLC	57,986	91,930

The accompanying notes are an integral part of the financial statements.
252

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Skyepharma PLC *	1,272	$1,799
Smiths News PLC	21,229	40,531
Soco International PLC *	3,422	77,381
Southern Cross Healthcare, Ltd. *	28,114	59,645
Spectris PLC	15,862	179,288
Spirax-Sarco Engineering PLC	10,190	170,268
Sportech PLC *	11,390	13,476
SSL International PLC	33,873	346,802
St James's Place PLC	15,463	64,542
St. Modwen Properties PLC *	4,975	17,660
Stagecoach Group PLC	38,410	99,967
Sthree PLC	23,595	97,694
STV Group PLC *	2,685	4,028
Synergy Health PLC	5,207	54,506
Taylor Woodrow PLC *	374,481	252,823
Thorntons PLC	4,184	8,091
Tomkins PLC, SADR	19,429	232,954
Topps Tiles PLC *	25,174	38,208
Travis Perkins PLC	12,483	166,615
Tribal Group PLC	7,453	11,878
Trinity Mirror PLC	6,673	18,378
TT electronics PLC	3,198	3,321
Tullett Prebon PLC	20,558	128,651
UK Coal PLC *	25,615	47,299
UK Coal PLC *	14,088	9,118
Ultra Electronics Holdings PLC	14,080	301,421
Umeco PLC	11,194	49,195
Uniq PLC *	31,402	22,081
United Business Media, Ltd.	16,258	121,688
UTV Media PLC	14,284	22,724
Vectura Group PLC *	64,210	87,327
Victrex PLC	8,228	100,292
VP PLC	637	1,789
VT Group PLC	39,078	352,232
W.S. Atkins PLC	13,939	139,993
Weir Group PLC	12,972	140,710
Wellstream Holdings PLC	5,735	55,883
WH Smith PLC	9,108	65,671
William Hill PLC	48,558	136,939
Wilmington Group PLC	8,076	17,421
Wolfson Microelectronics PLC *	8,350	18,449
WSP Group PLC	11,822	68,052
Xchanging PLC	13,743	48,484
Yell Group PLC *	32,981	31,065

		20,722,812
United States - 0.30%
Aurora Oil and Gas, Ltd. *	34,600	5,189
Candente Resource Corp. *	8,800	4,028
Cardero Resource Corp. *	7,100	7,825
Cinch Energy Corp. *	200	183
Dah Sing Banking Group, Ltd. *	40,000	51,246
Diagnocure, Inc. *	800	897
Eastmain Resources, Inc. *	7,100	9,218
Easyhome, Ltd.	2,300	19,334
Far West Mining, Ltd. *	1,900	3,549
Fortune Minerals, Ltd. *	2,450	1,716

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
GBS Gold International, Inc. *	13,800	$0
Glacier Media, Inc. *	6,100	10,825
Glentel, Inc.	1,400	19,065
Globestar Mining Corp. *	21,900	18,409
Great Panther Resources, Ltd. *	14,100	9,482
Hutchison Telecommunications International,
Ltd. *	10,800	33,048
Insignia Energy, Ltd. *	3,910	8,145
Intrinsyc Software International, Inc. *	13,491	1,512
Isotechnika Pharma, Inc. *	3,200	583
Magellan Aerospace Corp. *	580	872
Matrikon, Inc.	2,800	6,747
NGEx Resources, Inc. *	7,821	5,113
Open Range Energy Corp. *	3,700	6,393
Paramount Energy Trust	1,381	6,836
Parkbridge Lifestyles Communities, Inc. *	7,030	25,871
Questerre Energy Corp. *	38,200	87,771
Technicoil Corp. *	5,300	1,832
Webtech Wireless, Inc. *	1,700	2,096

		347,785

TOTAL COMMON STOCKS (Cost $138,594,820)		$115,962,188

PREFERRED STOCKS - 0.01%

Australia - 0.01%
Village Roadshow, Ltd., 5.50%	14,479	18,487

TOTAL PREFERRED STOCKS (Cost $34,807)		$18,487

WARRANTS - 0.08%

Canada - 0.00%
Tembec, Inc.
(Expiration Date 02/29/2012, Strike
Price CAD 1.65) *	2,462	253

Hong Kong - 0.08%
ITC Corp., Ltd.
(Expiration Date 11/04/2009, Strike
Price HKD 0.22) *	135,711	175
ITC Properties Group Ltd
(Expiration Date 02/04/2010, Strike
Price HKD 0.11) *	736,000	98,727
Matsunichi Communication Holdings, Ltd.
(Expiration Date 08/22/2010, Strike
Price HKD 6.00) *	4,500	12

		98,914

TOTAL WARRANTS (Cost $2,524)		$99,167

RIGHTS - 0.06%

Australia - 0.02%
AWB, Ltd. (Expiration Date 10/21/2009,
Strike Price AUD 1.00) *	74,841	18,157
Nexus Energy, Ltd. (Expiration Date
10/02/2009, Strike Price AUD 0.22) *	28,258	2,617
United Minerals Corp. (Expiration Date
10/16/2009, Strike Price AUD 0.10) *	3,561	2,482

The accompanying notes are an integral part of the financial statements.
253

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)

Australia (continued)
WDS, Ltd. (Expiration Date 10/29/2009,
Strike Price AUD 1.70) *	3,116	$0

		23,256
Finland - 0.01%
Amer Sports Oyj (Expiration Date 10/19/2009,
Strike Price EUR 3.30) *	2,777	7,098

Germany - 0.03%
Deutsche Wohnen AG (Expiration Date
10/07/2009, Strike Price EUR 4.50) * (a)	4,926	33,519

Portugal - 0.00%
BANIF SGPS SA (Expiration Date
10/08/2009, Strike Price EUR 1.00) *	23,727	2,535

TOTAL RIGHTS (Cost $76,145)	$ 66,408

SECURITIES LENDING COLLATERAL - 2.88%

United States - 2.88%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	335,226	3,355,609

TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,355,708)		$3,355,609

Total Investments (International Small Company Trust)
(Cost $142,064,004) - 102.48%		$119,501,859
Other assets and liabilities, net - (2.48)%		(2,895,241)

TOTAL NET ASSETS - 100.00%		$116,606,618

The portfolio had the following five top industry concentrations as of September 30, 2009 (as a percentage of total net assets):

Building Materials & Construction	5.25%
Banking	4.76%
Food & Beverages	4.37%
Financial Services	4.09%
Chemicals	3.94%

International Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.99%

Australia - 0.88%
Brambles, Ltd.	1,049,685	$7,447,179

Austria - 1.29%
Telekom Austria AG	608,390	10,979,204

Bermuda - 0.61%
PartnerRe, Ltd.	67,580	5,199,605

Brazil - 0.68%
Empresa Brasileira de Aeronautica SA, ADR *	251,470	5,768,722

Canada - 1.36%
Biovail Corp.	459,700	7,093,115
Talisman Energy, Inc.	256,000	4,454,565

		11,547,680

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China - 1.33%
China Telecom Corp., Ltd.	13,158,427	$6,240,445
Shanghai Electric Group Company, Ltd.	10,609,909	5,081,032

		11,321,477
France - 12.12%
AXA Group SA	665,081	17,996,221
Cap Gemini SA	141,090	7,398,764
Compagnie Generale des Etablissements
Michelin, Class B	43,970	3,459,604
France Telecom SA	916,936	24,526,742
GDF Suez	123,370	5,515,844
Sanofi-Aventis SA	225,413	16,548,890
Total SA	261,016	15,538,681
Vivendi SA	382,870	11,872,644

		102,857,390
Germany - 9.93%
Bayerische Motoren Werke (BMW) AG	219,686	10,604,678
Celesio AG	135,400	3,726,310
Deutsche Post AG	579,331	10,854,551
E.ON AG	197,280	8,377,122
Merck KGaA	77,640	7,721,728
Muenchener Rueckversicherungs-
Gesellschaft AG (MunichRe)	103,524	16,517,028
SAP AG	266,700	12,995,384
Siemens AG	145,021	13,442,787

		84,239,588
Hong Kong - 1.29%
China Mobile, Ltd.	217,500	2,133,111
Hutchison Whampoa, Ltd.	1,235,031	8,846,866

		10,979,977
Israel - 1.22%
Check Point Software Technologies, Ltd. *	364,741	10,340,407
Italy - 1.91%
Autogrill SpA *	780,033	9,440,843
UniCredit Italiano SpA *	1,716,391	6,726,789

		16,167,632
Japan - 5.65%
Mitsubishi UFJ Financial Group, Inc.	1,115,600	5,967,650
Nintendo Company, Ltd.	33,900	8,668,146
Sony Corp.	311,504	9,111,258
Takeda Pharmaceutical Company, Ltd.	113,500	4,727,986
Toyota Motor Corp.	201,700	7,938,094
USS Company, Ltd.	194,010	11,483,837

		47,896,971
Netherlands - 6.16%
ING Groep NV *	1,317,952	23,549,562
Koninklijke (Royal) Philips Electronics NV	386,425	9,419,387
Randstad Holdings NV * (a)	269,665	11,674,705
Reed Elsevier NV	677,340	7,649,990

		52,293,644
Norway - 5.70%
Aker Kvaerner ASA	734,720	8,264,324
StatoilHydro ASA	781,860	17,571,467

The accompanying notes are an integral part of the financial statements.
254

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway (continued)
Telenor ASA *	1,941,835	$22,545,662

		48,381,453
Russia - 0.53%
Gazprom OAO, SADR	193,700	4,503,525

Singapore - 3.24%
Flextronics International, Ltd. *	1,730,360	12,908,486
Singapore Telecommunications, Ltd.	6,348,000	14,574,582

		27,483,068
South Korea - 4.19%
KB Financial Group, Inc., ADR *	207,093	10,659,077
Samsung Electronics Company, Ltd.	36,061	24,863,137

		35,522,214
Spain - 2.99%
Iberdrola SA	558,016	5,484,369
Telefonica SA	720,978	19,900,661

		25,385,030
Sweden - 2.13%
Ericsson (LM), Series B	1,213,364	12,172,820
Niscayah Group AB	2,610,321	5,920,968

		18,093,788
Switzerland - 7.64%
Adecco SA	336,290	17,906,085
Nestle SA	340,210	14,513,278
Novartis AG	206,660	10,374,432
Roche Holdings AG - Genusschein	39,360	6,371,483
Swiss Re	211,301	9,549,214
UBS AG - Swiss Exchange *	335,170	6,143,115

		64,857,607
Taiwan - 5.32%
Compal Electronics, Inc.	8,412,051	9,754,809
Lite-On Technology Corp.	10,283,948	13,494,691
Mega Financial Holding Company, Ltd.	11,438,000	7,214,967
Taiwan Semiconductor
Manufacturing Company, Ltd.	7,316,581	14,688,618

		45,153,085
United Kingdom - 19.00%
Aviva PLC	1,676,760	12,020,282
BP PLC	1,895,865	16,791,638
British Sky Broadcasting Group PLC	1,455,183	13,304,203
G4S PLC	2,304,410	8,133,598
GlaxoSmithKline PLC	716,294	14,095,287
HSBC Holdings PLC	389,770	4,461,999
Kingfisher PLC	4,830,390	16,444,901
Marks & Spencer Group PLC	736,110	4,266,094
Old Mutual PLC	3,380,105	5,411,734
Pearson PLC	754,191	9,292,950
Premier Foods PLC *	6,901,396	4,637,144
Rentokil Initial PLC *	3,282,738	5,977,742
Royal Dutch Shell PLC, B Shares	536,396	14,902,272
Tesco PLC	676,000	4,325,528
The Sage Group PLC	620,900	2,317,533
Vodafone Group PLC	11,054,308	24,810,524

		161,193,429

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States - 1.82%
ACE, Ltd.	289,142	$15,457,531

TOTAL COMMON STOCKS (Cost $854,563,078)		$823,070,206

SECURITIES LENDING COLLATERAL - 1.42%

United States - 1.42%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	1,197,629	11,988,263

TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,988,815)	$ 11,988,263

SHORT TERM INVESTMENTS - 1.27%
Paribas Corp.
0.02% due 10/01/2009	$10,800,000	$10,800,000

TOTAL SHORT TERM INVESTMENTS
(Cost $10,800,000)		$10,800,000

Total Investments (International Value Trust)
(Cost $877,351,893) - 99.68%		$845,858,469
Other assets and liabilities, net - 0.32%		2,752,027

TOTAL NET ASSETS - 100.00%		$848,610,496

The portfolio had the following five top industry concentrations as of September 30, 2009 (as a percentage of total net assets):

Telecommunications Equipment & Services	13.07%
Insurance	12.46%
Pharmaceuticals	6.66%
Business Services	6.64%
Electronics	6.63%

Investment Quality Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 25.54%

U.S. Treasury Bonds - 24.18%
5.375% due 02/15/2031	$3,000,000	$3,564,375
7.50% due 11/15/2016	6,975,000	8,991,758
7.875% due 02/15/2021	19,256,000	26,844,058
8.125% due 08/15/2021	8,477,000	12,071,774
8.125% due 08/15/2019 ***	8,000,000	11,147,504
8.75% due 05/15/2017 to 08/15/2020	23,150,000	33,691,660
8.875% due 08/15/2017	4,000,000	5,602,500

		101,913,629

U.S. Treasury Notes - 1.36%
3.125% due 08/31/2013	5,475,000	5,738,058

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $98,898,753)		$107,651,687

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.01%

Federal Home Loan Mortgage Corp. - 0.73%
4.00% due 11/15/2019	864,735	881,496
5.00% due 12/01/2034	1,949,152	2,022,854
6.50% due 04/01/2029 to 08/01/2034	135,308	145,420

The accompanying notes are an integral part of the financial statements.
255

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
7.50% due 06/01/2010 to 05/01/2028		$34,651	$37,821

			3,087,591

Federal National Mortgage
Association - 1.78%
4.654% due 06/01/2013		1,084,177	1,142,894
4.918% due 02/01/2013		1,636,459	1,719,827
5.629% due 12/01/2011		1,293,156	1,379,822
5.936% due 11/01/2011		689,922	739,025
6.047% due 05/01/2012		796,160	861,341
6.085% due 10/01/2011		863,101	925,799
6.095% due 03/01/2012		532,719	576,158
6.50% due 02/01/2036		158,623	170,235
7.00% due 06/01/2029		1,786	1,965

			7,517,066

Government National Mortgage
Association - 0.38%
6.00% due 12/15/2013 to 04/15/2035		320,720	342,966
6.50% due 06/15/2028 to 02/15/2035		163,545	176,280
7.00% due 11/15/2031 to 10/15/2034		967,410	1,053,184
8.00% due 07/15/2030 to 10/15/2030		17,057	18,883

			1,591,313

Housing & Urban Development - 0.12%
7.498% due 08/01/2011		491,000	493,911

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,459,152)			$12,689,881

FOREIGN GOVERNMENT OBLIGATIONS - 1.16%

Brazil - 1.16%
Federative Republic of Brazil
5.875% due 01/15/2019		1,725,000	1,845,750
7.125% due 01/20/2037		215,000	256,388
10.00% due 01/01/2017	BRL	5,500,000	2,801,504

			4,903,642

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,026,848)			$4,903,642

CORPORATE BONDS - 52.86%

Basic Materials - 1.92%
Agrium, Inc.
7.125% due 05/23/2036	$ 750,000		814,034
Airgas, Inc.
7.125% due 10/01/2018 (g)		30,000	30,937
Alcan, Inc.
6.45% due 03/15/2011		81,000	84,789
ArcelorMittal
5.375% due 06/01/2013		425,000	434,503
6.125% due 06/01/2018		1,100,000	1,083,672
Ashland, Inc.
9.125% due 06/01/2017 (g)		25,000	26,750
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.375% due 11/30/2012 (g)		335,000	369,286
Cytec Industries, Inc.
6.00% due 10/01/2015		1,250,000	1,222,982

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Basic Materials (continued)
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	$30,000	$31,912
IMC Global, Inc.
7.30% due 01/15/2028	22,000	22,003
Inco, Ltd.
5.70% due 10/15/2015	217,000	225,808
MeadWestvaco Corp.
7.375% due 09/01/2019	425,000	445,209
Momentive Performance Materials, Inc.
9.75% due 12/01/2014	35,000	27,125
NewPage Corp.
11.375% due 12/31/2014 (g)	10,000	9,825
Novelis, Inc.
7.25% due 02/15/2015	22,000	19,030
Potash Corp. of Saskatchewan, Inc.
4.875% due 03/30/2020	1,250,000	1,248,568
Rio Tinto Finance USA, Ltd.
6.50% due 07/15/2018	975,000	1,048,457
Terra Capital, Inc., Series B
7.00% due 02/01/2017	15,000	15,638
Weyerhaeuser Company
6.75% due 03/15/2012	692,000	720,911
7.95% due 03/15/2025	260,000	233,659

		8,115,098

Communications - 8.65%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	952,000	1,021,634
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	606,000	657,652
8.125% due 05/01/2012	364,000	415,327
8.75% due 03/01/2031	703,000	931,237
AT&T, Inc.
5.50% due 02/01/2018	475,000	495,603
6.30% due 01/15/2038	1,000,000	1,047,643
Bellsouth Corp.
4.75% due 11/15/2012	973,000	1,037,060
British Telecommunications PLC
5.15% due 01/15/2013	780,000	812,608
9.125% due 12/15/2010	519,000	558,795
CanWest Media, Inc.
8.00% due 09/15/2012 ^	110,000	86,350
Catalina Marketing Corp.
10.50% due 10/01/2015 (g)	30,000	30,037
CBS Corp.
8.20% due 05/15/2014	745,000	811,034
CC Holdings GS V LLC
7.75% due 05/01/2017 (g)	15,000	15,525
Cingular Wireless LLC
7.125% due 12/15/2031	433,000	504,118
Citizens Communications Company
7.125% due 03/15/2019	25,000	23,562
Comcast Cable Communications LLC
8.50% due 05/01/2027	556,000	646,423
Comcast Corp.
5.70% due 05/15/2018	545,000	572,993
6.55% due 07/01/2039	1,750,000	1,870,095
COX Communications, Inc.
5.875% due 12/01/2016 (g)	850,000	893,457

The accompanying notes are an integral part of the financial statements.
256

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
COX Communications, Inc. (continued)
7.125% due 10/01/2012	$532,000	$593,458
Cricket Communications, Inc.
9.375% due 11/01/2014	30,000	30,450
CSC Holdings, Inc.
7.625% due 07/15/2018	44,000	44,660
DirecTV Holdings LLC
4.75% due 10/01/2014 (g)	440,000	441,780
France Telecom SA
4.375% due 07/08/2014	445,000	466,487
GCI, Inc.
7.25% due 02/15/2014	50,000	47,125
Intelsat Subsidiary Holding Company, Ltd.
8.875% due 01/15/2015 (g)	95,000	96,187
Interpublic Group Companies, Inc.
10.00% due 07/15/2017 (g)	15,000	16,200
Liberty Media Corp.
5.70% due 05/15/2013	26,000	24,635
8.25% due 02/01/2030	18,000	14,850
Mediacom Broadband LLC
8.50% due 10/15/2015	78,000	78,780
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	30,000	30,675
News America Holdings, Inc.
7.75% due 01/20/2024	622,000	654,157
9.25% due 02/01/2013	701,000	823,489
News America, Inc.
5.65% due 08/15/2020 (g)	115,000	116,579
Quebecor Media, Inc.
7.75% due 03/15/2016	55,000	54,450
7.75% due 03/15/2016	15,000	14,850
Qwest Corp.
7.50% due 10/01/2014	80,000	80,800
8.375% due 05/01/2016 (g)	390,000	403,650
Rogers Cable, Inc.
6.25% due 06/15/2013	400,000	432,453
Rogers Wireless, Inc.
9.625% due 05/01/2011	178,000	198,014
SBA Telecommunications, Inc.
8.00% due 08/15/2016 (g)	5,000	5,113
8.25% due 08/15/2019 (g)	5,000	5,150
Scholastic Corp.
5.00% due 04/15/2013	230,000	196,650
Sinclair Broadcast Group, Inc.
4.875 due 07/15/2018	29,000	25,085
Sprint Capital Corp.
6.90% due 05/01/2019	15,000	13,425
8.375% due 03/15/2012	10,000	10,325
Sprint Nextel Corp.
6.00% due 12/01/2016	28,000	24,990
TCI Communications, Inc.
8.75% due 08/01/2015	692,000	835,047
Telecom Italia Capital SA
5.25% due 11/15/2013	650,000	683,764
6.00% due 09/30/2034	447,000	435,766
6.20% due 07/18/2011	1,270,000	1,352,446
Telefonica Emisones SAU
7.045% due 06/20/2036	575,000	680,458

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Communications (continued)
Terremark Worldwide, Inc.
12.00% due 06/15/2017 (g)	$25,000	$27,250
Thomson Reuters Corp.
4.70% due 10/15/2019	1,250,000	1,247,114
Time Warner Cable, Inc.
5.85% due 05/01/2017	1,895,000	1,997,988
6.55% due 05/01/2037	450,000	478,150
6.75% due 06/15/2039	200,000	216,287
8.25% due 02/14/2014	205,000	238,890
Time Warner Companies, Inc.
7.25% due 10/15/2017	390,000	439,765
Time Warner, Inc.
7.70% due 05/01/2032	1,298,000	1,467,762
Verizon Communications, Inc.
5.55% due 02/15/2016	1,120,000	1,212,735
6.40% due 02/15/2038	675,000	721,242
6.90% due 04/15/2038	600,000	683,321
8.75% due 11/01/2021	865,000	1,083,492
Verizon Wireless Capital LLC
5.55% due 02/01/2014 (g)	1,295,000	1,399,482
Viacom, Inc.
6.125% due 10/05/2017	1,300,000	1,392,015
6.25% due 04/30/2016	757,000	816,468
6.625% due 05/15/2011	400,000	419,011
Vodafone Group PLC
5.45% due 06/10/2019	510,000	531,020
7.75% due 02/15/2010	714,000	731,851
West Corp.
11.00% due 10/15/2016	5,000	4,963

		36,471,907

Consumer, Cyclical - 1.78%
Affinia Group, Inc.
10.75% due 08/15/2016 (g)	15,000	16,125
AMC Entertainment, Inc.
8.75% due 06/01/2019	45,000	46,462
11.00% due 02/01/2016	40,000	42,600
American Airlines Pass Through Trust 2003-01
3.857% due 07/09/2010	105,570	101,875
ArvinMeritor, Inc.
8.125% due 09/15/2015	25,000	21,750
Continental Airlines, Inc., Series 071A
5.983% due 04/19/2022	15,000	14,175
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	667,703	620,964
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	429,084	403,339
Continental Airlines, Inc., Series B
6.903% due 04/19/2022	5,000	4,150
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021	25,547	18,394
CVS Caremark Corp.
6.125% due 08/15/2016	500,000	548,171
CVS Pass-Through Trust
6.943% due 01/10/2030	560,427	566,121
D.R. Horton, Inc.
7.875% due 08/15/2011	545,000	572,250
DaimlerChrysler NA Holding Corp.
8.50% due 01/18/2031	575,000	680,380

The accompanying notes are an integral part of the financial statements.
257

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical (continued)
Dollar General Corp., PIK
11.875% due 07/15/2017	$25,000	$28,125
Federated Department Stores, Inc.
6.90% due 04/01/2029	519,000	409,421
Ford Motor Company
7.45% due 07/16/2031	75,000	60,750
Freedom Group, Inc.
10.25% due 08/01/2015	15,000	15,900
Harrah's Operating Company, Inc.
11.25% due 06/01/2017 (g)	25,000	25,125
HSN, Inc.
11.25% due 08/01/2016	25,000	27,062
Macys Retail Holdings, Inc.
5.875% due 01/15/2013	1,231,000	1,195,231
MGM Mirage, Inc.
10.375% due 05/15/2014 (g)	5,000	5,337
11.125% due 11/15/2017 (g)	5,000	5,500
Peninsula Gaming LLC
8.375% due 08/15/2015	20,000	20,000
10.75% due 08/15/2017	15,000	15,075
Rite Aid Corp.
10.375% due 07/15/2016	50,000	49,375
Royal Caribbean Cruises, Ltd.
11.875% due 07/15/2015	15,000	16,875
Scientific Games International, Inc., Series 144A
9.25% due 06/15/2019	25,000	26,000
Seneca Gaming Corp.
7.25% due 05/01/2012	45,000	41,625
Southwest Airlines Company, Series 07-1
6.15% due 08/01/2022	710,502	710,502
Staples, Inc.
9.75% due 01/15/2014	935,000	1,123,158
Tenneco Automotive, Inc.
8.625% due 11/15/2014	15,000	14,062
Wynn Las Vegas LLC
6.625% due 12/01/2014	26,000	25,090
Yonkers Racing Corp.
11.375% due 07/15/2016 (g)	25,000	26,000

		7,496,969

Consumer, Non-cyclical - 7.01%
ACCO Brands Corp.
7.625% due 08/15/2015	30,000	24,900
10.625% due 03/15/2015 (g)	10,000	10,462
Alliance One International, Inc.
10.00% due 07/15/2016 (g)	35,000	36,137
Altria Group, Inc.
9.25% due 08/06/2019	360,000	439,904
9.70% due 11/10/2018	900,000	1,117,851
10.20% due 02/06/2039	400,000	555,234
AmerisourceBergen Corp.
5.875% due 09/15/2015	1,260,000	1,357,059
Amgen, Inc.
6.40% due 02/01/2039	545,000	624,716
Anheuser-Busch InBev Worldwide, Inc.
6.875% due 11/15/2019 (g)	360,000	406,625
7.75% due 01/15/2019 (g)	875,000	1,035,352
Aramark Services, Inc.
8.50% due 02/01/2015	65,000	65,569

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Avis Budget Car Rental LLC
7.625% due 05/15/2014	$60,000	$54,000
BAT International Finance PLC
9.50% due 11/15/2018 (g)	465,000	603,118
Biomet, Inc.
10.00% due 10/15/2017	10,000	10,650
Bio-Rad Laboratories, Inc.
8.00% due 09/15/2016	15,000	15,562
Cargill, Inc.
5.60% due 09/15/2012 (g)	1,285,000	1,378,872
Community Health Systems, Inc.
8.875% due 07/15/2015	35,000	35,875
Companhia de Bebidas das Americas
8.75% due 09/15/2013	780,000	912,600
Constellation Brands, Inc.
7.25% due 09/01/2016	35,000	34,825
7.25% due 05/15/2017	10,000	9,950
Corrections Corp. of America
6.75% due 01/31/2014	300,000	296,625
DaVita, Inc.
6.625% due 03/15/2013	13,000	12,870
7.25% due 03/15/2015	13,000	12,870
Deluxe Corp.
7.375% due 06/01/2015	170,000	162,987
Dollar Financial Corp.
2.875% due 06/30/2027	35,000	28,980
Dr. Pepper Snapple Group, Inc.
6.82% due 05/01/2018	1,020,000	1,159,519
Elan Finance PLC
8.875% due 12/01/2013	75,000	75,562
Erac USA Finance Company
8.00% due 01/15/2011 (g)	1,816,000	1,903,800
Express Scripts, Inc.
6.25% due 06/15/2014	525,000	576,946
General Mills, Inc.
5.20% due 03/17/2015	445,000	481,117
5.65% due 02/15/2019	225,000	243,682
HCA, Inc.
6.375% due 01/15/2015	15,000	13,350
7.875% due 02/01/2011	130,000	131,137
HCA, Inc., PIK
9.625% due 11/15/2016	84,000	87,360
Hertz Corp.
8.875% due 01/01/2014	40,000	40,400
Inverness Medical Innovations, Inc.
9.00% due 05/15/2016	35,000	34,781
Kellogg Company
4.45% due 05/30/2016	900,000	941,293
Kraft Foods, Inc.
6.125% due 02/01/2018	450,000	476,856
6.50% due 11/01/2031	1,064,000	1,107,272
Kroger Company
6.75% due 04/15/2012	671,000	737,981
Lender Processing Services, Inc.
8.125% due 07/01/2016	30,000	31,200
McKesson Corp.
7.50% due 02/15/2019	65,000	77,616
Medco Health Solutions, Inc.
7.125% due 03/15/2018	415,000	470,236

The accompanying notes are an integral part of the financial statements.
258

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Consumer, Non-cyclical (continued)
Merck & Company, Inc.
4.00% due 06/30/2015	$975,000	$1,024,469
Miller Brewing Company
5.50% due 08/15/2013 (g)	1,145,000	1,210,077
Molson Coors Capital Financial
4.85% due 09/22/2010	113,000	116,763
Novartis Securities Investment, Ltd.
5.125% due 02/10/2019	695,000	739,869
Omnicare, Inc.
6.75% due 12/15/2013	20,000	19,350
6.875% due 12/15/2015	30,000	28,800
PepsiCo, Inc.
7.90% due 11/01/2018	500,000	631,359
Pfizer, Inc.
6.20% due 03/15/2019	1,030,000	1,160,951
Philip Morris International, Inc.
5.65% due 05/16/2018	1,800,000	1,915,949
Procter & Gamble, Series A
9.36% due 01/01/2021	787,743	987,184
Quest Diagnostics, Inc.
5.45% due 11/01/2015	450,000	474,940
6.95% due 07/01/2037	635,000	728,278
Reynolds American, Inc.
7.25% due 06/01/2013	295,000	320,973
Roche Holdings, Inc.
6.00% due 03/01/2019 (g)	1,025,000	1,140,967
Service Corp. International
7.375% due 10/01/2014	10,000	10,075
7.625% due 10/01/2018	20,000	20,150
Smithfield Foods, Inc.
7.75% due 07/01/2017	10,000	8,225
10.00% due 07/15/2014 (g)	10,000	10,500
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	35,000	31,150
Supervalu, Inc.
8.00% due 05/01/2016	30,000	31,050
Tenet Healthcare Corp.
8.875% due 07/01/2019 (g)	80,000	84,400
Tyson Foods, Inc.
6.60% due 04/01/2016	400,000	408,000
10.50% due 03/01/2014	15,000	16,988
United Rentals North America, Inc.
10.875% due 06/15/2016 (g)	15,000	16,050
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	25,000	24,500
WellPoint, Inc.
7.00% due 02/15/2019	485,000	551,327

		29,546,045

Energy - 3.59%
Basic Energy Services, Inc.
11.625% due 08/01/2014 (g)	25,000	26,500
Berry Petroleum Company
10.25% due 06/01/2014	10,000	10,675
Burlington Resources Finance Company
7.40% due 12/01/2031	541,000	651,969
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013	350,000	372,242
6.45% due 06/30/2033	238,000	254,293

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
CenterPoint Energy Resources Corp.
6.125% due 11/01/2017	$400,000	$419,846
Chesapeake Energy Corp.
6.50% due 08/15/2017	65,000	59,637
6.625% due 01/15/2016	298,000	281,610
6.875% due 01/15/2016	5,000	4,737
7.50% due 09/15/2013	22,000	21,862
ConocoPhillips
4.60% due 01/15/2015	935,000	997,920
Dynegy Holdings, Inc.
7.125% due 05/15/2018	35,000	26,950
8.375% due 05/01/2016	25,000	23,375
El Paso Corp.
7.00% due 06/15/2017	30,000	29,400
12.00% due 12/12/2013	30,000	34,200
El Paso Natural Gas Company
5.95% due 04/15/2017	85,000	87,811
EnCana Corp.
5.90% due 12/01/2017	450,000	480,576
Enterprise Products Operating LLC
5.25% due 01/31/2020	795,000	794,434
Halliburton Company
5.50% due 10/15/2010	593,000	618,551
Hornbeck Offshore Services, Inc.
6.125% due 12/01/2014	10,000	9,275
8.00% due 09/01/2017 (g)	20,000	19,700
Kinder Morgan Energy Partners LP
6.50% due 09/01/2039	300,000	305,181
6.85% due 02/15/2020	1,295,000	1,414,443
7.125% due 03/15/2012	692,000	755,784
Kinder Morgan Finance Company
5.70% due 01/05/2016	70,000	66,675
Marathon Oil Corp.
6.50% due 02/15/2014	540,000	594,637
Motiva Enterprises LLC
5.20% due 09/15/2012 (g)	952,000	983,439
Newfield Exploration Company
6.625% due 04/15/2016	25,000	24,500
Nexen, Inc.
7.50% due 07/30/2039	125,000	136,115
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	1,850,000	2,029,641
Peabody Energy Corp.
6.875% due 03/15/2013	39,000	39,390
7.375% due 11/01/2016	290,000	292,900
PetroHawk Energy Corp.
9.125% due 07/15/2013	35,000	35,963
Petroleum Export, Ltd.
5.265% due 06/15/2011 (g)	218,228	213,017
Pioneer Natural Resources Company
6.65% due 03/15/2017	260,000	247,423
6.875% due 05/01/2018	35,000	33,401
Plains All American Pipeline LP
5.75% due 01/15/2020	435,000	438,366
Plains Exploration & Production Company
7.75% due 06/15/2015	35,000	34,738
Pride International, Inc.
7.375% due 07/15/2014	35,000	35,875

The accompanying notes are an integral part of the financial statements.
259

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Range Resources Corp.
7.50% due 05/15/2016	$20,000	$20,000
7.50% due 10/01/2017	10,000	9,950
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.50% due 09/30/2014 (g)	395,000	419,341
SandRidge Energy, Inc.
8.00% due 06/01/2018 (g)	15,000	14,438
Southwestern Energy Company
7.50% due 02/01/2018	35,000	35,350
TransCanada Pipelines, Ltd.
7.625% due 01/15/2039	690,000	880,462
Valero Energy Corp.
8.75% due 06/15/2030	403,000	437,555
XTO Energy, Inc.
6.75% due 08/01/2037	380,000	422,724

		15,146,871

Financial - 22.08%
ACE Capital Trust II
9.70% due 04/01/2030	752,000	748,739
ACE INA Holdings, Inc.
5.70% due 02/15/2017	160,000	172,585
Aflac, Inc.
8.50% due 05/15/2019	195,000	232,454
AGFC Capital Trust I
6.00% until 01/15/2017, then variable
due 01/15/2067 (g)	860,000	344,000
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	485,000	506,857
AMB Property LP
7.50% due 06/30/2018	364,000	342,389
American Express Company
7.25% due 05/20/2014	1,200,000	1,348,282
American Express Credit Corp.
5.125% due 08/25/2014	750,000	775,813
American General Finance Corp.
5.375% due 10/01/2012	346,000	267,421
Arch Western Finance LLC
6.75% due 07/01/2013	54,000	53,122
AvalonBay Communities, Inc.
5.50% due 01/15/2012	425,000	443,193
AXA Equitable Life Insurance
7.70% due 12/01/2015 (g)	680,000	716,934
BAC Capital Trust XI
6.625% due 05/23/2036	75,000	65,437
BAC Capital Trust XIV
5.63% until 03/15/2012, then variable
due 12/31/2049	35,000	22,925
Bank of America Corp.
4.375% due 12/01/2010	1,514,000	1,541,786
5.42% due 03/15/2017	1,700,000	1,624,279
5.75% due 12/01/2017	200,000	199,635
Barclays Bank PLC
8.55 due 09/29/2049 (g)	35,000	31,850
Bear Stearns Companies, Inc.
5.35% due 02/01/2012	195,000	207,147
6.40% due 10/02/2017	85,000	92,469
6.95% due 08/10/2012	830,000	923,944

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Brandywine Operating Partnership
5.70% due 05/01/2017	$825,000	$742,742
BTM (Curacao) Holdings NV
4.76% until 07/21/2010, then variable
due 07/21/2015 (g)	480,000	472,822
Buffalo Thunder Development Authority
9.375% due 12/15/2014 ^ (g)	85,000	15,087
Capital One Capital IV
6.745% until 02/17/2032, then variable
due 02/17/2037	400,000	304,000
Capital One Financial Corp.
7.375% due 05/23/2014	135,000	150,662
Charles Schwab Corp.
4.95% due 06/01/2014	515,000	543,026
Chase Manhattan Corp.
7.00% due 11/15/2009	865,000	869,861
CIT Group Funding Company of Canada
4.65% due 07/01/2010 ^	30,000	25,540
CIT Group, Inc.
5.60% due 04/27/2011 ^	750,000	510,674
5.65% due 02/13/2017 ^	40,000	25,012
5.80% due 07/28/2011 ^	25,000	17,003
7.625% due 11/30/2012 ^	185,000	120,493
CIT Group, Inc., MTN
5.125% due 09/30/2014 ^	15,000	9,609
Citigroup Capital XXI
8.30% until 12/21/2037, then variable
due 12/21/2057	105,000	93,319
Citigroup, Inc.
4.875% due 05/07/2015	614,000	573,453
5.50% due 08/27/2012	1,525,000	1,570,709
6.50% due 08/19/2013	1,105,000	1,159,973
6.875% due 03/05/2038	550,000	551,667
Countrywide Financial Corp.
4.50% due 06/15/2010	210,000	212,218
Discover Financial Services
6.45% due 06/12/2017	885,000	792,418
Equitable Companies, Inc.
7.00% due 04/01/2028	865,000	759,986
Equity One, Inc.
6.00% due 09/15/2017	700,000	626,719
Everest Reinsurance Holdings, Inc.
6.60% until 05/15/2017, then variable
due 05/15/2037	1,475,000	1,003,000
8.75% due 03/15/2010	596,000	611,897
Farmers Exchange Capital
7.05% due 07/15/2028 (g)	725,000	649,078
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	179,000	178,728
First Republic Bank of San Francisco
7.75% due 09/15/2012	714,000	742,560
First Union National Bank
6.919% due 12/15/2036	500,000	514,487
7.80% due 08/18/2010	1,500,000	1,581,504
Ford Motor Credit Company LLC
7.00% due 10/01/2013	84,000	78,844
7.375% due 10/28/2009	25,000	25,006
Fresenius US Finance II, Inc.
9.00% due 07/15/2015 (g)	10,000	11,000

The accompanying notes are an integral part of the financial statements.
260

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
General Electric Capital Corp.
4.80% due 05/01/2013	$1,175,000	$1,219,750
5.90% due 05/13/2014	340,000	364,579
6.125% due 02/22/2011	433,000	456,880
6.75% due 03/15/2032	1,641,000	1,675,335
General Electric Capital Corp., Series GMTN
2.00% due 09/28/2012	4,015,000	4,037,372
GMAC LLC
7.75% due 01/19/2010 (g)	25,000	24,969
8.00% due 11/01/2031 (g)	101,000	81,305
Goldman Sachs Group, Inc.
5.45% due 11/01/2012	805,000	862,136
6.00% due 05/01/2014	115,000	125,067
6.15% due 04/01/2018	1,300,000	1,367,487
6.75% due 10/01/2037	2,030,000	2,095,023
6.875% due 01/15/2011	692,000	734,795
7.50% due 02/15/2019	625,000	714,761
HBOS PLC
6.00% due 11/01/2033 (g)	710,000	499,128
HCP, Inc.
5.65% due 12/15/2013	450,000	445,200
Health Care Property, Inc.
5.95% due 09/15/2011	450,000	462,214
7.072 due 06/08/2015	433,000	434,380
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	1,298,000	1,358,604
Hexion U.S. Finance Corp/Hexion Nova Scotia
Finance ULC
9.75% due 11/15/2014	35,000	30,100
Host Hotels & Resorts LP
6.875% due 11/01/2014	15,000	14,662
Host Marriott LP
7.125% due 11/01/2013	25,000	24,687
HSBC Bank USA NA, BKNT
7.00% due 01/15/2039	525,000	613,189
HSBC Holdings PLC
6.80% due 06/01/2038	1,200,000	1,346,531
HSBC Holdings PLC, EMTN
0.775% due 10/06/2016 (b)	1,350,000	1,283,178
Iberdrola Finance Ireland, Ltd.
5.00% due 09/11/2019 (g)	675,000	679,760
International Lease Finance Corp.
5.625% due 09/15/2010	670,000	639,366
6.375% due 03/25/2013	425,000	340,832
Jackson National Life Insurance Company
8.15% due 03/15/2027 (g)	1,298,000	1,240,096
JPMorgan Chase & Company
3.70% due 01/20/2015	1,250,000	1,238,976
5.375% due 10/01/2012	1,050,000	1,129,786
6.00% due 01/15/2018	1,120,000	1,202,124
JPMorgan Chase Capital XV
5.875% due 03/15/2035	433,000	384,870
Kimco Realty Corp.
5.584% due 11/23/2015	410,000	400,225
6.875% due 10/01/2019	560,000	572,746
Lazard Group LLC
6.85% due 06/15/2017	1,290,000	1,271,576
Liberty Mutual Insurance Company
7.697% due 10/15/2097 (g)	2,000,000	1,536,312

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
Liberty Property LP
6.625% due 10/01/2017	$ 210,000	$194,940
7.25% due 03/15/2011	725,000	753,329
Lloyds Banking Group PLC
5.92% due 10/01/2099 (g)	100,000	57,000
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	1,800,000	1,822,975
7.75% due 05/14/2038	300,000	338,076
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (g)	535,000	554,703
Mizuho Financial Group, Cayman, Ltd.
5.79% due 04/15/2014 (g)	779,000	823,154
Morgan Stanley
5.55% due 04/27/2017	285,000	283,919
6.25% due 08/28/2017	1,320,000	1,373,935
6.75% due 04/15/2011	684,000	729,331
Morgan Stanley, MTN
6.00% due 04/28/2015	600,000	635,382
6.625% due 04/01/2018	1,225,000	1,295,343
National Australia Bank, Ltd.
8.60% due 05/19/2010	152,000	159,461
Nationwide Mutual Insurance Company
8.25% due 12/01/2031 (g)	865,000	826,876
Navigators Group, Inc.
7.00% due 05/01/2016	204,000	197,346
NB Capital Trust IV
8.25% due 04/15/2027	60,000	58,500
NBD Bancorp
8.25% due 11/01/2024	1,730,000	2,113,067
Ohio National Life Insurance Company
8.50% due 05/15/2026 (g)	995,000	860,822
Principal Life Global Funding I
6.125% due 10/15/2033 (g)	697,000	641,669
Prudential Financial, Inc., MTN
4.75% due 09/17/2015	900,000	893,686
5.15% due 01/15/2013	865,000	890,518
Realty Income Corp.
6.75% due 08/15/2019	1,515,000	1,475,584
Regency Centers LP
7.95% due 01/15/2011	456,000	474,105
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	865,000	887,483
Republic New York Corp.
9.50% due 04/15/2014	865,000	1,010,368
Sanwa Bank, Ltd.
7.40% due 06/15/2011	450,000	493,032
Simon Property Group LP, REIT
5.30% due 05/30/2013	1,325,000	1,354,656
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	195,000	200,710
Sovereign Bank
8.75% due 05/30/2018	250,000	288,196
Sun Canada Financial Company
7.25% due 12/15/2015 (g)	1,471,000	1,480,987
Sunamerica, Inc.
8.125% due 04/28/2023	865,000	760,864
The Royal Bank of Scotland PLC
4.875% due 08/25/2014 (g)	1,250,000	1,269,213

The accompanying notes are an integral part of the financial statements.
261

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
United Dominion Realty Trust, Inc.
6.05% due 06/01/2013	$750,000	$759,810
Unitrin, Inc.
6.00% due 05/15/2017	705,000	573,226
UnumProvident Finance Company, PLC
6.85% due 11/15/2015 (g)	390,000	389,980
US Bancorp
7.50% due 06/01/2026	1,624,000	1,694,904
Ventas Realty LP, Series 1
6.50% due 06/01/2016	35,000	33,950
Ventas Realty LP/Ventas Capital Corp.
6.625% due 10/15/2014	300,000	290,250
7.125% due 06/01/2015	22,000	21,835
W.R. Berkley Corp.
5.125% due 09/30/2010	346,000	348,363
5.60% due 05/15/2015	377,000	366,250
Wachovia Corp., MTN
5.50% due 05/01/2013	880,000	941,574
WEA Finance LLC
5.40% due 10/01/2012 (g)	800,000	821,835
7.125% due 04/15/2018 (g)	350,000	364,859
7.50% due 06/02/2014 (g)	370,000	398,750
Wells Fargo & Company
4.95% due 10/16/2013	2,410,000	2,476,104
Westpac Banking Corp.
4.20% due 02/27/2015	1,250,000	1,270,478

		93,063,757

Industrial - 0.82%
American Railcar Industries, Inc.
7.50% due 03/01/2014	25,000	23,250
Avnet, Inc.
6.625% due 09/15/2016	600,000	630,515
Bemis Company, Inc.
6.80% due 08/01/2019	60,000	66,958
Case New Holland, Inc.
7.75% due 09/01/2013 (g)	35,000	34,825
Clean Harbors Inc, Series 144A
7.625% due 08/15/2016	10,000	10,238
CPM Holdings, Inc.
10.625% due 09/01/2014 (g)	40,000	41,300
General Electric Company
5.25% due 12/06/2017	1,125,000	1,154,531
Harland Clarke Holdings Corp.
9.50% due 05/15/2015	40,000	35,800
Jabil Circuit, Inc.
7.75% due 07/15/2016	5,000	5,075
Koppers, Inc.
9.875% due 10/15/2013	10,000	10,325
L-3 Communications Corp., Series B
6.375% due 10/15/2015	45,000	45,450
Owens Corning, Inc.
9.00% due 06/15/2019	15,000	16,110
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	109,000	111,453
Pactiv Corp.
5.875% due 07/15/2012	360,000	383,694
Sally Holdings LLC
9.25% due 11/15/2014	10,000	10,350

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Sanmina-SCI Corp.
3.049% due 06/15/2010 (b)(g)	$30,000	$29,100
6.75% due 03/01/2013	5,000	4,750
Solo Cup Company
10.50% due 11/01/2013 (g)	25,000	26,500
SPX Corp.
7.625% due 12/15/2014	30,000	30,225
Tyco International Group SA
6.75% due 02/15/2011	300,000	316,076
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011	45,000	44,550
Waste Management, Inc.
6.375% due 03/11/2015	375,000	414,933

		3,446,008

Technology - 0.75%
First Data Corp.
9.875% due 09/24/2015	35,000	32,331
10.55% due 09/24/2015	25,000	21,500
Fiserv, Inc.
6.125% due 11/20/2012	625,000	677,398
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	35,000	26,775
Intuit, Inc.
5.40% due 03/15/2012	315,000	330,596
Oracle Corp.
6.125% due 07/08/2039	975,000	1,097,850
Seagate Technology HDD Holdings
6.80% due 10/01/2016	10,000	9,175
Seagate Technology International
10.00% due 05/01/2014 (g)	20,000	21,850
Sensata Technologies B.V.
8.00% due 05/01/2014 (g)	40,000	37,300
Stream Global Services, Inc.
11.25% due 10/01/2014 (g)	50,000	47,727
Unisys Corp.
12.75% due 10/15/2014 (g)	42,000	44,520
14.25% due 09/15/2015 (g)	31,000	31,930
Xerox Corp.
5.50% due 05/15/2012	270,000	283,111
6.40% due 03/15/2016	400,000	419,098
7.20% due 04/01/2016	70,000	75,988

		3,157,149

Utilities - 6.26%
Abu Dhabi National Energy Company
5.875% due 10/27/2016 (g)	500,000	505,614
Atmos Energy Corp.
6.35% due 06/15/2017	195,000	211,510
Carolina Power & Light Company
6.50% due 07/15/2012	1,254,000	1,386,491
CenterPoint Energy, Inc.
6.50% due 05/01/2018	165,000	164,893
Commonwealth Edison Company
5.95% due 08/15/2016	400,000	436,128
6.15% due 03/15/2012	273,000	296,244
Dominion Resources, Inc.
6.40% due 06/15/2018	870,000	973,897
7.00% due 06/15/2038	425,000	506,040

The accompanying notes are an integral part of the financial statements.
262

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp.
5.65% due 06/15/2013	$1,300,000	$1,392,741
Edison Mission Energy
7.00% due 05/15/2017	10,000	8,350
7.20% due 05/15/2019	5,000	4,050
7.75% due 06/15/2016	30,000	26,250
EDP Finance BV
4.90% due 10/01/2019 (g)	810,000	815,787
Electricite de France SA
6.50% due 01/26/2019 (g)	875,000	1,002,588
Enel Finance International SA
6.80% due 09/15/2037 (g)	1,155,000	1,340,666
Georgia Power Company
5.25% due 12/15/2015	250,000	270,256
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (g)	15,000	15,037
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	1,100,000	1,172,508
Midamerican Funding LLC
6.75% due 03/01/2011	865,000	916,520
Mirant North America LLC
7.375% due 12/31/2013	65,000	64,675
Nevada Power Company
6.50% due 08/01/2018	450,000	492,297
New York State Electric & Gas Corp.
5.75% due 05/01/2023	476,000	441,714
NiSource Finance Corp.
6.40% due 03/15/2018	385,000	384,282
Northern States Power Company
6.50% due 03/01/2028	433,000	499,198
NRG Energy, Inc.
7.25% due 02/01/2014	35,000	34,387
7.375% due 02/01/2016	20,000	19,350
7.375% due 01/15/2017	25,000	24,187
NSTAR
8.00% due 02/15/2010	1,730,000	1,775,131
Ohio Edison Company
6.875% due 07/15/2036	450,000	515,376
Old Dominion Electric Cooperative
6.25% due 06/01/2011	904,000	959,972
Oncor Electric Delivery Company
7.50% due 09/01/2038	395,000	508,742
PacifiCorp
6.35% due 07/15/2038	315,000	368,784
Potomac Electric Power Company
6.50% due 11/15/2037	750,000	862,687
PPL Electric Utilities Corp.
6.25% due 05/15/2039	180,000	205,426
PSEG Power LLC
8.625% due 04/15/2031	511,000	691,160
Puget Sound Energy, Inc.
5.757% due 10/01/2039	440,000	448,752
7.00% due 03/09/2029	346,000	394,098
RRI Energy, Inc.
6.75% due 12/15/2014	29,000	29,798
Sierra Pacific Power Company, Series M
6.00% due 05/15/2016	425,000	450,882
Southern California Edison Company
6.00% due 01/15/2034	649,000	734,750

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Utilities (continued)
Taqa Abu Dhabi National Energy Company
6.50% due 10/27/2036 (g)	$950,000	$917,283
TXU Corp., Series P
5.55% due 11/15/2014	109,000	74,387
Union Electric Company
6.40% due 06/15/2017	1,930,000	2,131,901
Wisconsin Electric Power Company
6.50% due 06/01/2028	606,000	687,636
Wisconsin Energy Corp.
6.20% due 04/01/2033	217,000	238,446
Wisconsin Power and Light Company
5.00% due 07/15/2019	950,000	978,909

		26,379,780

TOTAL CORPORATE BONDS (Cost $215,350,785)		$222,823,584

CONVERTIBLE BONDS - 0.01%

Communications - 0.01%
Leap Wireless International, Inc.
4.50% due 07/15/2014	30,000	24,413

Consumer, Non-cyclical - 0.00%
Amylin Pharmaceuticals, Inc.
3.00% due 06/15/2014	25,000	19,187

TOTAL CONVERTIBLE BONDS (Cost $40,383)		$43,600

MUNICIPAL BONDS - 1.84%

California - 0.17%
University of California
5.77% due 05/15/2043	660,000	708,688

Florida - 0.24%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	865,000	1,002,743

Illinois - 0.25%
Illinois State Toll Highway Authority
6.184% due 01/01/2034	945,000	1,058,201

Indiana - 0.03%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	120,000	128,484

Maryland - 0.07%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	260,000	279,001

Missouri - 0.25%
Curators University Missouri System Facilities
Revenue
5.96% due 11/01/2039	940,000	1,042,272

New Jersey - 0.28%
Jersey City Municipal Utilities Authority
4.55% due 05/15/2012	130,000	125,702
New Jersey State Turnpike Authority
7.414% due 01/01/2040	865,000	1,070,161

		1,195,863

New York - 0.21%
Port Authority of New York & New Jersey
6.04% due 12/01/2029	400,000	441,636

The accompanying notes are an integral part of the financial statements.
263

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)

New York (continued)
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	$435,000	$457,111

		898,747

Texas - 0.34%
North Texas Tollway Authority
6.718% due 01/01/2049	1,230,000	1,414,549

TOTAL MUNICIPAL BONDS (Cost $7,032,774)		$7,728,548

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.79%

American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (g)	800,000	792,000
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A4
5.9286% due 05/10/2045 (b)	2,500,000	2,403,353
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	2,594,203	2,729,454
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR9, Class A4A
4.871% due 09/11/2042	1,405,000	1,328,353
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039 (b)	2,594,203	2,588,033
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	825,000	728,009
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-T28, Class A4
5.742% due 09/11/2042 (b)	390,000	364,958
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T20, Class A4A
5.2983% due 10/12/2042 (b)	895,000	884,081
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049	1,425,000	1,191,393
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	684,273	687,262
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.9607% due 06/10/2046 (b)	2,000,000	1,913,232
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	2,500,000	2,124,676
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035 (g)	790,000	790,000
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.7426% due 05/12/2035 (b)(g)	570,725	570,936
Government National Mortgage Association, Series
2006-38, Class XS
7.0088% IO due 09/16/2035 (b)	398,160	47,275
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553% due 04/10/2038 (b)	2,500,000	2,257,808
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.0652% due 04/15/2045 (b)	2,150,000	1,999,423

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	$1,500,000	$1,408,639
LB-UBS Commercial Mortgage Trust, Series
2005-C5, Class A4
4.954% due 09/15/2030	1,500,000	1,454,448
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	395,532	407,512
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.0799% due 06/15/2038 (b)	1,700,000	1,609,643
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6561% due 05/12/2039 (b)	2,000,000	1,877,491
Morgan Stanley Capital I, Series 2008-T29, Class A4
6.4579% due 01/11/2043 (b)	320,000	310,412
Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.447% due 02/12/2044 (b)	2,095,000	1,789,730
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP3, Class A4
6.39% due 06/15/2011	674,964	703,547
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	259,421	272,299
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	2,594,203	2,614,382
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.118% due 07/15/2042 (b)	1,240,000	1,207,727

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $38,471,101)		$37,056,076

ASSET BACKED SECURITIES - 0.88%
Aesop Funding II LLC
5.68% due 02/20/2014 (g)	920,000	919,941
Chase Issuance Trust, Series 2008-A4, Class A4
4.65% due 03/15/2015	845,000	905,806
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (g)	900,000	737,981
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012	757,666	760,649
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2013	347,808	380,456

TOTAL ASSET BACKED SECURITIES
(Cost $3,765,278)		$3,704,833

COMMON STOCKS - 0.00%

Technology - 0.00%
Unisys Corp. *	964	2,574

TOTAL COMMON STOCKS (Cost $1,189)		$2,574

The accompanying notes are an integral part of the financial statements.
264

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.02%

Financial - 0.02%
Wells Fargo & Company, Series K (h)	85,000	$77,350

TOTAL PREFERRED STOCKS (Cost $70,765)		$77,350

REPURCHASE AGREEMENTS - 3.65%
Bank of New York Tri-Party
Repurchase Agreement dated
09/30/2009 at 0.06% to be
repurchased at $15,400,026 on
10/01/2009, collateralized by
$32,359,174 Federal National
Mortgage Association, 5.50% due
03/01/2035 (valued at
$15,708,000, including interest)	$15,400,000	$15,400,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,400,000)		$15,400,000

Total Investments (Investment Quality Bond Trust)
(Cost $395,517,028) - 97.76%		$412,081,775
Other assets and liabilities, net - 2.24%		9,449,391

TOTAL NET ASSETS - 100.00%		$421,531,166

Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.04%

Basic Materials - 1.18%
Monsanto Company	26,600	$2,058,840

Communications - 8.15%
AT&T, Inc.	98,200	2,652,382
Comcast Corp., Class A	247,800	4,185,342
Interpublic Group of Companies, Inc. *	246,400	1,852,928
Omnicom Group, Inc.	55,850	2,063,099
Sprint Nextel Corp. *	365,138	1,442,295
Viacom, Inc., Class B *	73,200	2,052,528

		14,248,574
Consumer, Cyclical - 6.96%
BorgWarner, Inc. (a)	39,662	1,200,172
Carnival Corp. *	77,601	2,582,561
Johnson Controls, Inc.	48,519	1,240,146
PACCAR, Inc.	81,750	3,082,793
Southwest Airlines Company	142,200	1,365,120
Wal-Mart Stores, Inc.	55,100	2,704,859

		12,175,651
Consumer, Non-cyclical - 23.02%
Allergan, Inc.	37,274	2,115,672
Amgen, Inc. *	37,400	2,252,602
Avon Products, Inc.	61,600	2,091,936
Covidien PLC	106,700	4,615,842
DaVita, Inc. *	11,100	628,704
Estee Lauder Companies, Inc., Class A	36,200	1,342,296
Fortune Brands, Inc.	62,400	2,681,952
Genzyme Corp. *	36,598	2,076,204
Medco Health Solutions, Inc. *	32,700	1,808,637

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Medtronic, Inc.	65,766	$2,420,189
Merck & Company, Inc. (a)	52,100	1,647,923
Millipore Corp. * (a)	15,300	1,076,049
PepsiCo, Inc.	60,300	3,537,198
Pfizer, Inc.	251,300	4,159,015
Procter & Gamble Company	72,600	4,204,992
Sysco Corp.	46,023	1,143,672
UnitedHealth Group, Inc.	53,700	1,344,648
Zimmer Holdings, Inc. *	21,000	1,122,450

		40,269,981
Energy - 14.60%
Anadarko Petroleum Corp.	43,600	2,735,028
Baker Hughes, Inc.	61,700	2,632,122
Chevron Corp.	51,300	3,613,059
EOG Resources, Inc.	15,500	1,294,405
Halliburton Company	80,700	2,188,584
Hess Corp.	37,600	2,010,096
Marathon Oil Corp.	65,500	2,089,450
Noble Corp.	33,500	1,271,660
Peabody Energy Corp.	74,900	2,787,778
Ultra Petroleum Corp. *	53,600	2,624,256
Williams Companies, Inc.	128,400	2,294,508

		25,540,946
Financial - 13.55%
ACE, Ltd.	30,400	1,625,184
AFLAC, Inc.	40,200	1,718,148
Bank of America Corp.	150,900	2,553,228
Bank of New York Mellon Corp.	80,176	2,324,302
City National Corp. (a)	20,100	782,493
Discover Financial Services	129,443	2,100,860
JPMorgan Chase & Company	113,800	4,986,716
Morgan Stanley	67,187	2,074,735
Principal Financial Group, Inc.	83,600	2,289,804
Wells Fargo & Company	114,822	3,235,684

		23,691,154
Industrial - 10.33%
Burlington Northern Santa Fe Corp.	22,750	1,816,132
FedEx Corp.	51,817	3,897,675
General Dynamics Corp.	52,400	3,385,040
General Electric Company	163,600	2,686,312
Illinois Tool Works, Inc.	73,052	3,120,051
Pall Corp.	51,300	1,655,964
Ryder Systems, Inc.	38,400	1,499,904

		18,061,078
Technology - 15.06%
Apple, Inc. *	25,300	4,689,861
Autodesk, Inc. *	52,100	1,239,980
Broadcom Corp., Class A *	57,200	1,755,468
Hewlett-Packard Company	76,200	3,597,402
Intersil Corp., Class A	61,300	938,503
Intuit, Inc. *	40,300	1,148,550
KLA-Tencor Corp.	41,300	1,481,018
Marvell Technology Group, Ltd. *	86,400	1,398,816
Microsoft Corp.	178,700	4,626,543

The accompanying notes are an integral part of the financial statements.
265

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
National Semiconductor Corp.	56,900	$811,963
Seagate Technology	92,800	1,411,488
VMware, Inc., Class A *	80,800	3,245,736

		26,345,328
Utilities - 5.19%
American Electric Power Company, Inc.	86,857	2,691,698
Dynegy, Inc., Class A *	129,300	329,715
Exelon Corp.	70,087	3,477,717
FirstEnergy Corp.	44,300	2,025,396
Pepco Holdings, Inc.	37,719	561,259

		9,085,785

TOTAL COMMON STOCKS (Cost $167,324,756)		$171,477,337

INVESTMENT COMPANIES - 0.90%

Investment Companies - 0.90%
SPDR Trust Series 1	15,000	1,583,400

TOTAL INVESTMENT COMPANIES (Cost $1,590,857)		$1,583,400

SECURITIES LENDING COLLATERAL - 2.25%

Securities Lending Collateral - 2.25%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	392,499	3,928,912

TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,928,881)		$3,928,912

REPURCHASE AGREEMENTS - 0.41%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$714,000 on 10/01/2009,
collateralized by $725,000 Federal
National Mortgage Association,
3.00% due 01/13/2014 (valued at
$728,625, including interest)	$714,000	$714,000

TOTAL REPURCHASE AGREEMENTS
(Cost $714,000)		$714,000

Total Investments (Large Cap Trust)
(Cost $173,558,494) - 101.60%		$177,703,649
Other assets and liabilities, net - (1.60)%		(2,799,296)

TOTAL NET ASSETS - 100.00%		$174,904,353

Large Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.81%

Basic Materials - 2.48%
CF Industries Holdings, Inc.	17,000	$1,465,910
International Paper Company	174,000	3,868,020
Lubrizol Corp. (a)	48,000	3,430,080

		8,764,010

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications - 6.03%
AT&T, Inc.	133,000	$3,592,330
CenturyTel, Inc.	128,000	4,300,800
Qwest Communications International, Inc. (a)	1,036,000	3,947,160
Verizon Communications, Inc.	313,000	9,474,510

		21,314,800
Consumer, Cyclical - 7.67%
Barnes & Noble, Inc. (a)	132,000	2,933,040
BJ's Wholesale Club, Inc. * (a)	53,000	1,919,660
Foot Locker, Inc.	154,000	1,840,300
Ingram Micro, Inc., Class A *	141,000	2,375,850
Limited Brands, Inc.	161,000	2,735,390
Oshkosh Corp.	99,000	3,062,070
RadioShack Corp.	231,000	3,827,670
Tech Data Corp. *	87,000	3,620,070
The Gap, Inc.	184,000	3,937,600
Wesco International, Inc. *	30,000	864,000

		27,115,650
Consumer, Non-cyclical - 22.16%
AmerisourceBergen Corp.	178,000	3,983,640
Amgen, Inc. *	50,000	3,011,500
Archer-Daniels-Midland Company	90,000	2,629,800
Coca-Cola Enterprises, Inc.	199,000	4,260,590
Community Health Systems, Inc. * (a)	125,000	3,991,250
Coventry Health Care, Inc. *	156,000	3,113,760
Del Monte Foods Company	212,000	2,454,960
Endo Pharmaceutical Holdings, Inc. *	164,000	3,711,320
Forest Laboratories, Inc. *	140,000	4,121,600
Health Net, Inc. *	26,000	400,400
Kinetic Concepts, Inc. *	67,000	2,477,660
Lincare Holdings, Inc. *	113,000	3,531,250
Lorillard, Inc.	48,000	3,566,400
Manpower, Inc.	75,000	4,253,250
McKesson Corp.	70,000	4,168,500
Omnicare, Inc.	90,000	2,026,800
Pfizer, Inc.	46,000	761,300
Reynolds American, Inc.	84,000	3,739,680
SAIC, Inc. *	197,000	3,455,380
UnitedHealth Group, Inc.	206,000	5,158,240
Watson Pharmaceuticals, Inc. *	99,000	3,627,360
WellPoint, Inc. *	93,000	4,404,480
Wyeth	112,000	5,440,960

		78,290,080
Energy - 26.64%
Anadarko Petroleum Corp.	103,000	6,461,190
Chevron Corp.	38,000	2,676,340
CMS Energy Corp. (a)	272,000	3,644,800
ConocoPhillips Company	181,000	8,173,960
El Paso Corp.	372,000	3,839,040
ENSCO International, Inc.	77,000	3,275,580
Exxon Mobil Corp.	140,000	9,605,400
Frontier Oil Corp.	217,000	3,020,640
Helix Energy Solutions Group, Inc. *	128,000	1,917,440
Marathon Oil Corp.	164,000	5,231,600
Murphy Oil Corp.	70,000	4,029,900
Nabors Industries, Ltd. *	208,000	4,347,200

The accompanying notes are an integral part of the financial statements.
266

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
National Oilwell Varco, Inc. *	117,000	$5,046,210
Oil States International, Inc. *	106,000	3,723,780
Patterson-UTI Energy, Inc.	264,000	3,986,400
Pride International, Inc. *	142,000	4,322,480
Rowan Companies, Inc.	159,000	3,668,130
SEACOR Holdings, Inc. *	27,000	2,204,010
Southern Union Company	120,000	2,494,800
Tesoro Corp. (a)	272,000	4,074,560
Tidewater, Inc.	85,000	4,002,650
Valero Energy Corp.	226,000	4,382,140

		94,128,250
Financial - 15.73%
Aetna, Inc.	141,000	3,924,030
Allied World Assurance Holdings, Ltd.	63,000	3,019,590
American Financial Group, Inc.	146,000	3,723,000
Axis Capital Holdings, Ltd.	41,000	1,237,380
Broadridge Financial Solutions, Inc.	66,000	1,326,600
Chubb Corp.	97,000	4,889,770
Endurance Specialty Holdings, Ltd.	59,000	2,151,730
Everest Re Group, Ltd.	13,000	1,140,100
Goldman Sachs Group, Inc.	52,000	9,586,200
HCC Insurance Holdings, Inc.	147,000	4,020,450
JPMorgan Chase & Company	89,000	3,899,980
PartnerRe, Ltd.	51,000	3,923,940
RenaissanceRe Holdings, Ltd.	68,000	3,723,680
The Travelers Companies, Inc.	94,000	4,627,620
Unum Group	184,000	3,944,960
Wells Fargo & Company	15,000	422,700

		55,561,730
Industrial - 7.10%
Alliant Techsystems, Inc. *	3,000	233,550
Ball Corp.	45,000	2,214,000
Bemis Company, Inc.	61,000	1,580,510
Carlisle Companies, Inc.	14,000	474,740
Commercial Metals Company	62,000	1,109,800
General Electric Company	207,000	3,398,940
KBR, Inc.	156,000	3,633,240
Northrop Grumman Corp.	89,000	4,605,750
Pactiv Corp. *	160,000	4,168,000
Ryder Systems, Inc.	13,000	507,780
Shaw Group, Inc. *	36,000	1,155,240
Timken Company	61,000	1,429,230
URS Corp. *	13,000	567,450

		25,078,230
Technology - 5.26%
CA, Inc.	159,000	3,496,410
Computer Sciences Corp. *	82,000	4,322,220
IMS Health, Inc.	168,000	2,578,800
Teradata Corp. *	131,000	3,605,120
Thomas & Betts Corp. *	24,000	721,920
Western Digital Corp. *	106,000	3,872,180

		18,596,650
Utilities - 6.74%
AES Corp. *	251,000	3,719,820

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Atmos Energy Corp.	39,000	$1,099,020
Dynegy, Inc., Class A *	1,527,000	3,893,850
Edison International	44,000	1,477,520
Mirant Corp. *	215,000	3,532,450
NiSource, Inc.	275,000	3,819,750
NRG Energy, Inc. *	139,000	3,918,410
UGI Corp.	94,000	2,355,640

		23,816,460

TOTAL COMMON STOCKS (Cost $330,428,618)		$352,665,860

SECURITIES LENDING COLLATERAL - 5.04%

Securities Lending Collateral - 5.04%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	1,780,784	17,825,652

TOTAL SECURITIES LENDING COLLATERAL
(Cost $17,827,010)		$17,825,652

REPURCHASE AGREEMENTS - 0.08%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$275,000 on 10/01/2009,
collateralized by $285,000 Federal
National Mortgage Association,
5.00% due 05/20/2024 (valued at
$282,150, including interest)	$275,000	$275,000

TOTAL REPURCHASE AGREEMENTS
(Cost $275,000)	$ 275,000

Total Investments (Large Cap Value Trust)
(Cost $348,530,628) - 104.93%		$370,766,512
Other assets and liabilities, net - (4.93)%		(17,420,024)

TOTAL NET ASSETS - 100.00%		$353,346,488

Lifestyle Aggressive Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST (g)
500 Index (MFC Global U.S.A.) (i)(j)	2,259,650	$20,743,590
All Cap Core (Deutsche)	751,734	10,802,425
All Cap Value (Lord Abbett)	990,239	6,674,213
Alpha Opportunities Trust (Wellington)	890,729	12,683,974
Blue Chip Growth (T. Rowe Price)	1,218,364	19,700,943
Capital Appreciation (Jennison)	2,165,773	17,672,704
Emerging Markets Value (DFA)	2,139,508	26,701,054
Equity-Income (T. Rowe Price)	1,054,124	12,417,579
Fundamental Value (Davis)	1,698,397	20,516,633
Growth Equity (Rainier)	1,500,363	13,818,340
International Core (GMO)	2,252,982	20,569,728
International Index (MFC Global U.S.A.) * (i)	355,304	5,873,180
International Opportunities (Marsico)	1,855,186	20,722,424
International Small Company (DFA)	1,333,498	11,801,455
International Value (Templeton)	1,809,397	20,771,872

The accompanying notes are an integral part of the financial statements.
267

JOHN HANCOCK TRUST (g)

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Aggressive Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST (g)
Large Cap (UBS)	470,330	$4,891,431
Large Cap Value (BlackRock)	579,781	8,667,724
Mid Cap Index (MFC Global U.S.A.) (i)	174,268	2,366,564
Mid Cap Intersection (Wellington)	1,120,238	9,488,416
Mid Cap Stock (Wellington)	1,368,450	14,834,003
Mid Cap Value Equity (RiverSource)	718,734	6,899,842
Mid Value (T. Rowe Price)	1,268,926	11,864,461
Natural Resources (Wellington)	1,155,669	11,718,479
Optimized Value (MFC Global U.S.A.) (i)	775,260	6,713,756
Small Cap Growth (Wellington)	628,566	4,940,530
Small Cap Index (MFC Global U.S.A.) (i)	361,811	3,914,791
Small Cap Opportunities (Munder)	666,667	9,760,000
Small Cap Value (Wellington)	341,933	4,882,810
Small Company Growth (AIM)	412,777	4,945,071
Small Company Value (T. Rowe Price)	575,365	7,824,964
Smaller Company Growth (Frontier/MFC
Global U.S./Perimeter) * (i)	357,562	4,937,933
U.S. Multi Sector (GMO)	1,607,838	16,721,520
Value & Restructuring (Columbia)	766,323	8,598,146
Vista (American Century)	792,314	7,891,447

TOTAL INVESTMENT COMPANIES (Cost $438,981,711)		$393,332,002

Total Investments (Lifestyle Aggressive Trust)
(Cost $438,981,711) - 100.01%		$393,332,002
Other assets and liabilities, net - (0.01)%		(38,619

TOTAL NET ASSETS - 100.00%		$393,293,383

Lifestyle Balanced Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST (g)
500 Index (MFC Global U.S.A.) (i)(j)	142,052,109	$1,304,038,364
Active Bond (MFC Global U.S./Declaration) (i)	22,893,247	215,883,316
All Cap Core (Deutsche)	7,944,153	114,157,484
Alpha Opportunities Trust (Wellington)	16,147,763	229,944,145
Blue Chip Growth (T. Rowe Price)	12,211,653	197,462,421
Bond (MFC Global U.S.) *	12,487,647	160,341,391
Capital Appreciation (Jennison)	24,018,970	195,994,798
Core Bond (Wells Capital)	32,228,960	431,545,778
Emerging Markets Value (DFA)	30,198,902	376,882,298
Equity-Income (T. Rowe Price)	29,208,178	344,072,335
Floating Rate Income (WAMCO)	16,143,156	206,955,256
Fundamental Value (Davis)	28,464,840	343,855,272
Global Bond (PIMCO)	15,883,261	197,746,605
Growth Equity (Rainier)	21,369,219	196,810,510
High Income (MFC Global U.S.) (i)	28,698,121	267,466,483
High Yield (WAMCO)	116,112,797	971,864,108
International Core (GMO)	24,491,334	223,605,881
International Index (MFC Global U.S.A.) * (i)	33,646,531	556,177,164
International Opportunities (Marsico)	14,979,952	167,326,059
International Value (Templeton)	14,532,002	166,827,386
Large Cap Value (BlackRock)	5,752,418	85,998,654
Mid Cap Index (MFC Global U.S.A.) (i)	13,119,833	178,167,328

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST (g)
Mid Cap Stock (Wellington)	8,095,495	$87,755,168
Mid Cap Value Equity (RiverSource)	6,086,515	58,430,540
Mid Value (T. Rowe Price)	9,553,140	89,321,863
Optimized Value (MFC Global U.S.A.) (i)	9,916,048	85,872,973
Real Return Bond (PIMCO)	30,408,137	368,546,616
Short Term Government Income (MFC Global
U.S.) * (i)	1,859,275	23,742,948
Small Cap Growth (Wellington)	5,237,581	41,167,389
Small Cap Index (MFC Global U.S.A.) (i)	10,894,171	117,874,925
Small Cap Value (Wellington)	3,639,153	51,967,103
Small Company Growth (AIM)	2,805,186	33,606,124
Small Company Value (T. Rowe Price)	4,711,027	64,069,963
Smaller Company Growth (Frontier/MFC
Global U.S./Perimeter) * (i)	2,962,449	40,911,420
Spectrum Income (T. Rowe Price)	50,772,903	663,094,112
Strategic Bond (WAMCO)	19,385,552	191,529,257
Strategic Income (MFC Global U.S.) (i)	22,466,928	297,911,463
Total Bond Market A (Declaration) (i)	24,876,782	344,294,660
Total Return (PIMCO)	61,030,848	868,468,961
U.S. High Yield Bond (Wells Capital)	24,270,572	308,721,673
U.S. Multi Sector (GMO)	31,339,748	325,933,379
Value & Restructuring (Columbia)	7,852,725	88,107,571
Vista (American Century)	5,606,057	55,836,327

TOTAL INVESTMENT COMPANIES (Cost $10,923,741,203)		$11,340,287,471

REPURCHASE AGREEMENTS - 0.01%
JOHN HANCOCK TRUST (g)
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$906,000 on 10/01/2009,
collateralized by $925,000 U.S.
Treasury Bills, zero coupon due
03/25/2010 (valued at $924,168,
including interest)	$906,000	$906,000

TOTAL REPURCHASE AGREEMENTS
(Cost $906,000)	$ 906,000

Total Investments (Lifestyle Balanced Trust)
(Cost $10,924,647,203) - 100.01%		$11,341,193,471
Other assets and liabilities, net - (0.01)%		(1,069,498)

TOTAL NET ASSETS - 100.00%		$11,340,123,973

Lifestyle Conservative Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST (g)
500 Index (MFC Global U.S.A.) (i)(j)	12,982,240	$119,176,959
Active Bond (MFC Global U.S./Declaration) (i)	17,420,975	164,279,790
Blue Chip Growth (T. Rowe Price)	3,503,729	56,655,305
Bond (MFC Global U.S.) *	5,026,329	64,538,061
Core Bond (Wells Capital)	9,592,960	128,449,733
Equity-Income (T. Rowe Price)	4,777,279	56,276,351

The accompanying notes are an integral part of the financial statements.
268

JOHN HANCOCK TRUST (g)

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Conservative Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST (g)
Floating Rate Income (WAMCO)	7,083,488	$90,810,318
Fundamental Value (Davis)	2,950,509	35,642,149
Global Bond (PIMCO)	10,035,931	124,947,344
High Income (MFC Global U.S.) (i)	3,123,345	29,109,571
High Yield (WAMCO)	11,935,145	99,897,160
International Core (GMO)	2,624,824	23,964,647
International Index (MFC Global U.S.A.) * (i)	2,898,871	47,918,332
International Opportunities (Marsico)	1,613,809	18,026,247
International Value (Templeton)	1,578,690	18,123,366
Investment Quality Bond (Wellington)	4,265,441	48,498,069
Mid Cap Index (MFC Global U.S.A.) (i)	2,620,052	35,580,306
Real Return Bond (PIMCO)	3,496,873	42,382,098
Short Term Government Income (MFC Global
U.S.) * (i)	1,750,408	22,352,715
Small Cap Index (MFC Global U.S.A.) (i)	2,724,268	29,476,576
Spectrum Income (T. Rowe Price)	16,857,915	220,164,376
Strategic Bond (WAMCO)	7,278,062	71,907,255
Strategic Income (MFC Global U.S.) (i)	5,725,412	75,918,960
Total Bond Market A (Declaration) (i)	16,295,582	225,530,852
Total Return (PIMCO)	22,104,363	314,545,088
U.S. Government Securities (WAMCO)	6,195,982	78,131,328
U.S. High Yield Bond (Wells Capital)	7,079,348	90,049,302
U.S. Multi Sector (GMO)	3,386,724	35,221,926

TOTAL INVESTMENT COMPANIES (Cost $2,189,323,640)		$2,367,574,184

Total Investments (Lifestyle Conservative Trust)
(Cost $2,189,323,640) - 100.00%		$2,367,574,184
Other assets and liabilities, net - 0.00%		(47,768)

TOTAL NET ASSETS - 100.00%		$2,367,526,416

Lifestyle Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST (g)
500 Index (MFC Global U.S.A.) (i)(j)	232,795,483	$2,137,062,534
Active Bond (MFC Global U.S./Declaration) (i)	5,433,439	51,237,331
All Cap Core (Deutsche)	8,820,581	126,751,754
Alpha Opportunities Trust (Wellington)	22,196,966	316,084,791
Blue Chip Growth (T. Rowe Price)	19,042,493	307,917,114
Bond (MFC Global U.S.) *	10,938,216	140,446,699
Capital Appreciation (Jennison)	37,399,485	305,179,796
Core Bond (Wells Capital)	17,153,130	229,680,411
Emerging Markets Value (DFA)	42,712,153	533,047,670
Equity-Income (T. Rowe Price)	39,928,429	470,356,897
Floating Rate Income (WAMCO)	30,827,834	395,212,833
Fundamental Value (Davis)	41,103,453	496,529,708
Global Bond (PIMCO)	10,308,202	128,337,114
Global Real Estate (Deutsche)	2,534,113	17,916,180
Growth Equity (Rainier)	32,352,765	297,968,970
High Income (MFC Global U.S.) (i)	17,617,109	164,191,453
High Yield (WAMCO)	75,231,878	629,690,822
International Core (GMO)	34,074,664	311,101,679
International Index (MFC Global U.S.A.) * (i)	55,947,602	924,813,865

Lifestyle Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST (g)
International Opportunities (Marsico)	22,227,125	$248,276,982
International Small Company (DFA)	11,841,789	104,799,830
International Value (Templeton)	21,930,101	251,757,554
Large Cap Value (BlackRock)	9,837,740	147,074,214
Mid Cap Index (MFC Global U.S.A.) (i)	18,907,690	256,766,429
Mid Cap Stock (Wellington)	11,696,739	126,792,648
Mid Cap Value Equity (RiverSource)	6,637,896	63,723,803
Mid Value (T. Rowe Price)	13,973,011	130,647,650
Optimized Value (MFC Global U.S.A.) (i)	17,833,559	154,438,620
Real Return Bond (PIMCO)	27,831,912	337,322,776
Short Term Government Income (MFC Global
U.S.) * (i)	1,241,429	15,853,054
Small Cap Growth (Wellington)	7,313,694	57,485,638
Small Cap Index (MFC Global U.S.A.) (i)	18,015,130	194,923,708
Small Cap Opportunities (Munder)	4,403,944	64,473,738
Small Cap Value (Wellington)	4,461,003	63,703,122
Small Company Growth (AIM)	4,075,795	48,828,028
Small Company Value (T. Rowe Price)	7,101,235	96,576,794
Smaller Company Growth (Frontier/MFC
Global U.S./Perimeter) * (i)	3,800,364	52,483,028
Spectrum Income (T. Rowe Price)	26,776,930	349,706,703
Strategic Bond (WAMCO)	12,575,373	124,244,686
Strategic Income (MFC Global U.S.) (i)	10,547,538	139,860,356
Total Bond Market A (Declaration) (i)	4,097,692	56,712,056
Total Return (PIMCO)	45,492,915	647,364,180
U.S. High Yield Bond (Wells Capital)	12,166,271	154,754,962
U.S. Multi Sector (GMO)	42,408,527	441,048,684
Value & Restructuring (Columbia)	14,265,718	160,061,355
Vista (American Century)	6,161,484	61,368,385

TOTAL INVESTMENT COMPANIES (Cost $12,399,947,493)		$12,534,576,604

Total Investments (Lifestyle Growth Trust)
(Cost $12,399,947,493) - 100.00%		$12,534,576,604
Other assets and liabilities, net - 0.00%		(563,197)

TOTAL NET ASSETS - 100.00%		$12,534,013,407

Lifestyle Moderate Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST (g)
500 Index (MFC Global U.S.A.) (i)(j)	33,198,808	$304,765,059
Active Bond (MFC Global U.S./Declaration) (i)	19,948,625	188,115,534
Alpha Opportunities Trust (Wellington)	2,159,534	30,751,766
Blue Chip Growth (T. Rowe Price)	4,752,821	76,853,113
Bond (MFC Global U.S.) *	4,012,663	51,522,598
Capital Appreciation (Jennison)	9,364,042	76,410,583
Core Bond (Wells Capital)	10,712,641	143,442,263
Equity-Income (T. Rowe Price)	7,786,347	91,723,171
Floating Rate Income (WAMCO)	6,115,711	78,403,410
Fundamental Value (Davis)	5,055,273	61,067,699
Global Bond (PIMCO)	7,688,328	95,719,687
High Income (MFC Global U.S.) (i)	10,914,945	101,727,289
High Yield (WAMCO)	16,195,931	135,559,943

The accompanying notes are an integral part of the financial statements.
269

JOHN HANCOCK TRUST (g)

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Moderate Trust (continued)
	Shares or
	Principal
	Amount		Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST (g)
International Core (GMO)	8,401,347		$76,704,298
International Index (MFC Global U.S.A.) * (i)	7,648,024		126,421,838
International Opportunities (Marsico)	4,166,097		46,535,303
International Value (Templeton)	4,237,590		48,647,532
Investment Quality Bond (Wellington)	3,454,855		39,281,703
Large Cap Value (BlackRock)	2,046,438		30,594,241
Mid Cap Index (MFC Global U.S.A.) (i)	2,744,513		37,270,480
Mid Cap Stock (Wellington)	2,589,507		28,070,256
Mid Value (T. Rowe Price)	3,134,857		29,310,914
Real Return Bond (PIMCO)	4,525,151		54,844,833
Short Term Government Income (MFC Global
U.S.) * (i)	567,539		7,247,471
Small Cap Growth (Wellington)	1,210,960		9,518,142
Small Cap Index (MFC Global U.S.A.) (i)	2,309,316		24,986,801
Small Cap Value (Wellington)	869,474		12,416,084
Small Company Growth (AIM)	650,094		7,788,121
Small Company Value (T. Rowe Price)	1,029,940		14,007,182
Smaller Company Growth (Frontier/MFC
Global U.S./Perimeter) * (i)	696,271		9,615,506
Spectrum Income (T. Rowe Price)	19,114,963		249,641,421
Strategic Bond (WAMCO)	7,097,925		70,127,497
Strategic Income (MFC Global U.S.) (i)	5,708,861		75,699,498
Total Bond Market A (Declaration) (i)	9,778,001		135,327,533
Total Return (PIMCO)	19,183,493		272,981,101
U.S. High Yield Bond (Wells Capital)	10,929,305		139,020,756
U.S. Multi Sector (GMO)	5,787,093		60,185,765
Value & Restructuring (Columbia)	2,807,192		31,496,693

TOTAL INVESTMENT COMPANIES (Cost $2,989,882,993)			$3,073,803,084

Total Investments (Lifestyle Moderate Trust)
(Cost $2,989,882,993) - 100.00%		$	$ 3,073,803,084
Other assets and liabilities, net - 0.00%			(106,903)

TOTAL NET ASSETS - 100.00%			$3,073,696,181

Mid Cap Index Trust
	Shares or
	Principal
	Amount		Value

COMMON STOCKS - 98.19%

Basic Materials - 5.08%
Albemarle Corp.	103,769		$3,590,408
Ashland, Inc.	84,365		3,646,255
Cabot Corp.	74,110		1,712,682
Carpenter Technology Corp.	49,906		1,167,301
Cliffs Natural Resources, Inc. (a)	148,477		4,804,716
Cytec Industries, Inc.	54,945		1,784,064
Louisiana-Pacific Corp. * (a)	117,635		784,626
Lubrizol Corp.	76,657		5,477,909
Minerals Technologies, Inc.	21,229		1,009,651
Olin Corp.	88,676		1,546,510
Potlatch Corp.	45,050		1,281,673
Rayonier, Inc.	89,752		3,671,754
Reliance Steel & Aluminum Company	72,456		3,083,727
RPM International, Inc.	146,122		2,701,796
Sensient Technologies Corp.	55,282		1,535,181

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Steel Dynamics, Inc.	243,882	$3,741,150
Temple-Inland, Inc.	120,726	1,982,321
Terra Industries, Inc.	113,105	3,921,350
Valspar Corp.	114,287	3,144,035

		50,587,109
Communications - 4.48%
3Com Corp. *	443,269	2,318,297
ADC Telecommunications, Inc. *	109,523	913,422
ADTRAN, Inc.	63,339	1,554,972
Avocent Corp. *	50,272	1,019,013
Cincinnati Bell, Inc. *	240,251	840,879
CommScope, Inc. *	106,098	3,175,513
Digital River, Inc. *	43,723	1,762,911
Equinix, Inc. *	43,765	4,026,380
F5 Networks, Inc. *	89,237	3,536,462
Harte-Hanks, Inc.	43,233	597,912
John Wiley & Sons, Inc., Class A	48,314	1,680,361
Lamar Advertising Company, Class A * (a)	60,319	1,655,153
NeuStar, Inc., Class A *	84,267	1,904,434
Plantronics, Inc.	55,413	1,485,623
Polycom, Inc. *	95,282	2,548,794
Priceline.com, Inc. *	47,914	7,945,100
RF Micro Devices, Inc. *	302,764	1,644,009
Syniverse Holdings, Inc. *	77,936	1,363,880
Telephone & Data Systems, Inc.	107,575	3,335,901
ValueClick, Inc. *	98,786	1,302,987

		44,612,003
Consumer, Cyclical - 13.55%
99 Cents Only Stores *	51,228	689,017
Advance Auto Parts, Inc.	108,189	4,249,664
Aeropostale, Inc. *	76,140	3,309,806
Airtran Holdings, Inc. * (a)	136,186	851,162
Alaska Air Group, Inc. *	39,804	1,066,349
American Eagle Outfitters, Inc.	235,056	3,963,044
AnnTaylor Stores Corp. *	66,560	1,057,638
Barnes & Noble, Inc. (a)	44,717	993,612
BJ's Wholesale Club, Inc. * (a)	62,917	2,278,854
Bob Evans Farms, Inc.	35,129	1,020,849
BorgWarner, Inc. (a)	132,225	4,001,128
Boyd Gaming Corp. * (a)	62,464	682,732
Brinker International, Inc.	115,777	1,821,172
Callaway Golf Company	73,083	556,162
CarMax, Inc. *	249,699	5,218,709
Chico's FAS, Inc. *	201,594	2,620,722
Chipotle Mexican Grill, Inc., Class A * (a)	35,863	3,480,504
Coldwater Creek, Inc. *	65,304	535,493
Collective Brands, Inc. *	72,607	1,258,279
Copart, Inc. * (a)	76,281	2,533,292
Dick's Sporting Goods, Inc. *	99,563	2,230,211
Dollar Tree, Inc. *	101,323	4,932,404
DreamWorks Animation SKG, Inc., Class A *	85,509	3,041,555
Foot Locker, Inc.	177,294	2,118,663
Guess?, Inc.	65,795	2,437,047
Hanesbrands, Inc. *	107,386	2,298,060
Herman Miller, Inc.	63,344	1,071,147

The accompanying notes are an integral part of the financial statements.
270

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
HNI Corp. (a)	50,991	$1,203,388
Ingram Micro, Inc., Class A *	184,791	3,113,728
International Speedway Corp., Class A	34,797	959,353
J. Crew Group, Inc. *	63,086	2,259,741
JetBlue Airways Corp. * (a)	242,998	1,453,128
Life Time Fitness, Inc. * (a)	46,773	1,311,983
LKQ Corp. *	159,550	2,958,057
M.D.C. Holdings, Inc.	42,586	1,479,438
Marvel Entertainment, Inc. *	55,162	2,737,138
Mohawk Industries, Inc. *	63,622	3,034,133
MSC Industrial Direct Company, Inc., Class A (a)	49,670	2,164,619
NVR, Inc. *	6,585	4,197,081
Oshkosh Corp.	101,326	3,134,013
Owens & Minor, Inc.	47,353	2,142,723
Panera Bread Company, Class A *	35,364	1,945,020
PetSmart, Inc.	141,710	3,082,192
Phillips-Van Heusen Corp.	58,537	2,504,798
Regis Corp.	64,726	1,003,253
Ross Stores, Inc.	141,793	6,773,452
Ryland Group, Inc.	49,652	1,046,168
Saks, Inc. * (a)	163,807	1,117,164
Scholastic Corp.	28,874	702,793
Scientific Games Corp., Class A *	73,585	1,164,851
Tech Data Corp. *	56,987	2,371,229
The Cheesecake Factory, Inc. *	68,184	1,262,768
Thor Industries, Inc.	40,218	1,244,747
Timberland Company, Class A *	50,859	707,957
Toll Brothers, Inc. *	155,420	3,036,907
Under Armour, Inc., Class A * (a)	42,495	1,182,636
Urban Outfitters, Inc. *	146,896	4,431,852
Warnaco Group, Inc. *	51,486	2,258,176
Wendy's/Arby's Group, Inc.	416,363	1,969,397
Williams-Sonoma, Inc. (a)	119,840	2,424,363
WMS Industries, Inc. *	51,498	2,294,751

		134,990,272
Consumer, Non-cyclical - 20.43%
Aaron, Inc., Class B	61,484	1,623,178
Affymetrix, Inc. *	80,044	702,786
Alberto-Culver Company	96,789	2,679,119
Alliance Data Systems Corp. * (a)	60,235	3,679,154
American Greetings Corp., Class A	44,682	996,409
Beckman Coulter, Inc.	77,699	5,356,569
Bio-Rad Laboratories, Inc., Class A *	21,757	1,999,033
Blyth, Inc.	6,762	261,892
Career Education Corp. *	78,187	1,906,199
Charles River Laboratories International, Inc. *	74,689	2,761,999
Church & Dwight, Inc.	79,687	4,521,440
Community Health Systems, Inc. * (a)	105,106	3,356,035
Corinthian Colleges, Inc. *	98,742	1,832,652
Corn Products International, Inc.	84,606	2,412,963
Corporate Executive Board Company	38,684	963,232
Corrections Corp. of America *	130,569	2,957,388
Covance, Inc. *	72,512	3,926,525
Deluxe Corp.	57,963	991,167
Edwards Lifesciences Corp. *	63,950	4,470,744
Endo Pharmaceutical Holdings, Inc. *	132,820	3,005,717

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Flowers Foods, Inc.	87,826	$2,308,946
Fossil, Inc. *	54,406	1,547,851
FTI Consulting, Inc. *	58,631	2,498,267
Gartner Group, Inc., Class A *	67,751	1,237,811
Gen-Probe, Inc. *	57,056	2,364,401
Global Payments, Inc.	91,285	4,263,009
Hansen Natural Corp. *	82,182	3,019,367
Health Management Associates, Inc., Class A *	279,557	2,093,882
Health Net, Inc. *	117,717	1,812,842
Henry Schein, Inc. * (a)	102,227	5,613,285
Hewitt Associates, Inc., Class A *	93,888	3,420,340
Hill-Rom Holdings, Inc. (a)	70,986	1,546,075
Hologic, Inc. *	290,887	4,753,094
IDEXX Laboratories, Inc. * (a)	66,419	3,320,950
Immucor, Inc. *	79,894	1,414,124
Informatica Corp. *	100,160	2,261,613
ITT Educational Services, Inc. * (a)	35,903	3,964,050
Kelly Services, Inc., Class A	30,098	370,205
Kindred Healthcare, Inc. *	44,242	718,048
Kinetic Concepts, Inc. * (a)	70,076	2,591,410
Korn/Ferry International *	51,758	755,149
Lender Processing Services, Inc.	108,969	4,159,347
LifePoint Hospitals, Inc. * (a)	62,097	1,680,345
Lincare Holdings, Inc. *	76,918	2,403,687
Manpower, Inc.	88,846	5,038,457
Masimo Corp. *	58,775	1,539,905
Medicis Pharmaceutical Corp., Class A	65,133	1,390,590
MPS Group, Inc. *	105,576	1,110,659
Navigant Consulting Company *	54,900	741,150
NBTY, Inc. *	70,133	2,775,864
Netflix, Inc. * (a)	51,413	2,373,738
Omnicare, Inc.	135,289	3,046,708
OSI Pharmaceuticals, Inc. *	65,771	2,321,716
PepsiAmericas, Inc.	63,509	1,813,817
Perrigo Company	89,912	3,056,109
Pharmaceutical Product Development, Inc.	133,925	2,938,314
Psychiatric Solutions, Inc. *	63,757	1,706,137
Ralcorp Holdings, Inc. *	64,164	3,751,669
Rent-A-Center, Inc. *	74,856	1,413,281
ResMed, Inc. *	85,628	3,870,386
Rollins, Inc.	49,458	932,283
Ruddick Corp.	46,205	1,229,977
SAIC, Inc. *	237,784	4,170,731
Sepracor, Inc. *	125,802	2,880,866
Service Corp. International	284,508	1,994,401
Smithfield Foods, Inc. * (a)	159,282	2,198,092
Sotheby's (a)	75,822	1,306,413
STERIS Corp.	66,422	2,022,550
Strayer Education, Inc. (a)	15,861	3,452,622
Techne Corp.	42,216	2,640,611
The Scotts Miracle-Gro Company, Class A	50,679	2,176,663
Thoratec Corp. *	64,131	1,941,245
Tootsie Roll Industries, Inc. (a)	29,848	709,785
Tupperware Brands Corp.	71,381	2,849,530
United Rentals, Inc. *	68,154	701,986
United Therapeutics Corp. *	53,028	2,597,842

The accompanying notes are an integral part of the financial statements.
271

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Universal Corp.	28,132	$1,176,480
Universal Health Services, Inc., Class B	55,647	3,446,219
Valeant Pharmaceuticals International * (a)	76,419	2,144,317
VCA Antech, Inc. *	96,254	2,588,270
Vertex Pharmaceuticals, Inc. *	204,773	7,760,897
Watson Wyatt Worldwide, Inc., Class A	48,375	2,107,215
WellCare Health Plans, Inc. *	47,849	1,179,478

		203,619,272
Energy - 6.76%
Arch Coal, Inc.	184,157	4,075,394
Bill Barrett Corp. *	43,794	1,436,005
Cimarex Energy Company	94,534	4,095,213
Comstock Resources, Inc. *	52,843	2,117,947
Encore Aquisition Company *	62,969	2,355,041
Exterran Holdings, Inc. * (a)	70,825	1,681,386
Forest Oil Corp. *	127,227	2,489,832
Frontier Oil Corp.	118,636	1,651,413
Helix Energy Solutions Group, Inc. *	103,160	1,545,337
Helmerich & Payne, Inc. (a)	119,531	4,725,060
Mariner Energy, Inc. *	115,440	1,636,939
National Fuel Gas Company	90,943	4,166,099
Newfield Exploration Company *	150,365	6,399,534
Oceaneering International, Inc. *	62,190	3,529,283
Patriot Coal Corp. * (a)	84,969	999,235
Patterson-UTI Energy, Inc.	174,118	2,629,182
Plains Exploration & Production Company *	157,842	4,365,910
Pride International, Inc. *	196,772	5,989,740
Quicksilver Resources, Inc. * (a)	134,251	1,905,022
Southern Union Company	140,616	2,923,407
Superior Energy Services, Inc. *	88,622	1,995,767
Tidewater, Inc. (a)	58,604	2,759,662
Unit Corp. * (a)	45,780	1,888,425

		67,360,833
Financial - 17.71%
Affiliated Managers Group, Inc. * (a)	47,242	3,071,202
Alexandria Real Estate Equities, Inc., REIT (a)	49,093	2,668,205
AMB Property Corp., REIT	165,769	3,804,399
American Financial Group, Inc.	89,453	2,281,051
AmeriCredit Corp. * (a)	108,770	1,717,478
Apollo Investment Corp.	185,557	1,772,069
Arthur J. Gallagher & Company	114,708	2,795,434
Associated Banc Corp. (a)	144,930	1,655,101
Astoria Financial Corp.	92,400	1,020,096
BancorpSouth, Inc. (a)	83,195	2,030,790
Bank of Hawaii Corp.	54,274	2,254,542
BRE Properties, Inc., Class A, REIT	59,873	1,874,025
Broadridge Financial Solutions, Inc.	157,891	3,173,609
Brown & Brown, Inc.	133,100	2,550,196
Camden Property Trust, REIT	72,681	2,929,044
Cathay General Bancorp	56,193	454,601
City National Corp. (a)	49,007	1,907,842
Commerce Bancshares, Inc.	78,800	2,934,512
Corporate Office Properties Trust, REIT	65,760	2,425,229
Cousins Properties, Inc., REIT (a)	106,040	878,011
Cullen Frost Bankers, Inc.	67,647	3,493,291

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Duke Realty Corp., REIT	253,864	$3,048,907
Eaton Vance Corp.	133,139	3,726,561
Equity One, Inc., REIT (a)	37,183	582,658
Essex Property Trust, Inc., REIT	31,958	2,543,218
Everest Re Group, Ltd.	68,977	6,049,283
Federal Realty Investment Trust, REIT	69,340	4,255,396
Fidelity National Financial, Inc., Class A	261,408	3,942,033
First American Corp.	105,828	3,425,652
First Niagara Financial Group, Inc.	169,795	2,093,572
FirstMerit Corp.	97,352	1,852,609
Fulton Financial Corp.	199,535	1,468,578
Hanover Insurance Group, Inc.	57,649	2,382,633
HCC Insurance Holdings, Inc.	127,289	3,481,354
Highwoods Properties, Inc., REIT	80,319	2,526,032
Horace Mann Educators Corp.	44,406	620,352
Hospitality Properties Trust, REIT	138,429	2,819,799
International Bancshares Corp. (a)	58,754	958,278
Jefferies Group, Inc. * (a)	138,866	3,781,321
Jones Lang LaSalle, Inc.	47,351	2,243,017
Liberty Property Trust, REIT	126,554	4,116,802
Mack-Cali Realty Corp., REIT	88,792	2,870,645
Mercury General Corp.	40,353	1,459,971
Nationwide Health Properties, Inc., REIT	120,995	3,749,635
New York Community Bancorp, Inc. (a)	396,678	4,530,063
NewAlliance Bancshares, Inc.	121,042	1,295,149
Old Republic International Corp.	272,699	3,321,474
OMEGA Healthcare Investors, Inc., REIT	94,379	1,511,952
PacWest Bancorp (a)	31,015	590,836
Protective Life Corp.	97,003	2,077,804
Raymond James Financial, Inc. (a)	111,972	2,606,708
Realty Income Corp., REIT (a)	118,201	3,031,856
Regency Centers Corp., REIT	91,008	3,371,846
Reinsurance Group of America, Inc.	82,489	3,679,009
SEI Investments Company	147,249	2,897,860
SL Green Realty Corp., REIT (a)	87,090	3,818,896
Stancorp Financial Group, Inc.	55,718	2,249,336
SVB Financial Group * (a)	37,601	1,626,995
Synovus Financial Corp.	543,348	2,037,555
TCF Financial Corp. (a)	126,643	1,651,425
The Macerich Company, REIT (a)	91,614	2,778,653
Trustmark Corp. (a)	57,929	1,103,547
UDR, Inc., REIT	170,653	2,686,078
Unitrin, Inc.	56,576	1,102,666
Valley National Bancorp (a)	162,097	1,992,172
W.R. Berkley Corp.	152,414	3,853,026
Waddell & Reed Financial, Inc., Class A	97,337	2,769,238
Washington Federal, Inc.	123,603	2,083,947
Webster Financial Corp.	72,677	906,282
Weingarten Realty Investors, REIT	118,126	2,353,070
WestAmerica Bancorp (a)	33,111	1,721,772
Wilmington Trust Corp.	78,558	1,115,524

		176,453,772
Industrial - 16.54%
Aecom Technology Corp. *	125,045	3,393,721
AGCO Corp. *	104,790	2,895,348
Alexander & Baldwin, Inc.	46,520	1,492,827

The accompanying notes are an integral part of the financial statements.
272

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Alliant Techsystems, Inc. *	37,317	$2,905,128
AMETEK, Inc.	121,869	4,254,447
AptarGroup, Inc.	76,724	2,866,409
Arrow Electronics, Inc. *	135,599	3,817,112
Avnet, Inc. *	171,249	4,447,337
BE Aerospace, Inc. *	114,652	2,309,091
Brinks Company	51,657	1,390,090
Brink's Home Security Holdings, Inc. *	51,878	1,597,324
Bucyrus International, Inc., Class A	85,160	3,033,399
Carlisle Companies, Inc.	69,424	2,354,168
Clean Harbors, Inc. *	25,840	1,453,758
Commercial Metals Company	127,551	2,283,163
Con-way, Inc.	55,566	2,129,289
Crane Company	53,024	1,368,549
Donaldson Company, Inc.	87,476	3,029,294
Dycom Industries, Inc. *	44,206	543,734
Energizer Holdings, Inc. *	78,669	5,218,901
Federal Signal Corp.	55,259	397,312
GATX Corp.	52,140	1,457,313
Gentex Corp.	156,130	2,209,239
Graco, Inc. (a)	67,922	1,892,986
Granite Construction, Inc. (a)	38,137	1,179,959
Greif, Inc., Class A	38,774	2,134,509
Harsco Corp.	91,035	3,223,549
Hubbell, Inc., Class B	63,926	2,684,892
IDEX Corp.	91,486	2,557,034
Itron, Inc. * (a)	45,332	2,907,594
J.B. Hunt Transport Services, Inc.	99,206	3,187,489
Joy Global, Inc.	115,980	5,676,061
Kansas City Southern *	107,537	2,848,655
KBR, Inc.	181,820	4,234,588
Kennametal, Inc.	92,143	2,267,639
Kirby Corp. *	60,958	2,244,474
Lancaster Colony Corp.	21,978	1,126,812
Landstar Systems, Inc.	58,162	2,213,646
Lennox International, Inc.	55,037	1,987,936
Lincoln Electric Holdings, Inc.	48,200	2,287,090
Martin Marietta Materials, Inc. (a)	50,483	4,647,970
Matthews International Corp., Class A	34,390	1,216,718
Mettler-Toledo International, Inc. *	38,206	3,461,082
Mine Safety Appliances Company	34,241	941,970
National Instruments Corp.	64,231	1,774,702
Nordson Corp.	38,081	2,135,963
Overseas Shipholding Group, Inc.	26,493	990,043
Packaging Corp. of America	116,677	2,380,211
Pentair, Inc.	111,439	3,289,679
Roper Industries, Inc.	102,947	5,248,238
Shaw Group, Inc. *	94,728	3,039,821
Sonoco Products Company	113,227	3,118,272
SPX Corp.	55,633	3,408,634
Teleflex, Inc.	45,025	2,175,158
Terex Corp. *	122,416	2,537,684
Timken Company	89,988	2,108,419
Trinity Industries, Inc. (a)	89,861	1,544,711
URS Corp. *	95,567	4,171,500
Valmont Industries, Inc.	22,626	1,927,283

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Varian, Inc. *	32,762	$1,672,828
Vishay Intertechnology, Inc. *	211,548	1,671,229
Wabtec Corp.	53,908	2,023,167
Waste Connections, Inc. *	90,798	2,620,430
Werner Enterprises, Inc.	49,603	924,104
Woodward Governor Company	63,904	1,550,311
Worthington Industries, Inc.	69,031	959,531
Zebra Technologies Corp., Class A *	66,976	1,736,688

		164,778,212
Technology - 8.11%
ACI Worldwide, Inc. *	38,562	583,443
Acxiom Corp. *	89,429	845,998
Advent Software, Inc. * (a)	17,626	709,447
ANSYS, Inc. *	99,841	3,741,042
Atmel Corp. *	511,340	2,142,515
Cadence Design Systems, Inc. *	301,956	2,216,357
Cerner Corp. * (a)	76,241	5,702,827
Cree, Inc. *	114,219	4,197,548
Diebold, Inc.	75,101	2,473,076
DST Systems, Inc. *	44,524	1,994,675
FactSet Research Systems, Inc. (a)	47,565	3,150,706
Fair Isaac Corp.	55,376	1,190,030
Fairchild Semiconductor International, Inc. *	140,449	1,436,793
Imation Corp.	34,080	315,922
Integrated Device Technology, Inc. *	187,672	1,268,663
International Rectifier Corp. *	80,721	1,573,252
Intersil Corp., Class A	138,620	2,122,272
Jack Henry & Associates, Inc.	95,433	2,239,813
Lam Research Corp. *	143,540	4,903,326
ManTech International Corp. *	25,025	1,180,179
Mentor Graphics Corp. *	111,246	1,035,700
Metavante Technologies, Inc. *	102,076	3,519,580
MICROS Systems, Inc. *	90,649	2,736,693
NCR Corp. *	180,109	2,489,106
Palm, Inc. * (a)	186,699	3,254,164
Parametric Technology Corp. *	131,688	1,819,928
Quest Software, Inc. *	68,992	1,162,515
Rovi Corp. *	115,263	3,872,837
Semtech Corp. *	69,641	1,184,593
Silicon Laboratories, Inc. *	50,844	2,357,128
SRA International, Inc., Class A *	48,450	1,046,036
Sybase, Inc. *	91,742	3,568,764
Synopsys, Inc. *	165,195	3,703,672
Thomas & Betts Corp. *	59,908	1,802,033
Trimble Navigation, Ltd. *	135,798	3,246,930

		80,787,563
Utilities - 5.53%
AGL Resources, Inc.	87,594	3,089,440
Alliant Energy Corp.	125,390	3,492,112
Aqua America, Inc. (a)	154,060	2,717,618
Black Hills Corp.	44,027	1,108,160
Cleco Corp.	68,549	1,719,209
DPL, Inc. (a)	131,453	3,430,923
Energen Corp.	81,285	3,503,384
Great Plains Energy, Inc.	153,232	2,750,514

The accompanying notes are an integral part of the financial statements.
273

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Hawaiian Electric Industries, Inc. (a)	103,779	$1,880,476
IDACORP, Inc.	53,555	1,541,848
MDU Resources Group, Inc.	208,643	4,350,207
NSTAR	121,064	3,852,256
NV Energy, Inc.	265,934	3,082,175
OGE Energy Corp.	109,454	3,620,738
ONEOK, Inc.	119,462	4,374,698
PNM Resources, Inc.	98,242	1,147,467
UGI Corp.	122,887	3,079,548
Vectren Corp.	91,915	2,117,722
Westar Energy, Inc.	123,388	2,407,300
WGL Holdings, Inc.	56,834	1,883,479

		55,149,274

TOTAL COMMON STOCKS (Cost $1,020,159,488)		$978,338,310

WARRANTS - 0.00%

Consumer, Cyclical - 0.00%
Krispy Kreme Doughnuts, Inc.
(Expiration date 03/02/2012; strike
price $12.21) *	935	56

TOTAL WARRANTS (Cost $0)		$56

SECURITIES LENDING COLLATERAL - 12.53%

Securities Lending Collateral - 12.53%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	12,475,611	124,880,865

TOTAL SECURITIES LENDING COLLATERAL
(Cost $124,890,299)		$124,880,865

REPURCHASE AGREEMENTS - 1.49%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$14,825,004 on 10/01/2009,
collateralized by $15,050,000 U.S.
Treasury Notes, 0.875% due
01/31/2011 (valued at
$15,125,250, including interest)	$14,825,000	$14,825,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,825,000)		$14,825,000

Total Investments (Mid Cap Index Trust)
(Cost $1,159,874,787) - 112.21%		$1,118,044,231
Other assets and liabilities, net - (12.21)%		(121,681,151)

TOTAL NET ASSETS - 100.00%		$996,363,080

Mid Cap Intersection Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 103.03%

Basic Materials - 3.22%
FMC Corp.	2,895	$162,844
Intrepid Potash, Inc. *	3,420	80,678

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Lubrizol Corp.	1,145	$81,821
Reliance Steel & Aluminum Company	2,300	97,888
Terra Industries, Inc.	2,670	92,569

		515,800
Communications - 6.40%
3Com Corp. *	17,070	89,276
Atheros Communications, Inc. *	2,350	62,346
Avocent Corp. *	5,210	105,607
CenturyTel, Inc.	3,730	125,328
Equinix, Inc. *	1,400	128,800
F5 Networks, Inc. *	1,870	74,108
InterDigital, Inc. *	1,720	39,835
NeuStar, Inc., Class A *	6,245	141,137
Priceline.com, Inc. *	450	74,619
Rackspace Hosting, Inc. *	1,400	23,884
Starent Networks Corp. *	2,450	62,279
ValueClick, Inc. *	3,100	40,889
VeriSign, Inc. *	2,400	56,856

		1,024,964
Consumer, Cyclical - 13.63%
Advance Auto Parts, Inc.	2,080	81,702
American Eagle Outfitters, Inc.	5,274	88,920
Big Lots, Inc. *	5,985	149,745
BJ's Wholesale Club, Inc. *	4,725	171,139
BorgWarner, Inc.	3,400	102,884
Brinker International, Inc.	1,900	29,887
Carter's, Inc. *	3,100	82,770
Dollar Tree, Inc. *	850	41,378
Foot Locker, Inc.	6,000	71,700
Guess?, Inc.	1,260	46,670
Ingram Micro, Inc., Class A *	5,466	92,102
Nu Skin Enterprises, Inc., Class A	4,120	76,344
Office Depot, Inc. *	14,200	94,004
OfficeMax, Inc. *	8,090	101,772
Oshkosh Corp.	5,550	171,662
Penske Auto Group, Inc. (a)	4,700	90,146
Ross Stores, Inc.	5,685	271,572
Tempur-Pedic International, Inc. *	5,430	102,844
TRW Automotive Holdings Corp. *	3,800	63,650
Urban Outfitters, Inc. *	4,280	129,128
Warnaco Group, Inc. *	1,960	85,966
Wesco International, Inc. *	1,260	36,288

		2,182,273
Consumer, Non-cyclical - 22.02%
Alkermes, Inc. *	5,430	49,902
Alliance Data Systems Corp. * (a)	2,910	177,743
American Public Education, Inc. *	1,610	55,931
AmerisourceBergen Corp.	5,300	118,614
Beckman Coulter, Inc.	3,485	240,256
Bio-Rad Laboratories, Inc., Class A *	300	27,564
Cephalon, Inc. *	1,337	77,867
Community Health Systems, Inc. * (a)	1,840	58,751
Coventry Health Care, Inc. *	2,280	45,509
Cubist Pharmaceuticals, Inc. *	6,985	141,097
Deluxe Corp.	3,200	54,720

The accompanying notes are an integral part of the financial statements.
274

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Forest Laboratories, Inc. *	1,200	$35,328
Hansen Natural Corp. *	2,080	76,419
Health Net, Inc. *	4,820	74,228
Hormel Foods Corp.	2,368	84,111
Hospira, Inc. *	1,100	49,060
Humana, Inc. *	3,040	113,392
Inverness Medical Innovations, Inc. *	1,600	61,968
ITT Educational Services, Inc. * (a)	2,492	275,142
LifePoint Hospitals, Inc. *	2,696	72,954
Manpower, Inc.	3,704	210,054
Mylan, Inc. * (a)	3,245	51,952
Netflix, Inc. *	2,572	118,749
OSI Pharmaceuticals, Inc. *	2,700	95,310
Perrigo Company	1,350	45,887
PHH Corp. * (a)	1,810	35,910
Pre-Paid Legal Services, Inc. *	720	36,576
Quanta Services, Inc. *	3,680	81,438
R.R. Donnelley & Sons Company	2,700	57,402
Ralcorp Holdings, Inc. *	1,360	79,519
Rent-A-Center, Inc. *	3,540	66,835
ResMed, Inc. *	1,720	77,744
Smithfield Foods, Inc. * (a)	9,400	129,720
The Scotts Miracle-Gro Company, Class A	1,920	82,464
Universal Corp.	3,080	128,806
Vertex Pharmaceuticals, Inc. *	2,200	83,380
Watson Pharmaceuticals, Inc. *	3,650	133,736
Watson Wyatt Worldwide, Inc., Class A	2,730	118,919

		3,524,957
Energy - 8.29%
Arch Coal, Inc.	2,370	52,448
Cimarex Energy Company	2,478	107,347
Comstock Resources, Inc. *	2,760	110,621
Denbury Resources, Inc. *	5,620	85,031
Dresser-Rand Group, Inc. *	3,800	118,066
Encore Aquisition Company *	2,200	82,280
Helmerich & Payne, Inc. (a)	2,270	89,733
Nabors Industries, Ltd. *	8,300	173,470
Oceaneering International, Inc. *	1,010	57,317
Tidewater, Inc.	1,690	79,582
Ultra Petroleum Corp. *	2,220	108,691
Unit Corp. * (a)	2,830	116,738
Walter Energy, Inc.	1,360	81,682
Whiting Petroleum Corp. *	1,100	63,338

		1,326,344
Financial - 20.60%
Affiliated Managers Group, Inc. *	1,000	65,010
Alexander's, Inc., REIT *	300	88,764
Allied World Assurance Holdings, Ltd.	2,290	109,760
Ameriprise Financial, Inc.	4,505	163,667
Annaly Capital Management, Inc., REIT	5,890	106,845
Anworth Mortgage Asset Corp., REIT	5,600	44,128
Axis Capital Holdings, Ltd.	3,800	114,684
Broadridge Financial Solutions, Inc.	4,100	82,410
Camden Property Trust, REIT	4,000	161,200
Capstead Mortage Corp., REIT	3,005	41,800

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Comerica, Inc.	3,435	$101,916
Discover Financial Services	9,050	146,881
Douglas Emmett, Inc., REIT	5,145	63,181
Everest Re Group, Ltd.	2,635	231,089
First Citizens Bancshares, Inc.	400	63,640
Forest City Enterprises, Inc., Class A	7,500	100,275
Genworth Financial, Inc., Class A	9,300	111,135
Hartford Financial Services Group, Inc.	4,200	111,300
Hatteras Financial Corp., REIT	2,755	82,595
Huntington Bancshares, Inc.	39,700	186,987
International Bancshares Corp. (a)	10,780	175,822
Kimco Realty Corp., REIT	1,700	22,168
Liberty Property Trust, REIT	2,850	92,710
Mack-Cali Realty Corp., REIT	3,700	119,621
MFA Mortgage Investments, Inc., REIT	9,475	75,421
NASDAQ OMX Group, Inc. *	2,900	61,045
Platinum Underwriters Holdings, Ltd.	1,900	68,096
Reinsurance Group of America, Inc.	1,960	87,416
Stancorp Financial Group, Inc.	1,020	41,177
Transatlantic Holdings, Inc.	1,700	85,289
UDR, Inc., REIT	5,310	83,579
Unum Group	6,645	142,469
Waddell & Reed Financial, Inc., Class A	2,300	65,435

		3,297,515
Industrial - 14.55%
A123 Systems, Inc. *	400	8,528
AGCO Corp. *	3,510	96,981
Alliant Techsystems, Inc. *	1,300	101,205
Avnet, Inc. *	4,200	109,074
Brinks Company	4,300	115,713
Dolby Laboratories, Inc., Class A *	1,250	47,737
Dover Corp.	5,240	203,102
Eagle Materials, Inc.	1,100	31,438
EMCOR Group, Inc. *	3,640	92,165
Enersys *	2,180	48,222
Flowserve Corp.	1,220	120,219
Fluor Corp.	640	32,544
Granite Construction, Inc.	1,810	56,001
Harsco Corp.	2,420	85,692
J.B. Hunt Transport Services, Inc.	4,390	141,051
Jacobs Engineering Group, Inc. *	630	28,948
Joy Global, Inc.	3,160	154,650
KBR, Inc.	5,140	119,711
Lennox International, Inc.	1,010	36,481
Nalco Holding Company	2,300	47,127
Overseas Shipholding Group, Inc.	2,180	81,467
Parker-Hannifin Corp.	1,720	89,165
Precision Castparts Corp. (a)	1,370	139,562
Shaw Group, Inc. *	1,520	48,777
Sonoco Products Company	3,800	104,652
SPX Corp.	980	60,045
URS Corp. *	1,610	70,277
Werner Enterprises, Inc.	3,140	58,498

		2,329,032

The accompanying notes are an integral part of the financial statements.
275

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology - 6.60%
Acxiom Corp. *	3,600	$34,056
BMC Software, Inc. *	2,045	76,749
Cadence Design Systems, Inc. *	11,600	85,144
Lam Research Corp. *	3,830	130,833
NetApp, Inc. *	3,720	99,250
ON Semiconductor Corp. *	7,800	64,350
Palm, Inc. * (a)	2,990	52,116
Quest Software, Inc. *	7,070	119,129
Red Hat, Inc. *	2,980	82,367
Riverbed Technology, Inc. * (a)	2,560	56,217
Sybase, Inc. *	1,691	65,780
Synopsys, Inc. *	4,490	100,666
Thomas & Betts Corp. *	1,290	38,803
Western Digital Corp. *	1,400	51,142

		1,056,602
Utilities - 7.72%
Alliant Energy Corp.	1,240	34,534
Atmos Energy Corp. (a)	1,040	29,307
CenterPoint Energy, Inc.	7,530	93,598
DPL, Inc.	3,640	95,004
El Paso Electric Company *	2,720	48,062
Energen Corp.	3,780	162,918
MDU Resources Group, Inc.	5,704	118,929
Northeast Utilities	1,570	37,272
NRG Energy, Inc. *	600	16,914
NV Energy, Inc.	4,000	46,360
OGE Energy Corp.	5,740	189,879
UGI Corp.	9,540	239,072
Unisource Energy Corp.	2,150	66,113
Westar Energy, Inc.	2,940	57,359

		1,235,321

TOTAL COMMON STOCKS (Cost $14,447,282)		$16,492,808

SECURITIES LENDING COLLATERAL - 7.35%

Securities Lending Collateral - 7.35%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	117,542	1,176,596

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,176,623)	$ 1,176,596

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.25%
JPMorgan Chase & Company
Tri-Party Repurchase Agreement
dated 09/30/2009 at 0.07% to be
repurchased at $200,000 on
10/01/2009, collateralized by
$407,837 Federal National
Mortgage Association, 6.50% due
04/01/2029 (valued at $206,006,
including interest)	$200,000	$200,000

TOTAL REPURCHASE AGREEMENTS
(Cost $200,000)		$200,000

Total Investments (Mid Cap Intersection Trust)
(Cost $15,823,905) - 111.63%		$17,869,404
Other assets and liabilities, net - (11.63)%		(1,861,894)

TOTAL NET ASSETS - 100.00%		$16,007,510

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.34%

Basic Materials - 0.45%
Agnico Eagle Mines, Ltd.	48,400	$3,283,940

Communications - 10.14%
Ctrip.com International, Ltd., ADR *	106,200	6,243,498
Equinix, Inc. *	106,100	9,761,200
Focus Media Holding, Ltd., ADR * (a)	627,200	6,924,288
Juniper Networks, Inc. *	257,800	6,965,756
McAfee, Inc. *	167,200	7,321,688
NeuStar, Inc., Class A *	375,300	8,481,780
Polycom, Inc. *	222,779	5,959,338
Rackspace Hosting, Inc. * (a)	232,600	3,968,156
RF Micro Devices, Inc. *	1,768,900	9,605,127
Starent Networks Corp. * (a)	375,900	9,555,378

		74,786,209
Consumer, Cyclical - 24.94%
Advance Auto Parts, Inc.	224,900	8,834,072
Aeropostale, Inc. *	205,500	8,933,085
Best Buy Company, Inc.	304,700	11,432,344
Big Lots, Inc. *	292,555	7,319,726
Coach, Inc.	228,700	7,528,804
DreamWorks Animation SKG, Inc., Class A *	258,761	9,204,129
Hanesbrands, Inc. *	724,100	15,495,740
Huabao International Holdings, Ltd.	7,030,000	7,533,191
Kohl's Corp. *	158,700	9,053,835
Life Time Fitness, Inc. * (a)	104,560	2,932,908
MGM Mirage, Inc. * (a)	771,040	9,283,322
MRV Engenharia e Participacoes SA	503,200	9,657,259
Pool Corp. (a)	370,423	8,230,799
Staples, Inc. (a)	392,300	9,109,206
Tam SA *	496,000	6,403,360
Tempur-Pedic International, Inc. *	488,850	9,258,819
The Cheesecake Factory, Inc. *	433,900	8,035,828
The Gap, Inc.	462,000	9,886,800
Urban Outfitters, Inc. *	350,500	10,574,585

The accompanying notes are an integral part of the financial statements.
276

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
US Airways Group, Inc. *	1,187,700	$5,582,190
Warnaco Group, Inc. *	219,200	9,614,112

		183,904,114
Consumer, Non-cyclical - 25.63%
Alkermes, Inc. *	293,699	2,699,094
Amylin Pharmaceuticals, Inc. * (a)	283,833	3,885,674
Auxilium Pharmaceuticals, Inc. *	190,800	6,527,268
Beckman Coulter, Inc.	80,900	5,577,246
Cephalon, Inc. * (a)	93,883	5,467,746
Coca-Cola Enterprises, Inc.	341,600	7,313,656
Corinthian Colleges, Inc. *	667,000	12,379,520
Corrections Corp. of America *	442,900	10,031,685
Daiichi Sankyo Company, Ltd.	373,300	7,701,106
Dr Pepper Snapple Group, Inc. *	252,100	7,247,875
Edwards Lifesciences Corp. *	136,300	9,528,733
Elan Corp. PLC, SADR *	276,300	1,964,493
Estee Lauder Companies, Inc., Class A	94,400	3,500,352
Great American Group, Inc. *	946,800	4,118,580
Green Mountain Coffee Roasters, Inc. * (a)	140,000	10,337,600
Herbalife, Ltd.	333,100	10,905,694
Hologic, Inc. *	442,800	7,235,352
Intuitive Surgical, Inc. *	21,200	5,559,700
ITT Educational Services, Inc. * (a)	64,800	7,154,568
Jarden Corp.	624,304	17,524,213
Localiza Rent A Car SA	1,002,000	10,016,607
Regeneron Pharmaceuticals, Inc. *	22,900	441,970
Seattle Genetics, Inc. *	173,300	2,431,399
St. Jude Medical, Inc. *	144,100	5,621,341
The Scotts Miracle-Gro Company, Class A	203,600	8,744,620
Watson Pharmaceuticals, Inc. *	219,700	8,049,808
Western Union Company	370,485	7,009,576

		188,975,476
Energy - 1.79%
Karoon Gas Australia, Ltd. *	286,363	1,961,714
Smith International, Inc. (a)	186,200	5,343,940
SunPower Corp., Class A * (a)	195,951	5,856,976

		13,162,630
Financial - 5.46%
Ameriprise Financial, Inc.	232,700	8,453,991
BR Malls Participacoes SA *	459,100	5,416,115
Huntington Bancshares, Inc. (a)	1,246,113	5,869,192
Invesco, Ltd.	312,400	7,110,224
Julius Baer Holding AG	210,294	10,528,824
NASDAQ OMX Group, Inc. *	136,900	2,881,745

		40,260,091
Industrial - 15.26%
AMETEK, Inc.	208,500	7,278,735
BE Aerospace, Inc. *	534,400	10,762,816
Brink's Home Security Holdings, Inc. *	219,100	6,746,089
Con-way, Inc.	151,900	5,820,808
Eagle Materials, Inc.	15,901	454,451
Illinois Tool Works, Inc.	161,400	6,893,394
Ingersoll-Rand PLC	351,600	10,783,572
Itron, Inc. *	97,500	6,253,650

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
J.B. Hunt Transport Services, Inc.	211,400	$6,792,282
Lennox International, Inc.	225,000	8,127,000
Masco Corp. (a)	549,200	7,095,664
Mueller Water Products, Inc.	702,400	3,849,152
Pall Corp.	124,800	4,028,544
Parker-Hannifin Corp.	105,500	5,469,120
Pentair, Inc.	245,600	7,250,112
Regal-Beloit Corp.	170,125	7,776,414
SMA Solar Technology AG	69,550	7,130,663

		112,512,466
Technology - 15.67%
Adobe Systems, Inc. *	296,700	9,802,968
BMC Software, Inc. *	294,100	11,037,573
Cypress Semiconductor Corp. *	192,700	1,990,591
Marvell Technology Group, Ltd. *	516,100	8,355,659
Maxim Integrated Products, Inc.	459,200	8,329,888
MEMC Electronic Materials, Inc. *	137,500	2,286,625
NVIDIA Corp. *	445,600	6,697,368
ON Semiconductor Corp. *	821,400	6,776,550
Red Hat, Inc. *	391,400	10,818,296
Riverbed Technology, Inc. * (a)	358,400	7,870,464
SanDisk Corp. *	347,900	7,549,430
Seagate Technology	590,100	8,975,421
Skyworks Solutions, Inc. *	592,100	7,839,404
SXC Health Solutions Corp. *	207,138	9,691,987
Triquint Semiconductor, Inc. *	977,800	7,548,616

		115,570,840

TOTAL COMMON STOCKS (Cost $614,966,149)		$732,455,766

SECURITIES LENDING COLLATERAL - 9.28%

Securities Lending Collateral - 9.28%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	6,836,008	68,428,439

TOTAL SECURITIES LENDING COLLATERAL
(Cost $68,430,348)	$ 68,428,439

REPURCHASE AGREEMENTS - 0.62%
Bank of New York Tri-Party
Repurchase Agreement dated
09/30/2009 at 0.06% to be
repurchased at $4,600,008 on
10/01/2009, collateralized by
$9,665,728 Federal National
Mortgage Association, 5.50% due
03/01/2035 (valued at $4,692,000,
including interest)	$4,600,000	$4,600,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,600,000)		$4,600,000

Total Investments (Mid Cap Stock Trust)
(Cost $687,996,497) - 109.24%		$805,484,205
Other assets and liabilities, net - (9.24)%		(68,151,461)

TOTAL NET ASSETS - 100.00%		$737,332,744

The accompanying notes are an integral part of the financial statements.
277

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.11%

Basic Materials - 8.63%
Eastman Chemical Company	38,033	$2,036,287
Freeport-McMoRan Copper & Gold, Inc.,
Class B	28,020	1,922,452
Lubrizol Corp.	25,766	1,841,238
Nucor Corp.	23,457	1,102,714
PPG Industries, Inc. (a)	27,812	1,618,937
Rayonier, Inc.	27,963	1,143,966
Steel Dynamics, Inc.	30,797	472,426
United States Steel Corp. (a)	22,539	1,000,055

		11,138,075
Communications - 4.48%
CenturyTel, Inc.	50,928	1,711,181
McAfee, Inc. *	39,818	1,743,630
Qwest Communications International, Inc. (a)	365,614	1,392,989
Windstream Corp.	92,658	938,626

		5,786,426
Consumer, Cyclical - 12.03%
Abercrombie & Fitch Company, Class A	13,269	436,285
AMR Corp. * (a)	54,558	433,736
Bed Bath & Beyond, Inc. * (a)	15,895	596,698
Continental Airlines, Inc., Class B *	33,291	547,304
D.R. Horton, Inc.	45,488	519,018
Delta Air Lines, Inc. *	91,060	815,898
Family Dollar Stores, Inc.	23,290	614,856
Ford Motor Company *	39,548	285,141
Genuine Parts Company	14,965	569,568
Goodyear Tire & Rubber Company *	56,549	963,030
Hasbro, Inc.	22,068	612,387
KB Home (a)	22,406	372,164
Macy's, Inc.	76,138	1,392,564
Mohawk Industries, Inc. *	17,314	825,705
National Cinemedia, Inc.	66,224	1,123,821
Pulte Homes, Inc. *	58,161	639,189
Regal Entertainment Group, Class A	106,664	1,314,101
Royal Caribbean Cruises, Ltd. * (a)	34,105	821,248
Starwood Hotels & Resorts Worldwide, Inc.	25,447	840,514
UAL Corp. * (a)	24,605	226,858
US Airways Group, Inc. *	65,631	308,466
VF Corp.	17,505	1,267,887

		15,526,438
Consumer, Non-cyclical - 10.75%
Covance, Inc. *	17,622	954,231
Forest Laboratories, Inc. *	21,797	641,704
Hospira, Inc. *	27,626	1,232,119
King Pharmaceuticals, Inc. *	81,018	872,564
Life Technologies Corp. *	19,016	885,195
Lorillard, Inc.	49,174	3,653,628
McKesson Corp.	16,804	1,000,678
Mylan, Inc. * (a)	172,761	2,765,904
Ritchie Brothers Auctioneers, Inc. (a)	52,859	1,297,160
Universal Health Services, Inc., Class B	9,102	563,687

		13,866,870
Energy - 9.35%
Alpha Natural Resources, Inc. *	11,189	392,734

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
BJ Services Company	12,132	$235,725
Cameron International Corp. *	30,756	1,163,192
El Paso Corp.	70,403	726,559
Enbridge, Inc.	48,515	1,882,382
EQT Corp.	17,407	741,538
Newfield Exploration Company *	28,053	1,193,936
Pioneer Natural Resources Company	23,861	865,916
Questar Corp.	27,787	1,043,680
Southwestern Energy Company *	26,196	1,118,045
Sunoco, Inc.	9,646	274,429
Transocean, Ltd. *	5,925	506,765
Ultra Petroleum Corp. *	21,369	1,046,226
Weatherford International, Ltd. *	42,354	877,998

		12,069,125
Financial - 19.10%
Aon Corp.	24,785	1,008,502
Arch Capital Group, Ltd. *	6,370	430,230
Artio Global Investors, Inc. *	6,851	179,154
Assurant, Inc.	41,256	1,322,667
Avalon Bay Communities, Inc., REIT	12,212	888,179
Axis Capital Holdings, Ltd.	46,771	1,411,549
Boston Properties, Inc., REIT	8,226	539,214
Cullen Frost Bankers, Inc.	8,749	451,798
Equity Residential, REIT	28,767	883,147
Everest Re Group, Ltd.	30,833	2,704,054
Invesco, Ltd.	58,647	1,334,806
Lincoln National Corp.	41,119	1,065,393
M&T Bank Corp. (a)	8,726	543,804
Marsh & McLennan Companies, Inc.	24,119	596,463
PartnerRe, Ltd.	32,710	2,516,707
PICO Holdings, Inc. *	12,679	422,845
ProLogis, REIT (a)	34,905	416,067
SLM Corp. *	17,934	156,384
The St. Joe Company * (a)	25,592	745,239
Transatlantic Holdings, Inc.	14,210	712,916
Ventas, Inc., REIT	20,308	781,858
Willis Group Holdings, Ltd.	35,962	1,014,848
XL Capital, Ltd., Class A (a)	259,182	4,525,318

		24,651,142
Industrial - 17.00%
A.O. Smith Corp.	22,721	865,670
AGCO Corp. *	19,960	551,495
Cemex SA de CV, SADR *	84,518	1,091,973
Chicago Bridge & Iron Company N.V. (a)	34,602	646,365
Cooper Industries PLC *	62,458	2,346,547
CSX Corp.	31,464	1,317,083
Cummins, Inc.	16,024	718,035
Eaton Corp.	38,434	2,174,980
Fluor Corp.	10,822	550,299
Foster Wheeler AG *	20,406	651,155
Goodrich Corp.	30,436	1,653,892
Ingersoll-Rand PLC	54,178	1,661,639
Insituform Technologies, Inc., Class A *	9,871	188,931
Jacobs Engineering Group, Inc. *	13,494	620,049
Kansas City Southern *	48,334	1,280,368

The accompanying notes are an integral part of the financial statements.
278

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
KBR, Inc.	21,138	$492,304
Manitowoc Company, Inc. (a)	69,787	660,883
McDermott International, Inc. *	22,358	564,987
Parker-Hannifin Corp.	21,733	1,126,639
Rockwell Automation, Inc.	17,375	740,175
Stanley Works	20,477	874,163
Terex Corp. *	24,402	505,853
W.W. Grainger, Inc.	7,338	655,724

		21,939,209
Technology - 9.29%
Adobe Systems, Inc. *	28,798	951,486
Agilent Technologies, Inc. *	44,476	1,237,767
ASML Holding NV (a)	29,238	864,568
Autodesk, Inc. *	34,548	822,242
BMC Software, Inc. *	30,731	1,153,334
Brocade Communications Systems, Inc. *	34,216	268,938
Celestica, Inc. *	156,910	1,487,507
Lam Research Corp. *	28,885	986,712
LSI Logic Corp. *	216,311	1,187,547
Maxim Integrated Products, Inc.	68,251	1,238,073
Microchip Technology, Inc. (a)	54,086	1,433,279
Micron Technology, Inc. *	43,605	357,561

		11,989,014
Utilities - 5.48%
Allegheny Energy, Inc.	46,878	1,243,205
DTE Energy Company	25,179	884,790
Pepco Holdings, Inc.	89,004	1,324,379
Pinnacle West Capital Corp.	14,223	466,799
Sempra Energy	35,174	1,752,017
Wisconsin Energy Corp.	30,848	1,393,404

		7,064,594

TOTAL COMMON STOCKS (Cost $100,489,524)		$124,030,893

CONVERTIBLE BONDS - 0.23%

Communications - 0.23%
Qwest Communications International, Inc.
3.50% due 11/15/2025	289,000	291,529

TOTAL CONVERTIBLE BONDS (Cost $390,873)		$291,529

SECURITIES LENDING COLLATERAL - 11.79%

Securities Lending Collateral - 11.79%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	1,520,323	15,218,429

TOTAL SECURITIES LENDING COLLATERAL
(Cost $15,219,169)		$15,218,429

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 2.09%
BNP Paribas Finance, Inc.
0.01% due 10/01/2009	$2,700,000	$2,700,000

TOTAL SHORT TERM INVESTMENTS
(Cost $2,700,000)		$2,700,000

Total Investments (Mid Cap Value Equity Trust)
(Cost $118,799,566) - 110.22%		$142,240,851
Other assets and liabilities, net - (10.22)%		(13,192,137)

TOTAL NET ASSETS - 100.00%		$129,048,714

Mid Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.44%

Basic Materials - 6.14%
Alcoa, Inc. (a)	183,900	$2,412,768
AngloGold Ashanti, Ltd., SADR (a)	28,800	1,173,888
Biogen Idec, Inc. *	29,000	1,465,080
Domtar Corp. * (a)	151,883	5,349,320
Franco-Nevada Corp.	35,600	930,924
Franco-Nevada Corp.	125,200	3,284,797
Freeport-McMoRan Copper & Gold, Inc.,
Class B	31,500	2,161,215
Gold Fields, Ltd., SADR	370,300	5,102,734
International Flavors & Fragrances, Inc.	100,200	3,800,586
Temple-Inland, Inc. (a)	292,600	4,804,492
Weyerhaeuser Company	366,500	13,432,225

		43,918,029
Communications - 8.25%
Cablevision Systems Corp., Class A	11,600	275,500
Discovery Communications, Inc., Series A *	62,450	1,804,180
Discovery Communications, Inc., Series C *	88,950	2,315,369
DISH Network Corp. *	211,200	4,067,712
Expedia, Inc. * (a)	145,500	3,484,725
Harris Corp.	120,000	4,512,000
Liberty Media Corp. - Interactive A *	632,500	6,938,525
Meredith Corp. (a)	328,600	9,838,284
Motorola, Inc.	965,400	8,292,786
Scripps Networks Interactive, Inc., Class A	130,200	4,810,890
Telephone & Data Systems, Inc. - Special
Shares	196,300	5,826,184
Telephone & Data Systems, Inc.	76,800	2,381,568
The Washington Post Company, Class B	9,600	4,493,568

		59,041,291
Consumer, Cyclical - 11.45%
Bed Bath & Beyond, Inc. * (a)	111,400	4,181,956
BorgWarner, Inc. (a)	164,400	4,974,744
CarMax, Inc. *	205,800	4,301,220
Cintas Corp.	164,600	4,989,026
Delta Air Lines, Inc. *	471,900	4,228,224
Harman International Industries, Inc.	89,100	3,018,708
Hasbro, Inc.	63,000	1,748,250
International Game Technology	388,800	8,351,424
Mattel, Inc.	325,700	6,012,422

The accompanying notes are an integral part of the financial statements.
279

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Scholastic Corp.	222,124	$5,406,498
Southwest Airlines Company	1,473,700	14,147,520
The Gap, Inc.	516,500	11,053,100
Tiffany & Company (a)	94,500	3,641,085
TRW Automotive Holdings Corp. *	73,900	1,237,825
WABCO Holdings, Inc.	220,200	4,624,200

		81,916,202
Consumer, Non-cyclical - 20.26%
Alberto-Culver Company	287,700	7,963,536
Boston Scientific Corp. *	184,800	1,957,032
Brown Forman Corp., Class B (a)	49,800	2,401,356
Campbell Soup Company	282,100	9,202,102
Cardinal Health, Inc.	277,900	7,447,720
Career Education Corp. *	258,700	6,307,106
CareFusion Corp. *	270,700	5,901,260
Coca-Cola Enterprises, Inc.	55,946	1,197,804
Equifax, Inc.	171,600	5,000,424
Estee Lauder Companies, Inc., Class A	161,200	5,977,296
Fortune Brands, Inc.	97,400	4,186,252
Healthsouth Corp. * (a)	772,370	12,079,867
Hershey Company	159,100	6,182,626
Hertz Global Holdings, Inc. * (a)	488,300	5,288,289
Lincare Holdings, Inc. *	203,100	6,346,875
Manpower, Inc.	188,300	10,678,493
McCormick & Company, Inc.	149,100	5,060,454
OSI Pharmaceuticals, Inc. *	53,900	1,902,670
Paychex, Inc.	259,400	7,535,570
Select Medical Holdings Corp. *	268,600	2,704,802
Sepracor, Inc. *	95,100	2,177,790
St. Jude Medical, Inc. *	16,800	655,368
Stryker Corp.	126,000	5,724,180
Sysco Corp.	315,100	7,830,235
Tootsie Roll Industries, Inc. (a)	95,147	2,262,595
Weight Watchers International, Inc.	251,550	6,902,532
Whole Foods Market, Inc. * (a)	133,200	4,061,268

		144,935,502
Energy - 9.36%
Arch Coal, Inc.	220,333	4,875,969
Baker Hughes, Inc.	86,000	3,668,760
BJ Services Company	392,100	7,618,503
Cimarex Energy Company	290,900	12,601,788
Duke Energy Corp.	346,900	5,460,206
Murphy Oil Corp.	144,100	8,295,837
Nexen, Inc.	521,800	11,777,026
Suncor Energy, Inc.	171,300	5,920,128
Sunoco, Inc.	31,500	896,175
Williams Companies, Inc.	329,200	5,882,804

		66,997,196
Financial - 20.43%
Allstate Corp.	242,400	7,422,288
Arthur J. Gallagher & Company	70,400	1,715,648
Axis Capital Holdings, Ltd.	82,900	2,501,922
BB&T Corp.	52,600	1,432,824
Cincinnati Financial Corp.	192,400	5,000,476
Commerce Bancshares, Inc.	87,756	3,268,033

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Cousins Properties, Inc., REIT	298,300	$2,469,924
Discover Financial Services	998,000	16,197,540
Duke Realty Corp., REIT	101,000	1,213,010
E*TRADE Financial Corp. * (a)	3,544,100	6,202,175
First American Corp.	68,400	2,214,108
First Horizon National Corp. *	426,223	5,638,934
First Niagara Financial Group, Inc.	99,700	1,229,301
Greenhill & Company, Inc. (a)	67,100	6,010,818
Janus Capital Group, Inc.	606,500	8,600,170
KeyCorp	730,100	4,745,650
Kimco Realty Corp., REIT (a)	443,100	5,778,024
Marsh & McLennan Companies, Inc.	282,800	6,993,644
Marshall & Ilsley Corp.	524,400	4,231,908
Montpelier Re Holdings, Ltd.	42,100	687,072
Northern Trust Corp.	58,400	3,396,544
OneBeacon Insurance Group, Ltd.	162,400	2,231,376
Progressive Corp. * (a)	367,700	6,096,466
Prudential Financial, Inc.	5,846	291,774
Radian Group, Inc. (a)	210,600	2,228,148
SL Green Realty Corp., REIT (a)	111,800	4,902,430
Starwood Property Trust, Inc. *	132,300	2,679,075
The St. Joe Company * (a)	272,000	7,920,640
The Travelers Companies, Inc.	77,917	3,835,854
Valley National Bancorp (a)	143,871	1,768,175
Vornado Realty Trust, REIT	56,052	3,610,309
Weingarten Realty Investors, REIT	184,600	3,677,232
WestAmerica Bancorp (a)	95,600	4,971,200
Wilmington Trust Corp.	352,300	5,002,660

		146,165,352
Industrial - 6.03%
AVX Corp.	482,000	5,750,260
Dover Corp.	60,900	2,360,484
Molex, Inc.	572,700	10,761,033
Nalco Holding Company	292,200	5,987,178
National Instruments Corp.	133,900	3,699,657
Raytheon Company	78,800	3,780,036
Textron, Inc.	170,000	3,226,600
Tyco Electronics, Ltd.	341,100	7,599,708

		43,164,956
Technology - 4.67%
ASML Holding NV (a)	94,383	2,790,905
Automatic Data Processing, Inc.	37,500	1,473,750
CA, Inc.	139,900	3,076,401
Electronic Arts, Inc. *	181,900	3,465,195
National Semiconductor Corp.	63,100	900,437
Novellus Systems, Inc. *	326,700	6,854,166
Seagate Technology	406,600	6,184,386
Teradyne, Inc. * (a)	33,200	307,100
Total Systems Services, Inc.	419,186	6,753,087
Xilinx, Inc.	67,600	1,583,192

		33,388,619
Utilities - 7.85%
Allegheny Energy, Inc.	141,900	3,763,188
Ameren Corp.	109,813	2,776,073
American Electric Power Company, Inc.	126,500	3,920,235

The accompanying notes are an integral part of the financial statements.
280

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Calpine Corp. *	476,600	$5,490,432
Constellation Energy Group, Inc.	99,200	3,211,104
FirstEnergy Corp.	97,700	4,466,844
Integrys Energy Group, Inc.	82,100	2,946,569
Mirant Corp. *	569,500	9,356,885
NiSource, Inc.	181,700	2,523,813
NRG Energy, Inc. *	235,800	6,647,202
Pepco Holdings, Inc.	200,700	2,986,416
Pinnacle West Capital Corp.	103,500	3,396,870
PNM Resources, Inc.	202,400	2,364,032
Teco Energy, Inc. (a)	164,300	2,313,344

		56,163,007

TOTAL COMMON STOCKS (Cost $503,248,204)	$ 675,690,154

PREFERRED STOCKS - 0.28%

Financial - 0.28%
Assured Guaranty, Ltd., 8.50%	23,000	1,967,144

TOTAL PREFERRED STOCKS (Cost $1,150,000)		$1,967,144

CORPORATE BONDS - 0.90%

Consumer, Non-cyclical - 0.36%
Hertz Global Holdings, Inc.
5.25% due 06/01/2014	1,711,000	2,579,332

Financial - 0.11%
Janus Capital Group, Inc.
3.25% due 07/15/2014	589,000	738,459

Industrial - 0.43%
Textron Inc, Series TXT
4.50% due 05/01/2013	1,900,000	3,099,375

TOTAL CORPORATE BONDS (Cost $4,200,000)		$6,417,166

CONVERTIBLE BONDS - 0.58%

Basic Materials - 0.26%
Alcoa, Inc.
5.25% due 03/15/2014	850,000	1,870,000

Communications - 0.23%
Lucent Technologies, Inc., Series B
2.875% due 06/15/2025	1,916,000	1,627,360

Technology - 0.09%
Teradyne, Inc., Series TER
4.50% due 03/15/2014	354,000	663,308

TOTAL CONVERTIBLE BONDS (Cost $3,142,200)		$4,160,668

SECURITIES LENDING COLLATERAL - 12.98%

Securities Lending Collateral - 12.98%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	9,278,266	92,875,443

TOTAL SECURITIES LENDING COLLATERAL
(Cost $92,877,844)		$92,875,443

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 3.37%
T. Rowe Price Reserve Investment
Fund, 0.3011%	$24,094,413	$24,098,803

TOTAL SHORT TERM INVESTMENTS
(Cost $24,098,804)		$24,098,803

REPURCHASE AGREEMENTS - 0.11%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$807,000 on 10/01/2009,
collateralized by $740,000 Federal
National Mortgage Association,
6.125% due 03/15/2012 (valued at
$826,025, including interest)	$807,000	$807,000

TOTAL REPURCHASE AGREEMENTS
(Cost $807,000)		$807,000

Total Investments (Mid Value Trust)
(Cost $629,524,052) - 112.66%		$806,016,378
Other assets and liabilities, net - (12.66)%		(90,544,393)

TOTAL NET ASSETS - 100.00%		$715,471,985

Money Market Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.04%

Federal Home Loan Bank - 22.70%
0.01% due 01/26/2010	$25,000,000	$24,982,937
0.23% due 03/08/2010	25,000,000	24,974,764
0.434% due 07/27/2010	150,000,000	150,000,000
0.44% due 10/02/2009	54,905,000	54,904,329
0.50% due 05/20/2010 to 06/15/2010	130,000,000	130,000,000
0.51% due 11/01/2010	130,000,000	129,999,987
0.59% due 02/02/2010	150,000,000	150,000,000
0.65% due 07/28/2010	105,000,000	105,000,000
0.70% due 05/13/2010	80,000,000	80,000,786
0.725% due 07/13/2010 to 09/02/2010	71,350,000	71,350,000
0.75% due 08/04/2010	80,000,000	80,000,000
0.80% due 04/30/2010	125,000,000	125,000,000

		1,126,212,803

Federal Home Loan Mortgage Corp. - 8.71%
0.378% due 03/09/2011 (b)	200,000,000	200,033,508
0.656% due 04/01/2011	150,000,000	150,071,033
4.125% due 07/12/2010	80,000,000	82,219,778

		432,324,319

Federal National Mortgage
Association - 4.63%
0.55% due 05/03/2010	80,000,000	79,647,982
0.74% due 08/11/2010	150,000,000	150,000,000

		229,647,982

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,788,185,104)	$ 1,788,185,104

The accompanying notes are an integral part of the financial statements.
281

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 54.09%

Financial - 54.09%
Bank of America Corp.
0.791% due 04/30/2012 (b)	$75,000,000	$75,000,000

COMMERCIAL PAPER - 54.09%

Financial - 54.09%
Abbey National North America LLC
0.39% due 10/08/2009	48,215,000	48,211,344
American Honda Finance Corp.
0.20% due 11/24/2009	21,000,000	20,993,700
0.28% due 12/22/2009	24,600,000	24,584,311
Bank of America Corp.
1.167% due 12/02/2011	35,925,000	36,679,108
Bank of Montreal
0.21% due 10/30/2009	25,000,000	24,995,771
0.30% due 10/02/2009	38,885,000	38,884,676
Bank of Nova Scotia
0.25% due 10/28/2009	60,897,000	60,885,582
0.26% due 10/19/2009	50,000,000	49,993,500
0.94% due 10/02/2009	20,000,000	19,999,478
Barclays Bank PLC
0.596% due 02/26/2010	100,000,000	100,000,000
1.27% due 11/16/2009	75,000,000	75,016,129
Barclays US Funding LLC
0.32% due 10/30/2009	60,000,000	59,984,533
BNP Paribas Financial, Inc.
0.22% due 12/14/2009	35,000,000	34,984,172
0.25% due 11/25/2009	84,000,000	83,967,917
0.29% due 10/20/2009	44,250,000	44,243,227
BTM Capital Corp.
0.35% due 10/20/2009	53,000,000	52,990,210
0.40% due 10/20/2009	40,000,000	39,991,556
0.50% due 10/07/2009	79,000,000	78,993,417
CAFCO LLC
0.40% due 10/01/2009	100,000,000	100,000,000
Citibank
0.45% due 10/08/2009	70,000,000	70,000,000
Citigroup Funding, Inc.
0.696% due 04/30/2012	75,000,000	75,000,000
0.821% due 04/30/2012	130,420,000	130,806,447
General Electric Capital Corp.
0.23% due 11/30/2009	75,000,000	74,971,250
0.499% due 03/12/2012	100,000,000	100,000,000
0.564% due 12/07/2012	20,000,000	20,087,212
1.238% due 12/09/2011	223,315,000	228,193,308
GOVCO LLC
0.36% due 10/15/2009	30,000,000	29,995,800
0.72% due 10/27/2009	50,000,000	49,974,000
JPMorgan Chase Company
0.533% due 12/26/2012 (b)	64,000,000	64,159,850
Morgan Stanley
0.499% due 03/13/2012	75,000,000	75,000,000
1.210% due 12/01/2011	64,975,000	66,302,548
National Australia Funding
0.34% due 11/02/2009	16,230,000	16,225,095
Royal Bank of Canada
0.689% due 06/23/2011	100,000,000	100,000,000
Societe Generale North America
0.24% due 12/28/2009	21,025,000	21,012,665
0.25% due 12/23/2009	35,000,000	34,979,826

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)

Financial (continued)
Societe Generale North America (continued)
0.26% due 11/02/2009 to 01/12/2010	65,000,000	$64,969,594
0.27% due 12/01/2009	22,410,000	22,399,747
0.33% due 10/07/2009	42,100,000	42,097,684
0.48% due 10/09/2009	26,200,000	26,197,205
Toronto Dominion Holding
0.25% due 01/11/2010	30,000,000	29,978,750
UBS Finance Delaware LLC
0.225% due 12/14/2009	30,000,000	29,986,125
0.28% due 01/28/2010	15,000,000	14,986,117
0.33% due 01/15/2010	30,000,000	29,970,850
0.46% due 01/06/2010	35,000,000	34,956,619
0.71% due 11/30/2009	46,000,000	45,945,567
0.89% due 12/29/2009	75,000,000	74,834,979
Wells Fargo & Company
0.519% due 06/15/2012	40,000,000	40,000,000

		2,683,429,869

TOTAL COMMERCIAL PAPER (Cost $2,683,429,869)		$2,683,429,869

U.S. TREASURY OBLIGATIONS - 10.07%

U.S. Treasury Bills - 10.07%
U.S. Treasury Bills
0.00% due 07/15/2010	100,000,000	99,732,930
0.49% due 10/22/2009	245,000,000	244,904,071
0.51% due 12/17/2009	80,000,000	79,912,733
0.58% due 11/19/2009	75,000,000	74,940,792

		499,490,526

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $499,490,526)		$499,490,526

Total Investments (Money Market Trust)
(Cost $4,971,105,499) - 100.20%		$4,971,105,499
Other assets and liabilities, net - (0.20)%		(9,980,813)

TOTAL NET ASSETS - 100.00%		$4,961,124,686

Money Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.94%

Federal Home Loan Bank - 23.26%
0.434% due 07/27/2010	$40,000,000	$40,000,000
0.50% due 05/20/2010 to 06/15/2010	30,000,000	30,000,000
0.51% due 11/01/2010	20,000,000	19,999,998
0.59% due 02/02/2010	30,000,000	30,000,000
0.70% due 05/13/2010	20,000,000	20,000,196
0.725% due 07/13/2010 to 09/02/2010	13,650,000	13,650,000
0.75% due 08/04/2010	27,000,000	27,000,000
0.80% due 04/30/2010	25,000,000	25,000,000

		205,650,194

Federal Home Loan Mortgage Corp. - 7.42%
0.26% due 12/14/2009	25,000,000	24,986,639
0.656% due 04/01/2011	20,000,000	20,009,471

The accompanying notes are an integral part of the financial statements.
282

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
4.125% due 07/12/2010	$20,000,000	$20,554,945

		65,551,055

Federal National Mortgage
Association - 8.26%
0.28% due 01/04/2010	30,000,000	29,977,833
0.62% due 10/22/2010	13,000,000	13,061,257
0.74% due 08/11/2010	30,000,000	30,000,000

		73,039,090

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $344,240,339)	$ 344,240,339

COMMERCIAL PAPER - 47.68%

Financial - 47.68%
Bank of America Corp.
0.791% due 04/30/2012 (b)	15,000,000	15,000,000

COMMERCIAL PAPER - 47.68%

Financial - 47.68%
American Honda Finance Corp.
0.23% due 12/15/2009	6,785,000	6,781,749
Bank of America Corp.
1.167% due 12/02/2011	6,075,000	6,202,522
Bank of Montreal
0.23% due 11/09/2009	17,795,000	17,790,566
Barclays Bank Plc
0.596% due 02/26/2010	25,000,000	25,000,000
1.27% due 11/16/2009	20,000,000	20,004,301
BNP Paribas Financial, Inc.
0.24% due 12/11/2009	20,000,000	19,990,533
0.25% due 11/25/2009	20,000,000	19,992,361
BTM Capital Corp.
0.40% due 10/16/2009	25,000,000	24,995,833
0.47% due 10/02/2009	15,536,000	15,535,797
Citibank
0.45% due 10/08/2009	9,940,000	9,940,000
Citigroup Funding, Inc.
0.696% due 04/30/2012	15,000,000	15,000,000
0.821% due 04/30/2012	28,800,000	28,894,686
General Electric Capital Corp.
0.564% due 12/07/2012	5,000,000	5,021,803
1.238% due 12/09/2011	50,015,000	51,098,688
GOVCO LLC
0.36% due 10/08/2009	9,655,000	9,654,324
JPMorgan Chase Company
0.533% due 12/26/2012 (b)	11,000,000	11,027,474
Morgan Stanley
1.210% due 12/01/2011	14,220,000	14,508,112
Royal Bank of Canada
0.689% due 06/23/2011	25,000,000	25,000,000
Societe Generale North America
0.25% due 12/11/2009	21,000,000	20,989,646
UBS Finance Delaware LLC
0.585% due 10/13/2009	40,000,000	39,992,200

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 47.68%

Financial - 47.68%
Societe Generale North America, Inc.
0.35% due 10/01/2009	19,000,000	$19,000,000

TOTAL COMMERCIAL PAPER (Cost $421,420,595)	$ 421,420,595

U.S. TREASURY OBLIGATIONS - 13.00%

U.S. Treasury Bills - 13.00%
U.S. Treasury Bills
0.00% due 07/15/2010	20,000,000	19,946,586
0.49% due 10/22/2009	20,000,000	19,994,283
0.51% due 12/17/2009	20,000,000	19,978,183
0.58% due 11/19/2009	15,000,000	14,988,158
0.64% due 10/22/2009	20,000,000	19,992,534
0.91% due 10/22/2009	20,000,000	19,989,384

		114,889,128

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $114,889,128)		$114,889,128

Total Investments (Money Market Trust B)
(Cost $880,550,062) - 99.62%		$880,550,062
Other assets and liabilities, net - 0.38%		3,377,487

TOTAL NET ASSETS - 100.00%		$883,927,549

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 86.37%

Australia - 0.20%
Lion Nathan, Ltd.	113,037	$1,141,705

Canada - 0.19%
ACE Aviation Holdings, Inc. *	7,287	34,303
MDS, Inc. *	124,999	1,023,902

		1,058,205
Denmark - 1.45%
A P Moller Maersk AS	780	5,398,209
Carlsberg AS, B Shares	38,656	2,814,189

		8,212,398
France - 4.02%
Carrefour SA	123,367	5,600,847
GDF Suez	69,103	3,089,579
Groupe DANONE	51,949	3,142,715
Pernod-Ricard SA	94,123	7,486,184
Total SA	58,339	3,473,010

		22,792,335
Germany - 5.86%
Daimler AG	54,688	2,753,827
Deutsche Bank AG	35,091	2,694,067
Deutsche Bank AG	2,500	191,925
Deutsche Boerse AG	47,183	3,856,189
E.ON AG	204,422	8,680,394
Linde AG	67,375	7,314,122

The accompanying notes are an integral part of the financial statements.
283

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Siemens AG	82,755	$7,671,012

		33,161,536
Hong Kong - 0.39%
Link, REIT	1,003,772	2,213,526

Italy - 0.46%
Intesa Sanpaolo SpA *	594,624	2,632,203

Japan - 0.73%
Japan Tobacco, Inc.	1,207	4,110,181

Netherlands - 3.19%
Koninklijke (Royal) Philips Electronics NV	31,826	775,781
Koninklijke KPN NV	485,901	8,063,610
Royal Dutch Shell PLC, A Shares	238,361	6,819,144
TNT Post Group NV	88,934	2,390,917

		18,049,452
Norway - 1.60%
Orkla ASA (a)	958,768	9,056,312

Singapore - 0.64%
Keppel Corp., Ltd.	636,609	3,636,544

South Korea - 0.57%
KT&G Corp.	53,135	3,218,628

Spain - 0.98%
Telefonica SA	200,444	5,532,718

Switzerland - 6.46%
Nestle SA	256,525	10,943,295
Novartis AG	94,446	4,741,235
Transocean, Ltd. *	96,121	8,221,229
Tyco Electronics, Ltd. *	159,076	3,544,213
Tyco International, Ltd.	119,199	4,109,982
UBS AG - Swiss Exchange *	95,956	1,758,716
Zurich Financial Services AG	13,577	3,235,665

		36,554,335
United Kingdom - 8.56%
Anglo American PLC *	113,033	3,598,194
Barclays PLC *	787,832	4,656,088
British American Tobacco PLC	478,839	15,049,007
Cable & Wireless PLC	1,047,296	2,403,592
Cadbury PLC	580,769	7,453,098
Imperial Tobacco Group PLC	405,000	11,702,303
Reed Elsevier PLC	103,764	777,120
Thomas Cook Group PLC	98,351	365,563
Vodafone Group PLC	1,107,940	2,486,684

		48,491,649
United States - 51.07%
ACE, Ltd.	105,927	5,662,857
Alexander's, Inc., REIT *	14,424	4,267,773
Alleghany Corp. *	5,696	1,475,549
Altria Group, Inc.	604,346	10,763,402
Baker Hughes, Inc.	45,900	1,958,094
Bank of America Corp.	115,050	1,946,646
Becton, Dickinson & Company	66,508	4,638,933
Berkshire Hathaway, Inc., Class B *	4,623	15,362,229
Brown Forman Corp., Class B	40,948	1,974,513

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Cerberus Investors I LLC * (b)	384,193	$72,997
Cerberus Investors II LLC * (b)	384,193	72,997
Cerberus Investors III LLC * (b)	192,097	36,498
Comcast Corp., Class A	521,861	8,391,525
Community Health Systems, Inc. * (a)	58,797	1,877,388
Conseco, Inc. *	187,875	988,222
Constellation Energy Group, Inc.	130,790	4,233,672
CVS Caremark Corp.	432,704	15,464,841
Dell, Inc. *	487,695	7,442,226
Delta Air Lines, Inc. *	15	134
Domtar Corp. *	50,879	1,791,958
Dr Pepper Snapple Group, Inc. *	356,135	10,238,881
Eastman Kodak Company (a)	252,056	1,204,828
Entergy Corp.	36,576	2,920,959
Exelon Corp.	77,130	3,827,191
Exterran Holdings, Inc. * (a)	63,948	1,518,126
Federal Signal Corp.	70,426	506,363
Forestar Real Estate Group, Inc. *	66,554	1,143,398
GenCorp, Inc. *	92,209	494,240
General Mills, Inc.	67,381	4,337,989
Genworth Financial, Inc., Class A	38,200	456,490
Goodyear Tire & Rubber Company *	36,930	628,918
Guaranty Bancorp *	21,927	32,452
H & R Block, Inc.	61,963	1,138,880
Hillenbrand, Inc.	63,489	1,293,271
International Paper Company	267,604	5,948,837
Kraft Foods, Inc., Class A	312,580	8,211,477
Lorillard, Inc.	23,957	1,780,005
LSI Logic Corp. *	1,087,933	5,972,752
Marathon Oil Corp.	239,419	7,637,466
Mattel, Inc.	550,541	10,162,987
Maxim Integrated Products, Inc.	203,852	3,697,875
MeadWestvaco Corp.	35,304	787,632
Microsoft Corp.	538,975	13,954,063
Motorola, Inc.	663,340	5,698,091
News Corp., Class A	1,007,706	12,082,395
Noble Energy, Inc.	27,250	1,797,410
Old Republic International Corp.	274,242	3,340,268
Owens Corning, Inc. *	150,615	3,381,307
Pepsi Bottling Group, Inc.	153,819	5,605,164
PepsiAmericas, Inc.	56,954	1,626,606
Perot Systems Corp., Class A *	44,100	1,309,770
Philip Morris International, Inc.	69,822	3,403,124
Pride International, Inc. *	83,600	2,544,784
Qwest Communications International, Inc. (a)	610,551	2,326,199
Reynolds American, Inc.	81,148	3,612,709
Sun Microsystems, Inc. *	331,123	3,009,908
SUPERVALU, Inc.	223,810	3,370,579
Temple-Inland, Inc.	9,993	164,085
Tenet Healthcare Corp. *	1,170,132	6,880,376
The Kroger Company	330,939	6,830,581
The St. Joe Company * (a)	48,379	1,408,796
The Travelers Companies, Inc.	62,150	3,059,645
Time Warner Cable, Inc. *	56,265	2,424,459
United Technologies Corp.	58,449	3,561,298
Ventas, Inc., REIT	308	11,858

The accompanying notes are an integral part of the financial statements.
284

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)

United States (continued)
Virgin Media, Inc. (a)		639,617	$8,903,469
Wal-Mart Stores, Inc.		67,269	3,302,235
Weyerhaeuser Company		277,826	10,182,323
White Mountains Insurance Group, Ltd.		20,381	6,257,171
Wyeth		109,290	5,309,308
Xerox Corp.		183,010	1,416,497

			289,137,949

TOTAL COMMON STOCKS (Cost $512,625,842)			$488,999,676

TERM LOANS - 3.16%

United States - 3.16%
Boston Generating LLC
2.7681% due 12/21/2013 (b)		82,367	59,897
2.7681% due 12/21/2013 (b)		362,869	263,874
2.7681% due 12/21/2013 (b)		23,043	16,756
Calpine Corp.
3.475% due 03/29/2014 (b)		2,373,542	2,158,440
Charter Communications Operating LLC
3.23% due 03/06/2014 (b)		2,910,240	2,920,271
7.25% due 03/06/2014 (b)		512,607	487,022
CIT Group, Inc.
1.00% due 01/20/2012 (b)		1,010,000	1,035,250
First Data Corp.
3.2681% due 09/24/2014 (b)		1,315,571	1,129,550
3.2681% due 09/24/2014 (b)		157,394	135,138
3.2681% due 09/24/2014 (b)		643,137	552,198
Lyondell Chemical Corp.
1.00% due 12/15/2009 (b)		132,000	128,040
Realogy Corp.
0.1846% due 10/10/2013 (b)		577,720	490,189
1.00% due 10/15/2017 (b)		219,000	219,000
3.5182% due 10/10/2013 (b)		2,145,778	1,817,086
4.1388% due 10/10/2013 (b)		2,901,688	2,458,878
5.6788% due 10/10/2013 (b)		833,300	707,114
Spectrum Brands, Inc., Euro Term Loan
1.00% due 04/01/2013 (b)	EUR	351,263	487,035
Spectrum Brands, Inc., Letter of Credit
1.00% due 04/01/2013 (b)		$5,707	5,428
Spectrum Brands, Inc., Term Loan B
1.00% due 04/01/2013 (b)		111,675	106,231
Texas Competitive Electric Holdings Company LLC
3.9694% due 10/10/2014 (b)		1,059,971	836,582
3.9694% due 10/10/2014 (b)		2,036,024	1,606,932
3.9694% due 10/10/2014 (b)		326,667	257,822

			17,878,733

TOTAL TERM LOANS (Cost $15,355,052)			$17,878,733

CORPORATE BONDS - 0.88%

United States - 0.88%
American General Finance Corp.
6.90% due 12/15/2017		2,395,000	1,675,017
American General Finance Corp., Series MTN
5.85% due 06/01/2013		171,000	129,457
Cerberus Investors I LLC
12.00% due 07/31/2014 (b)		337,200	64,068

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Cerberus Investors II LLC
12.00% due 07/31/2014 (b)	$337,200	$64,068
Cerberus Investors III LLC
12.00% due 07/31/2014 (b)	168,600	32,034
CIT Group, Inc.
0.7731% due 11/03/2010 (b)	279,000	192,727
5.40% due 02/13/2012	474,000	311,099
5.60% due 04/27/2011 ^	399,000	271,679
5.80% due 10/01/2036	1,552,000	930,719
6.00% due 04/01/2036	621,000	358,777
7.625% due 11/30/2012 ^	1,091,000	710,580
CIT Group, Inc., MTN
4.75% due 12/15/2010	378,000	261,131
Northwest Airlines
1.00% due 01/16/2017	170,000	102
Tropicana Entertainment LLC
9.625% due 12/15/2014 ^	1,180,000	737

		5,002,195

TOTAL CORPORATE BONDS (Cost $5,648,736)		$5,002,195

OPTIONS - 0.01%

United States - 0.01%
S&P 500 Index
Expiration 12/19/2009 at $775.00 *	26,100	71,775

TOTAL OPTIONS (Cost $1,540,683)		$71,775

SECURITIES LENDING COLLATERAL - 2.26%

United States - 2.26%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	1,277,256	12,785,331

TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,785,601)		$12,785,331

SHORT TERM INVESTMENTS - 9.69%
Federal Home Loan Bank Discount Notes
0.001% due 10/01/2009	$11,400,000	$11,400,000
U.S. Treasury Bills
0.01% due 10/08/2009 to 03/18/2010	38,500,000	38,490,645
0.242% due 02/18/2010	2,000,000	1,998,989
0.2602% due 02/25/2010	3,000,000	2,998,323

TOTAL SHORT TERM INVESTMENTS
(Cost $54,874,077)		$54,887,957

The accompanying notes are an integral part of the financial statements.
285

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.14%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$792,000 on 10/01/2009,
collateralized by $805,000 Federal
National Mortgage Association,
4.72% due 01/22/2018 (valued at
$808,019, including interest)	$792,000	$792,000

TOTAL REPURCHASE AGREEMENTS
(Cost $792,000)		$792,000

Total Investments (Mutual Shares Trust)
(Cost $603,621,991) - 102.51%		$580,417,667
Other assets and liabilities, net - (2.51)%		(14,234,619)

TOTAL NET ASSETS - 100.00%		$566,183,048

The portfolio had the following five top industry concentrations as of September 30, 2009 (as a percentage of total net assets):

Food & Beverages	12.73%
Tobacco	9.47%
Telecommunications Equipment & Services	4.40%
Insurance	4.32%
Electrical Utilities	3.47%

Natural Resources Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.42%

Basic Materials - 30.13%
Alumina, Ltd. *	3,855,481	$6,129,563
Anglo American PLC *	112,221	3,572,345
Anglo Platinum, Ltd. *	72,025	6,444,594
AngloGold Ashanti, Ltd., SADR (a)	105,165	4,286,525
ArcelorMittal (a)	95,394	3,542,933
Barrick Gold Corp.	83,672	3,171,169
Cameco Corp.	166,178	4,619,748
Compania de Minas Buenaventura SA, ADR	31,600	1,112,636
Gold Fields, Ltd.	321,343	4,400,771
International Paper Company	211,800	4,708,314
POSCO, SADR (a)	38,100	3,960,114
Sumitomo Metal Industries, Ltd.	847,000	2,066,082
Vale SA, SADR (a)	495,596	10,164,674
Vedanta Resources PLC (a)	307,987	9,390,272
Xstrata PLC *	467,071	6,878,620

		74,448,360
Energy - 69.29%
Baker Hughes, Inc. (a)	103,700	4,423,842
BP PLC, SADR	93,573	4,980,891
Canadian Natural Resources, Ltd.	180,167	12,166,510
Chesapeake Energy Corp.	239,400	6,798,960
ConocoPhillips Company	97,159	4,387,700
CONSOL Energy, Inc.	150,214	6,776,153
Denbury Resources, Inc. *	261,600	3,958,008
Devon Energy Corp.	70,900	4,773,697

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
EnCana Corp.	143,608	$8,316,159
Eni SpA, SADR (a)	46,400	2,313,040
EOG Resources, Inc.	119,531	9,982,034
EQT Corp.	111,340	4,743,084
Exxon Mobil Corp.	91,695	6,291,194
Gazprom OAO, SADR	356,181	8,324,784
Halliburton Company	125,398	3,400,794
Hess Corp.	69,600	3,720,816
Lukoil Oil Company, ADR	51,873	2,806,329
Marathon Oil Corp.	131,972	4,209,907
Noble Energy, Inc.	53,136	3,504,851
Peabody Energy Corp.	97,100	3,614,062
PetroChina Company, Ltd., SADR	32,200	3,662,750
Petroleo Brasileiro SA, ADR (a)	112,304	5,154,754
Reliance Industries, Ltd., GDR * (a)(g)	44,497	4,098,206
Royal Dutch Shell PLC, ADR	126,931	7,259,184
Suncor Energy, Inc.	349,162	12,196,945
Talisman Energy, Inc.	259,002	4,506,802
Total SA, SADR	117,938	6,989,006
Ultra Petroleum Corp. *	53,900	2,638,944
Valero Energy Corp.	246,434	4,778,355
Weatherford International, Ltd. *	110,400	2,288,592
Williams Companies, Inc.	144,400	2,580,428
XTO Energy, Inc.	135,042	5,579,935

		171,226,716

TOTAL COMMON STOCKS (Cost $252,793,206)		$245,675,076

PREFERRED STOCKS - 0.12%

Basic Materials - 0.12%
Anglo Platinum, Ltd. (h)	25,452	306,258

TOTAL PREFERRED STOCKS (Cost $706,785)		$306,258

SECURITIES LENDING COLLATERAL - 12.76%

Securities Lending Collateral - 12.76%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	3,149,848	31,529,976

TOTAL SECURITIES LENDING COLLATERAL
(Cost $31,531,724)		$31,529,976

REPURCHASE AGREEMENTS - 0.32%
Bank of New York Tri-Party
Repurchase Agreement dated
09/30/2009 at 0.06% to be
repurchased at $800,001 on
10/01/2009, collateralized by
$1,680,997 Federal National
Mortgage Association, 5.50% due
03/01/2035 (valued at $816,000,
including interest)	$800,000	$800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $800,000)		$800,000

Total Investments (Natural Resources Trust)
(Cost $285,831,715) - 112.62%		$278,311,310
Other assets and liabilities, net - (12.62)%		(31,193,701)

TOTAL NET ASSETS - 100.00%		$247,117,609

The accompanying notes are an integral part of the financial statements.
286

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Optimized All Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.84%

Basic Materials - 2.01%
Anglo American PLC, ADR *	1,342,023	$21,311,325
P.H. Glatfelter Company	390,030	4,477,545

		25,788,870
Communications - 8.96%
Acme Packet, Inc. *	472,607	4,730,796
Aruba Networks, Inc. *	606,083	5,357,774
AT&T, Inc.	355,060	9,590,171
BCE, Inc.	377,563	9,314,479
Check Point Software Technologies, Ltd. *	271,378	7,693,566
Cisco Systems, Inc. *	435,224	10,245,173
Comcast Corp., Class A	997,911	16,854,717
DISH Network Corp. *	872,902	16,812,092
RF Micro Devices, Inc. *	2,208,338	11,991,275
SK Telecom Company, Ltd., ADR	555,455	9,692,690
Tellabs, Inc. *	1,830,791	12,669,074

		114,951,807
Consumer, Cyclical - 8.58%
Coach, Inc.	410,073	13,499,603
CVS Caremark Corp.	176,052	6,292,098
Dollar Tree, Inc. *	235,837	11,480,545
Ford Motor Company *	2,385,209	17,197,357
Newell Rubbermaid, Inc.	385,542	6,049,154
Pantry, Inc. *	220,108	3,451,293
Ross Stores, Inc.	489,575	23,386,998
Sally Beauty Holdings, Inc. *	1,146,818	8,153,876
Stage Stores, Inc.	201,961	2,617,415
Tempur-Pedic International, Inc. *	347,585	6,583,260
TJX Companies, Inc.	306,552	11,388,407

		110,100,006
Consumer, Non-cyclical - 23.25%
Abbott Laboratories	296,162	14,651,134
ABM Industries, Inc.	373,563	7,859,766
Alliance Data Systems Corp. *	155,671	9,508,385
Baxter International, Inc.	296,406	16,898,106
Celgene Corp. *	229,855	12,848,895
Coca-Cola Enterprises, Inc.	415,468	8,895,170
Colgate-Palmolive Company	431,391	32,906,505
Constellation Brands, Inc., Class A *	1,145,447	17,353,522
Convergys Corp. *	743,780	7,393,173
Covidien PLC	525,708	22,742,128
DENTSPLY International, Inc.	416,956	14,401,660
General Mills, Inc.	113,467	7,305,005
Gilead Sciences, Inc. *	310,391	14,458,013
Herbalife, Ltd.	257,890	8,443,319
Jackson Hewitt Tax Service, Inc.	634,738	3,237,164
Johnson & Johnson	343,278	20,902,197
Lender Processing Services, Inc.	538,833	20,567,256
Moody's Corp.	817,444	16,724,904
Pfizer, Inc.	1,214,086	20,093,123
St. Jude Medical, Inc. *	269,942	10,530,437
The Coca-Cola Company	67,658	3,633,235
Tupperware Brands Corp.	170,842	6,820,013

		298,173,110

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 12.62%
CMS Energy Corp.	1,382,583	$18,526,612
ConocoPhillips Company	308,798	13,945,318
Eni SpA, SADR	439,041	21,886,194
ENSCO International, Inc.	288,433	12,269,940
Exxon Mobil Corp.	229,151	15,722,050
James River Coal Company *	260,235	4,973,091
Noble Corp.	376,089	14,276,338
Sasol, Ltd., SADR	348,079	13,268,772
Southern Union Company	561,451	11,672,566
Sunoco Logistics Partners LP	85,747	5,080,510
Total SA, SADR	139,623	8,274,059
Transocean, Ltd. *	256,389	21,928,951

		161,824,401
Financial - 16.66%
ACE, Ltd.	540,458	28,892,885
Allied World Assurance Holdings, Ltd.	325,842	15,617,607
Apartment Investment & Management
Company, Class A, REIT	494,202	7,289,479
Bank of America Corp.	635,722	10,756,416
Broadridge Financial Solutions, Inc.	466,965	9,385,996
Brookfield Properties Corp. REIT	944,186	10,631,534
Citigroup, Inc.	1,397,290	6,762,884
Deutsche Bank AG	246,086	18,892,022
First Industrial Realty Trust, Inc., REIT	839,392	4,406,808
Forest City Enterprises, Inc., Class A	558,099	7,461,784
Goldman Sachs Group, Inc.	158,176	29,159,746
HRPT Properties Trust, REIT	582,918	4,383,543
Hudson City Bancorp, Inc.	385,142	5,064,617
JPMorgan Chase & Company	381,341	16,710,363
NASDAQ OMX Group, Inc. *	443,660	9,339,043
Pennsylvania Real Estate
Investment Trust, REIT	656,051	4,992,548
RenaissanceRe Holdings, Ltd.	166,626	9,124,440
TD Ameritrade Holding Corp. *	424,352	8,325,786
The Macerich Company, REIT	4,782	145,045
Valley National Bancorp	520,290	6,394,364

		213,736,910
Industrial - 10.86%
Aircastle, Ltd.	500,491	4,839,748
Alliant Techsystems, Inc. *	232,274	18,082,531
American Superconductor Corp. *	202,683	6,797,988
Checkpoint Systems, Inc. *	318,959	5,243,686
Chicago Bridge & Iron Company N.V.	378,979	7,079,328
Emerson Electric Company	303,852	12,178,388
Genco Shipping & Trading, Ltd.	234,172	4,866,094
General Dynamics Corp.	318,402	20,568,769
Owens Corning, Inc. *	402,314	9,031,949
Pactiv Corp. *	341,824	8,904,515
PerkinElmer, Inc.	310,368	5,971,480
Raytheon Company	520,513	24,969,009
Valmont Industries, Inc.	125,523	10,692,049

		139,225,534
Technology - 14.56%
Apple, Inc. *	129,206	23,950,916
Brocade Communications Systems, Inc. *	1,360,931	10,696,918

The accompanying notes are an integral part of the financial statements.
287

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
CSG Systems International, Inc. *	372,964	$5,971,154
Hewlett-Packard Company	304,824	14,390,741
International Business Machines Corp.	410,179	49,061,510
Nuance Communications, Inc. *	416,656	6,233,174
Oracle Corp.	459,098	9,567,602
PMC-Sierra, Inc. *	1,072,583	10,253,893
Red Hat, Inc. *	280,123	7,742,600
Skyworks Solutions, Inc. *	1,041,572	13,790,413
SYNNEX Corp. *	346,300	10,555,224
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	1,733,654	19,000,848
Triquint Semiconductor, Inc. *	714,961	5,519,499

		186,734,492
Utilities - 2.34%
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	302,865	11,487,669
Constellation Energy Group, Inc.	118,615	3,839,568
Dominion Resources, Inc.	158,600	5,471,700
Unisource Energy Corp.	299,272	9,202,614

		30,001,551

TOTAL COMMON STOCKS (Cost $1,156,348,567)	$ 1,280,536,681

REPURCHASE AGREEMENTS - 0.14%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$1,820,001 on 10/01/2009,
collateralized by $1,765,000 U.S.
Treasury Bonds, 4.25% due
05/15/2039 (valued at $1,857,663,
including interest)	$1,820,000	$1,820,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,820,000)		$1,820,000

Total Investments (Optimized All Cap Trust)
(Cost $1,158,168,567) - 99.98%		$1,282,356,681
Other assets and liabilities, net - 0.02%		273,029

TOTAL NET ASSETS - 100.00%		$1,282,629,710

Optimized Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.93%
Basic Materials - 0.86%
Celanese Corp., Series A	91,301	$2,282,525
Communications - 8.68%
AT&T, Inc.	187,993	5,077,691
CenturyTel, Inc.	165,367	5,556,331
Comcast Corp., Class A	201,171	3,397,778
DISH Network Corp. *	136,397	2,627,007
NII Holdings, Inc. *	55,840	1,674,083
Verizon Communications, Inc.	83,486	2,527,121

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Viacom, Inc., Class B *	73,749	$2,067,922

		22,927,933
Consumer, Cyclical - 5.93%
CVS Caremark Corp.	89,391	3,194,834
Genuine Parts Company	22,243	846,569
Guess?, Inc.	68,500	2,537,240
Johnson Controls, Inc.	122,014	3,118,678
Newell Rubbermaid, Inc.	129,151	2,026,379
Ross Stores, Inc.	82,399	3,936,200

		15,659,900
Consumer, Non-cyclical - 13.65%
Abbott Laboratories	86,044	4,256,597
Amgen, Inc. *	29,125	1,754,199
Baxter International, Inc.	72,095	4,110,136
Colgate-Palmolive Company	17,233	1,314,533
ConAgra Foods, Inc.	78,913	1,710,834
Convergys Corp. *	189,414	1,882,775
Covidien PLC	51,041	2,208,034
DaVita, Inc. *	51,306	2,905,972
Dr Pepper Snapple Group, Inc. *	77,590	2,230,712
Express Scripts, Inc. *	17,865	1,385,967
Johnson & Johnson	47,153	2,871,146
Lender Processing Services, Inc.	75,075	2,865,613
Pfizer, Inc.	187,550	3,103,952
SAIC, Inc. *	69,590	1,220,609
Tupperware Brands Corp.	23,532	939,397
Weight Watchers International, Inc.	47,608	1,306,363

		36,066,839
Energy - 19.46%
Apache Corp.	51,835	4,760,008
Chevron Corp.	68,283	4,809,172
ConocoPhillips Company	123,180	5,562,809
El Paso Corp.	197,513	2,038,334
ENSCO International, Inc.	38,278	1,628,346
Exxon Mobil Corp.	116,894	8,020,097
Forest Oil Corp. *	79,012	1,546,265
Marathon Oil Corp.	82,907	2,644,733
Noble Corp.	107,890	4,095,505
Southern Union Company	78,813	1,638,522
Tidewater, Inc.	73,619	3,466,719
Total SA, SADR	67,404	3,994,361
Transocean, Ltd. *	58,623	5,014,025
XTO Energy, Inc.	53,099	2,194,051

		51,412,947
Financial - 26.08%
ACE, Ltd.	31,549	1,686,610
American Financial Group, Inc.	88,317	2,252,084
Ameriprise Financial, Inc.	120,092	4,362,942
Annaly Capital Management, Inc., REIT	281,479	5,106,029
Bank of America Corp.	228,854	3,872,210
Bank of New York Mellon Corp.	75,500	2,188,745
Broadridge Financial Solutions, Inc.	113,010	2,271,501
Citigroup, Inc.	247,447	1,197,643
Credit Suisse Group AG, SADR	33,847	1,883,586

The accompanying notes are an integral part of the financial statements.
288

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Endurance Specialty Holdings, Ltd.	65,981	$2,406,327
Goldman Sachs Group, Inc.	27,964	5,155,163
Hospitality Properties Trust, REIT	130,734	2,663,052
Hudson City Bancorp, Inc.	162,813	2,140,991
JPMorgan Chase & Company	215,626	9,448,731
Lincoln National Corp.	112,806	2,922,803
NASDAQ OMX Group, Inc. *	151,968	3,198,926
State Street Corp.	74,780	3,933,428
The Macerich Company, REIT	1,589	48,186
Torchmark Corp.	64,396	2,796,718
U.S. Bancorp	97,531	2,132,028
Unum Group	77,232	1,655,854
Wells Fargo & Company	198,239	5,586,375

		68,909,932
Industrial - 13.13%
Aecom Technology Corp. *	50,313	1,365,495
Alliant Techsystems, Inc. *	59,335	4,619,230
CSX Corp.	101,991	4,269,343
General Dynamics Corp.	67,536	4,362,825
General Electric Company	360,101	5,912,858
Owens-Illinois, Inc. *	88,438	3,263,362
Pactiv Corp. *	101,413	2,641,809
Pall Corp.	95,581	3,085,355
Raytheon Company	51,778	2,483,791
Stanley Works	63,014	2,690,068

		34,694,136
Technology - 5.78%
Intel Corp.	110,445	2,161,409
International Business Machines Corp.	51,740	6,188,622
PMC-Sierra, Inc. *	237,984	2,275,127
Skyworks Solutions, Inc. *	150,929	1,998,300
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	241,690	2,648,922

		15,272,380
Utilities - 5.36%
Dominion Resources, Inc.	94,055	3,244,897
Energen Corp.	47,840	2,061,904
FPL Group, Inc.	27,822	1,536,609
Sempra Energy	107,817	5,370,365
UGI Corp.	77,464	1,941,248

		14,155,023

TOTAL COMMON STOCKS (Cost $237,426,327)		$261,381,615

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.67%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$1,770,000 on 10/01/2009,
collateralized by $1,720,000 U.S.
Treasury Bonds, 4.25% due
05/15/2039 (valued at $1,810,300,
including interest)	$1,770,000	$1,770,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,770,000)		$1,770,000

Total Investments (Optimized Value Trust)
(Cost $239,196,327) - 99.60%		$263,151,615
Other assets and liabilities, net - 0.40%		1,044,371

TOTAL NET ASSETS - 100.00%		$264,195,986

Overseas Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.36%

Australia - 2.05%
Coca-Cola Amatil, Ltd.	72,354	$625,290
Newcrest Mining, Ltd.	20,153	566,589
Qantas Airways, Ltd.	241,924	609,088
Telstra Corp., Ltd.	350,709	1,010,229
Woolworths, Ltd.	12,690	326,965

		3,138,161
Austria - 0.25%
Andritz AG	7,728	385,566

Belgium - 0.34%
Belgacom SA	5,600	218,204
Groupe Bruxelles Lambert SA	3,300	305,038

		523,242
Bermuda - 0.97%
SeaDrill, Ltd., GDR *	71,300	1,486,850

Brazil - 1.72%
B2W Companhia Global Do Varejo	2,000	56,220
Centrais Eletricas Brasileiras SA, ADR *	900	13,917
Centrais Eletricas Brasileiras SA *	7,200	112,170
Companhia Brasileira de Meios de Pagamento	49,500	491,200
Hypermarcas SA *	12,000	234,974
Itau Unibanco Holding SA	3,630	73,145
Tele Norte Leste Participacoes SA, ADR	12,500	234,875
Vale SA, SADR (a)	38,700	793,737
Vale SA	27,100	626,823

		2,637,061
Canada - 4.79%
Barrick Gold Corp.	20,500	776,950
BCE, Inc.	13,900	342,615
Cameco Corp.	60,500	1,678,845
Canadian Natural Resources, Ltd.	23,600	1,593,686
Enbridge, Inc.	9,000	349,442
Potash Corp. of Saskatchewan, Inc.	20,400	1,850,509

The accompanying notes are an integral part of the financial statements.
289

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Research In Motion, Ltd. *	3,300	$222,915
Suncor Energy, Inc.	15,100	527,474

		7,342,436
Chile - 0.18%
Enersis SA, SADR	15,000	276,750

China - 4.58%
Bank of China, Ltd.	6,149,000	3,216,655
China Construction Bank Corp.	349,000	277,715
China Railway Construction Corp. - Hong
Kong Exchange	111,500	147,392
China Shenhua Energy Company, Ltd.	304,500	1,309,107
Industrial & Commercial Bank of China, Ltd.	2,561,000	1,916,015
Xinao Gas Holdings, Ltd., GDR	78,000	154,461

		7,021,345
Denmark - 0.99%
Novo Nordisk AS	24,160	1,517,470

Finland - 0.62%
Rautaruukki Oyj	10,982	263,308
UPM-Kymmene Oyj	57,162	685,156

		948,464
France - 11.74%
Air France KLM *	3,417	62,260
Air Liquide	8,171	929,190
AXA Group SA	6,031	163,191
BNP Paribas SA	23,617	1,888,943
Bouygues SA	31,372	1,598,891
France Telecom SA	54,227	1,450,496
GDF Suez	11,600	518,633
Lafarge SA	16,194	1,447,705
L'Oreal SA	31,664	3,165,060
Pernod-Ricard SA	34,569	2,749,486
Veolia Environnement SA	73,207	2,812,176
Vivendi SA	39,003	1,209,467

		17,995,498
Germany - 6.65%
Allianz SE	11,328	1,415,418
Bayer AG	17,900	1,239,747
Daimler AG	4,700	236,670
Deutsche Bank AG	31,600	2,426,050
Deutsche Boerse AG	3,320	271,338
E.ON AG	7,600	322,720
Fresenius Medical Care AG	3,519	175,299
Heidelbergcement AG	7,000	454,117
Muenchener Rueckversicherungs-
Gesellschaft AG (MunichRe)	4,950	789,762
SAP AG	13,900	677,300
Siemens AG	23,500	2,178,343

		10,186,764
Hong Kong - 3.62%
Anhui Conch Cement Company, Ltd., Class H	170,000	1,124,245
China Overseas Land & Investment, Ltd.	299,440	642,241
China Shanshui Cement Group, Ltd. *	17,000	12,701
Gome Electrical Appliances Holdings, Ltd. *	1,028,960	272,721

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Hang Lung Properties, Ltd.	70,000	$256,611
Hong Kong Exchanges & Clearing, Ltd.	22,600	405,939
Kerry Properties, Ltd.	88,500	475,331
Li & Fung, Ltd.	34,000	138,679
Li Ning Company, Ltd.	58,000	178,475
Nine Dragons Paper Holdings, Ltd.	298,000	379,410
Sun Hung Kai Properties, Ltd.	43,000	631,346
Tencent Holdings, Ltd.	14,800	237,986
Wharf Holdings, Ltd.	151,000	796,638

		5,552,323
India - 3.23%
Bharti Telecom, Ltd.	162,800	1,416,873
Container Corporation of India, Ltd.	7,807	193,810
DLF, Ltd.	292,525	2,646,749
Reliance Industries, Ltd. *	15,265	694,942

		4,952,374
Indonesia - 0.03%
Astra International Tbk PT	12,500	43,049

Ireland - 1.80%
CRH PLC - London Exchange	99,455	2,764,860

Israel - 0.25%
ICL Israel Chemicals, Ltd.	32,713	375,794

Italy - 0.30%
Snam Rete Gas SpA	64,000	311,518
UniCredit Italiano SpA *	39,400	154,415

		465,933
Japan - 11.63%
Canon, Inc.	7,500	300,028
Chiyoda Corp.	35,000	272,720
Hirose Electric Company, Ltd.	2,700	303,516
Keyence Corp.	1,600	340,203
Kurita Water Industries, Ltd.	17,800	636,548
Mitsubishi Corp.	80,400	1,614,712
Mitsui O.S.K. Lines, Ltd.	63,000	370,947
Murata Manufacturing Company, Ltd.	24,700	1,164,317
Nintendo Company, Ltd.	7,800	1,994,441
Nissan Motor Company, Ltd. *	19,100	128,274
NTT DoCoMo, Inc.	210	334,637
Oracle Corp. - Japan	9,500	421,768
Seven & I Holdings Company, Ltd.	12,100	288,421
Shinsei Bank, Ltd. * (a)	84,000	128,008
SMC Corp.	12,700	1,553,493
Softbank Corp.	107,940	2,356,560
Sumitomo Metal Mining Company, Ltd.	37,000	602,472
Sumitomo Mitsui Financial Group, Inc.	12,000	415,411
Terumo Corp.	6,000	328,603
Tokio Marine Holdings, Inc.	10,100	291,949
Tokyo Electron, Ltd.	12,400	783,787
Toyota Motor Corp.	34,800	1,369,587
Trend Micro, Inc.	49,000	1,821,119

		17,821,521
Malaysia - 0.42%
Commerce Asset Holdings BHD	80,100	256,042

The accompanying notes are an integral part of the financial statements.
290

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Genting BHD	55,500	$109,308
Tanjong PLC	65,400	282,949

		648,299
Mexico - 4.36%
America Movil SAB de CV, Series L, ADR	35,300	1,547,199
Cemex SA de CV, SADR *	20,300	262,276
Grupo Financiero Inbursa SA de CV	536,235	1,517,684
Telefonos de Mexico SAB de CV, Series L,
SADR	67,911	1,184,368
Telmex Internacional SAB de CV, ADR	122,411	1,707,633
Wal-Mart de Mexico SA de CV, Series V	132,700	460,129

		6,679,289
Netherlands - 4.24%
Koninklijke KPN NV	221,400	3,674,171
Royal Dutch Shell PLC, A Shares	40,558	1,160,302
Unilever NV	51,100	1,475,108
Wolters Kluwer NV	8,900	190,464

		6,500,045
Poland - 0.16%
Bank Pekao SA *	4,560	243,098

Portugal - 0.24%
Jeronimo Martins, SGPS SA	42,000	367,958

Russia - 0.81%
Gazprom OAO, SADR	37,400	869,550
JSC MMC Norilsk Nickel, ADR *	30,213	374,641

		1,244,191
Singapore - 0.32%
Oversea-Chinese Banking Corp., Ltd.	49,000	271,351
Yanlord Land Group, Ltd.	134,000	215,282

		486,633
South Africa - 0.96%
AngloGold Ashanti, Ltd.	5,300	215,036
Harmony Gold Mining Company, Ltd.	1,500	16,248
Sappi, Ltd., SADR *	19,100	73,726
Sappi, Ltd.	75,281	284,496
Sasol, Ltd.	20,300	771,941
Telkom SA, Ltd.	20,124	116,228

		1,477,675
South Korea - 2.69%
DC Chemical Company, Ltd.	650	145,176
Hyundai Mobis	5,800	811,281
KT&G Corp.	2,220	134,476
LG Chem, Ltd.	4,930	913,225
LG Electronics, Inc.	1,825	193,628
Samsung Electronics Company, Ltd.	1,882	1,297,591
Shinhan Financial Group Company, Ltd. *	9,860	394,568
SK Telecom Company, Ltd.	1,500	233,075

		4,123,020
Spain - 2.23%
Banco Bilbao Vizcaya Argentaria SA	164,932	2,935,145
Telefonica SA	17,572	485,028

		3,420,173

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden - 1.02%
Assa Abloy AB, Series B	32,400	$525,885
Hennes & Mauritz AB, B shares	18,505	1,039,887

		1,565,772
Switzerland - 6.43%
Credit Suisse Group AG	11,627	647,162
Holcim, Ltd. *	31,383	2,158,942
Lindt & Spruengli AG-PC	318	772,843
Nestle SA	15,533	662,634
Roche Holdings AG - Genusschein	23,953	3,877,443
Swisscom AG	973	348,512
Synthes AG	4,920	593,437
UBS AG - Swiss Exchange *	43,274	793,141

		9,854,114
Taiwan - 1.08%
Acer Sertek, Inc.	385,180	982,932
Acer, Inc., GDR	18,382	231,613
Epistar Corp.	8,000	28,768
MediaTek, Inc.	11,012	183,691
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	21,306	233,514

		1,660,518
Thailand - 0.45%
Banpu PCL	53,400	683,693
C.P. Seven Eleven PCL	22,400	13,208

		696,901
Turkey - 0.06%
Turkcell Iletisim Hizmetleri AS, ADR	5,300	94,711
United Kingdom - 13.69%
ARM Holdings PLC	184,800	426,447
BAE Systems PLC	81,900	457,063
Barclays PLC *	247,800	1,464,499
BG Group PLC	129,600	2,255,476
BHP Billiton PLC	36,200	994,848
British Airways PLC * (a)	105,000	370,786
HSBC Holdings PLC	417,317	4,777,351
Imperial Tobacco Group PLC	106,634	3,081,144
Orascom Construction Industries	200	8,448
Prudential PLC	32,600	313,719
Reed Elsevier PLC	20,100	150,535
Reliance Industries, Ltd., GDR * (g)	2,800	257,882
SABMiller PLC	22,900	552,760
Scottish & Southern Energy PLC	12,900	241,874
Serco Group PLC	32,100	259,167
Shire Pharmaceuticals Group PLC, ADR	12,200	637,938
Shire, Ltd.	23,100	401,236
Standard Chartered PLC	62,746	1,547,089
Standard Chartered PLC	1,600	39,043
Tesco PLC	430,000	2,751,445

		20,988,750
United States - 0.46%
Epistar Corp., GDR * (g)	17,000	306,554

The accompanying notes are an integral part of the financial statements.
291

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Genpact, Ltd. *	32,400	$398,520

		705,074

TOTAL COMMON STOCKS (Cost $126,160,310)		$146,191,682

PREFERRED STOCKS - 0.43%

Brazil - 0.43%
Companhia Energetica de Sao Paulo, Class B *	9,500	116,900
Eletropaulo Metropolitana SA, Class B (h)	6,000	122,770
Investimentos Itau SA (h)	36,000	217,837
Vale SA, Class A (h)	10,000	206,593

		664,100

TOTAL PREFERRED STOCKS (Cost $543,196)		$664,100

RIGHTS - 0.03%

France - 0.03%
BNP Paribas SA (Expiration Date 10/13/2009,
Strike Price: EUR 40.00) *	23,617	51,149

TOTAL RIGHTS (Cost $0)		$51,149

SECURITIES LENDING COLLATERAL - 0.72%

United States - 0.72%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	109,703	1,098,125

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,098,105)		$1,098,125

REPURCHASE AGREEMENTS - 3.59%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$5,494,002 on 10/01/2009,
collateralized by $5,025,000
Federal Home Loan Bank, 5.50%
due 07/15/2036 (valued at
$5,609,156, including interest)	$5,494,000	$5,494,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,494,000)		$5,494,000

Total Investments (Overseas Equity Trust)
(Cost $133,295,611) - 100.13%		$153,499,056
Other assets and liabilities, net - (0.13)%		(199,084)

TOTAL NET ASSETS - 100.00%		$153,299,972

The portfolio had the following five top industry concentrations as of September 30, 2009 (as a percentage of total net assets):

Banking	12.24%
Telecommunications Equipment & Services	8.87%
Financial Services	4.76%
Construction Materials	4.62%
Pharmaceuticals	3.94%

Pacific Rim Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.88%

Australia - 14.62%
Australia and New Zealand
Banking Group, Ltd.	94,426	$2,024,194
BHP Billiton, Ltd.	75,514	2,495,396
Challenger Financial Services Group, Ltd.	94,000	281,226
Commonwealth Bank of Australia, Ltd.	33,667	1,530,820
John Fairfax Holdings, Ltd. (a)	409,707	620,793
Macquarie Group, Ltd.	15,048	775,052
National Australia Bank, Ltd.	42,395	1,145,918
Newcrest Mining, Ltd.	18,000	506,059
Orica, Ltd.	26,079	538,934
QBE Insurance Group, Ltd.	40,147	849,210
Rio Tinto, Ltd.	11,152	580,122
Santos, Ltd.	48,942	652,740
Telstra Corp., Ltd.	58,045	167,201
Westpac Banking Corp., Ltd.	23,104	532,297
Woodside Petroleum, Ltd.	30,000	1,373,064
WorleyParsons, Ltd.	14,013	366,634

		14,439,660
China - 6.27%
Bank of China, Ltd.	982,000	513,702
China Construction Bank Corp.	1,100,000	875,317
China Life Insurance Company, Ltd.	214,000	935,781
China Shenhua Energy Company, Ltd.	194,000	834,045
Dongfeng Motor Group Company, Ltd.	532,000	556,795
Industrial & Commercial Bank of China, Ltd.	2,238,000	1,674,363
Maanshan Iron & Steel Company, Ltd. *	300,000	178,755
PetroChina Company, Ltd., Class H	500,000	569,563
ZTE Corp., Class H	10,956	57,477

		6,195,798
Hong Kong - 9.95%
BOC Hong Kong Holdings, Ltd.	100,000	218,636
Cheung Kong Holdings, Ltd.	70,000	881,858
China Merchants Holdings International
Company, Ltd.	120,000	394,921
China Mobile, Ltd.	80,000	784,593
China Overseas Land & Investment, Ltd.	160,320	343,855
China Resource Power Holdings, Ltd.	204,600	471,640
China Resources Land, Ltd.	118,000	256,424
CNOOC, Ltd.	380,000	514,820
Digital China Holdings, Ltd.	357,000	337,295
Esprit Holdings, Ltd.	53,000	355,439
Hong Kong Exchanges & Clearing, Ltd.	15,000	269,429
Hutchison Whampoa, Ltd.	30,000	214,898
Ju Teng International Holdings, Ltd.	380,000	320,918
MTR Corp., Ltd.	300,000	1,034,761
Orient Overseas International, Ltd.	72,000	365,882
Shun Tak Holdings, Ltd.	650,000	490,451
Sun Hung Kai Properties, Ltd.	70,000	1,027,773
Tencent Holdings, Ltd.	77,000	1,238,169
Wynn Macau, Ltd. *	235,600	306,430

		9,828,192
Indonesia - 0.31%
Telekomunikasi Indonesia Tbk PT	350,000	311,338

Japan - 43.11%
Ajinomoto Company, Inc.	54,000	539,680

The accompanying notes are an integral part of the financial statements.
292

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Asahi Glass Company, Ltd.	117,130	$938,183
Canon, Inc.	19,850	794,075
Chiba Bank, Ltd.	118,690	730,667
Chiyoda Corp.	56,410	439,547
Credit Saison Company, Ltd. (a)	24,980	292,080
Daiwa Securities Group, Inc.	115,330	593,299
Disco Corp.	6,990	462,369
East Japan Railway Company	15,300	1,098,737
Hitachi Metals, Ltd.	100,000	1,014,263
Honda Motor Company, Ltd.	55,290	1,676,502
Ibiden Company, Ltd.	18,740	690,793
Inpex Holdings, Inc.	54	457,917
JAFCO Company, Ltd. *	16,590	502,117
JSR Corp.	60,900	1,241,358
Kao Corp.	44,850	1,105,644
KDDI Corp.	243	1,366,880
Keyence Corp.	2,010	427,380
Komatsu, Ltd.	82,400	1,530,112
Matsushita Electric Industrial Company, Ltd.	39,240	574,137
Mitsubishi Corp.	87,270	1,752,686
Mitsubishi Electric Corp.	78,690	591,046
Mitsubishi Estate Company, Ltd.	82,090	1,283,148
Mitsubishi UFJ Lease & Finance
Company, Ltd.	24,450	732,511
Mitsui Sumitomo Insurance Group
Holdings, Inc.	15,000	413,092
Nabtesco Corp.	45,050	533,892
Nintendo Company, Ltd.	1,690	432,129
Nippon Telegraph & Telephone Corp.	11,800	544,708
Nomura Holdings, Inc.	115,000	702,564
Olympus Optical Company, Ltd.	27,030	711,540
ORIX Corp.	32,500	1,976,030
Point, Inc.	12,000	792,522
Sekisui Chemical Company, Ltd.	92,500	533,900
Sugi Pharmacy Company, Ltd. (a)	38,000	806,186
Sumitomo Bakelite Company, Ltd.	50,250	264,625
Sumitomo Electric Industries, Ltd.	106,720	1,384,386
Sumitomo Mitsui Financial Group, Inc.	25,500	882,748
Sumitomo Trust & Banking Company, Ltd.	134,840	708,907
Taiyo Nippon Sanso Corp.	72,080	852,569
Takashimaya Company, Ltd.	83,050	660,024
Takeda Pharmaceutical Company, Ltd.	16,400	683,163
TDK Corp.	20,000	1,146,415
The Bank of Yokohama, Ltd.	184,010	895,175
THK Company, Ltd.	46,840	909,727
Tokuyama Corp.	100,580	734,681
Tokyo Electron, Ltd.	17,070	1,078,971
Tokyu Corp.	150,000	716,945
Toyo Suisan Kaisha, Ltd.	22,000	596,108
Toyota Motor Corp.	25,370	998,460
Tsumura & Company, Ltd.	25,000	900,027
Yokogawa Electric Corp.	98,570	865,905

		42,560,530
Malaysia - 1.81%
AMMB Holdings BHD	605,400	743,096
Commerce Asset Holdings BHD	150,000	479,479

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Genting BHD	284,937	$561,189

		1,783,764
Singapore - 2.57%
Allgreen Properties, Ltd.	250,000	198,247
DBS Group Holdings, Ltd.	200,000	1,871,801
Genting International PLC * (a)	591,000	465,696

		2,535,744
South Korea - 8.95%
GS Engineering & Construction Corp.	4,740	369,310
Hyundai Department Store Company, Ltd.	4,000	372,650
Hyundai Development Company	20,000	724,573
LG Corp.	11,700	782,339
LG Display Company, Ltd.	10,000	287,743
LG Electronics, Inc.	12,000	1,273,170
POSCO	3,000	1,243,980
Samsung Electronics Company, Ltd.	3,100	2,137,371
Shinhan Financial Group Company, Ltd. *	23,000	920,393
Shinsegae Company, Ltd.	1,440	726,393

		8,837,922
Taiwan - 8.38%
Acer Sertek, Inc.	136,350	347,948
Advanced Semiconductor Engineering, Inc.	679,000	559,352
Asia Cement Corp.	4,500	5,018
Asustek Computer, Inc.	60,180	103,004
China Motor Company, Ltd. *	862,000	574,748
Coretronic Corp.	440,000	544,500
Epistar Corp.	172,000	618,521
Fubon Group Company, Ltd. *	559,000	630,449
Fuhwa Financial Holdings Company, Ltd.	325,000	239,148
Hon Hai Precision Industry Company, Ltd.	443,600	1,775,080
InnoLux Display Corp.	300,000	381,326
MediaTek, Inc.	30,000	500,430
Powertech Technology, Inc.	116,000	348,746
Quanta Computer, Inc.	2,660	5,588
Taiwan Fertilizer Company, Ltd.	194,000	691,663
Taiwan Semiconductor
Manufacturing Company, Ltd.	180,899	363,169
Uni-President Enterprises Corp.	147,000	173,160
Wistron Corp.	219,655	408,703

		8,270,553
Thailand - 1.91%
Bangkok Bank PCL, Foreign Shares	90,000	331,178
Bangkok Bank PCL, NVDR	116,300	420,986
Esso Thailand PCL	1,220,000	266,567
LPN Development PCL	808,000	177,640
LPN Development PCL	910,000	200,195
Siam Cement PCL, NVDR	73,000	484,836

		1,881,402

TOTAL COMMON STOCKS (Cost $93,219,146)	$ 96,644,903

The accompanying notes are an integral part of the financial statements.
293

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.25%

South Korea - 0.25%
Hyundai Motor Company, Ltd. (h)	7,000	$242,035

TOTAL PREFERRED STOCKS (Cost $164,416)		$242,035

WARRANTS - 0.01%

Malaysia - 0.01%
IJM Land Berhad
(Expiration Date 09/11/2013, Strike
Price: MYR 1.35) *	38,210	11,482

TOTAL WARRANTS (Cost $0)		$11,482

RIGHTS - 0.03%
Singapore - 0.03%
Genting Singapore PLC (Expiration Date
10/12/2009, Strike Price: SGD 0.80) * (a)	118,200	26,851

TOTAL RIGHTS (Cost $0)		$26,851

SECURITIES LENDING COLLATERAL - 2.00%
United States - 2.00%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	197,421	1,976,184

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,976,339)		$1,976,184

REPURCHASE AGREEMENTS - 0.69%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$680,000 on 10/01/2009,
collateralized by $660,000 U.S.
Treasury Bonds, 4.25% due
05/15/2039 (valued at $694,650,
including interest)	$680,000	$680,000

TOTAL REPURCHASE AGREEMENTS
(Cost $680,000)		$680,000

Total Investments (Pacific Rim Trust)
(Cost $96,039,901) - 100.86%		$99,581,455
Other assets and liabilities, net - (0.86)%		(848,481)

TOTAL NET ASSETS - 100.00%		$98,732,974

The portfolio had the following five top industry concentrations as of September 30, 2009 (as a percentage of total net assets):

Banking	14.31%
Financial Services	8.78%
Electronics	7.63%
Chemicals	4.92%
Real Estate	4.90%

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.02%

Diversified - 0.47%
NRDC Acquisition Corp. * (a)	146,050	$1,510,157

Financial - 98.55%
AMB Property Corp., REIT	390,800	8,968,860
American Campus Communities, Inc., REIT	264,100	7,091,085
Apartment Investment & Management
Company, Class A, REIT	511,900	7,550,525
Avalon Bay Communities, Inc., REIT (a)	163,180	11,868,081
BioMed Realty Trust, Inc., REIT	435,550	6,010,590
Boston Properties, Inc., REIT	333,450	21,857,647
BRE Properties, Inc., Class A, REIT	290,350	9,087,955
Cogdell Spencer, Inc., REIT	325,100	1,560,480
Colonial Properties Trust, REIT	128,800	1,253,224
DiamondRock Hospitality Company, REIT *	350,300	2,837,430
Digital Realty Trust, Inc., REIT (a)	286,679	13,104,097
Duke Realty Corp., REIT	504,700	6,061,447
Education Realty Trust, Inc., REIT	349,350	2,071,646
Entertainment Properties Trust, REIT	37,444	1,278,338
Equity Residential, REIT	427,334	13,119,154
Government Properties Income Trust, REIT *	69,200	1,661,492
HCP, Inc., REIT	568,150	16,328,631
Health Care, Inc., REIT (a)	311,150	12,950,063
Host Hotels & Resorts, Inc., REIT	745,394	8,773,287
Kilroy Realty Corp., REIT	192,650	5,344,111
Kimco Realty Corp., REIT (a)	139,750	1,822,340
LTC Properties, Inc., REIT	66,710	1,603,708
Nationwide Health Properties, Inc., REIT	405,358	12,562,044
Post Properties, Inc., REIT	166,850	3,003,300
ProLogis, REIT (a)	794,650	9,472,228
PS Business Parks, Inc., REIT	64,600	3,315,272
Public Storage, Inc., REIT	291,730	21,949,765
Ramco-Gershenson Properties Trust, REIT	183,650	1,638,158
Regency Centers Corp., REIT (a)	433,722	16,069,400
Senior Housing Properties Trust, REIT	513,350	9,810,119
Simon Property Group, Inc., REIT (a)	585,925	40,680,747
SL Green Realty Corp., REIT (a)	183,550	8,048,668
Sovran Self Storage, Inc., REIT	97,650	2,971,490
Sunstone Hotel Investors, Inc., REIT *	455,950	3,237,245
Taubman Centers, Inc., REIT	128,900	4,650,712
The Macerich Company, REIT (a)	22,294	676,167
Vornado Realty Trust, REIT (a)	181,210	11,671,736
Washington Real Estate Investment Trust,
REIT	189,750	5,464,800

		317,426,042

TOTAL COMMON STOCKS (Cost $271,093,973)		$318,936,199

SECURITIES LENDING COLLATERAL - 28.25%

Securities Lending Collateral - 28.25%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	9,091,261	91,003,525

TOTAL SECURITIES LENDING COLLATERAL
(Cost $90,999,994)		$91,003,525

The accompanying notes are an integral part of the financial statements.
294

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.52%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$1,668,000 on 10/01/2009,
collateralized by $1,525,000
Federal Home Loan Bank, 5.50%
due 07/15/2036 (valued at
$1,702,281, including interest)	$1,668,000	$1,668,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,668,000)		$1,668,000

Total Investments (Real Estate Securities Trust)
(Cost $363,761,967) - 127.79%		$411,607,724
Other assets and liabilities, net - (27.79)%		(89,511,624)

TOTAL NET ASSETS - 100.00%		$322,096,100

Real Return Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 91.36%

Treasury Inflation-Protected
Securities (d) - 90.63%
1.875% due 07/15/2015 to 07/15/2019	$67,980,942	$70,214,655
2.00% due 04/15/2012 to 01/15/2016	26,226,451	27,207,422
2.375% due 04/15/2011 to 01/15/2025	120,763,711	126,661,426
2.50% due 07/15/2016	23,050,906	24,707,690
3.375% due 01/15/2012 to 04/15/2032	20,259,593	23,747,282
3.625% due 04/15/2028	38,764,908	47,923,118
3.875% due 04/15/2029	74,051,160	95,340,868
1.75% due 01/15/2028	308,400	295,486
2.00% due 01/15/2026	59,506,747	59,376,546
2.375% due 01/15/2027	1,708,672	1,795,708
2.50% due 01/15/2029	16,550,985	17,787,145
1.625% due 01/15/2015	32,283,368	32,888,681
1.875% due 07/15/2013	69,698,038	72,006,786
2.00% due 01/15/2014 to 07/15/2014	83,820,195	86,939,648
2.125% due 01/15/2019	23,572,615	24,751,246
2.625% due 07/15/2017	44,506,708	48,317,595
3.00% due 07/15/2012	28,343,305	30,132,476
3.50% due 01/15/2011	48,101,061	50,070,223

		840,164,001

U.S. Treasury Notes - 0.73%
0.875% due 04/30/2011 ***	1,335,000	1,338,650
1.125% due 06/30/2011	4,400,000	4,425,436
3.00% due 08/31/2016	1,000,000	1,005,938

		6,770,024

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $832,001,466)		$846,934,025

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.92%

Federal Home Loan Mortgage Corp. - 1.88%
4.50% due 05/15/2017	152,915	158,145
4.557% due 01/01/2034	176,030	179,597
5.226% due 08/01/2036 (b)	464,644	481,755
5.871% due 04/01/2036 (b)	1,146,605	1,216,835
6.50% due 11/01/2017 to 07/01/2037	1,066,880	1,140,943

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
6.613% due 10/01/2036 (b)		$3,052,087	$3,225,059
6.633% due 09/01/2036 (b)		4,759,747	5,027,000
6.701% due 07/01/2036 (b)		4,792,312	5,048,224
0.3431% due 02/01/2011 (b)		983,000	981,833

			17,459,391

Federal National Mortgage
Association - 1.04%
2.251% due 07/01/2044 to 10/01/2044 (b)		256,042	255,606
3.413% due 07/01/2035		1,957,532	2,016,070
4.039% due 03/01/2044 (b)		2,591,209	2,587,055
4.647% due 01/01/2035 (b)		336,536	344,492
5.589% due 02/01/2036 (b)		1,672,648	1,775,098
6.00% due 10/01/2036		75,992	80,534
6.00% TBA **		100,000	105,484
6.50% due 02/01/2029 to 03/01/2038		2,251,048	2,416,151

			9,580,490

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $26,255,859)			$27,039,881

FOREIGN GOVERNMENT OBLIGATIONS - 4.01%

Germany - 0.70%
Federal Republic of Germany
2.25% due 04/15/2013	EUR	4,195,320	6,494,064

Japan - 3.31%
Government of Japan
0.80% due 12/10/2015	JPY	300,900,000	3,124,144
1.10% due 12/10/2016		931,134,000	9,685,287
1.20% due 06/10/2017		1,006,000,000	10,442,721
1.20% due 12/10/2017		359,540,000	3,720,167
1.40% due 06/10/2018		357,720,000	3,718,072

			30,690,391

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $32,207,766)			$37,184,455

CORPORATE BONDS - 23.32%

Basic Materials - 1.05%
Alcoa, Inc.
6.00% due 07/15/2013		$459,000	479,131
6.75% due 07/15/2018		4,000,000	4,009,936
Falconbridge, Ltd.
5.375% due 06/01/2015		3,900,000	3,891,248
7.35% due 06/05/2012		1,300,000	1,394,209

			9,774,524
Communications - 1.56%
EchoStar DBS Corp.
7.00% due 10/01/2013		3,800,000	3,828,500
Harris Corp.
5.95% due 12/01/2017		5,000,000	5,352,570
Omnicom Group, Inc.
5.90% due 04/15/2016		1,250,000	1,318,820
Telefonica Emisiones SAU
0.8094% due 02/04/2013 (b)		4,000,000	3,926,240

			14,426,130

The accompanying notes are an integral part of the financial statements.
295

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Consumer, Cyclical - 1.61%
Autozone, Inc.
5.875% due 10/15/2012		$3,600,000	$3,850,243
Federated Retail Holdings, Inc.
5.90% due 12/01/2016		1,000,000	916,192
Macy's Retail Holdings, Inc.
7.45% due 07/15/2017		1,000,000	954,058
Marriott International, Inc.
6.375% due 06/15/2017		5,000,000	4,992,145
Starwood Hotels & Resorts Worldwide, Inc.
6.75% due 05/15/2018		1,000,000	943,750
Yum! Brands, Inc.
6.25% due 03/15/2018		3,000,000	3,232,083

			14,888,471

Consumer, Non-cyclical - 0.66%
Cardinal Health, Inc.
6.00% due 06/15/2017		1,500,000	1,579,149
Roche Holdings, Inc.
2.3931% due 02/25/2011 (b)(g)		2,200,000	2,259,712
UnitedHealth Group, Inc.
4.875% due 02/15/2013		200,000	207,874
UST, Inc.
6.625% due 07/15/2012		1,900,000	2,080,506

			6,127,241

Energy - 0.25%
Duke Capital LLC
5.668% due 08/15/2014		1,300,000	1,379,836
Gaz Capital SA
7.343% due 04/11/2013 (g)		400,000	424,520
8.146% due 04/11/2018 (g)		500,000	528,150

			2,332,506

Financial - 17.25%
American Express Bank FSB
5.50% due 04/16/2013		1,100,000	1,160,953
American Express Credit Corp.
5.125% due 08/25/2014		1,000,000	1,034,417
American International Group, Inc.
8.625% until 05/22/2018, then
variable due 05/22/2038	GBP	400,000	348,397
5.60% due 10/18/2016		$200,000	146,749
8.25% due 08/15/2018		1,100,000	934,815
American International Group, Inc., MTN
5.85% due 01/16/2018		4,100,000	2,968,433
American International Group, Inc., Series 1
0.62% due 10/18/2011 (b)		1,400,000	1,232,806
American International Group, Inc., Series WI
8.175% until 05/15/2038, then variable
due 05/15/2068		1,800,000	1,080,000
ANZ National International, Ltd.
6.20% due 07/19/2013 (g)		2,400,000	2,626,135
Australia & New Zealand Banking Group, Ltd.
0.5719% due 06/18/2012 (b)(g)		500,000	499,745
Bank of America Corp.
0.5906% due 11/06/2009 (b)		700,000	699,969
0.7912% due 04/30/2012 (b)		2,000,000	2,015,628
Bank of Ireland, MTN
0.3419% due 12/18/2009 (b)		900,000	898,652

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Barclays Bank PLC
7.434% until 12/15/2017, then
variable due 09/29/2049 (g)		$700,000	$612,500
Citigroup Capital XXI
8.30% until 12/21/2037, then variable
due 12/21/2057		1,300,000	1,155,375
Citigroup, Inc.
0.3131% due 12/28/2009 (b)		4,900,000	4,893,013
0.5194% due 05/18/2011 (b)		2,500,000	2,438,392
5.50% due 04/11/2013		1,600,000	1,637,322
Commonwealth Bank of Australia
0.785% due 06/25/2014 (b)(g)		5,300,000	5,275,445
0.925% due 07/12/2013 (b)(g)		19,900,000	19,827,047
Countrywide Financial Corp, Series MTN
0.9081% due 05/07/2012 (b)		6,405,000	6,168,816
Dexia Credit Local
0.9394% due 09/23/2011 (b)(g)		1,900,000	1,918,202
DnB NOR Bank ASA
0.58% due 10/13/2009 (b)(g)		900,000	899,578
Everest Reinsurance Holdings, Inc.
5.40% due 10/15/2014		1,000,000	1,001,196
Ford Motor Credit Company LLC
7.25% due 10/25/2011		2,150,000	2,088,099
7.80% due 06/01/2012		150,000	144,968
Foundation Re II, Ltd.
7.19% due 11/26/2010 (b)(g)		700,000	685,268
General Electric Capital Corp.
5.5% until 09/15/2017, then
variable due 09/15/2067 (g)	EUR	5,400,000	6,124,115
General Electric Capital Corp. MTN
0.2919% due 09/21/2012 (b)		$2,700,000	2,700,797
Genworth Financial, Inc., MTN
6.515% due 05/22/2018		1,800,000	1,541,596
Goldman Sachs Group, Inc.
0.5831% due 06/28/2010 (b)		3,500,000	3,505,359
0.7394% due 03/22/2016 (b)		2,100,000	1,980,548
Green Valley, Ltd.
4.629% due 01/10/2011 (b)(g)	EUR	500,000	699,864
HCP, Inc., MTN
6.70% due 01/30/2018		$1,000,000	962,133
HSBC Finance Corp.
0.5638% due 10/21/2009 (b)		1,600,000	1,600,010
ING Bank Australia, Ltd., Series RTD
3.96% due 06/24/2014 (b)	AUD	600,000	530,447
International Lease Finance Corp., MTN
6.625% due 11/15/2013		$800,000	634,334
Lehman Brothers Holdings, Inc.
6.20% due 09/26/2014 ^		200,000	34,000
7.00% due 09/27/2027 ^ (g)		500,000	85,000
Lehman Brothers Holdings, Inc., EMTN
0.00% due 04/05/2011 ^	EUR	38,000	7,924
5.125% due 06/27/2014 ^ (g)		700,000	147,249
Lehman Brothers Holdings, Inc., MTN
6.875% due 05/02/2018 ^		$1,500,000	266,250
Liberty Mutual Group, Inc.
5.75% due 03/15/2014 (g)		900,000	847,159
Longpoint Re, Ltd.
5.549% due 05/08/2010 (b)(g)		1,000,000	1,000,000

The accompanying notes are an integral part of the financial statements.
296

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Marsh & McLennan Companies, Inc.
5.75% due 09/15/2015		$3,000,000	$3,163,518
Merna Reinsurance, Ltd., Series A
0.9325% due 07/07/2010 (b)		4,200,000	4,086,600
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018		600,000	631,018
Metropolitan Life Global Funding I
2.2019% due 06/10/2011 (b)(g)		10,100,000	10,083,527
Morgan Stanley
0.7875% due 01/09/2012 (b)		300,000	291,977
0.96% due 10/18/2016 (b)		1,300,000	1,160,782
Morgan Stanley, Series GMTN
0.8375% due 01/09/2014 (b)		1,100,000	1,023,458
Mystic Re, Ltd.
10.3606% due 06/07/2011 (b)(g)		1,700,000	1,693,425
National Australia Bank, Ltd.
0.9144% due 02/08/2010 (b)(g)		9,300,000	9,298,335
5.35% due 06/12/2013 (g)		2,100,000	2,239,140
Pacific Life Global Funding
5.15% due 04/15/2013 (g)		700,000	732,026
Pearson Dollar Finance PLC
5.70% due 06/01/2014 (g)		2,500,000	2,627,793
ProLogis
6.625% due 05/15/2018		1,300,000	1,200,410
Residential Reinsurance 2007, Ltd., Series CL1
7.6106% due 06/07/2010 (b)(g)		2,700,000	2,736,180
Royal Bank of Scotland Group PLC
7.0916% until 09/29/2017, then
variable due 10/29/2049	EUR	500,000	358,520
Santander Perpetual SA Unipersonal
6.671% until 10/24/2017, then
variable due 10/29/2049 (g)		$3,100,000	2,726,366
Santander US Debt SA Unipersonal
0.3744% due 11/20/2009 (b)(g)		4,700,000	4,700,207
Simon Property Group LP
6.125% due 05/30/2018		2,500,000	2,518,938
Simon Property Group LP, REIT
5.75% due 12/01/2015		600,000	613,747
SLM Corp., Series BED1
0.053% due 03/15/2012 (b)		1,027,000	753,181
Societe Financement de l'Economie Francaise
0.7131% due 07/16/2012 (b)(g)		14,400,000	14,400,992
TransCapitalInvest, Ltd.
7.70% due 08/07/2013 (g)		1,700,000	1,796,900
Vita Capita II, Ltd.
1.4969% due 01/01/2010 (b)(g)		300,000	297,060
Vita Capital III, Ltd., Series B-II
1.7169% due 01/01/2012 (b)(g)		600,000	541,800
Wachovia Bank NA, BKNT
0.4175% due 12/02/2010 (b)		1,700,000	1,700,513
Wells Fargo & Company
4.375% due 01/31/2013		1,400,000	1,445,682

			159,880,800

Industrial - 0.24%
Masco Corp.
6.125% due 10/03/2016		1,200,000	1,137,467

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial (continued)
Rexam PLC
6.75% due 06/01/2013 (g)	$1,000,000	$1,072,549

		2,210,016

Technology - 0.47%
Computer Sciences Corp.
6.50% due 03/15/2018	4,000,000	4,406,148

Utilities - 0.23%
American Electric Power Company, Inc.
5.25% due 06/01/2015	600,000	627,699
Nisource Finance Corp.
0.9769% due 11/23/2009 (b)	400,000	399,698
Sempra Energy
6.15% due 06/15/2018	1,000,000	1,083,205

		2,110,602

TOTAL CORPORATE BONDS (Cost $216,379,472)		$216,156,438

MUNICIPAL BONDS - 0.15%

California - 0.00%
California County California Tobacco Securitization
Agency
5.625% due 06/01/2023	60,000	59,876

Rhode Island - 0.05%
Tobacco Settlement Financing Corp., Series A
6.00% due 06/01/2023	465,000	472,849

West Virginia - 0.10%
Tobacco Settlement Finance Authority of West
Virginia
7.467% due 06/01/2047	1,150,000	903,509

TOTAL MUNICIPAL BONDS (Cost $1,567,689)		$1,436,234

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.57%
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	600,000	545,916
Banc of America Funding Corp., Series 2006-A,
Class 1A1
4.5681% due 02/20/2036 (b)	1,586,112	1,396,824
Banc of America Funding Corp., Series 2006-J,
Class 4A1
6.0928% due 01/20/2047 (b)	1,255,914	821,431
Banc of America Large Loan, Inc., Series
2007-BMB1, Class A1
0.7534% due 08/15/2029 (b)(g)	6,187,767	4,846,363
Bank of America Mortgage Securities, Inc.,
Series 2004-1, Class 5A1
6.50% due 09/25/2033	94,532	89,687
BCAP LLC Trust, Series 2006-AA2, Class A1
0.4163% due 01/25/2037 (b)	1,011,300	473,656
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-3, Class 3A2
4.4841% due 05/25/2033 (b)	273,816	261,324
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-10, Class 21A1
4.6734% due 01/25/2035 (b)	6,106,778	5,361,916

The accompanying notes are an integral part of the financial statements.
297

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
2.86% due 03/25/2035 (b)	$1,655,826	$1,479,197
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
2.1963% due 03/25/2035 (b)	575,545	509,773
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
2.46% due 08/25/2035 (b)	502,780	440,256
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	902,425	791,522
Bear Stearns Alt-A Trust, Series 2005-10, Class
24A1
5.7178% due 01/25/2036 (b)	3,922,061	2,428,934
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.4898% due 09/25/2036 (b)	5,002,405	3,168,253
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
0.4063% due 02/25/2034 (b)	2,270,636	1,597,038
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	9,209	9,202
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 1A1
5.6355% due 01/26/2036 (b)	4,245,558	2,419,920
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 2A1
5.485% due 12/26/2046 (b)	4,398,429	2,756,027
Citigroup Commercial Mortgage Trust, Series
2007-C6, Class A4
5.6998% due 12/10/2049 (b)	91,000	79,218
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
2.81% due 12/25/2035 (b)	88,108	76,271
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035 (b)	2,032,526	1,736,704
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
2.51% due 08/25/2035 (b)	629,107	541,687
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	754,768	618,000
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A3
4.0975% due 08/25/2035 (b)	139,598	114,533
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD5, Class A4
5.886% due 11/15/2044 (b)	200,000	186,620
Countrywide Alternative Loan Trust, Series
2006-OA12, Class A1A
0.3263% due 09/20/2046 (b)	66,153	65,387
Countrywide Alternative Loan Trust, Series
2006-OA19, Class A1
0.4263% due 02/20/2047 (b)	877,897	415,641
Countrywide Alternative Loan Trust, Series
2007-OA7, Class A1A
0.4263% due 05/25/2047 (b)	300,629	134,406
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-HYB3, Class 7A1
3.7693% due 11/19/2033 (b)	103,556	100,870

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-12, Class 11A1
4.0038% due 08/25/2034 (b)	$216,074	$141,568
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB5, Class 2A1
3.8848% due 04/20/2035 (b)	945,997	890,622
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2005-R2, Class 1AF1
0.5863% due 06/25/2035 (b)(g)	362,293	246,311
Countrywide Home Loans, Series 2005-3, Class 1A2
0.5363% due 04/25/2035 (b)	1,108,718	597,815
Credit Suisse Mortgage Capital Certificates, Series
2007-C3, Class A4
5.9123% due 06/15/2039 (b)	910,000	718,411
CS First Boston Mortgage Securities Corp., Series
2005-C6, Class A1
4.938% due 12/15/2040	167,071	168,305
Deutsche ALT-A Securities, Inc., Alternate Loan
Trust, Series 2006-AB4, Class A1B1
0.3463% due 10/25/2036 (b)	103,887	93,855
Deutsche ALT-A Securities, Inc., Alternate Loan
Trust, Series 2006-AR6, Class A1
0.3263% due 01/25/2037 (b)	352,933	335,931
Federal Home Loan Mortgage Corp., REMIC,
Series 2002-2504, Class J
5.50% due 05/15/2016	2,048,079	2,083,465
Federal Home Loan Mortgage Corp., REMIC,
Series 2007-3336, Class GA
5.00% due 05/15/2027	3,454,507	3,549,169
Federal Home Loan Mortgage Corp., Series
2003-2608, Class FJ
0.6434% due 03/15/2017 (b)	449,351	450,057
Federal Home Loan Mortgage Corp., Series 2638,
Class FA
0.6434% due 11/15/2016 (b)	410,602	411,312
Federal Home Loan Mortgage Corp., Series 2752,
Class FM
0.5934% due 12/15/2030 (b)	156,689	156,597
Federal Home Loan Mortgage Corp., Series 2905,
Class UY
4.00% due 10/15/2023	1,438	1,435
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
2.251% due 02/25/2045 (b)	2,228,834	2,109,032
Federal Home Loan Mortgage Corp., Structured
Pass Through Securities, Series T-62, Class
1A1
2.251% due 10/25/2044 (b)	917,391	896,337
Federal National Mortgage Association Whole
Loan, Series 2003-W8, Class 3F2
0.5963% due 05/25/2042 (b)	145,371	122,547
Federal National Mortgage Association Whole
Loan, Series 2004-W9, Class 1A2
5.95% due 02/25/2044	337,281	340,168
Federal National Mortgage Association, REMIC,
Series 2007-73, Class A1
0.3063% due 07/25/2037 (b)	4,555,094	4,110,730
Federal National Mortgage Association, Series
2004-63, Class FA
0.3963% due 08/25/2034 (b)	166,864	166,321

The accompanying notes are an integral part of the financial statements.
298

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2006-118, Class A2
0.3063% due 12/25/2036 (b)	$295,803	$256,686
First Horizon Asset Securities, Inc., Series
2005-AR3, Class 2A1
5.366% due 08/25/2035 (b)	786,194	650,608
Greenpoint Mortgage Funding Trust, Series
2005-AR1, Class A2
0.4663% due 06/25/2045 (b)	520,602	265,130
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
0.3263% due 10/25/2046 (b)	234,885	185,790
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
0.3263% due 01/25/2047 (b)	396,968	316,907
Harborview Mortgage Loan Trust, Series 2005-2,
Class 2A1A
0.4663% due 05/19/2035 (b)	141,601	75,155
Harborview Mortgage Loan Trust, Series 2006-1,
Class 2A1A
0.4863% due 03/19/2037 (b)	583,051	273,796
HSI Asset Securitization Corp. Trust, Series
2007-WF1, Class 2A1
0.3063% due 05/25/2037 (b)	782,484	702,839
Impac Secured Assets Corp., Series 2006-4, Class
A2A
0.3263% due 01/25/2037 (b)	54,976	40,113
Indymac Index Mortgage Loan Trust, Series
2004-AR11, Class 2A
4.9436% due 12/25/2034 (b)	528,348	319,721
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
0.3363% due 11/25/2046 (b)	246,470	223,300
JPMorgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0123% due 02/25/2035 (b)	2,756,195	2,638,764
JPMorgan Mortgage Trust, Series 2007-A1, Class
3A3
5.0049% due 07/25/2035 (b)	1,325,638	1,110,289
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336% due 05/15/2047	340,000	291,336
LB-UBS Commercial Mortgage Trust, Series
2007-C1, Class A4
5.424% due 02/15/2040	210,000	176,112
LB-UBS Commercial Mortgage Trust, Series
2007-C7, Class A3
5.866% due 09/15/2045 (b)	300,000	264,761
Lehman XS Trust, Series 2006-16N, Class A1A
0.3263% due 11/25/2046 (b)	269,897	237,084
Master Adjustable Rate Mortgages Trust, Series
2004-13, Class 3A7
3.1111% due 11/21/2034 (b)	500,000	396,215
Mastr Adjustable Rate Mortgages Trust, Series
2003-6, Class 2A1
3.8888% due 12/25/2033 (b)	278,277	239,365
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
0.6834% due 12/15/2030 (b)	448,592	383,641

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Mellon Residential Funding Corp., Series
2001-TBC1, Class A1
0.5934% due 11/15/2031 (b)	$529,343	$396,074
Merrill Lynch Floating Trust, Series 2006-1, Class A1
0.3134% due 06/15/2022 (b)(g)	110,824	84,843
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 1A
4.25% due 10/25/2035 (b)	3,860,193	3,351,455
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 2A
4.25% due 10/25/2035 (b)	2,297,233	1,975,099
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
1.2463% due 10/25/2035 (b)	581,603	513,882
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 4A
0.4963% due 11/25/2035 (b)	461,166	330,618
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 5A
0.4963% due 11/25/2035 (b)	545,388	377,141
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
0.4563% due 02/25/2036 (b)	2,293,439	1,316,972
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-9, Class A4
5.70% due 09/12/2049	100,000	78,978
Morgan Stanley Capital I, Series 2007-IQ15, Class
A4
5.8804% due 06/11/2049 (b)	500,000	438,828
Residential Accredit Loans, Inc., Series 2005-QO1,
Class A1
0.5463% due 08/25/2035 (b)	231,862	123,964
Residential Asset Securitization Trust, Series
2006-A8, Class 2A4
6.50% due 08/25/2036	1,000,000	616,987
Securitized Asset Sales, Inc., Series 1993-6, Class
A5
4.3154% due 11/26/2023 (b)	6,664	6,310
Sequoia Mortgage Trust, Series 5, Class A
0.5963% due 10/19/2026 (b)	190,037	149,885
Small Business Administration Participation
Certificates, Series 2007-20K, Class 1
5.51% due 11/01/2027 (b)	4,695,486	5,041,202
Small Business Administration, Series 2008-P10A,
Class 1
5.902% due 02/10/2018	913,581	999,158
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
3.75% due 02/25/2034 (b)	303,865	249,661
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
2.3008% due 01/25/2035 (b)	173,523	84,491
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-17, Class 3A1
5.3939% due 08/25/2035 (b)	432,773	308,486
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
0.5763% due 10/19/2034 (b)	193,289	156,880
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A1
0.4963% due 07/19/2035 (b)	378,070	285,553

The accompanying notes are an integral part of the financial statements.
299

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.4963% due 07/19/2035 (b)	$784,323	$567,711
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
0.4963% due 07/19/2035 (b)	1,585,239	1,196,398
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR4, Class 2A1
0.4363% due 06/25/2036 (b)	126,253	60,262
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A8
0.3163% due 08/25/2036 (b)	114,284	111,324
Structured Asset Mortgage Investments, Inc.,
Series 2007-AR3, Class 1A1
0.3463% due 04/25/2037 (b)	651,048	604,778
Structured Asset Securities Corp., Series
2006-NC1, Class A6
0.2963% due 05/25/2036 (b)	12,971	12,246
TBW Mortgage Backed Pass Through Certificates,
Series 2006-4, Class A1B
0.3463% due 09/25/2036 (b)	1,888	1,854
TBW Mortgage Backed Pass Through Certificates,
Series 2006-6, Class A1
0.3563% due 01/25/2037 (b)	243,815	223,238
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
0.3663% due 08/25/2011 (b)	1,068,092	1,022,236
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
0.3563% due 11/25/2011 (b)	2,363,384	2,234,458
Thornburg Mortgage Securities Trust, Series
2007-2, Class A2A
0.3763% due 06/25/2037 (b)	2,614,303	2,382,708
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418% due 01/15/2045	510,000	464,306
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
0.3334% due 09/15/2021 (b)(g)	6,972,128	5,194,005
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
0.3234% due 06/15/2020 (b)(g)	4,120,895	3,256,281
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
2.1008% due 11/25/2042 (b)	45,506	28,168
WaMu Mortgage Pass-Through Certificates, Series
2005-AR15, Class A1A1
0.5063% due 11/25/2045 (b)	239,248	143,155
WaMu Mortgage Pass-Through Certificates, Series
2006-AR17, Class 1A1A
1.7108% due 12/25/2046 (b)	202,930	113,253
WaMu Mortgage Pass-Through Certificates, Series
2006-AR3, Class A1A
1.9008% due 02/25/2046 (b)	1,388,053	1,008,378
Washington Mutual Mortgage Pass Through
Certificates, Series 2006-AR9, Class 1A
1.9008% due 08/25/2046 (b)	2,415,832	1,260,216
Washington Mutual, Inc., Series 2006-AR15, Class
2A
2.4008% due 11/25/2046 (b)	222,535	150,476

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual, Inc., Series 2006-AR7, Class
3A
2.973% due 07/25/2046 (b)	$1,012,888	$653,698
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 2A5
4.719% due 07/25/2034 (b)	107,912	106,028
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.2951% due 09/25/2034 (b)	258,351	250,907

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $119,915,496)		$98,036,727

ASSET BACKED SECURITIES - 1.78%
ACE Securities Corp., Series 2006-NC3, Class A2A
0.2963% due 12/25/2036 (b)	112,584	91,349
Asset Backed Funding Certificates, Series
2004-OPT5, Class A1
0.5963% due 06/25/2034 (b)	655,821	428,353
Asset Backed Funding Certificates, Series
2006-OPT3, Class A3A
0.3063% due 11/25/2036 (b)	16,622	16,251
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE7, Class 1A1
1.2463% due 08/25/2037 (b)	4,528,054	2,825,582
Bear Stearns Asset Backed Securities, Inc., Series
2002-2, Class A1
0.9063% due 10/25/2032 (b)	28,377	22,557
Bear Stearns Asset Backed Securities, Inc., Series
2005-4, Class A
0.5763% due 01/25/2036 (b)	19,452	18,232
Bear Stearns Asset Backed Securities, Inc., Series
2006-AQ1, Class 2A1
0.3263% due 10/25/2036 (b)	319,342	289,809
Bear Stearns Asset Backed Securities, Inc., Series
2006-HE10, Class 21A1
0.3163% due 12/25/2036 (b)	633,408	570,011
Bear Stearns Asset Backed Securities, Inc., Series
2006-HE9, Class 1A1
0.2963% due 11/25/2036 (b)	21,752	20,058
Citigroup Mortgage Loan Trust, Inc., Series
2007-AMC2, Class A3A
0.3263% due 01/25/2037 (b)	1,184,399	778,995
Countrywide Asset-Backed Certificates, Series
2006-18, Class 2A1
0.2963% due 03/25/2037 (b)	60,141	59,545
Countrywide Asset-Backed Certificates, Series
2006-21, Class 2A1
0.2963% due 05/25/2037 (b)	57,621	55,483
Credit-Based Asset Servicing and Securitization
LLC, Series 2007-CB6, Class A1
0.3663% due 07/25/2037 (b)(g)	662,024	482,172
Equity One ABS, Inc., Series 2004-1, Class AV2
0.5463% due 04/25/2034 (b)	88,483	40,514
Federal Home Loan Mortgage Corp. Structured
Pass Through Securities, Series T-32, Class A1
0.5063% due 08/25/2031 (b)	86,571	69,532
First NLC Trust, Series 2007-1, Class A1
0.3163% due 08/25/2037 (b)(g)	2,943,871	2,166,014

The accompanying notes are an integral part of the financial statements.
300

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Fremont Home Loan Trust, Series 2006-E, Class
2A1
0.3063% due 01/25/2037	$150,220	$97,898
GE Capital Commercial Mortgage Corp., Series
2002-3A, Class A1
4.229% due 12/10/2037	1,526,583	1,541,297
GSAMP Trust, Series 2004-SEA2, Class A2A
0.5363% due 03/25/2034 (b)	14,926	14,788
GSAMP Trust, Series 2006-HE7, Class A2A
0.2863% due 10/25/2036 (b)	23,603	23,162
GSAMP Trust, Series 2006-S6, Class A1A
0.3163% due 10/25/2036 (b)	5,059	4,141
HSI Asset Securitization Corp. Trust, Series
2006-HE1, Class 2A1
0.2963% due 10/25/2036 (b)	56,169	37,288
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
0.2963% due 12/25/2036 (b)	1,033,927	698,105
JPMorgan Mortgage Acquisition Corp., Series
2006-CH1, Class A2
0.2963% due 07/25/2036 (b)	52,455	50,349
JPMorgan Mortgage Acquisition Corp., Series
2006-HE3, Class A2
0.3334% due 11/25/2036 (b)	19,821	19,209
Long Beach Mortgage Loan Trust, Series
2005-WL2, Class 3A1
0.4263% due 07/25/2035 (b)	7,747	7,621
Long Beach Mortgage Loan Trust, Series 2006-10,
Class 2A1
0.2863% due 11/25/2036 (b)	11,340	10,901
Merrill Lynch Mortgage Investors, Inc., Series
2006-AHL1, Class A2A
0.2963% due 05/25/2037 (b)	19,827	19,636
Merrill Lynch Mortgage Investors, Inc., Series
2006-MLN1, Class A2A
0.3163% due 07/25/2037 (b)	82,599	79,168
Morgan Stanley ABS Capital I, Series 2006-HE8,
Class A2A
0.2963% due 10/25/2036 (b)	42,399	40,551
Morgan Stanley Asset Backed Securities Capital I,
Series 2006-NC5, Class A2A
0.2863% due 10/25/2036 (b)	113,049	110,553
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
0.2963% due 11/25/2036 (b)	19,871	19,244
Nomura Asset Acceptance Corp., Series 2006-S1,
Class A1
0.3863% due 01/25/2036 (b)(g)	10,242	9,542
Park Place Securities, Inc., Series 2005-WCW1,
Class A1B
0.5063% due 09/25/2035 (b)	30,826	19,672
Residential Asset Securities Corp., Series
2006-EMX9, Class 1A1
0.3163% due 11/25/2036 (b)	5,996	5,936
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3, Class A2A
0.2963% due 09/25/2036 (b)	19,903	19,491
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.3063% due 12/25/2036 (b)	636,517	334,243

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
SLM Student Loan Trust, Series 2007-3, Class A3
0.5437% due 04/25/2019 (b)	$4,800,000	$4,522,737
Specialty Underwriting & Residential Finance,
Series 2006-BC5, Class A2B
0.2913% due 11/25/2037 (b)	4,554	4,465
Structured Asset Investment Loan Trust, Series
2006-4, Class A3
0.2963% due 07/25/2036 (b)	11,552	11,049
Structured Asset Securities Corp., Series
2005-7XS, Class 2A1A
4.90% due 04/25/2035 (b)	777,081	516,538
Structured Asset Securities Corp., Series 2006-11,
Class A1
3.8316% due 10/25/2035 (b)(g)	240,401	146,312
Truman Capital Mortgage Loan Trust, Series
2004-1, Class A1
0.5863% due 01/25/2034 (b)(g)	9,120	8,758
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	200,000	175,313

TOTAL ASSET BACKED SECURITIES
(Cost $21,027,814)		$16,482,424

SUPRANATIONAL OBLIGATIONS - 0.13%

Government - 0.13%
Export-Import Bank of Korea, Series 97
0.7975% due 10/04/2011 (b)(g)	1,200,000	1,202,156

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,199,311)		$1,202,156

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.09%

Financial - 0.09%
Lehman Brothers Holdings, Inc., MTN
5.3744% due 11/24/2008 ^	300,000	50,250
5.415% due 12/23/2008 ^	4,800,000	804,000

		854,250

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $5,100,087)		$854,250

PREFERRED STOCKS - 0.16%

Financial - 0.16%
Wells Fargo & Company, Series K (h)	1,000,000	910,000
Wells Fargo & Company, Series L, 7.50%	600	535,800

		1,445,800

TOTAL PREFERRED STOCKS (Cost $1,600,000)		$1,445,800

TERM LOANS - 0.89%

Basic Materials - 0.05%
Georgia Pacific Corp.
2.5566% due 12/20/2012 (b)	503,970	484,127

Consumer, Non-cyclical - 0.35%
HCA, Inc., Tranche B
2.8475% due 11/01/2013 (b)	3,479,655	3,278,270

The accompanying notes are an integral part of the financial statements.
301

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Financial - 0.49%
DaimlerChrysler Financial Company
4.29% due 08/03/2012 (b)	$4,696,594	$4,498,163

TOTAL TERM LOANS (Cost $8,546,124)		$8,260,560

REPURCHASE AGREEMENTS - 32.09%
JPMorgan Chase & Company
Tri-Party Repurchase Agreement
dated 09/30/2009 at 0.04% to be
repurchased at $54,500,060 on
10/01/2009, collateralized by
$50,115,000 Federal National
Mortgage Association, 4.625% due
10/15/2014 (valued at
$55,791,922, including interest)	$54,500,000	$54,500,000
Repurchase Agreement with State Street
Corp. dated 09/30/2009 at 0.01% to be
repurchased at $243,017,068 on
10/01/2009, collateralized by $37,000,000
U.S. Treasury Notes, 3.50% due
11/15/2009 (valued at $37,636,400,
including interest) and $42,790,000 U.S.
Treasury Notes, 3.625% due 01/15/2010
(valued at $43,543,104, including interest)
and $16,435,000 U.S. Treasury Notes,
4.625% due 11/15/2009 (valued at
$16,809,718, including interest) and
$81,400,000 U.S. Treasury Notes, 3.25%
due 12/31/2009 (valued at $82,686,120,
including interest) and $67,150,000 U.S.
Treasury Notes, 1.125% due 01/15/2012
(valued at $67,203,720, including interest)	243,017,000	243,017,000

TOTAL REPURCHASE AGREEMENTS
(Cost $297,517,000)		$297,517,000

SHORT TERM INVESTMENTS - 0.08%
U.S. Treasury Bills
0.00% due 02/25/2010 ***	$320,000	$319,821
0.19% due 04/01/2010 ***	420,000	419,616

TOTAL SHORT TERM INVESTMENTS
(Cost $739,276)		$739,437

Total Investments (Real Return Bond Trust)
(Cost $1,564,057,360) - 167.55%		$1,553,289,387
Other assets and liabilities, net - (67.55)%		(626,213,724)

TOTAL NET ASSETS - 100.00%		$927,075,663

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 100.00%
Federal National Mortgage Association
6.00%, TBA **	$2,200,000	$2,341,664

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (continued)
Federal National Mortgage Association
(continued)
6.50%, TBA **	$2,600,000	2,767,883

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $5,098,285)		$5,109,547

Total Securities Sold Short (Real Return Bond Trust)
(Proceeds $5,098,285)		$5,109,547

Science & Technology Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.10%

Basic Materials - 0.98%
Monsanto Company	35,640	$2,758,536

Communications - 26.51%
Alcatel-Lucent, SADR *	74,400	334,056
Alcatel-Lucent *	133,000	595,939
Amazon.com, Inc. *	35,550	3,318,948
American Tower Corp., Class A *	164,935	6,003,634
Baidu, Inc., SADR * (a)	4,910	1,920,056
Bharti Telecom, Ltd.	33,020	287,378
BigBand Networks, Inc. *	36,600	146,766
China Telecom Corp., Ltd. ADR (a)	9,740	460,702
China Telecom Corp., Ltd.	736,000	349,051
Cisco Systems, Inc. *	110,940	2,611,528
Digital River, Inc. *	34,100	1,374,912
Equinix, Inc. *	22,065	2,029,980
F5 Networks, Inc. *	73,700	2,920,731
Finisar Corp. *	94,773	917,403
Focus Media Holding, Ltd., ADR * (a)	55,300	610,512
Google, Inc., Class A *	17,220	8,538,537
JDS Uniphase Corp. *	114,025	810,718
Juniper Networks, Inc. *	116,707	3,153,423
McAfee, Inc. *	157,930	6,915,755
MetroPCS Communications, Inc. * (a)	239,700	2,243,592
Motorola, Inc.	349,325	3,000,702
Netease.com, Inc., ADR * (a)	40,430	1,846,842
Nokia Oyj, SADR (a)	160,010	2,339,346
QUALCOMM, Inc.	172,665	7,766,472
Rackspace Hosting, Inc. * (a)	62,100	1,059,426
RealNetworks, Inc. *	409,000	1,521,480
SINA Corp. * (a)	67,600	2,566,096
Sonus Networks, Inc. *	29,900	63,388
Tencent Holdings, Ltd.	142,800	2,296,241
Time Warner Cable, Inc.	29,598	1,275,378
Time Warner, Inc.	65,966	1,898,501
VeriSign, Inc. * (a)	113,800	2,695,922
Yahoo!, Inc. *	48,515	864,052

		74,737,467
Consumer, Cyclical - 2.95%
CVS Caremark Corp.	63,100	2,255,194
Johnson Controls, Inc.	15,030	384,167
Nintendo Company, Ltd.	22,200	5,676,485

		8,315,846

The accompanying notes are an integral part of the financial statements.
302

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical - 2.92%
Companhia Brasileira de Meios de Pagamento	38,700	$384,029
Genpact, Ltd. *	154,800	1,904,040
McKesson Corp.	17,800	1,059,990
Medtronic, Inc.	17,800	655,040
Quanta Services, Inc. *	45,815	1,013,886
St. Jude Medical, Inc. *	41,700	1,626,717
Stryker Corp.	21,400	972,202
WellPoint, Inc. *	12,900	610,944

		8,226,848
Energy - 1.06%
First Solar, Inc. * (a)	19,505	2,981,534

Industrial - 2.38%
ABB, Ltd., SADR *	28,970	580,559
ABB, Ltd. *	11,145	223,967
Advantest Corp.	59,200	1,617,008
Amphenol Corp., Class A	63,337	2,386,538
Dolby Laboratories, Inc., Class A *	13,700	523,203
Hon Hai Precision Industry Company, Ltd.	96,271	385,231
National Instruments Corp.	36,100	997,443

		6,713,949
Technology - 59.30%
Accenture PLC	224,500	8,367,115
Acer, Inc., GDR	120,640	1,520,064
Activision Blizzard, Inc. *	89,440	1,108,162
Altera Corp.	259,800	5,328,498
Analog Devices, Inc.	32,410	893,868
Apple, Inc. *	63,335	11,740,409
Autodesk, Inc. *	173,400	4,126,920
Autonomy Corp. PLC *	30,560	797,405
BMC Software, Inc. *	29,600	1,110,888
CA, Inc.	152,600	3,355,674
Cadence Design Systems, Inc. *	116,500	855,110
Cognizant Technology Solutions Corp.,
Class A *	91,835	3,550,341
Commvault Systems, Inc. *	36,400	755,300
Dell, Inc. *	235,735	3,597,316
Electronic Arts, Inc. *	265,886	5,065,128
EMC Corp. *	235,100	4,006,104
Hewlett-Packard Company	160,095	7,558,085
Infineon Technologies AG *	439,935	2,482,932
Intel Corp.	583,810	11,425,162
International Business Machines Corp.	45,600	5,454,216
Intersil Corp., Class A	65,500	1,002,805
Intuit, Inc. *	73,400	2,091,900
Linear Technology Corp. (a)	59,600	1,646,748
Marvell Technology Group, Ltd. *	179,100	2,899,629
Maxim Integrated Products, Inc.	32,700	593,178
MEMC Electronic Materials, Inc. *	51,800	861,434
Micron Technology, Inc. *	295,165	2,420,353
Microsoft Corp.	868,395	22,482,747
Monotype Imaging Holdings, Inc. *	32,000	269,120
MSCI, Inc. *	51,100	1,513,582
National Semiconductor Corp.	267,900	3,822,933
NetApp, Inc. *	105,340	2,810,471
Omniture, Inc. *	56,700	1,215,648

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
ON Semiconductor Corp. *	$270,815	$2,234,224
Oracle Corp.	4,270	88,987
Palm, Inc. * (a)	144,400	2,516,892
Red Hat, Inc. *	112,500	3,109,500
Research In Motion, Ltd. *	45,250	3,056,637
Riverbed Technology, Inc. * (a)	149,105	3,274,346
Rovi Corp. * (a)	107,314	3,605,750
Salesforce.com, Inc. * (a)	78,690	4,479,822
Samsung Electronics Company, Ltd.	4,785	3,299,135
SanDisk Corp. *	77,360	1,678,712
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	53,775	589,374
Taiwan Semiconductor
Manufacturing Company, Ltd.	526,684	1,057,360
Texas Instruments, Inc.	105,095	2,489,700
Trimble Navigation, Ltd. *	74,900	1,790,859
UbiSoft Entertainment SA *	27,400	520,494
VMware, Inc., Class A *	49,680	1,995,646
Xilinx, Inc.	198,700	4,653,554

		167,170,237

TOTAL COMMON STOCKS (Cost $230,206,540)		$270,904,417

PREFERRED STOCKS - 0.15%

Communications - 0.15%
Twitter, Inc., Series E *	26,048	416,310

TOTAL PREFERRED STOCKS (Cost $416,309)		$416,310

WARRANTS - 0.33%

Consumer, Non-cyclical - 0.33%
Companhia Brasileira de Meios de Pagamento
(Expiration Date 06/30/2014, Strike
Price USD 0.0001) *	93,700	930,516

TOTAL WARRANTS (Cost $747,477)		$930,516

SECURITIES LENDING COLLATERAL - 9.87%

Securities Lending Collateral - 9.87%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	2,779,174	27,819,529

TOTAL SECURITIES LENDING COLLATERAL
(Cost $27,820,339)		$27,819,529

SHORT TERM INVESTMENTS - 2.89%
T. Rowe Price Reserve Investment
Fund, 0.3011%	$8,154,589	8,154,589

TOTAL SHORT TERM INVESTMENTS
(Cost $8,154,589)		$8,154,589

The accompanying notes are an integral part of the financial statements.
303

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.81%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$2,271,000 on 10/01/2009,
collateralized by $480,000 Federal
Home Loan Bank, 4.5% due
09/13/2019 (valued at $499,200,
including interest) and $1,840,000
Federal National Mortgage
Association, 5.00% due
05/20/2024 (valued at $1,821,600,
including interest)	$2,271,000	$2,271,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,271,000)		$2,271,000

Total Investments (Science & Technology Trust)
(Cost $269,616,254) - 110.15%		$310,496,361
Other assets and liabilities, net - (10.15)%		(28,603,268)

TOTAL NET ASSETS - 100.00%		$281,893,093

Short-Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 5.07%

U.S. Treasury Notes - 5.07%
1.375% due 09/15/2012	$4,800,000	$4,791,749

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,784,738)		$4,791,749

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.86%

Federal Home Loan Mortgage Corp. - 1.08%
5.044% due 11/01/2033 (b)	125,845	129,691
7.00% due 12/01/2010 to 02/01/2014	463,947	484,551
7.50% due 06/01/2012	70,164	73,939
8.00% due 06/01/2010	7,501	7,669
8.50% due 05/01/2015	295,385	322,924

		1,018,774

Federal National Mortgage
Association - 6.47%
3.098% due 09/01/2033 (b)	221,398	225,280
3.75% due 01/01/2033 (b)	68,895	70,260
5.50% due 05/01/2038	1,595,869	1,671,755
6.00% due 01/01/2011 to 01/01/2017	832,240	893,680
6.50% due 04/01/2017 to 08/01/2017	1,609,463	1,733,900
7.00% due 12/01/2010 to 07/01/2034	864,977	943,215
7.50% due 07/01/2034	353,449	387,504
8.00% due 07/01/2014	185,914	199,563

		6,125,157

Government National Mortgage
Association - 0.31%
8.00% due 12/15/2025	170,494	181,330
8.50% due 11/15/2015	109,780	114,226

		295,556

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,356,790)		$7,439,487

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 30.85%

Communications - 2.14%
Deutsche Telekom International Finance BV
8.50% due 06/15/2010	$500,000	$524,097
Telecom Italia Capital SA
4.00% due 01/15/2010	500,000	503,420
Time Warner, Inc.
0.6844% due 11/13/2009 (b)	1,000,000	1,000,253

		2,027,770

Consumer, Cyclical - 2.11%
CVS Caremark Corp.
0.6606% due 06/01/2010 (b)	1,000,000	1,000,725
Home Depot, Inc.
0.42% due 12/16/2009 (b)	1,000,000	999,466

		2,000,191

Consumer, Non-cyclical - 2.79%
Cargill, Inc.
5.60% due 09/15/2012 (g)	600,000	643,831
UnitedHealth Group, Inc.
0.4719% due 06/21/2010 (b)	2,000,000	1,991,916

		2,635,747

Energy - 2.07%
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	350,000	377,094
ONEOK Partners LP
5.90% due 04/01/2012	900,000	948,087
TransCanada PipeLines, Ltd.
4.00% due 06/15/2013	620,000	631,709

		1,956,890

Financial - 20.15%
BAC Capital Trust XIII
0.699% due 03/15/2043 (b)	1,000,000	542,754
Bear Stearns Companies, Inc.
0.7175% due 01/31/2011 (b)	500,000	499,345
Citigroup, Inc.
5.00% due 09/15/2014	363,000	345,425
5.50% due 04/11/2013	1,395,000	1,427,540
CNA Financial Corp.
6.00% due 08/15/2011	1,500,000	1,506,508
Credit Suisse First Boston USA, Inc.
0.505% due 11/20/2009 (b)	700,000	700,226
ERP Operating LP
6.625% due 03/15/2012	500,000	533,566
Goldman Sachs Capital II
5.793% until 06/01/2012, then variable
due 12/29/2049 (b)	500,000	360,000
Goldman Sachs Group, Inc.
4.75% due 07/15/2013	1,000,000	1,043,593
5.50% due 11/15/2014	950,000	1,005,443
ING Security Life Institutional Funding
4.25% due 01/15/2010 (g)	895,000	885,850
Lehman Brothers Holdings, Inc., MTN
5.75% due 04/25/2011 ^	1,000,000	170,000
PNC Funding Corp.
0.6275% due 01/31/2012 (b)	700,000	675,091
4.50% due 03/10/2010	1,000,000	1,011,213
Rouse Company LP
3.625% due 03/15/2049 ^	900,000	766,125

The accompanying notes are an integral part of the financial statements.
304

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial (continued)
SLM Corp.
4.50% due 07/26/2010	$335,000	$325,507
USB Capital IX
6.189% until 04/15/2011, then variable
due 10/29/2049	500,000	383,750
Vita Capital III, Ltd., Series B-I
1.6969% due 01/01/2011 (b)(g)	850,000	800,700
W.R. Berkley Corp.
5.125% due 09/30/2010	1,300,000	1,308,878
WEA Finance LLC
5.40% due 10/01/2012 (g)	2,000,000	2,054,588
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (g)	1,000,000	1,014,669
Xstrata Finance Dubai, Ltd.
0.8044% due 11/13/2009 (b)(g)	1,500,000	1,494,492
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (b)(g)	263,000	213,330

		19,068,593

Industrial - 0.50%
Tyco Electronics Group SA
6.00% due 10/01/2012	450,000	476,090

Utilities - 1.09%
Dominion Resources, Inc.
4.75% due 12/15/2010	1,000,000	1,034,560

TOTAL CORPORATE BONDS (Cost $30,224,365)		$29,199,841

COLLATERALIZED MORTGAGE
OBLIGATIONS - 42.01%
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class XP
0.8325% IO due 07/10/2042 (b)	39,034,917	472,611
Banc of America Funding Corp.,
Series 2005-H, Class 1A1
4.4243% due 11/20/2035 (b)	1,687,948	1,172,771
Banc of America Large Loan,
Series 2005-MIB1, Class B
0.5034% due 03/15/2022 (b)(g)	850,000	591,715
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2006-4, Class 2A1
5.7407% due 10/25/2036 (b)	4,052,328	2,843,424
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR10, Class X2
0.1616% IO due 12/11/2040 (b)(g)	354,129,216	942,940
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
0.6834% due 03/15/2019 (b)(g)	1,000,000	489,577
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PWR12, Class A1
5.546% due 09/11/2038 (b)	978,096	994,735
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class XP
0.5111% IO due 05/10/2043 (b)	56,358,276	290,600
Commercial Mortgage Pass Through Certificates,
Series 2004-LB2A, Class X2
1.025% IO due 03/10/2039 (b)(g)	25,053,419	278,654
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
0.4434% due 11/15/2017 (b)(g)	454,516	328,546

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class AJFX
5.478% due 02/05/2019 (g)	$2,700,000	$2,155,671
Commercial Mortgage Pass Through Certificates,
Series 2006-FL12, Class B
0.4134% due 12/15/2020 (b)(g)	1,690,185	700,610
Countrywide Alternative Loan Trust,
Series 2003-3T1, Class A2
4.50% due 05/25/2033	70,359	69,068
Credit Suisse Mortgage Capital Certificates, Series
2006-TFLA, Class A2
0.4034% due 04/15/2021 (b)(g)	340,000	243,169
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA2
0.5134% due 10/15/2021 (b)(g)	2,000,000	1,672,946
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
0.4734% due 04/15/2021 (b)(g)	675,000	475,378
Credit Suisse/Morgan Stanley Commercial
Mortgage Certificate, Series 2006-HC1A, Class A2
0.5034% due 05/15/2023 (b)(g)	1,000,000	825,946
Crown Castle Towers LLC, Series 2006-1A, Class C
5.4696% due 11/15/2036 (g)	1,500,000	1,492,500
Federal National Mortgage Association,
Series 2001-53, Class GH
8.00% due 09/25/2016	144,233	157,615
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
3.4445% due 08/25/2034 (b)	1,396,529	1,066,312
GE Capital Commercial Mortgage Corp,
Series 2002-2A, Class A2
4.97% due 08/11/2036	749,829	779,209
GE Capital Commercial Mortgage Corp., Series
2005-C1, Class A2
4.353% due 06/10/2048	989,489	989,126
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class AFX
5.3928% due 05/15/2037 (g)	2,000,000	1,980,000
GMAC Commercial Mortgage Securities Inc, Series
2004-C2, Class A2
4.76% due 08/10/2038	764,751	778,159
Greenpoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1
2.9008% due 03/25/2036 (b)	1,093,059	495,191
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
3.3704% due 11/19/2034 (b)	256,654	160,720
Harborview Mortgage Loan
Trust, Series 2005-4, Class 1A
4.3234% due 07/19/2035 (b)	392,397	229,245
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB16, Class X2
0.6944% IO due 05/12/2045 (b)	93,914,389	1,459,749
LB-UBS Commercial Mortgage Trust, Series
2000-C3, Class A2
7.95% due 05/15/2025 (b)	773,314	779,435
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class XCP
0.5362% IO due 09/15/2040 (b)	25,848,764	293,895

The accompanying notes are an integral part of the financial statements.
305

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCP
0.8482% IO due 09/15/2039 (b)	$71,751,124	$1,484,351
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	1,713,833	984,967
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
3.7049% due 03/25/2035 (b)	839,729	500,357
Merrill Lynch Floating Trust, Series 2006-1, Class A2
0.3734% due 06/15/2022 (b)(g)	500,000	350,221
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1, Class 1A
3.2256% due 12/25/2032 (b)	28,413	25,990
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A1
5.528% due 05/12/2039 (b)	552,712	560,227
MLCC Mortgage Investors, Inc.,
Series 2003-C, Class B1
0.8963% due 06/25/2028 (b)	525,981	203,169
Morgan Stanley Capital I,
Series 2005-HQ5, Class A2
4.809% due 01/14/2042	771,806	776,702
Morgan Stanley Capital I,
Series 2005-HQ6, Class A2A
4.882% due 08/13/2042	1,000,000	999,871
Morgan Stanley Capital I,
Series 2005-HQ6, Class X2
0.5489% IO due 08/13/2042 ^ (b)	24,860,557	384,715
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
0.5463% due 12/20/2049 (b)(g)	1,000,000	90,000
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
0.6463% due 12/20/2049 (b)(g)	1,000,000	60,000
Multi Security Asset Trust,
Series 2005-RR4A, Class A1
4.38% due 11/28/2035 (g)	1,049,773	734,841
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	1,185,941	1,213,836
SBA CMBS Trust, Series 2006-1A, Class A
5.314% due 11/15/2036 (g)	2,000,000	1,990,000
Sequoia Mortgage Trust, Series 2004-4, Class A
2.1606% due 05/20/2034 (b)	333,033	252,051
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
3.7164% due 10/25/2034 (b)	684,453	562,183
Trapeza CDO LLC Series 2007-12A, Class B
1.1375% due 04/06/2042 (b)(g)	1,500,000	75,000
WAMU Commercial Mortgage Securities Trust,
Series 2006-SL1, Class A
5.4189% due 11/23/2043 (b)(g)	918,220	725,977
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-2, Class A6
5.25% due 02/25/2018	763,725	761,594
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR17, Class A1
5.3339% due 10/25/2036 (b)	2,397,211	1,814,908

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $52,666,001)		$39,760,477

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 6.73%
Alesco Preferred Funding, Ltd., Series 14A, Class B
0.9394% due 09/23/2037 (b)(g)	$1,310,000	$65,500
American Express Issuance Trust,
Series 2008-1, Class A
1.1934% due 12/15/2010 (b)	1,000,000	1,001,742
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (g)	1,000,000	650,000
Anthracite, Ltd., Series 2002-CIBA, Class A
0.6963% due 05/24/2017 (b)(g)	660,101	495,075
Anthracite, Ltd., Series 2004-1A, Class A
0.6063% due 03/23/2019 (b)(g)	849,105	551,918
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
1.1038% due 01/26/2042 ^ (b)(g)	365,000	43,800
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
1.5538% due 01/26/2042 (b)(g)	610,000	30,500
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
0.7163% due 03/20/2050 (b)(g)	3,000,000	270,000
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
0.6463% due 02/25/2052 (b)(g)	1,000,000	74,280
CPL Transition Funding LLC,
Series 2002-1, Class A3
5.56% due 01/15/2012	301,412	305,849
Crest, Ltd., Series 2000-1A, Class C
7.75% due 08/31/2036 (g)	690,000	138,000
Crest, Ltd., Series 2002-IGA, Class A
0.9519% due 07/28/2017 (b)(g)	1,289,210	837,987
Crest, Ltd., Series 2003-1A, Class B1
1.3219% due 05/28/2038 (b)(g)	1,000,000	280,000
Crystal River Resecuritization, Series 2006-1
0.7863% due 09/22/2047 (b)	2,100,000	168,000
Equity One ABS, Inc., Series 2004-2, Class AV2
0.4963% due 07/25/2034 (b)	42,960	28,230
Green Tree Financial Corp., Series 1996-8, Class A6
7.60% due 10/15/2027 (b)	69,782	70,744
Highland Park CDO, Ltd., Series 2006-1A, Class A2
0.7931% due 11/25/2051 (b)(g)	2,300,000	230,000
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
0.9463% due 02/25/2034 (b)	400,000	319,767
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
1.0113% due 02/01/2041 (b)(g)	475,000	14,250
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	633,351	358,976
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036	467,377	432,468

TOTAL ASSET BACKED SECURITIES
(Cost $19,493,478)		$6,367,086

The accompanying notes are an integral part of the financial statements.
306

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 6.76%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$6,399,002 on 10/01/2009,
collateralized by $175,000 Federal
Home Loan Bank, 4.50% due
09/13/2019 (valued at $182,000,
including interest) and $40,000
Federal National Mortgage
Association, 5.45% due
10/18/2021 (valued at $44,700,
including interest) and $3,020,000
Federal National Mortgage
Association, 5.00% due
05/20/2024 (valued at $2,989,800,
including interest) and $3,300,000
Federal National Mortgage
Association, 4.72% due
01/22/2018 (valued at $3,312,375,
including interest)	$6,399,000	$6,399,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,399,000)		$6,399,000

Total Investments (Short-Term Bond Trust)
(Cost $120,924,372) - 99.28%		$93,957,640
Other assets and liabilities, net - 0.72%		684,310

TOTAL NET ASSETS - 100.00%		$94,641,950

Short Term Government Income Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 20.60%

Treasury Inflation-Protected
Securities (d) - 1.43%
2.375% due 04/15/2011	$960,243	$988,750
U.S. Treasury Notes - 19.17%
0.875% due 01/31/2011	3,125,000	3,138,062
1.125% due 01/15/2012	1,875,000	1,875,000
1.375% due 04/15/2012	1,775,000	1,782,766
1.50% due 12/31/2013	2,050,000	2,007,239
1.75% due 03/31/2014	1,625,000	1,598,974
2.375% due 08/31/2014	2,850,000	2,860,688

		13,262,729

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,239,742)		$14,251,479

U.S. GOVERNMENT AGENCY OBLIGATIONS - 72.42%

Federal Agricultural Mortgage Corp. - 7.52%
4.875% due 01/14/2011 (g)	3,500,000	3,695,206
5.50% due 07/15/2011 (g)	1,415,000	1,509,951

		5,205,157

Federal Farm Credit Bank - 14.46%
2.125% due 06/18/2012	2,650,000	2,690,159
2.625% due 04/17/2014	3,670,000	3,683,608

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Farm Credit Bank (continued)
3.875% due 10/07/2013	$3,430,000	$3,631,029

		10,004,796

Federal Home Loan Bank - 13.40%
1.875% due 06/20/2012	1,165,000	1,175,690
2.00% due 07/27/2012 to 10/05/2012	5,050,000	5,065,592
3.625% due 12/17/2010 to 10/18/2013	2,900,000	3,027,710

		9,268,992

Federal Home Loan Mortgage Corp. - 11.55%
1.625% due 04/26/2011	2,365,000	2,394,714
2.125% due 04/02/2012 to 09/21/2012	2,780,000	2,809,017
2.25% due 02/02/2012	850,000	854,491
4.266% due 09/01/2039 (b)	1,370,000	1,427,397
4.50% due 07/01/2024	489,388	507,453

		7,993,072

Federal National Mortgage
Association - 11.31%
2.20% due 08/27/2012	2,000,000	2,014,031
2.50% due 05/15/2014	1,245,000	1,245,122
2.68% due 12/23/2011	250,000	251,239
3.00% due 09/16/2014	1,500,000	1,524,451
3.765% due 07/01/2039 (b)	198,634	205,165
4.253% due 05/01/2034 (b)	284,013	296,754
4.50% due 06/01/2024	2,000,000	2,074,922
4.897% due 12/01/2038 (b)	142,561	150,388
4.997% due 04/01/2048 (b)	60,203	63,714

		7,825,786

Government National Mortgage
Association - 6.81%
4.00% due 09/20/2039	4,500,000	4,712,402

Tennessee Valley Authority - 7.37%
5.625% due 01/18/2011	940,000	999,712
6.00% due 03/15/2013	1,300,000	1,470,608
7.14% due 05/23/2012	2,300,000	2,632,044

		5,102,364

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $49,821,224)		$50,112,569

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.77%
Federal Home Loan Mortgage Corp., REMICS,
Series 2009-3545, Class PA
4.00% due 06/15/2039	351,277	357,823
Government National Mortgage Association, Series
2009-42, Class DA
5.00% due 07/20/2031	3,478,411	3,635,986

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,984,097)		$3,993,809

The accompanying notes are an integral part of the financial statements.
307

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 5.92%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$4,100,001 on 10/01/2009,
collateralized by $4,190,000 U.S.
Treasury Bill, zero coupon due
03/18/2010 (valued at $4,186,648,
including interest)	$4,100,000	$4,100,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,100,000)		$4,100,000

SHORT TERM INVESTMENTS - 5.78%
Federal Home Loan Bank Discount Notes
0.001% due 10/01/2009	$4,000,000	$4,000,000

TOTAL SHORT TERM INVESTMENTS
(Cost $4,000,000)		$4,000,000

Total Investments (Short Term Government Income Trust)
(Cost $76,145,063) - 110.49%		$76,457,857
Other assets and liabilities, net - (10.49)%		(7,260,327)

TOTAL NET ASSETS - 100.00%		$69,197,530

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.35%

Basic Materials - 0.97%
Cytec Industries, Inc.	103,100	$3,347,657

Communications - 10.52%
Atheros Communications, Inc. *	74,550	1,977,811
Constant Contact, Inc. * (a)	177,810	3,422,843
Equinix, Inc. * (a)	64,760	5,957,920
NeuStar, Inc., Class A *	214,190	4,840,694
Polycom, Inc. *	178,270	4,768,723
Rackspace Hosting, Inc. *	175,700	2,997,442
RF Micro Devices, Inc. *	857,610	4,656,822
Starent Networks Corp. * (a)	132,400	3,365,608
Vitacost.com, Inc. *	93,200	1,017,744
Vocus, Inc. *	151,000	3,154,390

		36,159,997
Consumer, Cyclical - 21.75%
Advance Auto Parts, Inc.	76,360	2,999,421
Aeropostale, Inc. * (a)	76,010	3,304,155
Bally Technologies, Inc. *	96,210	3,691,578
Big Lots, Inc. *	98,700	2,469,474
Buffalo Wild Wings, Inc. * (a)	60,173	2,503,798
Carter's, Inc. *	143,630	3,834,921
Central European Distribution Corp. *	72,131	2,363,012
Children's Place Retail Stores, Inc. *	53,400	1,599,864
Citi Trends, Inc. *	56,800	1,617,096
Copa Holdings SA, Class A	49,460	2,200,475
DreamWorks Animation SKG, Inc., Class A *	61,770	2,197,159
FGX International Holdings, Ltd. *	92,404	1,289,036
Gymboree Corp. *	40,382	1,953,681
Hanesbrands, Inc. *	374,710	8,018,794

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Knoll, Inc.	130,835	$1,364,609
Life Time Fitness, Inc. * (a)	157,278	4,411,648
Lumber Liquidators, Inc. *	77,860	1,688,783
OfficeMax, Inc. *	313,325	3,941,628
Owens & Minor, Inc.	81,020	3,666,155
RC2 Corp. *	236,200	3,365,850
Rush Enterprises, Inc., Class A *	92,388	1,193,653
Tam SA *	162,650	2,099,811
Tempur-Pedic International, Inc. *	47,000	890,180
The Cheesecake Factory, Inc. * (a)	115,452	2,138,171
TiVo, Inc. *	223,730	2,317,843
Warnaco Group, Inc. *	119,850	5,256,621
WMS Industries, Inc. *	53,380	2,378,613

		74,756,029
Consumer, Non-cyclical - 28.46%
Alkermes, Inc. *	195,456	1,796,241
Almost Family, Inc. * (a)	65,670	1,953,682
Amylin Pharmaceuticals, Inc. * (a)	140,960	1,929,742
Auxilium Pharmaceuticals, Inc. * (a)	95,524	3,267,876
Coinstar, Inc. * (a)	75,220	2,480,756
Corinthian Colleges, Inc. *	339,450	6,300,192
Corrections Corp. of America *	280,060	6,343,359
Cubist Pharmaceuticals, Inc. *	98,490	1,989,498
Green Mountain Coffee Roasters, Inc. * (a)	48,240	3,562,042
Health Net, Inc. *	203,600	3,135,440
Healthsouth Corp. * (a)	213,385	3,337,341
Herbalife, Ltd.	148,850	4,873,349
ICON PLC, SADR *	211,150	5,171,064
Inverness Medical Innovations, Inc. * (a)	89,650	3,472,145
Jarden Corp.	258,730	7,262,551
K12, Inc. * (a)	100,550	1,657,064
Ligand Pharmaceuticals, Inc., Class B *	455,720	1,052,713
Medicines Company *	156,450	1,722,515
Medifast, Inc. * (a)	64,200	1,394,424
Onyx Pharmaceuticals, Inc. *	63,410	1,900,398
OSI Pharmaceuticals, Inc. *	78,710	2,778,463
Parexel International Corp. *	217,590	2,957,048
Psychiatric Solutions, Inc. *	97,950	2,621,142
Regeneron Pharmaceuticals, Inc. *	119,880	2,313,684
Seattle Genetics, Inc. *	176,760	2,479,943
Shutterfly, Inc. *	88,900	1,478,407
The Scotts Miracle-Gro Company, Class A	108,140	4,644,613
United Therapeutics Corp. * (a)	53,620	2,626,844
VistaPrint NV * (a)	92,110	4,674,582
Volcano Corp. *	261,970	4,406,335
Zoll Medical Corp. *	104,320	2,244,966

		97,828,419
Energy - 2.68%
Complete Production Services, Inc. *	204,146	2,306,850
Massey Energy Company	58,510	1,631,844
St. Mary Land & Exploration Company	78,020	2,532,529
Sunpower Corp., Class B *	108,460	2,736,446

		9,207,669
Financial - 4.56%
Allied World Assurance Holdings, Ltd.	45,170	2,164,998

The accompanying notes are an integral part of the financial statements.
308

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Assured Guaranty, Ltd. (a)	119,670	$2,323,991
DiamondRock Hospitality Company, REIT *	203,643	1,649,508
GFI Group, Inc.	277,090	2,003,361
Platinum Underwriters Holdings, Ltd.	77,570	2,780,109
Signature Bank *	96,407	2,795,803
Stifel Financial Corp. *	35,625	1,955,813

		15,673,583
Industrial - 14.45%
BE Aerospace, Inc. *	250,250	5,040,035
Brink's Home Security Holdings, Inc. *	124,150	3,822,578
Con-way, Inc.	85,640	3,281,725
Eagle Materials, Inc. (a)	50,420	1,441,003
J.B. Hunt Transport Services, Inc.	98,140	3,153,238
Jabil Circuit, Inc.	377,282	5,059,352
Lennox International, Inc.	88,573	3,199,257
Mueller Water Products, Inc.	246,600	1,351,368
Overseas Shipholding Group, Inc.	55,740	2,083,004
Pall Corp.	107,460	3,468,809
Pentair, Inc.	97,655	2,882,776
Plexus Corp. *	134,030	3,530,350
Regal-Beloit Corp. (a)	110,590	5,055,069
Teledyne Technologies, Inc. *	110,352	3,971,568
Trex Company, Inc. * (a)	128,271	2,334,532

		49,674,664
Technology - 12.96%
Allscripts-Misys Healthcare Solutions, Inc. *	181,840	3,685,897
American Reprographics Company *	132,000	1,256,640
ArcSight, Inc. *	78,500	1,889,495
Cavium Networks, Inc. * (a)	59,580	1,279,183
ON Semiconductor Corp. *	550,650	4,542,862
Red Hat, Inc. *	179,450	4,959,998
Riverbed Technology, Inc. * (a)	134,420	2,951,863
Seagate Technology	486,370	7,397,688
Skyworks Solutions, Inc. *	283,900	3,758,836
SXC Health Solutions Corp. *	70,400	3,294,016
Sykes Enterprises, Inc. *	136,765	2,847,447
Take-Two Interactive Software, Inc. * (a)	188,400	2,111,964
Triquint Semiconductor, Inc. *	590,900	4,561,748

		44,537,637

TOTAL COMMON STOCKS (Cost $268,145,886)		$331,185,655

INVESTMENT COMPANIES - 1.95%

Investment Companies - 1.95%
iShares Russell 2000 Growth Index Fund	102,600	6,721,326

TOTAL INVESTMENT COMPANIES (Cost $6,018,149)		$6,721,326

SECURITIES LENDING COLLATERAL - 14.62%

Securities Lending Collateral - 14.62%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	5,019,228	50,242,471

TOTAL SECURITIES LENDING COLLATERAL
(Cost $50,245,543)		$50,242,471

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.59%
Bank of New York Tri-Party
Repurchase Agreement dated
09/30/2009 at 0.08% to be
repurchased at $8,900,020 on
10/01/2009, collateralized by
$12,394,364 Federal National
Mortgage Association, 7.00% due
08/01/2037 (valued at $9,078,000,
including interest)	$8,900,000	$8,900,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,900,000)		$8,900,000

Total Investments (Small Cap Growth Trust)
(Cost $333,309,578) - 115.51%		$397,049,452
Other assets and liabilities, net - (15.51)%		(53,321,904)

TOTAL NET ASSETS - 100.00%		$343,727,548

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.57%

Basic Materials - 3.90%
A. Schulman, Inc.	17,718	$353,120
Aceto Corp.	20,896	137,914
Allied Nevada Gold Corp. *	32,703	320,162
AMCOL International Corp. (a)	17,678	404,649
American Vanguard Corp.	15,022	124,833
Arch Chemicals, Inc.	18,845	565,162
Balchem Corp.	13,853	364,334
Brush Engineered Materials, Inc. *	15,144	370,422
Buckeye Technologies, Inc. *	29,831	320,087
Century Aluminum Company * (a)	34,100	318,835
China Precision Steel, Inc. * (a)	26,213	71,299
Clearwater Paper Corp. *	8,600	355,438
Coeur d'Alene Mines Corp. * (a)	55,419	1,136,090
Deltic Timber Corp.	8,003	366,297
Domtar Corp. * (a)	30,841	1,086,220
Ferro Corp.	27,979	249,013
General Moly, Inc. * (a)	50,238	158,250
General Steel Holdings, Inc. * (a)	12,449	48,427
Gibraltar Industries, Inc.	21,415	284,177
H.B. Fuller Company	36,064	753,738
Hawkins, Inc. (a)	7,278	170,014
Hecla Mining Company * (a)	161,382	708,467
Horsehead Holding Corp. *	26,810	314,213
Innophos Holdings, Inc.	13,008	240,648
Innospec, Inc.	18,249	269,173
Kaiser Aluminum Corp.	11,609	422,103
KapStone Paper and Packaging Corp. *	17,044	138,738
Landec Corp. *	22,078	141,299
Louisiana-Pacific Corp. * (a)	76,894	512,883
Metabolix, Inc. *	15,296	157,243
Minerals Technologies, Inc.	12,646	601,444
Neenah Paper, Inc.	12,515	147,302
Newmarket Corp.	7,451	693,241

The accompanying notes are an integral part of the financial statements.
309

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Nl Industries, Inc.	9,736	$65,231
Olin Corp.	57,873	1,009,305
Olympic Steel, Inc.	6,920	198,535
OM Group, Inc. *	22,683	689,336
Omnova Solutions, Inc. *	35,057	227,169
Orchids Paper Products Company * (a)	4,403	88,060
P.H. Glatfelter Company	34,197	392,582
Paramount Gold and Silver Corp. * (a)	52,550	71,994
PolyOne Corp. *	71,067	474,017
Potlatch Corp.	29,415	836,857
Quaker Chemical Corp.	9,115	199,892
Rock-Tenn Company, Class A	28,168	1,326,994
Rockwood Holdings, Inc. *	36,690	754,713
RTI International Metals, Inc. *	17,417	433,857
Schweitzer Mauduit International, Inc.	11,463	623,129
Sensient Technologies Corp.	34,122	947,568
ShengdaTech, Inc. * (a)	23,337	148,423
Solutia, Inc. *	87,763	1,016,296
Spartech Corp.	22,958	247,258
Stepan Company	5,509	330,981
Stillwater Mining Company *	30,632	205,847
Symyx Technologies, Inc. *	26,683	176,641
U.S. Gold Corp. *	60,089	173,657
Universal Stainless & Alloy Products, Inc. *	6,177	112,730
Uranerz Energy Corp. * (a)	36,891	84,480
Uranium Energy Corp. * (a)	36,051	106,350
USEC, Inc. *	83,863	393,317
W.R. Grace & Company *	53,795	1,169,503
Wausau-Mosinee Paper Corp.	32,913	329,130
Westlake Chemical Corp. (a)	14,268	366,688
Zep, Inc.	16,350	265,688
Zoltek Companies, Inc. * (a)	21,468	225,414

		25,996,877
Communications - 8.10%
3Com Corp. *	287,961	1,506,036
AboveNet, Inc. *	9,140	445,666
Acacia Research - Acacia Technologies *	24,686	215,015
Acme Packet, Inc. *	29,149	291,781
ActivIdentity Corp. *	43,539	120,603
Adaptec, Inc. *	92,799	309,949
ADC Telecommunications, Inc. * (a)	71,839	599,137
ADTRAN, Inc.	40,883	1,003,678
Airvana, Inc. *	19,456	131,717
Alaska Communications Systems Group, Inc. (a)	34,775	321,669
Anaren, Inc. *	11,588	196,996
Anixter International, Inc. * (a)	20,355	816,439
APAC Customer Services, Inc. * (a)	19,290	114,004
Applied Signal Technology, Inc.	10,015	233,049
Ariba, Inc. *	65,200	756,320
Arris Group, Inc. *	92,163	1,199,041
Art Technology Group, Inc. *	94,923	366,403
Aruba Networks, Inc. *	43,800	387,192
AsiaInfo Holdings, Inc. *	21,818	435,705
Atheros Communications, Inc. *	45,142	1,197,617
Atlantic Tele-Network, Inc.	6,627	354,014
Avocent Corp. *	33,340	675,802

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Belo Corp., Class A	71,749	$388,162
BigBand Networks, Inc. *	27,070	108,551
Black Box Corp.	13,228	331,890
Blue Coat Systems, Inc. *	29,454	665,366
Cbeyond Communications, Inc. * (a)	17,383	280,388
Centennial Communications Corp., Class A *	63,061	503,227
Chordiant Software, Inc. *	25,447	98,989
Cincinnati Bell, Inc. *	160,711	562,488
CKX, Inc. *	43,097	289,181
Cogent Communications Group, Inc. * (a)	33,841	382,403
comScore, Inc. *	16,418	295,688
Comtech Telecommunications Corp. *	20,995	697,454
Consolidated Communications Holdings, Inc. (a)	18,544	296,889
Constant Contact, Inc. * (a)	17,770	342,072
Courier Corp.	9,618	145,713
Cybersource Corp. *	51,697	861,789
D&E Communications, Inc.	12,588	144,636
DealerTrack Holdings, Inc. *	28,083	531,050
DG Fastchannel, Inc. *	13,647	285,768
Digital River, Inc. *	28,466	1,147,749
DigitalGlobe, Inc. *	10,922	244,325
Dolan Media Company *	22,712	272,317
Earthlink, Inc.	72,054	605,974
EMS Technologies, Inc. *	11,851	246,738
eResearch Technology, Inc. *	33,770	236,390
EW Scripps Co. *	21,297	159,727
Extreme Networks, Inc. *	71,002	198,806
Fairpoint Communications, Inc. (a)	73,104	29,973
General Communication, Inc., Class A *	32,321	221,722
GeoEye, Inc. *	14,181	380,051
Global Crossing, Ltd. *	21,225	303,517
Global Sources, Ltd. *	12,707	87,297
Globecomm Systems, Inc. *	18,449	134,124
GSI Commerce, Inc. *	18,793	362,893
Harmonic, Inc. *	71,968	480,746
Harris Stratex Networks, Inc., Class A *	45,475	318,325
Harte-Hanks, Inc. (a)	28,718	397,170
Health Grades, Inc. *	20,293	100,450
Hickory Tech Corp.	14,709	125,762
Hughes Communications, Inc. *	7,131	216,355
i2 Technologies, Inc. *	12,465	199,939
Infinera Corp. *	62,502	496,891
InfoSpace, Inc. *	27,410	212,153
InterDigital, Inc. *	32,600	755,016
Internap Network Services Corp. *	40,433	129,790
Internet Capital Group, Inc. *	28,494	238,210
inVentiv Health, Inc. *	25,628	428,756
Iowa Telecommunications Services, Inc. (a)	24,872	313,387
iPass, Inc. *	47,327	65,311
iPCS, Inc. *	13,015	226,461
Ixia *	23,994	164,599
J2 Global Communications, Inc. *	33,413	768,833
Keynote Systems, Inc. *	12,572	118,554
Knology, Inc. *	22,933	223,597
KVH Industries, Inc. *	13,663	136,493
Lionbridge Technologies, Inc. *	47,735	124,111

The accompanying notes are an integral part of the financial statements.
310

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Liquidity Services, Inc. *	11,531	$119,000
LodgeNet Entertainment Corp. * (a)	16,291	122,997
LoopNet, Inc. *	15,968	144,351
Loral Space & Communications, Inc. *	8,046	221,104
Martha Stewart Living
Omnimedia, Inc., Class A * (a)	24,756	154,973
Mastec, Inc. *	39,021	474,105
Mediacom Communications Corp., Class A *	31,787	183,093
ModusLink Global Solutions, Inc. *	34,619	280,068
Move, Inc. *	117,196	316,429
Network Equipment Technologies, Inc. *	25,920	187,402
Neutral Tandem, Inc. *	24,369	554,638
Newport Corp. *	29,215	255,923
NIC, Inc.	38,368	341,092
Novatel Wireless, Inc. *	23,058	261,939
NTELOS Holdings Corp.	22,469	396,803
Online Resources Corp. *	20,189	124,566
Openwave Systems, Inc. *	64,973	168,930
Oplink Communications, Inc. *	16,769	243,486
Orbitz Worldwide, Inc. *	30,803	190,363
Outdoor Channel Holdings, Inc. *	13,314	87,074
PAETEC Holding Corp. *	91,519	354,179
Parkervision, Inc. * (a)	26,195	107,138
PC-Tel, Inc. *	18,358	114,737
Perficient, Inc. *	22,319	184,578
Plantronics, Inc.	36,347	974,463
Playboy Enterprises, Inc., Class B *	26,530	80,121
Polycom, Inc. *	62,150	1,662,512
Powerwave Technologies, Inc. * (a)	101,355	162,168
Premiere Global Services, Inc. *	45,623	379,127
Rackspace Hosting, Inc. * (a)	49,482	844,163
RCN Corp. *	29,021	269,895
RealNetworks, Inc. *	63,263	235,338
RF Micro Devices, Inc. *	197,664	1,073,315
RightNow Technologies, Inc. *	16,429	237,235
S1 Corp. *	40,197	248,417
Saba Software, Inc. *	21,027	88,524
Safeguard Scientifics, Inc. *	16,603	182,135
Sapient Corp. *	62,714	504,221
SAVVIS, Inc. *	27,068	428,216
Shenandoah Telecommunications Company	17,980	322,741
ShoreTel, Inc. *	33,421	261,018
Sinclair Broadcast Group, Inc., Class A	38,907	139,287
SonicWALL, Inc. *	41,220	346,248
Sonus Networks, Inc. *	154,399	327,326
Sourcefire, Inc. *	16,807	360,846
Starent Networks Corp. * (a)	29,056	738,603
SureWest Communications *	12,500	155,250
Switch & Data Facilities Company, Inc. *	15,254	207,607
Sycamore Networks, Inc. *	144,783	437,245
Symmetricom, Inc. *	34,731	179,907
Syniverse Holdings, Inc. *	50,861	890,067
Tekelec, Inc. *	49,456	812,562
TeleCommunication Systems, Inc. *	29,115	243,401
Terremark Worldwide, Inc. *	40,472	251,736
The Knot, Inc. *	23,670	258,476

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
TIBCO Software, Inc. *	130,283	$1,236,386
United Online, Inc.	63,138	507,630
US Auto Parts Network, Inc. *	12,033	65,580
USA Mobility, Inc.	17,984	231,634
UTStarcom, Inc. *	87,498	182,871
Value Line, Inc.	2,760	85,201
ValueClick, Inc. *	64,988	857,192
VASCO Data Security International, Inc. *	20,989	155,738
Viasat, Inc. *	19,509	518,549
Virgin Mobile USA, Inc. *	28,840	144,200
Vocus, Inc. *	12,465	260,394
Web.com Group, Inc. *	22,022	156,136
Websense, Inc. *	33,052	555,274
World Wrestling Entertainment, Inc., Class A	18,028	252,572
Zixit Corp. * (a)	54,528	119,962

		53,982,506
Consumer, Cyclical - 13.67%
99 Cents Only Stores *	34,695	466,648
AFC Enterprises, Inc. *	22,202	186,941
Airtran Holdings, Inc. * (a)	89,130	557,062
Alaska Air Group, Inc. *	27,135	726,947
Allegiant Travel Company * (a)	11,339	431,903
Allion Healthcare, Inc. *	17,524	102,515
Ambassadors Group, Inc.	14,714	230,274
American Apparel, Inc. * (a)	24,664	86,571
American Axle & Manufacturing Holdings, Inc. (a)	33,446	236,798
American Woodmark Corp.	8,029	155,281
Americas Car Mart, Inc. *	7,848	187,960
Amerigon, Inc. *	17,988	132,212
Ameristar Casinos, Inc.	19,232	303,481
AnnTaylor Stores Corp. *	43,997	699,112
ArvinMeritor, Inc.	55,449	433,611
Asbury Automotive Group, Inc. *	24,417	309,608
Ascent Media Corp., Class A *	10,967	280,755
ATC Technology Corp. *	15,753	311,279
Audiovox Corp., Class A *	15,050	103,092
Bally Technologies, Inc. *	40,495	1,553,793
Beacon Roofing Supply, Inc. *	30,208	482,724
Beazer Homes USA, Inc. * (a)	32,440	181,340
Bebe Stores, Inc.	18,167	133,709
Benihana, Inc., Class A *	12,283	70,382
Big 5 Sporting Goods Corp. (a)	16,770	253,227
BJ's Restaurants, Inc. *	15,080	226,049
Bluegreen Corp. *	25,648	78,226
BMP Sunstone Corp. * (a)	25,997	105,808
Bob Evans Farms, Inc.	23,201	674,221
Borders Group, Inc. *	37,112	115,418
Brightpoint, Inc. *	37,874	331,397
Brown Shoe, Inc.	31,317	251,162
Brunswick Corp. (a)	65,994	790,608
Buffalo Wild Wings, Inc. * (a)	13,632	567,228
Build A Bear Workshop, Inc. *	15,203	74,039
Cabela's, Inc. * (a)	29,895	398,799
California Pizza Kitchen, Inc. *	15,242	238,080
Callaway Golf Company (a)	49,421	376,094
Caribou Coffee Company, Inc. *	8,730	63,031

The accompanying notes are an integral part of the financial statements.
311

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Carmike Cinemas, Inc. *	9,658	$97,642
Carrols Restaurant Group, Inc. *	9,961	75,305
Carter's, Inc. *	41,883	1,118,276
Casey's General Stores, Inc.	37,218	1,167,901
Cash America International, Inc.	21,996	663,399
Cato Corp., Class A	20,901	424,081
Cavco Industries, Inc. *	5,996	212,858
CEC Entertainment, Inc. *	17,415	450,352
Charlotte Russe Holding, Inc. *	16,005	280,087
Charming Shoppes, Inc. *	86,111	422,805
Cherokee, Inc.	6,665	159,760
Children's Place Retail Stores, Inc. *	17,781	532,719
China Housing & Land Development, Inc. * (a)	20,344	78,324
Chindex International, Inc. *	10,309	129,687
Christopher & Banks Corp.	27,531	186,385
Churchill Downs, Inc.	7,468	287,518
Cinemark Holdings, Inc.	24,016	248,806
Citi Trends, Inc. *	10,959	312,003
CKE Restaurants, Inc.	37,915	397,728
Coldwater Creek, Inc. *	42,344	347,221
Collective Brands, Inc. *	47,613	825,133
Columbia Sportswear Company (a)	8,436	347,226
Conn's, Inc. * (a)	7,753	87,531
Cooper Tire & Rubber Company	44,079	774,909
Core-Mark Holding Company, Inc. *	7,764	222,050
Cracker Barrel Old Country Store, Inc.	17,140	589,616
Crocs, Inc. *	62,787	417,534
Dana Holding Corp. *	80,191	546,101
Deckers Outdoor Corp. *	9,730	825,591
Denny's Corp. *	76,913	204,589
Destination Maternity Corp. *	4,163	75,475
Dillard's, Inc., Class A (a)	38,248	539,297
DineEquity, Inc. (a)	13,233	327,517
Domino's Pizza, Inc. *	28,358	250,685
Dorman Products, Inc. *	9,226	138,575
Dover Downs Gaming & Entertainment, Inc.	13,571	77,355
DSW, Inc., Class A *	10,153	162,143
DTS, Inc. *	12,981	355,420
Ethan Allen Interiors, Inc. (a)	18,667	308,006
Exide Technologies *	38,416	306,176
FGX International Holdings, Ltd. *	11,411	159,183
Finish Line, Inc.	31,623	321,290
First Cash Financial Services, Inc. *	17,445	298,833
Force Protection, Inc. *	52,250	285,285
Fred's, Inc., Class A	30,610	389,665
Fuel Systems Solutions, Inc. * (a)	9,556	343,920
Fuqi International, Inc. * (a)	9,438	276,345
Furniture Brands International, Inc. *	32,116	177,601
G & K Services, Inc., Class A	14,297	316,822
Gaylord Entertainment Company * (a)	26,388	530,399
Genesco, Inc. *	14,341	345,188
G-III Apparel Group, Ltd. *	10,208	144,443
Great Wolf Resorts, Inc. *	26,614	95,012
Group 1 Automotive, Inc. (a)	17,957	482,145
Gymboree Corp. *	20,317	982,936
Haverty Furniture Companies, Inc. * (a)	14,828	175,119

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Hawaiian Holdings, Inc. *	39,496	$326,237
Herman Miller, Inc.	39,549	668,774
hhgregg, Inc. *	8,344	141,347
Hibbett Sports, Inc. *	21,625	394,224
HNI Corp. (a)	32,922	776,959
Hooker Furniture Corp.	9,269	125,132
Hot Topic, Inc. *	33,972	254,450
Houston Wire & Cable Company (a)	14,006	154,766
Hovnanian Enterprises, Inc., Class A * (a)	41,659	159,971
HSN, Inc. *	29,931	487,277
Iconix Brand Group, Inc. *	53,034	661,334
Insight Enterprises, Inc. *	34,322	419,072
Interface, Inc., Class A	36,289	301,199
Interval Leisure Group, Inc. *	30,185	376,709
Isle of Capri Casinos, Inc. * (a)	11,919	140,525
J. Crew Group, Inc. * (a)	37,394	1,339,453
Jack in the Box, Inc. *	42,711	875,148
Jakks Pacific, Inc. *	22,023	315,369
JetBlue Airways Corp. * (a)	187,228	1,119,623
Jo-Ann Stores, Inc. *	19,678	527,961
Jones Apparel Group, Inc.	63,417	1,137,067
Jos. A. Bank Clothiers, Inc. *	13,612	609,409
Kimball International, Inc., Class B	27,369	208,825
Kirklands, Inc. *	9,600	136,800
Knoll, Inc.	35,286	368,033
Krispy Kreme Doughnuts, Inc. *	45,802	163,513
K-Swiss, Inc., Class A	20,847	183,245
La-Z-Boy, Inc.	38,305	331,338
Life Time Fitness, Inc. * (a)	30,063	843,267
Lithia Motors, Inc., Class A	13,082	203,948
Liz Claiborne, Inc. (a)	71,293	351,474
Lululemon Athletica, Inc. * (a)	30,273	688,711
Lumber Liquidators, Inc. *	10,808	234,426
M/I Homes, Inc. *	14,270	193,929
Maidenform Brands, Inc. *	14,622	234,829
Marcus Corp.	16,381	209,513
McCormick & Schmick's Seafood
Restaurants, Inc. *	13,170	97,985
Meritage Homes Corp. *	23,539	477,842
Mobile Mini, Inc. *	26,816	465,526
Modine Manufacturing Company	25,756	238,758
Monarch Casino & Resort, Inc. *	8,832	95,032
Morgans Hotel Group Company * (a)	20,297	110,010
Movado Group, Inc.	13,178	191,476
Multimedia Games, Inc. * (a)	21,785	111,539
MWI Veterinary Supply, Inc. *	8,217	328,269
National Cinemedia, Inc.	31,780	539,307
National Presto Industries, Inc.	3,632	314,204
New York & Company, Inc. *	20,260	103,731
Nu Skin Enterprises, Inc., Class A	37,038	686,314
O'Charley's, Inc. *	13,989	131,077
OfficeMax, Inc. *	57,098	718,293
Orient Express Hotels, Ltd., Class A (a)	57,348	660,075
Owens & Minor, Inc.	30,722	1,390,171
Oxford Industries, Inc.	10,024	197,473
P.F. Chang's China Bistro, Inc. * (a)	17,865	606,874

The accompanying notes are an integral part of the financial statements.
312

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Pacific Sunwear of California, Inc. *	50,013	$257,567
Pantry, Inc. *	16,899	264,976
Papa John's International, Inc. *	16,758	411,744
PC Connection, Inc. *	14,889	80,996
PC Mall, Inc. *	9,935	68,154
Perry Ellis International, Inc. *	8,585	137,703
Pier 1 Imports, Inc. *	69,196	267,789
Pinnacle Entertainment, Inc. *	45,244	461,036
Polaris Industries, Inc. (a)	22,746	927,582
Pool Corp. (a)	33,682	748,414
PriceSmart, Inc.	12,461	233,644
Quiksilver, Inc. *	97,030	266,833
RC2 Corp. *	17,549	250,073
Red Robin Gourmet Burgers, Inc. *	11,989	244,815
Regis Corp. (a)	42,477	658,394
Rentrak Corp. *	7,933	141,683
Republic Airways Holdings, Inc. *	21,628	201,789
Rex Stores Corp. *	6,979	76,071
Ruby Tuesday, Inc. *	48,271	406,442
Rush Enterprises, Inc., Class A *	25,199	325,571
Ruth's Chris Steak House, Inc. *	18,239	76,969
Ryland Group, Inc.	29,428	620,048
Saks, Inc. * (a)	88,472	603,379
Sally Beauty Holdings, Inc. * (a)	69,830	496,491
ScanSource, Inc. *	17,770	503,246
Scholastic Corp.	17,001	413,804
School Specialty, Inc. *	14,354	340,477
Sealy Corp. *	34,092	109,094
Shoe Carnival, Inc. *	7,683	118,472
Shuffle Master, Inc. *	40,502	381,529
Skechers U.S.A., Inc., Class A *	24,951	427,660
SkyWest, Inc.	42,042	697,056
Sonic Automotive, Inc. (a)	17,657	185,399
Sonic Corp. *	46,375	512,908
Speedway Motorsports, Inc.	10,481	150,822
Sport Supply Group, Inc.	9,419	95,980
Stage Stores, Inc.	28,385	367,870
Standard Motor Products, Inc.	12,669	192,569
Standard Pacific Corp. *	77,904	287,466
Stanley Furniture Company, Inc.	10,174	105,504
Steelcase, Inc. Class A	52,966	328,919
Stein Mart, Inc. *	19,182	243,803
Steven Madden, Ltd. *	11,834	435,610
Superior Industries International, Inc. (a)	18,105	257,091
Susser Holdings Corp. *	6,582	82,736
Systemax, Inc. * (a)	8,226	99,781
Talbots, Inc.	18,326	169,149
Tempur-Pedic International, Inc. *	55,059	1,042,817
Tenneco, Inc. *	35,383	461,394
Texas Roadhouse, Inc., Class A *	38,099	404,611
The Buckle, Inc. (a)	18,792	641,559
The Cheesecake Factory, Inc. * (a)	44,829	830,233
The Dress Barn, Inc. * (a)	33,474	600,189
The Men's Wearhouse, Inc. (a)	38,597	953,346
The Pep Boys - Manny, Moe & Jack	36,108	352,775
The Steak & Shake Company * (a)	19,458	229,021

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
The Wet Seal, Inc., Class A *	73,504	$277,845
Timberland Company, Class A *	32,401	451,022
Titan International, Inc. (a)	27,040	240,656
Titan Machinery, Inc. * (a)	10,431	130,596
TiVo, Inc. *	77,897	807,013
Town Sports International Holdings, Inc. *	17,724	44,487
Tractor Supply Company *	26,651	1,290,441
True Religion Apparel, Inc. *	18,923	490,673
Tuesday Morning Corp. *	24,662	102,594
Tween Brands, Inc. *	19,349	162,338
UAL Corp. * (a)	106,446	981,432
Ulta Salon, Cosmetics & Fragrance, Inc. *	20,807	343,524
Under Armour, Inc., Class A * (a)	24,391	678,802
Unifi, Inc. *	39,946	127,827
Unifirst Corp.	10,797	479,927
United Stationers, Inc. *	17,574	836,698
Universal Electronics, Inc. *	10,512	214,655
Universal Travel Group. *	7,917	102,129
US Airways Group, Inc. *	97,612	458,776
Vail Resorts, Inc. * (a)	22,003	737,981
Volcom, Inc. *	14,340	236,323
Warnaco Group, Inc. *	32,374	1,419,924
Watsco, Inc. (a)	17,636	950,757
Weyco Group, Inc.	6,082	139,278
Winnebago Industries, Inc. * (a)	22,427	329,901
Wolverine World Wide, Inc.	36,431	904,946
Wonder Auto Technology, Inc. *	11,221	134,652
World Fuel Services Corp. (a)	21,872	1,051,387
Youbet.com, Inc. *	24,852	52,189
Zale Corp. * (a)	19,780	141,427
Zumiez, Inc. * (a)	11,285	185,187

		91,089,610
Consumer, Non-cyclical - 22.70%
Abaxis, Inc. * (a)	16,319	436,533
Abiomed, Inc. *	23,539	228,564
ABM Industries, Inc.	34,569	727,332
Accelrys, Inc. *	23,464	136,091
Acco Brands Corp. *	42,227	304,879
Accuray, Inc. *	29,760	193,440
Acorda Therapeutics, Inc. *	28,292	658,638
Actrade Financial Technologies, Ltd. * (k)	722	0
Administaff, Inc.	15,967	419,453
Adolor Corp. *	41,512	66,004
Advance America Cash Advance Centers, Inc.	34,574	193,614
Affymax, Inc. *	10,423	249,005
Affymetrix, Inc. *	53,270	467,711
AgFeed Industries, Inc. * (a)	21,035	112,327
Air Methods Corp. *	8,110	264,143
Albany Molecular Research, Inc. *	18,239	157,950
Alico, Inc. (a)	3,248	95,459
Align Technology, Inc. *	43,432	617,603
Alkermes, Inc. *	70,263	645,717
Alliance Imaging, Inc. *	20,606	116,630
Alliance One International, Inc. *	66,948	299,927
Allied Healthcare International, Inc. *	40,580	113,624
Allos Therapeutics, Inc. *	46,616	337,966

The accompanying notes are an integral part of the financial statements.
313

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Almost Family, Inc. *	5,475	$162,881
Alnylam Pharmaceuticals, Inc. *	26,781	607,393
Alphatec Holdings, Inc. *	25,349	116,605
AMAG Pharmaceuticals, Inc. * (a)	12,644	552,290
Amedisys, Inc. *	20,192	880,977
America Service Group, Inc.	6,882	113,828
American Caresource Holdings, Inc. *	16,641	72,721
American Dairy, Inc. * (a)	5,997	169,895
American Dental Partners, Inc. *	12,302	172,228
American Greetings Corp., Class A	29,557	659,121
American Italian Pasta Company, Class A *	15,801	429,471
American Medical Systems Holdings, Inc. * (a)	54,964	929,991
American Oriental Bioengineering, Inc. * (a)	46,232	224,688
American Public Education, Inc. *	13,789	479,030
AMERIGROUP Corp. *	38,886	862,103
Amicus Therapeutics, Inc. * (a)	11,865	103,819
AMN Healthcare Services, Inc. *	19,430	184,779
AmSurg Corp. *	22,812	484,299
Andersons, Inc.	13,581	478,051
AngioDynamics, Inc. *	18,658	257,107
Arbitron, Inc.	20,097	417,214
Ardea Biosciences, Inc. * (a)	11,075	202,894
Arden Group, Inc.	953	113,883
Arena Pharmaceuticals, Inc. * (a)	72,372	323,503
Ariad Pharmaceuticals, Inc. *	70,862	157,314
Arqule, Inc. *	31,558	143,273
Array BioPharma, Inc. *	38,664	92,020
ARYx Therapeutics, Inc. *	18,132	56,753
Aspect Medical Systems, Inc. *	16,052	192,303
Athenahealth, Inc. *	24,939	956,909
Atrion Corp.	1,202	173,569
ATS Medical, Inc. *	38,394	102,896
Auxilium Pharmaceuticals, Inc. *	31,929	1,092,291
AVANIR Pharmaceuticals * (a)	46,451	96,618
AVI BioPharma, Inc. * (a)	61,570	105,900
Avis Budget Group, Inc. *	76,147	1,017,324
B&G Foods, Inc.	14,214	116,413
Bare Escentuals, Inc. *	49,402	587,390
Bio Reference Labs, Inc. *	8,684	298,730
Biocryst Pharmaceuticals, Inc. * (a)	16,743	137,962
Biodel, Inc. *	13,515	72,576
BioDelivery Sciences International, Inc. * (a)	13,518	64,886
BioMimetic Therapeutics, Inc. *	11,342	138,486
BioScrip, Inc. *	31,378	212,115
BioSpecifics Technologies Corp. *	3,234	103,520
Blue Nile, Inc. *	9,498	590,016
Blyth, Inc.	4,614	178,700
Boston Beer Company, Inc. *	6,755	250,475
Bovie Medical Corp. * (a)	14,542	114,155
Bowne & Company, Inc.	31,288	240,918
Bridgepoint Education, Inc. *	10,469	159,757
Bruker BioSciences Corp. *	36,029	384,429
Cadence Pharmaceuticals, Inc. * (a)	18,793	207,851
Cadiz, Inc. *	10,737	125,623
Calavo Growers, Inc.	8,327	158,046
Cal-Maine Foods, Inc. (a)	10,412	278,729

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Cambrex Corp. *	25,530	$160,839
Cantel Medical Corp. *	9,786	147,377
Capella Education Company * (a)	10,963	738,248
Capital Senior Living Corp. *	19,758	120,524
Cardiac Science Corp. *	18,090	72,360
CardioNet, Inc. *	18,196	122,277
Cardiovascular Systems, Inc. *	8,019	58,298
Cardium Therapeutics, Inc. * (a)	31,545	51,103
Catalyst Health Solutions, Inc. *	26,973	786,263
CBIZ, Inc. *	34,541	257,676
CDI Corp.	10,274	144,350
Celera Corp. *	61,246	381,563
Cell Therapeutics, Inc. * (a)	400,052	492,064
Celldex Therapeutics, Inc. * (a)	8,853	48,603
Centene Corp. *	31,806	602,406
Central Garden & Pet Company, Class A *	46,155	504,474
Cenveo, Inc. * (a)	37,219	257,555
Cepheid, Inc. * (a)	43,437	574,237
Chattem, Inc. *	13,579	901,781
Chelsea Therapeutics International, Inc. *	19,290	48,418
Chemed Corp.	16,701	733,007
China Sky One Medical, Inc. * (a)	8,285	109,279
China-Biotics, Inc. * (a)	6,245	99,920
ChinaCast Education Corp. *	23,162	168,388
Chiquita Brands International, Inc. * (a)	33,648	543,752
Clarient, Inc. * (a)	23,093	97,222
Clinical Data, Inc. * (a)	8,981	149,713
Coca-Cola Bottling Company Consolidated	3,346	162,047
Coinstar, Inc. * (a)	22,527	742,940
Compass Diversified Trust	18,663	195,402
Conceptus, Inc. *	22,647	419,875
CONMED Corp. *	22,153	424,673
Consolidated Graphics, Inc. *	8,261	206,112
Corinthian Colleges, Inc. *	59,785	1,109,610
Cornell Corrections, Inc. *	9,305	208,804
Corporate Executive Board Company	25,529	635,672
CorVel Corp. *	5,818	165,231
CoStar Group, Inc. * (a)	14,880	613,354
CPI Corp.	4,322	53,895
CRA International, Inc. *	8,471	231,174
Cross Country Healthcare, Inc. *	24,794	230,832
Cryolife, Inc. *	22,706	180,967
CSS Industries, Inc.	6,327	125,085
Cubist Pharmaceuticals, Inc. *	42,704	862,621
Cutera, Inc. *	12,220	105,703
Cyberonics, Inc. * (a)	20,386	324,953
Cypress Biosciences, Inc. *	28,567	233,392
Cytokinetics, Inc. *	34,618	183,129
Cytori Therapeutics, Inc. * (a)	21,559	85,158
Delcath Systems, Inc. * (a)	20,066	98,524
Deluxe Corp.	38,247	654,024
DepoMed, Inc. *	40,934	178,882
DexCom, Inc. * (a)	34,845	276,321
Diamond Foods, Inc.	12,426	394,153
Diamond Management & Technology
Consultants, Inc.	21,856	149,714

The accompanying notes are an integral part of the financial statements.
314

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Discovery Laboratories, Inc. *	94,125	$128,010
Dollar Financial Corp. *	18,113	290,170
Dollar Thrifty Automotive Group, Inc. *	16,303	400,891
Drugstore.com, Inc. *	70,094	170,328
Durect Corp. *	64,408	171,969
Dyax Corp. *	46,215	165,912
DynCorp International, Inc. *	18,762	337,716
Electro Rent Corp.	15,190	174,989
Electro-Optical Sciences, Inc. * (a)	14,203	136,065
Elizabeth Arden, Inc. *	19,656	231,351
Emergency Medical Services Corp., Class A *	7,260	337,590
Emergent Biosolutions, Inc. *	12,316	217,501
Emeritus Corp. *	14,785	324,531
Endologix, Inc. *	35,444	219,398
Ennis Business Forms, Inc.	20,295	327,358
Enzo Biochem, Inc. *	27,131	192,087
Enzon Pharmaceuticals, Inc. * (a)	34,225	282,356
Euronet Worldwide, Inc. *	36,322	872,818
EV3, Inc. *	57,666	709,868
Exactech, Inc. *	6,942	109,267
Exelixis, Inc. * (a)	78,959	503,758
Exlservice Holdings, Inc. *	11,670	173,416
Exponent, Inc. *	10,511	296,095
Facet Biotech Corp. *	18,834	325,640
Farmer Brothers Company	5,474	113,312
First Advantage Corp., Class A *	9,059	168,044
Forrester Research, Inc. *	11,954	318,455
Fossil, Inc. *	34,923	993,559
Franklin Covey Company *	12,292	71,908
Fresh Del Monte Produce, Inc. *	30,403	687,412
Gaiam, Inc., Class A *	14,872	103,807
Gartner Group, Inc., Class A *	43,984	803,588
Genomic Health, Inc. * (a)	10,719	234,317
Genoptix, Inc. * (a)	12,572	437,254
Gentiva Health Services, Inc. *	21,696	542,617
Geron Corp. * (a)	66,242	434,548
Global Cash Access, Inc. *	30,190	220,689
Grand Canyon Education, Inc. *	12,041	214,691
Great Lakes Dredge & Dock Company	31,043	216,680
GTx, Inc. * (a)	14,943	191,270
H&E Equipment Services, Inc. *	21,000	237,930
Haemonetics Corp. *	17,633	989,564
Hain Celestial Group, Inc. *	30,933	592,986
Halozyme Therapeutics, Inc. *	46,905	333,495
Hanger Orthopedic Group, Inc. *	18,774	260,395
Hansen Medical, Inc. * (a)	20,790	72,765
Harvard Bioscience, Inc. *	24,283	92,033
Healthcare Services Group, Inc.	32,921	604,430
Healthsouth Corp. * (a)	65,099	1,018,148
Healthspring, Inc. *	36,359	445,398
Healthways, Inc. *	25,319	387,887
Heartland Payment Systems, Inc.	28,582	414,725
HeartWare International, Inc. *	3,805	114,112
Heckmann Corp. * (a)	60,454	276,879
Heidrick & Struggles International, Inc. (a)	13,207	307,195
Helen of Troy, Ltd. *	22,303	433,347

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Hemispherx Biopharma, Inc. * (a)	82,313	$164,626
Hill International, Inc. *	20,901	148,397
Hi-Tech Pharmacal Company, Inc. *	8,521	191,211
HMS Holdings Corp. *	19,262	736,386
HQ Sustainable Maritime Industries, Inc. *	8,628	75,926
Human Genome Sciences, Inc. * (a)	120,450	2,266,869
Huron Consulting Group, Inc. *	16,044	414,417
ICF International, Inc. *	6,674	202,356
ICU Medical, Inc. *	9,575	352,935
Idenix Pharmaceuticals, Inc. *	22,283	68,854
Idera Pharmaceuticals, Inc. *	17,792	131,839
I-Flow Corp. *	18,178	207,047
Immucor, Inc. *	52,434	928,082
Immunogen, Inc. *	37,908	307,434
Immunomedics, Inc. *	50,756	280,173
Impax Laboratories, Inc. *	45,879	400,982
Imperial Sugar Company	10,032	127,206
Incyte Corp. * (a)	53,921	363,967
Indevus Pharmaceuticals, Inc. *	38,347	42,182
Infinity Pharmaceuticals, Inc. *	15,560	96,939
Informatica Corp. *	61,374	1,385,825
Ingles Markets, Inc.	10,949	173,323
Insmed, Inc. *	98,972	81,157
Inspire Pharmaceuticals, Inc. *	46,866	244,641
Insulet Corp. * (a)	20,114	225,880
Integra LifeSciences Holdings Corp. * (a)	14,150	483,223
Intermediate Parfums, Inc.	13,104	160,000
Intermune, Inc. * (a)	28,557	454,913
Internet Brands, Inc., Class A *	21,707	173,222
Invacare Corp. (a)	18,995	423,209
IPC The Hospitalist Company *	11,913	374,664
IRIS International, Inc. *	14,188	160,324
Isis Pharmaceuticals, Inc. * (a)	69,007	1,005,432
Ista Pharmaceuticals, Inc. *	26,888	119,920
J & J Snack Foods Corp.	9,410	406,418
Jackson Hewitt Tax Service, Inc.	22,169	113,062
Javelin Pharmaceuticals, Inc. *	44,390	86,561
K12, Inc. * (a)	17,904	295,058
Kelly Services, Inc., Class A	20,180	248,214
Kendle International, Inc. *	11,679	195,273
Kenexa Corp. *	17,238	232,368
Kensey Nash Corp. *	6,483	187,683
Kforce, Inc. *	22,194	266,772
Kindred Healthcare, Inc. *	29,111	472,472
Korn/Ferry International *	34,356	501,254
K-V Pharmaceutical Company, Class A *	29,481	90,507
Lance, Inc.	21,072	544,079
Landauer, Inc.	7,122	391,568
LCA-Vision, Inc. *	13,580	95,196
Lexicon Genetics, Inc. *	66,005	140,591
LHC Group, Inc. *	11,400	341,202
Life Sciences Research, Inc. *	9,471	75,389
Lifeway Foods, Inc. *	7,191	79,029
Ligand Pharmaceuticals, Inc., Class B *	85,138	196,669
Lincoln Educational Services Corp. *	7,694	176,039
Live Nation, Inc. *	62,538	512,186

The accompanying notes are an integral part of the financial statements.
315

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Luminex Corp. *	30,893	$525,181
M & F Worldwide Corp. *	8,351	169,024
Mac-Gray Corp. *	9,412	101,461
Magellan Health Services, Inc. *	25,987	807,156
MAKO Surgical Corp. * (a)	10,962	96,027
Mannkind Corp. * (a)	46,406	457,099
MAP Pharmaceuticals, Inc. *	5,947	62,206
Martek Biosciences Corp. * (a)	22,089	498,991
Masimo Corp. *	37,643	986,247
Matrixx Initiatives, Inc. *	12,143	68,972
MAXIMUS, Inc.	11,549	538,183
Maxygen, Inc. *	19,629	131,318
McGrath Rentcorp	18,368	390,687
MedCath Corp. *	11,412	100,083
Medical Action, Inc. *	11,767	142,028
Medicines Company *	40,092	441,413
Medicis Pharmaceutical Corp., Class A	40,636	867,579
Medifast, Inc. * (a)	10,086	219,068
Medivation, Inc. *	21,432	581,664
Mercadolibre, Inc. * (a)	19,277	741,393
Merge Healthcare, Inc. *	19,823	81,473
Meridian Bioscience, Inc.	30,135	753,676
Merit Medical Systems, Inc. *	20,822	360,845
Metropolitan Health Networks, Inc. *	38,501	83,932
Micromet, Inc. *	43,744	291,335
Microvision, Inc. * (a)	52,285	288,090
Micrus Endovascular Corp. *	13,118	169,878
Midas, Inc. *	12,635	118,769
MiddleBrook Pharmaceuticals, Inc. *	56,365	64,820
Molecular Insight Pharmaceuticals, Inc. * (a)	13,808	76,358
Molina Healthcare, Inc. *	9,788	202,514
Momenta Pharmaceuticals, Inc. * (a)	26,094	276,857
Monro Muffler Brake, Inc.	12,893	409,868
MPS Group, Inc. *	69,714	733,391
Multi-Color Corp.	9,444	145,721
Nabi Biopharmaceuticals *	43,262	155,311
Nash Finch Company	10,172	278,102
National Healthcare Corp.	6,049	225,567
Natus Medical, Inc. *	21,224	327,486
Navigant Consulting Company *	37,553	506,966
Nektar Therapeutics *	69,927	681,089
Neogen Corp. *	10,129	327,065
Net 1 UEPS Technologies, Inc. *	28,519	597,758
Neurocrine Biosciences, Inc. *	33,899	103,392
NeurogesX, Inc. *	8,583	68,664
NovaMed, Inc. * (a)	18,906	85,644
Novavax, Inc. * (a)	45,965	182,021
NPS Pharmaceuticals, Inc. *	36,545	146,911
Nutraceutical International Corp. *	10,789	121,592
NutriSystem, Inc. (a)	23,272	355,131
Nuvasive, Inc. * (a)	27,050	1,129,608
NxStage Medical, Inc. *	17,615	117,844
Obagi Medical Products, Inc. *	15,980	185,368
Odyssey Healthcare, Inc. *	24,725	309,063
Odyssey Marine Exploration, Inc. * (a)	44,182	82,179
Omega Protein Corp. *	17,956	87,087

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
On Assignment, Inc. *	31,486	$184,193
OncoGenex Pharmaceutical, Inc. *	3,268	117,648
Onyx Pharmaceuticals, Inc. *	45,774	1,371,847
Optimer Pharmaceuticals, Inc. * (a)	21,130	285,889
OraSure Technologies, Inc. *	38,007	110,220
Orexigen Therapeutics, Inc. *	22,987	226,422
Orthofix International NV *	12,825	376,927
Orthovita, Inc. * (a)	49,497	217,292
Osiris Therapeutics, Inc. * (a)	12,978	86,433
Overhill Farms, Inc. *	14,437	87,344
Overstock.com, Inc. * (a)	12,204	179,033
OXiGENE, Inc. * (a)	50,225	71,320
Pain Therapeutics, Inc. *	28,266	143,026
Palomar Medical Technologies, Inc. *	13,628	220,910
Par Pharmaceutical Companies, Inc. *	26,438	568,681
Parexel International Corp. *	42,924	583,337
PDL BioPharma, Inc.	81,186	639,746
Peets Coffee & Tea, Inc. *	8,854	249,948
PetMed Express, Inc.	17,759	334,757
Pharmasset, Inc. *	16,354	345,724
PharMerica Corp. *	22,693	421,409
PHH Corp. * (a)	40,753	808,540
Poniard Pharmaceuticals, Inc. *	17,737	132,673
POZEN, Inc. *	20,248	149,025
Pre-Paid Legal Services, Inc. * (a)	5,520	280,416
Prestige Brands Holdings, Inc. *	26,423	186,018
Progenics Pharmaceuticals, Inc. *	21,537	112,854
Protalix BioTherapeutics, Inc. *	25,968	214,496
Providence Service Corp. *	8,430	98,294
PSS World Medical, Inc. * (a)	44,074	962,135
Psychiatric Solutions, Inc. *	41,665	1,114,955
Questcor Pharmaceuticals, Inc. *	44,266	244,348
Quidel Corp. *	19,131	310,496
RadNet, Inc. *	25,167	65,183
Regeneron Pharmaceuticals, Inc. *	46,756	902,391
RehabCare Group, Inc. *	13,626	295,548
Rent-A-Center, Inc. *	49,336	931,464
Repligen Corp. *	25,154	126,022
Res-Care, Inc. *	18,910	268,711
Resources Connection, Inc. *	33,682	574,615
Revlon, Inc. * (a)	16,086	78,178
Rewards Network, Inc. *	6,244	85,793
Rigel Pharmaceuticals, Inc. *	27,716	227,271
Rochester Medical Corp. *	8,662	104,290
Rockwell Medical Technologies, Inc. *	12,607	98,082
Rollins, Inc.	32,757	617,469
RSC Holdings, Inc. * (a)	37,353	271,556
RTI Biologics, Inc. *	42,506	184,901
Ruddick Corp.	31,439	836,906
Salix Pharmaceuticals, Ltd. *	36,317	772,099
Sanderson Farms, Inc.	13,711	516,082
Sangamo Biosciences, Inc. *	32,183	264,222
Santarus, Inc. *	42,200	138,838
Savient Pharmaceuticals, Inc. * (a)	45,150	686,280
SciClone Pharmaceuticals, Inc. *	30,001	127,804
Seaboard Corp.	248	322,405

The accompanying notes are an integral part of the financial statements.
316

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Seattle Genetics, Inc. *	61,545	$863,476
Seneca Foods Corp. *	8,928	244,627
Sequenom, Inc. * (a)	45,881	148,196
Shutterfly, Inc. *	15,762	262,122
SIGA Technologies, Inc. * (a)	19,786	156,112
Sirona Dental Systems, Inc. *	12,593	374,642
Skilled Healthcare Group, Inc. *	15,913	127,781
Smart Balance, Inc. *	47,458	291,392
Somanetics Corp. *	9,663	155,768
SonoSite, Inc. *	13,119	347,129
Sotheby's (a)	49,709	856,486
Spartan Motors, Inc.	24,601	126,449
Spartan Stores, Inc.	17,737	250,624
Spectranetics Corp. *	26,595	170,474
Spectrum Pharmaceuticals, Inc. * (a)	24,454	164,575
Spherion Corp. *	40,454	251,219
Stamps.com, Inc. *	9,957	92,102
Standard Parking Corp. *	6,790	118,757
Star Scientific, Inc. * (a)	61,866	57,535
StarTek, Inc. *	10,334	89,699
Steiner Leisure, Ltd. *	11,068	395,792
StemCells, Inc. * (a)	80,069	130,512
Stereotaxis, Inc. * (a)	21,556	96,140
STERIS Corp.	43,115	1,312,852
Stewart Enterprises, Inc., Class A (a)	59,493	311,148
Sucampo Pharmaceuticals, Inc. *	10,447	60,906
SuccessFactors, Inc. *	27,486	386,728
Sun Healthcare Group, Inc. *	33,108	286,053
Sunrise Senior Living, Inc. *	35,643	107,998
Supergen, Inc. *	50,836	135,732
SurModics, Inc. * (a)	11,571	284,647
Symmetry Medical, Inc. *	27,116	281,193
Synovis Life Technologies, Inc. *	9,058	125,000
Synta Pharmaceuticals Corp. *	23,200	71,920
Synutra International, Inc. * (a)	13,726	188,183
Team, Inc. *	15,028	254,725
Tejon Ranch Company *	8,378	215,147
TeleTech Holdings, Inc. *	24,118	411,453
Tetra Tech, Inc. *	44,639	1,184,273
The Advisory Board Company *	11,882	298,713
The Ensign Group, Inc.	8,273	116,070
The Female Health Company *	15,438	77,962
The Geo Group, Inc. *	38,363	773,782
The Great Atlantic & Pacific Tea Company,
Inc. *	25,485	227,071
The Hackett Group, Inc. *	37,086	107,549
Theravance, Inc. * (a)	39,735	581,720
Thoratec Corp. *	41,768	1,264,317
Ticketmaster Entertainment, Inc. *	28,913	337,993
TNS, Inc. *	18,802	515,175
Tootsie Roll Industries, Inc. (a)	15,482	368,162
Trans1, Inc. *	11,452	55,084
Transcend Services, Inc. *	5,502	96,120
Tree.com, Inc. *	8,579	64,771
TreeHouse Foods, Inc. *	21,966	783,527
Triple-S Management Corp. *	15,482	259,633

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
TrueBlue, Inc. *	33,306	$468,615
Tupperware Brands Corp.	46,544	1,858,036
United Natural Foods, Inc. *	32,068	767,067
United Rentals, Inc. *	45,916	472,935
Universal Corp. (a)	18,537	775,217
Universal Technical Institute, Inc. *	12,009	236,577
US Physical Therapy, Inc. *	9,628	145,094
USANA Health Sciences, Inc. * (a)	5,069	172,904
Valassis Communications, Inc. *	36,576	653,979
Vanda Pharmaceuticals, Inc. * (a)	19,915	231,811
Vascular Solutions, Inc. *	14,744	121,933
Vector Group, Ltd. (a)	28,414	442,691
Viad Corp.	15,890	316,370
Vical, Inc. *	28,980	123,455
Village Super Market, Inc.	5,075	149,560
ViroPharma, Inc. *	57,839	556,411
Vital Images, Inc. *	12,362	154,772
Vivus, Inc. *	52,106	544,508
Volcano Corp. *	36,146	607,976
Volt Information Sciences, Inc. *	10,970	134,053
Watson Wyatt Worldwide, Inc., Class A	31,607	1,376,801
WD-40 Company	13,022	369,825
Weis Markets, Inc.	7,748	247,549
WellCare Health Plans, Inc. *	31,301	771,570
West Pharmaceutical Services, Inc.	24,272	985,686
Winn-Dixie Stores, Inc. *	40,538	531,859
Wright Express Corp. *	28,521	841,655
Wright Medical Group, Inc. *	28,557	510,028
XenoPort, Inc. *	20,456	434,281
Young Innovations, Inc.	4,961	130,524
Zhongpin, Inc. *	15,502	228,189
Zoll Medical Corp. *	15,808	340,188
Zymogenetics, Inc. *	28,943	174,816

		151,310,719
Diversified - 0.01%
Primoris Services Corp.	9,012	64,976
Energy - 4.23%
Allis-Chalmers Energy, Inc. * (a)	47,956	209,088
Apco Oil and Gas International, Inc.	6,802	155,902
Arena Resources, Inc. *	28,349	1,006,389
Ascent Solar Technologies, Inc. * (a)	12,260	92,440
Atlas America, Inc. (a)	25,669	694,860
ATP Oil & Gas Corp. * (a)	26,666	477,055
Basic Energy Services, Inc. *	17,790	151,037
Berry Petroleum Company, Class A (a)	31,951	855,648
Bill Barrett Corp. *	28,531	935,531
Bolt Technology Corp. *	8,366	105,161
Boots & Coots, Inc. *	68,043	109,549
BPZ Energy, Inc. * (a)	67,832	510,097
Brigham Exploration Company *	63,166	573,547
Bronco Drilling Company, Inc. *	21,020	137,681
Cal Dive International, Inc. *	33,338	329,713
Carbo Ceramics, Inc. (a)	14,230	733,556
Carrizo Oil & Gas, Inc. * (a)	21,075	516,127
Cheniere Energy, Inc. * (a)	44,960	131,733

The accompanying notes are an integral part of the financial statements.
317

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Clayton Williams Energy, Inc. *	5,154	$155,238
Clean Energy Fuels Corp. * (a)	22,389	322,625
Complete Production Services, Inc. *	43,800	494,940
Comverge, Inc. * (a)	14,491	176,935
Contango Oil & Gas Company *	9,158	467,607
Crosstex Energy, Inc.	31,956	168,728
CVR Energy, Inc. *	17,683	219,977
Dawson Geophysical Company *	6,164	168,770
Delek US Holdings, Inc.	9,782	83,832
Delta Petroleum Corp. * (a)	132,427	231,747
Dril-Quip, Inc. *	21,525	1,068,501
Endeavour International Corp. * (a)	89,751	108,599
Evergreen Energy, Inc. * (a)	104,734	64,935
Evergreen Solar, Inc. * (a)	139,619	268,068
Fuelcell Energy, Inc. * (a)	49,211	210,131
FX Energy, Inc. * (a)	35,288	113,980
Geokinetics, Inc. *	4,890	103,668
Global Industries, Ltd. *	74,696	709,612
GMX Resources, Inc. * (a)	18,776	294,971
Goodrich Petroleum Corp. * (a)	18,204	469,845
Gran Tierra Energy, Inc. * (a)	153,246	637,503
Green Plains Renewable Energy, Inc. *	7,540	53,534
GT Solar International, Inc. * (a)	23,198	134,780
Gulf Islands Fabrication, Inc.	9,790	183,465
Gulfport Energy Corp. *	20,395	178,252
Harvest Natural Resources, Inc. *	28,638	146,913
Headwaters, Inc. *	33,571	129,920
Hercules Offshore, Inc. * (a)	65,992	324,021
Hornbeck Offshore Services, Inc. *	17,175	473,343
International Coal Group, Inc. * (a)	67,877	273,544
ION Geophysical Corp. *	68,163	239,934
Isramco, Inc. *	838	109,476
James River Coal Company *	20,739	396,322
Key Energy Services, Inc. *	91,385	795,050
Lufkin Industries, Inc. (a)	11,169	593,967
Matrix Service Company *	20,114	218,639
McMoran Exploration Company * (a)	54,633	412,479
NATCO Group, Inc. *	14,865	658,222
Natural Gas Services Group, Inc. *	9,918	174,755
Newpark Resources, Inc. *	68,757	220,710
Northern Oil And Gas, Inc. *	22,043	185,161
Oilsands Quest, Inc. *	149,773	169,243
Panhandle Oil and Gas, Inc.	6,555	140,015
Parallel Petroleum Corp. *	38,117	120,831
Parker Drilling Company *	86,221	470,767
Patriot Coal Corp. * (a)	54,484	640,732
Penn Virginia Corp.	33,931	777,359
Petroleum Development Corp. *	12,143	226,588
Petroquest Energy, Inc. *	33,292	216,065
Pioneer Drilling Company *	33,552	246,272
Rex Energy Corp. *	20,018	167,150
Rosetta Resources, Inc. *	40,382	593,212
RPC, Inc. (a)	20,887	218,896
Stone Energy Corp. *	30,886	503,751
Superior Well Services, Inc. *	11,672	112,985
Swift Energy Company *	26,564	629,036

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Syntroleum Corp. *	50,035	$135,095
T-3 Energy Services, Inc. *	11,020	217,094
TETRA Technologies, Inc. *	56,228	544,849
Toreador Resources Corp. *	16,942	169,251
Union Drilling, Inc. *	10,909	83,345
VAALCO Energy, Inc. *	45,527	209,424
Venoco, Inc. *	14,219	163,661
W&T Offshore, Inc.	25,470	298,254
Warren Resources, Inc. *	48,234	142,773
Western Refining, Inc. * (a)	34,708	223,867
Westmoreland Coal Company *	8,927	72,577
Willbros Group, Inc. *	29,709	452,468
Zion Oil & Gas Inc * (a)	10,389	101,397

		28,214,770
Financial - 19.26%
1st Source Corp.	11,834	192,894
Abington Bancorp, Inc.	20,460	158,360
Acadia Realty Trust, REIT	30,326	457,013
Agree Realty Corp., REIT	6,780	155,465
Alexander's, Inc., REIT *	1,533	453,584
Alliance Financial Corp.	4,198	113,556
Allied Capital Corp.	133,532	409,943
Ambac Financial Group, Inc. (a)	214,005	359,528
American Campus Communities, Inc., REIT	38,672	1,038,343
American Capital Agency Corp., REIT	9,963	283,447
American Capital, Ltd. (a)	212,116	685,135
American Equity Investment Life Holding
Company	41,372	290,431
American National Bankshares, Inc.	6,695	146,085
American Physicians Capital, Inc.	7,789	224,401
American Physicians Service Group, Inc.	6,364	146,627
American Safety Insurance Holdings, Ltd. *	8,728	137,902
Ameris Bancorp	13,108	93,722
Amerisafe, Inc. *	14,883	256,732
Ames National Corp. (a)	5,272	127,108
Amtrust Financial Services, Inc.	17,385	198,363
Anworth Mortgage Asset Corp., REIT	76,326	601,449
Apollo Investment Corp.	119,329	1,139,592
Ares Capital Corp.	72,101	794,553
Argo Group International Holdings, Ltd. *	22,844	769,386
Arrow Financial Corp.	7,389	201,652
Ashford Hospitality Trust, Inc., REIT *	47,163	163,184
Asset Acceptance Capital Corp. * (a)	11,919	86,413
Assured Guaranty, Ltd. (a)	77,300	1,501,166
Astoria Financial Corp.	63,961	706,129
Avatar Holdings, Inc. *	5,655	107,445
Baldwin & Lyons, Inc., Class B	7,323	171,724
BancFirst Corp.	5,046	186,349
Banco Latinoamericano de
Exportaciones, S.A.	20,794	295,691
Bank Mutual Corp.	36,507	322,722
Bank of the Ozarks, Inc.	10,161	269,571
BankFinancial Corp.	19,359	185,459
Bar Harbor Bankshares	3,375	114,750
Beneficial Mutual Bancorp, Inc. *	26,168	238,914
Berkshire Hill Bancorp, Inc.	10,883	238,773

The accompanying notes are an integral part of the financial statements.
318

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
BGC Partners, Inc.	37,627	$161,044
BioMed Realty Trust, Inc., REIT	73,059	1,008,214
Boston Private Financial Holdings, Inc.	51,276	333,807
Bridge Bancorp, Inc.	5,556	135,177
Broadpoint Gleacher Securities, Inc. *	37,201	310,256
Brookline Bancorp, Inc.	46,962	456,471
Bryn Mawr Bank Corp.	6,636	115,931
Calamos Asset Management, Inc.	14,841	193,823
Camden National Corp.	6,011	198,603
Cape Bancorp, Inc. *	15,669	120,338
Capital City Bank Group, Inc.	9,191	130,512
Capital Southwest Corp.	2,353	180,593
Capstead Mortage Corp., REIT	47,499	660,711
Cardinal Financial Corp.	22,501	185,183
Cass Information Systems, Inc.	6,473	193,284
Cathay General Bancorp	37,455	303,011
CBL & Associates Properties, Inc., REIT (a)	101,950	988,915
Cedar Shopping Centers, Inc., REIT	30,588	197,293
Center Bancorp, Inc.	12,511	94,208
Central Pacific Financial Corp. (a)	23,910	60,253
Chemical Financial Corp.	16,357	356,419
Citizens & Northern Corp. (a)	7,633	112,892
Citizens Holding Company	3,618	95,732
Citizens Republic Banking Corp., Inc. * (a)	104,424	79,362
Citizens, Inc., Class A *	27,239	172,695
City Holding Company	12,195	363,533
CNA Surety Corp. *	12,980	210,276
CNB Financial Corp./PA (a)	8,174	140,348
CoBiz, Inc.	16,674	83,037
Cogdell Spencer, Inc., REIT	24,561	117,893
Cohen & Steers, Inc.	12,994	311,856
Colonial Bancgroup, Inc. * (a)	157,851	10,418
Colonial Properties Trust, REIT	37,262	362,559
Columbia Banking System, Inc.	20,752	343,446
Community Bank Systems, Inc.	24,862	454,229
Community Trust Bancorp, Inc.	11,886	311,057
Conseco, Inc. *	137,446	722,966
Consolidated Tomoka Land Company	4,459	170,780
Cousins Properties, Inc., REIT (a)	30,245	250,429
Crawford & Company, Class B *	18,745	82,665
Credit Acceptance Corp. * (a)	4,441	142,956
CVB Financial Corp. (a)	64,464	489,282
Danvers Bancorp, Inc.	14,938	203,007
DCT Industrial Trust, Inc., REIT (a)	154,438	789,178
Delphi Financial Group, Inc.	34,998	792,005
Developers Diversified Realty Corp., REIT	102,729	949,216
Diamond Hill Investment Group, Inc. *	2,244	130,085
DiamondRock Hospitality Company, REIT *	80,656	653,314
Dime Community Bancshares	22,528	257,495
Donegal Group, Inc.	9,793	151,204
Duff & Phelps Corp.	12,089	231,625
DuPont Fabros Technology, Inc., REIT *	19,976	266,280
E*TRADE Financial Corp. * (a)	701,113	1,226,948
Eagle Bancorp, Inc. *	10,109	96,844
East West Bancorp, Inc.	68,173	565,836
Eastern Insurance Holdings, Inc.	8,336	79,442

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
EastGroup Properties, Inc., REIT	18,881	$721,632
Education Realty Trust, Inc., REIT	51,183	303,515
eHealth, Inc. *	18,768	272,511
Employers Holdings, Inc.	35,110	543,503
Encore Capital Group, Inc. *	10,229	137,580
Enstar Group, Ltd. *	4,926	306,742
Enterprise Financial Services Corp.	8,871	82,057
Entertainment Properties Trust, REIT	26,116	891,600
Epoch Holding Corp. (a)	10,594	92,697
Equity Lifestyle Properties, Inc., REIT	18,791	804,067
Equity One, Inc., REIT (a)	24,102	377,678
ESB Financial Corp. (a)	10,030	134,302
ESSA Bancorp, Inc.	14,595	192,800
Evercore Partners, Inc.	8,183	239,107
Extra Space Storage, Inc., REIT	64,813	683,777
EZCORP, Inc., Class A *	34,120	466,079
F.N.B. Corp.	84,771	602,722
Farmers Capital Bank Corp.	5,313	94,996
FBL Financial Group, Inc., Class A	7,185	139,605
FBR Capital Markets Corp. *	13,216	78,371
FCStone Group, Inc. *	23,472	113,135
FelCor Lodging Trust, Inc., REIT	51,504	233,313
Fifth Street Finance Corp.	15,518	169,612
Financial Federal Corp.	19,588	483,432
Financial Institutions, Inc.	8,510	84,845
First BanCorp (PR) (a)	59,945	182,832
First Bancorp, Inc.	7,167	133,306
First Bancorp	11,507	207,701
First Busey Corp. (a)	22,285	104,740
First Commonwealth Financial Corp. (a)	63,669	361,640
First Community Bancshares, Inc.	13,290	167,720
First Financial BanCorp	39,309	473,673
First Financial Bankshares, Inc. (a)	15,292	756,342
First Financial Corp.	9,226	282,685
First Financial Holdings, Inc.	11,632	185,763
First Financial Northwest, Inc.	16,504	96,053
First Industrial Realty Trust, Inc., REIT (a)	31,620	166,005
First Merchants Corp.	17,331	120,797
First Mercury Financial Corp.	11,547	153,806
First Midwest Bancorp, Inc.	37,030	417,328
First of Long Island Corp.	5,180	137,736
First Potomac Realty Trust, REIT	22,030	254,667
First South Bancorp, Inc. (a)	3,997	45,965
FirstMerit Corp.	60,555	1,152,362
Flagstone Reinsurance Holdings, Ltd.	28,847	325,394
Flushing Financial Corp.	18,644	212,542
Forestar Real Estate Group, Inc. *	26,978	463,482
FPIC Insurance Group, Inc. *	6,347	212,942
Franklin Street Properties Corp., REIT	44,015	576,597
GAMCO Investors, Inc., Class A	5,406	247,054
German American Bancorp (a)	10,051	155,891
Getty Realty Corp., REIT	14,093	345,842
GFI Group, Inc.	48,373	349,737
Glacier Bancorp, Inc. (a)	45,517	680,024
Gladstone Capital Corp.	18,294	163,365
Gladstone Commercial Corp., REIT	9,350	127,908

The accompanying notes are an integral part of the financial statements.
319

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Gladstone Investment Corp.	21,173	$102,689
Great Southern Bancorp, Inc. (a)	8,018	190,107
Greenlight Capital Re, Ltd., Class A *	21,239	399,293
Guaranty Bancorp *	45,927	67,972
Hampton Roads Bankshares, Inc. (a)	16,050	46,224
Hancock Holding Company (a)	17,523	658,339
Harleysville Group, Inc.	10,199	322,798
Harleysville National Corp.	33,717	179,712
Harris & Harris Group, Inc. * (a)	21,554	134,712
Hatteras Financial Corp., REIT (a)	26,713	800,856
Healthcare Realty Trust, Inc., REIT	43,875	927,079
Heartland Financial USA, Inc. (a)	10,717	158,076
Hercules Technology Growth Capital, Inc.	27,459	269,647
Hersha Hospitality Trust, REIT	38,804	120,292
Highwoods Properties, Inc., REIT	52,201	1,641,721
Hilltop Holdings, Inc. *	30,433	373,109
Home Bancorp, Inc. *	9,249	112,560
Home Bancshares, Inc. (a)	11,176	244,978
Home Federal Bancorp, Inc.	15,597	178,118
Home Properties, Inc., REIT (a)	24,294	1,046,828
Horace Mann Educators Corp.	29,558	412,925
IBERIABANK Corp.	15,299	697,022
Independent Bank Corp.	15,587	344,940
Infinity Property & Casualty Corp.	10,827	459,931
Inland Real Estate Corp., REIT	53,698	470,394
International Bancshares Corp. (a)	38,972	635,633
Investors Bancorp, Inc. *	35,753	379,339
Investors Real Estate Trust, SBI, REIT	46,835	423,388
iStar Financial, Inc., REIT * (a)	75,106	228,322
JMP Group, Inc.	12,849	124,121
Kansas City Life Insurance Company	3,621	112,758
Kayne Anderson Energy Development Fund	9,209	121,835
KBW, Inc. * (a)	25,958	836,367
Kearny Financial Corp.	15,088	157,217
Kilroy Realty Corp., REIT (a)	32,235	894,199
Kite Realty Group Trust, REIT	38,723	161,475
Knight Capital Group, Inc. *	69,185	1,504,774
Kohlberg Capital Corp.	15,547	93,748
LaBranche & Company, Inc. *	43,150	146,710
Lakeland Bancorp, Inc. (a)	16,420	123,150
Lakeland Financial Corp.	9,306	192,169
LaSalle Hotel Properties, REIT	47,310	930,115
Lexington Corporate Property Trust, REIT	66,412	338,701
Life Partners Holdings, Inc. (a)	5,869	105,055
LTC Properties, Inc., REIT	17,504	420,796
Maiden Holdings, Ltd.	37,843	275,119
MainSource Financial Group, Inc.	16,822	114,390
MarketAxess Holdings, Inc. *	24,393	293,936
Max Capital Group, Ltd.	34,034	727,307
MB Financial, Inc.	27,213	570,657
MCG Capital Corp. *	52,036	218,031
Meadowbrook Insurance Group, Inc.	43,762	323,839
Medallion Financial Corp.	13,462	112,542
Medical Properties Trust, Inc., REIT (a)	59,779	466,874
Mercer Insurance Group, Inc.	6,780	122,515
MF Global, Ltd. * (a)	71,830	522,204

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
MFA Mortgage Investments, Inc., REIT	207,500	$1,651,700
MGIC Investment Corp. * (a)	93,139	690,160
Mid-America Apartment Communities, Inc.,
REIT	20,852	941,051
Mission West Properties, Inc., REIT	19,520	131,370
Monmouth Real Estate Investment Corp.	20,767	144,538
Montpelier Re Holdings, Ltd.	63,506	1,036,418
MVC Capital, Inc.	18,136	159,234
NASB Financial, Inc. (a)	3,043	80,031
National Bankshares, Inc.	6,362	161,913
National Financial Partners Corp. *	31,332	273,215
National Health Investments, Inc., REIT	19,755	625,246
National Penn Bancshares, Inc. (a)	62,701	383,103
National Retail Properties, Inc., REIT	59,004	1,266,816
National Western Life Insurance Company,
Class A	1,824	320,988
Navigators Group, Inc. *	9,643	530,365
NBT Bancorp, Inc.	25,477	574,252
Nelnet, Inc., Class A *	14,458	179,858
NewAlliance Bancshares, Inc.	80,069	856,738
NGP Capital Resources Company	18,446	133,918
Northfield Bancorp, Inc.	16,763	214,566
Northrim Bancorp, Inc.	6,551	99,903
NorthStar Realty Finance Corp., REIT (a)	48,389	169,845
Northwest Bancorp, Inc.	13,782	314,781
OceanFirst Financial Corp.	9,780	113,448
Ocwen Financial Corp. *	38,658	437,609
Ohio Valley Banc Corp. (a)	4,038	107,007
Old National Bancorp (a)	49,326	552,451
OMEGA Healthcare Investors, Inc., REIT	60,983	976,948
Oppenheimer Holdings, Inc., Class A	7,353	179,046
optionsXpress Holdings, Inc.	31,489	544,130
Oriental Financial Group, Inc.	18,274	232,080
Orrstown Financial Services, Inc.	4,186	161,747
Pacific Capital Bancorp (a)	39,431	56,781
PacWest Bancorp (a)	18,608	354,482
Park National Corp. (a)	8,145	475,179
Parkway Properties, Inc., REIT	13,701	269,910
Peapack Gladstone Financial Corp.	7,414	119,069
PennantPark Investment Corp.	17,598	142,720
Penns Woods Bancorp, Inc.	4,314	138,091
Pennsylvania Real Estate
Investment Trust, REIT (a)	28,892	219,868
Penson Worldwide, Inc. * (a)	15,107	147,142
Peoples Bancorp, Inc.	8,548	111,551
Phoenix Companies, Inc. *	89,064	289,458
PICO Holdings, Inc. *	16,401	546,973
Pinnacle Financial Partners, Inc. *	25,140	319,529
Piper Jaffray Companies, Inc. *	14,678	700,434
Platinum Underwriters Holdings, Ltd.	37,461	1,342,602
PMA Capital Corp., Class A *	27,783	158,085
PMI Group, Inc.	56,626	240,661
Portfolio Recovery Associates, Inc. * (a)	11,561	524,060
Post Properties, Inc., REIT	33,376	600,768
PremierWest Bancorp	16,008	43,382
Presidential Life Corp.	17,325	179,487
PrivateBancorp, Inc.	25,844	632,144

The accompanying notes are an integral part of the financial statements.
320

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
ProAssurance Corp. *	24,562	$1,281,891
Prospect Capital Corp. (a)	32,257	345,472
Prosperity Bancshares, Inc.	33,886	1,178,894
Provident Financial Services, Inc.	46,133	474,709
Provident New York Bancorp	26,934	257,220
PS Business Parks, Inc., REIT	12,875	660,745
Pzena Investment Management, Inc. * (a)	6,580	53,759
Radian Group, Inc.	62,284	658,965
RAIT Financial Trust, REIT (a)	60,123	176,762
Ramco-Gershenson Properties Trust, REIT	12,890	114,979
Redwood Trust, Inc., REIT (a)	57,719	894,645
Renasant Corp. (a)	16,143	239,724
Republic Bancorp, Inc., Class A	7,052	140,758
Riskmetrics Group, Inc. * (a)	16,214	237,049
RLI Corp.	13,962	736,914
S & T Bancorp, Inc. (a)	18,304	237,220
S.Y. Bancorp, Inc. (a)	8,895	205,386
Safety Insurance Group, Inc.	10,567	347,866
Sanders Morris Harris Group, Inc.	17,308	102,290
Sandy Spring Bancorp, Inc. (a)	12,930	210,500
Saul Centers, Inc., REIT	5,232	167,947
SCBT Financial Corp.	9,805	275,521
SeaBright Insurance Holdings, Inc. *	17,860	203,961
Selective Insurance Group, Inc.	39,864	627,061
Shore Bancshares, Inc.	7,159	119,770
Sierra Bancorp (a)	6,321	75,915
Signature Bank *	28,313	821,077
Simmons First National Corp., Class A	10,647	306,740
Smithtown Bancorp, Inc.	12,412	143,234
South Financial Group, Inc.	135,535	199,236
Southside Bancshares, Inc.	10,098	227,407
Southwest Bancorp, Inc.	12,892	181,004
Sovran Self Storage, Inc., REIT (a)	17,399	529,452
State Auto Financial Corp.	11,190	200,637
State Bancorp, Inc.	13,027	110,078
StellarOne Corp.	17,697	261,031
Sterling Bancorp	16,303	117,708
Sterling Bancshares, Inc.	61,921	452,643
Sterling Financial Corp. * (a)	42,294	84,588
Stewart Information Services Corp.	13,199	163,272
Stifel Financial Corp. * (a)	20,291	1,113,976
Strategic Hotel & Resorts, Inc., REIT *	66,541	172,341
Suffolk Bancorp	7,856	232,616
Sun Communities, Inc., REIT (a)	13,402	288,411
Sunstone Hotel Investors, Inc., REIT	56,874	403,805
Susquehanna Bancshares, Inc. (a)	64,360	379,080
SVB Financial Group * (a)	24,470	1,058,817
SWS Group, Inc. (a)	18,239	262,642
Tanger Factory Outlet Centers, Inc., REIT	28,989	1,082,449
Texas Capital Bancshares, Inc. *	26,209	441,360
The First Marblehead Corp. * (a)	49,109	108,040
Thomas Weisel Partners Group, Inc. *	18,209	97,236
TICC Capital Corp.	26,570	133,913
Tompkins Trustco, Inc.	6,362	278,019
Tower Bancorp, Inc.	3,063	80,465
Tower Group, Inc.	30,187	736,261

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
TowneBank/Portsmouth VA (a)	15,908	$202,827
Tradestation Group, Inc. *	25,332	206,456
Trico Bancshares	10,979	180,056
TrustCo Bank Corp., NY (a)	58,051	362,819
Trustmark Corp. (a)	42,149	802,938
U.S. Global Investors, Inc. (a)	11,071	136,505
UCBH Holdings, Inc. (a)	95,019	76,015
UMB Financial Corp.	23,707	958,711
Umpqua Holdings Corp.	63,478	672,867
Union Bankshares Corp.	11,074	137,871
United America Indemnity, Ltd. *	30,642	226,444
United Bankshares, Inc. (a)	28,242	553,261
United Community Banks, Inc. * (a)	32,939	164,697
United Financial Bancorp, Inc.	15,647	181,192
United Fire & Casualty Company	17,093	305,965
United Security Bancshares, Inc. (a)	5,318	118,006
Universal American Financial Corp. *	20,072	189,078
Universal Health Realty Income Trust, REIT	8,796	286,310
Univest Corp. of Pennsylvania	12,946	280,540
Urstadt Biddle Properties, Inc., REIT	16,056	234,257
U-Store-It Trust, REIT (a)	60,951	380,944
Validus Holdings, Ltd.	39,970	1,031,226
ViewPoint Financial Group	9,732	136,637
Virtus Investment Partners, Inc. *	5,322	83,076
Walter Investment Management Corp., REIT	13,656	218,769
Washington Banking Company	12,800	118,528
Washington Real Estate Investment Trust,
REIT (a)	42,930	1,236,384
Washington Trust Bancorp, Inc. (a)	11,189	196,031
Webster Financial Corp.	50,265	626,805
WesBanco, Inc.	17,846	275,899
WestAmerica Bancorp (a)	21,354	1,110,408
Western Alliance Bancorp * (a)	33,625	212,174
Westfield Financial, Inc.	27,161	230,054
Westwood Holdings Group, Inc.	4,486	155,664
Wilshire Bancorp, Inc.	16,289	119,561
Winthrop Realty Trust, REIT	12,061	117,474
Wintrust Financial Corp.	18,365	513,485
World Acceptance Corp. * (a)	12,211	307,839
WSFS Financial Corp.	5,715	152,248
Yadkin Valley Financial Corp.	13,591	63,470
Zenith National Insurance Corp.	27,841	860,287

		128,351,772
Industrial - 13.85%
A. M. Castle & Company	12,985	129,071
A.O. Smith Corp.	16,256	619,354
Aaon, Inc.	9,713	195,037
AAR Corp. *	28,991	636,063
Actuant Corp., Class A	49,957	802,309
Acuity Brands, Inc. (a)	32,470	1,045,859
Advanced Battery Technologies, Inc. * (a)	37,586	163,123
Advanced Energy Industries, Inc. *	24,806	353,237
AEP Industries, Inc. *	4,612	184,019
Aerovironment, Inc. *	10,004	281,012
Air Transport Services Group, Inc. *	43,070	149,022
Aircastle, Ltd.	35,056	338,992

The accompanying notes are an integral part of the financial statements.
321

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Albany International Corp., Class A	20,845	$404,393
Altra Holdings, Inc. *	21,379	239,231
AMERCO, Inc. * (a)	6,925	317,580
American Commercial Lines, Inc. *	7,845	228,446
American Ecology Corp.	14,102	263,707
American Science & Engineering, Inc.	6,874	467,707
American Superconductor Corp. * (a)	32,250	1,081,665
Ameron International Corp.	6,914	483,842
Ampco-Pittsburgh Corp.	6,579	174,936
Analogic Corp.	9,740	360,575
Apogee Enterprises, Inc.	21,341	320,542
Applied Industrial Technologies, Inc.	31,533	667,238
Argan, Inc. *	6,625	89,040
Argon ST, Inc. *	10,208	194,462
Arkansas Best Corp.	18,959	567,632
Astec Industries, Inc. *	13,441	342,342
Astronics Corp. *	8,423	79,176
Atlas Air Worldwide Holdings, Inc. *	12,968	414,587
AZZ, Inc. * (a)	9,218	370,287
Badger Meter, Inc.	11,092	429,149
Baldor Electric Company (a)	34,539	944,296
Barnes Group, Inc.	34,784	594,459
Bel Fuse, Inc., Class B	8,256	157,112
Belden, Inc.	34,709	801,778
Benchmark Electronics, Inc. *	48,598	874,764
Blount International, Inc. *	28,936	274,024
Briggs & Stratton Corp. (a)	37,217	722,382
Bristow Group, Inc. *	21,785	646,797
Broadwind Energy, Inc. * (a)	23,306	183,884
Builders FirstSource, Inc. * (a)	14,288	62,296
Bway Holding Company *	5,634	104,285
Calgon Carbon Corp. *	40,755	604,397
Cascade Corp.	7,247	193,785
Celadon Group, Inc. *	18,313	207,120
Ceradyne, Inc. *	19,487	357,197
Chart Industries, Inc. *	21,415	462,350
Checkpoint Systems, Inc. *	29,082	478,108
China BAK Battery, Inc. * (a)	30,583	151,386
China Fire & Security Group, Inc. *	10,681	205,075
China Security & Surveillance Technology, Inc. *	24,448	174,559
(a)
Circor International, Inc.	10,610	299,839
Clarcor, Inc.	37,732	1,183,276
Clean Harbors, Inc. *	15,029	845,532
Cognex Corp.	30,141	493,710
Coherent, Inc. *	14,045	327,529
Colfax Corp. *	13,156	139,848
Columbus McKinnon Corp. *	14,940	226,341
Comfort Systems USA, Inc. (a)	29,526	342,206
CTS Corp.	26,528	246,710
Cubic Corp.	11,566	456,510
Curtiss-Wright Corp.	33,495	1,143,184
Cymer, Inc. *	21,994	854,687
Daktronics, Inc. (a)	25,588	219,289
Darling International, Inc. *	62,057	456,119
DHT Maritime, Inc.	38,744	145,677

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Dionex Corp. *	13,207	$858,059
Drew Industries, Inc. *	14,384	311,989
Ducommun, Inc.	8,543	161,548
DXP Enterprises, Inc. *	6,668	74,348
Dycom Industries, Inc. *	29,708	365,408
Dynamex, Inc. *	8,686	141,842
Dynamic Materials Corp.	9,689	193,392
Eagle Bulk Shipping, Inc.	49,540	254,140
Eastman Kodak Company (a)	200,081	956,387
Electro Scientific Industries, Inc. *	20,821	278,793
EMCOR Group, Inc. *	46,482	1,176,924
Encore Wire Corp.	13,879	310,057
Ener1, Inc. * (a)	35,995	249,085
Energy Conversion Devices, Inc. * (a)	34,217	396,233
Energy Recovery, Inc. * (a)	25,588	148,922
EnergySolutions, Inc.	56,115	517,380
Enersys *	30,108	665,989
ENGlobal Corp. *	16,111	66,377
EnPro Industries, Inc. *	15,132	345,918
ESCO Technologies, Inc. *	19,438	765,857
Esterline Technologies Corp. *	22,135	867,913
FARO Technologies, Inc. *	13,180	226,432
Federal Signal Corp.	37,109	266,814
FEI Company *	28,032	690,989
Flanders Corp. *	15,516	80,063
Flow International Corp. *	35,569	92,124
Forward Air Corp.	21,895	506,869
Franklin Electric, Inc.	15,471	443,554
Freightcar America, Inc.	10,425	253,328
Fuel Tech, Inc. *	14,305	160,216
Fushi Copperweld, Inc. *	12,493	105,691
Genco Shipping & Trading, Ltd.	19,066	396,191
GenCorp, Inc. *	44,561	238,847
General Maritime Corp. (a)	36,135	279,685
Genesee & Wyoming, Inc., Class A *	27,711	840,198
GenTek, Inc. *	7,021	267,079
Golar LNG, Ltd.	24,237	268,061
Gorman-Rupp Company (a)	10,966	273,163
GrafTech International, Ltd. *	89,209	1,311,372
Graham Corp.	8,545	132,875
Granite Construction, Inc. (a)	23,440	725,234
Graphic Packaging Holding Company *	82,560	190,714
Greatbatch, Inc. *	14,541	326,736
Greenbrier Company, Inc. (a)	9,850	115,343
Griffon Corp. *	33,145	333,770
GulfMark Offshore, Inc. *	17,110	560,181
Harbin Electric, Inc. *	13,071	220,638
Haynes International, Inc. *	9,182	292,171
Heartland Express, Inc. (a)	37,375	538,200
HEICO Corp. (a)	17,259	748,350
Herley Industries, Inc. *	12,087	157,735
Hexcel Corp. *	71,701	820,259
Horizon Lines, Inc.	25,151	159,709
Hub Group, Inc., Class A *	27,807	635,390
Hurco Companies, Inc. * (a)	6,161	105,230
ICx Technologies, Inc. *	12,515	74,089

The accompanying notes are an integral part of the financial statements.
322

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
II-VI, Inc. *	18,777	$477,687
Insituform Technologies, Inc., Class A *	29,369	562,123
Insteel Industries, Inc.	14,816	177,051
Integrated Electrical Services, Inc. *	9,033	72,716
Interline Brands, Inc. *	24,421	411,494
Intermec, Inc. *	41,668	587,519
International Shipholding Corp.	4,999	154,019
Intevac, Inc. *	17,659	237,337
iRobot Corp. * (a)	14,977	184,367
John Bean Technologies Corp.	20,689	375,919
Kadant, Inc. *	10,446	126,710
Kaman Corp., Class A	19,676	432,478
Kaydon Corp.	24,632	798,569
Knight Transportation, Inc. (a)	42,168	707,579
Knightsbridge Tankers, Ltd.	13,786	179,769
Koppers Holdings, Inc.	15,359	455,394
K-Tron International, Inc. *	2,041	194,324
L.B. Foster Company *	7,915	242,041
L-1 Identity Solutions, Inc. *	55,922	390,895
LaBarge, Inc. *	10,438	117,427
Ladish Company, Inc. *	12,546	189,821
Lancaster Colony Corp.	14,372	736,852
Layne Christensen Company *	12,926	414,278
Lindsay Corp. (a)	9,345	368,006
Littelfuse, Inc. *	16,369	429,523
LMI Aerospace, Inc. *	7,243	72,647
LSB Industries, Inc. *	12,974	202,005
LSI Industries, Inc.	16,927	112,565
Marten Transport, Ltd. *	12,162	207,484
Matthews International Corp., Class A	20,994	742,768
Measurement Specialties, Inc. *	13,596	138,815
Metalico, Inc. * (a)	21,281	88,742
Methode Electronics, Inc.	29,003	251,456
Metropolitan Pro Corp.	12,906	125,059
Michael Baker Corp. *	5,981	217,350
Middleby Corp. *	12,198	671,012
Mine Safety Appliances Company	19,811	545,001
Moog, Inc., Class A *	31,738	936,271
Mueller Industries, Inc.	27,802	663,634
Mueller Water Products, Inc.	86,085	471,746
Multi-Fineline Electronix, Inc. *	7,308	209,813
Myers Industries, Inc.	23,787	256,186
MYR Group, Inc. *	13,056	275,351
NACCO Industries, Inc., Class A	4,332	260,223
NCI Building Systems, Inc. * (a)	22,828	73,050
Nordic American Tanker Shipping, Ltd. (a)	30,726	908,875
Nordson Corp.	25,011	1,402,867
North American Galvanizing & Coatings, Inc. *	11,192	67,935
Northwest Pipe Company *	7,034	235,850
NVE Corp. *	3,632	193,077
Old Dominion Freight Lines, Inc. *	20,673	629,079
Orbital Sciences Corp., Class A *	41,994	628,650
Orion Energy Systems, Inc. *	23,154	72,472
Orion Marine Group, Inc. *	19,396	398,394
OSI Systems, Inc. *	11,838	216,517
OYO Geospace Corp. *	3,534	91,283

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Pacer International, Inc.	31,251	$120,629
Park Electrochemical Corp.	15,394	379,462
Perma-Fix Environmental Services, Inc. *	45,097	105,527
PHI, Inc. *	10,768	218,375
Plexus Corp. *	29,502	777,083
PMFG, Inc. *	11,176	143,723
Polypore International, Inc. *	17,155	221,471
Powell Industries, Inc. *	5,984	229,726
Power-One, Inc. * (a)	66,226	129,141
PowerSecure International, Inc. *	16,075	108,989
Quanex Building Products Corp.	28,527	409,648
RAE Systems, Inc. *	57,371	63,108
Raser Technologies, Inc. * (a)	42,090	64,398
Raven Industries, Inc.	11,956	319,584
RBC Bearings, Inc. *	16,362	381,725
Regal-Beloit Corp. (a)	26,428	1,208,024
Robbins & Myers, Inc.	19,996	469,506
Rofin-Sinar Technologies, Inc. *	21,790	500,298
Rogers Corp. *	11,842	354,905
Saia, Inc. *	10,514	169,065
SatCon Technology Corp. *	43,881	75,037
Sauer-Danfoss, Inc.	11,454	87,852
Ship Finance International, Ltd. (a)	32,157	395,210
Silgan Holdings, Inc.	19,765	1,042,208
Simpson Manufacturing Company, Inc.	28,201	712,357
SmartHeat, Inc. *	8,182	97,120
Smith & Wesson Holding Corp. * (a)	39,699	207,626
Spectrum Control, Inc. *	11,678	99,146
Standex International Corp.	10,826	214,680
Stanley, Inc. *	8,641	222,247
Sterling Construction Company, Inc. *	10,657	190,867
Sturm Ruger & Company, Inc. (a)	14,785	191,318
Sun Hydraulics, Inc.	9,736	205,040
TAL International Group, Inc.	12,410	176,470
Taser International, Inc. *	47,211	222,836
TBS International, Ltd. * (a)	11,176	97,231
Technitrol, Inc.	31,141	286,809
Tecumseh Products Company, Class A *	15,135	171,480
Teekay Tankers, Ltd. (a)	8,962	74,833
Teledyne Technologies, Inc. *	26,768	963,380
Tennant Company	14,176	411,955
Texas Industries, Inc. (a)	17,593	738,730
The Eastern Company	5,985	95,161
Tredegar Industries, Inc.	22,696	329,092
Trex Company, Inc. * (a)	12,132	220,802
Triumph Group, Inc.	12,496	599,683
TTM Technologies, Inc. *	32,686	374,908
Tutor Perini Corp. * (a)	19,262	410,281
U.S. Concrete, Inc. *	40,927	70,804
Ultralife Batteries, Inc. *	11,716	70,999
Ultrapetrol Bahamas, Ltd. *	19,980	98,302
Universal Display Corp. * (a)	22,052	263,301
Universal Forest Products, Inc.	14,173	559,267
USA Truck, Inc. *	7,865	99,886
Valence Technology, Inc. * (a)	40,648	73,166
Varian, Inc. *	21,402	1,092,786

The accompanying notes are an integral part of the financial statements.
323

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Vicor Corp. *	15,536	$119,938
W.H. Brady Company, Class A (a)	35,589	1,022,116
Waste Services, Inc. *	15,925	73,574
Watts Water Technologies, Inc., Class A	21,860	661,265
Werner Enterprises, Inc.	31,475	586,379
Woodward Governor Company	44,839	1,087,794
Worthington Industries, Inc.	44,605	620,010
YRC Worldwide, Inc. * (a)	49,508	220,311

		92,316,726
Investment Companies - 0.01%
Main Street Capital Corp. (a)	6,526	92,865
Teton Advisors, Inc. * (k)	65	0

		92,865
Technology - 10.51%
3D Systems Corp. *	15,075	139,142
3PAR, Inc. * (a)	20,331	224,251
ACI Worldwide, Inc. *	26,694	403,880
Actel Corp. *	20,445	248,816
Actuate Corp. *	35,362	204,392
Acxiom Corp. *	50,872	481,249
Advanced Analogic Technologies, Inc. *	34,933	138,684
Advent Software, Inc. * (a)	11,438	460,380
American Reprographics Company *	27,826	264,904
American Software, Inc., Class A	20,738	135,419
AMICAS, Inc. *	33,659	121,172
Amkor Technology, Inc. * (a)	81,304	559,372
Anadigics, Inc. *	47,848	225,364
Applied Micro Circuits Corp. *	48,657	486,083
ArcSight, Inc. *	13,520	325,426
ATMI, Inc. *	23,749	431,044
Avid Technology, Inc. * (a)	21,431	301,963
Blackbaud, Inc. (a)	32,877	762,746
Blackboard, Inc. *	21,942	828,969
Bottomline Technologies, Inc. *	19,676	253,820
Brooks Automation, Inc. *	48,920	378,152
Cabot Microelectronics Corp. *	17,579	612,804
CACI International, Inc., Class A *	22,199	1,049,347
Callidus Software, Inc. *	24,735	74,452
Cavium Networks, Inc. * (a)	27,016	580,034
Ceva, Inc. *	17,175	184,631
CIBER, Inc. *	54,205	216,820
Cirrus Logic, Inc. *	50,063	278,350
Cogent, Inc. *	31,837	321,554
Cogo Group, Inc. *	19,631	120,142
Cohu, Inc.	18,921	256,569
Commvault Systems, Inc. *	31,088	645,076
Compellent Technologies, Inc. *	12,527	226,112
Computer Programs & Systems, Inc. (a)	7,217	298,856
Computer Task Group, Inc. *	14,015	113,662
COMSYS IT Partners, Inc. *	12,788	81,843
Concur Technologies, Inc. * (a)	29,528	1,174,033
Cray, Inc. *	25,863	215,439
CSG Systems International, Inc. *	26,911	430,845
CSR PLC *	33,170	248,876
DemandTec, Inc. *	15,772	139,267

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Digi International, Inc. *	19,548	$166,549
Diodes, Inc. *	23,857	431,573
DivX, Inc. *	26,644	145,476
Double-Take Software, Inc. *	14,101	143,689
DSP Group, Inc. *	19,135	155,759
Dynamics Research Corp. *	9,344	121,659
Ebix, Inc. *	5,200	287,872
Echelon Corp. * (a)	24,433	314,453
Eclipsys Corp. *	41,831	807,338
Electronics for Imaging, Inc. *	37,354	420,980
Emcore Corp. * (a)	64,606	83,988
Emulex Corp. *	61,612	633,988
Entegris, Inc. *	85,295	422,210
Entropic Communications, Inc. *	41,258	113,047
Epicor Software Corp. *	35,694	227,371
EPIQ Systems, Inc. *	24,645	357,353
Exar Corp. *	27,993	205,749
Fair Isaac Corp.	36,448	783,268
Falconstor Software, Inc. *	27,255	135,457
FormFactor, Inc. *	36,809	880,471
Furmanite Corp. *	29,646	127,774
GSE Systems, Inc. *	15,099	93,916
Hittite Microwave Corp. *	15,881	584,103
Igate Corp.	17,298	148,417
Imation Corp. (a)	23,338	216,343
Immersion Corp. *	23,656	101,248
inContact, Inc. *	24,579	73,245
infoGROUP, Inc. *	26,078	182,807
Innerworkings, Inc. *	19,286	95,273
Innodata Isogen, Inc. *	19,288	153,340
Integral Systems, Inc. * (a)	16,022	110,552
Intellon Corp. *	17,918	127,039
Interactive Intelligence, Inc. *	10,103	193,068
IPG Photonics Corp. *	17,881	271,791
Isilon Systems, Inc. *	19,986	121,915
IXYS Corp. *	18,320	155,903
Jack Henry & Associates, Inc.	62,002	1,455,187
JDA Software Group, Inc. *	19,706	432,350
Kopin Corp. *	51,738	248,342
Kulicke & Soffa Industries, Inc. *	46,709	281,655
Lattice Semiconductor Corp. *	91,997	206,993
Lawson Software, Inc. *	102,522	639,737
Limelight Networks, Inc. *	24,931	101,220
Liveperson, Inc. *	32,614	164,375
Manhattan Associates, Inc. *	17,376	350,995
ManTech International Corp. *	16,219	764,888
Maxwell Technologies, Inc. * (a)	16,922	311,872
MedAssets, Inc. *	29,318	661,707
Mentor Graphics Corp. *	71,091	661,857
Mercury Computer Systems, Inc. *	17,443	171,988
Micrel, Inc.	35,163	286,578
Microsemi Corp. *	55,983	883,972
MicroStrategy, Inc., Class A *	6,737	481,965
Microtune, Inc. *	48,651	88,545
MIPS Technologies, Inc., Class A *	36,125	136,191
MKS Instruments, Inc. *	37,203	717,646

The accompanying notes are an integral part of the financial statements.
324

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
MoneyGram International, Inc. * (a)	65,739	$206,420
Monolithic Power Systems, Inc. *	25,206	591,081
Monotype Imaging Holdings, Inc. *	16,888	142,028
MSC Software Corp. *	34,792	292,601
MTS Systems Corp.	12,941	378,007
NCI, Inc. *	5,313	152,271
Ness Technologies, Inc. *	33,217	262,082
Netezza Corp. *	35,026	393,692
NETGEAR, Inc. *	22,601	414,728
Netlogic Microsystems, Inc. * (a)	13,324	599,580
Netscout Systems, Inc. *	18,996	256,636
NetSuite, Inc. * (a)	12,457	190,592
Omnicell, Inc. *	23,846	265,644
Omniture, Inc. *	50,550	1,083,792
OmniVision Technologies, Inc. *	37,576	611,737
OpenTV Corp., Class A *	72,793	100,454
Opnet Technologies, Inc.	11,199	122,405
Palm, Inc. * (a)	102,659	1,789,346
PAR Technology Corp. *	12,837	81,900
Parametric Technology Corp. *	85,973	1,188,147
Pegasystems, Inc.	11,150	385,010
Pericom Semiconductor Corp. *	20,299	199,133
Perot Systems Corp., Class A *	64,459	1,914,432
Phase Forward, Inc. *	32,435	455,387
Phoenix Technology, Ltd. *	25,647	93,612
Photronics, Inc. *	32,627	154,652
PLX Technology, Inc. *	28,237	95,159
Power Integrations, Inc.	17,897	596,507
Progress Software Corp. *	29,839	675,853
PROS Holdings, Inc. *	15,065	126,847
Quality Systems, Inc. (a)	17,364	1,069,101
Quantum Corp. * (a)	160,050	201,663
Quest Software, Inc. *	43,778	737,659
Radiant Systems, Inc. *	20,993	225,465
RadiSys Corp. *	18,509	160,843
Rimage Corp. *	8,617	147,265
Riverbed Technology, Inc. * (a)	40,549	890,456
Rosetta Stone, Inc. * (a)	4,719	108,348
Rubicon Technology, Inc. * (a)	9,521	141,292
Rudolph Technologies, Inc. *	24,737	183,054
Schawk, Inc., Class A	13,816	161,233
Seachange International, Inc. *	25,005	187,538
Semitool, Inc. *	20,227	170,918
Semtech Corp. *	45,083	766,862
Sigma Designs, Inc. * (a)	20,132	292,518
Silicon Graphics International Corp. *	24,704	165,764
Silicon Image, Inc. *	59,989	145,773
Silicon Storage Technology, Inc. *	67,355	162,999
Skyworks Solutions, Inc. *	124,375	1,646,725
Smart Modular Technologies (WWH), Inc. *	31,570	150,273
Smith Micro Software, Inc. *	21,365	264,071
SolarWinds, Inc. *	8,876	195,538
Solera Holdings, Inc.	49,270	1,532,790
SPSS, Inc. *	13,893	693,955
SRA International, Inc., Class A *	30,935	667,887
Standard Microsystems Corp. *	16,396	380,551

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
STEC, Inc. * (a)	18,347	$539,218
Stratasys, Inc. * (a)	15,994	274,457
Super Micro Computer, Inc. *	17,882	151,282
Supertex, Inc. *	8,449	253,470
Sykes Enterprises, Inc. *	26,039	542,132
Synaptics, Inc. * (a)	25,460	641,592
Synchronoss Technologies, Inc. *	14,561	181,576
SYNNEX Corp. * (a)	14,407	439,125
Syntel, Inc. (a)	9,437	450,428
Take-Two Interactive Software, Inc. * (a)	59,899	671,468
Taleo Corp. *	23,432	530,500
Techwell, Inc. *	13,421	147,363
Tessera Technologies, Inc. *	36,140	1,007,945
THQ, Inc. *	50,694	346,747
Tier Technologies Inc., Class B *	15,391	130,516
Trident Microsystems, Inc. *	54,268	140,554
Triquint Semiconductor, Inc. *	109,884	848,304
Tyler Technologies, Inc. *	23,614	403,563
Ultimate Software Group, Inc. *	18,294	525,404
Ultratech, Inc. *	18,437	243,922
Unisys Corp. * (a)	274,861	733,879
Veeco Instruments, Inc. *	24,096	561,919
VeriFone Holdings, Inc. *	53,614	851,926
Virtusa Corp. *	11,344	107,655
Volterra Semiconductor Corp. *	17,117	314,439
Zoran Corp. *	38,609	444,776

		70,041,423
Utilities - 3.33%
Allete, Inc.	19,664	660,120
American States Water Company	13,880	502,178
Artesian Resources Corp., Class A	9,468	159,252
Avista Corp. (a)	40,626	821,458
Black Hills Corp.	28,812	725,198
California Water Service Group	14,350	558,789
Central Vermont Public Service Corp.	10,287	198,539
CH Energy Group, Inc.	11,905	527,511
Chesapeake Utilities Corp.	5,954	184,514
Cleco Corp.	44,355	1,112,423
Connecticut Water Service, Inc.	9,041	202,428
Consolidated Water Company, Ltd.	11,382	185,868
El Paso Electric Company *	34,413	608,078
Empire District Electric Company	23,286	421,244
EnerNOC, Inc. * (a)	11,017	365,324
IDACORP, Inc.	34,669	998,120
MGE Energy, Inc.	17,567	640,844
Middlesex Water Company	13,394	201,982
New Jersey Resources Corp. (a)	30,471	1,106,402
Nicor, Inc.	32,472	1,188,150
Northwest Natural Gas Company	19,268	802,705
NorthWestern Corp.	26,872	656,483
Otter Tail Corp.	26,628	637,208
Piedmont Natural Gas, Inc.	53,202	1,273,656
Pike Electric Corp. *	12,947	155,105
PNM Resources, Inc.	64,573	754,213
Portland General Electric Company	54,781	1,080,281
SJW Corp.	10,425	238,211

The accompanying notes are an integral part of the financial statements.
325

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
South Jersey Industries, Inc.	21,773	$768,587
Southwest Gas Corp.	33,022	844,703
Southwest Water Company	23,348	114,872
The Laclede Group, Inc.	14,520	466,963
UIL Holding Corp.	22,195	585,726
Unisource Energy Corp.	26,364	810,693
Unitil Corp.	9,619	215,947
US Geothermal, Inc. *	54,439	84,925
WGL Holdings, Inc.	36,269	1,201,955
York Water Company	11,786	163,354

		22,224,009

TOTAL COMMON STOCKS (Cost $541,687,035)		$663,686,253

PREFERRED STOCKS - 0.02%

Consumer, Non-cyclical - 0.02%
Inverness Medical Innovations, Inc.,
Series B, 3.00%	549	142,191

TOTAL PREFERRED STOCKS (Cost $125,747)		$142,191

WARRANTS - 0.00%

Consumer, Cyclical - 0.00%
Krispy Kreme Doughnuts, Inc.
(Expiration date 03/02/2012; strike
price $12.21) *	251	15

TOTAL WARRANTS (Cost $0)		$15

SECURITIES LENDING COLLATERAL - 18.12%

Securities Lending Collateral - 18.12%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	12,065,153	120,772,183

TOTAL SECURITIES LENDING COLLATERAL
(Cost $120,767,493)		$120,772,183

Total Investments (Small Cap Index Trust)
(Cost $662,580,275) - 117.71%		$784,600,642
Other assets and liabilities, net - (17.71)%		(118,022,869

TOTAL NET ASSETS - 100.00%		$666,577,773

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.31%

Basic Materials - 4.88%
Aceto Corp.	3,000	$19,800
AK Steel Holding Corp.	15,000	295,950
American Pacific Corp. *	1,621	12,579
Ashland, Inc.	3,630	156,889
Boise, Inc. *	11,300	59,664
Brush Engineered Materials, Inc. *	4,938	120,783
Buckeye Technologies, Inc. *	7,900	84,767
Cabot Corp.	9,854	227,726
Carpenter Technology Corp.	2,710	63,387

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Basic Materials (continued)
Century Aluminum Company *	9,000	$84,150
Coeur d'Alene Mines Corp. *	5,300	108,650
Compass Minerals International, Inc.	11,496	708,383
Cytec Industries, Inc.	8,257	268,105
Ferro Corp.	11,800	105,020
FMC Corp.	12,311	692,494
Friedman Industries	550	3,300
Gibraltar Industries, Inc.	3,109	41,256
Hecla Mining Company *	22,000	96,580
Horsehead Holding Corp. *	7,506	87,970
Huntsman Corp.	11,800	107,498
ICO, Inc. *	5,292	24,714
Kaiser Aluminum Corp.	2,952	107,335
KapStone Paper and Packaging Corp. *	7,500	61,050
KMG Chemicals, Inc.	1,900	21,223
Louisiana-Pacific Corp. *	23,400	156,078
MeadWestvaco Corp.	24,700	551,057
Mercer International, Inc. *	9,600	32,544
Minerals Technologies, Inc.	1,684	80,091
Neenah Paper, Inc.	1,549	18,232
Olympic Steel, Inc.	2,827	81,107
OM Group, Inc. *	5,355	162,738
P.H. Glatfelter Company	4,100	47,068
Penford Corp.	2,724	19,531
Quaker Chemical Corp.	925	20,285
Reliance Steel & Aluminum Company	13,900	591,584
Rockwood Holdings, Inc. *	10,089	207,531
RTI International Metals, Inc. *	6,100	151,951
Schweitzer Mauduit International, Inc.	2,465	133,997
Shiloh Industries, Inc. *	500	2,250
Spartech Corp.	1,600	17,232
Stillwater Mining Company *	16,401	110,215
Symyx Technologies, Inc. *	4,558	30,174
Temple-Inland, Inc.	19,600	321,832
U.S. Gold Corp. *	14,489	41,873
Universal Stainless & Alloy Products, Inc. *	1,779	32,467
USEC, Inc. *	22,339	104,770
Wausau-Mosinee Paper Corp.	9,849	98,490
Westlake Chemical Corp.	5,556	142,789
Zep, Inc.	31,035	504,319
Zoltek Companies, Inc. *	9,100	95,550

		7,315,028
Communications - 8.87%
Acacia Research - Acacia Technologies *	498	4,338
ActivIdentity Corp. *	8,371	23,188
ADAM, Inc. *	56	195
Alaska Communications Systems Group, Inc. (a)	77,917	720,732
Alloy, Inc. *	4,004	27,107
Anaren, Inc. *	200	3,400
Anixter International, Inc. * (a)	15,408	618,015
Arbinet-Thexchange, Inc. *	300	705
Ariba, Inc. *	92,370	1,071,492
Arris Group, Inc. *	79,626	1,035,934
Atlantic Tele-Network, Inc.	400	21,368
Avocent Corp. *	7,707	156,221
Aware, Inc. *	4,448	10,853

The accompanying notes are an integral part of the financial statements.
326

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Beasley Broadcasting Group, Inc. *	201	$742
Belo Corp., Class A	15,500	83,855
Ciena Corp. *	5,500	89,540
Cincinnati Bell, Inc. *	233,570	817,495
Clear Channel Outdoor Holdings, Inc. *	700	4,900
CommScope, Inc. *	9,500	284,335
Communications Systems, Inc.	2,000	23,360
Comtech Telecommunications Corp. *	19,398	644,402
Courier Corp.	280	4,242
CPI International, Inc. *	3,854	43,126
CTM Media Holdings, Inc. *	533	320
Cybersource Corp. *	46,500	775,155
DealerTrack Holdings, Inc. *	1,094	20,687
Dolan Media Company *	614	7,362
EchoStar Corp., Class A *	3,985	73,563
EMS Technologies, Inc. *	1,000	20,820
EndWave Corp. *	2,500	7,950
ePlus, Inc. *	2,109	32,795
eResearch Technology, Inc. *	52,998	370,986
EW Scripps Co. *	7,200	54,000
Fisher Communications, Inc. *	1,962	35,669
Gannett Company, Inc.	31,148	389,661
General Communication, Inc., Class A *	13,138	90,127
Globecomm Systems, Inc. *	5,149	37,433
Harmonic, Inc. *	5,800	38,744
Harris Stratex Networks, Inc., Class A *	6,032	42,224
Harte-Hanks, Inc.	1,221	16,886
HealthStream, Inc. *	300	1,332
Hughes Communications, Inc. *	1,389	42,142
IAC/InterActiveCorp *	13,598	274,544
ID Systems, Inc. *	1,225	4,863
IDT Corp. *	1,600	4,784
InfoSpace, Inc. *	6,614	51,192
Internap Network Services Corp. *	4,181	13,421
Interpublic Group of Companies, Inc. *	116,747	877,937
inVentiv Health, Inc. *	6,858	114,734
Ixia *	1,063	7,292
JDS Uniphase Corp. *	36,900	262,359
Journal Communications, Inc.	5,870	21,602
KVH Industries, Inc. *	2,781	27,782
Lee Enterprises, Inc. *	3,800	10,450
Liberty Media Corp. - Capital, Series A *	14,100	294,972
Liberty Media Corp. - Interactive A *	105,760	1,160,187
Loral Space & Communications, Inc. *	3,413	93,789
Marchex, Inc., Class B	3,100	15,221
Martha Stewart Living
Omnimedia, Inc., Class A *	2,500	15,650
McClatchy Company, Class A	2,000	5,120
Media General, Inc., Class A	5,900	50,445
Meredith Corp.	4,841	144,940
ModusLink Global Solutions, Inc. *	10,808	87,437
Move, Inc. *	4,145	11,193
Network Equipment Technologies, Inc. *	1,200	8,676
New Frontier Media, Inc. *	4,684	10,071
Novatel Wireless, Inc. *	3,500	39,760
NTELOS Holdings Corp.	17,641	311,540

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Occam Networks, Inc. *	3,950	$14,615
Online Resources Corp. *	3,300	20,361
Oplink Communications, Inc. *	1,719	24,960
OpNext, Inc. *	9,100	26,663
Optical Cable Corp. *	931	2,821
Orbcomm, Inc. *	10,840	29,485
Outdoor Channel Holdings, Inc. *	1,020	6,671
Perficient, Inc. *	1,837	15,192
Performance Technologies, Inc. *	2,000	5,740
Plantronics, Inc.	1,336	35,818
Playboy Enterprises, Inc., Class B *	1,084	3,274
RealNetworks, Inc. *	20,328	75,620
Relm Wireless Corp. *	2,700	8,046
Salem Communications Corp., Class A *	2,200	4,972
Sinclair Broadcast Group, Inc., Class A	4,037	14,452
SonicWALL, Inc. *	12,754	107,134
Support.com, Inc. *	12,300	29,520
SureWest Communications *	2,483	30,839
Sycamore Networks, Inc. *	44,218	133,538
TechTarget, Inc. *	2,073	11,816
Telular Corp. *	2,488	8,086
Tessco Technologies, Inc.	1,000	17,400
The Knot, Inc. *	3,091	33,754
The New York Times Company, Class A	11,225	91,147
TheStreet.com, Inc.	2,857	8,285
Tollgrade Communications, Inc. *	2,100	13,608
United Online, Inc.	10,155	81,646
US Auto Parts Network, Inc. *	800	4,360
ValueVision Media, Inc., Class A *	7,100	23,501
Viasat, Inc. *	100	2,658
Web.com Group, Inc. *	2,845	20,171
World Wrestling Entertainment, Inc., Class A	52,382	733,872
WPCS International, Inc. *	500	1,900
XETA Technologies, Inc. *	400	1,052

		13,310,339
Consumer, Cyclical - 17.34%
99 Cents Only Stores *	1,900	25,555
A.C. Moore Arts & Crafts, Inc. *	4,468	16,085
Airtran Holdings, Inc. *	489	3,056
Alaska Air Group, Inc. *	300	8,037
Aldila, Inc. *	1,240	4,886
Allegiant Travel Company * (a)	14,326	545,677
Allion Healthcare, Inc. *	6,839	40,008
American Woodmark Corp.	1,592	30,789
Americas Car Mart, Inc. *	1,468	35,159
AnnTaylor Stores Corp. *	12,700	201,803
Arctic Cat, Inc.	3,206	22,634
Ascent Media Corp., Class A *	885	22,656
ATC Technology Corp. *	1,900	37,544
Bally Technologies, Inc. *	19,878	762,719
Barnes & Noble, Inc.	8,776	195,003
Bassett Furniture Industries, Inc.	2,004	8,577
Beacon Roofing Supply, Inc. *	47,145	753,377
Beazer Homes USA, Inc. *	8,900	49,751
Bebe Stores, Inc.	3,700	27,232
Benihana, Inc. *	1,100	6,677

The accompanying notes are an integral part of the financial statements.
327

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Big 5 Sporting Goods Corp.	611	$9,226
BJ's Restaurants, Inc. *	3,637	54,519
Bluegreen Corp. *	5,750	17,537
BlueLinx Holdings, Inc. *	2,600	10,426
BMP Sunstone Corp. *	3,638	14,807
Bon-Ton Stores, Inc.	4,100	29,848
Books-A-Million, Inc.	2,023	24,357
Borders Group, Inc. *	13,400	41,674
Boyd Gaming Corp. *	15,617	170,694
Brinker International, Inc.	38,326	602,868
Brookfield Homes Corp. *	4,707	31,443
Brown Shoe, Inc.	11,329	90,859
Brunswick Corp.	14,599	174,896
Build A Bear Workshop, Inc. *	5,200	25,324
Cabela's, Inc. *	11,299	150,729
Cache, Inc. *	3,100	15,376
Callaway Golf Company	10,425	79,334
Canterbury Park Holding Corp. *	200	1,350
Caribou Coffee Company, Inc. *	100	722
Carter's, Inc. *	28,866	770,722
Cash America International, Inc.	4,000	120,640
Casual Male Retail Group, Inc. *	2,008	6,908
Cavco Industries, Inc. *	329	11,679
Central European Distribution Corp. *	6,619	216,838
Charlotte Russe Holding, Inc. *	400	7,000
Charming Shoppes, Inc. *	18,991	93,246
Chico's FAS, Inc. *	30,743	399,659
Christopher & Banks Corp.	2,945	19,938
Churchill Downs, Inc.	390	15,015
Cinemark Holdings, Inc.	3,320	34,395
Citi Trends, Inc. *	23,797	677,501
Coldwater Creek, Inc. *	15,983	131,061
Collective Brands, Inc. *	8,900	154,237
Conn's, Inc. *	5,534	62,479
Cooper Tire & Rubber Company	8,682	152,630
Core-Mark Holding Company, Inc. *	2,876	82,254
Crocs, Inc. *	19,800	131,670
Culp, Inc. *	700	3,899
Dana Holding Corp. *	4,200	28,602
dELiA*s, Inc. *	2,382	5,121
Delta Apparel, Inc. *	200	1,600
Destination Maternity Corp. *	1,200	21,756
Dillard's, Inc., Class A	11,562	163,024
DineEquity, Inc. * (a)	23,911	591,797
Dover Downs Gaming & Entertainment, Inc.	474	2,702
DSW, Inc., Class A *	2,714	43,343
Ethan Allen Interiors, Inc. (a)	50,686	836,319
Exide Technologies *	8,927	71,148
ExpressJet Holdings, Inc. *	3,400	8,500
Federal Mogul Corp. *	1,700	20,519
Finish Line, Inc.	8,484	86,197
Foot Locker, Inc.	28,322	338,448
Fred's, Inc., Class A	2,704	34,422
Full House Resorts, Inc. *	200	542
Furniture Brands International, Inc. *	12,800	70,784
Gaming Partners International Corp. *	500	2,900

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Gander Mountain Company *	6,362	$32,701
Gaylord Entertainment Company *	8,700	174,870
Genesco, Inc. *	3,995	96,160
G-III Apparel Group, Ltd. *	2,803	39,662
Golfsmith International Holdings, Inc. *	700	1,715
Great Wolf Resorts, Inc. *	6,620	23,633
Group 1 Automotive, Inc.	5,064	135,968
Haverty Furniture Companies, Inc. *	3,200	37,792
Heelys, Inc.	2,694	5,711
Hooker Furniture Corp.	2,455	33,142
Hot Topic, Inc. *	3,400	25,466
Iconix Brand Group, Inc. *	7,741	96,530
Ingram Micro, Inc., Class A *	25,539	430,332
Insight Enterprises, Inc. *	4,449	54,322
Interface, Inc., Class A	1,048	8,698
Isle of Capri Casinos, Inc. *	6,391	75,350
J. Alexander's Corp. *	600	2,532
J. Crew Group, Inc. *	24,706	884,969
JetBlue Airways Corp. *	5,600	33,488
Jo-Ann Stores, Inc. *	401	10,759
Jones Apparel Group, Inc.	14,100	252,813
Kenneth Cole Productions, Inc., Class A	1,800	18,054
Kimball International, Inc., Class B	2,413	18,411
K-Swiss, Inc., Class A	4,919	43,238
Lakeland Industries, Inc. *	1,110	9,169
Lakes Gaming, Inc. *	3,980	13,373
Lazare Kaplan International, Inc. *	300	750
La-Z-Boy, Inc.	11,700	101,205
Leapfrog Enterprises, Inc., Class A *	1,000	4,110
Lennar Corp., Class A	13,100	186,675
Life Time Fitness, Inc. *	9,200	258,060
Lifetime Brands, Inc.	1,201	6,882
Lithia Motors, Inc., Class A	1,469	22,902
Liz Claiborne, Inc.	20,200	99,586
Luby's Cafeterias, Inc. *	3,326	13,969
M/I Homes, Inc. *	1,830	24,870
Marcus Corp.	4,600	58,834
Marinemax, Inc. *	3,460	27,023
McCormick & Schmick's Seafood
Restaurants, Inc. *	3,340	24,850
Meritage Homes Corp. *	7,000	142,100
Miller Industries, Inc. *	3,014	33,154
Mobile Mini, Inc. *	6,846	118,847
Modine Manufacturing Company	8,662	80,297
Mohawk Industries, Inc. *	300	14,307
Morton's Restaurant Group, Inc. *	4,361	18,578
Movado Group, Inc.	4,700	68,291
MTR Gaming Group, Inc. *	5,900	18,054
Multimedia Games, Inc. *	5,383	27,561
New York & Company, Inc. *	13,200	67,584
O'Charley's, Inc. *	5,600	52,472
Office Depot, Inc. *	48,063	318,177
OfficeMax, Inc. *	11,173	140,556
Orient Express Hotels, Ltd., Class A	3,200	36,832
Oshkosh Corp.	13,400	414,462
Owens & Minor, Inc.	15,368	695,402

The accompanying notes are an integral part of the financial statements.
328

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Oxford Industries, Inc.	300	$5,910
Pacific Sunwear of California, Inc. *	16,100	82,915
Palm Harbor Homes, Inc. *	286	827
Pantry, Inc. *	35,829	561,799
Papa John's International, Inc. *	21,814	535,970
PC Connection, Inc. *	300	1,632
PC Mall, Inc. *	2,155	14,783
Penske Auto Group, Inc.	3,600	69,048
Phillips-Van Heusen Corp.	29,995	1,283,486
Pier 1 Imports, Inc. *	8,300	32,121
Pinnacle Airlines Corp. *	3,764	25,219
Pinnacle Entertainment, Inc. *	11,371	115,870
Pulte Homes, Inc.	11,192	123,000
Quiksilver, Inc. *	6,300	17,325
RC2 Corp. *	3,193	45,500
Red Robin Gourmet Burgers, Inc. *	3,300	67,386
Regis Corp.	4,605	71,377
Republic Airways Holdings, Inc. *	619	5,775
Retail Ventures, Inc. *	12,866	67,804
RG Barry Corp.	962	7,484
Rick's Cabaret International, Inc. *	2,439	20,975
Rocky Brands, Inc. *	1,104	6,812
Royal Caribbean Cruises, Ltd. *	29,441	708,939
Rubio's Restaurants, Inc. *	1,900	12,046
Ruby Tuesday, Inc. *	9,800	82,516
Rush Enterprises, Inc., Class A *	2,814	36,357
Rush Enterprises, Inc., Class B *	47,176	513,747
Ryland Group, Inc.	759	15,992
Saks, Inc. *	15,405	105,062
Shoe Carnival, Inc. *	3,153	48,619
Signet Jewelers, Ltd. *	1,600	42,128
Skechers U.S.A., Inc., Class A *	4,128	70,754
Skyline Corp.	1,252	28,245
SkyWest, Inc.	9,177	152,155
Sonic Corp. *	57,119	631,736
Speedway Motorsports, Inc.	5,156	74,195
Sport Supply Group, Inc.	2,437	24,833
Standard Motor Products, Inc.	3,100	47,120
Standard Pacific Corp. *	24,800	91,512
Stanley Furniture Company, Inc.	870	9,022
Steelcase, Inc. Class A	10,604	65,851
Stein Mart, Inc. *	2,700	34,317
Steinway Musical Instruments, Inc. *	2,159	25,627
Superior Industries International, Inc.	3,211	45,596
Susser Holdings Corp. *	3,656	45,956
Systemax, Inc. *	1,422	17,249
Tandy Brands Accessories, Inc. *	300	1,023
Tech Data Corp. *	7,165	298,136
Texas Roadhouse, Inc., Class A *	49,789	528,759
The Cheesecake Factory, Inc. *	2,400	44,448
The Dress Barn, Inc. *	9,407	168,668
The Men's Wearhouse, Inc.	7,100	175,370
The Nautilus Group, Inc. *	1,000	1,700
The Pep Boys - Manny, Moe & Jack	2,700	26,379
The Steak & Shake Company *	7,620	89,687
The Wet Seal, Inc., Class A *	2,500	9,450

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Thor Industries, Inc.	2,628	$81,337
Timberland Company, Class A *	938	13,057
Titan International, Inc.	39,119	348,159
Titan Machinery, Inc. *	2,404	30,098
TRW Automotive Holdings Corp. *	56,503	946,425
Tuesday Morning Corp. *	11,400	47,424
Tween Brands, Inc. *	3,218	26,999
Unifi, Inc. *	6,642	21,254
Unifirst Corp.	290	12,891
United Stationers, Inc. *	700	33,327
Vail Resorts, Inc. *	954	31,997
VCG Holding Corp. *	2,200	4,840
Virco Manufacturing	1,200	3,612
Volcom, Inc. *	36,223	596,955
Wabash National Corp. *	5,196	14,133
Wendy's/Arby's Group, Inc.	4,700	22,231
Wesco International, Inc. *	1,718	49,478
West Marine, Inc. *	3,105	24,405
Williams-Sonoma, Inc.	24,200	489,566
Winnebago Industries, Inc. *	420	6,178
Wyndham Worldwide Corp.	23,724	387,176

		26,025,711
Consumer, Non-cyclical - 14.28%
1-800-Flowers.com, Inc., Class A *	2,194	7,569
ABM Industries, Inc.	46,580	980,043
Accelrys, Inc. *	3,000	17,400
Acco Brands Corp. *	1,070	7,725
Acme United Corp.	500	4,505
Adolor Corp. *	6,517	10,362
Advance America Cash Advance Centers, Inc.	4,800	26,880
Affymetrix, Inc. *	5,200	45,656
Alliance One International, Inc. *	23,364	104,671
Allied Healthcare International, Inc. *	11,800	33,040
American Dental Partners, Inc. *	3,425	47,950
AMN Healthcare Services, Inc. *	4,149	39,457
AmSurg Corp. *	1,500	31,845
Andersons, Inc.	3,923	138,090
AngioDynamics, Inc. *	5,961	82,143
Anika Therapeutics, Inc *	2,700	17,550
Assisted Living Concepts, Inc. *	2,224	46,081
Athenahealth, Inc. *	8,811	338,078
Avis Budget Group, Inc. *	17,800	237,808
B&G Foods, Inc.	7,386	60,491
Barrett Business Services, Inc.	2,678	28,333
BioClinica, Inc. *	3,300	13,563
Biodel, Inc. *	2,332	12,523
BioScrip, Inc. *	3,958	26,756
Biovail Corp.	51,821	799,598
Blyth, Inc.	200	7,746
Bowne & Company, Inc.	5,833	44,914
Brookdale Senior Living, Inc.	14,309	259,422
Cambrex Corp. *	4,802	30,253
Cantel Medical Corp. *	1,400	21,084
Capital Senior Living Corp. *	7,026	42,859
CCA Industries, Inc.	277	1,127
CDI Corp.	2,096	29,449

The accompanying notes are an integral part of the financial statements.
329

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Celera Corp. *	3,000	$18,690
Centene Corp. *	1,000	18,940
Central Garden & Pet Company *	1,670	19,622
Chiquita Brands International, Inc. *	6,567	106,123
Collectors Universe, Inc. *	1,089	6,120
Community Health Systems, Inc. *	16,000	510,880
Compass Diversified Trust	2,838	29,714
CONMED Corp. *	3,500	67,095
Consolidated Graphics, Inc. *	1,000	24,950
Continucare Corp. *	300	906
Convergys Corp. *	16,749	166,485
Cornell Corrections, Inc. *	3,314	74,366
Coventry Health Care, Inc. *	9,100	181,636
CRA International, Inc. *	600	16,374
Craft Brewers Alliance, Inc. *	500	1,915
Cutera, Inc. *	3,480	30,102
Cynosure, Inc. *	2,539	29,579
Del Monte Foods Company	20,382	236,024
Diamond Management & Technology
Consultants, Inc.	1,800	12,330
Digirad Corp. *	900	2,565
Dollar Financial Corp. *	3,134	50,207
Dollar Thrifty Automotive Group, Inc. *	5,300	130,327
Dynacq Healthcare, Inc. *	600	2,010
Electro Rent Corp.	6,182	71,217
Elizabeth Arden, Inc. *	3,582	42,160
Emeritus Corp. *	3,989	87,559
Ennis Business Forms, Inc.	3,329	53,697
Enzo Biochem, Inc. *	1,654	11,710
Euronet Worldwide, Inc. *	33,165	796,955
EV3, Inc. *	8,500	104,635
Exactech, Inc. *	500	7,870
Facet Biotech Corp. *	2,300	39,767
Farmer Brothers Company	555	11,488
Five Star Quality Care, Inc. *	6,480	23,717
Flowers Foods, Inc.	21,950	577,065
Franklin Covey Company *	3,500	20,475
Fresh Del Monte Produce, Inc. *	5,704	128,967
Gentiva Health Services, Inc. *	28,558	714,236
Great Lakes Dredge & Dock Company	13,021	90,887
H&E Equipment Services, Inc. *	9,156	103,737
Haemonetics Corp. *	12,130	680,736
Hain Celestial Group, Inc. *	5,437	104,227
Harvard Bioscience, Inc. *	4,168	15,797
Health Fitness Corp. *	2,000	11,180
Health Net, Inc. *	17,388	267,775
Health Tronics, Inc. *	3,200	7,872
Healthspring, Inc. *	2,400	29,400
Healthways, Inc. *	977	14,968
Heidrick & Struggles International, Inc.	1,508	35,076
Helen of Troy, Ltd. *	834	16,205
Hertz Global Holdings, Inc. *	41,206	446,261
Hi-Tech Pharmacal Company, Inc. *	1,660	37,250
Home Diagnostics, Inc. *	3,630	24,539
HQ Sustainable Maritime Industries, Inc. *	2,756	24,253
Hudson Highland Group, Inc. *	3,700	11,248

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
ICT Group, Inc. *	3,600	$37,800
I-Flow Corp. *	3,397	38,692
Imperial Sugar Company	1,400	17,752
Ingles Markets, Inc.	1,765	27,940
Integramed America, Inc. *	300	2,850
Intermediate Parfums, Inc.	5,032	61,441
Intermune, Inc. * (a)	20,901	332,953
Internet Brands, Inc., Class A *	11,000	87,780
Intersections, Inc. *	3,691	21,297
Invacare Corp. (a)	35,230	784,924
Inverness Medical Innovations, Inc. *	13,675	529,633
Jackson Hewitt Tax Service, Inc.	2,700	13,770
Jarden Corp.	9,832	275,984
Kelly Services, Inc., Class A	4,223	51,943
Kenexa Corp. *	2,523	34,010
Kforce, Inc. *	1,725	20,735
Kid Brands, Inc. *	3,500	21,700
Korn/Ferry International *	1,251	18,252
K-V Pharmaceutical Company, Class A *	9,404	28,870
Lannett Company, Inc. *	350	2,618
LCA-Vision, Inc. *	3,744	26,245
LECG Corp. *	5,738	20,140
LeMaitre Vascular, Inc. *	700	2,940
LifePoint Hospitals, Inc. *	5,443	147,288
Live Nation, Inc. *	13,834	113,300
M & F Worldwide Corp. *	1,700	34,408
Mac-Gray Corp. *	100	1,078
Magellan Health Services, Inc. *	100	3,106
Mannatech, Inc.	2,400	9,192
Martek Biosciences Corp. *	1,000	22,590
Maxygen, Inc. *	1,400	9,366
McGrath Rentcorp	1,390	29,565
MedCath Corp. *	3,600	31,572
Medical Action, Inc. *	800	9,656
MediciNova, Inc. *	500	3,105
Medicis Pharmaceutical Corp., Class A	3,510	74,939
Medtox Scientific, Inc. *	411	3,740
MGP Ingredients, Inc. *	4,400	19,184
Misonix, Inc. *	500	1,220
Molina Healthcare, Inc. *	1,795	37,139
Natus Medical, Inc. *	500	7,715
Nighthawk Radiology Holdings, Inc. *	6,086	44,002
NovaMed, Inc. *	4,271	19,348
Nutraceutical International Corp. *	2,300	25,921
Odyssey Healthcare, Inc. *	920	11,500
Omega Protein Corp. *	3,643	17,669
On Assignment, Inc. *	6,596	38,587
OraSure Technologies, Inc. *	2,161	6,267
Osteotech, Inc. *	3,048	13,564
Palomar Medical Technologies, Inc. *	200	3,242
Par Pharmaceutical Companies, Inc. *	2,725	58,615
Parlux Fragrances, Inc. *	2,416	5,219
Perceptron, Inc. *	1,608	7,011
PHH Corp. *	8,076	160,228
Prestige Brands Holdings, Inc. *	8,100	57,024
Prospect Medical Holdings, Inc. *	1,339	5,758

The accompanying notes are an integral part of the financial statements.
330

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Quidel Corp. *	53,102	$861,845
R.R. Donnelley & Sons Company	8,200	174,332
RCM Technologies, Inc. *	200	448
RehabCare Group, Inc. *	600	13,014
Rent-A-Center, Inc. *	2,500	47,200
Res-Care, Inc. *	4,011	56,996
RTI Biologics, Inc. *	12,697	55,232
Ruddick Corp.	205	5,457
Service Corp. International	24,442	171,338
Shutterfly, Inc. *	500	8,315
Sirona Dental Systems, Inc. *	1,800	53,550
Skilled Healthcare Group, Inc. *	70,658	567,384
Smart Balance, Inc. *	4,900	30,086
Smithfield Foods, Inc. *	14,363	198,209
SonoSite, Inc. *	758	20,057
Sotheby's	800	13,784
Spartan Motors, Inc.	8,540	43,896
Spartan Stores, Inc.	1,100	15,543
Spectranetics Corp. *	2,913	18,672
StarTek, Inc. *	3,863	33,531
Sun Healthcare Group, Inc. *	1,400	12,096
Sunair Services Corp. *	200	538
SunLink Health Systems, Inc. *	100	225
Sunrise Senior Living, Inc. *	6,000	18,180
Symmetry Medical, Inc. *	6,974	72,320
Targacept, Inc. *	800	17,096
Tasty Baking Company	600	3,936
Team, Inc. *	31,461	533,264
The Cooper Companies, Inc.	6,312	187,656
The Geo Group, Inc. *	1,500	30,255
The Great Atlantic & Pacific Tea Company,
Inc. *	12,575	112,043
The Hackett Group, Inc. *	1,728	5,011
The Standard Register Company	500	2,940
TomoTherapy, Inc. *	10,811	46,812
Trans1, Inc. *	400	1,924
Tree.com, Inc. *	2,800	21,140
TreeHouse Foods, Inc. * (a)	19,105	681,475
Triple-S Management Corp. *	3,000	50,310
United Rentals, Inc. *	12,406	127,782
Universal Corp.	3,297	137,881
Universal Health Services, Inc., Class B	13,908	861,322
Versar, Inc. *	1,542	7,494
Viad Corp.	5,395	107,414
ViroPharma, Inc. *	66,797	642,587
Vital Images, Inc. *	3,760	47,075
Vivus, Inc. *	74,341	776,863
Volt Information Sciences, Inc. *	2,445	29,878
Weis Markets, Inc.	2,432	77,702
WellCare Health Plans, Inc. *	3,800	93,670
Winn-Dixie Stores, Inc. *	9,551	125,309
Wright Express Corp. *	25,277	745,924
Young Innovations, Inc.	500	13,155
Zoll Medical Corp. *	500	10,760

		21,428,173

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Diversified - 0.01%
Resource America, Inc.	2,900	$13,949

Energy - 9.49%
Allis-Chalmers Energy, Inc. *	1,400	6,104
Alon USA Energy, Inc.	6,912	68,636
Approach Resources, Inc. *	2,700	24,516
Arabian American Development Company *	900	2,835
Arena Resources, Inc. *	18,766	666,193
Atlas America, Inc.	4,154	112,449
ATP Oil & Gas Corp. *	10,200	182,478
Basic Energy Services, Inc. *	700	5,943
Berry Petroleum Company, Class A	5,400	144,612
Bill Barrett Corp. *	2,200	72,138
Bolt Technology Corp. *	1,328	16,693
Bronco Drilling Company, Inc. *	6,271	41,075
Cal Dive International, Inc. *	9,196	90,948
Cimarex Energy Company	7,265	314,720
Complete Production Services, Inc. *	98,761	1,115,999
Comstock Resources, Inc. *	20,238	811,139
Contango Oil & Gas Company *	600	30,636
Crosstex Energy, Inc.	12,200	64,416
CVR Energy, Inc. *	12,800	159,232
Dawson Geophysical Company *	2,100	57,498
Delek US Holdings, Inc.	8,065	69,117
Double Eagle Petroleum & Mining Company *	2,117	10,119
Dresser-Rand Group, Inc. *	25,692	798,250
Encore Aquisition Company *	2,100	78,540
Evergreen Solar, Inc. *	18,714	35,931
Exterran Holdings, Inc. *	8,622	204,686
Flotek Industries, Inc. *	2,695	5,552
Forest Oil Corp. *	47,470	928,988
Frontier Oil Corp.	1,800	25,056
Geokinetics, Inc. *	2,332	49,438
Georesources, Inc. *	2,457	27,150
Global Industries, Ltd. *	17,100	162,450
Gulf Islands Fabrication, Inc.	3,809	71,381
Gulfport Energy Corp. *	3,075	26,876
Harvest Natural Resources, Inc. *	8,700	44,631
Headwaters, Inc. *	11,102	42,965
Helix Energy Solutions Group, Inc. *	12,500	187,250
Helmerich & Payne, Inc.	1,800	71,154
Hercules Offshore, Inc. *	12,200	59,902
HKN, Inc. *	200	618
Hoku Scientific, Inc. *	200	592
Holly Corp.	4,300	110,166
Hornbeck Offshore Services, Inc. *	4,500	124,020
International Coal Group, Inc. *	19,629	79,105
ION Geophysical Corp. *	3,800	13,376
Key Energy Services, Inc. *	19,135	166,475
Lufkin Industries, Inc.	11,726	623,589
Mariner Energy, Inc. *	500	7,090
Matrix Service Company *	300	3,261
Mitcham Industries, Inc. *	1,800	11,160
Natural Gas Services Group, Inc. *	2,718	47,891
Newpark Resources, Inc. *	11,159	35,820
Ocean Power Technologies, Inc. *	1,000	4,830
Oceaneering International, Inc. *	17,063	968,325

The accompanying notes are an integral part of the financial statements.
331

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Oil States International, Inc. *	8,644	$303,664
Omni Energy Services Corp. *	4,100	6,355
Parker Drilling Company *	14,738	80,469
Patriot Coal Corp. *	11,500	135,240
Patterson-UTI Energy, Inc.	23,367	352,842
Penn Virginia Corp.	35,784	819,811
Petroleum Development Corp. *	3,220	60,085
Petroquest Energy, Inc. *	8,550	55,490
Pioneer Drilling Company *	11,900	87,346
Pioneer Natural Resources Company	7,900	286,691
Plains Exploration & Production Company *	11,400	315,324
Pride International, Inc. *	18,494	562,957
Rex Energy Corp. *	9,745	81,371
Rosetta Resources, Inc. *	5,400	79,326
Rowan Companies, Inc.	10,700	246,849
SEACOR Holdings, Inc. *	2,100	171,423
Seahawk Drilling, Inc. *	1,232	38,303
St. Mary Land & Exploration Company	1,000	32,460
Superior Energy Services, Inc. *	5,100	114,852
Superior Well Services, Inc. *	1,100	10,648
Swift Energy Company *	4,000	94,720
T-3 Energy Services, Inc. *	2,579	50,806
Tesoro Corp.	20,200	302,596
TETRA Technologies, Inc. *	7,446	72,152
TGC Industries, Inc. *	3,720	18,042
Tidewater, Inc.	3,900	183,651
Toreador Resources Corp. *	614	6,134
Trico Marine Services, Inc. *	4,300	33,196
Union Drilling, Inc. *	5,774	44,113
Unit Corp. *	3,557	146,726
Western Refining, Inc. *	12,066	77,826
Whiting Petroleum Corp. *	3,700	213,046
Willbros Group, Inc. *	5,000	76,150

		14,244,678
Financial - 16.94%
1st Source Corp.	961	15,664
21st Century Holding Company	1,090	4,316
Abington Bancorp, Inc.	4,934	38,189
Affiliated Managers Group, Inc. * (a)	8,949	581,774
Affirmative Insurance Holdings, Inc.	2,956	14,544
Alexandria Real Estate Equities, Inc., REIT (a)	10,624	577,414
Allied World Assurance Holdings, Ltd.	2,400	115,032
Altisource Portfolio Solutions SA *	2,918	42,136
American Capital, Ltd.	28,200	91,086
American Equity Investment Life Holding
Company	4,800	33,696
American Financial Group, Inc.	2,839	72,395
American National Insurance Company	2,200	187,440
American Physicians Capital, Inc.	400	11,524
American Safety Insurance Holdings, Ltd. *	2,057	32,501
AmeriCredit Corp. *	22,249	351,312
Ameris Bancorp	3,615	25,844
Amerisafe, Inc. *	1,200	20,700
Amtrust Financial Services, Inc.	3,300	37,653
Anchor BanCorp Wisconsin, Inc.	3,492	4,540
Argo Group International Holdings, Ltd. *	4,028	135,663

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Arthur J. Gallagher & Company	28,002	$682,409
Aspen Insurance Holdings, Ltd.	15,600	412,932
Asset Acceptance Capital Corp. *	4,239	30,733
Associated Banc Corp.	2,800	31,976
Assurant, Inc.	4,700	150,682
Assured Guaranty, Ltd.	13,700	266,054
Asta Funding, Inc.	3,782	28,592
Astoria Financial Corp.	3,000	33,120
Atlantic Coast Federal Corp.	539	1,164
Avatar Holdings, Inc. *	953	18,107
B of I Holding, Inc. *	1,514	12,748
BancFirst Corp.	12,799	472,667
Bancorp, Inc. *	3,867	22,119
BancTrust Financial Group, Inc.	3,750	13,388
Bank Granite Corp. *	3,380	3,481
Bank Mutual Corp.	1,861	16,451
Bank of Florida Corp. *	2,454	5,816
Bank of the Ozarks, Inc.	1,616	42,872
BankAtlantic Bancorp, Inc.	10,440	30,276
BankFinancial Corp.	4,135	39,613
Banner Corp.	800	2,184
Berkshire Hill Bancorp, Inc.	2,076	45,547
Boston Private Financial Holdings, Inc.	17,873	116,353
Brookline Bancorp, Inc.	3,900	37,908
Cadence Financial Corp.	600	1,098
Camden National Corp.	300	9,912
Capital City Bank Group, Inc.	1,442	20,476
Capital Southwest Corp.	702	53,879
Capitol Bancorp, Ltd.	4,076	10,638
Cardinal Financial Corp.	7,363	60,598
Cascade Financial Corp.	1,636	2,781
Cathay General Bancorp	7,700	62,293
Center Bancorp, Inc.	2,746	20,677
Center Financial Corp.	3,609	13,786
Central Pacific Financial Corp.	5,915	14,906
Chemical Financial Corp.	900	19,611
CIT Group, Inc.	48,200	58,322
Citizens First Bancorp, Inc. *	200	164
CNA Surety Corp. *	7,721	125,080
CoBiz, Inc.	4,786	23,834
Columbia Banking System, Inc.	4,435	73,399
Commerce Bancshares, Inc.	18,491	688,605
Community Bank Systems, Inc.	1,100	20,097
Community Trust Bancorp, Inc.	23,597	617,534
CompuCredit Holdings Corp. *	10,161	47,858
Conseco, Inc. *	19,600	103,096
Cowen Group, Inc. *	3,000	21,360
Crescent Financial Corp. *	1,656	8,065
CVB Financial Corp.	2,600	19,734
Danvers Bancorp, Inc.	3,900	53,001
Dearborn Bancorp, Inc. *	200	236
Delphi Financial Group, Inc.	5,800	131,254
Dime Community Bancshares	1,500	17,145
Donegal Group, Inc.	3,831	59,151
Doral Financial Corp. *	1,300	4,810
East West Bancorp, Inc.	9,890	82,087

The accompanying notes are an integral part of the financial statements.
332

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Eastern Insurance Holdings, Inc.	1,942	$18,507
eHealth, Inc. *	33,307	483,618
EMC Insurance Group, Inc.	1,920	40,570
Encore Bancshares, Inc. *	2,204	19,814
Encore Capital Group, Inc. *	4,881	65,649
Endurance Specialty Holdings, Ltd.	5,500	200,585
Enstar Group, Ltd. *	100	6,227
Enterprise Financial Services Corp.	2,542	23,514
ESSA Bancorp, Inc.	1,451	19,168
F.N.B. Corp.	14,100	100,251
FBL Financial Group, Inc., Class A	2,900	56,347
FCStone Group, Inc. *	3,012	14,518
Federal Agricultural Mortgage Corp., Class C	1,613	12,098
Fidelity Southern Corp. *	1,086	3,443
Financial Federal Corp.	1,483	36,600
Financial Institutions, Inc.	1,956	19,501
First Acceptance Corp. *	7,986	21,562
First American Corp.	2,608	84,421
First BanCorp (PR)	9,700	29,585
First Bancorp	1,980	35,739
First Busey Corp.	5,529	25,986
First Commonwealth Financial Corp.	2,100	11,928
First Defiance Financial Corp.	2,151	32,071
First Financial Bankshares, Inc. (a)	10,636	526,057
First Financial Corp.	400	12,256
First Financial Holdings, Inc.	2,500	39,925
First Financial Northwest, Inc.	1,738	10,115
First Horizon National Corp. *	18,328	242,478
First Merchants Corp.	4,061	28,305
First Mercury Financial Corp.	4,700	62,604
First Midwest Bancorp, Inc.	6,500	73,255
First Place Financial Corp.	400	1,180
First Regional Bancorp *	2,000	2,420
First Security Group, Inc.	3,000	11,550
First South Bancorp, Inc.	1,628	18,722
Firstcity Financial Corp *	1,900	15,770
FirstMerit Corp.	31,887	606,810
Flagstone Reinsurance Holdings, Ltd.	14,600	164,688
Flushing Financial Corp.	5,762	65,687
FNB United Corp.	2,500	6,650
Forest City Enterprises, Inc., Class A	11,602	155,119
FPIC Insurance Group, Inc. *	19,382	650,266
Frontier Financial Corp.	3,310	3,608
Fulton Financial Corp.	12,500	92,000
GAMCO Investors, Inc., Class A	11,169	510,423
Genworth Financial, Inc., Class A	36,700	438,565
German American Bancorp	400	6,204
GFI Group, Inc.	5,428	39,244
Glacier Bancorp, Inc.	3,300	49,302
Great Southern Bancorp, Inc.	611	14,487
Greene County Bancshares, Inc.	2,900	14,500
Greenlight Capital Re, Ltd., Class A *	800	15,040
Hallmark Financial Services, Inc. *	1,704	13,717
Hampden Bancorp, Inc.	1,142	12,391
Hampton Roads Bankshares, Inc.	1,900	5,472
Hanover Insurance Group, Inc.	16,608	686,409

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Harleysville Group, Inc.	900	$28,485
Harris & Harris Group, Inc. *	5,729	35,806
HCC Insurance Holdings, Inc.	5,300	144,955
Heartland Financial USA, Inc.	800	11,800
Heritage Commerce Corp.	2,565	12,107
HFF, Inc. *	200	1,348
Hilltop Holdings, Inc. *	9,934	121,791
Home Federal Bancorp, Inc.	4,420	50,476
Hopfed Bancorp, Inc.	400	4,100
Horace Mann Educators Corp.	3,701	51,703
Horizon Financial Corp.	500	410
Huntington Bancshares, Inc.	21,053	99,160
IBERIABANK Corp.	771	35,127
Independence Holding Company	1,924	11,313
Independent Bank Corp. (MI)	2,068	3,929
Independent Bank Corp.	2,031	44,946
International Assets Holding Corp. *	399	6,588
Intervest Bancshares Corp. *	1,211	4,360
Investment Technology Group, Inc. *	1,297	36,212
Investors Bancorp, Inc. *	452	4,796
Janus Capital Group, Inc.	22,106	313,463
JMP Group, Inc.	1,800	17,388
KBW, Inc. * (a)	29,478	949,781
K-Fed Bancorp	2,409	21,729
Lakeland Bancorp, Inc.	6,182	46,365
Lakeland Financial Corp.	500	10,325
LaSalle Hotel Properties, REIT	44,791	880,591
Legacy Bancorp, Inc.	2,286	24,003
Legg Mason, Inc.	8,737	271,109
Louisiana Bancorp, Inc. *	100	1,425
Macatawa Bank Corp. *	4,500	11,700
MainSource Financial Group, Inc.	4,725	32,130
MarketAxess Holdings, Inc. *	397	4,784
Marlin Business Services Corp. *	400	3,272
Max Capital Group, Ltd.	1,100	23,507
MB Financial, Inc.	5,117	107,304
MBIA, Inc. *	36,546	283,597
MBT Financial Corp.	3,023	6,348
MCG Capital Corp. *	18,600	77,934
Meadowbrook Insurance Group, Inc.	10,879	80,505
Medallion Financial Corp.	1,450	12,122
Mercantile Bank Corp.	1,266	5,330
Mercer Insurance Group, Inc.	1,412	25,515
Meridian Interstate Bancorp, Inc. *	1,556	13,226
MF Global, Ltd. *	20,900	151,943
MGIC Investment Corp. *	18,300	135,603
MicroFinancial, Inc.	400	1,388
Montpelier Re Holdings, Ltd.	2,300	37,536
Nara Bancorp, Inc.	6,614	45,967
National Financial Partners Corp. *	10,111	88,168
National Interstate Corp.	726	12,705
National Penn Bancshares, Inc.	9,600	58,656
Navigators Group, Inc. *	500	27,500
Nelnet, Inc., Class A *	5,662	70,435
New England Bancshares, Inc.	100	650
NewAlliance Bancshares, Inc.	9,100	97,370

The accompanying notes are an integral part of the financial statements.
333

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
NewBridge Bancorp *	861	$2,359
NewStar Financial, Inc. *	8,706	28,643
North Valley Bancorp	1,223	3,657
Northeast Community Bancorp, Inc.	1,932	14,258
Northfield Bancorp, Inc.	2,128	27,238
Northwest Bancorp, Inc.	1,000	22,840
OceanFirst Financial Corp.	1,700	19,720
Ocwen Financial Corp. *	8,754	99,095
Odyssey Re Holdings Corp.	1,400	90,734
Old National Bancorp	1,700	19,040
Old Republic International Corp.	16,016	195,075
Old Second Bancorp, Inc.	3,121	17,883
OneBeacon Insurance Group, Ltd.	2,000	27,480
Oriental Financial Group, Inc.	5,700	72,390
Pacific Capital Bancorp	6,843	9,854
Pacific Mercantile Bancorp *	2,510	8,735
PacWest Bancorp	1,300	24,765
Penson Worldwide, Inc. *	5,997	58,411
Peoples Bancorp, Inc.	2,761	36,031
Phoenix Companies, Inc. *	13,438	43,674
PICO Holdings, Inc. *	523	17,442
Platinum Underwriters Holdings, Ltd.	1,400	50,176
PMI Group, Inc.	16,400	69,700
Portfolio Recovery Associates, Inc. *	400	18,132
Preferred Bank/Los Angeles	943	3,074
PrivateBancorp, Inc.	700	17,122
ProAssurance Corp. *	400	20,876
Protective Life Corp.	2,419	51,815
Provident Financial Holdings, Inc.	1,143	9,235
Radian Group, Inc.	17,384	183,923
Reinsurance Group of America, Inc.	2,274	101,420
Renasant Corp.	5,533	82,165
Riverview Bancorp, Inc. *	500	1,850
Rome Bancorp, Inc.	698	6,094
Safety Insurance Group, Inc.	1,346	44,310
Sandy Spring Bancorp, Inc.	4,280	69,678
SCBT Financial Corp.	800	22,480
SeaBright Insurance Holdings, Inc. *	901	10,289
Seacoast Banking Corp. of Florida	1,900	4,788
SEI Investments Company	28,432	559,542
Senior Housing Properties Trust, REIT	29,969	572,708
Sierra Bancorp	1,408	16,910
Simmons First National Corp., Class A	400	11,524
Somerset Hills Bancorp	300	2,430
South Financial Group, Inc.	8,705	12,796
Southern Community Financial Corp.	3,274	9,789
Southwest Bancorp, Inc.	3,448	48,410
State Auto Financial Corp.	990	17,751
State Bancorp, Inc.	2,498	21,108
StellarOne Corp.	2,501	36,890
Sterling Bancorp	1,900	13,718
Sterling Bancshares, Inc.	10,763	78,678
Sterling Financial Corp. *	13,824	27,648
Stewart Information Services Corp.	2,900	35,873
Student Loan Corp.	2,422	112,381
Sun Bancorp, Inc., New Jersey *	1,257	6,637

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Superior Bancorp *	183	$447
Susquehanna Bancshares, Inc.	12,699	74,797
SVB Financial Group *	3,000	129,810
SWS Group, Inc.	1,000	14,400
Synovus Financial Corp.	47,485	178,069
Taylor Capital Group, Inc. *	2,590	17,094
Texas Capital Bancshares, Inc. *	28,630	482,129
The First Marblehead Corp. *	8,800	19,360
Thomas Weisel Partners Group, Inc. *	2,789	14,893
TIB Financial Corp. *	3,026	4,690
TierOne Corp. *	2,028	6,753
Tower Group, Inc.	1,625	39,634
TowneBank/Portsmouth VA	1,100	14,025
Transatlantic Holdings, Inc.	6,841	343,213
UCBH Holdings, Inc.	14,276	11,421
Umpqua Holdings Corp.	11,556	122,494
Union Bankshares Corp.	2,414	30,054
United America Indemnity, Ltd. *	3,058	22,599
United Bankshares, Inc.	2,100	41,139
United Community Banks, Inc. *	5,726	28,629
United Financial Bancorp, Inc.	4,037	46,748
United Panam Financial Corp. *	3,400	11,730
United Western Bancorp, Inc.	1,286	5,105
Unitrin, Inc.	8,935	174,143
Universal American Financial Corp. *	13,775	129,761
Universal Health Realty Income Trust, REIT	16,439	535,089
Universal Insurance Holdings, Inc.	1,713	8,616
Univest Corp. of Pennsylvania	1,000	21,670
Validus Holdings, Ltd.	6,400	165,120
Virginia Commerce Bancorp, Inc. *	6,009	23,976
Washington Banking Company	2,191	20,289
Washington Federal, Inc.	7,300	123,078
Washington Trust Bancorp, Inc.	1,100	19,272
Waterstone Financial, Inc. *	1,900	9,614
Webster Financial Corp.	8,512	106,145
WesBanco, Inc.	1,275	19,712
West Coast Bancorp	300	744
Western Alliance Bancorp *	7,036	44,397
Westfield Financial, Inc.	1,520	12,874
White Mountains Insurance Group, Ltd.	1,340	411,393
Whitney Holding Corp.	9,060	86,432
Wilshire Bancorp, Inc.	2,461	18,064
Wintrust Financial Corp.	3,248	90,814
World Acceptance Corp. *	3,058	77,092
Yadkin Valley Financial Corp.	3,000	14,010
Zenith National Insurance Corp.	4,921	152,059
Zions Bancorp	18,500	332,445
ZipRealty, Inc. *	900	3,780

		25,424,875
Industrial - 16.13%
A. M. Castle & Company	6,000	59,640
A.O. Smith Corp.	676	25,756
AAR Corp. *	42,563	933,832
Adept Technology, Inc. *	100	321
Advanced Energy Industries, Inc. *	8,061	114,789
Aerovironment, Inc. *	17,641	495,536

The accompanying notes are an integral part of the financial statements.
334

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Aircastle, Ltd.	11,151	$107,830
Alamo Group, Inc.	1,291	20,398
Albany International Corp., Class A	3,434	66,620
Alexander & Baldwin, Inc.	6,796	218,084
Allied Defense Group, Inc. *	900	4,689
Allied Motion Technologies, Inc. *	400	936
Altra Holdings, Inc. *	4,192	46,908
AMERCO, Inc. *	2,654	121,712
American Railcar Industries, Inc.	1,819	19,300
Ameron International Corp.	200	13,996
Ampco-Pittsburgh Corp.	789	20,979
Analogic Corp.	400	14,808
Apogee Enterprises, Inc.	3,184	47,824
Applied Industrial Technologies, Inc.	4,193	88,724
AptarGroup, Inc.	18,755	700,687
Arkansas Best Corp.	1,258	37,664
Armstrong World Industries, Inc. *	2,100	72,366
Arrow Electronics, Inc. *	16,466	463,518
Astec Industries, Inc. *	600	15,282
Atlas Air Worldwide Holdings, Inc. *	3,546	113,366
AVX Corp.	6,700	79,931
Baldor Electric Company (a)	32,454	887,292
Ballantyne of Omaha, Inc. *	2,547	8,838
Barnes Group, Inc.	2,420	41,358
BE Aerospace, Inc. *	19,200	386,688
Bel Fuse, Inc., Class B	2,216	42,170
Belden, Inc.	26,738	617,648
Benchmark Electronics, Inc. *	12,443	223,974
Briggs & Stratton Corp.	8,735	169,546
Bristow Group, Inc. *	5,333	158,337
Builders FirstSource, Inc. *	2,500	10,900
Bway Holding Company *	3,834	70,967
C & D Technologies, Inc. *	3,440	7,396
CAI International, Inc. *	2,700	19,899
California Micro Devices Corp. *	3,609	11,621
Cascade Corp.	1,781	47,624
Casella Waste Systems, Inc., Class A *	1,245	3,660
CECO Environmental Corp. *	3,710	13,912
Celadon Group, Inc. *	1,864	21,082
Ceradyne, Inc. *	4,300	78,819
Chart Industries, Inc. *	27,549	594,783
Chase Corp.	1,174	13,736
Checkpoint Systems, Inc. *	5,678	93,346
Circor International, Inc.	509	14,384
Cognex Corp.	1,097	17,969
Coherent, Inc. *	1,177	27,448
Columbus McKinnon Corp. *	4,211	63,797
Comfort Systems USA, Inc.	1,100	12,749
Core Molding Technologies, Inc. *	500	1,645
Covenant Transport, Inc. *	500	2,455
CPI Aerostructures, Inc. *	266	1,942
Curtiss-Wright Corp.	17,437	595,125
Cymer, Inc. *	22,167	861,410
DDi Corp. *	4,830	20,527
Dionex Corp. *	10,510	682,835
Drew Industries, Inc. *	4,700	101,943

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
DryShips, Inc.	80,066	$530,838
Ducommun, Inc.	944	17,851
Dycom Industries, Inc. *	7,264	89,347
Eagle Bulk Shipping, Inc.	11,400	58,482
Eastman Kodak Company	1,190	5,688
Encore Wire Corp.	600	13,404
EnergySolutions, Inc.	6,100	56,242
Enersys *	1,936	42,824
ENGlobal Corp. *	5,500	22,660
EnPro Industries, Inc. *	1,000	22,860
Esterline Technologies Corp. *	5,148	201,853
FARO Technologies, Inc. *	1,572	27,007
Federal Signal Corp.	1,300	9,347
Flow International Corp. *	7,650	19,813
Franklin Electric, Inc.	500	14,335
GATX Corp.	3,378	94,415
Genco Shipping & Trading, Ltd.	7,300	151,694
Gencor Industries, Inc. *	1,400	12,152
General Cable Corp. *	15,737	616,103
General Maritime Corp.	3,100	23,994
Gerber Scientific, Inc. *	5,769	34,499
GP Strategies Corp. *	2,770	20,747
GrafTech International, Ltd. *	36,398	535,051
Graphic Packaging Holding Company *	18,596	42,957
Greatbatch, Inc. *	900	20,223
Greenbrier Company, Inc.	4,503	52,730
Griffon Corp. *	10,838	109,139
GulfMark Offshore, Inc. *	4,500	147,330
Hardinge, Inc.	1,400	8,680
Hawk Corp., Class A *	200	2,744
Haynes International, Inc. *	2,900	92,278
HEICO Corp.	400	17,344
Horizon Lines, Inc.	3,783	24,022
Hurco Companies, Inc. *	1,700	29,036
ICx Technologies, Inc. *	700	4,144
Innovative Solutions & Support, Inc. *	2,300	11,523
Insituform Technologies, Inc., Class A *	1,100	21,054
Insteel Industries, Inc.	1,465	17,507
Integrated Electrical Services, Inc. *	620	4,991
Interline Brands, Inc. *	5,656	95,304
Intevac, Inc. *	4,826	64,861
IntriCon Corp. *	100	327
Jabil Circuit, Inc.	14,316	191,977
Kaman Corp., Class A	3,256	71,567
Keithley Instruments, Inc.	795	4,404
KSW, Inc.	400	1,552
L-1 Identity Solutions, Inc. *	11,799	82,475
Ladish Company, Inc. *	4,232	64,030
Landstar Systems, Inc.	18,771	714,424
Layne Christensen Company *	3,712	118,970
Littelfuse, Inc. *	2,934	76,988
LMI Aerospace, Inc. *	2,395	24,022
LoJack Corp. *	1,588	8,083
LSI Industries, Inc.	3,335	22,178
Lydall, Inc. *	1,200	6,312
Magnetek, Inc. *	751	1,171

The accompanying notes are an integral part of the financial statements.
335

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Manitowoc Company, Inc.	19,100	$180,877
Marten Transport, Ltd. *	29,244	498,903
Measurement Specialties, Inc. *	3,819	38,992
MEMSIC, Inc. *	2,497	9,364
Merix Corp. *	600	1,806
Merrimac Industries, Inc. *	400	3,072
Metalico, Inc. *	3,100	12,927
Methode Electronics, Inc.	8,194	71,042
MFRI, Inc. *	1,100	8,140
Mueller Industries, Inc.	948	22,629
Mueller Water Products, Inc.	19,856	108,811
Multi-Fineline Electronix, Inc. *	286	8,211
Myers Industries, Inc.	8,319	89,596
MYR Group, Inc. *	32,602	687,576
NACCO Industries, Inc., Class A	1,500	90,105
National Technical Systems, Inc.	1,003	5,336
NN, Inc. *	4,320	20,045
North American Galvanizing & Coatings, Inc. *	2,600	15,782
Northwest Pipe Company *	19,655	659,032
NU Horizons Electronics Corp. *	2,100	8,316
Old Dominion Freight Lines, Inc. *	24,223	737,106
Optelecom-NKF, Inc. *	21	87
OSI Systems, Inc. *	34,621	633,218
Overseas Shipholding Group, Inc.	3,837	143,389
Owens Corning, Inc. *	8,608	193,250
OYO Geospace Corp. *	843	21,775
P.A.M. Transportation Services, Inc. *	2,196	18,205
Pacer International, Inc.	5,231	20,192
Park Electrochemical Corp.	500	12,325
Park-Ohio Holdings Corp. *	2,158	18,818
PGT, Inc. *	2,338	6,710
PHI, Inc. *	3,310	67,127
Planar Systems, Inc. *	5,100	13,668
Polypore International, Inc. *	3,700	47,767
Portec Rail Products, Inc.	1,659	15,744
PowerSecure International, Inc. *	4,225	28,645
Presstek, Inc. *	6,898	14,555
Quanex Building Products Corp.	300	4,308
Quixote Corp. *	129	321
RBC Bearings, Inc. *	24,601	573,941
Ready Mix, Inc. *	200	730
Robbins & Myers, Inc.	900	21,132
Rofin-Sinar Technologies, Inc. *	18,422	422,969
Rogers Corp. *	3,000	89,910
Ryder Systems, Inc.	7,700	300,762
Sanmina-SCI Corp. *	6,600	56,760
Sauer-Danfoss, Inc.	4,393	33,694
SIFCO Industries, Inc. *	1,000	14,700
Simpson Manufacturing Company, Inc.	1,100	27,786
SL Industries, Inc. *	1,600	12,800
Smith & Wesson Holding Corp. *	3,256	17,029
Sparton Corp. *	300	1,275
Spectrum Control, Inc. *	3,141	26,667
Standex International Corp.	2,705	53,640
Sterling Construction Company, Inc. *	200	3,582
Stoneridge, Inc. *	4,961	35,124

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Synalloy Corp.	421	$3,995
TAL International Group, Inc.	5,450	77,499
Technitrol, Inc.	3,501	32,244
Technology Research Corp.	290	948
Teleflex, Inc.	400	19,324
Tennant Company	1,600	46,496
Texas Industries, Inc.	810	34,012
Timken Company	4,333	101,522
Trex Company, Inc. *	400	7,280
TriMas Corp. *	1,300	6,630
Trinity Industries, Inc.	28,316	486,752
Triumph Group, Inc.	1,000	47,990
TTM Technologies, Inc. *	8,032	92,127
Tutor Perini Corp. *	8,400	178,920
Twin Disc, Inc.	2,377	29,641
Universal Forest Products, Inc.	1,410	55,639
US Home Systems, Inc. *	1,956	4,909
USA Truck, Inc. *	919	11,671
USG Corp. *	13,460	231,243
Valmont Industries, Inc.	11,136	948,564
Vicon Industries, Inc. *	126	737
Vishay Intertechnology, Inc. *	23,142	182,822
Waste Connections, Inc. *	20,901	603,203
Waste Services, Inc. *	5,435	25,110
Watts Water Technologies, Inc., Class A	2,567	77,652
WCA Waste Corp. *	1,000	3,890
Worthington Industries, Inc.	3,608	50,151
YRC Worldwide, Inc. *	2,063	9,180

		24,209,298
Investment Companies - 0.00%
Teton Advisors, Inc. * (k)	274	0

Technology - 8.56%
Acorn Energy, Inc. *	2,276	12,427
Actel Corp. *	1,700	20,689
Acxiom Corp. *	6,152	58,198
Advanced Analogic Technologies, Inc. *	5,703	22,641
Aetrium, Inc *	200	442
Amtech Systems, Inc. *	2,363	12,524
Anadigics, Inc. *	12,200	57,462
Applied Micro Circuits Corp. *	1,500	14,985
ATMI, Inc. *	35,418	642,837
Avid Technology, Inc. *	4,945	69,675
AXT, Inc. *	1,100	2,112
Blackbaud, Inc.	32,906	763,419
Bsquare Corp. *	1,600	4,160
BTU International, Inc. *	918	5,655
Cabot Microelectronics Corp. *	500	17,430
CACI International, Inc., Class A *	16,261	768,657
Cascade Microtech, Inc. *	1,192	6,067
Ceva, Inc. *	2,413	25,940
CIBER, Inc. *	100	400
Cohu, Inc.	6,122	83,014
COMSYS IT Partners, Inc. *	300	1,920
Concurrent Computer Corp. *	1,753	8,064
Cray, Inc. *	2,600	21,658

The accompanying notes are an integral part of the financial statements.
336

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Cypress Semiconductor Corp. *	19,244	$198,791
Datalink Corp. *	2,700	9,720
Digi International, Inc. *	2,691	22,927
Diodes, Inc. *	8,700	157,383
DivX, Inc. *	6,652	36,320
DSP Group, Inc. *	2,151	17,509
Dynamics Research Corp. *	800	10,416
Electronics for Imaging, Inc. *	6,509	73,356
Emdeon, Inc., Class A *	45,642	739,400
Emulex Corp. *	1,223	12,585
Entegris, Inc. *	4,100	20,295
Epicor Software Corp. *	4,600	29,302
EPIQ Systems, Inc. *	200	2,900
Exar Corp. *	3,100	22,785
Fair Isaac Corp.	1,200	25,788
Fairchild Semiconductor International, Inc. *	21,726	222,257
FormFactor, Inc. *	4,027	96,326
GSI Technology, Inc. *	5,324	21,243
Hutchinson Technology, Inc. *	3,700	26,270
Imation Corp.	5,035	46,674
Immersion Corp. *	4,406	18,858
infoGROUP, Inc. *	6,632	46,490
Integrated Device Technology, Inc. *	2,623	17,731
Integrated Silicon Solution, Inc. *	6,700	25,192
Intellon Corp. *	1,300	9,217
International Rectifier Corp. *	2,324	45,295
Interphase Corp. *	940	4,465
INX, Inc. *	689	4,809
IXYS Corp. *	906	7,710
JDA Software Group, Inc. *	418	9,171
Kopin Corp. *	494	2,371
Lattice Semiconductor Corp. *	4,721	10,622
Market Leader, Inc. *	700	1,512
Mattson Technology, Inc. *	4,400	12,408
Mentor Graphics Corp. *	4,200	39,102
Mercury Computer Systems, Inc. *	1,142	11,260
Micron Technology, Inc. *	82,199	674,032
Microtune, Inc. *	6,944	12,638
MKS Instruments, Inc. *	39,503	762,013
MoSys, Inc. *	3,000	7,500
MSC Software Corp. *	8,619	72,486
Nanometrics, Inc. *	3,796	24,940
NETGEAR, Inc. *	913	16,754
Omnicell, Inc. *	63,688	709,484
Omniture, Inc. *	2,540	54,458
OmniVision Technologies, Inc. *	9,660	157,265
ON Semiconductor Corp. *	95,348	786,621
Open Text Corp. * (a)	24,610	918,691
PAR Technology Corp. *	3,500	22,330
Parametric Technology Corp. *	44,639	616,911
PDF Solutions, Inc. *	5,300	18,497
Pericom Semiconductor Corp. *	4,803	47,117
Pervasive Software, Inc. *	1,000	4,950
Photronics, Inc. *	11,100	52,614
PLX Technology, Inc. *	600	2,022
Quest Software, Inc. *	43,181	727,600

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
RadiSys Corp. *	4,679	$40,661
Richardson Electronics, Ltd.	3,626	18,493
Rimage Corp. *	780	13,330
Rovi Corp. *	496	16,666
Rudolph Technologies, Inc. *	5,700	42,180
SanDisk Corp. *	6,800	147,560
Schawk, Inc., Class A	3,240	37,811
Seachange International, Inc. *	3,300	24,750
Semitool, Inc. *	6,246	52,779
Semtech Corp. *	55,027	936,009
Sigma Designs, Inc. *	4,163	60,488
Silicon Graphics International Corp. *	7,281	48,856
Silicon Image, Inc. *	6,110	14,847
Skyworks Solutions, Inc. *	24,680	326,763
Smart Modular Technologies (WWH), Inc. *	11,400	54,264
Smith Micro Software, Inc. *	144	1,780
Soundbite Communications, Inc. *	3,800	12,274
SRA International, Inc., Class A *	1,147	24,764
Standard Microsystems Corp. *	655	15,203
SYNNEX Corp. *	700	21,336
TechTeam Global, Inc. *	1,300	11,050
Teradyne, Inc. *	11,962	110,648
THQ, Inc. *	13,923	95,233
Transact Technologies, Inc. *	434	2,300
Triquint Semiconductor, Inc. *	21,296	164,405
Ultra Clean Holdings, Inc. *	3,400	17,544
Ultratech, Inc. *	300	3,969
Veeco Instruments, Inc. *	4,317	100,672
Virage Logic Corp. *	4,494	23,414
Virtusa Corp. *	2,173	20,622
Wayside Technology Group, Inc.	96	854
Zoran Corp. *	1,932	22,257

		12,851,541
Utilities - 1.81%
Cascal N.V. (a)	37,657	237,239
Dynegy, Inc., Class A *	24,725	63,049
Energen Corp.	12,322	531,078
EnerNOC, Inc. * (a)	13,975	463,411
Middlesex Water Company	1,300	19,604
Mirant Corp. *	24,700	405,821
Pennichuck Corp.	900	19,584
Pike Electric Corp. *	494	5,918
RRI Energy, Inc. *	47,300	337,722
UGI Corp.	24,360	610,462
Unitil Corp.	900	20,205

		2,714,093

TOTAL COMMON STOCKS (Cost $129,535,046)		$147,537,685

SECURITIES LENDING COLLATERAL - 4.16%

Securities Lending Collateral - 4.16%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	623,257	6,238,805

TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,239,104)		$6,238,805

The accompanying notes are an integral part of the financial statements.
337

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.58%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$2,379,001 on 10/01/2009,
collateralized by $185,000 Federal
National Mortgage Association,
5.45% due 10/18/2021 (valued at
$206,738, including interest) and
$2,145,000 Federal Home Loan
Bank, 4.375% due 09/17/2010
(valued at $2,227,797, including
interest)	$2,379,000	$2,379,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,379,000)		$2,379,000

Total Investments (Small Cap Opportunities Trust)
(Cost $138,153,150) - 104.05%		$156,155,490
Other assets and liabilities, net - (4.05)%		(6,076,284)

TOTAL NET ASSETS - 100.00%		$150,079,206

Small Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.52%

Basic Materials - 2.69%
Deltic Timber Corp.	127,600	$5,840,252
Zep, Inc.	378,550	6,151,437

		11,991,689
Communications - 1.33%
Websense, Inc. *	353,400	5,937,120

Consumer, Cyclical - 14.73%
Bally Technologies, Inc. *	65,300	2,505,561
Casey's General Stores, Inc.	192,200	6,031,236
Cato Corp., Class A	502,446	10,194,630
CEC Entertainment, Inc. *	129,450	3,347,577
Choice Hotels International, Inc.	197,400	6,131,244
Hibbett Sports, Inc. * (a)	215,800	3,934,034
Mattel, Inc.	145,000	2,676,700
O'Reilly Automotive, Inc. *	48,700	1,760,018
Sonic Corp. *	412,700	4,564,462
Stage Stores, Inc.	682,649	8,847,131
Tempur-Pedic International, Inc. *	109,600	2,075,824
Unifirst Corp.	88,300	3,924,935
United Stationers, Inc. *	204,094	9,716,915

		65,710,267
Consumer, Non-cyclical - 17.33%
Acco Brands Corp. *	779,900	5,630,878
AmSurg Corp. *	242,630	5,151,035
Arbitron, Inc.	358,800	7,448,688
Bowne & Company, Inc.	329,070	2,533,839
Centene Corp. *	263,900	4,998,266
Charles River Laboratories International, Inc. *	209,900	7,762,102
CorVel Corp. *	86,065	2,444,246
Helen of Troy, Ltd. *	267,500	5,197,525

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Herbalife, Ltd.	261,200	$8,551,688
Hormel Foods Corp.	45,900	1,630,368
ICON PLC, SADR *	167,300	4,097,177
ICU Medical, Inc. *	84,800	3,125,728
Lance, Inc.	283,600	7,322,552
MAXIMUS, Inc. (a)	197,100	9,184,860
Ralcorp Holdings, Inc. *	38,000	2,221,860

		77,300,812
Energy - 5.54%
Penn Virginia Corp.	263,000	6,025,330
Plains Exploration & Production Company *	71,600	1,980,456
SEACOR Holdings, Inc. *	50,544	4,125,907
St. Mary Land & Exploration Company (a)	159,900	5,190,354
Whiting Petroleum Corp. *	128,750	7,413,425

		24,735,472
Financial - 23.67%
Acadia Realty Trust, REIT	184,137	2,774,945
Alleghany Corp. *	12,562	3,254,186
American Campus Communities, Inc., REIT	107,600	2,889,060
Ares Capital Corp.	616,466	6,793,455
Assured Guaranty, Ltd. (a)	214,607	4,167,668
Credit Acceptance Corp. * (a)	96,923	3,119,951
Delphi Financial Group, Inc.	403,250	9,125,547
DiamondRock Hospitality Company, REIT *	420,700	3,407,670
Financial Federal Corp.	132,853	3,278,812
First Busey Corp.	277,547	1,304,471
First Midwest Bancorp, Inc. (a)	525,800	5,925,766
International Bancshares Corp. (a)	328,910	5,364,522
Mack-Cali Realty Corp., REIT	110,200	3,562,766
MB Financial, Inc.	254,900	5,345,253
NewAlliance Bancshares, Inc.	290,148	3,104,584
Platinum Underwriters Holdings, Ltd.	218,609	7,834,947
PS Business Parks, Inc., REIT	47,400	2,432,568
Realty Income Corp., REIT (a)	284,500	7,297,425
Reinsurance Group of America, Inc.	131,000	5,842,600
Universal American Financial Corp. *	438,600	4,131,612
Validus Holdings, Ltd.	139,679	3,603,718
Ventas, Inc., REIT	36,000	1,386,000
Webster Financial Corp.	486,800	6,070,396
WestAmerica Bancorp (a)	69,000	3,588,000

		105,605,922
Industrial - 21.40%
Acuity Brands, Inc. (a)	136,200	4,387,002
Albany International Corp., Class A	405,734	7,871,239
AptarGroup, Inc.	156,838	5,859,468
Belden, Inc.	504,649	11,657,392
Carlisle Companies, Inc.	463,500	15,717,285
Coherent, Inc. *	73,000	1,702,360
ESCO Technologies, Inc. * (a)	66,000	2,600,400
Flowserve Corp.	10,900	1,074,086
GATX Corp.	274,200	7,663,890
Genesee & Wyoming, Inc., Class A *	230,025	6,974,358
Graco, Inc.	55,800	1,555,146
Kirby Corp. *	137,600	5,066,432
Matthews International Corp., Class A	147,300	5,211,474

The accompanying notes are an integral part of the financial statements.
338

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Mueller Industries, Inc.	299,910	$7,158,852
Nam Tai Electronics, Inc.	313,900	1,695,060
Simpson Manufacturing Company, Inc.	47,600	1,202,376
Sterling Construction Company, Inc. *	106,767	1,912,197
Vitran Corp., Inc. *	109,125	984,307
Zebra Technologies Corp., Class A *	200,800	5,206,744

		95,500,068
Technology - 5.04%
Diebold, Inc.	258,100	8,499,233
Electronics for Imaging, Inc. *	387,400	4,365,998
Fiserv, Inc. *	42,900	2,067,780
Maxim Integrated Products, Inc.	140,900	2,555,926
MTS Systems Corp.	25,327	739,802
Teradata Corp. *	63,700	1,753,024
Xyratex, Ltd. *	262,600	2,497,326

		22,479,089
Utilities - 5.79%
Atmos Energy Corp. (a)	164,600	4,638,428
New Jersey Resources Corp. (a)	89,474	3,248,801
UGI Corp.	71,200	1,784,272
Unisource Energy Corp.	221,800	6,820,350
Westar Energy, Inc.	262,700	5,125,277
WGL Holdings, Inc.	127,100	4,212,094

		25,829,222

TOTAL COMMON STOCKS (Cost $403,328,318)		$435,089,661

SECURITIES LENDING COLLATERAL - 8.74%

Securities Lending Collateral - 8.74%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	3,893,213	38,971,067

TOTAL SECURITIES LENDING COLLATERAL
(Cost $38,974,378)		$38,971,067

REPURCHASE AGREEMENTS - 2.67%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$11,915,003 on 10/01/2009,
collateralized by $11,860,000
Federal National Mortgage
Association, 4.60% due
11/10/2011 (valued at
$12,156,500, including interest)	$11,915,000	$11,915,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,915,000)		$11,915,000

Total Investments (Small Cap Value Trust)
(Cost $454,217,696) - 108.93%		$485,975,728
Other assets and liabilities, net - (8.93)%		(39,833,125)

TOTAL NET ASSETS - 100.00%		$446,142,603

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.65%

Basic Materials - 0.45%
Carpenter Technology Corp.	18,460	$431,779

Communications - 8.34%
F5 Networks, Inc. *	19,973	791,530
Harmonic, Inc. *	94,847	633,578
inVentiv Health, Inc. *	40,273	673,767
NeuStar, Inc., Class A *	35,143	794,232
NICE Systems, Ltd., ADR *	30,889	940,261
Polycom, Inc. *	41,053	1,098,168
SBA Communications Corp. *	32,125	868,339
Starent Networks Corp. * (a)	51,238	1,302,470
The Knot, Inc. *	13,835	151,078
Websense, Inc. *	40,860	686,448

		7,939,871
Consumer, Cyclical - 14.85%
Big Lots, Inc. *	28,870	722,327
Brinker International, Inc.	44,627	701,983
Buffalo Wild Wings, Inc. * (a)	14,855	618,117
Choice Hotels International, Inc.	22,579	701,304
Darden Restaurants, Inc.	19,053	650,279
Group 1 Automotive, Inc. (a)	23,621	634,224
Hot Topic, Inc. *	83,433	624,913
Jack in the Box, Inc. *	39,697	813,391
Marvel Entertainment, Inc. *	14,416	715,322
National Cinemedia, Inc.	39,163	664,596
P.F. Chang's China Bistro, Inc. * (a)	29,982	1,018,489
Penn National Gaming, Inc. *	20,687	572,202
Pool Corp.	8,749	194,403
Tech Data Corp. *	29,249	1,217,051
Tractor Supply Company *	12,982	628,588
TRW Automotive Holdings Corp. *	36,245	607,104
Warnaco Group, Inc. *	16,970	744,304
Watsco, Inc.	12,014	647,675
Williams-Sonoma, Inc.	37,145	751,443
WMS Industries, Inc. *	20,375	907,910

		14,135,625
Consumer, Non-cyclical - 23.90%
Acorda Therapeutics, Inc. *	25,897	602,882
Alliance Data Systems Corp. *	11,880	725,630
AMAG Pharmaceuticals, Inc. * (a)	15,511	677,521
American Medical Systems Holdings, Inc. *	43,994	744,379
BioMarin Pharmaceutical, Inc. * (a)	38,781	701,160
Chemed Corp.	21,044	923,621
Church & Dwight, Inc.	16,470	934,508
Corrections Corp. of America *	39,375	891,844
CoStar Group, Inc. * (a)	27,584	1,137,012
Gen-Probe, Inc. *	15,449	640,207
Global Payments, Inc.	16,699	779,843
Informatica Corp. *	52,763	1,191,389
Insulet Corp. * (a)	36,957	415,027
Isis Pharmaceuticals, Inc. *	27,108	394,964
Martek Biosciences Corp. * (a)	25,277	571,007
MEDNAX, Inc. *	16,849	925,347
Meridian Bioscience, Inc.	33,663	841,912
Myriad Genetics, Inc. *	16,646	456,100
Netflix, Inc. * (a)	15,579	719,282

The accompanying notes are an integral part of the financial statements.
339

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Nuvasive, Inc. * (a)	14,588	$609,195
OSI Pharmaceuticals, Inc. *	13,881	489,999
Perrigo Company	25,038	851,042
PSS World Medical, Inc. * (a)	28,218	615,999
Quanta Services, Inc. *	19,865	439,612
Ralcorp Holdings, Inc. *	9,827	574,585
Techne Corp.	11,809	738,653
Tetra Tech, Inc. *	35,605	944,601
United Therapeutics Corp. * (a)	19,406	950,700
VCA Antech, Inc. *	31,052	834,988
VistaPrint NV * (a)	16,576	841,232
Zoll Medical Corp. *	26,857	577,963

		22,742,204
Energy - 6.54%
Arena Resources, Inc. *	21,016	746,068
Bill Barrett Corp. *	22,167	726,856
Carrizo Oil & Gas, Inc. * (a)	32,262	790,097
Dril-Quip, Inc. *	24,227	1,202,628
Goodrich Petroleum Corp. * (a)	26,956	695,734
Patterson-UTI Energy, Inc.	48,301	729,345
SandRidge Energy, Inc. * (a)	54,898	711,478
Whiting Petroleum Corp. *	10,758	619,446

		6,221,652
Financial - 8.09%
Affiliated Managers Group, Inc. * (a)	11,378	739,684
BioMed Realty Trust, Inc., REIT	41,938	578,744
Brown & Brown, Inc.	26,551	508,717
City National Corp. (a)	12,911	502,625
Cullen Frost Bankers, Inc.	10,605	547,642
Federated Investors, Inc., Class B (a)	29,238	771,006
Greenhill & Company, Inc. (a)	11,512	1,031,245
optionsXpress Holdings, Inc.	32,123	555,086
ProAssurance Corp. *	16,197	845,321
Stifel Financial Corp. *	12,419	681,803
SVB Financial Group * (a)	21,713	939,522

		7,701,395
Industrial - 15.25%
Advanced Energy Industries, Inc. *	59,003	840,203
Bucyrus International, Inc., Class A	17,714	630,973
Calgon Carbon Corp. *	35,809	531,047
Coherent, Inc. *	20,403	475,798
Cymer, Inc. *	13,358	519,092
EnergySolutions, Inc.	44,014	405,809
FMC Technologies, Inc. *	16,069	839,445
Forward Air Corp.	32,482	751,958
Fuel Tech, Inc. *	43,279	484,725
General Cable Corp. *	24,423	956,160
Greif, Inc., Class A	17,909	985,890
Hexcel Corp. *	41,489	474,634
Hub Group, Inc., Class A *	31,975	730,629
Knight Transportation, Inc. (a)	60,378	1,013,143
Lindsay Corp. (a)	12,211	480,869
Regal-Beloit Corp. (a)	20,777	949,717
TransDigm Group, Inc. *	28,397	1,414,455
Varian, Inc. *	24,052	1,228,095

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial (continued)
Wabtec Corp.	21,448	$804,943

		14,517,585
Technology - 19.60%
Aspen Technology, Inc. *	75,094	765,959
Blackboard, Inc. *	19,273	728,134
Cabot Microelectronics Corp. *	20,971	731,049
Cogent, Inc. *	72,994	737,239
Eclipsys Corp. *	46,774	902,738
Hittite Microwave Corp. *	23,191	852,965
Lawson Software, Inc. *	115,616	721,444
Manhattan Associates, Inc. *	36,019	727,584
MICROS Systems, Inc. *	24,195	730,447
Microsemi Corp. *	46,988	741,941
Monolithic Power Systems, Inc. *	29,893	700,991
Omniture, Inc. *	50,875	1,090,760
ON Semiconductor Corp. *	93,303	769,750
Open Text Corp. *	18,488	690,157
Pegasystems, Inc.	231	7,976
Power Integrations, Inc.	19,449	648,235
Quality Systems, Inc. (a)	22,469	1,383,416
Quest Software, Inc. *	38,564	649,803
Silicon Laboratories, Inc. *	20,403	945,883
SRA International, Inc., Class A *	34,742	750,080
Sybase, Inc. *	26,382	1,026,260
Syntel, Inc. (a)	25,371	1,210,958
Varian Semiconductor Equipment Associates,
Inc. * (a)	34,572	1,135,345

		18,649,114
Utilities - 1.63%
ITC Holdings Corp.	17,287	785,694
Pike Electric Corp. *	63,803	764,360

		1,550,054

TOTAL COMMON STOCKS (Cost $87,171,597)		$93,889,279

SECURITIES LENDING COLLATERAL - 18.29%

Securities Lending Collateral - 18.29%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	1,738,799	17,405,381

TOTAL SECURITIES LENDING COLLATERAL
(Cost $17,406,755)		$17,405,381

The accompanying notes are an integral part of the financial statements.
340

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.59%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$2,465,001 on 10/01/2009,
collateralized by $2,540,000
Federal National Mortgage
Association, 5.00% due
05/20/2024 (valued at $2,514,600,
including interest)	$2,465,000	$2,465,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,465,000)		$2,465,000

Total Investments (Small Company Growth Trust)
(Cost $107,043,352) - 119.53%		$113,759,660
Other assets and liabilities, net - (19.53)%		(18,587,826)

TOTAL NET ASSETS - 100.00%		$95,171,834

Small Company Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.76%

Basic Materials - 8.66%
Airgas, Inc.	96,500	$4,667,705
AMCOL International Corp.	70,100	1,604,589
American Vanguard Corp. (a)	160,000	1,329,600
Arch Chemicals, Inc.	115,600	3,466,844
Carpenter Technology Corp.	102,100	2,388,119
Clearwater Paper Corp. *	54,800	2,264,884
Deltic Timber Corp.	70,000	3,203,900
Franco-Nevada Corp.	88,800	2,329,792
Gibraltar Industries, Inc.	172,600	2,290,402
Innospec, Inc.	169,500	2,500,125
International Royalty Corp.	434,000	1,749,020
Potlatch Corp.	104,800	2,981,560
Symyx Technologies, Inc. *	153,034	1,013,085
Wausau-Mosinee Paper Corp.	223,800	2,238,000

		34,027,625
Communications - 2.47%
Ixia *	280,400	1,923,544
Newport Corp. *	131,600	1,152,816
Premiere Global Services, Inc. *	278,500	2,314,335
Saga Communications, Inc., Class A *	45,000	603,000
Sonus Networks, Inc. *	623,900	1,322,668
Websense, Inc. *	142,375	2,391,900

		9,708,263
Consumer, Cyclical - 12.76%
Accuride Corp. *	165,600	45,374
Alaska Air Group, Inc. *	117,100	3,137,109
Ascent Media Corp., Class A *	55,700	1,425,920
Beacon Roofing Supply, Inc. *	343,500	5,489,130
Casey's General Stores, Inc.	93,561	2,935,944
Culp, Inc. *	95,100	529,707
Fred's, Inc., Class A	153,000	1,947,690
G & K Services, Inc., Class A	102,100	2,262,536
Haverty Furniture Companies, Inc. * (a)	193,000	2,279,330

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
M/I Homes, Inc. * (a)	89,800	$1,220,382
Marinemax, Inc. *	146,300	1,142,603
Meritage Homes Corp. *	149,100	3,026,730
Orient Express Hotels, Ltd., Class A (a)	293,500	3,378,185
Owens & Minor, Inc.	164,900	7,461,725
Pool Corp. (a)	132,400	2,941,928
Stanley Furniture Company, Inc. (a)	116,000	1,202,920
Stein Mart, Inc. *	273,100	3,471,101
The Men's Wearhouse, Inc. (a)	131,100	3,238,170
Winnebago Industries, Inc. * (a)	205,200	3,018,492

		50,154,976
Consumer, Non-cyclical - 13.19%
Aaron, Inc., Class B (a)	282,100	7,447,440
Alliance One International, Inc. *	373,213	1,671,994
AngioDynamics, Inc. *	88,700	1,222,286
Compass Diversified Trust	169,600	1,775,712
Corinthian Colleges, Inc. *	125,500	2,329,280
CSS Industries, Inc.	86,500	1,710,105
Dollar Thrifty Automotive Group, Inc. *	82,100	2,018,839
Electro Rent Corp.	209,000	2,407,680
Exelixis, Inc. * (a)	215,300	1,373,614
FTI Consulting, Inc. *	85,700	3,651,677
Landauer, Inc.	42,750	2,350,395
McGrath Rentcorp	191,000	4,062,570
MPS Group, Inc. *	380,500	4,002,860
Myriad Genetics, Inc. *	41,410	1,134,634
Nash Finch Company	76,011	2,078,141
National Healthcare Corp.	73,800	2,752,002
Navigant Consulting Company *	216,500	2,922,750
StarTek, Inc. *	164,500	1,427,860
Triple-S Management Corp. *	86,900	1,457,313
West Pharmaceutical Services, Inc.	99,400	4,036,634

		51,833,786
Energy - 6.26%
Arena Resources, Inc. *	46,100	1,636,550
Atwood Oceanics, Inc. *	58,265	2,055,007
Carbo Ceramics, Inc. (a)	52,334	2,697,818
Encore Aquisition Company *	50,400	1,884,960
Forest Oil Corp. * (a)	92,200	1,804,354
Hercules Offshore, Inc. *	115,017	564,733
Mariner Energy, Inc. *	114,000	1,616,520
Penn Virginia Corp.	199,400	4,568,254
TETRA Technologies, Inc. *	264,000	2,558,160
Union Drilling, Inc. *	60,000	458,400
Whiting Petroleum Corp. *	82,300	4,738,834

		24,583,590
Financial - 18.77%
Acadia Realty Trust, REIT	102,600	1,546,182
Ares Capital Corp.	366,600	4,039,932
CBL & Associates Properties, Inc., REIT (a)	427,400	4,145,780
Cedar Shopping Centers, Inc., REIT	196,200	1,265,490
East West Bancorp, Inc. (a)	146,070	1,212,381
Employers Holdings, Inc.	86,900	1,345,212
First Potomac Realty Trust, REIT	155,400	1,796,424
Glacier Bancorp, Inc. (a)	170,459	2,546,658

The accompanying notes are an integral part of the financial statements.
341

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial (continued)
Hatteras Financial Corp., REIT	100,200	$3,003,996
Hercules Technology Growth Capital, Inc.	222,000	2,180,040
Home Bancshares, Inc. (a)	134,200	2,941,664
JMP Group, Inc.	118,000	1,139,880
Kilroy Realty Corp., REIT (a)	145,300	4,030,622
Kohlberg Capital Corp.	218,134	1,315,348
LaSalle Hotel Properties, REIT	171,500	3,371,690
Markel Corp. *	7,670	2,529,719
Max Capital Group, Ltd.	158,600	3,389,282
National Interstate Corp.	127,200	2,226,000
Parkway Properties, Inc., REIT	72,600	1,430,220
Piper Jaffray Companies, Inc. *	47,300	2,257,156
ProAssurance Corp. *	133,200	6,951,708
Redwood Trust, Inc., REIT	141,300	2,190,150
Signature Bank *	64,600	1,873,400
Stifel Financial Corp. *	69,000	3,788,100
SVB Financial Group * (a)	127,700	5,525,579
Washington Real Estate Investment Trust,
REIT (a)	93,600	2,695,680
Wintrust Financial Corp.	108,700	3,039,252

		73,777,545
Industrial - 23.20%
Advanced Energy Industries, Inc. *	185,500	2,641,520
Ameron International Corp.	51,700	3,617,966
Analogic Corp.	42,525	1,574,275
AptarGroup, Inc.	154,900	5,787,064
Astec Industries, Inc. *	56,300	1,433,961
Belden, Inc.	123,147	2,844,696
C & D Technologies, Inc. * (a)	162,000	348,300
Cascade Corp.	58,900	1,574,986
Circor International, Inc.	78,100	2,207,106
Comfort Systems USA, Inc.	126,674	1,468,152
Drew Industries, Inc. *	155,500	3,372,795
Franklin Electric, Inc.	31,300	897,371
Genesee & Wyoming, Inc., Class A *	156,100	4,732,952
IDEX Corp.	150,850	4,216,257
Insituform Technologies, Inc., Class A *	185,700	3,554,298
Kaman Corp., Class A	83,100	1,826,538
Kirby Corp. *	150,806	5,552,677
Kratos Defense & Security Solutions, Inc. *	49,000	428,750
Landstar Systems, Inc.	207,300	7,889,838
Littelfuse, Inc. *	88,500	2,322,240
Matthews International Corp., Class A	135,500	4,793,990
Methode Electronics, Inc.	62,995	546,167
Myers Industries, Inc.	237,600	2,558,952
Nordson Corp.	103,900	5,827,751
Sims Group, Ltd., SADR	191,000	3,806,630
Sterling Construction Company, Inc. *	54,200	970,722
Universal Forest Products, Inc.	84,700	3,342,262
UTI Worldwide, Inc.	198,600	2,875,728
Waste Connections, Inc. *	125,200	3,613,272
Woodward Governor Company	187,600	4,551,176

		91,178,392
Technology - 6.74%
ATMI, Inc. *	86,900	1,577,235

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Technology (continued)
Brooks Automation, Inc. *	221,362	$1,711,128
Cabot Microelectronics Corp. *	42,400	1,478,064
FormFactor, Inc. *	114,900	2,748,408
Microsemi Corp. *	142,200	2,245,338
Palm, Inc. * (a)	209,900	3,658,557
Progress Software Corp. *	159,400	3,610,410
SPSS, Inc. *	52,800	2,637,360
SYNNEX Corp. * (a)	109,200	3,328,416
Teradyne, Inc. * (a)	251,800	2,329,150
Xyratex, Ltd. *	123,300	1,172,583

		26,496,649
Utilities - 3.71%
Black Hills Corp.	107,500	2,705,775
Cleco Corp.	146,700	3,679,236
El Paso Electric Company *	147,000	2,597,490
Empire District Electric Company	83,400	1,508,706
Southwest Gas Corp.	98,200	2,511,956
Vectren Corp.	67,900	1,564,416

		14,567,579

TOTAL COMMON STOCKS (Cost $374,876,800)		$376,328,405

PREFERRED STOCKS - 1.74%

Energy - 0.51%
Whiting Petroleum Corp., 6.25%	13,400	2,022,998

Financial - 1.23%
Assured Guaranty, Ltd., 8.50%	33,100	2,830,977
East West Bancorp., Inc., Series A, 8.00%	2,830	1,986,063

		4,817,040

TOTAL PREFERRED STOCKS (Cost $5,796,526)		$6,840,038

INVESTMENT COMPANIES - 0.96%

Investment Companies - 0.96%
First Opportunity Fund, Inc.	215,100	1,376,640
iShares Russell 2000 Value Index Fund	42,800	2,419,484

		3,796,124

TOTAL INVESTMENT COMPANIES (Cost $5,120,647)		$3,796,124

SECURITIES LENDING COLLATERAL - 11.60%
Securities Lending Collateral - 11.60%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	4,556,160	45,607,165

TOTAL SECURITIES LENDING COLLATERAL
(Cost $45,611,066)		$45,607,165

SHORT TERM INVESTMENTS - 0.83%
T. Rowe Price Reserve Investment
Fund, 0.3011%	$3,251,037	$3,251,037

TOTAL SHORT TERM INVESTMENTS
(Cost $3,251,037)	$ 3,251,037

The accompanying notes are an integral part of the financial statements.
342

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.05%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$190,000 on 10/01/2009,
collateralized by $195,000 Federal
National Mortgage Association,
3.00% due 01/13/2014 (valued at
$195,975, including interest)	$190,000	$190,000

TOTAL REPURCHASE AGREEMENTS
(Cost $190,000)		$190,000

Total Investments (Small Company Value Trust)
(Cost $434,846,076) - 110.94%		$436,012,769
Other assets and liabilities, net - (10.94)%		(43,008,407)

TOTAL NET ASSETS - 100.00%		$393,004,362

Smaller Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.89%

Basic Materials - 2.75%
AK Steel Holding Corp.	10,090	$199,076
Albemarle Corp.	35,900	1,242,140
Allied Nevada Gold Corp. *	1,780	17,426
AMCOL International Corp.	884	20,235
Balchem Corp.	707	18,594
Brush Engineered Materials, Inc. *	272	6,653
Deltic Timber Corp.	203	9,291
Gammon Gold, Inc. *	26,840	228,408
General Moly, Inc. *	1,562	4,920
Hecla Mining Company * (a)	2,988	13,117
Horsehead Holding Corp. *	1,359	15,927
Innophos Holdings, Inc.	351	6,493
Intrepid Potash, Inc. *	1,735	40,929
Landec Corp. *	978	6,259
Newmarket Corp.	469	43,636
Royal Gold, Inc.	1,491	67,990
Schnitzer Steel Industries, Inc.	842	44,836
Sensient Technologies Corp.	8,114	225,326
Solutia, Inc. *	11,440	132,475
Stepan Company	298	17,904
Stillwater Mining Company *	35,004	235,227
Symyx Technologies, Inc. *	1,330	8,805
Thompson Creek Metals Company, Inc. *	22,530	271,937
United States Lime & Minerals, Inc. *	112	4,023
W.R. Grace & Company *	2,781	60,459
Zep, Inc.	830	13,488
Zoltek Companies, Inc. * (a)	1,127	11,834

		2,967,408
Communications - 17.14%
3Com Corp. *	53,850	281,636
Acme Packet, Inc. *	1,114	11,151
ADC Telecommunications, Inc. *	1,303	10,867
ADTRAN, Inc.	11,833	290,500
Airvana, Inc. *	959	6,492

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Alaska Communications Systems Group, Inc.	1,716	$15,873
Amdocs, Ltd. *	44,900	1,206,912
American Tower Corp., Class A *	37,200	1,354,080
Anaren, Inc. *	532	9,044
Anixter International, Inc. *	1,155	46,327
APAC Customer Services, Inc. *	36,105	213,381
Applied Signal Technology, Inc.	6,993	162,727
Ariba, Inc. *	1,684	19,534
Arris Group, Inc. *	11,207	145,803
Art Technology Group, Inc. *	65,134	251,417
Aruba Networks, Inc. *	2,321	20,518
AsiaInfo Holdings, Inc. *	13,831	276,205
Atheros Communications, Inc. *	11,353	301,195
Avocent Corp. *	13,730	278,307
BigBand Networks, Inc. *	24,505	98,265
Blue Coat Systems, Inc. *	13,882	313,594
Cbeyond Communications, Inc. *	895	14,436
Centennial Communications Corp., Class A *	3,398	27,116
China Information Security Technology, Inc. *	1,023	5,667
Chordiant Software, Inc. *	1,184	4,606
Ciena Corp. *	2,271	36,972
CKX, Inc. *	1,633	10,957
Clicksoftware Technologies, Ltd. *	28,880	181,655
Cogent Communications Group, Inc. *	1,622	18,329
CommScope, Inc. *	39,649	1,186,695
comScore, Inc. *	744	13,399
Comtech Telecommunications Corp. *	8,674	288,150
Constant Contact, Inc. * (a)	816	15,708
CPI International, Inc. *	292	3,268
Crown Media Holdings, Inc., Class A * (a)	583	910
CTC Media, Inc. *	1,759	27,652
Cybersource Corp. *	21,444	357,471
DealerTrack Holdings, Inc. *	1,469	27,779
DG Fastchannel, Inc. *	766	16,040
Dice Holdings, Inc. *	734	4,815
Digital River, Inc. *	1,471	59,311
Dolan Media Company *	866	10,383
EMS Technologies, Inc. *	586	12,201
Equinix, Inc. * (a)	21,500	1,978,000
eResearch Technology, Inc. *	1,610	11,270
F5 Networks, Inc. *	3,027	119,960
FiberTower Corp. *	2,307	2,492
Finisar Corp. *	1,952	18,891
Fisher Communications, Inc. *	179	3,254
General Communication, Inc., Class A *	1,243	8,527
GeoEye, Inc. *	13,822	370,430
GigaMedia, Ltd. *	35,464	185,831
Global Crossing, Ltd. *	1,158	16,559
Globecomm Systems, Inc. *	25,704	186,868
GSI Commerce, Inc. *	1,525	29,448
Harmonic, Inc. *	3,687	24,629
HLTH Corp. *	3,793	55,416
Hughes Communications, Inc. *	375	11,378
ICO Global Communications Holdings, Ltd. *	4,841	4,163
Infinera Corp. *	3,309	26,307
InfoSpace, Inc. *	22,566	174,661

The accompanying notes are an integral part of the financial statements.
343

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
InterDigital, Inc. *	1,685	$39,025
Internet Capital Group, Inc. *	1,415	11,829
inVentiv Health, Inc. *	458	7,662
iPCS, Inc. *	589	10,249
Ixia *	860	5,900
J2 Global Communications, Inc. *	1,682	38,703
JDS Uniphase Corp. *	2,848	20,249
John Wiley & Sons, Inc., Class A	1,685	58,604
Knology, Inc. *	1,191	11,612
Liberty Media Corp. - Capital, Series A *	3,464	72,467
Liquidity Services, Inc. *	636	6,564
LoopNet, Inc. *	1,079	9,754
Marchex, Inc., Class B	286	1,404
Martha Stewart Living
Omnimedia, Inc., Class A *	1,027	6,429
Mastec, Inc. *	112,433	1,366,061
Mediacom Communications Corp., Class A *	1,553	8,945
Move, Inc. *	54,740	147,798
NeuStar, Inc., Class A *	2,785	62,941
Neutral Tandem, Inc. *	885	20,143
NIC, Inc. *	18,606	165,407
NICE Systems, Ltd., ADR *	12,093	368,111
NII Holdings, Inc. * (a)	46,200	1,385,076
Novatel Wireless, Inc. *	21,033	238,935
Oplink Communications, Inc. *	16,274	236,299
OpNext, Inc. *	897	2,628
Outdoor Channel Holdings, Inc. *	273	1,785
PAETEC Holding Corp. *	4,877	18,874
Perfect World Co, Ltd. * (a)	2,730	131,313
Perficient, Inc. *	637	5,268
Polycom, Inc. *	3,231	86,429
Powerwave Technologies, Inc. *	2,589	4,142
Preformed Line Products Company	51	2,043
Premiere Global Services, Inc. *	113,044	939,396
Rackspace Hosting, Inc. *	1,851	31,578
RCN Corp. *	1,405	13,067
RealNetworks, Inc. *	3,626	13,489
RF Micro Devices, Inc. *	9,732	52,845
RightNow Technologies, Inc. *	854	12,332
S1 Corp. *	2,036	12,582
Sapient Corp. *	3,928	31,581
SAVVIS, Inc. *	1,472	23,287
Shenandoah Telecommunications Company	865	15,527
ShoreTel, Inc. *	1,724	13,464
Sirius XM Radio, Inc. *	148,651	94,393
Sohu.com, Inc. *	1,180	81,160
SonicWALL, Inc. *	2,073	17,413
Sonus Networks, Inc. *	3,759	7,969
Sourcefire, Inc. *	611	13,118
Starent Networks Corp. * (a)	12,716	323,241
Switch & Data Facilities Company, Inc. *	866	11,786
Sycamore Networks, Inc. *	7,658	23,127
Syniverse Holdings, Inc. *	13,503	236,303
TechTarget, Inc. *	490	2,793
Tekelec, Inc. *	1,154	18,960
TeleCommunication Systems, Inc. *	30,730	256,903

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Communications (continued)
Terremark Worldwide, Inc. *	1,643	$10,219
The Knot, Inc. *	1,105	12,067
The New York Times Company, Class A	1,834	14,892
TIBCO Software, Inc. *	6,764	64,190
TW Telecom, Inc. *	5,746	77,284
United Online, Inc.	28,974	232,951
USA Mobility, Inc. *	871	11,218
ValueClick, Inc. *	25,212	332,546
VASCO Data Security International, Inc. *	1,156	8,578
Viasat, Inc. *	1,079	28,680
Vocus, Inc. *	711	14,853
Vonage Holdings Corp. *	2,773	3,854
WebMD Health Corp. *	374	12,387
Websense, Inc. *	1,109	18,631

		18,506,745
Consumer, Cyclical - 14.86%
99 Cents Only Stores *	660	8,877
Aeropostale, Inc. *	2,598	112,935
AFC Enterprises, Inc. *	974	8,201
Airtran Holdings, Inc. * (a)	4,391	27,444
Alaska Air Group, Inc. *	9,766	261,631
Allegiant Travel Company *	467	17,788
Ambassadors Group, Inc.	652	10,204
American Apparel, Inc. *	1,253	4,398
American Axle & Manufacturing Holdings, Inc. (a)	1,180	8,354
Amerigon, Inc. *	11,936	87,730
AnnTaylor Stores Corp. *	787	12,505
ArvinMeritor, Inc.	948	7,413
ATC Technology Corp. *	10,936	216,095
Bally Technologies, Inc. *	2,644	101,450
Beacon Roofing Supply, Inc. *	1,737	27,757
Big Lots, Inc. *	13,112	328,062
BJ's Restaurants, Inc. *	13,855	207,686
BJ's Wholesale Club, Inc. *	1,370	49,621
Brunswick Corp.	1,700	20,366
Buffalo Wild Wings, Inc. *	5,490	228,439
California Pizza Kitchen, Inc. *	881	13,761
Carter's, Inc. *	12,475	333,083
Casey's General Stores, Inc.	1,959	61,473
Cash America International, Inc.	11,442	345,091
CEC Entertainment, Inc. *	887	22,938
Central European Distribution Corp. *	8,810	288,616
Charlotte Russe Holding, Inc. *	809	14,158
Charming Shoppes, Inc. *	1,568	7,699
Chico's FAS, Inc. *	98,432	1,279,616
Children's Place Retail Stores, Inc. *	968	29,001
Chindex International, Inc. *	492	6,189
Choice Hotels International, Inc.	833	25,873
Cinemark Holdings, Inc.	448	4,641
Citi Trends, Inc. *	565	16,086
CKE Restaurants, Inc.	1,788	18,756
Coldwater Creek, Inc. *	2,288	18,762
Conn's, Inc. * (a)	4,535	51,200
Continental Airlines, Inc., Class B *	5,320	87,461
Cooper Tire & Rubber Company	10,330	181,601
Core-Mark Holding Company, Inc. *	133	3,804

The accompanying notes are an integral part of the financial statements.
344

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Crocs, Inc. *	3,229	$21,473
Dana Holding Corp. *	1,929	13,137
Deckers Outdoor Corp. *	505	42,849
Denny's Corp. *	3,703	9,850
Dick's Sporting Goods, Inc. *	3,360	75,264
DineEquity, Inc. *	378	9,356
Dorman Products, Inc. *	243	3,650
DSW, Inc., Class A *	202	3,226
DTS, Inc. *	670	18,345
FGX International Holdings, Ltd. *	554	7,728
Finish Line, Inc.	9,580	97,333
First Cash Financial Services, Inc. *	11,692	200,284
Foot Locker, Inc.	23,460	280,347
Force Protection, Inc. *	2,688	14,676
Fuel Systems Solutions, Inc. * (a)	496	17,851
Genesco, Inc. *	9,380	225,777
Gymboree Corp. *	5,370	259,801
Hanesbrands, Inc. *	3,650	78,110
Hawaiian Holdings, Inc. *	1,989	16,429
Herman Miller, Inc.	725	12,260
hhgregg, Inc. *	15,160	256,810
Hibbett Sports, Inc. *	8,341	152,056
Hot Topic, Inc. *	1,696	12,703
Houston Wire & Cable Company	646	7,138
Hovnanian Enterprises, Inc., Class A * (a)	1,331	5,111
Iconix Brand Group, Inc. *	19,678	245,385
Interval Leisure Group, Inc. *	1,520	18,970
Isle of Capri Casinos, Inc. *	18,563	218,858
J. Crew Group, Inc. *	1,928	69,061
Jack in the Box, Inc. *	2,200	45,078
Jos. A. Bank Clothiers, Inc. *	5,346	239,340
KB Home	1,088	18,072
Kohl's Corp. *	28,400	1,620,220
Krispy Kreme Doughnuts, Inc. *	1,129	4,031
K-Swiss, Inc., Class A	369	3,244
Life Time Fitness, Inc. * (a)	1,397	39,186
Lions Gate Entertainment Corp. *	4,464	27,498
Lululemon Athletica, Inc. *	1,488	33,852
Lumber Liquidators, Inc. *	517	11,214
M/I Homes, Inc. *	344	4,675
Maidenform Brands, Inc. *	15,188	243,919
Marine Products Corp.	150	830
Meritage Homes Corp. *	402	8,161
Mobile Mini, Inc. *	1,367	23,731
Modine Manufacturing Company	429	3,977
Monarch Casino & Resort, Inc. *	247	2,658
Morgans Hotel Group Company *	1,041	5,642
MWI Veterinary Supply, Inc. *	444	17,738
National Cinemedia, Inc.	1,623	27,542
National Presto Industries, Inc.	185	16,004
Navistar International Corp. *	13,400	501,428
New York & Company, Inc. *	1,065	5,453
O'Charley's, Inc. *	11,793	110,500
Office Depot, Inc. *	6,881	45,552
OfficeMax, Inc. *	1,470	18,493
P.F. Chang's China Bistro, Inc. *	5,902	200,491

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Pacific Sunwear of California, Inc. *	1,680	$8,652
Panera Bread Company, Class A *	1,145	62,975
Pantry, Inc. *	13,930	218,422
Papa John's International, Inc. *	862	21,179
Penn National Gaming, Inc. *	9,830	271,898
Phillips-Van Heusen Corp.	1,987	85,024
Pier 1 Imports, Inc. *	1,756	6,796
Pinnacle Entertainment, Inc. *	810	8,254
Polaris Industries, Inc.	1,194	48,691
Pool Corp.	1,864	41,418
PriceSmart, Inc.	291	5,456
Red Robin Gourmet Burgers, Inc. *	7,721	157,663
Retail Ventures, Inc. *	1,149	6,055
Rite Aid Corp. *	11,949	19,596
Ryland Group, Inc.	581	12,242
Saks, Inc. * (a)	3,270	22,301
Sally Beauty Holdings, Inc. *	3,157	22,446
ScanSource, Inc. *	1,022	28,943
Scientific Games Corp., Class A *	2,672	42,298
Shoe Carnival, Inc. *	4,547	70,115
Shuffle Master, Inc. *	2,067	19,471
Skechers U.S.A., Inc., Class A *	459	7,867
Sonic Corp. *	2,223	24,586
Steven Madden, Ltd. *	5,223	192,259
Susser Holdings Corp. *	117	1,471
Systemax, Inc. *	287	3,481
Talbots, Inc.	636	5,870
Tenneco, Inc. *	1,821	23,746
Texas Roadhouse, Inc., Class A *	1,991	21,144
The Buckle, Inc. (a)	6,773	231,230
The Cheesecake Factory, Inc. *	2,200	40,744
The Dress Barn, Inc. * (a)	14,796	265,292
The Steak & Shake Company * (a)	480	5,650
The Toro Company	1,380	54,883
The Wet Seal, Inc., Class A *	3,550	13,419
Thor Industries, Inc.	486	15,042
Titan Machinery, Inc. *	521	6,523
TiVo, Inc. *	4,026	41,709
Town Sports International Holdings, Inc. *	565	1,418
Tractor Supply Company *	25,945	1,256,257
True Religion Apparel, Inc. *	928	24,063
TRW Automotive Holdings Corp. *	2,670	44,723
Tween Brands, Inc. *	488	4,094
UAL Corp. * (a)	5,547	51,143
Ulta Salon, Cosmetics & Fragrance, Inc. *	6,664	110,023
Under Armour, Inc., Class A * (a)	1,286	35,789
Unifirst Corp.	3,434	152,641
Universal Electronics, Inc. *	525	10,721
US Airways Group, Inc. * (a)	5,088	23,914
Vail Resorts, Inc. *	491	16,468
Volcom, Inc. *	658	10,844
Warnaco Group, Inc. *	6,919	303,467
Watsco, Inc.	28,100	1,514,871
WMS Industries, Inc. *	1,884	83,951
World Fuel Services Corp. (a)	539	25,910

The accompanying notes are an integral part of the financial statements.
345

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Cyclical (continued)
Zumiez, Inc. *	815	$13,374

		16,047,614
Consumer, Non-cyclical - 22.05%
1-800-Flowers.com, Inc., Class A *	1,050	3,623
Aaron, Inc., Class B	9,595	253,308
Abaxis, Inc. *	844	22,577
Abiomed, Inc. *	1,202	11,671
Accuray, Inc. *	1,751	11,381
Acorda Therapeutics, Inc. *	1,465	34,105
Administaff, Inc.	883	23,196
Affymax, Inc. *	509	12,160
Affymetrix, Inc. *	2,724	23,917
Air Methods Corp. *	423	13,777
Akorn, Inc. *	2,284	3,129
Albany Molecular Research, Inc. *	11,662	100,993
Alexion Pharmaceuticals, Inc. *	6,107	272,006
Align Technology, Inc. *	2,170	30,857
Alkermes, Inc. *	3,643	33,479
Alliance Imaging, Inc. *	1,006	5,694
Alliance One International, Inc. *	3,257	14,591
Allos Therapeutics, Inc. *	1,567	11,361
Almost Family, Inc. *	288	8,568
Alnylam Pharmaceuticals, Inc. * (a)	14,125	320,355
AMAG Pharmaceuticals, Inc. *	230	10,046
Amedisys, Inc. * (a)	1,054	45,986
American Dairy, Inc. *	338	9,576
American Italian Pasta Company, Class A *	804	21,853
American Medical Systems Holdings, Inc. *	23,595	399,227
American Oriental Bioengineering, Inc. * (a)	1,569	7,625
American Public Education, Inc. *	6,027	209,378
Amicus Therapeutics, Inc. * (a)	267	2,336
AMN Healthcare Services, Inc. *	817	7,770
Arbitron, Inc.	1,020	21,175
Arden Group, Inc.	50	5,975
Arena Pharmaceuticals, Inc. * (a)	2,320	10,370
Arqule, Inc. *	825	3,745
Array BioPharma, Inc. *	1,761	4,191
Athenahealth, Inc. *	839	32,192
Atrion Corp.	982	141,801
ATS Medical, Inc. *	1,820	4,878
Auxilium Pharmaceuticals, Inc. *	1,645	56,275
Avis Budget Group, Inc. *	2,550	34,068
Bare Escentuals, Inc. *	2,480	29,487
Bio Reference Labs, Inc. *	452	15,549
BioMarin Pharmaceutical, Inc. *	3,853	69,662
Bio-Rad Laboratories, Inc., Class A *	728	66,889
Blue Nile, Inc. *	559	34,725
Boston Beer Company, Inc. *	372	13,794
Brookdale Senior Living, Inc.	1,007	18,257
Bruker BioSciences Corp. *	35,155	375,104
C.R. Bard, Inc.	10,400	817,544
Cadence Pharmaceuticals, Inc. *	631	6,979
Calavo Growers, Inc.	10,766	204,339
Cal-Maine Foods, Inc. (a)	177	4,738
Cantel Medical Corp. *	550	8,283
Capella Education Company * (a)	4,617	310,909

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Caraco Pharmaceutical Labs *	423	$2,153
CardioNet, Inc. *	21,112	141,873
Cardtronics, Inc. *	312	2,440
Career Education Corp. *	10,554	257,307
Catalyst Health Solutions, Inc. *	1,435	41,830
CBIZ, Inc. *	25,102	187,261
Celera Corp. *	3,166	19,724
Centene Corp. *	11,540	218,568
Cenveo, Inc. *	1,919	13,279
Cepheid, Inc. *	2,233	29,520
Chattem, Inc. *	4,618	306,681
Chemed Corp.	870	38,184
ChinaCast Education Corp. *	23,679	172,146
Chiquita Brands International, Inc. * (a)	8,477	136,988
Clarient, Inc. *	1,191	5,014
Clinical Data, Inc. *	320	5,334
Coca-Cola Bottling Company Consolidated	116	5,618
Coinstar, Inc. *	1,163	38,356
Conceptus, Inc. *	1,176	21,803
Consolidated Graphics, Inc. *	11,810	294,660
Convergys Corp. *	25,120	249,693
Corinthian Colleges, Inc. *	3,185	59,114
Cornell Corrections, Inc. *	552	12,387
CorVel Corp. *	324	9,202
CoStar Group, Inc. *	728	30,008
CRA International, Inc. *	9,687	264,358
Cryolife, Inc. *	1,052	8,384
Cubist Pharmaceuticals, Inc. *	13,233	267,307
Cyberonics, Inc. *	1,053	16,785
Cypress Biosciences, Inc. *	1,467	11,985
Dendreon Corp. *	2,150	60,178
DexCom, Inc. *	1,504	11,927
Diamond Foods, Inc.	8,025	254,553
Dollar Financial Corp. *	928	14,867
Durect Corp. *	2,902	7,748
DynCorp International, Inc. *	17,199	309,582
Emergency Medical Services Corp., Class A *	4,209	195,718
Emergent Biosolutions, Inc. *	11,983	211,620
Emeritus Corp. *	830	18,218
Enzo Biochem, Inc. *	463	3,278
Enzon Pharmaceuticals, Inc. *	1,692	13,959
Euronet Worldwide, Inc. *	1,752	42,101
EV3, Inc. *	14,648	180,317
Exactech, Inc. *	325	5,115
Exelixis, Inc. *	4,102	26,171
Exlservice Holdings, Inc. *	568	8,440
Exponent, Inc. *	525	14,789
Facet Biotech Corp. *	940	16,253
Flowers Foods, Inc.	10,735	282,223
Forrester Research, Inc. *	615	16,384
Fossil, Inc. *	1,797	51,125
FTI Consulting, Inc. *	4,783	203,804
Gaiam, Inc., Class A *	611	4,265
Gartner Group, Inc., Class A *	2,363	43,172
Genomic Health, Inc. *	550	12,023
Genoptix, Inc. *	7,667	266,658

The accompanying notes are an integral part of the financial statements.
346

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Genpact, Ltd. *	2,898	$35,645
Gentiva Health Services, Inc. *	689	17,232
Geron Corp. * (a)	2,231	14,635
Global Cash Access, Inc. *	26,598	194,431
Grand Canyon Education, Inc. *	11,594	206,721
Green Mountain Coffee Roasters, Inc. * (a)	1,317	97,247
GTx, Inc. *	644	8,243
Haemonetics Corp. *	5,698	319,772
Halozyme Therapeutics, Inc. *	3,272	23,264
Hanger Orthopedic Group, Inc. *	1,201	16,658
Hansen Medical, Inc. *	1,164	4,074
Healthcare Services Group, Inc.	1,585	29,101
Healthsouth Corp. *	3,403	53,223
Healthways, Inc. *	1,298	19,885
Heartland Payment Systems, Inc.	866	12,566
Heckmann Corp. *	20,984	96,107
Heidrick & Struggles International, Inc.	654	15,212
Helen of Troy, Ltd. *	11,002	213,769
Herbalife, Ltd.	1,542	50,485
Hill International, Inc. *	924	6,560
HMS Holdings Corp. *	997	38,115
Human Genome Sciences, Inc. *	6,138	115,517
Huron Consulting Group, Inc. *	747	19,295
ICF International, Inc. *	351	10,642
ICU Medical, Inc. *	6,823	251,496
Idenix Pharmaceuticals, Inc. *	579	1,789
Illumina, Inc. * (a)	31,800	1,351,500
Immucor, Inc. *	2,715	48,055
Immunogen, Inc. *	1,028	8,337
Incyte Corp. * (a)	3,376	22,788
Informatica Corp. *	3,358	75,824
Inspire Pharmaceuticals, Inc. *	2,585	13,494
Insulet Corp. * (a)	710	7,973
Integra LifeSciences Holdings Corp. *	821	28,037
Intermune, Inc. *	1,509	24,038
Internet Brands, Inc., Class A *	886	7,070
IPC The Hospitalist Company *	527	16,574
IRIS International, Inc. *	691	7,808
Isis Pharmaceuticals, Inc. *	21,373	311,405
Jarden Corp.	12,780	358,735
K12, Inc. * (a)	669	11,025
Kendle International, Inc. *	360	6,019
Kenexa Corp. *	781	10,528
Kensey Nash Corp. *	197	5,703
Kforce, Inc. *	22,043	264,957
Korn/Ferry International *	862	12,577
K-V Pharmaceutical Company, Class A *	869	2,668
Lance, Inc.	347	8,960
Landauer, Inc.	128	7,037
Lexicon Genetics, Inc. *	2,099	4,471
LHC Group, Inc. *	8,377	250,724
Life Sciences Research, Inc. *	244	1,942
Ligand Pharmaceuticals, Inc., Class B *	3,930	9,078
Lincoln Educational Services Corp. *	417	9,541
Live Nation, Inc. *	2,739	22,432
Luminex Corp. *	1,516	25,772

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
M & F Worldwide Corp. *	447	$9,047
Magellan Health Services, Inc. *	884	27,457
MAKO Surgical Corp. *	619	5,422
Mannkind Corp. * (a)	2,568	25,295
MAP Pharmaceuticals, Inc. *	517	5,408
Martek Biosciences Corp. *	1,278	28,870
Masimo Corp. *	1,884	49,361
Maxygen, Inc. *	1,097	7,339
Medicines Company *	2,032	22,372
Medicis Pharmaceutical Corp., Class A	2,268	48,422
Medivation, Inc. *	700	18,998
Meridian Bioscience, Inc.	1,561	39,041
Merit Medical Systems, Inc. *	1,022	17,711
Micromet, Inc. *	1,668	11,109
Momenta Pharmaceuticals, Inc. *	762	8,085
Monro Muffler Brake, Inc.	10,609	337,260
Morningstar, Inc. *	736	35,740
Myriad Pharmaceuticals, Inc. *	934	5,473
Nabi Biopharmaceuticals *	1,328	4,768
National Beverage Corp. *	226	2,601
National Healthcare Corp.	263	9,807
Natus Medical, Inc. *	1,078	16,634
Navigant Consulting Company *	1,928	26,028
NBTY, Inc. *	2,146	84,939
Nektar Therapeutics *	3,567	34,743
Neogen Corp. *	541	17,469
Net 1 UEPS Technologies, Inc. *	11,040	231,398
Neurocrine Biosciences, Inc. *	989	3,016
NPS Pharmaceuticals, Inc. *	1,864	7,493
NutriSystem, Inc. (a)	1,065	16,252
Nuvasive, Inc. * (a)	1,405	58,673
Oculus Innovative Sciences, Inc. * (a)	16,130	39,196
Odyssey Marine Exploration, Inc. *	685	1,274
Onyx Pharmaceuticals, Inc. *	2,355	70,579
Opko Health, Inc. *	1,659	3,783
OraSure Technologies, Inc. *	1,173	3,402
Orexigen Therapeutics, Inc. *	685	6,747
Orthofix International NV *	593	17,428
Orthovita, Inc. *	2,639	11,585
OSI Pharmaceuticals, Inc. * (a)	2,234	78,860
Osiris Therapeutics, Inc. * (a)	626	4,169
Overstock.com, Inc. *	615	9,022
Pain Therapeutics, Inc. *	1,407	7,119
Palomar Medical Technologies, Inc. *	661	10,715
Par Pharmaceutical Companies, Inc. *	1,340	28,823
Parexel International Corp. *	2,217	30,129
PDL BioPharma, Inc.	2,993	23,585
Peets Coffee & Tea, Inc. *	497	14,030
PetMed Express, Inc.	899	16,946
Pharmasset, Inc. *	813	17,187
PharMerica Corp. *	1,175	21,820
POZEN, Inc. *	937	6,896
Pre-Paid Legal Services, Inc. *	275	13,970
Progenics Pharmaceuticals, Inc. *	1,198	6,278
PSS World Medical, Inc. *	2,288	49,947
Psychiatric Solutions, Inc. *	6,185	165,511

The accompanying notes are an integral part of the financial statements.
347

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
Questcor Pharmaceuticals, Inc. *	2,234	$12,332
Quidel Corp. *	1,044	16,944
Regeneron Pharmaceuticals, Inc. *	2,400	46,320
Resources Connection, Inc. *	1,649	28,132
Revlon, Inc. *	664	3,227
Rigel Pharmaceuticals, Inc. *	939	7,700
Rollins, Inc.	1,732	32,648
RSC Holdings, Inc. *	996	7,241
Salix Pharmaceuticals, Ltd. *	1,857	39,480
Sangamo Biosciences, Inc. *	1,346	11,051
Savient Pharmaceuticals, Inc. *	1,523	23,150
Seattle Genetics, Inc. *	3,206	44,980
Sepracor, Inc. *	4,212	96,455
Sequenom, Inc. * (a)	2,238	7,229
Shutterfly, Inc. *	371	6,170
SIGA Technologies, Inc. *	736	5,807
Sirona Dental Systems, Inc. *	7,073	210,422
Smart Balance, Inc. *	2,293	14,079
Somanetics Corp. *	474	7,641
SonoSite, Inc. *	660	17,464
Spartan Motors, Inc.	1,188	6,106
Spartan Stores, Inc.	856	12,095
St. Jude Medical, Inc. *	19,800	772,398
Stamps.com, Inc. *	502	4,644
Standard Parking Corp. *	324	5,667
Star Scientific, Inc. * (a)	2,757	2,564
Steiner Leisure, Ltd. *	5,748	205,548
Stereotaxis, Inc. *	1,233	5,499
STERIS Corp.	11,087	337,599
Sucampo Pharmaceuticals, Inc. *	308	1,796
SuccessFactors, Inc. *	1,324	18,629
Sun Healthcare Group, Inc. *	599	5,175
SurModics, Inc. *	572	14,071
Symmetry Medical, Inc. *	1,380	14,311
Synovis Life Technologies, Inc. *	20,001	276,014
Team, Inc. *	689	11,679
Tejon Ranch Company *	492	12,635
TeleTech Holdings, Inc. *	1,463	24,959
Tenet Healthcare Corp. *	18,496	108,756
Tetra Tech, Inc. *	2,321	61,576
The Advisory Board Company *	6,897	173,391
The Cooper Companies, Inc.	30,500	906,765
The Ensign Group, Inc.	8,520	119,536
The Geo Group, Inc. *	1,970	39,735
The Great Atlantic & Pacific Tea Company,
Inc. *	1,336	11,904
The Hackett Group, Inc. *	48,450	140,505
Theravance, Inc. * (a)	1,848	27,055
Thoratec Corp. *	2,176	65,868
TNS, Inc. *	631	17,289
TomoTherapy, Inc. *	1,384	5,993
Tootsie Roll Industries, Inc. (a)	549	13,055
TreeHouse Foods, Inc. *	426	15,195
TrueBlue, Inc. *	19,037	267,851
United Natural Foods, Inc. *	1,572	37,602
United Rentals, Inc. *	744	7,663

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Consumer, Non-cyclical (continued)
United Therapeutics Corp. * (a)	26,594	$1,302,840
Universal Technical Institute, Inc. *	773	15,228
US Physical Therapy, Inc. *	13,146	198,110
USANA Health Sciences, Inc. *	237	8,084
Valeant Pharmaceuticals International *	3,009	84,433
VCA Antech, Inc. *	34,365	924,075
Viad Corp.	403	8,024
ViroPharma, Inc. *	1,044	10,043
Virtual Radiologic Corp. *	281	3,661
VistaPrint NV * (a)	1,548	78,561
Vital Images, Inc. *	526	6,586
Vivus, Inc. *	40,856	426,945
Volcano Corp. *	1,676	28,190
Watson Wyatt Worldwide, Inc., Class A	1,643	71,569
WellCare Health Plans, Inc. *	1,058	26,080
West Pharmaceutical Services, Inc.	1,262	51,250
Winn-Dixie Stores, Inc. *	1,365	17,909
Wright Express Corp. *	1,404	41,432
Wright Medical Group, Inc. *	1,466	26,183
XenoPort, Inc. *	1,034	21,952
XOMA, Ltd. *	5,522	4,473
Zoll Medical Corp. *	813	17,496
Zymogenetics, Inc. *	1,487	8,981

		23,811,617
Energy - 7.70%
Alon USA Energy, Inc.	368	3,654
Approach Resources, Inc. *	489	4,440
Arena Resources, Inc. *	37,673	1,337,392
Atlas America, Inc.	1,440	38,981
ATP Oil & Gas Corp. * (a)	1,467	26,245
Atwood Oceanics, Inc. *	2,226	78,511
Bill Barrett Corp. *	7,858	257,664
BPZ Energy, Inc. *	2,746	20,650
Brigham Exploration Company *	3,032	27,531
Cabot Oil & Gas Corp.	29,200	1,043,900
Cal Dive International, Inc. *	13,648	134,979
Cano Petroleum, Inc. *	69,900	88,773
Carbo Ceramics, Inc.	495	25,517
Carrizo Oil & Gas, Inc. *	1,076	26,351
Cheniere Energy, Inc. *	2,059	6,033
Clayton Williams Energy, Inc. *	310	9,337
Clean Energy Fuels Corp. * (a)	1,239	17,854
Comstock Resources, Inc. *	7,834	313,987
Comverge, Inc. *	648	7,912
Concho Resources, Inc. *	2,468	89,638
Contango Oil & Gas Company *	488	24,917
Core Laboratories N.V.	3,429	353,496
Dawson Geophysical Company *	199	5,449
Delek US Holdings, Inc.	343	2,940
Delta Petroleum Corp. *	3,245	5,679
Dril-Quip, Inc. *	33,003	1,638,269
Endeavour International Corp. *	4,279	5,178
Evergreen Solar, Inc. * (a)	7,394	14,196
EXCO Resources, Inc. *	16,326	305,133
Exterran Holdings, Inc. * (a)	1,486	35,278
Fuelcell Energy, Inc. *	2,394	10,222

The accompanying notes are an integral part of the financial statements.
348

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Global Industries, Ltd. *	1,984	$18,848
GMX Resources, Inc. *	825	12,961
Goodrich Petroleum Corp. *	330	8,517
GT Solar International, Inc. * (a)	1,405	8,163
Gulfport Energy Corp. *	1,069	9,343
Hercules Offshore, Inc. * (a)	42,119	206,804
Holly Corp.	1,067	27,337
Hornbeck Offshore Services, Inc. *	7,931	218,578
International Coal Group, Inc. *	1,794	7,230
Key Energy Services, Inc. *	24,284	211,271
Lufkin Industries, Inc.	200	10,636
Matrix Service Company *	1,008	10,957
McMoran Exploration Company * (a)	2,947	22,250
NATCO Group, Inc. *	768	34,007
Natural Gas Services Group, Inc. *	10,528	185,503
North American Energy Partners, Inc. *	31,290	187,740
Northern Oil And Gas, Inc. *	872	7,325
Oil States International, Inc. *	7,409	260,278
Patriot Coal Corp. * (a)	3,298	38,784
Penn Virginia Corp.	11,230	257,279
Pioneer Drilling Company *	1,936	14,210
Plug Power, Inc. *	2,126	1,871
Rex Energy Corp. *	935	7,807
Rosetta Resources, Inc. *	1,018	14,954
RPC, Inc.	1,138	11,926
SEACOR Holdings, Inc. *	259	21,142
St. Mary Land & Exploration Company	2,405	78,066
SulphCo, Inc. * (a)	1,326	1,817
Superior Energy Services, Inc. *	1,958	44,094
Superior Well Services, Inc. *	603	5,837
T-3 Energy Services, Inc. *	246	4,846
Tesco Corp. *	1,230	9,815
TETRA Technologies, Inc. *	1,450	14,051
Unit Corp. *	6,779	279,634
VAALCO Energy, Inc. *	802	3,689
Venoco, Inc. *	912	10,497
W&T Offshore, Inc.	473	5,539
Warren Resources, Inc. *	2,199	6,509
Western Refining, Inc. *	732	4,721
Whiting Petroleum Corp. *	686	39,500
Willbros Group, Inc. *	1,521	23,165

		8,307,607
Financial - 8.40%
Alexander's, Inc., REIT *	79	23,375
Ambac Financial Group, Inc. * (a)	11,074	18,604
AmeriCredit Corp. *	3,327	52,533
Amtrust Financial Services, Inc.	514	5,865
Annaly Capital Management, Inc., REIT	72,400	1,313,336
Ashford Hospitality Trust, Inc., REIT *	3,312	11,459
Asset Acceptance Capital Corp. *	391	2,835
Bank of the Ozarks, Inc.	265	7,030
Beneficial Mutual Bancorp, Inc. *	1,265	11,549
Cardinal Financial Corp.	1,036	8,526
Cass Information Systems, Inc.	253	7,555
Citizens, Inc., Class A *	1,616	10,245
Cohen & Steers, Inc.	425	10,200

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
CompuCredit Holdings Corp. * (a)	664	$3,127
Consolidated Tomoka Land Company	75	2,872
Crawford & Company, Class B *	534	2,355
Crawford & Company *	287	933
Credit Acceptance Corp. *	416	13,391
Danvers Bancorp, Inc.	603	8,195
Duff & Phelps Corp.	750	14,370
DuPont Fabros Technology, Inc., REIT *	1,015	13,530
E*TRADE Financial Corp. * (a)	40,479	70,838
eHealth, Inc. *	810	11,761
Encore Capital Group, Inc. *	14,438	194,191
Equity Lifestyle Properties, Inc., REIT	1,095	46,855
Evercore Partners, Inc.	353	10,315
Everest Re Group, Ltd.	12,400	1,087,480
EZCORP, Inc., Class A *	1,407	19,220
FBR Capital Markets Corp. *	1,127	6,683
FCStone Group, Inc. *	522	2,516
Federal National Mortgage Association * (a)	42,692	64,892
First Citizens Bancshares, Inc.	1,455	231,490
First Financial Bankshares, Inc.	224	11,079
First Financial Corp.	193	5,914
Forest City Enterprises, Inc., Class A	2,836	37,917
GAMCO Investors, Inc., Class A	131	5,987
Glacier Bancorp, Inc.	1,185	17,704
Great Southern Bancorp, Inc. (a)	171	4,054
Greenlight Capital Re, Ltd., Class A *	809	15,209
Hancock Holding Company	460	17,282
Hanmi Financial Corp. *	506	830
Hilltop Holdings, Inc. *	609	7,466
Home Bancshares, Inc.	536	11,749
Infinity Property & Casualty Corp.	4,945	210,064
Interactive Brokers Group, Inc. *	1,562	31,037
Investment Technology Group, Inc. *	1,672	46,682
Investors Bancorp, Inc. *	2,004	21,262
Jones Lang LaSalle, Inc.	557	26,385
KBW, Inc. *	786	25,325
Knight Capital Group, Inc. *	15,153	329,578
Life Partners Holdings, Inc. (a)	292	5,227
MarketAxess Holdings, Inc. *	11,991	144,492
Meridian Interstate Bancorp, Inc. *	407	3,459
MGIC Investment Corp. *	1,687	12,501
Navigators Group, Inc. *	555	30,525
NewAlliance Bancshares, Inc.	1,296	13,867
NewStar Financial, Inc. *	401	1,319
optionsXpress Holdings, Inc.	1,672	28,892
Oritani Financial Corp.	430	5,865
Park National Corp.	151	8,809
PICO Holdings, Inc. *	759	25,313
Pinnacle Financial Partners, Inc. *	1,163	14,782
Portfolio Recovery Associates, Inc. *	591	26,790
PrivateBancorp, Inc.	1,571	38,427
Provident Financial Services, Inc.	7,270	74,808
PS Business Parks, Inc., REIT	258	13,241
Radian Group, Inc.	1,117	11,818
Raymond James Financial, Inc. (a)	51,300	1,194,264
Riskmetrics Group, Inc. *	1,188	17,369

The accompanying notes are an integral part of the financial statements.
349

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
RLI Corp.	708	$37,368
Rockville Financial, Inc.	173	1,860
Roma Financial Corp.	153	1,902
S.Y. Bancorp, Inc.	158	3,648
Saul Centers, Inc., REIT	184	5,906
SEI Investments Company	49,500	974,160
Signature Bank *	1,532	44,428
Sterling Financial Corp. *	1,026	2,052
Stifel Financial Corp. *	6,130	336,537
Suffolk Bancorp	370	10,956
SVB Financial Group *	1,271	54,996
Tanger Factory Outlet Centers, Inc., REIT	767	28,640
Taubman Centers, Inc., REIT	2,047	73,856
Texas Capital Bancshares, Inc. *	8,906	149,977
Tower Group, Inc.	11,533	281,290
Tradestation Group, Inc. *	475	3,871
UMB Financial Corp.	588	23,779
United Community Banks, Inc. * (a)	26,026	130,132
Universal Insurance Holdings, Inc.	353	1,776
ViewPoint Financial Group	441	6,192
Waddell & Reed Financial, Inc., Class A	7,780	221,341
Westwood Holdings Group, Inc.	221	7,669
Willis Group Holdings, Ltd.	30,600	863,532
World Acceptance Corp. *	560	14,118

		9,065,404
Government - 0.04%
Federal Home Loan Mortgage Corp. * (a)	24,981	44,966
Industrial - 15.76%
A.O. Smith Corp.	24,400	929,640
Aaon, Inc.	496	9,960
AAR Corp. *	969	21,260
Actuant Corp., Class A	2,554	41,017
Acuity Brands, Inc.	1,577	50,795
Advanced Energy Industries, Inc. *	658	9,370
Aerovironment, Inc. *	575	16,152
AMERCO, Inc. *	175	8,025
American Commercial Lines, Inc. *	366	10,658
American Ecology Corp.	670	12,529
American Science & Engineering, Inc.	4,231	287,877
American Superconductor Corp. * (a)	1,589	53,295
Ampco-Pittsburgh Corp.	170	4,520
Applied Industrial Technologies, Inc.	1,466	31,021
AptarGroup, Inc.	4,164	155,567
Argan, Inc. *	238	3,199
Arkansas Best Corp.	8,643	258,771
Astec Industries, Inc. *	738	18,797
AZZ, Inc. *	468	18,800
Badger Meter, Inc.	542	20,970
BE Aerospace, Inc. *	2,404	48,417
Bel Fuse, Inc., Class A	24	428
Bel Fuse, Inc., Class B	216	4,110
Blount International, Inc. *	557	5,275
Brinks Company	583	15,689
Brink's Home Security Holdings, Inc. *	1,764	54,314
Builders FirstSource, Inc. *	355	1,548

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Bway Holding Company *	431	$7,978
Calgon Carbon Corp. *	2,004	29,719
Capstone Turbine Corp. * (a)	137,242	181,159
Celadon Group, Inc. *	27,277	308,503
Ceradyne, Inc. *	338	6,196
Chicago Bridge & Iron Company N.V.	69,100	1,290,788
China Architectural Engineering, Inc. *	825	1,378
Clarcor, Inc.	1,962	61,528
Clean Harbors, Inc. *	908	51,084
Coherent, Inc. *	940	21,921
Columbus McKinnon Corp. *	2,452	37,148
Comfort Systems USA, Inc.	1,491	17,281
Crown Holdings, Inc. *	71,100	1,933,920
Cubic Corp.	618	24,392
Cymer, Inc. *	14,643	569,027
Daktronics, Inc.	1,332	11,415
Darling International, Inc. *	3,169	23,292
Dionex Corp. *	681	44,245
Drew Industries, Inc. *	281	6,095
Dycom Industries, Inc. *	1,503	18,487
Dynamic Materials Corp.	499	9,960
Eagle Materials, Inc.	1,597	45,642
Electro Scientific Industries, Inc. *	373	4,994
EMCOR Group, Inc. *	1,268	32,106
Ener1, Inc. *	1,750	12,110
Energy Conversion Devices, Inc. * (a)	1,763	20,416
Energy Recovery, Inc. *	1,279	7,444
EnergySolutions, Inc.	24,542	226,277
Enersys *	10,415	230,380
ESCO Technologies, Inc. *	1,010	39,794
Esterline Technologies Corp. *	400	15,684
Excel Maritime Carriers, Ltd. (a)	0	0
FARO Technologies, Inc. *	613	10,531
FEI Company *	1,441	35,521
Forward Air Corp.	1,115	25,812
Fuel Tech, Inc. *	661	7,403
Fushi Copperweld, Inc. *	385	3,257
Gardner Denver, Inc. *	2,001	69,795
Genco Shipping & Trading, Ltd.	8,747	181,763
GenCorp, Inc. *	1,838	9,852
General Cable Corp. *	9,158	358,536
Genesee & Wyoming, Inc., Class A *	1,453	44,055
GenTek, Inc. *	390	14,836
Gentex Corp.	5,306	75,080
Gorman-Rupp Company (a)	579	14,423
Graco, Inc.	2,308	64,324
GrafTech International, Ltd. *	20,022	294,323
Greatbatch, Inc. *	10,730	241,103
Greif, Inc., Class A	938	51,637
Griffon Corp. *	735	7,401
GulfMark Offshore, Inc. *	519	16,992
Harbin Electric, Inc. *	15,430	260,458
Haynes International, Inc. *	306	9,737
Heartland Express, Inc.	2,272	32,717
HEICO Corp., Class A	544	18,447
HEICO Corp.	220	9,539

The accompanying notes are an integral part of the financial statements.
350

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Hexcel Corp. *	3,720	$42,557
Hub Group, Inc., Class A *	34,100	779,185
ICx Technologies, Inc. *	470	2,782
IDEX Corp.	3,110	86,924
II-VI, Inc. *	9,754	248,142
Integrated Electrical Services, Inc. *	10,144	81,659
Intermec, Inc. *	1,912	26,959
iRobot Corp. *	721	8,875
Itron, Inc. *	1,523	97,685
John Bean Technologies Corp.	1,061	19,278
Kaman Corp., Class A	351	7,715
Kansas City Southern * (a)	12,220	323,708
Kirby Corp. *	1,969	72,499
Knight Transportation, Inc.	2,401	40,289
K-Tron International, Inc. *	98	9,331
L.B. Foster Company *	391	11,957
Landstar Systems, Inc.	1,978	75,283
Lindsay Corp.	451	17,760
LSB Industries, Inc. *	610	9,498
Marten Transport, Ltd. *	3,105	52,971
Matthews International Corp., Class A	1,173	41,501
McDermott International, Inc. *	51,300	1,296,351
Michael Baker Corp. *	307	11,156
Middleby Corp. *	643	35,371
Mine Safety Appliances Company	1,316	36,203
Mueller Industries, Inc.	716	17,091
Multi-Fineline Electronix, Inc. *	384	11,025
MYR Group, Inc. *	722	15,227
National Instruments Corp.	2,247	62,085
Nordson Corp.	1,165	65,345
Northwest Pipe Company *	126	4,225
NVE Corp. *	2,415	128,381
Old Dominion Freight Lines, Inc. *	1,078	32,804
Orbital Sciences Corp., Class A *	2,174	32,545
Orion Energy Systems, Inc. *	579	1,812
Orion Marine Group, Inc. *	1,007	20,684
OSI Systems, Inc. *	603	11,029
OYO Geospace Corp. *	187	4,830
Pall Corp.	31,600	1,020,048
Patriot Transportation Holding, Inc. *	66	4,983
Plexus Corp. *	9,650	254,181
Polypore International, Inc. *	941	12,148
Powell Industries, Inc. *	331	12,707
Power-One, Inc. *	2,591	5,052
Raser Technologies, Inc. *	1,640	2,509
Raven Industries, Inc.	625	16,706
Robbins & Myers, Inc.	1,075	25,241
Rofin-Sinar Technologies, Inc. *	1,114	25,577
Rogers Corp. *	211	6,324
Saia, Inc. *	521	8,378
Silgan Holdings, Inc.	3,824	201,640
Simpson Manufacturing Company, Inc.	6,361	160,679
Smith & Wesson Holding Corp. *	1,828	9,560
Stanley, Inc. *	556	14,300
Sterling Construction Company, Inc. *	320	5,731
Sturm Ruger & Company, Inc.	734	9,498

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Sun Hydraulics, Inc.	172	$3,622
Taser International, Inc. *	2,266	10,695
Teledyne Technologies, Inc. *	5,003	180,058
Texas Industries, Inc.	908	38,127
TransDigm Group, Inc. *	1,489	74,167
Triumph Group, Inc.	228	10,942
Tyco Electronics, Ltd. *	4,600	102,488
Universal Display Corp. * (a)	1,262	15,068
USG Corp. *	1,338	22,987
UTI Worldwide, Inc.	3,663	53,040
Valence Technology, Inc. * (a)	2,415	4,347
Valmont Industries, Inc.	708	60,307
Varian, Inc. *	1,111	56,728
Vicor Corp. *	765	5,906
VSE Corp.	2,767	107,941
Wabtec Corp.	1,749	65,640
Waste Connections, Inc. *	40,996	1,183,145
Waste Services, Inc. *	1,178	5,442
Woodward Governor Company	2,353	57,084
Worthington Industries, Inc.	1,217	16,916
YRC Worldwide, Inc. * (a)	1,166	5,189
Zebra Technologies Corp., Class A *	2,289	59,354

		17,017,086
Investment Companies - 0.00%
Teton Advisors, Inc. * (k)	2	0
Technology - 9.86%
3D Systems Corp. *	374	3,452
3PAR, Inc. *	1,056	11,648
ACI Worldwide, Inc. *	1,350	20,425
Actel Corp. *	355	4,320
Actuate Corp. *	21,950	126,871
Advanced Analogic Technologies, Inc. *	39,464	156,672
Advent Software, Inc. *	632	25,438
Allscripts-Misys Healthcare Solutions, Inc. *	2,474	50,148
American Reprographics Company *	1,396	13,290
Amkor Technology, Inc. *	4,585	31,545
Anadigics, Inc. *	55,943	263,492
ANSYS, Inc. *	10,137	379,833
Applied Micro Circuits Corp. *	2,539	25,365
ArcSight, Inc. *	619	14,899
Atmel Corp. *	16,504	69,152
ATMI, Inc. *	785	14,248
Blackbaud, Inc.	1,689	39,185
Blackboard, Inc. *	1,159	43,787
BluePhoenix Solutions, Ltd. * (a)	41,813	158,471
Brooks Automation, Inc. *	1,629	12,592
Cabot Microelectronics Corp. *	586	20,428
CACI International, Inc., Class A *	6,595	311,746
Cavium Networks, Inc. * (a)	1,432	30,745
Cirrus Logic, Inc. *	2,389	13,283
Cogent, Inc. *	21,071	212,817
Cogo Group, Inc. *	694	4,247
Commvault Systems, Inc. *	1,524	31,623
Compellent Technologies, Inc. *	13,609	245,642
Compuware Corp. *	3,264	23,925

The accompanying notes are an integral part of the financial statements.
351

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Concur Technologies, Inc. *	1,589	$63,179
Conexant Systems, Inc. *	1,958	5,365
Cray, Inc. *	22,320	185,926
CSG Systems International, Inc. *	1,353	21,662
Cypress Semiconductor Corp. *	5,529	57,115
Deltek, Inc. *	621	4,775
DemandTec, Inc. *	985	8,698
Digi International, Inc. *	901	7,677
Diodes, Inc. *	1,276	23,083
DivX, Inc. *	1,079	5,891
Double-Take Software, Inc. *	649	6,613
Ebix, Inc. *	2,887	159,824
Echelon Corp. * (a)	776	9,987
Eclipsys Corp. *	2,165	41,784
Emcore Corp. * (a)	1,901	2,471
Entegris, Inc. *	2,214	10,959
Epicor Software Corp. *	2,003	12,759
EPIQ Systems, Inc. *	21,573	312,808
Fairchild Semiconductor International, Inc. *	1,670	17,084
Falconstor Software, Inc. *	1,376	6,839
FormFactor, Inc. *	1,902	45,496
Furmanite Corp. *	1,365	5,883
Hittite Microwave Corp. *	749	27,548
Innerworkings, Inc. *	1,051	5,192
Interactive Intelligence, Inc. *	491	9,383
International Rectifier Corp. *	1,798	35,043
IPG Photonics Corp. *	883	13,422
Isilon Systems, Inc. *	880	5,368
IXYS Corp. *	904	7,693
Jack Henry & Associates, Inc.	3,068	72,006
JDA Software Group, Inc. *	4,980	109,261
Kopin Corp. *	2,600	12,480
Kulicke & Soffa Industries, Inc. *	1,711	10,317
Lattice Semiconductor Corp. *	1,590	3,577
Limelight Networks, Inc. *	960	3,898
Manhattan Associates, Inc. *	888	17,938
ManTech International Corp. *	847	39,945
Maxwell Technologies, Inc. *	873	16,089
MedAssets, Inc. *	1,070	24,150
Micrel, Inc.	588	4,792
MICROS Systems, Inc. *	3,099	93,559
Microsemi Corp. *	3,128	49,391
MicroStrategy, Inc., Class A *	352	25,182
MKS Instruments, Inc. *	902	17,400
Monolithic Power Systems, Inc. *	1,109	26,006
Monotype Imaging Holdings, Inc. *	441	3,709
MSCI, Inc. *	3,858	114,274
MTS Systems Corp.	291	8,500
NCI, Inc. *	258	7,394
Netezza Corp. *	1,499	16,849
NETGEAR, Inc. *	861	15,799
Netlogic Microsystems, Inc. *	5,009	225,405
Netscout Systems, Inc. *	1,083	14,631
NetSuite, Inc. *	598	9,149
O2Micro International, Ltd., ADR *	52,937	277,919
Omnicell, Inc. *	1,156	12,878

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Omniture, Inc. *	2,645	$56,709
OmniVision Technologies, Inc. *	1,253	20,399
Open Text Corp. *	6,790	253,471
OpenTV Corp., Class A *	3,439	4,746
Opnet Technologies, Inc.	528	5,771
Palm, Inc. *	4,515	78,696
Parametric Technology Corp. *	4,466	61,720
Pegasystems, Inc.	8,988	310,356
Pericom Semiconductor Corp. *	975	9,565
Perot Systems Corp., Class A *	3,464	102,881
Phase Forward, Inc. *	17,682	248,255
PMC-Sierra, Inc. *	41,637	398,050
Progress Software Corp. *	769	17,418
PROS Holdings, Inc. *	708	5,961
QLogic Corp. *	2,977	51,204
Quality Systems, Inc. (a)	2,841	174,920
Quest Software, Inc. *	2,552	43,001
Radiant Systems, Inc. *	17,992	193,234
Rambus, Inc. *	1,912	33,269
Renaissance Learning, Inc.	172	1,710
Riverbed Technology, Inc. *	2,112	46,380
Rovi Corp. *	3,898	130,973
Rubicon Technology, Inc. *	463	6,871
Rudolph Technologies, Inc. *	745	5,513
Semtech Corp. *	2,352	40,008
Sigma Designs, Inc. * (a)	1,025	14,893
Silicon Graphics International Corp. *	1,176	7,891
Silicon Laboratories, Inc. *	1,636	75,845
Silicon Motion Technology Corp., ADR *	43,444	172,907
Silicon Storage Technology, Inc. *	1,118	2,706
Smith Micro Software, Inc. *	19,591	242,145
Solera Holdings, Inc.	13,936	433,549
SPSS, Inc. *	706	35,265
SRA International, Inc., Class A *	1,634	35,278
Standard Microsystems Corp. *	302	7,009
STEC, Inc. * (a)	1,431	42,057
Stratasys, Inc. *	740	12,698
Super Micro Computer, Inc. *	1,003	8,485
Supertex, Inc. *	422	12,660
Sybase, Inc. *	5,886	228,965
Sykes Enterprises, Inc. *	1,351	28,128
Synaptics, Inc. * (a)	1,322	33,314
Synchronoss Technologies, Inc. *	774	9,652
Syntel, Inc.	960	45,821
Taleo Corp. *	1,023	23,161
Teradyne, Inc. *	4,329	40,043
Tessera Technologies, Inc. *	9,714	270,923
Thomas & Betts Corp. *	2,035	61,213
Trident Microsystems, Inc. *	2,474	6,408
Triquint Semiconductor, Inc. *	40,189	310,259
Tyler Technologies, Inc. *	16,492	281,848
Ultimate Software Group, Inc. * (a)	6,062	174,101
Ultratech, Inc. *	864	11,431
Unisys Corp. *	14,252	38,053
Varian Semiconductor Equipment Associates,
Inc. *	2,819	92,576

The accompanying notes are an integral part of the financial statements.
352

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
VeriFone Holdings, Inc. *	2,930	$46,558
Verigy, Ltd. *	2,243	26,064
Volterra Semiconductor Corp. *	871	16,000
Western Digital Corp. *	15,300	558,909
Zoran Corp. *	19,193	221,103

		10,640,313
Utilities - 0.33%
Avista Corp.	10,080	203,818
Consolidated Water Company, Ltd.	532	8,687
EnerNOC, Inc. *	682	22,615
ITC Holdings Corp.	1,918	87,173
Ormat Technologies, Inc.	787	32,125
Pike Electric Corp. *	361	4,325

		358,743

TOTAL COMMON STOCKS (Cost $81,931,359)		$106,767,503

SECURITIES LENDING COLLATERAL - 8.00%
Securities Lending Collateral - 8.00%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	863,451	8,643,146

TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,643,023)		$8,643,146

REPURCHASE AGREEMENTS - 2.23%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$2,410,001 on 10/01/2009,
collateralized by $110,000 U.S.
Treasury Bills, 0.00% due
03/25/2010 (valued at $109,901,
including interest) and $2,270,000
Federal Home Loan Bank, 4.375%
due 09/17/2010 (valued at
$2,357,622, including interest)	$2,410,000	$2,410,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,410,000)		$2,410,000

Total Investments (Smaller Company Growth Trust)
(Cost $92,984,382) - 109.12%		$117,820,649
Other assets and liabilities, net - (9.12)%		(9,849,382)

TOTAL NET ASSETS - 100.00%		$107,971,267

Spectrum Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 12.09%
Basic Materials - 0.82%
Alcoa, Inc. (a)	54,800	$718,976
Ashland, Inc.	10,825	467,856
E.I. Du Pont de Nemours & Company	49,100	1,578,074
Eli Lilly & Company (a)	43,900	1,450,017

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Freeport-McMoRan Copper & Gold, Inc.,
Class B	3,625	$248,711
Huntsman Corp.	45,050	410,406
International Flavors & Fragrances, Inc.	38,400	1,456,512
International Paper Company	103,600	2,303,028
MeadWestvaco Corp.	49,100	1,095,421
Nucor Corp.	39,500	1,856,895
Weyerhaeuser Company	16,500	604,725

		12,190,621
Communications - 1.15%
AT&T, Inc.	135,065	3,648,106
Cablevision Systems Corp., Class A	53,600	1,273,000
CBS Corp., Class B	18,600	224,130
Cisco Systems, Inc. *	35,600	838,024
eBay, Inc. *	52,100	1,230,081
McGraw-Hill Companies, Inc.	63,100	1,586,334
Qwest Communications International, Inc. (a)	274,200	1,044,702
Sprint Nextel Corp. *	235,450	930,027
The New York Times Company, Class A	82,300	668,276
Time Warner, Inc.	88,166	2,537,417
Verizon Communications, Inc.	57,300	1,734,471
Vodafone Group PLC	386,100	866,571
WPP PLC, SADR	67,100	576,758

		17,157,897
Consumer, Cyclical - 1.20%
Bed Bath & Beyond, Inc. * (a)	60,521	2,271,959
D.R. Horton, Inc.	32,900	375,389
Genuine Parts Company	21,900	833,514
Harley-Davidson, Inc. (a)	38,400	883,200
Harman International Industries, Inc.	19,200	650,496
Home Depot, Inc. (a)	106,900	2,847,816
Lakes Gaming, Inc. *	23,275	78,204
Macy's, Inc.	38,400	702,336
Marriott International, Inc., Class A	48,114	1,327,465
Mattel, Inc.	66,900	1,234,974
MGM Mirage, Inc. * (a)	52,300	629,692
Southwest Airlines Company	104,200	1,000,320
Tiffany & Company (a)	28,500	1,098,105
Walt Disney Company	71,300	1,957,898
Whirlpool Corp. (a)	27,400	1,916,904

		17,808,272
Consumer, Non-cyclical - 1.42%
Amgen, Inc. *	19,700	1,186,531
Anheuser-Busch InBev NV	19,300	882,506
Avery Dennison Corp.	35,600	1,281,956
B&G Foods, Inc.	26,600	432,782
Bristol-Myers Squibb Company	65,800	1,481,816
Fortune Brands, Inc.	54,800	2,355,304
H & R Block, Inc.	18,600	341,868
Hershey Company	70,200	2,727,972
Johnson & Johnson	27,400	1,668,386
Kimberly-Clark Corp.	21,900	1,291,662
Kraft Foods, Inc., Class A	52,100	1,368,667
McCormick & Company, Inc.	21,900	743,286
Merck & Company, Inc. (a)	61,400	1,942,082

The accompanying notes are an integral part of the financial statements.
353

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Pfizer, Inc.	4,670	$77,288
WellPoint, Inc. *	18,100	857,216
Wyeth	49,500	2,404,710

		21,044,032
Energy - 1.94%
Anadarko Petroleum Corp.	32,900	2,063,817
BJ Services Company	30,100	584,843
BP PLC, SADR	41,100	2,187,753
Chevron Corp.	65,800	4,634,294
Complete Production Services, Inc. *	50,000	565,000
ConocoPhillips Company	16,300	736,108
CONSOL Energy, Inc.	15,400	694,694
Duke Energy Corp.	83,320	1,311,457
Entergy Corp.	18,700	1,493,382
Exxon Mobil Corp.	65,800	4,514,538
Murphy Oil Corp.	41,100	2,366,127
Royal Dutch Shell PLC, ADR	63,100	3,608,689
Schlumberger, Ltd.	35,600	2,121,760
Spectra Energy Corp.	41,100	778,434
Sunoco, Inc.	31,900	907,555
Williams Companies, Inc.	12,330	220,337

		28,788,788
Financial - 2.65%
Allied Irish Banks PLC *	80,977	387,995
American Express Company	104,200	3,532,380
Bank of America Corp.	316,761	5,359,596
Bank of New York Mellon Corp.	76,800	2,226,432
Capital One Financial Corp.	37,300	1,332,729
Chubb Corp.	16,500	831,765
Federal National Mortgage Association * (a)	44,683	67,918
Goldman Sachs Group, Inc.	8,800	1,622,280
JPMorgan Chase & Company	161,300	7,068,166
KeyCorp	105,900	688,350
Legg Mason, Inc. (a)	21,400	664,042
Lincoln National Corp.	55,900	1,448,369
Marsh & McLennan Companies, Inc.	87,700	2,168,821
Marshall & Ilsley Corp.	46,300	373,641
NYSE Euronext	19,100	551,799
Progressive Corp. * (a)	49,400	819,052
SLM Corp. *	105,300	918,216
SunTrust Banks, Inc.	60,300	1,359,765
The Travelers Companies, Inc.	19,200	945,216
U.S. Bancorp	126,100	2,756,546
UBS AG - Swiss Exchange *	57,312	1,050,435
Weingarten Realty Investors, REIT	1,265	25,199
Wells Fargo & Company	109,700	3,091,346

		39,290,058
Industrial - 1.63%
3M Company	41,100	3,033,180
Black & Decker Corp.	15,100	698,979
Boeing Company (a)	35,600	1,927,740
Cooper Industries PLC *	30,100	1,130,857
Deere & Company	38,400	1,648,128
Eaton Corp.	11,000	622,490
General Cable Corp. *	6,850	268,178

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
General Electric Company	290,600	$4,771,652
Honeywell International, Inc.	35,600	1,322,540
Illinois Tool Works, Inc.	54,800	2,340,508
Lockheed Martin Corp.	10,500	819,840
Masco Corp. (a)	93,900	1,213,188
Pall Corp.	9,300	300,204
United Parcel Service, Inc., Class B (a)	32,900	1,857,863
USG Corp. * (a)	36,200	621,916
Vulcan Materials Company (a)	29,100	1,573,437

		24,150,700
Technology - 0.65%
Accenture PLC *	12,400	462,148
Analog Devices, Inc.	57,600	1,588,608
Applied Materials, Inc.	46,600	624,440
Computer Sciences Corp. *	32,900	1,734,159
Dell, Inc. *	78,300	1,194,858
Electronic Arts, Inc. *	20,500	390,525
Intel Corp.	54,600	1,068,522
Microsoft Corp.	101,500	2,627,835

		9,691,095
Utilities - 0.63%
CenterPoint Energy, Inc.	26,100	324,423
Constellation Energy Group, Inc.	27,400	886,938
FirstEnergy Corp.	16,500	754,380
NiSource, Inc.	119,200	1,655,688
NRG Energy, Inc. *	15,600	439,764
PG&E Corp.	27,400	1,109,426
Pinnacle West Capital Corp.	27,400	899,268
Progress Energy, Inc.	37,450	1,462,797
Teco Energy, Inc. (a)	31,500	443,520
Xcel Energy, Inc.	71,788	1,381,201

		9,357,405

TOTAL COMMON STOCKS (Cost $177,686,762)		$179,478,868

PREFERRED STOCKS - 0.23%
Communications - 0.20%
Crown Castle International Corp., 6.25%	14,350	753,088
Lucent Technologies Capital Trust I, 7.75%	2,875	2,199,375
Spanish Broadcasting System, Series B,
PIK 10.75%	288	72,000

		3,024,463
Financial - 0.03%
Federal Home Loan Mortgage Corp.,
Series Z, 8.375% *	8,000	14,480
Federal National Mortgage Association,
Series S, 8.25% *	6,575	10,586
SLM Corp., Series C, 7.25%	675	338,681

		363,747

TOTAL PREFERRED STOCKS (Cost $3,564,597)		$3,388,210

TERM LOANS - 1.41%
Basic Materials - 0.04%
Georgia-Pacific Corp.
2.316% due 12/20/2012 (b)	190,671	183,163

The accompanying notes are an integral part of the financial statements.
354

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Basic Materials (continued)
Hexion Specialty Chemicals
2.718% due 05/05/2013 (b)	$500,000	$416,071

		599,234

Communications - 0.20%
CSC Holdings, Inc.
1.312% due 02/24/2012 (b)	385,135	372,137
Fairpoint Communications, Inc.
4.75% due 03/31/2014 (b)	737,363	551,916
Local Insight Regatta Holdings, Inc.
6.25% due 04/23/2015	1,000,000	775,000
Mediacom Broadband LLC
6.50% due 01/31/2015 (b)	246,256	247,180
MetroPCS Wireless, Inc., Series B3
2.661% due 11/03/2013 (b)	248,087	236,340
Trilogy International Partners
3.783% due 06/27/2012 (b)	500,000	410,000
Univision Communications, Inc.
2.533% due 09/29/2014 (b)	250,000	210,989
Weather Channel Company
7.25% due 07/25/2015 (b)	246,880	250,788

		3,054,350

Consumer, Cyclical - 0.30%
Aramark Corp., Tranche B
2.336% due 01/26/2017 (b)	440,892	410,440
Ford Motor Company
3.494% due 12/15/2013 (b)	2,222,226	1,967,861
Goodyear Tire & Rubber Company
2.00% due 04/30/2014 (b)	250,000	233,036
OSI Restaurant Partners, Inc.
2.563% due 06/14/2014 (b)	750,000	637,500
Pinnacle Foods Finance LLC
3.009% due 04/01/2015 (b)	1,233,602	1,159,071

		4,407,908

Consumer, Non-cyclical - 0.21%
Asurion Corp.
0.284% due 07/07/2015 (b)	250,000	237,813
Bausch & Lomb, Inc.
3.515% due 04/30/2015 (b)	243,817	232,505
Community Health Systems, Inc.
2.496% due 07/25/2014 (b)	245,486	230,389
DaVita, Inc.
1.75% due 10/05/2011 (b)	206,731	175,721
Dollar Thrifty
1.00% due 06/15/2013 (b)	250,000	203,750
HCA, Inc.
1.783% due 11/18/2012 (b)	182,758	170,833
Healthsouth Corp.
2.55% due 06/10/2013 (b)	218,802	210,141
Iasis Healthcare Corp.
5.738% due 06/16/2011 (b)	608,198	518,489
Michaels Stores, Inc.
2.538% due 10/31/2013 (b)	249,359	222,449
Supervalu, Inc.
1.121% due 06/20/2011 (b)	416,667	399,802
Wrigley WM Jr. Company
6.50% due 10/06/2014 (b)	487,500	494,569

		3,096,461

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Energy - 0.07%
Calpine Corp.
3.165% due 03/29/2014 (b)	$246,867	$224,495
Hercules Offshore, Inc.
8.50% due 07/11/2013 (b)	814,649	794,283

		1,018,778

Financial - 0.22%
CCM Merger, Inc.
8.50% due 07/21/2012 (b)	500,000	466,250
Fresenius SE
6.75% due 08/22/2014 (b)	248,125	250,358
HUB International Holdings, Inc.
2.746% due 06/13/2014 (b)	246,249	222,548
Navistar Financial Corp.
2.250% due 07/01/2010 (b)	1,246,753	1,193,766
Nuveen Investments, Inc.
3.386% due 11/09/2014 (b)	1,133,809	978,477
Town Sports International, Inc.
2.063% due 03/01/2014 (b)	243,750	220,594

		3,331,993
Industrial - 0.16%
BE Aerospace, Inc.
5.75% due 07/28/2014 (b)	246,875	247,029
Dana Corp.
7.25% due 01/31/2015	1,100,000	983,813
Ferro Corp.
6.314% due 06/06/2012 (b)	500,000	465,000
Graham Packaging Company
6.75% due 10/07/2011 (b)	666,627	649,753

		2,345,595
Technology - 0.18%
Dresser, Inc.
5.994% due 05/04/2015 (b)	1,250,000	1,079,687
First Data Corp.
2.999% due 09/24/2014 (b)	248,106	213,578
Infor Global Solutions
6.496% due 03/15/2014 (b)	500,000	330,000
Invitrogen Corp.
5.25% due 09/15/2015 (b)	198,125	199,195
Palm, Inc.
3.79% due 04/24/2014 (b)	982,500	881,794

		2,704,254

Utilities - 0.03%
Mirant North America LLC
1.996% due 01/03/2013 (b)	223,520	213,143
Texas Competitive Electric LLC
3.754% due 10/10/2014 (b)	246,231	194,276

		407,419

TOTAL TERM LOANS (Cost $19,517,959)		$20,965,992

U.S. TREASURY OBLIGATIONS - 17.05%
Treasury Inflation-Protected
Securities (d) - 1.24%
1.875% due 07/15/2015	22,144	22,878
2.00% due 01/15/2016	189,887	197,008
1.75% due 01/15/2028	195,320	187,141

The accompanying notes are an integral part of the financial statements.
355

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
Treasury Inflation-Protected
Securities (d) (continued)
0.875% due 04/15/2010	$9,708,357	$9,711,386
1.375% due 07/15/2018	4,199,576	4,157,580
2.00% due 07/15/2014	3,913,165	4,067,246

		18,343,239

U.S. Treasury Bonds - 2.41%
2.625% due 04/30/2016	3,000,000	2,961,093
4.75% due 02/15/2037 ***	16,320,000	18,209,546
5.50% due 08/15/2028	12,235,000	14,595,976

		35,766,615

U.S. Treasury Notes - 13.39%
1.125% due 01/15/2012	725,000	725,000
1.75% due 08/15/2012 ***	78,000,000	78,804,343
2.00% due 09/30/2010	1,425,000	1,447,099
2.25% due 05/31/2014	35,110,000	35,216,980
2.625% due 07/31/2014	18,890,000	19,205,822
3.125% due 09/30/2013	16,660,000	17,457,864
4.00% due 08/15/2018	42,440,000	44,804,035
4.50% due 04/30/2012	1,020,000	1,105,107

		198,766,250

U.S. Treasury Strips - 0.01%
0.01% due 05/15/2021	220,000	138,792

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $249,970,695)		$253,014,896

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.88%
Federal Home Loan Bank - 0.10%
4.50% due 11/15/2012	825,000	894,303
5.25% due 06/18/2014	510,000	570,155

		1,464,458

Federal Home Loan Mortgage Corp. - 1.93%
3.667% due 07/01/2035 (b)	34,507	35,705
4.125% due 10/18/2010	2,400,000	2,488,757
4.50% due 11/01/2018 to 04/01/2023	2,770,992	2,886,479
4.622% due 06/01/2038 (b)	220,882	231,667
4.629% due 07/01/2035 (b)	95,524	99,518
4.693% due 09/01/2032 to 07/01/2038 (b)	352,179	369,384
4.719% due 02/01/2035 (b)	146,894	152,236
5.00% due 10/01/2018 to 12/01/2035	4,409,912	4,586,491
5.048% due 11/01/2035 (b)	161,971	170,958
5.06% due 03/01/2036 (b)	353,967	373,326
5.125% due 07/15/2012	2,180,000	2,391,948
5.144% due 01/01/2036 (b)	310,742	323,561
5.156% due 09/01/2035 (b)	140,439	148,097
5.316% due 02/01/2037 (b)	343,181	360,957
5.327% due 01/01/2036 (b)	12,303	13,042
5.354% due 04/01/2037 to 05/01/2037 (b)	592,129	623,802
5.411% due 02/01/2038 (b)	418,192	443,540
5.44% due 02/01/2037 (b)	802,687	844,595
5.467% due 06/01/2037 (b)	709,789	744,794
5.50% due 03/01/2018 to 12/01/2034	1,143,733	1,219,437
5.52% due 10/01/2036 (b)	492,557	514,366
5.899% due 02/01/2037 (b)	203,758	215,081
5.975% due 12/01/2036 to 01/01/2037 (b)	741,298	785,683
6.00% due 06/15/2011 to 08/01/2038	5,011,108	5,356,979

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
5.997% due 11/01/2036 (b)	$385,995	$409,637
6.021% due 10/01/2036 (b)	561,703	596,107
6.109% due 10/01/2036 (b)	381,712	405,092
6.205% due 08/01/2036 (b)	534,455	567,191
6.50% due 05/01/2017 to 01/01/2036	1,189,795	1,280,722
7.00% due 02/01/2024 to 06/01/2032	30,643	33,527
7.50% due 05/01/2024 to 06/01/2024	3,126	3,419
10.50% due 05/01/2019	137	158

		28,676,256

Federal National Mortgage
Association - 11.81%
3.135% due 07/01/2027 (b)	1,182	1,206
3.201% due 10/01/2033 (b)	72,500	73,492
3.875% due 07/12/2013	2,155,000	2,296,066
4.375% due 09/15/2012 to 10/15/2015	1,185,000	1,273,954
4.418% due 11/01/2035 (b)	133,760	137,843
4.50% due 05/01/2019 to 07/01/2039	17,784,261	18,239,720
4.585% due 07/01/2035 (b)	95,185	98,922
4.625% due 10/15/2014	660,000	720,446
4.784% due 09/01/2035 (b)	475,530	501,248
4.833% due 04/01/2038 to 05/01/2038 (b)	414,229	436,694
4.857% due 05/01/2038 (b)	436,416	460,731
4.875% due 12/15/2016	350,000	384,294
4.886% due 05/01/2038 (b)	439,041	463,660
4.915% due 08/01/2038 (b)	335,113	353,548
5.00% due 03/01/2018 to 07/01/2039	32,881,605	34,264,340
5.306% due 12/01/2035 (b)	22,025	23,374
5.338% due 12/01/2035 (b)	143,774	152,580
5.428% due 09/01/2037 (b)	191,483	203,209
5.449% due 06/01/2037 (b)	127,274	134,869
5.488% due 01/01/2019 (b)	816	838
5.50% due 07/01/2013 to 09/01/2037	58,160,313	61,197,833
5.51% due 01/01/2037 (b)	223,185	235,648
5.516% due 12/01/2035 (b)	46,926	49,801
5.53% due 07/01/2036 (b)	690,200	727,115
5.63% due 12/01/2035 (b)	69,873	74,153
5.80% due 08/01/2037 (b)	237,943	252,517
5.99% due 08/01/2036 to 09/01/2036 (b)	666,924	704,337
6.00% due 05/15/2011 to 09/01/2038	27,769,284	29,501,503
6.034% due 12/01/2036 (b)	315,372	333,608
6.50% due 06/01/2013 to 11/01/2037	20,332,017	21,818,896
7.00% due 12/01/2029 to 04/01/2037	104,905	114,475

		175,230,920

Government National Mortgage
Association - 9.04%
4.00% due 09/15/2018 to 06/20/2039	1,107,963	1,115,791
4.50% due 01/15/2019 to 07/20/2039	23,643,138	24,004,220
5.00% due 01/15/2019 to 05/20/2039	25,274,210	26,319,338
5.50% due 02/15/2029 to 06/20/2039	38,665,379	40,859,272
6.00% due 07/20/2012 to 04/20/2039	29,065,071	30,974,990
6.00% TBA **	37,974	41,087
6.50% due 12/15/2014 to 02/20/2039	8,000,031	8,585,355
6.50% TBA **	1,289	1,390
7.00% due 04/15/2017 to 10/20/2036	2,137,171	2,324,878
9.25% due 10/15/2016 to 12/15/2019	4,026	4,531

The accompanying notes are an integral part of the financial statements.
356

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
10.25% due 11/15/2020		$1,895	$2,218
11.75% due 08/15/2013		1,019	1,151
12.00% due 10/15/2010 to 12/15/2012		196	213
12.25% due 03/15/2014 to 07/20/2015		1,274	1,490
12.50% due 06/15/2010		1,009	1,043
12.75% due 12/20/2013 to 11/20/2014		1,101	1,291

			134,244,127

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $328,442,592)			$339,615,761

FOREIGN GOVERNMENT OBLIGATIONS - 4.62%
Argentina - 0.03%
Republic of Argentina
7.00% due 10/03/2015		400,000	288,000
7.875% due 04/11/2011		166,750	150,492

			438,492

Brazil - 0.74%
Federative Republic of Brazil
5.875% due 01/15/2019		550,000	588,907
6.00% due 05/15/2015	BRL	237,000	248,668
7.125% due 01/20/2037		$1,400,000	1,669,500
8.75% due 02/04/2025		475,000	627,000
8.875% due 10/14/2019		450,000	583,875
10.00% due 01/01/2012	BRL	2,150,000	1,211,238
10.00% due 01/01/2014		7,247,000	3,899,169
10.00% due 01/01/2017		3,026,000	1,541,337
11.00% due 08/17/2040		$450,000	603,315

			10,973,009

Colombia - 0.03%
Republic of Colombia
7.375% due 09/18/2037		350,000	392,399
El Salvador - 0.02%
Republic of El Salvador
7.75% due 01/24/2023		250,000	267,500
Gabon - 0.04%
Republic of Gabon
8.20% due 12/12/2017		600,000	620,810
Germany - 1.15%
Federal Republic of Germany
3.50% due 07/04/2019	EUR	11,385,000	17,042,247
Ghana - 0.03%
Republic of Ghana
8.50% due 10/04/2017		$450,000	452,250
Grenada - 0.01%
Government of Grenada
2.50% due 09/15/2025		480,000	204,000
Indonesia - 0.18%
Republic of Indonesia
6.625% due 02/17/2037		100,000	98,212
6.875% due 01/17/2018		1,150,000	1,236,250
7.75% due 01/17/2038		50,000	55,250
7.75% due 01/17/2038		300,000	329,862

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Indonesia (continued)
Republic of Indonesia (continued)
11.625% due 03/04/2019		$700,000	$985,250

			2,704,824
Iraq - 0.11%
Republic of Iraq
5.80% due 01/15/2028		2,107,000	1,580,250
Italy - 0.05%
Republic of Italy
5.25% due 09/20/2016		750,000	804,698
Jamaica - 0.05%
Government of Jamaica
9.00% due 06/02/2015		185,000	183,150
10.625% due 06/20/2017		585,000	590,850

			774,000
Japan - 0.00%
Government of Japan
1.10% due 09/10/2016	JPY	5,000	52
1.40% due 03/10/2018		70,000	734

			786
Malaysia - 0.01%
Government of Malaysia
5.625% due 03/15/2016		$100,000	105,896
Mexico - 1.18%
Government of Mexico
5.625% due 01/15/2017		280,000	290,640
5.625% due 01/15/2017		1,510,000	1,578,328
5.95% due 03/19/2019		900,000	945,000
5.95% due 03/19/2019		100,000	105,000
8.00% due 12/17/2015	MXN	2,500,000	188,560
8.00% due 12/07/2023		1,000,000	72,653
8.00% due 12/19/2013		186,015,000	14,158,199
10.00% due 11/20/2036		2,800,000	235,190

			17,573,570
Peru - 0.06%
Republic of Peru
6.55% due 03/14/2037		$580,000	615,803
8.375% due 05/03/2016		250,000	304,375

			920,178
Russia - 0.30%
Government of Russia
7.50% due 03/31/2030		4,041,600	4,387,561
Serbia - 0.07%
Republic of Serbia
3.75% due 11/01/2024		1,080,000	1,063,800
South Africa - 0.15%
Republic of South Africa
6.50% due 06/02/2014		1,905,000	2,085,975
6.875% due 05/27/2019		100,000	111,500

			2,197,475
Sweden - 0.17%
Kingdom of Sweden
5.125% due 03/01/2017		2,420,000	2,595,005

The accompanying notes are an integral part of the financial statements.
357

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Turkey - 0.20%
Republic of Turkey
6.875% due 03/17/2036		$800,000	$800,000
7.00% due 06/05/2020		428,000	454,750
7.00% due 03/11/2019		200,000	213,500
7.50% due 11/07/2019		100,000	109,416
8.00% due 02/14/2034		250,000	284,075
8.00% due 02/14/2034		188,000	211,158
10.00% due 02/15/2012	TRY	1,096,638	824,326

			2,897,225

Ukraine - 0.02%
Republic of Ukraine
7.65% due 06/11/2013		$300,000	270,780
Venezuela - 0.01%
Republic of Venezuela
8.50% due 10/08/2014		136,000	121,040
Vietnam - 0.01%
Socialist Republic of Vietnam
6.875% due 01/15/2016		200,000	210,859

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $64,312,910)			$68,598,654

CORPORATE BONDS - 32.07%
Basic Materials - 1.98%
Air Products & Chemicals, Inc.
4.15% due 02/01/2013		165,000	172,159
4.375% due 08/21/2019		145,000	148,088
Allegheny Technologies, Inc.
9.375% due 06/01/2019		270,000	305,686
ArcelorMittal
5.375% due 06/01/2013		1,020,000	1,042,807
Ashland, Inc.
9.125% due 06/01/2017 (g)		350,000	374,500
Barrick Gold Corp.
6.95% due 04/01/2019		115,000	134,635
Barrick Gold Financeco LLC
6.125% due 09/15/2013		1,015,000	1,115,579
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		178,000	192,345
Boise Cascade LLC
7.125% due 10/15/2014		666,000	529,470
Cellu Tissue Holdings, Inc.
11.50% due 06/01/2014		375,000	401,250
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013		70,000	71,957
8.625% due 08/15/2010		180,000	188,517
Clearwater Paper Corp.
10.625% due 06/15/2016		250,000	270,312
Cognis GmbH
9.50% due 05/15/2014 (g)	EUR	525,000	750,972
Corp Nacional del Cobre de Chile
7.50% due 01/15/2019 (g)		$260,000	312,116
Domtar Corp.
5.375% due 12/01/2013		150,000	144,375
7.125% due 08/15/2015		425,000	416,500
9.50% due 08/01/2016		50,000	52,625

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015		$525,000	$558,469
8.375% due 04/01/2017		2,760,000	2,935,950
Georgia-Pacific Corp.
7.00% due 01/15/2015 (g)		375,000	369,375
8.125% due 05/15/2011		300,000	311,250
Georgia-Pacific LLC
7.125% due 01/15/2017 (g)		450,000	439,875
8.25% due 05/01/2016 (g)		550,000	570,625
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015		1,150,000	1,040,750
Huntsman International LLC
6.875% due 11/15/2013 (g)	EUR	550,000	716,309
7.875% due 11/15/2014		$350,000	326,375
International Paper Company
9.375% due 05/15/2019		400,000	468,358
Lubrizol Corp.
4.625% due 10/01/2009		275,000	275,000
8.875% due 02/01/2019		500,000	617,192
Metals USA Holdings Corp., PIK
7.8469% due 07/01/2012		80,278	59,406
Nalco Company
8.25% due 05/15/2017		550,000	577,500
NewPage Corp.
11.375% due 12/31/2014 (g)		825,000	810,563
Novelis, Inc.
7.25% due 02/15/2015		275,000	237,875
11.50% due 02/15/2015 (g)		850,000	858,500
Placer Dome, Inc.
6.45% due 10/15/2035		340,000	364,756
Polyone Corp.
8.875% due 05/01/2012		350,000	353,500
Potash Corp. of Saskatchewan, Inc.
4.875% due 03/30/2020		1,225,000	1,223,596
Praxair, Inc.
4.375% due 03/31/2014		20,000	21,189
4.625% due 03/30/2015		455,000	490,162
Reliance Steel & Aluminum Company
6.20% due 11/15/2016		550,000	544,657
Rhodia SA
3.746% due 10/15/2013 (b)	EUR	175,000	227,917
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013		$480,000	517,164
8.95% due 05/01/2014		1,520,000	1,793,884
Rock-Tenn Company
8.20% due 08/15/2011		250,000	259,375
9.25% due 03/15/2016		250,000	267,500
Ryerson, Inc.
12.00% due 11/01/2015		450,000	427,500
Sappi Papier Holding AG
6.75% due 06/15/2012 (g)		250,000	231,250
Southern Copper Corp.
7.50% due 07/27/2035		250,000	249,139
Steel Capital SA
9.75% due 07/29/2013		250,000	252,500
Steel Dynamics, Inc.
6.75% due 04/01/2015		140,000	134,050
7.375% due 11/01/2012		500,000	505,000

The accompanying notes are an integral part of the financial statements.
358

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Teck Resources, Ltd.
9.75% due 05/15/2014		$750,000	$825,000
10.25% due 05/15/2016		150,000	169,500
10.75% due 05/15/2019		675,000	784,688
Tube City IMS Corp.
9.75% due 02/01/2015		800,000	648,000
Usiminas Commercial, Ltd.
7.25% due 01/18/2018		100,000	107,750
Vale Overseas, Ltd.
6.25% due 01/23/2017		940,000	1,006,357
6.875% due 11/21/2036		207,000	214,148

			29,415,847

Communications - 5.78%
Affinity Group, Inc.
9.00% due 02/15/2012 ^		325,000	224,250
10.875% due 02/15/2012 ^		48,587	19,435
America Movil SAB de CV
5.625% due 11/15/2017		115,000	118,893
5.75% due 01/15/2015		280,000	294,915
6.375% due 03/01/2035		868,000	904,424
8.46% due 12/18/2036	MXN	1,000,000	55,419
AT&T Broadband Corp.
8.375% due 03/15/2013		$157,000	182,348
AT&T Corp.
7.30% due 11/15/2011 (b)		165,000	182,767
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		465,000	504,634
AT&T, Inc.
4.95% due 01/15/2013		450,000	479,790
5.30% due 11/15/2010		175,000	182,080
5.80% due 02/15/2019		1,670,000	1,786,960
6.70% due 11/15/2013		230,000	260,580
British Sky Broadcasting Group PLC
6.10% due 02/15/2018 (g)		560,000	603,259
9.50% due 11/15/2018 (g)		590,000	754,893
British Telecommunications PLC
5.15% due 01/15/2013		725,000	755,309
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		450,000	412,312
Cablemas SA de CV, Series REGS
9.375% due 11/15/2015		200,000	216,000
CC Holdings GS V LLC
7.75% due 05/01/2017 (g)		900,000	931,500
Centennial Communications Corp.
6.3469% due 01/01/2013 (b)(g)		225,000	219,375
Charter Communications, Inc.
12.875% due 09/15/2014 ^ (g)		400,000	433,000
Cincinnati Bell, Inc.
7.00% due 02/15/2015		475,000	460,750
Cisco Systems, Inc.
5.25% due 02/22/2011		200,000	210,808
Citizens Communications Company
6.25% due 01/15/2013		250,000	245,000
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		225,000	239,267
Comcast Corp.
5.70% due 05/15/2018		420,000	441,573

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
COX Communications, Inc.
6.25% due 06/01/2018 (g)	$465,000	$493,322
7.125% due 10/01/2012	199,000	221,989
7.875% due 09/15/2010 (g)	250,000	261,546
8.375% due 03/01/2039 (g)	355,000	437,919
Cricket Communications, Inc.
7.75% due 05/15/2016 (g)	400,000	406,000
9.375% due 11/01/2014	750,000	761,250
10.00% due 07/15/2015	175,000	179,812
Crown Castle International Corp.
9.00% due 01/15/2015	1,600,000	1,676,000
CSC Holdings, Inc.
7.625% due 07/15/2018	350,000	355,250
8.50% due 04/15/2014 (g)	975,000	1,023,750
8.625% due 02/15/2019 (g)	225,000	237,937
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	525,000	544,687
Digicel Group, Ltd.
8.875% due 01/15/2015 (g)	1,450,000	1,348,500
12.00% due 04/01/2014 (g)	150,000	167,250
DirecTV Holdings LLC
5.875% due 10/01/2019 (g)	1,815,000	1,817,091
6.375% due 06/15/2015	275,000	278,437
7.625% due 05/15/2016	325,000	347,750
Discovery Communications LLC
5.625% due 08/15/2019	575,000	590,062
EchoStar DBS Corp.
6.625% due 10/01/2014	900,000	875,250
7.75% due 05/31/2015	125,000	127,500
France Telecom SA
7.75% due 03/01/2011	635,000	687,562
Frontier Communications Corp.
8.25% due 05/01/2014	700,000	721,000
GCI, Inc.
7.25% due 02/15/2014	475,000	447,687
GeoEye, Inc.
9.625% due 10/01/2015	175,000	177,187
Grupo Televisa SA
6.00% due 05/15/2018	600,000	602,795
Historic TW, Inc.
6.875% due 06/15/2018	2,185,000	2,417,394
Hughes Network Systems LLC
9.50% due 04/15/2014	350,000	351,750
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	400,000	428,000
11.25% due 02/04/2017 (g)	875,000	868,438
11.50% due 02/04/2017 (g)	504,687	469,359
Intelsat Corp.
9.25% due 06/15/2016	625,000	643,750
Intelsat Subsidiary Holding Company, Ltd.
8.875% due 01/15/2015 (g)	325,000	329,062
Interpublic Group Companies, Inc.
10.00% due 07/15/2017 (g)	400,000	432,000
iPCS, Inc.
3.7331% due 05/01/2014 (b)	1,006,235	769,770
Kabel Deutschland GmbH
10.625% due 07/01/2014	375,000	394,687
Lamar Media Corp.
6.625% due 08/15/2015	525,000	488,250

The accompanying notes are an integral part of the financial statements.
359

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Lamar Media Corp. (continued)
9.75% due 04/01/2014	$325,000	$351,813
Lamar Media Corp., Series C
6.625% due 08/15/2015	300,000	274,500
Level 3 Financing, Inc.
9.25% due 11/01/2014	575,000	506,719
Local Insight Regatta Holdings, Inc.
11.00% due 12/01/2017	325,000	162,500
Mediacom Broadband LLC
8.50% due 10/15/2015	550,000	555,500
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	1,100,000	1,124,750
9.25% due 11/01/2014	525,000	536,813
Millicom International Cellular SA
10.00% due 12/01/2013	171,000	177,412
Motorola, Inc.
8.00% due 11/01/2011	375,000	399,754
News America, Inc.
6.15% due 03/01/2037	1,650,000	1,614,438
6.20% due 12/15/2034	190,000	186,937
6.40% due 12/15/2035	450,000	453,950
7.85% due 03/01/2039	190,000	222,420
Nexstar Broadcasting, Inc., PIK
7.00% due 01/15/2014 (g)	336,469	168,234
Nexstar Finance Holdings LLC
11.375% due 04/01/2013	207,734	87,248
Nextel Communications, Inc.
6.875% due 10/31/2013	775,000	718,812
Nextel Communications, Inc., Series D
7.375% due 08/01/2015	300,000	269,250
Nielsen Finance LLC
10.00% due 08/01/2014	250,000	251,250
11.50% due 05/01/2016	225,000	236,250
11.625% due 02/01/2014	900,000	949,500
12.50 due 08/01/2016	550,000	433,125
NII Capital Corp.
10.00% due 08/15/2016 (g)	1,075,000	1,118,000
Nokia OYJ
5.375% due 05/15/2019	65,000	69,186
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (g)	875,000	905,625
Omnicom Group, Inc.
6.25% due 07/15/2019	945,000	1,019,428
Orascom Telecom Finance
7.875% due 02/08/2014 (g)	250,000	238,750
7.875% due 02/08/2014	110,000	104,775
Paetec Holding Corp.
8.875% due 06/30/2017 (g)	575,000	572,125
9.50% due 07/15/2015	450,000	408,375
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	325,000	320,938
Qwest Corp.
3.549% due 06/15/2013 (b)	125,000	116,875
7.50% due 10/01/2014	175,000	176,750
8.375% due 05/01/2016 (g)	550,000	569,250
8.875% due 03/15/2012	275,000	289,438
Rogers Cable, Inc.
5.50% due 03/15/2014	140,000	149,882
6.25% due 06/15/2013	450,000	486,509

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Rogers Communications, Inc.
6.80% due 08/15/2018	$900,000	$1,010,030
7.50% due 03/15/2015	160,000	184,453
Rogers Wireless, Inc.
6.375% due 03/01/2014	405,000	447,094
SBA Communications Corp.
1.875% due 05/01/2013	209,000	192,364
4.00% due 10/01/2014 (g)	423,000	470,588
SBA Telecommunications, Inc.
8.00% due 08/15/2016 (g)	150,000	153,375
8.25% due 08/15/2019 (g)	125,000	128,750
SBC Communications, Inc.
6.45% due 06/15/2034	385,000	405,639
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	725,000	641,625
Sirius XM Radio, Inc.
7.00% due 12/01/2014 (g)	625,000	464,063
9.625% due 08/01/2013	375,000	340,313
9.75% due 09/01/2015 (g)	175,000	178,500
13.00% due 08/01/2014 (g)	1,400,000	1,372,000
Sprint Capital Corp.
6.875% due 11/15/2028	700,000	584,500
7.625% due 01/30/2011	350,000	358,313
8.375% due 03/15/2012	475,000	490,438
8.75% due 03/15/2032	1,250,000	1,181,250
Sprint Nextel Corp.
0.6831% due 06/28/2010 (b)	145,000	140,838
6.00% due 12/01/2016	150,000	133,875
8.375% due 08/15/2017	1,625,000	1,616,875
Sun Media Corp.
7.625% due 02/15/2013	225,000	172,125
Telecom Italia Capital SA
4.00% due 01/15/2010	355,000	357,428
5.25% due 11/15/2013	1,180,000	1,241,294
6.175% due 06/18/2014	885,000	960,001
Telefonica Emisiones SAU
5.855% due 02/04/2013	50,000	54,457
5.877% due 07/15/2019	440,000	478,067
5.984% due 06/20/2011	180,000	191,790
6.221% due 07/03/2017	305,000	336,692
Telemar Norte Leste SA, Series REGS
9.50% due 04/23/2019	150,000	179,250
Telesat Canada
11.00% due 11/01/2015	925,000	985,125
12.50% due 11/01/2017	375,000	399,375
Terremark Worldwide, Inc.
12.00% due 06/15/2017 (g)	325,000	354,250
Thomson Reuters Corp.
4.70% due 10/15/2019	70,000	69,838
5.95% due 07/15/2013	200,000	219,563
6.50% due 07/15/2018	1,220,000	1,379,258
Time Warner Cable, Inc.
5.40% due 07/02/2012	825,000	881,530
7.30% due 07/01/2038	1,200,000	1,385,052
7.50% due 04/01/2014	45,000	51,612
8.25% due 02/14/2014	690,000	804,069
8.25% due 04/01/2019	100,000	120,870
Time Warner, Inc.
0.6844% due 11/13/2009 (b)	350,000	350,089

The accompanying notes are an integral part of the financial statements.
360

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Time Warner, Inc. (continued)
5.50% due 11/15/2011	$300,000	$318,961
7.70% due 05/01/2032	455,000	514,508
TL Acquisitions, Inc.
13.25% due 07/15/2015 (g)	450,000	414,000
10.50% due 01/15/2015 (g)	150,000	141,750
Univision Communications, Inc.
9.75% due 03/15/2015 (g)	1,947,125	1,499,286
12.00% due 07/01/2014 (g)	400,000	430,000
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	200,000	205,000
Verizon Communications, Inc.
6.35% due 04/01/2019	155,000	171,161
6.90% due 04/15/2038	280,000	318,883
8.75% due 11/01/2018	570,000	712,073
Verizon Global Funding Corp.
6.875% due 06/15/2012	50,000	55,753
7.25% due 12/01/2010	95,000	101,107
7.75% due 12/01/2030	320,000	386,615
Verizon Virginia, Inc., Series A
4.625% due 03/15/2013	900,000	934,941
Verizon Wireless Capital LLC
3.75% due 05/20/2011 (g)	300,000	309,518
5.55% due 02/01/2014 (g)	715,000	772,687
7.375% due 11/15/2013 (g)	470,000	539,731
8.50% due 11/15/2018 (g)	760,000	948,960
Viacom, Inc.
5.625% due 09/15/2019	385,000	391,317
Videotron Ltee
6.375% due 12/15/2015	150,000	143,250
6.875% due 01/15/2014	485,000	480,150
9.125% due 04/15/2018 (g)	150,000	162,375
9.125% due 04/15/2018	75,000	81,188
VIP Finance Ireland, Ltd.
9.125% due 04/30/2018	200,000	210,000
Vivendi
5.75% due 04/04/2013 (g)	435,000	451,417
Vodafone Group PLC
5.625% due 02/27/2017	275,000	291,442
West Corp.
9.50% due 10/15/2014 (g)	450,000	441,000
Wind Acquisition Finance SA
10.75% due 12/01/2015 (g)	725,000	797,500
11.75% due 07/15/2017	975,000	1,099,313
Windstream Corp.
8.125% due 08/01/2013	125,000	128,438
8.625% due 08/01/2016	700,000	715,750
WPP Finance UK
8.00% due 09/15/2014	80,000	87,756
XM Satellite Radio, Inc.
11.25% due 06/15/2013 (g)	275,000	287,375

		85,736,438

Consumer, Cyclical - 2.90%
ACE Hardware Corp.
9.125% due 06/01/2016 (g)	1,175,000	1,227,875
Affinia Group, Inc.
9.00% due 11/30/2014	125,000	118,750
10.75% due 08/15/2016 (g)	150,000	161,250

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Air Jamaica, Ltd.
9.375% due 07/08/2015		$42,857	$39,429
Air Jamaica, Ltd., Series REGS
9.375% due 07/08/2015		77,143	70,971
Allison Transmission, Inc., PIK
11.25% due 11/01/2015 (g)		1,075,000	999,750
AMC Entertainment, Inc.
8.75% due 06/01/2019		550,000	567,875
American Airlines Pass Through Trust, Series 01-2
7.858% due 04/01/2013		700,000	699,125
AmeriGas Partners LP
7.125% due 05/20/2016		25,000	24,000
7.25% due 05/20/2015		825,000	804,375
Ameristar Casinos, Inc.
9.25% due 06/01/2014 (g)		500,000	518,750
AMR Corp.
6.25% due 10/15/2014		245,000	261,243
ArvinMeritor, Inc.
8.75% due 03/01/2012		550,000	532,125
Burlington Coat Factory Warehouse Corp.
11.125% due 04/15/2014		625,000	612,500
Cinemark USA, Inc.
8.625% due 06/15/2019 (g)		350,000	361,812
Cirsa Finance Luxembourg SA
8.75% due 05/15/2014 (g)	EUR	50,000	70,607
Continental Airlines, Inc.
9.00% due 07/08/2016		$270,000	286,200
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014 ^		475,000	71,250
Costco Wholesale Corp.
5.30% due 03/15/2012		175,000	189,954
Couche-Tard US LP
7.50% due 12/15/2013		650,000	657,312
CVS Caremark Corp.
1.8019% due 09/10/2010 (b)		540,000	546,018
6.60% due 03/15/2019		760,000	856,724
D.R. Horton, Inc., Series DHI
2.00% due 05/15/2014		287,000	327,897
DaimlerChrysler N.A. Holding Corp.
6.50% due 11/15/2013		1,610,000	1,734,538
Delta Air Lines, Inc.
6.821% due 08/10/2022		113,796	105,261
9.50% due 09/15/2014 (g)		500,000	505,000
12.25% due 03/15/2015 (g)		850,000	792,625
Delta Air Lines, Inc., Series 00A2
7.57% due 05/18/2012		675,000	668,250
Dollar General Corp., PIK
11.875% due 07/15/2017		825,000	928,125
Dollarama Group LP
8.875% due 08/15/2012		225,000	230,062
Federated Retail Holdings, Inc.
5.35% due 03/15/2012		285,000	277,414
Ferrellgas Escrow LLC
6.75% due 05/01/2014		275,000	261,594
Gaylord Entertainment Company
6.75% due 11/15/2014		800,000	740,000
8.00% due 11/15/2013		300,000	307,500
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		638,000	658,735

The accompanying notes are an integral part of the financial statements.
361

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Goodyear Tire & Rubber Company (continued)
10.50% due 05/15/2016	$1,475,000	$1,600,375
Harrah's Operating Company, Inc.
10.00% due 12/15/2015 (g)	150,000	124,500
10.00% due 12/15/2018	550,000	437,250
11.25% due 06/01/2017 (g)	475,000	477,375
Harrahs Operating Escrow LLC
11.25% due 06/01/2017 (g)	675,000	693,563
Home Depot, Inc.
5.20% due 03/01/2011	165,000	171,410
5.40% due 03/01/2016	1,135,000	1,186,628
HSN, Inc.
11.25% due 08/01/2016	150,000	162,375
Hyatt Hotels Corp.
5.75% due 08/15/2015 (g)	600,000	611,761
Inergy LP/Inergy Finance Corp.
8.75% due 03/01/2015	450,000	462,375
INVISTA
9.25% due 05/01/2012 (g)	850,000	850,000
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	560,000	498,400
JC Penney Company, Inc.
9.00% due 08/01/2012	370,000	402,375
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013	400,000	422,000
Lennar Corp., Series B
5.60% due 05/31/2015	65,000	59,962
5.95% due 10/17/2011	25,000	25,000
Leslie's Poolmart
7.75% due 02/01/2013	275,000	275,000
Limited Brands, Inc.
6.90% due 07/15/2017	25,000	23,574
8.50% due 06/15/2019 (g)	350,000	366,146
Lions Gate Entertainment Corp.
2.9375% due 10/15/2024	194,000	174,843
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 ^ (g)	50,000	23,062
McDonald's Corp.
5.30% due 03/15/2017	205,000	221,382
5.70% due 02/01/2039	175,000	189,467
MDC Holdings, Inc., MTN
5.375% due 12/15/2014	55,000	52,517
MGM Mirage, Inc.
6.75% due 09/01/2012	350,000	293,125
8.375% due 02/01/2011	200,000	185,000
10.375% due 05/15/2014 (g)	250,000	266,875
11.125% due 11/15/2017 (g)	600,000	660,000
11.375% due 03/01/2018 (g)	850,000	799,000
13.00% due 11/15/2013 (g)	125,000	143,125
Mobile Services Group, Inc.
9.75% due 08/01/2014	550,000	559,625
Nebraska Book Company, Inc.
8.625% due 03/15/2012	525,000	460,687
Neiman Marcus Group, Inc.
10.375% due 10/15/2015	350,000	299,250
Nordstrom, Inc.
6.75% due 06/01/2014	100,000	109,699
NVR, Inc.
5.00% due 06/15/2010	100,000	100,113

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
O'Charleys, Inc.
9.00% due 11/01/2013	$225,000	$218,250
OSI Restaurant Partners, Inc.
10.00% due 06/15/2015	250,000	220,625
Penn National Gaming, Inc.
6.75% due 03/01/2015	450,000	430,875
8.75% due 08/15/2019 (g)	250,000	250,625
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015	525,000	464,625
8.25% due 03/15/2012	339,000	339,000
8.625% due 08/01/2017 (g)	575,000	577,875
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)	650,000	676,000
Pulte Homes, Inc.
5.20% due 02/15/2015	75,000	71,250
QVC, Inc.
7.50% due 10/01/2019 (g)	400,000	401,000
Regal Cinemas Corp.
8.625% due 07/15/2019 (g)	425,000	439,875
Rite Aid Corp.
9.75% due 06/12/2016 (g)	175,000	189,000
10.375% due 07/15/2016	225,000	222,188
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013	100,000	95,250
Sears Roebuck Acceptance
6.75% due 08/15/2011	175,000	172,375
7.00% due 02/01/2011	225,000	224,438
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015 (g)	825,000	594,000
Southwest Airlines Company
6.50% due 03/01/2012	160,000	168,209
Speedway Motorsports, Inc.
6.75% due 06/01/2013	180,000	177,750
8.75% due 06/01/2016 (g)	200,000	208,000
Staples, Inc.
9.75% due 01/15/2014	765,000	918,947
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 10/15/2014	625,000	654,688
Target Corp.
5.875% due 07/15/2016	415,000	458,990
7.50% due 08/15/2010	150,000	158,588
Tenneco Automotive, Inc.
8.625% due 11/15/2014	175,000	164,063
Tenneco, Inc.
8.125% due 11/15/2015	375,000	363,750
The Pantry, Inc.
7.75% due 02/15/2014	575,000	536,188
TJX Companies, Inc.
6.95% due 04/15/2019	50,000	58,705
TRW Automotive, Inc.
7.00% due 03/15/2014 (g)	125,000	113,750
United Components, Inc.
9.375% due 06/15/2013	250,000	200,625
Walgreen Company
4.875% due 08/01/2013	225,000	242,537
Wal-Mart Stores, Inc.
4.125% due 02/01/2019	505,000	507,358
Wendy's/Arby's Restaurants LLC
10.00% due 07/15/2016 (g)	450,000	478,125

The accompanying notes are an integral part of the financial statements.
362

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Whirlpool Corp.
6.125% due 06/15/2011	$135,000	$141,254
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,375,000	1,326,875

		43,068,388

Consumer, Non-cyclical - 3.15%
Abbott Laboratories
5.125% due 04/01/2019	500,000	529,861
ACCO Brands Corp.
10.625% due 03/15/2015 (g)	150,000	156,937
Alliance One International, Inc.
10.00% due 07/15/2016 (g)	300,000	309,750
10.00% due 07/15/2016 (g)	100,000	103,250
Altria Group, Inc.
8.50% due 11/10/2013	915,000	1,061,254
9.25% due 08/06/2019	370,000	452,124
Amgen, Inc.
6.40% due 02/01/2039	195,000	223,522
Anheuser-Busch InBev NV
7.20% due 01/15/2014	1,220,000	1,373,532
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014 (g)	630,000	672,204
Aramark Corp.
3.9831% due 02/01/2015 (b)	300,000	260,250
5.00% due 06/01/2012	400,000	378,000
AstraZeneca PLC
5.40% due 06/01/2014	50,000	55,267
B&G Foods, Inc.
8.00% due 10/01/2011	475,000	480,937
BAT International Finance PLC
8.125% due 11/15/2013 (g)	1,155,000	1,325,870
Bausch & Lomb, Inc.
9.875% due 11/01/2015	250,000	261,875
Biomet, Inc.
11.625% due 10/15/2017	1,250,000	1,362,500
Boston Scientific Corp.
6.00% due 06/15/2011	150,000	154,125
Bottling Group LLC
6.95% due 03/15/2014	225,000	262,227
Bunge, Ltd.
5.90% due 04/01/2017	870,000	860,135
Bunge, Ltd. Finance Corp.
8.50% due 06/15/2019	200,000	230,566
Cardinal Health, Inc.
0.865% due 10/02/2009 (b)	250,000	250,000
Cargill, Inc.
5.60% due 09/15/2012 (g)	300,000	321,916
7.35% due 03/06/2019 (g)	250,000	289,413
Centene Corp.
7.25% due 04/01/2014	450,000	438,750
Coca-Cola Company
4.875% due 03/15/2019	445,000	469,630
5.00% due 11/15/2012	590,000	628,522
Coca-Cola Enterprises, Inc.
4.25% due 03/01/2015	1,020,000	1,078,654
Commercial Vehicles Group, Inc.
11.00% due 02/15/2013 (g)	323,000	277,522

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Community Health Systems, Inc.
8.875% due 07/15/2015	$1,000,000	$1,025,000
Constellation Brands, Inc.
8.375% due 12/15/2014	25,000	26,062
DaVita, Inc.
6.625% due 03/15/2013	325,000	321,750
7.25% due 03/15/2015	825,000	816,750
Delhaize Group
6.50% due 06/15/2017	285,000	310,176
Deluxe Corp.
7.375% due 06/01/2015	650,000	623,187
Dole Food Company, Inc.
13.875% due 03/15/2014 (g)	375,000	439,687
Education Management Corp.
8.75% due 06/01/2014	325,000	344,500
10.25% due 06/01/2016	375,000	416,250
Eli Lilly & Company
4.20% due 03/06/2014	170,000	180,376
5.55% due 03/15/2037	205,000	223,525
ERAC USA Finance Company
5.60% due 05/01/2015 (g)	205,000	201,014
7.95% due 12/15/2009 (g)	360,000	362,218
Express Scripts, Inc.
5.25% due 06/15/2012	475,000	504,231
6.25% due 06/15/2014	385,000	423,094
FMC Finance III SA
6.875% due 07/15/2017	125,000	121,250
FTI Consulting, Inc.
7.625% due 06/15/2013	350,000	349,125
7.75% due 10/01/2016	675,000	671,625
Genentech, Inc.
4.40% due 07/15/2010	360,000	369,465
4.75% due 07/15/2015	140,000	151,047
General Mills, Inc.
5.25% due 08/15/2013	390,000	424,297
5.65% due 02/15/2019	185,000	200,361
General Mills, Inc., Series MTN
11.973% due 10/15/2010	280,000	296,710
Great Atlantic & Pacific Tea Company
11.375% due 08/01/2015 (g)	425,000	430,312
H&E Equipment Services, Inc.
8.375% due 07/15/2016	625,000	571,875
HCA, Inc.
8.50% due 04/15/2019 (g)	200,000	209,000
9.25% due 11/15/2016	1,350,000	1,395,562
HCA, Inc., PIK
9.625% due 11/15/2016	1,184,000	1,231,360
Health Management Associates, Inc.
3.70% due 08/16/2020	235,986	221,149
6.125% due 04/15/2016	725,000	674,250
Healthsouth Corp.
10.75% due 06/15/2016	450,000	488,250
Hertz Corp.
10.50% due 01/01/2016	625,000	650,000
Highmark, Inc.
6.80% due 08/15/2013 (g)	185,000	192,867
Ingles Markets, Inc.
8.875% due 05/15/2017	500,000	512,500

The accompanying notes are an integral part of the financial statements.
363

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
iPayment, Inc.
9.75% due 05/15/2014	$425,000	$284,750
JBS SA
9.375% due 02/07/2011	100,000	102,500
JBS USA LLC
11.625% due 05/01/2014	475,000	510,625
Kellogg Company
4.25% due 03/06/2013	770,000	808,699
Kroger Company
3.90% due 10/01/2015	1,020,000	1,028,110
6.15% due 01/15/2020	140,000	154,821
7.50% due 01/15/2014	142,000	163,642
Mac-Gray Corp.
7.625% due 08/15/2015	525,000	517,125
McCormick & Company, Inc.
5.80% due 07/15/2011	120,000	128,126
Medtronic, Inc., Series B
4.375% due 09/15/2010	125,000	128,871
4.75% due 09/15/2015	360,000	390,020
Novant Health, Inc., Series 09a
5.85% due 11/01/2019	1,445,000	1,482,651
Omnicare, Inc.
6.75% due 12/15/2013	175,000	169,312
PepsiCo, Inc.
4.65% due 02/15/2013	295,000	317,626
Reynolds American, Inc.
7.25% due 06/01/2013	240,000	261,131
Roche Holdings, Inc.
5.00% due 03/01/2014	245,000	264,864
RSC Equipment Rental, Inc.
10.00% due 07/15/2017 (g)	450,000	483,750
SABMiller PLC
6.20% due 07/01/2011 (g)	375,000	399,909
Safeway, Inc.
6.25% due 03/15/2014	110,000	121,521
Sunstate Equipment Company LLC
10.50% due 04/01/2013 (g)	475,000	361,000
Supervalu, Inc.
8.00% due 05/01/2016	475,000	491,625
Symbion, Inc.
11.00% due 08/23/2015	516,309	382,069
Sysco Corp.
5.25% due 02/12/2018	115,000	123,396
5.375% due 03/17/2019	50,000	54,240
Tenet Healthcare Corp.
6.50% due 06/01/2012	225,000	224,786
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	365,000	390,854
Ticketmaster Entertainment, Inc.
10.75% due 08/01/2016	375,000	384,375
Tyson Foods, Inc.
8.25% due 10/01/2011	500,000	525,000
10.50% due 03/01/2014	750,000	849,375
U.S. Oncology Holdings, Inc., PIK
6.4275% due 03/15/2012	419,000	364,530
U.S. Oncology, Inc.
9.125% due 08/15/2017 (g)	400,000	421,000
United Rentals North America, Inc.
10.875% due 06/15/2016 (g)	675,000	722,250

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
United Surgical Partners International, Inc.
8.875% due 05/01/2017	$475,000	$466,687
Universal Hospital Services, Inc.
4.635% due 06/01/2015 (b)	200,000	169,500
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	100,000	98,000
US Oncology, Inc.
10.75% due 08/15/2014	200,000	209,000
Valassis Communications, Inc.
8.25% due 03/01/2015	650,000	582,563
Valeant Pharmaceuticals
8.375% due 06/15/2016 (g)	250,000	253,750
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	500,000	510,000
Watson Pharmaceuticals, Inc.
6.125% due 08/15/2019	280,000	294,475
WellPoint, Inc.
5.00% due 01/15/2011	415,000	427,717
6.00% due 02/15/2014	280,000	301,379
Wyeth
5.95% due 04/01/2037	205,000	225,755
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	575,000	540,500

		46,739,297

Diversified - 0.02%
JSG Funding PLC
7.75% due 04/01/2015	250,000	220,000
Energy - 4.03%
Amerada Hess Corp.
7.375% due 10/01/2009	65,000	65,000
Arch Coal, Inc.
8.75% due 08/01/2016 (g)	400,000	412,000
Berry Petroleum Company
10.25% due 06/01/2014	375,000	400,312
Bill Barrett Corp.
5.00% due 03/15/2028	302,000	285,012
9.875% due 07/15/2016	425,000	447,312
Boardwalk Pipelines LLC
5.50% due 02/01/2017	320,000	313,771
Boardwalk Pipelines LP
5.75% due 09/15/2019	415,000	414,322
Buckeye Partners LP
5.50% due 08/15/2019	465,000	475,268
6.05% due 01/15/2018	145,000	151,604
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013	275,000	292,476
6.25% due 03/15/2038	475,000	506,035
6.45% due 06/30/2033	65,000	69,450
Chesapeake Energy Corp.
6.375% due 06/15/2015	25,000	23,219
9.50% due 02/15/2015	1,300,000	1,368,250
Chevron Corp.
3.45% due 03/03/2012	575,000	598,614
4.95% due 03/03/2019	365,000	389,598
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	100,000	99,500
7.75% due 05/15/2017	1,750,000	1,736,875

The accompanying notes are an integral part of the financial statements.
364

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Complete Production Services, Inc.
8.00% due 12/15/2016	$1,450,000	$1,319,500
Compton Petroleum Finance Corp.
7.625% due 12/01/2013	600,000	453,000
Connacher Oil and Gas, Ltd.
10.25% due 12/15/2015 (g)	1,375,000	1,120,625
Conoco Funding Company
6.35% due 10/15/2011	75,000	82,185
ConocoPhillips Company
5.30% due 04/15/2012	480,000	518,838
5.75% due 02/01/2019	530,000	577,166
Continental Resources, Inc.
8.25% due 10/01/2019 (g)	175,000	179,812
Copano Energy LLC
8.125% due 03/01/2016	600,000	585,000
DCP Midstream LLC
9.70% due 12/01/2013 (g)	740,000	856,342
Denbury Resources, Inc.
9.75% due 03/01/2016	450,000	478,125
Devon Energy Corp.
5.625% due 01/15/2014	400,000	430,018
Devon Financing Corp.
6.875% due 09/30/2011	540,000	587,483
7.875% due 09/30/2031	405,000	501,653
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015	220,000	228,857
5.15% due 09/01/2014	375,000	397,105
5.875% due 05/01/2019	200,000	215,383
Duke Capital Corp.
7.50% due 10/01/2009	110,000	110,000
Dynegy Holdings, Inc.
7.50% due 06/01/2015	400,000	370,000
7.75% due 06/01/2019	1,675,000	1,427,937
Ecopetrol SA
7.625% due 07/23/2019 (g)	100,000	109,500
El Paso Corp.
8.25% due 02/15/2016	225,000	230,625
12.00% due 12/12/2013	1,175,000	1,339,500
El Paso Natural Gas Company
5.95% due 04/15/2017	98,000	101,241
EnCana Corp.
5.90% due 12/01/2017	425,000	453,877
6.50% due 08/15/2034	270,000	296,627
6.50% due 05/15/2019	345,000	383,003
Encore Acquisition Company
6.25% due 04/15/2014	300,000	279,000
7.25% due 12/01/2017	400,000	372,000
9.50% due 05/01/2016	200,000	211,000
Enterprise Products Operating LLC
5.25% due 01/31/2020	435,000	434,690
9.75% due 01/31/2014	135,000	162,997
Enterprise Products Operating LP
6.30% due 09/15/2017	220,000	236,958
EOG Resources, Inc.
5.875% due 09/15/2017	500,000	553,962
6.125% due 10/01/2013	230,000	256,648
Ferrellgas Partners LP
8.75% due 06/15/2012	875,000	883,750

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Forest Oil Corp.
7.25% due 06/15/2019	$250,000	$233,750
8.50% due 02/15/2014 (g)	100,000	100,750
Foundation PA Coal Company
7.25% due 08/01/2014	450,000	447,188
Gaz Capital for Gazprom
8.625% due 04/28/2034	165,000	180,196
Gaz Capital SA
7.288% due 08/16/2037	440,000	410,300
8.125% due 07/31/2014 (g)	125,000	133,750
8.146% due 04/11/2018	450,000	475,470
Gulfstream Natural Gas System LLC
6.95% due 06/01/2016 (g)	130,000	142,749
Helix Energy Solutions Group, Inc.
3.25% due 12/15/2025	69,000	60,634
Hercules Offshore, Inc.
3.375% due 06/01/2038	161,000	118,738
Hess Corp.
6.65% due 08/15/2011	350,000	375,587
7.875% due 10/01/2029	439,000	514,204
8.125% due 02/15/2019	290,000	348,390
Hilcorp Energy I LP
7.75% due 11/01/2015 (g)	1,350,000	1,275,750
International Coal Group, Inc.
10.25% due 07/15/2014	500,000	455,000
KazMunaiGaz Finance Sub BV
11.75% due 01/23/2015 (g)	350,000	413,875
KazMunaiGaz Finance Sub BV, Series REGS
9.125% due 07/02/2018	300,000	324,000
Kinder Morgan Finance Company
5.70% due 01/05/2016	440,000	419,100
Kinder Morgan, Inc.
6.50% due 09/01/2012	139,000	142,823
Magellan Midstream Partners LP
6.55% due 07/15/2019	355,000	394,483
Marathon Oil Corp.
5.90% due 03/15/2018	580,000	606,161
6.00% due 10/01/2017	240,000	252,257
6.50% due 02/15/2014	265,000	291,813
6.60% due 10/01/2037	80,000	84,778
Mariner Energy, Inc.
11.75% due 06/30/2016	450,000	484,875
Massey Energy Company
3.25% due 08/01/2015	313,000	248,540
Nabors Industries, Inc.
9.25% due 01/15/2019	570,000	677,395
Northwest Pipeline Corp.
5.95% due 04/15/2017	60,000	64,085
Nustar Logistics
7.65% due 04/15/2018	185,000	200,518
OPTI Canada, Inc.
7.875% due 12/15/2014	200,000	153,000
8.25% due 12/15/2014	1,150,000	891,250
Peabody Energy Corp.
7.375% due 11/01/2016	375,000	378,750
Pemex Project Funding Master Trust
1.599% due 06/15/2010 (b)(g)	195,000	194,025
5.75% due 03/01/2018	2,645,000	2,615,244

The accompanying notes are an integral part of the financial statements.
365

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Penn Virginia Corp.
4.50% due 11/15/2012	$350,000	$316,939
10.375% due 06/15/2016	250,000	270,000
Petrobras International Finance Company
5.875% due 03/01/2018	280,000	290,426
7.875% due 03/15/2019	236,000	272,285
Petro-Canada
6.80% due 05/15/2038	125,000	133,418
PetroHawk Energy Corp.
7.875% due 06/01/2015 (g)	175,000	172,375
9.125% due 07/15/2013	650,000	667,875
10.50% due 08/01/2014	900,000	967,500
Petroleos de Venezuela SA
5.25% due 04/12/2017	2,280,000	1,396,500
Petroleos Mexicanos
8.00% due 05/03/2019	200,000	228,400
Plains All American Pipeline LP
4.25% due 09/01/2012	295,000	303,264
5.75% due 01/15/2020	765,000	770,920
Plains Exploration & Production Company
7.00% due 03/15/2017	125,000	119,063
Praxair, Inc.
5.20% due 03/15/2017	205,000	219,754
Premcor Refining Group, Inc.
6.75% due 02/01/2011	110,000	113,653
Pride International, Inc.
8.50% due 06/15/2019	200,000	220,000
Quicksilver Resources, Inc.
11.75% due 01/01/2016	525,000	578,813
Range Resources Corp.
6.375% due 03/15/2015	625,000	607,813
7.50% due 05/15/2016	150,000	150,000
Rowan Companies, Inc.
7.875% due 08/01/2019	360,000	387,065
SandRidge Energy, Inc.
4.2219% due 04/01/2014 (b)	500,000	445,496
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015	1,000,000	991,250
SeaRiver Maritime, Inc.
0.01% due 09/01/2012	475,000	441,032
Shell International Finance BV
4.30% due 09/22/2019	1,270,000	1,276,224
6.375% due 12/15/2038	440,000	522,479
Smith International, Inc.
8.625% due 03/15/2014	100,000	114,840
Southeast Supply Header LLC
4.85% due 08/15/2014	440,000	447,979
Southern Natural Gas Company
5.90% due 04/01/2017 (g)	98,000	100,930
Spectra Energy Capital LLC
5.65% due 03/01/2020	520,000	533,121
Sunoco, Inc.
4.875% due 10/15/2014	25,000	25,405
5.75% due 01/15/2017	240,000	239,216
9.625% due 04/15/2015	885,000	1,051,356
Tennessee Gas Pipeline Company
8.00% due 02/01/2016	50,000	56,750
TEPPCO Partners LP
5.90% due 04/15/2013	330,000	344,936

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
TEPPCO Partners LP (continued)
7.55% due 04/15/2038	$520,000	$613,373
Texas Gas Transmission LLC
5.50% due 04/01/2013 (g)	1,220,000	1,250,178
TransCanada Pipelines, Ltd.
7.125% due 01/15/2019	205,000	242,505
Transocean, Inc.
5.25% due 03/15/2013	510,000	539,223
Valero Energy Corp.
6.125% due 06/15/2017	520,000	536,869
9.375% due 03/15/2019	150,000	174,791
Weatherford International, Ltd.
9.625% due 03/01/2019	305,000	381,808
Williams Companies, Inc.
7.75% due 06/15/2031	50,000	52,429
8.125% due 03/15/2012	630,000	684,791
8.75% due 01/15/2020	385,000	442,613
XTO Energy, Inc.
4.625% due 06/15/2013	570,000	589,652
5.65% due 04/01/2016	435,000	454,645
YPF SA, MTNC
10.00% due 11/02/2028	195,000	188,175

		59,830,582

Financial - 8.86%
AAC Group Holding Corp.
10.25% due 10/01/2012 (g)	125,000	120,000
ACE INA Holdings, Inc.
5.70% due 02/15/2017	255,000	275,057
5.90% due 06/15/2019	145,000	157,912
Aflac, Inc.
8.50% due 05/15/2019	630,000	751,004
AMB Property LP, MTN
5.90% due 08/15/2013	40,000	37,536
6.30% due 06/01/2013	225,000	218,826
American Express Centurion Bank
5.55% due 10/17/2012	115,000	121,886
American Express Company
7.25% due 05/20/2014	435,000	488,752
American Express Credit Corp.
5.125% due 08/25/2014	690,000	713,748
American Express Credit Corp., MTN
5.875% due 05/02/2013	400,000	424,110
American Express Credit Corp., Series C
7.30% due 08/20/2013	310,000	343,788
Ameriprise Financial, Inc.
7.30% due 06/28/2019	530,000	584,257
Arch Western Finance LLC
6.75% due 07/01/2013	100,000	98,375
ATF Bank
9.00% due 05/11/2016	150,000	137,250
9.25% due 04/12/2012	50,000	49,375
Atlantic Finance, Ltd.
8.75% due 05/27/2014	200,000	198,822
AvalonBay Communities, Inc., MTN
4.95% due 03/15/2013	55,000	55,883
6.10% due 03/15/2020	1,065,000	1,101,601
6.125% due 11/01/2012	175,000	187,072
6.625% due 09/15/2011	255,000	271,538

The accompanying notes are an integral part of the financial statements.
366

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
BAC Capital Trust VI
5.625% due 03/08/2035	$463,000	$359,006
Banco Nacional de Desenvolvimento Economico e
Social
6.369% due 06/16/2018	340,000	357,425
Bank of America Corp.
4.375% due 12/01/2010	200,000	203,671
5.65% due 05/01/2018	6,395,000	6,314,359
5.75% due 08/15/2016	205,000	201,811
6.50% due 08/01/2016	875,000	919,757
7.375% due 05/15/2014	1,700,000	1,891,529
7.40% due 01/15/2011	50,000	52,502
Bank of New York Mellon Corp.
4.30% due 05/15/2014	1,265,000	1,339,572
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013	365,000	388,583
Bank One Corp.
5.25% due 01/30/2013	180,000	190,107
5.90% due 11/15/2011	50,000	53,460
7.875% due 08/01/2010	500,000	526,222
Banque du Liban, EMTN
10.00% due 04/25/2015	100,000	113,500
Barclays Bank PLC
5.20% due 07/10/2014	510,000	538,722
6.75% due 05/22/2019	380,000	425,005
7.40% due 12/15/2009	300,000	303,091
BB&T Capital Trust II
6.75% due 06/07/2036	190,000	177,058
BB&T Corp.
5.70% due 04/30/2014	1,745,000	1,889,755
Berkshire Hathaway Finance Corp.
4.60% due 05/15/2013	425,000	450,246
Boeing Capital Corp., Ltd.
7.375% due 09/27/2010	365,000	385,052
BP Capital Markets PLC
1.55% due 08/11/2011	190,000	190,643
3.125% due 03/10/2012	550,000	568,191
4.75% due 03/10/2019	485,000	509,918
Camden Property Trust
4.375% due 01/15/2010	80,000	80,510
Capital One Capital IV
6.745% until 02/17/2032, then variable
due 02/17/2037	425,000	323,000
Capital One Financial Corp.
7.375% due 05/23/2014	320,000	357,124
Caterpillar Financial Services Corp., MTN
4.25% due 02/08/2013	235,000	242,061
5.85% due 09/01/2017	170,000	182,869
CenterCredit International BV
8.625% due 01/30/2014	400,000	352,000
Citigroup, Inc.
5.125% due 02/14/2011	300,000	305,797
5.50% due 08/27/2012	225,000	231,744
5.50% due 04/11/2013	650,000	665,162
5.50% due 10/15/2014	855,000	853,765
5.85% due 07/02/2013	590,000	600,625
6.125% due 05/15/2018	3,755,000	3,697,334
6.50% due 08/19/2013	135,000	141,716
8.50% due 05/22/2019	950,000	1,072,393

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Countrywide Financial Corp.
4.50% due 06/15/2010		$145,000	$146,531
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		450,000	462,926
6.125% due 11/15/2011		460,000	496,563
Credit Suisse Guernsey, Ltd.
5.86% due 05/29/2049 (b)		300,000	228,000
Credit Suisse New York
5.30% due 08/13/2019		900,000	922,812
5.50% due 05/01/2014		1,695,000	1,821,411
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	180,810
Digicel, Ltd.
9.25% due 09/01/2012 (g)		800,000	812,000
Discover Financial Services
10.25% due 07/15/2019		640,000	732,524
Dubai Holding Commercial Operations, EMTN
4.75% due 01/30/2014	EUR	100,000	124,385
Duke Realty LP
6.25% due 05/15/2013		$245,000	243,103
E*Trade Financial Corp.
7.375% due 09/15/2013		1,250,000	1,131,250
7.875% due 12/01/2015		675,000	594,000
12.50% due 11/30/2017		1,708,000	1,895,880
ERP Operating LP
3.85% due 08/15/2026		13,000	12,879
5.25% due 09/15/2014		200,000	202,900
Federal Realty Investment Trust
6.00% due 07/15/2012		155,000	160,324
Fifth Third Bancorp
6.25% due 05/01/2013		800,000	825,125
8.25% due 03/01/2038		150,000	139,802
Ford Motor Credit Company LLC
7.50% due 08/01/2012		1,025,000	984,171
8.70% due 10/01/2014		1,200,000	1,175,461
12.00% due 05/15/2015		475,000	523,415
Fresenius US Finance II, Inc.
9.00% due 07/15/2015 (g)		275,000	302,500
GATX Financial Corp.
5.50% due 02/15/2012		285,000	293,065
General Electric Capital Corp.
4.80% due 05/01/2013		1,575,000	1,634,984
5.625% due 05/01/2018		645,000	641,905
5.875% due 01/14/2038		695,000	637,371
5.90% due 05/13/2014		520,000	557,591
General Electric Capital Corp., MTN
5.25% due 10/19/2012		450,000	475,759
6.00% due 08/07/2019		5,460,000	5,538,848
General Electric Capital Corp., Series A
5.875% due 02/15/2012		500,000	532,388
General Electric Capital Corp., Series A, MTN
4.25% due 09/13/2010		695,000	710,808
6.00% due 06/15/2012		680,000	728,296
GMAC LLC
6.875% due 09/15/2011		500,000	470,545
6.875% due 09/15/2011 (g)		525,000	496,125
7.75% due 01/19/2010 (g)		225,000	224,719
8.00% due 11/01/2031 (g)		1,300,000	1,046,500

The accompanying notes are an integral part of the financial statements.
367

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Goldman Sachs Group, Inc.
3.625% due 08/01/2012	$105,000	$107,793
6.00% due 05/01/2014	340,000	369,762
6.15% due 04/01/2018	1,470,000	1,546,312
6.345% due 02/15/2034	361,000	331,536
6.60% due 01/15/2012	2,095,000	2,274,900
6.75% due 10/01/2037	550,000	567,617
6.875% due 01/15/2011	700,000	743,289
7.50% due 02/15/2019	1,475,000	1,686,835
GTB Finance BV
8.50% due 01/29/2012	375,000	352,979
HBOS PLC
6.00% due 11/01/2033 (g)	390,000	274,169
Hexion U.S. Finance Corp/Hexion Nova Scotia
Finance ULC
9.75% due 11/15/2014	650,000	559,000
Hospitality Properties Trust
5.625% due 03/15/2017	255,000	216,145
7.875% due 08/15/2014	235,000	235,452
Host Hotels & Resorts LP
2.625% due 04/15/2027 (g)	575,000	528,281
Host Marriott LP, Series Q
6.75% due 06/01/2016	650,000	617,500
HSBC Bank USA, Inc.
4.625% due 04/01/2014	100,000	103,207
HSBC Holdings PLC
6.50% due 05/02/2036	170,000	184,172
HSBK Europe BV
7.25% due 05/03/2017	100,000	83,500
7.75% due 05/13/2013	280,000	264,250
9.25% due 10/16/2013	250,000	245,000
HUB International Holdings, Inc.
9.00% due 12/15/2014 (g)	575,000	554,875
10.25% due 06/15/2015 (g)	1,025,000	954,531
Icahn Enterprises LP
4.00% due 08/15/2013 (b)	858,000	703,560
7.125% due 02/15/2013	625,000	601,562
Independence Community Bank Corp.
2.4169% due 04/01/2014 (b)	15,000	13,660
International Lease Finance Corp., MTN
5.30% due 05/01/2012	480,000	403,437
5.45% due 03/24/2011	635,000	585,359
6.625% due 11/15/2013	695,000	551,078
iPayment Investors LP
11.625% due 07/15/2014 (b)(g)	471,525	311,207
Janus Capital Group, Inc.
6.95% due 06/15/2017	625,000	594,741
Jefferies Group, Inc.
5.875% due 06/08/2014	176,000	178,550
6.25% due 01/15/2036	245,000	195,951
8.50% due 07/15/2019	175,000	185,214
John Deere Capital Corp.
7.00% due 03/15/2012	80,000	89,268
John Deere Capital Corp., MTN
4.95% due 12/17/2012	1,030,000	1,113,284
5.50% due 04/13/2017	140,000	151,237
JPMorgan Chase & Company
2.125% due 12/26/2012	55,000	55,736
4.65% due 06/01/2014	1,965,000	2,049,467

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
JPMorgan Chase & Company (continued)
4.75% due 05/01/2013		$1,045,000	$1,106,340
6.00% due 01/15/2018		4,545,000	4,878,262
6.30% due 04/23/2019		970,000	1,058,975
6.40% due 05/15/2038		405,000	453,415
JPMorgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		110,000	105,492
JPMorgan Chase Capital XXII, Series V
6.45% due 02/02/2037		245,000	220,500
KAR Holdings, Inc.
4.4831% due 05/01/2014 (b)		250,000	225,000
10.00% due 05/01/2015		1,325,000	1,331,625
Kimco Realty Corp., MTN
4.904% due 02/18/2015		55,000	53,232
Kreditanstalt fuer Wiederaufbau, EMTN
7.375% due 01/27/2010	NGN	50,000,000	328,772
Lincoln National Corp.
8.75% due 07/01/2019		$250,000	289,142
Mack-Cali Realty Corp.
7.75% due 08/15/2019		190,000	195,775
Mack-Cali Realty LP
5.80% due 01/15/2016		75,000	69,515
Markel Corp.
7.125% due 09/30/2019		835,000	866,123
MassMutual Global Funding II
3.625% due 07/16/2012 (g)		386,000	397,765
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013		850,000	881,383
7.75% due 05/14/2038		435,000	490,210
Merrill Lynch & Company, Inc., MTN
6.15% due 04/25/2013		210,000	222,201
6.875% due 04/25/2018		805,000	846,616
MetLife, Inc.
6.75% due 06/01/2016		80,000	89,281
Metropolitan Life Global Funding
5.125% due 11/09/2011 (g)		435,000	456,597
Metropolitan Life Global Funding I
5.125% due 06/10/2014 (g)		245,000	255,949
Morgan Stanley
4.00% due 01/15/2010		500,000	503,894
6.00% due 05/13/2014		295,000	314,059
7.30% due 05/13/2019		1,835,000	2,019,003
Morgan Stanley, MTN
5.625% due 01/09/2012		50,000	52,980
6.00% due 04/28/2015		5,620,000	5,951,411
6.625% due 04/01/2018		590,000	623,880
National Gas Company
6.05% due 01/15/2036 (g)		100,000	85,993
National Rural Utilities Cooperative Finance Corp
3.875% due 09/16/2015		1,010,000	1,020,956
Nexstar Finance, Inc.
7.00% due 01/15/2014		111,000	55,500
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010 (g)		100,000	99,794
NLV Financial Corp.
7.50% due 08/15/2033 (g)		265,000	204,210
Northern Trust Company, BKNT
4.60% due 02/01/2013		100,000	105,781

The accompanying notes are an integral part of the financial statements.
368

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Northern Trust Corp.
4.625% due 05/01/2014	$245,000	$260,692
5.30% due 08/29/2011	141,000	150,603
5.50% due 08/15/2013	235,000	257,598
Nuveen Investments, Inc.
5.00% due 09/15/2010	350,000	336,000
10.50% due 11/15/2015 (g)	600,000	519,000
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015	1,000,000	680,000
Ohio National Financial Services, Inc.
6.35% due 04/01/2013 (g)	15,000	15,110
PF Export Receivables Master Trust
6.436% due 06/01/2015 (g)	41,760	43,739
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp
10.625% due 04/01/2017	200,000	204,250
PNC Funding Corp.
5.625% due 02/01/2017	195,000	191,877
6.70% due 06/10/2019	495,000	547,815
7.50% due 11/01/2009	285,000	286,113
Pricoa Global Funding I
5.45% due 06/11/2014 (g)	650,000	684,828
Principal Financial Group, Inc.
6.05% due 10/15/2036	180,000	166,526
7.875% due 05/15/2014	785,000	867,478
8.875% due 05/15/2019	200,000	239,632
Principal Life Global Funding I
5.25% due 01/15/2013 (g)	160,000	162,925
Principal Life Income Funding Trusts
5.20% due 11/15/2010	35,000	35,158
Prudential Financial, Inc.
6.20% due 01/15/2015	245,000	259,201
Prudential Financial, Inc., MTN
4.75% due 09/17/2015	710,000	705,019
Rainbow National Services LLC
8.75% due 09/01/2012 (g)	75,000	76,500
Raymond James Financial, Inc.
8.60% due 08/15/2019	450,000	496,920
Reckson Operating Partnership
6.00% due 03/31/2016	200,000	175,082
Regency Centers LP
5.875% due 06/15/2017	120,000	112,793
Reliance Intermediate Holdings LP
9.50% due 12/15/2019 (g)	600,000	592,500
RLI Corp.
5.95% due 01/15/2014	15,000	14,860
Simon Property Group LP, REIT
4.60% due 06/15/2010	125,000	126,254
5.30% due 05/30/2013	120,000	122,686
5.75% due 12/01/2015	480,000	490,998
6.75% due 05/15/2014	495,000	530,878
10.35% due 04/01/2019	35,000	43,556
SLM Corp.
5.45% due 04/25/2011	750,000	707,377
SLM Corp., MTN
5.125% due 08/27/2012	225,000	192,527
8.45% due 06/15/2018	1,075,000	857,313
SLM Corp., MTN, Series A
5.375% due 05/15/2014	350,000	267,882

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
State Street Corp.
4.30% due 05/30/2014	$290,000	$304,702
Sun Life Financial Global Funding LP
0.8275% due 10/06/2013 (b)(g)	250,000	219,955
SunTrust Banks, Inc.
7.75% due 05/01/2010	250,000	257,299
TAM Capital, Inc.
7.375% due 04/25/2017	200,000	190,000
Teco Finance, Inc.
6.572% due 11/01/2017	35,000	36,131
7.00% due 05/01/2012	50,000	53,415
The Travelers Companies, Inc.
5.90% due 06/02/2019	375,000	420,205
TNK-BP Finance SA
6.625% due 03/20/2017	200,000	183,760
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	150,000	135,177
TransCapitalInvest, Ltd.
8.70% due 08/07/2018	300,000	328,500
UCI Holdco, Inc.
9.25% due 12/15/2013	513,022	207,774
US Bancorp
4.20% due 05/15/2014	750,000	783,745
US Bancorp, MTN, Series P
4.50% due 07/29/2010	160,000	165,018
US Bank NA, BKNT
6.375% due 08/01/2011	655,000	707,588
USI Holdings Corp.
9.75% due 05/15/2015 (g)	225,000	199,406
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	400,000	416,000
Ventas Realty LP
6.50% due 06/01/2016	465,000	451,050
Ventas Realty LP, Series 1
6.50% due 06/01/2016	225,000	218,250
Visant Corp.
7.625% due 10/01/2012	300,000	300,375
Visant Holding Corp.
10.25% due 12/01/2013	525,000	543,375
VTB Capital SA
6.875% due 05/29/2018	250,000	246,875
Wachovia Corp.
5.75% due 02/01/2018	2,775,000	2,936,938
WEA Finance LLC
6.75% due 09/02/2019 (g)	375,000	379,312
7.50% due 06/02/2014 (g)	455,000	490,355
Wells Fargo & Company
2.125% due 06/15/2012	30,000	30,430
4.20% due 01/15/2010	475,000	478,748
4.875% due 01/12/2011	210,000	216,890
Wells Fargo Bank NA
4.75% due 02/09/2015	260,000	263,635
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (g)	265,000	268,887
Willis North America, Inc.
6.20% due 03/28/2017	195,000	190,882

The accompanying notes are an integral part of the financial statements.
369

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011 (g)	$180,000	$187,192

		131,577,359

Government - 0.03%
Mubadala Development Company
5.75% due 05/06/2014 (g)	350,000	369,708
Industrial - 2.27%
3M Company, MTN
4.65% due 12/15/2012	610,000	659,114
5.125% due 11/06/2009	95,000	95,422
5.70% due 03/15/2037	225,000	253,672
AGY Holding Corp.
11.00% due 11/15/2014	250,000	200,000
Allied Waste North America, Inc.
7.25% due 03/15/2015	1,000,000	1,043,750
7.875% due 04/15/2013	335,000	343,375
American Railcar Industries, Inc.
7.50% due 03/01/2014	375,000	348,750
Anixter, Inc.
10.00% due 03/15/2014	375,000	395,625
Ball Corp.
6.875% due 12/15/2012	625,000	629,687
7.125% due 09/01/2016	250,000	255,000
7.375% due 09/01/2019	175,000	177,625
BE Aerospace, Inc.
8.50% due 07/01/2018	475,000	486,875
Bombardier, Inc.
6.30% due 05/01/2014 (g)	575,000	554,875
6.75% due 05/01/2012 (g)	200,000	201,000
7.45% due 05/01/2034 (g)	275,000	239,937
8.00% due 11/15/2014 (g)	700,000	717,500
Bristow Group, Inc.
6.125% due 06/15/2013	400,000	382,500
7.50% due 09/15/2017	500,000	475,000
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017	361,000	388,413
6.15% due 05/01/2037	432,000	479,502
BWAY Corp.
10.00% due 04/15/2014 (g)	775,000	819,562
Canadian Pacific Railway Company
7.25% due 05/15/2019	425,000	493,046
Casella Waste Systems, Inc.
9.75% due 02/01/2013	750,000	693,750
Clarendon Alumina Production, Ltd.
8.50% due 11/16/2021	100,000	70,015
Clondalkin Acquisition BV
2.299% due 12/15/2013 (b)(g)	750,000	611,250
Columbus McKinnon Corp.
8.875% due 11/01/2013	560,000	565,600
Cooper US, Inc.
6.10% due 07/01/2017	210,000	232,021
CPM Holdings, Inc.
10.625% due 09/01/2014 (g)	175,000	180,687
CRH America, Inc.
5.30% due 10/15/2013 (g)	140,000	144,498
6.00% due 09/30/2016	240,000	246,039
Crown Americas LLC
7.625% due 05/15/2017 (g)	325,000	328,250

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Crown Americas LLC (continued)
7.75% due 11/15/2015	$525,000	$534,187
CSX Corp.
5.75% due 03/15/2013	290,000	309,236
Danaher Corp.
5.40% due 03/01/2019	245,000	266,449
DP World Sukuk, Ltd.
6.25% due 07/02/2017	250,000	243,950
Dycom Industries, Inc.
8.125% due 10/15/2015	250,000	227,500
Esco Corp.
4.174% due 12/15/2013 (b)(g)	175,000	157,500
8.625% due 12/15/2013 (g)	600,000	588,000
Flextronics International, Ltd.
6.25% due 11/15/2014	68,000	65,450
6.50% due 05/15/2013	247,000	240,825
GenCorp, Inc.
9.50% due 08/15/2013	725,000	580,000
General Dynamics Corp.
1.80% due 07/15/2011	225,000	226,188
4.50% due 08/15/2010	315,000	324,999
Graham Packaging Company
9.875% due 10/15/2014	700,000	719,250
Graphic Packaging International Corp.
9.50% due 08/15/2013	75,000	77,250
9.50% due 06/15/2017 (g)	275,000	292,187
9.50% due 06/15/2017 (g)	225,000	239,063
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	100,000	101,500
Hawk Corp.
8.75% due 11/01/2014	300,000	302,250
Holcim US Finance Sarl & Cie SCS
6.00% due 12/30/2019 (g)	890,000	900,830
Honeywell International, Inc.
4.25% due 03/01/2013	275,000	291,119
5.30% due 03/01/2018	255,000	274,496
Kansas City Southern Railway Company
13.00% due 12/15/2013	150,000	172,500
Koppers Holdings, Inc.
zero coupon, step up to 9.875% on
11/15/2009 due 11/15/2014	1,025,000	1,027,563
Koppers, Inc.
9.875% due 10/15/2013	149,000	153,843
L-3 Communications Corp., Series B
6.375% due 10/15/2015	500,000	505,000
Lafarge SA
6.15% due 07/15/2011	130,000	135,400
Lockheed Martin Corp.
4.121% due 03/14/2013	480,000	501,248
Manitowoc, Inc.
7.125% due 11/01/2013	500,000	432,500
Metals USA, Inc.
11.125% due 12/01/2015	325,000	312,406
Norfolk Southern Corp.
5.59% due 05/17/2025	25,000	25,793
5.75% due 04/01/2018	100,000	108,775
7.25% due 02/15/2031	110,000	137,981

The accompanying notes are an integral part of the financial statements.
370

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Northrop Grumman Corp.
7.125% due 02/15/2011	$640,000	$685,940
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (g)	650,000	656,500
10.625% due 08/15/2019 (g)	200,000	212,000
RBS Global, Inc.
9.50% due 08/01/2014	50,000	48,500
Republic Services, Inc.
5.50% due 09/15/2019 (g)	690,000	710,808
Rockwell Collins, Inc.
5.25% due 07/15/2019	620,000	668,627
Roper Industries, Inc.
6.25% due 09/01/2019	690,000	716,264
Sally Holdings LLC
9.25% due 11/15/2014	400,000	414,000
10.50% due 11/15/2016	100,000	104,250
Silgan Holdings, Inc.
6.75% due 11/15/2013	375,000	372,188
Solo Cup Company
8.50% due 02/15/2014	575,000	549,125
Spirit Aerosystems, Inc.
7.50% due 10/01/2017	150,000	149,250
Texas Industries, Inc.
7.25% due 07/15/2013	500,000	480,000
7.25% due 07/15/2013	175,000	168,000
TransDigm, Inc.
7.75% due 07/15/2014	375,000	372,188
Union Pacific Corp.
5.70% due 08/15/2018	220,000	237,307
7.875% due 01/15/2019	295,000	365,750
United Technologies Corp.
5.375% due 12/15/2017	120,000	130,917
5.40% due 05/01/2035	100,000	104,610
6.125% due 02/01/2019	1,710,000	1,956,445
6.35% due 03/01/2011	370,000	393,691
US Concrete, Inc.
8.375% due 04/01/2014	25,000	16,250
Vitro SA de CV
8.625% due 02/01/2012 ^	200,000	95,500
Waste Management, Inc.
6.10% due 03/15/2018	530,000	563,736
7.375% due 05/15/2029	15,000	16,983
WCA Waste Corp.
9.25% due 06/15/2014	400,000	383,000

		33,759,407

Technology - 0.68%
Advanced Micro Devices, Inc.
6.00% due 05/01/2015	725,000	545,997
Avago Technologies Finance
10.125% due 12/01/2013	375,000	394,688
Dun & Bradstreet Corp.
5.50% due 03/15/2011	120,000	123,160
First Data Corp.
9.875% due 09/24/2015	300,000	277,125
10.55% due 09/24/2015	1,622,741	1,395,557
11.25% due 03/31/2016	550,000	473,000
Hewlett-Packard Company
2.95% due 08/15/2012	520,000	533,154

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Technology (continued)
International Business Machines Corp.
6.50% due 10/15/2013	$375,000	$427,499
Oracle Corp.
5.00% due 01/15/2011	510,000	533,398
Seagate Technology HDD Holdings
6.375% due 10/01/2011	250,000	250,000
Seagate Technology International
10.00% due 05/01/2014 (g)	625,000	682,813
SS&C Technologies, Inc.
11.75% due 12/01/2013	75,000	78,844
STATS ChipPAC, Ltd.
6.75% due 11/15/2011	75,000	75,281
7.50% due 07/19/2010	475,000	479,156
Sungard Data Systems, Inc.
0.00% due 02/28/2014	248,125	248,900
9.125% due 08/15/2013	977,000	986,770
10.25% due 08/15/2015	125,000	127,500
10.625% due 05/15/2015 (g)	325,000	344,500
Xerox Corp.
5.50% due 05/15/2012	215,000	225,441
5.65% due 05/15/2013	1,150,000	1,196,675
6.35% due 05/15/2018	485,000	504,209
8.25% due 05/15/2014	170,000	193,237

		10,096,904

Utilities - 2.37%
AES Corp.
7.75% due 03/01/2014	50,000	50,375
8.875% due 02/15/2011	300,000	309,000
9.375% due 09/15/2010	350,000	360,500
9.75% due 04/15/2016 (g)	1,600,000	1,744,000
AGL Capital Corp.
5.25% due 08/15/2019	430,000	441,337
Alabama Power Company, Series 07-D
4.85% due 12/15/2012	300,000	325,497
Allegheny Energy Supply Company LLC
6.75% due 10/15/2039 (g)	1,040,000	1,050,033
Appalachian Power Company
6.375% due 04/01/2036	160,000	170,141
7.95% due 01/15/2020	345,000	419,483
Appalachian Power Company, Series O
5.65% due 08/15/2012	350,000	375,881
Atmos Energy Corp.
5.95% due 10/15/2034	35,000	34,555
8.50% due 03/15/2019	60,000	74,074
Baltimore Gas & Electric Company
5.90% due 10/01/2016	285,000	298,961
Black Hills Corp.
6.50% due 05/15/2013	225,000	236,237
9.00% due 05/15/2014	455,000	515,679
Carolina Power & Light Company
5.30% due 01/15/2019	150,000	162,453
CenterPoint Energy Transition Bond Company
LLC, Series A-2
4.97% due 08/01/2014	129,260	135,981
CenterPoint Energy, Inc., Series B
7.25% due 09/01/2010	175,000	179,669
Colorado Interstate Gas Company
5.95% due 03/15/2015	125,000	131,384

The accompanying notes are an integral part of the financial statements.
371

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Consolidated Edison Company of New York, Inc.
6.75% due 04/01/2038	$185,000	$221,143
Consumers Energy Company
5.80% due 09/15/2035	100,000	102,039
Consumers Energy Company, Series J
6.00% due 02/15/2014	165,000	180,007
Dominion Resources, Inc.
4.75% due 12/15/2010	345,000	356,923
5.20% due 08/15/2019	285,000	295,921
EDP Finance BV
4.90% due 10/01/2019 (g)	1,350,000	1,359,646
El Paso Electric Company
6.00% due 05/15/2035	245,000	214,702
Electricite de France SA
5.50% due 01/26/2014	405,000	444,414
6.95% due 01/26/2039 (g)	1,875,000	2,323,043
Empresas Publicas de Medellin ESP
7.625% due 07/29/2019 (g)	100,000	108,189
Energy Future Holdings Corp.
10.875% due 11/01/2017	1,375,000	1,038,125
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017	1,595,500	1,053,030
Entergy Gulf States Louisiana LLC
5.59% due 10/01/2024	795,000	793,197
Entergy Louisiana LLC
5.83% due 11/01/2010	30,000	30,064
Exelon Generation Company LLC
6.25% due 10/01/2039	945,000	964,526
FirstEnergy Solutions Corp.
4.80% due 02/15/2015 (g)	610,000	626,787
Illinois Power Company
6.125% due 11/15/2017	120,000	128,829
Intergas Finance BV, Series REGS
6.375% due 05/14/2017	100,000	90,500
Mirant Americas Generation LLC
8.30% due 05/01/2011	450,000	457,875
Mirant North America LLC
7.375% due 12/31/2013	800,000	796,000
Monongahela Power Company
5.70% due 03/15/2017 (g)	265,000	267,242
National Power Corp.
4.6569% due 08/23/2011 (b)(g)	150,000	153,750
6.875% due 11/02/2016	100,000	104,110
Nevada Power Company
5.875% due 01/15/2015	40,000	42,613
6.65% due 04/01/2036	1,205,000	1,313,517
Nevada Power Company, Series R
6.75% due 07/01/2037	245,000	270,755
Nisource Finance Corp.
0.9769% due 11/23/2009 (b)	385,000	384,709
6.15% due 03/01/2013	225,000	235,613
North American Energy Alliance LLC
10.875% due 06/01/2016 (g)	225,000	230,625
Northeast Utilities
5.65% due 06/01/2013	625,000	645,323
NRG Energy, Inc.
7.25% due 02/01/2014	375,000	368,438
7.375% due 02/01/2016	2,255,000	2,181,713

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Ohio Power Company
5.75% due 09/01/2013	$195,000	$209,626
Orion Power Holdings, Inc.
12.00% due 05/01/2010	225,000	232,875
Pacific Gas & Electric Company
4.80% due 03/01/2014	225,000	239,963
6.35% due 02/15/2038	115,000	133,941
Pennsylvania Electric Company
6.15% due 10/01/2038	1,375,000	1,375,171
Piedmont Natural Gas Company
6.00% due 12/19/2033	10,000	9,936
PNM Resources, Inc.
9.25% due 05/15/2015	550,000	555,500
PPL Electric Utilities Corp.
7.125% due 11/30/2013	155,000	178,018
Public Service Electric & Gas Company
5.70% due 12/01/2036	285,000	307,807
RRI Energy, Inc.
6.75% due 12/15/2014	510,000	524,025
7.625% due 06/15/2014	475,000	466,094
7.875% due 06/15/2017	375,000	366,094
San Diego Gas & Electric Company
6.00% due 06/01/2039	750,000	859,007
Sempra Energy
7.95% due 03/01/2010	100,000	102,826
Sierra Pacific Resources
7.803% due 06/15/2012	125,000	126,099
8.625% due 03/15/2014	350,000	360,063
Southern California Edison Company
5.75% due 03/15/2014	160,000	177,334
Southern Company
4.15% due 05/15/2014	405,000	418,375
Southern Company, Series A
5.30% due 01/15/2012	95,000	101,977
Tampa Electric Company
6.15% due 05/15/2037	235,000	251,348
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (g)	855,000	885,978
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016	316,875	212,306
Union Electric Company
5.40% due 02/01/2016	285,000	294,068
Veolia Environnement
5.25% due 06/03/2013	540,000	566,106
6.00% due 06/01/2018	455,000	489,596
Virginia Electric and Power Company
4.50% due 12/15/2010	230,000	237,273
5.10% due 11/30/2012	220,000	238,379
West Penn Power Company
5.95% due 12/15/2017 (g)	225,000	238,293
Westar Energy, Inc.
5.10% due 07/15/2020	155,000	153,607
Xcel Energy, Inc.
7.00% due 12/01/2010	25,000	26,284

		35,136,577

TOTAL CORPORATE BONDS (Cost $452,810,976)		$475,950,507

The accompanying notes are an integral part of the financial statements.
372

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.38%
Basic Materials - 0.02%
Steel Dynamics, Inc.
5.125% due 06/15/2014	$197,000	$234,134
Communications - 0.13%
Leap Wireless International, Inc.
4.50% due 07/15/2014	975,000	793,406
Lucent Technologies, Inc., Series B
2.875% due 06/15/2025	500,000	424,677
NII Holdings, Inc.
3.125% due 06/15/2012	400,000	349,500
Sinclair Broadcast Group, Inc.
3.00% due 05/15/2027	434,000	397,110

		1,964,693

Consumer, Cyclical - 0.11%
Airtran Holdings, Inc.
7.00% due 07/01/2023	343,000	338,712
Ford Motor Company
4.25% due 12/15/2036	965,000	978,269
JetBlue Airways Corp.
3.75% due 03/15/2035	325,000	321,344

		1,638,325

Energy - 0.01%
Peabody Energy Corp.
4.75% due 12/15/2066	200,000	176,000
Financial - 0.08%
E*Trade Financial Corp., Series A
0.00% due 08/31/2019	342,000	618,952
Kilroy Realty LP
3.25% due 04/15/2012 (g)	306,000	272,377
NASDAQ OMX Group, Inc.
2.50% due 08/15/2013	331,000	288,384

		1,179,713
Technology - 0.03%
Advanced Micro Devices, Inc.
5.75% due 08/15/2012	600,000	503,250

TOTAL CONVERTIBLE BONDS (Cost $4,262,586)		$5,696,115

MUNICIPAL BONDS - 0.23%
Connecticut - 0.01%
Connecticut State Development Authority
5.25% due 05/01/2031	130,000	132,738
District of Columbia - 0.00%
District of Columbia
4.75% due 06/01/2031	35,000	36,179
Florida - 0.03%
Orange County Florida Tourist Development
5.00% due 10/01/2018	355,000	395,953
Georgia - 0.04%
Atlanta Water & Wastewater Revenue
5.50% due 11/01/2017	230,000	256,080
De Kalb County Water and Sewer Revenue
5.00% due 10/01/2035	345,000	390,005

		646,085

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Illinois - 0.03%
Chicago Illinois Transit Authority, Series A
6.899% due 12/01/2040	$260,000	$290,285
Chicago Metropolitan Water Reclamation District
5.72% due 12/01/2038	180,000	197,705

		487,990

Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034	110,000	112,092
New York - 0.04%
Metropolitan Transportation Authority
7.336% due 11/15/2039	80,000	99,417
New York City Housing Development Corp.
6.42% due 11/01/2027	115,000	105,133
Triborough Bridge & Tunnel Authority
5.00% due 11/15/2038	385,000	412,959

		617,509

Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027	60,000	64,316
Pennsylvania - 0.02%
Commonwealth of Pennsylvania
5.00% due 01/01/2018	260,000	292,042
Utah - 0.02%
Utah Transit Authority Sales Tax Revenue
5.25% due 06/15/2038	290,000	318,205
West Virginia - 0.02%
Tobacco Settlement Finance Authority of West
Virginia
7.467% due 06/01/2047	320,000	251,411

TOTAL MUNICIPAL BONDS (Cost $3,238,966)		$3,354,520

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.06%
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (g)	350,000	336,000
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036	151,069	152,842
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	680,000	696,468
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501% due 07/10/2043	650,000	650,750
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
5.4508% due 02/25/2034 (b)	101,974	90,450
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
3.8826% due 05/25/2034 (b)	55,687	51,753
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.31% due 09/25/2034 (b)	129,220	118,162
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.8625% due 10/25/2034 (b)	49,900	46,211

The accompanying notes are an integral part of the financial statements.
373

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.0694% due 11/25/2035 (b)	$294,784	$232,989
Banc of America Mortgage Securities,
Series 2005-J, Class 3A1
5.2351% due 11/25/2035 (b)	167,447	124,597
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR9, Class A4A
4.871% due 09/11/2042	4,525,000	4,278,146
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW12, Class A4
5.9029% due 09/11/2038 (b)	385,000	373,772
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	45,000	39,710
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-T28, Class A4
5.742% due 09/11/2042 (b)	220,000	205,874
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PWR12, Class A1
5.546% due 09/11/2038 (b)	102,700	104,447
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	1,842	1,840
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	272,000	277,374
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A1
5.085% due 12/11/2040	339,228	343,560
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674% due 06/11/2041	492,000	473,994
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A1
4.498% due 09/11/2042	32,609	32,834
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	395,000	403,390
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274% due 02/13/2042	60,677	60,629
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94% due 10/12/2042	7,484	7,539
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AAB
5.53% due 09/11/2041	50,000	50,057
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class AAB
5.315% due 02/11/2044	600,000	571,705
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A1
5.282% due 06/11/2050	440,281	444,469
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Class AAB
5.608% due 10/15/2048 (g)	310,000	305,547
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A1
5.0468% due 07/15/2044	144,859	145,258

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3992% due 09/15/2020 (b)	$225,000	$221,877
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617% due 10/15/2048	1,735,000	1,601,292
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	50,000	46,956
Commercial Mortgage Loan Trust, Series
2008-LS1, Class A3
6.219% due 03/10/2017 (b)	1,850,000	1,579,140
Commercial Mortgage Pass Through Certificates,
Series 2007-C9, Class A4
6.01% due 12/10/2049 (b)	340,000	306,379
Credit Suisse Mortgage Capital Certificates, Series
2007-C4, Class A1
5.54% due 09/15/2039	92,981	94,753
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A1
4.771% due 09/15/2039	166,870	168,633
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	1,815,000	1,542,515
Credit Suisse Mortgage Capital Certificates,
Series 2007-C1, Class A1
5.227% due 02/15/2040	188,027	191,500
CS First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A1
3.819% due 05/15/2036	71,113	70,695
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	550,958
Federal Home Loan Mortgage Corp., Series 199,
Class PO
0.00% PO due 08/01/2028	5,912	5,211
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	213,598	220,386
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	90,400	3,306
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	28,138	1,831
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	100	0
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	164,428	174,799
Federal Home Loan Mortgage Corp., Series
2004-2809, Class EG
5.00% due 08/15/2021	95,649	97,688
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	600,000	619,998
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	386,112	410,071

The accompanying notes are an integral part of the financial statements.
374

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	$163,484	$170,864
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	74,407	75,880
Federal Home Loan Mortgage Corp., Series
2006-3177, Class PA
6.00% due 12/15/2026	158,822	161,460
Federal Home Loan Mortgage Corp., Series
2006-3195, Class PN
6.50% due 08/15/2030	564,479	586,215
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	147,878	156,329
Federal Home Loan Mortgage Corp., Series 2568,
Class KA
4.25% due 12/15/2021	177,884	181,983
Federal Home Loan Mortgage Corp., Series 2688,
Class DE
4.50% due 02/15/2020	218,080	224,029
Federal Home Loan Mortgage Corp., Series 3354,
Class PA
5.50% due 07/15/2028	513,761	532,452
Federal Home Loan Mortgage Corp., Series R005,
Class AB
5.50% due 12/15/2018	374,125	388,167
Federal Home Loan Mortgage Corp., Series R006,
Class AK
5.75% due 12/15/2018	342,539	354,813
Federal Home Loan Mortgage Corp., Series R013,
Class AB
6.00% due 12/15/2021	151,568	157,500
Federal Home Loan Mortgage Corp., Stated Final,
Series SF4, Class C
3.32% due 12/15/2011	3,400	3,394
Federal National Mortgage Association, Series
2002-84, Class VA
5.50% due 11/25/2013	130,033	137,274
Federal National Mortgage Association, Series
2003-32, Class PG
5.00% due 10/25/2027	284,985	286,819
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	7,905	108
Federal National Mortgage Association, Series
2003-88, Class TE
4.50% due 11/25/2014	154,172	153,860
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	26,006	26,477
Federal National Mortgage Association, Series
2006-3136, Class PB
6.00% due 01/15/2030	375,000	392,380
Federal National Mortgage Association, Series
2006-B2, Class AB
5.50% due 05/25/2014	181,868	186,381
Federal National Mortgage Association, Strip,
Series 319, Class 2
6.50% IO due 02/01/2032	22,342	4,350

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531% due 05/15/2033	$400,000	$416,843
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082% due 11/10/2045	197,794	200,980
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70% due 04/15/2034	58,239	60,706
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	385,111	412,784
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	29,844	32,098
Government National Mortgage Association, Series
1998-6, Class EA
0.00% PO due 03/16/2028	28,146	24,420
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	192,853	206,181
Government National Mortgage Association, Series
2001-56, Class PH
6.50% due 11/20/2031	253,350	272,427
Government National Mortgage Association, Series
2004-43, Class A
2.822% due 12/16/2019	720,603	728,166
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	49,000	51,584
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	776,000	806,999
Government National Mortgage Association, Series
2008-8, Class A
3.612% due 11/16/2027	1,005,639	1,018,426
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3
4.344% due 06/10/2036	21,749	21,736
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305% due 08/10/2042	207,225	206,012
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569% due 08/10/2042 (b)	600,000	594,916
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	124,000	125,177
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A1
5.233% due 03/10/2039	241,025	244,738
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	675,000	598,194
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553% due 04/10/2038 (b)	720,000	650,249
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244% due 04/15/2035	237,800	241,609

The accompanying notes are an integral part of the financial statements.
375

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	$216,100	$223,085
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2003-LN1, Class A1
4.134% due 10/15/2037	29,814	30,352
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	533,000	546,003
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	60,000	56,346
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A1
5.279% due 12/12/2043	155,915	159,763
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17% due 05/15/2047	174,858	177,863
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336% due 05/15/2047	620,000	531,261
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4
6.0065% due 06/15/2049 (b)	440,000	384,591
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.3063% due 11/25/2036	86,269	82,038
LB-UBS Commercial Mortgage Trust,
Series 2003-C7, Class A3
4.559% due 09/15/2027 (b)	525,000	531,775
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246% due 03/15/2029	246,493	246,786
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.742% due 02/15/2030	363,000	354,647
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A1
5.018% due 02/15/2031	192,394	194,256
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156% due 02/15/2031	1,367,500	1,286,901
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.43% due 02/15/2040	50,000	40,573
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.9836% due 08/12/2041	460,000	451,203
Morgan Stanley Capital I, Series 2007-IQ15, Class
A4
5.8804% due 06/11/2049 (b)	1,100,000	965,422
Morgan Stanley Capital I, Series 2007-T27, Class A2
5.8029% due 06/13/2042 (b)	400,000	384,821
Morgan Stanley Capital I, Series 2008-T29, Class A4
6.4579% due 01/11/2043 (b)	50,000	48,502
Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.447% due 02/12/2044 (b)	1,700,000	1,452,287
Morgan Stanley Capital I,
Series 2007-IQ14, Class A4
5.692% due 04/15/2049 (b)	1,885,000	1,541,752

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	$8,039	$8,166
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	312,000	327,487
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	126,243	129,193
Vendee Mortgage Trust, Series 1996-3, Class 4
9.5974% due 03/15/2025 (b)	12,349	13,303
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558% due 03/15/2045	4,468,000	4,315,269
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.7768% due 01/25/2034 (b)	359,721	349,458
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.5294% due 03/25/2035 (b)	284,962	258,862
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.9203% due 03/25/2035 (b)	170,189	157,406
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16, Class A1
5.668% due 10/25/2036 (b)	828,643	585,105

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $44,265,785)		$45,457,811

ASSET BACKED SECURITIES - 1.76%
American Express Credit Account Master Trust,
Series 2005-5, Class A
0.2834% due 02/15/2013 (b)	770,000	767,306
American Express Credit Account Master Trust,
Series 2006-B, Class A
0.2834% due 08/15/2013 (b)	220,000	218,328
American Express Credit Account Master Trust,
Series 2007-4, Class A
0.2334% due 12/17/2012 (b)	160,000	159,541
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53% due 01/06/2014	1,975,000	1,982,653
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.59% due 11/17/2014	435,000	472,910
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	37,360	28,874
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	112,100	113,663
BMW Vehicle Lease Trust, Series 2009-1, Class A3
2.91% due 03/15/2012	400,000	407,588
Cabela's Master Credit Card Trust, Series 2005-1A,
Class A1
4.97% due 10/15/2013 (g)	135,000	138,238
Capital Auto Receivables Asset Trust, Series
2007-SN2, Class A4
1.2734% due 05/16/2011 (b)	2,185,000	2,191,716
Capital One Multi-Asset Execution Trust, Series
2003-C3, Class C3
2.4934% due 07/15/2016 (b)	40,000	37,993

The accompanying notes are an integral part of the financial statements.
376

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Capital One Multi-Asset Execution Trust, Series
2003-C4, Class C4
6.00% due 08/15/2013	$335,000	$343,250
Capital One Multi-Asset Execution Trust, Series
2007-C3, Class C3
0.5334% due 04/15/2013	130,000	127,326
Capital One Multi-Asset Execution Trust, Series
2008-A1, Class A
0.9934% due 11/15/2012 (b)(g)	1,125,000	1,125,974
Capital One Multi-Asset Execution Trust,
Series 2005-A7, Class A7
4.70% due 06/15/2015	1,050,000	1,117,821
Capital One Prime Auto Receivables Trust, Series
2006-1, Class A4
5.01% due 11/15/2011	391,514	395,830
Capital One Prime Auto Receivables Trust, Series
2006-2, Class A4
4.94% due 07/15/2012	346,154	354,199
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-2, Class 1M1
5.599% due 09/25/2031	16,954	7,664
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-4, Class 2A1
0.9863% due 10/25/2032 (b)	8,108	5,662
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2003-3, Class 1A6
3.717% due 10/25/2014	104,682	90,830
Chase Issuance Trust, Series 2007-A15, Class A
4.96% due 09/17/2012	805,000	837,035
Citibank Credit Card Issuance Trust, Series
2007-A5, Class A5
5.50% due 06/22/2012	1,100,000	1,136,958
CNH Equipment Trust, Series 2007-A, Class B
5.09% due 06/16/2014	295,000	261,243
CNH Equipment Trust, Series 2009-B, Class A3
2.97% due 03/15/2013	460,000	467,564
Daimler Chrysler Auto Trust, Series 2008-A, Class
A3A
3.70% due 06/08/2012	475,000	484,048
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42% due 03/01/2015	425,000	472,494
Florida Power & Light Recovery Funding LLC,
Series 2007-A, Class A2
5.044% due 08/01/2015	700,000	752,509
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A
3.69% due 07/15/2015	1,243,000	1,278,348
Honda Auto Receivables Owner Trust, Series
2009-2, Class A4
4.43% due 07/15/2015	290,000	301,631
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.10% due 03/18/2011	121,680	123,238
Household Automotive Trust,
Series 2006-2, Class A4
5.67% due 06/17/2013	220,000	228,984
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26% due 11/15/2012	105,325	106,931

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
John Deere Owner Trust, Series 2009-A, Class A3
2.59% due 10/15/2013	$175,000	$177,145
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	116,057	117,666
John Deere Owner Trust, Series 2008-A, Class A2
3.63% due 03/15/2011	46,970	47,024
John Deere Owner Trust, Series 2008-A, Class A3
4.18% due 06/15/2012	300,000	304,349
JPMorgan Auto Receivables Trust,
Series 2007-A, Class A4
5.19% due 02/15/2014 (g)	240,000	246,456
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A
5.737% due 04/20/2028 (g)	387,047	346,089
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class B
5.827% due 04/20/2028 (g)	15,930	12,227
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A
5.362% due 10/20/2028 (g)	135,616	118,954
MBNA Credit Card Master Note Trust, Series
2006-C3, Class C3
0.5334% due 10/15/2013 (b)	425,000	404,560
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10% due 10/15/2012	250,000	255,202
Nissan Auto Lease Trust, Series 2009-A, Class A3
2.92% due 12/15/2011	230,000	234,473
Nissan Auto Receivables Owner Trust, Series
2008-A, Class A3
3.89% due 08/15/2011	242,617	246,500
Nissan Auto Receivables Owner Trust, Series
2009-A, Class A4
4.74% due 08/17/2015	1,230,000	1,303,804
Nordstrom Private Label
Credit Card Master Note Trust,
Series 2007-1A, Class A
4.92% due 05/15/2013 (g)	350,000	355,383
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	381,000	395,891
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61% due 06/15/2015	412,000	460,520
Reliant Energy Transport Bond Company,
Series 2001-1, Class A4
5.63% due 09/15/2015	276,952	300,735
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
3.60% due 04/25/2033	18,527	13,522
SLM Student Loan Trust, Series 2008-4, Class A2
1.5538% due 07/25/2016 (b)	725,000	733,934
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011	54,811	55,137
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012	525,000	538,372
USAA Auto Owner Trust, Series 2007-1, Class A4
5.55% due 02/15/2013	1,085,000	1,145,452

The accompanying notes are an integral part of the financial statements.
377

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
USAA Auto Owner Trust, Series 2007-2, Class A3
4.90% due 02/15/2012	$606,385	$617,158
USAA Auto Owner Trust, Series 2008-1, Class A3
4.16% due 04/16/2012	366,030	373,245
Volkswagen Auto Lease Trust, Series 2009-A,
Class A3
3.41% due 04/16/2012	480,000	492,892
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	220,000	192,844
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.38% due 03/20/2013	153,406	157,650

TOTAL ASSET BACKED SECURITIES
(Cost $25,641,090)		$26,185,533

SECURITIES LENDING COLLATERAL - 1.44%
Securities Lending Collateral - 1.44%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	2,141,143	21,432,844

TOTAL SECURITIES LENDING COLLATERAL
(Cost $21,434,229)		$21,432,844

SHORT TERM INVESTMENTS - 6.11%
T. Rowe Price Reserve Investment
Fund, 0.3011%	$90,657,462	$90,651,462

TOTAL SHORT TERM INVESTMENTS
(Cost $90,651,462)		$90,651,462

REPURCHASE AGREEMENTS - 0.42%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$6,161,002 on 10/01/2009,
collateralized by $6,250,000
Federal Home Loan Mortgage
Corp., 1.75% due 07/07/2011
(valued at $6,289,063, including
interest)	$6,161,000	$6,161,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,161,000)		$6,161,000

Total Investments (Spectrum Income Trust)
(Cost $1,491,961,609) - 103.75%		$1,539,952,173
Other assets and liabilities, net - (3.75)%		(55,648,283)

TOTAL NET ASSETS - 100.00%		$1,484,303,890

Strategic Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 6.40%
Treasury Inflation-Protected
Securities (d) - 3.37%
2.375% due 01/15/2025 ***	$10,282,770	$10,780,847
3.875% due 04/15/2029	1,663,751	2,142,079

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
Treasury Inflation-Protected
Securities (d) (continued)
2.50% due 01/15/2029	$4,804,801	$5,163,662
1.625% due 01/15/2015	2,627,960	2,677,235
2.00% due 07/15/2014	628,392	653,134
2.625% due 07/15/2017	10,391	11,281

		21,428,238

U.S. Treasury Bonds - 1.82%
3.50% due 02/15/2039	953,000	863,359
4.25% due 05/15/2039	2,660,000	2,751,852
4.50% due 08/15/2039	5,930,000	6,393,281
8.75% due 08/15/2020	1,060,000	1,553,728

		11,562,220

U.S. Treasury Notes - 1.05%
1.75% due 08/15/2012	2,720,000	2,748,049
3.00% due 09/30/2016	3,230,000	3,242,868
3.125% due 05/15/2019	520,000	511,672
3.625% due 08/15/2019	190,000	195,017

		6,697,606

U.S. Treasury Strips - 0.16%
0.01% due 05/15/2018	1,360,000	1,014,696

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $40,104,836)		$40,702,760

U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.77%
Federal Home Loan Bank - 6.40%
1.625% due 07/27/2011	1,320,000	1,335,135
4.50% due 10/09/2009	39,300,000	39,336,628

		40,671,763

Federal Home Loan Mortgage Corp. - 4.36%
0.3894% due 05/04/2011 (b)	1,000,000	1,000,534
3.00% due 07/28/2014	3,990,000	4,069,417
5.00% due 12/01/2034	114,491	118,820
5.50% due 11/01/2035 to 01/01/2038	19,484,594	20,441,346
5.50% TBA **	2,000,000	2,093,203

		27,723,320

Federal National Mortgage
Association - 19.43%
3.016% due 11/01/2035	212,660	215,591
4.625% due 05/01/2013	1,760,000	1,852,938
5.00% due 08/01/2034 to 11/01/2036	6,075,972	6,302,148
5.00% TBA **	60,800,000	62,754,500
5.25% due 08/01/2012	1,900,000	2,030,587
5.50% due 02/01/2035 to 05/01/2038	25,870,521	27,155,638
5.50% TBA **	12,140,000	12,698,629
6.00% due 04/18/2036	970,000	1,039,441
6.00% TBA **	5,700,000	6,017,688
6.25% due 02/01/2011	3,160,000	3,346,547
7.50% due 07/01/2030 to 02/01/2031	13,328	14,647
8.00% due 08/01/2027	59,678	66,074
8.80% due 01/25/2019	42,019	47,335
10.40% due 04/25/2019	8,514	9,307

		123,551,070

The accompanying notes are an integral part of the financial statements.
378

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association - 2.68%
5.00% due 04/15/2034 to 04/15/2035		$3,698,752	$3,855,408
6.00% TBA **		12,500,000	13,192,875
7.50% due 04/15/2022 to 10/15/2027		12,851	14,080

			17,062,363

Mortgage Securities - 0.03%
5.00% TBA **		200,000	206,969
Tennessee Valley Authority - 0.11%
5.25% due 09/15/2039		680,000	717,483
The Financing Corp. - 0.76%
0.01% due 02/08/2018		310,000	219,013
0.01% due 03/07/2019		450,000	298,898
0.01% due 06/06/2019		150,000	99,722
0.01% due 05/11/2018		1,130,000	793,910
0.01% due 08/03/2018		490,000	336,955
0.01% due 08/03/2018		880,000	612,525
0.01% due 08/03/2018		470,000	327,144
0.01% due 04/06/2018		920,000	644,902
0.01% due 08/03/2018 to 09/26/2019		1,140,000	781,182
0.01% due 11/02/2018		1,070,000	724,045

			4,838,296

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $211,531,503)			$214,771,264

FOREIGN GOVERNMENT OBLIGATIONS - 3.79%
Brazil - 2.07%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	1,130,000	1,185,635
10.00% due 01/01/2012		4,461,000	2,513,178
10.00% due 07/01/2010		16,265,000	9,453,760
10.00% due 01/01/2010		1,000	579

			13,153,152

Indonesia - 0.33%
Republic of Indonesia
11.00% due 09/15/2025	IDR	19,615,000,000	2,070,037
Italy - 0.32%
Republic of Italy
5.804% due 10/25/2032		$1,948,000	2,030,243
Russia - 0.17%
Government of Russia
7.50% due 03/31/2030		1,019,520	1,106,791
Turkey - 0.90%
Republic of Turkey
6.875% due 03/17/2036		5,731,000	5,731,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $21,905,211)			$24,091,223

CORPORATE BONDS - 52.95%
Basic Materials - 2.53%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 ^ (g)		980,000	965,300
Appleton Papers, Inc.
8.125% due 06/15/2011		50,000	40,562

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	$430,000	$194,037
Arco Chemical Company
9.80% due 02/01/2020 ^	100,000	67,500
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	2,560,000	2,723,200
Methanex Corp.
8.75% due 08/15/2012	45,000	46,125
NewPage Corp.
6.7331% due 05/01/2012 (b)	765,000	474,300
11.375% due 12/31/2014 (g)	545,000	535,463
Noranda Aluminium Acquisition Corp., PIK
5.4125% due 05/15/2015 (b)	96,977	68,369
Novelis, Inc.
7.25% due 02/15/2015	3,435,000	2,971,275
PE Paper Escrow GmbH
12.00% due 08/01/2014 (g)	150,000	162,000
Rio Tinto Finance USA, Ltd.
9.00% due 05/01/2019	1,500,000	1,841,361
Ryerson, Inc.
12.00% due 11/01/2015	1,635,000	1,553,250
Smurfit Capital Funding PLC
7.50% due 11/20/2025	300,000	244,500
Steel Dynamics, Inc.
7.375% due 11/01/2012	150,000	151,500
Teck Resources, Ltd.
9.75% due 05/15/2014	290,000	319,000
10.25% due 05/15/2016	240,000	271,200
10.75% due 05/15/2019	480,000	558,000
Vale Overseas, Ltd.
6.875% due 11/21/2036	1,305,000	1,350,063
Vedanta Resources PLC
8.75% due 01/15/2014 (g)	670,000	668,325
Weyerhaeuser Company
6.75% due 03/15/2012	830,000	864,677

		16,070,007

Communications - 7.58%
Affinion Group, Inc.
10.125% due 10/15/2013	700,000	719,250
10.125% due 10/15/2013 (g)	645,000	662,737
11.50% due 10/15/2015	170,000	174,675
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (g)	190,000	230,818
AT&T, Inc.
5.60% due 05/15/2018	420,000	441,664
5.80% due 02/15/2019	2,460,000	2,632,289
6.55% due 02/15/2039	2,470,000	2,692,898
CC Holdings GS V LLC
7.75% due 05/01/2017 (g)	490,000	507,150
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^	3,554,000	657,490
Charter Communications Holdings II LLC
10.25% due 10/01/2013 ^ (a)	480,000	537,600
Charter Communications Holdings LLC
11.75% due 05/15/2011 ^	2,290,000	5,725
12.125% due 01/15/2012 ^	60,000	150
Charter Communications, Inc.
12.875% due 09/15/2014 ^ (g)	550,000	595,375

The accompanying notes are an integral part of the financial statements.
379

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	$70,000	$52,150
Comcast Corp.
5.70% due 05/15/2018	1,760,000	1,850,401
6.50% due 01/15/2015	860,000	958,290
6.50% due 01/15/2017	450,000	493,906
Cricket Communications, Inc.
7.75% due 05/15/2016 (g)	735,000	746,025
CSC Holdings, Inc.
6.75% due 04/15/2012	400,000	412,000
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	820,000	869,442
DISH DBS Corp.
7.875% due 09/01/2019 (g)	1,145,000	1,150,725
EchoStar DBS Corp.
7.75% due 05/31/2015	1,425,000	1,453,500
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 ^	165,000	206
Idearc, Inc.
8.00% due 11/15/2016 ^	1,510,000	67,950
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	710,000	759,700
Intelsat Corp.
9.25% due 08/15/2014	430,000	440,750
Intelsat Jackson Holdings, Ltd.
9.50% due 06/15/2016	100,000	105,000
Level 3 Financing, Inc.
9.25% due 11/01/2014	670,000	590,437
News America, Inc.
5.30% due 12/15/2014	5,010,000	5,393,220
6.65% due 11/15/2037	70,000	72,919
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (g)	770,000	796,950
Qwest Communications International, Inc.
8.00% due 10/01/2015 (g)	130,000	129,838
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	555,000	548,062
Qwest Corp.
3.549% due 06/15/2013 (b)	30,000	28,050
Rogers Wireless, Inc.
8.00% due 12/15/2012	140,000	143,850
Royal KPN NV
8.00% due 10/01/2010	1,090,000	1,157,499
SBA Telecommunications, Inc.
8.25% due 08/15/2019 (g)	40,000	41,200
Sprint Capital Corp.
8.375% due 03/15/2012	2,920,000	3,014,900
Telecom Italia Capital SA
5.25% due 10/01/2015	880,000	911,038
Time Warner Cable, Inc.
8.75% due 02/14/2019	1,770,000	2,180,516
Time Warner Entertainment Company LP
8.375% due 07/15/2033	820,000	985,541
Time Warner, Inc.
7.625% due 04/15/2031	855,000	958,233
TL Acquisitions, Inc.
10.50% due 01/15/2015 (g)	2,580,000	2,438,100
True Move Company, Ltd.
10.75% due 12/16/2013 (g)	680,000	652,800

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Univision Communications, Inc.
12.00% due 07/01/2014 (g)	$1,040,000	$1,118,000
UPC Holding BV
9.875% due 04/15/2018 (g)	190,000	199,500
Verizon Communications, Inc.
5.50% due 02/15/2018	1,440,000	1,509,769
8.95% due 03/01/2039	980,000	1,342,566
Verizon Florida LLC, Series F
6.125% due 01/15/2013	520,000	556,563
Verizon Wireless Capital LLC
8.50% due 11/15/2018 (g)	1,030,000	1,286,091
Vimpelcom
8.375% due 04/30/2013 (g)	180,000	187,200
Virgin Media Finance PLC, Series 1
9.50% due 08/15/2016	250,000	263,125
Virgin Media, Inc.
9.125% due 08/15/2016	845,000	868,237
Windstream Corp.
8.625% due 08/01/2016	470,000	480,575
WPP Finance UK
8.00% due 09/15/2014	1,000,000	1,096,944

		48,169,589

Consumer, Cyclical - 3.46%
Blockbuster, Inc.
9.00% due 09/01/2012	365,000	233,600
11.75% due 10/01/2014 (g)	725,000	692,375
Boyd Gaming Corp.
6.75% due 04/15/2014	575,000	514,625
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (g)	386,000	254,760
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	170,000	136,000
CVS Corp.
9.35% due 01/10/2023 (g)	3,000,000	2,433,810
CVS Pass-Through Trust
6.036% due 12/10/2028	794,427	765,788
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (g)	3,250,000	2,535,000
Delta Air Lines, Inc.
9.50% due 09/15/2014 (g)	165,000	166,650
12.25% due 03/15/2015 (g)	180,000	167,850
Dollar General Corp.
10.625% due 07/15/2015	135,000	149,175
El Pollo Loco, Inc.
11.75% due 11/15/2013	535,000	492,200
11.75% due 12/01/2012 (g)	105,000	110,644
General Motors Corp.
8.25% due 07/15/2023 ^	870,000	134,850
8.375% due 07/15/2033 ^	13,010,000	2,114,125
Harrah's Operating Company, Inc.
10.00% due 12/15/2018	100,000	79,500
10.75% due 02/01/2016	680,000	549,100
Harrahs Operating Escrow LLC
11.25% due 06/01/2017 (g)	1,065,000	1,094,287
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010 ^	345,000	159,562
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013	260,000	274,300

The accompanying notes are an integral part of the financial statements.
380

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013	$160,000	$42,000
MGM Mirage, Inc.
7.625% due 01/15/2017	400,000	312,000
8.375% due 02/01/2011	245,000	226,625
10.375% due 05/15/2014 (g)	225,000	240,188
11.125% due 11/15/2017 (g)	540,000	594,000
11.375% due 03/01/2018 (g)	390,000	366,600
Michaels Stores, Inc.
10.00% due 11/01/2014	1,375,000	1,354,375
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	250,000	169,375
7.125% due 08/15/2014	225,000	159,750
Neiman Marcus Group, Inc., PIK
9.00% due 10/15/2015 (g)	2,848,967	2,435,867
Norcraft Companies LP
9.00% due 11/01/2011	720,000	720,000
Norcraft Holdings Capital
9.75% due 09/01/2012	285,000	270,750
Oxford Industries, Inc.
11.375% due 07/15/2015	630,000	674,888
River Rock Entertainment Authority
9.75% due 11/01/2011	40,000	36,800
Sbarro, Inc.
10.375% due 02/01/2015	240,000	189,600
Station Casinos, Inc.
7.75% due 08/15/2016 ^	420,000	126,000
Suburban Propane Partners LP
6.875% due 12/15/2013	560,000	553,700
Visteon Corp.
8.25% due 08/01/2010 ^	254,000	62,230
12.25% due 12/31/2016 ^ (g)	173,000	44,115
Wal-Mart Stores, Inc.
5.80% due 02/15/2018	210,000	235,890
WMG Acquisition Corp.
9.50% due 06/15/2016 (g)	145,000	152,975

		22,025,929

Consumer, Non-cyclical - 4.84%
ACCO Brands Corp.
10.625% due 03/15/2015 (g)	240,000	251,100
Alliance One International, Inc.
10.00% due 07/15/2016 (g)	320,000	330,400
10.00% due 07/15/2016 (g)	180,000	185,850
Altegrity, Inc.
10.50% due 11/01/2015 (g)	750,000	633,750
American Greetings Corp.
7.375% due 06/01/2016	30,000	28,725
Ashtead Capital, Inc.
9.00% due 08/15/2016 (g)	409,000	392,640
Biomet, Inc.
11.625% due 10/15/2017	1,520,000	1,656,800
Biomet, Inc., PIK
10.375% due 10/15/2017	570,000	605,625
Ceridian Corp., PIK
12.25% due 11/15/2015	160,000	136,000
Community Health Systems, Inc.
8.875% due 07/15/2015	540,000	553,500

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
DaVita, Inc.
7.25% due 03/15/2015	$610,000	$603,900
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	500,000	510,000
Dole Food Company, Inc.
8.00% due 10/01/2016 (g)	180,000	180,675
8.875% due 03/15/2011	742,000	742,927
Education Management Corp.
10.25% due 06/01/2016	1,305,000	1,448,550
H&E Equipment Services, Inc.
8.375% due 07/15/2016	560,000	512,400
HCA, Inc.
6.375% due 01/15/2015	630,000	560,700
7.50% due 11/15/2095	60,000	42,449
9.125% due 11/15/2014	1,030,000	1,063,475
9.25% due 11/15/2016	1,820,000	1,881,425
HCA, Inc., PIK
9.625% due 11/15/2016	4,210,000	4,378,400
Humana, Inc.
6.30% due 08/01/2018	1,980,000	1,888,411
Kroger Company
6.15% due 01/15/2020	80,000	88,469
6.40% due 08/15/2017	60,000	66,387
Leiner Health Products, Inc.
11.00% due 06/01/2012 ^ (a)	770,000	1,925
Penhall International Corp.
12.00% due 08/01/2014 (g)	2,600,000	1,248,000
Rental Service Corp.
9.50% due 12/01/2014	3,565,000	3,440,225
Service Corp. International
7.50% due 04/01/2027	45,000	40,163
7.625% due 10/01/2018	105,000	105,787
Tenet Healthcare Corp.
6.875% due 11/15/2031	6,200,000	4,836,000
7.375% due 02/01/2013	9,000	8,910
U.S. Oncology Holdings, Inc., PIK
6.4275% due 03/15/2012	724,000	629,880
U.S. Oncology, Inc.
9.125% due 08/15/2017 (g)	725,000	763,063
Universal Hospital Services, Inc.
4.635% due 06/01/2015 (b)	70,000	59,325
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	60,000	58,800
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	820,000	836,400

		30,771,036

Diversified - 0.23%
Leucadia National Corp.
7.125% due 03/15/2017	10,000	9,600
8.125% due 09/15/2015	1,450,000	1,479,000

		1,488,600

Energy - 8.04%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	1,370,000	1,515,739
Anadarko Petroleum Corp.
5.95% due 09/15/2016	100,000	105,956
8.70% due 03/15/2019	1,870,000	2,235,886

The accompanying notes are an integral part of the financial statements.
381

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Belden & Blake Corp.
8.75% due 07/15/2012	$1,070,000	$995,100
Berry Petroleum Company
10.25% due 06/01/2014	360,000	384,300
Chesapeake Energy Corp.
6.25% due 01/15/2018	245,000	219,275
6.625% due 01/15/2016	105,000	99,225
6.875% due 01/15/2016	550,000	521,125
7.25% due 12/15/2018	760,000	718,200
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	95,000	94,525
Complete Production Services, Inc.
8.00% due 12/15/2016	350,000	318,500
Conoco, Inc.
6.95% due 04/15/2029	2,200,000	2,581,828
Corral Finans AB, PIK
2.0094% due 04/15/2010 (b)(g)	216,621	181,962
Dynegy Holdings, Inc.
7.75% due 06/01/2019	510,000	434,775
El Paso Corp.
7.00% due 06/15/2017	1,590,000	1,558,200
7.375% due 12/15/2012	725,000	739,594
7.75% due 01/15/2032	9,555,000	8,754,272
7.80% due 08/01/2031	3,373,000	3,093,442
7.875% due 06/15/2012	600,000	617,621
El Paso Natural Gas Company
8.375% due 06/15/2032	880,000	1,056,522
Energy Transfer Partners LP
9.00% due 04/15/2019	1,860,000	2,236,393
Enterprise Products Operating LP
8.375% until 08/01/2016, then variable
due 08/01/2066 (b)	300,000	280,500
Exco Resources, Inc.
7.25% due 01/15/2011	515,000	510,494
Hess Corp.
7.30% due 08/15/2031	1,220,000	1,371,442
7.875% due 10/01/2029	150,000	175,696
International Coal Group, Inc.
10.25% due 07/15/2014	325,000	295,750
Kerr-McGee Corp.
6.95% due 07/01/2024	900,000	963,583
Key Energy Services, Inc.
8.375% due 12/01/2014	250,000	237,500
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	245,000	256,093
5.95% due 02/15/2018	1,260,000	1,318,109
6.75% due 03/15/2011	190,000	201,491
7.125% due 03/15/2012	25,000	27,304
Mariner Energy, Inc.
7.50% due 04/15/2013	140,000	135,100
Occidental Petroleum Corp.
7.00% due 11/01/2013	770,000	889,566
OPTI Canada, Inc.
7.875% due 12/15/2014	310,000	237,150
8.25% due 12/15/2014	200,000	155,000
Pemex Project Funding Master Trust
6.625% due 06/15/2035	9,623,000	9,295,212
PetroHawk Energy Corp.
9.125% due 07/15/2013	205,000	210,637

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Plains Exploration & Production Company
8.625% due 10/15/2019	$215,000	$218,225
10.00% due 03/01/2016	365,000	393,288
Pride International, Inc.
7.375% due 07/15/2014	355,000	363,875
Quicksilver Resources, Inc.
7.125% due 04/01/2016	375,000	325,312
11.75% due 01/01/2016	160,000	176,400
SandRidge Energy, Inc.
9.875% due 05/15/2016 (g)	905,000	943,463
SemGroup LP
8.75% due 11/15/2015 ^ (g)	250,000	16,250
W&T Offshore, Inc.
8.25% due 06/15/2014 (g)	160,000	145,600
Whiting Petroleum Corp.
7.00% due 02/01/2014	575,000	567,812
Williams Companies, Inc.
7.625% due 07/15/2019	75,000	80,974
7.875% due 09/01/2021	635,000	686,855
8.75% due 03/15/2032	227,000	260,315
XTO Energy, Inc.
5.50% due 06/15/2018	1,890,000	1,950,444

		51,151,880

Financial - 18.89%
Aiful Corp.
5.00% due 08/10/2010 (g)	860,000	460,100
American Express Company
8.125% due 05/20/2019	2,410,000	2,850,285
American General Finance Corp.
6.90% due 12/15/2017	410,000	286,746
American International Group, Inc., MTN
5.85% due 01/16/2018	240,000	173,762
Ashton Woods USA LLC/Ashton Woods Finance
Company
zero coupon, Step up to 11.00% on
02/24/2012 due 06/30/2015 (g)	67,600	25,350
Bank of America Corp.
5.42% due 03/15/2017	2,300,000	2,197,553
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	3,860,000	4,408,282
CCM Merger, Inc.
8.00% due 08/01/2013 (g)	290,000	237,800
CDX North America High Yield, Series 8-T1
7.625% due 06/29/2012 (g)	11,979,900	12,279,398
Citigroup Funding, Inc.
2.25% due 12/10/2012	1,700,000	1,722,889
Citigroup, Inc.
2.125% due 07/12/2012	1,710,000	1,728,877
5.00% due 09/15/2014	1,570,000	1,493,988
5.875% due 05/29/2037	12,160,000	10,602,340
6.125% due 08/25/2036	70,000	60,074
6.875% due 03/05/2038	1,760,000	1,765,335
Countrywide Financial Corp.
6.25% due 05/15/2016	610,000	610,964
Credit Suisse USA, Inc.
5.50% due 08/16/2011	510,000	542,431
Dexia Credit Local
2.375% due 09/23/2011 (g)	660,000	669,025

The accompanying notes are an integral part of the financial statements.
382

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	$1,790,000	$1,828,532
Emeralds 2006-1-O
0.6313% due 08/04/2020 (b)(g)	104,967	94,470
Ford Motor Credit Company LLC
3.26% due 01/13/2012 (b)	110,000	99,000
5.549% due 06/15/2011 (b)	1,179,000	1,125,945
7.00% due 10/01/2013	100,000	93,861
7.375% due 10/28/2009	130,000	130,034
7.80% due 06/01/2012	1,050,000	1,014,774
9.875% due 08/10/2011	450,000	456,389
12.00% due 05/15/2015	16,410,000	18,082,606
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,000	8,100
General Electric Capital Corp.
2.125% due 12/21/2012	4,930,000	4,974,779
General Electric Capital Corp., MTN
6.00% due 08/07/2019	5,090,000	5,163,505
Glitnir Banki HF
6.33% due 07/28/2011 ^ (g)	720,000	176,400
6.375% due 09/25/2012 ^ (g)	870,000	213,150
6.693% due 06/15/2016 ^ (b)(g)	1,220,000	122
7.451% due 09/14/2049 ^ (b)(g)	100,000	10
GMAC LLC
2.20% due 12/19/2012	1,500,000	1,516,014
6.00% due 04/01/2011 (g)	1,802,000	1,689,375
8.00% due 11/01/2031 (g)	13,140,000	10,577,700
8.00% due 12/31/2018 (g)	626,000	472,630
Goldman Sachs Group LP
4.50% due 06/15/2010	1,090,000	1,118,038
Goldman Sachs Group, Inc.
7.50% due 02/15/2019	2,680,000	3,064,894
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015	1,275,000	816,000
HSBC Finance Capital Trust IX
5.911% until 11/30/2015, then variable
due 11/30/2035	3,200,000	2,400,000
ICICI Bank, Ltd.
6.375% until 04/30/2017, then variable
due 04/30/2022 (g)	746,000	610,236
6.375% until 04/30/2017, then variable
due 04/30/2022	410,000	335,175
International Lease Finance Corp.
5.875% due 05/01/2013	1,545,000	1,215,203
JPMorgan Chase & Company
6.625% due 03/15/2012	1,925,000	2,101,646
Kaupthing Bank HF
7.125% due 05/19/2016 ^ (g)	440,000	44
7.625% due 02/28/2015 ^ (g)	2,410,000	512,125
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010 ^	1,380,000	234,600
6.20% due 09/26/2014 ^	440,000	74,800
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013 ^	260,000	45,825
6.75% due 12/28/2017 ^	2,170,000	217
Lloyds TSB Bank PLC
2.80% due 04/02/2012 (g)	960,000	983,922
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017	1,600,000	1,566,629

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Morgan Stanley
0.96% due 10/18/2016 (b)	$430,000	$383,951
4.75% due 04/01/2014	3,110,000	3,087,048
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (g)	175,000	163,844
7.00% due 05/01/2017 (g)	190,000	172,900
Realogy Corp.
10.50% due 04/15/2014	1,067,000	773,575
12.375% due 04/15/2015	1,370,000	756,925
Realogy Corp., PIK
11.00% due 04/15/2014	661	436
RSHB Capital SA for OJSC Russian Agricultural
Bank
7.125% due 01/14/2014	1,140,000	1,167,684
Shinsei Finance Cayman, Ltd.
6.418% until 07/20/2016, then variable
due 01/29/2049 (g)	1,410,000	740,250
Snoqualmie Entertainment Authority
4.68% due 02/01/2014 (b)(g)	80,000	39,200
9.125% due 02/01/2015 (g)	300,000	159,000
TNK-BP Finance SA
7.50% due 07/18/2016 (g)	1,110,000	1,079,475
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	500,000	520,000
Ventas Realty LP
6.50% due 06/01/2016	65,000	63,050
6.75% due 04/01/2017	275,000	269,500
Wachovia Corp.
5.25% due 08/01/2014	3,280,000	3,331,050
Wells Fargo Company
5.30% due 08/26/2011	2,360,000	2,491,978

		120,111,815

Industrial - 2.90%
Associated Materials, Inc.
11.25% due 03/01/2014	1,455,000	1,098,525
Eastman Kodak Company
3.375% due 10/15/2033	3,910,000	3,910,000
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	285,000	289,275
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	1,150,000	1,115,500
7.625% due 12/01/2013	80,000	77,600
12.50% due 04/01/2016 (g)	5,000	5,525
L-3 Communications Corp.
7.625% due 06/15/2012	360,000	364,950
Metals USA, Inc.
11.125% due 12/01/2015	650,000	624,813
NewPage Holding Corp., PIK
8.5788% due 11/01/2013 (b)	2,108,379	421,676
Nortek, Inc.
8.50% due 09/01/2014 ^	50,000	34,500
NTK Holdings, Inc.
10.75% due 03/01/2014 ^	1,305,000	35,888
Radnor Holdings, Inc.
11.00% due 03/15/2010 ^	175,000	219

The accompanying notes are an integral part of the financial statements.
383

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
RailAmerica, Inc.
9.25% due 07/01/2017 (g)	$1,490,000	$1,560,775
Swift Transportation Company, Inc.
8.19% due 05/15/2015 (b)(g)	45,000	31,950
12.50% due 05/15/2017 (g)	185,000	138,750
Terex Corp.
10.875% due 06/01/2016	325,000	354,250
Tyco International Group SA
6.00% due 11/15/2013	90,000	96,510
6.375% due 10/15/2011	280,000	301,840
6.75% due 02/15/2011	660,000	695,367
Tyco International, Ltd.
6.875% due 01/15/2021	5,130,000	5,758,199
Waste Management, Inc.
6.375% due 11/15/2012	1,370,000	1,499,344

		18,415,456

Technology - 0.17%
Freescale Semiconductor, Inc.
10.125% due 12/15/2016	15,000	9,975
Sensata Technologies B.V.
8.00% due 05/01/2014 (g)	290,000	270,425
SunGard Data Systems, Inc.
10.25% due 08/15/2015	795,000	810,900

		1,091,300

Utilities - 4.31%
AES Corp.
7.75% due 03/01/2014	4,966,000	5,003,245
7.75% due 10/15/2015	400,000	402,000
8.00% due 10/15/2017	3,505,000	3,526,906
9.375% due 09/15/2010	980,000	1,009,400
Dominion Resources, Inc.
5.70% due 09/17/2012	1,370,000	1,496,565
Edison Mission Energy
7.00% due 05/15/2017	165,000	137,775
7.20% due 05/15/2019	610,000	494,100
7.625% due 05/15/2027	230,000	164,450
7.75% due 06/15/2016	520,000	455,000
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017	5,628,600	3,714,876
Exelon Corp.
5.625% due 06/15/2035	635,000	612,066
FirstEnergy Corp.
6.45% due 11/15/2011	37,000	40,018
7.375% due 11/15/2031	1,215,000	1,361,926
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	818,407	834,775
Mirant North America LLC
7.375% due 12/31/2013	500,000	497,500
NRG Energy, Inc.
7.25% due 02/01/2014	1,320,000	1,296,900
7.375% due 02/01/2016	1,175,000	1,136,812
Orion Power Holdings, Inc.
12.00% due 05/01/2010	250,000	258,750
Pacific Gas & Electric Company
6.05% due 03/01/2034	930,000	1,034,535
TXU Corp., Series P
5.55% due 11/15/2014	1,580,000	1,078,266

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
TXU Corp., Series R
6.55% due 11/15/2034	$6,305,000	$2,836,065

		27,391,930

TOTAL CORPORATE BONDS (Cost $368,855,255)		$336,687,542

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.75%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class A4
5.372% due 09/10/2045	1,640,000	1,515,427
Banc of America Mortgage Securities,
Series 2005-C, Class 2A1
4.6984% due 04/25/2035 (b)	185,045	162,733
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-12, Class 24A1
5.7638% due 02/25/2036 (b)	1,568,115	1,000,017
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
4.2314% due 11/25/2034 (b)	800,881	537,002
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	580,000	626,025
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034	437,090	451,550
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
0.4463% due 07/20/2046 (b)	3,588,738	1,411,902
Countrywide Home Loans, Series 2005-9, Class 2A1
0.4663% due 05/25/2035 (b)	138,742	84,858
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.6842% due 05/20/2036 (b)	219,543	144,119
Countrywide Home Loans,
Series 2004-25, Class 2A1
0.5863% due 02/25/2035 (b)	180,716	105,674
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.5482% due 02/15/2039 (b)	2,580,000	2,436,202
Credit Suisse Mortgage Capital Certificates, Series
2007-C4, Class A3
6.0029% due 09/15/2039 (b)	650,000	560,273
First Boston Mortgage Securities Corp., Series D,
Class I-O
10.965% IO due 05/25/2017	15,381	3,385
First Union National Bank Commercial Mortgage,
Series 2000-C1
0.5976% IO due 05/17/2032	21,020,403	237,417
GMAC Mortgage Corp. Loan Trust, Series
2005-AR5, Class 3A1
5.0517% due 09/19/2035 (b)	74,516	60,092
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 01/15/2029	534,780	516,472
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 1A1
0.5063% due 10/25/2045 (b)	247,602	128,325
Greenpoint Mortgage Funding Trust, Series
2006-AR5, Class A1A
0.3263% due 10/25/2046 (b)	585,105	476,817

The accompanying notes are an integral part of the financial statements.
384

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GSR Mortgage Loan Trust, Series 2005-AR4,
Class 3A5
4.7452% due 07/25/2035 (b)	$6,000,000	$4,030,169
Impac Secured Assets Corp., Series 2005-2,
Class A1
0.5663% due 03/25/2036 (b)	1,129,692	484,423
IndyMac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
0.4463% due 06/25/2047 (b)	4,244,290	2,010,927
IndyMac Index Mortgage Loan Trust, Series
2007-AR15, Class 2A1
5.6386% due 08/25/2037 (b)	3,293,007	1,779,247
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)	2,880,000	2,716,163
JPMorgan Mortgage Trust, Series 2004-A3, Class
3A3
4.9634% due 07/25/2034 (b)	1,400,000	968,218
JPMorgan Mortgage Trust, Series 2005-A6, Class
7A1
4.9557% due 08/25/2035 (b)	419,276	351,144
Luminent Mortgage Trust, Series 2006-4, Class A1A
0.4363% due 05/25/2046 (b)	2,492,289	1,004,758
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.8496% due 01/25/2036 (b)	847,818	681,933
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
0.4563% due 04/25/2046 (b)	3,177,169	1,524,648
Master Seasoned Securities Trust, Series 2005-2,
Class 4A1
5.3016% due 10/25/2032 (b)	573,554	468,069
MASTR Asset Securitization Trust, Series 2003-6,
Class 1A1
5.50% due 07/25/2033 (b)	966,973	944,995
Merit Securities Corp., Series 11PA, Class B2
1.7463% due 09/28/2032 (b)(g)	538,275	385,471
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-A1, Class 1A1
5.6925% due 03/25/2036 (b)	635,872	333,693
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6561% due 05/12/2039 (b)	1,810,000	1,699,129
Morgan Stanley Mortgage Loan Trust, Series
2004-11AR, Class 1A1
0.5663% due 01/25/2035 (b)	1,294,525	736,706
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
3.5388% due 10/25/2034 (b)	578,928	434,627
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 4A1
3.3626% due 06/25/2036 (b)	2,655,098	2,188,297
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
0.4363% due 09/25/2046 (b)	2,511,143	1,189,619
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 05/25/2035 (g)	3,271,633	2,460,115
Residential Asset Securitization Trust,
Series 2004-A6, Class A1
5.00% due 08/25/2019	722,321	685,077

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-21, Class 1A
5.8861% due 11/25/2035 (b)	$2,030,667	$1,161,739
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR3, Class 2A1
4.335% due 08/25/2035 (b)	189,023	114,924
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR4, Class A1
0.5563% due 12/25/2035 (b)	656,649	347,764
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
0.4363% due 07/25/2046 (b)	3,030,912	1,353,963
Structured Asset Securities Corp., Series
2005-RF1, Class A
0.5963% due 03/25/2035 (b)	2,101,647	1,549,883
Structured Asset Securities Corp., Series
2005-RF2, Class A
0.5963% due 04/25/2035 (b)	2,075,259	1,575,484
Structured Asset Securities Corp., Series
2005-RF3, Class 1A
0.5963% due 06/25/2035 (b)	2,103,962	1,573,321
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.20% due 09/25/2037 (b)	1,998,529	1,609,733
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.1858% due 09/25/2037 (b)	1,956,608	1,593,313
WaMu Mortgage Pass Through Certificates, Series
2006-AR8, Class 1A3
5.8373% due 08/25/2046 (b)	16,200,000	10,616,182
WaMu Mortgage Pass-Through Certificates, Series
2005-AR11, Class A1B3
0.6463% due 08/25/2045 (b)	353,372	144,161
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
0.5363% due 10/25/2045 (b)	904,954	488,768
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
0.5163% due 12/25/2045 (b)	2,091,846	1,263,846
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A2
0.5363% due 12/25/2045 (b)	348,641	183,875
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
0.4763% due 04/25/2045 (b)	580,303	363,957
WaMu Mortgage Pass-Through Certificates, Series
2005-AR8, Class 1A1A
0.5163% due 07/25/2045 (b)	876,500	543,527

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $79,284,068)		$62,020,158

ASSET BACKED SECURITIES - 2.93%
ACE Securities Corp., Series 2006-GP1, Class A
0.3763% due 02/25/2031 (b)	1,395,875	1,029,834
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
2.0463% due 08/25/2032 (b)	123,290	33,352
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
3.0934% due 04/15/2033 (b)	87,887	31,884

The accompanying notes are an integral part of the financial statements.
385

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Bear Stearns Asset Backed Securities, Inc., Series
2007-SD1, Class 1A2A
6.00% due 10/25/2036	$2,565,223	$1,427,973
Bear Stearns Asset Backed Securities, Inc., Series
2007-SD1, Class 1A3A
6.50% due 10/25/2036	2,529,975	1,344,551
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
1.4963% due 06/25/2034 (b)	308,908	20,864
Credit-Based Asset Servicing and Securitization
LLC, Series 2004-CB2, Class M1
0.7663% due 07/25/2033 (b)	4,860,250	3,016,174
GSAMP Trust, Series 2006-S4, Class A1
0.3363% due 05/25/2036 (b)	750,011	60,925
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
0.3763% due 06/25/2036 (b)	2,622,380	218,842
Lehman XS Trust, Series 2007-9, Class 1A1
0.3663% due 06/25/2037 (b)	1,109,281	786,347
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
1.7463% due 10/25/2037 (b)	4,349,072	2,831,910
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	984,425	898,959
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
0.3963% due 03/25/2036 (b)	1,476,772	240,341
MSDWCC Heloc Trust, Series 2005-1, Class A
0.4363% due 07/25/2017 (b)	38,699	17,794
RAAC Series, Series 2006-RP2, Class A
0.4963% due 02/25/2037 (b)(g)	1,736,584	958,498
SACO I Trust, Inc., Series 2005-7, Class A
0.5263% due 09/25/2035 (b)	226,428	141,957
SACO I Trust, Inc., Series 2006-5, Class 1A
0.3963% due 04/25/2036 (b)	1,225,838	153,513
SACO I Trust, Inc., Series 2006-6, Class A
0.3763% due 06/25/2036 (b)	1,778,475	169,819
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034 (g)	46,524	5
SLM Student Loan Trust, Series 2006-5, Class A2
0.4938% due 07/25/2017 (b)	732,369	731,875
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
0.3563% due 02/25/2036 (b)(g)	1,486,047	121,839
Structured Asset Securities Corp., Series
2007-TC1, Class A
0.5463% due 04/25/2031 (b)(g)	4,962,267	3,267,818
Structured Asset Securities Corp., Series
2008-BC4, Class A3
0.4963% due 11/25/2037 (b)	1,235,824	1,113,538

TOTAL ASSET BACKED SECURITIES
(Cost $34,582,211)		$18,618,612

SUPRANATIONAL OBLIGATIONS - 0.37%
Financial - 0.37%
Asian Development Bank
2.75% due 05/21/2014	980,000	987,175

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SUPRANATIONAL OBLIGATIONS
(continued)
Financial (continued)
Corporacion Andina de Fomento
6.875% due 03/15/2012	$1,257,000	$1,357,062

		2,344,237

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,320,193)		$2,344,237

COMMON STOCKS - 0.00%
Basic Materials - 0.00%
Georgia Gulf Corp. *	826	24,780

TOTAL COMMON STOCKS (Cost $26,165)		$24,780

PREFERRED STOCKS - 0.69%
Basic Materials - 0.08%
Georgia Gulf Corp. *	18,510	513,653
Consumer, Cyclical - 0.08%
General Motors Corp., Series C, 6.25%	135,250	486,900
Financial - 0.53%
Federal Home Loan Mortgage Corp.,
Series V, 5.57% *	178,375	301,454
Federal Home Loan Mortgage Corp.,
Series Z, 8.375% *	83,825	151,723
Federal National Mortgage Association,
Series S, 8.25% *	57,200	92,092
Preferred Blocker, Inc., 7.00% (g)	3,667	2,132,475
Resona Preferred Global Securities, Ltd. (g)	860,000	713,800

		3,391,544

TOTAL PREFERRED STOCKS (Cost $12,159,129)		$4,392,097

TERM LOANS - 1.96%
Consumer, Cyclical - 0.42%
Community Health Systems, Inc., Tranche B
2.5688% due 07/02/2014 (b)	2,850,900	2,675,570
Consumer, Non-cyclical - 0.51%
Aramark Corp.
3.3338% due 01/31/2014 (b)	1,500,000	1,396,396
Hertz Corp.
2.32% due 12/21/2012 (b)	1,974,743	1,856,258

		3,252,654
Industrial - 0.22%
Freescale Semiconductor, Inc.
2.246% due 12/01/2013 (b)	1,704,709	1,362,702
Technology - 0.25%
First Data Corp.
3.065% due 10/15/2014 (b)	1,827,450	1,573,129
Utilities - 0.56%
Calpine Corp.,Tranche B
4.095% due 03/29/2014 (b)	3,940,000	3,582,938

TOTAL TERM LOANS (Cost $12,576,093)		$12,446,993

The accompanying notes are an integral part of the financial statements.
386

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.00%
Consumer, Cyclical - 0.00%
Buffets Restaurants Holdings, Inc.
(Expiration Date 04/28/2014) *	253	$0

TOTAL WARRANTS (Cost $0)		$0

REPURCHASE AGREEMENTS - 0.60%
JPMorgan Chase & Company
Tri-Party Repurchase Agreement
dated 09/30/2009 at 0.03% to be
repurchased at $3,800,003 on
10/01/2009, collateralized by
$3,877,000 Federal National
Mortgage Association, 0.00% due
11/16/2009 (valued at $3,876,000,
including interest)	$3,800,000	$3,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,800,000)		$3,800,000

SECURITIES LENDING COLLATERAL - 0.08%
Securities Lending Collateral - 0.08%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	48,803	488,522

TOTAL SECURITIES LENDING COLLATERAL
(Cost $488,568)		$488,522

Total Investments (Strategic Bond Trust)
(Cost $787,633,232) - 113.29%		$720,388,188
Other assets and liabilities, net - (13.29)%		(84,517,426)

TOTAL NET ASSETS - 100.00%		$635,870,762

Strategic Income Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 1.77%
U.S. Treasury Bonds - 0.76%
8.125% due 08/15/2019	$1,260,000	$1,755,732
9.25% due 02/15/2016	2,205,000	3,037,903

		4,793,635

U.S. Treasury Notes - 1.01%
4.25% due 08/15/2015	1,135,000	1,236,085
4.75% due 05/15/2014	4,610,000	5,138,712

		6,374,797

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,442,614)		$11,168,432

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.31%
Federal Home Loan Mortgage Corp. - 0.51%
4.50% due 04/01/2039	3,207,502	3,249,601
Federal National Mortgage
Association - 5.80%
4.00% due 07/01/2024	11,623,364	11,847,204
5.00% due 01/01/2023 to 02/01/2038	13,893,096	14,496,044
5.375% due 06/12/2017	8,000,000	9,037,560

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
6.00% due 08/01/2022 to 09/01/2022		$1,100,589	$1,177,716

			36,558,524

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $38,185,693)			$39,808,125

FOREIGN GOVERNMENT OBLIGATIONS - 18.63%
Brazil - 2.19%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL	25,450,000	13,790,923
Canada - 4.40%
Ontario School Boards Financing Corp., Series 01A2
6.25% due 10/19/2016	CAD	4,965,000	5,318,600
Province of Ontario
4.50% due 03/08/2015		4,024,000	4,036,140
4.75% due 06/02/2013		6,039,000	6,094,051
6.25% due 06/16/2015	NZD	12,802,000	9,224,866
Province of Quebec
5.25% due 10/01/2013	CAD	2,986,000	3,070,812

			27,744,469

Colombia - 0.02%
Republic of Colombia
10.00% due 01/23/2012		$110,000	129,195
France - 2.68%
Government of France
2.50% due 01/12/2014	EUR	1,000,000	1,470,153
4.25% due 04/25/2019		4,152,000	6,461,640
4.75% due 10/25/2012		5,659,000	8,974,219

			16,906,012

Germany - 6.59%
Federal Republic of Germany
3.50% due 04/12/2013		1,974,000	3,034,643
3.75% due 01/04/2019		8,514,000	13,026,085
4.00% due 09/10/2010		4,095,000	6,175,422
4.25% due 07/04/2018		9,268,000	14,711,996
5.00% due 07/04/2012		2,876,000	4,577,180

			41,525,326

Mexico - 0.31%
Government of Mexico
5.625% due 01/15/2017		$530,000	550,140
5.875% due 01/15/2014		510,000	545,700
6.375% due 01/16/2013		410,000	449,565
8.125% due 12/30/2019		310,000	377,735

			1,923,140

New Zealand - 0.26%
Government of New Zealand
6.00% due 12/15/2017	NZD	2,240,000	1,656,473
Spain - 0.92%
Kingdom of Spain
5.35% due 10/31/2011	EUR	3,678,000	5,810,782
United Kingdom - 1.26%
Government of United Kingdom
5.00% due 03/07/2012	GBP	2,239,000	3,863,913

The accompanying notes are an integral part of the financial statements.
387

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
United Kingdom (continued)
Government of United Kingdom (continued)
5.00% due 03/07/2018	GBP	2,284,000	$4,085,279

			7,949,192

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $107,399,625)			$117,435,512

CORPORATE BONDS - 45.99%
Basic Materials - 2.51%
AbitibiBowater, Inc.
1.00% due 06/30/2010 ^ (b)		$3,165,000	2,626,950
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 ^ (g)		2,960,000	2,915,600
American Pacific Corp.
9.00% due 02/01/2015		2,395,000	2,173,462
CII Carbon LLC
11.125% due 11/15/2015 (g)		4,180,000	4,012,800
Clearwater Paper Corp.
10.625% due 06/15/2016		305,000	329,781
CSN Islands XI Corp.
6.875% due 09/21/2019 (g)		730,000	733,246
NewPage Corp.
11.375% due 12/31/2014 (g)		345,000	338,963
PE Paper Escrow GmbH
12.00% due 08/01/2014 (g)		315,000	340,200
Pope & Talbot, Inc.
8.375% due 06/01/2013 ^		1,500,000	7,500
Teck Resources, Ltd.
10.75% due 05/15/2019		785,000	912,563
Verso Paper Holdings LLC
11.50% due 07/01/2014 (g)		795,000	814,875
Verso Paper, Inc., Series B
9.125% due 08/01/2014		840,000	621,600

			15,827,540

Communications - 11.32%
Axtel SAB de CV
9.00% due 09/22/2019 (g)		785,000	805,606
Cablevision Systems Corp.
8.625% due 09/15/2017 (g)		2,330,000	2,405,725
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		100,000	104,250
Canadian Satellite Radio Holdings, Inc.
1.50% due 02/14/2016 (b)		194,314	135,087
CC Holdings GS V LLC
7.75% due 05/01/2017 (g)		1,355,000	1,402,425
Charter Communications Holdings I LLC
11.00% due 10/01/2015 ^		7,460,000	1,380,100
11.00% due 10/01/2015 ^		575,000	100,625
Charter Communications Holdings II LLC
10.25% due 09/15/2010 ^		3,420,000	3,847,500
10.25% due 10/01/2013 ^ (g)		6,496,000	6,837,040
10.25% due 09/15/2010 ^		295,000	330,400
Charter Communications Holdings LLC
8.75% due 11/15/2013 ^		1,730,000	1,755,950
Citizens Communications Company
7.125% due 03/15/2019		795,000	749,287

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
CSC Holdings, Inc.
8.50% due 06/15/2015 (g)		$1,615,000	$1,695,750
DirecTV Holdings LLC
5.875% due 10/01/2019 (g)		1,115,000	1,116,284
Idearc, Inc.
8.00% due 11/15/2016 ^		2,685,000	120,825
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016		1,135,000	1,214,450
11.25% due 02/04/2017 (g)		2,265,000	2,248,013
Intelsat Jackson Holdings, Ltd.
11.50% due 06/15/2016		1,295,000	1,379,175
Mediacom Broadband LLC
8.50% due 10/15/2015		1,500,000	1,515,000
Nexstar Broadcasting, Inc., PIK
7.00% due 01/15/2014 (g)		799,984	399,992
Nextel Communications, Inc., Series D
7.375% due 08/01/2015		2,435,000	2,185,412
Orascom Telecom Finance
7.875% due 02/08/2014 (g)		1,000,000	955,000
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016 ^		2,015,000	115,863
Radio One, Inc.
8.875% due 07/01/2011		325,000	172,656
Rogers Cable, Inc.
7.25% due 12/15/2011	CAD	250,000	256,195
Shaw Communications, Inc.
6.50% due 06/02/2014		1,745,000	1,796,031
Sirius XM Radio, Inc.
7.00% due 12/01/2014 (g)		$4,075,000	3,025,688
9.625% due 08/01/2013		8,065,000	7,318,987
13.00% due 08/01/2014 (g)		6,965,000	6,825,700
Sirius XM Radio, Inc., Series AI
10.00% due 06/01/2011		1,455,000	1,416,806
Sprint Capital Corp.
8.75% due 03/15/2032		3,550,000	3,354,750
Time Warner Cable, Inc.
8.25% due 04/01/2019		1,240,000	1,498,783
8.75% due 02/14/2019		805,000	991,704
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (g)		4,000,000	4,593,456
Vertis, Inc., Series A
18.50% due 10/01/2012		460,818	233,865
West Corp.
11.00% due 10/15/2016		3,360,000	3,334,800
XM Satellite Radio, Inc.
11.25% due 06/15/2013 (g)		3,575,000	3,735,875
Young Broadcasting, Inc.
10.00% due 03/01/2011 ^		2,000,000	2,500

			71,357,555

Consumer, Cyclical - 11.30%
Allison Transmission, Inc.
11.00% due 11/01/2015 (g)		4,555,000	4,463,900
Allison Transmission, Inc., PIK
11.25% due 11/01/2015 (g)		2,860,000	2,659,800
AMC Entertainment, Inc.
8.00% due 03/01/2014		3,540,000	3,416,100
8.75% due 06/01/2019		1,195,000	1,233,837

The accompanying notes are an integral part of the financial statements.
388

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Beazer Homes USA, Inc.
4.625% due 06/15/2024		$460,000	$407,278
Burlington Coat Factory Warehouse Corp.
11.125% due 04/15/2014		1,100,000	1,078,000
Cinemark USA, Inc.
8.625% due 06/15/2019 (g)		785,000	811,494
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	4,048,000	6,045,012
Delta Air Lines, Inc.
6.821% due 08/10/2022		$1,562,503	1,445,316
9.50% due 09/15/2014 (g)		1,495,000	1,509,950
Exide Technologies, Series B
10.50% due 03/15/2013		3,050,000	2,996,625
Fontainebleau Las Vegas
11.00% due 06/15/2015 ^ (g)		1,450,000	39,875
Goodyear Tire & Rubber Company
10.50% due 05/15/2016		490,000	531,650
Great Canadian Gaming Corp.
7.25% due 02/15/2015 (g)		2,350,000	2,232,500
Greektown Holdings LLC
10.75% due 12/01/2013 ^ (g)		3,540,000	858,450
Hanesbrands, Inc., Series B
4.5925% due 12/15/2014 (b)		1,150,000	1,009,125
HRP Myrtle Beach Operations LLC
zero coupon due 04/01/2012 ^ (g)		1,855,000	185
Jacobs Entertainment, Inc.
9.75% due 06/15/2014		2,755,000	2,510,494
Lear Corp., Series B
8.75% due 12/01/2016 ^		1,415,000	933,900
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 ^ (g)		1,585,000	731,081
Majestic Star Casino LLC
9.50% due 10/15/2010 ^		1,515,000	977,175
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (g)		3,075,000	1,114,688
MGM Mirage, Inc.
6.75% due 09/01/2012		5,000	4,187
Michaels Stores, Inc.
10.00% due 11/01/2014		610,000	600,850
11.375% due 11/01/2016		3,085,000	2,884,475
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014		4,175,000	2,964,250
8.00% due 04/01/2012		4,835,000	4,097,663
MTR Gaming Group, Inc.
12.625% due 07/15/2014 (g)		3,525,000	3,436,875
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012		3,345,000	2,508,750
Pokagon Gaming Authority
10.375% due 06/15/2014 (g)		1,196,000	1,243,840
Regal Cinemas Corp.
8.625% due 07/15/2019 (g)		440,000	455,400
Standard Pacific Corp.
6.25% due 04/01/2014		490,000	426,300
Staples, Inc.
9.75% due 01/15/2014		1,195,000	1,435,479
Tenneco Automotive, Inc.
8.625% due 11/15/2014		4,121,000	3,863,438
Turning Stone Resort Casino
9.125% due 09/15/2014 (g)		3,665,000	3,500,075

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Turning Stone Resort Casino (continued)
9.125% due 12/15/2010 (g)		$1,475,000	$1,460,250
US Corrugated, Inc.
10.00% due 06/12/2013		785,000	659,400
Volvo Treasury AB
5.95% due 04/01/2015 (g)		1,170,000	1,168,912
Waterford Gaming LLC
8.625% due 09/15/2014 (g)		3,341,000	2,171,650
Yonkers Racing Corp.
11.375% due 07/15/2016 (g)		1,295,000	1,346,800

			71,235,029

Consumer, Non-cyclical - 2.18%
Bausch & Lomb, Inc.
9.875% due 11/01/2015		441,000	605,971
Cosan SA Industria e Comercio
8.25% due 02/28/2049 (g)		2,200,000	1,936,000
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014		2,815,000	2,983,900
HCA, Inc.
8.50% due 04/15/2019 (g)		2,745,000	2,868,525
9.125% due 11/15/2014		540,000	557,550
Revlon Consumer Products Corp.
9.50% due 04/01/2011		640,000	627,200
Sun Healthcare Group, Inc.
9.125% due 04/15/2015		1,495,000	1,487,525
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015		2,375,000	2,232,500
9.75% due 02/15/2017 (g)		500,000	458,750

			13,757,921

Diversified - 0.50%
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (g)		1,260,000	1,083,600
Hutchison Whampoa International, Ltd.
4.625% due 09/11/2015 (g)		1,215,000	1,214,009
Marquee Holdings, Inc.
12.00% due 08/15/2014		1,010,000	835,775

			3,133,384

Energy - 1.68%
MarkWest Energy Partners LP / MarkWest Energy
Finance Corp., Series B
8.50% due 07/15/2016		2,265,000	2,242,350
8.75% due 04/15/2018 (g)		585,000	582,075
McMoRan Exploration Company
11.875% due 11/15/2014		3,070,000	3,070,000
Regency Energy Partners LP
9.375% due 06/01/2016 (g)		1,785,000	1,856,400
Targa Resources Partners LP
8.25% due 07/01/2016		845,000	800,637
Weatherford International, Ltd.
9.625% due 03/01/2019		1,200,000	1,502,195
Williams Partners Finance Corp.
7.25% due 02/01/2017		540,000	530,664

			10,584,321

Financial - 6.75%
BK Nederlandse Gemeenten
6.75% due 04/29/2010	NZD	389,000	285,492

The accompanying notes are an integral part of the financial statements
389

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
CCM Merger, Inc.
8.00% due 08/01/2013 (g)		$6,680,000	$5,477,600
Chukchansi Economic Development Authority
8.00% due 11/15/2013 (g)		2,135,000	1,686,650
Citizens Republic Bancorp, Inc.
5.75% due 02/01/2013		1,270,000	1,171,374
Drummond Company, Inc.
7.375% due 02/15/2016 (g)		5,040,000	4,435,200
Ford Motor Credit Company LLC
8.70% due 10/01/2014		1,525,000	1,493,815
General Electric Capital Australia Funding
Property, Ltd., MTN
6.00% due 05/15/2013	AUD	580,000	491,066
General Electric Capital Australia Funding Pty, Ltd.,
MTN
6.50% due 11/15/2011		3,210,000	2,826,526
General Electric Capital Corp, Series GMTN
7.625% due 12/10/2014	NZD	6,125,000	4,487,054
General Electric Capital Corp.
6.50% due 06/28/2010		855,000	625,490
6.625% due 02/04/2010		4,515,000	3,279,179
ISA Capital do Brasil SA
8.80% due 01/30/2017 (g)		$530,000	569,750
Kreditanstalt fuer Wiederaufbau, EMTN
6.50% due 11/15/2011	NZD	539,000	399,901
Liberty Mutual Group, Inc.
10.75% until 06/15/2038, then
variable due 06/15/2058 (g)		$2,160,000	2,052,000
Local TV Finance LLC
9.25% due 06/15/2015 (g)		273,000	92,820
Macquarie Group, Ltd.
7.30% due 08/01/2014 (g)		895,000	955,701
Nexstar Finance, Inc.
7.00% due 01/15/2014		264,000	132,000
Realogy Corp.
10.50% due 04/15/2014		3,560,000	2,581,000
Realogy Corp., PIK
11.00% due 04/15/2014		3,250,000	2,145,000
SLM Corp., MTN
8.45% due 06/15/2018		2,705,000	2,157,238
Snoqualmie Entertainment Authority
9.125% due 02/01/2015 (g)		1,115,000	590,950
Swedish Export Credit
7.625% due 06/30/2014	NZD	1,975,000	1,494,376
Symetra Financial Corp.
8.30% until 10/15/2017, then
variable due 10/15/2037 (g)		$990,000	613,800
Volkswagen Financial Services NV
5.375% due 01/25/2012	EUR	181,000	278,015
VW Financial Services AG, EMTN
5.375% due 01/25/2012		1,005,000	1,543,671
Willis North America, Inc.
7.00% due 09/29/2019		$650,000	668,342

			42,534,010

Government - 3.57%
Canada Housing Trust No. 1
4.60% due 09/15/2011	CAD	7,320,000	7,255,527

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Government (continued)
New South Wales Treasury Corp, Series 14RG
5.50% due 08/01/2014	AUD	3,600,000	$3,156,620
New South Wales Treasury Corp., Series 10RG
7.00% due 12/01/2010		1,607,000	1,460,396
New South Wales Treasury Corp., Series 14
5.50% due 08/01/2014		12,143,000	10,638,568

			22,511,111

Industrial - 5.25%
American Railcar Industries, Inc.
7.50% due 03/01/2014		$500,000	465,000
Baldor Electric Company
8.625% due 02/15/2017		760,000	771,400
Global Aviation Holdings, Ltd.
14.00% due 08/15/2013 (g)		4,475,000	4,435,844
Graham Packaging Company
9.875% due 10/15/2014		590,000	606,225
Graphic Packaging International Corp.
9.50% due 08/15/2013		4,415,000	4,547,450
9.50% due 06/15/2017 (g)		1,710,000	1,816,875
L-3 Communications Corp., Series B
6.375% due 10/15/2015		370,000	373,700
Manitowoc, Inc.
7.125% due 11/01/2013		1,060,000	916,900
Mueller Water Products, Inc.
7.375% due 06/01/2017		4,685,000	4,081,806
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014		1,555,000	1,469,475
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (g)		1,020,000	1,040,400
OI European Group BV
6.875% due 03/31/2017 (g)	EUR	475,000	674,238
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		$1,650,000	1,687,125
PHI, Inc.
7.125% due 04/15/2013		1,000,000	938,750
Sealed Air Corp.
7.875% due 06/15/2017 (g)		1,660,000	1,750,455
Smiths Group PLC
7.20% due 05/15/2019 (g)		290,000	314,914
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017 ^		800,000	568,000
8.375% due 07/01/2012 ^		650,000	463,937
Viterra, Inc.
8.00% due 04/08/2013	CAD	300,000	292,987
8.50% due 07/07/2014		5,210,000	5,104,647
Voto-Votorantim Overseas Trading Operations NV
6.625% due 09/25/2019 (g)		$710,000	706,527
Waste Services, Inc.
9.50% due 04/15/2014		100,000	99,500

			33,126,155

Technology - 0.18%
Vangent, Inc.
9.625% due 02/15/2015		1,205,000	1,122,156
Utilities - 0.75%
Cia de Transporte de Energia Electrica de Alta
Tension SA
8.875% due 12/15/2016 (g)		1,230,000	897,900

The accompanying notes are an integral part of the financial statements.
390

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Texas Competitive Electric Holdings Company
LLC, Series A
10.25% due 11/01/2015	$5,340,000	$3,844,800

		4,742,700

TOTAL CORPORATE BONDS (Cost $280,486,804)		$289,931,882

CONVERTIBLE BONDS - 0.25%
Communications - 0.25%
Charter Communications, Inc.
6.50% due 10/01/2027 ^	3,405,000	1,549,275

TOTAL CONVERTIBLE BONDS (Cost $360,444)		$1,549,275

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.24%
American Home Mortgage Assets, Series 2006-6,
Class XP
2.5877% IO due 12/25/2046	20,706,159	828,246
American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP
2.0784% IO due 05/25/2047	15,831,384	949,883
American Tower Trust, Series 2007-1A, Class C
5.6151% due 04/15/2037	260,000	252,200
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	3,380,000	3,075,324
Bear Stearns Mortgage Funding Trust, Series
2006-AR1, Class 2A1
0.4663% due 08/25/2036 (b)	939,550	491,105
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.3992% due 09/15/2020 (b)	3,850,000	3,796,555
Countrywide Alternative Loan Trust, Series
2004-28CB, Class 3A1
6.00% due 01/25/2035	4,331,388	3,892,835
Countrywide Alternative Loan Trust, Series
2007-25, Class 1A2
6.50% due 11/25/2037	2,786,744	1,724,298
Countrywide Alternative Loan Trust,
Series 2005-59, Class 2X
3.1733% IO due 11/20/2035	12,229,309	252,291
Countrywide Alternative Loan Trust,
Series 2006-OA10, Class XPP
1.8696% IO due 08/25/2046	42,904,025	1,597,815
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X
3.4661% IO due 09/20/2046	16,174,374	606,539
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (g)	950,000	945,250
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (g)	1,120,000	1,114,400
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (g)	1,490,000	1,405,383
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	1,495,000	1,226,423
Downey Savings & Loan Association Mortgage
Loan Trust, Series 2005-AR2, Class X2
2.6541% IO due 03/19/2045	45,881,751	1,835,270

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 3154,
Class PM
5.50% due 05/15/2034	$4,435,000	$4,727,518
Federal Home Loan Mortgage Corp., Series 3228,
Class PL
5.50% due 10/15/2034	5,740,000	6,093,686
Federal National Mortgage Association, Series
2006-117, Class PD
5.50% due 07/25/2035	6,300,000	6,648,818
Federal National Mortgage Association, Series
2006-65, Class TE
5.50% due 05/25/2035	2,438,217	2,598,740
Federal National Mortgage Association, Series
2006-84, Class MP
5.50% due 08/25/2035	7,172,000	7,655,836
First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1
5.50% due 05/25/2035	2,283,748	1,475,158
Global Tower Partners Acquisition
LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (g)	620,000	555,675
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 4A2
0.6063% due 10/25/2045 (b)	2,016,711	725,520
Greenpoint Mortgage Funding Trust, Series
2006-AR1, Class A2A
0.6163% due 02/25/2036 (b)	1,217,105	354,590
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
6.116% due 07/10/2038 (b)	3,755,000	3,435,447
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X
2.8625% IO due 09/19/2035	11,905,265	452,029
Harborview Mortgage Loan Trust,
Series 2006-SB1, Class A1A
1.7508% due 12/19/2036 (b)	2,204,701	842,571
Harborview Mortgage Loan Trust,
Series 2007-3, Class ES
0.35% due 05/19/2047	26,032,420	97,622
Harborview Mortgage Loan Trust,
Series 2007-4, Class ES
0.35% due 07/19/2047	26,831,580	109,003
Harborview Mortgage Loan Trust,
Series 2007-6, Class ES
0.3425% due 08/19/2037 (g)	19,763,730	74,114
Harborview NIM Corp., Series 2007-3A, Class N1
6.654% due 05/19/2037 (g)	13,369	0
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X
2.9274% IO due 10/25/2036	32,765,207	1,002,615
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 2X
2.6408% IO due 10/25/2036	35,141,361	857,449
Luminent Mortgage Trust, Series 2006-1, Class X
3.3266% IO due 04/25/2036 ^	9,552,801	250,761
Morgan Stanley Mortgage Loan Trust, Series
2004-9, Class 1A
6.1144% due 10/25/2034 (b)	3,075,807	2,902,269
Residential Accredit Loans, Inc., Series
2007-QS10, Class A1
6.50% due 09/25/2037	1,856,157	1,148,497

The accompanying notes are an integral part of the financial statements.
391

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Residential Accredit Loans, Inc.,
Series 2007-QS11, Class A1
7.00% due 10/25/2037		$1,546,801	$989,953
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (g)		705,000	690,900
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (g)		1,005,000	984,900
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-2, Class 4A1
5.7356% due 04/25/2037 (b)		3,428,066	2,346,798
WAMU Mortgage Pass Through Certificates, Series
2005-AR13, Class X
2.2187% IO due 10/25/2045		100,374,095	2,509,352
WAMU Mortgage Pass Through Certificates,
Series 2005-AR13, Class B1
0.8463% due 10/25/2045 (b)		2,171,897	233,481
WAMU Mortgage Pass Through Certificates,
Series 2005-AR6, Class B1
0.8463% due 04/25/2045 (b)		3,534,493	343,953
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
0.9551% IO due 06/25/2047		68,137,290	745,252
WAMU Mortgage Pass Through Certificates,
Series 2007-OA6, Class 1XPP
0.8591% IO due 07/25/2047		40,018,016	387,675
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
0.8599% IO due 04/25/2047		28,965,672	280,605
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0242% due 09/25/2036 (b)		2,199,269	1,653,514

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $73,525,620)			$77,168,118

ASSET BACKED SECURITIES - 0.69%
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/27/2037 (g)		1,670,000	1,068,800
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037 (g)		3,245,000	2,660,833
Lehman XS Trust, Series 2005-5N, Class 3A2
0.6063% due 11/25/2035 (b)		559,669	151,725
Lehman XS Trust, Series 2006-2N, Class 1A2
0.5863% due 02/25/2046 (b)		2,179,275	453,200

TOTAL ASSET BACKED SECURITIES
(Cost $6,042,123)			$4,334,558

SUPRANATIONAL OBLIGATIONS - 5.87%
Government - 5.09%
Council of Europe Development Bank
5.25% due 05/27/2013	AUD	4,310,000	3,733,426
European Investment Bank
6.25% due 04/15/2014	GBP	1,250,000	2,269,257
European Investment Bank, EMTN
7.00% due 01/18/2012	NZD	2,850,000	2,155,336
Instituto de Credito Oficial, EMTN
5.00% due 12/07/2009	GBP	2,259,000	3,636,784

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

SUPRANATIONAL OBLIGATIONS
(continued)
Government (continued)
Inter-American Development Bank, Series INTL
7.25% due 05/24/2012	NZD	6,065,000	$4,633,801
Inter-American Development Bank, Series MPLE
4.25% due 12/02/2012	CAD	480,000	474,441
Inter-American Development Bank, Series MTN
5.375% due 05/27/2014	AUD	7,880,000	6,806,235
International Bank for Reconstruction &
Development
5.375% due 12/15/2014	NZD	7,420,000	5,261,233
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	3,327,000	3,112,155

			32,082,668

Supranational - 0.78%
European Investment Bank
5.375% due 05/20/2014		5,690,000	4,923,434

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $34,503,717)			$37,006,102

COMMON STOCKS - 0.95%
Communications - 0.43%
Chunghwa Telecom Company, Ltd., ADR		7,527	135,787
Sirius XM Radio, Inc. *		4,025,025	2,555,891
Vertis Holdings, Inc. *		460	0

			2,691,678
Consumer, Cyclical - 0.47%
CVS Caremark Corp.		83,500	2,984,290
Industrial - 0.05%
Pactiv Corp. *		11,894	309,839

TOTAL COMMON STOCKS (Cost $7,336,144)			$5,985,807

PREFERRED STOCKS - 0.37%
Basic Materials - 0.37%
Freeport-McMoRan Copper & Gold, Inc.,
6.75%		22,444	2,311,732

TOTAL PREFERRED STOCKS (Cost $2,155,014)			$2,311,732

TERM LOANS - 3.11%
Communications - 0.84%
Dex Media West LLC
1.00% due 10/24/2014 (b)		1,455,000	1,238,932
Idearc, Inc.
1.00% due 11/17/2014 (b)		7,677,039	3,249,944
Quebecor World Capital Corp.
9.00% due 07/10/2012 (b)		850,000	848,581

			5,337,457

Consumer, Cyclical - 2.27%
Delta Air Lines, Inc.
3.5256% due 04/30/2014 (b)		5,147,880	4,285,610
Great Canadian Gaming Corp.
1.9544% due 02/07/2014 (b)		1,486,875	1,382,794
Greektown Holdings LLC
1.00% due 12/31/2009 (b)(l)		301,006	301,006
9.75% due 12/31/2009 (b)		395,652	396,641

The accompanying notes are an integral part of the financial statements.
392

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Consumer, Cyclical (continued)
Lear Corp.
1.00% due 04/25/2012 (b)	$4,291,350	$3,851,487
Michaels Stores, Inc.
2.5625% due 10/31/2013 (b)	3,001,849	2,677,899
US Airways Group, Inc.
2.7628% due 03/23/2014 (b)	2,145,758	1,405,471

		14,300,908

TOTAL TERM LOANS (Cost $17,081,370)		$19,638,365

OPTIONS - 0.02%
Call Options - 0.02%
Comcast Corp.
Expiration 01/16/2010 at $25.00 *	30,000,000	15,000
Over The Counter Purchase Call on the EUR vs.
USD
Expiration 01/29/2010 at $1.25 *	36,250,000	47,777
Over The Counter Purchase Call on the USD vs.
CAD
Expiration 02/26/2010 at $1.30 *	11,900,000	19,159
Expiration 04/20/2010 at $1.30 *	11,660,000	31,773
Expiration 10/09/2009 at $1.30 *	15,000,000	15
Over The Counter Purchase Call on the USD vs.
JPY
Expiration 09/30/2009 at $100.00 *	29,000,000	29
Expiration 03/12/2010 at $110.00 *	28,000,000	7,532
Expiration 04/01/2010 at $115.00 *	29,600,000	2,842

		124,127

Put Options - 0.00%
Over The Counter Purchase Call on the EUR vs.
USD
Expiration 12/02/2009 at $1.292 *	29,000,000	26,396

TOTAL OPTIONS (Cost $3,521,929)		$150,523

REPURCHASE AGREEMENTS - 0.22%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$1,400,000 on 10/01/2009,
collateralized by $1,390,000
Federal Home Loan Bank, 4.645%
due 10/05/2017 (valued at
$1,428,225, including interest)	$1,400,000	$1,400,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,400,000)		$1,400,000

SHORT TERM INVESTMENTS - 2.46%
Federal Home Loan Bank Discount Notes
0.001% due 10/01/2009	$8,000,000	$8,000,000
U.S. Treasury Bills
0.11% due 11/27/2009	7,500,000	7,498,694

TOTAL SHORT TERM INVESTMENTS
(Cost $15,498,694)		$15,498,694

Total Investments (Strategic Income Trust)
(Cost $597,939,791) - 98.88%		$623,387,125
Other assets and liabilities, net - 1.12%		7,057,320

TOTAL NET ASSETS - 100.00%		$630,444,445

Total Bond Market Trust A
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 23.48%
U.S. Treasury Bonds - 5.75%
2.75% due 10/31/2013	$25,730,000	$26,554,158
3.50% due 02/15/2039	740,000	670,394
4.25% due 05/15/2039	4,000,000	4,138,124
4.375% due 02/15/2038	2,547,000	2,683,107
4.50% due 05/15/2038	7,845,000	8,441,957
5.25% due 02/15/2029	6,770,000	7,858,487
5.375% due 02/15/2031	880,000	1,045,550
7.875% due 02/15/2021	2,300,000	3,206,343
8.125% due 08/15/2021	1,400,000	1,993,687
9.25% due 02/15/2016	2,150,000	2,962,128

		59,553,935
U.S. Treasury Notes - 17.73%
0.875% due 01/31/2011 to 03/31/2011	48,500,000	48,677,358
1.25% due 11/30/2010	20,000,000	20,176,560
1.50% due 10/31/2010 to 07/15/2012	46,900,000	47,372,122
1.75% due 01/31/2014 to 03/31/2014	19,320,000	19,024,353
1.875% due 02/28/2014	13,890,000	13,769,546
2.00% due 11/30/2013	4,795,000	4,801,742
2.75% due 02/15/2019	9,600,000	9,161,251
3.125% due 05/15/2019	2,330,000	2,292,683
3.75% due 11/15/2018	7,236,000	7,487,567
4.25% due 11/15/2017	9,300,000	10,020,750
4.75% due 05/15/2014	800,000	891,750

		183,675,682

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $241,929,647)		$243,229,617

U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.63%
Federal Farm Credit Bank - 0.36%
3.875% due 10/07/2013	1,700,000	1,799,635
4.875% due 12/16/2015	1,800,000	1,962,718

		3,762,353
Federal Home Loan Bank - 1.74%
1.625% due 07/27/2011	4,900,000	4,956,183
3.875% due 01/15/2010 to 06/14/2013	8,175,000	8,602,366
5.00% due 11/17/2017	4,090,000	4,478,991

		18,037,540
Federal Home Loan Mortgage Corp. - 14.81%
2.875% due 11/23/2010 (a)	6,000,000	6,153,822
3.75% due 06/28/2013	4,000,000	4,244,192
3.875% due 06/29/2011 (a)	6,000,000	6,314,886
4.00% due 07/01/2024 to 04/01/2039	9,158,359	9,152,278
4.125% due 09/27/2013 (a)	5,500,000	5,896,600
4.50% due 07/01/2018 to 05/01/2039	17,658,637	18,084,760
5.00% due 06/01/2023 to 07/01/2039	23,515,649	24,389,111
5.50% due 08/23/2017 to 01/01/2039	33,111,386	34,957,717
5.817% due 02/01/2037 (b)	2,077,975	2,194,669
6.00% due 06/15/2011 to 10/01/2038	24,291,075	25,832,257
6.05% due 08/01/2037 (b)	2,149,790	2,281,466
6.25% due 07/15/2032	570,000	719,009
6.50% due 08/01/2037 to 09/01/2038	5,817,447	6,215,805
6.75% due 09/15/2029	2,900,000	3,695,093
7.00% due 11/01/2037 to 10/01/2038	3,008,856	3,271,778

		153,403,443

The accompanying notes are an integral part of the financial statements.
393

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association - 23.06%
1.375% due 04/28/2011	$3,400,000	$3,429,638
3.25% due 04/09/2013	4,000,000	4,204,696
3.875% due 07/12/2013 (a)	6,000,000	6,392,760
4.00% due 03/01/2024 to 04/01/2039	7,839,834	7,882,973
4.00% TBA **	2,200,000	2,179,375
4.375% due 10/15/2015	4,850,000	5,214,051
4.50% due 06/01/2018 to 06/01/2039	29,420,580	30,137,109
4.50% TBA **	4,100,000	4,152,531
4.642% due 01/01/2035 (b)	2,744,618	2,811,806
4.831% due 04/01/2036 (b)	2,228,508	2,324,131
4.931% due 07/01/2034 (b)	1,931,788	2,050,111
5.00% due 06/01/2018 to 07/01/2039	43,371,250	45,115,540
5.038% due 09/01/2037 (b)	2,060,109	2,186,291
5.432% due 04/01/2036 (b)	550,494	575,336
5.50% due 08/01/2017 to 11/01/2038	52,164,319	54,862,014
5.50% due 05/01/2036 (b)	690,533	726,619
5.677% due 04/01/2037 (b)	2,893,501	3,070,730
5.959% due 10/01/2037 (b)	2,155,638	2,287,672
6.00% due 08/01/2023 to 10/01/2038	34,366,389	36,484,760
6.125% due 03/15/2012	1,275,000	1,424,685
6.50% due 07/01/2036 to 10/01/2038	10,133,254	10,871,672
6.625% due 11/15/2030	2,425,000	3,129,979
7.00% due 10/01/2038	1,781,386	1,945,399
7.125% due 06/15/2010	1,750,000	1,833,347
7.25% due 05/15/2030 (a)	2,600,000	3,564,317

		238,857,542

Government National Mortgage
Association - 5.47%
4.00% due 07/15/2039	1,045,279	1,036,378
4.50% due 06/15/2023 to 07/20/2039	10,780,838	10,975,495
5.00% due 10/15/2023 to 05/15/2039	13,677,600	14,192,071
5.50% due 08/15/2023 to 09/20/2039	14,818,411	15,603,889
6.00% due 06/20/2038 to 10/15/2038	10,035,704	10,633,555
6.50% due 09/20/2037 to 12/15/2038	3,916,002	4,175,413

		56,616,801

Tennessee Valley Authority - 0.12%
6.75% due 11/01/2025	1,035,000	1,271,234
The Financing Corp. - 0.07%
8.60% due 09/26/2019	525,000	706,770

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $455,612,299)		$472,655,683

FOREIGN GOVERNMENT OBLIGATIONS - 1.45%
Austria - 0.06%
Government of Austria
5.00% due 05/19/2014 (g)	540,000	579,755
Brazil - 0.33%
Federative Republic of Brazil
5.875% due 01/15/2019	1,420,000	1,519,400
6.00% due 01/17/2017	890,000	962,980
7.125% due 01/20/2037	760,000	906,300

		3,388,680

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Canada - 0.44%
Government of Canada
5.00% due 02/15/2012	$240,000	$249,601
5.125% due 01/26/2017	370,000	393,503
5.20% due 02/21/2017	300,000	320,635
6.50% due 01/15/2026	390,000	459,446
7.50% due 07/15/2023	310,000	391,500
7.50% due 09/15/2029	610,000	808,610
Export Development Canada
3.50% due 05/16/2013	475,000	496,247
Province of Ontario
4.50% due 02/03/2015	1,100,000	1,188,525
Province of Saskatchewan
8.00% due 02/01/2013	240,000	274,631

		4,582,698

Israel - 0.08%
Government of Israel
5.125% due 03/26/2019	440,000	452,161
5.50% due 09/18/2023	380,000	412,509

		864,670

Italy - 0.19%
Republic of Italy
4.50% due 01/21/2015	500,000	529,655
6.875% due 09/27/2023	1,210,000	1,454,017

		1,983,672

Mexico - 0.27%
Government of Mexico
5.95% due 03/19/2019	2,519,000	2,644,950
9.875% due 02/01/2010	150,000	153,900

		2,798,850

Peru - 0.08%
Republic of Peru
7.125% due 03/30/2019	670,000	772,845

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $14,399,348)		$14,971,170

CORPORATE BONDS - 22.84%
Basic Materials - 0.69%
Agrium, Inc.
6.75% due 01/15/2019	490,000	530,695
Alcoa, Inc.
6.75% due 07/15/2018	485,000	486,205
Anglo American Capital
9.375% due 04/08/2019 (g)	600,000	729,000
ArcelorMittal
5.375% due 06/01/2013	990,000	1,012,136
BHP Billiton Finance
6.50% due 04/01/2019	500,000	580,101
6.75% due 11/01/2013	159,000	181,691
Dow Chemical Company
5.70% due 05/15/2018	230,000	226,760
5.90% due 02/15/2015	350,000	359,234
E.I. Du Pont de Nemours & Company
5.75% due 03/15/2019	650,000	716,669
5.875% due 01/15/2014	395,000	437,408

The accompanying notes are an integral part of the financial statements.
394

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
International Paper Company
8.70% due 06/15/2038	$250,000	$277,138
Potash Corp. of Saskatchewan, Inc.
4.875% due 03/30/2020	130,000	129,851
Praxair, Inc.
4.375% due 03/31/2014	620,000	656,869
Rio Tinto Alcan, Inc.
6.125% due 12/15/2033	360,000	365,667
Rio Tinto Finance USA, Ltd.
6.50% due 07/15/2018	434,000	466,698

		7,156,122

Communications - 2.55%
Ameritech Capital Funding
6.875% due 10/15/2027	240,000	249,667
AT&T Corp.
8.00% due 11/15/2031	380,000	473,494
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	450,000	488,355
AT&T, Inc.
6.30% due 01/15/2038	1,150,000	1,204,789
6.70% due 11/15/2013	685,000	776,076
BellSouth Corp.
6.875% due 10/15/2031	735,000	803,600
British Sky Broadcasting Group PLC
9.50% due 11/15/2018 (g)	420,000	537,381
British Telecommunications PLC
5.95% due 01/15/2018	270,000	273,507
9.625% due 12/15/2030	250,000	320,268
CBS Corp.
8.875% due 05/15/2019	445,000	490,806
CenturyTel, Inc., Series P
7.60% due 09/15/2039	310,000	308,925
Cisco Systems, Inc.
5.25% due 02/22/2011	350,000	368,915
5.50% due 02/22/2016	300,000	330,346
Comcast Cable Communications
8.875% due 05/01/2017	300,000	369,980
Comcast Corp.
5.70% due 07/01/2019	460,000	486,038
6.50% due 01/15/2015	320,000	356,573
6.50% due 11/15/2035	755,000	804,518
COX Communications, Inc.
9.375% due 01/15/2019 (g)	605,000	764,401
Deutsche Telekom International Finance BV
8.75% due 06/15/2030	725,000	938,892
Discovery Communications LLC
5.625% due 08/15/2019	380,000	389,954
France Telecom SA
8.50% due 03/01/2031	460,000	636,033
News America, Inc.
6.65% due 11/15/2037	525,000	546,890
Rogers Cable, Inc.
7.875% due 05/01/2012	455,000	510,522
SBC Communications, Inc.
5.625% due 06/15/2016	400,000	430,303
TCI Communications, Inc.
7.125% due 02/15/2028	455,000	491,825

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Telecom Italia Capital SA
5.25% due 11/15/2013	$730,000	$767,919
7.721% due 06/04/2038	450,000	534,357
Telefonica Emisiones SAU
6.221% due 07/03/2017	210,000	231,821
Telefonica Europe BV
8.25% due 09/15/2030	500,000	647,477
Time Warner Companies, Inc.
7.25% due 10/15/2017	400,000	451,041
7.57% due 02/01/2024	480,000	521,759
Time Warner Entertainment Company LP
8.375% due 07/15/2033	970,000	1,165,823
Time Warner, Inc.
6.75% due 04/15/2011	530,000	566,445
7.625% due 04/15/2031	110,000	123,281
Verizon Communications, Inc.
5.25% due 04/15/2013	1,025,000	1,109,866
6.10% due 04/15/2018	675,000	728,993
6.90% due 04/15/2038	875,000	996,510
7.375% due 09/01/2012	450,000	511,301
Verizon Global Funding Corp.
7.25% due 12/01/2010	675,000	718,392
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (g)	470,000	539,731
Viacom, Inc.
4.25% due 09/15/2015	220,000	219,423
6.25% due 04/30/2016	530,000	571,635
7.875% due 07/30/2030	430,000	409,914
Vivendi
5.75% due 04/04/2013 (g)	305,000	316,511
Vodafone Group PLC
5.375% due 01/30/2015	795,000	851,979
5.45% due 06/10/2019	480,000	499,783
Walt Disney Company, MTN
5.625% due 09/15/2016	500,000	551,177

		26,387,196

Consumer, Cyclical - 0.74%
CVS Caremark Corp.
6.125% due 08/15/2016	450,000	493,354
6.60% due 03/15/2019	370,000	417,090
CVS Pass-Through Trust
8.353% due 07/10/2031 (g)	458,762	488,581
DaimlerChrysler NA Holding Corp.
5.875% due 03/15/2011	455,000	472,162
DaimlerChrysler NA Holding Corp., MTN
5.75% due 09/08/2011	295,000	309,855
Home Depot, Inc.
4.625% due 08/15/2010	455,000	468,094
5.40% due 03/01/2016	100,000	104,549
5.875% due 12/16/2036	420,000	407,486
Lowe's Companies, Inc.
6.10% due 09/15/2017	315,000	352,887
McDonald's Corp., MTN
5.00% due 02/01/2019	328,000	349,092
Target Corp.
6.50% due 10/15/2037	500,000	559,428
7.50% due 08/15/2010	775,000	819,370

The accompanying notes are an integral part of the financial statements.
395

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
Toll Brothers Finance Corp.
6.75% due 11/01/2019	$220,000	$219,026
Walgreen Company
5.25% due 01/15/2019	450,000	489,212
Wal-Mart Stores, Inc.
4.125% due 02/01/2019	455,000	457,124
6.20% due 04/15/2038	585,000	665,761
7.55% due 02/15/2030	300,000	385,684
Yum! Brands, Inc.
6.25% due 03/15/2018	190,000	204,699

		7,663,454

Consumer, Non-cyclical - 2.73%
Abbott Laboratories
4.35% due 03/15/2014	540,000	568,504
5.875% due 05/15/2016	195,000	217,343
Altria Group, Inc.
8.50% due 11/10/2013	465,000	539,326
9.25% due 08/06/2019	955,000	1,166,968
Amgen, Inc.
5.70% due 02/01/2019	415,000	456,197
Anheuser-Busch InBev Worldwide, Inc.
6.875% due 11/15/2019 (g)	670,000	756,774
7.75% due 01/15/2019 (g)	450,000	532,467
Archer-Daniels-Midland Company
7.00% due 02/01/2031	300,000	349,797
AstraZeneca PLC
5.90% due 09/15/2017	465,000	520,282
Bacardi, Ltd.
8.20% due 04/01/2019 (g)	620,000	744,558
Baxter International, Inc.
5.90% due 09/01/2016	225,000	252,825
Bottling Group LLC
5.125% due 01/15/2019	450,000	479,545
Bristol-Myers Squibb Company
6.80% due 11/15/2026	280,000	340,396
Brown-Forman Corp.
5.00% due 02/01/2014	450,000	480,186
Bunge, Ltd. Finance Corp.
8.50% due 06/15/2019	300,000	345,849
Campbell Soup Company
4.50% due 02/15/2019	600,000	615,656
Cargill, Inc.
7.35% due 03/06/2019 (g)	475,000	549,886
Clorox Company
5.95% due 10/15/2017	390,000	423,367
Coca-Cola Company
4.875% due 03/15/2019	150,000	158,302
Coca-Cola Enterprises, Inc.
8.50% due 02/01/2022	505,000	679,494
ConAgra Foods, Inc.
5.819% due 06/15/2017	75,000	80,781
7.00% due 04/15/2019	300,000	353,511
9.75% due 03/01/2021	222,000	288,732
Covidien International Finance SA
6.00% due 10/15/2017	500,000	554,712
Diageo Capital PLC
7.375% due 01/15/2014	717,000	830,931

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Eli Lilly & Company
7.125% due 06/01/2025	$340,000	$416,031
Express Scripts, Inc.
6.25% due 06/15/2014	300,000	329,683
General Mills, Inc.
5.65% due 02/15/2019	450,000	487,364
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014	577,000	611,104
Howard Hughes Medical Institute
3.45% due 09/01/2014	470,000	480,212
Johnson & Johnson
5.55% due 08/15/2017	150,000	168,557
5.85% due 07/15/2038	365,000	410,828
Kellogg Company, Series B
6.60% due 04/01/2011	530,000	568,018
Kimberly-Clark Corp.
7.50% due 11/01/2018	330,000	410,872
Kraft Foods, Inc.
6.75% due 02/19/2014	1,080,000	1,204,866
6.875% due 02/01/2038	280,000	308,245
Kroger Company
3.90% due 10/01/2015	220,000	221,749
6.40% due 08/15/2017	500,000	553,226
Medtronic, Inc.
5.60% due 03/15/2019	315,000	348,823
Merck & Company, Inc.
5.75% due 11/15/2036	600,000	661,616
Novartis Securities Investment, Ltd.
5.125% due 02/10/2019	365,000	388,564
PepsiCo, Inc.
7.90% due 11/01/2018	315,000	397,756
Pharmacia Corp.
6.50% due 12/01/2018	450,000	515,803
Philip Morris International, Inc.
6.875% due 03/17/2014	390,000	445,522
Procter & Gamble Company
4.60% due 01/15/2014	530,000	569,376
Quest Diagnostics, Inc.
5.45% due 11/01/2015	134,000	141,427
Ralcorp Holdings, Inc.
6.625% due 08/15/2039 (g)	470,000	494,987
Roche Holdings, Inc.
6.00% due 03/01/2019 (g)	330,000	367,336
SABMiller PLC
6.50% due 07/15/2018 (g)	310,000	344,078
Safeway, Inc.
6.25% due 03/15/2014	315,000	347,992
6.35% due 08/15/2017	520,000	577,242
Schering Plough Corp.
5.55% due 12/01/2013	380,000	416,021
Science Applications International Corp.
5.50% due 07/01/2033	300,000	270,780
St. Jude Medical, Inc.
4.875% due 07/15/2019	230,000	236,935
Sysco Corp.
5.375% due 03/17/2019	250,000	271,198
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)	310,000	302,887

The accompanying notes are an integral part of the financial statements.
396

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Tesco PLC
6.15% due 11/15/2037 (g)	$235,000	$251,471
UnitedHealth Group, Inc.
4.875% due 03/15/2015	795,000	819,410
5.80% due 03/15/2036	210,000	203,646
WellPoint, Inc.
6.375% due 06/15/2037	170,000	184,616
7.00% due 02/15/2019	500,000	568,379
Wyeth
5.50% due 03/15/2013	660,000	714,475

		28,297,484

Energy - 2.08%
Anadarko Finance Company, Series B
6.75% due 05/01/2011	585,000	621,687
Apache Corp.
6.00% due 09/15/2013	295,000	328,140
Boardwalk Pipelines LP
5.75% due 09/15/2019	380,000	379,380
Cameron International Corp.
7.00% due 07/15/2038	340,000	375,276
Canadian Natural Resources, Ltd.
6.25% due 03/15/2038	440,000	468,748
Cenovus Energy, Inc.
5.70% due 10/15/2019 (g)	220,000	225,586
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	370,000	416,641
Chevron Corp.
4.95% due 03/03/2019	440,000	469,652
Conoco Funding Company
6.35% due 10/15/2011	395,000	432,840
ConocoPhillips Company
5.75% due 02/01/2019	455,000	495,491
DCP Midstream LLC
9.70% due 12/01/2013 (g)	390,000	451,315
9.75% due 03/15/2019 (g)	475,000	567,446
Devon Financing Corp.
6.875% due 09/30/2011	400,000	435,173
Diamond Offshore Drilling, Inc.
5.875% due 05/01/2019	600,000	646,150
Enbridge Energy Partners LP
9.875% due 03/01/2019	530,000	658,209
EnCana Corp.
6.50% due 08/15/2034	530,000	582,268
Enterprise Products Operating LLC
4.60% due 08/01/2012	300,000	310,846
9.75% due 01/31/2014	265,000	319,958
GlobalSantaFe Corp.
5.00% due 02/15/2013	425,000	447,113
Halliburton Company
6.15% due 09/15/2019	300,000	336,512
Kerr-McGee Corp.
6.95% due 07/01/2024	530,000	567,443
Kinder Morgan Energy Partners LP
5.625% due 02/15/2015	240,000	257,614
5.85% due 09/15/2012	415,000	447,126
6.50% due 09/01/2039	280,000	284,836
6.85% due 02/15/2020	500,000	546,117
7.30% due 08/15/2033	90,000	96,376

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Energy Partners LP (continued)
9.00% due 02/01/2019	$265,000	$321,086
Magellan Midstream Partners LP
6.55% due 07/15/2019	350,000	388,927
Marathon Oil Corp.
6.00% due 10/01/2017	425,000	446,705
Nabors Industries, Inc.
9.25% due 01/15/2019	450,000	534,785
Nexen, Inc.
6.20% due 07/30/2019	240,000	248,923
Noble Holding International, Ltd.
7.375% due 03/15/2014	370,000	398,215
ONEOK Partners LP
6.65% due 10/01/2036	363,000	386,803
Pemex Project Funding Master Trust
7.375% due 12/15/2014	350,000	389,607
Petrobras International Finance Company
8.375% due 12/10/2018	545,000	643,100
Petro-Canada
5.95% due 05/15/2035	315,000	310,135
6.05% due 05/15/2018	500,000	523,549
Petroleos Mexicanos
4.875% due 03/15/2015 (g)	700,000	695,633
Plains All American Pipeline LP
8.75% due 05/01/2019	300,000	360,121
Shell International Finance BV
6.375% due 12/15/2038	495,000	587,789
Talisman Energy, Inc.
6.25% due 02/01/2038	235,000	239,732
7.75% due 06/01/2019	300,000	352,748
TEPPCO Partners LP
6.65% due 04/15/2018	165,000	178,826
Texas Eastern Transmission LP
6.00% due 09/15/2017 (g)	190,000	205,599
Tosco Corp.
8.125% due 02/15/2030	543,000	690,353
Total Capital SA
3.125% due 10/02/2015	220,000	219,103
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	630,000	666,980
Valero Energy Corp.
6.125% due 06/15/2017	475,000	490,409
Weatherford International, Ltd.
5.50% due 02/15/2016	430,000	437,859
XTO Energy, Inc.
5.50% due 06/15/2018	645,000	665,628

		21,550,558

Financial - 9.71%
Abbey National PLC
7.95% due 10/26/2029	340,000	355,752
Aegon Funding Corp.
5.75% due 12/15/2020	225,000	212,027
Aetna, Inc.
6.00% due 06/15/2016	450,000	474,628
Allied Capital Corp.
6.625% due 07/15/2011	295,000	242,510
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	390,000	407,575

The accompanying notes are an integral part of the financial statements.
397

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Allstate Corp.
5.95% due 04/01/2036	$455,000	$482,716
7.45% due 05/16/2019	310,000	369,487
AMB Property LP, MTN
6.30% due 06/01/2013	300,000	291,768
American Express Bank FSB, BKNT
6.00% due 09/13/2017	925,000	956,863
American Express Bank FSB, GMTN
3.15% due 12/09/2011	1,045,000	1,084,885
American Express Credit Corp., Series C
7.30% due 08/20/2013	380,000	421,417
AON Corp.
8.205% due 01/01/2027	250,000	243,750
AXA SA
8.60% due 12/15/2030	290,000	301,542
Bank of America Corp.
2.10% due 04/30/2012	900,000	912,629
3.125% due 06/15/2012	525,000	546,041
5.42% due 03/15/2017	499,000	476,774
6.50% due 08/01/2016	470,000	494,041
7.375% due 05/15/2014	250,000	278,166
7.80% due 02/15/2010	520,000	530,898
Bank of New York Mellon Corp.
6.375% due 04/01/2012	130,000	142,772
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013	675,000	718,612
Bank One Corp.
7.875% due 08/01/2010	725,000	763,022
Barclays Bank PLC
5.20% due 07/10/2014	330,000	348,585
5.45% due 09/12/2012	450,000	483,577
BB&T Corp.
5.20% due 12/23/2015	450,000	464,163
5.70% due 04/30/2014	600,000	649,772
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	980,000	1,119,201
Berkshire Hathaway Finance Corp, Series WI
4.00% due 04/15/2012	300,000	314,515
Berkshire Hathaway Finance Corp.
5.40% due 05/15/2018	450,000	485,080
BP Capital Markets PLC
3.625% due 05/08/2014	3,000,000	3,090,921
5.25% due 11/07/2013	270,000	295,766
Capital One Bank USA NA
8.80% due 07/15/2019	600,000	693,575
Capital One Financial Corp.
7.375% due 05/23/2014	690,000	770,050
Capital One Financial Corp., MTN
5.70% due 09/15/2011	395,000	412,660
Caterpillar Financial Services Corp.
6.125% due 02/17/2014	560,000	613,938
Chubb Corp.
5.75% due 05/15/2018	435,000	477,152
Citigroup, Inc.
2.125% due 04/30/2012	915,000	927,950
2.875% due 12/09/2011	1,040,000	1,073,578
5.50% due 04/11/2013	530,000	542,363
5.875% due 02/22/2033	895,000	741,802
5.875% due 05/29/2037	620,000	540,580

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Citigroup, Inc. (continued)
6.00% due 02/21/2012	$1,190,000	$1,236,189
6.125% due 11/21/2017	1,265,000	1,255,955
8.50% due 05/22/2019	460,000	519,264
CME Group, Inc.
5.75% due 02/15/2014	360,000	394,002
Credit Suisse First Boston USA, Inc.
4.875% due 01/15/2015	690,000	724,480
6.50% due 01/15/2012	787,000	852,763
Credit Suisse Guernsey, Ltd.
5.86% due 05/29/2049 (b)	250,000	190,000
Credit Suisse New York
5.50% due 05/01/2014	1,500,000	1,611,869
Deutsche Bank AG
4.875% due 05/20/2013	1,150,000	1,224,943
Deutsche Bank AG/London
3.875% due 08/18/2014	850,000	860,486
Discover Financial Services
10.25% due 07/15/2019	700,000	801,198
Dresdner Bank AG
7.25% due 09/15/2015	270,000	255,949
Duke Realty LP
5.95% due 02/15/2017	225,000	207,398
Eksportfinans A/S
5.50% due 06/26/2017	440,000	471,108
ERP Operating LP
5.75% due 06/15/2017	591,000	585,403
FIH Erhvervsbank A/S
2.45% due 08/17/2012 (g)	470,000	475,399
FleetBoston Financial Corp.
6.70% due 07/15/2028	500,000	492,918
General Electric Capital Corp.
2.20% due 06/08/2012	450,000	456,956
3.00% due 12/09/2011	525,000	543,354
6.125% due 02/22/2011	1,620,000	1,709,343
6.75% due 03/15/2032	980,000	1,000,505
General Electric Capital Corp., MTN
5.625% due 09/15/2017	1,135,000	1,149,226
6.00% due 08/07/2019	350,000	355,054
6.875% due 01/10/2039	950,000	994,964
Goldman Sachs Capital II
5.793% until 06/01/2012, then variable
due 12/29/2049 (b)	470,000	338,400
Goldman Sachs Group, Inc.
3.25% due 06/15/2012	610,000	636,615
5.50% due 11/15/2014	1,060,000	1,121,863
6.125% due 02/15/2033	530,000	566,688
6.15% due 04/01/2018	1,030,000	1,083,470
6.875% due 01/15/2011	800,000	849,474
7.50% due 02/15/2019	1,600,000	1,829,787
Hartford Financial Services Group, Inc.
5.95% due 10/15/2036	230,000	187,828
HBOS PLC
6.75% due 05/21/2018 (g)	200,000	178,326
Hospitality Properties Trust
7.875% due 08/15/2014	410,000	410,789
HSBC Finance Corp.
5.00% due 06/30/2015	1,000,000	1,003,832
8.00% due 07/15/2010	940,000	982,809

The accompanying notes are an integral part of the financial statements.
398

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
HSBC Holdings PLC
6.50% due 09/15/2037	$905,000	$978,867
HSBC USA, Inc., BKNT
5.875% due 11/01/2034	250,000	255,421
ING Security Life Institutional Funding
4.25% due 01/15/2010 (g)	585,000	579,019
International Lease Finance Corp., MTN
5.45% due 03/24/2011	185,000	170,538
John Deere Capital Corp.
5.10% due 01/15/2013	540,000	584,455
John Deere Capital Corp., MTN
4.95% due 12/17/2012	740,000	799,835
5.25% due 10/01/2012	500,000	540,701
JPMorgan Chase & Company
3.125% due 12/01/2011	1,100,000	1,141,396
4.75% due 05/01/2013	670,000	709,328
6.40% due 05/15/2038	1,530,000	1,712,901
6.75% due 02/01/2011	975,000	1,035,591
Keycorp, MTN
6.50% due 05/14/2013	500,000	511,837
Kimco Realty Corp.
6.875% due 10/01/2019	410,000	419,332
Kreditanstalt fuer Wiederaufbau
3.25% due 03/15/2013	2,150,000	2,231,362
4.375% due 03/15/2018	1,680,000	1,765,428
5.125% due 03/14/2016	1,105,000	1,220,671
Landwirtschaftliche Rentenbank
3.875% due 03/15/2010	540,000	548,328
5.125% due 02/01/2017	315,000	342,303
Lincoln National Corp.
5.65% due 08/27/2012	225,000	233,351
Marsh & McLennan Companies, Inc.
5.75% due 09/15/2015	450,000	474,528
MBNA Corp.
5.00% due 06/15/2015	600,000	592,859
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	885,000	921,215
6.875% due 11/15/2018	975,000	1,028,967
7.75% due 05/14/2038	530,000	597,267
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	397,000	417,524
MetLife, Inc.
6.75% due 06/01/2016	300,000	334,802
MetLife, Inc., Series A
6.817% due 08/15/2018	670,000	745,711
Morgan Stanley
2.25% due 03/13/2012	440,000	448,051
3.25% due 12/01/2011	525,000	546,147
6.75% due 04/15/2011	1,130,000	1,204,890
7.30% due 05/13/2019	900,000	990,247
Morgan Stanley, MTN
5.95% due 12/28/2017	865,000	880,695
6.625% due 04/01/2018	793,000	838,536
Oesterreichische Kontrollbank AG
2.875% due 03/15/2011	290,000	297,862
4.875% due 02/16/2016	485,000	520,242
PartnerRe Finance A LLC
6.875% due 06/01/2018	500,000	527,115

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
PNC Funding Corp.
2.30% due 06/22/2012	$530,000	$539,516
4.25% due 09/21/2015	290,000	291,140
5.625% due 02/01/2017	450,000	442,794
6.70% due 06/10/2019	460,000	509,080
ProLogis
5.625% due 11/15/2016	180,000	161,508
7.625% due 08/15/2014	940,000	960,644
Prudential Financial, Inc.
4.75% due 04/01/2014	650,000	652,339
Prudential Financial, Inc., MTN
4.75% due 09/17/2015	440,000	436,913
Realty Income Corp.
5.95% due 09/15/2016	135,000	129,437
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	372,000	341,131
Simon Property Group LP
5.875% due 03/01/2017	245,000	249,853
SLM Corp.
4.50% due 07/26/2010	450,000	437,249
State Street Corp.
2.15% due 04/30/2012	440,000	446,949
SunTrust Banks, Inc.
6.00% due 09/11/2017	450,000	441,401
Swedish Export Credit
3.25% due 09/16/2014	890,000	883,992
Swedish Export Credit AB, GMTN
4.875% due 09/29/2011	335,000	356,469
The St. Paul Companies, Inc.
5.50% due 12/01/2015	330,000	356,707
The Travelers Companies, Inc.
5.90% due 06/02/2019	460,000	515,452
Toyota Motor Credit Corp.
5.45% due 05/18/2011	475,000	496,913
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018	795,000	807,937
Unilever Capital Corp.
7.125% due 11/01/2010	400,000	427,040
Union Bank of California, N.A.
5.95% due 05/11/2016	500,000	497,177
US Bancorp
2.25% due 03/13/2012	440,000	448,157
4.20% due 05/15/2014	310,000	323,948
US Bank NA, BKNT
6.375% due 08/01/2011	400,000	432,115
Wachovia Bank NA, BKNT
4.875% due 02/01/2015	1,100,000	1,128,174
WEA Finance LLC
7.50% due 06/02/2014 (g)	900,000	969,933
Wells Fargo & Company
2.125% due 06/15/2012	300,000	304,303
3.00% due 12/09/2011	525,000	543,698
5.00% due 11/15/2014	450,000	462,214
5.625% due 12/11/2017	800,000	840,313
6.375% due 08/01/2011	1,090,000	1,168,088
Wells Fargo & Company, Series I
3.75% due 10/01/2014	920,000	915,396
Wells Fargo Bank NA
5.95% due 08/26/2036	1,574,000	1,597,637

The accompanying notes are an integral part of the financial statements.
399

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Wells Fargo Bank NA (continued)
6.45% due 02/01/2011	$750,000	$790,010
Willis North America, Inc.
7.00% due 09/29/2019	340,000	349,594
Xstrata Finance Canada, Ltd.
5.80% due 11/15/2016 (g)	450,000	442,440

		100,556,693

Government - 0.06%
Canada Government International Bond
2.375% due 09/10/2014	240,000	238,614
Development Bank of Japan, DTC
5.125% due 02/01/2017	200,000	217,602
Japan Finance Corp. Municipal Enterprises, DTC
4.625% due 04/21/2015	200,000	210,125

		666,341

Industrial - 1.65%
3M Company, Series MTN
4.375% due 08/15/2013	350,000	374,754
Allied Waste North America, Inc.
6.875% due 06/01/2017	460,000	485,841
BAE Systems Holdings, Inc.
6.375% due 06/01/2019 (g)	600,000	662,046
Boeing Company
8.75% due 09/15/2031	405,000	561,116
Burlington Northern Santa Fe Corp.
4.70% due 10/01/2019	370,000	374,406
7.00% due 02/01/2014	525,000	600,343
Canadian National Railway Company
6.375% due 10/15/2011	250,000	274,092
Caterpillar, Inc.
7.90% due 12/15/2018	390,000	480,948
Commercial Metals Company
7.35% due 08/15/2018	450,000	475,098
CRH America, Inc.
8.125% due 07/15/2018	330,000	371,032
CSX Corp.
6.25% due 04/01/2015	625,000	691,089
7.375% due 02/01/2019	450,000	529,552
Danaher Corp.
5.40% due 03/01/2019	310,000	337,139
Emerson Electric Company
4.875% due 10/15/2019	340,000	359,763
FedEx Corp.
8.00% due 01/15/2019	225,000	273,473
General Dynamics Corp.
5.25% due 02/01/2014	395,000	432,942
General Electric Company
5.00% due 02/01/2013	1,425,000	1,503,234
Honeywell International, Inc.
3.875% due 02/15/2014	445,000	463,198
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	450,000	482,785
Koninklijke Philips Electronics NV
6.875% due 03/11/2038	500,000	584,638
Norfolk Southern Corp.
5.90% due 06/15/2019	300,000	333,526
7.05% due 05/01/2037	430,000	542,157

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Northrop Grumman Corp.
7.75% due 03/01/2016	$350,000	$423,626
Roper Industries, Inc.
6.25% due 09/01/2019	220,000	228,374
Siemens Financierings NV
6.125% due 08/17/2026 (g)	354,000	392,608
Snap-On, Inc.
6.125% due 09/01/2021	470,000	498,310
Stanley Works
6.15% due 10/01/2013	590,000	643,833
Tyco Electronics Group SA
6.55% due 10/01/2017	600,000	628,091
Tyco International Finance SA
8.50% due 01/15/2019	320,000	390,061
Union Pacific Corp.
6.625% due 02/01/2029	390,000	448,717
United Parcel Service, Inc.
5.50% due 01/15/2018	320,000	352,101
United Technologies Corp.
5.375% due 12/15/2017	415,000	452,756
6.125% due 02/01/2019	610,000	697,913
Waste Management, Inc.
7.375% due 03/11/2019	615,000	715,703

		17,065,265

Technology - 0.56%
Computer Sciences Corp.
6.50% due 03/15/2018	600,000	660,922
Dell, Inc.
4.70% due 04/15/2013	450,000	474,380
5.875% due 06/15/2019	300,000	321,616
Hewlett-Packard Company
4.75% due 06/02/2014	475,000	509,801
5.50% due 03/01/2018	250,000	273,177
International Business Machines Corp.
6.50% due 10/15/2013	1,045,000	1,191,296
8.00% due 10/15/2038	350,000	487,237
Microsoft Corp.
2.95% due 06/01/2014	445,000	450,995
Oracle Corp.
5.75% due 04/15/2018	570,000	628,049
Pitney Bowes, Inc.
6.25% due 03/15/2019	250,000	280,692
Xerox Corp.
5.65% due 05/15/2013	500,000	520,293

		5,798,458

Utilities - 2.07%
CalEnergy Company, Inc.
8.48% due 09/15/2028	565,000	741,646
Carolina Power & Light Company
5.30% due 01/15/2019	225,000	243,679
Consolidated Edison Company of New York, Inc.
6.65% due 04/01/2019	930,000	1,074,560
7.125% due 12/01/2018	390,000	462,586
Constellation Energy Group, Inc.
7.60% due 04/01/2032	180,000	193,232
Dominion Resources, Inc.
5.00% due 03/15/2013	410,000	430,193
5.20% due 08/15/2019	710,000	737,206

The accompanying notes are an integral part of the financial statements.
400

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
DTE Energy Company
6.35% due 06/01/2016	$330,000	$339,707
Duke Energy Carolinas LLC
5.625% due 11/30/2012	400,000	441,689
6.00% due 01/15/2038	300,000	336,327
Duke Energy Carolinas LLC, Series C
7.00% due 11/15/2018	390,000	466,744
E.ON International Finance BV
5.80% due 04/30/2018 (g)	595,000	640,318
Enel Finance International SA
5.125% due 10/07/2019 (g)	670,000	667,052
6.00% due 10/07/2039 (g)	220,000	219,032
6.25% due 09/15/2017 (g)	250,000	269,273
Entergy Texas, Inc.
7.125% due 02/01/2019	225,000	252,065
Exelon Generation Company LLC
6.25% due 10/01/2039	220,000	224,546
FirstEnergy Corp.
6.45% due 11/15/2011	9,000	9,734
7.375% due 11/15/2031	450,000	504,417
FirstEnergy Solutions Corp.
6.05% due 08/15/2021 (g)	350,000	361,678
Florida Power & Light Company
5.65% due 02/01/2037	460,000	500,698
FPL Group Capital, Inc.
7.875% due 12/15/2015	395,000	482,579
Georgia Power Company
5.95% due 02/01/2039	455,000	508,313
Hydro-Quebec, Series HY
8.40% due 01/15/2022	150,000	198,831
Hydro-Quebec, Series JL
6.30% due 05/11/2011	600,000	647,243
Indiana Michigan Power Company
6.05% due 03/15/2037	445,000	469,722
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	520,000	554,276
Kansas City Power & Light Company
7.15% due 04/01/2019	630,000	736,071
KeySpan Corp.
8.00% due 11/15/2030	455,000	553,782
NiSource Finance Corp.
6.80% due 01/15/2019	500,000	511,908
Oncor Electric Delivery Company
7.50% due 09/01/2038	260,000	334,868
Pacific Gas & Electric Company
6.05% due 03/01/2034	390,000	433,837
6.25% due 12/01/2013	620,000	696,340
Pacificorp
6.00% due 01/15/2039	450,000	503,860
Peco Energy Company
5.00% due 10/01/2014	600,000	644,564
Pennsylvania Electric Company
5.20% due 04/01/2020	450,000	448,594
6.15% due 10/01/2038	340,000	340,042
Progress Energy, Inc.
7.05% due 03/15/2019	600,000	698,603
7.10% due 03/01/2011	265,000	280,929
Public Service Electric & Gas Company
6.33% due 11/01/2013	525,000	591,103

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
San Diego Gas & Electric Company, Series FFF
6.125% due 09/15/2037	$272,000	$315,567
Scottish Power PLC
4.91% due 03/15/2010	160,000	162,912
Southern California Edison Company, Series 05-E
5.35% due 07/15/2035	545,000	568,461
Southwestern Public Service Company, Series G
8.75% due 12/01/2018	355,000	448,542
Virginia Electric and Power Company
5.00% due 06/30/2019	500,000	522,348
8.875% due 11/15/2038	240,000	341,399
Wisconsin Electric Power Company
6.00% due 04/01/2014	360,000	401,517

		21,512,593

TOTAL CORPORATE BONDS (Cost $218,649,590)		$236,654,164

MUNICIPAL BONDS - 0.42%
California - 0.16%
State of California
7.50% due 04/01/2034	1,040,000	1,159,746
University of California
5.77% due 05/15/2043	500,000	536,885

		1,696,631

District of Columbia - 0.03%
Metropolitan Washington Airports Authority
7.462% due 10/01/2046	240,000	266,091
Illinois - 0.08%
Illinois State Toll Highway Authority
6.184% due 01/01/2034	300,000	335,937
Illinois State, Taxable Pension
5.10% due 06/01/2033	570,000	534,010

		869,947

New York - 0.05%
New York State Dormitory Authority
5.628% due 03/15/2039	470,000	494,637
North Carolina - 0.04%
North Carolina Turnkpike Authority
6.70% due 01/01/2039	400,000	443,276
Texas - 0.04%
State of Texas
5.517% due 04/01/2039	380,000	402,834
Utah - 0.02%
State of Utah
4.554% due 07/01/2024	220,000	224,974

TOTAL MUNICIPAL BONDS (Cost $4,105,468)		$4,398,390

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.00%
Banc of America Commercial Mortgage Inc,
Series 2006-4, Class A4
5.634% due 07/10/2046	580,000	537,673
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	397,828	399,263

The accompanying notes are an integral part of the financial statements.
401

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2004-6, Class A3
4.512% due 12/10/2042	$1,270,000	$1,208,245
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045	200,000	164,341
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	1,300,000	1,148,521
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW12, Class A4
5.9029% due 09/11/2038 (b)	745,000	723,273
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A3
5.298% due 10/12/2042 (b)	600,000	602,938
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW11, Class AM
5.6224% due 03/11/2039 (b)	200,000	159,435
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.9163% due 03/15/2049 (b)	320,899	327,824
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.5919% due 01/15/2046 (b)	200,000	151,466
CS First Boston Mortgage Securities Corp,
Series 2005-C3, Class A3
4.645% due 07/15/2037	390,000	382,989
GE Capital Commercial Mortgage Corp,
Series 2005-C1, Class A3
4.578% due 06/10/2048	620,000	613,439
GE Capital Commercial Mortgage Corp., Series
2004-C3, Class A2
4.433% due 07/10/2039	763,803	772,832
GE Capital Commercial Mortgage Corp., Series
2005-C1, Class A2
4.353% due 06/10/2048	1,484,233	1,483,689
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023% due 04/10/2040	1,840,000	1,840,928
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C2, Class A3
5.134% due 08/10/2038	1,880,000	1,913,652
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class AM
5.622% due 04/10/2038	200,000	152,505
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.9994% due 08/10/2045 (b)	2,550,000	2,107,492
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2004-CBX, Class A6
4.899% due 01/12/2037	1,170,000	1,109,834
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2005-CB11, Class A3
5.197% due 08/12/2037	390,000	387,783
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2005-CB13, Class A3A1
5.4572% due 01/12/2043 (b)	500,000	486,831
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB14, Class A3A
5.491% due 12/12/2044 (g)	1,860,000	1,846,398

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-LDP8, Class AM
5.44% due 05/15/2045	$485,000	$362,339
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.3442% due 12/15/2044 (b)	860,000	842,713
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP2, Class A4
4.738% due 07/15/2042	2,065,000	2,017,034
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045	205,000	196,298
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class A4
4.918% due 10/15/2042 (b)	940,000	924,291
LB-UBS Commercial Mortgage Trust, Series
2000-C3, Class A2
7.95% due 05/15/2025 (b)	542,676	546,971
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A2
4.31% due 02/15/2030	846,707	848,458
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	2,068,000	1,911,813
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class A4
5.69% due 02/12/2051	460,000	356,790
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046 (b)	147,532	149,611
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-8, Class A2
6.1185% due 08/12/2049 (b)	2,450,000	2,411,712
Morgan Stanley Capital I, Series 2006-T21, Class A2
5.09% due 10/12/2052	595,000	597,023
Morgan Stanley Capital I, Series 2006-T23, Class A2
5.9146% due 08/12/2041 (b)	640,000	647,233
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.8028% due 06/11/2042 (b)	3,580,000	3,378,385
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80% due 01/13/2041	1,890,000	1,848,115
Morgan Stanley Capital I,
Series 2005-HQ6, Class A2A
4.882% due 08/13/2042	1,500,000	1,499,806
Morgan Stanley Capital I, Series 2007-T25, Class A3
5.514% due 11/12/2049 (b)	2,940,000	2,718,664
Morgan Stanley Dean Witter Capital I, Series
2001-IQA, Class A3
5.72% due 12/18/2032	81,735	83,820
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C12, Class A2
5.001% due 07/15/2041	606,635	615,945
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A2
5.506% due 03/15/2045	25,880	26,416
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A1
5.405% due 07/15/2045	187,318	189,968

The accompanying notes are an integral part of the financial statements.

402

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083% due 03/15/2042 (b)	$750,000	$737,568

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $38,380,503)		$41,432,324

ASSET BACKED SECURITIES - 0.35%
American Express Credit Account Master Trust,
Series 2006-2, Class A
5.35% due 01/15/2014	960,000	1,021,188
American Express Issuance Trust,
Series 2008-1, Class A
1.1934% due 12/15/2010 (b)	500,000	500,871
Chase Issuance Trust, Series 2008-A4, Class A4
4.65% due 03/15/2015	885,000	948,684
CNH Equipment Trust, Series 2008-B, Class A2B
1.2434% due 04/15/2011 (b)	52,638	52,649
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	121,031	93,303
Mercedes-Benz Auto Receivables Trust, Series
2009-1, Class A3
1.67% due 01/15/2014	890,000	889,978
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036	93,475	86,494

TOTAL ASSET BACKED SECURITIES
(Cost $3,580,050)		$3,593,167

SUPRANATIONAL OBLIGATIONS - 0.88%
Financial - 0.88%
African Development Bank
6.875% due 10/15/2015	210,000	237,147
Asian Development Bank
5.593% due 07/16/2018	680,000	751,070
European Investment Bank
1.75% due 09/14/2012	1,180,000	1,178,904
2.375% due 03/14/2014	910,000	904,997
3.25% due 02/15/2011	750,000	774,717
4.625% due 05/15/2014	974,000	1,061,374
4.625% due 10/20/2015	695,000	754,174
4.875% due 01/17/2017	905,000	985,136
Inter-American Development Bank
7.00% due 06/15/2025	265,000	330,029
7.375% due 01/15/2010	423,000	431,317
International Bank for Reconstruction &
Development
3.625% due 05/21/2013	300,000	315,997
8.625% due 10/15/2016	415,000	542,860
International Finance Corp.
3.50% due 05/15/2013	325,000	332,743
Nordic Investment Bank
2.375% due 12/15/2011	520,000	529,368

		9,129,833

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $9,082,256)		$9,129,833

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 2.44%
Securities Lending Collateral - 2.44%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	2,520,836	$25,233,572

TOTAL SECURITIES LENDING COLLATERAL
(Cost $25,236,542)		$25,233,572

REPURCHASE AGREEMENTS - 1.37%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$14,245,004 on 10/01/2009,
collateralized by $14,125,000
Federal National Mortgage
Association, 5.65% due
10/26/2017 (valued at
$14,531,094, including interest)	$14,245,000	$14,245,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,245,000)		$14,245,000

Total Investments (Total Bond Market Trust A)
(Cost $1,025,220,703) - 102.86%		$1,065,542,920
Other assets and liabilities, net - (2.86)%		(29,608,982)

TOTAL NET ASSETS - 100.00%		$1,035,933,938

Total Bond Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 20.11%
U.S. Treasury Bonds - 9.55%
4.25% due 05/15/2039	$310,000	$320,705
4.375% due 02/15/2038	355,000	373,971
6.75% due 08/15/2026	775,000	1,036,321
7.50% due 11/15/2016	1,270,000	1,637,209
7.875% due 02/15/2021	1,100,000	1,533,468
8.75% due 08/15/2020	1,400,000	2,052,093
9.25% due 02/15/2016	3,550,000	4,890,956
11.25% due 02/15/2015	2,010,000	2,894,870
11.75% due 11/15/2014	465,000	471,430

		15,211,023

U.S. Treasury Notes - 10.56%
0.875% due 03/31/2011	2,900,000	2,909,741
1.00% due 07/31/2011	1,000,000	1,002,852
1.125% due 06/30/2011	2,840,000	2,856,418
1.50% due 12/31/2013	500,000	489,571
1.75% due 01/31/2014	1,760,000	1,738,000
1.875% due 02/28/2014 to 04/30/2014	1,370,000	1,354,768
2.00% due 11/30/2013	3,000,000	3,004,218
3.125% due 05/15/2019	800,000	787,187
4.25% due 11/15/2017	1,100,000	1,185,250
5.00% due 08/15/2011	1,385,000	1,492,175

		16,820,180

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,383,225)		$32,031,203

The accompanying notes are an integral part of the financial statements.
403

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.00%
Federal Farm Credit Bank - 0.41%
3.875% due 10/07/2013	$305,000	$322,876
4.875% due 12/16/2015	300,000	327,119

		649,995

Federal Home Loan Bank - 1.17%
3.875% due 06/14/2013	1,750,000	1,861,853
Federal Home Loan Mortgage Corp. - 8.39%
4.50% due 05/01/2024 to 10/01/2033	466,571	473,194
5.00% due 06/01/2023 to 10/01/2036	1,129,858	1,173,886
5.50% due 08/23/2017 to 01/01/2038	2,621,660	2,798,062
5.75% due 01/15/2012	1,200,000	1,325,092
5.817% due 02/01/2037 (b)	2,077,974	2,194,668
6.00% due 06/15/2011 to 06/01/2022	1,034,763	1,123,640
6.05% due 08/01/2037 (b)	2,149,790	2,281,466
6.25% due 07/15/2032	450,000	567,639
6.50% due 07/01/2016 to 09/01/2038	1,119,405	1,197,124
7.00% due 02/01/2016 to 04/01/2032	153,642	168,027
7.50% due 02/01/2016 to 03/01/2032	52,015	57,139
8.00% due 02/01/2030	7,922	8,813

		13,368,750

Federal National Mortgage
Association - 30.50%
3.25% due 04/09/2013	1,000,000	1,051,174
4.00% due 11/01/2010 to 08/01/2020	1,048,506	1,081,852
4.50% due 12/01/2020 to 05/01/2039	4,787,157	4,966,801
4.642% due 01/01/2035 (b)	2,827,788	2,897,012
5.00% due 07/01/2020 to 12/01/2034	8,448,304	8,817,584
5.432% due 04/01/2036 (b)	495,445	517,802
5.50% due 08/01/2021 to 09/01/2036	11,272,155	11,862,668
5.677% due 04/01/2037 (b)	4,478,038	4,752,320
6.00% due 10/01/2013 to 08/01/2036	5,632,304	5,989,308
6.125% due 03/15/2012	1,700,000	1,899,580
6.25% due 05/15/2029	415,000	509,198
6.50% due 02/01/2015 to 02/01/2036	2,169,497	2,330,989
6.625% due 11/15/2030	380,000	490,471
7.00% due 12/01/2012 to 10/01/2032	327,744	355,103
7.125% due 01/15/2030	209,000	282,051
7.25% due 05/15/2030	450,000	616,901
7.50% due 10/01/2015 to 08/01/2031	97,540	107,173
8.00% due 08/01/2030 to 09/01/2031	36,638	40,741
8.50% due 09/01/2030	5,223	5,857

		48,574,585

Government National Mortgage
Association - 4.20%
4.50% due 05/15/2019 to 07/20/2035	165,182	170,018
5.00% due 05/15/2018 to 11/20/2038	1,146,294	1,193,885
5.50% due 11/15/2032 to 01/15/2039	2,283,689	2,410,473
6.00% due 04/15/2017 to 10/15/2038	1,800,823	1,913,713
6.50% due 01/15/2016 to 12/15/2038	688,500	738,404
7.00% due 08/15/2029 to 05/15/2032	167,531	182,594
7.50% due 08/15/2029 to 01/15/2031	45,434	49,796
8.00% due 04/15/2031	9,944	11,019
8.50% due 09/15/2030	6,654	7,538
9.00% due 01/15/2031	3,939	4,505

		6,681,945

Tennessee Valley Authority - 0.20%
6.75% due 11/01/2025	260,000	319,344

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
The Financing Corp. - 0.13%
8.60% due 09/26/2019	$150,000	$201,934

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $67,565,910)		$71,658,406

FOREIGN GOVERNMENT OBLIGATIONS - 2.03%
Brazil - 0.35%
Federative Republic of Brazil
5.875% due 01/15/2019	105,000	112,350
6.00% due 01/17/2017	410,000	443,620

		555,970
Canada - 0.84%
Government of Canada
5.125% due 01/26/2017	85,000	90,399
5.20% due 02/21/2017	80,000	85,503
6.50% due 01/15/2026	100,000	117,807
7.125% due 02/09/2024	150,000	188,553
7.50% due 07/15/2023	100,000	126,290
9.625% due 12/01/2018	300,000	419,572
Export Development Canada
3.50% due 05/16/2013	95,000	99,249
Province of Ontario
4.50% due 02/03/2015	200,000	216,096

		1,343,469
Israel - 0.11%
Government of Israel
5.125% due 03/26/2019	90,000	92,488
5.50% due 09/18/2023	75,000	81,416

		173,904
Italy - 0.35%
Republic of Italy
6.875% due 09/27/2023	460,000	552,767
Mexico - 0.38%
Government of Mexico
5.95% due 03/19/2019	415,000	435,750
9.875% due 02/01/2010	170,000	174,420

		610,170

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,078,171)		$3,236,280

CORPORATE BONDS - 24.15%
Basic Materials - 0.58%
Agrium, Inc.
6.75% due 01/15/2019	100,000	108,305
Alcoa, Inc.
6.75% due 07/15/2018	100,000	100,248
ArcelorMittal
5.375% due 06/01/2013	155,000	158,466
Dow Chemical Company
5.70% due 05/15/2018	50,000	49,296
5.90% due 02/15/2015	60,000	61,583
E.I. Du Pont de Nemours & Company
5.75% due 03/15/2019	100,000	110,257
5.875% due 01/15/2014	90,000	99,662

The accompanying notes are an integral part of the financial statements.
404

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Basic Materials (continued)
MeadWestvaco Corp.
7.10% due 11/15/2009	$35,000	$35,044
Potash Corp. of Saskatchewan, Inc.
4.875% due 03/30/2020	20,000	19,977
Rio Tinto Alcan, Inc.
6.125% due 12/15/2033	100,000	101,574
Rio Tinto Finance USA, Ltd.
6.50% due 07/15/2018	70,000	75,274

		919,686

Communications - 3.02%
Ameritech Capital Funding
6.875% due 10/15/2027	60,000	62,417
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	105,000	113,950
AT&T, Inc.
6.30% due 01/15/2038	210,000	220,005
6.70% due 11/15/2013	90,000	101,966
BellSouth Corp.
6.875% due 10/15/2031	200,000	218,667
British Sky Broadcasting Group PLC
9.50% due 11/15/2018 (g)	100,000	127,948
British Telecommunications PLC
5.95% due 01/15/2018	175,000	177,273
9.625% due 12/15/2030	60,000	76,864
CBS Corp.
8.875% due 05/15/2019	80,000	88,235
CenturyTel, Inc., Series P
7.60% due 09/15/2039	50,000	49,827
Comcast Cable Communications
8.875% due 05/01/2017	75,000	92,495
Comcast Corp.
5.70% due 07/01/2019	80,000	84,528
6.50% due 11/15/2035	155,000	165,166
COX Communications, Inc.
9.375% due 01/15/2019 (g)	125,000	157,934
Deutsche Telekom International Finance BV
8.75% due 06/15/2030	146,000	189,073
Discovery Communications LLC
5.625% due 08/15/2019	60,000	61,572
News America, Inc.
6.65% due 11/15/2037	175,000	182,297
Rogers Cable, Inc.
7.875% due 05/01/2012	100,000	112,203
SBC Communications, Inc.
5.625% due 06/15/2016	80,000	86,061
TCI Communications, Inc.
7.125% due 02/15/2028	110,000	118,903
Telecom Italia Capital SA
5.25% due 11/15/2013	170,000	178,830
7.721% due 06/04/2038	80,000	94,997
Telefonica Europe BV
8.25% due 09/15/2030	100,000	129,495
Time Warner Companies, Inc.
7.25% due 10/15/2017	100,000	112,760
Time Warner Entertainment Company LP
8.375% due 07/15/2033	200,000	240,376
Time Warner, Inc.
6.75% due 04/15/2011	125,000	133,595

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Time Warner, Inc. (continued)
7.625% due 04/15/2031	$75,000	$84,055
Verizon Communications, Inc.
5.25% due 04/15/2013	130,000	140,763
6.10% due 04/15/2018	155,000	167,398
6.90% due 04/15/2038	190,000	216,385
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (g)	100,000	114,836
Viacom, Inc.
4.25% due 09/15/2015	40,000	39,895
6.25% due 04/30/2016	125,000	134,820
7.875% due 07/30/2030	100,000	95,329
Vivendi
5.75% due 04/04/2013 (g)	55,000	57,076
Vodafone Group PLC
5.375% due 01/30/2015	190,000	203,618
5.45% due 06/10/2019	80,000	83,297
Walt Disney Company, MTN
5.625% due 09/15/2016	90,000	99,212

		4,814,121

Consumer, Cyclical - 0.75%
CVS Caremark Corp.
6.125% due 08/15/2016	105,000	115,116
CVS Pass-Through Trust
8.353% due 07/10/2031 (g)	99,731	106,213
DaimlerChrysler NA Holding Corp.
5.875% due 03/15/2011	105,000	108,960
Home Depot, Inc.
5.875% due 12/16/2036	70,000	67,914
McDonald's Corp., MTN
5.00% due 02/01/2019	50,000	53,215
Target Corp.
6.50% due 10/15/2037	100,000	111,886
Toll Brothers Finance Corp.
6.75% due 11/01/2019	40,000	39,823
Walgreen Company
5.25% due 01/15/2019	105,000	114,149
Wal-Mart Stores, Inc.
4.125% due 02/01/2019	100,000	100,467
6.20% due 04/15/2038	125,000	142,257
7.55% due 02/15/2030	110,000	141,418
Yum! Brands, Inc.
6.25% due 03/15/2018	90,000	96,963

		1,198,381

Consumer, Non-cyclical - 3.06%
Abbott Laboratories
4.35% due 03/15/2014	120,000	126,334
Altria Group, Inc.
8.50% due 11/10/2013	80,000	92,787
9.25% due 08/06/2019	160,000	195,513
Amgen, Inc.
5.70% due 02/01/2019	50,000	54,963
Anheuser-Busch InBev Worldwide, Inc.
6.875% due 11/15/2019 (g)	120,000	135,542
7.75% due 01/15/2019 (g)	105,000	124,242
Archer-Daniels-Midland Company
7.00% due 02/01/2031	85,000	99,109

The accompanying notes are an integral part of the financial statements.
405

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
AstraZeneca PLC
5.90% due 09/15/2017	$105,000	$117,483
Baxter International, Inc.
5.90% due 09/01/2016	50,000	56,183
Bottling Group LLC
5.125% due 01/15/2019	105,000	111,894
Bristol-Myers Squibb Company
6.80% due 11/15/2026	55,000	66,863
Brown-Forman Corp.
5.00% due 02/01/2014	105,000	112,043
Clorox Company
5.95% due 10/15/2017	95,000	103,128
Coca-Cola Enterprises, Inc.
8.50% due 02/01/2022	110,000	148,009
ConAgra Foods, Inc.
5.819% due 06/15/2017	62,000	66,779
9.75% due 03/01/2021	63,000	81,938
Covidien International Finance SA
6.00% due 10/15/2017	110,000	122,037
Diageo Capital PLC
7.375% due 01/15/2014	95,000	110,095
Eli Lilly & Company
7.125% due 06/01/2025	80,000	97,890
General Mills, Inc.
5.65% due 02/15/2019	85,000	92,058
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014	105,000	111,206
Howard Hughes Medical Institute
3.45% due 09/01/2014	70,000	71,521
Johnson & Johnson
5.85% due 07/15/2038	100,000	112,556
Kellogg Company, Series B
6.60% due 04/01/2011	125,000	133,966
Kimberly-Clark Corp.
7.50% due 11/01/2018	80,000	99,605
Kraft Foods, Inc.
6.75% due 02/19/2014	185,000	206,389
6.875% due 02/01/2038	40,000	44,035
Kroger Company
3.90% due 10/01/2015	40,000	40,318
6.40% due 08/15/2017	100,000	110,645
Novartis Securities Investment, Ltd.
5.125% due 02/10/2019	80,000	85,165
PepsiCo, Inc.
7.90% due 11/01/2018	80,000	101,017
Pharmacia Corp.
6.50% due 12/01/2018	105,000	120,354
Philip Morris International, Inc.
6.875% due 03/17/2014	90,000	102,813
Procter & Gamble Company
4.60% due 01/15/2014	125,000	134,287
Quest Diagnostics, Inc.
5.45% due 11/01/2015	30,000	31,663
Ralcorp Holdings, Inc.
6.625% due 08/15/2039 (g)	70,000	73,721
SABMiller PLC
6.50% due 07/15/2018 (g)	90,000	99,894
Safeway, Inc.
6.35% due 08/15/2017	135,000	149,861

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Schering Plough Corp.
5.55% due 12/01/2013	$70,000	$76,635
St. Jude Medical, Inc.
4.875% due 07/15/2019	50,000	51,508
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (g)	90,000	87,935
Tesco PLC
6.15% due 11/15/2037 (g)	100,000	107,009
UnitedHealth Group, Inc.
4.875% due 03/15/2015	190,000	195,834
WellPoint, Inc.
6.375% due 06/15/2037	175,000	190,045
Wyeth
5.50% due 03/15/2013	200,000	216,508

		4,869,380

Energy - 2.44%
Anadarko Finance Company, Series B
6.75% due 05/01/2011	175,000	185,975
Apache Corp.
6.00% due 09/15/2013	75,000	83,425
Boardwalk Pipelines LP
5.75% due 09/15/2019	60,000	59,902
Cameron International Corp.
7.00% due 07/15/2038	20,000	22,075
Canadian Natural Resources, Ltd.
6.25% due 03/15/2038	70,000	74,573
Cenovus Energy, Inc.
5.70% due 10/15/2019 (g)	40,000	41,016
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	90,000	101,345
Chevron Corp.
4.95% due 03/03/2019	90,000	96,065
ConocoPhillips Company
5.75% due 02/01/2019	100,000	108,899
DCP Midstream LLC
9.70% due 12/01/2013 (g)	90,000	104,150
9.75% due 03/15/2019 (g)	95,000	113,489
Devon Financing Corp.
6.875% due 09/30/2011	100,000	108,793
Enbridge Energy Partners LP
9.875% due 03/01/2019	125,000	155,238
EnCana Corp.
6.50% due 08/15/2034	125,000	137,327
Enterprise Products Operating LLC
9.75% due 01/31/2014	60,000	72,443
GlobalSantaFe Corp.
5.00% due 02/15/2013	100,000	105,203
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	80,000	86,193
6.50% due 09/01/2039	40,000	40,691
7.30% due 08/15/2033	80,000	85,668
9.00% due 02/01/2019	60,000	72,699
Marathon Oil Corp.
6.00% due 10/01/2017	100,000	105,107
Nabors Industries, Inc.
9.25% due 01/15/2019	105,000	124,783
Nexen, Inc.
6.20% due 07/30/2019	40,000	41,487

The accompanying notes are an integral part of the financial statements.
406

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Noble Holding International, Ltd.
7.375% due 03/15/2014	$100,000	$107,626
ONEOK Partners LP
6.65% due 10/01/2036	85,000	90,574
Pemex Project Funding Master Trust
7.375% due 12/15/2014	260,000	289,423
Petrobras International Finance Company
8.375% due 12/10/2018	90,000	106,200
Petro-Canada
5.95% due 05/15/2035	70,000	68,919
6.05% due 05/15/2018	125,000	130,887
Plains All American Pipeline LP
8.75% due 05/01/2019	60,000	72,024
Shell International Finance BV
6.375% due 12/15/2038	90,000	106,871
Talisman Energy, Inc.
6.25% due 02/01/2038	110,000	112,215
TEPPCO Partners LP
6.65% due 04/15/2018	40,000	43,352
Tosco Corp.
8.125% due 02/15/2030	110,000	139,851
Total Capital SA
3.125% due 10/02/2015	40,000	39,837
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	85,000	89,989
Valero Energy Corp.
6.125% due 06/15/2017	100,000	103,244
Weatherford International, Ltd.
5.50% due 02/15/2016	120,000	122,193
XTO Energy, Inc.
5.50% due 06/15/2018	135,000	139,317

		3,889,068

Financial - 9.66%
Abbey National PLC
7.95% due 10/26/2029	75,000	78,475
Aegon Funding Corp.
5.75% due 12/15/2020	50,000	47,117
Aetna, Inc.
6.00% due 06/15/2016	105,000	110,746
Allied Capital Corp.
6.625% due 07/15/2011	90,000	73,986
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	115,000	120,182
Allstate Corp.
5.95% due 04/01/2036	100,000	106,091
American Express Bank FSB, GMTN
3.15% due 12/09/2011	250,000	259,542
American Express Credit Corp., Series C
7.30% due 08/20/2013	100,000	110,899
AON Corp.
8.205% due 01/01/2027	100,000	97,500
AXA SA
8.60% due 12/15/2030	120,000	124,776
Bank of America Corp.
2.10% due 04/30/2012	205,000	207,877
3.125% due 06/15/2012	125,000	130,010
5.42% due 03/15/2017	100,000	95,546
6.50% due 08/01/2016	80,000	84,092

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013	$155,000	$165,015
Barclays Bank PLC
5.45% due 09/12/2012	105,000	112,835
BB&T Corp.
5.20% due 12/23/2015	105,000	108,305
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	230,000	262,670
Berkshire Hathaway Finance Corp.
5.40% due 05/15/2018	105,000	113,185
BP Capital Markets PLC
5.25% due 11/07/2013	80,000	87,634
Capital One Financial Corp.
7.375% due 05/23/2014	110,000	122,762
Capital One Financial Corp., MTN
5.70% due 09/15/2011	80,000	83,577
Caterpillar Financial Services Corp.
6.125% due 02/17/2014	100,000	109,632
Chubb Corp.
5.75% due 05/15/2018	50,000	54,845
Citigroup, Inc.
2.125% due 04/30/2012	210,000	212,972
2.875% due 12/09/2011	250,000	258,072
5.50% due 04/11/2013	125,000	127,916
5.875% due 02/22/2033	220,000	182,342
6.125% due 11/21/2017	300,000	297,855
8.50% due 05/22/2019	80,000	90,307
Credit Suisse First Boston USA, Inc.
4.875% due 01/15/2015	125,000	131,246
6.50% due 01/15/2012	200,000	216,712
Credit Suisse Guernsey, Ltd.
5.86% due 05/29/2049 (b)	90,000	68,400
Deutsche Bank AG
4.875% due 05/20/2013	210,000	223,685
Deutsche Bank AG/London
3.875% due 08/18/2014	130,000	131,604
Discover Financial Services
10.25% due 07/15/2019	120,000	137,348
Dresdner Bank AG
7.25% due 09/15/2015	80,000	75,837
Eksportfinans A/S
5.50% due 06/26/2017	80,000	85,656
FIH Erhvervsbank A/S
2.45% due 08/17/2012 (g)	70,000	70,804
FleetBoston Financial Corp.
6.70% due 07/15/2028	125,000	123,229
General Electric Capital Corp.
2.20% due 06/08/2012	105,000	106,623
3.00% due 12/09/2011	125,000	129,370
6.75% due 03/15/2032	230,000	234,812
General Electric Capital Corp., MTN
5.625% due 09/15/2017	230,000	232,883
6.00% due 08/07/2019	60,000	60,866
6.875% due 01/10/2039	105,000	109,970
Goldman Sachs Group, Inc.
3.25% due 06/15/2012	125,000	130,454
5.50% due 11/15/2014	250,000	264,590
6.125% due 02/15/2033	125,000	133,653
6.15% due 04/01/2018	185,000	194,604

The accompanying notes are an integral part of the financial statements.
407

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Goldman Sachs Group, Inc. (continued)
6.875% due 01/15/2011	$185,000	$196,441
7.50% due 02/15/2019	240,000	274,468
Hartford Financial Services Group, Inc.
5.95% due 10/15/2036	50,000	40,832
Hospitality Properties Trust
7.875% due 08/15/2014	70,000	70,135
HSBC Holdings PLC
6.50% due 09/15/2037	205,000	221,732
John Deere Capital Corp., MTN
4.95% due 12/17/2012	172,000	185,908
JPMorgan Chase & Company
3.125% due 12/01/2011	215,000	223,091
4.75% due 05/01/2013	125,000	132,337
6.40% due 05/15/2038	125,000	139,943
6.75% due 02/01/2011	155,000	164,632
Keycorp, MTN
6.50% due 05/14/2013	125,000	127,959
Kimco Realty Corp.
6.875% due 10/01/2019	60,000	61,366
Kreditanstalt fuer Wiederaufbau
3.25% due 03/15/2013	300,000	311,353
4.375% due 03/15/2018	360,000	378,306
5.125% due 03/14/2016	100,000	110,468
Landwirtschaftliche Rentenbank
3.875% due 03/15/2010	100,000	101,542
5.125% due 02/01/2017	75,000	81,501
Lincoln National Corp.
5.65% due 08/27/2012	50,000	51,856
Marsh & McLennan Companies, Inc.
5.75% due 09/15/2015	105,000	110,723
MBNA Corp.
5.00% due 06/15/2015	250,000	247,025
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	210,000	218,593
6.875% due 11/15/2018	120,000	126,642
7.75% due 05/14/2038	125,000	140,865
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	60,000	63,102
MetLife, Inc., Series A
6.817% due 08/15/2018	120,000	133,560
Morgan Stanley
2.25% due 03/13/2012	100,000	101,830
3.25% due 12/01/2011	125,000	130,035
6.75% due 04/15/2011	250,000	266,568
7.30% due 05/13/2019	150,000	165,041
Morgan Stanley, MTN
5.95% due 12/28/2017	255,000	259,627
Oesterreichische Kontrollbank AG
2.875% due 03/15/2011	130,000	133,524
4.875% due 02/16/2016	50,000	53,633
PNC Funding Corp.
2.30% due 06/22/2012	125,000	127,244
4.25% due 09/21/2015	40,000	40,157
5.625% due 02/01/2017	80,000	78,719
6.70% due 06/10/2019	80,000	88,536
ProLogis
5.625% due 11/15/2016	185,000	165,995

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Prudential Financial, Inc.
4.75% due 04/01/2014	$105,000	$105,378
Prudential Financial, Inc., MTN
4.75% due 09/17/2015	70,000	69,509
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	100,000	91,702
Simon Property Group LP
5.875% due 03/01/2017	255,000	260,051
SLM Corp.
4.50% due 07/26/2010	105,000	100,053
State Street Corp.
2.15% due 04/30/2012	90,000	91,421
SunTrust Banks, Inc.
6.00% due 09/11/2017	105,000	102,993
Swedish Export Credit
3.25% due 09/16/2014	130,000	129,122
Swedish Export Credit AB, GMTN
4.875% due 09/29/2011	65,000	69,166
The Travelers Companies, Inc.
5.90% due 06/02/2019	80,000	89,644
Toyota Motor Credit Corp.
5.45% due 05/18/2011	95,000	99,383
Travelers Property Casualty Corp.
7.75% due 04/15/2026	50,000	60,906
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018	185,000	188,011
Union Bank of California, N.A.
5.95% due 05/11/2016	250,000	248,589
US Bancorp
2.25% due 03/13/2012	100,000	101,854
WEA Finance LLC
7.50% due 06/02/2014 (g)	150,000	161,655
Wells Fargo & Company
3.00% due 12/09/2011	125,000	129,452
5.00% due 11/15/2014	105,000	107,850
5.625% due 12/11/2017	185,000	194,322
Wells Fargo & Company, Series I
3.75% due 10/01/2014	400,000	397,998
Willis North America, Inc.
7.00% due 09/29/2019	50,000	51,411
Xstrata Finance Canada, Ltd.
5.80% due 11/15/2016 (g)	105,000	103,236

		15,378,104

Government - 0.14%
Development Bank of Japan, DTC
5.125% due 02/01/2017	100,000	108,801
Japan Finance Corp. Municipal Enterprises, DTC
4.625% due 04/21/2015	100,000	105,063

		213,864

Industrial - 1.58%
Allied Waste North America, Inc.
6.875% due 06/01/2017	70,000	73,932
Boeing Company
8.75% due 09/15/2031	90,000	124,693
Burlington Northern Santa Fe Corp.
4.70% due 10/01/2019	60,000	60,715
7.00% due 02/01/2014	125,000	142,939

The accompanying notes are an integral part of the financial statements.
408

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Canadian National Railway Company
6.375% due 10/15/2011	$50,000	$54,818
Caterpillar, Inc.
5.30% due 09/15/2035	62,000	59,062
7.90% due 12/15/2018	95,000	117,154
Commercial Metals Company
7.35% due 08/15/2018	110,000	116,135
CRH America, Inc.
8.125% due 07/15/2018	50,000	56,217
CSX Corp.
6.25% due 04/01/2015	100,000	110,574
7.375% due 02/01/2019	105,000	123,562
Emerson Electric Company
4.875% due 10/15/2019	80,000	84,650
FedEx Corp.
8.00% due 01/15/2019	50,000	60,772
General Dynamics Corp.
5.25% due 02/01/2014	90,000	98,645
General Electric Company
5.00% due 02/01/2013	190,000	200,431
Honeywell International, Inc.
3.875% due 02/15/2014	85,000	88,476
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	110,000	118,014
Northrop Grumman Corp.
7.75% due 03/01/2016	75,000	90,777
Roper Industries, Inc.
6.25% due 09/01/2019	40,000	41,523
Snap-On, Inc.
6.125% due 09/01/2021	70,000	74,216
Stanley Works
6.15% due 10/01/2013	60,000	65,475
Tyco Electronics Group SA
6.55% due 10/01/2017	200,000	209,364
Union Pacific Corp.
6.625% due 02/01/2029	85,000	97,797
United Technologies Corp.
5.375% due 12/15/2017	100,000	109,098
6.125% due 02/01/2019	125,000	143,015

		2,522,054

Technology - 0.51%
Dell, Inc.
4.70% due 04/15/2013	130,000	137,043
Hewlett-Packard Company
4.75% due 06/02/2014	95,000	101,960
International Business Machines Corp.
6.50% due 10/15/2013	240,000	273,599
Microsoft Corp.
2.95% due 06/01/2014	80,000	81,078
Oracle Corp.
5.75% due 04/15/2018	145,000	159,767
Pitney Bowes, Inc.
6.25% due 03/15/2019	50,000	56,138

		809,585

Utilities - 2.41%
CalEnergy Company, Inc.
8.48% due 09/15/2028	130,000	170,644

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Carolina Power & Light Company
5.30% due 01/15/2019	$50,000	$54,151
Consolidated Edison Company of New York, Inc.
7.125% due 12/01/2018	95,000	112,681
Dominion Resources, Inc.
5.00% due 03/15/2013	95,000	99,679
5.20% due 08/15/2019	110,000	114,215
DTE Energy Company
6.35% due 06/01/2016	60,000	61,765
Duke Energy Carolinas LLC
5.625% due 11/30/2012	100,000	110,422
6.00% due 01/15/2038	50,000	56,055
Duke Energy Carolinas LLC, Series C
7.00% due 11/15/2018	90,000	107,710
E.ON International Finance BV
5.80% due 04/30/2018 (g)	140,000	150,663
Enel Finance International SA
5.125% due 10/07/2019 (g)	100,000	99,560
6.25% due 09/15/2017 (g)	50,000	53,855
Entergy Texas, Inc.
7.125% due 02/01/2019	50,000	56,015
Exelon Generation Company LLC
6.25% due 10/01/2039	40,000	40,827
FirstEnergy Corp.
6.45% due 11/15/2011	2,000	2,163
7.375% due 11/15/2031	116,000	130,028
FirstEnergy Solutions Corp.
6.05% due 08/15/2021 (g)	60,000	62,002
Florida Power & Light Company
5.65% due 02/01/2037	60,000	65,309
FPL Group Capital, Inc.
7.875% due 12/15/2015	90,000	109,955
Georgia Power Company
5.95% due 02/01/2039	100,000	111,717
Hydro-Quebec, Series HY
8.40% due 01/15/2022	100,000	132,554
Indiana Michigan Power Company
6.05% due 03/15/2037	187,000	197,389
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (g)	205,000	218,513
KeySpan Corp.
8.00% due 11/15/2030	100,000	121,710
NiSource Finance Corp.
6.80% due 01/15/2019	130,000	133,096
Oncor Electric Delivery Company
7.50% due 09/01/2038	58,000	74,701
Pacific Gas & Electric Company
6.05% due 03/01/2034	60,000	66,744
6.25% due 12/01/2013	135,000	151,622
Pacificorp
6.00% due 01/15/2039	105,000	117,567
Pennsylvania Electric Company
5.20% due 04/01/2020	70,000	69,781
6.15% due 10/01/2038	50,000	50,006
Progress Energy, Inc.
7.10% due 03/01/2011	85,000	90,109
Public Service Electric & Gas Company
6.33% due 11/01/2013	120,000	135,109

The accompanying notes are an integral part of the financial statements.
409

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
San Diego Gas & Electric Company, Series FFF
6.125% due 09/15/2037	$60,000	$69,610
Scottish Power PLC
4.91% due 03/15/2010	30,000	30,546
Southern California Edison Company, Series 05-E
5.35% due 07/15/2035	130,000	135,596
Southwestern Public Service Company, Series G
8.75% due 12/01/2018	70,000	88,445
Virginia Electric and Power Company
8.875% due 11/15/2038	70,000	99,575
Wisconsin Electric Power Company
6.00% due 04/01/2014	80,000	89,226

		3,841,315

TOTAL CORPORATE BONDS (Cost $35,677,506)		$38,455,558

MUNICIPAL BONDS - 0.35%
California - 0.10%
State of California
7.50% due 04/01/2034	80,000	89,211
University of California
5.77% due 05/15/2043	70,000	75,164

		164,375

District of Columbia - 0.03%
Metropolitan Washington Airports Authority
7.462% due 10/01/2046	40,000	44,349
Illinois - 0.07%
Illinois State, Taxable Pension
5.10% due 06/01/2033	115,000	107,739
New York - 0.05%
New York State Dormitory Authority
5.628% due 03/15/2039	70,000	73,670
North Carolina - 0.04%
North Carolina Turnkpike Authority
6.70% due 01/01/2039	60,000	66,491
Texas - 0.04%
State of Texas
5.517% due 04/01/2039	60,000	63,605
Utah - 0.02%
State of Utah
4.554% due 07/01/2024	40,000	40,904

TOTAL MUNICIPAL BONDS (Cost $527,024)		$561,133

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.47%
Banc of America Commercial Mortgage Inc,
Series 2006-4, Class A4
5.634% due 07/10/2046	210,000	194,675
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW12, Class A4
5.9029% due 09/11/2038 (b)	190,000	184,459
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A3
5.298% due 10/12/2042 (b)	530,000	532,596

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR3, Class A4
4.715% due 02/11/2041	$500,000	$504,581
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class A2
7.631% due 07/15/2032	862,497	887,735
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.9163% due 03/15/2049 (b)	320,899	327,824
CS First Boston Mortgage Securities Corp,
Series 2005-C3, Class A3
4.645% due 07/15/2037	60,000	58,921
GE Capital Commercial Mortgage Corp,
Series 2005-C1, Class A3
4.578% due 06/10/2048	100,000	98,942
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A4
6.29% due 08/11/2033	550,000	579,395
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2005-CB11, Class A3
5.197% due 08/12/2037	325,000	323,152
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2005-CB13, Class A3A1
5.4572% due 01/12/2043 (b)	80,000	77,893
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.3442% due 12/15/2044 (b)	835,000	818,215
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CB8, Class A4
4.404% due 01/12/2039	400,000	375,818
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class A4
4.918% due 10/15/2042 (b)	150,000	147,493
Merrill Lynch Mortgage Trust, Series 2008-C1,
Class A4
5.69% due 02/12/2051	440,000	341,277
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.8397% due 05/12/2039 (b)	800,000	604,556
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046 (b)	295,065	299,223
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.8028% due 06/11/2042 (b)	630,000	594,520
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	450,000	453,500
Salomon Brothers Mortgage Securities VII,
Series 2000-C1, Class A2
7.52% due 12/18/2009 (b)	76,320	76,505
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	430,389	441,133
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A5
5.215% due 01/15/2041 (b)	500,000	484,578

The accompanying notes are an integral part of the financial statements.
410

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083% due 03/15/2042 (b)	$300,000	$295,027

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,052,741)		$8,702,018

ASSET BACKED SECURITIES - 0.64%
American Express Issuance Trust,
Series 2008-1, Class A
1.1934% due 12/15/2010 (b)	515,000	515,897
CNH Equipment Trust, Series 2008-B, Class A2B
1.2434% due 04/15/2011 (b)	52,638	52,650
Detroit Edison Securitization Funding, LLC,
Series 2001-1, Class A6
6.62% due 03/01/2016	250,000	287,863
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	30,268	31,165
Mercedes-Benz Auto Receivables Trust, Series
2009-1, Class A3
1.67% due 01/15/2014	130,000	129,997

TOTAL ASSET BACKED SECURITIES
(Cost $1,015,702)		$1,017,572

SUPRANATIONAL OBLIGATIONS - 1.17%
Financial - 1.17%
African Development Bank
6.875% due 10/15/2015	35,000	39,524
Asian Development Bank
5.593% due 07/16/2018	250,000	276,128
European Investment Bank
2.375% due 03/14/2014	210,000	208,845
3.25% due 02/15/2011	165,000	170,438
4.625% due 05/15/2014	155,000	168,904
4.625% due 10/20/2015	150,000	162,771
4.875% due 01/17/2017	200,000	217,710
Inter-American Development Bank
7.00% due 06/15/2025	60,000	74,724
8.50% due 03/15/2011	200,000	220,592
International Bank for Reconstruction &
Development
8.625% due 10/15/2016	100,000	130,810
International Finance Corp.
3.50% due 05/15/2013	65,000	66,549
Nordic Investment Bank
2.375% due 12/15/2011	125,000	127,252

		1,864,247

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,830,911)		$1,864,247

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.36%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$566,000 on 10/01/2009,
collateralized by $565,000 Federal
National Mortgage Association,
5.65% due 10/26/2017 (valued at
$581,244, including interest)	$566,000	$566,000

TOTAL REPURCHASE AGREEMENTS
(Cost $566,000)		$566,000

Total Investments (Total Bond Market Trust B)
(Cost $149,697,190) - 99.28%		$158,092,417
Other assets and liabilities, net - 0.72%		1,152,090

TOTAL NET ASSETS - 100.00%		$159,244,507

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 16.35%
Treasury Inflation-Protected
Securities (d) - 0.00%
3.00% due 07/15/2012	$38,797	$41,246
U.S. Treasury Bonds - 7.98%
3.50% due 02/15/2039	51,700,000	46,836,995
4.25% due 05/15/2039	41,500,000	42,933,036
4.375% due 02/15/2038	32,400,000	34,131,391
4.50% due 05/15/2038 to 08/15/2039	101,100,000	108,882,061
4.75% due 02/15/2037 ***	4,000,000	4,463,124

		237,246,607

U.S. Treasury Notes - 8.37%
1.00% due 07/31/2011 to 08/31/2011 ***	248,100,000	248,643,136

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $473,622,832)		$485,930,989

U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.38%
Federal Home Loan Bank - 0.05%
3.375% due 06/24/2011	1,400,000	1,460,028
Federal Home Loan Mortgage Corp. - 0.52%
1.125% due 06/01/2011	8,400,000	8,444,117
3.84% due 06/01/2034 (b)	404,478	420,296
4.46% due 01/01/2029 (b)	294,367	303,952
5.00% due 05/01/2018 to 12/01/2018	1,826,825	1,943,692
5.25% due 07/18/2011	800,000	860,856
5.50% TBA **	500,000	523,301
6.00% due 03/01/2016 to 07/01/2038	1,123,256	1,191,026
6.00% TBA **	1,700,000	1,793,832

		15,481,072

Federal National Mortgage
Association - 32.36%
2.251% due 06/01/2043 (b)	1,682,811	1,681,101
2.451% due 10/01/2040 (b)	289,367	289,674
2.655% due 09/01/2035 (b)	4,497,977	4,564,754
4.083% due 05/01/2036 (b)	3,415,320	3,549,798
4.50% TBA **	6,600,000	6,833,062

The accompanying notes are an integral part of the financial statements.
411

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
4.832% due 09/01/2035 (b)		$662,387	$696,643
5.00% due 11/01/2017 to 03/01/2037		78,096,182	81,553,407
5.00% due 03/01/2036 ***		50,593,178	52,419,273
5.00% TBA **		14,900,000	15,585,680
5.028% due 05/01/2035 (b)		610,201	644,116
5.50% due 11/01/2016 to 11/01/2038		335,047,100	351,813,272
6.00% due 03/01/2016 to 02/01/2039		340,925,337	360,841,112
6.00% TBA **		77,000,000	81,222,973
6.50% due 03/01/2036 to 11/01/2037		151,544	162,534

			961,857,399

Government National Mortgage
Association - 0.24%
3.75% due 01/20/2032 to 02/20/2032 (b)		765,400	788,334
4.125% due 10/20/2029 to 11/20/2029 (b)		494,520	510,385
4.375% due 05/20/2023 to 05/20/2030 (b)		760,980	791,536
4.625% due 09/20/2021 (b)		69,488	71,583
5.00% due 11/20/2034 to 03/20/2035		1,380,532	1,364,240
6.00% due 04/15/2037 to 08/15/2038		3,509,894	3,716,427

			7,242,505

Small Business Administration - 0.21%
4.504% due 02/10/2014		395,079	406,617
4.88% due 11/01/2024		130,726	138,204
5.13% due 07/01/2023		223,457	237,032
5.52% due 06/01/2024		4,584,614	4,891,617
6.344% due 08/10/2011		319,594	335,366
7.449% due 08/01/2010		45,403	46,964

			6,055,800

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $960,769,146)			$992,096,804

FOREIGN GOVERNMENT OBLIGATIONS - 0.06%
Brazil - 0.05%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL	2,600,000	1,408,896
South Africa - 0.01%
Republic of South Africa
5.875% due 05/30/2022		$500,000	513,125

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,019,972)			$1,922,021

CORPORATE BONDS - 20.89%
Basic Materials - 0.33%
Corporacion Nacional del Cobre de Chile - Codelco
6.15% due 10/24/2036 (g)		400,000	413,471
Nucor Corp.
5.75% due 12/01/2017		5,200,000	5,672,644
Rohm & Haas Company
6.00% due 09/15/2017		2,100,000	2,092,465
Vale Overseas, Ltd.
6.25% due 01/23/2017		700,000	749,415
6.875% due 11/21/2036		700,000	724,172

			9,652,167

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications - 1.27%
AT&T Broadband Corp.
8.375% due 03/15/2013	$200,000	$232,290
AT&T Corp.
7.30% due 11/15/2011 (b)	1,538,000	1,703,607
AT&T, Inc.
4.95% due 01/15/2013	500,000	533,100
5.50% due 02/01/2018	400,000	417,350
6.30% due 01/15/2038	300,000	314,293
BellSouth Corp.
4.95% due 04/26/2021 (g)	9,400,000	9,609,376
Comcast Corp.
5.875% due 02/15/2018	1,000,000	1,065,526
6.45% due 03/15/2037	1,000,000	1,058,889
France Telecom SA
7.75% due 03/01/2011	200,000	216,555
Qwest Capital Funding, Inc.
7.25% due 02/15/2011	113,000	113,000
Qwest Corp.
7.625% due 06/15/2015	2,700,000	2,733,750
Telecom Italia Capital SA
1.12% due 07/18/2011 (b)	4,800,000	4,763,213
Time Warner, Inc.
0.6844% due 11/13/2009 (b)	3,700,000	3,700,936
Verizon Global Funding Corp.
7.25% due 12/01/2010	200,000	212,857
Verizon Wireless Capital LLC
3.025% due 05/20/2011 (b)(g)	10,700,000	11,069,439

		37,744,181

Consumer, Cyclical - 0.00%
American Airlines, Series 2001-2, Class A-1
6.978% due 04/01/2011	108,778	107,690
Consumer, Non-cyclical - 1.29%
Anheuser-Busch Companies, Inc.
5.50% due 01/15/2018	200,000	204,517
AstraZeneca PLC
5.90% due 09/15/2017	1,400,000	1,566,441
6.45% due 09/15/2037	1,400,000	1,647,276
Kraft Foods, Inc.
6.25% due 06/01/2012	100,000	108,744
Philip Morris International, Inc.
5.65% due 05/16/2018	2,000,000	2,128,832
President and Fellows of Harvard College
6.50% due 01/15/2039 (g)	21,300,000	25,695,255
Roche Holdings, Inc.
7.00% due 03/01/2039 (g)	5,600,000	6,951,319

		38,302,384

Energy - 0.64%
El Paso Corp.
7.75% due 01/15/2032	5,475,000	5,016,184
Gaz Capital for Gazprom
6.212% due 11/22/2016 (g)	700,000	672,000
NGPL PipeCo LLC
6.514% due 12/15/2012 (g)	3,200,000	3,510,729
Peabody Energy Corp.
7.875% due 11/01/2026	1,200,000	1,152,000
Petroleum Export, Ltd.
5.265% due 06/15/2011 (g)	293,577	286,567

The accompanying notes are an integral part of the financial statements.
412

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (g)		$1,500,000	$1,474,770
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009		3,600,000	3,609,360
Williams Companies, Inc.
6.375% due 10/01/2010 (g)		3,200,000	3,285,181

			19,006,791

Financial - 17.12%
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		3,000,000	3,193,203
American Express Bank FSB, BKNT
0.3063% due 10/20/2009 (b)		4,300,000	4,298,942
6.00% due 09/13/2017		300,000	310,334
American Express Centurion Bank
5.55% due 10/17/2012		2,500,000	2,649,702
American Express Centurion Bank, BKNT
6.00% due 09/13/2017		300,000	310,334
American Express Company
7.00% due 03/19/2018		1,000,000	1,100,078
American Express Credit Corp.
0.4388% due 12/02/2010 (b)		3,700,000	3,647,401
American Express Credit Corp., MTN
1.6463% due 05/27/2010 (b)		700,000	701,436
5.875% due 05/02/2013		2,800,000	2,968,767
American Express Travel Related Services
Company, Inc.
5.25% due 11/21/2011 (g)		8,800,000	9,090,127
American Honda Finance Corp., MTN
0.5144% due 02/09/2010 (b)(g)		4,600,000	4,590,161
American International Group, Inc.
5.05% due 10/01/2015		800,000	592,829
5.375% due 10/18/2011		3,300,000	3,052,813
American International Group, Inc., MTN
0.3919% due 03/20/2012 (b)		5,200,000	4,372,758
4.95% due 03/20/2012		700,000	629,920
5.45% due 05/18/2017		100,000	72,489
5.85% due 01/16/2018		100,000	72,401
American International Group, Inc., Series 1
0.62% due 10/18/2011 (b)		300,000	264,173
ANZ National International, Ltd.
6.20% due 07/19/2013 (g)		3,900,000	4,267,470
ASIF I, EMTN
0.6538% due 07/26/2010 (b)		41,535,000	36,096,517
BAC Capital Trust VII
5.25% due 08/10/2035	GBP	900,000	909,748
Bank of America Corp.
2.10% due 04/30/2012		$6,300,000	6,388,402
6.50% due 08/01/2016		15,700,000	16,503,071
Bank of America NA, BKNT
6.00% due 10/15/2036		1,400,000	1,379,717
Barclays Bank PLC
5.45% due 09/12/2012		32,500,000	34,924,987
Bear Stearns Companies, Inc.
0.65% due 08/15/2011 (b)		600,000	597,104
0.91% due 07/19/2010 (b)		6,900,000	6,916,912
6.95% due 08/10/2012		4,900,000	5,454,606
C10 Capital SPV, Ltd.
6.722 due 12/01/2049 (b)(g)		2,500,000	1,973,050

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Caelus Re, Ltd.
6.6106% due 06/07/2011 (b)(g)		$1,400,000	$1,331,680
Calabash Re, Ltd.
8.699% due 01/08/2010 (b)(g)		3,100,000	3,089,479
Citibank NA
1.625% due 03/30/2011		1,700,000	1,719,244
1.875% due 06/04/2012		500,000	503,306
Citibank NA, Series FXD
1.875% due 05/07/2012		1,100,000	1,107,284
Citigroup Capital XXI
8.30% until 12/21/2037, then variable
due 12/21/2057		13,700,000	12,175,875
Citigroup Funding, Inc.
2.25% due 12/10/2012		2,100,000	2,128,274
Citigroup, Inc.
0.3131% due 12/28/2009 (b)		1,200,000	1,198,289
0.5788% due 06/09/2016 (b)		9,600,000	7,982,707
2.125% due 04/30/2012		2,100,000	2,129,721
5.30% due 10/17/2012		1,600,000	1,650,800
5.50% due 08/27/2012		3,800,000	3,913,897
5.50% due 04/11/2013		10,900,000	11,154,253
5.625% due 08/27/2012		2,500,000	2,527,780
5.85% due 07/02/2013		1,000,000	1,018,009
6.125% due 08/25/2036		4,200,000	3,604,448
8.50% due 05/22/2019		1,400,000	1,580,369
Countrywide Financial Corp.
5.80% due 06/07/2012		4,000,000	4,219,616
Countrywide Financial Corp., EMTN
1.251% due 11/23/2010 (b)	EUR	5,700,000	8,211,635
Credit Agricole SA
0.4219% due 05/28/2010 (b)(g)		$3,900,000	3,883,624
Deutsche Bank AG
6.00% due 09/01/2017		6,700,000	7,230,452
Dexia Credit Local
0.9394% due 09/23/2011 (b)(g)		5,300,000	5,350,774
DnB NOR Bank ASA
0.58% due 10/13/2009 (b)(g)		3,300,000	3,298,452
Ford Motor Credit Company LLC
5.70% due 01/15/2010		600,000	599,828
7.25% due 10/25/2011		100,000	97,121
7.375% due 10/28/2009		2,900,000	2,900,751
7.375% due 02/01/2011		2,700,000	2,685,914
7.875% due 06/15/2010		400,000	401,753
8.00% due 12/15/2016		1,100,000	1,020,543
8.625% due 11/01/2010		300,000	303,477
Fortis Bank Nederland Holding NV, EMTN
3.00% due 04/17/2012	EUR	1,600,000	2,390,897
General Electric Capital Corp.
5.50% until 09/15/2017, then variable
due 09/15/2067 (g)		12,700,000	14,403,012
1.80% due 03/11/2011		$700,000	708,695
2.25% due 03/12/2012		8,000,000	8,144,472
3.00% due 12/09/2011		4,200,000	4,346,832
5.875% due 01/14/2038		4,200,000	3,851,736
General Electric Capital Corp., MTN
0.51% due 08/15/2011 (b)		2,800,000	2,730,336
0.7481% due 01/08/2016 (b)		1,600,000	1,360,022
General Electric Capital Corp., Series GMTN
2.00% due 09/28/2012		4,300,000	4,323,964

The accompanying notes are an integral part of the financial statements.
413

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
GMAC LLC
6.00% due 12/15/2011		$600,000	$549,955
Goldman Sachs Group, Inc.
5.625% due 01/15/2017		2,900,000	2,921,559
5.95% due 01/18/2018		8,200,000	8,507,270
6.15% due 04/01/2018		3,400,000	3,576,504
6.25% due 09/01/2017		6,600,000	6,980,114
Goldman Sachs Group, Inc., GMTN
1.258% due 01/30/2017 (b)	EUR	1,000,000	1,291,725
Goldman Sachs Group, Inc., MTN
0.52% due 11/16/2009 (b)		$1,600,000	1,600,272
Goldman Sachs Group, Inc., Series E, MTN
6.375% due 05/02/2018	EUR	300,000	483,288
HSBC Finance Corp.
0.5638% due 10/21/2009 (b)		$2,600,000	2,600,016
HSBC Holdings PLC
6.50% due 05/02/2036		1,300,000	1,408,375
6.50% due 09/15/2037		1,600,000	1,730,594
International Lease Finance Corp., MTN
4.95% due 02/01/2011		4,100,000	3,754,239
International Lease Finance Corp., Series P
0.9094% due 01/15/2010 (b)		2,100,000	2,051,158
JPMorgan Chase & Company
6.00% due 01/15/2018		2,500,000	2,683,313
JPMorgan Chase & Company, MTN
0.5081% due 05/07/2010 (b)		5,600,000	5,601,898
JPMorgan Chase & Company, Series 1
7.90% until 04/30/2018, then variable
due 04/29/2049		1,700,000	1,632,289
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017		5,400,000	5,679,445
JPMorgan Chase Capital XX, Series T
6.55% due 09/15/2066		700,000	650,126
KeyBank NA, BKNT
2.5975% due 06/02/2010 (b)		5,400,000	5,374,080
LeasePlan Corp. NV, EMTN
3.125% due 02/10/2012	EUR	700,000	1,048,418
Lehman Brothers Holdings, Inc., MTN
1.00% due 08/21/2049 ^ (b)		$3,100,000	519,250
5.46% due 11/16/2009 ^		8,000,000	1,340,000
5.50% due 05/25/2010 ^ (b)		1,800,000	301,500
5.7269% due 07/18/2011 ^ (b)		2,700,000	452,250
6.875% due 05/02/2018 ^		1,100,000	195,250
Lloyds Banking Group PLC
5.92% due 10/01/2099 (g)		700,000	399,000
Longpoint Re, Ltd.
5.549% due 05/08/2010 (b)(g)		1,700,000	1,700,000
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017		4,300,000	4,354,885
Merrill Lynch & Company, Inc., EMTN
1.112% due 03/22/2011 (b)	EUR	2,000,000	2,814,766
Merrill Lynch & Company, Inc., MTN
0.7038% due 07/25/2011 (b)		$4,800,000	4,671,533
6.875% due 04/25/2018		9,300,000	9,780,782
MetLife, Inc.
6.40% until 12/15/2036, then variable
due 12/15/2066		1,300,000	1,098,500
Metropolitan Life Global Funding I, MTN
0.48% due 05/17/2010 (b)(g)		7,200,000	7,185,233

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Monumental Global Funding, Ltd.
5.50% due 04/22/2013 (g)		$2,300,000	$2,350,375
Morgan Stanley, MTN
0.5994% due 01/15/2010 (b)		2,900,000	2,898,669
2.5497% due 05/14/2010 (b)		6,200,000	6,267,940
MUFG Capital Finance 5, Ltd.
6.299% due 01/25/2049	GBP	700,000	900,558
Mystic Re, Ltd.
10.3606% due 06/07/2011 (b)(g)		$1,100,000	1,095,746
National Australia Bank, Ltd.
5.35% due 06/12/2013 (g)		3,300,000	3,518,648
Osiris Capital PLC, Series D
5.5094% due 01/15/2010 (b)(g)		1,900,000	1,889,922
Pricoa Global Funding I
0.4831% due 09/27/2013 (b)(g)		3,300,000	3,041,240
0.5913% due 01/30/2012 (b)(g)		3,900,000	3,691,011
Principal Life Income Funding Trusts, MTN
5.30% due 04/24/2013		2,700,000	2,769,892
5.55% due 04/27/2015		4,300,000	4,329,571
Prudential Financial, Inc., MTN
6.625% due 12/01/2037		900,000	919,049
Residential Reinsurance 2007, Ltd., Series CL2
10.6106% due 06/07/2010 (b)(g)		700,000	717,220
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)(g)		700,000	605,500
Royal Bank of Scotland PLC
0.8544% due 04/08/2011 (b)(g)		4,600,000	4,611,132
2.625% due 05/11/2012 (g)		5,100,000	5,175,771
3.00% due 12/09/2011 (g)		12,900,000	13,280,550
Santander Perpetual SA Unipersonal
6.671% until 10/24/2017, then variable
due 10/29/2049 (g)		6,700,000	5,892,469
Santander US Debt SA Unipersonal
0.3744% due 11/20/2009 (b)(g)		4,100,000	4,100,180
SLM Corp., MTN
0.6637% due 07/26/2010 (b)		500,000	474,991
SLM Corp., Series EMTN
3.125% due 09/17/2012	EUR	5,600,000	6,309,961
SMFG Preferred Capital, Ltd.
6.164% due 01/29/2049 (b)	GBP	3,009,000	3,852,533
Societe Financement de l'Economie Francaise
0.7131% due 07/16/2012 (b)(g)		$2,000,000	2,000,138
3.375% due 05/05/2014 (g)		6,500,000	6,673,719
Societe Financement de l'Economie Francaise,
EMTN
2.125% due 05/20/2012	EUR	2,900,000	4,278,235
Swedbank AB, EMTN
3.625% due 12/02/2011		100,000	151,235
TNK-BP Finance SA
6.125% due 03/20/2012 (g)		$700,000	691,250
TransCapitalInvest, Ltd., for OJSC AK Transneft
8.70% due 08/07/2018 (g)		1,300,000	1,418,950
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018		2,400,000	2,439,055
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		2,600,000	2,661,550
USB Capital IX
6.189% until 04/15/2011, then variable
due 10/29/2049		500,000	383,750

The accompanying notes are an integral part of the financial statements.
414

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Wachovia Bank NA, BKNT
0.4531% due 05/25/2010 (b)	$5,500,000	$5,501,089
Wachovia Corp, MTN
0.4106% due 12/01/2009 (b)	800,000	800,031
Wachovia Corp.
5.625% due 10/15/2016	300,000	313,210
5.75% due 02/01/2018	7,600,000	8,043,506
Westpac Banking Corp.
0.9931% due 07/16/2014 (b)(g)	1,000,000	992,126
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (b)(g)	438,000	355,279

		508,942,411

Technology - 0.21%
Dell, Inc.
4.70% due 04/15/2013	5,900,000	6,219,644
Utilities - 0.03%
Dominion Resources, Inc.
5.70% due 09/17/2012	150,000	163,857
PSEG Power LLC
6.95% due 06/01/2012	100,000	109,777
Virginia Electric & Power Company
6.35% due 11/30/2037	500,000	573,959

		847,593

TOTAL CORPORATE BONDS (Cost $614,557,361)		$620,822,861

CONVERTIBLE BONDS - 0.03%
Financial - 0.03%
RBS Capital Trust I
4.709% due 12/29/2049 (b)	2,100,000	966,000

TOTAL CONVERTIBLE BONDS (Cost $1,959,052)		$966,000

MUNICIPAL BONDS - 2.23%
Alaska - 0.29%
Northern Tobacco Securitization Corp., of Alaska
Tobacco Settlement, Asset-Backed, Series A
5.00% due 06/01/2046	12,000,000	8,502,120
California - 0.67%
Los Angeles Unified School District of California
4.50% due 07/01/2022	6,200,000	6,490,904
State of California
5.00% due 11/01/2026	5,200,000	5,403,008
5.25% due 07/01/2014	3,480,000	3,978,336
5.65% due 04/01/2039	1,200,000	1,275,528
7.50% due 04/01/2034	1,300,000	1,449,682
7.55% due 04/01/2039	1,300,000	1,450,397

		20,047,855

Illinois - 0.38%
Chicago Illinois Transit Authority, Series A
6.30% due 12/01/2021	200,000	214,968
6.899% due 12/01/2040	3,400,000	3,796,032
Chicago Illinois Transit Authority, Series B
6.30% due 12/01/2021	400,000	432,916
6.899% due 12/01/2040	3,300,000	3,772,230

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Illinois (continued)
Illinois Municipal Electric Agency
6.832% due 02/01/2035	$2,700,000	$3,052,431

		11,268,577

Iowa - 0.24%
State of Iowa
6.75% due 06/01/2034	6,400,000	6,849,408
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023	400,000	304,100

		7,153,508

Nebraska - 0.02%
Public Power Generation Agency
7.242% due 01/01/2041	500,000	530,430
New Jersey - 0.50%
New Jersey State Turnpike Authority
7.414% due 01/01/2040	12,000,000	14,846,160
North Carolina - 0.11%
North Carolina Turnkpike Authority
6.70% due 01/01/2039	3,000,000	3,324,570
Rhode Island - 0.02%
Tobacco Settlement Financing Corp., of Rhode
Island, Asset-Backed, Series A
6.25% due 06/01/2042	500,000	493,095
Wisconsin - 0.00%
Wisconsin State Clean Water Revenue
5.10% due 06/01/2021	110,000	115,917
5.10% due 06/01/2022	25,000	26,285

		142,202

TOTAL MUNICIPAL BONDS (Cost $60,242,915)		$66,308,517

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.45%
American Home Mortgage Investment Trust,
Series 2004-4, Class 4A
4.39% due 02/25/2045 (b)	1,071,028	862,363
Bank of America Funding Corp., Series 2004-A,
Class 1A3
4.9754% due 09/20/2034 (b)	744,898	697,980
Bank of America Funding Corp., Series 2005-D,
Class A1
3.4871% due 05/25/2035 (b)	2,023,821	1,903,071
Bank of America Mortgage Securities, Inc.,
Series 2004-1, Class 5A1
6.50% due 09/25/2033	197,658	187,528
Bank of America Mortgage Securities, Inc.,
Series 2004-2, Class 5A1
6.50% due 10/25/2031	33,371	31,843
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.3423% due 11/25/2034 (b)	1,299,794	1,216,351
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
2.86% due 03/25/2035 (b)	18,909,823	16,892,687
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-3, Class 1A2
4.1708% due 07/25/2034 (b)	89,969	77,399

The accompanying notes are an integral part of the financial statements.
415

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A2
5.2735% due 02/25/2033 (b)	$196,247	$189,299
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-8, Class 2A1
5.3944% due 01/25/2034 (b)	1,124,771	1,060,020
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-6, Class 1A1
3.6421% due 09/25/2034 (b)	126,795	94,517
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-7, Class 1A1
4.3504% due 10/25/2034 (b)	108,916	81,634
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 2A1
3.6189% due 09/25/2034 (b)	130,462	89,168
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-4, Class 2A1
5.3546% due 05/25/2035 (b)	2,988,837	2,010,640
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.4898% due 09/25/2036 (b)	1,728,103	1,094,487
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
0.4063% due 02/25/2034 (b)	2,223,331	1,563,767
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-T26, Class A4
5.471% due 01/12/2045 (b)	2,000,000	1,854,168
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW18, Class A4
5.70% due 06/11/2050	5,200,000	4,603,585
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035 (b)	762,197	651,264
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
2.51% due 08/25/2035 (b)	16,199,505	13,948,431
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046	4,100,000	3,568,239
Countrywide Alternative Loan Trust, Series
2007-OA6, Class A1B
0.4463% due 06/25/2037 (b)	15,058,255	6,924,365
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.25% due 12/25/2033	62,147	59,583
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-10, Class A2
5.75% due 05/25/2033	59,689	59,038
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.6535% due 11/25/2034 (b)	2,899,632	2,152,019
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB9, Class 1A1
4.635% due 02/20/2035 (b)	5,227,424	4,584,182
Countrywide Home Loans, Series 2005-3, Class 1A2
0.5363% due 04/25/2035 (b)	438,330	236,346
Countrywide Home Loans, Series 2003-R4,
Class 2A
6.50% due 01/25/2034 (b)(g)	189,631	138,193
Countrywide Home Loans, Series 2004-12,
Class 11A2
4.0038% due 08/25/2034 (b)	86,430	57,738

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 11/20/2025 (b)	$781,390	$526,821
Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR8, Class 2A1
3.6953% due 09/25/2034 (b)	344,626	314,915
Credit Suisse Mortgage Capital Certificates, Series
2006-C2, Class A3
5.8463% due 03/15/2039 (b)	700,000	619,377
Credit Suisse Mortgage Capital Certificates,
Series 2007-C5, Class A4
5.695% due 09/15/2040 (b)	11,200,000	8,826,766
Federal Home Loan Mortgage Corp., Series
2007-3335, Class BF
0.3934% due 07/15/2019 (b)	3,801,898	3,785,906
Federal Home Loan Mortgage Corp., Series 2204,
Class Z
7.50% due 12/20/2029	859,580	948,123
Federal Home Loan Mortgage Corp., Series 2247,
Class Z
7.50% due 08/15/2030	462,800	510,670
Federal Home Loan Mortgage Corp., Series 2362,
Class ZA
6.50% due 09/15/2031	980,593	1,055,734
Federal Home Loan Mortgage Corp., Series 2503,
Class PZ
6.00% due 09/15/2032	2,128,517	2,271,088
Federal Home Loan Mortgage Corp., Series 2863,
Class KZ
5.00% due 09/15/2034	127,803	126,493
Federal Home Loan Mortgage Corp., Series 2901,
Class UB
5.00% due 03/15/2033	800,000	837,970
Federal Home Loan Mortgage Corp., Series 2906,
Class GZ
5.00% due 09/15/2034	380,228	385,678
Federal Home Loan Mortgage Corp., Series 2935,
Class HJ
5.00% due 02/15/2035	400,000	425,149
Federal Home Loan Mortgage Corp., Series 2941,
Class WE
5.00% due 03/15/2035	400,000	418,672
Federal Home Loan Mortgage Corp., Series 3149,
Class LF
0.5434% due 05/15/2036 (b)	2,184,028	2,154,163
Federal Home Loan Mortgage Corp., Series 3335,
Class FT
0.3934% due 08/15/2019 (b)	8,594,657	8,555,383
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
2.251% due 02/25/2045 (b)	288,437	272,934
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	1,040,573	1,106,923
Federal National Mortgage Association, Series
2002-56, Class ZQ
6.00% due 08/01/2032	12,599,232	13,434,097
Federal National Mortgage Association, Series
2003-116, Class FA
0.6463% due 11/25/2033 (b)	318,352	314,773

The accompanying notes are an integral part of the financial statements.
416

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2003-21, Class M
5.00% due 02/25/2017	$467,082	$481,762
Federal National Mortgage Association, Series
2003-W1, Class 1A1
6.50% due 12/25/2042	472,378	501,035
Federal National Mortgage Association, Series
2004-11, Class A
0.3663% due 03/25/2034 (b)	42,935	39,519
Federal National Mortgage Association, Series
2004-T1, Class 1A1
6.00% due 01/25/2044	267,863	286,028
Federal National Mortgage Association, Series
2004-W2, Class 1A3F
0.5963% due 02/25/2044 (b)	173,567	168,537
Federal National Mortgage Association, Series
2005-14, Class KZ
5.00% due 03/25/2035	125,697	95,699
Federal National Mortgage Association, Series
2005-9, Class ZA
5.00% due 02/25/2035	628,477	639,788
Federal National Mortgage Association, Series
2006-5, Class 3A2
4.2413% due 02/25/2036 (b)	464,058	454,594
First Nationwide Trust, Series 2001-3, Class 1A1
6.75% due 08/25/2031	5,831	5,012
GMAC Mortgage Corp Loan Trust, Series
2005-AR6, Class 3A1
5.304% due 11/19/2035 (b)	801,512	677,701
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
0.3263% due 10/25/2046 (b)	1,800,783	1,424,386
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
0.3263% due 01/25/2047 (b)	2,034,461	1,624,149
Greenwich Capital Commercial Funding Corp,
Series 2005-GG3, Class A4
4.799% due 08/10/2042 (b)	300,000	287,901
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11, Class A4
5.736% due 12/10/2049	19,150,000	17,243,351
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	1,600,000	1,417,941
GS Mortgage Securities Corp II, Series 2007-EOP,
Class A1
0.3438% due 03/06/2020 (b)(g)	4,050,432	3,726,831
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.9994% due 08/10/2045 (b)	3,500,000	2,892,637
GS Mortgage Securities Corp., Series 2003-1,
Class A2
0.9463% due 01/25/2032 (b)	22,460	14,895
GSR Mortgage Loan Trust, Series 2005-AR7,
Class 6A1
5.2369% due 11/25/2035 (b)	3,674,673	3,250,509
Harborview Mortgage Loan Trust, Series 2005-2,
Class 2A1A
0.4663% due 05/19/2035 (b)	637,204	338,196
Indymac Arm Trust, Series 2001-H2, Class A2
4.0003% due 01/25/2032 (b)	8,999	6,740

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
0.3363% due 11/25/2046 (b)	$887,293	$803,879
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LD11, Class ASB
6.0064% due 06/15/2049 (b)	200,000	193,550
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LD12, Class A4
5.882% due 02/15/2051 (b)	1,200,000	1,019,623
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2007-LDPX, Class A3
5.42% due 01/15/2049	500,000	421,474
JPMorgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0123% due 02/25/2035 (b)	1,644,046	1,574,000
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030	757,019	763,393
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
0.3234% due 09/15/2021 (b)(g)	435,241	387,435
Lehman XS Trust, Series 2006-16N, Class A1A
0.3263% due 11/25/2046 (b)	1,147,060	1,007,609
Mellon Residential Funding Corp., Series
2000-TBC2, Class A1
0.7234% due 06/15/2030 (b)	2,447,241	2,096,979
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
1.2463% due 10/25/2035 (b)	606,890	536,224
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 5A
0.4963% due 11/25/2035 (b)	1,036,237	716,568
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
0.4563% due 02/25/2036 (b)	1,219,297	700,162
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2007-6, Class A4
5.485% due 03/12/2051 (b)	1,300,000	1,012,314
Morgan Stanley Capital I, Series 2007-IQ16,
Class A4
5.809% due 12/12/2049	400,000	342,347
Morgan Stanley Capital I, Series 2007-XLFA,
Class A1
0.304% due 10/15/2020 (b)(g)	1,000,579	764,720
Nomura Asset Acceptance Corp., Series 2004-R1,
Class A2
7.50% due 03/25/2034 (g)	258,414	230,149
Prime Mortgage Trust, Series 2004-CL1, Class 1A2
0.6463% due 02/25/2034 (b)	492,869	446,829
Prime Mortgage Trust, Series 2004-CL1, Class 2A2
0.6463% due 02/25/2034 (b)	75,800	71,893
Residential Funding Mortgage Securities I, Series
2004-S2, Class A1
5.25% due 03/25/2034	120,075	118,040
Residential Funding Mortgage Securities I, Series
2004-S9, Class 1A23
5.50% due 12/25/2034	300,000	225,994
Sovereign Commercial Mortgage Securities Trust,
Series 2007-C1, Class A2
5.8399% due 07/22/2030 (b)(g)	700,000	701,218

The accompanying notes are an integral part of the financial statements.
417

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A
3.6923% due 07/25/2034 (b)	$217,934	$199,698
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR2, Class 2A1
0.4763% due 05/25/2045 (b)	57,877	30,754
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
0.4963% due 07/19/2035 (b)	2,607,974	1,968,267
Structured Asset Securities Corp., Series
2001-21A, Class 1A1
3.535% due 01/25/2032 (b)	29,120	27,058
Structured Asset Securities Corp., Series 2002-1A,
Class 4A
4.5647% due 02/25/2032 (b)	33,828	30,307
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
0.3663% due 08/25/2011 (b)	5,171,812	4,949,773
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
0.3563% due 11/25/2011 (b)	1,961,106	1,854,125
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
0.3334% due 09/15/2021 (b)(g)	9,296,171	6,925,341
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class A4
5.509% due 04/15/2047	1,700,000	1,316,592
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
0.3234% due 06/15/2020 (b)(g)	4,570,447	3,611,512
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
2.1008% due 11/25/2042 (b)	326,815	202,297
WaMu Mortgage Pass-Through Certificates, Series
2002-AR2, Class A
2.723% due 02/27/2034 (b)	122,084	113,158
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
0.5363% due 10/25/2045 (b)	630,629	340,604
WaMu Mortgage Pass-Through Certificates, Series
2005-AR2, Class 2A1A
0.5563% due 01/25/2045 (b)	39,674	24,973
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
0.4763% due 04/25/2045 (b)	66,447	41,675
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR9, Class 1A
2.7417% due 08/25/2042 (b)	997,696	683,948
Washington Mutual Mortgage Securities Corp.,
Series 2003-AR1, Class 2A
4.6652% due 02/25/2033 (b)	326,207	298,362
Washington Mutual, Inc., Series 2002-AR6, Class A
2.3008% due 06/25/2042 (b)	13,364	10,293
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-CC, Class A1
4.9399% due 01/25/2035 (b)	3,386,929	3,065,509

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.9484% due 03/25/2036 (b)	$3,356,863	$2,561,823

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $218,451,591)		$191,749,220

ASSET BACKED SECURITIES - 2.21%
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE5, Class 1A1
0.3363% due 06/25/2047 (b)	1,093,569	870,875
Brazos Student Finance Corp.,
Series 1998-A, Class A2
1.1141% due 06/01/2023 (b)	62,061	61,740
Chase Issuance Trust, Series 2008-A7, Class A7
0.8934% due 11/15/2011 (b)	23,300,000	23,312,151
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
0.3563% due 10/25/2046 (b)	686,469	662,870
Countrywide Asset-Backed Certificates, Series
2006-16, Class 2A1
0.2963% due 12/25/2046 (b)	52,065	51,406
Countrywide Asset-Backed Certificates, Series
2006-17, Class 2A1
0.2963% due 03/25/2047 (b)	175,562	173,337
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
0.3163% due 06/25/2047 (b)	1,052,462	1,013,995
Daimler Chrysler Auto Trust,
Series 2008-B, Class A2B
1.1838% due 07/08/2011 (b)	2,486,125	2,490,008
Daimler Chrysler Auto Trust,
Series 2008-B, Class A3B
1.7338% due 09/10/2012 (b)	2,100,000	2,108,532
EMC Mortgage Loan Trust, Series 2001-A Class A
0.6163% due 05/25/2040 (b)(g)	1,420,990	989,845
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-2, Class A1V
0.3363% due 07/20/2036 (b)	1,182,608	1,132,774
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
0.2963% due 12/25/2036 (b)	527,963	356,479
JPMorgan Mortgage Acquisition Corp., Series
2006-CH1, Class A2
0.2963% due 07/25/2036 (b)	965,175	926,415
JPMorgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
0.2963% due 08/25/2036 (b)	101,301	98,721
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
0.5263% due 10/25/2034 (b)	86,584	66,025
Master Asset Backed Securities Trust, Series
2007-HE1, Class A1
0.3263% due 05/25/2037 (b)	1,252,447	1,114,131
Morgan Stanley ABS Capital I, Series 2007-NC3,
Class A2A
0.3063% due 05/25/2037 (b)	2,518,523	1,902,785
Park Place Securities, Inc., Series 2004-MCW1,
Class A1
0.5583% due 10/25/2034 (b)	2,828,547	2,544,763

The accompanying notes are an integral part of the financial statements.
418

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Residential Asset Mortgage Products, Inc., Series
2006-RZ4, Class A1A
0.3263% due 10/25/2036 (b)	$37,148	$36,996
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
0.3163% due 11/25/2036 (b)	91,728	91,282
Saxon Asset Securities Trust,
Series 2006-3, Class A1
0.3063% due 10/25/2046 (b)	92,159	90,309
SBI Heloc Trust, Series 2006-1A, Class 1A2A
0.4163% due 08/25/2036 (b)(g)	467,217	407,748
SLM Student Loan Trust, Series 2008-9, Class A
2.0038% due 04/25/2023 (b)	20,501,069	21,289,878
Soundview Home Equity Loan Trust, Series
2007-OPT1, Class 2A1
0.3263% due 06/25/2037 (b)	2,403,762	1,811,289
Structured Asset Securities Corp., Series 2006-11,
Class A1
3.8316% due 10/25/2035 (b)(g)	1,854,524	1,128,692
Structured Asset Securities Corp., Series
2006-BC3, Class A2
0.2963% due 10/25/2036 (b)	979,970	917,377

TOTAL ASSET BACKED SECURITIES
(Cost $68,237,203)		$65,650,423

SUPRANATIONAL OBLIGATIONS - 0.02%
Government - 0.02%
Export-Import Bank of China
4.875% due 07/21/2015 (g)	500,000	531,167

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $496,165)		$531,167

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.07%
Financial - 0.07%
Lehman Brothers Holdings, Inc., MTN
4.2838% due 10/22/2008 ^	6,100,000	1,021,750
5.3744% due 11/24/2008 ^	2,300,000	385,250
5.415% due 12/23/2008 ^	500,000	83,750
5.5981% due 04/03/2009 ^ (b)	3,500,000	586,250

		2,077,000

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $12,402,765)		$2,077,000

PREFERRED STOCKS - 2.74%
Financial - 2.74%
DG Funding Trust (g)(h)	981	8,350,763
State Street Capital Trust IV (h)	600,000	386,953
UBS Preferred Funding Trust V, Series 1 *	5,400,000	4,060,800
Wells Fargo & Company, Series K (h)	75,400,000	68,614,000

		81,412,516

TOTAL PREFERRED STOCKS (Cost $91,873,973)		$81,412,516

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS - 0.35%
Financial - 0.35%
Chrysler Financial
4.25% due 08/03/2012 (b)	$10,780,000	$10,324,545

TOTAL TERM LOANS (Cost $10,472,212)		$10,324,545

REPURCHASE AGREEMENTS - 12.84%
JPMorgan Chase & Company
Tri-Party Repurchase Agreement
dated 09/30/2009 at 0.03% to be
repurchased at $204,522,168 on
10/01/2009, collateralized by
$191,032,000 U.S Treasury Notes,
3.625% due 03/30/2010 (valued at
$206,016,073, including interest)
and $8,000,007 U.S. Treasury
Notes, 2.75% due 02/28/2013
(valued at $8,243,497, including
interest) and $169,199,941 U.S.
Treasury Notes, 1.875% due
02/28/2014 (valued at
$173,677,656, including interest)	$378,500,000	$378,500,000
Repurchase Agreement with State Street
Corp. dated 09/30/2009 at 0.01% to be
repurchased at $3,222,001 on 10/01/2009,
collateralized by $3,265,000 Federal Home
Loan Bank, 0.93% due 03/30/2010 (valued
at $3,289,488, including interest)	3,222,000	3,222,000

TOTAL REPURCHASE AGREEMENTS
(Cost $381,722,000)		$381,722,000

SHORT TERM INVESTMENTS - 0.20%
Royal Bank of Scotland PLC
0.54% due 12/30/2009	$5,500,000	$5,492,575
U.S. Treasury Bills
0.01% due 04/01/2010 ***	486,000	485,569
0.1889% due 03/25/2010 ***	40,000	39,964

TOTAL SHORT TERM INVESTMENTS
(Cost $6,018,089)		$6,018,108

Total Investments (Total Return Trust)
(Cost $2,902,845,276) - 97.82%		$2,907,532,171
Other assets and liabilities, net - 2.18%		64,836,785

TOTAL NET ASSETS - 100.00%		$2,972,368,956

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 100.00%
Federal National Mortgage Association
5.50%, TBA **	$20,600,000	$21,527,765

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $21,409,438)		$21,527,765

Total Securities Sold Short (Total Return Trust)
(Proceeds $21,409,438)		$21,527,765

The accompanying notes are an integral part of the financial statements.
419

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.09%
Basic Materials - 4.02%
A. Schulman, Inc.	733	$14,609
Aceto Corp.	765	5,049
Air Products & Chemicals, Inc.	5,687	441,197
Airgas, Inc.	2,215	107,140
AK Steel Holding Corp.	2,984	58,874
Albemarle Corp.	2,515	87,019
Alcoa, Inc. (a)	26,464	347,208
Allegheny Technologies, Inc.	2,668	93,353
Allied Nevada Gold Corp. *	2,057	20,138
AMCOL International Corp.	862	19,731
American Vanguard Corp.	747	6,208
Arch Chemicals, Inc.	724	21,713
Ashland, Inc.	2,021	87,348
Balchem Corp.	500	13,150
Biogen Idec, Inc. *	7,813	394,713
Boise, Inc. *	2,455	12,962
Brookfield Infrastructure Partners LP *	689	11,341
Brush Engineered Materials, Inc. *	572	13,991
Buckeye Technologies, Inc. *	1,094	11,739
Cabot Corp.	1,838	42,476
Carpenter Technology Corp.	1,231	28,793
Celanese Corp., Series A	3,891	97,275
Century Aluminum Company * (a)	2,188	20,458
CF Industries Holdings, Inc.	1,322	113,996
Clearwater Paper Corp. *	305	12,606
Cliffs Natural Resources, Inc.	3,546	114,749
Coeur d'Alene Mines Corp. *	2,091	42,865
Compass Minerals International, Inc.	881	54,287
Cytec Industries, Inc.	1,341	43,542
Deltic Timber Corp.	345	15,791
Domtar Corp. *	1,191	41,947
Dow Chemical Company	31,027	808,874
E.I. Du Pont de Nemours & Company	24,523	788,169
Eastman Chemical Company	1,997	106,919
Ecolab, Inc.	6,388	295,317
Eli Lilly & Company (a)	31,193	1,030,305
Ferro Corp.	1,460	12,994
FMC Corp.	1,950	109,687
Freeport-McMoRan Copper & Gold, Inc.,
Class B	11,154	765,276
General Moly, Inc. *	2,580	8,127
Gibraltar Industries, Inc.	892	11,837
Globe Specialty Metals, Inc. *	2,036	18,365
H.B. Fuller Company	1,351	28,236
Hawkins, Inc. (a)	354	8,269
Hecla Mining Company * (a)	6,341	27,837
Horsehead Holding Corp. *	991	11,615
Huntsman Corp.	6,616	60,272
ICO, Inc. *	1,090	5,090
Innophos Holdings, Inc.	581	10,748
International Flavors & Fragrances, Inc.	2,158	81,853
International Paper Company	11,720	260,536
Intrepid Potash, Inc. * (a)	2,071	48,855
Kaiser Aluminum Corp.	568	20,652
KapStone Paper and Packaging Corp. *	943	7,676
KMG Chemicals, Inc.	429	4,792

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Kronos Worldwide, Inc. (a)	1,380	$14,228
Landec Corp. *	808	5,171
Louisiana-Pacific Corp. *	3,038	20,263
Lubrizol Corp.	1,840	131,486
MeadWestvaco Corp.	4,705	104,969
Metabolix, Inc. *	695	7,145
Minerals Technologies, Inc.	534	25,397
Monsanto Company	14,802	1,145,675
Neenah Paper, Inc.	542	6,379
Newmarket Corp.	424	39,449
Newmont Mining Corp.	12,985	571,600
Nl Industries, Inc.	1,366	9,152
Nucor Corp.	8,502	399,679
Olin Corp.	2,109	36,781
Olympic Steel, Inc.	327	9,382
OM Group, Inc. *	851	25,862
Omnova Solutions, Inc. *	1,561	10,115
Orchids Paper Products Company *	210	4,200
P.H. Glatfelter Company	1,342	15,406
Plum Creek Timber Company, Inc. (a)	4,371	133,927
PolyOne Corp. *	2,843	18,963
Potlatch Corp.	1,075	30,584
PPG Industries, Inc. (a)	4,460	259,617
Praxair, Inc.	8,302	678,190
Quaker Chemical Corp.	385	8,443
Rayonier, Inc.	2,067	84,561
Reliance Steel & Aluminum Company	2,005	85,333
Rock-Tenn Company, Class A	1,031	48,570
Rockwood Holdings, Inc. *	2,108	43,362
Royal Gold, Inc.	1,098	50,069
RPM International, Inc.	3,553	65,695
RTI International Metals, Inc. *	665	16,565
Schnitzer Steel Industries, Inc.	601	32,003
Schweitzer Mauduit International, Inc.	410	22,288
Sensient Technologies Corp.	1,315	36,518
Sigma-Aldrich Corp.	3,287	177,432
Solutia, Inc. *	3,248	37,612
Southern Copper Corp. (a)	23,036	706,975
Spartech Corp.	1,032	11,115
Steel Dynamics, Inc.	5,772	88,542
Stepan Company	276	16,582
Stillwater Mining Company *	2,681	18,016
Symyx Technologies, Inc. *	1,059	7,011
Temple-Inland, Inc.	2,920	47,946
Terra Industries, Inc.	2,707	93,852
Terra Nitrogen Company, LP *	508	52,949
The Mosaic Company	12,074	580,397
The Sherwin-Williams Company	3,101	186,556
Titanium Metals Corp.	4,964	47,605
U.S. Gold Corp. *	3,164	9,144
United States Lime & Minerals, Inc. * (a)	188	6,753
United States Steel Corp.	3,903	173,176
Universal Stainless & Alloy Products, Inc. *	261	4,763
Uranium Energy Corp. *	1,401	4,133
USEC, Inc. *	2,992	14,032
Valhi, Inc. (a)	3,216	38,978

The accompanying notes are an integral part of the financial statements.
420

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Basic Materials (continued)
Valspar Corp.	2,716	$74,717
Verso Paper Corp.	1,712	5,119
W.R. Grace & Company *	2,053	44,632
Wausau-Mosinee Paper Corp.	1,421	14,210
Westlake Chemical Corp.	1,803	46,337
Weyerhaeuser Company	5,725	209,821
Zep, Inc.	592	9,620
Zoltek Companies, Inc. * (a)	1,063	11,162

		13,864,783
Communications - 10.31%
3Com Corp. *	10,619	55,537
Acacia Research - Acacia Technologies *	1,063	9,259
Acme Packet, Inc. *	1,568	15,696
ActivIdentity Corp. *	1,892	5,241
Adaptec, Inc. *	3,575	11,941
ADC Telecommunications, Inc. *	2,729	22,760
ADTRAN, Inc.	1,728	42,422
Airvana, Inc. *	1,800	12,186
Akamai Technologies, Inc. *	4,646	91,433
Alaska Communications Systems Group, Inc.	1,383	12,793
Alloy, Inc. *	659	4,461
Amazon.com, Inc. *	11,709	1,093,152
American Tower Corp., Class A *	10,643	387,405
Anaren, Inc. *	495	8,415
Anixter International, Inc. *	980	39,308
APAC Customer Services, Inc. *	1,423	8,410
Applied Signal Technology, Inc.	369	8,587
Ariba, Inc. *	2,434	28,234
Arris Group, Inc. *	3,375	43,909
Art Technology Group, Inc. *	3,679	14,201
Aruba Networks, Inc. *	2,482	21,941
AT&T, Inc.	159,910	4,319,169
Atheros Communications, Inc. *	1,661	44,066
Atlantic Tele-Network, Inc.	419	22,383
Avocent Corp. *	1,271	25,763
Belo Corp., Class A	2,730	14,769
BigBand Networks, Inc. *	1,816	7,282
Black Box Corp.	493	12,369
Blue Coat Systems, Inc. *	1,094	24,713
Cablevision Systems Corp., Class A	8,269	196,389
Cbeyond Communications, Inc. *	797	12,856
CBS Corp., Class B	18,678	225,070
Centennial Communications Corp., Class A *	3,004	23,972
CenturyTel, Inc.	7,985	268,296
Chordiant Software, Inc. *	990	3,851
Ciena Corp. *	2,561	41,693
Cincinnati Bell, Inc. *	5,682	19,887
Cisco Systems, Inc. *	156,392	3,681,468
CKX, Inc. *	2,791	18,728
Clear Channel Outdoor Holdings, Inc. *	10,014	70,098
Clearwire Corp. * (a)	19,754	160,600
Cogent Communications Group, Inc. *	1,291	14,588
Comcast Corp., Class A	78,294	1,322,386
CommScope, Inc. *	2,539	75,992
Communications Systems, Inc.	421	4,917
comScore, Inc. *	810	14,588

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Comtech Telecommunications Corp. *	767	$25,480
Consolidated Communications Holdings, Inc.	923	14,777
Constant Contact, Inc. *	800	15,400
Corning, Inc.	42,161	645,485
Courier Corp.	365	5,530
CPI International, Inc. *	558	6,244
Crown Castle International Corp. *	7,910	248,058
Crown Media Holdings, Inc., Class A * (a)	3,574	5,575
Cybersource Corp. *	1,917	31,956
D&E Communications, Inc.	698	8,020
DealerTrack Holdings, Inc. *	1,129	21,349
DG Fastchannel, Inc. *	586	12,271
Dice Holdings, Inc. *	1,976	12,963
Digital River, Inc. *	1,018	41,046
DigitalGlobe, Inc. *	1,263	28,253
DIRECTV Group, Inc. * (a)	26,644	734,842
Discovery Communications, Inc., Series A *	7,729	223,291
DISH Network Corp. *	12,235	235,646
Dolan Media Company *	857	10,275
Earthlink, Inc.	3,005	25,272
eBay, Inc. *	35,004	826,444
EchoStar Corp., Class A *	2,535	46,796
EMS Technologies, Inc. *	461	9,598
Entercom Communications Corp. * (a)	1,315	6,707
Entravision Communications Corp., Class A *	3,353	5,801
ePlus, Inc. *	333	5,178
Equinix, Inc. *	1,027	94,484
eResearch Technology, Inc. *	1,526	10,682
EW Scripps Co. *	1,624	12,180
Expedia, Inc. *	7,872	188,534
Extreme Networks, Inc. *	2,882	8,070
F5 Networks, Inc. *	2,126	84,253
FiberTower Corp. *	5,162	5,575
Fisher Communications, Inc. *	347	6,308
Frontier Communications Corp.	8,542	64,407
Gannett Company, Inc. (a)	6,541	81,828
General Communication, Inc., Class A *	1,535	10,530
GeoEye, Inc. *	543	14,552
Global Crossing, Ltd. *	1,611	23,037
Global Traffic Network, Inc. *	828	3,867
Globalstar, Inc. * (a)	4,907	3,729
Globecomm Systems, Inc. *	724	5,263
Google, Inc., Class A *	8,566	4,247,451
GSI Commerce, Inc. *	1,464	28,270
Harmonic, Inc. *	2,683	17,922
Harris Corp.	3,547	133,367
Harris Stratex Networks, Inc., Class A *	1,841	12,887
Harte-Hanks, Inc.	1,872	25,890
Health Grades, Inc. *	1,002	4,960
Hickory Tech Corp.	781	6,678
HLTH Corp. *	2,810	41,054
Hughes Communications, Inc. *	689	20,904
Hypercom Corp. *	2,205	6,836
i2 Technologies, Inc. *	675	10,827
IAC/InterActiveCorp *	3,721	75,127
iBasis, Inc. *	2,721	5,769

The accompanying notes are an integral part of the financial statements.
421

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
ICO Global Communications Holdings, Ltd. *	6,141	$5,281
Infinera Corp. *	2,615	20,789
InfoSpace, Inc. *	1,055	8,166
InterDigital, Inc. *	1,200	27,792
Internap Network Services Corp. *	1,633	5,242
Internet Capital Group, Inc. *	1,200	10,032
Interpublic Group of Companies, Inc. *	13,218	99,399
inVentiv Health, Inc. *	988	16,529
Iowa Telecommunications Services, Inc.	965	12,159
iPass, Inc. *	3,560	4,913
iPCS, Inc. *	559	9,727
Ixia *	1,888	12,952
J2 Global Communications, Inc. *	1,205	27,727
JDS Uniphase Corp. *	6,078	43,215
John Wiley & Sons, Inc., Class A	1,537	53,457
Journal Communications, Inc.	1,765	6,495
Juniper Networks, Inc. *	14,214	384,062
Keynote Systems, Inc. *	538	5,073
Knology, Inc. *	1,250	12,188
KVH Industries, Inc. *	660	6,593
Lamar Advertising Company, Class A *	2,568	70,466
Leap Wireless International, Inc. *	2,115	41,348
Level 3 Communications, Inc. *	44,988	62,533
Liberty Global, Inc., Class A *	8,044	181,553
Liberty Media Corp. - Capital, Series A *	2,890	60,459
Liberty Media Corp. - Entertainment, Series A *	13,006	404,617
Liberty Media Corp. - Interactive A *	16,484	180,829
Lin TV Corp. *	2,104	9,952
Lionbridge Technologies, Inc. *	2,383	6,196
Liquidity Services, Inc. *	856	8,834
LodgeNet Entertainment Corp. *	781	5,897
LoopNet, Inc. *	1,043	9,429
Loral Space & Communications, Inc. *	576	15,828
Marchex, Inc., Class B	1,314	6,452
Martha Stewart Living
Omnimedia, Inc., Class A *	1,656	10,367
Mastec, Inc. *	2,073	25,187
McAfee, Inc. *	4,226	185,057
McClatchy Company, Class A	2,491	6,377
McGraw-Hill Companies, Inc.	8,486	213,338
Media General, Inc., Class A	760	6,498
Mediacom Communications Corp., Class A *	2,003	11,537
Meredith Corp.	1,262	37,784
MetroPCS Communications, Inc. *	9,560	89,482
ModusLink Global Solutions, Inc. *	1,434	11,601
Monster Worldwide, Inc. *	3,408	59,572
Motorola, Inc.	62,247	534,702
Move, Inc. *	4,559	12,309
Network Equipment Technologies, Inc. *	1,065	7,700
NeuStar, Inc., Class A *	1,995	45,087
Neutral Tandem, Inc. *	876	19,938
Newport Corp. *	1,251	10,959
News Corp., Class A	71,098	852,465
NIC, Inc.	1,839	16,349
NII Holdings, Inc. *	4,490	134,610
Novatel Wireless, Inc. *	922	10,474

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
NTELOS Holdings Corp.	1,174	$20,733
Oclaro, Inc. *	5,954	6,549
Omnicom Group, Inc.	8,394	310,074
Online Resources Corp. *	853	5,263
OpenTable, Inc. *	616	16,977
Openwave Systems, Inc. *	3,126	8,128
Oplink Communications, Inc. *	711	10,324
OpNext, Inc. *	2,972	8,708
Orbcomm, Inc. *	1,613	4,387
Orbitz Worldwide, Inc. *	2,739	16,927
Outdoor Channel Holdings, Inc. *	836	5,467
PAETEC Holding Corp. *	4,411	17,071
Parkervision, Inc. * (a)	1,260	5,153
PC-Tel, Inc. *	759	4,744
Perficient, Inc. *	924	7,641
Plantronics, Inc.	1,375	36,864
Playboy Enterprises, Inc., Class B *	1,549	4,678
Polycom, Inc. *	2,307	61,712
Powerwave Technologies, Inc. *	4,442	7,107
Preformed Line Products Company	156	6,248
Premiere Global Services, Inc. *	1,746	14,509
Priceline.com, Inc. *	1,144	189,698
PRIMEDIA, Inc.	1,484	3,740
QUALCOMM, Inc.	45,062	2,026,889
Qwest Communications International, Inc. (a)	46,962	178,925
Rackspace Hosting, Inc. *	3,244	55,343
RCN Corp. *	1,208	11,234
RealNetworks, Inc. *	3,896	14,493
RF Micro Devices, Inc. *	7,408	40,225
RightNow Technologies, Inc. *	1,004	14,498
S1 Corp. *	1,603	9,907
Saba Software, Inc. *	1,179	4,964
Safeguard Scientifics, Inc. *	663	7,273
Sapient Corp. *	3,595	28,904
SAVVIS, Inc. *	1,601	25,328
SBA Communications Corp. *	3,222	87,091
Scripps Networks Interactive, Inc., Class A	4,448	164,354
Shenandoah Telecommunications Company	648	11,632
ShoreTel, Inc. *	1,372	10,715
Sinclair Broadcast Group, Inc., Class A	3,232	11,571
SonicWALL, Inc. *	1,581	13,280
Sonus Networks, Inc. *	7,810	16,557
Sourcefire, Inc. *	831	17,842
Sprint Nextel Corp. *	76,642	302,736
Starent Networks Corp. *	1,901	48,323
Support.com, Inc. *	1,821	4,370
SureWest Communications *	455	5,651
Switch & Data Facilities Company, Inc. *	979	13,324
Sycamore Networks, Inc. *	8,081	24,405
Symantec Corp. *	22,130	364,481
Symmetricom, Inc. *	1,491	7,723
Syniverse Holdings, Inc. *	1,900	33,250
TechTarget, Inc. *	1,519	8,658
Tekelec, Inc. *	1,843	30,281
TeleCommunication Systems, Inc. *	1,195	9,990
Telephone & Data Systems, Inc.	3,086	95,697

The accompanying notes are an integral part of the financial statements.
422

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Tellabs, Inc. *	10,951	$75,781
Terremark Worldwide, Inc. *	1,771	11,016
TerreStar Corp. *	4,546	10,410
The Knot, Inc. *	932	10,177
The New York Times Company, Class A	4,087	33,186
The Washington Post Company, Class B	258	120,765
TIBCO Software, Inc. *	4,853	46,055
Time Warner Cable, Inc.	9,726	419,093
Time Warner, Inc.	32,273	928,817
Travelzoo, Inc. *	440	6,217
TW Telecom, Inc. *	4,106	55,226
U.S. Cellular Corp. *	2,336	91,268
United Online, Inc.	2,301	18,500
US Auto Parts Network, Inc. *	1,210	6,595
USA Mobility, Inc.	731	9,415
UTStarcom, Inc. *	4,677	9,775
Value Line, Inc.	304	9,384
ValueClick, Inc. *	2,418	31,893
VASCO Data Security International, Inc. *	1,108	8,221
VeriSign, Inc. *	5,240	124,136
Verizon Communications, Inc.	75,829	2,295,344
Viacom, Inc., Class B *	16,432	460,753
Viasat, Inc. *	875	23,258
Virgin Media, Inc.	9,253	128,802
Virgin Mobile USA, Inc. *	1,735	8,675
VirnetX Holding Corp. *	1,385	4,072
Vocus, Inc. *	554	11,573
Vonage Holdings Corp. *	4,921	6,840
Web.com Group, Inc. *	914	6,480
WebMD Health Corp. * (a)	1,588	52,595
Websense, Inc. *	1,276	21,437
Windstream Corp.	11,776	119,291
World Wrestling Entertainment, Inc., Class A	2,123	29,743
WorldGate Communications, Inc. *	9,545	7,111
Yahoo!, Inc. *	38,084	678,276
Zixit Corp. * (a)	2,922	6,428

		35,567,483
Consumer, Cyclical - 10.10%
99 Cents Only Stores *	1,914	25,743
Abercrombie & Fitch Company, Class A (a)	2,409	79,208
Advance Auto Parts, Inc.	2,578	101,264
Aeropostale, Inc. *	1,838	79,898
AFC Enterprises, Inc. *	941	7,923
Airtran Holdings, Inc. * (a)	3,288	20,550
Alaska Air Group, Inc. *	987	26,442
Allegiant Travel Company *	537	20,454
Allion Healthcare, Inc. *	881	5,154
Ambassadors Group, Inc.	649	10,157
American Apparel, Inc. *	2,036	7,146
American Axle & Manufacturing Holdings, Inc. (a)	1,576	11,158
American Eagle Outfitters, Inc.	5,648	95,225
American Woodmark Corp.	421	8,142
Americas Car Mart, Inc. *	357	8,550
AmeriGas Partners LP	1,476	53,195
Amerigon, Inc. *	785	5,770
Ameristar Casinos, Inc.	1,584	24,996

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
AMR Corp. * (a)	7,783	$61,875
AnnTaylor Stores Corp. *	1,613	25,631
Arctic Cat, Inc.	718	5,069
ArvinMeritor, Inc.	2,097	16,399
Asbury Automotive Group, Inc. *	954	12,097
Ascent Media Corp., Class A *	444	11,366
ATC Technology Corp. *	616	12,172
Audiovox Corp., Class A *	834	5,713
AutoNation, Inc. * (a)	4,857	87,815
AutoZone, Inc. *	1,434	209,679
Bally Technologies, Inc. *	1,503	57,670
Barnes & Noble, Inc. (a)	1,504	33,419
Beacon Roofing Supply, Inc. *	1,236	19,751
Beazer Homes USA, Inc. * (a)	1,301	7,273
Bebe Stores, Inc.	2,501	18,407
Bed Bath & Beyond, Inc. * (a)	7,076	265,633
Best Buy Company, Inc.	11,280	423,226
Big 5 Sporting Goods Corp.	738	11,144
Big Lots, Inc. *	2,233	55,870
BJ's Restaurants, Inc. *	742	11,123
BJ's Wholesale Club, Inc. *	1,476	53,461
Blockbuster, Inc., Class A *	6,329	6,772
BlueLinx Holdings, Inc. *	1,112	4,459
Bob Evans Farms, Inc.	876	25,457
Bon-Ton Stores, Inc.	698	5,081
Books-A-Million, Inc.	615	7,405
Borders Group, Inc. *	2,331	7,249
BorgWarner, Inc.	3,197	96,741
Boyd Gaming Corp. *	2,458	26,866
Brightpoint, Inc. *	2,421	21,184
Brinker International, Inc.	2,782	43,761
Brookfield Homes Corp. *	957	6,393
Brown Shoe, Inc.	1,254	10,057
Brunswick Corp.	2,520	30,190
Buffalo Wild Wings, Inc. *	486	20,222
Burger King Holdings, Inc.	3,671	64,573
Cabela's, Inc. * (a)	1,870	24,946
California Pizza Kitchen, Inc. *	687	10,731
Callaway Golf Company	1,865	14,193
Caribou Coffee Company, Inc. *	607	4,383
CarMax, Inc. *	6,050	126,445
Carmike Cinemas, Inc. *	435	4,398
Carnival Corp.	16,976	564,961
Carrols Restaurant Group, Inc. *	696	5,262
Carter's, Inc. *	1,542	41,171
Casey's General Stores, Inc.	1,374	43,116
Cash America International, Inc.	845	25,485
Casual Male Retail Group, Inc. *	1,509	5,191
Cato Corp., Class A	818	16,597
Cavco Industries, Inc. *	220	7,810
CEC Entertainment, Inc. *	641	16,576
Cedar Fair LP *	1,661	17,490
Central European Distribution Corp. *	1,564	51,237
Charlotte Russe Holding, Inc. *	664	11,620
Charming Shoppes, Inc. *	3,230	15,859
Cherokee, Inc.	317	7,598

The accompanying notes are an integral part of the financial statements.
423

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PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Chico's FAS, Inc. *	4,841	$62,933
Children's Place Retail Stores, Inc. *	815	24,417
Chindex International, Inc. *	484	6,089
Chipotle Mexican Grill, Inc., Class A *	859	83,366
Choice Hotels International, Inc.	1,592	49,448
Christopher & Banks Corp.	1,110	7,515
Churchill Downs, Inc.	397	15,284
Cinemark Holdings, Inc.	2,987	30,945
Cintas Corp.	4,124	124,998
Citi Trends, Inc. *	394	11,217
CKE Restaurants, Inc.	1,565	16,417
Coach, Inc.	8,606	283,310
Coldwater Creek, Inc. *	2,655	21,771
Collective Brands, Inc. *	1,767	30,622
Columbia Sportswear Company	947	38,979
Commercial Vehicle Group, Inc. *	851	5,540
Conn's, Inc. * (a)	634	7,158
Continental Airlines, Inc., Class B *	3,748	61,617
Cooper Tire & Rubber Company	1,660	29,183
Copart, Inc. *	2,291	76,084
Core-Mark Holding Company, Inc. *	358	10,239
Costco Wholesale Corp.	11,753	663,574
Cracker Barrel Old Country Store, Inc.	632	21,741
Crocs, Inc. *	2,425	16,126
CVS Caremark Corp.	39,116	1,398,006
D.R. Horton, Inc.	8,742	99,746
Dana Holding Corp. *	3,108	21,165
Darden Restaurants, Inc.	3,753	128,090
Deckers Outdoor Corp. *	359	30,461
Delta Air Lines, Inc. *	21,223	190,158
Denny's Corp. *	3,079	8,190
Destination Maternity Corp. *	197	3,572
Dick's Sporting Goods, Inc. *	3,084	69,082
Dillard's, Inc., Class A	2,095	29,539
DineEquity, Inc.	538	13,316
Dollar Tree, Inc. *	2,390	116,345
Domino's Pizza, Inc. *	1,679	14,842
Dorman Products, Inc. *	527	7,916
Dover Downs Gaming & Entertainment, Inc.	1,084	6,179
DreamWorks Animation SKG, Inc., Class A *	2,332	82,949
DSW, Inc., Class A *	1,218	19,451
DTS, Inc. *	499	13,663
Einstein Noah Restaurant Group, Inc. *	528	6,357
Empire Resorts, Inc. *	1,227	3,693
Ethan Allen Interiors, Inc.	843	13,910
Exide Technologies *	2,266	18,060
Family Dollar Stores, Inc.	3,706	97,838
Fastenal Company	4,019	155,535
Federal Mogul Corp. *	2,788	33,651
Ferrellgas Partners LP *	1,939	38,625
FGX International Holdings, Ltd. *	585	8,161
Finish Line, Inc.	1,530	15,545
First Cash Financial Services, Inc. *	848	14,526
Foot Locker, Inc.	4,242	50,692
Force Protection, Inc. *	1,894	10,341
Ford Motor Company *	85,466	616,210

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Fred's, Inc., Class A	1,116	$14,207
Frischs Restaurants, Inc.	223	5,771
Fuel Systems Solutions, Inc. *	447	16,088
Furniture Brands International, Inc. *	1,706	9,434
G & K Services, Inc., Class A	538	11,922
GameStop Corp., Class A *	4,496	119,009
Gaylord Entertainment Company *	1,164	23,396
Genesco, Inc. *	526	12,661
Genuine Parts Company	4,230	160,994
G-III Apparel Group, Ltd. *	552	7,811
Global Partners LP *	456	11,400
Goodyear Tire & Rubber Company *	6,656	113,352
Great Wolf Resorts, Inc. *	1,360	4,855
Group 1 Automotive, Inc.	657	17,640
Guess?, Inc.	2,489	92,193
Gymboree Corp. *	809	39,139
Hanesbrands, Inc. *	2,629	56,261
Harley-Davidson, Inc. (a)	6,433	147,959
Harman International Industries, Inc.	1,904	64,508
Hasbro, Inc.	3,735	103,646
Haverty Furniture Companies, Inc. *	696	8,220
Hawaiian Holdings, Inc. *	1,498	12,373
Herman Miller, Inc.	1,538	26,008
hhgregg, Inc. *	1,021	17,296
Hibbett Sports, Inc. *	783	14,274
HNI Corp.	1,266	29,878
Home Depot, Inc. (a)	46,169	1,229,942
Hooker Furniture Corp.	426	5,751
Hot Topic, Inc. *	1,207	9,040
Houston Wire & Cable Company	549	6,066
Hovnanian Enterprises, Inc., Class A * (a)	2,447	9,396
HSN, Inc. *	1,626	26,471
Iconix Brand Group, Inc. *	1,947	24,279
Inergy Holdings LP *	590	27,376
Inergy LP *	1,657	49,345
Ingram Micro, Inc., Class A *	4,407	74,258
Insight Enterprises, Inc. *	1,411	17,228
Interface, Inc., Class A	1,615	13,405
International Game Technology	8,050	172,914
International Speedway Corp., Class A	1,393	38,405
Interval Leisure Group, Inc. *	1,642	20,492
Isle of Capri Casinos, Inc. *	967	11,401
J. Crew Group, Inc. *	1,753	62,792
J.C. Penney Company, Inc.	6,389	215,629
Jack in the Box, Inc. *	1,550	31,760
Jakks Pacific, Inc. *	799	11,442
JetBlue Airways Corp. * (a)	8,120	48,558
Jo-Ann Stores, Inc. *	711	19,076
Johnson Controls, Inc.	16,245	415,222
Johnson Outdoors, Inc. *	529	4,761
Jones Apparel Group, Inc.	2,404	43,104
Jos. A. Bank Clothiers, Inc. *	495	22,161
KB Home	2,480	41,193
Kenneth Cole Productions, Inc., Class A	623	6,249
Kimball International, Inc., Class B	1,154	8,805
Kirklands, Inc. *	630	8,978

The accompanying notes are an integral part of the financial statements.
424

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Knoll, Inc.	1,384	$14,435
Kohl's Corp. *	8,256	471,005
Krispy Kreme Doughnuts, Inc. *	2,345	8,372
K-Swiss, Inc., Class A	1,064	9,353
Landry's Restaurants, Inc. *	577	6,059
Las Vegas Sands Corp. * (a)	17,945	302,194
La-Z-Boy, Inc.	1,430	12,370
Leapfrog Enterprises, Inc., Class A *	2,247	9,235
Lennar Corp., Class A	4,468	63,669
Life Time Fitness, Inc. * (a)	1,114	31,248
Limited Brands, Inc.	8,865	150,616
Lithia Motors, Inc., Class A	616	9,603
Liz Claiborne, Inc.	2,790	13,755
LKQ Corp. *	3,854	71,453
Lowe's Companies, Inc.	40,044	838,521
Luby's Cafeterias, Inc. *	908	3,814
Lumber Liquidators, Inc. *	736	15,964
M.D.C. Holdings, Inc.	1,271	44,155
M/I Homes, Inc. *	494	6,713
Macy's, Inc.	11,442	209,274
Maidenform Brands, Inc. *	754	12,109
Marcus Corp.	908	11,613
Marine Products Corp.	1,143	6,321
Marinemax, Inc. *	624	4,873
Marriott International, Inc., Class A	9,569	264,009
Marvel Entertainment, Inc. *	2,138	106,088
Mattel, Inc.	9,724	179,505
McCormick & Schmick's Seafood
Restaurants, Inc. *	594	4,419
McDonald's Corp.	29,563	1,687,160
Meritage Homes Corp. *	854	17,336
MGM Mirage, Inc. * (a)	12,019	144,709
Miller Industries, Inc. *	442	4,862
Mobile Mini, Inc. *	978	16,978
Modine Manufacturing Company	1,044	9,678
Mohawk Industries, Inc. *	1,886	89,943
Monarch Casino & Resort, Inc. *	603	6,488
Morgans Hotel Group Company *	1,110	6,016
Movado Group, Inc.	758	11,014
MSC Industrial Direct Company, Inc., Class A	1,198	52,209
Multimedia Games, Inc. *	1,173	6,006
MWI Veterinary Supply, Inc. *	344	13,743
National Cinemedia, Inc.	1,216	20,636
National Presto Industries, Inc.	191	16,523
Navistar International Corp. *	1,915	71,659
New York & Company, Inc. *	1,749	8,955
Newell Rubbermaid, Inc.	7,516	117,926
NIKE, Inc., Class B (a)	13,146	850,546
Nordstrom, Inc. (a)	5,877	179,484
Nu Skin Enterprises, Inc., Class A	1,847	34,225
NVR, Inc. *	155	98,792
O'Charley's, Inc. *	864	8,096
Office Depot, Inc. *	7,807	51,682
OfficeMax, Inc. *	2,206	27,751
O'Reilly Automotive, Inc. *	3,663	132,381
Orient Express Hotels, Ltd., Class A	2,148	24,723

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Oshkosh Corp.	2,379	$73,582
Owens & Minor, Inc.	1,113	50,363
Oxford Industries, Inc.	535	10,540
P.F. Chang's China Bistro, Inc. *	675	22,930
PACCAR, Inc.	9,843	371,180
Pacific Sunwear of California, Inc. *	1,943	10,006
Panera Bread Company, Class A *	825	45,375
Pantry, Inc. *	626	9,816
Papa John's International, Inc. *	794	19,509
PC Connection, Inc. *	930	5,059
Penn National Gaming, Inc. *	2,148	59,414
Penske Auto Group, Inc. (a)	2,585	49,580
Perry Ellis International, Inc. *	504	8,084
PetSmart, Inc.	3,375	73,406
Phillips-Van Heusen Corp.	1,414	60,505
Pier 1 Imports, Inc. *	3,198	12,376
Pinnacle Airlines Corp. *	660	4,422
Pinnacle Entertainment, Inc. *	1,680	17,119
Polaris Industries, Inc.	909	37,069
Polo Ralph Lauren Corp., Class A	2,678	205,188
Pool Corp.	1,349	29,975
PriceSmart, Inc.	843	15,806
Pulte Homes, Inc.	10,376	114,032
Quiksilver, Inc. *	4,161	11,443
RadioShack Corp.	3,464	57,398
RC2 Corp. *	636	9,063
Red Lion Hotels Corp. *	788	4,531
Red Robin Gourmet Burgers, Inc. *	453	9,250
Regal Entertainment Group, Class A	4,277	52,693
Regis Corp.	1,574	24,397
Rentrak Corp. *	468	8,358
Republic Airways Holdings, Inc. *	1,075	10,030
Retail Ventures, Inc. *	1,498	7,894
Rite Aid Corp. *	24,783	40,644
Ross Stores, Inc.	3,359	160,459
Royal Caribbean Cruises, Ltd. *	5,798	139,616
Ruby Tuesday, Inc. *	1,518	12,782
Rush Enterprises, Inc., Class A *	1,123	14,509
Ryland Group, Inc.	1,194	25,158
Saks, Inc. * (a)	4,203	28,664
Sally Beauty Holdings, Inc. *	5,029	35,756
ScanSource, Inc. *	778	22,033
Scholastic Corp.	1,036	25,216
School Specialty, Inc. *	555	13,165
Scientific Games Corp., Class A *	2,591	41,016
Sealy Corp. *	2,735	8,752
Sears Holdings Corp. * (a)	3,231	211,017
Select Comfort Corp. *	1,361	6,465
Shoe Carnival, Inc. *	412	6,353
Shuffle Master, Inc. *	1,636	15,411
Signet Jewelers, Ltd. *	2,358	62,086
Skechers U.S.A., Inc., Class A *	1,342	23,002
Skyline Corp.	279	6,294
SkyWest, Inc.	1,590	26,362
Sonic Automotive, Inc.	852	8,946
Sonic Corp. *	1,782	19,709

The accompanying notes are an integral part of the financial statements.
425

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Southwest Airlines Company	20,235	$194,256
Speedway Motorsports, Inc.	1,282	18,448
Sport Supply Group, Inc.	568	5,788
Stage Stores, Inc.	1,084	14,049
Standard Motor Products, Inc.	572	8,694
Standard Pacific Corp. *	2,911	10,742
Stanley Furniture Company, Inc.	419	4,345
Staples, Inc.	19,560	454,183
Star Gas Partners	2,317	8,411
Starbucks Corp. *	20,006	413,124
Starwood Hotels & Resorts Worldwide, Inc.	5,048	166,735
Steelcase, Inc. Class A	3,754	23,312
Stein Mart, Inc. *	1,168	14,845
Steinway Musical Instruments, Inc. *	327	3,881
Steven Madden, Ltd. *	505	18,589
Suburban Propane Partners, LP *	891	37,262
Superior Industries International, Inc.	760	10,792
Susser Holdings Corp. *	511	6,423
Syms Corp. *	523	4,231
Systemax, Inc. *	1,024	12,421
Talbots, Inc.	1,680	15,506
Target Corp.	20,364	950,592
Tech Data Corp. *	1,360	56,590
Tempur-Pedic International, Inc. *	2,097	39,717
Tenneco, Inc. *	1,332	17,369
Texas Roadhouse, Inc., Class A *	1,972	20,943
The Buckle, Inc. (a)	1,255	42,846
The Cheesecake Factory, Inc. *	1,683	31,169
The Dress Barn, Inc. * (a)	1,667	29,889
The Gap, Inc.	18,889	404,225
The Men's Wearhouse, Inc. (a)	1,405	34,704
The Pep Boys - Manny, Moe & Jack	1,510	14,753
The Steak & Shake Company * (a)	854	10,052
The Toro Company	895	35,594
The Wet Seal, Inc., Class A *	2,725	10,301
Thor Industries, Inc.	1,539	47,632
Tiffany & Company (a)	3,411	131,426
Timberland Company, Class A *	1,613	22,453
Titan International, Inc.	1,034	9,203
Titan Machinery, Inc. *	547	6,848
TiVo, Inc. *	2,915	30,199
Tix Corp. *	1,228	4,716
TJX Companies, Inc.	11,463	425,850
Toll Brothers, Inc. *	4,412	86,210
Tractor Supply Company *	990	47,936
True Religion Apparel, Inc. *	701	18,177
TRW Automotive Holdings Corp. *	3,163	52,980
Tuesday Morning Corp. *	1,642	6,831
Tween Brands, Inc. *	875	7,341
UAL Corp. * (a)	3,979	36,686
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,669	27,555
Under Armour, Inc., Class A * (a)	1,367	38,044
Unifi, Inc. *	2,277	7,286
Unifirst Corp.	543	24,136
United Stationers, Inc. *	656	31,232
Universal Electronics, Inc. *	417	8,515

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Urban Outfitters, Inc. *	4,594	$138,601
US Airways Group, Inc. *	3,798	17,851
Vail Resorts, Inc. *	1,029	34,513
VF Corp.	3,021	218,811
Volcom, Inc. *	719	11,849
WABCO Holdings, Inc.	1,767	37,107
Walgreen Company	26,893	1,007,681
Wal-Mart Stores, Inc.	104,544	5,132,065
Walt Disney Company	50,514	1,387,114
Warnaco Group, Inc. *	1,216	53,334
Warner Music Group Corp. *	4,558	25,206
Watsco, Inc.	773	41,672
Wendy's/Arby's Group, Inc.	12,765	60,378
Wesco International, Inc. *	1,172	33,754
West Marine, Inc. *	865	6,799
Weyco Group, Inc.	346	7,923
Whirlpool Corp. (a)	2,021	141,389
Williams-Sonoma, Inc. (a)	2,947	59,618
Winmark Corp. *	246	5,075
Winnebago Industries, Inc. *	939	13,813
WMS Industries, Inc. *	1,380	61,493
Wolverine World Wide, Inc.	1,382	34,329
World Fuel Services Corp. (a)	790	37,975
Wyndham Worldwide Corp.	4,983	81,323
Wynn Resorts, Ltd. * (a)	3,341	236,843
Yum! Brands, Inc.	12,632	426,456
Zale Corp. *	1,041	7,443
Zumiez, Inc. *	860	14,113

		34,832,067
Consumer, Non-cyclical - 20.69%
1-800-Flowers.com, Inc., Class A *	2,074	7,155
Aaron, Inc., Class B	1,447	38,201
Abaxis, Inc. *	619	16,558
Abbott Laboratories	41,896	2,072,595
Abiomed, Inc. *	1,107	10,749
ABM Industries, Inc.	1,389	29,225
Abraxis BioScience, Inc. *	1,116	40,600
Accelrys, Inc. *	1,119	6,490
Acco Brands Corp. *	1,599	11,545
Accuray, Inc. *	1,632	10,608
Acorda Therapeutics, Inc. *	1,044	24,304
Acura Pharmaceuticals, Inc. * (a)	1,237	6,321
Administaff, Inc.	689	18,100
Advance America Cash Advance Centers, Inc.	1,747	9,783
Affymax, Inc. *	558	13,331
Affymetrix, Inc. *	2,183	19,167
Air Methods Corp. *	378	12,311
Akorn, Inc. *	3,071	4,207
Albany Molecular Research, Inc. *	943	8,166
Alberto-Culver Company	2,660	73,629
Alexion Pharmaceuticals, Inc. *	2,382	106,094
Alico, Inc. (a)	233	6,848
Align Technology, Inc. *	1,917	27,260
Alkermes, Inc. *	2,654	24,390
Allergan, Inc.	8,232	467,248
Alliance Data Systems Corp. * (a)	1,433	87,528

The accompanying notes are an integral part of the financial statements.
426

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Alliance Imaging, Inc. *	1,545	$8,745
Alliance One International, Inc. *	2,622	11,747
Allied Healthcare International, Inc. *	1,783	4,992
Allos Therapeutics, Inc. *	2,361	17,117
Almost Family, Inc. *	235	6,991
Alnylam Pharmaceuticals, Inc. *	1,141	25,878
Alphatec Holdings, Inc. *	1,822	8,381
Altair Nanotechnologies, Inc. * (a)	3,215	3,697
Altria Group, Inc.	56,110	999,319
AMAG Pharmaceuticals, Inc. *	465	20,311
Amedisys, Inc. * (a)	738	32,199
America Service Group, Inc.	295	4,879
American Dental Partners, Inc. *	581	8,134
American Greetings Corp., Class A	1,093	24,374
American Italian Pasta Company, Class A *	557	15,139
American Medical Systems Holdings, Inc. *	2,022	34,212
American Public Education, Inc. *	485	16,849
AMERIGROUP Corp. *	1,447	32,080
AmerisourceBergen Corp.	8,011	179,286
Amgen, Inc. *	27,507	1,656,747
Amicus Therapeutics, Inc. * (a)	672	5,880
AMN Healthcare Services, Inc. *	997	9,481
AmSurg Corp. *	908	19,277
Amylin Pharmaceuticals, Inc. * (a)	3,846	52,652
Andersons, Inc.	533	18,762
AngioDynamics, Inc. *	711	9,798
Antigenics, Inc. * (a)	2,530	5,237
Apollo Group, Inc., Class A *	4,340	319,728
Arbitron, Inc.	789	16,380
Archer-Daniels-Midland Company	17,397	508,340
Ardea Biosciences, Inc. *	500	9,160
Arden Group, Inc.	92	10,994
Arena Pharmaceuticals, Inc. *	2,702	12,078
Ariad Pharmaceuticals, Inc. *	3,099	6,880
Arqule, Inc. *	1,349	6,124
Array BioPharma, Inc. *	1,598	3,803
Aspect Medical Systems, Inc. *	722	8,650
Assisted Living Concepts, Inc. *	392	8,122
Athenahealth, Inc. *	902	34,610
Atrion Corp.	60	8,664
ATS Medical, Inc. *	2,252	6,035
Auxilium Pharmaceuticals, Inc. *	1,169	39,991
AVANIR Pharmaceuticals *	2,373	4,936
Avery Dennison Corp.	3,062	110,263
AVI BioPharma, Inc. * (a)	2,837	4,880
Avis Budget Group, Inc. *	2,804	37,461
Avon Products, Inc.	11,607	394,174
B&G Foods, Inc.	1,133	9,279
Bare Escentuals, Inc. *	2,652	31,532
Barrett Business Services, Inc.	443	4,687
Baxter International, Inc.	16,307	929,662
Beckman Coulter, Inc.	1,842	126,987
Becton, Dickinson & Company	6,463	450,794
Bio Reference Labs, Inc. *	413	14,207
Biocryst Pharmaceuticals, Inc. * (a)	1,071	8,825
Biodel, Inc. *	697	3,743

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
BioForm Medical, Inc. *	2,273	$8,137
BioMarin Pharmaceutical, Inc. *	2,803	50,678
BioMimetic Therapeutics, Inc. *	576	7,033
Bio-Rad Laboratories, Inc., Class A *	752	69,094
BioScrip, Inc. *	1,289	8,714
BioSpecifics Technologies Corp. *	189	6,050
Biotime, Inc. *	1,179	6,744
Blue Nile, Inc. *	415	25,780
Blyth, Inc.	267	10,341
Boston Beer Company, Inc. *	429	15,907
Boston Scientific Corp. *	40,902	433,152
Bovie Medical Corp. * (a)	621	4,875
Bowne & Company, Inc.	864	6,653
Bridgepoint Education, Inc. *	1,463	22,325
Bristol-Myers Squibb Company	53,667	1,208,581
Brookdale Senior Living, Inc.	3,227	58,506
Brown Forman Corp., Class B	4,068	196,159
Bruker BioSciences Corp. *	4,516	48,186
Bunge, Ltd.	3,590	224,770
C.R. Bard, Inc.	2,610	205,172
Cadence Pharmaceuticals, Inc. *	1,445	15,982
Cadiz, Inc. *	559	6,540
Calavo Growers, Inc.	469	8,902
Caliper Life Sciences, Inc. *	2,454	6,920
Cal-Maine Foods, Inc. (a)	676	18,097
Cambrex Corp. *	1,156	7,283
Campbell Soup Company	9,467	308,814
Cantel Medical Corp. *	469	7,063
Capella Education Company *	455	30,640
Capital Senior Living Corp. *	1,094	6,673
Caraco Pharmaceutical Labs *	1,183	6,021
Cardinal Health, Inc.	9,830	263,444
CardioNet, Inc. *	627	4,213
Cardiovascular Systems, Inc. *	482	3,504
Cardtronics, Inc. *	1,198	9,368
Career Education Corp. *	2,275	55,464
CareFusion Corp. *	4,915	107,147
Catalyst Health Solutions, Inc. *	1,207	35,184
CBIZ, Inc. *	1,776	13,249
CDI Corp.	579	8,135
Celera Corp. *	2,361	14,709
Celgene Corp. *	12,436	695,172
Cell Therapeutics, Inc. * (a)	15,805	19,440
Cel-Sci Corp. * (a)	5,736	9,866
Centene Corp. *	1,186	22,463
Central Garden & Pet Company, Class A *	1,914	20,920
Cenveo, Inc. *	1,729	11,965
Cephalon, Inc. * (a)	1,996	116,247
Cepheid, Inc. *	1,673	22,117
Charles River Laboratories International, Inc. *	1,787	66,083
Chattem, Inc. *	538	35,729
Chelsea Therapeutics International, Inc. *	1,239	3,110
Chemed Corp.	609	26,729
Chiquita Brands International, Inc. * (a)	1,306	21,105
Church & Dwight, Inc.	1,914	108,600
Clarient, Inc. *	2,206	9,287

The accompanying notes are an integral part of the financial statements.
427

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Clinical Data, Inc. *	686	$11,436
Clorox Company	3,755	220,869
Coca-Cola Bottling Company Consolidated	267	12,931
Coca-Cola Enterprises, Inc.	13,232	283,297
Coinstar, Inc. *	784	25,856
Colgate-Palmolive Company	13,504	1,030,085
Community Health Systems, Inc. * (a)	2,527	80,687
ConAgra Foods, Inc.	12,002	260,203
Conceptus, Inc. *	873	16,185
CONMED Corp. *	843	16,160
Consolidated Graphics, Inc. *	338	8,433
Constellation Brands, Inc., Class A *	6,010	91,051
Continucare Corp. *	2,330	7,037
Convergys Corp. *	3,388	33,677
Corinthian Colleges, Inc. *	2,347	43,560
Corn Products International, Inc.	2,047	58,380
Cornell Corrections, Inc. *	435	9,761
Cornerstone Therapeutics, Inc. *	733	4,801
Corporate Executive Board Company	993	24,726
Corrections Corp. of America *	3,129	70,872
CorVel Corp. *	397	11,275
CoStar Group, Inc. *	555	22,877
Covance, Inc. *	1,763	95,466
Coventry Health Care, Inc. *	4,086	81,557
CRA International, Inc. *	339	9,251
Cross Country Healthcare, Inc. *	961	8,947
Cryolife, Inc. *	905	7,213
CSS Industries, Inc.	321	6,346
Cubist Pharmaceuticals, Inc. *	1,585	32,017
Cumberland Pharmaceuticals, Inc. *	514	8,322
Curis, Inc. *	2,596	6,075
Cutera, Inc. *	480	4,152
Cyberonics, Inc. *	793	12,640
Cynosure, Inc. *	415	4,835
Cypress Biosciences, Inc. *	1,095	8,946
Cytokinetics, Inc. *	1,783	9,432
Cytori Therapeutics, Inc. *	1,170	4,621
CytRx Corp. *	3,286	3,680
DaVita, Inc. *	2,784	157,686
Dean Foods Company *	4,831	85,943
Del Monte Foods Company	5,557	64,350
Delcath Systems, Inc. *	997	4,895
Deluxe Corp.	1,415	24,196
Dendreon Corp. * (a)	3,145	88,029
DENTSPLY International, Inc.	4,000	138,160
DepoMed, Inc. *	1,695	7,407
DeVry, Inc.	1,935	107,044
DexCom, Inc. *	1,357	10,761
Diamond Foods, Inc.	447	14,179
Diamond Management & Technology
Consultants, Inc.	983	6,734
Diedrich Coffee, Inc. *	152	3,656
Discovery Laboratories, Inc. *	4,858	6,607
Dollar Financial Corp. *	740	11,855
Dollar Thrifty Automotive Group, Inc. *	600	14,754
Dr Pepper Snapple Group, Inc. *	6,888	198,030

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Drugstore.com, Inc. *	3,397	$8,255
Dun & Bradstreet Corp.	1,391	104,770
Durect Corp. *	2,460	6,568
Dyax Corp. *	2,078	7,460
DynCorp International, Inc. *	1,794	32,292
Edwards Lifesciences Corp. *	1,530	106,962
Electro Rent Corp.	723	8,329
Electro-Optical Sciences, Inc. *	623	5,968
Elizabeth Arden, Inc. *	957	11,264
Emergency Medical Services Corp., Class A *	481	22,366
Emergent Biosolutions, Inc. *	819	14,464
Emeritus Corp. *	1,171	25,703
Endo Pharmaceutical Holdings, Inc. *	3,212	72,688
Endologix, Inc. *	1,596	9,879
Ennis Business Forms, Inc.	783	12,630
EnteroMedics, Inc. * (a)	1,224	5,863
Enzo Biochem, Inc. *	1,224	8,666
Enzon Pharmaceuticals, Inc. * (a)	1,414	11,665
Equifax, Inc.	3,373	98,289
Estee Lauder Companies, Inc., Class A	5,353	198,489
Euronet Worldwide, Inc. *	1,418	34,075
EV3, Inc. *	3,120	38,407
Exact Sciences Corp. *	1,107	3,077
Exactech, Inc. *	444	6,989
Exelixis, Inc. *	3,023	19,287
Exlservice Holdings, Inc. *	874	12,988
Exponent, Inc. *	387	10,902
Express Scripts, Inc. *	7,417	575,411
Facet Biotech Corp. *	704	12,172
Farmer Brothers Company	481	9,957
First Advantage Corp., Class A *	1,656	30,719
Five Star Quality Care, Inc. *	1,299	4,754
Flowers Foods, Inc.	2,545	66,908
Forest Laboratories, Inc. *	8,160	240,230
Forrester Research, Inc. *	672	17,902
Fortune Brands, Inc.	4,088	175,702
Fossil, Inc. *	1,855	52,775
Fresh Del Monte Produce, Inc. *	1,761	39,816
FTI Consulting, Inc. *	1,390	59,228
Gaiam, Inc., Class A *	868	6,059
Gartner Group, Inc., Class A *	2,640	48,233
General Mills, Inc.	8,801	566,608
Genomic Health, Inc. *	792	17,313
Genoptix, Inc. *	469	16,312
Genpact, Ltd. *	5,830	71,709
Gen-Probe, Inc. *	1,359	56,317
Gentiva Health Services, Inc. *	803	20,083
Genzyme Corp. *	7,322	415,377
Geron Corp. * (a)	2,416	15,849
Gilead Sciences, Inc. *	24,493	1,140,884
Global Cash Access, Inc. *	2,039	14,905
Global Payments, Inc.	2,187	102,133
Grand Canyon Education, Inc. *	1,269	22,626
Great Lakes Dredge & Dock Company	1,642	11,461
Green Mountain Coffee Roasters, Inc. * (a)	1,177	86,910
Griffin Land & Nurseries, Inc.	159	5,088

The accompanying notes are an integral part of the financial statements.
428

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
GTx, Inc. *	1,065	$13,632
H & R Block, Inc.	9,054	166,413
H&E Equipment Services, Inc. *	1,032	11,693
H.J. Heinz Company	8,522	338,749
Haemonetics Corp. *	687	38,554
Hain Celestial Group, Inc. *	1,177	22,563
Halozyme Therapeutics, Inc. *	2,574	18,301
Hanger Orthopedic Group, Inc. *	873	12,109
Hansen Medical, Inc. *	929	3,251
Hansen Natural Corp. *	2,444	89,793
Harvard Bioscience, Inc. *	1,347	5,105
Health Management Associates, Inc., Class A *	6,719	50,325
Health Net, Inc. *	2,862	44,075
Health Tronics, Inc. *	2,195	5,400
Healthcare Services Group, Inc.	1,125	20,655
Healthsouth Corp. *	2,493	38,991
Healthspring, Inc. *	1,637	20,053
Healthways, Inc. *	1,022	15,657
Heartland Payment Systems, Inc.	1,118	16,222
Heidrick & Struggles International, Inc.	459	10,676
Helen of Troy, Ltd. *	856	16,632
Helicos BioSciences Corp. *	2,056	5,880
Hemispherx Biopharma, Inc. * (a)	3,124	6,248
Henry Schein, Inc. *	2,417	132,717
Herbalife, Ltd.	1,670	54,676
Hershey Company	6,154	239,144
Hertz Global Holdings, Inc. * (a)	11,107	120,289
Hewitt Associates, Inc., Class A *	2,495	90,893
Hill International, Inc. *	1,334	9,471
Hillenbrand, Inc.	1,728	35,199
Hill-Rom Holdings, Inc.	1,768	38,507
Hi-Tech Pharmacal Company, Inc. *	348	7,809
HMS Holdings Corp. *	682	26,073
Hologic, Inc. *	7,045	115,115
Home Diagnostics, Inc. *	666	4,502
Hormel Foods Corp.	3,622	128,653
Hospira, Inc. *	4,384	195,526
HQ Sustainable Maritime Industries, Inc. *	401	3,529
Hudson Highland Group, Inc. *	1,157	3,517
Human Genome Sciences, Inc. *	4,422	83,222
Humana, Inc. *	4,579	170,797
Huron Consulting Group, Inc. *	570	14,723
ICF International, Inc. *	401	12,158
ICT Group, Inc. *	570	5,985
ICU Medical, Inc. *	416	15,334
Idenix Pharmaceuticals, Inc. *	1,781	5,503
Idera Pharmaceuticals, Inc. *	778	5,765
IDEXX Laboratories, Inc. *	1,577	78,850
I-Flow Corp. *	941	10,718
Illumina, Inc. * (a)	3,417	145,222
Immucor, Inc. *	1,906	33,736
Immunogen, Inc. *	1,426	11,565
Immunomedics, Inc. *	2,124	11,724
Imperial Sugar Company	441	5,592
Incyte Corp. *	2,830	19,102
Indevus Pharmaceuticals, Inc. *	2,544	2,798

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Infinity Pharmaceuticals, Inc. *	769	$4,791
Informatica Corp. *	2,452	55,366
Ingles Markets, Inc.	723	11,445
Inovio Biomedical Corp. *	3,243	5,124
Insmed, Inc. *	4,240	3,477
Inspire Pharmaceuticals, Inc. *	2,363	12,335
Insulet Corp. * (a)	889	9,983
Integra LifeSciences Holdings Corp. *	789	26,944
Interactive Data Corp.	2,571	67,386
Intermediate Parfums, Inc.	980	11,966
Intermune, Inc. * (a)	1,228	19,562
Internet Brands, Inc., Class A *	1,229	9,807
Intuitive Surgical, Inc. *	1,029	269,855
Invacare Corp.	935	20,832
Inverness Medical Innovations, Inc. *	2,191	84,857
IPC The Hospitalist Company *	448	14,090
IRIS International, Inc. *	544	6,147
Iron Mountain, Inc. *	5,485	146,230
Isis Pharmaceuticals, Inc. *	2,645	38,538
Ista Pharmaceuticals, Inc. *	1,316	5,869
ITT Educational Services, Inc. *	999	110,300
J & J Snack Foods Corp.	507	21,897
J.M. Smucker Company	3,235	171,487
Jackson Hewitt Tax Service, Inc.	906	4,621
Jarden Corp.	2,401	67,396
Javelin Pharmaceuticals, Inc. *	1,955	3,812
Jazz Pharmaceuticals, Inc. *	952	7,635
John B. Sanfilippo & Son, Inc. *	553	6,426
Johnson & Johnson	74,710	4,549,092
K12, Inc. *	824	13,580
Kellogg Company	10,360	510,023
Kelly Services, Inc., Class A	1,022	12,571
Kendle International, Inc. *	418	6,989
Kenexa Corp. *	756	10,191
Kensey Nash Corp. *	366	10,596
Kforce, Inc. *	1,103	13,258
Kid Brands, Inc. *	879	5,450
Kimberly-Clark Corp.	11,215	661,461
Kindred Healthcare, Inc. *	1,082	17,561
Kinetic Concepts, Inc. * (a)	1,971	72,888
King Pharmaceuticals, Inc. *	6,774	72,956
Korn/Ferry International *	1,276	18,617
Kraft Foods, Inc., Class A	40,004	1,050,905
K-V Pharmaceutical Company, Class A *	1,702	5,225
Laboratory Corp. of America Holdings *	2,891	189,939
Lance, Inc.	887	22,902
Landauer, Inc.	260	14,295
Lannett Company, Inc. *	733	5,483
LCA-Vision, Inc. *	680	4,767
Learning Tree International, Inc. *	517	5,889
Lender Processing Services, Inc.	2,588	98,784
Lexicon Genetics, Inc. *	4,817	10,260
LHC Group, Inc. *	505	15,115
Life Technologies Corp. *	4,759	221,531
LifePoint Hospitals, Inc. *	1,483	40,130
Lifeway Foods, Inc. *	557	6,121

The accompanying notes are an integral part of the financial statements.
429

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Ligand Pharmaceuticals, Inc., Class B *	3,289	$7,598
Lincare Holdings, Inc. *	1,813	56,656
Lincoln Educational Services Corp. *	724	16,565
Live Nation, Inc. *	2,357	19,304
Lorillard, Inc.	4,446	330,338
Luminex Corp. *	1,175	19,975
M & F Worldwide Corp. *	618	12,508
Mac-Gray Corp. *	473	5,099
Macquarie Infrastructure Company LLC	1,369	12,335
Magellan Health Services, Inc. *	945	29,352
MAKO Surgical Corp. *	870	7,621
Mannatech, Inc.	1,004	3,845
Mannkind Corp. * (a)	2,976	29,314
Manpower, Inc.	2,137	121,189
MAP Pharmaceuticals, Inc. *	618	6,464
Martek Biosciences Corp. *	947	21,393
Masimo Corp. *	1,554	40,715
MAXIMUS, Inc.	469	21,855
Maxygen, Inc. *	1,062	7,105
McCormick & Company, Inc.	3,182	107,997
McGrath Rentcorp	676	14,379
McKesson Corp.	7,210	429,355
Mead Johnson Nutrition Company (a)	5,516	248,827
MedCath Corp. *	602	5,280
Medical Action, Inc. *	530	6,397
Medicines Company *	1,488	16,383
Medicis Pharmaceutical Corp., Class A	1,569	33,498
Medifast, Inc. *	479	10,404
Medivation, Inc. *	941	25,539
MEDNAX, Inc. *	1,268	69,639
MedQuist, Inc.	1,127	7,168
Medtox Scientific, Inc. *	380	3,458
Medtronic, Inc.	30,005	1,104,184
Merck & Company, Inc. (a)	57,172	1,808,350
Merge Healthcare, Inc. *	1,602	6,584
Meridian Bioscience, Inc.	1,134	28,361
Merit Medical Systems, Inc. *	803	13,916
Micromet, Inc. *	1,966	13,094
Microvision, Inc. * (a)	2,370	13,059
Micrus Endovascular Corp. *	581	7,524
Midas, Inc. *	483	4,540
MiddleBrook Pharmaceuticals, Inc. *	3,246	3,733
Millipore Corp. *	1,500	105,495
Molecular Insight Pharmaceuticals, Inc. *	866	4,789
Molina Healthcare, Inc. *	765	15,828
Molson Coors Brewing Company, Class B	4,970	241,940
Momenta Pharmaceuticals, Inc. *	1,112	11,798
Monro Muffler Brake, Inc.	527	16,753
Moody's Corp.	6,397	130,883
Morningstar, Inc. *	1,279	62,108
MPS Group, Inc. *	2,604	27,394
Multi-Color Corp.	402	6,203
Mylan, Inc. * (a)	8,332	133,395
Myriad Genetics, Inc. *	2,549	69,843
Myriad Pharmaceuticals, Inc. *	637	3,733
Nabi Biopharmaceuticals *	1,647	5,913

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Nanosphere, Inc. *	723	$5,177
Nash Finch Company	373	10,198
National Beverage Corp. *	1,298	14,940
National Healthcare Corp.	367	13,685
National Research Corp.	209	5,043
Natus Medical, Inc. *	818	12,622
Navigant Consulting Company *	1,367	18,455
NBTY, Inc. *	1,728	68,394
Nektar Therapeutics *	2,635	25,665
Neogen Corp. *	427	13,788
Netflix, Inc. * (a)	1,539	71,056
Neurocrine Biosciences, Inc. *	1,377	4,200
NeurogesX, Inc. *	549	4,392
Nighthawk Radiology Holdings, Inc. *	992	7,172
Nobel Learning Communities, Inc. *	372	3,489
NovaMed, Inc. *	909	4,118
Novavax, Inc. *	2,526	10,003
NPS Pharmaceuticals, Inc. *	1,558	6,263
Nutraceutical International Corp. *	486	5,477
NutriSystem, Inc.	796	12,147
Nuvasive, Inc. * (a)	994	41,509
NxStage Medical, Inc. *	1,575	10,537
Obagi Medical Products, Inc. *	733	8,503
Odyssey Healthcare, Inc. *	940	11,750
Odyssey Marine Exploration, Inc. *	1,632	3,036
Oil-Dri Corp of America	330	4,785
Omega Protein Corp. *	838	4,064
Omnicare, Inc.	3,219	72,492
On Assignment, Inc. *	1,155	6,757
OncoGenex Pharmaceutical, Inc. *	172	6,192
Onyx Pharmaceuticals, Inc. *	1,666	49,930
Opko Health, Inc. *	7,123	16,240
Optimer Pharmaceuticals, Inc. *	810	10,959
OraSure Technologies, Inc. *	1,614	4,681
Orexigen Therapeutics, Inc. *	1,351	13,307
Orthofix International NV *	515	15,136
Orthovita, Inc. *	2,292	10,062
OSI Pharmaceuticals, Inc. *	1,578	55,703
Osiris Therapeutics, Inc. * (a)	916	6,101
Overstock.com, Inc. *	678	9,946
Pain Therapeutics, Inc. *	1,329	6,725
Palomar Medical Technologies, Inc. *	607	9,839
Par Pharmaceutical Companies, Inc. *	1,008	21,682
Parexel International Corp. *	1,649	22,410
Patterson Companies, Inc. *	3,381	92,132
Paychex, Inc.	9,763	283,615
PDL BioPharma, Inc.	3,298	25,988
Peets Coffee & Tea, Inc. *	412	11,631
Pepsi Bottling Group, Inc.	5,826	212,299
PepsiAmericas, Inc.	3,361	95,990
PepsiCo, Inc.	42,246	2,478,150
Perrigo Company	2,507	85,213
PetMed Express, Inc.	647	12,196
Pfizer, Inc.	182,974	3,028,220
Pharmaceutical Product Development, Inc.	3,250	71,305
Pharmasset, Inc. *	853	18,032

The accompanying notes are an integral part of the financial statements.
430

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
PharmAthene, Inc. *	1,093	$4,449
PharMerica Corp. *	873	16,212
PHH Corp. * (a)	1,507	29,899
Philip Morris International, Inc.	52,467	2,557,242
Poniard Pharmaceuticals, Inc. *	1,067	7,981
POZEN, Inc. *	921	6,779
Pre-Paid Legal Services, Inc. *	284	14,427
Prestige Brands Holdings, Inc. *	1,458	10,264
PRG-Schultz International, Inc. *	841	4,710
Princeton Review, Inc. *	1,213	5,095
Procter & Gamble Company	79,162	4,585,063
Progenics Pharmaceuticals, Inc. *	935	4,899
Providence Service Corp. *	400	4,664
PSS World Medical, Inc. *	1,579	34,470
Psychiatric Solutions, Inc. *	1,551	41,505
QC Holdings, Inc.	666	4,496
Quanta Services, Inc. *	5,413	119,790
Quest Diagnostics, Inc.	4,994	260,637
Questcor Pharmaceuticals, Inc. *	1,776	9,804
Quidel Corp. *	938	15,224
R.R. Donnelley & Sons Company	5,656	120,247
Ralcorp Holdings, Inc. *	1,543	90,219
Regeneron Pharmaceuticals, Inc. *	2,209	42,634
RehabCare Group, Inc. *	517	11,214
Rent-A-Center, Inc. *	1,852	34,966
Repligen Corp. *	1,028	5,150
Res-Care, Inc. *	816	11,595
ResMed, Inc. *	2,025	91,530
Resources Connection, Inc. *	1,266	21,598
Revlon, Inc. *	1,869	9,083
Rewards Network, Inc. *	372	5,111
Reynolds American, Inc.	7,897	351,574
Rigel Pharmaceuticals, Inc. *	1,052	8,626
Robert Half International, Inc.	4,136	103,483
Rochester Medical Corp. *	396	4,768
Rockwell Medical Technologies, Inc. *	562	4,372
Rollins, Inc.	2,630	49,576
RSC Holdings, Inc. *	2,971	21,599
RTI Biologics, Inc. *	1,876	8,161
Ruddick Corp.	1,344	35,777
Safeway, Inc.	11,457	225,932
SAIC, Inc. *	5,518	96,786
Salix Pharmaceuticals, Ltd. *	1,345	28,595
Sanderson Farms, Inc.	580	21,831
Sangamo Biosciences, Inc. *	1,269	10,418
Santarus, Inc. *	1,897	6,241
Sara Lee Corp.	18,897	210,513
Savient Pharmaceuticals, Inc. *	1,724	26,205
Schering-Plough Corp.	44,298	1,251,419
Schiff Nutrition International, Inc.	920	4,793
SciClone Pharmaceuticals, Inc. *	1,772	7,549
Seaboard Corp.	34	44,201
Seattle Genetics, Inc. *	2,722	38,190
Seneca Foods Corp. *	289	7,919
Senomyx, Inc. *	1,183	4,767
Sepracor, Inc. *	3,009	68,906

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Sequenom, Inc. * (a)	1,676	$5,413
Service Corp. International	6,902	48,383
Shutterfly, Inc. *	738	12,273
SIGA Technologies, Inc. *	1,017	8,024
Sirona Dental Systems, Inc. *	1,536	45,696
Skilled Healthcare Group, Inc. *	1,119	8,986
Smart Balance, Inc. *	1,817	11,156
Smithfield Foods, Inc. * (a)	3,984	54,979
Somanetics Corp. *	369	5,948
SonoSite, Inc. *	506	13,389
Sotheby's (a)	1,886	32,496
Spartan Motors, Inc.	933	4,796
Spartan Stores, Inc.	646	9,128
Spectranetics Corp. *	1,276	8,179
Spectrum Pharmaceuticals, Inc. * (a)	1,304	8,776
Spherion Corp. *	1,603	9,955
St. Jude Medical, Inc. *	9,414	367,240
STAAR Surgical Company *	1,275	5,202
Stamps.com, Inc. *	581	5,374
Standard Parking Corp. *	524	9,165
StarTek, Inc. *	575	4,991
Steiner Leisure, Ltd. *	440	15,734
StemCells, Inc. *	3,867	6,303
Stereotaxis, Inc. *	1,375	6,133
STERIS Corp.	1,619	49,299
Stewart Enterprises, Inc., Class A (a)	2,683	14,032
Stonemor Partners LP *	452	7,756
Strayer Education, Inc. (a)	369	80,324
Stryker Corp.	10,768	489,190
Sucampo Pharmaceuticals, Inc. *	1,224	7,136
SuccessFactors, Inc. *	1,586	22,315
Sun Healthcare Group, Inc. *	1,274	11,007
Sunrise Senior Living, Inc. *	1,848	5,599
Supergen, Inc. *	2,016	5,383
SUPERVALU, Inc.	5,881	88,568
SurModics, Inc. *	519	12,767
Symmetry Medical, Inc. *	1,095	11,355
Synovis Life Technologies, Inc. *	364	5,023
Synta Pharmaceuticals Corp. *	1,395	4,325
Sysco Corp.	16,003	397,675
Targacept, Inc. *	710	15,173
Team, Inc. *	565	9,577
Techne Corp.	982	61,424
Teekay Offshore Partners LP *	730	12,023
Tejon Ranch Company *	488	12,532
TeleTech Holdings, Inc. *	1,691	28,848
Tenet Healthcare Corp. *	13,153	77,340
Tetra Tech, Inc. *	1,645	43,642
The Advisory Board Company *	502	12,620
The Coca-Cola Company	62,836	3,374,293
The Cooper Companies, Inc.	1,251	37,192
The Ensign Group, Inc.	555	7,787
The Female Health Company *	958	4,838
The Geo Group, Inc. *	1,426	28,762
The Great Atlantic & Pacific Tea Company,
Inc. *	1,661	14,800

The accompanying notes are an integral part of the financial statements.
431

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
The Hackett Group, Inc. *	1,412	$4,095
The Kroger Company	17,542	362,067
The Scotts Miracle-Gro Company, Class A	1,784	76,623
The Standard Register Company	865	5,086
Theravance, Inc. *	1,722	25,210
Thoratec Corp. *	1,516	45,889
Ticketmaster Entertainment, Inc. *	1,623	18,973
TNS, Inc. *	728	19,947
TomoTherapy, Inc. *	2,050	8,877
Tootsie Roll Industries, Inc. (a)	1,587	37,739
Trans1, Inc. *	793	3,814
Transcend Services, Inc. *	304	5,311
Transcept Pharmaceuticals, Inc. *	454	6,279
TravelCenters of America LLC *	742	4,148
TreeHouse Foods, Inc. *	857	30,569
Triple-S Management Corp. *	927	15,546
TrueBlue, Inc. *	1,228	17,278
Tupperware Brands Corp.	1,714	68,423
Tyson Foods, Inc., Class A	10,426	131,680
Unigene Laboratories, Inc. *	3,320	4,150
United Natural Foods, Inc. *	1,186	28,369
United Rentals, Inc. *	1,811	18,653
United Therapeutics Corp. *	1,450	71,036
UnitedHealth Group, Inc.	31,503	788,835
Universal Corp.	735	30,738
Universal Health Services, Inc., Class B	1,362	84,349
Universal Technical Institute, Inc. *	723	14,243
US Physical Therapy, Inc. *	456	6,872
USANA Health Sciences, Inc. *	444	15,145
Utah Medical Products, Inc.	176	5,160
Valassis Communications, Inc. *	1,325	23,691
Valeant Pharmaceuticals International *	2,237	62,770
Vanda Pharmaceuticals, Inc. *	745	8,672
Varian Medical Systems, Inc. *	3,421	144,127
Vascular Solutions, Inc. *	568	4,697
VCA Antech, Inc. *	2,334	62,761
Vector Group, Ltd. (a)	2,007	31,262
Vertex Pharmaceuticals, Inc. *	4,903	185,824
Viad Corp.	594	11,827
Vical, Inc. *	1,699	7,238
Village Super Market, Inc.	374	11,022
ViroPharma, Inc. *	2,188	21,049
Virtual Radiologic Corp. *	584	7,610
Visa, Inc. (a)	22,944	1,585,660
Vital Images, Inc. *	480	6,010
Vivus, Inc. *	2,092	21,861
Volcano Corp. *	1,303	21,916
Volt Information Sciences, Inc. *	717	8,762
Watson Pharmaceuticals, Inc. *	2,867	105,047
Watson Wyatt Worldwide, Inc., Class A	1,153	50,225
WD-40 Company	513	14,569
Weight Watchers International, Inc.	2,170	59,545
Weis Markets, Inc.	743	23,739
WellCare Health Plans, Inc. *	1,172	28,890
WellPoint, Inc. *	12,864	609,239
West Pharmaceutical Services, Inc.	895	36,346

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Western Union Company	19,036	$360,161
Whole Foods Market, Inc. * (a)	3,836	116,960
Winn-Dixie Stores, Inc. *	1,505	19,746
Wright Express Corp. *	1,081	31,900
Wright Medical Group, Inc. *	1,085	19,378
Wyeth	36,173	1,757,284
XenoPort, Inc. *	786	16,687
Young Innovations, Inc.	301	7,919
Zapata, Corp. *	878	6,111
Zimmer Holdings, Inc. *	5,798	309,903
Zoll Medical Corp. *	627	13,493
Zymogenetics, Inc. *	2,136	12,901

		71,352,201
Diversified - 0.07%
Icahn Enterprises LP *	1,946	77,762
Information Services Group, Inc. *	1,370	5,466
Leucadia National Corp. * (a)	6,620	163,647
Resource America, Inc.	825	3,968

		250,843
Energy - 11.35%
Alliance Holdings GP LP *	1,641	33,854
Alliance Resource Partners LP *	995	36,079
Allis-Chalmers Energy, Inc. *	2,212	9,644
Alon USA Energy, Inc. (a)	1,298	12,889
Alpha Natural Resources, Inc. *	1,950	68,445
Anadarko Petroleum Corp.	13,283	833,243
Apache Corp.	9,073	833,174
Apco Oil and Gas International, Inc.	857	19,642
Approach Resources, Inc. *	861	7,818
Arch Coal, Inc.	4,429	98,014
Arena Resources, Inc. *	1,044	37,062
Ascent Solar Technologies, Inc. *	683	5,150
Atlas America, Inc.	3,122	84,513
Atlas Pipeline Holdings LP *	1,421	5,400
Atlas Pipeline Partners LP *	1,466	10,716
ATP Oil & Gas Corp. * (a)	1,256	22,470
Atwood Oceanics, Inc. *	1,748	61,652
Baker Hughes, Inc.	7,911	337,483
Basic Energy Services, Inc. *	1,218	10,341
Berry Petroleum Company, Class A	1,262	33,796
Bill Barrett Corp. *	1,255	41,151
BJ Services Company	7,891	153,322
Boardwalk Pipeline Partners LP	4,405	109,332
Bolt Technology Corp. *	314	3,947
Boots & Coots, Inc. *	2,562	4,125
BP Prudhoe Bay Royalty Trust	478	35,683
BPZ Energy, Inc. *	3,197	24,041
BreitBurn Energy Partners LP *	1,549	17,612
Brigham Exploration Company *	2,346	21,302
Bronco Drilling Company, Inc. *	927	6,072
Buckeye GP Holdings LP *	821	19,786
Buckeye Partners LP *	1,323	64,046
Cabot Oil & Gas Corp.	2,823	100,922
Cal Dive International, Inc. *	2,508	24,804
Calumet Specialty Products Partners LP *	953	15,096

The accompanying notes are an integral part of the financial statements.
432

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Cameron International Corp. *	5,931	$224,310
Carbo Ceramics, Inc.	607	31,291
Carrizo Oil & Gas, Inc. *	934	22,874
Cheniere Energy Partners LP *	4,415	43,046
Cheniere Energy, Inc. *	1,624	4,758
Chesapeake Energy Corp.	17,425	494,870
Chevron Corp.	54,341	3,827,237
Cimarex Energy Company	2,295	99,419
Clayton Williams Energy, Inc. *	357	10,753
Clean Energy Fuels Corp. * (a)	1,684	24,266
CMS Energy Corp.	6,117	81,968
CNX Gas Corp. *	4,068	124,888
Complete Production Services, Inc. *	2,264	25,583
Comstock Resources, Inc. *	1,261	50,541
Comverge, Inc. *	665	8,120
Concho Resources, Inc. *	2,311	83,936
ConocoPhillips Company	40,218	1,816,245
CONSOL Energy, Inc.	4,904	221,219
Contango Oil & Gas Company *	460	23,488
Continental Resources, Inc. *	4,631	181,396
Copano Energy LLC	1,583	28,811
Covanta Holding Corp. *	4,314	73,338
CREDO Petroleum Corp. *	422	4,271
Cross Timbers Royalty Trust	242	7,379
Crosstex Energy LP *	1,819	9,586
Crosstex Energy, Inc.	1,750	9,240
CVR Energy, Inc. *	2,455	30,540
Dawson Geophysical Company *	276	7,557
DCP Midstream Partners LP *	811	20,153
Delek US Holdings, Inc.	1,516	12,992
Delta Petroleum Corp. *	7,769	13,596
Denbury Resources, Inc. *	6,733	101,870
Devon Energy Corp.	12,012	808,768
Diamond Offshore Drilling, Inc.	3,727	356,003
Dorchester Minerals LP *	835	18,846
Dresser-Rand Group, Inc. *	2,248	69,845
Dril-Quip, Inc. *	1,068	53,016
Duke Energy Corp.	35,182	553,765
Duncan Energy Partners LP *	1,624	32,415
Eagle Rock Energy Partners LP *	2,267	9,748
El Paso Corp.	19,111	197,226
Enbridge Energy Management LLC *	477	21,508
Enbridge Energy Partners LP *	2,092	94,266
Encore Aquisition Company *	1,474	55,128
Encore Energy Partners LP *	1,289	20,585
Endeavour International Corp. *	4,045	4,894
Energy Transfer Equity LP *	6,014	168,392
Energy Transfer Partners LP *	4,551	193,645
ENSCO International, Inc.	3,832	163,013
Entergy Corp.	5,301	423,338
Enterprise GP Holdings LP *	3,786	111,990
Enterprise Products Partners LP *	12,414	351,564
EOG Resources, Inc.	6,797	567,617
EQT Corp.	3,563	151,784
EV Energy Partner LP *	480	11,160
Evergreen Solar, Inc. * (a)	6,073	11,660

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
EXCO Resources, Inc. *	5,853	$109,393
Exterran Holdings, Inc. * (a)	1,806	42,874
Exterran Partners LP *	655	11,790
Exxon Mobil Corp.	130,278	8,938,374
First Solar, Inc. * (a)	2,298	351,272
Forest Oil Corp. *	3,122	61,098
Frontier Oil Corp.	2,845	39,602
Fuelcell Energy, Inc. *	2,114	9,027
FX Energy, Inc. *	1,531	4,945
Gastar Exploration, Ltd. *	1,774	8,551
Genesis Energy LP *	1,132	18,214
Geokinetics, Inc. *	320	6,784
Georesources, Inc. *	522	5,768
Global Industries, Ltd. *	3,172	30,134
GMX Resources, Inc. *	635	9,976
Goodrich Petroleum Corp. *	1,032	26,636
Green Plains Renewable Energy, Inc. *	946	6,717
GT Solar International, Inc. * (a)	3,958	22,996
Gulf Islands Fabrication, Inc.	492	9,220
Gulfport Energy Corp. *	1,466	12,813
Halliburton Company	24,409	661,972
Harvest Natural Resources, Inc. *	1,360	6,977
Headwaters, Inc. *	1,293	5,004
Helix Energy Solutions Group, Inc. *	2,831	42,408
Helmerich & Payne, Inc.	2,857	112,937
Hercules Offshore, Inc. *	2,946	14,465
Hess Corp.	8,868	474,083
Holly Corp.	1,378	35,304
Holly Energy Partners LP *	307	11,976
Hornbeck Offshore Services, Inc. *	736	20,284
Hugoton Royalty Trust, SBI	1,174	21,026
International Coal Group, Inc. *	4,341	17,494
ION Geophysical Corp. *	3,090	10,877
James River Coal Company *	776	14,829
Key Energy Services, Inc. *	3,552	30,902
Kinder Morgan Energy Partners LP *	5,334	288,143
Kinder Morgan Management LLC *	2,219	105,070
Kodiak Oil & Gas Corp. *	3,931	9,434
Legacy Reserves LP *	925	15,660
Linn Energy LLC	3,123	71,548
Lufkin Industries, Inc.	408	21,697
Magellan Midstream Partners LP *	2,899	108,995
Marathon Oil Corp.	19,162	611,268
Mariner Energy, Inc. *	2,855	40,484
Markwest Energy Partners LP *	1,842	43,526
Massey Energy Company	2,357	65,737
Matrix Service Company *	756	8,218
McMoran Exploration Company * (a)	2,552	19,268
Murphy Oil Corp.	5,160	297,061
Nabors Industries, Ltd. *	7,690	160,721
NATCO Group, Inc. *	581	25,727
National Fuel Gas Company	2,173	99,545
National Oilwell Varco, Inc. *	11,326	488,490
Natural Gas Services Group, Inc. *	399	7,030
Natural Resource Partners LP	1,896	39,570
Newfield Exploration Company *	3,635	154,706

The accompanying notes are an integral part of the financial statements.
433

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Newpark Resources, Inc. *	2,634	$8,455
Noble Energy, Inc.	4,686	309,089
Northern Oil And Gas, Inc. *	1,097	9,215
NuStar Energy LP *	1,474	76,412
NuStar GP Holdings LLC	1,181	29,289
Occidental Petroleum Corp.	21,959	1,721,586
Oceaneering International, Inc. *	1,473	83,593
Oil States International, Inc. *	1,371	48,163
ONEOK Partners LP *	2,449	129,577
Panhandle Oil and Gas, Inc.	298	6,365
Parallel Petroleum Corp. *	1,900	6,023
Parker Drilling Company *	3,343	18,253
Patriot Coal Corp. * (a)	2,524	29,682
Patterson-UTI Energy, Inc.	4,263	64,371
Peabody Energy Corp.	7,260	270,217
Penn Virginia Corp.	1,291	29,577
Penn Virginia GP Holdings LP *	1,104	14,164
Penn Virginia Resource Partners LP	1,476	25,299
PetroHawk Energy Corp. *	8,180	198,038
Petroleum Development Corp. *	477	8,901
Petroquest Energy, Inc. *	1,638	10,631
Pioneer Drilling Company *	1,558	11,436
Pioneer Natural Resources Company	3,145	114,132
Pioneer Southwest Energy Partners LP *	874	18,389
Plains All American Pipeline LP *	3,646	168,773
Plains Exploration & Production Company *	3,735	103,310
Pride International, Inc. *	4,745	144,438
Questar Corp.	4,736	177,884
Quicksilver Resources, Inc. * (a)	4,688	66,523
Range Resources Corp.	4,239	209,237
Regency Energy Partners LP *	2,280	44,711
Rex Energy Corp. *	1,131	9,444
Rosetta Resources, Inc. *	1,612	23,680
Rowan Companies, Inc.	3,093	71,355
RPC, Inc. (a)	2,757	28,893
SandRidge Energy, Inc. * (a)	5,142	66,640
Schlumberger, Ltd.	32,470	1,935,212
SEACOR Holdings, Inc. *	506	41,305
Smith International, Inc.	6,026	172,946
Southern Union Company	3,431	71,330
Southwestern Energy Company *	9,317	397,650
Spectra Energy Corp.	17,504	331,526
Spectra Energy Partners LP *	2,153	52,361
St. Mary Land & Exploration Company	1,746	56,675
Stone Energy Corp. *	1,304	21,268
SulphCo, Inc. * (a)	3,010	4,124
Sunoco Logistics Partners LP	770	45,622
Sunoco, Inc.	3,221	91,637
SunPower Corp., Class A * (a)	2,377	71,049
Superior Energy Services, Inc. *	2,156	48,553
Superior Well Services, Inc. *	805	7,792
Swift Energy Company *	1,049	24,840
Syntroleum Corp. *	1,920	5,184
T-3 Energy Services, Inc. *	409	8,057
Targa Resources Partners LP *	1,386	26,001
TC Pipelines LP *	1,121	42,710

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
TEPPCO Partners LP *	2,880	$99,994
Tesco Corp. *	1,099	8,770
Tesoro Corp.	3,752	56,205
TETRA Technologies, Inc. *	2,181	21,134
Tidewater, Inc.	1,310	61,688
Toreador Resources Corp. *	720	7,193
TransMontaigne Partners LP *	344	9,254
Trico Marine Services, Inc. *	694	5,358
Ultra Petroleum Corp. *	4,080	199,757
Union Drilling, Inc. *	846	6,463
Unit Corp. * (a)	1,305	53,831
VAALCO Energy, Inc. *	1,623	7,466
Valero Energy Corp.	15,266	296,008
Venoco, Inc. *	1,644	18,922
W&T Offshore, Inc.	2,221	26,008
Walter Energy, Inc.	1,438	86,366
Warren Resources, Inc. *	2,569	7,604
Western Gas Partners LP *	812	14,372
Western Refining, Inc. *	2,496	16,099
Westmoreland Coal Company *	363	2,951
Whiting Petroleum Corp. *	1,403	80,785
Williams Companies, Inc.	15,885	283,865
Williams Partners LP	1,495	34,819
Williams Pipeline Partners LP *	925	17,723
XTO Energy, Inc.	15,719	649,509
Zion Oil & Gas Inc *	377	3,680

		39,148,374
Financial - 16.82%
1st Source Corp.	701	11,426
Abington Bancorp, Inc.	810	6,269
Acadia Realty Trust, REIT	1,128	16,999
Aetna, Inc.	11,825	329,090
Affiliated Managers Group, Inc. *	1,134	73,721
AFLAC, Inc.	12,668	541,430
Agree Realty Corp., REIT	265	6,076
Alexander's, Inc., REIT *	141	41,719
Alexandria Real Estate Equities, Inc., REIT	1,074	58,372
Alleghany Corp. *	244	63,208
Alliance Financial Corp.	246	6,654
AllianceBernstein Holding LP *	2,529	68,991
Allied World Assurance Holdings, Ltd.	1,252	60,008
Allstate Corp.	14,577	446,348
Altisource Portfolio Solutions SA *	322	4,650
AMB Property Corp., REIT	3,970	91,112
Ambac Financial Group, Inc. (a)	8,397	14,107
American Campus Communities, Inc., REIT	1,417	38,046
American Capital Agency Corp., REIT	476	13,542
American Equity Investment Life Holding
Company	1,598	11,218
American Express Company	32,244	1,093,072
American Financial Group, Inc.	3,176	80,988
American International Group, Inc. * (a)	3,663	161,575
American National Bankshares, Inc.	300	6,546
American National Insurance Company	730	62,196
American Physicians Capital, Inc.	352	10,141
American Physicians Service Group, Inc.	288	6,636

The accompanying notes are an integral part of the financial statements.
434

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
American Realty Investors, Inc. *	479	$5,542
American Safety Insurance Holdings, Ltd. *	371	5,862
AmeriCredit Corp. * (a)	3,691	58,281
Ameriprise Financial, Inc.	6,901	250,713
Ameris Bancorp	514	3,675
Amerisafe, Inc. *	527	9,091
Ames National Corp.	314	7,571
Ampal American Israel Corp. *	1,959	3,977
Amtrust Financial Services, Inc.	1,690	19,283
Annaly Capital Management, Inc., REIT	14,535	263,665
Anworth Mortgage Asset Corp., REIT	2,647	20,858
Aon Corp.	7,379	300,252
Apartment Investment & Management
Company, Class A, REIT	3,356	49,501
Arch Capital Group, Ltd. *	1,577	106,511
Argo Group International Holdings, Ltd. *	860	28,965
Arrow Financial Corp.	325	8,882
Arthur J. Gallagher & Company	2,667	64,995
Ashford Hospitality Trust, Inc., REIT * (a)	2,892	10,006
Aspen Insurance Holdings, Ltd.	2,213	58,578
Asset Acceptance Capital Corp. *	1,013	7,344
Associated Banc Corp.	3,499	39,959
Associated Estates Realty Corp., REIT	753	7,244
Assurant, Inc.	3,246	104,067
Assured Guaranty, Ltd.	4,238	82,302
Asta Funding, Inc.	581	4,392
Astoria Financial Corp.	2,714	29,963
Avalon Bay Communities, Inc., REIT	2,172	157,970
Avatar Holdings, Inc. *	286	5,434
Axis Capital Holdings, Ltd.	3,769	113,748
Baldwin & Lyons, Inc., Class B	486	11,397
BancFirst Corp.	440	16,249
Bancorp Rhode Island, Inc.	246	6,145
Bancorp, Inc. *	675	3,861
BancorpSouth, Inc. (a)	2,240	54,678
Bank Mutual Corp.	1,455	12,862
Bank of America Corp.	234,602	3,969,466
Bank of Hawaii Corp.	1,228	51,011
Bank of Kentucky Financial Corp.	182	3,851
Bank of Marin Bancorp	240	7,519
Bank of New York Mellon Corp.	32,580	944,494
Bank of the Ozarks, Inc.	487	12,920
BankFinancial Corp.	740	7,089
BB&T Corp.	18,449	502,551
Beneficial Mutual Bancorp, Inc. *	2,344	21,401
Berkshire Hathaway, Inc., Class A *	42	4,242,000
Berkshire Hill Bancorp, Inc.	362	7,942
BGC Partners, Inc.	2,617	11,201
BioMed Realty Trust, Inc., REIT	2,716	37,481
BlackRock, Inc.	1,381	299,428
BOK Financial Corp. (a)	1,794	83,098
Boston Private Financial Holdings, Inc.	1,998	13,007
Boston Properties, Inc., REIT	3,729	244,436
Brandywine Realty Trust, REIT	3,537	39,048
BRE Properties, Inc., Class A, REIT	1,409	44,102
Bridge Bancorp, Inc.	267	6,496

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Broadpoint Gleacher Securities, Inc. *	3,239	$27,013
Broadridge Financial Solutions, Inc.	3,754	75,455
Brookfield Properties Corp. REIT (a)	13,575	152,855
Brookline Bancorp, Inc.	1,751	17,020
Brooklyn Federal Bancorp, Inc.	514	6,271
Brown & Brown, Inc.	3,757	71,984
Bryn Mawr Bank Corp.	315	5,503
Calamos Asset Management, Inc.	637	8,319
California First National Bancorp	339	3,753
Camden National Corp.	254	8,392
Camden Property Trust, REIT	1,734	69,880
Cape Bancorp, Inc. *	865	6,643
Capital Bank Corp.	942	4,691
Capital City Bank Group, Inc.	552	7,838
Capital Lease Funding, Inc., REIT	1,785	7,194
Capital One Financial Corp.	12,398	442,981
CapitalSource, Inc.	8,943	38,813
Capitol Federal Financial	1,979	65,149
Capstead Mortage Corp., REIT	1,589	22,103
Cardinal Financial Corp.	896	7,374
Care Investment Trust, Inc., REIT	776	5,952
Cass Information Systems, Inc.	265	7,913
Cathay General Bancorp	1,403	11,350
CB Richard Ellis Group, Inc. *	7,776	91,290
CBL & Associates Properties, Inc., REIT	3,784	36,705
Cedar Shopping Centers, Inc., REIT	1,602	10,333
Center Bancorp, Inc.	724	5,452
Centerstate Banks of Florida, Inc.	799	6,304
Century Bancorp, Inc.	263	5,707
Charles Schwab Corp.	31,455	602,363
Charter Financial Corp.	787	9,491
Chemical Financial Corp.	686	14,948
Chicopee Bancorp, Inc. *	352	4,650
Chimera Investment Corp., REIT	17,978	68,676
Chubb Corp.	9,440	475,870
CIGNA Corp.	7,369	206,995
Cincinnati Financial Corp.	4,356	113,212
CIT Group, Inc. (a)	10,899	13,188
Citigroup, Inc.	307,708	1,489,307
Citizens & Northern Corp.	302	4,467
Citizens, Inc., Class A * (a)	1,265	8,020
City Holding Company	491	14,637
City National Corp. (a)	1,361	52,984
Clifton Savings Bancorp, Inc.	877	8,595
CME Group, Inc.	1,801	555,050
CNA Financial Corp. * (a)	7,317	176,632
CNA Surety Corp. *	1,221	19,780
CNB Financial Corp./PA	315	5,409
CoBiz, Inc.	1,440	7,171
Cogdell Spencer, Inc., REIT	1,661	7,973
Cohen & Steers, Inc.	1,193	28,632
Colonial Properties Trust, REIT	1,450	14,109
Columbia Banking System, Inc.	644	10,658
Comerica, Inc.	4,084	121,172
Commerce Bancshares, Inc.	2,062	76,789
Community Bank Systems, Inc.	937	17,119

The accompanying notes are an integral part of the financial statements.
435

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Community Trust Bancorp, Inc.	445	$11,646
CompuCredit Holdings Corp. * (a)	1,549	7,296
Conseco, Inc. *	5,282	27,783
Consolidated Tomoka Land Company	177	6,779
Corporate Office Properties Trust, REIT	1,530	56,426
Cousins Properties, Inc., REIT (a)	1,564	12,950
Cowen Group, Inc. *	561	3,994
Crawford & Company, Class B *	1,517	6,690
Credit Acceptance Corp. *	865	27,844
Cullen Frost Bankers, Inc.	1,531	79,061
CVB Financial Corp. (a)	2,966	22,512
Cypress Sharpridge Investments, Inc. *	494	7,015
Danvers Bancorp, Inc.	519	7,053
DCT Industrial Trust, Inc., REIT	5,788	29,577
Delphi Financial Group, Inc.	1,324	29,962
Developers Diversified Realty Corp., REIT	4,577	42,291
Diamond Hill Investment Group, Inc. *	87	5,043
DiamondRock Hospitality Company, REIT *	3,013	24,405
Digital Realty Trust, Inc., REIT	2,059	94,117
Dime Community Bancshares	1,101	12,584
Discover Financial Services	14,525	235,741
Donegal Group, Inc.	763	11,781
Doral Financial Corp. * (a)	2,191	8,107
Douglas Emmett, Inc., REIT	3,402	41,777
Duff & Phelps Corp.	1,196	22,915
Duke Realty Corp., REIT	6,216	74,654
DuPont Fabros Technology, Inc., REIT *	1,148	15,303
Dynex Capital, Inc., REIT	638	5,378
E*TRADE Financial Corp. * (a)	30,936	54,138
Eagle Bancorp, Inc. *	514	4,924
East West Bancorp, Inc.	2,588	21,480
Eastern Insurance Holdings, Inc.	406	3,869
EastGroup Properties, Inc., REIT	696	26,601
Eaton Vance Corp.	3,185	89,148
Education Realty Trust, Inc., REIT	1,748	10,366
eHealth, Inc. *	742	10,774
EMC Insurance Group, Inc.	414	8,748
Employers Holdings, Inc.	1,283	19,861
Encore Capital Group, Inc. *	657	8,837
Endurance Specialty Holdings, Ltd.	1,535	55,981
Enstar Group, Ltd. *	372	23,164
Enterprise Bancorp, Inc.	384	4,915
Enterprise Financial Services Corp.	498	4,607
Entertainment Properties Trust, REIT	922	31,477
Epoch Holding Corp.	677	5,924
Equity Lifestyle Properties, Inc., REIT	800	34,232
Equity One, Inc., REIT (a)	2,314	36,260
Equity Residential, REIT	7,451	228,746
Erie Indemnity Company, Class A	1,384	51,845
ESB Financial Corp. (a)	567	7,592
ESSA Bancorp, Inc.	535	7,067
Essex Property Trust, Inc., REIT	732	58,253
Evercore Partners, Inc.	426	12,448
Everest Re Group, Ltd.	1,596	139,969
Extra Space Storage, Inc., REIT	2,447	25,816
EZCORP, Inc., Class A *	1,395	19,056

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
F.N.B. Corp.	3,156	$22,439
Farmers Capital Bank Corp.	259	4,631
FBL Financial Group, Inc., Class A	834	16,205
FBR Capital Markets Corp. *	1,923	11,403
FCStone Group, Inc. *	1,023	4,931
Federal National Mortgage Association * (a)	30,524	46,396
Federal Realty Investment Trust, REIT	1,601	98,253
Federated Investors, Inc., Class B	2,795	73,704
FelCor Lodging Trust, Inc., REIT	1,990	9,015
Fidelity National Financial, Inc., Class A	6,230	93,948
Fidelity National Information Services, Inc.	5,207	132,831
Fifth Third Bancorp	21,596	218,768
Financial Federal Corp.	757	18,683
Financial Institutions, Inc.	354	3,529
First Acceptance Corp. *	1,718	4,639
First American Corp.	2,540	82,220
First BanCorp (PR)	2,599	7,927
First Bancorp, Inc.	330	6,138
First Bancorp	510	9,206
First Busey Corp. (a)	1,133	5,325
First Citizens Bancshares, Inc.	288	45,821
First Commonwealth Financial Corp.	2,381	13,524
First Community Bancshares, Inc.	573	7,231
First Defiance Financial Corp.	306	4,562
First Financial BanCorp	1,424	17,159
First Financial Bankshares, Inc. (a)	562	27,797
First Financial Corp.	375	11,490
First Financial Holdings, Inc.	357	5,701
First Financial Northwest, Inc.	707	4,115
First Horizon National Corp. *	5,749	76,053
First Industrial Realty Trust, Inc., REIT	1,588	8,337
First Merchants Corp.	685	4,774
First Mercury Financial Corp.	544	7,246
First Midwest Bancorp, Inc.	1,437	16,195
First Niagara Financial Group, Inc.	3,952	48,728
First of Long Island Corp.	263	6,993
First Potomac Realty Trust, REIT	846	9,780
First South Bancorp, Inc.	361	4,152
FirstMerit Corp.	2,208	42,018
Flagstone Reinsurance Holdings, Ltd.	2,430	27,410
Flushing Financial Corp.	852	9,713
Forest City Enterprises, Inc., Class A	4,295	57,424
Forestar Real Estate Group, Inc. *	1,002	17,214
Fortress Investment Group LLC, Class A *	12,198	63,430
Fox Chase Bancorp, Inc. *	566	5,671
FPIC Insurance Group, Inc. *	256	8,589
Franklin Resources, Inc.	6,236	627,342
Franklin Street Properties Corp., REIT	1,913	25,060
Fulton Financial Corp.	4,878	35,902
GAMCO Investors, Inc., Class A	784	35,829
General Growth Properties, Inc., REIT *	8,781	42,588
Genworth Financial, Inc., Class A	11,780	140,771
German American Bancorp (a)	465	7,212
Getty Realty Corp., REIT	674	16,540
GFI Group, Inc.	3,319	23,996
Glacier Bancorp, Inc. (a)	1,642	24,531

The accompanying notes are an integral part of the financial statements.
436

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Gladstone Commercial Corp., REIT	371	$5,075
GLG Partners, Inc. (a)	7,225	29,117
Glimcher Realty Trust, REIT	1,625	5,964
Goldman Sachs Group, Inc.	13,856	2,554,354
Government Properties Income Trust, REIT *	569	13,662
Great Southern Bancorp, Inc.	422	10,006
Greenhill & Company, Inc.	722	64,677
Greenlight Capital Re, Ltd., Class A *	1,029	19,345
Hallmark Financial Services, Inc. *	757	6,094
Hancock Holding Company	883	33,174
Hanover Insurance Group, Inc.	1,410	58,275
Harleysville Group, Inc.	805	25,478
Harleysville National Corp.	1,284	6,844
Hartford Financial Services Group, Inc.	8,987	238,156
Hatteras Financial Corp., REIT	832	24,943
HCC Insurance Holdings, Inc.	2,981	81,530
HCP, Inc., REIT	7,937	228,109
Health Care, Inc., REIT	3,188	132,685
Healthcare Realty Trust, Inc., REIT	1,607	33,956
Heartland Financial USA, Inc.	524	7,729
Hersha Hospitality Trust, REIT	1,815	5,627
Highwoods Properties, Inc., REIT	1,896	59,629
Hilltop Holdings, Inc. *	1,582	19,395
Home Bancorp, Inc. *	417	5,075
Home Bancshares, Inc.	580	12,714
Home Federal Bancorp, Inc.	671	7,663
Home Properties, Inc., REIT	882	38,005
Horace Mann Educators Corp.	1,144	15,982
Hospitality Properties Trust, REIT	3,297	67,160
Host Hotels & Resorts, Inc., REIT	16,513	194,358
HRPT Properties Trust, REIT	6,261	47,083
Hudson City Bancorp, Inc.	14,158	186,178
Huntington Bancshares, Inc.	15,752	74,192
IBERIABANK Corp.	534	24,329
Independence Holding Company	588	3,457
Independent Bank Corp.	557	12,326
Infinity Property & Casualty Corp.	422	17,927
Inland Real Estate Corp., REIT	2,398	21,006
Interactive Brokers Group, Inc. *	1,129	22,433
IntercontinentalExchange, Inc. *	1,986	193,019
International Assets Holding Corp. *	341	5,630
International Bancshares Corp. (a)	1,863	30,386
Invesco Mortgage Capital, Inc. *	336	7,342
Invesco, Ltd.	11,246	255,959
Investment Technology Group, Inc. *	1,199	33,476
Investors Bancorp, Inc. *	3,164	33,570
Investors Real Estate Trust, SBI, REIT	1,653	14,943
iStar Financial, Inc., REIT * (a)	2,976	9,047
Janus Capital Group, Inc.	4,969	70,460
Jefferies Group, Inc. *	4,657	126,810
JMP Group, Inc.	758	7,322
Jones Lang LaSalle, Inc.	1,131	53,575
JPMorgan Chase & Company	106,619	4,672,045
Kansas City Life Insurance Company	327	10,183
KBW, Inc. *	910	29,320
Kearny Financial Corp.	2,002	20,861

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Kentucky First Federal Bancorp.	374	$4,671
KeyCorp	23,962	155,753
K-Fed Bancorp	704	6,350
Kilroy Realty Corp., REIT	1,171	32,484
Kimco Realty Corp., REIT	10,382	135,381
Kite Realty Group Trust, REIT	2,248	9,374
KKR Financial Holdings LLC *	4,424	20,439
Knight Capital Group, Inc. *	2,488	54,114
LaBranche & Company, Inc. *	1,750	5,950
Lakeland Bancorp, Inc.	793	5,948
Lakeland Financial Corp.	379	7,826
LaSalle Hotel Properties, REIT	1,760	34,602
Lazard, Ltd., Class A	2,457	101,499
Legacy Bancorp, Inc.	480	5,040
Legg Mason, Inc. (a)	4,396	136,408
Lexington Corporate Property Trust, REIT	3,533	18,018
Liberty Property Trust, REIT	2,994	97,395
Life Partners Holdings, Inc. (a)	430	7,697
Lincoln National Corp.	8,205	212,592
Loews Corp.	11,717	401,307
LTC Properties, Inc., REIT	629	15,121
M&T Bank Corp. (a)	3,192	198,925
Mack-Cali Realty Corp., REIT	2,103	67,990
Maiden Holdings, Ltd.	2,010	14,613
MainSource Financial Group, Inc.	643	4,372
Markel Corp. *	272	89,711
MarketAxess Holdings, Inc. *	994	11,978
Marsh & McLennan Companies, Inc.	14,181	350,696
Marshall & Ilsley Corp.	9,942	80,232
MasterCard, Inc., Class A	3,504	708,334
Max Capital Group, Ltd.	1,558	33,294
MB Financial, Inc.	1,020	21,389
MBIA, Inc. *	5,733	44,488
Meadowbrook Insurance Group, Inc.	1,693	12,528
Medallion Financial Corp.	643	5,375
Medical Properties Trust, Inc., REIT	2,228	17,401
Mercer Insurance Group, Inc.	327	5,909
Merchants Bancshares, Inc.	309	6,600
Mercury General Corp.	1,503	54,379
Meridian Interstate Bancorp, Inc. *	801	6,809
MetLife, Inc.	22,196	845,002
Metro Bancorp, Inc. *	240	2,921
MF Global, Ltd. * (a)	3,357	24,405
MFA Mortgage Investments, Inc., REIT	6,994	55,672
MGIC Investment Corp. *	3,527	26,135
Mid-America Apartment Communities, Inc.,
REIT	774	34,931
Middleburg Financial Corp.	335	4,402
MidSouth Bancorp, Inc.	329	4,343
Mission West Properties, Inc., REIT	754	5,074
Monmouth Real Estate Investment Corp.	824	5,735
Montpelier Re Holdings, Ltd.	2,287	37,324
Morgan Stanley	36,852	1,137,990
Nara Bancorp, Inc.	1,068	7,423
NASB Financial, Inc.	243	6,391
NASDAQ OMX Group, Inc. *	5,529	116,385

The accompanying notes are an integral part of the financial statements.
437

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
National Bankshares, Inc.	212	$5,395
National Financial Partners Corp. *	1,204	10,499
National Health Investments, Inc., REIT	758	23,991
National Interstate Corp.	566	9,905
National Penn Bancshares, Inc.	3,509	21,440
National Retail Properties, Inc., REIT	2,109	45,280
National Western Life Insurance Company,
Class A	104	18,302
Nationwide Health Properties, Inc., REIT	2,862	88,693
Navigators Group, Inc. *	477	26,235
NBT Bancorp, Inc.	906	20,421
Nelnet, Inc., Class A *	1,417	17,627
New York Community Bancorp, Inc. (a)	9,267	105,829
NewAlliance Bancshares, Inc.	2,954	31,608
NewStar Financial, Inc. *	1,595	5,248
Northern Trust Corp.	6,528	379,668
Northfield Bancorp, Inc.	1,319	16,883
NorthStar Realty Finance Corp., REIT (a)	1,891	6,637
Northwest Bancorp, Inc.	1,325	30,263
Norwood Financial Corp.	134	4,167
NYMAGIC, Inc.	350	6,041
NYSE Euronext	7,059	203,935
OceanFirst Financial Corp.	500	5,800
Och-Ziff Capital Management Group LLC.,
Class A	9,884	120,288
Ocwen Financial Corp. *	2,555	28,923
Odyssey Re Holdings Corp.	1,646	106,677
Old National Bancorp	1,849	20,709
Old Republic International Corp.	6,577	80,108
Old Second Bancorp, Inc. (a)	876	5,019
OMEGA Healthcare Investors, Inc., REIT	2,209	35,388
OneBeacon Insurance Group, Ltd.	2,720	37,373
optionsXpress Holdings, Inc.	1,691	29,220
Oriental Financial Group, Inc.	760	9,652
Oritani Financial Corp.	1,080	14,731
Pacific Capital Bancorp	1,417	2,040
Pacific Continental Corp.	450	4,739
PacWest Bancorp	951	18,117
Park National Corp.	392	22,869
Parkway Properties, Inc., REIT	661	13,022
PartnerRe, Ltd.	1,500	115,410
Peapack Gladstone Financial Corp.	305	4,898
Penns Woods Bancorp, Inc.	216	6,914
Pennsylvania Real Estate
Investment Trust, REIT (a)	1,219	9,277
Pennymac Mortgage Investment Trust *	492	9,796
Penson Worldwide, Inc. *	779	7,587
Peoples Bancorp, Inc.	349	4,554
Peoples Financial Corp.	352	6,551
People's United Financial, Inc.	9,249	143,914
Phoenix Companies, Inc. *	3,396	11,037
PICO Holdings, Inc. *	629	20,977
Pinnacle Financial Partners, Inc. *	955	12,138
Piper Jaffray Companies, Inc. *	532	25,387
Platinum Underwriters Holdings, Ltd.	1,271	45,553
PMA Capital Corp., Class A *	1,136	6,464
PMI Group, Inc.	2,545	10,816

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
PNC Financial Services Group, Inc.	12,520	$608,347
Pope Resources LP, REIT *	223	5,372
Popular, Inc.	17,807	50,394
Porter Bancorp, Inc.	311	5,069
Portfolio Recovery Associates, Inc. *	462	20,942
Post Properties, Inc., REIT	1,269	22,842
Presidential Life Corp.	876	9,075
Primus Guaranty, Ltd. *	1,443	6,162
Principal Financial Group, Inc.	8,651	236,951
PrivateBancorp, Inc.	1,305	31,920
ProAssurance Corp. *	863	45,040
Progressive Corp. *	18,383	304,790
ProLogis, REIT (a)	12,221	145,674
Prosperity Bancshares, Inc.	1,262	43,905
Protective Life Corp.	2,332	49,951
Provident Financial Services, Inc.	1,700	17,493
Provident New York Bancorp	1,205	11,508
Prudential Bancorp, Inc., of Pennsylvania	464	4,659
Prudential Financial, Inc.	12,488	623,276
PS Business Parks, Inc., REIT	616	31,613
Public Storage, Inc., REIT	4,561	343,170
Pulaski Financial Corp.	530	4,012
Pzena Investment Management, Inc. *	1,833	14,976
Radian Group, Inc.	2,428	25,688
RAIT Financial Trust, REIT	2,065	6,071
Ramco-Gershenson Properties Trust, REIT	616	5,495
Raymond James Financial, Inc. (a)	3,353	78,058
Reading International, Inc. *	1,170	4,809
Realty Income Corp., REIT (a)	2,726	69,922
Redwood Trust, Inc., REIT	2,139	33,155
Regency Centers Corp., REIT	2,166	80,250
Regions Financial Corp.	32,440	201,452
Reinsurance Group of America, Inc.	1,935	86,301
RenaissanceRe Holdings, Ltd.	1,653	90,518
Renasant Corp.	644	9,563
Republic Bancorp, Inc., Class A	592	11,816
Resource Capital Corp., REIT	878	4,776
Riskmetrics Group, Inc. *	1,704	24,912
RLI Corp.	583	30,771
Rockville Financial, Inc.	681	7,321
Rodman & Renshaw Capital Group, Inc. *	1,112	6,694
Roma Financial Corp.	982	12,206
S & T Bancorp, Inc.	786	10,187
S.Y. Bancorp, Inc.	393	9,074
Safety Insurance Group, Inc.	465	15,308
Sanders Morris Harris Group, Inc.	1,005	5,940
Sandy Spring Bancorp, Inc.	538	8,759
Santander Bancorp *	1,364	13,299
Saul Centers, Inc., REIT	535	17,174
SCBT Financial Corp.	357	10,032
SeaBright Insurance Holdings, Inc. *	669	7,640
Seacoast Banking Corp. of Florida	1,927	4,856
SEI Investments Company	5,192	102,179
Selective Insurance Group, Inc.	1,509	23,737
Senior Housing Properties Trust, REIT	3,272	62,528
Shore Bancshares, Inc.	278	4,651

The accompanying notes are an integral part of the financial statements.
438

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Sierra Bancorp	332	$3,987
Signature Bank *	1,068	30,972
Simmons First National Corp., Class A	411	11,841
Simon Property Group, Inc., REIT	7,674	532,806
SL Green Realty Corp., REIT	2,145	94,058
SLM Corp. *	12,721	110,927
Smithtown Bancorp, Inc.	431	4,974
South Financial Group, Inc.	5,668	8,332
Southside Bancshares, Inc.	456	10,269
Southwest Bancorp, Inc.	529	7,427
Sovran Self Storage, Inc., REIT	635	19,323
Specialty Underwriters' Alliance, Inc. *	586	3,868
Stancorp Financial Group, Inc.	1,349	54,459
Starwood Property Trust, Inc. *	1,180	23,895
State Auto Financial Corp.	1,127	20,207
State Bancorp, Inc.	525	4,436
State Street Corp.	13,405	705,103
StellarOne Corp.	681	10,045
Sterling Bancorp	601	4,339
Sterling Bancshares, Inc.	2,135	15,607
Sterling Financial Corp. *	1,642	3,284
Stewart Information Services Corp.	507	6,272
Stifel Financial Corp. *	796	43,700
Strategic Hotel & Resorts, Inc., REIT *	3,599	9,321
Student Loan Corp.	571	26,494
Suffolk Bancorp	296	8,765
Sun Bancorp, Inc., New Jersey *	870	4,594
Sun Communities, Inc., REIT	589	12,675
Sunstone Hotel Investors, Inc., REIT	2,222	15,776
SunTrust Banks, Inc.	13,550	305,553
Susquehanna Bancshares, Inc.	2,416	14,230
SVB Financial Group *	921	39,852
SWS Group, Inc.	740	10,656
Synovus Financial Corp.	9,187	34,451
T. Rowe Price Group, Inc.	6,945	317,387
Tanger Factory Outlet Centers, Inc., REIT	1,026	38,311
Taubman Centers, Inc., REIT	1,434	51,739
Taylor Capital Group, Inc. *	742	4,897
TCF Financial Corp.	3,418	44,571
TD Ameritrade Holding Corp. *	15,838	310,742
Texas Capital Bancshares, Inc. *	906	15,257
TFS Financial Corp.	8,118	96,604
The Blackstone Group LP *	7,313	103,845
The First Marblehead Corp. *	3,140	6,908
The Macerich Company, REIT (a)	2,252	68,303
The St. Joe Company * (a)	2,538	73,907
The Travelers Companies, Inc.	15,360	756,173
Thomas Weisel Partners Group, Inc. *	884	4,721
Tompkins Trustco, Inc.	290	12,673
Torchmark Corp.	2,222	96,501
Tower Group, Inc.	1,115	27,195
TowneBank/Portsmouth VA	688	8,772
Tradestation Group, Inc. *	1,257	10,245
Transatlantic Holdings, Inc.	1,830	91,811
Transcontinental Realty Investors, Inc., REIT *	411	4,809
Trico Bancshares	438	7,183

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
TrustCo Bank Corp., NY	2,219	$13,869
Trustmark Corp.	1,569	29,889
U.S. Bancorp	51,827	1,132,938
U.S. Global Investors, Inc.	554	6,831
UCBH Holdings, Inc. (a)	3,352	2,682
UDR, Inc., REIT	4,166	65,573
UMB Financial Corp.	1,071	43,311
UMH Properties, REIT	546	4,450
Umpqua Holdings Corp.	2,347	24,878
Union Bankshares Corp.	416	5,179
United America Indemnity, Ltd. *	1,307	9,659
United Bankshares, Inc.	1,203	23,567
United Capital Corp. *	279	6,450
United Community Banks, Inc. * (a)	1,523	7,613
United Financial Bancorp, Inc.	563	6,520
United Fire & Casualty Company	756	13,532
United Security Bancshares, Inc. (a)	281	6,235
Unitrin, Inc.	1,767	34,439
Universal American Financial Corp. *	2,120	19,970
Universal Health Realty Income Trust, REIT	329	10,709
Universal Insurance Holdings, Inc.	1,237	6,222
Univest Corp. of Pennsylvania	404	8,755
Unum Group	8,961	192,124
Urstadt Biddle Properties, Inc., REIT	678	9,892
U-Store-It Trust, REIT	2,501	15,631
Validus Holdings, Ltd.	1,990	51,342
Valley National Bancorp (a)	3,904	47,980
Ventas, Inc., REIT	4,265	164,203
ViewPoint Financial Group	843	11,836
Virginia Commerce Bancorp, Inc. *	1,201	4,792
Vornado Realty Trust, REIT	4,855	312,711
W. P. Carey & Company LLC	1,116	31,594
W.R. Berkley Corp.	4,271	107,971
Waddell & Reed Financial, Inc., Class A	2,346	66,744
Washington Federal, Inc.	2,359	39,773
Washington Real Estate Investment Trust,
REIT (a)	1,560	44,928
Washington Trust Bancorp, Inc.	509	8,918
Waterstone Financial, Inc. *	1,123	5,682
Webster Financial Corp.	1,918	23,917
Weingarten Realty Investors, REIT	3,298	65,696
Wells Fargo & Company	126,670	3,569,561
WesBanco, Inc.	752	11,626
Wesco Financial Corp.	198	64,449
WestAmerica Bancorp	739	38,428
Western Alliance Bancorp *	2,195	13,850
Westfield Financial, Inc.	1,024	8,673
Westwood Holdings Group, Inc.	204	7,079
White Mountains Insurance Group, Ltd.	240	73,682
Whitney Holding Corp.	1,822	17,382
Wilmington Trust Corp.	1,896	26,923
Wilshire Bancorp, Inc.	956	7,017
Winthrop Realty Trust, REIT	587	5,717
Wintrust Financial Corp.	736	20,579
World Acceptance Corp. *	504	12,706
WSFS Financial Corp.	227	6,047

The accompanying notes are an integral part of the financial statements.
439

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
XL Capital, Ltd., Class A (a)	9,309	$162,535
Yadkin Valley Financial Corp.	415	1,938
Zenith National Insurance Corp.	1,011	31,240
Zions Bancorp (a)	3,514	63,147
ZipRealty, Inc. *	1,072	4,502

		58,004,730
Government - 0.01%
Federal Home Loan Mortgage Corp. * (a)	17,838	32,108
Industrial - 10.42%
3M Company	18,910	1,395,558
A. M. Castle & Company	676	6,719
A.O. Smith Corp.	837	31,890
Aaon, Inc.	511	10,261
AAR Corp. *	1,095	24,024
Actuant Corp., Class A	1,836	29,486
Acuity Brands, Inc.	1,117	35,979
Advanced Battery Technologies, Inc. * (a)	1,738	7,543
Advanced Energy Industries, Inc. *	1,204	17,145
Aecom Technology Corp. *	2,975	80,741
AEP Industries, Inc. *	191	7,621
Aerovironment, Inc. *	594	16,685
AGCO Corp. *	2,509	69,324
Air Transport Services Group, Inc. *	1,821	6,301
Aircastle, Ltd.	2,188	21,158
Alamo Group, Inc.	343	5,419
Albany International Corp., Class A	818	15,869
Alexander & Baldwin, Inc.	1,154	37,032
Alliant Techsystems, Inc. *	861	67,029
Altra Holdings, Inc. *	837	9,366
AMERCO, Inc. *	553	25,361
American Commercial Lines, Inc. *	399	11,619
American Ecology Corp.	563	10,528
American Railcar Industries, Inc.	738	7,830
American Science & Engineering, Inc.	248	16,874
American Superconductor Corp. * (a)	1,208	40,516
Ameron International Corp.	258	18,055
AMETEK, Inc.	2,921	101,972
Ampco-Pittsburgh Corp.	311	8,269
Amphenol Corp., Class A	4,642	174,911
Analogic Corp.	385	14,253
Apogee Enterprises, Inc.	791	11,881
Applied Industrial Technologies, Inc.	1,191	25,202
AptarGroup, Inc.	1,821	68,033
Argan, Inc. *	425	5,712
Argon ST, Inc. *	610	11,620
Arkansas Best Corp.	705	21,108
Armstrong World Industries, Inc. *	1,604	55,274
Arrow Electronics, Inc. *	3,294	92,726
Astec Industries, Inc. *	603	15,358
Astronics Corp. *	363	3,412
Atlas Air Worldwide Holdings, Inc. *	611	19,534
Avnet, Inc. *	4,107	106,659
AVX Corp.	4,779	57,013
AZZ, Inc. *	360	14,461
Badger Meter, Inc.	413	15,979

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Baldor Electric Company	1,290	$35,269
Ball Corp.	2,511	123,541
Barnes Group, Inc.	1,536	26,250
BE Aerospace, Inc. *	2,788	56,150
Bel Fuse, Inc., Class B	386	7,346
Belden, Inc.	1,319	30,469
Bemis Company, Inc.	2,833	73,403
Benchmark Electronics, Inc. *	1,831	32,958
Black & Decker Corp.	1,649	76,332
Blount International, Inc. *	1,452	13,750
Boeing Company	19,703	1,066,917
Briggs & Stratton Corp. (a)	1,338	25,971
Brinks Company	1,254	33,745
Brink's Home Security Holdings, Inc. *	1,256	38,672
Bristow Group, Inc. *	817	24,257
Bucyrus International, Inc., Class A	2,064	73,520
Builders FirstSource, Inc. * (a)	1,331	5,803
Burlington Northern Santa Fe Corp.	9,186	733,318
Bway Holding Company *	619	11,458
C.H. Robinson Worldwide, Inc.	4,511	260,510
CAI International, Inc. *	810	5,970
Calgon Carbon Corp. *	1,497	22,200
Capital Product Partners LP *	871	7,987
Capstone Turbine Corp. * (a)	5,555	7,333
Carlisle Companies, Inc.	1,689	57,274
Caterpillar, Inc. (a)	16,835	864,141
Celadon Group, Inc. *	732	8,279
Ceradyne, Inc. *	743	13,619
Chart Industries, Inc. *	877	18,934
Chase Corp.	374	4,376
Checkpoint Systems, Inc. *	1,171	19,251
Circor International, Inc.	491	13,876
Clarcor, Inc.	1,400	43,904
Clean Harbors, Inc. *	711	40,001
Cognex Corp.	1,145	18,755
Coherent, Inc. *	733	17,094
Colfax Corp. *	1,310	13,925
Columbus McKinnon Corp. *	576	8,726
Comfort Systems USA, Inc.	1,100	12,749
Commercial Metals Company	3,091	55,329
Con-way, Inc.	1,284	49,203
Crane Company	1,598	41,244
Crown Holdings, Inc. *	4,270	116,144
CSX Corp.	10,633	445,097
CTS Corp.	1,164	10,825
Cubic Corp.	759	29,958
Cummins, Inc.	5,464	244,842
Curtiss-Wright Corp.	1,243	42,424
Cymer, Inc. *	818	31,787
Daktronics, Inc. (a)	1,228	10,524
Danaher Corp.	8,648	582,183
Darling International, Inc. *	2,379	17,486
DDi Corp. *	999	4,246
Deere & Company	11,446	491,262
DHT Maritime, Inc.	1,175	4,418
Dionex Corp. *	513	33,330

The accompanying notes are an integral part of the financial statements.
440

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Dolby Laboratories, Inc., Class A *	3,091	$118,045
Donaldson Company, Inc.	2,050	70,991
Dover Corp.	5,014	194,343
Drew Industries, Inc. *	629	13,643
Ducommun, Inc.	360	6,808
DXP Enterprises, Inc. *	385	4,293
Dycom Industries, Inc. *	1,168	14,366
Dynamex, Inc. *	358	5,846
Dynamic Materials Corp.	370	7,385
Eagle Bulk Shipping, Inc. (a)	1,793	9,198
Eagle Materials, Inc.	1,188	33,953
Eastman Kodak Company (a)	7,584	36,252
Eaton Corp.	4,508	255,108
Electro Scientific Industries, Inc. *	929	12,439
EMCOR Group, Inc. *	1,782	45,120
Emerson Electric Company	20,357	815,909
Encore Wire Corp.	643	14,365
Ener1, Inc. *	3,206	22,186
Energizer Holdings, Inc. *	1,851	122,795
Energy Conversion Devices, Inc. * (a)	1,280	14,822
Energy Recovery, Inc. *	1,460	8,497
EnergySolutions, Inc.	2,481	22,875
Enersys *	1,373	30,371
ENGlobal Corp. *	813	3,350
EnPro Industries, Inc. *	575	13,144
ESCO Technologies, Inc. *	711	28,013
Esterline Technologies Corp. *	828	32,466
Excel Maritime Carriers, Ltd. (a)	2,253	14,982
Expeditors International of Washington, Inc.	5,698	200,285
FARO Technologies, Inc. *	531	9,123
Federal Signal Corp.	1,455	10,461
FedEx Corp.	8,451	635,684
FEI Company *	1,069	26,351
Flanders Corp. *	918	4,737
FLIR Systems, Inc. *	4,108	114,901
Flow International Corp. *	1,391	3,603
Flowserve Corp.	1,511	148,894
Fluor Corp.	4,869	247,589
FMC Technologies, Inc. *	3,298	172,288
Forward Air Corp.	836	19,353
Franklin Electric, Inc.	662	18,980
Freightcar America, Inc.	369	8,967
Fuel Tech, Inc. *	720	8,064
Gardner Denver, Inc. *	1,442	50,297
Garmin, Ltd. (a)	5,430	204,928
GATX Corp.	1,272	35,552
Genco Shipping & Trading, Ltd.	884	18,370
GenCorp, Inc. *	1,750	9,380
General Cable Corp. *	1,415	55,397
General Dynamics Corp.	10,435	674,101
General Electric Company	288,257	4,733,180
General Maritime Corp.	1,621	12,547
Genesee & Wyoming, Inc., Class A *	1,013	30,714
GenTek, Inc. *	343	13,048
Gentex Corp.	3,734	52,836
Gerber Scientific, Inc. *	910	5,442

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
Goodrich Corp.	3,335	$181,224
Gorman-Rupp Company (a)	488	12,156
GP Strategies Corp. *	781	5,850
Graco, Inc.	1,690	47,100
GrafTech International, Ltd. *	3,328	48,922
Graham Corp.	322	5,007
Granite Construction, Inc.	1,031	31,899
Graphic Packaging Holding Company *	10,338	23,881
Greatbatch, Inc. *	638	14,336
Greenbrier Company, Inc.	617	7,225
Greif, Inc., Class A	1,273	70,079
Griffon Corp. *	1,664	16,756
GulfMark Offshore, Inc. *	708	23,180
Harsco Corp.	2,175	77,017
Hawk Corp., Class A *	341	4,679
Haynes International, Inc. *	347	11,042
Heartland Express, Inc. (a)	2,392	34,445
HEICO Corp., Class A	758	25,704
Heritage-Crystal Clean, Inc. *	382	4,870
Herley Industries, Inc. *	450	5,872
Hexcel Corp. *	2,716	31,071
Honeywell International, Inc.	20,383	757,228
Horizon Lines, Inc.	1,058	6,718
Hub Group, Inc., Class A *	1,052	24,038
Hubbell, Inc., Class B	1,545	64,890
Hurco Companies, Inc. *	228	3,894
ICx Technologies, Inc. *	1,119	6,624
IDEX Corp.	2,161	60,400
II-VI, Inc. *	872	22,184
Illinois Tool Works, Inc.	13,537	578,165
Insituform Technologies, Inc., Class A *	1,011	19,351
Insteel Industries, Inc.	537	6,417
Integrated Electrical Services, Inc. *	455	3,663
Interline Brands, Inc. *	979	16,496
Intermec, Inc. *	1,761	24,830
International Shipholding Corp.	238	7,333
Intevac, Inc. *	761	10,228
iRobot Corp. *	818	10,070
Itron, Inc. *	1,092	70,041
ITT Corp.	4,912	256,161
J.B. Hunt Transport Services, Inc.	3,445	110,688
Jabil Circuit, Inc.	5,912	79,280
Jacobs Engineering Group, Inc. *	3,367	154,714
John Bean Technologies Corp.	797	14,481
Joy Global, Inc.	2,802	137,130
Kadant, Inc. *	468	5,677
Kaman Corp., Class A	747	16,419
Kansas City Southern *	2,626	69,563
Kaydon Corp.	947	30,702
KBR, Inc.	4,325	100,729
Kennametal, Inc.	2,199	54,117
Kirby Corp. *	1,485	54,678
Knight Transportation, Inc. (a)	2,199	36,899
Koppers Holdings, Inc.	612	18,146
Kratos Defense & Security Solutions, Inc. *	430	3,762
K-Sea Transportation Partners LP *	482	9,717

The accompanying notes are an integral part of the financial statements.
441

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
K-Tron International, Inc. *	94	$8,950
L.B. Foster Company *	310	9,480
L-1 Identity Solutions, Inc. *	2,454	17,153
LaBarge, Inc. *	492	5,535
Ladish Company, Inc. *	564	8,533
Lancaster Colony Corp.	776	39,786
Landstar Systems, Inc.	1,362	51,838
Lawson Products, Inc.	337	5,867
Layne Christensen Company *	553	17,724
Leggett & Platt, Inc.	4,239	82,237
Lennox International, Inc.	1,464	52,880
Lime Energy Company *	623	3,458
Lincoln Electric Holdings, Inc.	1,191	56,513
Lindsay Corp.	368	14,492
Littelfuse, Inc. *	705	18,499
LMI Aerospace, Inc. *	374	3,751
Lockheed Martin Corp.	10,399	811,954
LSB Industries, Inc. *	629	9,794
LSI Industries, Inc.	780	5,187
Manitowoc Company, Inc.	3,683	34,878
Marten Transport, Ltd. *	604	10,304
Martin Marietta Materials, Inc. (a)	1,186	109,195
Martin Midstream Partners LP *	438	11,677
Masco Corp.	9,735	125,776
Matthews International Corp., Class A	872	30,851
McDermott International, Inc. *	6,257	158,114
Measurement Specialties, Inc. *	680	6,943
Metalico, Inc. *	1,307	5,450
Methode Electronics, Inc.	1,251	10,846
Metropolitan Pro Corp.	518	5,019
Mettler-Toledo International, Inc. *	903	81,803
Michael Baker Corp. *	244	8,867
Middleby Corp. *	517	28,440
Mine Safety Appliances Company	1,019	28,033
Molex, Inc.	4,788	99,973
Moog, Inc., Class A *	1,201	35,429
Mueller Industries, Inc.	1,020	24,347
Mueller Water Products, Inc.	3,212	17,602
Multi-Fineline Electronix, Inc. *	701	20,126
Myers Industries, Inc.	1,042	11,222
MYR Group, Inc. *	563	11,874
NACCO Industries, Inc., Class A	245	14,717
Nalco Holding Company	3,821	78,292
National Instruments Corp.	2,094	57,857
Navios Maritime Partners LP *	653	7,803
Nordson Corp.	907	50,874
Norfolk Southern Corp.	9,953	429,074
Northrop Grumman Corp.	8,601	445,102
Northwest Pipe Company *	260	8,718
NVE Corp. *	141	7,496
OceanFreight, Inc. (a)	3,253	4,359
Old Dominion Freight Lines, Inc. *	1,026	31,221
Omega Flex, Inc.	322	5,400
Orbital Sciences Corp., Class A *	1,668	24,970
Orion Marine Group, Inc. *	705	14,481
OSG America LP *	906	9,196

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
OSI Systems, Inc. *	502	$9,182
Overseas Shipholding Group, Inc.	747	27,915
Owens Corning, Inc. *	3,450	77,452
Owens-Illinois, Inc. *	4,604	169,888
OYO Geospace Corp. *	249	6,432
Pacer International, Inc.	1,286	4,964
Packaging Corp. of America	2,809	57,304
Pactiv Corp. *	3,589	93,493
Pall Corp.	3,168	102,263
Park Electrochemical Corp.	598	14,741
Parker-Hannifin Corp.	4,328	224,364
Park-Ohio Holdings Corp. *	499	4,351
Patriot Transportation Holding, Inc. *	101	7,625
Pentair, Inc.	2,632	77,697
PerkinElmer, Inc.	3,178	61,145
Perma-Fix Environmental Services, Inc. *	1,860	4,352
PGT, Inc. *	1,565	4,492
PHI, Inc. *	497	10,079
Plexus Corp. *	1,143	30,107
PMFG, Inc. *	477	6,134
Polypore International, Inc. *	1,261	16,279
Portec Rail Products, Inc.	522	4,954
Powell Industries, Inc. *	330	12,669
Power-One, Inc. *	3,350	6,532
Precision Castparts Corp. (a)	3,791	386,189
Quanex Building Products Corp.	1,078	15,480
Raser Technologies, Inc. * (a)	1,866	2,855
Raven Industries, Inc.	511	13,659
Raytheon Company	10,503	503,829
RBC Bearings, Inc. *	644	15,025
Reddy Ice Holdings, Inc. *	772	4,200
Regal-Beloit Corp.	957	43,744
Rentech, Inc. *	5,567	9,019
Republic Services, Inc.	10,296	273,565
Robbins & Myers, Inc.	934	21,930
Rockwell Automation, Inc.	3,845	163,797
Rockwell Collins, Inc.	4,253	216,052
Rofin-Sinar Technologies, Inc. *	844	19,378
Rogers Corp. *	525	15,734
Roper Industries, Inc.	2,459	125,360
Ryder Systems, Inc.	1,531	59,801
Saia, Inc. *	413	6,641
Sanmina-SCI Corp. *	2,310	19,866
SatCon Technology Corp. *	1,997	3,415
Sauer-Danfoss, Inc.	1,638	12,563
Sealed Air Corp.	4,353	85,449
Shaw Group, Inc. *	2,287	73,390
Ship Finance International, Ltd. (a)	2,082	25,588
Silgan Holdings, Inc.	1,021	53,837
Simpson Manufacturing Company, Inc.	1,339	33,823
Smith & Wesson Holding Corp. * (a)	1,683	8,802
Snap-on, Inc.	1,589	55,234
Sonic Solutions *	1,287	7,632
Sonoco Products Company	2,702	74,413
Spectrum Control, Inc. *	494	4,194
Spirit Aerosystems Holdings, Inc., Class A *	3,875	69,982

The accompanying notes are an integral part of the financial statements.
442

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
SPX Corp.	1,327	$81,305
SRS Labs, Inc. *	585	4,276
Standex International Corp.	481	9,538
Stanley Works	2,098	89,564
Stanley, Inc. *	658	16,924
Stericycle, Inc. *	2,279	110,418
Sterling Construction Company, Inc. *	376	6,734
Stoneridge, Inc. *	1,178	8,340
Sturm Ruger & Company, Inc.	542	7,013
Sun Hydraulics, Inc.	480	10,109
TAL International Group, Inc.	1,021	14,519
Taser International, Inc. *	1,850	8,732
TBS International, Ltd. * (a)	894	7,778
Technitrol, Inc.	1,242	11,439
Tecumseh Products Company, Class A *	727	8,237
Teekay LNG Partners LP *	1,205	29,908
Teekay Shipping Corp.	2,012	44,002
Teledyne Technologies, Inc. *	1,001	36,026
Teleflex, Inc.	1,086	52,465
Tennant Company	582	16,913
Terex Corp. *	2,944	61,029
Texas Industries, Inc.	754	31,660
Textainer Group Holdings, Ltd.	1,351	21,630
Textron, Inc.	7,371	139,902
The Eastern Company	217	3,450
Thermo Fisher Scientific, Inc. *	11,342	495,305
Timken Company	2,668	62,511
Todd Shipyards Corp.	249	4,094
TransDigm Group, Inc. *	1,337	66,596
Tredegar Industries, Inc.	946	13,717
Trex Company, Inc. *	458	8,336
TriMas Corp. *	1,283	6,543
Trinity Industries, Inc.	2,208	37,956
Triumph Group, Inc.	462	22,171
TTM Technologies, Inc. *	1,323	15,175
Tutor Perini Corp. * (a)	1,391	29,628
Twin Disc, Inc.	407	5,075
Ultralife Batteries, Inc. *	537	3,254
Union Pacific Corp.	13,652	796,594
United Parcel Service, Inc., Class B (a)	26,942	1,521,415
United Technologies Corp.	25,496	1,553,471
Universal Display Corp. *	1,031	12,310
Universal Forest Products, Inc.	524	20,677
Universal Truckload Services, Inc.	479	7,908
UQM Technologies, Inc. *	937	5,388
URS Corp. *	2,283	99,653
USA Truck, Inc. *	336	4,267
USG Corp. * (a)	2,768	47,554
UTI Worldwide, Inc.	2,739	39,661
Valence Technology, Inc. * (a)	3,792	6,826
Valmont Industries, Inc.	712	60,648
Varian, Inc. *	783	39,980
Vicor Corp. *	1,302	10,051
Vishay Intertechnology, Inc. *	5,406	42,707
VSE Corp.	148	5,773
Vulcan Materials Company	3,374	182,432

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial (continued)
W.H. Brady Company, Class A	1,462	$41,989
W.W. Grainger, Inc.	1,956	174,788
Wabtec Corp.	1,274	47,813
Waste Connections, Inc. *	2,185	63,059
Waste Management, Inc.	13,301	396,636
Waters Corp. *	2,577	143,951
Watts Water Technologies, Inc., Class A	783	23,686
Werner Enterprises, Inc.	1,941	36,161
WHX Corp. *	3,667	7,041
Woodward Governor Company	1,888	45,803
Worthington Industries, Inc.	2,197	30,538
X-Rite, Inc. *	3,383	6,800
YRC Worldwide, Inc. * (a)	1,712	7,618
Zebra Technologies Corp., Class A *	1,603	41,566
Zygo Corp. *	749	5,078

		35,912,964
Investment Companies - 0.00%
Teton Advisors, Inc. * (k)	11	0
Technology - 12.16%
3D Systems Corp. *	736	6,793
3PAR, Inc. *	1,716	18,927
ACI Worldwide, Inc. *	975	14,752
Actel Corp. *	800	9,736
Activision Blizzard, Inc. *	34,544	428,000
Actuate Corp. *	1,414	8,173
Acxiom Corp. *	2,199	20,803
Adobe Systems, Inc. *	14,244	470,622
Advanced Analogic Technologies, Inc. *	1,477	5,864
Advanced Micro Devices, Inc. * (a)	18,264	103,374
Advent Software, Inc. *	743	29,906
Affiliated Computer Services, Inc., Class A *	2,600	140,842
Agilent Technologies, Inc. *	9,365	260,628
Agilysys, Inc.	745	4,910
Allscripts-Misys Healthcare Solutions, Inc. *	3,922	79,499
Altera Corp.	7,888	161,783
American Reprographics Company *	1,377	13,109
American Software, Inc., Class A	872	5,694
AMICAS, Inc. *	1,542	5,551
Amkor Technology, Inc. *	5,252	36,134
Anadigics, Inc. *	1,989	9,368
Analog Devices, Inc.	7,814	215,510
ANSYS, Inc. *	2,395	89,741
Apple, Inc. *	24,289	4,502,452
Applied Materials, Inc.	36,113	483,914
Applied Micro Circuits Corp. *	1,899	18,971
ArcSight, Inc. *	849	20,435
Atmel Corp. *	12,295	51,516
ATMI, Inc. *	901	16,353
Autodesk, Inc. *	6,237	148,441
Automatic Data Processing, Inc.	13,547	532,397
Avid Technology, Inc. *	1,119	15,767
Blackbaud, Inc.	1,270	29,464
Blackboard, Inc. *	852	32,189
BMC Software, Inc. *	4,918	184,573
Bottomline Technologies, Inc. *	833	10,746

The accompanying notes are an integral part of the financial statements.
443

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Broadcom Corp., Class A *	13,278	$407,502
Brocade Communications Systems, Inc. *	11,413	89,706
Brooks Automation, Inc. *	1,846	14,270
CA, Inc.	14,165	311,488
Cabot Microelectronics Corp. *	674	23,496
CACI International, Inc., Class A *	820	38,761
Cadence Design Systems, Inc. *	7,295	53,545
Callidus Software, Inc. *	1,128	3,395
Cavium Networks, Inc. * (a)	1,155	24,798
Cerner Corp. * (a)	2,180	163,064
Ceva, Inc. *	691	7,428
CIBER, Inc. *	2,107	8,428
Cirrus Logic, Inc. *	1,933	10,747
Citrix Systems, Inc. *	4,932	193,482
Cogent, Inc. *	2,454	24,785
Cognizant Technology Solutions Corp.,
Class A *	7,907	305,685
Cohu, Inc.	781	10,590
Commvault Systems, Inc. *	1,206	25,025
Computer Programs & Systems, Inc.	284	11,760
Computer Sciences Corp. *	4,079	215,004
Computer Task Group, Inc. *	836	6,780
Compuware Corp. *	6,776	49,668
COMSYS IT Partners, Inc. *	700	4,480
Concur Technologies, Inc. *	1,343	53,398
Conexant Systems, Inc. *	1,652	4,526
Cray, Inc. *	1,133	9,438
Cree, Inc. *	2,419	88,898
CSG Systems International, Inc. *	971	15,546
CSR PLC *	1,433	10,752
Cypress Semiconductor Corp. *	4,205	43,438
Dell, Inc. *	53,067	809,802
Deltek, Inc. *	1,824	14,027
DemandTec, Inc. *	790	6,976
Diebold, Inc.	1,831	60,295
Digi International, Inc. *	840	7,157
Digimarc Corp. *	336	5,104
Diodes, Inc. *	1,172	21,201
DivX, Inc. *	1,043	5,695
Double-Take Software, Inc. *	700	7,133
DSP Group, Inc. *	1,003	8,164
DST Systems, Inc. *	1,326	59,405
Dynamics Research Corp. *	455	5,924
Ebix, Inc. *	310	17,162
Echelon Corp. * (a)	1,217	15,663
Eclipsys Corp. *	1,546	29,838
Electronic Arts, Inc. *	8,903	169,602
Electronics for Imaging, Inc. *	1,518	17,108
eLoyalty Corp. *	575	4,606
EMC Corp. *	54,796	933,724
Emcore Corp. * (a)	3,034	3,944
Emdeon, Inc., Class A *	3,097	50,171
Emulex Corp. *	2,386	24,552
Entegris, Inc. *	3,688	18,256
Entropic Communications, Inc. *	2,182	5,979
Epicor Software Corp. *	1,781	11,345

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
EPIQ Systems, Inc. *	981	$14,225
Exar Corp. *	1,351	9,930
FactSet Research Systems, Inc. (a)	1,286	85,185
Fair Isaac Corp.	1,356	29,140
Fairchild Semiconductor International, Inc. *	3,595	36,777
Falconstor Software, Inc. *	1,665	8,275
Fiserv, Inc. *	4,154	200,223
FormFactor, Inc. *	1,333	31,885
Furmanite Corp. *	1,184	5,103
GSE Systems, Inc. *	655	4,074
GSI Technology, Inc. *	1,059	4,225
Guidance Software, Inc. *	970	4,287
Hewlett-Packard Company	64,256	3,033,526
Hittite Microwave Corp. *	842	30,969
Hutchinson Technology, Inc. *	787	5,588
Icad, Inc. *	1,996	4,291
Igate Corp.	1,672	14,346
IHS, Inc., Class A *	1,711	87,483
Imation Corp.	1,139	10,559
Immersion Corp. *	969	4,147
IMS Health, Inc.	5,036	77,303
infoGROUP, Inc. *	1,682	11,791
Innerworkings, Inc. *	1,379	6,812
Innodata Isogen, Inc. *	846	6,726
Integral Systems, Inc. *	588	4,057
Integrated Device Technology, Inc. *	4,831	32,658
Integrated Silicon Solution, Inc. *	1,378	5,181
Intel Corp.	151,750	2,969,748
Intellon Corp. *	1,240	8,792
Interactive Intelligence, Inc. *	531	10,147
International Business Machines Corp.	35,526	4,249,265
International Rectifier Corp. *	2,017	39,311
Intersil Corp., Class A	3,429	52,498
Intuit, Inc. *	8,721	248,549
IPG Photonics Corp. *	1,325	20,140
Isilon Systems, Inc. *	1,880	11,468
IXYS Corp. *	925	7,872
Jack Henry & Associates, Inc.	2,234	52,432
JDA Software Group, Inc. *	892	19,570
KLA-Tencor Corp.	4,622	165,745
Kopin Corp. *	2,081	9,989
Kulicke & Soffa Industries, Inc. *	1,889	11,391
L-3 Communications Holdings, Inc.	3,142	252,365
Lam Research Corp. *	3,429	117,135
Lattice Semiconductor Corp. *	3,796	8,541
Lawson Software, Inc. *	4,639	28,947
Lexmark International, Inc. *	2,174	46,828
Limelight Networks, Inc. *	2,367	9,610
Linear Technology Corp.	5,992	165,559
Liveperson, Inc. *	1,655	8,341
LogMeIn, Inc. *	619	11,334
LSI Logic Corp. *	17,825	97,859
LTX-Credence Corp. *	4,659	7,687
Manhattan Associates, Inc. *	697	14,079
ManTech International Corp. *	591	27,872
Marvell Technology Group, Ltd. *	16,750	271,182

The accompanying notes are an integral part of the financial statements.
444

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Mattson Technology, Inc. *	1,852	$5,223
Maxim Integrated Products, Inc.	8,267	149,963
Maxwell Technologies, Inc. *	713	13,141
MedAssets, Inc. *	1,496	33,765
Medidata Solutions, Inc. *	654	9,908
MEMC Electronic Materials, Inc. *	6,076	101,044
Mentor Graphics Corp. *	2,654	24,709
Mercury Computer Systems, Inc. *	689	6,794
Metavante Technologies, Inc. *	3,302	113,853
Micrel, Inc.	1,978	16,121
Microchip Technology, Inc. (a)	4,892	129,638
Micron Technology, Inc. *	23,036	188,895
MICROS Systems, Inc. *	2,176	65,693
Microsemi Corp. *	2,261	35,701
Microsoft Corp.	241,593	6,254,843
MicroStrategy, Inc., Class A *	347	24,824
Microtune, Inc. *	1,931	3,514
MIPS Technologies, Inc., Class A *	1,405	5,297
MKS Instruments, Inc. *	1,400	27,006
MoneyGram International, Inc. * (a)	2,451	7,696
Monolithic Power Systems, Inc. *	933	21,879
Monotype Imaging Holdings, Inc. *	1,150	9,672
MSC Software Corp. *	1,373	11,547
MSCI, Inc. *	2,775	82,196
MTS Systems Corp.	513	14,985
Nanometrics, Inc. *	693	4,553
National Semiconductor Corp.	6,320	90,186
NCI, Inc. *	381	10,919
NCR Corp. *	4,397	60,767
NetApp, Inc. *	9,126	243,482
NETGEAR, Inc. *	1,022	18,754
Netlogic Microsystems, Inc. *	593	26,685
Netscout Systems, Inc. *	1,140	15,401
NetSuite, Inc. * (a)	1,736	26,561
Novell, Inc. *	9,588	43,242
Novellus Systems, Inc. *	2,610	54,758
Nuance Communications, Inc. *	7,266	108,699
NVIDIA Corp. *	14,794	222,354
Omnicell, Inc. *	951	10,594
Omniture, Inc. *	1,992	42,708
OmniVision Technologies, Inc. *	1,492	24,290
ON Semiconductor Corp. *	11,255	92,854
OpenTV Corp., Class A *	4,325	5,968
Opnet Technologies, Inc.	643	7,028
Oracle Corp.	135,953	2,833,261
Palm, Inc. * (a)	3,882	67,663
Parametric Technology Corp. *	3,216	44,445
Pegasystems, Inc.	988	34,116
Pericom Semiconductor Corp. *	831	8,152
Perot Systems Corp., Class A *	3,264	96,941
Phase Forward, Inc. *	1,211	17,002
Phoenix Technology, Ltd. *	1,283	4,683
Photronics, Inc. *	1,673	7,930
Pitney Bowes, Inc.	5,572	138,464
Plato Learning, Inc. *	1,133	4,895
PLX Technology, Inc. *	1,191	4,014

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
PMC-Sierra, Inc. *	5,965	$57,025
Power Integrations, Inc.	717	23,898
Progress Software Corp. *	1,142	25,866
PROS Holdings, Inc. *	914	7,696
QAD, Inc.	1,397	6,356
QLogic Corp. *	3,200	55,040
Quality Systems, Inc. (a)	762	46,916
Quantum Corp. *	6,266	7,895
Quest Software, Inc. *	2,348	39,564
Radiant Systems, Inc. *	1,026	11,019
RadiSys Corp. *	757	6,578
Rambus, Inc. *	2,925	50,895
Red Hat, Inc. *	5,088	140,632
Renaissance Learning, Inc.	873	8,678
Rimage Corp. *	343	5,862
Riverbed Technology, Inc. * (a)	1,907	41,878
Rosetta Stone, Inc. * (a)	575	13,202
Rovi Corp. *	2,807	94,315
Rubicon Technology, Inc. *	613	9,097
Rudolph Technologies, Inc. *	1,148	8,495
Salesforce.com, Inc. * (a)	3,352	190,829
SanDisk Corp. *	6,182	134,149
Schawk, Inc., Class A	795	9,278
Seachange International, Inc. *	965	7,238
Seagate Technology	13,402	203,844
Semitool, Inc. *	1,231	10,402
Semtech Corp. *	1,653	28,118
Sigma Designs, Inc. *	749	10,883
Silicon Graphics International Corp. *	1,010	6,777
Silicon Image, Inc. *	2,326	5,652
Silicon Laboratories, Inc. *	1,229	56,976
Silicon Storage Technology, Inc. *	3,135	7,587
Skyworks Solutions, Inc. *	4,542	60,136
Smart Modular Technologies (WWH), Inc. *	2,183	10,391
Smith Micro Software, Inc. *	909	11,235
SolarWinds, Inc. *	1,781	39,235
Solera Holdings, Inc.	1,897	59,016
SPSS, Inc. *	523	26,124
SRA International, Inc., Class A *	1,574	33,983
Standard Microsystems Corp. *	628	14,576
STEC, Inc. * (a)	1,348	39,618
Stratasys, Inc. *	669	11,480
Sun Microsystems, Inc. *	20,409	185,518
Super Micro Computer, Inc. *	1,097	9,281
Supertex, Inc. *	344	10,320
Sybase, Inc. *	2,148	83,557
Sykes Enterprises, Inc. *	1,121	23,339
Synaptics, Inc. * (a)	934	23,537
Synchronoss Technologies, Inc. *	882	10,999
SYNNEX Corp. *	928	28,285
Synopsys, Inc. *	3,895	87,326
Syntel, Inc. (a)	1,114	53,171
Take-Two Interactive Software, Inc. *	2,201	24,673
Taleo Corp. *	866	19,606
Techwell, Inc. *	736	8,081
Teradata Corp. *	4,652	128,023

The accompanying notes are an integral part of the financial statements.
445

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Teradyne, Inc. *	4,766	$44,086
Tessera Technologies, Inc. *	1,354	37,763
Texas Instruments, Inc.	34,099	807,805
Thomas & Betts Corp. *	1,466	44,097
THQ, Inc. *	2,106	14,405
Tier Technologies Inc., Class B *	780	6,614
Total Systems Services, Inc.	5,298	85,351
Trident Microsystems, Inc. *	2,344	6,071
Trimble Navigation, Ltd. *	3,261	77,971
Triquint Semiconductor, Inc. *	4,121	31,814
Tyler Technologies, Inc. *	1,023	17,483
Ultimate Software Group, Inc. *	692	19,874
Ultra Clean Holdings, Inc. *	864	4,458
Ultratech, Inc. *	666	8,811
Unica Corp. *	738	5,624
Unisys Corp. *	10,572	28,227
Varian Semiconductor Equipment Associates,
Inc. *	1,986	65,220
Veeco Instruments, Inc. *	994	23,180
VeriFone Holdings, Inc. *	2,360	37,500
Virage Logic Corp. *	1,172	6,106
Virtusa Corp. *	767	7,279
VMware, Inc., Class A *	10,635	427,208
Volterra Semiconductor Corp. *	760	13,961
Western Digital Corp. *	6,080	222,102
White Electronic Designs Corp. *	1,178	5,442
Xerox Corp.	23,633	182,919
Xilinx, Inc.	7,391	173,097
Zoran Corp. *	1,439	16,577

		41,927,146
Utilities - 3.14%
AES Corp. *	18,165	269,205
AGL Resources, Inc.	2,002	70,611
Allegheny Energy, Inc.	4,621	122,549
Allete, Inc.	938	31,489
Alliant Energy Corp.	3,019	84,079
Ameren Corp.	6,355	160,654
American Electric Power Company, Inc.	12,909	400,050
American States Water Company	490	17,728
American Water Works Company, Inc.	4,731	94,336
Aqua America, Inc.	3,574	63,045
Artesian Resources Corp., Class A	556	9,352
Atmos Energy Corp.	2,414	68,026
Avista Corp.	1,574	31,826
Black Hills Corp.	1,105	27,813
California Water Service Group	549	21,378
Calpine Corp. *	11,998	138,217
CenterPoint Energy, Inc.	9,796	121,764
Central Vermont Public Service Corp.	381	7,353
CH Energy Group, Inc.	433	19,186
Chesapeake Utilities Corp.	243	7,531
Cleco Corp.	1,643	41,206
Connecticut Water Service, Inc.	371	8,307
Consolidated Edison, Inc.	7,403	303,079
Constellation Energy Group, Inc.	5,505	178,197
Delta Natural Gas Company, Inc.	276	7,314

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
Dominion Resources, Inc.	16,112	$555,864
DPL, Inc. (a)	3,062	79,918
DTE Energy Company	4,487	157,673
Dynegy, Inc., Class A *	23,598	60,175
Edison International	8,826	296,377
El Paso Electric Company *	1,355	23,943
El Paso Pipeline Partners LP *	3,382	70,109
Empire District Electric Company	1,053	19,049
Energen Corp.	1,921	82,795
EnerNOC, Inc. *	663	21,985
Exelon Corp.	17,881	887,255
FirstEnergy Corp.	8,273	378,242
FPL Group, Inc.	11,138	615,152
Great Plains Energy, Inc.	3,717	66,720
Hawaiian Electric Industries, Inc. (a)	2,537	45,970
IDACORP, Inc.	1,254	36,103
Integrys Energy Group, Inc.	2,104	75,513
ITC Holdings Corp.	1,361	61,857
MDU Resources Group, Inc.	4,993	104,104
MGE Energy, Inc.	651	23,748
Middlesex Water Company	568	8,565
Mirant Corp. *	3,947	64,849
New Jersey Resources Corp.	1,052	38,198
Nicor, Inc.	1,167	42,701
NiSource, Inc.	7,549	104,856
Northeast Utilities	4,713	111,887
Northwest Natural Gas Company	712	29,662
NorthWestern Corp.	1,007	24,601
NRG Energy, Inc. *	7,193	202,771
NSTAR	2,819	89,701
NV Energy, Inc.	6,462	74,895
OGE Energy Corp.	2,609	86,306
ONEOK, Inc.	2,863	104,843
Ormat Technologies, Inc.	1,267	51,719
Otter Tail Corp.	1,004	24,026
Pennichuck Corp.	272	5,919
Pepco Holdings, Inc.	5,995	89,206
PG&E Corp.	10,040	406,520
Piedmont Natural Gas, Inc.	1,976	47,305
Pike Electric Corp. *	929	11,129
Pinnacle West Capital Corp.	2,736	89,796
PNM Resources, Inc.	2,448	28,593
Portland General Electric Company	2,011	39,657
PPL Corp.	10,269	311,561
Progress Energy, Inc.	7,540	294,512
Public Service Enterprise Group, Inc.	13,697	430,634
RGC Resources, Inc. *	212	5,838
RRI Energy, Inc. *	9,889	70,607
SCANA Corp.	3,277	114,367
Sempra Energy	6,598	328,646
SJW Corp.	528	12,065
South Jersey Industries, Inc.	793	27,993
Southern Company	21,562	682,869
Southwest Gas Corp.	1,235	31,591
Southwest Water Company	958	4,713
Teco Energy, Inc. (a)	5,823	81,988

The accompanying notes are an integral part of the financial statements.
446

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
The Laclede Group, Inc.	589	$18,942
UGI Corp.	2,827	70,845
UIL Holding Corp.	862	22,748
Unisource Energy Corp.	964	29,643
Unitil Corp.	386	8,666
US Geothermal, Inc. *	2,398	3,741
Vectren Corp.	2,227	51,310
Westar Energy, Inc.	2,959	57,730
WGL Holdings, Inc.	1,249	41,392
Wisconsin Energy Corp.	3,113	140,614
Xcel Energy, Inc.	12,321	237,056
York Water Company	551	7,637

		10,832,260

TOTAL COMMON STOCKS (Cost $358,248,674)		$341,724,959

PREFERRED STOCKS - 0.01%
Consumer, Non-cyclical - 0.01%
Inverness Medical Innovations, Inc.,
Series B, 3.00%	53	13,727

TOTAL PREFERRED STOCKS (Cost $13,011)		$13,727

WARRANTS - 0.00%
Consumer, Cyclical - 0.00%
Krispy Kreme Doughnuts, Inc.
(Expiration date 03/02/2012, strike
price $12.21) *	50	3

TOTAL WARRANTS (Cost $0)		$3

RIGHTS - 0.00%
Consumer, Non-cyclical - 0.00%
OSI Pharmaceuticals, Inc. (Strike Price: USD
45.00) *	19	0
Diversified - 0.00%
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 12/31/2010, Strike Price:
AUD 1.50) *	4,291	2,489

TOTAL RIGHTS (Cost $4,291)		$2,489

SECURITIES LENDING COLLATERAL - 5.31%
Securities Lending Collateral - 5.31%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	1,829,638	18,314,677

TOTAL SECURITIES LENDING COLLATERAL
(Cost $18,316,252)		$18,314,677

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.73%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$2,526,000 on 10/01/2009,
collateralized by $565,000 U.S.
Treasury Notes, 4.75% due
03/31/2011 (valued at $598,787,
including interest) and $1,845,000
U.S. Treasury Notes, 4.625% due
08/31/2011 (valued at $1,979,870,
including interest	$2,526,000	$2,526,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,526,000)		$2,526,000

Total Investments (Total Stock Market Index Trust)
(Cost $379,108,228) - 105.14%		$362,581,855
Other assets and liabilities, net - (5.14)%		(17,731,958)

TOTAL NET ASSETS - 100.00%		$344,849,897

U. S. Government Securities Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 9.32%
Treasury Inflation-Protected
Securities (d) - 6.00%
2.00% due 01/15/2026	$3,092,450	$3,085,683
2.375% due 01/15/2027 ***	2,968,818	3,120,043
2.50% due 01/15/2029	341,051	366,523
0.875% due 04/15/2010	11,447,677	11,451,249
1.625% due 01/15/2015	349,643	356,199
2.00% due 07/15/2014	331,334	344,380

		18,724,077

U.S. Treasury Bonds - 1.87%
3.50% due 02/15/2039	2,510,000	2,273,904
4.50% due 08/15/2039	50,000	53,906
8.75% due 05/15/2020	330,000	482,316
8.875% due 08/15/2017	2,170,000	3,039,356

		5,849,482

U.S. Treasury Notes - 1.45%
2.375% due 03/31/2016	1,560,000	1,518,440
3.00% due 09/30/2016	1,460,000	1,465,817
4.00% due 08/15/2018	540,000	570,079
4.75% due 05/31/2012	880,000	960,369

		4,514,705

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,567,924)		$29,088,264

U.S. GOVERNMENT AGENCY OBLIGATIONS - 74.53%
Federal Home Loan Bank - 3.75%
4.50% due 10/09/2009 (a)	11,700,000	11,710,904
Federal Home Loan Mortgage Corp. - 31.52%
0.3894% due 05/04/2011 (a)(b)	46,000,000	46,024,564
1.75% due 06/15/2012	2,200,000	2,211,645
2.125% due 03/23/2012	2,160,000	2,200,008
5.393% due 01/01/2037 (b)	1,553,755	1,618,999

The accompanying notes are an integral part of the financial statements.
447

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
5.50% due 11/01/2035 to 01/01/2038	$37,345,119	$39,175,478
5.629% due 05/01/2037 (b)	988,184	1,044,747
5.843% due 01/01/2037 (b)	3,911,974	4,127,276
6.00% due 10/01/2010 to 12/01/2028	895,580	955,023
7.00% due 02/01/2011 to 06/01/2032	917,630	995,055
9.00% due 10/01/2017	12,148	13,510
9.50% due 08/01/2020	47,826	54,567
11.75% due 12/01/2013	977	1,006
12.00% due 07/01/2020	9,080	10,314

		98,432,192

Federal National Mortgage
Association - 35.88%
4.50% TBA **	900,000	928,969
4.75% due 11/19/2012	3,000,000	3,276,114
5.00% due 04/01/2019 to 05/01/2038	21,814,181	22,649,369
5.00% TBA **	35,725,000	36,882,945
5.354% due 12/01/2036 (b)	118,479	122,463
5.50% due 04/01/2018 to 08/01/2037	19,066,598	20,104,637
5.50% TBA **	6,800,000	7,188,875
5.586% due 05/01/2036 (b)	1,971,858	2,092,635
6.00% due 10/01/2036 to 03/01/2037	8,163,566	8,665,498
6.00% TBA **	6,220,000	6,613,613
6.50% due 02/01/2026 to 06/01/2029	483,341	521,843
7.00% due 07/01/2022 to 01/01/2034	1,389,514	1,524,524
7.50% due 09/01/2029 to 02/01/2031	284,216	312,628
8.00% due 06/01/2017 to 03/01/2033	647,082	719,662
8.50% due 08/01/2019	173,554	194,978
9.00% due 05/01/2021	10,346	11,300
11.50% due 09/01/2013 to 09/01/2019	42,525	47,530
12.00% due 01/01/2013 to 04/01/2016	113,898	129,398
12.50% due 01/01/2013 to 09/01/2015	28,722	31,803
13.50% due 11/01/2014	14,290	15,651

		112,034,435

Government National Mortgage
Association - 3.27%
5.00% TBA **	500,000	516,797
6.00% TBA **	7,700,000	8,126,673
6.50% due 02/15/2034 to 09/15/2034	749,285	808,214
7.50% due 02/15/2022 to 12/15/2027	377,729	414,036
8.50% due 06/15/2025	300,223	338,482
11.00% due 09/15/2015	1,469	1,691

		10,205,893

Tennessee Valley Authority - 0.11%
5.25% due 09/15/2039	320,000	337,639

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $226,112,693)		$232,721,063

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.20%
American Home Mortgage Assets, Series 2006-2,
Class 2A1
0.4363% due 09/25/2046 (b)	1,240,123	580,313
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
0.3263% due 06/25/2046 (b)	406,978	364,358

U. S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-8, Class 11A1
3.2733% due 11/25/2034 (b)	$236,508	$189,640
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
4.2314% due 11/25/2034 (b)	972,498	652,074
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046	3,080,000	2,680,531
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
0.5763% due 11/20/2035 (b)	581,909	313,690
Countrywide Alternative Loan Trust, Series
2006-OA10, Class 4A1
0.4363% due 08/25/2046 (b)	2,305,858	1,100,549
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
0.4363% due 09/25/2046 (b)	2,534,495	1,121,761
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
0.4563% due 06/25/2046 (b)	1,483,516	694,100
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1A
0.4563% due 07/20/2046 (b)	587,254	246,517
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
0.4463% due 07/20/2046 (b)	2,544,742	1,001,167
Countrywide Home Loans, Series
2004-12, Class 16A1
4.1852% due 08/25/2034 (b)	245,539	155,164
Countrywide Home Loans, Series
2004-20, Class 2A1
3.528% due 09/25/2034 (b)	255,058	186,320
Countrywide Home Loans, Series 2005-7, Class 2A1
0.5563% due 03/25/2035 (b)	640,214	338,164
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032	692,679	712,165
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
5.1208% due 01/25/2043 (b)	1,305,870	1,343,219
Greenpoint Mortgage Funding Trust, Series
2006-AR4, Class A1A
0.3463% due 09/25/2046 (b)	1,090,320	978,148
Harborview Mortgage Loan Trust, Series 2004-2,
Class 2A1
0.5063% due 06/19/2034 (b)	318,651	266,086
Impac CMB Trust, Series 2004-5, Class 1A1
0.6063% due 10/25/2034 (b)	205,559	143,307
Impac Secured Assets Corp., Series 2005-2,
Class A1
0.5663% due 03/25/2036 (b)	1,421,225	609,436
JPMorgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	1,900,000	1,756,953
Lehman XS Trust, Series 2005-5N, Class 3A1A
0.5463% due 11/25/2035 (b)	78,827	40,830
Luminent Mortgage Trust, Series 2006-4, Class A1A
0.4363% due 05/25/2046 (b)	1,846,140	744,265

The accompanying notes are an integral part of the financial statements.
448

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Master Adjustable Rate Mortgages Trust, Series
2004-12, Class 5A1
4.3224% due 10/25/2034 (b)	$389,881	$258,558
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
5.2014% due 12/25/2034 (b)	119,955	83,721
Master Adjustable Rate Mortgages Trust., Series
2007-3, Class 12A1
0.4463% due 05/25/2047 (b)	2,740,885	1,238,640
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
0.3163% due 06/25/2036 (b)	609,886	529,852
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
0.4363% due 09/25/2046 (b)	1,813,603	859,169
Residential Accredit Loans, Inc., Series 2005-QO3,
Class A1
0.6463% due 10/25/2045 (b)	89,693	47,833
Residential Asset Mortgage Products, Inc., Series
2002-RP1, Class A1
1.1063% due 03/25/2033 (b)(g)	29,215	19,558
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16, Class 1A2
3.9115% due 11/25/2034 (b)	70,201	54,641
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 2A1
5.1312% due 01/25/2035 (b)	35,646	27,943
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
0.4263% due 07/25/2046 (b)	1,739,968	816,611
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
0.4363% due 07/25/2046 (b)	1,908,352	852,495
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A1A
0.4563% due 08/25/2036 (b)	2,718,858	1,332,450
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.20% due 09/25/2037 (b)	1,027,216	827,380
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.1858% due 09/25/2037 (b)	1,004,542	818,023
Voyager Countrywide Delaware Trust, Series
2009-1, Class 3QB1
0.4913% IO due 03/16/2030 (b)(g)	1,507,953	404,692
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
0.5163% due 12/25/2045 (b)	1,661,855	1,004,056
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A2
0.5363% due 12/25/2045 (b)	232,427	122,584
Washington Mutual, Inc., Mortgage Pass-Through
Certificates, Series 2005-AR19, Class A1A2
0.5363% due 12/25/2045 (b)	181,706	104,209

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $43,714,687)		$25,621,172

ASSET BACKED SECURITIES - 3.99%
ACE Securities Corp., Series 2006-GP1, Class A
0.3763% due 02/25/2031 (b)	989,803	730,246

U. S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
ACE Securities Corp., Series 2006-SL3, Class A1
0.3463% due 06/25/2036 (b)	$1,478,328	$177,846
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
0.7263% due 06/25/2034 (b)	355,503	309,138
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
0.5334% due 02/15/2034 (b)	1,320,679	567,366
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
0.3834% due 07/15/2036 (b)	1,378,379	489,466
Countrywide Home Equity Loan Trust, Series
2007-GW, Class A
0.7934% due 08/15/2037 (b)	2,294,226	1,116,897
Credit Suisse Mortgage Capital Certificates, Series
2006-CF2, Class A1
0.5063% due 05/25/2036 (b)(g)	1,141,397	751,211
EMC Mortgage Loan Trust, Series 2006-A, Class A1
0.6963% due 12/25/2042 (b)(g)	429,697	238,569
GMAC Mortgage Corp. Loan Trust, Series
2004-VF1, Class A1
0.9963% due 02/25/2031 (b)(g)	2,146,074	1,192,151
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
0.4563% due 11/25/2036 (b)	2,742,880	920,083
GSAA Home Equity Trust, Series 2005-5, Class A4
0.5163% due 02/25/2035 (b)	206,327	190,674
GSAMP Trust, Series 2006-S4, Class A1
0.3363% due 05/25/2036 (b)	833,346	67,695
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
0.3763% due 06/25/2036 (b)	1,893,941	158,052
Lehman XS Trust, Series 2005-7N, Class 1A1B
0.5463% due 12/25/2035 (b)	101,908	27,185
Lehman XS Trust, Series 2006-2N, Class 1A1
0.5063% due 02/25/2046 (b)	520,001	249,233
Lehman XS Trust, Series 2006-GP3, Class 3A1A
0.3163% due 06/25/2046 (b)	491,728	452,220
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
0.5263% due 08/25/2045 (b)	152,165	140,969
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
1.7463% due 10/25/2037 (b)	2,143,909	1,396,012
Morgan Stanley ABS Capital I, Series 2004-HE8,
Class A7
0.7763% due 09/25/2034 (b)	100,766	75,067
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
0.3963% due 03/25/2036 (b)	1,047,165	170,424
Nelnet Student Loan Trust, Series 2008-4, Class A4
1.9837% due 04/25/2024 (b)	570,000	583,874
RAAC Series, Series 2006-RP3, Class A
0.5163% due 05/25/2036 (b)(g)	1,639,144	693,917
SACO I Trust, Inc., Series 2006-6, Class A
0.3763% due 06/25/2036 (b)	1,261,101	120,417
SACO I Trust, Inc., Series 2006-7, Class A1
0.3763% due 07/25/2036 (b)	1,182,138	100,481
SLM Student Loan Trust, Series 2006-5, Class A2
0.4938% due 07/25/2017 (b)	542,496	542,129

The accompanying notes are an integral part of the financial statements.
449

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
0.3563% due 02/25/2036 (b)(g)	$1,100,776	$90,251
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A
0.5063% due 03/25/2036 (b)(g)	1,792,657	921,705

TOTAL ASSET BACKED SECURITIES
(Cost $29,801,111)		$12,473,278

PREFERRED STOCKS - 0.04%
Financial - 0.04%
Federal Home Loan Mortgage Corp.,
Series Z, 8.375% *	39,750	71,947
Federal National Mortgage Association,
Series S, 8.25% *	28,575	46,006

		117,953

TOTAL PREFERRED STOCKS (Cost $1,708,125)		$117,953

OPTIONS - 0.01%
Put Options - 0.01%
U.S. Treasury Notes 10 Year Future
Expiration 11/20/2009 at $116.50	54,000	37,125

TOTAL OPTIONS (Cost $61,394)		$37,125

REPURCHASE AGREEMENTS - 6.04%
Goldman Sachs Tri-Party
Repurchase Agreement dated
09/30/2009 at 0.01% to be
repurchased at $18,850,005 on
10/01/2009, collateralized by
$17,765,000 U.S. Treasury Bonds,
4.50% due 02/15/2036 (valued at
$19,230,613, including interest)	$18,850,000	$18,850,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,850,000)		$18,850,000

SECURITIES LENDING COLLATERAL - 17.73%
Securities Lending Collateral - 17.73%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	5,529,294	55,348,230

TOTAL SECURITIES LENDING COLLATERAL
(Cost $55,355,418)		$55,348,230

SHORT TERM INVESTMENTS - 16.65%
Federal Home Loan Bank Discount
Notes	$32,000,000	$31,984,960
U.S. Treasury Bills
0.1745% due 01/14/2010	20,000,000	19,994,460

TOTAL SHORT TERM INVESTMENTS
(Cost $51,968,514)		$51,979,420

Total Investments (U.S. Government Securities Trust)
(Cost $456,139,866) - 136.51%		$426,236,505
Other assets and liabilities, net - (36.51)%		(114,005,868)

TOTAL NET ASSETS - 100.00%		$312,230,637

U. S. High Yield Bond Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 75.63%
Basic Materials - 3.21%
AbitibiBowater, Inc.
9.375% due 12/15/2021 ^	$650,000	$157,625
American Pacific Corp.
9.00% due 02/01/2015	1,560,000	1,415,700
Bowater Canada Finance Corp.
7.95% due 11/15/2011 ^	24,000	6,600
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	1,475,000	1,569,031
8.375% due 04/01/2017	8,925,000	9,493,969
Georgia-Pacific LLC
7.125% due 01/15/2017 (g)	1,030,000	1,006,825
8.25% due 05/01/2016 (g)	1,000,000	1,037,500
Huntsman International LLC
7.875% due 11/15/2014	675,000	629,438
Innophos Holdings, Inc.
9.50% due 04/15/2012 (g)	600,000	588,000
Innophos, Inc.
8.875% due 08/15/2014	2,900,000	2,929,000
Mosaic Company
7.375% due 12/01/2014 (g)	750,000	796,077
7.625% due 12/01/2016 (g)	3,150,000	3,360,155
P. H. Glatfelter Company
7.125% due 05/01/2016	725,000	705,062

		23,694,982

Communications - 19.61%
Alltel Corp.
7.875% due 07/01/2032	4,600,000	5,662,692
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	4,050,000	2,308,500
CC Holdings GS V LLC
7.75% due 05/01/2017 (g)	4,700,000	4,864,500
Centennial Communications Corp.
6.3469% due 01/01/2013 (b)(g)	3,000,000	2,925,000
8.125% due 02/01/2014	150,000	152,250
10.00% due 01/01/2013	6,326,000	6,586,947
Charter Communications Holdings II LLC
10.25% due 09/15/2010 ^	1,975,000	2,221,875
Charter Communications Operating LLC
10.00% due 04/30/2012 ^ (g)	8,701,000	8,853,267
10.375% due 04/30/2014 ^ (g)	7,865,000	8,022,300
Cricket Communications, Inc.
9.375% due 11/01/2014	7,830,000	7,947,450
Crown Castle International Corp.
9.00% due 01/15/2015	1,675,000	1,754,563
CSC Holdings, Inc.
6.75% due 04/15/2012	3,440,000	3,543,200
8.50% due 04/15/2014 (g)	1,000,000	1,050,000
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	5,600,000	5,810,000
DirecTV Holdings LLC
6.375% due 06/15/2015	320,000	324,000
EchoStar DBS Corp.
6.375% due 10/01/2011	2,150,000	2,193,000
6.625% due 10/01/2014	1,625,000	1,580,312
7.00% due 10/01/2013	600,000	604,500
7.125% due 02/01/2016	3,575,000	3,548,188
7.75% due 05/31/2015	3,425,000	3,493,500

The accompanying notes are an integral part of the financial statements.
450

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Communications (continued)
Fisher Communications, Inc.
8.625% due 09/15/2014	$4,050,000	$3,746,250
Intelsat Corp.
9.25% due 08/15/2014	3,485,000	3,572,125
9.25% due 06/15/2016	3,475,000	3,579,250
Lamar Media Corp.
9.75% due 04/01/2014	600,000	649,500
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	4,475,000	4,575,688
Nielsen Finance LLC
10.00% due 08/01/2014	1,325,000	1,331,625
11.50% due 05/01/2016	800,000	840,000
12.50 due 08/01/2016	6,700,000	5,276,250
Qwest Communications International, Inc.
8.00% due 10/01/2015 (g)	1,500,000	1,498,125
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	3,740,000	3,693,250
Qwest Corp.
3.549% due 06/15/2013 (b)	2,110,000	1,972,850
6.50% due 06/01/2017	1,250,000	1,175,000
7.50% due 06/15/2023	1,000,000	910,000
7.50% due 10/01/2014	600,000	606,000
7.875% due 09/01/2011	800,000	825,000
8.375% due 05/01/2016 (g)	450,000	465,750
8.875% due 03/15/2012	2,610,000	2,747,025
R.H. Donnelley Corp.
6.875% due 01/15/2013 ^	5,600,000	322,000
11.75% due 05/15/2015 ^	1,385,000	782,525
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016 ^	2,000,000	115,000
SBA Telecommunications, Inc.
8.00% due 08/15/2016 (g)	600,000	613,500
8.25% due 08/15/2019 (g)	700,000	721,000
Sprint Capital Corp.
6.875% due 11/15/2028	600,000	501,000
8.75% due 03/15/2032	21,695,000	20,501,775
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	3,955,000	4,073,650
United States West Communications, Inc.
6.875% due 09/15/2033	520,000	421,200
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	1,575,000	1,614,375
Videotron Ltee
6.375% due 12/15/2015	1,330,000	1,270,150
6.875% due 01/15/2014	1,881,000	1,862,190
9.125% due 04/15/2018	1,200,000	1,299,000

		145,007,097

Consumer, Cyclical - 7.10%
ALH Finance LLC
8.50% due 01/15/2013	3,745,000	3,557,750
Allison Transmission, Inc., PIK
11.25% due 11/01/2015 (g)	1,735,000	1,613,550
AMC Entertainment, Inc.
8.75% due 06/01/2019	3,775,000	3,897,687
American Tire Distributors Holdings, Inc.
6.8469% due 04/01/2012 (b)	475,000	394,250
10.75% due 04/01/2013	1,475,000	1,342,250

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Cyclical (continued)
AmeriGas Partners LP
7.125% due 05/20/2016	$2,340,000	$2,246,400
7.25% due 05/20/2015	1,557,000	1,518,075
Ameristar Casinos, Inc.
9.25% due 06/01/2014 (g)	800,000	830,000
Cinemark USA, Inc.
8.625% due 06/15/2019 (g)	5,000,000	5,168,750
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	104,721	84,824
Cooper Tire & Rubber Company
7.625% due 03/15/2027	2,430,000	1,950,075
Federated Retail Holdings, Inc.
5.35% due 03/15/2012	225,000	219,011
5.90% due 12/01/2016	1,025,000	939,097
Ford Motor Company
9.50% due 09/15/2011	600,000	606,000
General Motors Corp.
7.20% due 01/15/2011 ^	575,000	87,688
Goodyear Tire & Rubber Company
5.01% due 12/01/2009 (b)	1,450,000	1,448,188
7.857% due 08/15/2011	1,475,000	1,504,500
10.50% due 05/15/2016	550,000	596,750
Macy's Retail Holdings, Inc.
7.45% due 09/15/2011	1,150,000	1,185,917
7.45% due 10/15/2016	3,300,000	3,185,427
O'Charleys, Inc.
9.00% due 11/01/2013	5,400,000	5,238,000
Penn National Gaming, Inc.
6.875% due 12/01/2011	2,625,000	2,611,875
Regal Cinemas Corp.
8.625% due 07/15/2019 (g)	750,000	776,250
River Rock Entertainment Authority
9.75% due 11/01/2011	4,185,000	3,850,200
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013	3,315,000	3,165,825
Suburban Propane Partners LP
6.875% due 12/15/2013	423,000	418,241
Toys R Us Property Company I LLC
10.75% due 07/15/2017 (g)	2,325,000	2,499,375
Yonkers Racing Corp.
11.375% due 07/15/2016 (g)	1,500,000	1,560,000

		52,495,955

Consumer, Non-cyclical - 15.41%
Biomet, Inc.
11.625% due 10/15/2017	5,900,000	6,431,000
Carriage Services, Inc.
7.875% due 01/15/2015	1,875,000	1,757,812
Centene Corp.
7.25% due 04/01/2014	2,550,000	2,486,250
Community Health Systems, Inc.
8.875% due 07/15/2015	7,370,000	7,554,250
Cornell Companies, Inc.
10.75% due 07/01/2012	3,915,000	3,993,300
Corrections Corp. of America
6.25% due 03/15/2013	2,015,000	1,984,775
7.75% due 06/01/2017	1,650,000	1,703,625
DaVita, Inc.
6.625% due 03/15/2013	550,000	544,500

The accompanying notes are an integral part of the financial statements.
451

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
Del Monte Corp.
7.50% due 10/15/2019 (g)	$250,000	$252,500
8.625% due 12/15/2012	3,250,000	3,339,375
Education Management Corp.
8.75% due 06/01/2014	1,400,000	1,484,000
Geo Group, Inc.
8.25% due 07/15/2013	4,545,000	4,590,450
H&E Equipment Services, Inc.
8.375% due 07/15/2016	2,600,000	2,379,000
HCA, Inc.
7.875% due 02/01/2011	740,000	746,475
8.50% due 04/15/2019 (g)	2,050,000	2,142,250
9.125% due 11/15/2014	650,000	671,125
9.25% due 11/15/2016	5,950,000	6,150,813
HCA, Inc., PIK
9.625% due 11/15/2016	1,893,000	1,968,720
Health Management Associates, Inc.
6.125% due 04/15/2016	1,375,000	1,278,750
Healthsouth Corp.
10.75% due 06/15/2016	1,150,000	1,247,750
Iron Mountain, Inc.
8.00% due 06/15/2020	3,525,000	3,542,625
8.375% due 08/15/2021	250,000	257,500
Lender Processing Services, Inc.
8.125% due 07/01/2016	5,150,000	5,356,000
Mac-Gray Corp.
7.625% due 08/15/2015	3,950,000	3,890,750
Michael Foods, Inc.
8.00% due 11/15/2013	300,000	304,500
Multiplan, Inc.
10.375% due 04/15/2016 (g)	2,750,000	2,653,750
NCO Group, Inc.
11.875% due 11/15/2014	5,025,000	3,115,500
Omnicare, Inc.
6.125% due 06/01/2013	750,000	721,875
6.875% due 12/15/2015	2,345,000	2,251,200
Omnicare, Inc., Series OCR
3.25% due 12/15/2035	2,075,000	1,591,907
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	257,159
7.625% due 06/01/2016	5,407,000	5,785,614
Rural/Metro Corp.
9.875% due 03/15/2015	1,950,000	1,911,000
12.75 due 03/15/2016	3,250,000	3,087,500
Service Corp. International
6.75% due 04/01/2016	500,000	490,000
7.00% due 06/15/2017	2,755,000	2,686,125
7.50% due 04/01/2027	4,810,000	4,292,925
7.625% due 10/01/2018	1,850,000	1,863,875
7.875% due 02/01/2013	850,000	833,000
Sheridan Group, Inc.
10.25% due 08/15/2011	1,600,000	1,344,000
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	2,735,000	2,721,325
Tenet Healthcare Corp.
6.875% due 11/15/2031	635,000	495,300
9.00% due 05/01/2015 (g)	1,125,000	1,175,625
10.00% due 05/01/2018 (g)	2,125,000	2,342,813

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer, Non-cyclical (continued)
The Cooper Companies, Inc.
7.125% due 02/15/2015	$5,050,000	$4,898,500
United Surgical Partners International, Inc.
8.875% due 05/01/2017	3,410,000	3,350,325

		113,927,413

Energy - 6.53%
Calfrac Holdings LP
7.75% due 02/15/2015 (g)	2,950,000	2,857,812
El Paso Corp, Series GMTN
8.05% due 10/15/2030	700,000	646,996
El Paso Corp.
6.875% due 06/15/2014	500,000	490,000
6.95% due 06/01/2028	900,000	748,670
7.00% due 06/15/2017	3,250,000	3,185,000
7.25% due 06/01/2018	2,700,000	2,655,688
7.75% due 01/15/2032	6,415,000	5,877,410
7.80% due 08/01/2031	425,000	389,776
8.25% due 02/15/2016	975,000	999,375
Forest Oil Corp.
7.25% due 06/15/2019	1,475,000	1,379,125
8.50% due 02/15/2014 (g)	450,000	453,375
Hilcorp Energy I LP
7.75% due 11/01/2015 (g)	1,360,000	1,285,200
9.00% due 06/01/2016 (g)	3,980,000	3,950,150
Key Energy Services, Inc.
8.375% due 12/01/2014	4,450,000	4,227,500
National Oilwell Varco, Inc., Series B
6.125% due 08/15/2015	24,000	24,446
Sabine Pass LNG LP
7.50% due 11/30/2016	14,825,000	12,656,844
7.50% due 11/30/2016 (g)	1,250,000	1,067,188
SandRidge Energy, Inc.
8.00% due 06/01/2018 (g)	1,475,000	1,419,687
SandRidge Energy, Inc., PIK
8.625% due 04/01/2015	2,375,000	2,354,219
Swift Energy Company
7.125% due 06/01/2017	1,050,000	913,500
Tennessee Gas Pipeline Company
8.00% due 02/01/2016	600,000	681,000

		48,262,961

Financial - 11.91%
Altra Industrial Motion, Inc.
9.00% due 12/01/2011	3,535,000	3,605,700
American General Finance Corp, Series MTN
5.75% due 09/15/2016	500,000	347,113
American General Finance Corp.
6.90% due 12/15/2017	3,425,000	2,395,380
Chukchansi Economic Development Authority
4.9125% due 11/15/2012 (b)(g)	1,439,000	1,108,030
8.00% due 11/15/2013 (g)	1,555,000	1,228,450
CIT Group, Inc.
5.65% due 02/13/2017 ^	1,563,000	977,356
5.80% due 10/01/2036	875,000	524,729
6.00% due 04/01/2036	8,205,000	4,740,357
7.625% due 11/30/2012 ^	1,300,000	846,704
Citigroup, Inc.
5.00% due 09/15/2014	2,525,000	2,402,752
5.625% due 08/27/2012	1,500,000	1,516,668

The accompanying notes are an integral part of the financial statements.
452

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial (continued)
Citigroup, Inc. (continued)
5.875% due 02/22/2033	$2,375,000	$1,968,469
6.00% due 10/31/2033	1,550,000	1,297,082
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (g)	2,550,000	2,604,891
Ford Motor Credit Company LLC
7.00% due 10/01/2013	2,710,000	2,543,644
7.25% due 10/25/2011	100,000	97,121
7.375% due 10/28/2009	3,725,000	3,725,965
8.00% due 12/15/2016	7,600,000	7,051,022
GMAC LLC
6.00% due 12/15/2011 (g)	956,000	884,300
HRPT Properties Trust
6.25% due 06/15/2017	1,500,000	1,351,860
HUB International Holdings, Inc.
10.25% due 06/15/2015 (g)	5,525,000	5,145,156
KAR Holdings, Inc.
8.75% due 05/01/2014	1,375,000	1,361,250
10.00% due 05/01/2015	10,555,000	10,607,775
Lehman Brothers Holdings, Inc.
7.875% due 08/15/2010 ^	3,400,000	578,000
National Retail Properties, Inc.
5.125% due 06/15/2028	3,675,000	3,886,313
6.875% due 10/15/2017	1,250,000	1,147,578
NSG Holdings, Inc.
7.75% due 12/15/2025 (g)	2,445,000	2,188,275
Nuveen Investments, Inc.
10.50% due 11/15/2015 (g)	14,495,000	12,538,175
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015	1,425,000	969,000
Realty Income Corp.
6.75% due 08/15/2019	3,226,000	3,142,069
USI Holdings Corp.
9.75% due 05/15/2015 (g)	5,250,000	4,652,812
Ventas Realty LP, Series 1
6.50% due 06/01/2016	675,000	654,750

		88,088,746

Industrial - 4.39%
Allied Waste North America, Inc.
6.50% due 11/15/2010	700,000	722,750
6.875% due 06/01/2017	725,000	765,728
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	200,000	207,654
7.125% due 05/15/2016	3,175,000	3,349,625
Crown Americas LLC
7.625% due 05/15/2017 (g)	500,000	505,000
Crown Holdings, Inc.
8.00% due 04/15/2023	5,165,000	4,906,750
Graham Packaging Company
9.875% due 10/15/2014	2,250,000	2,311,875
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	3,450,000	3,381,000
L-3 Communications Corp.
5.875% due 01/15/2015	3,350,000	3,333,250
Muzak Finance Corp.
13.00% due 03/15/2010 ^	700,000	35,000
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	4,115,000	3,446,313

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial (continued)
Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016	$750,000	$761,250
8.25% due 05/15/2013	2,525,000	2,581,812
Owens-Illinois, Inc.
7.80% due 05/15/2018	850,000	852,125
RailAmerica, Inc.
9.25% due 07/01/2017 (g)	3,475,000	3,640,063
Trailer Bridge, Inc.
9.25% due 11/15/2011	1,750,000	1,638,438

		32,438,633

Technology - 4.37%
Affiliated Computer Services, Inc.
5.20% due 06/01/2015	6,900,000	6,779,250
First Data Corp.
9.875% due 09/24/2015	4,375,000	4,041,406
10.55% due 09/24/2015	4,725,000	4,063,500
Open Solutions, Inc.
9.75% due 02/01/2015 (g)	545,000	376,731
Seagate Technology HDD Holdings
6.375% due 10/01/2011	750,000	750,000
6.80% due 10/01/2016	2,475,000	2,270,813
Seagate Technology International
10.00% due 05/01/2014 (g)	250,000	273,125
SunGard Data Systems, Inc.
4.875% due 01/15/2014	1,360,000	1,224,000
9.125% due 08/15/2013	505,000	510,050
10.25% due 08/15/2015	11,815,000	12,051,300

		32,340,175

Utilities - 3.10%
Calpine Construction Finance Company LP
8.00% due 06/01/2016 (g)	2,750,000	2,818,750
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (g)	6,410,000	6,426,025
NRG Energy, Inc.
7.25% due 02/01/2014	450,000	442,125
7.375% due 02/01/2016	6,159,000	5,958,833
7.375% due 01/15/2017	7,550,000	7,304,625

		22,950,358

TOTAL CORPORATE BONDS (Cost $530,417,737)		$559,206,320

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.14%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (g)	1,250,000	1,025,437

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,249,978)		$1,025,437

COMMON STOCKS - 0.02%
Consumer, Cyclical - 0.02%
Tropicana Entertainment LLC	7,500	125,003

TOTAL COMMON STOCKS (Cost $750,000)		$125,003

PREFERRED STOCKS - 0.08%
Consumer, Cyclical - 0.02%
Tropicana Entertainment LLC	1,270	127,000

The accompanying notes are an integral part of the financial statements.
453

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Financial - 0.06%
Preferred Blocker, Inc., 7.00% (g)	847	$492,557

TOTAL PREFERRED STOCKS (Cost $296,288)		$619,557

TERM LOANS - 19.49%
Basic Materials - 1.04%
Bolthouse, Term Loan B
2.5625% due 06/30/2012 (b)	223,585	217,856
Celanese Holdings LLC, Letter of Credit
2.0088% due 04/02/2014 (b)	1,561,351	1,461,424
Celanese Holdings LLC, Tranche B
2.345% due 04/02/2014 (b)	166,667	157,875
Georgia-Pacific Corp., Tranche B
5.00% due 12/23/2012 (b)	2,463,063	2,366,080
Georgia-Pacific Corp., Tranche B1
2.3471% due 12/22/2012 (b)	1,790,917	1,720,399
Huntsman International LLC
1.9963% due 04/19/2014 (b)	1,936,882	1,782,174

		7,705,808

Communications - 2.63%
Barrington Broadcasting Company
4.6961% due 08/11/2013 (b)	1,475,627	968,996
Centennial Cellular Operating
2.2463% due 02/09/2011 (b)	904,545	893,562
Charter Communications Operating LLC, Tranche 3
0.00% due 03/01/2014 (b)	750,000	652,969
Charter Communications Operating LLC, Tranche B
6.25% due 03/06/2014 (b)	1,729,299	1,647,158
Citadel Broadcasting Corp.
2.1637% due 06/12/2014 (b)	1,250,000	806,875
Crown Castle International Corp.
1.7825% due 03/05/2014 (b)	2,324,250	2,198,999
Getty Images, Inc.
6.25% due 07/02/2015 (b)	441,563	443,329
Gray Television, Inc.
3.76% due 12/31/2014 (b)	4,880,224	3,965,182
Intelsat Corp., Term Loan B2A
2.7531% due 01/03/2014 (b)	827,080	784,692
Intelsat Corp., Term Loan B2B
2.7531% due 01/03/2014 (b)	826,828	784,453
Intelsat Corp., Term Loan B2C
2.7531% due 01/03/2014 (b)	826,828	784,453
Intelsat, Ltd., Tranche B
2.7531% due 07/28/2011 (b)	2,069,540	1,973,492
Level 3 Communications, Inc.
2.6829% due 03/01/2014 (b)	1,250,000	1,102,500
Local TV Finance LLC
2.25% due 05/07/2013 (b)	1,891,571	1,478,578
MetroPCS Wireless, Inc., Term Loan B
2.6611% due 11/03/2013 (b)	992,347	945,359

		19,430,597

Consumer, Cyclical - 4.15%
Alliance Laundry Systems
3.0101% due 01/27/2012 (b)	520,000	494,989
Allison Transmission, Inc., Tranche B
7.535% due 08/07/2014 (b)	1,745,434	1,515,523
Federal Mogul Corp., Tranche B
2.1952% due 12/27/2014 (b)	2,905,348	2,215,328

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Consumer, Cyclical (continued)
Federal Mogul Corp., Tranche C
2.1862% due 12/27/2015 (b)	$2,327,724	$1,774,890
Ford Motor Company, Tranche B
3.4940% due 11/29/2013 (b)	7,600,624	6,730,626
Greektown Holdings LLC
7.00% due 03/23/2014 (b)	758,453	637,100
11.75% due 12/31/2009 (b)	4,361,878	4,372,783
Greektown Holdings LLC, Tranche B
7.00% due 12/03/2012 (b)	1,600,000	1,344,000
Greenwood Racing
2.50% due 11/14/2011 (b)	2,432,408	2,371,598
HMSC Corp.
5.7463% due 04/03/2014 (b)	1,300,000	650,000
HMSC Corp., First Lien
2.9625% due 04/03/2014 (b)	388,995	272,297
Iconix Brand Group, Inc.
2.50% due 11/07/2013 (b)	425,095	408,091
Live Nation Worldwide, Inc.
3.5127% due 12/21/2013 (b)	844,984	785,835
National Cinemedia LLC
2.05% due 02/13/2015 (b)	512,000	483,328
Penn National Gaming, Inc.
2.0138% due 05/26/2012 (b)	4,528,492	4,375,655
Pep Boys - Manny, Moe & Jack
2.360% due 01/31/2013 (b)	235,952	223,564
Regal Cinemas Corp.
4.0325% due 11/10/2010 (b)	189,409	188,196
Riviera Holding Corp.
4.680% due 06/08/2014 (b)	1,250,000	675,000
Tire Rack Holdings, Inc.
2.00% due 06/24/2012 (b)	1,235,374	1,138,603

		30,657,406

Consumer, Non-cyclical - 3.77%
Acosta, Inc.
2.50% due 07/28/2013 (b)	992,327	942,711
AGA Medical Corp., Tranche B
2.25% due 04/28/2013 (b)	3,200,000	2,688,000
AmWINS Group, Inc., First Lien
2.8405% due 06/07/2013 (b)	2,002,330	1,491,736
AmWINS Group, Inc., Second Lien
5.79% due 06/07/2014 (b)	3,377,865	1,857,826
Carestream Health, Inc., Tranche B
7.32% due 04/30/2013 (b)	689,714	640,682
Coinmach Laundry Corp.
3.43% due 12/19/2012 (b)	984,962	815,877
Community Health Systems, Inc., Tranche B
2.6107% due 06/30/2014 (b)	4,584,951	4,302,977
Community Health Systems, Inc., Tranche Delayed
Draw
2.4963% due 06/30/2014 (b)	233,904	219,518
Dole Foods Company, Tranche B
8.000% due 04/12/2013 (b)	617,948	624,606
Dole Foods Company, Tranche C
8.000% due 04/12/2013 (b)	2,302,530	2,327,340
Dole Foods, Letter of Credit
7.495% due 04/12/2013 (b)	354,415	358,234
Education Management Corp., Tranche C
2.0625% due 05/29/2011 (b)	690,134	654,957

The accompanying notes are an integral part of the financial statements.
454

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Consumer, Non-cyclical (continued)
Goodyear Tire & Rubber Company, Tranche 2
7.10% due 04/30/2014 (b)	$4,000,000	$3,728,572
HCA, Inc., Tranche A
1.7825% due 11/18/2012 (b)	2,750,000	2,570,563
Health Management Associates, Inc.
2.0325% due 02/28/2014 (b)	1,308,742	1,226,455
Healthsouth Corp., Tranche B
2.5499% due 03/10/2013 (b)	1,534,167	1,473,440
Rural/Metro Operating Company, LLC
3.740% due 03/04/2011 (b)	193,966	190,086
Rural/Metro Operating Company, LLC, Tranche B1
3.750% due 03/04/2011 (b)	241,379	236,552
Sun Healthcare Group, Inc.
2.6545% due 04/12/2014 (b)	1,369,258	1,273,410
Sun Healthcare Group, Inc., Letter of Credit
2.2825% due 04/12/2014 (b)	288,624	268,420

		27,891,962

Energy - 3.23%
Covanta Energy Corp., Letter of Credit
1.6869% due 02/02/2014 (b)	1,060,696	1,008,457
Covanta Energy Corp., Tranche B
1.75% due 02/02/2014 (b)	2,106,062	2,002,338
Dynegy Holdings, Inc.
4.000% due 04/02/2013 (b)	3,283,980	3,153,649
Dynegy Holdings, Inc., Tranche B
4.000% due 03/31/2013 (b)	164,573	158,041
Longview Power LLC, Letter of Credit
2.5625% due 02/28/2013 (b)	166,667	149,167
Longview Power LLC, Tranche B
2.5625% due 02/28/2014 (b)	500,000	447,500
Longview Power LLC, Tranche Delayed Draw
2.5625% due 02/28/2014 (b)	583,333	522,083
Texas Competitive Electric Holdings Company LLC
3.7539% due 10/10/2014 (b)	15,575,996	12,231,051
Texas Competitive Electric Holdings Company
LLC, Delayed Draw
3.75375% due 10/10/2014 (b)	500,000	389,444
TPF Generation Holdings LLC
3.22% due 12/15/2011 (b)	118,879	112,426
TPF Generation Holdings LLC, Letter of Credit
2.5975% due 12/15/2013 (b)	379,224	358,638
TPF Generation Holdings LLC, Tranche 2
4.504% due 12/15/2014 (b)	2,800,000	2,405,668
TPF Generation Holdings LLC, Tranche B
2.2463% due 12/15/2013 (b)	1,034,287	975,303

		23,913,765

Financial - 1.94%
Capital Automotive LP
2.02% due 12/16/2010 (b)	5,297,662	4,562,611
CCM Merger, Inc.
8.50% due 07/21/2012 (b)	3,307,454	3,084,201
Emdeon Business Services LLC, First Lien
2.29% due 11/16/2013 (b)	455,786	435,846
Emdeon Business Services LLC, Second Lien
5.29% due 05/16/2014 (b)	1,200,000	1,147,500
Linsco/Private Ledger Corp., Tranche B
7.7694% due 06/27/2013 (b)	2,346,016	2,214,052

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Financial (continued)
Nuveen Investments, Inc.
3.3856% due 11/13/2014 (b)	$819,634	$707,344
TD Ameritrade Holding Corp.
1.74% due 12/31/2012 (b)	575,000	562,954
VNU Nielsen Financial LLC
2.2494% due 08/09/2013 (b)	1,770,627	1,632,771

		14,347,279

Industrial - 0.71%
Coffeyville Resources, Inc., Letter of Credit
8.75% due 12/28/2010 (b)	493,694	494,003
Coffeyville Resources, Inc., Tranche D
8.50% due 12/28/2013 (b)	2,843,882	2,758,565
Graham Packaging Company
2.5542% due 10/07/2011 (b)	1,243,622	1,212,144
Rexnord Holdings, Inc.
7.3606% due 02/21/2013 (b)	1,481,528	814,840

		5,279,552

Technology - 0.99%
Affiliated Computer Services, Inc.
2.2463% due 03/29/2013 (b)	418,773	416,287
First Data Corp., Tranche B2
3.03547% due 09/24/2014 (b)	1,598,096	1,373,679
First Data Corp., Tranche B3
0.00% due 09/24/2014 (b)	400,000	343,440
Reynolds & Reynolds Company, Inc.
2.2463% due 10/24/2012 (b)	154,523	135,304
SunGard Data Systems, Inc., Tranche B1
7.8753% due 01/31/2013 (b)	671,859	629,028
Vertafore, Inc.
5.50% due 03/15/2012 (b)	994,911	940,191
Vertafore, Inc., 2nd Lien Term Loan
6.1431% due 01/24/2013 (b)	1,250,000	1,012,500
Web Services Company LLC
7.00% due 08/04/2014 (b)	2,481,242	2,468,836

		7,319,265

Utilities - 1.03%
Calpine Corp.
3.165% due 03/29/2014 (b)	5,730,970	5,211,601
NRG Energy, Inc.
2.0223% due 02/01/2013 (b)	1,515,874	1,436,448
NRG Energy, Inc., Letter of Credit
0.1825% due 02/01/2013 (b)	815,080	772,373
NSG Holdings
1.799% due 06/15/2014 (b)	144,126	136,199
NSG Holdings, Letter of Credit
1.799% due 06/15/2014 (b)	24,169	22,840

		7,579,461

TOTAL TERM LOANS (Cost $137,833,262)		$144,125,095

The accompanying notes are an integral part of the financial statements.
455

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.64%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$26,916,007 on 10/01/2009,
collateralized by $26,060,000
Federal Home Loan Bank, 0.93%
due 03/30/2010 (valued at
$26,255,450, including interest)
and $960,000 U.S. Treasury
Notes, 3.25% due 12/31/2009
(valued at $975,168, including
interest) and $230,000 U.S.
Treasury Notes, 1.125% due
01/15/2012 (valued at $230,184,
including interest)	$26,916,000	$26,916,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,916,000)		$26,916,000

Total Investments (U.S. High Yield Bond Trust)
(Cost $697,463,265) - 99.00%		$732,017,412
Other assets and liabilities, net - 1.00%		7,395,675

TOTAL NET ASSETS - 100.00%		$739,413,087

U. S. Multi Sector Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.30%
Basic Materials - 2.01%
Air Products & Chemicals, Inc.	1,100	$85,338
Biogen Idec, Inc. *	21,100	1,065,972
Dow Chemical Company	33,300	868,131
Eli Lilly & Company	369,800	12,214,494
Freeport-McMoRan Copper & Gold, Inc.,
Class B	10,600	727,266
Lubrizol Corp.	1,300	92,898
Nucor Corp.	7,800	366,678
Reliance Steel & Aluminum Company	2,700	114,912
Southern Copper Corp. (a)	37,000	1,135,530
The Sherwin-Williams Company	16,600	998,656

		17,669,875
Communications - 13.26%
Akamai Technologies, Inc. *	5,000	98,400
Amazon.com, Inc. *	27,300	2,548,728
AT&T, Inc.	298,005	8,049,115
Cablevision Systems Corp., Class A	7,200	171,000
CenturyTel, Inc.	17,400	584,640
Cisco Systems, Inc. *	1,111,600	26,167,064
Comcast Corp., Class A	67,200	1,135,008
Corning, Inc.	57,400	878,794
DIRECTV Group, Inc. * (a)	20,400	562,632
Discovery Communications, Inc., Series A *	9,100	262,899
eBay, Inc. *	280,900	6,632,049
Equinix, Inc. *	1,000	92,000
Expedia, Inc. *	7,500	179,625
Frontier Communications Corp.	6,000	45,240
Google, Inc., Class A *	58,760	29,136,146

U. S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Juniper Networks, Inc. *	10,300	$278,306
Liberty Media Corp. - Entertainment, Series A *	8,100	251,991
McAfee, Inc. *	12,600	551,754
McGraw-Hill Companies, Inc.	6,400	160,896
MetroPCS Communications, Inc. *	7,600	71,136
Motorola, Inc.	119,500	1,026,505
News Corp., Class A	7,900	94,721
Priceline.com, Inc. *	1,820	301,792
QUALCOMM, Inc.	617,500	27,775,150
Symantec Corp. *	43,500	716,445
Time Warner Cable, Inc.	8,505	366,481
Time Warner, Inc.	5,833	167,874
Verizon Communications, Inc.	250,400	7,579,608
Viacom, Inc., Class B *	11,300	316,852
Yahoo!, Inc. *	22,800	406,068

		116,608,919
Consumer, Cyclical - 10.52%
Abercrombie & Fitch Company, Class A (a)	9,600	315,648
Advance Auto Parts, Inc.	7,600	298,528
American Eagle Outfitters, Inc.	16,500	278,190
AutoNation, Inc. * (a)	15,600	282,048
AutoZone, Inc. * (a)	9,030	1,320,367
Bed Bath & Beyond, Inc. * (a)	38,700	1,452,798
Best Buy Company, Inc.	28,100	1,054,312
CarMax, Inc. *	9,800	204,820
Coach, Inc.	96,200	3,166,904
Copart, Inc. *	5,100	169,371
Darden Restaurants, Inc.	6,600	225,258
Dollar Tree, Inc. *	14,500	705,860
Family Dollar Stores, Inc.	17,800	469,920
Fastenal Company (a)	8,600	332,820
Genuine Parts Company	4,100	156,046
Harley-Davidson, Inc. (a)	16,000	368,000
Home Depot, Inc. (a)	415,800	11,076,912
International Game Technology	8,200	176,136
J.C. Penney Company, Inc.	5,400	182,250
Johnson Controls, Inc.	16,200	414,072
Kohl's Corp. *	33,700	1,922,585
Limited Brands, Inc.	16,900	287,131
Lowe's Companies, Inc.	136,300	2,854,122
Macy's, Inc.	5,400	98,766
Marriott International, Inc., Class A	7,227	199,393
McDonald's Corp.	93,000	5,307,510
NIKE, Inc., Class B	2,700	174,690
Nordstrom, Inc. (a)	11,700	357,318
NVR, Inc. *	227	144,683
O'Reilly Automotive, Inc. *	12,100	437,294
Penn National Gaming, Inc. *	2,100	58,086
PetSmart, Inc.	16,000	348,000
Polo Ralph Lauren Corp., Class A	5,300	406,086
Pulte Homes, Inc. *	16,800	184,632
Ross Stores, Inc.	12,000	573,240
Sears Holdings Corp. * (a)	2,400	156,744
Staples, Inc.	24,400	566,568
Starbucks Corp. *	49,000	1,011,850
Target Corp.	29,000	1,353,720

The accompanying notes are an integral part of the financial statements.
456

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
The Gap, Inc.	32,400	$693,360
TJX Companies, Inc.	6,300	234,045
Toll Brothers, Inc. *	3,400	66,436
Urban Outfitters, Inc. *	7,900	238,343
Walgreen Company	345,800	12,957,126
Wal-Mart Stores, Inc.	795,200	39,036,368
Yum! Brands, Inc.	5,400	182,304

		92,500,660
Consumer, Non-cyclical - 41.17%
Abbott Laboratories	251,000	12,416,970
Allergan, Inc.	12,200	692,472
Alliance Data Systems Corp. * (a)	5,200	317,616
Altria Group, Inc.	425,100	7,571,031
AmerisourceBergen Corp.	57,700	1,291,326
Amgen, Inc. *	328,000	19,755,440
Apollo Group, Inc., Class A * (a)	73,000	5,377,910
Archer-Daniels-Midland Company	21,900	639,918
Avon Products, Inc.	46,500	1,579,140
Baxter International, Inc.	12,700	724,027
Boston Scientific Corp. *	7,300	77,307
Bristol-Myers Squibb Company	255,100	5,744,852
C.R. Bard, Inc.	3,300	259,413
Campbell Soup Company	19,500	636,090
Cardinal Health, Inc.	31,000	830,800
Career Education Corp. *	2,900	70,702
CareFusion Corp. *	15,500	337,900
Cephalon, Inc. * (a)	4,200	244,608
Church & Dwight, Inc.	2,200	124,828
Clorox Company	23,800	1,399,916
Coca-Cola Enterprises, Inc.	25,200	539,532
Colgate-Palmolive Company	151,900	11,586,932
Constellation Brands, Inc., Class A *	11,200	169,680
Covance, Inc. *	1,600	86,640
Coventry Health Care, Inc. *	21,200	423,152
DaVita, Inc. *	4,200	237,888
Dean Foods Company *	6,100	108,519
Dendreon Corp. * (a)	6,500	181,935
Dun & Bradstreet Corp.	1,700	128,044
Edwards Lifesciences Corp. *	2,800	195,748
Endo Pharmaceutical Holdings, Inc. *	4,900	110,887
Estee Lauder Companies, Inc., Class A	14,200	526,536
Express Scripts, Inc. *	18,900	1,466,262
Forest Laboratories, Inc. *	104,900	3,088,256
General Mills, Inc.	37,300	2,401,374
Gen-Probe, Inc. *	1,600	66,304
Genzyme Corp. *	6,600	374,418
Gilead Sciences, Inc. *	62,300	2,901,934
Global Payments, Inc.	19,800	924,660
Green Mountain Coffee Roasters, Inc. * (a)	1,200	88,608
H & R Block, Inc.	30,500	560,590
H.J. Heinz Company	12,100	480,975
Hansen Natural Corp. *	6,200	227,788
Hershey Company	27,700	1,076,422
Humana, Inc. *	2,300	85,790
Inverness Medical Innovations, Inc. *	4,700	182,031
Iron Mountain, Inc. *	5,300	141,298

U. S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
ITT Educational Services, Inc. * (a)	20,600	$2,274,446
J.M. Smucker Company	3,700	196,137
Johnson & Johnson	675,500	41,131,195
Kellogg Company	35,700	1,757,511
Kimberly-Clark Corp.	71,700	4,228,866
King Pharmaceuticals, Inc. *	11,300	121,701
Kraft Foods, Inc., Class A	42,576	1,118,471
Life Technologies Corp. *	3,600	167,580
Lorillard, Inc.	6,800	505,240
Manpower, Inc.	3,100	175,801
McKesson Corp.	37,000	2,203,350
Medco Health Solutions, Inc. *	9,600	530,976
Medtronic, Inc.	186,500	6,863,200
Merck & Company, Inc. (a)	498,700	15,773,881
Mylan, Inc. * (a)	13,500	216,135
Myriad Genetics, Inc. *	8,500	232,900
Netflix, Inc. * (a)	3,200	147,744
Omnicare, Inc.	12,300	276,996
Pepsi Bottling Group, Inc.	12,300	448,212
PepsiCo, Inc.	382,200	22,419,852
Pfizer, Inc. (a)	2,952,600	48,865,530
Philip Morris International, Inc.	446,800	21,777,032
Procter & Gamble Company	326,500	18,910,880
Quest Diagnostics, Inc.	13,000	678,470
Ralcorp Holdings, Inc. *	2,100	122,787
ResMed, Inc. *	3,800	171,760
Schering-Plough Corp.	60,800	1,717,600
Strayer Education, Inc. (a)	840	182,851
Stryker Corp.	10,500	477,015
SUPERVALU, Inc.	10,779	162,332
Sysco Corp.	13,600	337,960
The Coca-Cola Company	690,600	37,085,220
The Kroger Company	30,900	637,776
The Scotts Miracle-Gro Company, Class A	3,600	154,620
Tyson Foods, Inc., Class A	15,300	193,239
UnitedHealth Group, Inc.	740,600	18,544,624
Vertex Pharmaceuticals, Inc. *	11,400	432,060
Watson Pharmaceuticals, Inc. *	4,700	172,208
WellPoint, Inc. *	136,700	6,474,112
Whole Foods Market, Inc. * (a)	9,700	295,753
Wyeth	260,400	12,650,232
Zimmer Holdings, Inc. *	52,800	2,822,160

		362,110,884
Energy - 9.49%
Anadarko Petroleum Corp.	5,200	326,196
Apache Corp.	2,660	244,268
Baker Hughes, Inc.	4,500	191,970
BJ Services Company	16,500	320,595
Chevron Corp.	355,900	25,066,037
Cimarex Energy Company	5,300	229,596
CMS Energy Corp.	12,500	167,500
ConocoPhillips Company	131,700	5,947,572
ENSCO International, Inc.	4,800	204,192
Exxon Mobil Corp.	684,000	46,929,240
Nabors Industries, Ltd. *	12,700	265,430
Noble Energy, Inc.	4,700	310,012

The accompanying notes are an integral part of the financial statements.
457

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued (showing percentage of total net assets)

U. S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Occidental Petroleum Corp.	11,400	$893,760
Patterson-UTI Energy, Inc.	14,800	223,480
Plains Exploration & Production Company *	4,800	132,768
Southwestern Energy Company *	13,400	571,912
Sunoco, Inc.	12,400	352,780
Valero Energy Corp.	44,700	866,733
XTO Energy, Inc.	5,525	228,293

		83,472,334
Financial - 3.31%
Affiliated Managers Group, Inc. *	1,200	78,012
AFLAC, Inc.	10,100	431,674
Allstate Corp.	43,200	1,322,784
Aon Corp.	2,300	93,587
Arthur J. Gallagher & Company	6,800	165,716
Assurant, Inc.	7,400	237,244
Bank of America Corp.	159,500	2,698,740
BB&T Corp.	32,600	888,024
BlackRock, Inc.	840	182,129
Brown & Brown, Inc.	13,800	264,408
Capital One Financial Corp.	6,400	228,672
Chubb Corp.	29,300	1,477,013
CIGNA Corp.	17,200	483,148
Citigroup, Inc.	90,600	438,504
CME Group, Inc.	1,920	591,725
CNA Financial Corp. * (a)	8,500	205,190
Comerica, Inc.	8,200	243,294
Cullen Frost Bankers, Inc.	3,200	165,248
Fidelity National Financial, Inc., Class A	15,100	227,708
Fidelity National Information Services, Inc.	7,400	188,774
First American Corp.	5,300	171,561
First Horizon National Corp. *	6,397	84,632
Franklin Resources, Inc.	2,610	262,566
Goldman Sachs Group, Inc.	31,600	5,825,460
Hartford Financial Services Group, Inc.	11,900	315,350
HCC Insurance Holdings, Inc.	8,700	237,945
IntercontinentalExchange, Inc. *	2,700	262,413
JPMorgan Chase & Company	13,100	574,042
Markel Corp. *	720	237,470
Marsh & McLennan Companies, Inc.	25,000	618,250
MetLife, Inc.	16,800	639,576
Morgan Stanley	35,700	1,102,416
NYSE Euronext	3,000	86,670
Old Republic International Corp.	14,325	174,479
People's United Financial, Inc.	12,900	200,724
Progressive Corp. *	20,500	339,890
Prudential Financial, Inc.	6,500	324,415
SEI Investments Company	16,500	324,720
State Street Corp.	4,800	252,480
TD Ameritrade Holding Corp. *	4,400	86,328
The Travelers Companies, Inc.	78,800	3,879,324
Torchmark Corp.	5,300	230,179
U.S. Bancorp	14,900	325,714
Unum Group	16,400	351,616
W.R. Berkley Corp.	12,700	321,056
Wells Fargo & Company	44,600	1,256,828

		29,097,698

U. S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial - 2.43%
3M Company	87,600	$6,464,880
Amphenol Corp., Class A	3,200	120,576
Arrow Electronics, Inc. *	5,700	160,455
Avnet, Inc. *	7,100	184,387
C.H. Robinson Worldwide, Inc.	8,000	462,000
Danaher Corp.	3,200	215,424
Deere & Company	1,900	81,548
Energizer Holdings, Inc. *	5,900	391,406
FedEx Corp.	3,700	278,314
FLIR Systems, Inc. *	3,600	100,692
General Dynamics Corp.	51,600	3,333,360
General Electric Company	106,600	1,750,372
Goodrich Corp.	4,500	244,530
Leggett & Platt, Inc.	13,600	263,840
Martin Marietta Materials, Inc.	1,800	165,726
Pactiv Corp. *	12,000	312,600
Parker-Hannifin Corp.	5,500	285,120
Rockwell Collins, Inc.	1,800	91,440
Textron, Inc.	7,300	138,554
United Parcel Service, Inc., Class B	30,000	1,694,100
United Technologies Corp.	59,200	3,607,056
URS Corp. *	6,200	270,630
Vulcan Materials Company	3,800	205,466
W.W. Grainger, Inc.	1,300	116,168
Waste Management, Inc.	14,500	432,390

		21,371,034
Technology - 13.76%
Adobe Systems, Inc. *	2,900	95,816
Affiliated Computer Services, Inc., Class A *	5,500	297,935
Altera Corp.	16,400	336,364
Analog Devices, Inc.	2,900	79,982
Apple, Inc. *	28,370	5,258,947
Automatic Data Processing, Inc.	15,100	593,430
BMC Software, Inc. *	6,700	251,451
Broadcom Corp., Class A *	23,200	712,008
Brocade Communications Systems, Inc. *	12,200	95,892
Cerner Corp. *	5,000	374,000
Citrix Systems, Inc. *	15,700	615,911
Cognizant Technology Solutions Corp.,
Class A *	14,900	576,034
Computer Sciences Corp. *	5,100	268,821
Cree, Inc. *	4,800	176,400
Dell, Inc. *	128,900	1,967,014
EMC Corp. *	47,200	804,288
FactSet Research Systems, Inc. (a)	1,300	86,112
Fiserv, Inc. *	6,600	318,120
Hewlett-Packard Company	43,000	2,030,030
International Business Machines Corp.	100,050	11,966,980
Intuit, Inc. *	9,600	273,600
L-3 Communications Holdings, Inc.	4,400	353,408
Microsoft Corp.	1,839,700	47,629,833
NetApp, Inc. *	3,600	96,048
NVIDIA Corp. *	36,800	553,104
Oracle Corp.	2,057,000	42,867,880
Red Hat, Inc. *	10,600	292,984
SanDisk Corp. *	19,800	429,660

The accompanying notes are an integral part of the financial statements.
458

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U. S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology (continued)
Texas Instruments, Inc.	39,700	$940,493
VMware, Inc., Class A *	5,200	208,884
Western Digital Corp. *	13,200	482,196

		121,033,625
Utilities - 0.35%
AES Corp. *	6,200	91,884
Aqua America, Inc.	8,200	144,648
Consolidated Edison, Inc.	16,200	663,228
FPL Group, Inc.	5,000	276,150
PG&E Corp.	26,800	1,085,132
Pinnacle West Capital Corp.	5,100	167,382
Progress Energy, Inc.	3,400	132,804
Southern Company	15,900	503,553

		3,064,781

TOTAL COMMON STOCKS (Cost $819,156,426)		$846,929,810

SECURITIES LENDING COLLATERAL - 9.61%
Securities Lending Collateral - 9.61%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	8,441,437	84,498,781

TOTAL SECURITIES LENDING COLLATERAL
(Cost $84,506,188)		$84,498,781

REPURCHASE AGREEMENTS - 3.32%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$29,202,008 on 10/01/2009,
collateralized by $29,675,000
Federal National Mortgage
Association, 4.72% due
01/22/2018 (valued at
$29,786,281, including interest)	$29,202,000	$29,202,000

TOTAL REPURCHASE AGREEMENTS
(Cost $29,202,000)		$29,202,000

Total Investments (U.S. Multi Sector Trust)
(Cost $932,864,614) - 109.23%		$960,630,591
Other assets and liabilities, net - (9.23)%		(81,154,544)

TOTAL NET ASSETS - 100.00%		$879,476,047

Utilities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.65%
Communications - 29.54%
America Movil SAB de CV, Series L, ADR	45,780	$2,006,537
American Tower Corp., Class A *	27,800	1,011,920
AT&T, Inc.	136,610	3,689,836
Cellcom Israel, Ltd.	146,630	4,461,951
CenturyTel, Inc.	57,700	1,938,720
China Unicom, Ltd., ADR (a)	5,000	71,200
Comcast Corp., Class A	131,500	2,114,520

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications (continued)
Crown Castle International Corp. *	2,400	$75,264
DIRECTV Group, Inc. * (a)	11,200	308,896
Frontier Communications Corp.	117,000	882,180
Global Village Telecom Holding SA *	26,200	599,689
Koninklijke KPN NV	160,390	2,661,699
Leap Wireless International, Inc. *	11,800	230,690
MetroPCS Communications, Inc. * (a)	121,400	1,136,304
Mobile Telesystems, SADR	30,410	1,467,891
MTN Group, Ltd.	74,960	1,222,500
NII Holdings, Inc. *	20,170	604,697
Partner Communications Company, Ltd., ADR	16,300	306,766
Philippine Long Distance Telephone
Company, SADR	12,500	642,500
Philippine Long Distance Telephone Company	5,850	298,639
Rogers Communications, Inc., Class B	104,750	2,957,636
Tele Norte Leste Participacoes SA, ADR	20,700	388,953
Telefonica SA	58,570	1,616,668
Time Warner Cable, Inc.	62,100	2,675,889
Verizon Communications, Inc.	20,600	623,562
Vimpel-Communications, SADR *	34,800	650,760
Virgin Media, Inc.	277,100	3,857,232
Vivo Participacoes SA	74,675	1,885,544
Vodacom Group Pty, Ltd. *	10,586	79,357
Vodafone Group PLC	1,579,760	3,545,647
Windstream Corp.	230,088	2,330,791

		46,344,438
Energy - 15.48%
Apache Corp.	2,600	238,758
CMS Energy Corp. (a)	342,300	4,586,820
CONSOL Energy, Inc.	4,900	221,039
Covanta Holding Corp. *	16,500	280,500
El Paso Corp.	265,180	2,736,658
Entergy Corp.	13,400	1,070,124
EQT Corp.	136,760	5,825,976
Halliburton Company	3,000	81,360
Questar Corp.	142,851	5,365,484
Spectra Energy Corp.	40,650	769,911
Ultra Petroleum Corp. *	1,000	48,960
Williams Companies, Inc.	171,451	3,063,829

		24,289,419
Utilities - 44.63%
Adani Power, Ltd. *	5,776	12,235
AES Corp. *	377,750	5,598,255
Allegheny Energy, Inc.	113,830	3,018,772
American Electric Power Company, Inc.	101,950	3,159,430
CenterPoint Energy, Inc.	39,940	496,454
CEZ AS	69,681	3,714,992
Constellation Energy Group, Inc.	76,371	2,472,129
Dominion Resources, Inc.	33,100	1,141,950
DPL, Inc. (a)	102,230	2,668,203
DTE Energy Company	15,400	541,156
E.ON AG	114,167	4,847,886
Enagas	59,091	1,235,859
FirstEnergy Corp.	56,500	2,583,180
FPL Group, Inc.	19,200	1,060,416

The accompanying notes are an integral part of the financial statements.
459

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
GDF Suez	52,392	$2,342,434
National Grid PLC	157,200	1,521,478
NiSource, Inc.	75,000	1,041,750
Northeast Utilities	84,670	2,010,066
NRG Energy, Inc. *	214,752	6,053,859
OGE Energy Corp.	42,300	1,399,284
ONEOK, Inc.	25,800	944,796
PG&E Corp.	38,000	1,538,620
PPL Corp.	153,300	4,651,122
Progress Energy, Inc.	33,290	1,300,307
Public Service Enterprise Group, Inc.	113,590	3,571,270
Red Electrica De Espana	62,480	3,198,709
RWE AG	8,500	790,453
Sempra Energy	96,060	4,784,749
Suez Environnement SA	7,000	160,514
Westar Energy, Inc.	35,500	692,605
Wisconsin Energy Corp.	32,400	1,463,508

		70,016,441

TOTAL COMMON STOCKS (Cost $141,778,542)		$140,650,298

PREFERRED STOCKS - 4.75%
Energy - 0.89%
El Paso Corp., 4.99% (a)	1,510	1,394,862
Utilities - 3.86%
AES Tiete SA (h)	169,736	1,914,273
Eletropaulo Metropolitana SA, Class B (h)	145,300	2,973,089
FPL Group, Inc., 8.375%	9,500	475,855
Great Plains Energy, Inc., 12.00%	10,910	691,694

		6,054,911

TOTAL PREFERRED STOCKS (Cost $6,155,883)		$7,449,773

CORPORATE BONDS - 1.73%
Communications - 0.34%
CSC Holdings, Inc.
8.625% due 02/15/2019 (g)	275,000	290,812
Virgin Media Finance PLC, Series 1
9.50% due 08/15/2016	230,000	242,075

		532,887
Energy - 0.85%
Arch Coal, Inc.
8.75% due 08/01/2016 (g)	225,000	231,750
Covanta Holding Corp.
3.25% due 06/01/2014 (g)	1,004,130	1,109,564

		1,341,314
Utilities - 0.54%
AES Corp.
9.75% due 04/15/2016 (g)	781,000	851,290

TOTAL CORPORATE BONDS (Cost $2,442,248)		$2,725,491

CONVERTIBLE BONDS - 1.27%
Communications - 1.27%
NII Holdings, Inc.
3.125% due 06/15/2012	265,000	231,544

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Communications (continued)
Virgin Media, Inc.
6.50% due 11/15/2016 (g)	$1,677,000	$1,756,657

		1,988,201

TOTAL CONVERTIBLE BONDS (Cost $1,120,644)		$1,988,201

SECURITIES LENDING COLLATERAL - 5.92%
Securities Lending Collateral - 5.92%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	927,710	9,286,379

TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,287,090)		$9,286,379

REPURCHASE AGREEMENTS - 2.51%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$3,943,001 on 10/01/2009,
collateralized by $3,995,000
Federal Home Loan Bank, 0.93%
due 03/30/2010 (valued at
$4,024,963, including interest)	$3,943,000	$3,943,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,943,000)		$3,943,000

Total Investments (Utilities Trust)
(Cost $164,727,407) - 105.83%		$166,043,142
Other assets and liabilities, net - (5.83)%		(9,150,582)

TOTAL NET ASSETS - 100.00%		$156,892,560

Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.59%
Basic Materials - 3.69%
PPG Industries, Inc.	21,700	$1,263,157
Valspar Corp.	261,840	7,203,219

		8,466,376
Consumer, Cyclical - 8.07%
Autoliv, Inc.	209,600	7,042,560
Harley-Davidson, Inc. (a)	257,668	5,926,364
Newell Rubbermaid, Inc.	233,740	3,667,381
O'Reilly Automotive, Inc. *	52,300	1,890,122

		18,526,427
Consumer, Non-cyclical - 21.26%
Avery Dennison Corp. (a)	228,700	8,235,487
Beckman Coulter, Inc.	129,230	8,909,116
Brookdale Senior Living, Inc.	392,900	7,123,277
ConAgra Foods, Inc.	241,620	5,238,322
Estee Lauder Companies, Inc., Class A	89,690	3,325,705
Healthsouth Corp. * (a)	418,344	6,542,900
Robert Half International, Inc.	171,700	4,295,934

The accompanying notes are an integral part of the financial statements.
460

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Non-cyclical (continued)
Sysco Corp.	205,500	$5,106,675

		48,777,416
Energy - 6.84%
Denbury Resources, Inc. *	53,000	801,890
El Paso Corp.	554,270	5,720,066
EOG Resources, Inc.	30,000	2,505,300
Hess Corp.	30,880	1,650,845
Smith International, Inc.	174,400	5,005,280

		15,683,381
Financial - 24.29%
ACE, Ltd.	131,043	7,005,559
Aspen Insurance Holdings, Ltd.	144,756	3,831,691
BB&T Corp.	125,517	3,419,083
Charles Schwab Corp.	267,600	5,124,540
Comerica, Inc.	109,600	3,251,832
Fidelity National Information Services, Inc.	242,000	6,173,420
Invesco, Ltd.	100,797	2,294,140
Marsh & McLennan Companies, Inc.	248,711	6,150,623
Northern Trust Corp.	109,539	6,370,788
Simon Property Group, Inc., REIT	17,482	1,213,775
Washington Federal, Inc.	133,051	2,243,240
Weingarten Realty Investors, REIT	84,600	1,685,232
Willis Group Holdings, Ltd.	247,100	6,973,162

		55,737,085
Industrial - 17.39%
Flextronics International, Ltd. *	711,731	5,309,513
Goodrich Corp.	141,090	7,666,831
Pentair, Inc.	309,560	9,138,211
Snap-on, Inc.	172,600	5,999,576
Sonoco Products Company	165,000	4,544,100
Zebra Technologies Corp., Class A *	279,600	7,250,028

		39,908,259
Technology - 6.86%
Agilent Technologies, Inc. *	164,400	4,575,252
Diebold, Inc.	222,770	7,335,816
Teradata Corp. *	138,900	3,822,528

		15,733,596
Utilities - 6.19%
Edison International	155,700	5,228,406
Great Plains Energy, Inc.	136,100	2,442,995
Wisconsin Energy Corp.	144,670	6,534,744

		14,206,145

TOTAL COMMON STOCKS (Cost $201,328,462)		$217,038,685

SECURITIES LENDING COLLATERAL - 7.37%
Securities Lending Collateral - 7.37%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	1,688,787	16,904,761

TOTAL SECURITIES LENDING COLLATERAL
(Cost $16,904,687)		$16,904,761

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 6.73%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$15,434,004 on 10/01/2009,
collateralized by $15,725,000
Federal Home Loan Mortgage
Corp., 1.00% due 04/01/2011
(valued at $15,744,656, including
interest)	$15,434,000	$15,434,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,434,000)		$15,434,000

Total Investments (Value Trust)
(Cost $233,667,149) - 108.69%		$249,377,446
Other assets and liabilities, net - (8.69)%		(19,934,403)

TOTAL NET ASSETS - 100.00%		$229,443,043

Value & Restructuring Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.18%
Basic Materials - 12.54%
Celanese Corp., Series A	220,750	$5,518,750
Freeport-McMoRan Copper & Gold, Inc.,
Class B	78,700	5,399,607
Grupo Mexico SAB de CV, Series B	2,457,608	4,530,287
Lanxess AG (a)	84,450	2,908,521
PPG Industries, Inc. (a)	56,900	3,312,149
Schnitzer Steel Industries, Inc.	65,800	3,503,850
Southern Copper Corp. (a)	234,850	7,207,546
Vale SA	163,000	3,770,190

		36,150,900
Communications - 9.55%
America Movil SAB de CV, Series L, ADR	239,750	10,508,243
CommScope, Inc. *	124,100	3,714,313
Harris Corp.	239,200	8,993,920
Nokia Oyj, SADR (a)	183,900	2,688,618
Windstream Corp.	160,600	1,626,878

		27,531,972
Consumer, Cyclical - 4.14%
Copa Holdings SA, Class A	85,350	3,797,221
Newell Rubbermaid, Inc.	167,350	2,625,722
TJX Companies, Inc.	148,200	5,505,630

		11,928,573
Consumer, Non-cyclical - 13.25%
AerCap Holdings NV * (a)	216,900	1,967,283
AmerisourceBergen Corp.	216,400	4,843,032
Avon Products, Inc.	160,950	5,465,862
Baxter International, Inc.	84,450	4,814,494
Bristol-Myers Squibb Company	208,600	4,697,672
Dean Foods Company *	141,400	2,515,506
Lorillard, Inc.	169,100	12,564,130
RSC Holdings, Inc. * (a)	185,700	1,350,039

		38,218,018

The accompanying notes are an integral part of the financial statements.
461

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 25.11%
Alpha Natural Resources, Inc. *	265,000	$9,301,500
Anadarko Petroleum Corp.	102,350	6,420,415
ConocoPhillips Company	132,700	5,992,732
CONSOL Energy, Inc.	202,300	9,125,753
Devon Energy Corp.	106,550	7,174,011
El Paso Corp.	186,900	1,928,808
Entergy Corp.	32,050	2,559,513
Murphy Oil Corp.	43,250	2,489,902
Noble Energy, Inc.	89,250	5,886,930
PetroHawk Energy Corp. *	174,650	4,228,277
Petroleo Brasileiro SA, ADR (a)	331,800	15,229,620
Rosetta Resources, Inc. * (g)	76,885	1,129,441
W&T Offshore, Inc. (a)	81,650	956,122

		72,423,024
Financial - 17.04%
ACE, Ltd.	160,200	8,564,292
Apollo Investment Corp.	169,682	1,620,463
DiamondRock Hospitality Company, REIT *	210,100	1,701,810
Goldman Sachs Group, Inc.	37,000	6,820,950
Host Hotels & Resorts, Inc., REIT	104,100	1,225,257
Invesco, Ltd.	257,400	5,858,424
JPMorgan Chase & Company	126,000	5,521,320
Loews Corp.	101,900	3,490,075
MetLife, Inc.	117,600	4,477,032
Morgan Stanley	160,900	4,968,592
PNC Financial Services Group, Inc.	83,500	4,057,265
Tower Group, Inc.	32,850	801,211
Vintage Wine Trust, Inc. * (g)	82,385	23,892

		49,130,583
Industrial - 14.00%
Aecom Technology Corp. *	80,950	2,196,983
AGCO Corp. *	166,450	4,599,013
Black & Decker Corp. (a)	107,300	4,966,917
Eaton Corp.	96,100	5,438,299
General Maritime Corp. (a)	31,100	240,714
Ryder Systems, Inc.	85,600	3,343,536
Tyco International, Ltd.	139,350	4,804,788
Union Pacific Corp.	162,650	9,490,628
United Technologies Corp.	87,000	5,300,910

		40,381,788
Technology - 2.88%
International Business Machines Corp.	69,450	8,306,915
Utilities - 0.67%
Enel SpA	306,008	1,943,327

TOTAL COMMON STOCKS (Cost $289,040,366)		$286,015,100

PREFERRED STOCKS - 0.22%
Financial - 0.22%
Wells Fargo & Company, Series L, 7.50%	715	638,495

TOTAL PREFERRED STOCKS (Cost $417,284)		$638,495

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 9.30%
Securities Lending Collateral - 9.30%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	2,679,220	$26,818,997

TOTAL SECURITIES LENDING COLLATERAL
(Cost $26,820,636)		$26,818,997

REPURCHASE AGREEMENTS - 0.42%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$1,200,000 on 10/01/2009,
collateralized by $1,135,000
Federal Home Loan Mortgage
Corp., 4.375% due 07/17/2015
(valued at $1,225,800, including
interest)	$1,200,000$	$1,200,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,200,000)		$1,200,000

Total Investments (Value & Restructuring Trust)
(Cost $317,478,286) - 109.12%		$314,672,592
Other assets and liabilities, net - (9.12)%		(26,292,692)

TOTAL NET ASSETS - 100.00%		$288,379,900

Vista Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.47%
Basic Materials - 5.64%
AK Steel Holding Corp.	53,922	$1,063,881
Celanese Corp., Series A	73,300	1,832,500
CF Industries Holdings, Inc.	10,600	914,038
Companhia Siderurgica Nacional SA, SADR (a)	42,800	1,309,680
Freeport-McMoRan Copper & Gold, Inc.,
Class B	19,700	1,351,617
Thompson Creek Metals Company, Inc. *	47,900	578,153

		7,049,869
Communications - 9.91%
Alcatel-Lucent, SADR *	176,600	792,934
American Tower Corp., Class A *	36,400	1,324,960
Atheros Communications, Inc. *	35,800	949,774
CommScope, Inc. *	33,900	1,014,627
Ctrip.com International, Ltd., ADR *	20,500	1,205,195
Equinix, Inc. *	11,100	1,021,200
Netease.com, Inc., ADR * (a)	13,700	625,816
Perfect World Co, Ltd. *	24,200	1,164,020
SBA Communications Corp. *	114,124	3,084,772
Shanda Interactive Entertainment, Ltd. * (a)	12,200	624,640
Tellabs, Inc. *	84,800	586,816

		12,394,754
Consumer, Cyclical - 18.19%
Aeropostale, Inc. *	29,400	1,278,018
Autoliv, Inc.	34,900	1,172,640
Bally Technologies, Inc. *	17,200	659,964

The accompanying notes are an integral part of the financial statements.
462

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer, Cyclical (continued)
Bed Bath & Beyond, Inc. * (a)	26,000	$976,040
Boyd Gaming Corp. * (a)	62,800	686,404
Chico's FAS, Inc. *	113,800	1,479,400
Coach, Inc.	30,600	1,007,352
Dollar Tree, Inc. *	26,300	1,280,284
Family Dollar Stores, Inc.	47,300	1,248,720
Fuqi International, Inc. * (a)	20,300	594,384
Iconix Brand Group, Inc. *	36,600	456,402
International Game Technology	60,600	1,301,688
Jones Apparel Group, Inc.	57,600	1,032,768
KB Home (a)	67,400	1,119,514
Las Vegas Sands Corp. * (a)	62,700	1,055,868
NVR, Inc. *	1,500	956,055
O'Reilly Automotive, Inc. * (a)	15,000	542,100
Phillips-Van Heusen Corp.	22,900	979,891
Ross Stores, Inc.	40,324	1,926,277
Tenneco, Inc. *	34,300	447,272
TJX Companies, Inc.	24,700	917,605
WMS Industries, Inc. *	20,800	926,848
Wynn Resorts, Ltd. * (a)	9,900	701,811

		22,747,305
Consumer, Non-cyclical - 13.05%
Alexion Pharmaceuticals, Inc. *	28,500	1,269,390
Avis Budget Group, Inc. *	47,800	638,608
Avon Products, Inc.	29,200	991,632
Covance, Inc. *	11,200	606,480
Express Scripts, Inc. *	35,800	2,777,364
Green Mountain Coffee Roasters, Inc. * (a)	9,600	708,864
Health Management Associates, Inc., Class A *	133,600	1,000,664
Life Technologies Corp. *	54,600	2,541,630
Medco Health Solutions, Inc. *	24,500	1,355,095
Quanta Services, Inc. *	97,444	2,156,436
Tenet Healthcare Corp. *	164,800	969,024
Tetra Tech, Inc. *	24,500	649,985
The Scotts Miracle-Gro Company, Class A	15,200	652,840

		16,318,012
Energy - 9.42%
Atwood Oceanics, Inc. *	44,500	1,569,515
Cameron International Corp. *	39,800	1,505,236
Continental Resources, Inc. * (a)	24,800	971,416
Oceaneering International, Inc. *	16,700	947,725
PetroHawk Energy Corp. *	91,007	2,203,279
Southwestern Energy Company *	26,200	1,118,216
Suntech Power Holdings Company, Ltd., ADR * (a)	38,000	577,600
Walter Energy, Inc.	31,800	1,909,908
Whiting Petroleum Corp. *	17,000	978,860

		11,781,755
Financial - 11.57%
Discover Financial Services	42,500	689,775
E-House China Holdings, Ltd. * (a)	30,900	660,024
Fifth Third Bancorp	94,100	953,233
IntercontinentalExchange, Inc. *	6,700	651,173
Janus Capital Group, Inc.	177,000	2,509,860
Jefferies Group, Inc. *	109,600	2,984,408
Lazard, Ltd., Class A	66,100	2,730,591

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial (continued)
Legg Mason, Inc. (a)	64,000	$1,985,920
Morgan Stanley	21,100	651,568
Waddell & Reed Financial, Inc., Class A	22,800	648,660

		14,465,212
Industrial - 11.14%
Aecom Technology Corp. *	67,750	1,838,735
BE Aerospace, Inc. *	52,000	1,047,280
Bucyrus International, Inc., Class A	30,800	1,097,096
Crown Holdings, Inc. *	72,600	1,974,720
Flowserve Corp.	7,900	778,466
Ingersoll-Rand PLC	40,700	1,248,269
Joy Global, Inc.	13,500	660,690
Kansas City Southern * (a)	23,800	630,462
LG Display Company, Ltd., ADR (a)	37,453	536,702
McDermott International, Inc. *	73,800	1,864,926
Precision Castparts Corp. (a)	7,000	713,090
Shaw Group, Inc. *	19,700	632,173
URS Corp. *	20,700	903,555

		13,926,164
Technology - 18.55%
Allscripts-Misys Healthcare Solutions, Inc. *	48,200	977,014
Altera Corp.	30,900	633,759
Analog Devices, Inc.	22,700	626,066
ASML Holding NV (a)	85,600	2,531,192
Broadcom Corp., Class A *	31,600	969,804
Cerner Corp. * (a)	17,000	1,271,600
Cypress Semiconductor Corp. *	60,800	628,064
KLA-Tencor Corp.	18,000	645,480
Marvell Technology Group, Ltd. *	89,900	1,455,481
NVIDIA Corp. *	85,400	1,283,562
PMC-Sierra, Inc. *	174,800	1,671,088
Rovi Corp. *	68,600	2,304,960
Seagate Technology	71,900	1,093,599
Semtech Corp. *	54,200	921,942
Shanda Games, Ltd., SADR *	60,721	710,436
Silicon Laboratories, Inc. *	31,500	1,460,340
STEC, Inc. * (a)	19,372	569,343
Teradyne, Inc. *	177,200	1,639,100
Western Digital Corp. *	49,400	1,804,582

		23,197,412

TOTAL COMMON STOCKS (Cost $99,678,592)		$121,880,483

SECURITIES LENDING COLLATERAL - 12.47%
Securities Lending Collateral - 12.47%
John Hancock Collateral
Investment Trust, 0.2762% (c)(f)	1,557,818	15,593,763

TOTAL SECURITIES LENDING COLLATERAL
(Cost $15,593,838)		$15,593,763

The accompanying notes are an integral part of the financial statements.
463

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.98%
Repurchase Agreement with State
Street Corp. dated 09/30/2009 at
0.01% to be repurchased at
$2,480,001 on 10/01/2009,
collateralized by $2,270,000
Federal Home Loan Bank, 5.50%
due 07/15/2036 (valued at
$2,533,888, including interest)	$2,480,000	$2,480,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,480,000)		$2,480,000

Total Investments (Vista Trust)
(Cost $117,752,430) - 111.92%		$139,954,246
Other assets and liabilities, net - (11.92)%		(14,910,833)

TOTAL NET ASSETS - 100.00%		$125,043,413

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- Euro
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SBA	- Small Business Administration
SBI	- Shares of Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

^ Non-Income Producing, issuer is in bankruptcy and/or is in default of interest payments

* Non-Income Producing

(a) All or a portion of this security was out on loan

(b) Variable rate obligation. The coupon rate shown represents the rate at period end.

(c) The investment is an affiliate of the fund, the adviser and/or the subadviser.

(d) Principal amount of security is adjusted for inflation.

(e) Security Fair Valued on September 30, 2009.

(f) John Hancock Collateral Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the annualized seven-day yield at September 30, 2009.

(g) 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h) Variable Rate Preferred

(i) The subadviser is an affiliate of the adviser and the fund.

(j) The Underlying Fund's subadviser is shown parenthetically.

(k) Delisted

(l) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

** Purchased on a forward commitment.

*** At period end, all or a portion of this security has been held at broker to meet the margin requirements on open financial futures.

The accompanying notes are an integral part of the financial statements.
464

Notes to Portfolio of Investments

Security Valuation Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Funds of Funds in underlying funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional -size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued, as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Portfolios’ shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair Value Measurements The Portfolios use a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange -traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures In addition, certain investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of September 30, 2009. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates and swap prices.

Investments in Securities	Level 1	Level 2	Level 3	Totals

500 Index Trust
Basic Materials	$194,149,153	-	-	$194,149,153
Communications	543,666,967	-	-	543,666,967
Consumer, Cyclical	448,275,768	-	-	448,275,768
Consumer, Non-cyclical	1,119,388,087	-	-	1,119,388,087
Diversified	2,541,958	-	-	2,541,958
Energy	615,373,229	-	-	615,373,229
Financial	785,360,378	-	-	785,360,378
Industrial	521,619,065	-	-	521,619,065
Technology	660,095,615	-	-	660,095,615
Utilities	160,185,045	-	-	160,185,045
Short Term Investments	194,765,460	$88,214,000	-	282,979,460

Total Investments in Securities	$5,245,420,725	$88,214,000	-	$5,333,634,725
Other Financial Instruments	$4,084,916	-	-	$4,084,916

Totals	$5,249,505,641	$88,214,000	-	$5,337,719,641

500 Index Trust B

Basic Materials	$29,146,639	-	-	$29,146,639

Communications	81,605,808	-	-	81,605,808
Consumer, Cyclical	67,294,520	-	-	67,294,520
Consumer, Non-cyclical	168,018,972	-	-	168,018,972
Diversified	381,528	-	-	381,528
Energy	92,364,373	-	-	92,364,373
Financial	117,877,027	-	-	117,877,027
Industrial	78,296,974	-	-	78,296,974
Technology	99,090,023	-	-	99,090,023
Utilities	24,049,477	-	-	24,049,477
Short Term Investments	24,861,507	$4,739,000	-	29,600,507

Total Investments in Securities	$782,986,848	$4,739,000	-	$787,725,848
Other Financial Instruments	$379,162	-	-	$379,162

Totals	$783,366,010	$4,739,000	-	$788,105,010

Active Bond Trust

Asset Backed Securities	-	$36,420,852	$16,302,169	$52,723,021
Collateralized Mortgage Obligations	-	303,070,430	21,790,213	324,860,643
Corporate Bonds	-	1,067,671,119	3,182,800	1,070,853,919
Foreign Government Obligations	-	14,559,426	-	14,559,426
Municipal Bonds	-	7,300,563	-	7,300,563
Preferred Stocks	$5,066,657	3,540,612	-	8,607,269
Supranational Obligations	-	2,536,825	-	2,536,825
Term Loans	-	435,561	-	435,561
U.S. Government Agency Obligations	-	418,124,790	-	418,124,790
U.S. Treasury Obligations	-	15,910,654	-	15,910,654
Short Term Investments	-	22,234,791	-	22,234,791

Total Investments in Securities	$5,066,657	$1,891,805,623	$41,275,182	$1,938,147,462
Other Financial Instruments	($51,627)	-	-	($51,627)

Totals	$5,015,030	$1,891,805,623	$41,275,182	$1,938,095,835

All Cap Core Trust

Basic Materials	$18,310,709	-	-	$18,310,709
Communications	37,164,307	-	-	37,164,307
Consumer, Cyclical	23,434,594	-	-	23,434,594
Consumer, Non-cyclical	77,240,229	-	-	77,240,229
Energy	30,244,110	-	-	30,244,110
Financial	46,687,012	-	-	46,687,012
Industrial	42,834,677	-	-	42,834,677
Technology	274,806,433	-	-	274,806,433
Utilities	10,734,424	-	-	10,734,424
Short Term Investments	17,044,650	$34,977,236	-	52,021,886

Total Investments in Securities	$578,501,145	$34,977,236	-	$613,478,381
Other Financial Instruments	$1,018,104	-	-	$1,018,104

Totals	$579,519,249	$34,977,236	-	$614,496,485

All Cap Growth Trust
Basic Materials	$2,235,860	$982,749	-	$3,218,609
Communications	10,750,095	2,193,757	-	12,943,852
Consumer, Cyclical	15,299,468	657,244	-	15,956,712
Consumer, Non-cyclical	21,479,756	481,709	-	21,961,465

Energy	6,791,558	-	-	6,791,558
Financial	7,396,237	-	-	7,396,237
Industrial	14,512,239	-	-	14,512,239
Technology	17,812,280	1,050,042	-	18,862,322
Short Term Investments	3,051,024	2,814,000	-	5,865,024

Total Investments in Securities	$99,328,517	$8,179,501	-	$107,508,018

All Cap Value Trust

Basic Materials	$4,213,854	-	-	$4,213,854
Communications	1,706,894	-	-	1,706,894
Consumer, Cyclical	11,613,092	-	-	11,613,092
Consumer, Non-cyclical	17,746,591	-	-	17,746,591
Energy	10,408,451	-	-	10,408,451
Financial	18,775,133	-	-	18,775,133
Industrial	14,181,371	-	-	14,181,371
Technology	6,712,256	-	-	6,712,256
Short Term Investments	6,726,607	$2,311,000	-	9,037,607

Total Investments in Securities	$92,084,249	$2,311,000	-	$94,395,249

Alpha Opportunities Trust

Basic Materials	$42,229,415	$6,071,252	-	$48,300,667
Communications	54,667,066	4,870,291	-	59,537,357
Consumer, Cyclical	71,230,347	4,277,142	-	75,507,489
Consumer, Non-cyclical	95,096,838	3,519,300	-	98,616,138
Diversified	-	2,061,872	-	2,061,872
Energy	59,282,982	7,167,712	-	66,450,694
Financial	66,149,332	14,463,324	-	80,612,656
Industrial	60,489,077	7,701,403	-	68,190,480
Investment Companies	7,887,403	-	-	7,887,403
Technology	69,331,024	321,804	-	69,652,828
Utilities	1,721,273	312,425	-	2,033,698
Short Term Investments	56,174,090	11,700,000	-	67,874,090

Total Investments in Securities	$584,258,847	$62,466,525	-	$646,725,372

American Asset Allocation Trust

Investment Companies	$1,665,518,341	-	-	$1,665,518,341
Short Term Investments	-	$211,000	-	211,000

Total Investments in Securities	$1,665,518,341	$211,000	-	$1,665,729,341

American Blue Chip Income & Growth Trust

Investment Companies	$189,111,574	-	-	$189,111,574

American Bond Trust

Investment Companies	$905,498,444	-	-	$905,498,444

American Diversified Growth & Income Trust

Investment Companies	$959,593	-	-	$959,593

American Fundamental Holdings Trust

Investment Companies	$1,121,998,329	-	-	$1,121,998,329

American Global Diversification Trust

Investment Companies	$848,800,318	-	-	$848,800,318

American Global Growth Trust

Investment Companies	$194,239,316	-	-	$194,239,316

American Global Small Capitalization Trust

Investment Companies	$102,342,960	-	-	$102,342,960

American Growth Trust

Investment Companies	$1,280,894,398	-	-	$1,280,894,398

American Growth-Income Trust

Investment Companies	$1,242,886,862	-	-	$1,242,886,862
Short Term Investments	-	$190,000	-	190,000

Total Investments in Securities	$1,242,886,862	$190,000	-	$1,243,076,862

American High-Income Bond Trust

Investment Companies	$62,722,181	-	-	$62,722,181

American International Trust

Investment Companies	$858,427,375	-	-	$858,427,375

American New World Trust

Investment Companies	$72,848,488	-	-	$72,848,488

Balanced Trust

Equity Securities
Basic Materials	$135,759	$663,043	-	$798,802
Communications	826,146	1,453,201	-	2,279,347
Consumer, Cyclical	419,706	1,273,393	-	1,693,099
Consumer, Non-cyclical	735,987	1,954,174	$12,561	2,702,722
Diversified	27,816	14,327	-	42,143
Energy	758,789	1,046,040	-	1,804,829
Financial	1,128,195	2,234,671	-	3,362,866
Industrial	644,868	1,022,752	71,704	1,739,324
Technology	1,013,821	520,492	-	1,534,313
Utilities	41,317	450,132		491,449
Fixed-income Securities
Asset Backed Securities	-	106,957	-	106,957
Collateralized Mortgage Obligations	111,817	72,562	-	184,379
Convertible Bonds	-	20,275	-	20,275
Corporate Bonds	670,553	1,232,033	-	1,902,586
Foreign Government Obligations	-	10,447	-	10,447
Municipal Bonds	27,459	101,931	-	129,390
U.S. Government Agency Obligations	100,484	3,699,740	-	3,800,224
U.S. Treasury Obligations	72,475	2,305,603	-	2,378,078
Short Term Investments	69,394	2,574,287	-	2,643,681

Total Investments in Securities	$6,784,586	$20,756,060	$84,265	$27,624,911

Other Financial Instruments	$37,200	-	-	$37,200

Totals	$6,821,786	$20,756,060	$84,265	$27,662,111

Blue Chip Growth Trust

Basic Materials	$31,726,393	-	-	$31,726,393
Communications	292,794,492	$15,613,798	-	308,408,290
Consumer, Cyclical	150,315,469	2,002,170	-	152,317,639
Consumer, Non-cyclical	285,872,780	1,176,114	-	287,048,894
Energy	103,495,169	-	-	103,495,169
Financial	263,591,191	1,096,507	-	264,687,698
Industrial	100,841,385	-	-	100,841,385
Technology	252,161,594	-	-	252,161,594
Utilities	9,700,179	-	-	9,700,179
Short Term Investments	42,696,333	7,693,871	-	50,390,204

Total Investments in Securities	$1,533,194,985	$27,582,460	-	$1,560,777,445

Bond Trust

Collateralized Mortgage Obligations	-	$17,692,777	$18,328,496	$36,021,273
Corporate Bonds	-	227,138,576	-	227,138,576
U.S. Government Agency Obligations	-	126,488,265	-	126,488,265
U.S. Treasury Obligations	-	37,066,935	-	37,066,935
Short Term Investments	-	79,399,790	-	79,399,790

Total Investments in Securities	-	$487,786,343	$18,328,496	$506,114,839

Capital Appreciation Trust

Basic Materials	$20,946,099	-	-	$20,946,099
Communications	154,706,511	-	-	154,706,511
Consumer, Cyclical	117,073,366	-	-	117,073,366
Consumer, Non-cyclical	268,349,596	-	-	268,349,596
Energy	89,511,722	-	-	89,511,722
Financial	70,528,239	-	-	70,528,239
Industrial	6,879,161	-	-	6,879,161
Technology	181,167,545	-	-	181,167,545
Short Term Investments	106,590,286	$9,523,000	-	116,113,286

Total Investments in Securities	$1,015,752,525	$9,523,000	-	$1,025,275,525

Capital Appreciation Value Trust

Equity Securities
Basic Materials	$325,836	-	-	$325,836
Communications	17,465,991	-	-	17,465,991
Consumer, Cyclical	11,942,891	$1,038,316	-	12,981,207
Consumer, Non-cyclical	70,872,459	496,025	-	71,368,484
Energy	28,699,500	948,790	-	29,648,290
Financial	28,535,934	-	-	28,535,934
Industrial	29,896,643	637,593	-	30,534,236
Technology	6,053,169		-	6,053,169
Utilities	15,229,118	159,174	-	15,388,292
Fixed-income Securities
Convertible Bonds	-	4,903,278	-	4,903,278
Corporate Bonds	-	49,656,218	-	49,656,218

Term Loans	-	10,221,300	-	10,221,300
Purchased Options	15,815	-	-	15,815
Short Term Investments	10,689,019	51,124,452	-	61,813,471

Total Investments in Securities	$219,726,375	$119,185,146	-	$338,911,521
Other Financial Instruments	($657,779)	-	-	($657,779)

Totals	$219,068,596	$119,185,146	-	$338,253,742

Core Allocation Trust

Investment Companies	$21,452,666	-	-	$21,452,666

Core Allocation Plus Trust

Equity Securities
Basic Materials	$13,613,686	$3,007,570	-	$16,621,256
Communications	12,358,882	4,597,750	-	16,956,632
Consumer, Cyclical	7,698,706	2,344,695	-	10,043,401
Consumer, Non-cyclical	15,611,820	2,618,183	-	18,230,003
Diversified	-	739,346	-	739,346
Energy	11,821,280	889,261	-	12,710,541
Financial	12,414,592	7,096,690	-	19,511,282
Industrial	7,599,125	4,559,450	$207,096	12,365,671
Technology	14,464,514	807,161	-	15,271,675
Utilities	1,629,590	344,461	-	1,974,051
Fixed-income Securities
Asset Backed Securities	-	377,523	-	377,523
Collateralized Mortgage Obligations	-	6,468,018	-	6,468,018
Corporate Bonds	-	24,040,614	-	24,040,614
Foreign Government Obligations	-	555,394	-	555,394
Municipal Bonds	-	671,277	-	671,277
U.S. Government Agency Obligations	-	4,145,025	-	4,145,025
U.S. Treasury Obligations	-	12,831,359	-	12,831,359
Purchased Options	-	238,169	-	238,169
Short Term Investments	6,016,375	24,735,000	-	30,751,375

Total Investments in Securities	$103,228,570	$101,066,946	$207,096	$204,502,612
Other Financial Instruments	($399,895)	($64,863)	-	($464,758)

Totals	$102,828,675	$101,002,083	$207,096	$204,037,854

Core Balanced Trust

Investment Companies	$35,262,327	-	-	$35,262,327

Core Balanced Strategy Trust

Investment Companies	$357,168	-	-	$357,168

Core Bond Trust

Asset Backed Securities	-	$52,405,333	-	$52,405,333
Collateralized Mortgage Obligations	-	182,898,800	$1,142,331	184,041,131
Corporate Bonds	-	226,260,420	-	226,260,420
Foreign Government Obligations	-	18,816,436	-	18,816,436
Municipal Bonds	-	1,351,297	-	1,351,297
Supranational Obligations	-	3,643,276	-	3,643,276
U.S. Government Agency Obligations	-	355,804,671	-	355,804,671

U.S. Treasury Obligations	-	164,837,915	-	164,837,915
Short Term Investments	-	47,812,000	-	47,812,000

Total Investments in Securities	-	$1,053,830,148	$1,142,331	$1,054,972,479
Investments in Securities Sold Short	-	($13,712,383)	-	($13,712,383)

Totals	-	$1,040,117,765	$1,142,331	$1,041,260,096

Core Disciplined Diversification Trust

Investment Companies	$38,337,070	-	-	$38,337,070

Core Fundamental Holdings Trust

Investment Companies	$73,247,194	-	-	$73,247,194

Core Global Diversification Trust

Investment Companies	$73,035,924	-	-	$73,035,924

Core Strategy Trust

Investment Companies	$558,739,248	-	-	$558,739,248

Disciplined Diversification Trust

Equity Securities
Basic Materials	$8,608,810	$5,325,598	-	$13,934,408
Communications	14,422,795	3,825,582	-	18,248,377
Consumer, Cyclical	15,423,429	7,343,685	-	22,767,114
Consumer, Non-cyclical	26,304,374	9,098,757	-	35,403,131
Diversified	175,048	903,118	-	1,078,166
Energy	16,190,008	2,926,769	-	19,116,777
Financial	22,821,136	15,985,331	-	38,806,467
Industrial	14,868,669	11,401,380	-	26,270,049
Technology	16,288,104	2,778,234	-	19,066,338
Utilities	3,804,558	2,933,854	-	6,738,412
Fixed-income Securities
U.S. Government Agency Obligations	-	56,111,964	-	56,111,964
U.S. Treasury Obligations	-	28,800,943	-	28,800,943
Short Term Investments	13,196,027	1,209,000	-	14,405,027

Total Investments in Securities	$152,102,958	$148,644,215	-	$300,747,173

Emerging Markets Value Trust

Brazil	$116,054,349	-	-	$116,054,349
Chile	27,570,141	-	-	27,570,141
Hong Kong	982,731	$73,118,963	-	74,101,694
India	32,812,410	96,164,835	$16,713	128,993,958
Israel	177,185	26,088,744	-	26,265,929
Malaysia	-	38,278,340	-	38,278,340
Mexico	61,102,976	-	-	61,102,976
South Africa	15,793,962	98,456,672	-	114,250,634
South Korea	35,187,539	91,429,542	-	126,617,081
Taiwan	8,774,949	108,958,743	-	117,733,692
Turkey	-	28,278,717	-	28,278,717
Other Countries	8,019,716	108,190,857	-	116,210,573
Short Term Investments	68,475,176	2,095,000	-	70,570,176

Total Investments in Securities	$374,951,134	$671,060,413	$16,713	$1,046,028,260

Emerging Small Company Trust

Basic Materials	$3,777,518	-	-	$3,777,518
Communications	10,707,244	-	-	10,707,244
Consumer, Cyclical	21,158,324	-	-	21,158,324
Consumer, Non-cyclical	28,944,166	-	-	28,944,166
Energy	4,865,063	-	-	4,865,063
Financial	10,435,199	-	-	10,435,199
Industrial	14,613,934	-	-	14,613,934
Technology	25,907,138	-	-	25,907,138
Short Term Investments	19,925,398	-	-	19,925,398

Total Investments in Securities	$140,333,984	-	-	$140,333,984

Equity-Income Trust

Basic Materials	$112,220,188	-	-	$112,220,188
Communications	154,724,498	$12,993,066	-	167,717,564
Consumer, Cyclical	181,605,513	9,574,869	-	191,180,382
Consumer, Non-cyclical	200,587,400	7,634,588	-	208,221,988
Energy	287,367,647	-	-	287,367,647
Financial	381,555,266	8,226,508	-	389,781,774
Industrial	242,936,288	-	-	242,936,288
Technology	98,752,996	-	-	98,752,996
Utilities	90,706,704	-	-	90,706,704
Short Term Investments	254,882,175	55,217,541	-	310,099,716

Total Investments in Securities	$2,005,338,675	$93,646,572	-	$2,098,985,247

Financial Services Trust
Consumer, Non-cyclical	$8,703,281	-	-	$8,703,281
Energy	5,462,547	-	-	5,462,547
Financial	66,156,609	$13,027,922	$4,941,000	84,125,531
Industrial	2,597,049	-	-	2,597,049
Short Term Investments	9,073,444	1,497,000	-	10,570,444

Total Investments in Securities	$91,992,930	$14,524,922	$4,941,000	$111,458,852

Floating Rate Income Trust

Common Stocks	$158,280	-	-	$158,280
Corporate Bonds	-	$74,816,528	-	74,816,528
Preferred Stocks	-	-	$3,281,188	3,281,188
Term Loans	-	671,390,690	-	671,390,690
Short Term Investments	-	43,736,000	-	43,736,000

Total Investments in Securities	$158,280	$789,943,218	$3,281,188	$793,382,686

Franklin Templeton Founding Allocation Trust

Investment Companies	$1,376,627,929	-	-	$1,376,627,929

Fundamental Value Trust

Basic Materials	$27,720,471	$18,199,438	-	$45,919,909
Communications	89,412,249	3,865,000	-	93,277,249
Consumer, Cyclical	183,553,190	13,732,374	-	197,285,564

Consumer, Non-cyclical	300,540,788	24,308,147	-	324,848,935
Diversified	-	16,831,389	-	16,831,389
Energy	261,881,104	11,522,180	-	273,403,284
Financial	461,324,978	50,235,367	-	511,560,345
Industrial	88,075,988	19,631,886	-	107,707,874
Technology	119,753,164	-	-	119,753,164
Utilities	4,161,752	-	-	4,161,752
Short Term Investments	81,109,756	56,539,086	-	137,648,842

Total Investments in Securities	$1,617,533,440	$214,864,867	-	$1,832,398,307

Global Allocation Trust

Australia	-	$4,506,323	-	$4,506,323
Canada	$2,854,814	45,871	-	2,900,685
France	77,038	4,959,129	-	5,036,167
Germany	-	6,423,608	-	6,423,608
Hong Kong	-	2,479,046	-	2,479,046
Japan	-	12,700,060	-	12,700,060
Netherlands	224,112	3,262,084	-	3,486,196
Switzerland	568,547	5,739,657	-	6,308,204
United Kingdom	-	14,133,090	-	14,133,090
United States	88,946,658	32,171,519	-	121,118,177
Other Countries	2,608,407	12,962,642	-	15,571,049
Short Term Investments	3,934,737	20,504,000	-	24,438,737

Total Investments in Securities	$99,214,313	$119,887,029	-	$219,101,342
Other Financial Instruments	$226,160	$754,558	-	$980,718

Totals	$99,440,473	$120,641,587	-	$220,082,060

Global Bond Trust

Asset Backed Securities	-	$18,452,640	$5,050,080	$23,502,720
Collateralized Mortgage Obligations	-	93,395,125	3,526,310	96,921,435
Convertible Bonds	-	138,000	-	138,000
Corporate Bonds	-	359,094,480	12,251,051	371,345,531
Foreign Government Obligations	-	357,034,889	-	357,034,889
Municipal Bonds	-	9,309,287	-	9,309,287
Preferred Stocks	$119,560	3,492,271	-	3,611,831
Supranational Obligations	-	917,814	-	917,814
Term Loans	-	6,541,920	-	6,541,920
U.S. Government Agency Obligations	-	63,752,467	-	63,752,467
U.S. Treasury Obligations	-	23,490,501	-	23,490,501
Short Term Investments	-	6,994,714	-	6,994,714

Total Investments in Securities	$119,560	$942,614,108	$20,827,441	$963,561,109
Investments in Securities Sold Short	-	($55,317,866)	-	($55,317,866)
Other Financial Instruments	$198,790	$7,691,269	-	$7,890,059

Totals	$318,350	$894,987,511	$20,827,441	$916,133,302

Global Real Estate Trust

Australia	-	$2,301,414	-	$2,301,414
Canada	$433,734	31,465	-	465,199
France	-	874,110	-	874,110
Guernsey	-	146,547	-	146,547

Hong Kong	-	3,164,372	-	3,164,372
Japan	-	2,122,479	-	2,122,479
Netherlands	-	357,036	-	357,036
Singapore	-	1,145,935	-	1,145,935
United Kingdom	-	1,167,028	-	1,167,028
United States	6,512,484	-	-	6,512,484
Other Countries	46,208	250,462	-	296,670
Short Term Investments	1,137,815	132,000	-	1,269,815

Total Investments in Securities	$8,130,241	$11,692,848	-	$19,823,089

Global Trust

France	-	$54,279,370	-	$54,279,370
Germany	-	39,364,967	-	39,364,967
Italy	-	19,765,659	-	19,765,659
Japan	-	17,447,261	-	17,447,261
Netherlands	-	25,403,799	-	25,403,799
Singapore	$4,749,633	13,664,474	-	18,414,107
South Korea	3,605,371	23,828,408	-	27,433,779
Switzerland	15,249,546	31,777,689	-	47,027,235
United Kingdom	-	92,848,223	-	92,848,223
United States	242,060,767		-	242,060,767
Other Countries	22,147,226	60,051,682	-	82,198,908
Short Term Investments	27,484,450	13,000,000

Total Investments in Securities	$315,296,993	$391,431,532	-	$666,244,075

Growth Equity Trust

Basic Materials	$21,444,253	-	-	$21,444,253
Communications	82,667,759	-	-	82,667,759
Consumer, Cyclical	48,925,490	-	-	48,925,490
Consumer, Non-cyclical	116,976,079	-	-	116,976,079
Energy	30,454,364	-	-	30,454,364
Financial	44,893,048	-	-	44,893,048
Industrial	52,661,961	-	-	52,661,961
Technology	98,937,253	-	-	98,937,253
Utilities	5,898,212	-	-	5,898,212
Short Term Investments	37,985,865	$6,571,000	-	44,556,865

Total Investments in Securities	$540,844,284	$6,571,000	-	$547,415,284

Health Sciences Trust

Basic Materials	$1,852,496	$644,403	-	$2,496,899
Consumer, Cyclical	2,789,749	-	-	2,789,749
Consumer, Non-cyclical	148,489,818	17,530,801	$310,314	166,330,933
Financial	3,270,199	-	-	3,270,199
Industrial	2,534,908	-	-	2,534,908
Technology	4,360,041	-	-	4,360,041
Short Term Investments	-	1,615,522	-	1,615,522

Total Investments in Securities	$163,297,211	$19,790,726	$310,314	$183,398,251
Other Financial Instruments	($3,879,629)	-	-	($3,879,629)

Totals	$159,417,582	$19,790,726	$310,314	$179,518,622

High Income Trust
Asset Backed Securities	-	-	$2,387,200	$2,387,200
Collateralized Mortgage Obligations	-	$9,750,751	5,626,700	15,377,451
Common Stocks	$41,068,921	2,544,285	-	43,613,206
Convertible Bonds	-	41,073,865	-	41,073,865
Corporate Bonds	-	298,344,901	34,844,460	333,189,361
Preferred Stocks	16,483,022	12,442,123	-	28,925,145
Purchased Options	1,342,925	-	555,900	1,898,825
Term Loans	-	74,546,693	1,650,952	76,197,645
Warrants	166,627	-	-	166,627
Short Term Investments	186	35,499,883	-	35,500,069

Total Investments in Securities	$59,061,681	$474,202,501	$45,065,212	$578,329,394
Other Financial Instruments	-	$11,119	($555,900)	($544,781)

Totals	$59,061,681	$474,213,620	$44,509,312	$577,784,613

High Yield Trust

Common Stocks	$388,478	-	-	$388,478
Convertible Bonds	-	$6,709,237	-	6,709,237
Corporate Bonds	-	1,829,768,451	$1,203,275	1,830,971,726
Foreign Government Obligations	-	65,846,927	1,157,178	67,004,105
Preferred Stocks	9,536,887	11,249,061	6,989,923	27,775,871
Term Loans	-	79,001,470	1,623,085	80,624,555
Warrants	-	-	90,660	90,660
Short Term Investments	2,765,991	47,500,000	-	50,265,991

Totals	$12,691,356	$2,040,075,146	$11,064,121	$2,063,830,623

Income Trust

Equity Securities
Basic Materials	$5,319,740	-	-	$5,319,740
Communications	4,835,264	-	-	4,835,264
Consumer, Cyclical	-	$306,000	-	306,000
Consumer, Non-cyclical	8,871,050	1,920,183	$1,530,000	12,321,233
Energy	17,728,474	3,193,865	-	20,922,339
Financial	37,987,336	4,772,977	-	42,760,313
Technology	5,112,300	-	-	5,112,300
Utilities	54,926,977	-	-	54,926,977
Fixed-income Securities
Convertible Bonds	-	8,164,351	-	8,164,351
Corporate Bonds	-	256,541,529	-	256,541,529
Term Loans	-	18,034,054	-	18,034,054
Short Term Investments	16,323,681	19,270,000	-	35,593,681

Totals	$151,104,822	$312,202,959	$1,530,000	$464,837,781

International Core Trust

Australia	-	$27,834,543	-	$27,834,543
Canada	$21,613,167	-	-	21,613,167
France	286,333	71,119,131	-	71,405,464
Germany	-	37,634,522	-	37,634,522
Italy	-	37,993,007	-	37,993,007
Japan	-	191,847,427	-	191,847,427

Spain	-	28,196,944	-	28,196,944
Sweden	255,057	23,146,112	-	23,401,169
Switzerland	-	54,118,936	-	54,118,936
United Kingdom	-	165,841,447	-	165,841,447
Other Countries	-	89,399,961	-	89,399,961
Short Term Investments	13,342,166	8,682,000	-	22,024,166

Total Investments in Securities	$35,496,723	$735,814,030	-	$771,310,753
Other Financial Instruments	$90,519	$1,984,396	-	$2,074,915

Totals	$35,587,242	$737,798,426	-	$773,385,668

International Equity Trust A

Australia	-	$13,245,083	-	$13,245,083
Brazil	$7,813,387	65,675	-	7,879,062
Canada	16,843,883	-	-	16,843,883
China	-	5,214,522	-	5,214,522
France	29,571	16,451,759	-	16,481,330
Germany	-	13,103,971	-	13,103,971
Hong Kong	-	7,344,543	-	7,344,543
India	3,503,780	570,016	-	4,073,796
Italy	8,999	5,894,093	-	5,903,092
Japan	-	31,499,291	-	31,499,291
Netherlands	-	4,303,288	-	4,303,288
South Africa	-	3,550,253	-	3,550,253
South Korea	73,000	6,822,250	-	6,895,250
Spain	-	7,447,454	-	7,447,454
Switzerland	-	13,130,872	-	13,130,872
Taiwan	-	5,266,206	-	5,266,206
United Kingdom	11,551	33,019,903	-	33,031,454
Other Countries	6,316,194	24,591,527	-	30,907,721
Short Term Investments	2,122,844	4,502,413	-	6,625,257

Total Investments in Securities	$36,723,209	$196,023,119	-	$232,746,328
Other Financial Instruments	$33,325	$915,556	-	$948,881

Totals	$36,756,534	$196,938,675	-	$233,695,209

International Equity Trust B

Australia	-	$18,164,669		- $18,164,669
Brazil	$11,233,942	120,691		- 11,354,633
Canada	23,204,022	-		- 23,204,022
China	-	7,592,254		- 7,592,254
France	42,674	23,762,308		- 23,804,982
Germany	-	19,364,931		- 19,364,931
Hong Kong	-	9,747,328		- 9,747,328
India	4,885,968	604,855		- 5,490,823
Italy	2,725	8,951,989		- 8,954,714
Japan	-	48,176,322		- 48,176,322
Netherlands	-	6,287,633		- 6,287,633
South Africa	-	5,320,908		- 5,320,908
South Korea	305,054	9,582,846		- 9,887,900
Spain	-	11,080,289		- 11,080,289
Sweden	9,862	5,407,207		- 5,417,069

Switzerland	-	19,262,708	-	19,262,708
Taiwan	-	6,703,492	-	6,703,492
United Kingdom	76,405	47,966,469	-	48,042,874
United States	282,261	-	-	282,261
Other Countries	9,431,979	30,032,725	-	39,464,704
Short Term Investments	4,248,455	3,394,882	-	7,643,337

Total Investments in Securities	$53,723,347	$281,524,506	-	$335,247,853
Other Financial Instruments	$159,896	$531,638	-	$691,534

Totals	$53,883,243	$282,056,144	-	$335,939,387

International Index Trust

Australia	-	$146,323,421	-	$146,323,421
France	326,616	187,266,368	-	187,592,984
Germany	-	144,601,918	-	144,601,918
Italy	1,249	66,761,496	-	66,762,745
Japan	-	379,525,381	-	379,525,381
Netherlands	-	46,633,037	-	46,633,037
Spain	-	84,917,083	-	84,917,083
Sweden	118,539	43,994,440	-	44,112,979
Switzerland	-	138,387,672	-	138,387,672
United Kingdom	-	369,578,875	-	369,578,875
Other Countries	1,434,781	174,762,323	-	176,197,104
Short Term Investments	30,322,333	-	-	30,322,333

Total Investments in Securities	$32,203,518	$1,782,752,014	-	$1,814,955,532
Other Financial Instruments	$109,693	-	-	$109,693

Totals	$32,313,211	$1,782,752,014	-	$1,815,065,225

International Opportunities Trust

Brazil	$50,222,329	-	-	$50,222,329
Denmark	-	$25,905,528	-	25,905,528
France	242,352	24,088,459	-	24,330,811
Germany	-	45,370,349	-	45,370,349
Hong Kong	-	35,631,242	-	35,631,242
India	14,650,359	-	-	14,650,359
Japan	-	55,579,244	-	55,579,244
Mexico	16,100,155	-	-	16,100,155
Spain	-	34,584,005	-	34,584,005
Switzerland	22,661,601	61,018,285	-	83,679,886
Taiwan	14,146,752	12,569,480	-	26,716,232
United Kingdom	-	61,925,744	-	61,925,744
United States	7,061,040	-	-	7,061,040
Other Countries	19,298,909	49,152,873	-	68,451,782
Short Term Investments	-	13,801,000	-	13,801,000

Total Investments in Securities	$144,383,497	$419,626,209	-	$564,009,706

International Small Cap Trust

Australia	-	$11,329,581		- $11,329,581
Canada	$9,801,825	1,260,020		- 11,061,845
Finland	-	3,811,377		- 3,811,377
Hong Kong	-	14,526,381		- 14,526,381

Japan	-	6,063,452	-	6,063,452
Netherlands	-	12,297,009	-	12,297,009
South Korea	-	10,414,763	-	10,414,763
Switzerland	-	4,222,161	-	4,222,161
Taiwan	-	7,843,435	-	7,843,435
Thailand	-	5,624,527	-	5,624,527
United Kingdom	-	10,606,309	-	10,606,309
United States	1,987,684	-	-	1,987,684
Other Countries	-	12,898,164	-	12,898,164
Short Term Investments	1,634,316	5,225,000	-	6,859,316

Total Investments in Securities	$13,423,825	$106,122,179	-	$119,546,004

International Small Company Trust

Australia	-	$8,787,328	$2,023	$8,789,351
Canada	$10,109,622	-	-	10,109,622
Finland	-	2,772,598	-	2,772,598
France	-	5,673,875	-	5,673,875
Germany	33,519	5,858,706	-	5,892,225
Hong Kong	175	2,466,375	-	2,466,550
Ireland	-	2,473,212	-	2,473,212
Italy	-	4,033,655	-	4,033,655
Japan	-	27,956,221	-	27,956,221
Spain	-	2,736,333	-	2,736,333
Sweden	-	3,463,638	-	3,463,638
Switzerland	-	5,607,794	-	5,607,794
United Kingdom	232,954	20,489,858	-	20,722,812
Other Countries	293,885	13,154,479	-	13,448,364
Short Term Investments	3,355,609	-	-	3,355,609

Total Investments in Securities	$14,025,764	$105,474,072	$2,023	$119,501,859

International Value Trust

France	-	$102,857,390	-	$102,857,390
Germany	-	84,239,588	-	84,239,588
Japan	-	47,896,971	-	47,896,971
Netherlands	-	52,293,644	-	52,293,644
Norway	-	48,381,453	-	48,381,453
Singapore	$12,908,486	14,574,583	-	27,483,069
South Korea	10,659,077	24,863,138	-	35,522,215
Spain	-	25,385,030	-	25,385,030
Sweden	-	18,093,788	-	18,093,788
Switzerland	-	64,857,607	-	64,857,607
Taiwan	-	45,153,085	-	45,153,085
United Kingdom	-	161,193,429	-	161,193,429
United States	15,457,531	-	-	15,457,531
Other Countries	37,359,939	56,895,467	-	94,255,406
Short Term Investments	11,988,263	10,800,000	-	22,788,263

Total Investments in Securities	$88,373,296	$757,485,173	-	$845,858,469

Investment Quality Bond Trust

Asset Backed Securities	-	$3,704,833	-	$3,704,833

Collateralized Mortgage Obligations	-	37,056,076	-	37,056,076
Common Stocks	$2,574	-	-	2,574
Convertible Bonds	-	43,600	-	43,600
Corporate Bonds	-	222,823,584	-	222,823,584
Foreign Government Obligations	-	4,903,642	-	4,903,642
Municipal Bonds	-	7,728,548	-	7,728,548
Preferred Stocks	-	77,350	-	77,350
U.S. Government Agency Obligations	-	12,689,881	-	12,689,881
U.S. Treasury Obligations	-	107,651,687	-	107,651,687
Short Term Investments	-	15,400,000	-	15,400,000

Total Investments in Securities	$2,574	$412,079,201	-	$412,081,775
Other Financial Instruments	($298,688)	($524,713)	-	($823,401)

Totals	($296,114)	$411,554,488	-	$411,258,374

Large Cap Trust

Basic Materials	$2,058,840	-	-	$2,058,840
Communications	14,248,574	-	-	14,248,574
Consumer, Cyclical	12,175,651	-	-	12,175,651
Consumer, Non-cyclical	40,269,981	-	-	40,269,981
Energy	25,540,946	-	-	25,540,946
Financial	23,691,154	-	-	23,691,154
Industrial	18,061,078	-	-	18,061,078
Investment Companies	1,583,400	-	-	1,583,400
Technology	26,345,328	-	-	26,345,328
Utilities	9,085,785	-	-	9,085,785
Short Term Investments	3,928,912	$714,000	-	4,642,912

Total Investments in Securities	$176,989,649	$714,000	-	$177,703,649

Large Cap Value Trust

Basic Materials	$8,764,010	-	-	$8,764,010
Communications	21,314,800	-	-	21,314,800
Consumer, Cyclical	27,115,650	-	-	27,115,650
Consumer, Non-cyclical	78,290,080	-	-	78,290,080
Energy	94,128,250	-	-	94,128,250
Financial	55,561,730	-	-	55,561,730
Industrial	25,078,230	-	-	25,078,230
Technology	18,596,650	-	-	18,596,650
Utilities	23,816,460	-	-	23,816,460
Short Term Investments	17,825,652	$275,000	-	18,100,652

Total Investments in Securities	$370,491,512	$275,000	-	$370,766,512

Lifestyle Aggressive Trust

Investment Companies	$393,332,002	-	-	$393,332,002

Lifestyle Balanced Trust

Investment Companies	$11,340,287,471	-	-	$11,340,287,471
Short Term Investments	-	$906,000	-	906,000

Total Investments in Securities	$11,340,287,471	$906,000	-	$11,341,193,471

Lifestyle Conservative Trust

Investment Companies	$2,367,574,184	-	-	$2,367,574,184

Lifestyle Growth Trust

Investment Companies	$12,534,576,604	-	-	$12,534,576,604

Lifestyle Moderate Trust

Investment Companies	$3,073,803,084	-	-	$3,073,803,084

Mid Cap Index Trust

Basic Materials	$50,587,109	-	-	$50,587,109
Communications	44,612,003	-	-	44,612,003
Consumer, Cyclical	134,990,328	-	-	134,990,328
Consumer, Non-cyclical	203,619,272	-	-	203,619,272
Energy	67,360,833	-	-	67,360,833
Financial	176,453,772	-	-	176,453,772
Industrial	164,778,212	-	-	164,778,212
Technology	80,787,563	-	-	80,787,563
Utilities	55,149,274	-	-	55,149,274
Short Term Investments	124,880,865	$14,825,000	-	139,705,865

Total Investments in Securities	$1,103,219,231	$14,825,000	-	$1,118,044,231
Other Financial Instruments	($153,733)	-	-	($153,733)

Totals	$1,103,065,498	$14,825,000	-	$1,117,890,498

Mid Cap Intersection Trust

Basic Materials	$515,800	-	-	$515,800
Communications	1,024,964	-	-	1,024,964
Consumer, Cyclical	2,182,273	-	-	2,182,273
Consumer, Non-cyclical	3,524,957	-	-	3,524,957
Energy	1,326,344	-	-	1,326,344
Financial	3,297,515	-	-	3,297,515
Industrial	2,329,032	-	-	2,329,032
Technology	1,056,602	-	-	1,056,602
Utilities	1,235,321	-	-	1,235,321
Short Term Investments	1,176,596	$200,000	-	1,376,596

Total Investments in Securities	$17,669,404	$200,000		$17,869,404

Other Financial Instruments	$4,276	-	-	$4,276
Totals	$17,673,680	$200,000	-	$17,873,680

Mid Cap Stock Trust

Basic Materials	$3,283,940	-	-	$3,283,940
Communications	74,786,209	-	-	74,786,209
Consumer, Cyclical	176,370,923	$7,533,191	-	183,904,114
Consumer, Non-cyclical	181,274,370	7,701,106	-	188,975,476
Energy	11,200,916	1,961,714	-	13,162,630
Financial	29,731,268	10,528,824	-	40,260,092
Industrial	105,381,802	7,130,663	-	112,512,465
Technology	115,570,840	-	-	115,570,840
Short Term Investments	68,428,439	4,600,000	-	73,028,439

Total Investments in Securities	$766,028,707	$39,455,498	-	$805,484,205

Mid Cap Value Equity Trust

Basic Materials	$11,138,075	-	-	$11,138,075
Communications	5,786,426	$291,529	-	6,077,955
Consumer, Cyclical	15,526,438	-	-	15,526,438
Consumer, Non-cyclical	13,866,870	-	-	13,866,870
Energy	12,069,125	-	-	12,069,125
Financial	24,651,142	-	-	24,651,142
Industrial	21,939,209	-	-	21,939,209
Technology	11,989,014	-	-	11,989,014
Utilities	7,064,594	-	-	7,064,594
Short Term Investments	15,218,429	2,700,000	-	17,918,429

Total Investments in Securities	$139,249,322	$2,991,529	-	$142,240,851

Mid Value Trust

Basic Materials	$43,918,029	$1,870,000	-	$45,788,029
Communications	59,041,291	1,627,360	-	60,668,651
Consumer, Cyclical	81,916,202	-	-	81,916,202
Consumer, Non-cyclical	144,935,502	2,579,332	-	147,514,834
Energy	66,997,196	-	-	66,997,196
Financial	146,165,352	2,705,603	-	148,870,955
Industrial	43,164,956	3,099,375	-	46,264,331
Technology	33,388,618	663,309	-	34,051,927
Utilities	56,163,007	-	-	56,163,007
Short Term Investments	92,875,443	24,905,803	-	117,781,246

Total Investments in Securities	$768,565,596	$37,450,782	-	$806,016,378

Money Market Trust

Short Term Investments	-	$4,971,105,499	-	$4,971,105,499

Money Market Trust B

Short Term Investments	-	$880,550,062	-	$880,550,062

Mutual Shares Trust

Denmark	-	$8,212,398	-	$8,212,398
France	-	22,792,335	-	22,792,335
Germany	$191,925	32,969,611	-	33,161,536
Japan	-	4,110,181	-	4,110,181
Netherlands	-	18,049,452	-	18,049,452
Norway	-	9,056,312	-	9,056,312
Spain	-	5,532,718	-	5,532,718
Switzerland	15,875,424	20,678,911	-	36,554,335
United Kingdom	-	48,491,649	-	48,491,649
United States	289,027,232	22,720,655	$342,764	312,090,651
Other Countries	1,058,205	12,842,607	-	13,900,812
Short Term Investments	12,785,331	55,679,957		68,465,288

Total Investments in Securities	$318,938,117	$261,136,786	$342,764	$580,417,667
Other Financial Instruments	-	($1,808,952)	-	($1,808,952)

Totals	$318,938,117	$259,327,834	$342,764	$578,608,715

Natural Resources Trust

Basic Materials	$35,566,114	$39,188,504	-	$74,754,618
Energy	158,803,726	12,422,990	-	171,226,716
Short Term Investments	31,529,976	800,000	-	32,329,976

Total Investments in Securities	$225,899,816	$52,411,494	-	$278,311,310

Optimized All Cap Trust

Basic Materials	$25,788,870	-	-	$25,788,870
Communications	114,951,807	-	-	114,951,807
Consumer, Cyclical	110,100,006	-	-	110,100,006
Consumer, Non-cyclical	298,173,110	-	-	298,173,110
Energy	161,824,401	-	-	161,824,401
Financial	213,736,910	-	-	213,736,910
Industrial	139,225,534	-	-	139,225,534
Technology	186,734,492	-	-	186,734,492
Utilities	30,001,551	-	-	30,001,551
Short Term Investments	-	$1,820,000	-	1,820,000

Total Investments in Securities	$1,280,536,681	$1,820,000	-	$1,282,356,681

Optimized Value Trust

Basic Materials	$2,282,525	-	-	$2,282,525
Communications	22,927,933	-	-	22,927,933
Consumer, Cyclical	15,659,900	-	-	15,659,900
Consumer, Non-cyclical	36,066,839	-	-	36,066,839
Energy	51,412,947	-	-	51,412,947
Financial	68,909,932	-	-	68,909,932
Industrial	34,694,136	-	-	34,694,136
Technology	15,272,380	-	-	15,272,380
Utilities	14,155,023	-	-	14,155,023
Short Term Investments	-	$1,770,000	-	1,770,000

Total Investments in Securities	$261,381,615	$1,770,000	-	$263,151,615

Overseas Equity Trust

Australia	-	$3,138,161	-	$3,138,161
Brazil	$3,287,244	13,917	-	3,301,161
Canada	7,342,436	-	-	7,342,436
China	-	7,021,345	-	7,021,345
France	51,149	17,995,498	-	18,046,647
Germany	-	10,186,764	-	10,186,764
Hong Kong	-	5,552,323	-	5,552,323
India	-	4,952,374	-	4,952,374
Japan	-	17,821,521	-	17,821,521
Mexico	6,679,289	-	-	6,679,289
Netherlands	-	6,500,045	-	6,500,045
South Korea	-	4,123,020	-	4,123,020
Spain	-	3,420,173	-	3,420,173
Switzerland	-	9,854,114	-	9,854,114
United Kingdom	637,938	20,350,812	-	20,988,750
United States	1,496,645	4,030,554	-	5,527,199
Other Countries	2,154,505	15,119,229	-	17,273,734
Short Term Investments	-	1,770,000	-	1,770,000

Total Investments in Securities	$21,649,206	$131,849,850	-	$153,499,056
Other Financial Instruments	-	($1,448)	-	($1,448)

Totals	$21,649,206	$131,848,402	-	$153,497,608

Pacific Rim Trust

Australia	-	$14,439,660	-	$14,439,660
China	-	6,195,798	-	6,195,798
Hong Kong	-	9,828,192	-	9,828,192
Indonesia	-	311,338	-	311,338
Japan	-	42,560,530	-	42,560,530
Malaysia	$11,482	1,783,764	-	1,795,246
Singapore	-	2,562,595	-	2,562,595
South Korea	-	9,079,957	-	9,079,957
Taiwan	-	8,270,553	-	8,270,553
Thailand	-	1,881,402	-	1,881,402
Short Term Investments	1,976,184	680,000	-	2,656,184

Total Investments in Securities	$1,987,666	$97,593,789	-	$99,581,455

Real Estate Securities Trust

Diversified	$1,510,157	-	-	$1,510,157
Financial	317,426,042	-	-	317,426,042
Short Term Investments	91,003,525	$1,668,000	-	92,671,525

Total Investments in Securities	$409,939,724	$1,668,000	-	$411,607,724

Real Return Bond Trust

Asset Backed Securities	-	$16,336,112	$146,312	$16,482,424
Collateralized Mortgage Obligations	-	98,036,727	-	98,036,727
Corporate Bonds	-	217,010,688	-	217,010,688
Foreign Government Obligations	-	37,184,455	-	37,184,455
Municipal Bonds	-	1,436,234	-	1,436,234
Preferred Stocks	$535,800	910,000	-	1,445,800
Supranational Obligations	-	1,202,156	-	1,202,156
Term Loans	-	8,260,560	-	8,260,560
U.S. Government Agency Obligations	-	27,039,881	-	27,039,881
U.S. Treasury Obligations	-	846,934,025	-	846,934,025
Short Term Investments	-	298,256,437	-	298,256,437

Total Investments in Securities	$535,800	$1,552,607,275	$146,312	$1,553,289,387
Investments in Securities Sold Short	-	($5,109,547)	-	($5,109,547)
Other Financial Instruments	$764,852	$2,545,016	-	$3,309,868

Totals	$1,300,652	$1,550,042,744	$146,312	$1,551,489,708

Science & Technology Trust

Basic Materials	$2,758,536	-	-	$2,758,536
Communications	71,208,857	$3,944,920	-	75,153,777
Consumer, Cyclical	2,639,361	5,676,485	-	8,315,846
Consumer, Non-cyclical	8,226,848	930,516	-	9,157,364
Energy	2,981,534	-	-	2,981,534
Industrial	4,487,743	2,226,206	-	6,713,949
Technology	159,012,910	8,157,327	-	167,170,237
Short Term Investments	27,819,529	10,425,589	-	38,245,118

Total Investments in Securities	$279,135,318	$31,361,043	-	$310,496,361

Short-Term Bond Trust

Asset Backed Securities	-	$3,232,524	$3,134,562	$6,367,086
Collateralized Mortgage Obligations	-	36,820,636	2,939,841	39,760,477
Corporate Bonds	-	29,199,841	-	29,199,841
U.S. Government Agency Obligations	-	7,439,487	-	7,439,487
U.S. Treasury Obligations	-	4,791,749	-	4,791,749
Short Term Investments	-	6,399,000	-	6,399,000

Total Investments in Securities	-	$87,883,237	$6,074,403	$93,957,640

Short-Term Government Income Trust

Collateralized Mortgage Obligations	-	$3,993,809	-	$3,993,809
U.S. Government Agency Obligations	-	50,112,569	-	50,112,569
U.S. Treasury Obligations	-	14,251,479	-	14,251,479
Short Term Investments	-	8,100,000	-	8,100,000

Total Investments in Securities	-	$76,457,857	-	$76,457,857

Small Cap Growth Trust

Basic Materials	$3,347,657	-	-	$3,347,657
Communications	36,159,997	-	-	36,159,997
Consumer, Cyclical	74,756,029	-	-	74,756,029
Consumer, Non-cyclical	97,828,419	-	-	97,828,419
Energy	9,207,669	-	-	9,207,669
Financial	15,673,583	-	-	15,673,583
Industrial	49,674,664	-	-	49,674,664
Investment Companies	6,721,326	-	-	6,721,326
Technology	44,537,637	-	-	44,537,637
Short Term Investments	50,242,471	$8,900,000	-	59,142,471

Total Investments in Securities	$388,149,452	$8,900,000	-	$397,049,452

Small Cap Index Trust

Basic Materials	$25,996,877	-	-	$25,996,877
Communications	53,982,506	-	-	53,982,506
Consumer, Cyclical	91,089,625	-	-	91,089,625
Consumer, Non-cyclical	151,410,728	-	$42,182	151,452,910
Diversified	64,976	-	-	64,976
Energy	28,214,770	-	-	28,214,770
Financial	128,351,772	-	-	128,351,772
Industrial	92,316,726	-	-	92,316,726
Investment Companies	92,865	-	-	92,865
Technology	69,792,547	$248,876	-	70,041,423
Utilities	22,224,009	-	-	22,224,009
Short Term Investments	120,772,183	-	-	120,772,183

Total Investments in Securities	$784,309,584	$248,876	$42,182	$784,600,642
Other Financial Instruments	$99,519	-	-	$99,519

Totals	$784,409,103	$248,876	-	$784,700,161

Small Cap Opportunities Trust

Basic Materials	$7,315,028	-	-	$7,315,028

Communications	13,310,339	-	-	13,310,339
Consumer, Cyclical	26,025,711	-	-	26,025,711
Consumer, Non-cyclical	21,428,173	-	-	21,428,173
Diversified	13,949	-	-	13,949
Energy	14,244,678	-	-	14,244,678
Financial	25,424,875	-	-	25,424,875
Industrial	24,209,298	-	-	24,209,298
Technology	12,851,541	-	-	12,851,541
Utilities	2,714,093	-	-	2,714,093
Short Term Investments	6,238,805	$2,379,000	-	8,617,805

Total Investments in Securities	$153,776,490	$2,379,000	-	$156,155,490

Small Cap Value Trust

Basic Materials	$11,991,689	-	-	$11,991,689
Communications	5,937,120	-	-	5,937,120
Consumer, Cyclical	65,710,267	-	-	65,710,267
Consumer, Non-cyclical	77,300,812	-	-	77,300,812
Energy	24,735,472	-	-	24,735,472
Financial	105,605,922	-	-	105,605,922
Industrial	95,500,068	-	-	95,500,068
Technology	22,479,089	-	-	22,479,089
Utilities	25,829,222	-	-	25,829,222
Short Term Investments	38,971,067	$11,915,000	-	50,886,067

Total Investments in Securities	$474,060,728	$11,915,000	-	$485,975,728

Small Company Growth Trust

Basic Materials	$431,779	-	-	$431,779
Communications	7,939,871	-	-	7,939,871
Consumer, Cyclical	14,135,625	-	-	14,135,625
Consumer, Non-cyclical	22,742,204	-	-	22,742,204
Energy	6,221,652	-	-	6,221,652
Financial	7,701,395	-	-	7,701,395
Industrial	14,517,585	-	-	14,517,585
Technology	18,649,114	-	-	18,649,114
Utilities	1,550,054	-	-	1,550,054
Short Term Investments	17,405,381	$2,465,000	-	19,870,381

Total Investments in Securities	$111,294,660	$2,465,000	-	$113,759,660

Small Company Value Trust

Basic Materials	$34,027,625	-	-	$34,027,625
Communications	9,708,263	-	-	9,708,263
Consumer, Cyclical	50,154,976	-	-	50,154,976
Consumer, Non-cyclical	51,833,786	-	-	51,833,786
Energy	26,606,588	-	-	26,606,588
Financial	73,777,545	$4,817,040	-	78,594,585
Industrial	91,178,392	-	-	91,178,392
Investment Companies	3,796,124	-	-	3,796,124
Technology	26,496,649	-	-	26,496,649
Utilities	14,567,579	-	-	14,567,579
Short Term Investments	45,607,165	3,441,037	-	49,048,202

Total Investments in Securities	$427,754,692	$8,258,077	-	$436,012,769

Smaller Company Growth Trust

Basic Materials	$2,967,408	-	-	$2,967,408
Communications	18,506,745	-	-	18,506,745
Consumer, Cyclical	16,047,614	-	-	16,047,614
Consumer, Non-cyclical	23,811,617	-	-	23,811,617
Energy	8,307,607	-	-	8,307,607
Financial	9,065,404	-	-	9,065,404
Government	44,966	-	-	44,966
Industrial	17,017,086	-	-	17,017,086
Technology	10,640,313	-	-	10,640,313
Utilities	358,743	-	-	358,743
Short Term Investments	8,643,146	$2,410,000	-	11,053,146

Total Investments in Securities	$115,410,649	$2,410,000	-	$117,820,649
Other Financial Instruments	$12,186	-	-	$12,186

Totals	$115,422,835	$2,410,000	-	$117,832,835

Spectrum Income Trust

Equity Securities
Basic Materials	$12,190,621	-	-	$12,190,621
Communications	18,667,031	$1,443,329	$72,000	20,182,360
Consumer, Cyclical	17,808,272	-	-	17,808,272
Consumer, Non-cyclical	20,161,526	882,506	-	21,044,032
Energy	28,788,788	-	-	28,788,788
Financial	37,876,694	1,777,111	-	39,653,805
Industrial	24,150,700	-	-	24,150,700
Technology	9,691,095	-	-	9,691,095
Utilities	9,357,405	-	-	9,357,405
Fixed-income Securities
Asset Backed Securities	-	26,185,533	-	26,185,533
Collateralized Mortgage Obligations	-	45,457,811	-	45,457,811
Convertible Bonds	-	5,696,115	-	5,696,115
Corporate Bonds	-	475,950,507	-	475,950,507
Foreign Government Obligations	-	68,394,654	204,000	68,598,654
Municipal Bonds	-	3,354,520	-	3,354,520
Term Loans	-	20,965,992	-	20,965,992
U.S. Government Agency Obligations	-	339,615,761	-	339,615,761
U.S. Treasury Obligations	-	253,014,896	-	253,014,896
Short Term Investments	21,432,844	96,812,462	-	118,245,306

Total Investments in Securities	$200,124,976	$1,339,551,197	$276,000	$1,539,952,173
Other Financial Instruments	($241,257)	($191,725)	-	($432,982)

Totals	$199,883,719	$1,339,359,472	$276,000	$1,539,519,191

Strategic Bond Trust

Asset Backed Securities	-	$18,618,612	-	$18,618,612
Collateralized Mortgage Obligations	-	62,020,158	-	62,020,158
Common Stocks	$24,780	-	-	24,780
Corporate Bonds	-	324,288,324	$12,399,218	336,687,542
Foreign Government Obligations	-	24,091,223	-	24,091,223

Preferred Stocks	545,269	3,333,176	513,652	4,392,097
Supranational Obligations	-	2,344,237	-	2,344,237
Term Loans	-	12,446,993	-	12,446,993
U.S. Government Agency Obligations	-	214,771,264	-	214,771,264
U.S. Treasury Obligations	-	40,702,760	-	40,702,760
Short Term Investments	488,522	3,800,000	-	4,288,522

Total Investments in Securities	$1,058,571	$706,416,747	$12,912,870	$720,388,188
Other Financial Instruments	$1,353,596	-	-	$1,353,596

Totals	$2,412,167	$706,416,747	$12,912,870	$721,741,784

Strategic Income Trust

Asset Backed Securities	-	$3,265,758	$1,068,800	$4,334,558
Collateralized Mortgage Obligations	-	65,929,412	11,238,706	77,168,118
Common Stocks	$5,985,807	-	-	5,985,807
Convertible Bonds	-	1,549,275	-	1,549,275
Corporate Bonds	-	279,590,256	10,341,626	289,931,882
Foreign Government Obligations	-	117,435,512	-	117,435,512
Purchased Options	15,000	26,396	109,127	150,523
Preferred Stocks	2,311,732	-	-	2,311,732
Supranational Obligations	-	37,006,102	-	37,006,102
Term Loans	-	19,337,359	301,006	19,638,365
U.S. Government Agency Obligations	-	39,808,125	-	39,808,125
U.S. Treasury Obligations	-	11,168,432	-	11,168,432
Short Term Investments	-	16,898,694	-	16,898,694

Total Investments in Securities	$8,312,539	$592,015,321	$23,059,265	$623,387,125
Other Financial Instruments	($1,421,349)	($279,108)	($50,933)	($1,751,390)

Totals	$6,891,190	$591,736,213	$23,008,332	$621,635,735

Total Bond Market Trust A

Asset Backed Securities	-	$3,593,167	-	$3,593,167
Collateralized Mortgage Obligations	-	41,432,324	-	41,432,324
Corporate Bonds	-	236,654,164	-	236,654,164
Foreign Government Obligations	-	14,971,170	-	14,971,170
Municipal Bonds	-	4,398,390	-	4,398,390
Supranational Obligations	-	9,129,833	-	9,129,833
U.S. Government Agency Obligations	-	472,655,683	-	472,655,683
U.S. Treasury Obligations	-	243,229,617	-	243,229,617
Short Term Investments	$25,233,572	14,245,000	-	39,478,572

Total Investments in Securities	$25,233,572	$1,040,309,348	-	$1,065,542,920

Total Bond Market Trust B

Asset Backed Securities	-	$1,017,572	-	$1,017,572
Collateralized Mortgage Obligations	-	8,702,018	-	8,702,018
Corporate Bonds	-	38,455,558	-	38,455,558
Foreign Government Obligations	-	3,236,280	-	3,236,280
Municipal Bonds	-	561,133	-	561,133
Supranational Obligations	-	1,864,247	-	1,864,247
U.S. Government Agency Obligations	-	71,658,406	-	71,658,406
U.S. Treasury Obligations	-	32,031,203	-	32,031,203
Short Term Investments	-	566,000	-	566,000

Total Investments in Securities	-	$158,092,417	-	$158,092,417

Total Return Trust
Asset Backed Securities	-	$64,521,731	$1,128,692	$65,650,423
Collateralized Mortgage Obligations	-	191,749,220	-	191,749,220
Convertible Bonds	-	966,000	-	966,000
Corporate Bonds	-	622,899,861	-	622,899,861
Foreign Government Obligations	-	1,922,021	-	1,922,021
Municipal Bonds	-	66,308,517	-	66,308,517
Preferred Stocks	-	81,412,516	-	81,412,516
Supranational Obligations	-	531,167	-	531,167
Term Loans	-	10,324,545	-	10,324,545
U.S. Government Agency Obligations	-	992,096,804	-	992,096,804
U.S. Treasury Obligations	-	485,930,989	-	485,930,989
Short Term Investments	-	387,740,108	-	387,740,108

Total Investments in Securities	-	$2,906,403,479	$1,128,692	$2,907,532,171
Investments in Securities Sold Short	-	($21,527,765)	-	($21,527,765)
Other Financial Instruments	$16,020,105	$55,147,330	-	$71,167,435

Totals	$16,020,105	$2,940,023,044	$1,128,692	$2,957,171,841

Total Stock Market Index Trust

Basic Materials	$13,864,783	-	-	$13,864,783
Communications	35,567,483	-	-	35,567,483
Consumer, Cyclical	34,832,070	-	-	34,832,070
Consumer, Non-cyclical	71,363,130	-	$2,798	71,365,928
Diversified	253,332	-	-	253,332
Energy	39,148,374	-	-	39,148,374
Financial	58,004,730	-	-	58,004,730
Government	32,108	-	-	32,108
Industrial	35,912,964	-	-	35,912,964
Technology	41,916,394	$10,752	-	41,927,146
Utilities	10,832,260	-	-	10,832,260
Short Term Investments	18,314,677	2,526,000	-	20,840,677

Total Investments in Securities	$360,042,305	$2,536,752	$2,798	$362,581,855
Other Financial Instruments	$12,101	-	-	$12,101

Totals	$378,369,083	$5,062,752	$2,798	$383,434,633

U.S. Government Securities Trust

Asset Backed Securities	-	$12,473,278	-	$12,473,278
Collateralized Mortgage Obligations	-	25,621,172	-	25,621,172
Purchased Options	$37,125	-	-	37,125
Preferred Stocks	117,953	-	-	117,953
U.S. Government Agency Obligations	-	232,721,063	-	232,721,063
U.S. Treasury Obligations	-	29,088,264	-	29,088,264
Short Term Investments	55,348,230	70,829,420	-	126,177,650

Totals	$55,503,308	$370,733,197	-	$426,236,505
Other Financial Instruments	$1,551,695	-	-	$1,551,695

Total Investments in Securities	$57,055,003	$370,733,197	-	$427,788,200

U.S. High Yield Bond Trust

Collateralized Mortgage Obligations	-	$1,025,437	-	$1,025,437
Common Stocks	-	-	$125,003	125,003
Corporate Bonds	-	559,171,320	35,000	559,206,320
Preferred Stocks	-	492,557	127,000	619,557
Term Loans	-	144,125,095	-	144,125,095
Short Term Investments	-	26,916,000	-	26,916,000

Total Investments in Securities	-	$731,730,409	$287,003	$732,017,412

U.S. Multi Sector Trust

Basic Materials	$17,669,875	-	-	$17,669,875
Communications	116,608,919	-	-	116,608,919
Consumer, Cyclical	92,500,660	-	-	92,500,660
Consumer, Non-cyclical	362,110,884	-	-	362,110,884
Energy	83,472,334	-	-	83,472,334
Financial	29,097,698	-	-	29,097,698
Industrial	21,371,034	-	-	21,371,034
Technology	121,033,625	-	-	121,033,625
Utilities	3,064,781	-	-	3,064,781
Short Term Investments	84,498,781	$29,202,000	-	113,700,781

Total Investments in Securities	$931,428,591	$29,202,000	-	$960,630,591
Other Financial Instruments	$156,061	-	-	$156,061

Total Investments in Securities	$931,584,652	$29,202,000	-	$960,786,652

Utilities Trust

Communications	$36,919,927	$11,945,599	-	$48,865,526
Energy	24,289,419	2,736,176	-	27,025,595
Utilities	57,770,937	19,151,705	-	76,922,642
Short Term Investments	9,286,379	3,943,000	-	13,229,379

Total Investments in Securities	$128,266,662	$37,776,480	-	$166,043,142
Other Financial Instruments	-	$83,105	-	$83,105

Totals	$128,266,662	$37,859,585	-	$166,126,247

Value Trust

Basic Materials	$8,466,376	-	-	$8,466,376
Consumer, Cyclical	18,526,427	-	-	18,526,427
Consumer, Non-cyclical	48,777,416	-	-	48,777,416
Energy	15,683,381	-	-	15,683,381
Financial	55,737,085	-	-	55,737,085
Industrial	39,908,259	-	-	39,908,259
Technology	15,733,596	-	-	15,733,596
Utilities	14,206,145	-	-	14,206,145
Short Term Investments	16,904,761	$15,434,000	-	32,338,761

Total Investments in Securities	$233,943,446	$15,434,000	-	$249,377,446

Value & Restructuring Trust

Basic Materials	$33,242,380	$2,908,520	-	$36,150,900
Communications	27,531,972	-	-	27,531,972
Consumer, Cyclical	11,928,573	-	-	11,928,573
Consumer, Non-cyclical	38,218,018	-	-	38,218,018
Energy	72,423,024	-	-	72,423,024

Financial	49,745,186	-	$23,892	49,769,078
Industrial	40,381,788	-	-	40,381,788
Technology	8,306,915	-	-	8,306,915
Utilities	-	1,943,327	-	1,943,327
Short Term Investments	26,818,997	1,200,000	-	28,018,997

Total Investments in Securities	$308,596,853	$6,051,847	$23,892	$314,672,592

Vista Trust

Basic Materials	$7,049,869	-	-	$7,049,869
Communications	12,394,754	-	-	12,394,754
Consumer, Cyclical	22,747,305	-	-	22,747,305
Consumer, Non-cyclical	16,318,012	-	-	16,318,012
Energy	11,781,755	-	-	11,781,755
Financial	14,465,212	-	-	14,465,212
Industrial	13,926,164	-	-	13,926,164
Technology	23,197,412	-	-	23,197,412
Short Term Investments	15,593,763	$2,480,000	-	18,073,763

Total Investments in Securities	$137,474,246	$2,480,000	-	$139,954,246

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Active Bond Trust

	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Preferred Stocks	Total
Balance as of 12/31/08	$ 28,679,405	$ 31,621,445	$ 6,082,494	$ 1,910,576	$ 68,293,920
Accrued discounts/premiums	198,023	1,101	537	-	199,661
Realized gain (loss)	(4,492,024)	2,270,972	-	-	(2,221,052)

Change in unrealized appreciation (depreciation)	2,342,372	8,248,870	378,324	-	10,969,566
Net purchases (sales)	(7,874,162)	(10,399,988)		-	(18,274,150)
Net transfers in and/out of Level 3	(1,005,679)	(11,497,952)	(3,278,556)	(1,910,576)	(17,692,763)
Balance as of 9/30/09	$ 17,847,935	$ 20,244,448	$ 3,182,799	$ -	$ 41,275,182

Bond Trust

Collateralized Mortgage Obligations
Balance as of 7/29/09	$ -
Accrued discounts/premiums	-
Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	18,328,496
Net transfers in and/out of Level 3	-
Balance as of 9/30/09	$ 18,328,496

Core Allocation Plus Trust

	Industrial	Total	Other Financial Instruments	Total
Balance as of 12/31/08	$ -	-	$ (7,060)	$ (7,060)
Accrued discounts/premiums	-	-		-
Realized gain (loss)	-	-	7,031	7,031

Change in unrealized appreciation (depreciation)	64,169	64,169	7	64,176
Net purchases (sales)	142,927	142,927	22	142,949
Net transfers in and/out of Level 3	-	-	-	-
Balance as of 9/30/09	$ 207,096	$ 207,096	$ -	$ 207,096

Core Bond Trust

Collateralized Mortgage Obligations
Balance as of 12/31/08	-
Accrued discounts/premiums	-
Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	37,408
Net purchases (sales)	1,104,923
Net transfers in and/out of Level 3	-
Balance as of 9/30/09	$ 1,142,331

Emerging Markets Value Trust

	Hong Kong	India	Turkey	Total
Balance as of 12/31/08	$ 114,645	$ 69,495	$ 540	$ 184,680
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)	-	-	-	-

Change in unrealized appreciation (depreciation)	(114,645)	211	(540)	(114,974)
Net purchases (sales)	-	-	-	-
Net transfers in and/out of Level 3	-	(52,993)	-	(52,993)
Balance as of 9/30/09	$ -	$ 16,713	$ -	$ 16,713

Equity Income Trust

Financials
Balance as of 12/31/08	$ 3,605,116
Accrued discounts/premiums	-
Realized gain (loss)	5,921,892

Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	(9,527,008)
Net transfers in and/out of Level 3	-
Balance as of 9/30/09	$ -

Financial Services Trust

Financials
Balance as of 12/31/08	$ 2,777,800
Accrued discounts/premiums	-
Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	1,903,460
Net purchases (sales)	259,740
Net transfers in and/out of Level 3	-
Balance as of 9/30/09	$ 4,941,000

Floating Rate Income Trust

	Preferred Stocks
Balance as of 12/31/08	$ -
Accrued discounts/premiums	-
Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	1,367,792
Net purchases (sales)	1,913,396
Net transfers in and/out of Level 3	-
Balance as of 9/30/09	$ 3,281,188

Global Allocation Trust

	Asset Backed Securities	Collateralized Mortgage Obligations	Total
Balance as of 12/31/08	$ 101,250	$ 306,622	$ 407,872
Accrued discounts/premiums	25	-	25
Realized gain (loss)	(322,106)	-	(322,106)

Change in unrealized appreciation (depreciation)	268,706	-	268,706
Net purchases (sales)	(47,875)	-	(47,875)
Net transfers in and/out of Level 3	-	(306,622)	(306,622)
Balance as of 9/30/09	$ -	$ -	$ -

Global Bond Trust

	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Total
Balance as of 12/31/08	$ 1,908,265	$ 4,240,990	$ 8,936,435	$ 15,085,690
Accrued discounts/premiums	5,589	7,871	-	13,460
Realized gain (loss)	31,678	(111,324)	-	(79,646)

Change in unrealized appreciation (depreciation)	320,447	812,852	1,899,816	3,033,115
Net purchases (sales)	3,948,489	(1,129,059)	3,012,300	5,831,730
Net transfers in and/out of Level 3	(1,164,387)	(295,020)	(1,597,500)	(3,056,907)
Balance as of 9/30/09	$ 5,050,081	$ 3,526,310	$ 12,251,051	$ 20,827,442

Health Sciences Trust

	Consumer, Non-cyclical
Balance as of 12/31/08	$ 351,993
Accrued discounts/premiums	-
Realized gain (loss)	157,014

Change in unrealized appreciation (depreciation)	15,330
Net purchases (sales)	-
Net transfers in and/out of Level 3	(214,023)
Balance as of 9/30/09	$ 310,314

High Income Trust

	Asset Backed Securities	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds	Purchased Options	Term Loans	Total	Other Financial Instruments
Balance as of 12/31/08	$ 1,492,000	$12,131,137	$73,726	$ 4,366,528	$ 13,385,664	$ 1,470,858	$ 32,919,913	$ (13,385,664)
Accrued discounts/premiums	-	8,113	-	648,206	-	9,372	665,691	-

Realized gain (loss)	-	(371,064)	-	(775,067)	-	(2,663)	(1,148,794)	-
Change in unrealized appreciation
(depreciation)	895,200	6,123,724	(73,726)	14,482,618	(12,829,764)	(869,888)	7,728,164	12,829,764
Net purchases (sales)	-	(11,677,559)	-	16,131,197	-	1,043,273	5,496,911	-
Net transfers in and/out of Level 3	-	(587,651)	-	(9,022)	-	-	(596,673)	-
Balance as of 9/30/09	$ 2,387,200	$5,626,700	$ -	$34,844,460	$ 555,900	$ 1,650,952	$ 45,065,212	$ (555,900)

High Yield Trust

	Asset Backed Securities	Common Stocks	Corporate Bonds	Foreign Government Obligations	Preferred Stocks	Term Loans	Warrants	Total
Balance as of 12/31/08	$ 2,088,224	$ 81,567	$ 6,452,539	$ 1,435,640	$ -	1,069,504	84,736	11,212,210
Accrued discounts/premiums	-	-	73,251	(212,024)	-	-	-	(138,773)
Realized gain (loss)	-	(3,372,212)	(1,879,689)	(82,380)	-	-	-	(5,334,281)
Change in unrealized appreciation
(depreciation)	-	3,290,645	2,502,905	1,056,123	(2,632,282)	553,581	4,359	4,775,331
Net purchases (sales)	-	-	(3,069,737)	122,928	9,622,205	-	1,565	6,676,961
Net transfers in and/out of Level 3	(2,088,224)	-	(2,875,994)	(1,163,109)	-	-	-	(6,127,327)
Balance as of 9/30/09	$ -	$ -	$ 1,203,275	$ 1,157,178	$ 6,989,923	$ 1,623,085	$ 90,660	$ 11,064,121

Income Trust

	Preferred Stocks
Balance as of 12/31/08	$ -
Accrued discounts/premiums	-
Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	1,500,000
Net transfers in and/out of Level 3	30,000
Balance as of 9/30/09	$1,530,000

International Equity Trust A

	Russia
Balance as of 12/31/08	$ -
Accrued discounts/premiums	-
Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Net transfers in and/out of Level 3	(208,869)
Balance as of 9/30/09	$ -

International Index Trust

	Other Countries
Balance as of 5/1/09	$ -
Accrued discounts/premiums	-
Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	2
Net purchases (sales)	-
Net transfers in and/out of Level 3	-
Balance as of 9/30/09	$ 2

International Small Company Trust

	Australia	Hong Kong	Total
Balance as of 12/31/08	$ 1,599	26,502	$ 28,101
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-

Change in unrealized appreciation (depreciation)	424	(26,502)	(26,078)
Net purchases (sales)	-		-
Net transfers in and/out of Level 3	-		-
Balance as of 9/30/09	$ 2,023	$ 2,023

Mutual Shares Trust

	United States
Balance as of 12/31/08	$ 1,296,022
Accrued discounts/premiums	9,559
Realized gain (loss)	(109,142)

Change in unrealized appreciation (depreciation)	(51,611)
Net purchases (sales)	(802,064)
Net transfers in and/out of Level 3	-
Balance as of 9/30/09	$ 342,764

Real Return Bond Trust

	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Total
Balance as of 12/31/08	$ 115,595	$ -	$ 665,625	$ 781,220
Accrued discounts/premiums	15	34	-	49
Realized gain (loss)	697	185	-	882

Change in unrealized appreciation (depreciation)	14,769	(17,213)		(2,444)
Net purchases (sales)	(131,076)	(39,142)		(170,218)
Net transfers in and/out of Level 3	-	202,448	(665,625)	(463,177)
Balance as of 9/30/09	$ -	$ 146,312	$ -	$ 146,312

Short-Term Bond Trust

	Asset Backed Securities	Collateralized Mortgage Obligations	Total
Balance as of 12/31/08	$ 4,391,176	$ 4,173,688	$ 8,564,864
Accrued discounts/premiums	4,055	-	4,055
Realized gain (loss)	(399,861)	229	(399,632)

Change in unrealized appreciation (depreciation)	5,543	451,713	457,256
Net purchases (sales)	(433,165)	(957,829)	(1,390,994)
Net transfers in and/out of Level 3	(796,186)	-	(796,186)
Balance as of 9/30/09	$ 2,771,562	$ 3,667,801	$ 6,439,363

Small Cap Growth Trust

	Convertible Bonds
Balance as of 12/31/08	$ 68,750
Accrued discounts/premiums	2,401

Realized gain (loss)	(3,184)

Change in unrealized appreciation (depreciation)	24,533
Net purchases (sales)	(92,500)
Net transfers in and/out of Level 3	-
Balance as of 9/30/09	$ -

Small Cap Index Trust

	Consumer, Non-cyclical
Balance as of 12/31/08	$ -
Accrued discounts/premiums	-
Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	42,182
Net purchases (sales)	-
Net transfers in and/out of Level 3	-
Balance as of 9/30/09	$ 42,182

Small Cap Opportunities Trust

	Communications
Balance as of 12/31/08	$ 920
Accrued discounts/premiums	-
Realized gain (loss)	(973,592)

Change in unrealized appreciation (depreciation)	1,011,355
Net purchases (sales)	(38,683)
Net transfers in and/out of Level 3	-
Balance as of 9/30/09	$ -

Spectrum Income Trust

	Common Stocks	Corporate Bonds	Foreign Government Obligations	Preferred Stocks	Total
Balance as of 12/31/08	$385,012	$452,813	$86,250	$64,960	$989,035
Accrued discounts/premiums	-	3,796	3,930	-	7,726
Realized gain (loss)	-	(89,399)	(25)	(130,572)	(219,996)

Change in unrealized appreciation (depreciation)	632,436	181,497	20,095	131,612	965,640
Net purchases (sales)	(1,017,448)	700,899	93,750	(66,000)	(288,799)
Net transfers in and/out of Level 3	-	-	-	72,000	72,000
Balance as of 9/30/09	$ -	$ 1,249,606	$ 204,000	$ 72,000	$ 1,525,606

Strategic Bond Trust

	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds	Preferred Stocks	Total
Balance as of 12/31/08	$6,493,446	$11,039	$ 2,975,081	$ -	$ 9,479,566
Accrued discounts/premiums	209	-	20,682	-	20,891
Realized gain (loss)	99,651	(441,132)	(1,343,662)	-	(1,685,143)

Change in unrealized appreciation (depreciation)	83,897	430,093	1,521,852	(83,253)	1,952,589
Net purchases (sales)	(6,677,203)	-	(135,243)	596,905	(6,215,541)
Net transfers in and/out of Level 3	-	-	9,360,508	-	9,360,508
Balance as of 9/30/09	$ -	$ -	$ 12,399,218	$ 513,652	$ 12,912,870

Strategic Income Trust

	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Purchased Options	Term Loans	Total	Other Financial Instruments
Balance as of 12/31/08	$ 668,000	$ 6,857,961	$ 408,200	$ 1,828,330	$ -	$ 9,762,491	$ (1,510,665)
Accrued discounts/premiums	-	65	84,937	-	-	85,002	-
Realized gain (loss)	-	1,228	-	(648,245)	-	(647,017)	-

Change in unrealized appreciation (depreciation)	400,800	6,681,509	3,465,364	(2,185,873)	-	8,361,800	1,459,732
Net purchases (sales)	-	(390,001)	6,383,125	1,114,872	301,006	7,409,002	-
Net transfers in and/out of Level 3	-	(1,912,056)	-	-	-	(1,912,056)	-
Balance as of 9/30/09	$ 1,068,800	$ 11,238,706	$ 10,341,626	$ 109,084	$ 301,006	$ 23,059,222	$ (50,933)

Total Return Trust

	Asset Backed Securities
Balance as of 12/31/08	$ -
Accrued discounts/premiums	266
Realized gain (loss)	1,421

Change in unrealized appreciation (depreciation)	(132,783)
Net purchases (sales)	(301,951)
Net transfers in and/out of Level 3	1,561,739
Balance as of 9/30/09	$ 1,128,692

Total Stock Market Index Trust

	Consumer, Non-cyclical
Balance as of 12/31/08	$ -
Accrued discounts/premiums	-
Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	2,798
Net purchases (sales)	-
Net transfers in and/out of Level 3	-
Balance as of 9/30/09	$ 2,798

U.S. Government Securities Trust

	Asset Backed Securities	Collateralized Mortgage Obligations	Total
Balance as of 12/31/08	$ 1,494,585	$ 3,383,909	$ 4,878,494
Accrued discounts/premiums	106	220	326
Realized gain (loss)	4,805	52,084	56,889

Change in unrealized appreciation (depreciation)	51,657	43,455	95,112
Net purchases (sales)	(476,564)	(3,479,668)	(3,956,232)
Net transfers in and/out of Level 3	(1,074,589)	-	(1,074,589)
Balance as of 9/30/09	$ -	$ -	$ -

U.S. High Yield Bond Trust

	Common Stocks	Corporate Bonds	Preferred Stock	Total
Balance as of 12/31/08	$ -	$ 1,300,929	$ -	$ 1,300,929
Accrued discounts/premiums	-	50,725	-	50,725

Realized gain (loss)	-	(1,234,982)	-	(1,234,982)

Change in unrealized appreciation (depreciation)	(624,997)	365,223		(259,774)
Net purchases (sales)	750,000	(446,895)	127,000	430,105
Net transfers in and/out of Level 3	-	-		-
Balance as of 9/30/09	$ 125,003	$ 35,000	$ 127,000	$ 287,003

Value & Restructuring Trust
	Communications	Financials	Total
Balance as of 12/31/08	$ 780	$ 41,193	$ 41,973
Accrued discounts/premiums	-	-	-
Realized gain (loss)	(825,213)	-	(825,213)

Change in unrealized appreciation (depreciation)	857,220	9,886	867,106
Net purchases (sales)	(32,787)	(27,187)	(59,974)
Net transfers in and/out of Level 3	-		-
Balance as of 9/30/09	$ -	$ 23,892	$ 23,892

When-Issued/Delayed -Delivery Securities Certain Portfolios of the Trust may purchase or sell debt securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed -delivery purchases are outstanding, a Portfolio has sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed -delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed -delivery transaction after it is entered into, and may sell delayed -delivery securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed -delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. The Portfolio may receive compensation for interest forgone in the purchase of delayed -delivery securities. The market values of the securities purchased on a forward -delivery basis are identified in the Portfolio of Investments.

In a “To Be Announced” (TBA) transaction, the Portfolio commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later.

In connection with TBA transactions, certain Portfolios may maintain a short position of certain securities. In connection with these transactions, a Portfolio owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the positions held short.

Loan participations and assignments A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a Portfolio to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of a Portfolio and would likely reduce the value of its assets. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a Portfolio to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower and, in the case of a loan participation, the intermediary. A Portfolio may have limited rights to enforce the terms of an underlying loan.

Repurchase Agreements Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolios and the counterparty.

Securities Lending The Portfolios may lend portfolio securities from time to time in order to earn additional income. The Portfolios retain beneficial ownership of the securities they have loaned and continue to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Portfolios receive cash collateral against the loaned securities and maintain the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Portfolios. Any additional required cash collateral is delivered to the Portfolios or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Portfolios receive the benefit of any gains and bear any losses generated by JHCIT.

The Portfolios may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Portfolios bear the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Cost of Investment Securities for Federal Income Tax Purposes The cost of investments owned on September 30, 2009, including short-term investments, for federal income tax purposes, was as follows:

Fund	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)

500 Index Trust	$5,040,560,576	$589,966,527	($296,892,378)	$293,074,149

500 Index Trust B	901,815,792	98,122,533	(212,212,477)	(114,089,944)

Active Bond Trust	2,048,406,981	121,031,764	(231,291,283)	(110,259,519)

All Cap Core Trust	358,046,565	45,879,713	(37,773,687)	8,106,026

All Cap Growth Trust	107,453,627	10,968,790	(10,914,399)	54,391

All Cap Value Trust	87,709,290	10,704,747	(4,018,788)	6,685,959

Alpha Opportunities Trust	559,988,732	102,429,845	(15,693,205)	86,736,640

American Asset Allocation Trust	1,734,776,864	-	(69,047,523)	(69,047,523)

American Blue Chip Income & Growth Trust	207,784,062	-	(18,672,488)	(18,672,488)

American Bond Trust	963,187,697	-	(57,689,253)	(57,689,253)

American Diversification Growth & Income Trust	1,043,813	-	(84,220)	(84,220)

American Fundamental Holdings Trust	1,116,545,134	18,988,634	(13,535,439)	5,453,195

American Global Diversification Trust	896,263,821	2,049,922	(49,513,425)	(47,463,503)

American Global Growth Trust	241,562,515	-	(47,323,199)	(47,323,199)

American Global Small Capitalization Trust	116,415,942	-	(14,072,982)	(14,072,982)

American Growth Trust	1,581,960,632	-	(301,066,234)	(301,066,234)

American Growth-Income Trust	1,441,081,877	-	(198,005,015)	(198,005,015)

American High-Income Bond Trust	64,684,430	214,409	(2,176,658)	(1,962,249)

American International Trust	983,278,183	-	(124,850,808)	(124,850,808)

American New World Trust	82,424,243	-	(9,575,755)	(9,575,755)

Balanced Trust	25,723,606	1,983,807	(82,502)	1,901,305

Blue Chip Growth Trust	1,455,688,534	187,692,581	(82,603,670)	105,088,911

Bond Trust	503,443,404	3,227,828	(556,393)	2,671,435

Capital Appreciation Trust	943,759,043	122,329,409	(40,812,927)	81,516,482

Capital Appreciation Value Trust	299,851,366	44,659,219	(5,599,064)	39,060,155

Core Allocation Trust	20,155,164	1,297,502	-	1,297,502

Core Allocation Plus Trust	187,995,772	20,836,181	(4,329,341)	16,506,840

Core Balanced Trust	32,659,578	2,602,749	-	2,602,749

Core Balanced Strategy Trust	357,358	851	(1,041)	(190)

Core Bond Trust	1,027,314,878	28,635,685	(978,084)	27,657,601

Core Disciplined Diversification Trust	35,417,345	2,919,725	-	2,919,725

Core Fundamental Holding Trust	68,168,718	5,078,476	-	5,078,476

Core Global Diversification Trust	68,007,533	5,028,391	-	5,028,391

Core Strategy Trust	544,210,401	39,139,841	(24,610,994)	14,528,847

Disciplined Diversification Trust	270,474,830	37,085,814	(6,813,471)	30,272,343

Emerging Markets Value Trust	839,621,400	260,508,326	(54,101,466)	206,406,860

Emerging Small Company Trust	122,821,372	24,217,986	(6,705,374)	17,512,612

Equity-Income Trust	2,108,260,354	221,193,398	(230,468,505)	(9,275,107)

Financial Services Trust	112,177,863	14,002,069	(14,721,080)	(719,011)

Floating Rate Income Trust	753,959,576	56,539,802	(17,116,692)	39,423,110

Franklin Templeton Founding Allocation Trust	1,699,523,388	-	(322,895,459)	(322,895,459)

Fundamental Value Trust	1,869,878,528	142,238,689	(179,718,910)	(37,480,221)

Global Trust	817,422,576	41,195,871	(151,889,921)	(110,694,050)

Global Allocation Trust	217,873,087	23,037,441	(21,809,186)	1,228,255

Global Bond Trust	1,001,005,615	38,393,460	(75,837,966)	(37,444,506)

Global Real Estate Trust	108,136,743	3,998,135	(92,311,789)	(88,313,654)

Growth Equity Trust	492,801,087	67,276,062	(12,661,865)	54,614,197

Health Sciences Trust	187,275,666	20,544,286	(24,893,312)	(4,349,026)

High Income Trust	689,214,029	72,481,249	(183,365,884)	(110,884,635)

High Yield Trust	2,127,693,062	153,700,921	(217,563,360)	(63,862,439)

Income Trust	514,451,654	32,984,144	(82,598,017)	(49,613,873)

International Core Trust	840,772,302	53,506,665	(122,968,214)	(69,461,549)

International Index Trust	1,527,288,431	300,324,858	(12,657,757)	287,667,101

International Equity Index Trust A	178,951,555	56,982,708	(3,187,935)	53,794,773

International Equity Index Trust B	318,923,513	47,476,205	(31,151,865)	16,324,340

International Opportunities Trust	531,439,493	102,975,575	(70,405,362)	32,570,213

International Small Cap Trust	135,099,003	20,640,642	(36,193,641)	(15,552,999)

International Small Company Trust	142,216,902	9,795,156	(32,510,199)	(22,715,043)

International Value Trust	880,725,342	76,203,118	(111,069,991)	(34,866,873)

Investment Quality Bond Trust	401,128,978	18,891,946	(7,939,149)	10,952,797

Large Cap Trust	193,274,935	21,055,978	(36,627,264)	(15,571,286)

Large Cap Value Trust	370,753,864	34,301,276	(34,288,628)	12,648

Lifestyle Aggressive Trust	454,771,690	17,341,094	(78,780,782)	(61,439,688)

Lifestyle Balanced Trust	11,226,741,198	887,046,130	(772,593,857)	114,452,273

Lifestyle Conservative Trust	2,223,138,408	192,332,358	(47,896,582)	144,435,776

Lifestyle Growth Trust	12,710,163,448	1,071,033,966	(1,246,620,810)	(175,586,844)

Lifestyle Moderate Trust	3,022,427,426	181,795,112	(130,419,454)	51,375,658

Mid Cap Index Trust	1,160,994,635	90,274,641	(133,225,045)	(42,950,404)

Mid Cap Intersection Trust	17,418,912	2,698,377	(2,247,885)	450,492

Mid Cap Stock Trust	697,830,433	133,127,094	(25,473,322)	107,653,772

Mid Cap Value Equity Trust	121,187,567	24,509,055	(3,455,771)	21,053,284

Mid Value Trust	636,888,567	178,039,281	(8,911,470)	169,127,811

Mutual Shares Trust	607,061,363	27,922,197	(54,565,893)	(26,643,696)

Natural Resources Trust	289,784,550	21,932,507	(33,405,747)	(11,473,240)

Optimized All Cap Trust	1,160,735,764	169,424,558	(47,803,641)	121,620,917

Optimized Value Trust	253,511,659	33,797,558	(24,157,602)	9,639,956

Overseas Equity Trust	140,946,967	24,004,881	(11,452,792)	12,552,089

Pacific Rim Trust	96,996,706	14,574,326	(11,989,577)	2,584,749

Real Estate Securities Trust	410,606,674	49,021,958	(48,020,908)	1,001,050

Real Return Bond Trust	1,659,921,632	28,373,315	(135,005,560)	(106,632,245)

Science & Technology Trust	294,760,217	48,405,585	(32,669,441)	15,736,144

Short-Term Bond Trust	121,154,459	835,451	(28,032,270)	(27,196,819)

Short Term Government Income Trust	76,245,452	266,380	(53,975)	212,405

Small Cap Growth Trust	341,798,079	67,870,649	(12,619,276)	55,251,373

Small Cap Index Trust	674,250,144	144,969,783	(34,619,285)	110,350,498

Small Cap Opportunities Trust	141,374,982	30,990,876	(16,210,368)	14,780,508

Small Cap Value Trust	462,939,112	56,817,452	(33,780,836)	23,036,616

Small Company Growth Trust	109,255,253	12,289,336	(7,784,929)	4,504,407

Small Company Value Trust	442,700,842	50,776,608	(57,464,681)	(6,688,073)

Smaller Company Growth Trust	93,498,968	26,278,297	(1,956,616)	24,321,681

Spectrum Income Trust	1,496,083,716	71,665,462	(27,797,005)	43,868,457

Strategic Bond Trust	790,765,076	24,913,004	(95,289,892)	(70,376,888)

Strategic Income Trust	599,374,019	61,880,760	(37,867,654)	24,013,106

Total Bond Market Index Trust A	1,027,193,233	41,402,911	(3,053,224)	38,349,687

Total Bond Market Index Trust B	150,471,026	8,444,401	(823,010)	7,621,391

Total Return Trust	2,905,429,427	82,501,243	(80,398,499)	2,102,744

Total Stock Market Index Trust	383,466,895	52,414,163	(73,299,203)	(20,885,040)

U.S. Government Securities Trust	456,374,361	7,001,632	(37,139,488)	(30,137,856)

U.S. High Yield Bond Trust	698,691,666	47,045,730	(13,719,984)	33,325,746

U.S. Multi Sector Trust	966,328,104	58,918,268	(64,615,781)	(5,697,513)

Utilities Trust	169,779,406	16,232,742	(19,969,006)	(3,736,264)

Value Trust	233,718,375	23,571,807	(7,912,736)	15,659,071

Value & Restructuring Trust	325,246,823	23,088,146	(33,662,377)	(10,574,231)

Vista Trust	119,475,959	23,118,937	(2,640,650)	20,478,287

Foreign Currency Translation The books and records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Stripped securities Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets principal only (PO), while the other class receives the interest cash flows interest only (IO). Both the PO and IO investments represent an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolios may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Portfolios may not receive all or part of their principal because the issuer or credit enhancer has defaulted on its obligation.

FINANCIAL INSTRUMENTS

Purchased and Written Options Certain Portfolios of the Trust described may purchase and sell put and call options on securities, securities indices, currencies, swaps (“swaptions”) and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. For more information on options, please refer to the Portfolios’ prospectus, semiannual and annual reports.

During the period ended September 30, 2009, the following Portfolios held purchased options in their Portfolio of Investments: Capital Appreciation Value Trust; Core Allocation Plus Trust; High Income Trust; Mutual Shares Trust; Strategic Income Trust; U.S. Government Income Trust. The Portfolios used purchased options to enhance potential gain, gain exposure to certain securities markets and currencies and maintain liquidity and diversity of the portfolios.

Notional amounts of purchased options at September 30, 2009 are generally representative of the options activities during the year ended September 30, 2009.

The following summarizes the Portfolios’ use of option contracts and the contracts held as of September 30, 2009:

Written Options on Securities

Capital Appreciation Value Trust

The Portfolio used written options to hedge against potential changes in securities markets and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts		Notional Amount	Premium	Value

Capital Appreciation Value Trust	Calls

	Coca Cola Company	$52.50	Jan 2010	120	USD	12,000	$20,955	($34,200)

	Coca Cola Company	47.50	Jan 2010	91	USD	9,100	25,480	(58,149)

	Exxon Mobil Corp.	75.00	Jan 2011	237	USD	23,700	120,277	(113,760)

	Heinz Company	40.00	Jan 2010	142	USD	14,200	13,774	(21,300)

	Kohl's Corp.	50.00	Jan 2010	136	USD	13,600	67,379	(116,960)

	Microsoft Corp.	22.50	Jan 2010	434	USD	43,400	77,911	(160,580)

PepsiCo, Inc.	60.00	Jan 2010	75	USD	7,500	17,580	(14,250)

Pfizer, Inc.	20.00	Jan 2011	940	USD	94,000	81,308	(79,900)

Proctor & Gamble Company	60.00	Jan 2010	382	USD	38,200	62,194	(57,300)

Walmart Stores, Inc.	60.00	Jan 2010	230	USD	23,000	58,728	(1,380)

			2,787		278,700	$545,586	($657,779)

Core Allocation Plus Trust

The Portfolio used written options to enhance potential gain.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts		Notional Amount	Premium	Value

Core Allocation Plus Trust	Calls

	BHP Billiton Ltd.	$55.00	Jan 2010	56	USD	5,600	$45,192	($72,800)

	Cameco Corp.	22.50	Jan 2010	194	USD	19,400	21,922	(120,280)

	Companhia Vale Do Rio Doce	20.00	Jan 2010	190	USD	19,000	29,450	(76,000)

	Corning, Inc.	20.00	Mar 2010	121	USD	12,100	6,655	(3,748)

	NetEase.com, Inc.	50.00	Dec 2009	50	USD	5,000	7,697	(12,478)

	New Oriental Education & Technology	90.00	Apr 2010	16	USD	1,600	7,280	(7,386)

	Perfect World Co., Ltd.	55.00	Dec 2009	52	USD	5,200	9,100	(17,360)

	Shanda Interactive Entertainment, Ltd.	70.00	Jan 2010	31	USD	3,100	8,773	(2,557)

	Shanda Interactive Entertainment, Ltd.	45.00	Jan 2010	67	USD	6,700	20,117	(58,960)

	Sina Corp.	40.00	Mar 2010	135	USD	13,500	17,280	(51,705)

	Sohu.com, Inc.	80.00	Jan 2010	39	USD	3,900	19,573	(10,823)

	Sohu.com, Inc.	80.00	Mar 2010	19	USD	1,900	8,360	(8,081)

				970		97,000	$201,399	($442,178)

Health Sciences Trust

The Portfolio used written options to enhance potential gain and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts		Notional Amount	Premium	Value

Health Sciences Trust	Calls

	Acorda Therapeutics, Inc.	$30.00	Oct 2009	23	USD	2,300	$4,531	($805)

	Acorda Therapeutics, Inc.	50.00	Jan 2010	17	USD	1,700	8,619	(170)

	Aetna, Inc.	35.00	Jan 2010	26	USD	2,600	3,172	(1,820)

	Allergan, Inc.	60.00	Jan 2010	44	USD	4,400	9,803	(11,220)

	AMAG Pharmaceuticals, Inc.	70.00	Jan 2010	5	USD	500	1,360	(87)

	Amerigroup Corp.	25.00	Jan 2010	218	USD	21,800	48,040	(21,255)

	Amerigroup Corp.	35.00	Jan 2010	72	USD	7,200	19,584	(1,080)

	Amgen, Inc.	65.00	Jan 2010	22	USD	2,200	8,074	(4,400)

	Amgen, Inc.	70.00	Jan 2010	133	USD	13,300	27,897	(10,906)

	Amgen, Inc.	62.50	Jan 2010	49	USD	4,900	9,898	(14,210)

	Baxter International, Inc.	70.00	Jan 2010	24	USD	2,400	5,928	(600)

	Baxter International, Inc.	75.00	Jan 2010	24	USD	2,400	3,768	(360)

	Baxter International, Inc.	55.00	Jan 2010	50	USD	5,000	8,850	(21,950)

	C.R. Bard, Inc.	90.00	Jan 2010	6	USD	600	612	(285)

	Celgene Corp.	70.00	Jan 2010	44	USD	4,400	5,810	(2,640)

	Celgene Corp.	60.00	Jan 2010	65	USD	6,500	18,052	(17,225)

	Centene Corp.	20.00	Dec 2009	44	USD	4,400	6,028	(4,950)

Cephalon, Inc.	90.00	Jan 2010	2	USD	200	334	(30)

Cerner Corp.	70.00	Jan 2010	12	USD	1,200	2,964	(9,720)

Cigna Corp.	30.00	Jan 2010	19	USD	1,900	4,518	(4,465)

Community Health Systems, Inc.	30.00	Jan 2010	84	USD	8,400	18,380	(34,440)

Community Health Systems, Inc.	40.00	Jan 2010	89	USD	8,900	10,849	(6,008)

Covance, Inc.	60.00	Nov 2009	18	USD	1,800	3,096	(1,530)

Covance, Inc.	50.00	Jan 2010	17	USD	1,700	3,179	(10,965)

Covance, Inc.	60.00	Jan 2010	23	USD	2,300	5,006	(4,083)

Covidien Ltd.	45.00	Jan 2010	44	USD	4,400	9,028	(6,996)

Cubist Pharmaceuticals, Inc.	25.00	Feb 2010	21	USD	2,100	3,507	(1,785)

CVS Caremark Corp.	35.00	Jan 2010	96	USD	9,600	18,432	(24,000)

Davita, Inc.	60.00	Jan 2010	44	USD	4,400	6,265	(7,700)

Dentsply International, Inc.	35.00	Jan 2010	14	USD	1,400	3,388	(2,660)

Elan Corp. PLC	10.00	Jan 2010	49	USD	4,900	5,487	(980)

Express Scripts, Inc.	70.00	Jan 2010	37	USD	3,700	7,309	(38,850)

Express Scripts, Inc.	75.00	Jan 2010	46	USD	4,600	10,787	(33,580)

Genzyme Corp.	75.00	Jan 2010	38	USD	3,800	5,396	(855)

Gilead Sciences, Inc.	50.00	Nov 2009	35	USD	3,500	4,659	(3,150)

Gilead Sciences, Inc.	55.00	Nov 2009	67	USD	6,700	15,585	(1,005)

Gilead Sciences, Inc.	60.00	Nov 2009	95	USD	9,500	13,249	(475)

Gilead Sciences, Inc.	52.50	Nov 2009	44	USD	4,400	7,018	(1,760)

Gilead Sciences, Inc.	55.00	Jan 2010	66	USD	6,600	11,571	(3,630)

Gilead Sciences, Inc.	65.00	Jan 2010	140	USD	14,000	36,680	(1,050)

Gilead Sciences, Inc.	60.00	Jan 2010	157	USD	15,700	28,872	(2,747)

Gilead Sciences, Inc.	50.00	Feb 2010	66	USD	6,600	13,231	(14,190)

Gilead Sciences, Inc.	55.00	Feb 2010	66	USD	6,600	13,442	(5,940)

Gilead Sciences, Inc.	65.00	Jan 2011	111	USD	11,100	13,987	(11,655)

Gilead Sciences, Inc.	60.00	Jan 2011	148	USD	14,800	32,925	(31,450)

Human Genome Sciences, Inc.	20.00	Jan 2010	24	USD	2,400	7,428	(10,920)

Human Genome Sciences, Inc.	30.00	Jan 2010	20	USD	2,000	3,040	(2,800)

Humana, Inc.	40.00	Jan 2010	46	USD	4,600	7,912	(11,730)

Humana, Inc.	45.00	Feb 2010	65	USD	6,500	13,780	(10,075)

IDEXX Laboratories, Inc.	50.00	Oct 2009	17	USD	1,700	2,584	(2,380)

Illumina, Inc.	50.00	Jan 2010	69	USD	6,900	14,628	(6,555)

Illumina, Inc.	40.00	Jan 2010	173	USD	17,300	23,722	(86,500)

Intuitive Surgical, Inc.	170.00	Oct 2009	24	USD	2,400	24,467	(221,280)

Intuitive Surgical, Inc.	200.00	Jan 2010	13	USD	1,300	9,361	(88,400)

Intuitive Surgical, Inc.	270.00	Jan 2010	22	USD	2,200	19,073	(49,500)

Laboratory Corp. of America Holdings	70.00	Jan 2010	23	USD	2,300	4,531	(4,485)

Mckesson Corp.	60.00	Jan 2010	47	USD	4,700	9,259	(16,450)

Mckesson Corp.	50.00	Jan 2010	37	USD	3,700	4,164	(38,110)

Medco Health Solutions, Inc.	60.00	Jan 2010	72	USD	7,200	18,194	(11,520)

Medtronic, Inc.	42.00	Jan 2010	87	USD	8,700	9,478	(3,915)

Medtronic, Inc.	45.00	Jan 2010	48	USD	4,800	5,136	(720)

Merck & Company, Inc.	30.00	Oct 2009	66	USD	6,600	6,534	(10,824)

Merck & Company, Inc.	32.50	Jan 2010	22	USD	2,200	2,354	(3,366)

Mindray Medical International Ltd.	30.00	Jan 2010	86	USD	8,600	15,917	(41,280)

Monsanto Company	85.00	Oct 2009	23	USD	2,300	4,485	(690)

Monsanto Company	105.00	Jan 2010	45	USD	4,500	27,314	(1,238)

Monsanto Company	100.00	Jan 2010	83	USD	8,300	42,538	(4,565)

Myriad Genetics, Inc.	45.00	Jan 2010	37	USD	3,700	8,590	(740)

Onyx Pharmaceuticals, Inc.	45.00	Jan 2010	26	USD	2,600	4,965	(715)

OSI Pharmaceuticals, Inc.	45.00	Oct 2009	2	USD	200	364	(10)

OSI Pharmaceuticals, Inc.	35.00	Jan 2010	19	USD	1,900	3,223	(5,700)

St. Jude Medical, Inc.	40.00	Jan 2010	68	USD	6,800	13,736	(12,580)

St. Jude Medical, Inc.	45.00	Jan 2010	70	USD	7,000	11,938	(3,500)

St. Jude Medical, Inc.	45.00	Jan 2011	68	USD	6,800	18,495	(20,910)

Stericycle, Inc.	60.00	Nov 2009	50	USD	5,000	7,850	(500)

Teva Pharmaceutical Industries, Ltd.	52.50	Dec 2009	20	USD	2,000	2,040	(2,600)

Unitedhealth Group, Inc.	35.00	Jan 2010	16	USD	1,600	2,368	(400)

WellPoint, Inc.	65.00	Dec 2009	95	USD	9,500	14,108	(1,900)

WellPoint, Inc.	60.00	Jan 2010	68	USD	6,800	19,911	(4,760)

WellPoint, Inc.	55.00	Jan 2010	23	USD	2,300	6,141	(3,565)

Zimmer Holdings, Inc.	60.00	Jan 2010	21	USD	2,100	2,877	(2,520)

			4,209		420,900	$891,675	($1,067,365)

Puts

Abbott Labs	$55.00	Jan 2010	14	USD	1,400	$11,268	($9,366)

Abbott Labs	50.00	Jan 2010	9	USD	900	8,883	(2,790)

Abbott Labs	60.00	Jan 2010	31	USD	3,100	34,897	(35,960)

Acorda Therapeutics, Inc.	25.00	Jan 2010	9	USD	900	5,823	(5,490)

Aetna, Inc.	35.00	Jan 2010	13	USD	1,300	9,503	(10,270)

Aetna, Inc.	25.00	Jan 2010	11	USD	1,100	7,716	(1,870)

Alcon, Inc.	170.00	Jan 2010	15	USD	1,500	38,849	(47,175)

Alexion Pharmaceuticals, Inc.	32.50	Jan 2010	4	USD	400	2,148	(210)

Alexion Pharmaceuticals, Inc.	40.00	Jan 2010	17	USD	1,700	11,143	(3,315)

Alexion Pharmaceuticals, Inc.	45.00	Jan 2010	9	USD	900	6,754	(7,380)

Alexion Pharmaceuticals, Inc.	40.00	Feb 2010	9	USD	900	5,021	(2,340)

Allergan, Inc.	60.00	Jan 2010	22	USD	2,200	23,033	(12,870)

Allergan, Inc.	60.00	Jan 2011	47	USD	4,700	51,557	(46,765)

Allos Therapeutics, Inc.	7.50	Jan 2010	34	USD	3,400	7,016	(4,080)

Allscripts-Misys Healthcare Solutions, Inc.	25.00	Mar 2010	44	USD	4,400	27,378	(24,640)

AMAG Pharmaceuticals, Inc.	65.00	Jan 2010	11	USD	1,100	15,700	(23,815)

AMAG Pharmaceuticals, Inc.	45.00	Feb 2010	21	USD	2,100	13,586	(13,020)

Amerigroup Corp.	22.50	Jan 2010	35	USD	3,500	6,265	(7,350)

Amerigroup Corp.	25.00	Jan 2010	44	USD	4,400	13,074	(16,720)

Amylin Pharmaceuticals, Inc.	25.00	Jan 2010	30	USD	3,000	21,810	(34,200)

Amylin Pharmaceuticals, Inc.	20.00	Jan 2010	31	USD	3,100	18,197	(20,615)

Amylin Pharmaceuticals, Inc.	15.00	Jan 2010	45	USD	4,500	25,034	(12,375)

Baxter International, Inc.	70.00	Jan 2010	26	USD	2,600	24,657	(34,320)

Baxter International, Inc.	75.00	Jan 2010	10	USD	1,000	10,970	(18,250)

Beckman Coulter, Inc.	70.00	Feb 2010	13	USD	1,300	10,543	(7,020)

Becton, Dickinson & Company	70.00	Mar 2010	17	USD	1,700	13,718	(9,010)

Boston Scientific Corp.	12.50	Jan 2010	66	USD	6,600	18,128	(14,190)

Boston Scientific Corp.	12.50	Jan 2011	73	USD	7,300	19,855	(22,995)

Bristol Myers Squibb Company	20.00	Jan 2010	22	USD	2,200	9,614	(1,078)

Bristol Myers Squibb Company	25.00	Jan 2010	60	USD	6,000	35,420	(18,600)

C.R. Bard, Inc.	80.00	Jan 2010	21	USD	2,100	21,356	(10,500)

C.R. Bard, Inc.	70.00	Jan 2010	8	USD	800	5,315	(1,000)

C.R. Bard, Inc.	75.00	Jan 2010	8	USD	800	7,164	(1,940)

Cardinal Health, Inc.	45.00	Jan 2010	26	USD	2,600	24,622	(19,890)

Catalyst Health Solutions, Inc.	30.00	Mar 2010	26	USD	2,600	13,181	(8,970)

Celgene Corp.	55.00	Oct 2009	13	USD	1,300	5,596	(1,495)

Celgene Corp.	70.00	Jan 2010	21	USD	2,100	32,504	(33,180)

Celgene Corp.	60.00	Jan 2010	4	USD	400	3,428	(2,760)

Celgene Corp.	50.00	Jan 2010	17	USD	1,700	23,949	(4,165)

Celgene Corp.	55.00	Jan 2010	4	USD	400	5,828	(1,640)

Celgene Corp.	40.00	Jan 2010	9	USD	900	7,443	(450)

Cephalon, Inc.	90.00	Jan 2010	1	USD	100	1,727	(3,175)

Cephalon, Inc.	60.00	Jan 2010	20	USD	2,000	14,739	(11,100)

Cephalon, Inc.	65.00	May 2010	18	USD	1,800	18,177	(18,810)

Cerner Corp.	60.00	Jan 2010	7	USD	700	5,719	(770)

Cerner Corp.	70.00	Jan 2010	7	USD	700	10,339	(2,555)

Cerner Corp.	65.00	Jan 2010	9	USD	900	9,603	(1,935)

Cerner Corp.	70.00	Mar 2010	12	USD	1,200	13,167	(6,240)

Cerner Corp.	80.00	Mar 2010	44	USD	4,400	65,319	(45,760)

Cerner Corp.	75.00	Mar 2010	44	USD	4,400	48,527	(33,000)

Cerner Corp.	80.00	Jan 2011	44	USD	4,400	74,887	(64,900)

Cerner Corp.	75.00	Jan 2011	66	USD	6,600	81,594	(78,540)

Charles River Laboratories International, Inc.	40.00	Feb 2010	3	USD	300	2,541	(1,485)

Cigna Corp.	20.00	Jan 2010	23	USD	2,300	10,523	(1,380)

Cigna Corp.	25.00	Jan 2010	28	USD	2,800	21,195	(5,180)

Community Health Systems, Inc.	30.00	Jan 2010	50	USD	5,000	31,349	(12,750)

Computuer Programs & Systems, Inc.	45.00	Mar 2010	26	USD	2,600	21,380	(16,510)

Covidien Ltd.	50.00	Jan 2010	40	USD	4,000	30,005	(29,200)

Covidien Ltd.	55.00	Jan 2010	66	USD	6,600	62,374	(79,200)

Covidien Ltd.	45.00	Jan 2010	44	USD	4,400	20,499	(15,840)

Covidien Ltd.	35.00	Jan 2010	1	USD	100	377	(50)

CVS Caremark Corp.	30.00	Jan 2010	55	USD	5,500	32,805	(2,613)

CVS Caremark Corp.	35.00	Jan 2010	44	USD	4,400	25,057	(8,580)

CVS Caremark Corp.	40.00	Jan 2011	5	USD	500	4,485	(3,700)

Davita, Inc.	55.00	Jan 2010	9	USD	900	5,490	(2,385)

Davita, Inc.	60.00	Jan 2010	4	USD	400	3,588	(2,100)

Davita, Inc.	50.00	Jan 2010	9	USD	900	7,493	(1,080)

Dentsply International, Inc.	30.00	Jan 2010	4	USD	400	1,188	(280)

Edwards Lifesciences Corp.	55.00	Jan 2010	3	USD	300	1,941	(135)

Edwards Lifesciences Corp.	65.00	Jan 2010	3	USD	300	1,791	(630)

Edwards Lifesciences Corp.	65.00	Feb 2010	4	USD	400	2,508	(1,120)

Elan Corp. PLC	25.00	Jan 2010	17	USD	1,700	14,059	(30,430)

Elan Corp. PLC	20.00	Jan 2010	18	USD	1,800	8,226	(23,310)

Eli Lilly & Company	40.00	Jan 2010	28	USD	2,800	19,516	(21,364)

Express Scripts, Inc.	80.00	Jan 2010	43	USD	4,300	70,639	(28,810)

Express Scripts, Inc.	75.00	Jan 2010	26	USD	2,600	18,851	(11,180)

Express Scripts, Inc.	55.00	Jan 2010	5	USD	500	4,635	(188)

Express Scripts, Inc.	60.00	Jan 2010	16	USD	1,600	14,947	(1,200)

Express Scripts, Inc.	65.00	Jan 2010	9	USD	900	10,478	(1,305)

Express Scripts, Inc.	70.00	Jan 2010	36	USD	3,600	48,017	(9,000)

Express Scripts, Inc.	80.00	Jan 2011	22	USD	2,200	32,610	(27,830)

Forest Laboratories	40.00	Jan 2010	2	USD	200	1,634	(2,120)

Forest Laboratories	35.00	Feb 2010	217	USD	21,700	144,798	(129,115)

Genzyme Corp.	75.00	Jan 2010	13	USD	1,300	18,271	(24,115)

Genzyme Corp.	50.00	Jan 2010	12	USD	1,200	8,964	(2,520)

Genzyme Corp.	60.00	Jan 2010	14	USD	1,400	15,067	(8,820)

Gilead Sciences, Inc.	45.00	Nov 2009	14	USD	1,400	8,347	(2,030)

Gilead Sciences, Inc.	45.00	Jan 2010	7	USD	700	4,389	(1,855)

Gilead Sciences, Inc.	45.00	Feb 2010	4	USD	400	1,588	(1,170)

Healthways, Inc.	20.00	Nov 2009	37	USD	3,700	28,748	(18,130)

Human Genome Sciences, Inc.	20.00	Jan 2010	64	USD	6,400	63,114	(36,800)

Human Genome Sciences, Inc.	12.50	Jan 2010	26	USD	2,600	11,882	(6,110)

Human Genome Sciences, Inc.	20.00	Jan 2011	38	USD	3,800	39,790	(30,020)

Illumina, Inc.	45.00	Jan 2010	39	USD	3,900	45,591	(19,110)

Illumina, Inc.	40.00	Jan 2010	18	USD	1,800	14,913	(4,500)

Immucor Corp.	12.50	Jan 2010	45	USD	4,500	7,965	(1,013)

Intuitive Surgical, Inc.	240.00	Oct 2009	9	USD	900	9,423	(2,025)

Intuitive Surgical, Inc.	160.00	Oct 2009	9	USD	900	13,382	(90)

Intuitive Surgical, Inc.	200.00	Jan 2010	5	USD	500	22,835	(2,850)

Intuitive Surgical, Inc.	120.00	Jan 2010	9	USD	900	32,463	(180)

Johnson & Johnson	60.00	Jan 2010	10	USD	1,000	6,420	(2,100)

Johnson & Johnson	55.00	Jan 2010	14	USD	1,400	10,709	(910)

Johnson & Johnson	65.00	Jan 2011	88	USD	8,800	107,093	(79,200)

Johnson & Johnson	70.00	Jan 2011	88	USD	8,800	134,114	(111,320)

Laboratory Corp. of America Holdings	60.00	Jan 2010	29	USD	2,900	20,701	(4,278)

Laboratory Corp. of America Holdings	65.00	Jan 2010	22	USD	2,200	9,394	(7,480)

Laboratory Corp. of America Holdings	55.00	Jan 2010	9	USD	900	5,373	(495)

Life Technologies Corp.	35.00	Jan 2010	13	USD	1,300	8,086	(552)

Life Technologies Corp.	45.00	Jan 2010	23	USD	2,300	17,181	(6,267)

Mckesson Corp.	60.00	Jan 2010	21	USD	2,100	16,946	(7,980)

Mckesson Corp.	45.00	Jan 2010	14	USD	1,400	9,338	(525)

Mckesson Corp.	40.00	Jan 2010	14	USD	1,400	9,428	(210)

Mckesson Corp.	50.00	Jan 2010	21	USD	2,100	14,007	(1,837)

Mckesson Corp.	60.00	Feb 2010	13	USD	1,300	8,801	(5,915)

Medco Health Solutions, Inc.	60.00	Jan 2010	22	USD	2,200	19,972	(13,640)

Medco Health Solutions, Inc.	35.00	Jan 2010	5	USD	500	3,485	(50)

Medco Health Solutions, Inc.	45.00	Jan 2010	14	USD	1,400	11,146	(910)

Medco Health Solutions, Inc.	55.00	Jan 2010	32	USD	3,200	39,614	(10,720)

Medicines Company	15.00	Oct 2009	14	USD	1,400	8,448	(5,740)

Medicines Company	10.00	Apr 2010	44	USD	4,400	13,237	(7,040)

Medtronic, Inc.	30.00	Jan 2010	22	USD	2,200	13,973	(1,210)

Medtronic, Inc.	35.00	Jan 2010	28	USD	2,800	21,291	(5,040)

Merck & Company, Inc.	30.00	Oct 2009	34	USD	3,400	5,771	(850)

Merck & Company, Inc.	32.50	Jan 2010	21	USD	2,100	8,687	(6,300)

Merck & Company, Inc.	20.00	Jan 2010	22	USD	2,200	7,854	(220)

Millipore Corp.	75.00	Apr 2010	26	USD	2,600	20,498	(20,670)

Momenta Pharmaceuticals, Inc.	15.00	Jan 2011	13	USD	1,300	10,588	(9,815)

Monsanto Company	85.00	Oct 2009	22	USD	2,200	17,149	(18,260)

Monsanto Company	140.00	Jan 2010	55	USD	5,500	201,857	(345,950)

Monsanto Company	120.00	Jan 2010	15	USD	1,500	42,855	(64,725)

Monsanto Company	75.00	Jan 2010	9	USD	900	9,163	(4,500)

Monsanto Company	75.00	Apr 2010	9	USD	900	6,835	(6,390)

Mylan, Inc.	15.00	Jan 2010	9	USD	900	4,113	(720)

Myriad Genetics, Inc.	30.00	Jan 2010	9	USD	900	5,373	(4,005)

Myriad Genetics, Inc.	25.00	Jan 2010	4	USD	400	1,388	(710)

Onyx Pharmaceuticals, Inc.	30.00	Jan 2010	27	USD	2,700	18,766	(9,666)

OSI Pharmaceuticals, Inc.	35.00	Jan 2010	41	USD	4,100	31,426	(11,480)

OSI Pharmaceuticals, Inc.	40.00	Jan 2010	14	USD	1,400	14,658	(8,260)

Pfizer, Inc.	17.50	Jan 2010	185	USD	18,500	76,374	(30,340)

Pfizer, Inc.	20.00	Jan 2011	355	USD	35,500	167,098	(173,950)

Quest Diagnostics, Inc.	55.00	Jan 2011	22	USD	2,200	17,633	(16,830)

Savient Pharmaceuticals, Inc.	15.00	Jan 2011	87	USD	8,700	44,989	(41,760)

Schein Henry, Inc.	30.00	Jan 2010	5	USD	500	2,635	(100)

Schein Henry, Inc.	35.00	Jan 2010	3	USD	300	1,281	(75)

Schein Henry, Inc.	45.00	Jan 2010	4	USD	400	2,728	(270)

Schein Henry, Inc.	60.00	Jan 2010	13	USD	1,300	17,051	(7,995)

Schering-Plough Corp.	20.00	Jan 2010	46	USD	4,600	9,027	(690)

Schering-Plough Corp.	25.00	Jan 2010	46	USD	4,600	14,614	(2,530)

Schering-Plough Corp.	15.00	Jan 2010	31	USD	3,100	11,696	(310)

Stryker Corp.	35.00	Jan 2010	37	USD	3,700	18,659	(1,017)

Stryker Corp.	45.00	Mar 2010	26	USD	2,600	15,522	(8,840)

Tenet Healthcare Corp.	8.00	Feb 2010	60	USD	6,000	14,044	(14,400)

Teva Pharmaceutical Industries, Ltd.	52.50	Dec 2009	43	USD	4,300	20,933	(14,405)

Teva Pharmaceutical Industries, Ltd.	40.00	Jan 2010	28	USD	2,800	12,796	(420)

Thermo Fisher Scientific, Inc.	50.00	Mar 2010	4	USD	400	2,605	(3,120)

United Therapeutics Corp.	60.00	Jan 2010	6	USD	600	9,436	(90)

Unitedhealth Group, Inc.	25.00	Jan 2010	20	USD	2,000	8,540	(5,280)

Universal Health Services, Inc.	60.00	Oct 2009	18	USD	1,800	19,026	(1,620)

Valeant Pharmaceuticals International	20.00	Jan 2010	26	USD	2,600	15,002	(910)

Vertex Pharmaceuticals, Inc.	40.00	Jan 2010	9	USD	900	7,173	(4,140)

Vertex Pharmaceuticals, Inc.	20.00	Jan 2010	14	USD	1,400	7,658	(210)

Vertex Pharmaceuticals, Inc.	35.00	Jan 2010	10	USD	1,000	8,970	(2,400)

Vertex Pharmaceuticals, Inc.	40.00	Jan 2011	13	USD	1,300	14,911	(12,090)

Vertex Pharmaceuticals, Inc.	45.00	Jan 2011	18	USD	1,800	24,245	(22,410)

Walgreen Company	40.00	Jan 2010	141	USD	14,100	135,613	(52,170)

Walgreen Company	45.00	Jan 2011	133	USD	13,300	121,625	(126,350)

Warner Chilcott, Ltd.	25.00	Apr 2010	9	USD	900	5,373	(4,185)

WellPoint, Inc.	30.00	Jan 2010	8	USD	800	4,456	(200)

WellPoint, Inc.	50.00	Jan 2010	9	USD	900	8,973	(5,220)

WellPoint, Inc.	55.00	Jan 2010	4	USD	400	3,347	(3,600)

Wright Medical Group, Inc.	20.00	Nov 2009	20	USD	2,000	9,501	(5,150)

Wyeth	45.00	Oct 2009	45	USD	4,500	7,740	(1,125)

Wyeth	50.00	Jan 2010	18	USD	1,800	14,137	(4,230)

Wyeth	45.00	Jan 2010	30	USD	3,000	18,210	(2,100)

Zimmer Holdings, Inc.	70.00	Jan 2010	2	USD	200	1,854	(3,330)

Zimmer Holdings, Inc.	40.00	Jan 2010	10	USD	1,000	7,270	(200)

			4,892		489,200	$3,841,958	($2,812,264)

Options on Exchange -Traded Futures Contracts

Global Bond Trust

The Portfolio used written options to manage duration of the portfolio, hedge against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts		Notional Amount	Premium	Value

Global Bond Trust	Puts

	Eurodollar Futures	$98.50	Mar 2010	855	USD	2,137,500	$341,200	($138,938)

				855		2,137,500	$341,200	($138,938)

Strategic Bond Trust

The Portfolio used written options contracts to manage the duration of the portfolio, hedge against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts		Notional Amount	Premium	Value

Strategic Bond Trust	Calls

	Eurodollar Futures	$99.00	Mar 2010	65	USD	162,500	$42,913	($81,250)

				65		162,500	$42,913	($81,250)

	Puts

	Eurodollar Futures	$98.875	Mar 2010	26	USD	65,000	$15,483	($6,825)

	Eurodollar Futures	98.75	Mar 2010	39	USD	97,500	24,180	(8,531)

				65		162,500	$39,663	($15,356)

Total Return Trust

The Portfolio used written options to manage duration of the portfolio, hedge against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts		Notional Amount	Premium	Value

Total Return Trust	Calls

	U.S. Treasury 10-Year Note Futures	$121.000	Nov 2009	54	USD	54,000	$30,240	($19,406)

				54		54,000	$30,240	($19,406)

	Puts

	U.S. Treasury 10-Year Note Futures	$115.00	Nov 2009	54	USD	54,000	$42,896	($21,094)

				54		54,000	$42,896	($21,094)

U.S. Government Securities Trust

The Portfolio used written options contracts to hedge against anticipated interest rate changes, gain exposure to securities markets and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts		Notional Amount	Premium	Value

U.S. Government Securities Trust	Puts

	Eurodollar Futures	$98.125	Nov 2009	75	USD	$187,500	$21,406	($31,406)

	Eurodollar Futures	98.00	Nov 2009	75	USD	187,500	32,482	(24,375)

	Eurodollar Futures	97.75	Dec 2009	23	USD	57,500	11,425	(8,050)

				173		$432,500	$65,313	($63,831)

Interest Rate Swaptions

Global Bond Trust

The Portfolio used written options to manage duration of the portfolio, hedge against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value

Global Bond Trust	Puts

	5-Year Interest Rate Swap	BNP PARIBAS	3 Month USD-LIBOR	Receive	3.75%	Nov 2009	USD	1,000,000	$9,500	($543)

	5-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	3.75%	Nov 2009	USD	5,000,000	45,790	(2,714)

	5-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	3.75%	Nov 2009	USD	1,000,000	12,050	(543)

	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	3.75%	Nov 2009	USD	10,000,000	96,000	(5,428)

	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.42%	Nov 2009	USD	18,000,000	171,000	(28,280)

	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.75%	Nov 2009	USD	2,000,000	15,850	(1,086)

	7-Year Interest Rate Swap	BNP PARIBAS	3 Month USD-LIBOR	Receive	4.00%	Nov 2009	USD	5,000,000	57,437	(6,757)

	10-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.35%	Nov 2009	USD	45,900,000	220,320	(86,104)

	10-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	4.35%	Nov 2009	USD	5,000,000	32,000	(9,379)

	10-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	4.35%	Nov 2009	USD	800,000	4,102	(1,500)

								93,700,000	$664,049	($142,334)

Real Return Bond Trust

The Portfolio used written options to manage duration of the portfolio, hedge against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value

Real Return Bond Trust	Puts

	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.42%	Nov 2009	USD	9,800,000	$127,400	($15,397)

	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	33,000,000	320,565	(123,067)

	5-Year Interest Rate Swap	BNP PARIBAS	3 Month USD-LIBOR	Receive	3.42%	Nov 2009	USD	10,100,000	284,820	(15,868)

	5-Year Interest Rate Swap	BNP PARIBAS	3 Month USD-LIBOR	Receive	3.75%	Nov 2009	USD	14,100,000	117,375	(7,653)

	5-Year Interest Rate Swap	BNP PARIBAS	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	6,000,000	55,050	(22,376)

	5-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	3,000,000	35,700	(11,188)

	5-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	3.75%	Nov 2009	USD	6,000,000	39,600	(3,257)

	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.42%	Nov 2009	USD	12,600,000	297,360	(19,796)

	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.75%	Nov 2009	USD	13,000,000	93,600	(7,056)

	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.00%	Nov 2009	USD	11,000,000	105,840	(14,865)

	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	7,000,000	225,050	(58,370)

	7-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	4.00%	Nov 2009	USD	37,000,000	423,076	(50,002)

	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.365%	Sep 2010	USD	21,000,000	336,970	(175,111)

183,600,000	$2,462,406	($524,006)

Total Return Trust

The Portfolio used written options to manage duration of the portfolio, hedge against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value

Total Return Trust	Puts

	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	140,000,000	$1,470,000	($522,102)

	5-Year Interest Rate Swap	BNP PARIBAS	3 Month USD-LIBOR	Receive	3.75%	Nov 2009	USD	32,000,000	263,500	(17,369)

	5-Year Interest Rate Swap	BNP PARIBAS	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	60,000,000	624,000	(223,758)

	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	5.00%	Jun 2010	USD	9,000,000	100,350	(33,564)

	5-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	3.75%	Nov 2009	USD	10,000,000	99,300	(5,428)

	5-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	3.75%	Nov 2009	USD	45,000,000	471,850	(24,426)

	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.75%	Nov 2009	USD	7,000,000	67,580	(3,800)

	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.00%	Nov 2009	USD	78,000,000	806,559	(105,409)

	7-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	4.00%	Nov 2009	USD	2,000,000	23,126	(2,703)

	7-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	24,300,000	203,209	(112,373)

	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	6.00%	Aug 2010	USD	84,000,000	631,006	(388,449)

								491,300,000	$4,760,480	($1,439,381)

Foreign Currency Options

Global Bond Trust

The Portfolio used written options to gain exposure to foreign currencies, hedge against anticipated currency exchange rates and maintain the diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Price	Expiration Date		Notional Amount	Premium	Value

Global Bond Trust	Calls

	U.S. Dollar versus Brazilian Real	$2.095	Mar 2010	USD	2,100,000	$42,273	($33,323)

	U.S. Dollar versus Korean Won	1,320.00	Mar 2010	USD	2,100,000	32,629	(19,219)

	U.S. Dollar versus Korean Won	1,320.00	Mar 2010	USD	7,100,000	111,896	(64,979)

	U.S. Dollar versus Korean Won	1,500.00	Sep 2010	USD	4,100,000	45,408	(45,408)

	U.S. Dollar versus Mexican Peso	14.95	Mar 2010	USD	2,300,000	44,620	(45,057)

	U.S. Dollar versus Mexican Peso	14.95	Mar 2010	USD	6,900,000	139,794	(135,171)

	U.S. Dollar versus Mexican Peso	16.25	Sep 2010	USD	4,100,000	112,340	(111,229)

					28,700,000	$528,960	($454,386)

High Income Trust

The Portfolio used written options to hedge against anticipated currency exchange rates and maintain the diversity and liquidity of the portfolio.

Portfolio	Name of Issuer	Exercise Price	Expiration Date		Notional Amount	Premium	Value

High Income Trust	Calls

	U.S. Dollar versus Canadian Dollar	$1.30	Apr 2010	USD	102,000,000	$1,881,900	($277,950)

	U.S. Dollar versus Canadian Dollar	1.30	Apr 2010	USD	102,000,000	1,785,000	(277,950)

					204,000,000	$3,666,900	($555,900)

Strategic Income Trust

The Portfolio used written options to gain exposure to foreign currencies and hedge against anticipated currency exchange rates.

Portfolio	Name of Issuer	Exercise Price	Expiration Date		Notional Amount	Premium	Value

Strategic Income Trust	Calls

	U.S. Dollar versus Canadian Dollar	$1.30	Feb 2010	USD	11,900,000	$297,500	($19,159)

	U.S. Dollar versus Canadian Dollar	1.30	Apr 2010	USD	11,660,000	306,658	(31,774)

					23,560,000	$604,158	($50,933)

Futures Certain Portfolios of the Trust may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a predetermined price in the future. For more information on futures, please refer to the Portfolios’ prospectus, semiannual and annual reports.

Notional amounts of futures contracts at September 30, 2009 are generally representative of the futures contracts activities during the period ended September 30, 2009.

The following summarizes the Portfolios’ use of futures contracts and the contracts held as of September 30, 2009:

500 Index Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

500 Index Trust	S&P 500 Index Futures	410	Long	Dec 2009	$107,922,250	$4,084,916

					$107,922,250	$4,084,916

500 Index Trust B

The Portfolio used futures contracts to gain exposure to certain securities markets.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

500 Index Trust B	S&P 500 Index Futures	35	Long	Dec 2009	$9,212,875	$379,162

					$9,212,875	$379,162

Active Bond Trust
The Portfolio used futures to manage duration of the portfolio.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Active Bond Trust	U.S. Treasury 10-Year Note Futures	156	Short	Dec 2009	$18,459,188	($51,627)

					$18,459,188	($51,627)

All Cap Core Trust
The Portfolio used futures to gain exposure to certain securities markets.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

All Cap Core Trust	Russell 2000 Mini Index Futures	370	Long	Dec 2009	$22,311,000	$754,079

S&P 500 E-mini Index Futures	220	Long	Dec 2009	11,581,900	264,025

				$33,892,900	$1,018,104

Balanced Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Balanced Trust	Russell 2000 Mini Index Futures	30	Long	Dec 2009	$1,809,000	$37,200

					$1,809,000	$37,200

Core Allocation Plus Trust

The Portfolio used futures to gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Core Allocation Plus Trust	Australian Treasury 10-Year Bond Futures	25	Long	Dec 2009	$2,301,527	($18,421)

	Dow Jones EURO STOXX 50 Index Futures	25	Long	Dec 2009	1,045,197	15,299

	FTSE 100 Index Futures	5	Long	Dec 2009	406,809	8,978

	MSCI EAFE E-mini Index Futures	136	Long	Dec 2009	10,512,800	3,149

	S&P 500 E-mini Index Futures	41	Long	Dec 2009	2,158,445	50,757

	S&P/TSE 60 Index Futures	4	Long	Dec 2009	506,683	9,764

	TOPIX Index Futures	4	Long	Dec 2009	405,503	(11,584)

	U.K. Long Gilt Bond Futures	10	Short	Dec 2009	1,894,768	(7,680)

	U.S. Treasury 10-Year Note Futures	5	Short	Dec 2009	591,641	(7,979)

					$19,823,373	$42,283

Global Allocation Trust

The Portfolio used futures contracts to hedge against anticipated changes in interest rates, gain exposure to certain securities markets and maintain the diversity and liquidity of the portfolio.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Global Allocation Trust	AEX Index Futures	24	Long	Oct 2009	$2,191,511	$36,439

	Dow Jones EURO STOXX 50 Index Futures	80	Long	Dec 2009	3,344,630	50,040

	FTSE 100 Index Futures	52	Long	Dec 2009	4,230,818	90,409

	FTSE MIB Index Futures	13	Long	Dec 2009	2,227,846	21,518

	German Euro-Bund Futures	47	Long	Dec 2009	8,382,590	46,026

	Nikkei 225 Index Futures	19	Long	Dec 2009	2,139,921	(44,714)

	S&P 500 Index Futures	14	Long	Dec 2009	3,685,150	86,576

	U.K. Long Gilt Bond Futures	12	Long	Dec 2009	2,273,722	4,580

	U.S. Treasury 10-Year Note Futures	42	Long	Dec 2009	4,969,781	92,451

	ASX SPI 200 Index Futures	16	Short	Dec 2009	1,675,121	(48,048)

	DAX Index Futures	11	Short	Dec 2009	2,283,538	1,373

	Hang Seng Index Futures	4	Short	Oct 2009	539,222	(1,881)

	S&P/TSE 60 Index Futures	18	Short	Dec 2009	2,280,073	(34,661)

	U.S. Treasury 2-Year Note Futures	63	Short	Dec 2009	13,669,031	(73,948)

$53,892,954	$226,160

Global Bond Trust

The Portfolio used futures to manage duration of the portfolio, hedge against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Global Bond Trust	10-Year Japan Government Bond Futures	37	Long	Dec 2009	$57,434,189	$283,295

	3-Month Sterling Futures	129	Long	Jun 2010	25,430,023	12,885

	U.S. Treasury 5-Year Note Futures	6	Long	Dec 2009	696,563	11,578

	German Euro-Bund Futures	64	Short	Sep 2009	937	25,755

	German Euro-Bund Futures	64	Short	Nov 2009	59,939	4,215

					$83,621,651	$337,728

International Core Trust

The Portfolio used futures contracts to gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

International Core Trust	CAC 40 Index Futures	142	Long	Oct 2009	$7,889,997	$117,374

	DAX Index Futures	39	Long	Dec 2009	8,096,179	74,072

	FTSE MIB Index Futures	108	Long	Dec 2009	18,508,262	388,493

	SGX MSCI Singapore Index Futures	18	Long	Oct 2009	819,849	14,988

	OMX 30 Stock Index Futures	28	Long	Oct 2009	359,471	(9,468)

	TOPIX Index Futures	52	Long	Dec 2009	5,271,542	(158,262)

	ASX SPI 200 Index Futures	27	Short	Dec 2009	2,826,767	(90,002)

	IBEX 35 Index Futures	44	Short	Oct 2009	7,551,027	(162,765)

	S&P/TSE 60 Index Futures	140	Short	Dec 2009	17,733,900	(83,911)

					$69,056,994	$90,519

International Equity Index Trust A

The Portfolio used futures contracts to gain exposure to certain securities markets.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

International Equity Index Trust A	ASX SPI 200 Index Futures	5	Long	Dec 2009	$523,475	$19,250

	CAC 40 Index Futures	24	Long	Dec 2009	1,325,619	35,189

	DAX Index Futures	3	Long	Dec 2009	622,783	6,926

	FTSE 100 Index Futures	31	Long	Dec 2009	2,522,218	75,181

	FTSE MIB Index Futures	2	Long	Dec 2009	342,746	11,882

	Hang Seng Index Futures	1	Long	Oct 2009	134,806	316

	IBEX 35 Index Futures	2	Long	Oct 2009	343,229	11,048

	MSCI Taiwan Index Futures	15	Long	Oct 2009	410,250	10,706

	OMX 30 Stock Index Futures	75	Long	Oct 2009	962,869	(7,853)

	S&P/TSE 60 Index Futures	1	Long	Dec 2009	126,671	2,446

	TOPIX Index Futures	46	Long	Dec 2009	4,663,287	(131,766)

$11,977,953	$33,325

International Equity Index Trust B

The Portfolio used futures contracts to gain exposure to certain securities markets.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

International Equity Index Trust B	ASX SPI 200 Index Futures	18	Long	Dec 2009	$1,884,511	$63,071

	CAC 40 Index Futures	35	Long	Dec 2009	1,933,194	51,317

	DAX Index Futures	2	Long	Dec 2009	415,189	4,617

	FTSE 100 Index Futures	34	Long	Dec 2009	2,766,304	77,023

	FTSE MIB Index Futures	1	Long	Dec 2009	171,373	5,941

	Hang Seng Index Futures	4	Long	Oct 2009	539,222	2,947

	IBEX 35 Index Futures	2	Long	Oct 2009	343,229	11,048

	MSCI Taiwan Index Futures	58	Long	Oct 2009	1,586,300	41,636

	OMX 30 Stock Index Futures	44	Long	Oct 2009	564,883	(4,607)

	S&P/TSE 60 Index Futures	9	Long	Dec 2009	1,140,036	22,015

	TOPIX Index Futures	40	Long	Dec 2009	4,055,033	(115,112)

					$15,399,274	$159,896

International Index Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

International Index Trust	ASX SPI 200 Index Futures	7	Long	Dec 2009	$732,865	$29,965

	Australian Dollar Currency Futures	9	Long	Dec 2009	789,660	19,987

	Euro Currency Futures	17	Long	Dec 2009	3,112,063	33,078

	Hang Seng Index Futures	2	Long	Dec 2009	268,889	(1,751)

	Japanese Yen Currency Futures	14	Long	Dec 2009	1,953,350	56,378

	MSCI Euro Index Futures	239	Long	Dec 2009	5,658,800	76,736

	Pound Sterling Currency Futures	17	Long	Dec 2009	1,700,213	(51,498)

	Swiss Franc Currency Futures	5	Long	Dec 2009	603,750	6,354

	TOPIX Index Futures	18	Long	Dec 2009	1,824,765	(59,556)

					$16,644,355	$109,693

Investment Quality Bond Trust

The Portfolio used futures contracts to manage the duration of the portfolio, hedge against anticipated interest rate changes and maintain the diversity and liquidity of the portfolio.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Investment Quality Bond Trust	Australian Treasury 10-Year Bond Futures	204	Long	Dec 2009	$18,780,461	($150,612)

	U.S. Treasury 30-Year Bond Futures	39	Long	Dec 2009	4,733,625	91,954

	U.S. Treasury 5-Year Note Futures	34	Short	Dec 2009	3,947,188	(48,490)

	U.S. Treasury 10-Year Note Futures	70	Short	Dec 2009	8,282,969	(127,026)

	U.K. Long Gilt Bond Futures	84	Short	Dec 2009	15,916,052	(64,514)

$51,660,295	($298,688)

Mid Cap Index Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Mid Cap Index Trust	S&P Midcap 400 E-mini Index Futures	269	Long	Dec 2009	$18,539,480	($153,733)

					$18,539,480	($153,733)

Mid Cap Intersection Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Mid Cap Intersection Trust	S&P Midcap 400 E-mini Index Futures	2	Long	Dec 2009	$137,840	$4,276

					$137,840	$4,276

Real Return Bond Trust

The Portfolio used futures to manage duration of the portfolio, hedge against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Real Return Bond Trust	3-Month EURIBOR Futures	47	Long	Jun 2010	$16,982,860	$88,551

	3-Month EURIBOR Futures	39	Long	Sep 2010	14,044,364	46,370

	3-Month EURIBOR Futures	9	Long	Dec 2010	3,230,142	8,725

	3-Month Sterling Futures	81	Long	Jun 2010	15,967,689	94,631

	Eurodollar Futures	323	Long	Dec 2009	80,451,225	440,675

	Eurodollar Futures	212	Long	Jun 2010	52,485,900	85,900

					$183,162,180	$764,852

Small Cap Index Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Small Cap Index Trust	Russell 2000 Mini Index Futures	49	Long	Dec 2009	$2,954,700	$99,519

					$2,954,700	$99,519

Smaller Company Growth Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Smaller Company Growth Trust	Russell 2000 Mini Index Futures	6	Long	Dec 2009	$361,800	$12,186

$361,800	$12,186

Spectrum Income Trust

The Portfolio used futures to hedge against anticipated interest rate and foreign currency exchange rate changes.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Spectrum Income Trust	U.S. Treasury 30-Year Bond Futures	2	Long	Dec 2009	$242,750	$6,695

	Euro Currency Futures	34	Short	Dec 2009	6,224,125	(66,640)

	U.S. Treasury 5-Year Note Futures	53	Short	Dec 2009	6,152,969	(36,437)

	U.S. Treasury 10-Year Note Futures	122	Short	Dec 2009	14,436,031	(144,875)

					$27,055,875	($241,257)

Strategic Bond Trust

The Portfolio used futures to manage duration of the portfolio, hedge against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Strategic Bond Trust	Eurodollar Futures	3	Long	Dec 2009	$747,225	$7,449

	Eurodollar Futures	218	Long	Mar 2010	54,159,375	264,178

	Eurodollar Futures	54	Long	Jun 2010	13,369,050	66,395

	Eurodollar Futures	30	Long	Sep 2010	7,397,625	25,696

	German Euro-Bund Futures	82	Long	Dec 2009	14,624,944	60,480

	U.S. Treasury 2-Year Note Futures	68	Long	Dec 2009	14,753,875	78,545

	U.S. Treasury 5-Year Note Futures	501	Long	Dec 2009	58,162,969	691,590

	U.S. Treasury 30-Year Bond Futures	197	Long	Dec 2009	23,910,875	462,391

	U.S. Treasury 10-Year Note Futures	473	Short	Dec 2009	55,969,203	(287,772)

					$243,095,141	$1,368,952

Strategic Income Trust

The Portfolio used futures contracts to hedge against anticipated interest rate changes.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Strategic Income Trust	U.S. Treasury 10-Year Note Futures	841	Short	Dec 2009	$99,513,953	($1,421,349)

					$99,513,953	($1,421,349)

Total Return Trust

The Portfolio used futures to enhance potential gain, manage duration of the portfolio, hedge against anticipated interest rate changes and foreign exchange rates, gain exposure to certain securities markets and short term interest rate and maintain diversity and liquidity of the portfolio.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Total Return Trust	3-Month EURIBOR Futures	66	Long	Dec 2009	$23,965,376	$168,651

	3-Month EURIBOR Futures	110	Long	Mar 2010	39,867,845	311,510

	3-Month Sterling Futures	50	Long	Dec 2009	9,931,511	423,950

3-Month Sterling Futures	30	Long	Mar 2010	5,942,126	67,856

3-Month Sterling Futures	63	Long	Jun 2010	12,419,313	96,924

3-Month Sterling Futures	63	Long	Sep 2010	12,353,869	69,727

3-Month Sterling Futures	63	Long	Dec 2010	12,289,683	47,718

3-Month Sterling Futures	33	Long	Mar 2011	6,409,106	7,684

Eurodollar Futures	2,256	Long	Dec 2009	561,913,200	7,391,463

Eurodollar Futures	594	Long	Mar 2010	147,571,875	4,084,563

Eurodollar Futures	425	Long	Jun 2010	105,219,375	786,225

Eurodollar Futures	106	Long	Sep 2010	26,138,275	228,613

Eurodollar Futures	433	Long	Dec 2010	106,350,213	289,800

U.S. Treasury 2-Year Note Futures	97	Long	Dec 2009	21,045,969	(4,547)

U.S. Treasury 5-Year Note Futures	566	Long	Dec 2009	65,709,063	991,156

U.S. Treasury 10-Year Note Futures	415	Long	Dec 2009	49,106,172	496,453

U.S. Treasury 30-Year Bond Futures	265	Long	Dec 2009	32,164,375	583,453

				$1,238,397,346	$16,041,199

Total Stock Market Index Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

Total Stock Market Index Trust	Russell 2000 Mini Index Futures	7	Long	Dec 2009	$422,100	$462

	S&P 500 Index Futures	13	Long	Dec 2009	3,421,925	12,309

	S&P Midcap 400 E-mini Index Futures	5	Long	Dec 2009	344,600	(670)

					$4,188,625	$12,101

U.S. Government Securities Trust

The Portfolio used futures to manage duration of the portfolio, hedge against anticipated interest rate changes and maintain diversity and liquidity of the portfolio.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

U.S. Government Securities Trust	Eurodollar Futures	145	Long	Jun 2010	$35,898,375	$394,260

	Eurodollar Futures	93	Long	Sep 2010	22,932,638	183,256

	Eurodollar Futures	55	Long	Dec 2010	13,508,688	8,759

	U.S. Treasury 2-Year Note Futures	117	Long	Dec 2009	25,385,344	135,026

	U.S. Treasury 5-Year Note Futures	546	Long	Dec 2009	63,387,188	914,452

	U.S. Treasury 30-Year Bond Futures	2	Long	Dec 2009	242,750	5,181

	U.S. Treasury 10-Year Note Futures	39	Short	Dec 2009	4,614,797	(25,408)

					$165,969,780	$1,615,526

U.S. Multi Sector Trust

The Portfolio used futures contracts to gain exposure to certain securities markets.

Portfolio	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

U.S. Multi Sector Trust	S&P 500 E-mini Index Futures	356	Long	Dec 2009	$18,741,620	$156,061

$18,741,620	$156,061

Interest Rate Swap Agreements Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Portfolios settle accrued net receivable or payable under the swap contracts on a periodic basis.

For more information on interest rate swaps, please refer to the Portfolios’ prospectus, semiannual and annual reports.

The following summarizes the Portfolios’ use of interest rate swaps and the contracts held as of September 30, 2009:

Global Bond Trust

The Portfolio used interest rate swaps to manage duration of the portfolio, hedge against anticipated interest and currency exchange rate changes and maintain diversity and liquidity of the portfolio.

		Notional		USD Notional	Payments Made by	Payments Received by	Maturity	Unamortized Upfront Payment Paid	Unrealized Appreciation
Portfolio	Counterparty	Amount	Currency	Amount	Fund	Fund	Date	(Received)	(Depreciation) *	Market Value

Global Bond Trust

	Bank of America N.A.	1,670,000,000	JPY	$16,964,648	6 Month LIBOR	Fixed 1.000%	Dec 2014	($36,142)	$142,186	$106,044

	Bank of America N.A.	720,000,000	JPY	7,283,763	6 Month LIBOR	Fixed 1.500%	Dec 2019	(11,672)	43,246	31,574

	Barclays Bank PLC	2,500,000	EUR	3,311,877	FRCPXTOB	Fixed 1.948%	Mar 2012	-	84,446	84,446

	Barclays Bank PLC	200,000	GBP	327,130	6 Month LIBOR	Fixed 3.500%	Mar 2015	(10,359)	8,976	(1,383)

	Credit Suisse International	2,500,000	GBP	4,133,748	6 Month LIBOR	Fixed 3.500%	Mar 2015	(79,368)	62,087	(17,281)

	Deutsche Bank AG	6,150,000,000	JPY	64,002,498	6 Month LIBOR	Fixed 1.000%	Jun 2011	235,120	70,561	305,681

	Goldman Sachs	3,307,396	BRL	2,622,768	CDI	Fixed 11.360%	Jan 2012	(29)	(1,467)	(1,496)

	Goldman Sachs	14,200,000	GBP	22,870,434	6 Month LIBOR	Fixed 3.500%	Mar 2015	(594,867)	496,710	(98,157)

	Goldman Sachs	12,000,000	GBP	19,817,501	6 Month LIBOR	Fixed 4.500%	Mar 2020	128,625	521,888	650,513

	JP Morgan Chase Bank	8,100,000	AUD	5,858,731	3 Month BBR-BBSW	Fixed 5.000%	Dec 2011	11,937	(67,989)	(56,052)

	Merrill Lynch Capital Services, Inc	16,037,538	BRL	12,687,938	CDI	Fixed 11.360%	Jan 2012	3,531	(10,790)	(7,259)

	Merrill Lynch Capital Services, Inc	9,400,000	MXN	708,138	1 Month MXNTII	Fixed 8.3%	Feb 2019	5,688	4,629	10,317

	The Royal Bank of Scotland PLC	2,100,000	EUR	2,800,351	FRCPXTOB	Fixed 1.955%	Mar 2012	-	63,921	63,921

	The Royal Bank of Scotland PLC	1,500,000	EUR	2,000,400	FRCPXTOB	Fixed 1.950%	Mar 2012	-	44,681	44,681

	The Royal Bank of Scotland PLC	13,300,000	AUD	10,665,272	3 Month BBR-BBSW	Fixed 6.500%	Jun 2012	9,507	23,695	33,202

	The Royal Bank of Scotland PLC	3,930,000,000	JPY	40,979,139	6 Month LIBOR	Fixed 1.000%	Dec 2014	93,853	155,699	249,552

	UBS AG	3,510,000,000	JPY	36,296,160	6 Month LIBOR	Fixed 1.000%	Dec 2014	8,844	214,038	222,882

				$253,330,496				($235,332)	$1,856,517	$1,621,185

Investment Quality Bond Trust

The Portfolio used interest rate swaps in order to hedge against anticipated interest rate changes and maintain the diversity and liquidity of the portfolio.

				USD Notional	Payments Made by	Payments Received by	Maturity	Unamortized Upfront Payment Paid	Unrealized Appreciation
Portfolio	Counterparty	Notional Amount	Currency	Amount	Fund	Fund	Date	(Received)	(Depreciation)	Market Value

Investment Quality Bond Trust

	JP Morgan Chase Bank	5,100,000	USD	$5,100,000	3 Month LIBOR	Fixed 4.318%	Dec 2028	-	($389,142)	($389,142)

	JP Morgan Chase Bank	2,100,000	USD	2,100,000	3 Month LIBOR	Fixed 3.425%	Jun 2039	-	166,633	166,633

				$7,200,000				-	($222,509)	($222,509)

Real Return Bond Trust

The Portfolio used interest rate swaps to manage duration of the portfolio, hedge against anticipated interest and currency exchange rate changes and maintain diversity and liquidity of the portfolio.

				USD Notional	Payments Made by	Payments Received by	Maturity	Unamortized Upfront Payment Paid	Unrealized Appreciation
Portfolio	Counterparty	Notional Amount	Currency	Amount	Fund	Fund	Date	(Received)	(Depreciation)	Market Value

Real Return Bond Trust

Barclays Bank PLC	1,800,000	EUR	$2,163,511	FRCPXTOB	Fixed 2.103%	Oct 2010	-	$101,470	$101,470

Barclays Bank PLC	17,940,762	BRL	13,052,104	CDI	Fixed 10.680%	Jan 2012	($120,684)	(222,789)	(343,473)

				Bundesobligation Inflation
Barclays Bank PLC	4,000,000	EUR	5,613,602	Linked Bond	6 Month EURIBOR + 0.13%	Apr 2013	(570,725)	(93,612)	(664,337)

BNP Paribas	2,000,000	EUR	2,430,500	FRCPXTOB	Fixed 2.090%	Oct 2010	-	116,249	116,249

BNP Paribas	2,600,000	EUR	3,089,320	FRCPXTOB	Fixed 2.040%	Feb 2011	-	137,278	137,278

BNP Paribas	4,500,000	EUR	5,946,749	FRCPXTOB	Fixed 1.988%	Dec 2011	-	175,891	175,891

Credit Suisse International	6,900,000	GBP	13,331,144	6 Month LIBOR	Fixed 5.000%	Sep 2010	(71,836)	510,855	439,019

Deutsche Bank AG	11,200,000	GBP	22,473,939	6 Month LIBOR	Fixed 6.000%	Mar 2010	53,815	413,934	467,749

Goldman Sachs	10,800,000	EUR	15,781,491	6 Month EURIBOR	Fixed 4.500%	Mar 2011	(14,475)	943,477	929,002

JP Morgan Chase Bank	2,000,000	EUR	2,539,299	FRCPXTOB	Fixed 2.028%	Oct 2011	-	103,461	103,461

JP Morgan Chase Bank	1,900,000	EUR	2,422,024	FRCPXTOB	Fixed 2.353%	Oct 2016	-	(32,100)	(32,100)

Merrill Lynch Capital Services, Inc.	9,785,816	BRL	8,138,790	CDI	Fixed 12.540%	Jan 2012	(30,127)	277,597	247,470

Morgan Stanley Capital Services, Inc.	6,932,538	BRL	5,201,204	CDI	Fixed 10.115%	Jan 2012	(100,156)	(141,166)	(241,322)

Morgan Stanley Capital Services, Inc.	1,300,000	GBP	2,286,309	6 Month LIBOR	Fixed 5.000%	Sep 2013	(16,682)	180,415	163,733

The Royal Bank of Scotland PLC	4,800,000	GBP	9,261,832	6 Month LIBOR	Fixed 5.000%	Sep 2010	(46,469)	351,873	305,404

UBS AG	2,700,000	EUR	3,287,655	FRCPXTOB	Fixed 2.146%	Oct 2010	-	170,555	170,555

UBS AG	4,100,000	EUR	5,185,062	FRCPXTOB	Fixed 2.095%	Oct 2011	-	230,527	230,527

UBS AG	2,000,000	EUR	2,536,301	FRCPXTOB	Fixed 2.350%	Oct 2016	-	(30,406)	(30,406)

UBS AG	2,000,000	EUR	2,536,301	Fixed 2.275%	FRCPXTOB	Oct 2016	-	25,015	25,015

			$127,277,137				($917,339)	$3,218,524	$2,301,185

Total Return Trust

The Portfolio used interest rate swaps to manage duration of the portfolio, hedge against anticipated interest and currency exchange rate changes and maintain diversity and liquidity of the portfolio.

		Notional		USD Notional	Payments Made by	Payments Received by	Maturity	Unamortized Upfront Payment Paid	Unrealized Appreciation
Portfolio	Counterparty	Amount	Currency	Amount	Fund	Fund	Date	(Received)	(Depreciation)	Market Value

Total Return Trust

	Bank of America N.A.	43,500,000	USD	$43,500,000	3 Month LIBOR	Fixed 3.000%	Dec 2010	$909,585	$928,799	$1,838,384

	Bank of America N.A.	12,300,000	USD	12,300,000	3 Month LIBOR	Fixed 3.000%	Dec 2011	285,729	351,473	637,202

	Bank of America N.A.	3,100,000	USD	3,100,000	3 Month LIBOR	Fixed 4.000%	Dec 2019	(67,766)	118,683	50,917

	Barclays Bank PLC	9,214,454	BRL	4,724,991	CDI	Fixed 11.360%	Jan 2010	-	15,245	15,245

	Barclays Bank PLC	4,800,000	EUR	5,800,402	FRCPXTOB	Fixed 2.103%	Oct 2010	-	270,588	270,588

	Barclays Bank PLC	154,200,000	USD	154,200,000	3 Month LIBOR	Fixed 3.000%	Feb 2011	(1,028,809)	5,009,537	3,980,728

	Barclays Bank PLC	38,200,000	USD	38,200,000	3 Month LIBOR	Fixed 3.450%	Aug 2011	-	1,746,788	1,746,788

	Barclays Bank PLC	719,329	BRL	426,658	CDI	Fixed 10.600%	Jan 2012	-	(5,275)	(5,275)

	BNP Paribas	1,100,000	EUR	1,336,775	FRCPXTOB	Fixed 2.090%	Oct 2010	-	63,937	63,937

	BNP Paribas	4,400,000	EUR	6,433,021	6 Month EURIBOR	Fixed 4.500%	Mar 2014	(60,043)	614,762	554,719

	Credit Suisse International	18,000,000	USD	18,000,000	3 Month LIBOR	Fixed 4.000%	Jun 2011	584,460	1,063,467	1,647,927

	Deutsche Bank AG	3,100,000	AUD	2,200,845	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	8,429	(22,380)	(13,951)

	Deutsche Bank AG	5,100,000	AUD	3,603,150	6 Month BBR-BBSW	Fixed 5.000%	Jun 2013	19,287	(124,155)	(104,868)

	Deutsche Bank AG	1,800,000	GBP	3,188,612	6 Month LIBOR	Fixed 5.000%	Mar 2014	827	233,350	234,177

	Deutsche Bank AG	4,400,000	USD	4,400,000	3 Month LIBOR	Fixed 3.500%	Jun 2016	-	156,952	156,952

	Goldman Sachs	7,286,412	BRL	5,355,408	CDI	Fixed 10.835%	Jan 2012	9,072	(25,438)	(16,366)

	Goldman Sachs	1,300,000	GBP	2,401,164	6 Month LIBOR	Fixed 5.250%	Mar 2014	(232)	190,537	190,305

	HSBC Bank	446,201	BRL	445,434	CDI	Fixed 14.765%	Jan 2012	3,659	29,754	33,413

	HSBC Bank	1,078,675	BRL	639,986	CDI	Fixed 10.610%	Jan 2012	-	(7,743)	(7,743)

	HSBC Bank	2,900,000	GBP	5,227,684	6 Month LIBOR	Fixed 5.100%	Sep 2013	(6,096)	383,268	377,172

	HSBC Bank	4,400,000	GBP	8,728,288	6 Month LIBOR	Fixed 5.000%	Sep 2013	38,126	554,173	592,299
	JP Morgan Chase Bank, N.A.	431,598	BRL	255,995	CDI	Fixed 10.600%	Jan 2012	-	(3,165)	(3,165)
	Merrill Lynch Capital Services	3,245,897	BRL	1,587,672	CDI	Fixed 12.948%	Jan 2010	218	76,410	76,628
	Merrill Lynch Capital Services	8,444,561	BRL	4,318,595	CDI	Fixed 11.430%	Jan 2010	-	22,469	22,469
	Merrill Lynch Capital Services, Inc.	10,200,000	USD	10,200,000	3 Month LIBOR	Fixed 4.000%	Jun 2011	197,314	602,631	799,945

Merrill Lynch Capital Services, Inc.	34,900,000	USD	34,900,000	3 Month LIBOR	Fixed 3.450%	Aug 2011	-	1,595,887	1,595,887

Merrill Lynch Capital Services, Inc.	1,466,089	BRL	1,455,700	CDI	Fixed 14.765%	Jan 2012	7,461	97,764	105,225

Merrill Lynch Capital Services, Inc.	7,529,133	BRL	5,572,597	CDI	Fixed 11.980%	Jan 2012	-	101,681	101,681

Morgan Stanley Capital Services, Inc.	4,976,037	BRL	3,057,472	CDI	Fixed 12.670%	Jan 2010	(1,946)	80,063	78,117

Morgan Stanley Capital Services, Inc.	7,928,301	BRL	3,877,565	CDI	Fixed 12.780%	Jan 2010	686	166,554	167,240

Morgan Stanley Capital Services, Inc.	112,600,000	USD	112,600,000	3 Month LIBOR	Fixed 3.000%	Dec 2010	2,359,816	2,404,201	4,764,017

Morgan Stanley Capital Services, Inc.	9,800,000	USD	9,800,000	3 Month LIBOR	Fixed 4.000%	Dec 2019	(151,890)	375,190	223,300

The Royal Bank of Scotland PLC	246,700,000	USD	246,700,000	3 Month LIBOR	Fixed 3.150%	Dec 2010	-	8,959,262	8,959,262

The Royal Bank of Scotland PLC	179,200,000	USD	179,200,000	3 Month LIBOR	Fixed 3.000%	Feb 2011	632,329	5,821,718	6,454,047

The Royal Bank of Scotland PLC	9,000,000	USD	9,000,000	3 Month LIBOR	Fixed 4.000%	Jun 2011	176,723	531,734	708,457

The Royal Bank of Scotland PLC	29,900,000	USD	29,900,000	3 Month LIBOR	Fixed 3.600%	Jul 2011	-	1,500,505	1,500,505

The Royal Bank of Scotland PLC	290,400,000	USD	290,400,000	3 Month LIBOR	Fixed 3.450%	Aug 2011	4,442,231	13,279,244	17,721,475

The Royal Bank of Scotland PLC	3,000,000	GBP	5,541,149	6 Month LIBOR	Fixed 5.250%	Mar 2014	(2,147)	439,702	437,555

The Royal Bank of Scotland PLC	100,000	USD	100,000	3 Month LIBOR	Fixed 4.000%	Dec 2014	2,138	5,590	7,728

UBS AG	4,643,134	BRL	3,060,176	CDI	Fixed 12.410%	Jan 2010	(2,452)	78,093	75,641

UBS AG	1,100,000	EUR	1,348,876	FRCPXTOB	Fixed 2.146%	Oct 2010	-	69,485	69,485

UBS AG	73,300,000	AUD	52,130,969	3 Month BBR-BBSW	Fixed 4.500%	Jun 2011	39,499	(529,193)	(489,694)

UBS AG	8,426,675	BRL	6,914,825	CDI	Fixed 12.540%	Jan 2012	(4,270)	213,099	208,829

UBS AG	8,998,264	BRL	6,393,032	CDI	Fixed 10.575%	Jan 2012	(125,720)	(195,598)	(321,318)

UBS AG	26,000,000	AUD	21,538,405	6 Month BBR-BBSW	Fixed 6.000%	Sep 2012	-	(2,590)	(2,590)

			$1,364,065,446				$8,266,218	$47,237,058	$55,503,276

Interest rate swap notional amounts at September 30, 2009 (in USD) are generally representative of the interest rate swap activity during the period ended September 30, 2009.

Credit Default Swap Agreements Certain Portfolios of the Trust may enter into credit default swap agreements. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy) . Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the Seller agrees to remedies that are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. The Portfolios may enter into CDS in which the Portfolios may act as the Buyer or Seller. By acting as the Seller, in circumstances in which the Portfolios do not hold offsetting cash equivalent positions equaling the notional amount of the swap, the Portfolios effectively incur economic leverage because it would be obligated to pay the Buyer such notional amount in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

For more information on credit default swaps, please refer to the Portfolios’ prospectus, semiannual and annual reports.

Implied credit spreads, represented in absolute terms are utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end, and are disclosed in the table below. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement. Notional amounts of all CDS agreements outstanding as of September 30, 2009, for which the Portfolios are the Sellers, are disclosed in the tables below. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received, or net amounts received from the settlement of buy protection CDS agreements entered into by the Portfolio for the same referenced entity or entities.

The following summarizes the Portfolios’ use of credit default swaps, as Buyers of protection, and the contracts held as of September 30, 2009:

Core Allocation Plus Trust

The Portfolio used credit default swaps to gain exposure to a credit index.

								Unamortized Upfront Payment Paid	Unrealized Appreciation
Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	(Received)	(Depreciation)	Market Value

Core Allocation Plus Trust

	Goldman Sachs International	CDS USD SP 1.75% 12-20-13	$50,000	USD	$50,000	(1.750)%	Dec 2013	-	($1,779)	($1,779)

					$50,000				($1,779)	($1,779)

Global Bond Trust

The Portfolio used credit default swaps to enhance potential gain, hedge against potential credit events and gain exposure to certain securities or credit indices.

			Notional		USD Notional	(Pay)/Receive Fixed	Maturity	Unamortized Upfront Payment Paid	Unrealized Appreciation
Portfolio	Counterparty	Reference Obligation	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Market Value

Global Bond Trust

	Bank of America N.A.	CNA Financial Corp.	4,000,000	USD	$4,000,000	(0.940)%	Dec 2014	-	$275,542	$275,542

	Bank of America N.A.	Computer Sciences Corp.	3,000,000	USD	3,000,000	(0.970)%	Mar 2018	-	(131,605)	(131,605)

	Bank of America N.A.	Harris Corp.	500,000	USD	500,000	(1.440)%	Dec 2017	-	(18,975)	(18,975)

	Bank of America N.A.	Rio Tinto Alcan, Inc.	1,100,000	USD	1,100,000	(0.290)%	Mar 2011	-	(1,555)	(1,555)

	Bank of America N.A.	Marsh & McLennan Companies, Inc.	3,000,000	USD	3,000,000	(0.990)%	Sep 2015	-	(92,729)	(92,729)

	Bank of America N.A.	Nordstrom, Inc.	1,400,000	USD	1,400,000	(1.120)%	Mar 2018	-	48,842	48,842

	Bank of America N.A.	Prologis	2,000,000	USD	2,000,000	(1.480)%	Dec 2015	-	113,074	113,074

	Bank of America N.A.	Spectra Energy Capital, LLC	3,000,000	USD	3,000,000	(1.180)%	Jun 2018	-	(135,941)	(135,941)

		Starwood Hotels & Resorts Worldwide,
	Bank of America N.A.	Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	-	282,654	282,654

	Barclays Bank PLC	Bank of America Corp.	1,800,000	USD	1,800,000	(1.700)%	Dec 2013	-	(36,107)	(36,107)

	Barclays Bank PLC	Citigroup, Inc.	5,500,000	USD	5,500,000	(0.870)%	Jun 2018	-	455,000	455,000

	Barclays Bank PLC	Sealed Air Corp.	3,000,000	USD	3,000,000	(1.035)%	Sep 2013	-	(10,624)	(10,624)

	Barclays Bank PLC	CDX.NA.IG.8	46,848,000	USD	46,848,000	(0.600)%	Jun 2017	$1,401,260	675,021	2,076,281

	Barclays Bank PLC	Citigroup, Inc.	2,800,000	USD	2,800,000	(1.350)%	Sep 2018	-	142,503	142,503

	Barclays Bank PLC	Marsh & McLennan Companies, Inc.	900,000	USD	900,000	(0.650)%	Sep 2010	-	(4,005)	(4,005)

	Barclays Bank PLC	National Grid PLC	1,700,000	USD	1,700,000	(0.208)%	Jun 2011	-	15,491	15,491

	Bear Stearns	CNA Financial Corp.	900,000	USD	900,000	(0.440)%	Sep 2011	-	28,658	28,658

	Bear Stearns	Daimler Chrysler AG	300,000	USD	300,000	(0.520)%	Jun 2010	-	(34)	(34)

	Bear Stearns	Goldman Sachs Group, Inc.	1,100,000	USD	1,100,000	(0.3300)%	Mar 2016	-	43,777	43,777

	Bear Stearns	Loews Corp.	400,000	USD	400,000	(0.330)%	Mar 2016	-	4,467	4,467

	Bear Stearns	Nisource Finance Corp.	400,000	USD	400,000	(0.620)%	Sep 2014	-	15,903	15,903

	Bear Stearns	Ryder System, Inc.	1,100,000	USD	1,100,000	(0.460)%	Dec 2016	-	47,536	47,536

	Bear Stearns	Sprint Nextel Corp.	1,400,000	USD	1,400,000	(1.125)%	Dec 2016	-	178,666	178,666

	BNP Paribas	JP Morgan Chase & Company	2,700,000	USD	2,700,000	(0.737)%	Mar 2018	-	4,521	4,521

	BNP Paribas	The Bear Stearns Companies, Inc.	5,900,000	USD	5,900,000	(2.180)%	Mar 2018	-	(614,025)	(614,025)

	BNP Paribas	UBS AG	1,200,000	USD	1,200,000	(2.280)%	Dec 2017	-	(112,340)	(112,340)

	BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.743)%	Jun 2013	-	(25,808)	(25,808)

	BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.780)%	Jun 2013	-	(27,572)	(27,572)

	BNP Paribas	Vivendi	1,100,000	USD	1,100,000	(1.820)%	Jun 2013	-	(24,900)	(24,900)

	Citibank N.A.	The Goldman Sachs Group, Inc.	1,000,000	USD	1,000,000	(1.370)%	Jun 2018	-	(24,486)	(24,486)

	Citibank N.A.	Autozone, Inc.	800,000	USD	800,000	(0.680)%	Dec 2012	-	(2,284)	(2,284)

	Citibank N.A.	Darden Restaurants, Inc	3,000,000	USD	3,000,000	(1.450)%	Dec 2017	-	(15,211)	(15,211)

	Citibank N.A.	Pearson PLC	3,000,000	USD	3,000,000	(0.570)%	Jun 2013	-	(16,307)	(16,307)

	Citibank N.A.	Sara Lee Corp.	800,000	USD	800,000	(0.330)%	Sep 2011	-	(604)	(604)

	Citibank N.A.	Sealed Air Corp.	1,200,000	USD	1,200,000	(0.590)%	Sep 2013	-	16,063	16,063

	Credit Suisse International	Johnson Controls, Inc.	900,000	USD	900,000	(0.240)%	Mar 2011	-	13,552	13,552

	Deutsche Bank AG	Altria Group, Inc.	4,000,000	USD	4,000,000	(1.455)%	Mar 2019	-	(27,296)	(27,296)

	Deutsche Bank AG	Bank of America Corp.	1,100,000	USD	1,100,000	(1.720)%	Dec 2013	-	(22,943)	(22,943)

	Deutsche Bank AG	Barclays Bank PLC	2,000,000	EUR	2,870,301	(4.350)%	Sep 2013	-	(360,760)	(360,760)

	Deutsche Bank AG	Marsh & McLennan Companies, Inc.	2,000,000	USD	2,000,000	(0.800)%	Sep 2015	-	(40,608)	(40,608)

	Deutsche Bank AG	Merrill Lynch Capital Services, Inc.	1,200,000	USD	1,200,000	(4.450)%	Dec 2013	-	(146,871)	(146,871)

	Deutsche Bank AG	Nabors Industries, Inc.	3,000,000	USD	3,000,000	(0.630)%	Mar 2018	-	89,069	89,069

	Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.200)%	Jun 2018	-	(46,828)	(46,828)

	Deutsche Bank AG	Tate & Lyle Public Limited Company	400,000	USD	400,000	(0.510)%	Dec 2014	-	17,145	17,145

	Goldman Sachs	British Sky Broadcasting Group, Inc.	2,400,000	USD	2,400,000	(1.420)%	Mar 2018	-	(97,706)	(97,706)

	Goldman Sachs	CDX.NA.IG.10	15,713,600	USD	15,713,600	(1.500)%	Jun 2018	(459,995)	322,852	(137,143)

JP Morgan Chase Bank	CNA Financial Corp.	700,000	USD	700,000	(0.440)%	Sep 2011	-	22,290	22,290

JP Morgan Chase Bank	Health Care Property Investors, Inc.	300,000	USD	300,000	(0.610)%	Sep 2011	-	8,142	8,142

Merrill Lynch International	Boston Scientific Corp.	800,000	USD	800,000	(0.510)%	Jun 2011	-	4,081	4,081

Merrill Lynch International	International Lease Finance Corp.	1,100,000	USD	1,100,000	(0.130)%	Mar 2012	-	224,944	224,944

Morgan Stanley Capital Services, Inc.	British Sky Broadcasting Group, Inc.	1,800,000	USD	1,800,000	(1.400)%	Mar 2018	-	(70,652)	(70,652)

Morgan Stanley Capital Services, Inc.	Masco Corp.	300,000	USD	300,000	(0.580)%	Sep 2012	-	10,295	10,295

Morgan Stanley Capital Services, Inc.	Simon Property Group, L.P.	3,000,000	USD	3,000,000	(0.885)%	Jun 2018	-	137,088	137,088

Morgan Stanley Capital Services, Inc.	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(1.150)%	Jun 2018	-	(43,042)	(43,042)

The Royal Bank of Scotland PLC	American General Finance Corp.	3,000,000	USD	3,000,000	(1.820)%	Dec 2017	-	1,012,804	1,012,804

The Royal Bank of Scotland PLC	Daimler Chrysler AG	400,000	USD	400,000	(0.620)%	Sep 2011	-	1,116	1,116

The Royal Bank of Scotland PLC	Gatx Corp.	3,000,000	USD	3,000,000	(0.605)%	Mar 2012	-	51,201	51,201

The Royal Bank of Scotland PLC	The Bear Stearns Companies, Inc.	900,000	USD	900,000	(2.223)%	Mar 2018	-	(96,501)	(96,501)

	The Cleveland Electric Illuminating
The Royal Bank of Scotland PLC	Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	-	40,808	40,808

UBS AG	Boston Scientific Corp.	1,600,000	USD	1,600,000	(2.060)%	Jun 2016	-	(118,237)	(118,237)

UBS AG	JP Morgan Chase & Company	1,800,000	USD	1,800,000	(0.730)%	Mar 2018	-	3,937	3,937

				$169,731,901			$941,265	$1,940,486	$2,881,751

Investment Quality Bond Trust

The Portfolio used credit default swaps to gain exposure to credit indices.

		Reference	Notional		USD Notional	(Pay)/Receive Fixed	Maturity	Unamortized Upfront Payment Paid	Unrealized Appreciation
Portfolio	Counterparty	Obligation	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Market Value

Investment Quality Bond Trust

	Goldman Sachs
	International	CDS M 2.7 09-13	1,250,000	USD	$1,250,000	(2.700)%	Sep 2013	-	$3,235	$3,235

	UBS Securities LLC	CDSCYT1.612-13	1,250,000	USD	1,250,000	(1.600)%	Dec 2013	-	(11,228)	(11,228)

	UBS Securities LLC	CDSRE1.812-13	1,450,000	USD	1,450,000	(1.800)%	Dec 2013	-	(54,514)	(54,514)

					$3,950,000			-	($62,507)	($62,507)

Real Return Bond Trust

The Portfolio used credit default swaps to enhance potential gain, hedge against potential credit events and gain exposure to certain securities or credit indices.

			Notional		USD Notional	(Pay)/Receive Fixed	Maturity	Unamortized Upfront Payment Paid	Unrealized Appreciation
Portfolio	Counterparty	Reference Obligation	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Market Value

Real Return Bond Trust

	Bank of America N.A.	Autozone, Inc.	3,600,000	USD	$3,600,000	(0.620)%	Dec 2012	-	($2,808)	($2,808)

	Bank of America N.A.	Harris Corp.	5,000,000	USD	5,000,000	(1.440)%	Dec 2017	-	(187,754)	(187,754)

	Bank of America N.A.	Liberty Mutual Group, Inc.	900,000	USD	900,000	(1.390)%	Mar 2014	-	34,596	34,596

	Bank of America N.A.	Marriott International, Inc.	5,000,000	USD	5,000,000	(1.730)%	Jun 2017	-	(177,196)	(177,196)

	Bank of America N.A.	Marsh & McLennan Companies, Inc.	1,000,000	USD	1,000,000	(0.830)%	Sep 2015	-	(21,748)	(21,748)

	Bank of America N.A.	Spectra Energy Capital, LLC.	1,300,000	USD	1,300,000	(0.830)%	Sep 2014	-	(15,886)	(15,886)

		Starwood Hotels & Resorts Worldwide,
	Bank of America N.A.	Inc.	1,000,000	USD	1,000,000	(1.490)%	Jun 2018	-	94,632	94,632

	Bank of America N.A.	UST INC.	1,900,000	USD	1,900,000	(0.340)%	Sep 2012	-	(10,658)	(10,658)

	Bank of America N.A.	Xstrata Canada Corp.	1,300,000	USD	1,300,000	(0.910)%	Jun 2012	-	20,911	20,911

	Bank of America N.A.	Xstrata Canada Corp.	3,900,000	USD	3,900,000	(1.100)%	Jun 2015	-	62,026	62,026

	Bank of America N.A.	YUM! Brands, Inc	3,000,000	USD	3,000,000	(1.245)%	Mar 2018	-	(129,844)	(129,844)

	Barclays Bank PLC	Everest Reinsurance Holdings, Inc.	1,000,000	USD	1,000,000	(0.535)%	Dec 2014	-	18,315	18,315

	Barclays Bank PLC	Genworth Financial, Inc.	700,000	USD	700,000	(0.960)%	Jun 2018	-	151,928	151,928

	Barclays Bank PLC	Genworth Financial, Inc.	1,000,000	USD	1,000,000	(0.830)%	Jun 2018	-	225,021	225,021

	Barclays Bank PLC	Rexam PLC	1,000,000	USD	1,000,000	(1.450)%	Jun 2013	-	(13,251)	(13,251)

	BNP Paribas	International Lease Finance Corp.	800,000	USD	800,000	(1.600)%	Dec 2013	-	184,656	184,656

	Citibank N.A	Echostar DBS Corp.	2,200,000	USD	2,200,000	(3.650)%	Dec 2013	($2)	(57,090)	(57,092)

Citibank N.A	Masco Corp.	1,200,000	USD	1,200,000	(1.910)%	Dec 2016	-	(727)	(727)

Citibank N.A	Omnicom Group, Inc.	1,250,000	USD	1,250,000	(0.940)%	Jun 2016	-	(23,365)	(23,365)

Deutsche Bank AG	Alcoa, Inc.	2,000,000	USD	2,000,000	(1.270)%	Sep 2018	-	181,340	181,340

Deutsche Bank AG	Cardinal Health, Inc.	1,500,000	USD	1,500,000	(0.590)%	Jun 2017	-	(16,096)	(16,096)

Deutsche Bank AG	CDX.NA.IG.12	4,900,000	USD	4,900,000	(1.000)%	Jun 2014	100,502	(79,014)	21,488

Deutsche Bank AG	Genworth Financial, Inc.	100,000	USD	100,000	(0.980)%	Jun 2018	-	21,581	21,581

Deutsche Bank AG	Macy's, Inc	1,000,000	USD	1,000,000	(2.100)%	Sep 2017	-	53,201	53,201

Deutsche Bank AG	Marsh & McLennan Companies, Inc.	2,000,000	USD	2,000,000	(0.600)%	Sep 2015	-	(17,948)	(17,948)

Deutsche Bank AG	Spectra Energy Capital, LLC	1,000,000	USD	1,000,000	(0.670)%	Jun 2018	-	741	741

Deutsche Bank AG	CDX.NA.HY.12	7,896,000	USD	7,896,000	(5.000)%	Jun 2014	382,584	93,602	476,186

Goldman Sachs	Alcoa, Inc.	2,000,000	USD	2,000,000	(1.320)%	Sep 2018	-	174,509	174,509

Goldman Sachs	Bank of America N.A.	1,000,000	USD	1,000,000	(2.910)%	Mar 2018	-	(57,146)	(57,146)

Goldman Sachs	CDX.NA.IG.12	14,900,000	USD	14,900,000	(1.000)%	Jun 2014	433,514	(368,173)	65,341

Goldman Sachs	Computer Sciences Corp.	4,000,000	USD	4,000,000	(1.100)%	Mar 2018	-	(213,303)	(213,303)

Merrill Lynch Capital Services, Inc.	Echostar DBS Corp.	1,600,000	USD	1,600,000	(3.650)%	Dec 2013	-	(41,522)	(41,522)

Morgan Stanley Capital Services, Inc.	American Electric Power Company, Inc.	600,000	USD	600,000	(0.470)%	Jun 2015	-	(1)	(1)

Morgan Stanley Capital Services, Inc.	CDX.NA.HY.12	3,008,000	USD	3,008,000	(5.000)%	Jun 2014	161,680	-	161,680

Morgan Stanley Capital Services, Inc.	CDX.NA.IG.12	15,900,000	USD	15,900,000	(1.000)%	Jun 2014	555,167	(485,441)	69,726

Morgan Stanley Capital Services, Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	-	(29,945)	(29,945)

Morgan Stanley Capital Services, Inc.	Prologis	1,300,000	USD	1,300,000	(1.320)%	Jun 2018	-	100,007	100,007

Morgan Stanley Capital Services, Inc.	Simon Property Group, L.P.	2,500,000	USD	2,500,000	(0.885)%	Jun 2018	-	114,855	114,855

The Royal Bank of Scotland PLC	Macy's, Inc	1,000,000	USD	1,000,000	(2.111)%	Dec 2016	-	48,157	48,157

The Royal Bank of Scotland PLC	Simon Property Group, L.P.	600,000	USD	600,000	(1.010)%	Dec 2015	-	14,494	14,494

UBS AG	CDX.NA.HY.12	8,178,000	USD	8,178,000	(5.000)%	Jun 2014	493,785	(592)	493,193

				$116,532,000			$2,127,230	($354,936)	$1,772,294

Total Return Trust

The Portfolio used credit default swaps to enhance potential gain, hedge against potential credit events and gain exposure to certain securities or credit indices.

								Unamortized Upfront Payment Paid	Unrealized Appreciation
Portfolio	Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive Fixed Rate	Maturity Date	(Received)	(Depreciation)	Market Value

Total Return Trust

	Deutsche Bank AG	CDX.NA.HY.12	564,000	USD	$564,000	(5.000)%	Jun 2014	$69,668	$33,230	$102,898

	Goldman Sachs	CDX.NA.IG.12	3,500,000	USD	3,500,000	(1.000)%	Jun 2014	36,324	14,377	50,701

					$4,064,000			$105,992	$47,607	$153,599

The following summarizes the Trusts’ use of credit default swaps, as Sellers of protection, and the contracts held as of September 30, 2009:

Global Bond Trust

The Portfolio used credit default swaps to enhance potential gain and gain exposure to certain securities or credit indices.

			Implied Credit
			Spread at 9-30-	Notional		USD Notional	(Pay)/Receive	Maturity	Unamortized Upfront Payment	Unrealized Appreciation
Portfolio	Counterparty	Issuer	2009	Amount	Currency	Amount	Fixed Rate	Date	Paid (Received)	(Depreciation)	Market Value

Global Bond Trust

	Deutsche Bank AG	ABX.HE.AAA.06-2	n/a	994,494	USD	$994,494	0.110%	May 2046	($367,139)	($214,989)	($582,128)

		Federative Republic
	JP Morgan Chase Bank	of Brazil	0.81%	3,300,000	USD	3,300,000	1.345%	Aug 2011	-	38,400	38,400

		Federative Republic
	Merrill Lynch International	of Brazil	0.81%	3,300,000	USD	3,300,000	1.340%	Aug 2011	-	38,070	38,070

		Federative Republic
	Morgan Stanley Capital Services, Inc.	of Brazil	0.81%	4,600,000	USD	4,600,000	1.380%	Aug 2011	-	56,746	56,746

						$12,194,494			($367,139)	($81,773)	($448,912)

Real Return Bond Trust

The Portfolio used credit default swaps to enhance potential gain and gain exposure to certain securities or credit indices.

			Implied Credit Spread at	Notional		USD Notional	(Pay)/Receive Fixed	Maturity	Unamortized Upfront Payment Paid	Unrealized Appreciation
Portfolio	Counterparty	Issuer	9-30-2009	Amount	Currency	Amount	Rate	Date	(Received)	(Depreciation)	Market Value

Real Return Bond Trust

		Ford Motor Credit
	Barclays Bank PLC	Company LLC	5.49%	500,000	USD	$500,000	3.800%	Sep 2012	-	($22,065)	($22,065)

		General Electric Capital
	Barclays Bank PLC	Corp.	1.89%	800,000	USD	800,000	1.010%	Mar 2013	-	(22,720)	(22,720)

		General Electric Capital
	BNP Paribas	Corp.	1.28%	400,000	USD	400,000	1.100%	Dec 2009	-	(41)	(41)

						$1,700,000			-	($44,826)	($44,826)

Total Return Trust

The Portfolio used credit default swaps to enhance potential gain and gain exposure to certain securities or credit indices.

			Implied Credit
			Spread at 9-30-	Notional		USD Notional	(Pay)/Receive	Maturity	Unamortized Upfront Payment	Unrealized Appreciation
Portfolio	Counterparty	Issuer	2009	Amount	Currency	Amount	Fixed Rate	Date	Paid (Received)	(Depreciation)	Market Value

Total Return Trust

	Bank of America N.A.	Sallie Mae	10.93%	100,000	USD	$100,000	5.000%	Dec 2010	($9,746)	($6,440)	($16,186)

		American International
	Barclays Bank PLC	Group, Inc.	8.01%	500,000	USD	500,000	1.670%	Mar 2013	-	(89,593)	(89,593)

		American International
	Barclays Bank PLC	Group, Inc.	7.94%	4,800,000	USD	4,800,000	5.000%	Dec 2013	(368,963)	(457,911)	(826,874)

		Ford Motor Credit
	Barclays Bank PLC	Company LLC	5.49%	2,500,000	USD	2,500,000	4.150%	Sep 2012	-	(86,726)	(86,726)

		Ford Motor Credit
	Barclays Bank PLC	Company LLC	5.49%	500,000	USD	500,000	5.800%	Sep 2012	-	4,907	4,907

		General Electric
	Barclays Bank PLC	Capital Corp.	1.28%	1,600,000	USD	1,600,000	0.770%	Jun 2010	-	(5,629)	(5,629)

		General Electric
	Barclays Bank PLC	Capital Corp.	1.28%	1,800,000	USD	1,800,000	1.020%	Sep 2010	-	(4,128)	(4,128)

		General Electric
	Barclays Bank PLC	Capital Corp.	1.45%	300,000	USD	300,000	0.935%	Dec 2010	-	(1,805)	(1,805)

	Barclays Bank PLC	GMAC LLC	6.79%	2,500,000	USD	2,500,000	3.650%	Sep 2012	-	(199,458)	(199,458)

	Barclays Bank PLC	GMAC LLC	6.79%	1,900,000	USD	1,900,000	4.800%	Sep 2012	-	(94,726)	(94,726)

	Barclays Bank PLC	United Mexican States	1.25%	1,000,000	USD	1,000,000	0.390%	Jan 2012	-	(18,584)	(18,584)

		General Electric
	BNP Paribas	Capital Corp.	1.28%	800,000	USD	800,000	1.000%	Sep 2010	(8,927)	(1,995)	(10,922)

		General Electric
	BNP Paribas	Capital Corp.	1.45%	1,200,000	USD	1,200,000	0.940%	Dec 2010	-	(7,145)	(7,145)

		General Electric
	BNP Paribas	Capital Corp.	1.75%	2,600,000	USD	2,600,000	5.000%	Sep 2011	112,828	166,663	279,491

	Citibank N.A	CDX.NA.HY.8	n/a	8,184,990	USD	8,184,990	0.355%	Jun 2012	-	(211,921)	(211,921)

	Citibank N.A	CDX.NA.HY.8	n/a	4,814,700	USD	4,814,700	0.360%	Jun 2012	-	(124,041)	(124,041)

	Citibank N.A	CDX.NA.HY.8	n/a	2,022,174	USD	2,022,174	0.401%	Jun 2012	-	(49,967)	(49,967)

		General Electric
	Citibank N.A	Capital Corp.	1.28%	200,000	USD	200,000	1.100%	Mar 2010	-	(113)	(113)

		General Electric
	Citibank N.A	Capital Corp.	1.28%	100,000	USD	100,000	1.150%	Mar 2010	-	(31)	(31)

		General Electric
	Citibank N.A	Capital Corp.	1.45%	500,000	USD	500,000	1.120%	Dec 2010	-	(1,857)	(1,857)

		General Electric
	Citibank N.A	Capital Corp.	1.68%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(40,141)	57,708	17,567

		General Electric
	Citibank N.A	Capital Corp.	1.68%	2,000,000	USD	2,000,000	5.000%	Jun 2011	(76,142)	115,416	39,274

		General Electric
	Citibank N.A	Capital Corp.	1.91%	1,500,000	USD	1,500,000	4.325%	Dec 2013	-	141,638	141,638

	Citibank N.A	GMAC LLC	6.79%	1,000,000	USD	1,000,000	3.720%	Sep 2012	-	(77,962)	(77,962)

		Berkshire Hathaway
	Deutsche Bank AG	Fin.	1.22%	2,000,000	USD	2,000,000	0.850%	Mar 2013	-	(24,001)	(24,001)

	Deutsche Bank AG	CDX.NA.IG.10	n/a	2,430,711	USD	2,430,711	0.530%	Jun 2013	-	28,832	28,832

Deutsche Bank AG	CDX.NA.IG.9	n/a	12,250,786	USD	12,250,786	0.705%	Dec 2012	-	186,449	186,449

	Ford Motor Credit
Deutsche Bank AG	Company LLC	5.49%	1,100,000	USD	1,100,000	5.650%	Sep 2012	-	6,345	6,345

	General Electric
Deutsche Bank AG	Capital Corp.	1.28%	1,900,000	USD	1,900,000	1.070%	Sep 2010	-	(3,407)	(3,407)

	General Electric
Deutsche Bank AG	Capital Corp.	1.45%	500,000	USD	500,000	0.950%	Dec 2010	-	(2,915)	(2,915)

	General Electric
Deutsche Bank AG	Capital Corp.	1.75%	700,000	USD	700,000	1.500%	Sep 2011	-	(3,117)	(3,117)

	General Electric
Deutsche Bank AG	Capital Corp.	1.75%	2,300,000	USD	2,300,000	5.000%	Sep 2011	115,685	147,432	263,117

	General Electric
Deutsche Bank AG	Capital Corp.	1.91%	1,400,000	USD	1,400,000	4.900%	Dec 2013	-	163,556	163,556

Deutsche Bank AG	GMAC LLC	6.79%	1,400,000	USD	1,400,000	4.000%	Sep 2012	-	(98,945)	(98,945)

Goldman Sachs	CDX.NA.IG.10	n/a	3,014,082	USD	3,014,082	0.463%	Jun 2013	-	28,448	28,448

Goldman Sachs	CDX.NA.IG.9	n/a	972,285	USD	972,285	0.548%	Dec 2017	-	14,113	14,113

	General Electric
Goldman Sachs	Capital Corp.	1.28%	500,000	USD	500,000	0.830%	Dec 2009	-	(395)	(395)

	General Electric
Goldman Sachs	Capital Corp.	1.45%	700,000	USD	700,000	0.900%	Dec 2010	-	(4,517)	(4,517)

HSBC Bank	Republic of Panama	1.02%	1,400,000	USD	1,400,000	0.760%	Jan 2012	-	(6,074)	(6,074)

JP Morgan Chase Bank	CDX.NA.IG.9	n/a	2,139,026	USD	2,139,026	0.553%	Dec 2017	-	31,805	31,805

JP Morgan Chase Bank	Republic of Panama	1.63%	700,000	USD	700,000	1.250%	Jan 2017	-	(14,842)	(14,842)

	Federative Republic of
Merrill Lynch Capital Services, Inc.	Brazil	1.38%	1,000,000	USD	1,000,000	1.950%	Apr 2016	-	42,128	42,128

	General Electric
Merrill Lynch Capital Services, Inc.	Capital Corp.	1.28%	4,500,000	USD	4,500,000	1.080%	Dec 2009	-	(692)	(692)

Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	n/a	4,800,000	USD	4,800,000	0.963%	Dec 2012	-	87,302	87,302

Morgan Stanley Capital Services, Inc.	GAZPROM	2.73%	100,000	USD	100,000	2.180%	Feb 2013	-	(1,482)	(1,482)

UBS AG	GAZPROM	2.73%	1,000,000	USD	1,000,000	2.180%	Feb 2013	-	(14,820)	(14,820)

UBS AG	Republic Of Korea	0.71%	1,000,000	USD	1,000,000	3.850%	Dec 2009	-	8,208	8,208

UBS AG	Sallie Mae	11.46%	100,000	USD	100,000	5.000%	Mar 2010	(3,759)	(2,835)	(6,594)

					$91,328,754			($279,165)	($387,124)	($666,289)

CDS notional amounts at September 30, 2009 (in USD) are generally representative of the CDS activity during the period ended September 30, 2009.

Forward Foreign Currency Contracts Certain Portfolios of the Trust may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Portfolio may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency.

For more information on forward foreign currency contracts, please refer to the Portfolios’ prospectus, semiannual and annual reports.

The following summarizes the Portfolios’ use of forward foreign currency contracts and contracts held as of September 30, 2009:

Core Allocation Plus Trust

The Portfolio used forward foreign currency contracts to hedge against potential currency exchange rate changes and to gain exposure to foreign currency.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)

Core Allocation Plus Trust	Buys

	Brazilian Real	250,000	$129,500	12/16/2009	$9,894

	Canadian Dollar	665,000	616,640	12/17/2009	4,569

	Euro	1,009,000	1,471,889	12/18/2009	4,485

	Indian Rupee	9,450,000	197,245	10/28/2009	(1,117)

	Indian Rupee	9,450,000	197,368	10/28/2009	(1,241)

	Japanese Yen	74,540,000	802,230	12/10/2009	28,544

	Mexican Peso	5,000,000	364,219	12/16/2009	2,446

Pound Sterling	96,000	159,907	12/16/2009	(6,520)

Pound Sterling	54,000	89,964	12/16/2009	(3,684)

Pound Sterling	50,000	83,300	12/16/2009	(3,411)

Pound Sterling	449,000	748,173	12/18/2009	(30,773)

South Korean Won	1,113,902,000	917,082	10/16/2009	28,932

		$5,777,517		$32,124

Sells

Brazilian Real	630,000	$340,264	12/16/2009	($11,010)

Brazilian Real	125,000	68,568	12/16/2009	(1,129)

Canadian Dollar	136,000	127,252	12/17/2009	207

Euro	315,000	465,976	12/18/2009	5,067

Japanese Yen	37,380,000	410,309	12/10/2009	(6,304)

Japanese Yen	32,000,000	347,253	12/16/2009	(9,416)

Pound Sterling	204,000	333,654	12/18/2009	7,709

South Korean Won	1,113,902,000	865,682	10/16/2009	(80,332)

		$2,958,958		($95,208)

Global Allocation Trust

The Portfolio used forward foreign currency exchange contracts to hedge against anticipated currency exchange rate changes and to gain exposure to foreign currency.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)

Global Allocation Trust	Buys

	Canadian Dollar	1,725,000	$1,599,696	11/17/2009	$11,604

	Euro	1,000,000	1,478,400	11/17/2009	(15,111)

	Euro	2,025,000	2,895,709	11/17/2009	67,450

	Japanese Yen	1,107,300,000	11,744,404	11/17/2009	594,898

	Mexican Peso	28,780,000	2,211,975	11/17/2009	(92,926)

	Norwegian Krone	9,500,000	1,571,885	11/17/2009	70,539

	South African Rand	16,362,882	2,192,681	11/17/2009	(32,964)

	Swedish Krona	65,200,000	9,222,456	11/17/2009	133,175

			$32,917,206		$736,665

	Sells

	Australian Dollar	1,050,000	$874,682	11/17/2009	($48,125)

	Euro	2,980,000	4,395,381	11/17/2009	34,780

	Euro	1,490,000	2,192,681	11/17/2009	12,380

	Hong Kong Dollar	7,340,000	947,696	11/17/2009	344

	Pound Sterling	2,335,000	3,837,823	11/17/2009	106,794

	Singapore Dollar	1,125,000	779,864	11/17/2009	(18,538)

	Swiss Franc	3,215,000	3,033,734	11/17/2009	(69,742)

			$16,061,861		$17,893

Global Bond Trust

The Portfolio used forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)

Global Bond Trust	Buys

	Australian Dollar	226,000	$194,829	10/1/2009	$4,548

	Brazilian Real	5,456,251	2,933,000	10/2/2009	146,844

	Brazilian Real	2,698,527	1,408,449	10/2/2009	114,766

	Brazilian Real	3,278,697	1,779,000	10/2/2009	71,698

	Brazilian Real	10,921,981	5,878,354	2/2/2010	161,864

	Canadian Dollar	1,500,000	1,403,077	10/29/2009	(1,978)

	Canadian Dollar	426,000	399,359	10/29/2009	(1,447)

	Chilean Peso	57,900,000	100,242	11/19/2009	5,547

	Chinese Yuan Renminbi	5,955,760	872,000	11/30/2009	(73)

	Chinese Yuan Renminbi	2,727,200	400,000	11/30/2009	(736)

	Chinese Yuan Renminbi	35,335,064	5,179,000	11/30/2009	(5,924)

	Chinese Yuan Renminbi	5,946,342	872,000	3/16/2010	(1,317)

	Chinese Yuan Renminbi	3,114,315	459,000	3/16/2010	(2,992)

	Chinese Yuan Renminbi	10,303,900	1,670,000	5/17/2010	(159,237)

	Chinese Yuan Renminbi	11,612,440	1,876,000	5/17/2010	(173,378)

	Chinese Yuan Renminbi	20,635,805	3,045,000	6/7/2010	(17,319)

	Chinese Yuan Renminbi	12,618,774	1,862,000	6/7/2010	(10,576)

	Chinese Yuan Renminbi	24,491,468	3,641,854	11/17/2010	(45,557)

	Chinese Yuan Renminbi	19,526,556	2,910,068	11/17/2010	(42,811)

	Danish Krone	31,892,000	5,998,401	10/1/2009	270,851

	Danish Krone	31,892,000	6,261,313	12/21/2009	1,534

	Euro	1,046,000	1,529,754	10/8/2009	903

	Euro	173,000	252,590	10/8/2009	568

	Euro	205,000	298,624	10/8/2009	1,362

	Euro	186,000	272,898	10/8/2009	(716)

	Euro	700,000	1,028,580	10/8/2009	(4,240)

	Pound Sterling	213,000	344,914	10/28/2009	(4,548)

	Pound Sterling	26,447,000	44,020,766	10/28/2009	(1,759,562)

	Hong Kong Dollar	42,000	5,423	12/15/2009	(1)

	Hong Kong Dollar	84,614	10,926	12/15/2009	(3)

	Hong Kong Dollar	38,000	4,908	12/15/2009	(2)

	Hungarian Forint	120,077	583	10/20/2009	67

	Indonesian Rupiah	16,255,890,000	1,647,000	1/22/2010	(605)

	Indonesian Rupiah	17,217,600,000	1,632,000	9/17/2010	28,941

	Indian Rupee	23,372	478	10/6/2009	8

	Indian Rupee	71,056	1,471	10/6/2009	6

	Indian Rupee	23,392	480	10/6/2009	6

	Indian Rupee	23,498	476	10/6/2009	12

	Indian Rupee	21,534	443	10/6/2009	5

	Indian Rupee	162,853	3,343	3/24/2010	(3)

	Japanese Yen	44,455,093	482,000	10/8/2009	13,259

	Japanese Yen	74,809,212	806,000	10/9/2009	27,429

	Japanese Yen	1,575,417,000	17,155,986	10/20/2009	396,620

	Japanese Yen	23,306,898,000	251,911,181	10/20/2009	7,764,057

Japanese Yen	145,721,232	1,588,000	10/20/2009	35,562

Japanese Yen	57,125,786	622,000	10/20/2009	14,471

Japanese Yen	300,674,730	3,306,936	10/20/2009	43,050

South Korean Won	1,757,873,600	1,426,000	11/18/2009	69,140

South Korean Won	393,327,000	319,000	11/18/2009	15,540

South Korean Won	3,809,959,350	3,115,000	11/18/2009	125,519

South Korean Won	1,055,992,000	872,000	2/11/2010	28,461

Mexican Peso	154,855	11,207	11/27/2009	179

Mexican Peso	29,603,181	2,188,000	11/27/2009	(11,326)

Mexican Peso	25,814,400	1,914,682	11/27/2009	(16,591)

Norwegian Krone	8,746,530	1,471,949	10/1/2009	42,313

Norwegian Krone	9,771,000	1,607,032	10/1/2009	84,593

Norwegian Krone	18,518,000	3,172,574	12/21/2009	25,213

Swedish Krona	4,705,000	691,886	10/1/2009	(16,981)

Swedish Krona	24,444,000	3,165,259	10/1/2009	341,092

Swedish Krona	29,149,000	4,186,270	12/21/2009	(2,516)

New Taiwan Dollar	503,027	15,336	11/16/2009	455

New Taiwan Dollar	243,588	7,462	11/16/2009	185

South African Rand	273,692	28,054	11/18/2009	8,064

		$400,262,417		$7,564,293

Sells

Australian Dollar	40,804,712	$33,937,279	10/1/2009	($2,060,632)

Australian Dollar	4,290,000	3,719,258	10/30/2009	(56,659)

Australian Dollar	40,578,712	35,323,769	10/30/2009	(392,278)

Brazilian Real	10,921,981	6,006,038	10/2/2009	(158,999)

Brazilian Real	511,494	269,420	10/2/2009	(19,299)

Canadian Dollar	11,918,000	11,018,759	10/29/2009	(113,433)

Chilean Peso	68,148,800	117,478	11/19/2009	(7,038)

Chinese Yuan Renminbi	24,491,468	3,592,178	11/30/2009	6,611

Chinese Yuan Renminbi	19,526,556	2,865,863	11/30/2009	7,162

Chinese Yuan Renminbi	21,916,340	3,052,415	5/17/2010	(160,970)

Danish Krone	31,892,000	6,269,247	10/1/2009	(5)

Euro	5,306,000	7,600,872	10/8/2009	(163,627)

Euro	6,346,000	9,087,497	10/8/2009	(198,878)

Euro	755,000	1,100,552	10/8/2009	(4,272)

Euro	2,678,000	3,917,545	10/8/2009	(1,288)

Euro	40,123,000	58,815,717	10/8/2009	102,000

Euro	10,087,000	14,844,029	10/8/2009	83,287

Pound Sterling	13,255,000	21,660,625	10/28/2009	479,687

Indian Rupee	162,853	3,379	10/6/2009	(6)

Japanese Yen	2,650,429	29,000	10/20/2009	(530)

Japanese Yen	816,401,000	8,883,580	10/20/2009	(212,402)

Japanese Yen	1,137,897,000	12,377,306	10/20/2009	(300,643)

South Korean Won	28,317	23	11/18/2009	(1)

South Korean Won	796,050	627	11/18/2009	(51)

South Korean Won	675,101	531	11/18/2009	(43)

South Korean Won	2,203,960,000	1,760,000	11/18/2009	(114,554)

South Korean Won	604,293	471	11/18/2009	(43)

Mexican Peso	154,855	10,389	11/27/2009	(997)

Mexican Peso	91,579	6,803	11/27/2009	69

Malaysian Ringgit	7,543	2,100	11/12/2009	(76)

Malaysian Ringgit	4,116	1,160	11/12/2009	(27)

Malaysian Ringgit	10,805	3,012	11/12/2009	(105)

Malaysian Ringgit	725	205	2/12/2010	(3)

Norwegian Krone	18,517,530	3,180,561	10/1/2009	(25,327)

New Zealand Dollar	224,000	155,738	10/1/2009	(6,035)

New Zealand Dollar	277,000	189,025	10/1/2009	(11,025)

New Zealand Dollar	501,000	358,566	10/30/2009	(2,564)

Philippine Peso	240,355	4,914	11/16/2009	(136)

Swedish Krona	29,149,000	4,184,090	10/1/2009	2,833

Singapore Dollar	1,969	1,366	11/18/2009	(31)

		$254,351,387		($3,330,328)

High Income Trust

The Portfolio used forward foreign currency contracts to hedge against anticipated currency exchange rate changes.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)

High Income Trust	Sells

	Canadian Dollar	820,000	$767,072	1/29/2010	$1,031

	Pound Sterling	270,000	441,458	1/29/2010	10,088

			$1,208,530		$11,119

International Core Trust

The Portfolio used forward foreign currency contracts to hedge against anticipated currency exchange rate changes and to gain exposure to foreign currencies.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)

International Core Trust	Buys

	Swedish Krona	75,187,547	14,817,701	10/23/2009	$542,065

	Swedish Krona	73,896,303	10,165,100	10/23/2009	436,537

	Swedish Krona	71,722,883	9,872,794	10/23/2009	417,031

	Swiss Franc	11,584,428	$10,740,842	10/23/2009	439,774

	Swiss Franc	11,584,428	10,748,017	10/23/2009	432,599

			$56,344,454		$2,268,006

	Sells

	Canadian Dollar	17,630,714	$15,966,263	10/23/2009	($501,776)

	Euro	798,577	1,143,242	10/23/2009	(25,338)

	Hong Kong Dollar	9,848,202	1,271,149	10/23/2009	279

	Pound Sterling	5,186,113	8,525,866	10/23/2009	238,481

	Pound Sterling	5,186,113	8,576,586	10/23/2009	289,201

	Singapore Dollar	9,917,684	6,840,254	10/23/2009	(199,358)

Swedish Krona	22,558,631	3,151,307	10/23/2009	(85,099)

		$45,474,667		($283,610)

International Equity Index Trust A

The Portfolio use forward foreign currency contracts to gain exposure to foreign currencies.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)

International Equity Index Trust A	Buys

	Australian Dollar	2,000,000	$1,567,260	10/2/2009	$197,140

	Australian Dollar	500,000	431,850	12/29/2009	5,947

	Canadian Dollar	1,300,000	1,127,278	10/2/2009	86,940

	Canadian Dollar	200,000	184,154	12/29/2009	2,684

	Euro	5,000,000	6,919,750	10/2/2009	396,995

	Euro	1,800,000	2,619,495	12/29/2009	14,209

	Pound Sterling	2,200,000	3,594,250	10/2/2009	(78,317)

	Pound Sterling	1,400,000	2,228,975	12/29/2009	7,860

	Hong Kong Dollar	4,000,000	516,550	10/2/2009	(425)

	Hong Kong Dollar	1,000,000	129,137	12/29/2009	(31)

	Japanese Yen	400,000,000	4,172,099	10/2/2009	283,981

	Japanese Yen	400,000,000	4,439,906	12/29/2009	18,907

	Swedish Krona	5,000,000	624,181	10/2/2009	93,040

	Swedish Krona	6,000,000	854,823	12/29/2009	6,418

			$29,409,708		$1,035,348

	Sells

	Australian Dollar	2,000,000	$1,738,600	10/2/2009	($25,800)

	Canadian Dollar	1,300,000	1,196,833	10/2/2009	(17,385)

	Euro	5,000,000	7,277,000	10/2/2009	(39,745)

	Pound Sterling	2,200,000	3,503,500	10/2/2009	(12,433)

	Hong Kong Dollar	4,000,000	516,103	10/2/2009	(23)

	Japanese Yen	400,000,000	4,437,049	10/2/2009	(19,030)

	Swedish Krona	5,000,000	711,845	10/2/2009	(5,376)

			$19,380,930		($119,792)

International Equity Index Trust B

The Portfolio use forward foreign currency contracts to gain exposure to foreign currencies.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)

International Equity Index Trust B	Buys

	Australian Dollar	1,000,000	$783,630	10/2/2009	$98,570

	Australian Dollar	1,500,000	1,295,550	12/29/2009	17,841

	Canadian Dollar	1,200,000	1,040,565	10/2/2009	80,252

	Canadian Dollar	1,200,000	1,104,921	12/29/2009	16,101

	Euro	2,300,000	3,183,085	10/2/2009	182,618

	Euro	1,800,000	2,619,495	12/29/2009	14,209

Pound Sterling	1,500,000	2,450,625	10/2/2009	(53,398)

Pound Sterling	1,500,000	2,388,187	12/29/2009	8,422

Hong Kong Dollar	3,500,000	451,981	10/2/2009	(372)

Hong Kong Dollar	3,000,000	387,412	12/29/2009	(93)

Japanese Yen	200,000,000	2,086,049	10/2/2009	141,990

Japanese Yen	350,000,000	3,884,918	12/29/2009	16,544

Swedish Krona	4,000,000	499,345	10/2/2009	74,433

Swedish Krona	3,800,000	541,388	12/29/2009	4,065

		$22,717,151		$601,182

Sells

Australian Dollar	1,000,000	$869,300	10/2/2009	($12,900)

Canadian Dollar	1,200,000	1,104,769	10/2/2009	(16,048)

Euro	2,300,000	3,347,420	10/2/2009	(18,283)

Pound Sterling	1,500,000	2,388,750	10/2/2009	(8,477)

Hong Kong Dollar	3,500,000	451,589	10/2/2009	(20)

Japanese Yen	200,000,000	2,218,525	10/2/2009	(9,515)

Swedish Krona	4,000,000	569,476	10/2/2009	(4,301)

		$10,949,829		($69,544)

Investment Quality Bond Trust

The Portfolio used foreign forward currency contracts to hedge against anticipated currency exchange rate changes and to gain exposure to foreign currencies.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)

Investment Quality Bond Trust	Buys

	Brazilian Real	1,950,000	$1,010,101	12/16/2009	$77,175

	Pound Sterling	888,000	1,479,139	12/16/2009	(60,312)

	Pound Sterling	499,000	831,334	12/16/2009	(34,042)

	Pound Sterling	463,000	771,358	12/16/2009	(31,587)

	Indian Rupee	77,550,000	1,618,660	10/28/2009	(9,168)

	Indian Rupee	77,550,000	1,619,674	10/28/2009	(10,182)

	Mexican Peso	45,900,000	3,343,532	12/16/2009	22,450

			$10,673,798		($45,666)

	Sells

	Brazilian Real	975,000	$533,808	12/16/2009	($9,830)

	Brazilian Real	4,665,000	2,511,035	12/16/2009	(90,065)

	Brazilian Real	975,000	534,833	12/16/2009	(8,805)

	Japanese Yen	290,000,000	3,146,974	12/16/2009	(85,331)

			$6,726,650		($194,031)

Mutual Shares Trust

The Portfolio used forward foreign currency exchange contracts to hedge against anticipated currency exchange rate changes and to gain exposure to foreign currencies.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)

Mutual Shares Trust	Buys

	Australian Dollar	40,640	$35,045	11/17/2009	$672

	Danish Krone	1,804,000	327,232	10/23/2009	27,284

	Euro	337,752	495,392	10/13/2009	(1,147)

	Japanese Yen	35,300,000	375,276	10/20/2009	18,021

			$1,232,945		$44,830

	Sells

	Australian Dollar	1,333,785	$1,139,052	11/17/2009	($33,163)

	Danish Krone	6,363,599	1,132,696	10/23/2009	(117,859)

	Danish Krone	9,139,953	1,648,327	10/23/2009	(147,828)

	Euro	6,952,600	10,172,679	10/13/2009	(1,327)

	Euro	43,110,829	60,956,433	10/13/2009	(2,129,294)

	Euro	1,030,427	1,493,503	10/13/2009	(14,359)

	Japanese Yen	295,529,137	3,038,119	10/20/2009	(254,537)

	Norwegian Krone	2,600,000	439,286	11/16/2009	(10,235)

	Norwegian Krone	42,947,258	7,207,730	11/16/2009	(217,529)

	Norwegian Krone	1,500,000	254,359	11/16/2009	(4,980)

	Pound Sterling	3,398,592	5,642,703	11/12/2009	212,133

	Pound Sterling	21,139,654	35,030,521	11/12/2009	1,251,723

	Pound Sterling	1,091,198	1,785,065	11/12/2009	41,453

	Singapore Dollar	230,140	162,770	3/24/2010	(485)

	Singapore Dollar	2,462,707	1,741,759	3/24/2010	(5,217)

	South Korean Won	1,934,974,700	1,545,947	10/13/2009	(97,089)

	South Korean Won	409,145,000	322,500	10/13/2009	(24,916)

	Swiss Franc	2,006,441	1,908,464	5/10/2010	(32,070)

	Swiss Franc	5,160,642	4,859,819	5/10/2010	(131,309)

	Swiss Franc	5,331,149	5,019,141	5/10/2010	(136,894)

			$145,500,873		($1,853,782)

Overseas Equity Trust

The Portfolio used forward foreign currency contracts to hedge against anticipated currency exchange rate changes.

Portfolio	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Appreciation (Depreciation)

Overseas Equity Trust	Buys

	Canadian Dollar	808,776	10/16/2009	$4,826

	Euro	518,097	10/16/2009	15,095

	Euro	234,764	10/16/2009	6,840

	Swiss Franc	355,902	10/16/2009	(1,207)

				$25,554

	Sells

	Canadian Dollar	808,776	10/16/2009	($12,375)

	Euro	511,699	10/16/2009	1,817

	Euro	235,105	10/16/2009	645

	Euro	3,739,623	10/19/2009	(10,312)

Swiss Franc	355,902	336,698	10/16/2009	(6,777)

		$7,637,040		($27,002)

Real Return Bond Trust

The Portfolio used forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)

Real Return Bond Trust	Buys

	Brazilian Real	304,337	$148,421	10/2/2009	$23,366

	Brazilian Real	732,000	400,000	2/2/2010	4,820

	Chinese Yuan Renminbi	2,264,343	333,900	3/29/2010	(2,309)

	Chinese Yuan Renminbi	4,065,828	600,557	3/29/2010	(5,156)

	Chinese Yuan Renminbi	1,862,587	275,735	3/29/2010	(2,977)

	Chinese Yuan Renminbi	8,198,841	1,214,981	3/29/2010	(14,339)

	Chinese Yuan Renminbi	1,792,195	265,000	3/29/2010	(2,550)

	Chinese Yuan Renminbi	16,800	2,486	3/29/2010	(25)

	Chinese Yuan Renminbi	12,270,325	1,809,000	6/7/2010	(8,700)

	Chinese Yuan Renminbi	5,140,649	756,645	6/7/2010	(2,410)

	Chinese Yuan Renminbi	2,209,585	326,138	6/7/2010	(1,948)

	Chinese Yuan Renminbi	15,978,392	2,356,000	6/7/2010	(11,653)

	Euro	72,000	104,953	10/8/2009	407

	Japanese Yen	71,662,560	794,324	10/2/2009	4,011

	Japanese Yen	127,846,000	1,431,069	10/20/2009	(6,665)

	Malaysian Ringgit	31,970	8,900	11/12/2009	321

	Malaysian Ringgit	16,594	4,676	11/12/2009	110

	Malaysian Ringgit	43,559	12,143	11/12/2009	421

	Malaysian Ringgit	2,922	826	2/12/2010	14

	Mexican Peso	53,512,772	3,923,889	11/27/2009	10,818

	Mexican Peso	21,445,920	1,600,000	11/27/2009	(23,116)

	Mexican Peso	140,652	9,604	11/27/2009	738

	Philippine Peso	9,558,000	200,000	11/16/2009	842

	South Korean Won	955,200,000	800,000	11/18/2009	12,435

	South Korean Won	951,200,000	800,000	11/18/2009	9,033

	South Korean Won	1,929,760,000	1,600,000	2/11/2010	45,537

	South Korean Won	1,314,940,000	1,100,000	2/11/2010	21,271

	South Korean Won	1,310,100,000	1,100,000	2/11/2010	17,143

	Swiss Franc	1,011,000	980,232	10/1/2009	(4,645)

			$22,959,479		$64,794

	Sells

	Australian Dollar	600,000	$521,502	11/5/2009	($6,337)

	Brazilian Real	304,337	160,304	10/2/2009	(11,483)

	Euro	2,756,000	3,947,984	10/8/2009	(84,990)

	Euro	3,296,000	4,719,885	10/8/2009	(103,294)

	Japanese Yen	127,845,700	1,430,861	10/1/2009	6,634

	Japanese Yen	71,662,560	800,000	10/2/2009	1,665

Japanese Yen	2,652,333,000	28,667,579	10/20/2009	(883,552)

Japanese Yen	71,663,000	794,398	10/20/2009	(4,040)

Mexican Peso	496,724	35,949	11/27/2009	(574)

Philippine Peso	8,367,410	171,078	11/16/2009	(4,746)

Pound Sterling	1,409,000	2,352,789	10/28/2009	101,267

Swiss Franc	1,011,000	935,964	10/1/2009	(39,623)

Swiss Franc	1,011,000	980,863	12/21/2009	4,648

		$45,519,156		($1,024,425)

Spectrum Income Trust

The Portfolio used forward foreign currency contracts to hedge against anticipated currency exchange rate changes.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)

Spectrum Income Trust	Buys

	Brazilian Real	2,640,000	$1,435,000	10/2/2009	$55,179

	Brazilian Real	233,684	129,000	10/14/2009	2,682

	Chinese Yuan Renminbi	58,473,000	8,656,725	7/21/2010	(68,101)

	Indian Rupee	190,607,000	3,936,440	10/21/2009	21,412

	Indian Rupee	16,750,000	343,097	12/17/2009	3,225

	Israeli Shekel	7,940,000	2,111,477	12/16/2009	(2,005)

	Japanese Yen	213,673,000	2,349,527	10/13/2009	31,011

	Malaysian Ringgit	7,460,000	2,139,989	12/23/2009	8,517

	Mexican Peso	9,772,700	719,284	10/21/2009	2,922

	Norwegian Krone	4,496,100	711,819	10/22/2009	66,133

	Norwegian Krone	12,638,344	2,160,456	12/22/2009	21,925

	Norwegian Krone	8,135,000	1,379,211	12/17/2009	25,780

	Pound Sterling	860,420	1,423,737	10/22/2009	(48,784)

	Pound Sterling	1,720,000	2,835,850	12/17/2009	(87,676)

	South Korean Won	2,624,131,000	2,120,489	10/21/2009	108,803

	South Korean Won	2,575,000,000	2,115,859	12/16/2009	75,628

	South Korean Won	2,600,000,000	2,146,100	12/17/2009	66,715

	Swedish Krona	11,037,600	1,423,674	10/22/2009	159,839

	Swedish Krona	19,215,000	2,767,376	12/17/2009	(9,548)

			$40,905,110		$433,657

	Sells

	Brazilian Real	2,640,000	$1,315,852	10/2/2009	($174,326)

	Brazilian Real	3,750,000	1,861,504	10/15/2009	(251,350)

	Brazilian Real	4,136,600	2,150,000	11/3/2009	(174,455)

	Brazilian Real	4,100,000	2,224,030	12/17/2009	(61,666)

	Euro	2,500,000	3,559,231	10/22/2009	(99,094)

	Euro	1,460,000	2,160,456	12/22/2009	24,195

	Euro	82,750	121,376	10/14/2009	285

	Euro	750,000	1,094,873	12/16/2009	(2,537)

	Euro	13,800,000	20,229,420	12/17/2009	37,136

	Japanese Yen	213,673,000	2,311,944	10/13/2009	(68,594)

Mexican Peso	4,872,110	358,997	10/14/2009	(1,395)

Mexican Peso	25,725,000	1,841,380	10/15/2009	(61,249)

Mexican Peso	7,702,600	568,709	10/21/2009	(515)

Mexican Peso	22,670,000	1,738,977	11/19/2009	70,261

Mexican Peso	125,000,000	9,281,053	12/17/2009	115,730

Mexican Peso	22,215,000	1,656,723	12/22/2009	29,010

Turkish Lira	515,039	344,572	10/14/2009	(1,722)

Turkish Lira	186,523	120,167	10/21/2009	(5,096)

		$52,939,264		($625,382)

Strategic Income Trust

The Portfolio used foreign currency options to gain exposure to foreign currencies.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)

Strategic Income Trust	Buys

	Australian Dollar	5,100,000	$4,423,228	1/29/2010	$28,418

	Australian Dollar	1,530,000	1,315,609	1/29/2010	19,885

	Canadian Dollar	20,299,520	18,979,496	1/29/2010	(15,756)

	Canadian Dollar	82,000,165	75,343,803	1/29/2010	1,260,463

	Canadian Dollar	4,560,000	4,205,478	1/29/2010	54,458

	Euro	19,300,000	28,312,155	1/29/2010	(75,741)

	Euro	50,600,000	74,404,544	1/29/2010	(375,395)

	Euro	6,400,000	9,388,487	1/29/2010	(25,116)

	Euro	2,715,000	3,988,471	1/29/2010	(16,353)

	Japanese Yen	235,000,000	2,583,127	1/29/2010	37,065

	New Zealand Dollar	6,006,728	4,293,759	1/29/2010	8,971

	Pound Sterling	973,123	1,564,685	1/29/2010	(9,958)

			$228,802,842		$890,941

	Sells

	Australian Dollar	20,230,000	$17,478,720	1/29/2010	($179,476)

	Canadian Dollar	71,595,758	66,212,154	1/29/2010	(672,350)

	Canadian Dollar	40,041,000	36,513,728	1/29/2010	(892,434)

	Canadian Dollar	108,187,337	101,008,477	1/29/2010	(59,754)

	Euro	12,800,000	18,979,496	1/29/2010	252,755

	Euro	51,300,000	75,343,803	1/29/2010	290,536

	Euro	15,124,912	22,369,745	1/29/2010	241,596

	Japanese Yen	401,166,000	4,423,228	1/29/2010	(49,675)

	Japanese Yen	1,969,340,000	21,617,344	1/29/2010	(340,317)

	New Zealand Dollar	49,980,431	35,686,028	1/29/2010	(115,879)

	Pound Sterling	9,500,000	15,532,785	1/29/2010	354,949

			$415,165,508		($1,170,049)

Total Return Trust

The Portfolio used forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)

Total Return Trust	Buys

	Australian Dollar	5,430,404	$4,516,468	10/1/2009	$274,235

	Australian Dollar	5,430,404	4,727,167	10/30/2009	52,496

	Brazilian Real	20,794,506	10,314,735	10/2/2009	1,422,963

	Brazilian Real	2,980,131	1,617,000	2/2/2010	31,111

	Brazilian Real	20,794,506	11,188,263	2/2/2010	311,788

	Canadian Dollar	3,300,000	3,051,007	10/29/2009	31,409

	Chinese Yuan Renminbi	3,376,500	500,000	3/29/2010	(5,544)

	Chinese Yuan Renminbi	3,384,400	500,000	3/29/2010	(4,387)

	Chinese Yuan Renminbi	20,591,775	3,045,000	3/29/2010	(29,532)

	Chinese Yuan Renminbi	4,842,150	712,500	8/25/2010	(1,455)

	Chinese Yuan Renminbi	41,812,753	6,195,500	8/25/2010	(55,508)

	Chinese Yuan Renminbi	9,195,319	1,354,000	8/25/2010	(3,714)

	Indonesian Rupiah	7,898,200,000	808,000	1/22/2010	(8,071)

	Malaysian Ringgit	944,968	268,000	11/12/2009	4,569

	Malaysian Ringgit	1,888,550	535,000	11/12/2009	9,737

	Malaysian Ringgit	910,740	258,000	11/12/2009	4,696

	Mexican Peso	10,874,872	808,000	11/27/2009	(8,388)

	Mexican Peso	10,883,518	808,000	11/27/2009	(7,753)

	New Taiwan Dollar	17,473,100	535,000	11/16/2009	13,503

	New Taiwan Dollar	17,526,600	535,000	11/16/2009	15,182

	Singapore Dollar	772,273	535,000	11/18/2009	13,071

	Singapore Dollar	773,341	536,000	11/18/2009	12,829

	Singapore Dollar	1,141,647	808,000	11/18/2009	2,211

	South Korean Won	331,784,000	268,000	11/18/2009	14,195

	South Korean Won	2,549,350,500	2,109,000	11/18/2009	59,322

	South Korean Won	331,449,000	268,000	11/18/2009	13,910

			$56,800,640		$2,162,875

	Sells

	Brazilian Real	20,794,506	$11,431,834	10/2/2009	($305,864)

	Euro	8,438,000	12,087,477	10/8/2009	(260,212)

	Euro	10,090,000	14,448,920	10/8/2009	(316,212)

	Japanese Yen	666,000	7,199	10/20/2009	(222)

	Japanese Yen	356,810,000	3,934,270	10/20/2009	(41,150)

	Japanese Yen	69,378,000	760,588	10/20/2009	(12,392)

	Pound Sterling	7,935,000	13,250,101	10/28/2009	570,302

			$55,920,389		($365,750)

Utilities Trust

The Portfolio used forward foreign currency contracts to enhance potential gain and to hedge against anticipated currency exchange rate changes.

Portfolio	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Settlement Date	Unrealized Appreciation (Depreciation)

Utilities Trust	Buys

	Euro	249,852	$352,600	10/15/2009	$13,017

	Euro	455,972	649,961	10/15/2009	17,279

	Euro	735,829	1,051,827	10/15/2009	24,937

	Euro	88,032	123,289	10/15/2009	5,532

	Euro	92,823	132,553	10/15/2009	3,279

	Euro	145,404	212,573	12/16/2009	184

	Pound Sterling	27,724	45,577	10/15/2009	(1,273)

	Pound Sterling	47,591	80,661	10/15/2009	(4,608)

	Pound Sterling	87,270	146,416	10/15/2009	(6,953)

			$2,795,457		$51,394

	Sells

	Euro	31,369	$45,767	10/15/2009	($137)

	Euro	2,596	3,717	10/15/2009	(81)

	Euro	56,340	81,274	10/15/2009	(1,170)

	Euro	91,456	131,105	10/15/2009	(2,725)

	Euro	253,756	357,417	10/19/2009	(13,912)

	Euro	7,339,295	10,732,434	12/16/2009	(6,512)

	Pound Sterling	894,395	1,453,435	10/15/2009	24,142

	Pound Sterling	6,841	11,256	10/15/2009	324

	Pound Sterling	717,222	1,164,700	10/15/2009	18,540

	Pound Sterling	171,142	281,944	10/15/2009	8,449

	Pound Sterling	51,701	85,195	10/15/2009	2,575

	Pound Sterling	50,298	82,596	10/15/2009	2,218

			$14,430,840		$31,711

Foreign forward currency exchange contract principal amounts covered by contract (USD) (notional amounts) at September 30, 2009 are generally representative of the foreign forward currency exchange contract activity during the period ended September 30, 2009.

The table below summarizes the fair market values of derivatives held by the Portfolios at September 30, 2009 by risk category:

Portfolio	Derivatives not accounted for as hedging instruments under FAS 133	Financial instruments location	Asset Derivatives Fair Value	Liability Derivatives Fair Value

500 Index Trust	Equity contracts	Futures	$4,084,916	-

	Total		$4,084,916	-

500 Index Trust B	Equity contracts	Futures	$379,162	-

	Total		$379,162	-

Active Bond Trust	Interest rate contracts	Futures	-	($51,627)

	Total		-	($51,627)

All Cap Core Trust	Equity contracts	Futures	$1,018,104	-

	Total		$1,018,104	-

Balanced Trust	Equity contracts	Futures	$37,200	-

	Total		$37,200	-

Capital Appreciation Value Trust	Equity contracts	Purchased Options/Written Options	$15,815	($657,779)

	Total		$15,815	($657,779)

Core Allocation Plus Trust	Foreign exchange contracts	Foreign forward currency contracts	$91,853	($154,937)

	Credit contracts	Credit default swaps	-	(1,779)

	Equity contracts	Futures/Written Options	87,947	(453,762)

	Interest rate contracts	Futures/Purchased Options	238,169	(34,080)

	Total		$417,969	($644,558)

Global Allocation Trust	Foreign exchange contracts	Foreign forward currency contracts	$1,031,964	($277,406)

	Equity contracts	Futures	332,381	(129,304)

	Interest rate contracts	Futures	97,031	(73,948)

	Total		$1,461,376	($480,658)

Global Bond Trust	Foreign exchange contracts	Foreign forward currency contracts/ Written Options	$10,526,381	($6,746,802)

	Interest rate contracts	Interest rate swaps/Futures/Written Options	2,140,541	(462,900)

	Credit contracts	Credit default swaps	5,518,666	(3,085,827)

	Total		$18,185,588	($10,295,529)

Health Sciences Trust	Equity contracts	Written Options	-	($3,879,629)

	Total		-	($3,879,629)

		Foreign forward currency contracts/Written Options/
High Income Trust	Foreign exchange contracts	Purchased Options	$567,019	($555,900)

	Equity contracts	Purchased Options	1,342,925	-

	Total		$1,909,944	($555,900)

International Core Trust	Foreign exchange contracts	Foreign forward currency contracts	$2,795,967	($811,571)

	Equity contracts	Futures	594,927	(504,408)

	Total		$3,390,894	($1,315,979)

International Equity Index Trust A	Foreign exchange contracts	Foreign forward currency contracts	$1,114,121	($198,565)

	Equity contracts	Futures	172,944	(139,619)

	Total		$1,287,065	($338,184)

International Equity Index Trust B	Foreign exchange contracts	Foreign forward currency contracts	$655,045	($123,407)

	Equity contracts	Futures	279,615	(119,719)

	Total		$934,660	($243,126)

International Index Trust	Equity contracts	Futures	$106,701	($61,307)

	Foreign exchange contracts	Futures	115,797	(51,498)

	Total		$222,498	($112,805)

Investment Quality Bond Trust	Foreign exchange contracts	Foreign forward currency contracts	$99,625	($339,322)

	Interest rate contracts	Interest rate swaps/Futures	258,587	(779,784)

	Credit contracts	Credit default swaps	3,235	(65,742)

	Total		$361,447	($1,184,848)

Mid Cap Index Trust	Equity contracts	Futures	-	($153,733)

	Total		-	($153,733)

Mid Cap Intersection Trust	Equity contracts	Futures	$4,276	-

	Total		$4,276	-

Mutual Shares Trust	Foreign exchange contracts	Foreign forward currency contracts	$1,551,286	($3,360,238)

	Equity contracts	Purchased Options	71,775	-

	Total		$1,623,061	($3,360,238)

Overseas Equity Trust	Foreign exchange contracts	Foreign forward currency contracts	$29,223	($30,671)

	Total		$29,223	($30,671)

Real Return Bond Trust	Foreign exchange contracts	Foreign forward currency contracts	$265,501	($1,225,132)

	Interest rate contracts	Interest rate swaps/Futures/Written Options	4,377,675	(1,835,644)

	Credit contracts	Credit default swaps	2,788,584	(1,061,116)

	Total		$7,431,760	($4,121,892)

Small Cap Index Trust	Equity contracts	Futures	$99,519	-

	Total		$99,519	-

Smaller Company Growth Trust	Equity contracts	Futures	$12,186	-

	Total		$12,186	-

Spectrum Income Trust	Foreign exchange contracts	Foreign forward currency contracts/Futures	$926,388	($1,184,753)

	Interest rate contracts	Futures	6,695	(181,312)

	Total		$933,083	($1,366,065)

Strategic Bond Trust	Interest rate contracts	Futures/Written Options	$1,656,724	($384,378)

	Total		$1,656,724	($384,378)

		Foreign forward currency contracts/Written Options/
Strategic Income Trust	Foreign exchange contracts	Purchased Options	$2,684,619	($2,879,137)

	Equity contracts	Purchased Options	15,000	-

	Interest rate contracts	Futures	-	(1,421,349)

	Total		$2,699,619	($4,300,486)

Total Return Trust	Foreign exchange contracts	Foreign forward currency contracts	$2,857,529	($1,060,404)

	Interest rate contracts	Interest rate swaps/Futures/Written Options	72,513,992	(2,449,398)

	Credit contracts	Credit default swaps	1,496,779	(2,009,469)

	Total		$76,868,300	($5,519,271)

Total Stock Market Index Trust	Equity contracts	Futures	$12,771	($670)

	Total		$12,771	($670)

U.S. Government Securities Trust	Interest rate contracts	Futures/Written Options/ Purchased Options	$1,678,059	($89,239)

	Total		$1,678,059	($89,239)

U.S. Multi Sector Trust	Equity contracts	Futures	$156,061	-

	Total		$156,061	-

Utilities Trust	Foreign exchange contracts	Foreign forward currency contracts	$120,476	($37,371)

	Total		$120,476	($37,371)

Derivatives and Counterparty Risk The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a Portfolio to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Portfolio will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Portfolio will succeed in enforcing them.

RISKS & UNCERTAINTIES

There are a number of risk factors that may play a role in shaping the Portfolios’ overall risk profiles. For further details, see the Portfolios’ Prospectus and Statement of Additional Information.

JHT has ten funds which invest exclusively in Class 1 shares of the following series of American Funds Insurance Series ("AFIS"): American Asset Allocation Fund, the American Blue Chip Income and Growth Fund, the American Bond Fund, the American Diversified Growth & Income, the American Global Growth, the American Global Small Capitalization, the American Growth Fund, the American Growth-Income Fund, the American High Income Fund, the American International and the American New World. Form N-Q for the AFIS Funds for the period ended March 31, 2009 was filed under CIK number 0000729528, file # 811-03857 on or before May 30, 2009.

JHT also has three fund of funds, the American Diversified Growth & Income, the American Fundamental Holding, the American Global Diversification, which invest in Class 1 shares of the AFIS funds.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Trust

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: November 23, 2009

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 23, 2009